                                                           [LOGO OF PIMCO FUNDS]




FIXED-INCOME

                                   [GRAPHIC]


                                                                        EQUITIES

                                            PACIFIC INVESTMENT MANAGEMENT SERIES

                                                              SEMI-ANNUAL REPORT

                                                              SEPTEMBER 30, 2000

[GRAPH]

NASDAQ
                                    Growth of $100
               ------------------------------------------------------
Date                       NASDAQ           S&P 500             LBAG

31-Mar-2000                100.00            100.00            100.00
03-Apr-2000                 92.36            100.49            100.20
04-Apr-2000                 90.73             99.75            100.82
05-Apr-2000                 91.17             99.26            100.67
06-Apr-2000                 93.32            100.21            100.55
07-Apr-2000                 97.24            101.21            100.80
10-Apr-2000                 91.59            100.42            101.00
11-Apr-2000                 88.70            100.17            100.61
12-Apr-2000                 82.44             97.94            100.31
13-Apr-2000                 80.40             96.16            100.54
14-Apr-2000                 72.63             90.56            100.74
17-Apr-2000                 77.40             93.56            100.37
18-Apr-2000                 82.96             96.24            100.31
19-Apr-2000                 81.05             95.30            100.61
20-Apr-2000                 79.69             95.77            100.65
24-Apr-2000                 76.16             95.46            100.63
25-Apr-2000                 81.16             98.64            100.17
26-Apr-2000                 79.38             97.55            100.10
27-Apr-2000                 82.53             97.82             99.64
28-Apr-2000                 84.43             96.99             99.71
01-May-2000                 86.56             98.05             99.65
02-May-2000                 82.78             96.58             99.47
03-May-2000                 81.07             94.51             99.03
04-May-2000                 81.36             94.14             98.59
05-May-2000                 83.47             95.68             98.32
08-May-2000                 80.24             95.13             98.13
09-May-2000                 78.40             94.33             98.31
10-May-2000                 74.02             92.41             98.55
11-May-2000                 76.53             94.08             98.62
12-May-2000                 77.17             94.96             98.19
15-May-2000                 78.89             97.06             98.42
16-May-2000                 81.30             97.98             98.66
17-May-2000                 79.71             96.77             98.53
18-May-2000                 77.39             96.07             98.19
19-May-2000                 74.14             94.05             98.39
22-May-2000                 73.57             93.63             98.80
23-May-2000                 69.20             91.84             98.76
24-May-2000                 71.52             93.52             98.74
25-May-2000                 70.10             92.35             99.17
26-May-2000                 70.09             92.13             99.46
30-May-2000                 75.65             95.11             99.28
31-May-2000                 74.37             95.00             99.67
01-Jun-2000                 78.34             96.89            100.19
02-Jun-2000                 83.39             98.79            100.62
05-Jun-2000                 83.58             98.15            100.97
06-Jun-2000                 82.15             97.50            100.97
07-Jun-2000                 83.96             98.41            100.97
08-Jun-2000                 83.66             97.77            100.95
09-Jun-2000                 84.74             97.45            100.94
12-Jun-2000                 82.40             96.72            101.16
13-Jun-2000                 84.22             98.30            101.17
14-Jun-2000                 83.04             98.38            101.45
15-Jun-2000                 84.10             98.93            101.43
16-Jun-2000                 84.42             97.98            101.79
19-Jun-2000                 87.25             99.42            101.71
20-Jun-2000                 87.77             98.75            101.58
21-Jun-2000                 88.87             98.97            101.20
22-Jun-2000                 86.09             97.17            101.08
23-Jun-2000                 84.09             96.45            100.84
26-Jun-2000                 85.55             97.37            101.21
27-Jun-2000                 84.39             97.06            101.29
28-Jun-2000                 86.17             97.36            101.21
29-Jun-2000                 84.79             96.52            101.61
30-Jun-2000                 86.73             97.34            101.74
03-Jul-2000                 87.30             98.35            101.99
05-Jul-2000                 84.48             96.81            102.16
06-Jul-2000                 86.61             97.52            101.93
07-Jul-2000                 87.98             99.01            102.20
10-Jul-2000                 87.04             98.79            102.17
11-Jul-2000                 86.52             99.14            102.16
12-Jul-2000                 89.65             99.95            102.12
13-Jul-2000                 91.30            100.15            102.50
14-Jul-2000                 92.86            101.10            102.06
17-Jul-2000                 93.48            101.13            101.81
18-Jul-2000                 91.35            100.01            101.81
19-Jul-2000                 88.69             99.23            101.79
20-Jul-2000                 91.51            100.14            102.55
21-Jul-2000                 89.54             99.11            102.63
24-Jul-2000                 87.07             98.05            102.51
25-Jul-2000                 88.12             98.73            102.58
26-Jul-2000                 87.20             97.26            102.58
27-Jul-2000                 84.02             97.08            102.74
28-Jul-2000                 80.10             95.09            102.61
31-Jul-2000                 82.38             95.82            102.67
01-Aug-2000                 80.60             96.31            102.86
02-Aug-2000                 80.00             96.36            102.97
03-Aug-2000                 82.22             97.29            103.12
04-Aug-2000                 82.82             98.00            103.39
07-Aug-2000                 84.48             99.10            103.30
08-Aug-2000                 84.16             99.34            103.51
09-Aug-2000                 84.27             98.68            103.58
10-Aug-2000                 82.22             97.85            103.82
11-Aug-2000                 82.87             98.63            103.57
14-Aug-2000                 84.19             99.96            103.69
15-Aug-2000                 84.23             99.48            103.60
16-Aug-2000                 84.44             99.19            103.50
17-Aug-2000                 86.18            100.28            103.56
18-Aug-2000                 85.95             99.99            103.70
21-Aug-2000                 86.45            100.51            103.67
22-Aug-2000                 86.56            100.42            103.74
23-Aug-2000                 87.71            100.95            104.00
24-Aug-2000                 88.64            101.11            104.09
25-Aug-2000                 88.41            100.98            104.09
28-Aug-2000                 89.02            101.50            103.92
29-Aug-2000                 89.27            101.22            103.76
30-Aug-2000                 89.74            100.76            103.79
31-Aug-2000                 91.99            101.77            104.15
01-Sep-2000                 92.60            101.98            104.40
05-Sep-2000                 90.60            101.07            104.53
06-Sep-2000                 87.76            100.08            104.35
07-Sep-2000                 89.62            100.77            104.21
08-Sep-2000                 87.00            100.23            104.31
11-Sep-2000                 85.21             99.88            104.21
12-Sep-2000                 84.18             99.40            104.21
13-Sep-2000                 85.15             99.61            104.45
14-Sep-2000                 85.59             99.34            104.23
15-Sep-2000                 83.87             98.33            104.14
18-Sep-2000                 81.49             96.91            104.14
19-Sep-2000                 84.53             97.94            104.18
20-Sep-2000                 85.23             97.37            104.04
21-Sep-2000                 83.73             97.22            104.21
22-Sep-2000                 83.18             97.20            104.37
25-Sep-2000                 81.81             96.55            104.45
26-Sep-2000                 80.67             95.75            104.65
27-Sep-2000                 79.96             95.72            104.58
28-Sep-2000                 82.63             97.85            104.65
29-Sep-2000                 80.32             96.40            104.81

On the cover:
Presented on the cover and in greater detail here are line graphs depicting performance for the six-month period ended September 30, 2000 for the Lehman Brothers Aggregate Bond Index (LBAG), the Standard & Poor's 500 Composite Stock Price Index (S&P 500) and the NASDAQ Composite Price Index (NASDAQ), each an unmanaged market index. The line graph assumes the investment of $100 on March 31, 2000.

The graph indicates that the LBAG, an index representative of the U.S. taxable fixed income universe, outperformed the S&P 500 and the NASDAQ indices over the six-month period with significantly less volatility. This outperformance serves as a reminder that an investment in bonds can play a valuable role in preserving capital, providing stability and sometimes, as in the past six months, they offer higher returns than equity securities. This makes for a compelling argument for including bonds in a well-diversified investment portfolio.

Past performance is no guarantee of future results. It is not possible to invest directly in an unmanaged index.

Contents
Chairman's Message ........................................................1
A Conversation with Bill Gross and Paul McCulley ..........................2
Financial Highlights .....................................................32
Statements of Assets and Liabilities .....................................42
Statements of Operations .................................................46
Statements of Changes in Net Assets ......................................50
Statements of Cash Flows .................................................57
Notes to Financial Statements ...........................................175

                                                             Fund   Schedule of
                                                           Summary  Investments
Total Return Fund .............................................5        58
Total Return Fund II ..........................................6        86
Total Return Fund III .........................................7        91
Moderate Duration Fund ........................................8        96
Low Duration Fund .............................................9        99
Low Duration Fund II .........................................10       107
Low Duration Fund III ........................................11       110
Short-Term Fund ..............................................12       112
Money Market Fund ............................................13       116
Long-Term U.S. Government Fund ...............................14       117
Investment Grade Corporate Bond Fund .........................15       121
High Yield Fund ..............................................16       123
Total Return Mortgage Fund ...................................17       129
GNMA Fund ....................................................18       131
Real Return Bond Fund ........................................19       132
Foreign Bond Fund ............................................20       136
Global Bond Fund .............................................21       142
Global Bond Fund II ..........................................22       149
Emerging Markets Bond Fund ...................................23       155
Strategic Balanced Fund ......................................24       157
Convertible Fund .............................................25       158
StocksPLUS Fund ..............................................26       160
Municipal Bond Fund ..........................................27       165
Short Duration Municipal Income Fund .........................28       168
California Intermediate Municipal Bond Fund ..................29       170
California Municipal Bond Fund ...............................30       173
New York Municipal Bond Fund .................................31       174

Chairman's Letter

Dear PIMCO Funds Shareholder:

We are pleased to present you with this semi-annual report for PIMCO Funds:
Pacific Investment Management Series. During the fiscal half-year, assets grew by $7.7 billion to finish the six-month period ended September 30, 2000 at $58.4 billion.

In sharp contrast to last year, bonds are outperforming stocks in 2000. For the six-month period ended September 30, 2000, equity indices were in negative territory with the S&P 500 Composite Stock Price Index at -3.60% and the NASDAQ Composite Index at -19.68%. However, the Lehman Brothers Aggregate Bond Index, generally regarded as representative of the bond market as a whole, was up 4.81% for the six-month period ended September 30, 2000.

Intermediate maturity Treasuries recovered during the semi-annual period with yields on two, five and ten-year notes falling as much as 0.52%. With yields on 30-year Treasuries remaining virtually unchanged, the long end of the yield curve reverted to a positive slope for the first time since mid-January 2000. However, yields on 3-month Treasuries increased by 0.32% to finish the quarter at 6.20%.

The Federal Reserve raised the federal funds rate by 0.50% to 6.50% on May 16, 2000, the highest level in nine years and the sixth rate increase since June 1999. Since then, signs of a cooling economy have allowed the Fed to leave rates unchanged. Optimism grew that the Fed's tightening cycle was over and its next move might be to ease. The potential for a less restrictive Fed boosted demand for two, five and ten-year notes. For much of this year, investors were anxious to buy long-term Treasuries because of concern that buybacks financed by the federal budget surplus would create a scarcity of high quality 30-year bonds. However, support for the 30-year bond eroded during the third quarter, as the major presidential candidates' tax cut and spending plans threatened to consume the surplus.

We are pleased to announce the addition of the Investment Grade Corporate Bond Fund and the California Municipal Bond Fund to the Pacific Investment Management Series. The Funds were launched in April and May, respectively, in an effort to further compliment our product offering and broaden the range of investment options available to investors.

On the following pages you will find commentary from PIMCO's Bill Gross and Paul McCulley, plus specific details as to each Fund's portfolio and total return investment performance including a discussion of those factors that affected investment performance.

We appreciate the trust you have placed in us through your investments, and we will continue to focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our Web site at www.pimco.com.

Sincerely,

/s/Brent R. Harris

Brent R. Harris
Chairman of the Board

October 31, 2000

                                                       2000 Semi-Annual Report 1

Economic Outlook

A Conversation with
William Gross and Paul McCulley

Bill Gross is regarded by many as America's most influential authority on the bond market. He pioneered the "total return" approach to bond investing, and is the portfolio manager of the PIMCO Total Return Fund--the country's largest bond fund. Paul McCulley is an economist and monetary policy specialist with 17 years of investment experience. He is responsible for all short-term bond portfolios at PIMCO--including the PIMCO Short-Term Fund. We recently had the pleasure of speaking with them both about their latest outlook for the economy and the bond market.

Q:   What happened in the bond market in the third quarter?

BG: Intermediate maturity Treasuries rallied as the yields on 2-, 5- and 10-year notes fell significantly. With the yield on 30-year Treasuries remaining flat, the portion of the Treasury yield curve between 10 and 30 years reverted to a positive slope for the first time since mid-January. The reversion of the long end of the curve came amid shifting market sentiment about the economy, Fed policy and the budget surplus in Washington. Mortgages outperformed Treasuries, benefiting from low market volatility and attractive yield premiums. Investment-grade debt also did well as investors were drawn to their higher yields. However, the high yield sector lagged Treasuries amid continued concern about credit weakness in the sector.

Q:   What's your outlook for the economy?

PM: Looking ahead, global economic growth will moderate in response to recent monetary policy tightening in the U.S., Europe and Japan and the highest oil prices in a decade. Inflation is likely to creep higher as increased energy prices seep through economies around the world. In fact, there are now indications that the economy here at home has started to slow. Manufacturing activity is slowing. According to the Purchasing Managers Index, the sector actually contracted in August and September. And corporate earnings warnings suggest the problem is not confined to just manufacturing. In addition, consumer spending is cooling, after posting robust gains at the start of the year.

Q:   What does that mean for the Fed?

PM: Well, the Fed will likely stand pat, certainly through the election, and maybe until next year. While Chairman Greenspan must be happy that the economy is slowing, he remains concerned about two important issues: the impact of continued labor market tightness on inflation through higher wage pressures and concern that higher oil prices will seep into the economy in the form of secondary and tertiary price increases. So while histori-cally the Fed has loosened monetary policy when the manufacturing economy has contracted, this time they may delay easing until inflationary pressures diminish. In short, the tightening cycle is over, but the Fed hasn't indicated that easier monetary policy lies ahead.

Q:   So, will high oil prices be a major issue for the Fed?

PM: Well, over the short run it is a consideration because supply and demand tend to be less elastic. However, the current level of oil prices is not sustainable over the long term. In our opinion, higher oil prices will dampen demand over the long term by slowing worldwide growth. High prices will also encourage more drilling, expansion of refining capacity and rebuilding of inventories from their current low levels. The Fed knows this and that's why they are willing to put up with higher oil prices now, all other things being equal.

2 PIMCO Funds

Q:   Will the outcome of the presidential election impact the bond market?

BG: A concern I have is if one party dominates the election by taking both the White House and Congress, it will be able to enact its promised tax cut. That would stimulate the consumer and re-ignite the economy, potentially bringing the Fed back into the picture. Furthermore, the spending initiatives of either a Bush or Gore administration would most likely turn forecasted budget surpluses into deficits. That would force the Treasury to issue new debt, and remove what has been a major stimulus for the Treasury market this year. I think the bond market would be happiest if the election resulted in continued stalemate in Washington with one party in control of the White House and another in control of Congress.

Q:   Then is stagflation still an issue?

BG: Yes, over the short term. While the economy is clearly cooling, inflation should creep higher due to the factors Paul mentioned before. Historically, normal economic cycles often end with a small dose of stagflation, because inflation in general is a lagging condition. However, the tech slowdown that is currently unfolding needs to be watched. If it negatively impacts productivity growth, then the stagflation story could become a bigger issue.

Q:   What will drive performance in the coming months?

PM: Sector and quality will have more impact on portfolio performance than interest rate strategies in the current environment of slower growth, earnings pressure and creeping inflation. High levels of corporate debt and erosion of credit quality amid slower global growth signal caution toward longer-maturity corporate and emerging market bonds. Emphasis on top-quality credits with shorter maturities is one way to avoid mistakes, though this strategy may sacrifice yield. Mortgages are another alternative. Still, mortgages are not risk-free because they will be vulnerable to adverse price performance if interest rate volatility picks up.

Q:   Then are mortgage-backed securities still the favored sector?

BG: They are for two reasons. First, their yields remain attractive relative to other areas of the bond market with little additional credit risk. Mortgages are still yielding north of 7%, while Treasuries and investment-grade corporate bonds are earning between 5% and 6%. Second, given our outlook for a relatively stable interest rate environment over the next year, the yield premium paid for prepayment risk is very attractive right now.

Historically, the Fed has eased when the Purchasing Managers Index drops below
50.

                                    [GRAPH]

Date               Purchasing Managers (%)            Fed Funds Rate (%)

Jan-82                       38.2                           13.2
Feb-82                       38.3                           14.8
Mar-82                       36.8                           14.7
Apr-82                       37.8                           14.9
May-82                       35.5                           14.5
Jun-82                       38.3                           14.2
Jul-82                       38.4                           12.6
Aug-82                       38.3                           10.1
Sep-82                       38.8                           10.3
Oct-82                       39.4                            9.7
Nov-82                       39.2                            9.2
Dec-82                       42.8                            9.0
Jan-83                       46.0                            8.7
Feb-83                       54.4                            8.5
Mar-83                       53.9                            8.8
Apr-83                       54.2                            8.8
May-83                       56.1                            8.6
Jun-83                       57.5                            9.0
Jul-83                       63.6                            9.4
Aug-83                       63.1                            9.6
Sep-83                       62.5                            9.5
Oct-83                       64.4                            9.5
Nov-83                       66.0                            9.3
Dec-83                       69.9                            9.5
Jan-84                       60.5                            9.6
Feb-84                       61.3                            9.6
Mar-84                       58.9                            9.9
Apr-84                       61.0                           10.3
May-84                       58.6                           10.3
Jun-84                       58.1                           11.1
Jul-84                       56.1                           11.2
Aug-84                       53.0                           11.6
Sep-84                       50.0                           11.3
Oct-84                       50.8                           10.0
Nov-84                       50.3                            9.4
Dec-84                       50.6                            8.4
Jan-85                       50.3                            8.4
Feb-85                       49.9                            8.5
Mar-85                       47.8                            8.6
Apr-85                       48.2                            8.3
May-85                       47.1                            8.0
Jun-85                       47.8                            7.5
Jul-85                       47.9                            7.9
Aug-85                       47.7                            7.9
Sep-85                       49.9                            7.9
Oct-85                       50.9                            8.0
Nov-85                       52.0                            8.1
Dec-85                       50.7                            8.3
Jan-86                       51.2                            8.1
Feb-86                       51.0                            7.9
Mar-86                       51.0                            7.5
Apr-86                       49.7                            7.0
May-86                       53.4                            6.9
Jun-86                       50.5                            6.9
Jul-86                       48.0                            6.6
Aug-86                       52.6                            6.2
Sep-86                       52.4                            5.9
Oct-86                       51.2                            5.9
Nov-86                       51.2                            6.0
Dec-86                       50.5                            6.9
Jan-87                       54.9                            6.4
Feb-87                       52.6                            6.1
Mar-87                       55.0                            6.1
Apr-87                       55.5                            6.4
May-87                       57.2                            6.9
Jun-87                       57.4                            6.7
Jul-87                       57.5                            6.6
Aug-87                       59.3                            6.7
Sep-87                       60.0                            7.2
Oct-87                       60.7                            7.3
Nov-87                       58.8                            6.7
Dec-87                       61.0                            6.8
Jan-88                       57.5                            6.8
Feb-88                       56.2                            6.6
Mar-88                       54.6                            6.6
Apr-88                       55.8                            6.9
May-88                       55.5                            7.1
Jun-88                       59.3                            7.5
Jul-88                       58.2                            7.8
Aug-88                       56.0                            8.0
Sep-88                       54.5                            8.2
Oct-88                       55.4                            8.3
Nov-88                       55.6                            8.4
Dec-88                       56.0                            8.8
Jan-89                       54.7                            9.1
Feb-89                       54.1                            9.4
Mar-89                       51.5                            9.9
Apr-89                       52.2                            9.8
May-89                       49.3                            9.8
Jun-89                       47.3                            9.5
Jul-89                       45.9                            9.2
Aug-89                       45.1                            9.0
Sep-89                       46.0                            9.0
Oct-89                       46.8                            8.8
Nov-89                       46.8                            8.6
Dec-89                       47.4                            8.5
Jan-90                       47.2                            8.2
Feb-90                       49.1                            8.2
Mar-90                       49.9                            8.3
Apr-90                       50.0                            8.3
May-90                       49.5                            8.2
Jun-90                       49.2                            8.3
Jul-90                       46.6                            8.2
Aug-90                       46.1                            8.1
Sep-90                       44.5                            8.2
Oct-90                       43.2                            8.1
Nov-90                       41.3                            7.8
Dec-90                       40.8                            7.3
Jan-91                       39.2                            6.9
Feb-91                       39.4                            6.3
Mar-91                       40.7                            6.1
Apr-91                       42.8                            5.9
May-91                       44.5                            5.8
Jun-91                       50.3                            5.9
Jul-91                       50.6                            5.8
Aug-91                       52.9                            5.7
Sep-91                       54.9                            5.5
Oct-91                       53.1                            5.2
Nov-91                       49.5                            4.8
Dec-91                       46.8                            4.4
Jan-92                       47.3                            4.0
Feb-92                       52.7                            4.1
Mar-92                       54.6                            4.0
Apr-92                       52.6                            3.7
May-92                       55.7                            3.8
Jun-92                       53.6                            3.8
Jul-92                       53.9                            3.3
Aug-92                       53.4                            3.3
Sep-92                       49.7                            3.2
Oct-92                       50.3                            3.1
Nov-92                       53.6                            3.1
Dec-92                       54.2                            2.9
Jan-93                       55.8                            3.0
Feb-93                       55.2                            3.0
Mar-93                       53.5                            3.1
Apr-93                       50.2                            3.0
May-93                       51.2                            3.0
Jun-93                       49.6                            3.0
Jul-93                       50.2                            3.1
Aug-93                       50.7                            3.0
Sep-93                       50.8                            3.1
Oct-93                       53.4                            3.0
Nov-93                       53.8                            3.0
Dec-93                       55.6                            3.0
Jan-94                       56.0                            3.1
Feb-94                       56.5                            3.3
Mar-94                       56.9                            3.3
Apr-94                       57.4                            3.6
May-94                       58.2                            4.0
Jun-94                       58.8                            4.3
Jul-94                       58.5                            4.3
Aug-94                       58.0                            4.5
Sep-94                       59.0                            4.7
Oct-94                       59.4                            4.8
Nov-94                       59.2                            5.3
Dec-94                       56.1                            5.5
Jan-95                       57.4                            5.5
Feb-95                       55.1                            5.9
Mar-95                       52.1                            6.0
Apr-95                       51.5                            6.1
May-95                       46.7                            6.0
Jun-95                       45.9                            6.0
Jul-95                       50.7                            5.9
Aug-95                       47.1                            5.7
Sep-95                       48.1                            5.8
Oct-95                       46.7                            5.8
Nov-95                       45.9                            5.8
Dec-95                       46.2                            5.6
Jan-96                       45.5                            5.6
Feb-96                       45.9                            5.2
Mar-96                       46.9                            5.3
Apr-96                       49.3                            5.2
May-96                       49.1                            5.2
Jun-96                       53.6                            5.3
Jul-96                       49.7                            5.4
Aug-96                       51.6                            5.2
Sep-96                       51.1                            5.3
Oct-96                       50.5                            5.2
Nov-96                       53.0                            5.3
Dec-96                       55.2                            5.3
Jan-97                       53.6                            5.3
Feb-97                       53.3                            5.2
Mar-97                       54.1                            5.4
Apr-97                       53.7                            5.5
May-97                       56.0                            5.5
Jun-97                       55.2                            5.6
Jul-97                       57.8                            5.5
Aug-97                       56.1                            5.5
Sep-97                       54.0                            5.5
Oct-97                       56.4                            5.5
Nov-97                       55.4                            5.5
Dec-97                       54.3                            5.5
Jan-98                       53.4                            5.5
Feb-98                       53.2                            5.5
Mar-98                       53.4                            5.5
Apr-98                       52.3                            5.5
May-98                       50.9                            5.5
Jun-98                       49.2                            5.6
Jul-98                       49.4                            5.5
Aug-98                       49.1                            5.6
Sep-98                       48.8                            5.5
Oct-98                       48.6                            5.1
Nov-98                       47.7                            4.8
Dec-98                       46.3                            4.7
Jan-99                       49.9                            4.6
Feb-99                       52.1                            4.8
Mar-99                       53.3                            4.8
Apr-99                       52.7                            4.7
May-99                       54.4                            4.7
Jun-99                       56.3                            4.8
Jul-99                       53.6                            5.0
Aug-99                       54.4                            5.1
Sep-99                       57.3                            5.2
Oct-99                       56.9                            5.2
Nov-99                       57.1                            5.4
Dec-99                       56.8                            5.3
Jan-00                       56.3                            5.5
Feb-00                       56.9                            5.7
Mar-00                       55.8                            5.9
Apr-00                       54.9                            6.0
May-00                       53.2                            6.3
Jun-00                       51.8                            6.5
Jul-00                       51.8                            6.6
Aug-00                       49.5                            6.5

Source: Nat'l Assoc. of Purchasing Mgmt; Federal Reserve

                                                       2000 Semi-Annual Report 3

Q: Finally, Bill, you've spoken frequently about the decline of the corporate sector. Could you elaborate?

BG: First, cyclically, with the economy slowing and default rates in the corporate credit market high and rising, higher yielding, lower quality issues will continue to face tough times. Even many investment-grade issues suffer in this environment. Second, secularly, corporate bond investing in a New Age economy is a dangerous proposition. That's because today's economic growth is based on the premise that "creative destruction" is a good thing. Joseph Schumpeter first introduced the idea that the greatest good is ultimately accomplished by allowing innovation to flourish even as it damages some. The U.S. dominates the world economy today because it embraces change and allows the new to overtake the old. New Age companies embody the creative part of the concept and tend to raise capital in the equity markets. That leaves destruction for certain Old Age companies, which leverage their balance sheet by issuing debt only to use the proceeds to buy back stock in order to keep their stock price competitive--a vicious cycle of self-liquidation. The outcome is not good for debt holders. That's why we are cautious about the corporate market.

For more on our economic outlook on a monthly basis, read Bill Gross's Investment Outlook and Paul McCulley's Fed Focus online at www.pimco.com.

Past performance is no guarantee of future results. The views of Mr. Gross and Mr. McCulley are not indicative of the past or future performance of any PIMCO Fund.

U.S. Corporate Sector Borrowing
Corporations are assuming more and more debt.

The line graph inserted at the bottom of page 4 in the section "Economic Outlook" is entitled "U.S. Corporate Sector Borrowing" and illustrates the fact that corporations are assuming more and more debt. The graph shows one line representing the U.S.$ amount from flow of funds and a second line representing the %YoY of non-financial credit growth (RHS), both over the ten-year period from 1990 through 2000.


Source: Datastream

4 PIMCO Funds

PIMCO Total Return Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:
Primarily intermediate maturity fixed income securities

Duration:
5.2 years

Total Net Assets:
$35.5 billion

Sector Breakdown:*

[GRAPH]

Mortgage-Backed Securities    48.2%
Corporate Bonds and Notes     26.9%
U.S. Treasury Obligations      9.0%
Short-Term Instruments         5.5%
Assets-Backed Securities       5.4%
Other                          5.0%

Quality Breakdown:*

[GRAPH]

AAA     66.7%
AA       6.2%
A       14.7%
BBB     10.4%
BB       1.4%
B        0.6%

*% of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 2000

                                                                                     Lipper Intermediate
                    Inst'l Class           Admin. Class     Lehman Brothers          Investment Grade
                 (Incep. 5/11/1987)     (Incep. 9/07/1994)  Aggregate Bond Index     Debt Fund Average
6 Months               4.75%                    4.62%             4.81%                   4.02%
1 Year                 7.12%                    6.85%             6.99%                   5.75%
3 Years*               6.43%                    6.16%             5.93%                   4.85%
5 Years*               7.35%                    7.11%             6.47%                   5.54%
10 Years*              9.32%                      --              8.05%                   7.58%
Since Inception*       9.10%                    7.82%               --                      --
* Annualized

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2000

                                    [GRAPH]

                                  Total Return            Lehman Brothers
Month                               Fund                Aggregate Bond Index

05/31/1987                        5,000,000                   5,000,000
06/30/1987                        5,063,956                   5,068,813
07/31/1987                        5,051,390                   5,064,918
08/31/1987                        5,039,534                   5,037,815
09/30/1987                        4,913,547                   4,930,538
10/31/1987                        5,070,060                   5,106,141
11/30/1987                        5,107,024                   5,147,040
12/31/1987                        5,153,726                   5,217,151
01/31/1988                        5,364,621                   5,400,545
02/29/1988                        5,425,978                   5,464,652
03/31/1988                        5,377,483                   5,413,367
04/30/1988                        5,349,895                   5,384,153
05/31/1988                        5,323,746                   5,347,962
06/30/1988                        5,451,097                   5,476,986
07/31/1988                        5,444,079                   5,448,260
08/31/1988                        5,470,463                   5,462,542
09/30/1988                        5,574,381                   5,586,211
10/31/1988                        5,662,479                   5,691,379
11/30/1988                        5,612,027                   5,622,241
12/31/1988                        5,637,131                   5,628,571
01/31/1989                        5,706,918                   5,709,556
02/28/1989                        5,670,892                   5,668,171
03/31/1989                        5,697,790                   5,692,677
04/30/1989                        5,825,551                   5,811,802
05/31/1989                        5,967,305                   5,964,522
06/30/1989                        6,168,244                   6,146,131
07/31/1989                        6,298,843                   6,276,779
08/31/1989                        6,190,418                   6,183,783
09/30/1989                        6,221,536                   6,215,431
10/31/1989                        6,371,017                   6,368,476
11/30/1989                        6,426,949                   6,429,174
12/31/1989                        6,440,083                   6,446,378
01/31/1990                        6,332,594                   6,369,774
02/28/1990                        6,349,652                   6,390,386
03/31/1990                        6,344,778                   6,395,092
04/30/1990                        6,255,058                   6,336,504
05/31/1990                        6,460,283                   6,524,117
06/30/1990                        6,569,705                   6,628,798
07/31/1990                        6,676,661                   6,720,495
08/31/1990                        6,571,662                   6,630,745
09/30/1990                        6,578,458                   6,685,601
10/31/1990                        6,669,789                   6,770,482
11/30/1990                        6,838,024                   6,916,223
12/31/1990                        6,958,354                   7,023,987
01/31/1991                        7,027,903                   7,110,815
02/28/1991                        7,126,178                   7,171,514
03/31/1991                        7,216,808                   7,220,852
04/30/1991                        7,335,070                   7,299,078
05/31/1991                        7,390,178                   7,341,762
06/30/1991                        7,401,768                   7,338,029
07/31/1991                        7,508,521                   7,439,788
08/31/1991                        7,712,232                   7,600,786
09/30/1991                        7,894,694                   7,754,804
10/31/1991                        7,975,769                   7,841,145
11/30/1991                        8,045,044                   7,913,042
12/31/1991                        8,319,147                   8,148,046
01/31/1992                        8,251,437                   8,037,198
02/29/1992                        8,323,957                   8,089,457
03/31/1992                        8,292,135                   8,043,852
04/30/1992                        8,335,850                   8,101,954
05/31/1992                        8,508,487                   8,254,836
06/30/1992                        8,616,472                   8,368,443
07/31/1992                        8,827,524                   8,539,178
08/31/1992                        8,902,987                   8,625,682
09/30/1992                        9,043,980                   8,727,928
10/31/1992                        8,965,037                   8,612,211
11/30/1992                        8,972,362                   8,614,159
12/31/1992                        9,129,278                   8,751,136
01/31/1993                        9,297,750                   8,918,950
02/28/1993                        9,504,901                   9,075,078
03/31/1993                        9,560,206                   9,112,893
04/30/1993                        9,643,848                   9,176,350
05/31/1993                        9,666,306                   9,188,036
06/30/1993                        9,876,645                   9,354,551
07/31/1993                        9,937,133                   9,407,459
08/31/1993                       10,163,538                   9,572,351
09/30/1993                       10,204,890                   9,598,643
10/31/1993                       10,277,472                   9,634,511
11/30/1993                       10,187,745                   9,552,551
12/31/1993                       10,271,501                   9,604,324
01/31/1994                       10,396,445                   9,733,998
02/28/1994                       10,210,928                   9,564,886
03/31/1994                        9,995,399                   9,329,070
04/30/1994                        9,896,929                   9,254,577
05/31/1994                        9,850,224                   9,253,278
06/30/1994                        9,814,015                   9,232,829
07/31/1994                       10,015,509                   9,416,223
08/31/1994                       10,044,623                   9,427,908
09/30/1994                        9,917,753                   9,289,146
10/31/1994                        9,906,083                   9,280,869
11/30/1994                        9,907,443                   9,260,257
12/31/1994                        9,904,417                   9,324,202
01/31/1995                       10,082,267                   9,508,731
02/28/1995                       10,319,048                   9,734,809
03/31/1995                       10,417,456                   9,794,534
04/30/1995                       10,600,658                   9,931,349
05/31/1995                       10,936,213                  10,315,665
06/30/1995                       10,929,713                  10,391,294
07/31/1995                       10,936,311                  10,368,086
08/31/1995                       11,105,123                  10,493,216
09/30/1995                       11,244,355                  10,595,300
10/31/1995                       11,415,091                  10,733,089
11/30/1995                       11,662,396                  10,893,924
12/31/1995                       11,863,138                  11,046,806
01/31/1996                       11,960,385                  11,120,164
02/29/1996                       11,668,778                  10,926,870
03/31/1996                       11,578,391                  10,850,915
04/30/1996                       11,530,294                  10,789,892
05/31/1996                       11,499,480                  10,767,982
06/30/1996                       11,683,873                  10,912,588
07/31/1996                       11,714,500                  10,942,450
08/31/1996                       11,704,501                  10,924,111
09/30/1996                       11,973,193                  11,114,483
10/31/1996                       12,284,300                  11,360,686
11/30/1996                       12,575,406                  11,555,278
12/31/1996                       12,419,446                  11,447,838
01/31/1997                       12,465,678                  11,482,894
02/28/1997                       12,494,013                  11,511,458
03/31/1997                       12,342,925                  11,383,894
04/30/1997                       12,565,728                  11,554,304
05/31/1997                       12,694,757                  11,663,529
06/30/1997                       12,843,894                  11,801,967
07/31/1997                       13,203,071                  12,120,229
08/31/1997                       13,089,168                  12,016,846
09/30/1997                       13,301,627                  12,194,073
10/31/1997                       13,461,510                  12,370,975
11/30/1997                       13,523,400                  12,427,941
12/31/1997                       13,681,812                  12,553,071
01/31/1998                       13,893,968                  12,714,230
02/28/1998                       13,855,371                  12,704,087
03/31/1998                       13,902,211                  12,748,312
04/30/1998                       13,957,191                  12,814,853
05/31/1998                       14,119,833                  12,936,413
06/30/1998                       14,257,594                  13,046,124
07/31/1998                       14,305,551                  13,073,877
08/31/1998                       14,533,176                  13,286,646
09/30/1998                       14,969,015                  13,597,767
10/31/1998                       14,869,808                  13,525,870
11/30/1998                       14,925,950                  13,602,636
12/31/1998                       15,018,914                  13,643,534
01/31/1999                       15,109,171                  13,740,911
02/28/1999                       14,831,091                  13,501,039
03/31/1999                       14,958,503                  13,575,857
04/30/1999                       15,032,946                  13,618,865
05/31/1999                       14,870,656                  13,499,578
06/30/1999                       14,846,270                  13,456,570
07/31/1999                       14,790,750                  13,399,279
08/31/1999                       14,803,007                  13,392,596
09/30/1999                       14,968,364                  13,547,942
10/31/1999                       15,018,938                  13,597,929
11/30/1999                       15,055,090                  13,596,955
12/31/1999                       14,976,517                  13,531,388
01/31/2000                       14,900,278                  13,487,081
02/29/2000                       15,083,651                  13,650,188
03/31/2000                       15,307,078                  13,830,012
04/30/2000                       15,264,806                  13,790,412
05/31/2000                       15,262,467                  13,784,082
06/30/2000                       15,586,098                  14,070,858
07/31/2000                       15,729,678                  14,198,585
08/31/2000                       15,977,572                  14,404,375
09/30/2000                       16,034,043                  14,494,936

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 6/01/1987, the first full month following the Fund's Institutional Class inception on 5/11/1987, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 9/07/1994. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Total Return Fund's Institutional Class shares underperformed the
     Lehman Brothers Aggregate Bond Index for the six-month period ended September 30, 2000, returning 4.75% versus 4.81% for the Index.

 .    The Fund's duration was held above that of the Index, which had a positive impact on returns as intermediate rates fell. However, an emphasis on longer maturities detracted from returns as intermediate maturities outperformed.

 .    An overweight in mortgages added to returns due to relatively high yields and low market volatility.

 .    An underweight in investment grade corporates helped returns in the second quarter of the year but was negative in the third quarter as corporates outperformed Treasuries due to narrowing yield premiums. A small high yield allocation was modestly negative amid concern about credit quality in the sector as growth began to slow.

 .    Within the international sector emerging market bonds helped returns as yield premiums narrowed due to stronger economies and debt restructuring. Positions based on an expected rise in the euro were negative as the euro lost ground relative to the dollar.

                                                       2000 Semi-Annual Report 5

PIMCO Total Return Fund II

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:
Primarily intermediate maturity fixed income securities with quality and non-U.S. issuer restrictions

Duration:
5.0 years

Total Net Assets:
$1.6 billion

Sector Breakdown:*

[GRAPH]

Mortgage-Backed Securities    45.8%
Corporate Bonds and Notes     34.0%
U.S. Treasury Obligations     11.3%
Other                          8.9%

Quality Breakdown:*

[GRAPH]

AAA       60.6%
AA         8.1%
A         24.9%
BBB        6.4%

*% of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 2000

                                                                                       Lipper Intermediate
                    Inst'l Class          Admin. Class        Lehman Brothers          Investment Grade
                 (Incep. 12/30/1991)     (Incep. 11/30/1994)  Aggregate Bond Index     Debt Fund Average
6 Months                4.81%                 4.68%                 4.81%                      4.02%
1 Year                  6.85%                 6.58%                 6.99%                      5.75%
3 Years*                6.06%                 5.79%                 5.93%                      4.85%
5 Years*                6.83%                 6.54%                 6.47%                      5.54%
Since Inception *       7.42%                 7.99%                   --                         --
* Annualized

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2000

                                    [GRAPH]

                            Total Return               Lehman Brothers
Month                           Fund II              Aggregate Bond Index

12/31/1991                      5,000,000                   5,000,000
01/31/1992                      4,929,716                   4,931,979
02/29/1992                      4,951,937                   4,964,047
03/31/1992                      4,937,873                   4,936,062
04/30/1992                      4,963,257                   4,971,716
05/31/1992                      5,075,312                   5,065,531
06/30/1992                      5,149,979                   5,135,245
07/31/1992                      5,309,040                   5,240,016
08/31/1992                      5,355,136                   5,293,098
09/30/1992                      5,437,041                   5,355,841
10/31/1992                      5,367,337                   5,284,832
11/30/1992                      5,383,727                   5,286,027
12/31/1992                      5,471,600                   5,370,083
01/31/1993                      5,579,371                   5,473,060
02/28/1993                      5,705,377                   5,568,868
03/31/1993                      5,719,997                   5,592,073
04/30/1993                      5,793,075                   5,631,013
05/31/1993                      5,790,801                   5,638,183
06/30/1993                      5,920,354                   5,740,365
07/31/1993                      5,952,711                   5,772,831
08/31/1993                      6,070,915                   5,874,017
09/30/1993                      6,093,002                   5,890,150
10/31/1993                      6,109,820                   5,912,160
11/30/1993                      6,049,436                   5,861,866
12/31/1993                      6,067,802                   5,893,636
01/31/1994                      6,149,761                   5,973,210
02/28/1994                      6,050,676                   5,869,435
03/31/1994                      5,910,178                   5,724,729
04/30/1994                      5,870,870                   5,679,016
05/31/1994                      5,858,460                   5,678,219
06/30/1994                      5,845,104                   5,665,671
07/31/1994                      5,977,463                   5,778,209
08/31/1994                      5,984,657                   5,785,380
09/30/1994                      5,896,835                   5,700,229
10/31/1994                      5,889,838                   5,695,150
11/30/1994                      5,888,896                   5,682,502
12/31/1994                      5,933,421                   5,721,741
01/31/1995                      6,043,232                   5,834,977
02/28/1995                      6,182,752                   5,973,708
03/31/1995                      6,223,522                   6,010,358
04/30/1995                      6,299,808                   6,094,313
05/31/1995                      6,523,923                   6,330,146
06/30/1995                      6,551,569                   6,376,556
07/31/1995                      6,507,691                   6,362,315
08/31/1995                      6,628,805                   6,439,100
09/30/1995                      6,717,353                   6,501,743
10/31/1995                      6,829,613                   6,586,296
11/30/1995                      6,952,671                   6,684,992
12/31/1995                      7,059,284                   6,778,807
01/31/1996                      7,096,875                   6,823,822
02/29/1996                      6,956,380                   6,705,209
03/31/1996                      6,882,877                   6,658,600
04/30/1996                      6,829,282                   6,621,153
05/31/1996                      6,805,776                   6,607,708
06/30/1996                      6,917,299                   6,696,445
07/31/1996                      6,933,266                   6,714,769
08/31/1996                      6,916,233                   6,703,516
09/30/1996                      7,079,837                   6,820,337
10/31/1996                      7,268,469                   6,971,417
11/30/1996                      7,416,019                   7,090,828
12/31/1996                      7,331,446                   7,024,898
01/31/1997                      7,372,632                   7,046,410
02/28/1997                      7,387,727                   7,063,938
03/31/1997                      7,305,831                   6,985,659
04/30/1997                      7,418,069                   7,090,230
05/31/1997                      7,488,383                   7,157,255
06/30/1997                      7,571,276                   7,242,207
07/31/1997                      7,808,619                   7,437,506
08/31/1997                      7,730,081                   7,374,066
09/30/1997                      7,837,156                   7,482,820
10/31/1997                      7,950,092                   7,591,375
11/30/1997                      7,972,129                   7,626,332
12/31/1997                      8,063,867                   7,703,117
01/31/1998                      8,181,882                   7,802,012
02/28/1998                      8,157,419                   7,795,787
03/31/1998                      8,181,806                   7,822,926
04/30/1998                      8,222,040                   7,863,759
05/31/1998                      8,310,019                   7,938,353
06/30/1998                      8,398,686                   8,005,677
07/31/1998                      8,417,371                   8,022,707
08/31/1998                      8,634,608                   8,153,272
09/30/1998                      8,863,669                   8,344,189
10/31/1998                      8,784,161                   8,300,070
11/30/1998                      8,790,237                   8,347,177
12/31/1998                      8,840,354                   8,372,274
01/31/1999                      8,895,775                   8,432,029
02/28/1999                      8,717,208                   8,284,832
03/31/1999                      8,791,829                   8,330,744
04/30/1999                      8,826,341                   8,357,136
05/31/1999                      8,716,487                   8,283,936
06/30/1999                      8,686,621                   8,257,544
07/31/1999                      8,640,505                   8,222,388
08/31/1999                      8,645,072                   8,218,287
09/30/1999                      8,749,143                   8,313,614
10/31/1999                      8,774,371                   8,344,288
11/30/1999                      8,789,718                   8,343,691
12/31/1999                      8,745,555                   8,303,456
01/31/2000                      8,714,587                   8,276,267
02/29/2000                      8,804,572                   8,376,357
03/31/2000                      8,919,699                   8,486,705
04/30/2000                      8,885,298                   8,462,404
05/31/2000                      8,910,528                   8,458,520
06/30/2000                      9,090,806                   8,634,499
07/31/2000                      9,163,246                   8,712,877
08/31/2000                      9,307,790                   8,839,159
09/30/2000                      9,348,802                   8,894,732

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 1/01/1992, the first full month following the Fund's Institutional Class inception on 12/30/1991, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 11/30/1994.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Total Return Fund II Institutional Class shares equaled the performance of the Lehman Brothers Aggregate Bond Index for the six-month period ended September 30, 2000, with the Fund and the Index returning 4.81%.
 .    The Fund's duration was held below that of the Index in the second quarter of the year, which hurt performance. An increase of duration above the
     Index in the third quarter had a positive impact on returns as intermediate rates fell. However, an emphasis on longer maturities detracted from returns as intermediate maturities outperformed.
 .    An overweight in mortgages added to returns due to relatively high yields and low market volatility.
 .    An underweight in investment grade corporates was negative as corporates outperformed Treasuries due to narrowing yield premiums.

6 PIMCO Funds

PIMCO Total Return Fund III

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:
Primarily intermediate maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices

Duration:
6.2 years

Total Net Assets:
$819.9 million

Sector Breakdown:*

[GRAPH]

Mortgage-Backed Securities     48.9%
Corporate Bonds and Notes      23.3%
U.S. Treasury Obligations      13.3%
Other                          14.5%

Quality Breakdown:*

[GRAPH]

AAA      65.2%
AA        5.3%
A        18.7%
BBB       8.3%
BB        1.3%
B         1.2%

*% of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 2000

                                                                                       Lipper Intermediate
                    Inst'l Class          Admin. Class        Lehman Brothers          Investment Grade
                 (Incep. 5/01/1991)     (Incep. 4/11/1997)    Aggregate Bond Index     Debt Fund Average
6 Months                4.27%                 4.14%                 4.81%                      4.02%
1 Year                  5.25%                 4.99%                 6.99%                      5.75%
3 Years*                5.85%                 5.59%                 5.93%                      4.85%
5 Years*                6.87%                   --                  6.47%                      5.54%
Since Inception *       8.41%                 7.02%                   --                         --
* Annualized

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2000

                                    [GRAPH]

                       Total Return               Lehman Brothers
Month                    Fund III               Aggregate Bond Index

04/30/1991               5,000,000                    5,000,000
05/31/1991               5,024,573                    5,029,239
06/30/1991               5,011,360                    5,026,682
07/31/1991               5,091,347                    5,096,389
08/31/1991               5,231,902                    5,206,675
09/30/1991               5,362,299                    5,312,180
10/31/1991               5,419,024                    5,371,326
11/30/1991               5,475,902                    5,420,576
12/31/1991               5,687,512                    5,581,558
01/31/1992               5,605,239                    5,505,625
02/29/1992               5,649,578                    5,541,424
03/31/1992               5,621,306                    5,510,184
04/30/1992               5,643,874                    5,549,984
05/31/1992               5,752,958                    5,654,712
06/30/1992               5,844,833                    5,732,534
07/31/1992               6,028,857                    5,849,491
08/31/1992               6,069,916                    5,908,747
09/30/1992               6,112,922                    5,978,788
10/31/1992               6,061,053                    5,899,520
11/30/1992               6,110,005                    5,900,854
12/31/1992               6,200,947                    5,994,686
01/31/1993               6,262,534                    6,109,641
02/28/1993               6,404,215                    6,216,592
03/31/1993               6,434,449                    6,242,496
04/30/1993               6,497,518                    6,285,965
05/31/1993               6,501,189                    6,293,970
06/30/1993               6,644,496                    6,408,036
07/31/1993               6,697,102                    6,444,279
08/31/1993               6,880,114                    6,557,233
09/30/1993               6,894,099                    6,575,243
10/31/1993               6,957,037                    6,599,813
11/30/1993               6,917,372                    6,543,670
12/31/1993               6,984,685                    6,579,135
01/31/1994               7,060,374                    6,667,964
02/28/1994               6,937,795                    6,552,119
03/31/1994               6,797,242                    6,390,581
04/30/1994               6,731,751                    6,339,552
05/31/1994               6,676,376                    6,338,662
06/30/1994               6,681,328                    6,324,654
07/31/1994               6,815,349                    6,450,282
08/31/1994               6,830,651                    6,458,287
09/30/1994               6,760,588                    6,363,232
10/31/1994               6,777,181                    6,357,562
11/30/1994               6,726,341                    6,343,443
12/31/1994               6,745,188                    6,387,246
01/31/1995               6,870,185                    6,513,652
02/28/1995               7,076,265                    6,668,520
03/31/1995               7,131,606                    6,709,432
04/30/1995               7,251,354                    6,803,153
05/31/1995               7,479,227                    7,066,416
06/30/1995               7,468,982                    7,118,224
07/31/1995               7,469,280                    7,102,326
08/31/1995               7,577,254                    7,188,042
09/30/1995               7,661,664                    7,257,971
10/31/1995               7,778,032                    7,352,359
11/30/1995               7,920,241                    7,462,534
12/31/1995               8,042,735                    7,567,261
01/31/1996               8,110,490                    7,617,512
02/29/1996               7,917,045                    7,485,103
03/31/1996               7,848,991                    7,433,072
04/30/1996               7,813,232                    7,391,271
05/31/1996               7,795,663                    7,376,262
06/30/1996               7,938,312                    7,475,319
07/31/1996               7,953,817                    7,495,775
08/31/1996               7,937,131                    7,483,213
09/30/1996               8,134,267                    7,613,621
10/31/1996               8,353,533                    7,782,274
11/30/1996               8,530,260                    7,915,573
12/31/1996               8,415,107                    7,841,975
01/31/1997               8,452,273                    7,865,989
02/28/1997               8,465,767                    7,885,556
03/31/1997               8,379,284                    7,798,172
04/30/1997               8,523,528                    7,914,906
05/31/1997               8,625,020                    7,989,727
06/30/1997               8,714,471                    8,084,560
07/31/1997               8,945,988                    8,302,575
08/31/1997               8,888,809                    8,231,756
09/30/1997               9,006,608                    8,353,160
10/31/1997               9,140,798                    8,474,341
11/30/1997               9,172,684                    8,513,363
12/31/1997               9,274,215                    8,599,079
01/31/1998               9,418,706                    8,709,477
02/28/1998               9,404,616                    8,702,528
03/31/1998               9,436,938                    8,732,823
04/30/1998               9,472,905                    8,778,405
05/31/1998               9,559,386                    8,861,676
06/30/1998               9,655,888                    8,936,830
07/31/1998               9,697,309                    8,955,841
08/31/1998               9,843,713                    9,101,592
09/30/1998              10,148,628                    9,314,715
10/31/1998              10,097,948                    9,265,464
11/30/1998              10,154,614                    9,318,050
12/31/1998              10,237,306                    9,346,067
01/31/1999              10,291,019                    9,412,772
02/28/1999              10,083,482                    9,248,455
03/31/1999              10,210,751                    9,299,706
04/30/1999              10,264,484                    9,329,168
05/31/1999              10,112,792                    9,247,454
06/30/1999              10,098,298                    9,217,993
07/31/1999              10,060,554                    9,178,748
08/31/1999              10,064,068                    9,174,170
09/30/1999              10,149,144                    9,280,584
10/31/1999              10,190,083                    9,314,826
11/30/1999              10,208,038                    9,314,159
12/31/1999              10,139,938                    9,269,244
01/31/2000               9,971,148                    9,238,894
02/29/2000              10,081,292                    9,350,625
03/31/2000              10,244,449                    9,473,807
04/30/2000              10,191,835                    9,446,680
05/31/2000              10,178,995                    9,442,344
06/30/2000              10,404,668                    9,638,791
07/31/2000              10,480,599                    9,726,286
08/31/2000              10,659,083                    9,867,257
09/30/2000              10,682,050                    9,929,292

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the invest-ment of $5,000,000 on 5/01/1991, the Fund's Institutional Class inception date, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 4/11/1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Total Return Fund III Institutional Class shares underperformed the
     Lehman Brothers Aggregate Bond Index for the six-month period ended September 30, 2000, returning 4.27% versus 4.81% for the Index.

 .    The Fund's duration was held below that of the Index, which had a negative impact on returns as intermediate rates fell. Also, an emphasis on longer maturities detracted from returns as intermediate maturities outperformed.

 .    An overweight in mortgages added to returns due to relatively high yields and low market volatility.

 .    An underweight in investment grade corporates helped returns in the second quarter of the year but was negative in the third quarter as corporates outperformed Treasuries due to narrowing yield premiums. A small high yield allocation was modestly negative amid concern about credit quality in the sector as growth began to slow.

 .    Within the international sector emerging market bonds helped returns as yield premiums narrowed due to stronger economies and debt restructuring. Positions based on an expected rise in the euro were negative as the euro lost ground relative to the dollar.

                                                       2000 Semi-Annual Report 7

PIMCO Moderate Duration Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:
Primarily short and intermediate maturity fixed income securities

Duration:
3.6 years

Total Net Assets:
$444.5 million

Sector Breakdown:*

[GRAPH]

Mortgage-Backed Securities    48.8%
Corporate Bonds and Notes     26.8%
Asset-Backed Instruments      11.0%
Other                         13.4%

Quality Breakdown:*

[GRAPH]

AAA        66.8%
AA          7.2%
A          10.2%
BBB        12.1%
BB          1.1%
B           2.6%

*% of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 2000

                                         Lehman Brothers            Lipper Short Intermediate
                   Inst'l Class          Intermediate Government/   Investment Grade
                   (Incep. 12/31/1996)   Corporate Bond Index       Debt Fund Average
6 Months                 5.27%                4.61%                       4.00%
1 Year                   6.96%                6.23%                       5.74%
3 Years*                 5.85%                5.68%                       4.91%
Since Inception*         6.22%                  --                          --
* Annualized

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2000

                                    [GRAPH]

                            Moderate                   Lehman Brothers
                            Duration               Intermediate Government/
Month                         Fund                   Corporate Bond Index

12/31/1996                   5,000,000                    5,000,000
01/31/1997                   5,018,573                    5,019,499
02/28/1997                   5,025,671                    5,029,037
03/31/1997                   4,987,552                    4,994,337
04/30/1997                   5,045,822                    5,053,270
05/31/1997                   5,078,973                    5,095,212
06/30/1997                   5,141,280                    5,141,578
07/31/1997                   5,240,626                    5,245,952
08/31/1997                   5,220,094                    5,219,722
09/30/1997                   5,282,529                    5,280,271
10/31/1997                   5,331,654                    5,338,882
11/30/1997                   5,354,915                    5,350,628
12/31/1997                   5,398,734                    5,393,432
01/31/1998                   5,454,128                    5,464,087
02/28/1998                   5,448,868                    5,459,715
03/31/1998                   5,476,199                    5,477,186
04/30/1998                   5,507,779                    5,504,572
05/31/1998                   5,547,118                    5,544,756
06/30/1998                   5,574,030                    5,580,242
07/31/1998                   5,603,136                    5,599,773
08/31/1998                   5,657,953                    5,687,689
09/30/1998                   5,812,116                    5,830,450
10/31/1998                   5,807,792                    5,824,620
11/30/1998                   5,807,850                    5,824,037
12/31/1998                   5,837,909                    5,847,334
01/31/1999                   5,869,063                    5,879,494
02/28/1999                   5,778,416                    5,793,065
03/31/1999                   5,842,985                    5,836,513
04/30/1999                   5,861,195                    5,854,606
05/31/1999                   5,823,540                    5,809,526
06/30/1999                   5,805,584                    5,813,592
07/31/1999                   5,800,346                    5,808,361
08/31/1999                   5,804,694                    5,813,007
09/30/1999                   5,858,013                    5,867,068
10/31/1999                   5,893,763                    5,882,322
11/30/1999                   5,912,009                    5,889,381
12/31/1999                   5,890,158                    5,869,946
01/31/2000                   5,826,274                    5,848,228
02/29/2000                   5,873,746                    5,896,183
03/31/2000                   5,951,786                    5,957,503
04/30/2000                   5,955,966                    5,943,800
05/31/2000                   5,995,504                    5,953,311
06/30/2000                   6,078,846                    6,058,088
07/31/2000                   6,123,436                    6,104,129
08/31/2000                   6,204,722                    6,176,158
09/30/2000                   6,265,532                    6,232,361

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the invest-ment of $5,000,000 on 12/31/1996, the Fund's Institutional Class inception date, compared to the Lehman Brothers Intermediate Government/Corporate Bond Index, an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Moderate Duration Fund outperformed the Lehman Brothers Intermediate
     Government / Corporate Bond Index for the six-month period ended September 30, 2000, returning 5.27% versus 4.61% for the Index.

 .    The Fund's duration was near that of the Index, which had a neutral impact on returns. An emphasis on intermediate maturities helped performance as this portion of the yield curve outperformed.

 .    An overweight in mortgages added to returns due to relatively high yields and low market volatility.

 .    An underweight in investment grade corporates helped returns in the second quarter of the year but was negative in the third quarter as corporates outperformed Treasuries due to narrowing yield premiums. A small high yield allocation was neutral as our focus on upper-tier, shorter maturity issues offset concern about credit quality in the sector.

 .    Within the international sector emerging market bonds helped returns as yield premiums narrowed due to stronger economies and debt restructuring. Positions based on an expected rise in the euro were negative as the euro lost ground relative to the U.S. dollar.

8 PIMCO Funds

PIMCO Low Duration Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:
Primarily short maturity fixed income securities

Duration:
1.9 years

Total Net Assets:
$4.2 billion

Sector Breakdown:*

[GRAPH]

Corporate Bonds and Notes      47.2%
Mortgage-Backed Securities     33.2%
U.S.Treasury Obligations        7.7%
Other                          11.9%

Quality Breakdown:*

[GRAPH]

AAA    40.8%
AA      8.0%
A      25.8%
BBB    20.7%
BB      4.2%
B       0.5%

*% of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 2000

                                                                                      Lipper Short
                 Inst'l Class           Admin. Class          Merrill Lynch 1-3       Investment Grade
                 (Incep. 5/11/1987)     (Incep. 12/31/1994)   Year Treasury Index     Debt Fund Average
6 Months                4.04%                 3.91%                 3.85%                      3.71%
1 Year                  6.55%                 6.29%                 5.79%                      5.73%
3 Years*                5.81%                 5.55%                 5.64%                      5.05%
5 Years*                6.63%                 6.37%                 5.89%                      5.42%
10 Years*               7.40%                   --                  6.48%                      6.29%
Since Inception*        7.80%                 7.01%                   --                         --
* Annualized

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2000

                                    [GRAPH]

                                                        Merrill Lynch
                           Low Duration               1-3 Year Treasury
Month                          Fund                         Index

05/31/1987                    5,000,000                   5,000,000
06/30/1987                    5,019,544                   5,023,450
07/31/1987                    5,044,724                   5,035,003
08/31/1987                    5,028,885                   5,033,040
09/30/1987                    5,074,774                   5,074,160
10/31/1987                    5,116,879                   5,108,766
11/30/1987                    5,156,800                   5,143,965
12/31/1987                    5,193,007                   5,200,497
01/31/1988                    5,219,920                   5,205,281
02/29/1988                    5,260,771                   5,244,790
03/31/1988                    5,310,323                   5,283,758
04/30/1988                    5,313,692                   5,296,598
05/31/1988                    5,355,776                   5,332,774
06/30/1988                    5,393,985                   5,384,555
07/31/1988                    5,402,862                   5,389,186
08/31/1988                    5,427,616                   5,411,120
09/30/1988                    5,458,772                   5,436,444
10/31/1988                    5,490,624                   5,465,421
11/30/1988                    5,503,181                   5,493,840
12/31/1988                    5,527,294                   5,519,552
01/31/1989                    5,543,567                   5,588,932
02/28/1989                    5,649,590                   5,662,986
03/31/1989                    5,656,322                   5,690,791
04/30/1989                    5,694,733                   5,685,840
05/31/1989                    5,712,097                   5,705,912
06/30/1989                    5,732,230                   5,728,507
07/31/1989                    5,719,966                   5,700,552
08/31/1989                    5,758,729                   5,740,171
09/30/1989                    5,794,632                   5,758,654
10/31/1989                    5,786,934                   5,754,968
11/30/1989                    5,775,306                   5,772,924
12/31/1989                    5,775,192                   5,791,224
01/31/1990                    5,779,894                   5,807,961
02/28/1990                    5,833,335                   5,845,712
03/31/1990                    5,851,977                   5,861,262
04/30/1990                    5,870,819                   5,872,339
05/31/1990                    5,868,064                   5,880,737
06/30/1990                    5,860,600                   5,878,562
07/31/1990                    5,890,024                   5,917,713
08/31/1990                    5,930,458                   5,954,402
09/30/1990                    5,948,746                   5,969,883
10/31/1990                    5,969,290                   5,994,419
11/30/1990                    6,042,394                   6,056,642
12/31/1990                    6,085,896                   6,094,920
01/31/1991                    6,140,202                   6,139,839
02/28/1991                    6,195,214                   6,183,923
03/31/1991                    7,057,271                   6,923,107
04/30/1991                    7,143,402                   6,988,670
05/31/1991                    7,199,368                   7,030,881
06/30/1991                    7,245,425                   7,059,426
07/31/1991                    7,325,646                   7,120,914
08/31/1991                    7,430,571                   7,218,612
09/30/1991                    7,527,775                   7,296,718
10/31/1991                    7,593,269                   7,375,086
11/30/1991                    7,675,305                   7,451,712
12/31/1991                    7,804,629                   7,565,276
01/31/1992                    7,811,724                   7,553,701
02/29/1992                    7,850,357                   7,579,762
03/31/1992                    7,854,905                   7,577,109
04/30/1992                    7,910,379                   7,646,439
05/31/1992                    7,990,995                   7,716,175
06/30/1992                    8,065,552                   7,794,942
07/31/1992                    8,172,756                   7,882,416
08/31/1992                    8,227,543                   7,951,624
09/30/1992                    8,309,644                   8,027,323
10/31/1992                    8,312,516                   7,979,320
11/30/1992                    8,317,418                   7,966,313
12/31/1992                    8,404,634                   8,041,993
01/31/1993                    8,484,134                   8,125,469
02/28/1993                    8,584,735                   8,194,941
03/31/1993                    8,633,491                   8,219,527
04/30/1993                    8,674,838                   8,270,487
05/31/1993                    8,685,036                   8,247,329
06/30/1993                    8,771,815                   8,308,113
07/31/1993                    8,802,074                   8,327,387
08/31/1993                    8,888,391                   8,400,002
09/30/1993                    8,922,962                   8,427,302
10/31/1993                    8,984,843                   8,443,819
11/30/1993                    8,993,553                   8,445,931
12/31/1993                    9,056,846                   8,477,097
01/31/1994                    9,106,228                   8,531,519
02/28/1994                    9,066,980                   8,477,003
03/31/1994                    9,027,600                   8,434,789
04/30/1994                    8,998,069                   8,404,930
05/31/1994                    8,988,338                   8,416,864
06/30/1994                    9,007,246                   8,441,778
07/31/1994                    9,091,298                   8,514,377
08/31/1994                    9,129,999                   8,544,348
09/30/1994                    9,116,482                   8,524,952
10/31/1994                    9,115,926                   8,544,133
11/30/1994                    9,118,176                   8,506,026
12/31/1994                    9,113,801                   8,525,250
01/31/1995                    9,198,589                   8,643,921
02/28/1995                    9,314,539                   8,762,689
03/31/1995                    9,352,866                   8,811,585
04/30/1995                    9,470,326                   8,890,096
05/31/1995                    9,642,739                   9,045,405
06/30/1995                    9,692,391                   9,094,070
07/31/1995                    9,696,402                   9,131,718
08/31/1995                    9,802,372                   9,186,053
09/30/1995                    9,890,345                   9,230,697
10/31/1995                    9,964,908                   9,308,604
11/30/1995                   10,081,178                   9,390,892
12/31/1995                   10,201,089                   9,463,014
01/31/1996                   10,276,453                   9,543,450
02/29/1996                   10,210,333                   9,503,081
03/31/1996                   10,206,317                   9,494,623
04/30/1996                   10,210,668                   9,502,599
05/31/1996                   10,220,903                   9,522,079
06/30/1996                   10,324,796                   9,590,448
07/31/1996                   10,360,157                   9,628,235
08/31/1996                   10,411,622                   9,661,259
09/30/1996                   10,559,003                   9,748,888
10/31/1996                   10,711,509                   9,858,660
11/30/1996                   10,856,335                   9,934,177
12/31/1996                   10,827,172                   9,934,177
01/31/1997                   10,917,928                   9,980,768
02/28/1997                   10,962,362                  10,003,723
03/31/1997                   10,918,161                   9,999,822
04/30/1997                   11,051,403                  10,081,520
05/31/1997                   11,144,606                  10,150,277
06/30/1997                   11,232,679                  10,220,213
07/31/1997                   11,414,133                  10,332,533
08/31/1997                   11,408,378                  10,342,038
09/30/1997                   11,508,994                  10,420,534
10/31/1997                   11,594,791                  10,497,958
11/30/1997                   11,628,837                  10,523,470
12/31/1997                   11,718,950                  10,595,345
01/31/1998                   11,808,398                  10,698,225
02/28/1998                   11,849,111                  10,707,426
03/31/1998                   11,900,389                  10,751,006
04/30/1998                   11,965,788                  10,801,320
05/31/1998                   12,042,787                  10,858,892
06/30/1998                   12,072,222                  10,915,357
07/31/1998                   12,130,281                  10,966,441
08/31/1998                   12,177,935                  11,104,289
09/30/1998                   12,426,371                  11,251,422
10/31/1998                   12,407,993                  11,306,666
11/30/1998                   12,480,576                  11,296,829
12/31/1998                   12,558,314                  11,336,708
01/31/1999                   12,614,507                  11,381,600
02/28/1999                   12,548,547                  11,326,059
03/31/1999                   12,656,332                  11,404,775
04/30/1999                   12,723,248                  11,441,498
05/31/1999                   12,683,445                  11,434,174
06/30/1999                   12,690,305                  11,469,850
07/31/1999                   12,692,072                  11,506,210
08/31/1999                   12,701,307                  11,539,462
09/30/1999                   12,796,976                  11,614,468
10/31/1999                   12,850,766                  11,645,363
11/30/1999                   12,906,395                  11,667,372
12/31/1999                   12,931,228                  11,684,058
01/31/2000                   12,915,977                  11,679,735
02/29/2000                   13,009,930                  11,757,522
03/31/2000                   13,106,258                  11,830,418
04/30/2000                   13,135,290                  11,861,176
05/31/2000                   13,175,787                  11,909,925
06/30/2000                   13,335,487                  12,033,551
07/31/2000                   13,416,218                  12,109,603
08/31/2000                   13,566,278                  12,198,850
09/30/2000                   13,635,215                  12,286,438

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the invest-ment of $5,000,000 on 6/01/1987, the first full month following the Fund's Institutional Class inception on 5/11/1987, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 12/31/1994. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Low Duration Fund Institutional Class shares returned 4.04% for the six months ended September 30, 2000, outperforming the benchmark Merrill Lynch 1-3 Year Treasury Index return of 3.85%.

 .    The Fund maintained a near-Index duration throughout the period, which had a neutral impact on performance.

 .    Ourbroader-than-Index maturity distribution had a positive impact on performance as intermediate maturity rates fell the most.

 .    An allocation to mortgage-backed securities was positive for performance as mortgages outperformed.

 .    The Fund's investment-grade corporate holdings enhanced performance as investors sought wide yield premiums for short maturities.

 .    Below-investment-grade holdings were negative as the sector was hurt by rising defaults and an increasing risk premium.

 .    Strategies based on the rise in the euro detracted from returns as the currency depreciated.

                                                       2000 Semi-Annual Report 9

PIMCO Low Duration Fund II

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:

Primarily short maturity fixed income securities with quality and non-U.S. issuer restrictions

Duration:

1.7 years

Total Net Assets:

$703.2 million

Sector Breakdown:*

[GRAPH]

Mortgage-Backed Securities     46.4%
Corporate Bonds and Notes      39.7%
Asset-Backed Securities         5.5%
Other                           8.4%

Quality Breakdown:*

[GRAPH]

AAA        50.4%
AA          8.6%
A          37.4%
BBB         3.6%

*% of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 2000

                                                                                           Lipper Short
                      Inst'l Class           Admin. Class          Merrill Lynch 1-3       Investment Grade
                      (Incep. 11/01/1991)    (Incep. 2/02/1998)    Year Treasury Index     Debt Fund Average
--------------------------------------------------------------------------------------------------------------
6 Months                    4.14%                  3.97%                 3.85%                   3.71%
1 Year                      6.53%                  6.22%                 5.79%                   5.73%
3 Years*                    5.61%                    --                  5.64%                   5.05%
5 Years*                    6.14%                    --                  5.89%                   5.42%
Since Inception*            6.21%                  4.99%                   --                      --

* Annualized


                                   [GRAPH]

                                                         Merrill Lynch
                           Low Duration               1-3 Year Treasury
Month                         Fund II                      Index

10/31/1991                    5,000,000                   5,000,000
11/30/1991                    5,070,496                   5,051,950
12/31/1991                    5,150,788                   5,128,941
01/31/1992                    5,126,506                   5,121,094
02/29/1992                    5,159,358                   5,138,762
03/31/1992                    5,157,326                   5,136,964
04/30/1992                    5,197,109                   5,183,966
05/31/1992                    5,240,589                   5,231,244
06/30/1992                    5,302,476                   5,284,645
07/31/1992                    5,355,736                   5,343,949
08/31/1992                    5,377,728                   5,390,869
09/30/1992                    5,426,036                   5,442,189
10/31/1992                    5,423,401                   5,409,645
11/30/1992                    5,417,545                   5,400,827
12/31/1992                    5,471,783                   5,452,135
01/31/1993                    5,544,427                   5,508,728
02/28/1993                    5,600,313                   5,555,828
03/31/1993                    5,619,040                   5,572,496
04/30/1993                    5,660,962                   5,607,045
05/31/1993                    5,649,149                   5,591,344
06/30/1993                    5,710,514                   5,632,553
07/31/1993                    5,724,808                   5,645,621
08/31/1993                    5,775,444                   5,694,851
09/30/1993                    5,794,689                   5,713,359
10/31/1993                    5,802,333                   5,724,557
11/30/1993                    5,799,743                   5,725,988
12/31/1993                    5,831,720                   5,747,117
01/31/1994                    5,872,093                   5,784,014
02/28/1994                    5,850,184                   5,747,054
03/31/1994                    5,796,320                   5,718,434
04/30/1994                    5,779,212                   5,698,191
05/31/1994                    5,767,710                   5,706,282
06/30/1994                    5,772,326                   5,723,172
07/31/1994                    5,831,607                   5,772,392
08/31/1994                    5,826,033                   5,792,711
09/30/1994                    5,810,813                   5,779,561
10/31/1994                    5,821,529                   5,792,565
11/30/1994                    5,828,521                   5,766,731
12/31/1994                    5,850,354                   5,779,763
01/31/1995                    5,935,515                   5,860,217
02/28/1995                    6,029,620                   5,940,737
03/31/1995                    6,074,370                   5,973,886
04/30/1995                    6,107,608                   6,027,114
05/31/1995                    6,211,631                   6,132,407
06/30/1995                    6,235,805                   6,165,399
07/31/1995                    6,243,368                   6,190,923
08/31/1995                    6,297,641                   6,227,760
09/30/1995                    6,346,020                   6,258,027
10/31/1995                    6,405,255                   6,310,844
11/30/1995                    6,478,110                   6,366,632
12/31/1995                    6,539,804                   6,415,528
01/31/1996                    6,580,351                   6,470,061
02/29/1996                    6,535,860                   6,442,692
03/31/1996                    6,518,000                   6,436,958
04/30/1996                    6,505,764                   6,442,365
05/31/1996                    6,502,485                   6,455,572
06/30/1996                    6,575,782                   6,501,923
07/31/1996                    6,606,321                   6,527,541
08/31/1996                    6,630,457                   6,549,930
09/30/1996                    6,719,145                   6,609,338
10/31/1996                    6,816,464                   6,683,760
11/30/1996                    6,887,004                   6,734,957
12/31/1996                    6,881,011                   6,734,957
01/31/1997                    6,918,655                   6,766,544
02/28/1997                    6,946,342                   6,782,107
03/31/1997                    6,930,530                   6,779,461
04/30/1997                    6,993,758                   6,834,850
05/31/1997                    7,044,400                   6,881,464
06/30/1997                    7,099,424                   6,928,877
07/31/1997                    7,200,340                   7,005,026
08/31/1997                    7,201,737                   7,011,470
09/30/1997                    7,257,640                   7,064,687
10/31/1997                    7,324,878                   7,117,177
11/30/1997                    7,343,098                   7,134,473
12/31/1997                    7,405,208                   7,183,201
01/31/1998                    7,464,768                   7,252,950
02/28/1998                    7,477,590                   7,259,187
03/31/1998                    7,505,393                   7,288,733
04/30/1998                    7,541,498                   7,322,844
05/31/1998                    7,593,666                   7,361,875
06/30/1998                    7,623,903                   7,400,156
07/31/1998                    7,657,543                   7,434,789
08/31/1998                    7,746,767                   7,528,244
09/30/1998                    7,854,078                   7,627,994
10/31/1998                    7,838,078                   7,665,447
11/30/1998                    7,857,712                   7,658,778
12/31/1998                    7,893,710                   7,685,814
01/31/1999                    7,943,452                   7,716,249
02/28/1999                    7,885,625                   7,678,594
03/31/1999                    7,947,390                   7,731,961
04/30/1999                    7,979,520                   7,756,857
05/31/1999                    7,950,895                   7,751,892
06/30/1999                    7,933,181                   7,776,079
07/31/1999                    7,948,712                   7,800,729
08/31/1999                    7,953,224                   7,823,273
09/30/1999                    8,024,423                   7,874,124
10/31/1999                    8,063,922                   7,895,070
11/30/1999                    8,094,148                   7,909,991
12/31/1999                    8,095,132                   7,921,303
01/31/2000                    8,091,435                   7,918,372
02/29/2000                    8,147,721                   7,971,109
03/31/2000                    8,208,297                   8,020,529
04/30/2000                    8,230,192                   8,041,382
05/31/2000                    8,254,772                   8,074,432
06/30/2000                    8,344,502                   8,158,245
07/31/2000                    8,402,661                   8,209,805
08/31/2000                    8,475,367                   8,270,310
09/30/2000                    8,548,174                   8,329,692

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 11/01/1991, the Fund's Institutional Class inception date, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annual basis. The Administrative Class commenced operations on 2/02/1998.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .   The Low Duration Fund II Institutional Class shares returned 4.14% for the six months ended September 30, 2000, outperforming the benchmark Merrill Lynch 1-3 Year Treasury Index return of 3.85%.
 .   The Fund maintained a near-Index duration throughout the period, which had a neutral impact on performance.
 .   Our broader-than-Index maturity distribution had a positive impact on performance as intermediate maturity rates fell the most.
 .   An allocation to mortgage-backed securities was positive for performance as mortgages outperformed.
 .   The Fund's investment-grade corporate holdings enhanced performance as investors sought wide yield premiums for short maturities.

10 PIMCO Funds

PIMCO Low Duration Fund III

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:

Primarily short maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices

Duration:

1.9 years

Total Net Assets:

$36.7 million

Sector Breakdown:*

              [GRAPH]

Corporate Bonds and Notes      50.4%
Mortgage-Backed Securities     41.9%
Other                           7.7%

Quality Breakdown:*

    [GRAPH]

AAA        42.7%
AA          3.9%
A          17.9%
BBB        29.7%
BB          5.8%

*% of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 2000

                                                                                              Lipper Short
                      Inst'l Class             Admin. Class            Merrill Lynch 1-3      Investment Grade
                      (Incep. 12/31/1996)      (Incep. 3/19/1999)      Year Treasury Index    Debt Fund Average
-----------------------------------------------------------------------------------------------------------------
6 Months                     4.46%                   4.34%                    3.85%                3.71%
1 Year                       6.20%                   5.94%                    5.79%                5.73%
3 Years*                     5.60%                     --                     5.64%                5.05%
Since Inception*             5.90%                   4.73%                      --                   --

* Annualized

                                    [GRAPH]

                                                       Merrill Lynch
                          Low Duration               1-3 Year Treasury
Month                        Fund III                     Index

12/31/1996                   5,000,000                   5,000,000
01/31/1997                   5,019,544                   5,023,450
02/28/1997                   5,044,724                   5,035,003
03/31/1997                   5,028,885                   5,033,040
04/30/1997                   5,074,774                   5,074,160
05/31/1997                   5,116,879                   5,108,766
06/30/1997                   5,156,800                   5,143,965
07/31/1997                   5,193,007                   5,200,497
08/31/1997                   5,219,920                   5,205,281
09/30/1997                   5,260,771                   5,244,790
10/31/1997                   5,310,323                   5,283,758
11/30/1997                   5,313,692                   5,296,598
12/31/1997                   5,355,776                   5,332,774
01/31/1998                   5,393,985                   5,384,555
02/28/1998                   5,402,862                   5,389,186
03/31/1998                   5,427,616                   5,411,120
04/30/1998                   5,458,772                   5,436,444
05/31/1998                   5,490,624                   5,465,421
06/30/1998                   5,503,181                   5,493,840
07/31/1998                   5,527,294                   5,519,552
08/31/1998                   5,543,567                   5,588,932
09/30/1998                   5,649,590                   5,662,986
10/31/1998                   5,656,322                   5,690,791
11/30/1998                   5,694,733                   5,685,840
12/31/1998                   5,712,097                   5,705,912
01/31/1999                   5,732,230                   5,728,507
02/28/1999                   5,719,966                   5,700,552
03/31/1999                   5,758,729                   5,740,171
04/30/1999                   5,794,632                   5,758,654
05/31/1999                   5,786,934                   5,754,968
06/30/1999                   5,775,306                   5,772,924
07/31/1999                   5,775,192                   5,791,224
08/31/1999                   5,779,894                   5,807,961
09/30/1999                   5,833,335                   5,845,712
10/31/1999                   5,851,977                   5,861,262
11/30/1999                   5,870,819                   5,872,339
12/31/1999                   5,868,064                   5,880,737
01/31/2000                   5,860,600                   5,878,562
02/29/2000                   5,890,024                   5,917,713
03/31/2000                   5,930,458                   5,954,402
04/30/2000                   5,948,746                   5,969,883
05/31/2000                   5,969,290                   5,994,419
06/30/2000                   6,042,394                   6,056,642
07/31/2000                   6,085,896                   6,094,920
08/31/2000                   6,140,202                   6,139,839
09/30/2000                   6,195,214                   6,183,923

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the invest-ment of $5,000,000 on 12/31/1996, the Fund's Institutional Class inception date, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 3/19/1999. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Low Duration Fund III Institutional Class shares returned 4.46% for the six months ended September 30, 2000, outperforming the benchmark Merrill Lynch 1-3 Year Treasury Index return of 3.85%.

 .    The Fund maintained a near-Index duration throughout the period, which had a neutral impact on performance.

 .    Our broader-than-Index maturity distribution had a positive impact on performance as intermediate maturity rates fell the most.

 .    An allocation to mortgage-backed securities was positive for performance as mortgages outperformed.

 .    The Fund's investment-grade corporate holdings enhanced performance as investors sought wide yield premiums for short maturities.

 .    Below-investment-grade holdings were slightly negative as the sector was hurt by rising defaults and an increasing risk premium.H

 .    Strategies based on the rise in the euro detracted from returns as the currency depreciated.

                                                      2000 Semi-Annual Report 11

PIMCO Short-Term Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum current income, consistent with preservation of capital and daily liquidity

Portfolio:

Primarily money market instruments and short maturity fixed income securities

Duration:

0.4 years

Total Net Assets:

$690.9 million

Sector Breakdown:*

            [GRAPH]

Corporate Bonds and Notes    51.9%
Mortgage-Backed Securities   18.7%
U.S. Government Agencies      8.3%
Asset-Backed Securities       8.2%
Short-Term Instruments        6.4%
Other                         6.5%

Quality Breakdown:*

    [GRAPH]

AAA        39.8%
AA         11.0%
A          16.6%
BBB        29.3%
BB          2.9%
B           0.4%

*% of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 2000

                                                                         Salomon              Lipper Ultra Short
                    Inst'l Class                Admin. Class             3-Month Treasury     Obligation
                    (Incep. 10/07/1987)         (Incep. 2/01/1996)       Bill Index           Fund Average
-----------------------------------------------------------------------------------------------------------------
6 Months                   3.44%                      3.31%                  2.94%                 3.32%
1 Year                     6.55%                      6.27%                  5.62%                 6.02%
3 Years*                   5.80%                      5.54%                  5.15%                 5.37%
5 Years*                   6.45%                        --                   5.21%                 5.61%
10 Years*                  5.89%                        --                   4.89%                 5.47%
Since Inception*           6.45%                      5.96%                   --                    --

* Annualized

                                    [GRAPH]

                                                  Salomon 3-Month
                            Short-Term             Treasury Bill
Month                          Fund                    Index

10/31/1987                   5,000,000                5,000,000
11/30/1987                   5,029,461                5,025,505
12/31/1987                   5,060,119                5,049,416
01/31/1988                   5,094,787                5,074,145
02/29/1988                   5,116,116                5,096,972
03/31/1988                   5,144,560                5,121,946
04/30/1988                   5,173,186                5,147,043
05/31/1988                   5,202,593                5,173,283
06/30/1988                   5,232,291                5,200,710
07/31/1988                   5,259,411                5,229,832
08/31/1988                   5,293,423                5,260,160
09/30/1988                   5,328,409                5,291,715
10/31/1988                   5,375,276                5,323,984
11/30/1988                   5,411,635                5,357,521
12/31/1988                   5,443,779                5,392,345
01/31/1989                   5,483,420                5,429,009
02/28/1989                   5,522,499                5,467,021
03/31/1989                   5,571,029                5,506,382
04/30/1989                   5,613,569                5,547,685
05/31/1989                   5,665,094                5,589,294
06/30/1989                   5,708,266                5,628,410
07/31/1989                   5,756,794                5,667,812
08/31/1989                   5,788,039                5,706,356
09/30/1989                   5,828,328                5,743,449
10/31/1989                   5,883,335                5,782,504
11/30/1989                   5,922,983                5,820,087
12/31/1989                   5,957,698                5,858,508
01/31/1990                   5,987,232                5,897,174
02/28/1990                   6,024,238                5,932,550
03/31/1990                   6,064,842                5,972,300
04/30/1990                   6,090,417                6,011,109
05/31/1990                   6,148,665                6,051,983
06/30/1990                   6,189,318                6,091,324
07/31/1990                   6,232,885                6,131,523
08/31/1990                   6,267,095                6,171,375
09/30/1990                   6,309,632                6,209,019
10/31/1990                   6,358,334                6,247,522
11/30/1990                   6,409,912                6,284,390
12/31/1990                   6,462,141                6,325,239
01/31/1991                   6,509,418                6,361,294
02/28/1991                   6,545,494                6,392,464
03/31/1991                   6,576,473                6,425,704
04/30/1991                   6,618,103                6,456,547
05/31/1991                   6,656,338                6,487,540
06/30/1991                   6,682,104                6,517,381
07/31/1991                   6,722,727                6,548,666
08/31/1991                   6,766,617                6,579,444
09/30/1991                   6,804,471                6,608,395
10/31/1991                   6,844,965                6,637,470
11/30/1991                   6,862,973                6,664,021
12/31/1991                   6,892,228                6,688,678
01/31/1992                   6,919,339                6,712,089
02/29/1992                   6,934,403                6,732,895
03/31/1992                   6,948,634                6,755,787
04/30/1992                   6,979,006                6,777,407
05/31/1992                   7,001,946                6,799,771
06/30/1992                   7,031,099                6,820,171
07/31/1992                   7,061,296                6,840,632
08/31/1992                   7,080,606                6,859,785
09/30/1992                   7,100,505                6,876,934
10/31/1992                   7,109,622                6,894,125
11/30/1992                   7,119,728                6,911,360
12/31/1992                   7,142,089                6,930,020
01/31/1993                   7,167,580                6,948,732
02/28/1993                   7,187,715                6,964,714
03/31/1993                   7,222,352                6,982,126
04/30/1993                   7,248,666                6,998,882
05/31/1993                   7,279,042                7,016,380
06/30/1993                   7,309,491                7,033,921
07/31/1993                   7,337,521                7,052,210
08/31/1993                   7,358,333                7,070,546
09/30/1993                   7,378,551                7,088,221
10/31/1993                   7,406,168                7,106,651
11/30/1993                   7,435,531                7,124,417
12/31/1993                   7,472,268                7,142,941
01/31/1994                   7,487,037                7,161,512
02/28/1994                   7,497,133                7,178,699
03/31/1994                   7,486,772                7,198,799
04/30/1994                   7,500,714                7,220,394
05/31/1994                   7,507,684                7,244,222
06/30/1994                   7,544,131                7,268,852
07/31/1994                   7,581,551                7,295,019
08/31/1994                   7,613,244                7,322,010
09/30/1994                   7,623,522                7,349,101
10/31/1994                   7,645,459                7,379,233
11/30/1994                   7,653,660                7,410,225
12/31/1994                   7,688,576                7,444,312
01/31/1995                   7,728,764                7,478,556
02/28/1995                   7,801,580                7,511,461
03/31/1995                   7,820,739                7,548,268
04/30/1995                   7,906,502                7,584,500
05/31/1995                   7,988,187                7,621,664
06/30/1995                   8,016,388                7,657,486
07/31/1995                   8,066,833                7,694,241
08/31/1995                   8,106,191                7,730,404
09/30/1995                   8,183,875                7,765,192
10/31/1995                   8,244,808                7,800,911
11/30/1995                   8,323,417                7,835,235
12/31/1995                   8,396,279                7,871,277
01/31/1996                   8,438,474                7,906,698
02/29/1996                   8,455,531                7,939,115
03/31/1996                   8,484,975                7,972,459
04/30/1996                   8,526,887                8,005,146
05/31/1996                   8,573,734                8,039,568
06/30/1996                   8,622,971                8,073,335
07/31/1996                   8,649,616                8,108,049
08/31/1996                   8,706,604                8,143,726
09/30/1996                   8,792,582                8,178,744
10/31/1996                   8,865,196                8,214,729
11/30/1996                   8,947,374                8,249,233
12/31/1996                   8,984,288                8,284,703
01/31/1997                   9,039,631                8,320,328
02/28/1997                   9,081,953                8,352,778
03/31/1997                   9,089,081                8,389,529
04/30/1997                   9,142,882                8,425,604
05/31/1997                   9,211,364                8,462,676
06/30/1997                   9,273,987                8,498,220
07/31/1997                   9,348,891                8,534,763
08/31/1997                   9,379,554                8,571,461
09/30/1997                   9,444,784                8,607,463
10/31/1997                   9,469,319                8,645,334
11/30/1997                   9,513,992                8,681,646
12/31/1997                   9,569,434                8,718,978
01/31/1998                   9,628,194                8,757,342
02/28/1998                   9,663,998                8,792,371
03/31/1998                   9,730,989                8,831,057
04/30/1998                   9,777,926                8,868,142
05/31/1998                   9,824,621                8,906,281
06/30/1998                   9,860,451                8,942,797
07/31/1998                   9,921,920                8,980,356
08/31/1998                   9,927,830                9,018,971
09/30/1998                   9,996,273                9,055,950
10/31/1998                  10,036,673                9,092,174
11/30/1998                  10,073,050                9,125,815
12/31/1998                  10,118,477                9,159,581
01/31/1999                  10,160,402                9,193,471
02/28/1999                  10,203,832                9,224,729
03/31/1999                  10,278,911                9,259,782
04/30/1999                  10,329,119                9,294,044
05/31/1999                  10,333,674                9,329,361
06/30/1999                  10,372,627                9,363,879
07/31/1999                  10,411,216                9,400,399
08/31/1999                  10,447,798                9,438,001
09/30/1999                  10,497,169                9,474,808
10/31/1999                  10,550,411                9,513,656
11/30/1999                  10,602,935                9,551,709
12/31/1999                  10,648,527                9,592,783
01/31/2000                  10,677,925                9,634,991
02/29/2000                  10,740,147                9,676,420
03/31/2000                  10,812,389                9,721,898
04/30/2000                  10,854,585                9,767,591
05/31/2000                  10,916,030                9,815,452
06/30/2000                  10,985,938                9,861,584
07/31/2000                  11,045,435                9,908,919
08/31/2000                  11,117,564                9,957,968
09/30/2000                  11,184,834               10,007,758

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 11/01/1987, the first full month following the Fund's Institutional Class inception on 10/07/1987, compared to the Salomon 3-Month Treasury Bill Index, an unmanaged market index. Whereas money market funds attempt to maintain a stable share price, the Short-Term Fund's share price will fluctuate in response to market conditions. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 2/01/1996. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .   The Short-Term Fund Institutional Class shares returned 3.44% for the six months ended September 30, 2000, outperforming the Salomon 3-Month Treasury Bill Index return of 2.94%.

 .   An above-Index duration detracted from returns as short-term Treasury interest rates rose over the period.

 .   An allocation to mortgage-backed securities was positive for performance as mortgages outperformed due to relatively high yields and low market volatility.

 .   The Fund's investment-grade corporate holdings enhanced performance as investors sought the relatively wide yield premiums for short maturity corporate securities.

 .   Below-investment-grade holdings were slightly negative as the sector was hurt by rising defaults and an increasing risk premium.

 .   Emerging market bonds helped returns as yield premiums narrowed due to stronger economies and debt restructuring.

12 PIMCO Funds

PIMCO Money Market Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum current income, consistent with preservation of capital and daily liquidity

Portfolio:

Primarily money market instruments

Duration:

47.5 days

Total Net Assets:

$355.3 million

Sector Breakdown:*

          [GRAPH]

Short-Term Instruments      58.3%
Corporate Bonds and Notes   41.7%

Quality Breakdown:*

    [GRAPH]

AAA        38.3%
AA         59.5%
A           2.2%

*% of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 2000

                                                                                             Lipper Inst'l
                       Inst'l Class          Admin. Class            Salomon 3-Month         Money Market
                       (Incep. 3/01/1991)    (Incep. 1/24//1995)     Treasury Bill Index     Fund Average
-------------------------------------------------------------------------------------------------------------
7 Day Yield*                  6.34%                 6.08%                     --                  --
6 Months                      3.08%                 2.96%                   2.94%               3.09%
1 Year                        5.94%                 5.70%                   5.62%               5.89%
3 Years*                      5.39%                 5.17%                   5.15%               5.40%
5 Years*                      5.43%                 5.19%                   5.21%               5.38%
Since Inception*              4.84%                 5.24%                     --                  --

* Annualized

                              [GRAPH]

                                                  Salomon 3-Month
                           Money Market            Treasury Bill
Month                          Fund                    Index

02/28/1991                   5,000,000                5,000,000
03/31/1991                   5,025,170                5,026,000
04/30/1991                   5,050,085                5,050,124
05/31/1991                   5,075,810                5,074,366
06/30/1991                   5,098,544                5,097,707
07/31/1991                   5,122,151                5,122,177
08/31/1991                   5,146,158                5,146,250
09/30/1991                   5,168,071                5,168,895
10/31/1991                   5,189,068                5,191,637
11/30/1991                   5,209,752                5,212,405
12/31/1991                   5,235,296                5,231,691
01/31/1992                   5,253,666                5,250,001
02/29/1992                   5,269,348                5,266,276
03/31/1992                   5,286,316                5,284,181
04/30/1992                   5,302,529                5,301,091
05/31/1992                   5,318,495                5,318,584
06/30/1992                   5,333,833                5,334,540
07/31/1992                   5,349,339                5,350,544
08/31/1992                   5,362,691                5,365,525
09/30/1992                   5,375,416                5,378,938
10/31/1992                   5,388,548                5,392,385
11/30/1992                   5,400,824                5,405,865
12/31/1992                   5,415,417                5,420,461
01/31/1993                   5,427,493                5,435,097
02/28/1993                   5,439,092                5,447,597
03/31/1993                   5,452,504                5,461,217
04/30/1993                   5,464,658                5,474,323
05/31/1993                   5,475,877                5,488,009
06/30/1993                   5,489,090                5,501,729
07/31/1993                   5,501,737                5,516,034
08/31/1993                   5,515,161                5,530,376
09/30/1993                   5,527,714                5,544,202
10/31/1993                   5,541,036                5,558,617
11/30/1993                   5,554,511                5,572,513
12/31/1993                   5,567,081                5,587,002
01/31/1994                   5,580,537                5,601,527
02/28/1994                   5,592,446                5,614,971
03/31/1994                   5,606,276                5,630,692
04/30/1994                   5,620,505                5,647,583
05/31/1994                   5,637,321                5,666,220
06/30/1994                   5,654,814                5,685,485
07/31/1994                   5,672,813                5,705,953
08/31/1994                   5,694,234                5,727,064
09/30/1994                   5,714,049                5,748,254
10/31/1994                   5,736,363                5,771,822
11/30/1994                   5,759,664                5,796,064
12/31/1994                   5,785,415                5,822,725
01/31/1995                   5,813,735                5,849,510
02/28/1995                   5,839,234                5,875,247
03/31/1995                   5,867,023                5,904,036
04/30/1995                   5,892,850                5,932,376
05/31/1995                   5,923,104                5,961,445
06/30/1995                   5,950,960                5,989,464
07/31/1995                   5,979,025                6,018,213
08/31/1995                   6,006,869                6,046,498
09/30/1995                   6,032,542                6,073,708
10/31/1995                   6,061,076                6,101,647
11/30/1995                   6,105,719                6,128,494
12/31/1995                   6,136,175                6,156,685
01/31/1996                   6,164,350                6,184,390
02/29/1996                   6,191,072                6,209,746
03/31/1996                   6,217,237                6,235,827
04/30/1996                   6,244,019                6,261,393
05/31/1996                   6,273,132                6,288,317
06/30/1996                   6,297,220                6,314,729
07/31/1996                   6,324,461                6,341,881
08/31/1996                   6,354,570                6,369,786
09/30/1996                   6,379,780                6,397,177
10/31/1996                   6,406,912                6,425,323
11/30/1996                   6,433,601                6,452,311
12/31/1996                   6,460,353                6,480,054
01/31/1997                   6,488,472                6,507,920
02/28/1997                   6,513,657                6,533,301
03/31/1997                   6,539,911                6,562,047
04/30/1997                   6,567,988                6,590,263
05/31/1997                   6,598,555                6,619,260
06/30/1997                   6,626,256                6,647,062
07/31/1997                   6,655,217                6,675,644
08/31/1997                   6,686,098                6,704,349
09/30/1997                   6,714,110                6,732,508
10/31/1997                   6,746,003                6,762,130
11/30/1997                   6,773,457                6,790,532
12/31/1997                   6,805,247                6,819,732
01/31/1998                   6,836,094                6,849,739
02/28/1998                   6,863,584                6,877,138
03/31/1998                   6,893,016                6,907,397
04/30/1998                   6,922,674                6,936,404
05/31/1998                   6,953,532                6,966,235
06/30/1998                   6,983,538                6,994,797
07/31/1998                   7,016,569                7,024,175
08/31/1998                   7,045,979                7,054,378
09/30/1998                   7,076,192                7,083,302
10/31/1998                   7,107,700                7,111,635
11/30/1998                   7,136,327                7,137,948
12/31/1998                   7,168,594                7,164,359
01/31/1999                   7,194,413                7,190,867
02/28/1999                   7,219,300                7,215,316
03/31/1999                   7,247,024                7,242,733
04/30/1999                   7,276,038                7,269,532
05/31/1999                   7,301,880                7,297,156
06/30/1999                   7,329,104                7,324,155
07/31/1999                   7,359,334                7,352,720
08/31/1999                   7,388,408                7,382,131
09/30/1999                   7,418,652                7,410,920
10/31/1999                   7,450,747                7,441,306
11/30/1999                   7,482,278                7,471,070
12/31/1999                   7,519,731                7,503,197
01/31/2000                   7,552,712                7,536,211
02/29/2000                   7,586,023                7,568,616
03/31/2000                   7,624,519                7,604,187
04/30/2000                   7,657,193                7,639,927
05/31/2000                   7,694,457                7,677,362
06/30/2000                   7,736,374                7,713,445
07/31/2000                   7,775,004                7,750,470
08/31/2000                   7,817,526                7,788,834
09/30/2000                   7,859,326                7,827,778

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 3/01/1991, the Fund's Institutional Class inception date, compared to the Salomon 3-Month Treasury Bill Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/24/1995. An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. Government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the Money Market Fund than the total return quotation.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .   The Money Market Fund Institutional Class shares returned 3.08% for the six months ended September 30, 2000, outperforming the Salomon 3-Month Treasury Bill Index return of 2.94%.

 .   The Fund, which has a Aaa money market fund rating by Moody's Investors
    Service, emphasizes high quality commercial paper, shorter-term agency and high quality corporate debt issues due to strong liquidity, attractive yields and limited credit risks.

 .   Three-month U.S. Treasury rates rose by 0.32% for the six months ended
    September 30, 2000.

 .   The use of high quality commercial paper as well as corporate and agency notes added to returns.

 .   The SEC 7-day and 30-day yields for the Fund were 6.34% and 6.48%, respectively as of September 30, 2000.

                                                      2000 Semi-Annual Report 13

PIMCO Long-Term U.S. Government Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:

Primarily long-term maturity fixed income securities

Duration:

10.9 years

Total Net Assets:

$370.3 million

Sector Breakdown:*

[GRAPH]

U.S. Treasury Obligations         41.6%
Mortgage-Backed Securities        40.2%
U.S. Government Agencies           8.6%
Other                              9.6%

Quality Breakdown:*

[GRAPH]

AAA        92.4%
AA          3.4%
A           2.4%
BBB         1.8%

*% of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 2000

                                                                Lehman            Lipper General
                   Inst'l Class          Admin. Class           Long-Term         U.S. Government
                   (Incep. 7/01/1991)    (Incep. 9/23/1997)     Treasury Index    Fund Average
----------------------------------------------------------------------------------------------------
6 Months                  4.89%                 4.76%               3.80%             4.14%
1 Year                    9.37%                 9.09%               9.81%             6.12%
3 Years*                  7.30%                 7.02%               7.36%             4.93%
5 Years*                  7.74%                   --                7.47%             5.37%
Since Inception*         10.79%                 6.93%                 --                --

* Annualized

                                    [GRAPH]

                            Long-Term
                         U.S. Government            Lehman Long-Term
Month                         Fund                   Treasury Index

06/30/1991                   5,000,000                   5,000,000
07/31/1991                   5,068,858                   5,074,501
08/31/1991                   5,265,511                   5,249,571
09/30/1991                   5,442,627                   5,414,932
10/31/1991                   5,470,292                   5,426,845
11/30/1991                   5,543,810                   5,457,236
12/31/1991                   5,909,199                   5,782,486
01/31/1992                   5,742,566                   5,600,917
02/29/1992                   5,771,828                   5,633,962
03/31/1992                   5,753,678                   5,571,988
04/30/1992                   5,725,465                   5,566,416
05/31/1992                   5,930,074                   5,721,163
06/30/1992                   6,016,162                   5,804,119
07/31/1992                   6,300,744                   6,045,570
08/31/1992                   6,427,326                   6,087,285
09/30/1992                   6,540,767                   6,183,464
10/31/1992                   6,378,211                   6,053,611
11/30/1992                   6,445,336                   6,076,615
12/31/1992                   6,614,191                   6,243,115
01/31/1993                   6,790,743                   6,421,044
02/28/1993                   7,063,398                   6,635,507
03/31/1993                   7,101,318                   6,652,095
04/30/1993                   7,156,851                   6,703,316
05/31/1993                   7,184,508                   6,725,437
06/30/1993                   7,540,954                   7,009,924
07/31/1993                   7,650,608                   7,122,783
08/31/1993                   7,942,707                   7,409,119
09/30/1993                   7,968,888                   7,435,051
10/31/1993                   8,009,725                   7,488,582
11/30/1993                   7,792,708                   7,296,874
12/31/1993                   7,842,784                   7,320,224
01/31/1994                   8,022,521                   7,495,910
02/28/1994                   7,708,576                   7,188,578
03/31/1994                   7,394,709                   6,873,000
04/30/1994                   7,268,749                   6,791,898
05/31/1994                   7,246,140                   6,747,072
06/30/1994                   7,204,478                   6,682,974
07/31/1994                   7,383,601                   6,909,528
08/31/1994                   7,399,922                   6,858,397
09/30/1994                   7,169,097                   6,642,358
10/31/1994                   7,122,283                   6,619,109
11/30/1994                   7,100,894                   6,658,162
12/31/1994                   7,263,266                   6,760,697
01/31/1995                   7,453,074                   6,934,447
02/28/1995                   7,711,268                   7,131,386
03/31/1995                   7,801,463                   7,192,715
04/30/1995                   7,935,436                   7,320,745
05/31/1995                   8,543,447                   7,882,247
06/30/1995                   8,641,206                   7,973,681
07/31/1995                   8,492,085                   7,846,101
08/31/1995                   8,683,920                   8,020,286
09/30/1995                   8,871,163                   8,167,858
10/31/1995                   9,089,923                   8,396,559
11/30/1995                   9,313,423                   8,606,473
12/31/1995                   9,556,575                   8,835,405
01/31/1996                   9,571,589                   8,835,405
02/29/1996                   9,125,878                   8,408,654
03/31/1996                   8,958,506                   8,241,322
04/30/1996                   8,759,744                   8,103,692
05/31/1996                   8,771,139                   8,061,553
06/30/1996                   8,947,395                   8,233,264
07/31/1996                   8,918,333                   8,236,557
08/31/1996                   8,856,612                   8,133,600
09/30/1996                   9,102,968                   8,358,088
10/31/1996                   9,493,678                   8,686,561
11/30/1996                   9,851,090                   8,976,691
12/31/1996                   9,624,385                   8,758,559
01/31/1997                   9,576,361                   8,696,373
02/28/1997                   9,598,405                   8,699,851
03/31/1997                   9,359,770                   8,477,135
04/30/1997                   9,570,437                   8,681,434
05/31/1997                   9,684,481                   8,778,666
06/30/1997                   9,875,451                   8,948,094
07/31/1997                  10,424,177                   9,473,347
08/31/1997                  10,161,918                   9,209,988
09/30/1997                  10,427,124                   9,463,263
10/31/1997                  10,781,870                   9,782,175
11/30/1997                  10,884,053                   9,912,278
12/31/1997                  11,070,318                  10,078,804
01/31/1998                  11,276,193                  10,283,404
02/28/1998                  11,199,620                  10,209,364
03/31/1998                  11,253,545                  10,230,803
04/30/1998                  11,318,487                  10,268,657
05/31/1998                  11,539,028                  10,464,788
06/30/1998                  11,809,161                  10,707,571
07/31/1998                  11,801,731                  10,662,600
08/31/1998                  12,300,067                  11,143,483
09/30/1998                  12,791,270                  11,551,334
10/31/1998                  12,445,690                  11,376,910
11/30/1998                  12,490,607                  11,464,511
12/31/1998                  12,554,165                  11,440,436
01/31/1999                  12,649,540                  11,543,400
02/28/1999                  12,075,837                  10,975,465
03/31/1999                  12,126,451                  10,950,221
04/30/1999                  12,144,805                  10,965,551
05/31/1999                  11,926,288                  10,793,392
06/30/1999                  11,815,966                  10,678,982
07/31/1999                  11,748,078                  10,627,723
08/31/1999                  11,657,161                  10,586,275
09/30/1999                  11,776,658                  10,664,613
10/31/1999                  11,801,615                  10,671,012
11/30/1999                  11,726,960                  10,598,449
12/31/1999                  11,551,451                  10,440,533
01/31/2000                  11,604,071                  10,589,832
02/29/2000                  11,954,949                  10,909,645
03/31/2000                  12,278,865                  11,282,755
04/30/2000                  12,210,344                  11,192,492
05/31/2000                  12,145,217                  11,152,200
06/30/2000                  12,518,123                  11,394,202
07/31/2000                  12,744,020                  11,590,183
08/31/2000                  13,030,399                  11,854,439
09/30/2000                  12,879,831                  11,711,000

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/01/1991, the Fund's Institutional Class inception date, compared to the Lehman Long-Term Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annual basis. The Administrative Class commenced operations on 9/23/1997.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Long-Term U.S. Government Fund Institutional Class shares had a total return of 4.89% versus 3.80% for the Lehman Long-Term Treasury Index for the six months ended September 30, 2000.
 .    The Fund's duration was near that of the benchmark, which was neutral for performance.
 .    Emphasizing mortgage securities added to returns due to high yields and narrowing spreads relative to Treasuries.
 .    Premium income generated from written options aided relative performance.
 .    Real return bonds added modestly to relative returns due to a favorable inflation adjustment.
 .    A modest position in municipal bonds aided returns; municipals outpaced
     Treasuries as high tax-adjusted yields attracted strong retail demand.

14 PIMCO Funds

PIMCO Investment Grade
      Corporate Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:

Primarily corporate fixed income securities

Duration:

5.5 years

Total Net Assets:

$5.3 million

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Sector Breakdown:*

            [GRAPH]

Corporate Bonds and Notes   88.2%
Other                       11.8%

Quality Breakdown:*

    [GRAPH]

AAA         8.7%
AA          6.8%
A          22.6%
BBB        54.0%
BB          7.9%

*% of Total Investments as of September 30, 2000

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. The Fund commenced operations on 4/28/2000. The total return performance since inception was 5.95%. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .   The Investment Grade Corporate Bond Fund returned 3.30% for the three-month period ended September 30, 2000, compared to 3.07% for the benchmark Lehman Corporate Investment Grade Index, an unmanaged market index.

 .   An above-benchmark duration had a positive impact on returns during the quarter as intermediate rates fell.

 .   Underweighting consumer cyclicals added to returns as excess capacity and reduced demand caused this sector to underperform.

 .   An overweight to transportation-related companies, especially Equipment
    Trust Certificates (ETCs), boosted returns as strong demand more than offset higher oil prices.

 .   An allocation to high yield bonds was negative amid concern about credit weakness in the sector as growth began to slow.

 .   A small allocation to mortgage-backed securities was neutral as they performed similarly to corporates.

                                                      2000 Semi-Annual Report 15

PIMCO High Yield Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:

Primarily higher yielding fixed income securities

Duration:

3.7 years

Total Net Assets:

$3.1 billion

Sector Breakdown:*

[GRAPH]

Corporate Bonds and Notes      76.3%
Short-Term Instruments          9.4%
Asset-Backed Securities         6.3%
Other                           8.0%

Quality Breakdown:*

[GRAPH]

AAA         3.2%
AA          2.2%
A           0.6%
BBB        19.2%
BB         39.8%
B          35.0%

*% of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 2000

                                                                   Lehman Intermediate     Lipper High
                    Inst'l Class             Admin. Class          BB rated                Current Yield
                    (Incep. 12/16/1992)      (Incep. 1/16/1995)    Corporate Index         Fund Average
-----------------------------------------------------------------------------------------------------------
6 Months                  3.61%                    3.49%                  5.34%               -1.14%
1 Year                    3.17%                    2.92%                  5.31%               -0.02%
3 Years*                  4.31%                    4.05%                  4.58%                0.49%
5 Years*                  7.95%                    7.69%                  7.19%                5.49%
Since Inception*          9.77%                    9.35%                    --                   --

* Annualized

                                    [GRAPH]

                                                 Lehman Intermediate
                          High Yield                  BB rated
Month                        Fund                  Corporate Index

12/31/1992                  5,000,000                   5,000,000
01/31/1993                  5,113,886                   5,105,500
02/28/1993                  5,208,126                   5,180,551
03/31/1993                  5,313,333                   5,239,092
04/30/1993                  5,369,686                   5,283,100
05/31/1993                  5,409,077                   5,322,195
06/30/1993                  5,556,254                   5,435,026
07/31/1993                  5,595,567                   5,489,919
08/31/1993                  5,658,345                   5,553,602
09/30/1993                  5,686,689                   5,594,144
10/31/1993                  5,839,376                   5,669,106
11/30/1993                  5,884,380                   5,683,845
12/31/1993                  5,935,129                   5,732,726
01/31/1994                  6,061,596                   5,828,463
02/28/1994                  6,060,370                   5,822,051
03/31/1994                  5,879,246                   5,643,896
04/30/1994                  5,828,068                   5,610,598
05/31/1994                  5,870,524                   5,615,648
06/30/1994                  5,878,587                   5,632,494
07/31/1994                  5,934,013                   5,701,210
08/31/1994                  5,984,086                   5,761,643
09/30/1994                  6,025,467                   5,772,015
10/31/1994                  6,028,706                   5,785,289
11/30/1994                  6,004,787                   5,745,950
12/31/1994                  6,077,394                   5,781,575
01/31/1995                  6,137,436                   5,874,658
02/28/1995                  6,305,367                   6,053,248
03/31/1995                  6,397,464                   6,110,148
04/30/1995                  6,537,390                   6,232,351
05/31/1995                  6,727,023                   6,415,582
06/30/1995                  6,781,902                   6,472,039
07/31/1995                  6,872,762                   6,530,935
08/31/1995                  6,925,387                   6,568,814
09/30/1995                  7,022,543                   6,639,758
10/31/1995                  7,125,446                   6,692,211
11/30/1995                  7,212,331                   6,776,533
12/31/1995                  7,334,202                   6,883,602
01/31/1996                  7,453,084                   6,995,117
02/29/1996                  7,460,951                   6,969,934
03/31/1996                  7,402,000                   6,933,691
04/30/1996                  7,434,433                   6,930,917
05/31/1996                  7,459,688                   6,940,621
06/30/1996                  7,490,201                   7,015,579
07/31/1996                  7,557,060                   7,053,463
08/31/1996                  7,680,144                   7,110,596
09/30/1996                  7,858,765                   7,263,475
10/31/1996                  7,937,607                   7,364,437
11/30/1996                  8,110,110                   7,513,198
12/31/1996                  8,191,022                   7,529,728
01/31/1997                  8,275,049                   7,601,259
02/28/1997                  8,402,615                   7,693,234
03/31/1997                  8,292,841                   7,601,685
04/30/1997                  8,381,534                   7,695,946
05/31/1997                  8,572,658                   7,827,547
06/30/1997                  8,699,809                   7,928,522
07/31/1997                  8,924,236                   8,164,792
08/31/1997                  8,921,803                   8,087,226
09/30/1997                  9,072,091                   8,214,195
10/31/1997                  9,081,530                   8,242,125
11/30/1997                  9,168,890                   8,299,819
12/31/1997                  9,273,057                   8,376,177
01/31/1998                  9,432,639                   8,476,692
02/28/1998                  9,483,456                   8,515,684
03/31/1998                  9,557,939                   8,570,184
04/30/1998                  9,581,967                   8,613,893
05/31/1998                  9,631,622                   8,669,883
06/30/1998                  9,702,825                   8,722,769
07/31/1998                  9,806,262                   8,768,128
08/31/1998                  9,412,663                   8,526,128
09/30/1998                  9,532,027                   8,706,882
10/31/1998                  9,438,479                   8,595,433
11/30/1998                  9,836,791                   8,801,724
12/31/1998                  9,879,676                   8,857,175
01/31/1999                 10,010,006                   8,948,403
02/28/1999                  9,927,890                   8,882,185
03/31/1999                 10,010,332                   8,946,137
04/30/1999                 10,178,603                   9,037,387
05/31/1999                  9,984,753                   8,928,036
06/30/1999                  9,982,745                   8,907,501
07/31/1999                 10,010,514                   8,941,350
08/31/1999                  9,972,088                   8,885,018
09/30/1999                  9,978,381                   8,921,448
10/31/1999                  9,966,545                   8,891,114
11/30/1999                 10,104,777                   8,966,688
12/31/1999                 10,158,157                   9,051,872
01/31/2000                 10,112,740                   8,987,604
02/29/2000                 10,137,614                   9,004,680
03/31/2000                  9,935,905                   8,919,136
04/30/2000                  9,958,025                   8,949,460
05/31/2000                  9,908,672                   8,953,039
06/30/2000                 10,098,829                   9,146,423
07/31/2000                 10,178,729                   9,298,253
08/31/2000                 10,325,854                   9,441,446
09/30/2000                 10,294,967                   9,395,182

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 1/01/1993, the first full month following the Fund's Institutional Class inception on 12/16/1992, compared to the Lehman Intermediate BB rated Corporate Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/16/1995. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. The investments made by the High Yield Fund may involve high risk and may have speculative characteristics.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .   The High Yield Fund Institutional Class shares returned 3.61% for the semi-annual period ended September 30, 2000, compared to 5.34% for the Lehman Intermediate BB rated Corporate Index.
 .   The Fund's exposure to B rated issues detracted from performance as B rated issues significantly underperformed BBs.
 .   A focus on non-cyclical companies such as healthcare and utilities added to performance as the U.S economy began to show signs of a slowdown in growth.
 .   Avoiding retail, restaurants and supermarket issues boosted relative performance as these sectors were adversely affected by excess capacity and a reduction in consumer demand.
 .   A strong underweight to technology and telecom start-up companies was a positive due their poor performance driven by weak earnings.
 .   Limited exposure to high quality emerging market credits helped returns as these issues performed well due to increased growth prospects for many of these countries.

16 PIMCO Funds

PIMCO Total Return Mortgage Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:

Primarily intermediate maturity mortgage-related fixed income securities

Duration:

4.2 years

Total Net Assets:

$16.3 million

Sector Breakdown:*

           [GRAPH]

Mortgage-Backed Securities  85.0%
Short-Term Instruments      12.9%
Other                        2.1%

Quality Breakdown:*

    [GRAPH]

AAA        90.4%
AA          2.9%
BBB         6.7%

*% of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 2000

                    Inst'l Class         Lehman Brothers   Lipper U.S. Mortgage
                    (Incep. 7/31/1997)   Mortgage Index    Fund Average
--------------------------------------------------------------------------------
6 Months                   5.27%              5.55%              4.76%
1 Year                     8.47%              7.42%              6.47%
3 Years*                   6.84%              6.07%              5.18%
Since Inception*           7.05%                --                 --

*Annualized

                                    [GRAPH]

                         Total Return               Lehman Brothers
                           Mortgage                    Mortgage
Month                        Fund                        Index

07/31/1997                  5,000,000                   5,000,000
08/31/1997                  5,005,044                   4,988,118
09/30/1997                  5,084,467                   5,051,382
10/31/1997                  5,160,309                   5,107,387
11/30/1997                  5,184,726                   5,124,151
12/31/1997                  5,246,122                   5,170,844
01/31/1998                  5,304,038                   5,222,289
02/28/1998                  5,314,354                   5,233,336
03/31/1998                  5,334,652                   5,255,495
04/30/1998                  5,371,139                   5,285,232
05/31/1998                  5,417,855                   5,320,364
06/30/1998                  5,453,983                   5,345,733
07/31/1998                  5,476,124                   5,372,837
08/31/1998                  5,542,715                   5,421,585
09/30/1998                  5,605,738                   5,487,033
10/31/1998                  5,584,293                   5,479,968
11/30/1998                  5,609,572                   5,507,264
12/31/1998                  5,625,826                   5,530,643
01/31/1999                  5,660,727                   5,570,014
02/28/1999                  5,631,600                   5,547,984
03/31/1999                  5,669,090                   5,585,236
04/30/1999                  5,697,656                   5,610,991
05/31/1999                  5,667,354                   5,579,648
06/30/1999                  5,661,901                   5,559,994
07/31/1999                  5,641,744                   5,522,293
08/31/1999                  5,639,123                   5,522,100
09/30/1999                  5,717,073                   5,611,697
10/31/1999                  5,745,364                   5,644,003
11/30/1999                  5,773,781                   5,647,086
12/31/1999                  5,762,288                   5,633,277
01/31/2000                  5,725,332                   5,584,465
02/29/2000                  5,812,378                   5,649,206
03/31/2000                  5,890,936                   5,710,992
04/30/2000                  5,871,241                   5,714,910
05/31/2000                  5,868,917                   5,717,543
06/30/2000                  5,978,903                   5,839,767
07/31/2000                  6,038,508                   5,877,275
08/31/2000                  6,138,873                   5,966,358
09/30/2000                  6,201,183                   6,028,208

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/31/1997, the Fund's Institutional Class inception date, compared to the Lehman Brothers Mortgage Index, an unmanaged market index.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .   The PIMCO Total Return Mortgage Fund underperformed the Lehman Brothers
    Mortgage Index for the six-month period ended September 30, 2000, returning 5.27% versus 5.55% for the Index.

 .   Year-to-date, however, the Fund has outperformed the Index by 0.61%.

 .   The Fund's slightly lower-than-Index duration had a negative impact on performance relative to the benchmark as intermediate rates fell.

 .   A broader-than-Index maturity distribution hurt returns as issues with long maturity dates significantly underperformed issues with short maturity dates.

 .   The Fund's use of Adjustable Rate Mortgages (ARMs) helped performance as they enjoyed high yields and strong investor demand.

                                                      2000 Semi-Annual Report 17

PIMCO GNMA Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:

Primarily short and intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association

Duration:

1.5 years

Total Net Assets:

$8.0 million

Sector Breakdown:*

              [GRAPH]

Mortgage-Backed Securities        90.8%
Short-Term Instruments             5.7%
Other                              3.5%

Quality Breakdown:*

    [GRAPH]

AAA        94.1%
AA          5.9%

*% of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 2000

                 Inst'l Class   Merrill Lynch 1-3   Lehman       Lipper U.S.
                 (Incep.        Year Treasury       GNMA         Mortgage Fund
                 7/31/1997)     Index               Index        Average
--------------------------------------------------------------------------------
6 Months            3.51%             3.85%         5.18%          4.76%
1 Year              6.45%             5.79%         7.70%          6.47%
3 Years*            6.02%             5.64%         6.12%          5.18%
Since Inception*    6.44%               --            --             --

*Annualized

                                    [GRAPH]


                                        Merrill Lynch
                                           1-3 Year       Lehman Brothers
Month                    GNMA Fund      Treasury Index      GNMA Index

07/31/1997               5,000,000         5,000,000         5,000,000
08/31/1997               5,018,286         5,004,600         4,989,337
09/30/1997               5,111,651         5,042,585         5,055,583
10/31/1997               5,159,820         5,080,051         5,108,308
11/30/1997               5,172,284         5,092,396         5,123,990
12/31/1997               5,218,267         5,127,177         5,170,241
01/31/1998               5,260,371         5,176,962         5,220,145
02/28/1998               5,285,796         5,181,414         5,231,813
03/31/1998               5,293,096         5,202,503         5,253,935
04/30/1998               5,311,809         5,226,850         5,284,438
05/31/1998               5,351,927         5,254,709         5,320,546
06/30/1998               5,392,191         5,282,034         5,342,972
07/31/1998               5,408,563         5,306,753         5,373,010
08/31/1998               5,477,311         5,373,459         5,415,391
09/30/1998               5,543,973         5,444,658         5,479,473
10/31/1998               5,519,699         5,471,391         5,474,726
11/30/1998               5,498,845         5,466,631         5,505,690
12/31/1998               5,536,600         5,485,929         5,528,299
01/31/1999               5,578,414         5,507,652         5,567,556
02/28/1999               5,528,744         5,480,775         5,549,893
03/31/1999               5,595,411         5,518,867         5,583,509
04/30/1999               5,622,757         5,536,637         5,610,300
05/31/1999               5,662,331         5,533,094         5,582,000
06/30/1999               5,653,531         5,550,357         5,559,755
07/31/1999               5,659,351         5,567,952         5,523,329
08/31/1999               5,658,931         5,584,043         5,521,445
09/30/1999               5,722,084         5,620,339         5,610,299
10/31/1999               5,740,102         5,635,290         5,643,667
11/30/1999               5,736,548         5,645,940         5,646,093
12/31/1999               5,694,838         5,654,014         5,634,755
01/31/2000               5,747,671         5,651,922         5,583,844
02/29/2000               5,792,796         5,689,564         5,655,255
03/31/2000               5,884,367         5,724,839         5,744,636
04/30/2000               5,873,635         5,739,723         5,739,574
05/31/2000               5,882,556         5,763,314         5,760,408
06/30/2000               5,950,810         5,823,137         5,866,692
07/31/2000               5,991,510         5,859,939         5,897,650
08/31/2000               6,047,328         5,903,126         5,986,789
09/30/2000               6,090,882         5,945,511         6,042,466

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the invest-ment of $5,000,000 on 7/31/1997, the Fund's Institutional Class inception date, compared to the Merrill Lynch 1-3 Year Treasury Index and the Lehman GNMA Index, each an unmanaged market index. We will no longer compare the Fund to the Merrill Lynch 1-3 Year Treasury Index since the Merrill Lynch 1-3 Year Treasury Index is not a comparable GNMA index.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .   Effective September 29, 2000, the Low Duration Mortgage Fund was renamed the
    GNMA Fund. The benchmark changed from the Merrill Lynch 1-3 Year Treasury Index to the Lehman GNMA Index. The duration of the former Index is 1.65 years while the duration of the Lehman GNMA Index is 3.95 years. The Fund's investment style will remain the same although a minimum of 65% of the
    Fund's assets will be invested in GNMA securities.
 .   The GNMA Fund underperformed the Merrill Lynch 1-3 Year Treasury Index for the six-month period ending September 30, 2000, returning 3.51% versus 3.85% for the Merrill Lynch 1-3 Year Treasury Index.
 .   Year-to-date, however, the Fund has outperformed the Index by 1.79%.
 .   The portfolio's sensitivity to changes in interest rates was similar to that of the Index and therefore had little effect on relative performance.
 .   A broader-than-Index maturity distribution hurt returns as issues with long maturity dates significantly underperformed issues with short maturity dates.
 .   The Fund's use of Adjustable Rate Mortgages (ARMs) helped performance as they enjoyed high yields and strong investor demand.
 .   Exposure to Treasury Inflation Protected Securities (TIPS) augmented returns as the market had undervalued the benefit of the inflation protection afforded by this asset class.

18 PIMCO Funds

PIMCO Real Return Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum real return, consistent with preservation of real capital and prudent investment management

Portfolio:

Primarily inflation-indexed fixed income securities

Duration:

2.0 years

Total Net Assets:

$537.9 million

Sector Breakdown:*

                    [GRAPH]

U.S. Treasury Obligations                  62.4%
Corporate Bonds and Notes                  24.3%
Short-Term Instruments                      6.7%
Other                                       6.6%

Quality Breakdown:*

    [GRAPH]

AAA        68.5%
AA          5.3%
A          12.2%
BBB        10.9%
BB          2.6%
B           0.5%

*% of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 2000


               Inst'l Class   Admin. Class  Lehman Brothers    Lipper Short U.S.
               (Incep.        (Incep.       Inflation Linked   Government
               1/29/1997)     4/28/2000)    Treasury Index     Fund Average
--------------------------------------------------------------------------------
6 Months           5.00%           --            4.52%              3.63%
1 Year            10.05%           --            9.05%              5.68%
3 Years*           7.28%           --            5.49%              4.88%
Since Inception    6.72%*        3.52%             --                 --

* Annualized

                                    [GRAPH]

                                                   Lehman Brothers
                          Real Return              Inflation Linked
Month                      Bond Fund                Treasury Index

01/31/1997                 5,000,000                   5,000,000
02/28/1997                 5,017,061                   5,016,499
03/31/1997                 4,971,983                   4,947,776
04/30/1997                 5,002,809                   4,977,955
05/31/1997                 5,032,748                   5,004,838
06/30/1997                 5,021,938                   4,988,823
07/31/1997                 5,083,742                   5,036,214
08/31/1997                 5,094,469                   5,051,322
09/30/1997                 5,104,457                   5,061,426
10/31/1997                 5,169,085                   5,113,556
11/30/1997                 5,196,006                   5,142,195
12/31/1997                 5,169,329                   5,120,599
01/31/1998                 5,199,466                   5,145,691
02/28/1998                 5,193,833                   5,141,057
03/31/1998                 5,205,501                   5,138,489
04/30/1998                 5,233,211                   5,157,501
05/31/1998                 5,254,770                   5,194,120
06/30/1998                 5,272,877                   5,207,097
07/31/1998                 5,313,726                   5,231,257
08/31/1998                 5,317,549                   5,243,132
09/30/1998                 5,441,195                   5,348,519
10/31/1998                 5,469,946                   5,360,284
11/30/1998                 5,461,835                   5,354,923
12/31/1998                 5,438,790                   5,322,793
01/31/1999                 5,518,587                   5,384,539
02/28/1999                 5,505,806                   5,346,309
03/31/1999                 5,538,991                   5,344,703
04/30/1999                 5,630,484                   5,379,950
05/31/1999                 5,671,234                   5,417,047
06/30/1999                 5,664,215                   5,420,299
07/31/1999                 5,674,126                   5,417,586
08/31/1999                 5,703,057                   5,426,798
09/30/1999                 5,727,393                   5,447,965
10/31/1999                 5,738,633                   5,458,858
11/30/1999                 5,783,160                   5,492,160
12/31/1999                 5,749,871                   5,448,219
01/31/2000                 5,784,298                   5,472,738
02/29/2000                 5,826,798                   5,523,636
03/31/2000                 6,002,905                   5,684,369
04/30/2000                 6,079,127                   5,759,975
05/31/2000                 6,062,274                   5,744,998
06/30/2000                 6,143,456                   5,817,382
07/31/2000                 6,192,132                   5,867,107
08/31/2000                 6,251,051                   5,910,524
09/30/2000                 6,302,775                   5,941,257

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 2/01/1997, the first full month following the Fund's Institutional Class inception date on 1/29/1997, compared to the Lehman Brothers Inflation Linked Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 4/28/2000. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .   For the six-month period ended September 30, 2000, the Fund's Institutional
    Class shares returned 5.00%, versus 4.52% for the Fund's benchmark, the Lehman Brothers Inflation Linked Treasury Index.

 .   The Fund's effective duration was 2.0 years at September 30, 2000, in contrast to the benchmark's duration of 1.8 years.

 .   Intermediate and long-term real yields declined marginally by 0.01% to 0.03%
    over the six-month period while conventional Treasury yields declined from 0.20% to 0.50% for intermediate maturities and remained relatively stable for long Treasury maturities.

 .   Although the rolling 12-month CPI-U rate was 3.5% at September 30, 2000, the break even yield differential between Treasury Inflation Protection Securities (TIPS) and conventional Treasuries was only 1.8% for 10-year maturities and 2.0% for 30-year maturities.

 .   The Fund's duration remained modestly above that of the benchmark, which aided performance only slightly as real yields fell from 0.01% to 0.12%.

 .   Overweighting intermediate real return bonds improved returns as intermediate yields dropped marginally more than long-term real yields.

 .   The Fund was able to capture above-Index inflation adjustments, aiding relative return performance, through substituting intermediate TIPS for long-term TIPS.

 .   The Fund's yield was enhanced through the use of cash-backing strategies, consisting of shorter-duration, high quality corporate and asset-backed issues.

 .   Intermediate and long-term TIPS yields were from 3.9% to 4.0% while the
    12-month CPI-U increase was 3.5% at September 30, 2000.

                                                      2000 Semi-Annual Report 19

PIMCO Foreign Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:

Primarily intermediate maturity, hedged non-U.S. fixed income securities

Duration:

3.4 years

Total Net Assets:

$585.1 million

Country Allocation:*

           [GRAPH]

United States            53.7%
Italy                     6.5%
Germany                   4.9%
Short-Term Instruments    7.0%
Other                    27.9%

Quality Breakdown:*

    [GRAPH]

AAA        63.9%
AA         13.8%
A           8.6%
BBB        10.1%
BB          2.8%
B           0.8%

*% of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 2000

                 Inst'l Class   Admin. Class   J.P. Morgan     Lipper Inter-
                 (Incep.        (Incep.        Non-U.S.        national Income
                 12/03/1992)    1/28/1997)     Index (Hedged)  Fund Average
--------------------------------------------------------------------------------
6 Months            3.83%         3.71%          3.47%             -2.85%
1 Year              7.63%         7.36%          6.95%             -3.90%
3 Years*            6.39%         6.12%          7.65%              1.19%
5 Years*           10.60%           --           9.61%              3.24%
Since Inception*    9.63%         6.66%            --                 --

* Annualized

                                    [GRAPH]

                                                    J.P. Morgan
                          Foreign                  Non-U.S. Index
Month                    Bond Fund                    (Hedged)

12/31/1992                5,000,000                   5,000,000
01/31/1993                5,041,660                   5,045,501
02/28/1993                5,152,513                   5,136,826
03/31/1993                5,171,807                   5,139,908
04/30/1993                5,171,804                   5,140,421
05/31/1993                5,218,564                   5,169,209
06/30/1993                5,342,019                   5,274,661
07/31/1993                5,426,186                   5,333,737
08/31/1993                5,558,061                   5,444,678
09/30/1993                5,580,127                   5,468,090
10/31/1993                5,663,151                   5,540,815
11/30/1993                5,679,152                   5,579,601
12/31/1993                5,820,067                   5,695,098
01/31/1994                5,827,680                   5,666,624
02/28/1994                5,673,113                   5,539,124
03/31/1994                5,574,498                   5,488,718
04/30/1994                5,522,099                   5,449,747
05/31/1994                5,441,127                   5,389,254
06/30/1994                5,340,992                   5,334,283
07/31/1994                5,374,816                   5,369,488
08/31/1994                5,322,015                   5,317,942
09/30/1994                5,330,821                   5,322,728
10/31/1994                5,351,402                   5,343,487
11/30/1994                5,430,650                   5,418,829
12/31/1994                5,395,132                   5,406,367
01/31/1995                5,431,819                   5,465,297
02/28/1995                5,467,726                   5,535,800
03/31/1995                5,471,621                   5,648,728
04/30/1995                5,605,512                   5,738,544
05/31/1995                5,825,529                   5,926,769
06/30/1995                5,790,386                   5,907,210
07/31/1995                5,900,948                   5,981,642
08/31/1995                6,013,433                   6,033,680
09/30/1995                6,099,110                   6,129,012
10/31/1995                6,201,268                   6,197,659
11/30/1995                6,444,451                   6,333,387
12/31/1995                6,540,017                   6,392,287
01/31/1996                6,700,408                   6,469,635
02/29/1996                6,557,601                   6,393,293
03/31/1996                6,664,336                   6,446,357
04/30/1996                6,825,851                   6,523,713
05/31/1996                6,852,155                   6,568,075
06/30/1996                6,930,027                   6,622,589
07/31/1996                6,997,369                   6,672,259
08/31/1996                7,169,036                   6,761,000
09/30/1996                7,370,202                   6,905,010
10/31/1996                7,552,295                   7,018,941
11/30/1996                7,735,101                   7,159,321
12/31/1996                7,775,388                   7,169,345
01/31/1997                7,899,810                   7,258,963
02/28/1997                7,942,561                   7,305,419
03/31/1997                7,843,570                   7,266,703
04/30/1997                7,917,253                   7,345,183
05/31/1997                7,958,788                   7,383,378
06/30/1997                8,118,878                   7,508,894
07/31/1997                8,239,266                   7,628,287
08/31/1997                8,206,198                   7,637,441
09/30/1997                8,383,475                   7,772,623
10/31/1997                8,286,145                   7,822,367
11/30/1997                8,398,755                   7,878,689
12/31/1997                8,522,040                   7,981,113
01/31/1998                8,645,607                   8,087,245
02/28/1998                8,725,510                   8,159,239
03/31/1998                8,835,222                   8,231,855
04/30/1998                8,865,827                   8,273,838
05/31/1998                8,942,528                   8,387,190
06/30/1998                8,987,048                   8,423,255
07/31/1998                9,130,620                   8,501,590
08/31/1998                9,058,201                   8,669,071
09/30/1998                9,266,649                   8,874,530
10/31/1998                9,075,582                   8,861,217
11/30/1998                9,245,824                   8,956,919
12/31/1998                9,377,213                   8,946,169
01/31/1999                9,569,644                   9,057,102
02/28/1999                9,476,423                   8,996,420
03/31/1999                9,534,902                   9,103,477
04/30/1999                9,658,589                   9,219,091
05/31/1999                9,507,394                   9,181,293
06/30/1999                9,391,681                   9,038,983
07/31/1999                9,396,468                   9,015,482
08/31/1999                9,329,165                   9,031,709
09/30/1999                9,379,607                   9,066,031
10/31/1999                9,422,198                   9,087,790
11/30/1999                9,440,689                   9,140,496
12/31/1999                9,524,187                   9,167,918
01/31/2000                9,475,484                   9,168,837
02/29/2000                9,584,349                   9,236,684
03/31/2000                9,722,350                   9,371,538
04/30/2000                9,756,895                   9,422,144
05/31/2000                9,815,858                   9,497,520
06/30/2000                9,890,070                   9,543,107
07/31/2000                9,973,457                   9,611,817
08/31/2000                9,963,948                   9,613,739
09/30/2000               10,095,126                   9,696,417

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the invest-ment of $5,000,000 on 1/01/1993, the first full month following the Fund's Institutional Class inception on 12/03/1992, compared to the J.P. Morgan Non-U.S. Index (Hedged), an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/28/1997. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .   For the six-month period ended September 30, 2000, the Foreign Bond Fund
    Institutional Class shares posted a return of 3.83%, outperforming the 3.47% return of the Fund's benchmark, the J.P. Morgan Non-U.S. Index (Hedged into USD).

 .   An underweight in Japan versus the Index was positive as yields rose after monetary tightening and Moody's government rating downgrade.

 .   A U.K. underweight was positive as long-term yields rose as tight labor markets increased concern that wage pressures would stimulate higher inflation.

 .   Emphasizing global mortgages was positive as these markets benefited from high yields and low market volatility.

 .   Asset backed bonds helped returns as the sector was supported by light new issuance and minimal delinquencies.

 .   Small allocations to European corporate bonds aided performance due to their relatively attractive yields.

 .   An overweight in the euro was negative as the currency reached record lows versus the U.S. dollar due to continued capital flows into the U.S.

 .   An overweight Polish zloty position detracted from returns due to increased concern over Poland's deteriorating budget and current account deficits.

20 PIMCO Funds

PIMCO Global Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:

Primarily U.S. and non-U.S. intermediate maturity fixed income securities

Duration:

4.1 years

Total Net Assets:

$319.5 million

Country Allocation:*

[GRAPH]

United States      52.3%
Short-Term
Instruments         9.6%
Italy               6.2%
United Kingdom      4.7%
Greece              4.3%
Germany             3.5%
Other              19.4%

Quality Breakdown:*

[GRAPH]

AAA                60.8%
AA                 15.7%
A                  10.7%
BBB                 9.4%
BB                  2.5%
B                   0.8%
Others              0.1%

*% of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 2000


                 Inst'l Class   Admin. Class  J.P. Morgan
                 (Incep.        (Incep.       Global Index  Lipper Global Income
                 11/23/1993)    8/01/1996)    (Unhedged)    Fund Average
--------------------------------------------------------------------------------
6 Months           -1.58%         -1.71%         -2.43%          -0.48%
1 Year             -2.82%         -3.06%         -3.63%           0.58%
3 Years*            1.41%          1.20%          2.61%           1.10%
5 Years*            4.25%           --            3.25%           4.16%
Since Inception*    5.53%          2.70%           --              --
* Annualized

                                   [GRAPH]

                                                     J.P. Morgan
                         Global Bond                 Global Index
Month                       Fund                      (Unhedged)

11/30/1993                 5,000,000                   5,000,000
12/31/1993                 5,159,354                   5,051,001
01/31/1994                 5,172,612                   5,098,479
02/28/1994                 5,050,687                   5,042,396
03/31/1994                 4,981,799                   5,019,201
04/30/1994                 4,983,396                   5,015,186
05/31/1994                 4,957,155                   4,973,560
06/30/1994                 4,993,232                   5,032,746
07/31/1994                 5,040,972                   5,080,054
08/31/1994                 5,023,423                   5,066,846
09/30/1994                 5,045,769                   5,091,673
10/31/1994                 5,117,441                   5,168,048
11/30/1994                 5,070,101                   5,102,929
12/31/1994                 5,071,554                   5,114,666
01/31/1995                 5,158,706                   5,217,982
02/28/1995                 5,306,429                   5,352,606
03/31/1995                 5,497,439                   5,625,054
04/30/1995                 5,586,069                   5,714,492
05/31/1995                 5,774,015                   5,873,926
06/30/1995                 5,791,402                   5,910,344
07/31/1995                 5,833,592                   5,938,122
08/31/1995                 5,749,603                   5,773,043
09/30/1995                 5,839,678                   5,902,936
10/31/1995                 5,966,446                   5,960,786
11/30/1995                 6,121,956                   6,027,545
12/31/1995                 6,236,009                   6,102,287
01/31/1996                 6,250,544                   6,039,434
02/29/1996                 6,152,157                   6,004,405
03/31/1996                 6,159,100                   5,995,399
04/30/1996                 6,210,796                   5,973,217
05/31/1996                 6,191,536                   5,979,190
06/30/1996                 6,265,488                   6,031,208
07/31/1996                 6,379,395                   6,142,182
08/31/1996                 6,491,924                   6,167,980
09/30/1996                 6,584,759                   6,201,904
10/31/1996                 6,764,325                   6,324,702
11/30/1996                 6,923,739                   6,415,146
12/31/1996                 6,879,967                   6,370,239
01/31/1997                 6,702,769                   6,210,983
02/28/1997                 6,656,620                   6,168,128
03/31/1997                 6,576,929                   6,121,249
04/30/1997                 6,536,080                   6,086,970
05/31/1997                 6,699,780                   6,230,622
06/30/1997                 6,783,140                   6,301,651
07/31/1997                 6,758,684                   6,278,337
08/31/1997                 6,721,424                   6,270,802
09/30/1997                 6,895,854                   6,410,014
10/31/1997                 6,891,415                   6,545,905
11/30/1997                 6,834,927                   6,467,355
12/31/1997                 6,817,845                   6,460,241
01/31/1998                 6,851,128                   6,524,843
02/28/1998                 6,915,929                   6,573,126
03/31/1998                 6,961,654                   6,523,829
04/30/1998                 7,063,593                   6,624,295
05/31/1998                 7,059,363                   6,652,780
06/30/1998                 7,070,889                   6,671,407
07/31/1998                 7,130,372                   6,689,420
08/31/1998                 7,124,542                   6,874,048
09/30/1998                 7,491,180                   7,232,874
10/31/1998                 7,509,415                   7,394,889
11/30/1998                 7,456,893                   7,311,327
12/31/1998                 7,669,954                   7,448,780
01/31/1999                 7,718,892                   7,387,701
02/28/1999                 7,459,185                   7,140,951
03/31/1999                 7,441,983                   7,158,805
04/30/1999                 7,454,117                   7,156,657
05/31/1999                 7,250,125                   7,030,699
06/30/1999                 7,143,749                   6,913,286
07/31/1999                 7,296,476                   7,065,380
08/31/1999                 7,283,484                   7,083,750
09/30/1999                 7,400,295                   7,185,754
10/31/1999                 7,405,937                   7,177,131
11/30/1999                 7,291,664                   7,091,723
12/31/1999                 7,341,262                   7,071,158
01/31/2000                 7,098,375                   6,931,857
02/29/2000                 7,116,716                   6,897,197
03/31/2000                 7,307,538                   7,097,904
04/30/2000                 7,080,709                   6,882,129
05/31/2000                 7,153,212                   6,932,368
06/30/2000                 7,318,062                   7,100,825
07/31/2000                 7,239,595                   6,989,341
08/31/2000                 7,170,776                   6,939,019
09/30/2000                 7,191,731                   6,925,141

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the invest-ment of $5,000,000 on 12/01/1993, the first full month following the Fund's Institutional Class inception on 11/23/1993, compared to the J.P. Morgan Global Index (Unhedged), an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 8/01/1996. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    For the six-month period ended September 30, 2000, the Global Bond Fund
     Institutional Class shares posted a return of -1.58%, outperforming the -2.43% return of the Fund's benchmark, the J.P. Morgan Global Bond Index (Unhedged).
 .    Absolute returns of both the Fund and the Index were negative after
     non-U.S. currencies weakened versus the U.S. dollar as foreign capital continued to flow into the U.S. as a result of the strength of the U.S. economy and availability of attractive investment opportunities.
 .    A U.S. overweight was positive. The U.S. was the best performing market over the period as bonds were supported by the series of Federal Reserve rate hikes and the Treasury's buyback program.
 .    An underweight in Japan was positive as yields rose after monetary tightening and Moody's government rating downgrade.
 .    A U.K. underweight was positive as long-term yields rose; tight labor markets increased concern that wage pressures would stimulate higher inflation.
 .    Emphasizing global mortgages was positive as these markets benefited from high yields and low market volatility.
 .    Asset backed bonds helped returns as the sector was supported by light new issuance and minimal delinquencies.
 .    Small allocations to European corporate bonds aided performance due to their relatively attractive yields.
 .    An overweight in the euro was negative as the currency reached record lows versus the U.S. dollar due to continued capital flows into the U.S.
 .    An overweight Polish zloty position detracted from returns due to increased concern over Poland's deteriorating budget and current account deficits.

                                                      2000 Semi-Annual Report 21

PIMCO Global Bond Fund II

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with preservation of capital

Portfolio:

Primarily U.S. and hedged non-U.S. intermediate maturity fixed income securities

Duration:

4.3 years

Total Net Assets:

$72.2 million

Country Allocation:*

[GRAPH]

United States      62.1%
Italy               6.1%
United Kingdom      4.4%
Greece              4.1%
Short-Term
Instruments         3.3%
Other              20.0%

Quality Breakdown:*

[GRAPH]

AAA                65.4%
AA                 15.1%
A                   9.0%
BBB                 7.6%
BB                  1.9%
B                   0.9%
Others              0.1%

*% of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 2000

                 Inst'l Class         J.P. Morgan Global    Lipper Global Income
                 (Incep. 2/25/1998)   Index (Hedged)        Fund Average
--------------------------------------------------------------------------------
6 Months              4.00%                3.64%                  -0.48%
1 Year                6.96%                7.10%                   0.58%
Since Inception*      4.92%                 --                      --

*Annualized

                                   [GRAPH]

                                                           J.P. Morgan
                               Global Bond                 Global Index
Month                            Fund II                     (Hedged)

02/28/1998                       5,000,000                   5,000,000
03/31/1998                       5,069,096                   5,032,502
04/30/1998                       5,092,746                   5,057,159
05/31/1998                       5,121,536                   5,120,376
06/30/1998                       5,146,064                   5,157,242
07/31/1998                       5,210,272                   5,190,249
08/31/1998                       5,156,019                   5,308,584
09/30/1998                       5,273,043                   5,443,954
10/31/1998                       5,187,282                   5,431,977
11/30/1998                       5,256,161                   5,470,545
12/31/1998                       5,303,609                   5,470,545
01/31/1999                       5,422,839                   5,525,796
02/28/1999                       5,341,215                   5,451,750
03/31/1999                       5,376,152                   5,501,909
04/30/1999                       5,429,327                   5,553,624
05/31/1999                       5,347,551                   5,520,302
06/30/1999                       5,283,537                   5,457,923
07/31/1999                       5,279,879                   5,446,462
08/31/1999                       5,257,452                   5,452,452
09/30/1999                       5,285,083                   5,480,262
10/31/1999                       5,300,795                   5,491,222
11/30/1999                       5,294,352                   5,509,892
12/31/1999                       5,318,774                   5,510,442
01/31/2000                       5,296,692                   5,514,850
02/29/2000                       5,360,260                   5,570,552
03/31/2000                       5,435,868                   5,663,021
04/30/2000                       5,444,990                   5,677,180
05/31/2000                       5,465,049                   5,710,672
06/30/2000                       5,525,868                   5,760,353
07/31/2000                       5,572,330                   5,807,011
08/31/2000                       5,588,099                   5,833,723
09/30/2000                       5,653,061                   5,869,310

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the invest-ment of $5,000,000 on 3/01/1998, the first full month following the Fund's Institutional Class inception on 2/25/1998, compared to the J.P. Morgan Global Index (Hedged), an unmanaged market index. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    For the six-month period ended September 30, 2000, the Global Bond Fund II posted a return of 4.00%, outperforming the 3.64% return of the Fund's benchmark, the J.P. Morgan Global Bond Index (Hedged into USD).
 .    A U.S. overweight was positive. The U.S. was the best performing market over the period as bonds were supported by the series of Federal Reserve rate hikes and the Treasury's buyback program.
 .    An underweight in Japan was positive as yields rose after monetary tightening and Moody's government rating downgrade.
 .    A U.K. underweight was positive as long-term yields rose; tight labor markets increased concern that wage pressures would stimulate higher inflation.
 .    Emphasizing global mortgages was positive as these markets benefited from high yields and low market volatility.
 .    Asset backed bonds helped returns as the sector was supported by light new issuance and minimal delinquencies.
 .    Small allocations to European corporate bonds aided performance due to their relatively attractive yields.
 .    An overweight in the euro was negative as the currency reached record lows versus the U.S. dollar due to continued capital flows into the U.S.
 .    An overweight Polish zloty position detracted from returns due to increased concern over Poland's deteriorating budget and current account deficits.

22 PIMCO Funds

PIMCO Emerging Markets Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:

Primarily emerging market fixed income securities

Duration:

4.6 years

Total Net Assets:

$51.6 million

Country Allocation:*

[GRAPH]

Brazil          26.5%
Mexico          20.7%
Russia           6.9%
Venezuela        5.5%
Bulgaria         5.3%
Short-Term
Instruments      6.8%
Other           28.3%

Quality Breakdown:*

[GRAPH]

AAA              1.7%
AA               1.2%
BBB             34.3%
BB              20.3%
B               42.5%

*% of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 2000


                Inst'l Class   Admin. Class   J.P. Morgan        Lipper Emerging
                (Incep.        (Incep.        Emerging Markets   Markets Debt
                7/31/1997)     9/30/1998)     Bond Index Plus    Fund Average
--------------------------------------------------------------------------------
6 Months           5.40%         5.27%            5.67%              2.54%
1 Year            24.30%        24.02%            28.02%            23.97%
3 Years*           6.17%          --              5.57%              1.98%
Since Inception*   6.37%        25.88%             --                 --

* Annualized

                                   [GRAPH]

                                  Emerging                   J.P. Morgan
                                   Markets                 Emerging Markets
Month                             Bond Fund                 Bond Index Plus

07/31/1997                         5,000,000                    5,000,000
08/31/1997                         4,941,202                    4,979,763
09/30/1997                         5,077,992                    5,132,145
10/31/1997                         4,500,427                    4,540,921
11/30/1997                         4,738,197                    4,756,615
12/31/1997                         4,859,660                    4,920,720
01/31/1998                         4,866,472                    4,910,880
02/28/1998                         5,005,158                    5,051,329
03/31/1998                         5,155,188                    5,177,076
04/30/1998                         5,168,205                    5,189,638
05/31/1998                         5,002,060                    5,012,513
06/30/1998                         4,838,082                    4,867,654
07/31/1998                         4,912,199                    4,901,240
08/31/1998                         3,543,793                    3,492,624
09/30/1998                         3,819,422                    3,834,203
10/31/1998                         4,019,347                    4,082,276
11/30/1998                         4,340,414                    4,322,720
12/31/1998                         4,288,256                    4,214,652
01/31/1999                         4,139,443                    4,058,290
02/28/1999                         4,222,136                    4,116,729
03/31/1999                         4,507,995                    4,428,365
04/30/1999                         4,883,959                    4,730,823
05/31/1999                         4,578,472                    4,461,166
06/30/1999                         4,716,852                    4,660,580
07/31/1999                         4,686,777                    4,564,104
08/31/1999                         4,679,209                    4,557,715
09/30/1999                         4,888,898                    4,716,781
10/31/1999                         5,046,834                    4,898,847
11/30/1999                         5,183,471                    5,037,484
12/31/1999                         5,427,907                    5,310,012
01/31/2000                         5,308,344                    5,204,876
02/29/2000                         5,622,784                    5,540,069
03/31/2000                         5,765,699                    5,714,579
04/30/2000                         5,656,677                    5,605,431
05/31/2000                         5,546,802                    5,462,491
06/30/2000                         5,808,164                    5,739,437
07/31/2000                         5,949,537                    5,912,770
08/31/2000                         6,158,003                    6,121,489
09/30/2000                         6,076,985                    6,038,429

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/31/1997, the Fund's Institutional Class inception date, compared to the J.P. Morgan Emerging Markets Bond Index Plus, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 9/30/1998. The Fund may invest in foreign securities which involve potentially higher risks including currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .   After a volatile period, emerging markets turned in solid performance on strong economic and financial conditions, more balanced global growth, and positive liability management.

 .   Despite successful conclusions to the Russian and Ecuadorian debt restructurings, volatility picked up toward the end of the period resulting from reduced market appetite for risk and noise on the political front.

 .   Distressed credits, such as Russia and Ecuador, outperformed high quality credits, driving overall sector returns.

 .   The Fund's Institutional Class underperformed the J.P. Morgan Emerging
    Markets Bond Index Plus for the six-month period ended September 30, 2000, returning 5.40% versus 5.67% for the Index.

 .   Our underweights of Ecuador and Colombia detracted from performance.

 .   An underweight to Argentina benefited performance as continued political uncertainty weighed on the market.

 .   Good liability management and further strong economic data supported
    Brazilian bonds where our overweight added to performance.

 .   Near-Index exposure to Mexico was neutral for returns.

 .   The Fund's overweight of Peru hurt performance due to continued political uncertainty and a temporary disruption in Brady Bond payments.

 .   An underweight in Russian bonds was negative as these securities continued
    to appreciate, supported by continued debt restructuring and macroeconomic gains.

 .   An overweight to Bulgaria was negative as market selling and the impact of higher energy prices overshadowed continued economic gains.

 .   Modest allocations to securities and countries not in the benchmark were positive for relative performance.

                                                      2000 Semi-Annual Report 23

PIMCO Strategic Balanced Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:

Normally invests between 45% and 75% in the StocksPLUS Fund and between 25% and 55% in the Total Return Fund

Total Net Assets:

$80.6 million

PIMCO Funds Allocation*:

[GRAPH]

StocksPLUS Fund             55.9%
Total Return Fund           40.0%
Short-Term Instruments       4.1%

*% of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 2000

                 Inst'l Class   Admin. Class    60% S&P 500 Index and                   Lipper
                 (Incep.        (Incep.         40% Lehman Brothers        S&P 500      Balanced
                 6/28/1996)      6/30/1999)     Aggregate Bond Index       Index        Fund Average
-------------------------------------------------------------------------------------------------------
6 Months            -0.86%         -0.85%              -0.23%               -3.60%           0.63%
1 Year               8.55%          8.45%              11.05%               13.28%          11.31%
3 Years*            11.15%           --                12.53%               16.44%           8.96%
Since Inception*    15.29%          3.64%                --                   --              --

* Annualized

                                   [GRAPH]

                                             60% S&P 500
                                            Index and 40%
                        Strategic          Lehman Brothers
                         Balanced             Aggregate                S&P 500
Month                      Fund               Bond Index                Index

06/30/1996               5,000,000             5,000,000              5,000,000
07/31/1996               4,865,000             4,872,933              4,779,100
08/31/1996               4,940,000             4,931,328              4,879,891
09/30/1996               5,175,000             5,132,224              5,154,532
10/31/1996               5,320,000             5,262,627              5,296,693
11/30/1996               5,615,000             5,537,365              5,697,071
12/31/1996               5,511,545             5,450,953              5,584,212
01/31/1997               5,743,214             5,661,975              5,933,113
02/28/1997               5,775,539             5,694,243              5,979,629
03/31/1997               5,591,600             5,528,617              5,733,926
04/30/1997               5,846,009             5,759,756              6,076,241
05/31/1997               6,089,593             5,991,928              6,446,163
06/30/1997               6,275,398             6,181,439              6,734,951
07/31/1997               6,659,382             6,543,230              7,270,851
08/31/1997               6,423,506             6,300,974              6,863,537
09/30/1997               6,659,150             6,545,208              7,239,453
10/31/1997               6,565,126             6,452,023              6,997,656
11/30/1997               6,736,582             6,643,106              7,321,577
12/31/1997               6,843,897             6,738,297              7,447,289
01/31/1998               6,937,730             6,817,616              7,529,656
02/28/1998               7,213,362             7,110,452              8,072,694
03/31/1998               7,459,339             7,338,829              8,486,097
04/30/1998               7,524,460             7,398,449              8,571,467
05/31/1998               7,447,498             7,350,213              8,424,124
06/30/1998               7,662,852             7,554,287              8,766,312
07/31/1998               7,621,044             7,512,443              8,672,951
08/31/1998               6,904,331             6,909,658              7,419,015
09/30/1998               7,310,278             7,239,956              7,894,278
10/31/1998               7,639,840             7,577,983              8,536,398
11/30/1998               7,885,513             7,870,767              9,053,789
12/31/1998               8,189,101             8,152,341              9,575,468
01/31/1999               8,385,168             8,380,174              9,975,915
02/28/1999               8,117,209             8,165,384              9,665,863
03/31/1999               8,381,044             8,379,502             10,052,594
04/30/1999               8,584,658             8,584,843             10,441,931
05/31/1999               8,407,317             8,433,153             10,195,398
06/30/1999               8,726,038             8,703,230             10,761,242
07/31/1999               8,533,893             8,525,380             10,425,276
08/31/1999               8,507,390             8,498,358             10,373,671
09/30/1999               8,424,034             8,398,023             10,089,329
10/31/1999               8,758,321             8,729,273             10,727,781
11/30/1999               8,845,236             8,835,503             10,945,877
12/31/1999               9,136,140             9,130,707             11,590,589
01/31/2000               8,743,572             8,843,606             11,008,477
02/29/2000               8,679,333             8,785,846             10,799,892
03/31/2000               9,223,089             9,347,855             11,856,445
04/30/2000               9,014,128             9,168,382             11,499,685
05/31/2000               8,956,484             9,053,818             11,263,711
06/30/2000               9,091,403             9,263,069             11,541,362
07/31/2000               9,061,838             9,209,778             11,360,855
08/31/2000               9,475,755             9,606,384             12,066,477
09/30/2000               9,143,966             9,326,269             11,429,488

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/01/1996, the first full month following the Fund's Institutional Class inception on 6/28/1996, compared to a static 60/40 blend of the Standard and Poor's 500 Index and the Lehman Brothers Aggregate Bond Index, and the S&P 500 Index, each an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 6/30/1999. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Strategic Balanced Fund converted to a fund of funds structure effective September 29, 2000; the equity portfolio is now the StocksPLUS Fund, and the fixed income portfolio is now the Total Return Fund.

 .    For the six-month period ended September 30, 2000, the Fund's Institutional
     Class shares returned -0.86% versus -0.23% for the fund's benchmark, a blend of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index
     (LBAG).

 .    A slight overweighting of the equity allocation detracted from returns relative to the benchmark as the LBAG returned 4.8% for the six months ending on September 30 as compared to a 3.6% decline for the S&P 500.

 .    After raising the fed funds rate by 0.50% in the second quarter, the
     Federal Reserve held policy unchanged in the third quarter amid signs of slowing growth.

 .    The equity allocation, employing PIMCO's StocksPLUS strategy, underperformed the S&P 500 Index mainly due to a rise in interest rates during the second quarter, causing the cash positions that back the S&P 500 futures to underperform.

 .    The fixed income portfolio outperformed the LBAG due in part to an above-benchmark duration and an overweight in mortgage-backed securities.

 .    The Fund has reduced its modest equity overweight to a neutral 60%/40%
     equity/bond mix in light of stock market volatility and the potential for reduced corporate profits in a slower economy.

 .    A focus on quality will be critical for superior performance as credit deterioration continues amid slower growth.

24 PIMCO Funds

PIMCO Convertible Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Seeks maximum total return, consistent with prudent investment management

Portfolio:

Primarily convertible securities

Duration:

1.5 years

Total Net Assets:

$159.7 million

Sector Breakdown:*

[GRAPH]

Convertible Bonds and Notes     69.8%
Convertible Preferred Stock     22.6%
Other                            7.6%

Quality Breakdown:*

[GRAPH]

AAA                              8.5%
AA                               6.2%
A                               13.8%
BBB                             37.9%
BB                              11.6%
B                               22.0%

*% of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 2000


              Inst'l Class   Admin. Class   First Boston  Lipper
              (Incep.        (Incep.        Convertible   Convertible Securities
              3/31/1999)     8/01/2000)     Bond Index    Fund Average
--------------------------------------------------------------------------------
6 Months         -2.00%         --            -1.29%             -0.67%
1 Year           38.47%         --            34.90%             30.87%
Since Inception  35.34%*       6.47%            --                 --

* Annualized

                                   [GRAPH]

                             Convertible                   First Boston
Month                           Fund                  Convertible Bond Index

03/31/1999                    5,000,000                     5,000,000
04/30/1999                    5,240,000                     5,202,500
05/31/1999                    5,335,000                     5,154,637
06/30/1999                    5,625,000                     5,376,802
07/31/1999                    5,640,000                     5,305,828
08/31/1999                    5,630,000                     5,321,746
09/30/1999                    5,685,000                     5,335,582
10/31/1999                    5,915,000                     5,520,194
11/30/1999                    6,350,000                     5,944,144
12/31/1999                    7,109,943                     6,847,654
01/31/2000                    7,257,010                     6,744,254
02/29/2000                    8,032,917                     7,452,401
03/31/2000                    8,032,816                     7,292,174
04/30/2000                    7,497,974                     6,936,316
05/31/2000                    7,258,568                     6,564,529
06/30/2000                    7,620,361                     6,991,223
07/31/2000                    7,400,886                     6,780,089
08/31/2000                    7,967,437                     7,301,477
09/30/2000                    7,872,203                     7,197,796

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 3/31/1999, the Fund's Institutional Class inception date, compared to the First Boston Convertible Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 8/01/2000. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .   The Convertible Fund Institutional Class shares returned -2.00% for the semi-annual period ended September 30, 2000, compared to -1.29% for the First Boston Convertible Bond Index.
 .   The Fund's lower delta, or sensitivity to price movements in the underlying equities, enhanced relative performance as these equities underperformed over the past six months.
 .   The Fund's relatively high average credit quality added to results as investment-grade convertibles significantly outperformed speculative grade issues.
 .   An emphasis on telecommunications was negative for returns as the market began to favor companies with current cash flow and established earnings.
 .   Overweights to healthcare, utilities and finance were positive as these conservative industries outperformed their more aggressive counterparts.
 .   The use of a proprietary valuation model was instrumental in taking advantage of security pricing inefficiencies in the market.

                                                      2000 Semi-Annual Report 25

PIMCO StocksPLUS Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Total return which exceeds that of the S&P 500 Index

Portfolio:

Primarily S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities

Duration:

0.1 years

Total Net Assets:

$1.4 billion

Sector Breakdown:*

            [GRAPH]

Corporate Bonds and Notes   42.6%
Mortgage-Backed Securities  21.7%
Short-Term Instruments       8.7%
U.S. Treasury Obligations    8.3%
Asset-Backed Securities      7.4%
Sovereign Issues             5.8%
Other                        5.5%

Quality Breakdown:*

          [GRAPH]

AAA                       39.7%
AA                         6.2%
A                         13.8%
BBB                       30.9%
BB                         4.8%
B                          4.6%

*% of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 2000

                 Inst'l Class  Admin. Class
                 (Incep.       (Incep.                        Lipper Large-Cap
                 5/14/1993)    1/07/1997)     S&P 500 Index   Core Fund Average
--------------------------------------------------------------------------------
6 Months           -3.16%         -3.29%          -3.60%             -3.33%
1 Year             13.15%         12.91%          13.28%             17.80%
3 Years*           16.12%         15.70%          16.44%             15.85%
5 Years*           21.61%          --             21.69%             19.84%
Since Inception*   20.39%         19.89%           --                 --

* Annualized

                                   [GRAPH]

                                 StocksPLUS                  S&P 500
Month                               Fund                      Index

05/31/1993                        5,000,000                  5,000,000
06/30/1993                        5,027,261                  5,014,650
07/31/1993                        5,017,471                  4,994,491
08/31/1993                        5,208,380                  5,183,982
09/30/1993                        5,157,774                  5,144,221
10/31/1993                        5,271,731                  5,250,655
11/30/1993                        5,212,275                  5,200,616
12/31/1993                        5,306,421                  5,263,492
01/31/1994                        5,480,662                  5,442,451
02/28/1994                        5,311,701                  5,294,743
03/31/1994                        5,077,284                  5,063,892
04/30/1994                        5,141,283                  5,128,811
05/31/1994                        5,237,282                  5,212,974
06/30/1994                        5,126,078                  5,085,204
07/31/1994                        5,325,725                  5,252,202
08/31/1994                        5,568,540                  5,467,543
09/30/1994                        5,473,357                  5,333,861
10/31/1994                        5,561,106                  5,453,713
11/30/1994                        5,391,092                  5,255,089
12/31/1994                        5,461,225                  5,333,022
01/31/1995                        5,612,304                  5,471,307
02/28/1995                        5,864,102                  5,684,524
03/31/1995                        6,023,776                  5,852,274
04/30/1995                        6,219,204                  6,024,624
05/31/1995                        6,500,850                  6,265,428
06/30/1995                        6,643,179                  6,410,974
07/31/1995                        6,854,074                  6,623,561
08/31/1995                        6,900,939                  6,640,187
09/30/1995                        7,193,848                  6,920,403
10/31/1995                        7,181,918                  6,895,697
11/30/1995                        7,527,891                  7,198,418
12/31/1995                        7,673,723                  7,337,059
01/31/1996                        7,949,045                  7,586,813
02/29/1996                        7,970,224                  7,657,142
03/31/1996                        8,076,117                  7,730,881
04/30/1996                        8,177,430                  7,844,834
05/31/1996                        8,365,584                  8,047,152
06/30/1996                        8,445,187                  8,077,812
07/31/1996                        8,052,904                  7,720,934
08/31/1996                        8,223,140                  7,883,768
09/30/1996                        8,704,242                  8,327,467
10/31/1996                        8,981,877                  8,557,139
11/30/1996                        9,649,702                  9,203,973
12/31/1996                        9,444,046                  9,021,642
01/31/1997                       10,025,985                  9,585,314
02/28/1997                       10,100,806                  9,660,463
03/31/1997                        9,646,437                  9,263,515
04/30/1997                       10,244,078                  9,816,546
05/31/1997                       10,892,224                 10,414,178
06/30/1997                       11,344,245                 10,880,733
07/31/1997                       12,278,977                 11,746,513
08/31/1997                       11,616,167                 11,088,473
09/30/1997                       12,220,454                 11,695,789
10/31/1997                       11,832,913                 11,305,149
11/30/1997                       12,315,186                 11,828,465
12/31/1997                       12,546,229                 12,031,560
01/31/1998                       12,716,721                 12,164,629
02/28/1998                       13,569,183                 13,041,941
03/31/1998                       14,253,076                 13,709,819
04/30/1998                       14,425,043                 13,847,740
05/31/1998                       14,141,803                 13,609,698
06/30/1998                       14,691,669                 14,162,524
07/31/1998                       14,528,428                 14,011,693
08/31/1998                       12,314,475                 11,985,882
09/30/1998                       13,256,889                 12,753,698
10/31/1998                       14,302,676                 13,791,084
11/30/1998                       15,122,901                 14,626,961
12/31/1998                       16,099,828                 15,469,767
01/31/1999                       16,648,553                 16,116,712
02/28/1999                       16,088,153                 15,615,805
03/31/1999                       16,768,984                 16,240,593
04/30/1999                       17,436,465                 16,869,592
05/31/1999                       16,979,768                 16,471,301
06/30/1999                       17,970,000                 17,385,458
07/31/1999                       17,379,659                 16,842,684
08/31/1999                       17,285,204                 16,759,312
09/30/1999                       16,909,003                 16,299,940
10/31/1999                       17,981,456                 17,331,400
11/30/1999                       18,279,360                 17,683,747
12/31/1999                       19,341,400                 18,725,320
01/31/2000                       18,343,134                 17,784,881
02/29/2000                       18,065,838                 17,447,899
03/31/2000                       19,758,181                 19,154,826
04/30/2000                       19,143,792                 18,578,458
05/31/2000                       18,752,817                 18,197,228
06/30/2000                       19,218,094                 18,645,789
07/31/2000                       18,978,573                 18,354,169
08/31/2000                       20,246,629                 19,494,147
09/30/2000                       19,133,350                 18,465,051

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the invest-ment of $5,000,000 on 6/01/1993, the first full month following the Fund's Institutional Class inception on 5/14/1993, compared to the Standard and Poor's 500 Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/07/1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    In sharp contrast to previous years, the S&P 500 Index returned a negative
     3.60% for the semi-annual period ended September 30, 2000 amid investor concern over the global economy and corporate profitability.

 .    Despite a challenging market environment, the StocksPLUS Fund Institutional
     Class shares outperformed the S&P 500 after fees.

 .    Increases in three and six month interest rates negatively impacted the performance of the StocksPLUS Fund relative to the benchmark.

 .    Corporate issues in the StocksPLUS Fund were negatively impacted by an increase in credit spreads resulting from mounting credit concerns, although this negative price impact was largely offset by the attractive yield premiums provided by these securities.

 .    Mortgages were positive for performance as these holdings benefited from both relatively high yield premiums and reduced new issuance.

 .    Inflation protected bonds and option strategies enhanced the overall return of the StocksPLUS Fund.

26 PIMCO Funds

PIMCO Municipal Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

High current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective.

Portfolio:

Primarily intermediate and long-term maturity municipal securities (exempt from federal income tax)

Duration:

7.3 years

Total Net Assets:

$56.2 million

States Breakdown:*

       [GRAPH]

California         15.9%
New Jersey         10.2%
New York            9.8%
Texas               7.1%
Colorado            7.0%
Utah                6.8%
Massachusetts       6.8%
Arizona             6.4%
Other States       30.0%

Quality Breakdown:*

       [GRAPH]

AAA                38.8%
AA                 16.7%
A                  18.9%
BBB                15.8%
BB                  9.8%

* % of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 2000

                                                                  Lipper General
                 Inst'l Class   Admin. Class   Lehman Brothers    Municipal
                 (Incep.        (Incep.        General Municipal  Debt Fund
                 12/31/1997)    9/30/1998)     Bond Index         Average
--------------------------------------------------------------------------------
6 Months            4.16%          4.03%           3.97%             3.39%
1 Year              5.78%          5.50%           6.18%             4.74%
Since Inception*    3.30%          1.35%            --                --

* Annualized

                                   [GRAPH]

                                                           Lehman Brothers
                                   Municipal              General Municipal
Month                              Bond Fund                  Bond Index

12/31/1997                         5,000,000                  5,000,000
01/31/1998                         5,058,771                  5,051,500
02/28/1998                         5,035,172                  5,053,016
03/31/1998                         5,039,379                  5,057,562
04/30/1998                         5,006,296                  5,034,805
05/31/1998                         5,105,540                  5,114,354
06/30/1998                         5,122,719                  5,134,299
07/31/1998                         5,128,447                  5,147,137
08/31/1998                         5,223,548                  5,226,915
09/30/1998                         5,293,484                  5,292,252
10/31/1998                         5,282,938                  5,292,252
11/30/1998                         5,296,412                  5,310,775
12/31/1998                         5,302,933                  5,324,053
01/31/1999                         5,373,214                  5,387,409
02/28/1999                         5,338,814                  5,363,705
03/31/1999                         5,343,842                  5,371,213
04/30/1999                         5,354,304                  5,384,642
05/31/1999                         5,314,853                  5,353,412
06/30/1999                         5,217,784                  5,276,322
07/31/1999                         5,228,509                  5,295,317
08/31/1999                         5,173,421                  5,252,953
09/30/1999                         5,166,761                  5,255,056
10/31/1999                         5,100,796                  5,198,299
11/30/1999                         5,153,694                  5,253,401
12/31/1999                         5,105,896                  5,214,003
01/31/2000                         5,076,823                  5,191,581
02/29/2000                         5,130,397                  5,251,804
03/31/2000                         5,247,153                  5,366,818
04/30/2000                         5,221,693                  5,335,153
05/31/2000                         5,198,809                  5,307,409
06/30/2000                         5,317,548                  5,448,053
07/31/2000                         5,383,204                  5,523,778
08/31/2000                         5,469,026                  5,608,845
09/30/2000                         5,465,577                  5,579,681

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 12/31/1997, the Fund's Institutional Class inception date, compared to the Lehman Brothers General Municipal Bond Index, an unmanaged market index. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 9/30/1998.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .   The Municipal Bond Fund Institutional Class shares outperformed its benchmark, the Lehman Brothers General Municipal Bond Index, for the six months ended September 30, 2000, returning 4.16% to 3.97% for the Index. In contrast, the return for the Lipper General Municipal Debt Fund Average was 3.39% for the same time period.

 .   The Fund's option-adjusted duration was 7.3 years at September 30, 2000, slightly under the benchmark's duration of 7.5 years.

 .   The AAA rated general obligation yield curve, considered to be the benchmark for the national municipal market, steepened from March 31 to September 30 as intermediate yields dropped from 0.20% to 0.30% while long-term yields fell by 0.05% to 0.10%.

 .   The Fund's duration was generally under that of the benchmark, which detracted from performance as yields fell generally throughout the past six months.

 .   Overweighting intermediate maturity bonds boosted returns as intermediate yields decreased more than long-maturity yields.

 .   Issue selection in discount and premium bonds aided performance as discount bonds benefited from a reduction in market discount tax exposures and call-protected higher coupon bonds experienced price appreciation without being subject to much greater call risks.

 .   The Fund's yield and performance were enhanced through an overweighting of higher quality revenue bonds, which have greater yields than general obligation and pre-refunded bonds.

 .   The Fund's 30-day SEC yield, after fees, was 4.87% at September 30, implying a tax-adjusted yield of 8.1% for a shareholder with a federal income tax rate of 39.6%.

                                                      2000 Semi-Annual Report 27

PIMCO Short Duration Municipal Income Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Seeks high current income exempt from federal income tax, consistent with preservation of capital

Portfolio:

Primarily short and intermediate maturity municipal securities (exempt from federal income tax)

Duration:

1.3 years

Total Net Assets:

$13.2 million

States Breakdown:*

[GRAPH]

Florida          13.2%
Texas            11.6%
Hawaii            9.4%
Georgia           7.7%
Missouri          6.3%
Colorado          5.4%
Kansas            5.5%
Other States     40.9%

Quality Breakdown:*

[GRAPH]

AAA              55.8%
AA               19.3%
A                11.7%
BBB              13.1%
Others            0.1%

*% of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 2000

             Inst'l Class        Lehman Brothers 1-Year   Lipper Short Municipal
             (Incep. 8/31/1999)  Municipal Bond Index     Debt Fund Average
--------------------------------------------------------------------------------
6 Months             2.65%               2.53%                   2.44%
1 Year               4.58%               4.31%                   3.81%
Since Inception*     4.52%                --                      --

* Annualized

                                   [GRAPH]

                         Short Duration              Lehman Brothers
                        Municipal Income            1-Year Municipal
Month                         Fund                     Bond Index

08/31/1999                  5,000,000                   5,000,000
09/30/1999                  5,015,118                   5,012,000
10/31/1999                  5,026,688                   5,023,025
11/30/1999                  5,043,155                   5,038,597
12/31/1999                  5,056,562                   5,042,629
01/31/2000                  5,077,025                   5,061,792
02/29/2000                  5,086,181                   5,076,977
03/31/2000                  5,109,575                   5,098,804
04/30/2000                  5,117,236                   5,111,043
05/31/2000                  5,126,760                   5,119,223
06/30/2000                  5,161,314                   5,161,199
07/31/2000                  5,188,759                   5,190,100
08/31/2000                  5,219,335                   5,216,569
09/30/2000                  5,245,011                   5,228,047

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 8/31/1999, the Fund's Institutional Class inception date compared to the Lehman Brothers 1-Year Municipal Bond Index, an unmanaged market index. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The primary objective of the Fund is to generate a level of tax-exempt income above that generally available in tax-exempt money market investments while attempting to preserve capital.

 .    The Fund returned 2.65% for the half-year ended September 30, 2000 versus
     2.53% for its benchmark, the Lehman Brothers 1-Year Municipal Bond Index.

 .    Short-term municipal yields (under one year) rose by up to 0.20%, following the lead of shorter-term Treasuries, as the Federal Reserve raised the fed funds rate by 1.0% during the first six months of calendar 2000.

 .    Notwithstanding increases in the fed funds and other money market yields, the Fund's NAV per share never fell below $9.95 and ended the half year at $10.04 per share.

 .    The Fund's duration was 1.3 years at September 30, 2000, which was marginally under the duration of 1.4 years for the benchmark.

 .    Although the Fund's below-benchmark duration should have aided returns as short-term municipal yields rose during the half-year period, a lower-than-benchmark duration during the municipal market rally of June and July lowered overall return performance.

 .    Selecting a modest barbelled maturity structure, consisting of a combination of under one-year and over two-year duration issues, improved returns through higher yields and greater price appreciation capture.

 .    The use of inflation-adjusted municipal issues, having low effective durations, improved performance due to above-benchmark price performance, resulting from the capture of relatively high inflation adjustments.

 .    The Fund's management maintained a high average credit quality (AA+) to limit any potential price depreciation resulting from widening yield premiums.

 .    The Fund's 30-day SEC yield, after fees, was 4.20% at September 30, resulting in a tax-adjusted yield of 7.0% under a federal income tax rate of 39.6%.

28 PIMCO Funds

PIMCO California Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.

Portfolio:

Primarily intermediate maturity municipal securities (exempt from federal and California income tax)

Duration:

5.6 years

Total Net Assets:

$100.5 million

States Breakdown:*

[GRAPH]

California        83.2%
Puerto Rico       12.1%
Virgin Islands     4.5%
Other              0.2%

Quality Breakdown:*

[GRAPH]

AAA               46.3%
AA                31.3%
A                 10.8%
BBB                8.0%
BB                 3.6%

*% of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------
TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 2000


                     Inst'l Class   Admin. Class   Lehman Brothers                Lipper California
                     (Incep.        (Incep.        Intermediate California        Intermediate Municipal
                     8/31/1999)     9/07/1999)     Insured Municipal Bond Index   Debt Fund Average
----------------------------------------------------------------------------------------------------
6 Months               4.66%          4.54%                  4.15%                      3.89%
1 Year                 7.21%          6.93%                  6.05%                      5.78%
Since Inception*       7.34%          6.94%                   --                         --

* Annualized

                                   [GRAPH]

                                                     Lehman Brothers
                  California Intermediate         Intermediate California
Month               Municipal Bond Fund         Insured Municipal Bond Index

08/31/1999               5,000,000                       5,000,000
09/30/1999               5,035,313                       5,031,999
10/31/1999               4,998,038                       4,998,789
11/30/1999               5,040,593                       5,039,779
12/31/1999               5,018,422                       4,993,413
01/31/2000               5,034,390                       5,021,873
02/29/2000               5,066,955                       5,049,494
03/31/2000               5,158,118                       5,123,722
04/30/2000               5,145,459                       5,084,783
05/31/2000               5,170,144                       5,098,512
06/30/2000               5,268,173                       5,213,226
07/31/2000               5,337,733                       5,284,647
08/31/2000               5,414,917                       5,367,088
09/30/2000               5,398,442                       5,336,498

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 8/31/1999, the Fund's Institutional Class inception date compared to the Lehman Brothers Intermediate California Insured Municipal Bond Index, an unmanaged market index. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax. The performance of the Administrative Class reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 9/07/1999.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .   The Fund's Institutional Class shares returned 4.66% for the six months ended September 30, 2000, outperforming its benchmark, the Lehman Brothers Intermediate California Insured Municipal Index, which returned 4.15%.
 .   The Fund's option-adjusted duration was 5.6 years at September 30, 2000, matching the benchmark's duration.
 .   The California general obligation yield curve steepened substantially from
    March 31 to September 30 as short-term (under one year) California yields increased by up to 0.40% while long-term California yields dropped by over 0.40%.
 .   Longer-term yields were driven downward by a decreased supply of California issues and ratings upgrades for the State of California general obligation issues to AA as rating agencies noted improved economic circumstances and fiscal conditions of state and local governments.
 .   The Fund's duration was maintained below the benchmark, lowering relative performance as intermediate and long-term maturity California yields dropped during the fiscal half-year.
 .   Overweighting longer-maturity California issues improved returns substantially as longer-term yields fell more in response to rating upgrades for the State of California and diminished supply.
 .   Allocations to discount and premium bonds boosted returns as longer-term discount bonds faced much lower market discount tax exposures due to the yield rally and higher coupon bonds experienced price appreciation without much greater call risk.
 .   Portfolio yield was enhanced through overweighting higher quality revenue bonds, which had greater risk-adjusted yields than general obligation and pre-refunded bonds.
 .   The average credit quality was maintained at AA with very small duration-weighted allocations to below-investment-grade or lower investment-grade (BBB) issues.
 .   The Fund's 30-day SEC yield, after fees, was 4.22% at September 30, implying a tax-adjusted yield of 7.7% for a shareholder with federal and California income tax rates of 39.6% and 9.3%, respectively.

                                                      2000 Semi-Annual Report 29

PIMCO California Municipal Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.

Portfolio:

Primarily intermediate to long-term maturity municipal securities (exempt from federal and California income tax)

Duration:

7.0 years

Total Net Assets:

$9.1 million

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

States Breakdown:*

[GRAPH]

California        68.6%
Puerto Rico       25.7%
Virgin Islands     4.5%
Other              1.2%

Quality Breakdown:*

[GRAPH]

AAA               77.1%
AA                 4.1%
A                  5.8%
BBB                4.5%
BB                 8.5%

*% of Total Investments as of September 30, 2000

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. The Fund commenced operations on 5/16/2000. The total return performance since inception was 5.77%. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Fund's primary investment objective is to seek high current income that is exempt from both federal and California income taxes. Capital appreciation is a secondary objective.
 .    The Fund's inception date was May 16, 2000.
 .    The benchmark, the Lehman California Insured Municipal Index, had a
     duration of 8.8 years as of September 30, 2000.
 .    California represented the best performing state municipal market as measured by Lehman Brothers for the three-month period ended September 30, 2000, with the Lehman California Insured Municipal Index returning 3.26% versus 2.42% for the national Lehman Municipal Bond Index.
 .    The California market performance was driven by a decreased supply of
     California issues, ratings upgrades for the State of California and heavy retail demand in the face of a strong local economy and cooling stock markets.
 .    The Fund's management will attempt to enhance yield through allocations to higher rated revenue bonds that have attractive risk-adjusted yields.
 .    The average credit quality was an AA+ at September 30 with limited allocations to lower investment-grade (BBB) or below-investment-grade issues.
 .    The Fund's 30-day SEC yield, after fees, was 4.74% at September 30, implying a tax-adjusted yield of 8.7% for a shareholder having marginal federal and California income tax rates of 39.6% and 9.3%, respectively.

30 PIMCO Funds

PIMCO New York Municipal Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Seeks high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective.

Portfolio:

Primarily intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)

Duration:

4.5 years

Total Net Assets:

$3.2 million

States Breakdown:*

     [GRAPH]

New York       98.6%
   Other        1.4%

Quality Breakdown:*

     [GRAPH]

AAA            70.5%
AA             14.0%
A              10.8%
BBB             4.7%

* % of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 2000

                                  Lehman Brothers
                   Inst'l Class   New York Insured   Lehman Brothers               Lipper New York
                   (Incep.        Municipal Bond     Intermediate New York         Intermediate Municipal
                   8/31/1999)     Index              Insured Municipal Bond Index  Debt Fund Average
---------------------------------------------------------------------------------------------------------
6 Months              4.96%           4.29%                  4.22%                    3.58%
1 Year                6.57%           6.79%                  5.79%                    5.22%
Since Inception*      6.44%            --                     --                       --

* Annualized

                                   [GRAPH]

                                      Lehman Brothers         Lehman Brothers
                                      New York Insured     Intermediate New York
                      New York         Municipal Bond        Insured Municipal
Month            Municipal Bond Fund       Index                Bond Index

08/31/1999            5,000,000          5,000,000               5,000,000
09/30/1999            5,019,710          4,993,502               5,015,500
10/31/1999            4,980,249          4,924,089               4,991,426
11/30/1999            5,025,490          4,993,028               5,030,857
12/31/1999            5,006,999          4,941,600               5,009,727
01/31/2000            4,983,454          4,912,940               4,991,693
02/29/2000            5,015,826          4,986,631               5,018,647
03/31/2000            5,096,773          5,113,293               5,091,418
04/30/2000            5,067,630          5,064,206               5,073,089
05/31/2000            5,050,517          5,039,895               5,057,871
06/30/2000            5,174,063          5,203,693               5,181,281
07/31/2000            5,232,730          5,272,379               5,249,674
08/31/2000            5,340,170          5,365,700               5,325,796
09/30/2000            5,349,497          5,332,434               5,306,090

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 8/31/1999, the Fund's Institutional Class inception date compared to the Lehman Brothers New York Insured Municipal Bond Index and the Lehman Brothers Intermediate New York Insured Municipal Bond Index, each an unmanaged market index. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax. We will no longer compare the Fund to the Lehman Brothers Intermediate New York Insured Municipal Bond Index since the Lehman Brothers Intermediate New York Insured Municipal Bond Index is not a comparable New York Municipal index.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .   The Fund's primary investment objective is to seek high current income that is exempt from both federal and New York income taxes. Capital appreciation is a secondary objective.

 .   The Fund returned 4.96% for the six-month period ended September 30, 2000.
    The Lehman New York Insured Municipal Index returned 4.29% for the period of March 31 to September 30, slightly above the return of 3.97% for the national Lehman Municipal Bond Index.

 .   The Fund's benchmark changed as of June 1 from the Lehman Brothers New York
    Tax- Exempt Intermediate Index to the Lehman New York Insured Municipal
    Index.

 .   Reflecting the influence of retail buyers, intermediate New York yields dropped more (up to 0.25%) than longer-term New York yields (0.05%) as retail buyers concentrated their demand in intermediate maturity issues.

 .   The Fund's duration generally was below that of the benchmark, which detracted from relative performance as New York intermediate and long-maturity yields fell during the March to September half-year period.

 .   Overweighting intermediate-maturity New York issues boosted returns as intermediate-term yields decreased more due to strong retail demand.

 .   Portfolio yield was enhanced through the use of non-insured, higher quality revenue and local general obligation bonds.

 .   The average credit quality was maintained at AAA with very small duration-weighted allocations to lower investment-grade (BBB) issues and no below-investment-grade holdings.

                                                      2000 Semi-Annual Report 31

Financial Highlights - Institutional Classes

                                                   Net Asset                  Net Realized/   Total       Dividends    Dividends in
                                                   Value                      Unrealized      Income from from Net     Excess of Net
                                                   Beginning   Net Investment Gain (Loss) on  Investment  Investment   Investment
Selected Per Share Data for the Year or Period     of Period   Income (Loss)  Investments     Operations  Income       Income
Ended:                                             ---------   -------------- --------------  ----------- ----------   -------------

Total Return Fund
   Institutional Class
   09/30/2000 (b)                                 $    9.96     $  0.33 (a)   $  0.13 (a)     $    0.46    $  (0.33)    $    0.00
   03/31/2000                                         10.36        0.63 (a)     (0.40)(a)          0.23       (0.60)        (0.03)
   03/31/1999                                         10.62        0.63 (a)      0.16 (a)          0.79       (0.63)         0.00
   03/31/1998                                         10.27        0.64 (a)      0.62 (a)          1.26       (0.62)        (0.02)
   03/31/1997                                         10.29        0.68         (0.02)             0.66       (0.66)        (0.02)
   03/31/1996                                         10.02        0.81          0.29              1.10       (0.61)        (0.10)
   Administrative Class
   09/30/2000 (b)                                      9.96        0.32 (a)      0.13 (a)          0.45       (0.32)         0.00
   03/31/2000                                         10.36        0.61 (a)     (0.41)(a)          0.20       (0.58)        (0.02)
   03/31/1999                                         10.62        0.61 (a)      0.16 (a)          0.77       (0.61)         0.00
   03/31/1998                                         10.27        0.61 (a)      0.63 (a)          1.24       (0.60)        (0.02)
   03/31/1997                                         10.29        0.66 (a)     (0.02)(a)          0.64       (0.64)        (0.02)
   03/31/1996                                         10.01        0.80          0.29              1.09       (0.60)        (0.09)

Total Return Fund II
   Institutional Class
   09/30/2000 (b)                                 $    9.67     $  0.31 (a)   $  0.15 (a)     $    0.46    $  (0.31)    $    0.00
   03/31/2000                                         10.11        0.58 (a)     (0.44)(a)          0.14       (0.58)         0.00
   03/31/1999                                         10.26        0.59 (a)      0.17 (a)          0.76       (0.59)         0.00
   03/31/1998                                          9.85        0.63 (a)      0.52 (a)          1.15       (0.60)        (0.03)
   03/31/1997                                          9.89        0.61         (0.02)             0.59       (0.62)        (0.01)
   11/01/1995 - 03/31/1996                            10.21        0.25         (0.17)             0.08       (0.26)         0.00
   Administrative Class
   09/30/2000 (b)                                      9.67        0.29 (a)      0.16 (a)          0.45       (0.30)         0.00
   03/31/2000                                         10.11        0.55 (a)     (0.44)(a)          0.11       (0.55)         0.00
   03/31/1999                                         10.26        0.56 (a)      0.17 (a)          0.73       (0.56)         0.00
   03/31/1998                                          9.85        0.60 (a)      0.52 (a)          1.12       (0.57)        (0.03)
   03/31/1997                                          9.89        0.59         (0.02)             0.57       (0.60)        (0.01)
   11/01/1995 - 03/31/1996                            10.22        0.24         (0.17)             0.07       (0.26)         0.00

Total Return Fund III
   Institutional Class
   09/30/2000 (b)                                 $    8.74     $  0.29 (a)   $  0.08 (a)     $    0.37    $  (0.29)     $   0.00
   03/31/2000                                          9.27        0.55 (a)     (0.53)(a)          0.02       (0.54)        (0.01)
   03/31/1999                                          9.55        0.57 (a)      0.20 (a)          0.77       (0.56)         0.00
   03/31/1998                                          9.15        0.57 (a)      0.56 (a)          1.13       (0.54)        (0.03)
   03/31/1997                                          9.13        0.55          0.05              0.60       (0.55)        (0.02)
   03/31/1996                                          8.99        0.72          0.17              0.89       (0.54)        (0.09)
   Administrative Class
   09/30/2000 (b)                                      8.74        0.27 (a)      0.09 (a)          0.36       (0.28)         0.00
   03/31/2000                                          9.27        0.54 (a)     (0.54)(a)          0.00       (0.52)        (0.01)
   03/31/1999                                          9.55        0.55 (a)      0.20 (a)          0.75       (0.54)         0.00
   04/11/1997 - 03/31/1998                             9.12        0.54 (a)      0.58 (a)          1.12       (0.50)        (0.03)

Moderate Duration Fund
   Institutional Class
   09/30/2000 (b)                                 $    9.52     $  0.31 (a)   $  0.18 (a)     $    0.49    $  (0.31)    $    0.00
   03/31/2000                                          9.94        0.60 (a)     (0.42)(a)          0.18       (0.58)        (0.02)
   03/31/1999                                         10.14        0.60 (a)      0.07 (a)          0.67       (0.60)         0.00
   03/31/1998                                          9.83        0.38 (a)      0.56 (a)          0.94       (0.60)         0.00
   12/31/1996 - 03/31/1997                            10.00        0.15         (0.17)            (0.02)      (0.15)         0.00

+ Annualized
(a)Per share amounts based on average number of shares outstanding during the period.
(b)Unaudtied
(c)Ratio of expenses to average net assets excluding interest expense is 0.68%.
(d)Ratio of expenses to average net assets excluding interest expense is 0.43%.

32     PIMCO Funds See accompanying notes


Distributions   Distributions                                                                                  Ratio of
from Net        in Excess of Net    Tax Basis                   Net Asset                                      Expenses to
Realized        Realized Capital    Return of    Total          Value End                   Net Assets End     Average Net
Capital Gains   Gains               Capital      Distributions  of Period    Total Return   of Period (000s)   Assets
-------------   ----------------    ---------    -------------  ---------    ------------   ----------------   -----------
$    0.00       $      0.00         $    0.00     $  (0.33)     $    10.09      4.75%        $27,871,145         0.48%+
     0.00              0.00              0.00        (0.63)           9.96      2.33          24,900,321         0.54 (d)
    (0.24)            (0.18)             0.00        (1.05)          10.36      7.60          21,711,396         0.43
    (0.27)             0.00              0.00        (0.91)          10.62     12.63          16,484,119         0.43
     0.00              0.00              0.00        (0.68)          10.27      6.60          12,528,536         0.43
    (0.12)             0.00              0.00        (0.83)          10.29     11.14          10,247,605         0.42

     0.00              0.00              0.00        (0.32)          10.09      4.62           3,808,824         0.73+
     0.00              0.00              0.00        (0.60)           9.96      2.07           3,233,785         0.79 (c)
    (0.24)            (0.18)             0.00        (1.03)          10.36      7.33           1,972,984         0.68
    (0.27)             0.00              0.00        (0.89)          10.62     12.36             481,730         0.68
     0.00              0.00              0.00        (0.66)          10.27      6.34             151,194         0.68
    (0.12)             0.00              0.00        (0.81)          10.29     10.99             104,618         0.68



$    0.00       $      0.00         $    0.00     $  (0.31)     $     9.82      4.81%        $ 1,512,326         0.50%+
     0.00              0.00              0.00        (0.58)           9.67      1.46           1,263,556         0.50
    (0.18)            (0.14)             0.00        (0.91)          10.11      7.46             986,690         0.50
    (0.11)             0.00              0.00        (0.74)          10.26     11.99             574,587         0.50
     0.00              0.00              0.00        (0.63)           9.85      6.15             478,451         0.50
    (0.09)            (0.05)             0.00        (0.40)           9.89      0.78             455,583         0.51+

     0.00              0.00              0.00        (0.30)           9.82      4.68              42,930         0.75+
     0.00              0.00              0.00        (0.55)           9.67      1.20              56,755         0.75
    (0.18)            (0.14)             0.00        (0.88)          10.11      7.19              54,736         0.75
    (0.11)             0.00              0.00        (0.71)          10.26     11.71              15,172         0.75
     0.00              0.00              0.00        (0.61)           9.85      5.88               5,304         0.75
    (0.09)            (0.05)             0.00        (0.40)           9.89      0.57               3,320         0.76+



$    0.00       $      0.00         $    0.00     $  (0.29)     $     8.82      4.27%        $   809,356         0.50%+
     0.00              0.00              0.00        (0.55)           8.74      0.33             635,592         0.50
    (0.24)            (0.25)             0.00        (1.05)           9.27      8.20             488,243         0.50
    (0.16)             0.00              0.00        (0.73)           9.55     12.62             365,249         0.51
     0.00             (0.01)             0.00        (0.58)           9.15      6.76             193,297         0.51
    (0.12)             0.00              0.00        (0.75)           9.13     10.06             142,223         0.50

     0.00              0.00              0.00        (0.28)           8.82      4.14              10,571         0.75+
     0.00              0.00              0.00        (0.53)           8.74      0.08              10,144         0.75
    (0.24)            (0.25)             0.00        (1.03)           9.27      7.93               1,867         0.75
    (0.16)             0.00              0.00        (0.69)           9.55     12.46                 178         0.76+



$    0.00       $      0.00         $    0.00     $  (0.31)     $     9.70      5.27%        $   444,493         0.45%+
     0.00              0.00              0.00        (0.60)           9.52      1.86             387,126         0.47
    (0.11)            (0.16)             0.00        (0.87)           9.94      6.70             317,400         0.45
    (0.03)             0.00              0.00        (0.63)          10.14      9.80             239,152         0.45
     0.00              0.00              0.00        (0.15)           9.83     (0.25)             13,458         0.44+

Ratio of Net
Investment
Income (Loss)
to Average Net   Portfolio
Assets           Turnover Rate
--------------   -------------
   6.67%+          186%
   6.25            223
   5.91            154
   6.06            206
   6.60            173
   6.85            221

   6.40+           186
   6.01            223
   5.52            154
   5.74            206
   6.35            173
   6.64            221



   6.30%+          227%
   5.89            142
   5.65            213
   6.15            361
   6.38            293
   6.36+            73

   6.05+           227
   5.56            142
   5.33            213
   5.86            361
   6.13            293
   6.06+            73



   6.51%+          158%
   6.21            186
   5.85            216
   5.99            183
   6.21             90
   6.82            177

   6.08+           158
   6.11            186
   5.59            216
   5.85+           183



   6.55%+          123%
   6.16            129
   5.94            169
   3.75             96
   6.01+            49


                           2000 Semi-Annual Report See accompanying notes     33



                                                                              Net Realized/
                                                   Net Asset                  Unrealized      Total        Dividends   Dividends in
                                                   Value        Net           Investment      Income from  from Net    Excess of Net
                                                   Beginning    Investment    Gain (Loss) on  Investment   Investment  Investment
Selected Per Share Data for the Year or Period     of Period    Income (Loss) Investments     Operations   Income      Income
Ended:                                             ---------    ------------- --------------  ----------   ----------  -------------

Low Duration Fund
   Institutional Class
   09/30/2000 (b)                                  $     9.81   $  0.34 (a)   $  0.05 (a)     $    0.39    $  (0.34)    $    0.00
   03/31/2000                                           10.10      0.64 (a)     (0.29)(a)          0.35       (0.63)        (0.01)
   03/31/1999                                           10.18      0.65 (a)     (0.02)(a)          0.63       (0.65)         0.00
   03/31/1998                                            9.98      0.65 (a)      0.23 (a)          0.88       (0.63)        (0.02)
   03/31/1997                                            9.95      0.64          0.03              0.67       (0.63)        (0.01)
   03/31/1996                                            9.76      0.66          0.21              0.87       (0.68)         0.00
   Administrative Class
   09/30/2000 (b)                                        9.81      0.30 (a)      0.08 (a)          0.38       (0.33)         0.00
   03/31/2000                                           10.10      0.61 (a)     (0.29)(a)          0.32       (0.60)        (0.01)
   03/31/1999                                           10.18      0.62 (a)     (0.02)(a)          0.60       (0.62)         0.00
   03/31/1998                                            9.98      0.63 (a)      0.22 (a)          0.85       (0.60)        (0.02)
   03/31/1997                                            9.95      0.62          0.03              0.65       (0.60)        (0.02)
   03/31/1996                                            9.76      0.63          0.21              0.84       (0.65)         0.00

Low Duration Fund II
   Institutional Class
   09/30/2000 (b)                                  $     9.69   $  0.31 (a)   $  0.09 (a)     $    0.40    $  (0.31)    $    0.00
   03/31/2000                                            9.95      0.58 (a)     (0.27)(a)          0.31       (0.57)         0.00
   03/31/1999                                           10.00      0.58 (a)      0.00 (a)          0.58       (0.58)         0.00
   03/31/1998                                            9.81      0.22 (a)      0.59 (a)          0.81       (0.56)        (0.04)
   03/31/1997                                            9.82      0.62         (0.03)             0.59       (0.58)        (0.02)
   03/31/1996                                            9.77      0.66          0.04              0.70       (0.60)        (0.03)
   Administrative Class
   09/30/2000 (b)                                        9.69      0.28 (a)      0.10 (a)          0.38       (0.29)         0.00
   03/31/2000                                            9.95      0.52 (a)     (0.23)(a)          0.29       (0.55)         0.00
   03/31/1999                                           10.00      0.56 (a)      0.00 (a)          0.56       (0.56)         0.00
   02/02/1998 - 03/31/1998                              10.03      0.14 (a)     (0.08)(a)          0.06       (0.08)        (0.01)

Low Duration Fund III
   Institutional Class
   09/30/2000 (b)                                  $     9.66   $  0.32 (a)   $  0.10 (a)     $    0.42    $  (0.32)    $    0.00
   03/31/2000                                            9.98      0.61 (a)     (0.32)(a)          0.29       (0.61)         0.00
   03/31/1999                                           10.05      0.60 (a)      0.00 (a)          0.60       (0.60)         0.00
   03/31/1998                                            9.91      0.53 (a)      0.24 (a)          0.77       (0.60)         0.00
   12/31/1996 - 03/31/1997                              10.00      0.15         (0.09)             0.06       (0.15)         0.00
   Administrative Class
   09/30/2000 (b)                                        9.66      0.33 (a)      0.08 (a)          0.41       (0.31)         0.00
   03/31/2000                                            9.98      0.57 (a)     (0.31)             0.26       (0.58)         0.00
   03/19/1999 - 03/31/1999                               9.97      0.02          0.01              0.03       (0.02)         0.00

Short-Term Fund
   Institutional Class
   09/30/2000 (b)                                  $     9.95   $  0.32 (a)   $  0.02 (a)     $    0.34    $  (0.32)    $     0.00
   03/31/2000                                           10.03      0.59 (a)     (0.08)(a)          0.51       (0.59)          0.00
   03/31/1999                                           10.06      0.57 (a)     (0.02)(a)          0.55       (0.57)          0.00
   03/31/1998                                           10.00      0.62 (a)      0.06 (a)          0.68       (0.60)         (0.01)
   03/31/1997                                            9.92      0.61          0.08              0.69       (0.59)         (0.02)
   03/31/1996                                            9.79      0.69          0.12              0.81       (0.65)         (0.03)
   Administrative Class
   09/30/2000 (b)                                        9.95      0.30 (a)      0.03 (a)          0.33       (0.31)          0.00
   03/31/2000                                           10.03      0.57 (a)     (0.09)(a)          0.48       (0.56)          0.00
   03/31/1999                                           10.06      0.54 (a)     (0.02)(a)          0.52       (0.54)          0.00
   03/31/1998                                           10.00      0.59 (a)      0.07 (a)          0.66       (0.58)         (0.01)
   03/31/1997                                            9.92      0.58          0.08              0.66       (0.57)         (0.01)
   02/01/1996 - 03/31/1996                               9.98      0.11         (0.07)             0.04       (0.10)          0.00

+ Annualized
(a)Per share amounts based on average number of shares outstanding during the period.
(b)Unaudtied
(c)Ratio of expenses to average net assets excluding interest expense is 0.75%.
(d)Ratio of expenses to average net assets excluding interest expense is 0.45%.
(e)Ratio of expenses to average net assets excluding interest expense is 0.70%.
(f)Ratio of expenses to average net assets excluding interest expense is 0.50%.
(g)Ratio of expenses to average net assets excluding interest expense is 0.68%.
(h)Ratio of expenses to average net assets excluding interest expense is 0.43%.

34     PIMCO Funds See accompanying notes


Distributions   Distributions                                                                                Ratio of
from Net        in Excess of       Tax Basis                  Net Asset                                      Expenses to
Realized        Net Realized       Return of   Total          Value End                    Net Assets End    Average Net
Capital Gains   Capital Gains      Capital     Distributions  of Period     Total Return   of Period (000s)  Assets
-------------   ----------------   ---------   -------------  ---------     ------------   --------------    -----------
 $   0.00       $     0.00        $    0.00    $  (0.34)      $    9.86         4.04%      $ 3,634,307         0.44%+
     0.00             0.00             0.00       (0.64)           9.81         3.56         3,440,455         0.51 (h)
    (0.01)           (0.05)            0.00       (0.71)          10.10         6.35         3,367,438         0.43
    (0.03)            0.00             0.00       (0.68)          10.18         9.00         2,759,531         0.43
     0.00             0.00             0.00       (0.64)           9.98         6.97         2,797,001         0.43
     0.00             0.00             0.00       (0.68)           9.95         9.13         2,677,574         0.42

     0.00             0.00             0.00       (0.33)           9.86         3.91           135,230         0.69+
     0.00             0.00             0.00       (0.61)           9.81         3.30           118,874         0.75 (g)
    (0.01)           (0.05)            0.00       (0.68)          10.10         6.09           128,212         0.68
    (0.03)            0.00             0.00       (0.65)          10.18         8.73            46,186         0.68
     0.00             0.00             0.00       (0.62)           9.98         6.71            23,564         0.68
     0.00             0.00             0.00       (0.65)           9.95         8.83             2,536         0.69



 $   0.00       $     0.00        $    0.00    $  (0.31)      $    9.78         4.14%      $   703,205         0.50%+(f)
     0.00             0.00             0.00       (0.57)           9.69         3.28           467,997         0.57 (f)
     0.00            (0.05)            0.00       (0.63)           9.95         5.89           414,463         0.57 (f)
    (0.02)            0.00             0.00       (0.62)          10.00         8.29           401,204         0.50
     0.00             0.00             0.00       (0.60)           9.81         6.33           339,375         0.51
     0.00             0.00            (0.02)      (0.65)           9.82         7.30           253,299         0.48

     0.00             0.00             0.00       (0.29)           9.78         3.97                32         0.75+
     0.00             0.00             0.00       (0.55)           9.69         3.01                71         1.17 (c)
     0.00            (0.05)            0.00       (0.61)           9.95         5.63            22,594         0.85 (c)
     0.00             0.00             0.00       (0.09)          10.00         0.58                56         0.75+



 $   0.00       $     0.00        $    0.00    $  (0.32)      $    9.76         4.46%      $    36,738         0.50%+
     0.00             0.00             0.00       (0.61)           9.66         2.98            32,349         0.55 (f)
     0.00            (0.07)            0.00       (0.67)           9.98         6.10            26,549         0.50
    (0.03)            0.00             0.00       (0.63)          10.05         7.93            23,896         0.50
     0.00             0.00             0.00       (0.15)           9.91         0.58            10,056         0.49+

     0.00             0.00             0.00       (0.31)           9.76         4.34                10         0.75+
     0.00             0.00             0.00       (0.58)           9.66         2.71                10         0.82 (c)
     0.00             0.00             0.00       (0.02)           9.98         0.15                 6         0.75



 $   0.00       $     0.00        $    0.00    $  (0.32)      $    9.97         3.44%      $   574,392         0.83%+(d)
     0.00             0.00             0.00       (0.59)           9.95         5.19           589,203         0.64 (d)
     0.00            (0.01)            0.00       (0.58)          10.03         5.63           495,752         0.45
    (0.01)            0.00             0.00       (0.62)          10.06         7.06           172,846         0.45
     0.00             0.00             0.00       (0.61)          10.00         7.12           156,515         0.47
     0.00             0.00             0.00       (0.68)           9.92         8.49           101,797         0.58

     0.00             0.00             0.00       (0.31)           9.97         3.31             4,054         1.04+(e)
     0.00             0.00             0.00       (0.56)           9.95         4.91            15,137         0.89 (e)
     0.00            (0.01)            0.00       (0.55)          10.03         5.39             3,769         0.70
    (0.01)            0.00             0.00       (0.60)          10.06         6.80             5,147         0.70
     0.00             0.00             0.00       (0.58)          10.00         6.86             4,513         0.72
     0.00             0.00             0.00       (0.10)           9.92         0.41             3,999         0.52+

Ratio of Net
Investment
Income (Loss)
to Average Net   Portfolio
Assets           Turnover Rate
--------------   -------------
    6.95%+          107%
    6.40             82
    6.36            245
    6.39            309
    6.46            240
    6.88            209

    6.07+           107
    6.13             82
    6.09            245
    6.16            309
    6.21            240
    6.73            209



    6.26%+          101%
    5.88            117
    5.79            322
    5.98            335
    6.31            237
    6.61            225

    5.79+           101
    5.30            117
    5.47            322
    8.53+           335



    6.65%+           85%
    6.20             87
    5.94            167
    5.98            307
    6.00+           155

    6.79+            85
    5.79             87
    6.42            167



    6.35%+           62%
    5.88             38
    5.66             47
    6.12             48
    6.12             77
    6.86            215

    5.91+            62
    5.67             38
    5.37             47
    5.86             48
    5.87             77
    4.44+           215

                           2000 Semi-Annual Report See accompanying notes     35

                                                   Net Asset                   Net Realized/  Total        Dividends   Dividends in
                                                   Value                       Unrealized     Income from  from Net    Excess of Net
                                                   Beginning   Net Investment  Gain (Loss)on  Investment   Investment  Investment
Selected Per Share Data for the Year or Period     of Period   Income (Loss)   Investments    Operations   Income      Income
Ended:                                             ---------   --------------  -------------  -----------  ----------  -------------


Money Market Fund
   Institutional Class

   09/30/2000 (b)                                  $    1.00     $  0.03 (a)     $ 0.00 (a)   $    0.03    $  (0.03)    $     0.00
   03/31/2000                                           1.00        0.05 (a)       0.00 (a)        0.05       (0.05)          0.00
   03/31/1999                                           1.00        0.05 (a)       0.00 (a)        0.05       (0.05)          0.00
   03/31/1998                                           1.00        0.05 (a)       0.00 (a)        0.05       (0.05)          0.00
   03/31/1997                                           1.00        0.05           0.00            0.05       (0.05)          0.00
   11/01/1995 - 03/31/1996                              1.00        0.02           0.00            0.02       (0.02)          0.00
   Administrative Class
   09/30/2000 (b)                                       1.00        0.03 (a)       0.00 (a)        0.03       (0.03)          0.00
   03/31/2000                                           1.00        0.05 (a)       0.00 (a)        0.05       (0.05)          0.00
   03/31/1999                                           1.00        0.05 (a)       0.00 (a)        0.05       (0.05)          0.00
   03/31/1998                                           1.00        0.05 (a)       0.00 (a)        0.05       (0.05)          0.00
   03/31/1997                                           1.00        0.05           0.00            0.05       (0.05)          0.00
   11/01/1995 - 03/31/1996                              1.00        0.02           0.00            0.02       (0.02)          0.00

Long-Term U.S. Government Fund
   Institutional Class
   09/30/2000 (b)                                  $    9.79     $  0.31 (a)     $ 0.16 (a)   $    0.47    $  (0.31)    $     0.00
   03/31/2000                                          10.30        0.61 (a)      (0.50)(a)        0.11       (0.62)          0.00
   03/31/1999                                          10.57        0.63 (a)       0.20 (a)        0.83       (0.64)          0.00
   03/31/1998                                           9.39        0.52 (a)       1.34 (a)        1.86       (0.62)          0.00
   03/31/1997                                           9.96        0.79          (0.35)           0.44       (0.68)          0.00
   03/31/1996                                           9.85        0.83           0.66            1.49       (0.68)         (0.04)
   Administrative Class
   09/30/2000 (b)                                       9.79        0.30 (a)       0.16 (a)        0.46       (0.30)          0.00
   03/31/2000                                          10.30        0.57 (a)      (0.49)(a)       (0.08)      (0.59)          0.00
   03/31/1999                                          10.57        0.60 (a)       0.20 (a)        0.80       (0.61)          0.00
   09/23/1997 - 03/31/1998                             10.17        0.26 (a)       0.51 (a)        0.77       (0.31)          0.00

Investment Grade Corporate Bond Fund
   Institutional Class
   04/28/2000 - 09/30/2000 (b)                     $   10.00     $  0.33 (a)     $ 0.24 (a)   $    0.57    $  (0.31)    $     0.00

High Yield Fund
   Institutional Class
   09/30/2000 (b)                                  $   10.22     $  0.46 (a)     $(0.10)(a)   $    0.36    $  (0.46)    $     0.00
   03/31/2000                                          11.23        0.94 (a)      (1.01)(a)       (0.07)      (0.93)         (0.01)
   03/31/1999                                          11.66        0.95 (a)      (0.43)(a)        0.52       (0.94)         (0.01)
   03/31/1998                                          11.10        0.98 (a)       0.65 (a)        1.63       (0.98)          0.00
   03/31/1997                                          10.94        0.92           0.34            1.26       (0.97)          0.00
   03/31/1996                                          10.42        1.04           0.54            1.58       (1.01)          0.00
   Administrative Class
   09/30/2000 (b)                                      10.22        0.45 (a)      (0.10)(a)        0.35       (0.45)          0.00
   03/31/2000                                          11.23        0.91 (a)      (1.01)(a)       (0.10)      (0.90)         (0.01)
   03/31/1999                                          11.66        0.93 (a)      (0.43)(a)        0.50       (0.92)         (0.01)
   03/31/1998                                          11.10        0.95 (a)       0.65 (a)        1.60       (0.95)          0.00
   03/31/1997                                          10.94        0.85 (a)       0.38 (a)        1.23       (0.94)          0.00
   03/31/1996                                          10.41        1.02 (a)       0.54 (a)        1.56       (0.98)          0.00

Total Return Mortgage Fund
   Institutional Class
   09/30/2000 (b)                                  $    9.97     $  0.31 (a)     $ 0.21 (a)   $    0.52    $  (0.31)    $     0.00
   03/31/2000                                          10.19        0.59 (a)      (0.21)(a)        0.38       (0.59)          0.00
   03/31/1999                                          10.24        0.58 (a)       0.05 (a)        0.63       (0.58)          0.00
   07/31/1997 - 03/31/1998                             10.00        0.41 (a)       0.30 (a)        0.71       (0.46)          0.00

GNMA Fund
Institutional Class
   09/30/2000 (b)                                  $    9.89     $  0.31 (a)     $ 0.03 (a)   $    0.34    $  (0.31)    $     0.00
   03/31/2000                                          10.01        0.62 (a)      (0.12)(a)        0.50       (0.62)          0.00
   03/31/1999                                          10.13        0.64 (a)      (0.08)(a)        0.56       (0.64)          0.00
   07/31/1997 - 03/31/1998                             10.00        0.43 (a)       0.14 (a)        0.57       (0.42)          0.00

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited
(c) Ratio of expenses to average net assets excluding interest expense is 0.76%.
(d) Ratio of expenses to average net assets excluding interest expense is 0.51%.

36     PIMCO Funds See accompanying notes

Distributions  Distributions                                                                            Ratio of
from Net       in Excess of Net   Tax Basis                 Net Asset                                   Expenses to
Realized       Realized Capital   Return of  Total          Value End                 Net Assets End    Average Net
Capital Gains  Gains              Capital    Distributions  of Period   Total Return  of Period (000s)  Assets
-------------  ----------------   ---------  -------------  ---------   ------------  ----------------  ---------------
$    0.00     $     0.00         $    0.00    $  (0.03)    $     1.00        3.08%    $  198,757             0.36%+
     0.00           0.00              0.00       (0.05)          1.00        5.21        305,016             0.35
     0.00           0.00              0.00       (0.05)          1.00        5.14        322,290             0.35
     0.00           0.00              0.00       (0.05)          1.00        5.40         55,335             0.35
     0.00           0.00              0.00       (0.05)          1.00        5.19         23,497             0.40
     0.00           0.00              0.00       (0.02)          1.00        2.58         25,935             0.33+

     0.00           0.00              0.00       (0.03)          1.00        2.96          8,518             0.61+
     0.00           0.00              0.00       (0.05)          1.00        4.96          9,791             0.60
     0.00           0.00              0.00       (0.05)          1.00        4.93          9,273             0.60
     0.00           0.00              0.00       (0.05)          1.00        5.12            749             0.60
     0.00           0.00              0.00       (0.05)          1.00        4.94             12             0.66
     0.00           0.00              0.00       (0.02)          1.00        2.47             10             0.61+



$    0.00     $     0.00         $    0.00    $  (0.31)    $     9.95        4.89%    $  223,420             0.50%+
     0.00           0.00              0.00       (0.62)          9.79        1.26        217,410             0.57 (f)
     0.00          (0.46)             0.00       (1.10)         10.30        7.76        170,847             0.89 (f)
    (0.06)          0.00              0.00       (0.68)         10.57       20.23         48,547             0.51
     0.00          (0.33)             0.00       (1.01)          9.39        4.48         19,995             0.63
    (0.50)         (0.16)             0.00       (1.38)          9.96       14.83         32,511             0.56

     0.00           0.00              0.00       (0.30)          9.95        4.76         41,901             0.75+
     0.00           0.00              0.00       (0.59)          9.79        1.01         39,808             0.82 (e)
     0.00          (0.46)             0.00       (1.07)         10.30        7.46         11,383             1.15 (c)
    (0.06)          0.00              0.00       (0.37)         10.57        7.60          4,957             0.76+



$    0.00     $     0.00         $    0.00    $  (0.31)    $    10.26        5.95%    $    5,300             0.50%+



$    0.00     $     0.00         $    0.00    $  (0.46)    $    10.12        3.61%    $1,787,988             0.50%+
     0.00           0.00              0.00       (0.94)         10.22       (0.74)     1,960,171             0.50
     0.00           0.00              0.00       (0.95)         11.23        4.73      2,162,868             0.50
     0.00          (0.09)             0.00       (1.07)         11.66       15.26      1,628,930             0.50
    (0.13)          0.00              0.00       (1.10)         11.10       12.04        744,498             0.50
    (0.05)          0.00              0.00       (1.06)         10.94       15.70        536,983             0.47

     0.00           0.00              0.00       (0.45)         10.12        3.49        427,739             0.75+
     0.00           0.00              0.00       (0.91)         10.22       (0.99)       354,296             0.75
     0.00           0.00              0.00       (0.93)         11.23        4.49        238,792             0.75
     0.00          (0.09)             0.00       (1.04)         11.66       14.98         69,937             0.75
    (0.13)          0.00              0.00       (1.07)         11.10       11.76         10,428             0.76
    (0.05)          0.00              0.00       (1.03)         10.94       15.54          1,007             0.80



$    0.00    $      0.00         $    0.00    $  (0.31)    $    10.18        5.27%    $   15,888             0.50%+
     0.00          (0.01)             0.00       (0.60)          9.97        3.91          3,971             0.50
    (0.03)         (0.07)             0.00       (0.68)         10.19        6.27          4,128             0.50
    (0.01)          0.00              0.00       (0.47)         10.24        6.69          3,588             0.52+



$    0.00    $      0.00         $    0.00    $  (0.31)    $     9.92        3.51%    $    7,990             0.50%+
     0.00           0.00              0.00       (0.62)          9.89        5.16          4,308             1.60 (d)
     0.00          (0.04)             0.00       (0.68)         10.01        5.71          4,119             2.37 (d)
    (0.02)          0.00              0.00       (0.44)         10.13        5.86          3,748             1.81+(f)

Ratio of Net
Investment
Income (Loss)
to Average Net  Portfolio
Assets          Turnover Rate
--------------  -------------
   6.00%+          N/A
   5.04            N/A
   4.85            N/A
   5.29            N/A
   5.08            N/A
   5.44+           N/A

   5.77+           N/A
   4.79            N/A
   4.44            N/A
   5.04            N/A
   4.83            N/A
   5.95+           N/A



  6.26%+          828%
  6.29            320
  5.83            364
  4.88            177
  7.63            402
  6.80            238

  6.02+           828
  5.82            320
  5.58            364
  4.87+           177



  7.51%+          113%



  8.99%+           20%
  8.64             39
  8.41             39
  8.52             37
  8.77             67
  9.28             66

  8.74+            20
  8.40             39
  8.17             39
  8.21             37
  8.48             67
  9.16             66



  6.18%+          388%
  5.94           1476
  5.66            158
  6.07+           593



  6.23%+            3%
  6.23            952
  6.35            198
  6.30+           486

(e) Ratio of expenses to average net assets excluding interest expense is 0.75%.
(f) Ratio of expenses to average net assets excluding interest expense is 0.50%.

                           2000 Semi-Annual Report See accompanying notes     37

                                                    Net Asset                   Net Realized/  Total       Dividends   Dividends in
                                                    Value                       Unrealized     Income from from Net    Excess of Net
Selected Per Share Data for the Year or Period      Beginning   Net Investment  Gain (Loss) on Investment  Investment  Investment
Ended:                                              of Period   Income (Loss)   Investments    Operations  Income      Income
                                                    ---------   --------------  -------------- ----------- ----------  -------------
Real Return Bond Fund
   Institutional Class

   09/30/2000 (b)                                   $    9.92   $  0.43 (a)     $  0.05 (a)     $    0.48  $  (0.45)    $    0.00
   03/31/2000                                            9.83      0.68 (a)        0.11 (a)          0.79     (0.68)         0.00
   03/31/1999                                            9.77      0.51 (a)        0.10 (a)          0.61     (0.48)        (0.07)
   03/31/1998                                            9.93      0.44 (a)        0.05 (a)          0.49     (0.48)        (0.03)
   01/29/1997 - 03/31/1997                               9.92      0.11           (0.02)             0.09     (0.08)         0.00
   Administrative Class
   04/28/2000 - 09/30/2000 (b)                           9.95      0.35 (a)       (0.01)(a)          0.34     (0.34)         0.00

Foreign Bond Fund
   Institutional Class
   09/30/2000 (b)                                   $   10.03   $  0.31 (a)     $  0.07 (a)     $    0.38  $  (0.31)    $    0.00
   03/31/2000                                           10.63      0.64 (a)       (0.45)(a)          0.19     (0.64)         0.00
   03/31/1999                                           10.74      0.58 (a)        0.24 (a)          0.82     (0.58)         0.00
   03/31/1998                                           10.41      0.66 (a)        0.61 (a)          1.27     (0.63)         0.00
   03/31/1997                                           10.50      0.80            1.00              1.80     (0.40)         0.00
   03/31/1996                                            9.38      0.96            1.03              1.99     (0.34)        (0.25)
   Administrative Class
   09/30/2000 (b)                                       10.03      0.30 (a)        0.07 (a)          0.37     (0.30)         0.00
   03/31/2000                                           10.63      0.61 (a)       (0.45)(a)          0.16     (0.61)         0.00
   03/31/1999                                           10.74      0.56 (a)        0.24 (a)          0.80     (0.56)         0.00
   03/31/1998                                           10.41      0.63 (a)        0.61 (a)          1.24     (0.60)         0.00
   01/28/1997 - 03/31/1997                              10.54      0.59           (0.67)            (0.08)    (0.05)         0.00

Global Bond Fund
   Institutional Class
   09/30/2000 (b)                                   $    9.01   $  0.26 (a)     $ (0.40)(a)     $   (0.14)  $ (0.26)    $    0.00
   03/31/2000                                            9.76      0.57 (a)       (0.75)(a)         (0.18)    (0.46)        (0.06)
   03/31/1999                                            9.70      0.52 (a)        0.14 (a)          0.66     (0.36)        (0.16)
   03/31/1998                                            9.86      0.66 (a)       (0.10)(a)          0.56     (0.53)         0.00
   03/31/1997                                           10.05      0.70           (0.01)             0.69     (0.44)         0.00
   03/31/1996                                            9.87      0.45            0.72              1.17     (0.61)         0.00
   Administrative Class
   09/30/2000 (b)                                        9.01      0.25 (a)       (0.40)(a)         (0.15)    (0.25)         0.00
   03/31/2000                                            9.76      0.55 (a)       (0.75)(a)         (0.20)    (0.45)        (0.05)
   03/31/1999                                            9.70      0.51 (a)        0.14 (a)          0.65     (0.35)        (0.16)
   03/31/1998                                            9.86      0.59 (a)       (0.05)(a)          0.54     (0.51)         0.00
   08/01/1996 - 03/31/1997                              10.28      0.51           (0.23)             0.28     (0.26)         0.00

Global Bond Fund II
   Institutional Class
   09/30/2000 (b)                                   $    9.41   $  0.30 (a)     $  0.07 (a)     $    0.37  $  (0.30)    $    0.00
   03/31/2000                                            9.89      0.56 (a)       (0.46)(a)          0.10     (0.55)        (0.01)
   03/31/1999                                            9.92      0.52 (a)        0.06 (a)          0.58     (0.52)         0.00
   02/25/1998 - 03/31/1998                               9.82      0.06 (a)        0.09 (a)          0.15      0.00         (0.05)

Emerging Markets Bond Fund
   Institutional Class
   09/30/2000 (b)                                   $    8.61   $  0.42 (a)     $  0.03 (a)     $    0.45  $  (0.42)    $    0.00
   03/31/2000                                            7.51      0.86 (a)        1.11 (a)          1.97     (0.87)         0.00
   03/31/1999                                            9.67      0.87 (a)       (2.11)(a)         (1.24)    (0.87)         0.00
   07/31/1997 - 03/31/1998                              10.00      0.46 (a)       (0.18)(a)          0.28     (0.46)         0.00
   Administrative Class
   09/30/2000 (b)                                        8.61      0.40 (a)        0.04 (a)          0.44     (0.41)         0.00
   03/31/2000                                            7.51      0.83 (a)        1.12 (a)          1.95     (0.85)         0.00
   09/30/1998 - 03/31/1999                               6.82      0.45 (a)        0.74 (a)          1.19     (0.45)         0.00

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited
(c) Ratio of expenses to average net assets excluding interest expense is 0.75%.
(d) Ratio of expenses to average net assets excluding interest expense is 0.55%.
(e) Ratio of expenses to average net assets excluding interest expense is 0.80%.
(f) Ratio of expenses to average net assets excluding interest expense is 0.50%.

38     PIMCO Funds See accompanying notes


Distributions    Distributions                                                                                  Ratio of
from Net         in Excess of Net   Tax Basis                    Net Asset                                      Expenses to
Realized         Realized Capital   Return of   Total            Value End                    Net Assets End    Average Net
Capital Gains    Gains              Capital     Distributions    of Period     Total Return   of Period (000s)  Assets
-------------    ----------------   ---------   -------------    ---------     ------------   ----------------  -----------
$    0.00        $     0.00        $    0.00     $  (0.45)       $     9.95         5.00%      $  403,549          0.53%+
    (0.02)             0.00             0.00        (0.70)             9.92         8.37          207,826          0.53
     0.00              0.00             0.00        (0.55)             9.83         6.41           15,588          0.52
    (0.14)             0.00             0.00        (0.65)             9.77         4.70            5,526          0.52
     0.00              0.00             0.00        (0.08)             9.93         0.09            5,638          0.51+

     0.00              0.00             0.00        (0.34)             9.95         3.52           12,631          0.78+



$    0.00        $     0.00        $    0.00     $  (0.31)       $    10.10         3.83%      $  441,456          0.55%+
    (0.15)             0.00             0.00        (0.79)            10.03         1.96          421,831          0.69 (f)
    (0.10)            (0.25)            0.00        (0.93)            10.63         7.92          530,325          0.50
    (0.31)             0.00             0.00        (0.94)            10.74        12.64          392,198          0.50
    (1.49)             0.00             0.00        (1.89)            10.41        17.69          234,880          0.50
    (0.25)            (0.03)            0.00        (0.87)            10.50        21.80          258,493          0.52

     0.00              0.00             0.00        (0.30)            10.10         3.71            6,014          0.80+
    (0.15)             0.00             0.00        (0.76)            10.03         1.70            4,824          0.97 (c)
    (0.10)            (0.25)            0.00        (0.91)            10.63         7.65            2,096          0.75
    (0.31)             0.00             0.00        (0.91)            10.74        12.34              315          0.75
     0.00              0.00             0.00        (0.05)            10.41        (0.72)              30          0.79+



$    0.00        $    0.00         $    0.00     $  (0.26)       $     8.61        (1.58)%     $  317,146          0.57%+
     0.00             0.00             (0.05)       (0.57)             9.01        (1.81)         271,538          0.71 (d)
    (0.08)            0.00              0.00        (0.60)             9.76         6.90          266,984          0.55
     0.00            (0.19)             0.00        (0.72)             9.70         5.85          256,274          0.55
    (0.44)            0.00              0.00        (0.88)             9.86         6.78          215,631          0.56
    (0.21)           (0.17)             0.00        (0.99)            10.05        12.04          133,833          0.58

     0.00             0.00              0.00        (0.25)             8.61        (1.71)          2,343           0.82+
     0.00             0.00             (0.05)       (0.55)             9.01        (2.05)          2,238           0.92 (e)
    (0.08)            0.00              0.00        (0.59)             9.76         6.78           1,326           0.80
     0.00            (0.19)             0.00        (0.70)             9.70         5.57           1,548           0.80
    (0.44)            0.00              0.00        (0.70)             9.86         2.97             346           0.78+



$    0.00        $     0.00        $    0.00     $  (0.30)       $     9.48         4.00%      $  61,299           0.55%+
    (0.02)             0.00             0.00        (0.58)             9.41         1.11          84,926           0.61 (d)
    (0.01)            (0.08)            0.00        (0.61)             9.89         6.06          29,044           0.55
     0.00              0.00             0.00        (0.05)             9.92         1.02          24,517           0.55+



$    0.00        $     0.00        $    0.00     $  (0.42)       $     8.64         5.40%      $  38,302           0.85%+
     0.00              0.00             0.00        (0.87)             8.61        27.90          12,614           0.89
     0.00             (0.05)            0.00        (0.92)             7.51       (12.55)          3,641           0.85
    (0.15)             0.00             0.00        (0.61)             9.67         3.10           3,676           0.86+

     0.00              0.00             0.00        (0.41)             8.64         5.27          11,069           1.10+
     0.00              0.00             0.00        (0.85)             8.61        27.60          13,490           1.14
     0.00             (0.05)            0.00        (0.50)             7.51        17.88             118           1.10+

Ratio of Net
Investment
Income (Loss)
to Average Net  Portfolio
Assets          Turnover Rate
--------------  -------------
  8.60%+          179%
  6.91            253
  5.18            438
  4.46            967
  6.54+           160

  8.34+           179



  6.23%+          248%
  6.20            330
  5.39            376
  6.32            280
  7.88            984
  5.83           1234

  5.94+           248
  6.01            330
  5.13            376
  6.07            280
  7.63+           984



  5.96%+          217%
  6.12            301
  5.35            143
  6.64            389
  7.51            911
  5.88           1083

  5.61+           217
  5.91            301
  5.21            143
  6.39            389
  5.66+           911



  6.29%+          209%
  5.92            290
  5.29            236
  6.24+           369



  9.85%+          377%
 10.69            328
 11.08            315
  7.21+           695

  9.43+           377
 10.30            328
  6.24+           315

                           2000 Semi-Annual Report See accompanying notes     39

Financial Highlights - Institutional Classes (Cont.)

                                                    Net Asset                  Net Realized/  Total        Dividends   Dividends in
                                                    Value                      Unrealized     Income from  from Net    Excess of Net
                                                    Beginning   Net Investment Gain (Loss)on  Investment   Investment  Investment
Selected Per Share Data for the Year or Period      of Period   Income (Loss)  Investments    Operations   Income      Income
Ended:                                              ---------   -------------- -------------  -----------  ----------  -------------

Strategic Balanced Fund
   Institutional Class
   09/30/2000 (b)                                   $   12.80   $  0.33 (a)    $(0.44)(a)    $   (0.11)    $  (0.43)    $    0.00
   03/31/2000                                           12.76      0.80 (a)      0.44 (a)         1.24        (0.74)         0.00
   03/31/1999                                           12.60      0.89 (a)      0.60 (a)         1.49        (0.66)         0.00
   03/31/1998                                           10.32      1.30 (a)      2.05 (a)         3.35        (0.84)         0.00
   06/28/1996 - 03/31/1997                              10.00      0.85          0.31             1.16        (0.63)         0.00
   Administrative Class
   09/30/2000 (b)                                       12.79      0.31 (a)     (0.42)(a)        (0.11)       (0.42)         0.00
   06/30/1999 - 03/31/2000                              13.17      0.62 (a)      0.07 (a)         0.69        (0.61)         0.00

Convertible Fund
   Institutional Class
   09/30/2000 (b)                                   $   15.77   $  0.00 (a)    $(0.32)(a)    $   (0.32)    $  (0.12)    $    0.00
   03/31/2000                                           10.00      0.07 (a)      5.97 (a)         6.04        (0.03)        (0.15)
   Administrative Class
   08/01/2000 - 09/30/2000 (b)                          14.49    (0.01) (a)      0.95 (a)         0.94        (0.10)         0.00

StocksPLUS Fund
   Institutional Class
   09/30/2000 (b)                                   $   14.15   $  0.23 (a)   $ (0.68)(a)     $  (0.45)    $  (0.26)    $    0.00
   03/31/2000                                           14.32      1.08 (a)      1.33 (a)         2.41        (1.10)         0.00
   03/31/1999                                           14.09      0.97 (a)      1.32 (a)         2.29        (0.82)         0.00
   03/31/1998                                           11.46      1.90 (a)      3.23 (a)         5.13        (1.41)         0.00
   03/31/1997                                           11.16      1.27          0.82             2.09        (1.27)         0.00
   03/31/1996                                           10.48      0.91          2.48             3.39        (1.05)         0.00
   Administrative Class
   09/30/2000 (b)                                       14.03      0.22 (a)     (0.68)(a)        (0.46)       (0.25)         0.00
   03/31/2000                                           14.25      1.10 (a)      1.23 (a)         2.33        (1.07)         0.00
   03/31/1999                                           14.06      1.10 (a)      1.13 (a)         2.23        (0.80)         0.00
   03/31/1998                                           11.46      1.89 (a)      3.19 (a)         5.08        (1.39)         0.00
   01/07/1997 - 03/31/1997                              11.56      0.14         (0.09)            0.05        (0.15)         0.00

Municipal Bond Fund
   Institutional Class
   09/30/2000 (b)                                   $    9.47   $  0.24 (a)   $  0.15 (a)      $  0.39     $  (0.24)    $    0.00
   03/31/2000                                           10.12      0.46 (a)     (0.65)(a)        (0.19)       (0.46)         0.00
   03/31/1999                                            9.97      0.45 (a)      0.14 (a)         0.59        (0.44)         0.00
   12/31/1997 - 03/31/1998                              10.00      0.11 (a)     (0.03)(a)         0.08        (0.11)         0.00
   Administrative Class
   09/30/2000 (b)                                        9.47      0.23 (a)      0.15 (a)         0.38       (0.23)          0.00
   03/31/2000                                           10.12      0.44 (a)     (0.65)(a)        (0.21)      (0.44)          0.00
   09/30/1998 - 03/31/1999                              10.25      0.21         (0.13)            0.08       (0.21)          0.00

Short Duration Municipal Income Fund
   Institutional Class
   09/30/2000 (b)                                   $    9.99   $  0.21 (a)   $  0.05 (a)     $   0.26    $  (0.21)     $    0.00
   08/31/1999 - 03/31/2000                              10.00      0.23 (a)     (0.01)(a)         0.22       (0.23)          0.00


California Intermediate Municipal Bond Fund
   Institutional Class
   09/30/2000 (b)                                   $   10.05   $  0.22 (a)   $  0.24 (a)     $   0.46    $  (0.22)     $    0.00
   08/31/1999 - 03/31/2000                              10.00      0.25 (a)      0.06 (a)         0.31       (0.24)          0.00
   Administrative Class
   09/30/2000 (b)                                       10.05      0.21 (a)      0.24 (a)         0.45       (0.21)          0.00
   09/07/1999 - 03/31/2000                              10.02      0.22 (a)      0.05 (a)         0.27       (0.22)          0.00

California Municipal Bond Fund
   Institutional Class
   05/16/2000 - 09/30/2000 (b)                      $   10.00   $  0.18 (a)   $  0.40 (a)     $   0.58    $  (0.20)     $    0.00

New York Municipal Bond Fund
   Institutional Class
   09/30/2000 (b)                                   $    9.94   $  0.22 (a)   $  0.27 (a)     $   0.49    $  (0.22)     $    0.00
   08/31/1999 - 03/31/2000                              10.00      0.23 (a)     (0.04)(a)         0.19       (0.23)          0.00

+   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudtied

40     PIMCO Funds See accompanying notes


Distributions    Distributions                                                                                       Ratio of
from Net         in Excess of Net     Tax Basis                        Net Asset                                     Expenses to
Realized         Realized Capital     Return of        Total           Value End                   Net Assets End    Average Net
Capital Gains    Gains                Capital          Distributions   of Period    Total Return   of Period (000s)  Assets
-------------    ----------------     ---------        -------------   ---------    ------------   ----------------  ------------
$    0.00        $     0.00           $    0.00        $  (0.43)      $    12.26      (0.86)%        $   51,699        0.66%+
    (0.15)            (0.31)               0.00           (1.20)           12.80      10.05             124,934        0.65
    (0.67)             0.00                0.00           (1.33)           12.76      12.36              97,945        0.65
    (0.23)             0.00                0.00           (1.07)           12.60      33.40              38,806        0.65
    (0.21)             0.00                0.00           (0.84)           10.32      11.83              10,360        0.90+

     0.00              0.00                0.00           (0.42)           12.26      (0.85)                558        0.91+
    (0.15)            (0.31)               0.00           (1.07)           12.79       5.47                 709        0.90+



$    0.00        $     0.00           $    0.00        $  (0.12)      $    15.33      (2.00)%        $  132,559        0.68%+
    (0.09)             0.00                0.00           (0.27)           15.77      60.66             168,224        0.65 (g)

     0.00              0.00                0.00           (0.10)           15.33       6.47                 434        0.93+



$    0.00        $     0.00           $    0.00        $  (0.26)      $    13.44      (3.16)%        $  633,919        0.65%+
    (0.97)            (0.51)               0.00           (2.58)           14.15      17.82             620,144        0.65
    (1.24)             0.00                0.00           (2.06)           14.32      17.65             512,953        0.65
    (1.09)             0.00                0.00           (2.50)           14.09      47.75             416,600        0.65
    (0.52)             0.00                0.00           (1.79)           11.46      19.44             235,829        0.65
    (1.62)            (0.04)               0.00           (2.71)           11.16      34.07             151,869        0.70

     0.00              0.00                0.00           (0.25)           13.32      (3.29)             37,866        0.90+
    (0.97)            (0.51)               0.00           (2.55)           14.03      17.31              28,403        0.90
    (1.24)             0.00                0.00           (2.04)           14.25      17.21              11,302        0.90
    (1.09)             0.00                0.00           (2.48)           14.06      47.19               2,143        0.90
     0.00              0.00                0.00           (0.15)           11.46       0.34                 682        0.95+



$    0.00        $     0.00           $    0.00        $  (0.24)      $     9.62       4.16%         $   11,719        0.50%+
     0.00              0.00                0.00           (0.46)            9.47      (1.81)              5,684        0.50
     0.00              0.00                0.00           (0.44)           10.12       6.04               5,894        0.50
     0.00              0.00                0.00           (0.11)            9.97       0.78               3,023        0.50+

     0.00              0.00                0.00           (0.23)            9.62       4.03               4,534        0.75+
     0.00              0.00                0.00           (0.44)            9.47      (2.07)              3,141        0.75
     0.00              0.00                0.00           (0.21)           10.12       0.83               1,419        0.75+



$    0.00        $     0.00           $    0.00        $  (0.21)      $    10.04       2.65%         $   13,149        0.39%+
     0.00              0.00               (0.43)          (0.23)            9.99       2.19              10,725        0.39+ (c)




$    0.00        $     0.00           $    0.00        $  (0.22)      $    10.29       4.66%         $   67,923        0.49%+
    (0.02)             0.00                0.00           (0.26)           10.05       3.16               8,415        0.49+ (d)


     0.00              0.00                0.00           (0.21)           10.29       4.54               1,627        0.74+
    (0.02)             0.00                0.00           (0.24)           10.05       2.73                  10        0.75+ (e)




$    0.00        $     0.00           $    0.00        $  (0.20)      $    10.38       5.77%         $    9,108        0.49%+



$    0.00        $     0.00           $    0.00        $  (0.22)      $    10.21       4.96%         $    3,211        0.49%+
    (0.02)             0.00               (0.21)          (0.25)            9.94       1.93               3,058        0.49+ (f)


Ratio of Net
Investment
Income (Loss)
to Average Net   Portfolio
Assets           Turnover Rate
--------------   -------------
  5.24%+          543%
  6.19            176
  7.00             82
 10.84             56
  9.72+            95

  4.99+           543
  6.48+           176



  0.03%+          100%
  0.50            247

 (0.53)+          100



  3.32%+           42%
  7.42             92
  6.92             81
 13.74             30
 11.78             47
 15.23            102

  3.21+            42
  7.61             92
  7.83             81
 13.49             30
  4.83+            47



  5.06%+          150%
  4.80            145
  4.41             70
  4.46+            60

  4.77+           150
  4.58            145
  2.11+            70



  4.26%+           71%
  3.92+           171



  4.31%+          194%
  4.22+           357

  4.04+           194
  3.95+           357



  4.75%+          286%



  4.30%+          623%
  4.00+           270

(c)Ratio of expenses to average net assets excluding interest expense is 0.62%.
(d)Ratio of expenses to average net assets excluding interest expense is 1.02%.
(e)Ratio of expenses to average net assets excluding interest expense is 1.01%.
(f)Ratio of expenses to average net assets excluding interest expense is 1.30%.
(g)Ratio of expenses to average net assets excluding interest expense is 0.69%.

                           2000 Semi-Annual Report See accompanying notes     41

Statements of Assets and Liabilities
September 30, 2000 (Unaudited)


                                                       Total          Total           Total           Moderate      Low
Amounts in thousands, except per share amounts         Return Fund    Return Fund II  Return Fund III Duration Fund Duration Fund
                                                       ------------   --------------  --------------- ------------- -------------

Assets:
Investments, at value                                  $ 54,049,779    $ 2,330,433    $  1,330,576    $   544,684   $    5,309,953
Cash and foreign currency                                    10,032            353          10,728          1,520                0
Receivable for investments sold and forward foreign
currency contracts                                          644,787         25,579          90,365         49,923          229,584
Receivable for Fund shares sold                             192,212          1,670             113          1,543           14,212
Interest and dividends receivable                           433,213         14,650          11,672          4,964           64,423
Variation margin receivable                                   7,095              0               0             75              261
Manager reimbursement receivable                                  0              0               0              0                0
Other assets                                                      0            138               0              0              961
                                                         55,337,118      2,372,823       1,443,454        602,709        5,619,394
                                                       ------------    -----------    ------------    -----------   --------------

Liabilities:
Payable for investments purchased and forward foreign
currency contracts                                     $ 14,893,787    $   745,340    $    513,684    $   111,126   $      932,447
Payable for financing transactions                        4,370,371         43,503         106,502         35,342          415,375
Notes payable                                               181,070              0              52             35           28,531
Written options outstanding                                  35,447          1,015             987            115            1,370
Payable for Fund shares redeemed                            237,276         25,280             124         11,219           18,548
Dividends payable                                            39,459          1,698             379             85            3,433
Accrued investment advisory fee                               7,463            333             169             99              906
Accrued administration fee                                    6,068            333             169             80              733
Accrued distribution fee                                      1,652             12               2              0              116
Accrued servicing fee                                           808              0               0              0               94
Variation margin payable                                          0             53             119              0                0
Other liabilities                                            15,002              0           1,340            115              333
                                                         19,788,403        817,567         623,527        158,216        1,401,886
                                                       ------------    -----------    ------------    -----------   --------------

Net Assets                                             $ 35,548,715    $ 1,555,256    $    819,927    $   444,493   $    4,217,508
                                                       ------------    -----------    ------------    -----------   --------------

Net Assets Consist of:
Paid in capital                                        $ 36,552,222    $ 1,590,147    $    852,888    $   454,796   $    4,317,927
Undistributed (overdistributed) net investment income       (52,845)          (858)           (763)          (189)          (8,388)
Accumulated undistributed net realized gain (loss)         (641,460)       (29,613)        (25,267)        (9,840)         (59,730)
Net unrealized appreciation (depreciation)                 (309,202)        (4,420)         (6,931)          (274)         (32,301)
                                                       $ 35,548,715    $ 1,555,256    $    819,927    $   444,493   $    4,217,508
                                                       ------------    -----------    ------------    -----------   --------------

Net Assets:
Institutional Class                                    $ 27,871,145    $ 1,512,326    $    809,356    $   444,493   $    3,634,307
Administrative Class                                      3,808,824         42,930          10,571              0          135,230
Other Classes                                             3,868,746              0               0              0          447,971
                                                       ------------    -----------    ------------    -----------   --------------

Shares Issued and Outstanding:
Institutional Class                                       2,760,532        153,981          91,909         45,841          368,532
Administrative Class                                        377,249          4,371           1,200              0           13,713
                                                       ------------    -----------    ------------    -----------   --------------

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Institutional Class                                    $      10.09    $      9.82    $       8.82    $      9.70   $         9.86
Administrative Class                                          10.09           9.82            8.82           0.00             9.86
                                                       ------------    -----------    ------------    -----------   --------------

Cost of Investments Owned                              $ 54,354,587    $ 2,333,523    $  1,336,225    $   545,303   $    5,347,094
                                                       ------------    -----------    ------------    -----------   --------------
Cost of Foreign Currency Held                          $     55,419    $         0    $     10,504    $     1,470   $        5,462
                                                       ------------    -----------    ------------    -----------   --------------

42     PIMCO Funds See accompanying notes

                                                                          Investment
Low            Low                                        Long-Term       Grade
Duration       Duration      Short-Term     Money         U.S. Gov't      Corporate    High Yield      Total Return
Fund II        Fund III      Fund           Market Fund   Fund            Bond Fund    Fund            Mortgage Fund  GNMA Fund
------------   -----------   ------------   -----------   ------------    ----------   ------------    -------------  ------------

$    857,465   $    46,015   $    855,837   $   344,932   $    652,870    $    5,201   $  3,037,644    $       23,894 $      8,151
           0            37              0           317          2,937             0          3,666                 0            1
      37,701         3,365         78,809             0        701,943           208         28,459             4,985            1
         126             0          1,082        10,394          1,304             0          4,419                 0           39
       6,656           474          9,110           730         10,394           104         62,330                80           58
           0             2              0             0             56             1              0                 0            0
           0             0              0             0              0             0              0                 0            0
           0             0             56             0          1,065             0              0                 1            1
     901,948        49,893        944,894       356,373      1,370,569         5,514      3,136,518            28,960        8,251
------------   -----------   ------------   -----------   ------------    ----------   ------------    -------------- ------------


$    193,484   $    12,490   $     41,828   $         0   $    493,430    $      212   $     66,227    $       12,541 $        148
       4,346           632        138,588             0        505,316             0              0                 0          109
           0             0         63,033             0              0             0              0                 0            0
          83             7             36             0              1             0              0                 0            0
         230             0          5,949           892            554             0          3,732                65            0
         282             0          1,020            34            406             0          4,816                 0            0
         143             8            148            47             78             1            659                 4            2
         143             8            132            81             92             1            767                 4            2
           0             0             10            16             44             0            485                 0            0
           0             0             24            15             23             0            181                 0            0
           0             0              0             0              0             0              0                 0            0
           0             0          3,227             0            397             0            127                 0            0
     198,711        13,145        253,995         1,085      1,000,341           214         76,994            12,614          261
------------   -----------   ------------   -----------   ------------    ----------   ------------    -------------- ------------

$    703,237   $    36,748   $    690,899   $   355,288   $    370,228    $    5,300   $  3,059,524    $       16,346 $      7,990
------------   -----------   ------------   -----------   ------------    ----------   ------------    -------------- ------------


$    710,569   $    37,381   $    693,777   $   355,274   $    393,575    $    5,166   $  3,505,695    $       15,834 $      7,977
        (435)          (29)           413            14             15             0         (2,104)                4           39
      (6,803)         (671)        (1,905)            0        (21,583)           21       (214,136)              324            3
         (94)           67         (1,386)            0         (1,779)          113       (229,931)              184          (29)
$    703,237   $    36,748   $    690,899   $   355,288   $    370,228    $    5,300   $  3,059,524    $       16,346 $      7,990
------------   -----------   ------------   -----------   ------------    ----------   ------------    -------------- ------------


$    703,205   $    36,738   $    574,392   $   198,757   $    223,420    $    5,300   $  1,787,988    $       15,888 $      7,990
          32            10          4,054         8,518         41,901             0        427,739                 0            0
           0             0        112,453       148,013        104,907             0        843,797               458            0
------------   -----------   ------------   -----------   ------------    ----------   ------------    -------------- ------------



      71,906         3,763         57,586       198,760         22,500           516        176,740             1,560          806
           3             1            406         8,518          4,165             0         42,281                 0            0
------------   -----------   ------------   -----------   ------------    ----------   ------------    -------------- ------------




$       9.78   $      9.76   $       9.97   $      1.00   $       9.95    $    10.26   $      10.12    $        10.18 $       9.92
        9.78          9.76           9.97          1.00           9.95          0.00          10.12                 0         0.00
------------   -----------   ------------   -----------   ------------    ----------   ------------    -------------- ------------

$    857,725   $    45,986   $    857,422   $   344,932   $    655,397    $    5,072   $  3,267,577    $       23,710 $      8,181
------------   -----------   ------------   -----------   ------------    ----------   ------------    -------------- ------------
$          0   $        35   $        221   $         0   $          0    $        0   $          0    $            0 $          0
------------   -----------   ------------   -----------   ------------    ----------   ------------    -------------- ------------

September 30, 2000 (Unaudited)

                                                                         Real Return   Foreign        Global         Global
Amounts in thousands, except per share amounts                           Bond Fund     Bond Fund      Bond Fund      Bond Fund II
                                                                         -----------   ------------   -----------    -------------
Assets:
Investments, at value                                                    $ 1,117,767   $  1,057,286   $   566,504    $     139,326
Cash and foreign currency                                                        900         17,587         9,617            1,283
Receivable for investments sold and forward foreign currency
  contracts                                                                   40,080        102,376        16,392            5,033
Receivable for Fund shares sold                                                7,253          1,104             0              132
Interest and dividends receivable                                             10,330         11,017         5,637            1,364
Variation margin receivable                                                       37            384            44               27
Manager reimbursement receivable                                                   0              0             0                0
Other assets                                                                     893             83            97                0
                                                                           1,177,260      1,189,837       598,291          147,165
                                                                         -----------   ------------   -----------    -------------
Liabilities:
Payable for investments purchased and forward foreign currency
contracts                                                                $    48,227   $    345,681   $   145,891    $      37,957
Payable for financing transactions                                           589,821        256,309       126,309           36,599
Notes payable                                                                      0              0             0                0
Written options outstanding                                                        0          1,096           509               89
Payable for Fund shares redeemed                                                 591            889         5,073              174
Dividends payable                                                                379            397           614               38
Accrued investment advisory fee                                                  112            122            63               15
Accrued administration fee                                                       127            145            76               20
Accrued distribution fee                                                          28             37             0                6
Accrued servicing fee                                                             25             29             0                2
Variation margin payable                                                           0              0             0                0
Other liabilities                                                                  5             63           267               20
                                                                             639,315        604,768       278,802           74,920
                                                                         -----------   ------------   -----------    -------------

Net Assets                                                               $   537,945   $    585,069   $   319,489    $      72,245
                                                                         -----------   ------------   -----------    -------------
Net Assets Consist of:
Paid in capital                                                          $   531,114   $    605,430   $   362,525    $      73,931
Undistributed (overdistributed) net investment income                            925         15,404        (9,670)             939
Accumulated undistributed net realized gain (loss)                             2,876         (7,166)      (16,270)             430
Net unrealized appreciation (depreciation)                                     3,030        (28,599)      (17,096)          (3,055)
                                                                         $   537,945   $    585,069   $   319,489    $      72,245
                                                                         -----------   ------------   -----------    -------------
Net Assets:
Institutional Class                                                      $   403,549   $    441,456   $   317,146    $      61,299
Administrative Class                                                          12,631          6,014         2,343                0
Other Classes                                                                121,765        137,599             0           10,946
                                                                         -----------   ------------   -----------    -------------
Shares Issued and Outstanding:
Institutional Class                                                           40,776         43,708        36,820            6,464
Administrative Class                                                           1,275            595           271                0
                                                                         -----------   ------------   -----------    -------------
Net Asset Value and Redemption Per Share Price
(Net Assets Per Share Outstanding)
Institutional Class                                                      $      9.95   $      10.10   $      8.61    $        9.48
Administrative Class                                                            9.95          10.10          8.61                0
                                                                         -----------   ------------   -----------    -------------

Cost of Investments Owned                                                $ 1,114,720   $  1,092,108   $   583,401    $     142,734
                                                                         -----------   ------------   -----------    -------------
Cost of Foreign Currency Held                                            $       464   $     17,695   $     9,394    $       1,438
                                                                         -----------   ------------   -----------    -------------

44     PIMCO Funds See accompanying notes

                                                                                        California
Emerging                                                                Short Duration  Intermediate  California    New York
Markets      Strategic      Convertible   StocksPLUS      Municipal     Municipal       Municipal     Municipal     Municipal
Bond Fund    Balanced Fund  Fund          Fund            Bond Fund     Income Fund     Bond Fund     Bond Fund     Bond Fund
----------   -------------  -----------   ------------    ----------    --------------  ------------  ----------    ------------
$   58,286   $      76,485  $   164,640   $  1,568,989    $   54,626    $       12,954  $    100,517  $    8,991    $      3,175
        82           3,802           23         61,383            15                 2             3           2               1
     2,320         124,664        2,707          3,926           934                 0             0           0           2,802
        35             211          298          1,504            88                 0            20           0               0
     1,249              80          536              0           783               194         1,374         139              38
         0               1            0              0             0                 0             0           0               0
         0               0           14              0             0                14            14           0              14
         1               0            0              0             0                 0             3           0               0
    61,973         205,243      168,218      1,635,802        56,446            13,164       101,931       9,132           6,030
----------   -------------  -----------   ------------    ----------    --------------  ------------  ----------    ------------


$    2,399   $     124,516  $     8,370   $    174,328    $        0    $            0  $      1,387  $        0    $      2,796
     7,888               0            0              0             0                 0             0           0               0
         0               0            0              0             0                 0             0           0               0
         0               0            0          2,266             0                 0             0           0               0
        15              44            1          3,452            78                 0             0           0               0
        28               0           67              0            67                 1             0           0               0
        20              25           53            489            12                 2            21           2               1
        18              22           37            407            16                 2            23           2               1
         3              15           12            352            16                 0             0           0               0
         1               6            5            169             9                 0             7           0               0
         0               0            0         17,981             0                 0             0           0               0
        22               0            0          3,027             0                 0             2           0               0
    10,394         124,628        8,545        202,471           198                 5         1,440           4           2,798
----------   -------------  -----------   ------------    ----------    --------------  ------------  ----------    ------------

$   51,579   $      80,615  $   159,673   $  1,433,331    $   56,248    $       13,159  $    100,491  $    9,128    $      3,232
----------   -------------  -----------   ------------    ----------    --------------  ------------  ----------    ------------



$   48,203   $      81,117  $   132,006   $  1,424,354    $   56,254    $       13,098  $     97,705  $    8,536    $      3,164
       859           1,892        4,294         35,165             7                 3           (37)          0               0
     1,137          (1,808)      (1,602)        40,145          (583)               (5)          331         368              25
     1,380            (586)      24,975        (66,333)          570                63         2,492         224              43
$   51,579   $      80,615  $   159,673   $  1,433,331    $   56,248    $       13,159  $    100,491  $    9,128    $      3,232



$   38,302   $      51,699  $   132,559   $    633,919    $   11,719    $       13,149  $     67,923  $    9,108    $      3,211
    11,069             558          434         37,866         4,534                 0         1,627           0               0
     2,208          28,358       26,680        761,546        39,995                10        30,941          20              21



     4,431           4,216        8,646         47,149         1,218             1,309         6,602         878             314
     1,280              46           28          2,842           471                 0           158           0               0




$     8.64   $       12.26  $     15.33   $      13.44    $     9.62    $        10.04  $      10.29  $    10.38    $      10.21
      8.64           12.26        15.33          13.32          9.62                 0         10.29        0.00            0.00

$   56,836   $      77,215  $   139,705   $  1,573,217    $   54,056    $       12,900  $     98,049  $    8,772    $      3,133
----------   -------------  -----------   ------------    ----------    --------------  ------------  ----------    ------------
$        0   $         617  $        20   $      6,153    $        0    $            0  $         0   $        0    $          0
----------   -------------  -----------   ------------    ----------    --------------  -----------   ----------    ------------

                           2000 Semi-Annual Report See accompanying notes     45

Statements of Operations
For the period ended September 30, 2000 (Unaudited)

                                                    Total          Total            Total            Moderate       Low
Amounts in thousands                                Return Fund    Return Fund II   Return Fund III  Duration Fund  Duration Fund
                                                    -----------    --------------   ---------------  -------------  -------------

Investment Income:
Interest                                            $ 1,179,263    $    50,297      $    25,724      $   15,421     $     150,219
Dividends, net of foreign taxes                          20,491              2              161             142             3,725
Miscellaneous income                                        245              0                1               0                 0
   Total Income                                       1,199,999         50,299           25,886          15,563           153,944
                                                    -----------    --------------   ---------------  -------------  -------------

Expenses:
Investment advisory fees                                 41,399          1,828              911             551             5,211
Administration fees                                      33,656          1,828              911             441             4,224
Distribution and/or servicing
  fees - Administrative Class                             3,731             74               13               0               166
Distribution and/or servicing
  fees -  Other Classes                                  10,336              0                0               0             1,098
Trustees' fees                                               58              3                1               1                 7
Organization costs                                            0              0                0               0                 0
Interest expense                                          9,703             38                0               2               253
Miscellaneous expense                                         0              0                1               0                 0
   Total Expenses                                        98,883          3,771            1,837             995            10,959
   Recoupment of reimbursement                                0              0                0               0                 0
   Net Expenses                                          98,883          3,771            1,837             995            10,959

Net Investment Income                                 1,101,116         46,528           24,049          14,568           142,985
                                                    -----------    --------------   ---------------  -------------  -------------

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                 345,059         15,130            5,130           2,646              (915)
Net realized gain (loss) on futures
  contracts and written options                          85,018          5,502            1,498           2,545            (2,880)

Net realized gain (loss) on foreign
  currency transactions                                 (13,781)             0             (759)           (286)              136
Net change in unrealized appreciation
  (depreciation) on investments                          69,578          5,966            3,550           3,991            19,415

Net change in unrealized appreciation
  (depreciation) on futures contracts
  and written options                                   (19,306)        (3,663)          (1,932)         (1,231)            6,013
Net change in unrealized appreciation
   (depreciation) on translation of assets
   and liabilities denominated in                        (3,140)             0             (405)            483             2,913
   foreign currencies

   Net Gain (Loss)                                      463,428         22,935            7,082           8,148            24,682

Net Increase in Assets
   Resulting from Operations                        $ 1,564,544    $    69,463      $    31,131      $   22,716     $     167,667
                                                    -----------    --------------   ---------------  -------------  -------------

46     PIMCO Funds See accompanying notes


                                                                      Investment
Low           Low                                       Long-Term     Grade
Duration      Duration      Short-Term    Money         U.S. Gov't    Corporate     High          Total Return
Fund II       Fund III      Fund          Market Fund   Fund          Bond Fund     Yield Fund    Mortgage Fund GNMA Fund
------------- ------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
$     18,766       $ 1,400  $     25,753  $     14,274  $     11,934  $        177  $    141,093  $        404  $        229
         110             0             0             0             0             0         4,590             0             0
           1             0             6             0             0             0            10             0             0
      18,877         1,400        25,759        14,274        11,934           177       145,693           404           229

         689            48           887           333           436             5         3,839            15             8
         689            48           793           589           511             5         4,423            15             8
           0             0            12            12            49             0           488             0             0
           0             0           194           199           332             0         3,404             0             0
           1             0             1             1             1             0             5             0             0
           0             0             0             0             0             0             0             0             0
           0             0         1,367            19             3             0             3             0             0
           0             0             1             0             0             0             0             0             0
       1,379            96         3,255         1,153         1,332            10        12,162            30            16
           0             0             0             0             0             0             0             0             0
       1,379            96         3,255         1,153         1,332            10        12,162            30            16

      17,498         1,304        22,504        13,121        10,602           167       133,531           374           213
------------- ------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------

         589            11            86             0        13,002            (7)      (81,413)          330            10
        (118)            8          (145)            0        (2,359)           34             0             5             0
           0           (25)           59             0             0            (6)            0             0             0
       5,009           363         1,572             0        (6,804)          130        47,280           208            57

         377            30            15             0         1,499           (13)            0            (3)            0

           0            23           387             0             0            (4)            0             0             0

       5,857           410         1,974             0         5,338           134       (34,133)          540            67

$     23,355  $      1,714  $     24,478  $     13,121  $     15,940  $        301  $     99,398  $        914  $        280
------------- ------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------


                           2000 Semi-Annual Report See accompanying notes     47

For the period ended September 30, 2000 (Unaudited)

                                                                   Real Return        Foreign        Global        Global
Amounts in thousands                                               Bond Fund          Bond Fund      Bond Fund     Bond Fund II
                                                                   ------------       ------------   ------------  ------------
Investment Income:

Interest                                                           $    19,079        $    18,745    $     8,531   $     2,770
Dividends, net of foreign taxes                                              0                338             90            37
Miscellaneous income                                                         0                  0              0             0
   Total Income                                                         19,079             19,083          8,621         2,807

Expenses:

Investment advisory fees                                                   516                697            326           100
Administration fees                                                        582                824            392           128
Distribution and/or servicing fees - Administrative Class                    4                  7              3             0
Distribution and/or servicing fees - Other Classes                         233                364              0            48
Trustees' fees                                                               1                  1              0             0
Organization costs                                                           1                  0              0             0
Interest expense                                                            74                170             27             1
Miscellaneous expense                                                        0                  0              0             0
   Total Expenses                                                        1,411              2,063            748           277
   Recoupment of reimbursement                                               0                  0              0             0
   Net Expenses                                                          1,411              2,063            748           277

Net Investment Income (Loss)                                            17,668             17,020          7,873         2,530
                                                                   ------------       ------------   ------------  ------------
Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments                                  2,525              5,411          1,794           633
Net realized gain (loss) on futures contracts and written options          341             (5,694)           825           469
Net realized gain (loss) on foreign currency transactions                  870              3,413         (6,690)        1,351
Net change in unrealized appreciation (depreciation) on
investments                                                             (1,041)            (2,220)        (7,595)       (1,813)
Net change in unrealized appreciation (depreciation) on
   futures contracts and written options                                   319             (1,986)          (995)         (580)
Net change in unrealized appreciation (depreciation) on
   translation of assets and liabilities denominated in foreign
   currencies                                                              147              4,809           (778)          358

   Net Gain (Loss)                                                       3,161              3,733        (13,439)          418

Net Increase (Decrease) in Assets
   Resulting from Operations                                       $    20,829        $    20,753    $    (5,566)  $     2,948
                                                                   ------------       ------------   ------------  ------------


48     PIMCO Funds See accompanying notes


                                                                                          California
Emerging                                                                   Short Duration Intermediate  California     New York
Markets        Strategic      Convertible    StocksPLUS     Municipal      Municipal      Municipal     Municipal      Municipal
Bond Fund      Balanced Fund  Fund           Fund           Bond Fund      Income Fund    Bond Fund     Bond Fund      Bond Fund
-------------  -------------  -------------  -------------  -------------  -------------  ------------- -------------  -------------

$      2,293   $      3,241   $          0   $     28,530   $      1,551   $        288   $      1,755  $        218   $         75
           1             63            826            807              0              0              0             0              0
           0              0              0             18              0              0              0             0              0
       2,294          3,304            826         29,355          1,551            288          1,755           218             75


          96            217            302          2,889             70             12             92            10              4
          87            158            204          2,417             90             12            101            10              4
          14              1              0             41              5              0              2             0              0
          11            124             82          3,096            142              0             27             0              0
           0              0              0              3              0              0              0             0              0
           0              0              0              0              0              0              0             0              0
           1             16             34              1              0              0              0             0              0
           0              0            281              0              0              0              0             0              0
         209            516            903          8,447            307             24            222            20              8
           0              0              4              0              0              0              2             0              0
         209            516            907          8,447            307             24            224            20              8

       2,085          2,788            (81)        20,908          1,244            264          1,531           198             67
-------------  -------------  -------------  -------------  -------------  -------------  ------------- -------------  -------------



       1,381         (1,173)        (2,169)          (310)           478             20            476           433             27
           0          3,916              0         78,988           (136)             0           (133)          (65)             8
         (77)        (1,029)           148          3,591              0              0              0             0              0
           8            849         (3,085)           (35)           710             57          2,420           224             51

           0         (6,478)             0       (154,518)             0              0              0             0              0

         (66)           117             94            524              0              0              0             0              0

       1,246         (3,798)        (5,012)       (71,760)         1,052             77          2,763           592             86


$      3,331   $     (1,010)  $     (5,093)  $    (50,852)  $      2,296   $        341   $      4,294  $        790   $        153
-------------  -------------  -------------  -------------  -------------  -------------  ------------- -------------  -------------


2000 Semi-Annual Report See accompanying notes     49

Statements of Changes in Net Assets


Amounts in thousands                 Total Return Fund               Total Return Fund II            Total Return Fund III
                                     ------------------------------  ------------------------------  ------------------------------
Increase (Decrease) in               Six Months Ended   Year Ended   Six Months Ended   Year Ended   Six Months Ended   Year Ended
  Net Assets from:                      September 30,    March 31,      September 30,    March 31,      September 30,    March 31,
                                                 2000         2000               2000         2000               2000         2000
                                          (Unaudited)                     (Unaudited)                     (Unaudited)

Operations:

Net investment income                $      1,101,116  $ 1,778,306   $         46,528  $    70,516   $         24,049  $    35,645
Net realized gain (loss)                      416,296     (847,388)            20,632      (42,778)             5,869      (23,356)
Net change in unrealized
  appreciation (depreciation)                  47,132     (242,138)             2,303       (7,102)             1,213       (8,493)
Net increase resulting from
  operations                                1,564,544      688,780             69,463       20,636             31,131        3,796
                                     ------------------------------  ------------------------------  ------------------------------
Distributions to Shareholders:
From net investment income
   Institutional Class                       (876,706)  (1,382,515)           (44,733)     (67,517)           (24,018)     (34,948)
   Administrative Class                      (112,911)    (158,773)            (1,814)      (2,814)                 0         (210)
   Other Classes                             (106,450)    (159,950)                 0            0                  0            0
In excess of net investment income
   Institutional Class                              0      (59,361)                 0         (172)                 0         (514)
   Administrative Class                             0       (6,817)                 0           (7)                 0           (3)
   Other Classes                                    0       (6,868)                 0            0                  0            0

Total Distributions                        (1,096,067)  (1,774,284)           (46,547)     (70,510)           (24,018)     (35,675)
                                     ------------------------------  ------------------------------  ------------------------------
Fund Share Transactions:
Receipts for shares sold
   Institutional Class                      5,002,226    9,137,242            328,206      653,040            173,762      246,232
   Administrative Class                       830,924    2,193,159             15,806       31,950                101        8,282
   Other Classes                              889,558    2,171,970                  0            0                  0            0
Issued as reinvestment of distributions
   Institutional Class                        724,490    1,172,270             35,067       55,668             21,575       32,584
   Administrative Class                        85,971      113,239              1,810        2,786                314          195
   Other Classes                               52,925      128,441                  0            0                  0            0
Cost of shares redeemed
   Institutional Class                     (3,122,368)  (6,242,527)          (136,484)    (384,235)           (28,602)     (99,748)
   Administrative Class                      (392,867)    (953,360)           (32,376)     (30,450)               (72)         (40)
   Other Classes                             (526,894)  (1,223,161)                 0            0                  0            0
Net increase (decrease) resulting
   from Fund share transactions             3,543,965    6,497,273            212,029      328,759            167,078      187,505


Total Increase (Decrease) in
  Net Assets                                4,012,442    5,411,769            234,945      278,885            174,191      155,626
                                     ------------------------------  ------------------------------  ------------------------------
Net Assets:
Beginning of period                        31,536,273   26,124,504          1,320,311    1,041,426           645,736       490,110
End of period *                      $     35,548,715  $31,536,273   $      1,555,256  $ 1,320,311   $       819,927  $    645,736

*Including net undistributed
  (overdistributed) investment
  income of:                         $        (52,845) $   (57,894)  $           (858) $      (839)  $          (763) $       (794)

50     PIMCO Funds See accompanying notes


Moderate Duration Fund          Low Duration Fund               Low Duration Fund II            Low Duration Fund III
------------------------------  ------------------------------  ------------------------------  ------------------------------
Six Months Ended   Year Ended   Six Months Ended   Year Ended   Six Months Ended   Year Ended   Six Months Ended   Year Ended
   September 30,    March 31,      September 30,    March 31,      September 30,    March 31,      September 30,    March 31,
            2000         2000               2000         2000               2000         2000               2000         2000
     (Unaudited)                     (Unaudited)                     (Unaudited)                     (Unaudited)
$         14,568  $    21,172   $        142,985  $   265,005   $         17,498  $    27,138   $          1,304  $     1,716
           4,905      (11,288)            (3,659)     (47,944)               471       (4,803)                (6)        (484)
           3,243       (3,092)            28,341      (75,164)             5,386       (7,461)               416         (416)
          22,716        6,792            167,667      141,897             23,355       14,874              1,714          816
------------------------------  ------------------------------  ------------------------------  ------------------------------

         (14,521)     (20,651)          (124,929)    (229,827)           (17,535)     (26,955)            (1,305)      (1,701)
               0            0             (4,442)      (7,443)                (1)         (11)                 0           (1)
               0            0            (13,613)     (23,729)                 0            0                  0            0

               0         (532)                 0       (3,479)                 0         (132)                 0          (13)
               0            0                  0         (112)                 0            0                  0            0
               0            0                  0         (359)                 0            0                  0            0

         (14,521)     (21,183)          (142,984)    (264,949)           (17,536)     (27,098)            (1,305)      (1,715)
------------------------------  ------------------------------  ------------------------------  ------------------------------

         104,825      200,422          1,264,527    2,852,869            327,020      136,132              8,528       12,807
               0            0             39,612       87,882                 30          251                  0           46
               0            0            155,620      534,201                  0            0                  0            0

          14,328       20,913            107,522      199,668             16,072       25,816              1,301        1,702
               0            0              4,395        7,388                  1           12                  0            1
               0            0              9,109       18,941                  0            0                  0            0

         (69,981)    (137,218)        (1,199,533)  (2,872,755)          (113,702)     (96,194)            (5,849)      (7,810)
               0            0            (28,501)    (100,890)               (71)     (22,782)                 0          (43)
               0            0           (150,254)    (485,171)                 0            0                  0            0
          49,172       84,117            202,497      242,133            229,350       43,235              3,980        6,703

          57,367       69,726            227,180      119,081            235,169       31,011              4,389        5,804
------------------------------  ------------------------------  ------------------------------  ------------------------------

         387,126      317,400          3,990,328    3,871,247            468,068      437,057             32,359       26,555
$        444,493  $   387,126   $      4,217,508  $ 3,990,328   $        703,237  $   468,068   $         36,748  $    32,359

$           (189) $      (236)  $         (8,388) $    (8,390)  $           (435) $      (397)  $            (29) $       (28)


Short-Term Fund
------------------------------
Six Months Ended   Year Ended
   September 30,    March 31,
            2000         2000
     (Unaudited)
$         22,504  $    37,374
               0       (1,776)
           1,974       (3,309)
          24,478       32,289
------------------------------

         (18,808)     (31,112)
            (282)        (342)
          (3,357)      (5,911)

               0            0
               0            0
               0            0

         (22,447)     (37,365)
------------------------------
         264,774    1,202,372
           6,143       17,721
          71,902      138,529

          14,017       21,902
             140          234
           1,778        4,967

        (295,264)  (1,126,670)
         (17,394)      (6,533)
         (66,229)    (140,433)
         (20,133)     112,089

         (18,102)     107,013
------------------------------

         709,001      601,988
$        690,899  $   709,001

$            413  $       356

                           2000 Semi-Annual Report See accompanying notes     51

                                                                                                                     Investment
                                                                                                                     Grade
                                                                                                                     Corporate
Amounts in thousands                                 Money Market Fund               Long-Term U.S. Gov't Fund       Bond Fund
                                                     ------------------------------- ------------------------------- --------------

                                                     Six Months Ended    Year Ended  Six Months Ended    Year Ended    Period from
                                                        September 30,     March 31,     September 30,     March 31,      April 28,
Increase (Decrease) in Net Assets from:                          2000          2000              2000          2000        2000 to
                                                          (Unaudited)                     (Unaudited)                September 30,
                                                                                                                              2000
                                                                                                                       (Unaudited)
Operations:

Net investment income                                $         13,121    $   24,929  $         10,602    $   20,805  $         167
Net realized gain (loss)                                            0             0            10,643       (25,059)            21
Net change in unrealized appreciation
  (depreciation)                                                    0             0            (5,305)        7,958            113
Net increase (decrease) resulting from operations              13,121        24,929            15,940         3,704            301
                                                     ------------------------------- ------------------------------- --------------


Distributions to Shareholders:

From net investment income
  Institutional Class                                          (7,261)      (14,268)           (6,661)      (13,162)          (167)
  Administrative Class                                           (272)         (431)           (1,205)       (2,387)             0
  Other Classes                                                (5,594)      (10,224)           (2,766)       (5,222)             0
In excess of net investment income
  Institutional Class                                               0             0                 0             0              0
  Administrative Class                                              0             0                 0             0              0
  Other Classes                                                     0             0                 0             0              0
From net realized capital gains
  Institutional Class                                               0             0                 0             0              0
  Administrative Class                                              0             0                 0             0              0
  Other Classes                                                     0             0                 0             0              0
In excess of net realized capital gains
  Institutional Class                                               0             0                 0             0              0
  Administrative Class                                              0             0                 0             0              0
  Other Classes                                                     0             0                 0             0              0

Total Distributions                                           (13,127)      (24,923)          (10,632)      (20,771)          (167)
                                                     ------------------------------- ------------------------------- --------------


Fund Share Transactions:

Receipts for shares sold
  Institutional Class                                          69,548       382,805            41,611       170,823          5,000
  Administrative Class                                          8,818        45,030            11,395        47,739              0
  Other Classes                                             1,717,589     6,791,637            29,877        66,187              0
Issued as reinvestment of distributions
  Institutional Class                                           7,171        14,008             5,321        10,760            166
  Administrative Class                                            269           426             1,204         2,386              0
  Other Classes                                                 3,924         6,923             1,702         3,859              0
Cost of shares redeemed
  Institutional Class                                        (182,973)     (414,090)          (43,753)     (124,451)             0
  Administrative Class                                        (10,360)      (44,939)          (11,446)      (20,024)             0
  Other Classes                                            (1,800,215)   (6,778,173)          (26,238)      (66,603)             0
Net increase (decrease) resulting from Fund share            (186,229)        3,627             9,673        90,676          5,166
transactions

Total Increase (Decrease) in Net Assets                      (186,235)        3,633             14,981       73,609          5,300
                                                     ------------------------------- ------------------------------- --------------


Net Assets:

Beginning of period                                           541,523       537,890            355,247      281,638              0
End of period *                                      $        355,288    $  541,523  $         370,228   $  355,247  $       5,300

* Including net undistributed (overdistributed)
  investment income of:                              $             14    $      20   $              15   $       45  $           0



52     PIMCO Funds See accompanying notes

High Yield Fund                Total Return Mortgage Fund     GNMA Fund                      Real Return Bond Fund
----------------------------   ----------------------------   ----------------------------   -------------------------------
Six Months Ended  Year Ended   Six Months Ended  Year Ended   Six Months Ended  Year Ended   Six Months Ended     Year Ended
   September 30,   March 31,      September 30,   March 31,      September 30,   March 31,      September 30,      March 31,
            2000        2000               2000        2000               2000        2000               2000           2000
     (Unaudited)                    (Unaudited)                    (Unaudited)                    (Unaudited)
$        133,531  $  296,022   $            374   $     238   $           213    $     260   $         17,668      $   7,689
         (81,413)    (70,452)               335          (6)               10           35              3,736            317
          47,280    (263,887)               205         (78)               57          (86)              (575)         3,722
          99,398     (38,317)               914         154               280          209             20,829         11,728
----------------------------   ----------------------------   ----------------------------   -------------------------------

         (82,247)   (199,017)              (367)       (232)             (213)        (260)           (14,038)        (5,631)
         (17,282)    (25,769)                 0           0                 0            0               (152)             0
         (34,115)    (68,953)                (7)         (6)                0            0             (3,576)        (1,905)
               0      (1,453)                 0           0                 0            0                  0              0
               0        (188)                 0           0                 0            0                  0              0
               0        (503)                 0           0                 0            0                  0              0
               0           0                  0           0                 0            0                  0           (226)
               0           0                  0           0                 0            0                  0              0
               0           0                  0           0                 0            0                  0            (67)
               0           0                  0          (3)                0            0                  0              0
               0           0                  0           0                 0            0                  0              0
               0           0                  0           0                 0            0                  0              0

        (133,644)   (295,883)              (374)       (241)             (213)        (260)           (17,766)        (7,829)
----------------------------   ----------------------------   ----------------------------   -------------------------------

         357,174   1,221,190             12,500          51             3,497           27            225,852        197,599
          91,225     255,416                  0           0                 0            0             15,833              0
         169,763     597,715                292         176                 0            0             71,429         55,389
          70,251     176,340                366         235               212          261             12,140          4,405
          17,253      25,317                  0           0                 0            0                152              0
          17,035      40,061                  7           5                 0            0              2,363          1,416
        (578,600) (1,380,777)            (1,481)       (342)              (94)         (48)           (44,766)       (12,861)
         (30,931)   (135,307)                 0           0                 0            0             (3,373)             0
        (189,793)   (518,612)               (15)       (212)                0            0            (14,609)        (8,197)
         (76,623)    281,343             11,669         (87)            3,615          240            265,021        237,751

        (110,869)    (52,857)            12,209        (174)            3,682          189            268,084        241,650
----------------------------   ----------------------------   ----------------------------   -------------------------------

       3,170,393   3,223,250              4,137       4,311             4,308        4,119            269,861         28,211
$      3,059,524  $3,170,393   $         16,346   $   4,137   $         7,990    $   4,308   $        537,945      $ 269,861
$         (2,104) $   (1,991)  $              4   $       4   $            39    $      39   $            925      $   1,023
----------------------------   ----------------------------   ----------------------------   -------------------------------

Foreign Bond Fund
----------------------------
Six Months Ended  Year Ended
   September 30,   March 31,
            2000        2000
     (Unaudited)
$         17,020  $   35,220
           3,130       4,992
             603     (31,738)
          20,753       8,474
----------------------------

         (13,143)    (29,183)
            (157)       (256)
          (3,431)     (5,738)
               0           0
               0           0
               0           0
               0      (3,818)
               0         (40)
               0        (967)
               0      (2,885)
               0         (31)
               0        (731)

         (16,731)    (43,649)
----------------------------

          80,970     178,740
           2,506       4,784
          35,734      76,013
          11,333      28,907
             156         324
           2,777       6,155
         (75,719)   (286,997)
          (1,511)     (2,130)
         (20,724)    (45,879)
          35,522     (40,083)

          39,544     (75,258)
----------------------------

         545,525     620,783
$        585,069  $  545,525
$         15,404  $   15,115

                           2000 Semi-Annual Report See accompanying notes     53

Amounts in thousands                              Global Bond Fund         Global Bond Fund II        Emerging Markets Bond Fund
                                                  ------------------------ ------------------------   --------------------------

                                                     Six Months       Year    Six Months       Year   Six Months            Year
                                                          Ended      Ended         Ended      Ended        Ended           Ended
Increase (Decrease) in Net Assets from:           September 30,  March 31, September 30,      March    September       March 31,
                                                           2000       2000          2000   31, 2000     30, 2000            2000
                                                    (Unaudited)              (Unaudited)             (Unaudited)
Operations:
Net investment income (loss)                           $ 7,873    $ 16,673       $ 2,530    $ 3,256       $ 2,085        $ 2,012
Net realized gain (loss)                                (4,071)    (18,971)        2,453       (824)        1,304          1,254
Net change in unrealized appreciation (depreciation)    (9,368)     (2,619)       (2,035)      (803)          (58)         2,001
Net increase (decrease) resulting from operations       (5,566)     (4,917)        2,948      1,629         3,331          5,267
                                                  ------------------------ ------------------------   --------------------------

Distributions to Shareholders:
From net investment income
   Institutional Class                                  (7,723)    (13,418)       (2,173)    (2,569)      (1,437)          (968)
   Administrative Class                                    (63)       (139)             0          0        (557)          (914)
   Other Classes                                              0           0         (307)      (646)         (94)          (129)
In excess of net investment income
   Institutional Class                                        0     (1,627)             0       (41)            0             0
   Administrative Class                                       0        (17)             0          0            0             0
   Other Classes                                              0           0             0       (11)            0             0
From net realized capital gains
   Institutional Class                                        0           0             0          0            0             0
   Administrative Class                                       0           0             0          0            0             0
   Other Classes                                              0           0             0          0            0             0
In excess of net realized capital gains
   Institutional Class                                        0           0             0       (95)            0             0
   Administrative Class                                       0           0             0          0            0             0
   Other Classes                                              0           0             0       (26)            0             0
Tax basis return of capital
   Institutional Class                                        0     (1,534)             0          0            0             0
   Administrative Class                                       0        (16)             0          0            0             0
   Other Classes                                              0           0             0          0            0             0

Total Distributions                                     (7,786)    (16,751)       (2,480)    (3,388)      (2,088)        (2,011)
                                                  ------------------------ ------------------------   --------------------------

Fund Share Transactions:
Receipts for shares sold
   Institutional Class                                  127,525      90,144         6,908     59,618       23,555        16,701
   Administrative Class                                   1,539       7,497             0          0          378        25,789
   Other Classes                                              0           0           754      4,394        1,404           979
Issued in reorganization
   Institutional Class                                        0           0             0          0            0             0
   Other Classes                                              0           0             0          0            0             0
Issued as reinvestment of distributions
   Institutional Class                                    4,147      10,736         1,762      2,526        1,337           888
   Administrative Class                                      52         172             0          0          557           915
   Other Classes                                              0           0           233        545           39            73
Cost of shares redeemed
   Institutional Class                                 (72,806)    (74,885)      (32,688)    (5,204)        (478)        (9,797)
   Administrative Class                                 (1,392)     (6,530)             0          0      (3,300)       (15,204)
   Other Classes                                              0           0       (2,241)    (5,615)      (1,003)          (311)
Net increase (decrease) resulting from Fund share        59,065      27,134      (25,272)     56,264       22,489        20,033
transactions

Total Increase (Decrease) in Net Assets                  45,713       5,466      (24,804)     54,505       23,732        23,289
                                                  ------------------------ ------------------------   --------------------------

Net Assets:
Beginning of period                                     273,776     268,310        97,049     42,544       27,847         4,558
End of period *                                       $ 319,489   $ 273,776      $ 72,245   $ 97,049     $ 51,579      $ 27,847

* Including net undistributed (overdistributed)       $ (9,670)   $ (9,757)      $    939   $    889     $    859      $    862
investment income of:

54     PIMCO Funds See accompanying notes


Strategic Balanced Fund       Convertible Fund         StockPLUS Fund                Municipal Bond Fund
---------------------------   -----------------------  -------------------------     -------------------------
   Six Months          Year   Six Months        Year      Six Months        Year      Six Months         Year
        Ended         Ended        Ended       Ended           Ended       Ended           Ended        Ended
September 30,     March 31,    September    March 31,  September 30,   March 31,   September 30,    March 31,
         2000          2000     30, 2000         2000           2000        2000            2000         2000
  (Unaudited)                (Unaudited)                 (Unaudited)                 (Unaudited)

      $ 2,788      $ 8,094      $  (81)       $  293       $  20,908    $ 98,837       $ 1,244         $ 2,314
        1,714         (274)     (2,021)        7,821          82,269      38,756           342            (919)
       (5,512)       4,531      (2,991)       27,966        (154,029)     87,250           710          (2,965)
       (1,010)      12,351      (5,093)       36,080         (50,852)    224,843         2,296          (1,570)
---------------------------   -----------------------  -------------------------     -------------------------

       (1,842)      (7,057)      (1,024)        (276)        (11,560)    (45,176)         (280)           (244)
          (23)         (25)          (3)           0)           (641)     (3,216)          (90)           (115)
         (826)      (1,345)        (110)         (17)        (11,931)    (59,577)         (871)         (1,949)

            0            0            0       (1,195)              0           0             0               0
            0            0            0            0               0           0             0               0
            0            0            0          (76)              0           0             0               0

            0       (1,427)           0         (577)              0     (37,300)            0               0
            0           (7)           0            0               0      (2,793)            0               0
            0         (347)           0          (42)              0     (55,442)            0               0

            0       (2,868)           0            0               0     (19,356)            0               0
            0          (13)           0            0               0      (1,450)            0               0
            0         (698)           0            0               0     (28,771)            0               0

            0            0            0            0               0           0             0               0
            0            0            0            0               0           0             0               0
            0            0            0            0               0           0             0               0

       (2,691)     (13,787)      (1,137)      (2,183)        (24,132)   (253,081)       (1,241)         (2,308)
---------------------------   -----------------------  -------------------------     -------------------------

        2,032        8,040       38,114      176,112         128,000     218,329        11,878           4,203
           70          956          410            0          12,073      63,727         1,601           3,032
        4,593       12,505       12,913       14,391         131,710     512,940         5,782          16,283

            0       35,908            0            0               0           0             0               0
            0       30,872            0            0               0           0             0               0
        1,764        7,091          960        1,984          11,241      99,393           278             239
           23           45            0            0             635       7,404            90             113
          644        2,065            7          120           9,367     133,688           481           1,286
      (74,557)     (26,925)     (68,411)     (41,632)        (93,861)   (201,504)       (6,486)         (4,329)
         (216)        (293)           0            0          (1,590)    (52,930)         (367)         (1,268)
       (5,035)     (11,948)      (2,121)        (841)       (188,055)   (455,756)      (10,647)        (21,656)
      (70,682)      58,316      (18,128)     150,134           9,520     325,291         2,610          (2,097)

      (74,383)      56,880      (24,358)     184,031         (65,464)    297,053         3,665          (5,975)
---------------------------   -----------------------  -------------------------     -------------------------

      154,998       98,118      184,031            0       1,498,795   1,201,742        52,583          58,558
     $ 80,615    $ 154,998    $ 159,673    $ 184,031     $ 1,433,331 $ 1,498,795      $ 56,248        $ 52,583

     $  1,892    $   1,795    $   4,294    $   5,512     $    35,165 $    38,390      $      7        $      4


Short Duration
Municipal Income Fund
-----------------------------------
      Six Months            Period
           Ended              from
   September 30,         August 31
            2000           1999 to
     (Unaudited)    March 31, 2000

         $ 264             $ 244
            20               (25)
            57                 6
           341               225
-----------------------------------

          (264)             (241)
             0                 0
             0                 0

             0                 0
             0                 0
             0                 0

             0                 0
             0                 0
             0                 0

             0                 0
             0                 0
             0                 0

             0                 0
             0                 0
             0                 0

          (264)             (241)
-----------------------------------

         2,134            10,500
             0                 0
             0                10

             0                 0
             0                 0

           263               241
             0                 0
             0                 0

           (50)                0
             0                 0
             0                 0
         2,347            10,751

         2,424            10,735
-----------------------------------
        10,735                 0
      $ 13,159          $ 10,735

      $      3          $      3

                           2000 Semi-Annual Report See accompanying notes     55

                                                                      California
                                         California Intermediate      Municipal      New York Municipal
Amounts in thousands                     Municipal Bond Fund          Bond Fund      Bond Fund
                                         ---------------------------  ------------  -------------------------
                                            Six Months   Period from   Period from   Six Months        Period
Increase (Decrease) in Net Assets from:          Ended    August 31,  May 16, 2000        Ended   from August
                                         September 30,          1999  to September    September      31, 1999
                                                  2000  to March 31,      30, 2000     30, 2000      to March
                                           (Unaudited)          2000   (Unaudited)  (Unaudited)      31, 2000
Operations:
Net investment income                        $   1,531     $     106      $   198      $    67       $    70
Net realized gain (loss)                           343            (5)         368           35            (4)
Net change in unrealized appreciation
 (depreciation)                                  2,420            72          224           51            (8)
Net increase resulting from operations           4,294           173          790          153            58
                                         ---------------------------  ------------  -------------------------

Distributions to Shareholders:
From net investment income
   Institutional Class                          (1,117)          (97)        (198)         (67)          (70)
   Administrative Class                            (26)            0            0            0             0
   Other Classes                                  (426)           (8)           0            0             0
In excess of net realized capital gains
   Institutional Class                               0            (6)           0            0            (6)
   Administrative Class                              0             0            0            0             0
   Other Classes                                     0            (1)           0            0             0

Total Distributions                             (1,569)         (112)        (198)         (67)          (76)
                                         ---------------------------  ------------  -------------------------
Fund Share Transactions:
Receipts for shares sold
   Institutional Class                          87,248         8,840       18,619            0         3,000
   Administrative Class                          1,550            10            0            0             0
   Other Classes                                31,556         1,889           20            0            20
Issued in reorganization
   Other Classes                                     0             0            0            0             0
Issued as reinvestment of distributions
   Institutional Class                           1,088            91          183           68            76
   Administrative Class                             25             0            0            0             0
   Other Classes                                   424            12            0            0             0
Cost of shares redeemed
   Institutional Class                         (30,771)         (556)     (10,286)           0             0
   Administrative Class                            (10)            0            0            0             0
   Other Classes                                (3,572)         (119)           0            0             0
Net increase resulting from Fund share
 transactions                                   87,538        10,167        8,536           68         3,096

Total Increase in Net Assets                    90,263        10,228        9,128          154         3,078
                                         ---------------------------  ------------  -------------------------

Net Assets:

Beginning of period                             10,228             0            0        3,078             0
End of period *                              $ 100,491      $ 10,228      $ 9,128      $ 3,232       $ 3,078

* Including net undistributed
   (overdistributed) investment
   income of:                                $     (37)     $      1     $     0      $      0       $     0

56     PIMCO Funds See accompanying notes

Statements of Cash Flows

                                                            Long-Term
Amounts in thousands                                        U.S. Gov't    Real Return    Foreign       Global       Global
                                                            Fund          Bond Fund      Bond Fund     Bond Fund    Bond Fund II
                                                            ----------    -----------    ---------     ---------    ------------
Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities
Sales of Fund shares                                        $    82,252   $   307,065    $   119,210   $ 129,079    $   7,542
Redemptions of Fund shares                                      (81,149)      (63,063)       (97,844)    (69,817)     (34,813)
Cash distributions paid                                          (2,866)       (3,148)        (2,404)     (3,676)        (436)
Increase (decrease) from financing transactions                 224,916       422,249        (43,910)     16,369       14,758
Net increase (decrease) from financing activities               223,153       663,103        (24,948)     71,955      (12,949)

Operating Activities
Purchases of long-term securities and foreign currency       (4,335,321)   (1,820,178)    (1,904,922)   (877,972)    (259,461)
Proceeds from sales of long-term securities and foreign       4,121,165     1,226,460      1,986,404     847,662      268,516
currency
Purchases of short-term securities (net)                        (11,644)      (68,272)       (66,101)    (46,269)         468
Net investment income                                            10,603        17,668         17,021       7,874        2,529
Change in other receivables/payables (net)                       (5,020)      (18,215)           475        (328)        (396)
Net increase (decrease) from operating activities              (220,217)     (662,537)        32,877     (69,033)      11,656
                                                            -----------   -----------    -----------   ---------     --------
Net Increase in Cash and Foreign Currency                         2,936           566          7,929       2,922       (1,293)
                                                            -----------   -----------    -----------   ---------     --------
Cash and Foreign Currency
Beginning of period                                                   1           334          9,658       6,695        2,576
End of period                                               $     2,937   $       900    $    17,587   $   9,617    $   1,283

                           2000 Semi-Annual Report See accompanying notes     57

Schedule of Investments

Total Return Fund
September 30, 2000 (Unaudited)
                                            Principal
                                               Amount        Value
                                               (000s)        (000s)
-------------------------------------------------------------------
CORPORATE BONDS & NOTES 41.0%
-------------------------------------------------------------------
Banking & Finance 27.9%
AB Spintab
        6.800% due 12/29/2049                 $   250       $   244
Abbey National Capital Trust I
        8.960% due 12/29/2049                  24,700        24,842
Abbey National PLC
        6.700% due 06/29/2049                   5,000         4,513
Abbey National Treasury Service
        6.630% due 05/23/2001                     240           240
ABN AMRO Mortgage Corp.
        7.250% due 05/31/2005                     150           151
Aetna, Inc.
        6.750% due 08/15/2001                     250           249
        7.250% due 08/15/2023                      50            46
Air 2 US
        8.030% due 10/01/2020                     300           305
Allstate Corp.
        6.750% due 05/15/2018                     280           252
        6.900% due 05/15/2038                  87,200        74,575
Amerco, Inc.
        7.140% due 10/15/2002                  15,000        14,439
American Express
        8.500% due 08/15/2001                     350           355
        5.630% due 01/22/2004                  11,900        11,470
        7.450% due 08/10/2005                   1,000         1,008
American General Finance
        6.050% due 07/02/2001                   3,000         2,985
        6.880% due 12/14/2001                   1,600         1,601
        7.450% due 07/01/2002                     200           202
        6.250% due 12/18/2002                   1,165         1,149
        6.380% due 03/01/2003                     350           346
        8.130% due 03/15/2046                     270           259
American Health Properties, Inc.
        7.050% due 01/15/2002                     700           683
AON Capital Trust `A'
        8.210% due 01/01/2027                     725           667
Archstone Communities Trust
        6.750% due 10/23/2000                     600           600
Aristar, Inc.
        7.380% due 09/01/2004                  20,000        19,983
Associates Corp. of North America
        6.630% due 05/15/2001                   1,300         1,299
        6.700% due 05/29/2001                     100           100
        7.000% due 07/23/2001                     500           501
        6.780% due 08/27/2001 (d)              13,500        13,534
        6.450% due 10/15/2001                  23,600        23,530
        7.500% due 04/15/2002                     185           187
        6.500% due 07/15/2002                     750           747
        5.750% due 11/01/2003                   5,175         5,015
        5.800% due 04/20/2004                     450           434
        6.630% due 06/15/2005                     100            98
Associates First Capital Corp.
        6.000% due 12/01/2002                     500           493
AT&T Capital Corp.
        7.500% due 11/15/2000                   5,000         5,004
        6.880% due 01/16/2001                     230           230
        6.250% due 05/15/2001                  19,443        19,379
        7.000% due 08/15/2001                  20,900        20,920
        7.110% due 09/13/2001 (d)               1,030         1,032
        6.900% due 01/30/2002                   1,000         1,000
        6.750% due 02/04/2002                   1,925         1,921
        7.010% due 04/23/2002 (d)              74,000        74,205
AVCO Financial Services
        7.380% due 08/15/2001                     300           301
        5.750% due 01/23/2006                     125           125
Banco Latinoamericano SA
        6.500% due 04/02/2001                     950           947
        7.170% due 06/04/2001                   5,000         4,998
        7.880% due 11/30/2001                   9,500         9,528
Banco Nacional de Comercio Exterior
        7.250% due 02/02/2004                  25,050        24,236
       11.250% due 09/20/2005                  14,250        14,254
Banesto Delaware
        8.250% due 07/28/2002                  28,900        29,377
Bank of America Corp.
   6.730% due 02/26/2001 (d)                    3,000         3,001
   6.680% due 03/05/2001 (d)                   44,000        43,992
   9.500% due 04/01/2001                          235           238
   6.750% due 02/20/2002 (d)                   35,180        35,153
   8.130% due 06/15/2002                          350           357
   7.750% due 07/15/2002                          360           365
   7.200% due 09/15/2002                        1,000         1,005
   7.500% due 10/15/2002                        1,200         1,214
   6.850% due 03/01/2003                           65            65
   6.880% due 06/01/2003                          100           100
   6.380% due 05/15/2005                        1,000           971
   7.880% due 05/16/2005                          600           621
   8.380% due 05/01/2007                            1             1
   9.380% due 09/15/2009                       12,950        14,301
   7.800% due 02/15/2010                       84,000        86,597
   8.570% due 11/15/2024                          125           134
Bank of Tokyo - Mitsubishi
   8.400% due 04/15/2010                      112,200       114,369
Bank One Corp.
   6.790% due 04/19/2001 (d)                    2,000         2,003
   6.730% due 09/04/2001 (d)                   14,000        14,005
BankBoston Corp.
   6.130% due 03/15/2002                       12,500        12,358
   6.880% due 07/14/2003 (d)                   30,000        29,933
Bankers Trust Corp.
   9.400% due 03/01/2001                          385           389
   6.750% due 10/03/2001                          500           499
   7.500% due 01/15/2002                          250           252
   8.130% due 05/15/2002                          300           305
   7.130% due 07/31/2002                          150           150
   6.790% due 05/11/2003 (d)                   82,800        82,787
   6.000% due 10/15/2008                          500           448
   8.090% due 12/01/2026                          275           251
Banponce Financial Corp.
   6.460% due 11/13/2001                       13,000        12,931
Barclays Bank PLC
   8.550% due 09/29/2049                       15,000        15,100
Bayerische Landesbank NY
   6.200% due 02/09/2006                          250           240
Bear Stearns Co., Inc.
   9.380% due 06/01/2001                          125           127
   6.900% due 01/28/2002 (d)                   11,250        11,241
   7.040% due 04/05/2002 (d)                   25,000        25,074
   6.960% due 05/07/2002 (d)                    4,300         4,299
   7.090% due 08/01/2002 (d)                   53,600        53,711
   7.010% due 12/16/2002 (d)                   48,900        48,955
   6.130% due 02/01/2003                           25            25
   7.130% due 03/28/2003 (d)                   65,800        65,801
   6.750% due 04/15/2003                          105           104
   7.030% due 05/06/2003 (d)                   13,000        13,060
   7.010% due 05/16/2003 (d)                   40,700        40,895
   6.870% due 07/22/2003 (d)                   19,000        19,078
   6.150% due 03/02/2004                          150           145
   8.750% due 03/15/2004                           75            79
   7.100% due 06/01/2004 (d)                    9,265         9,329
   6.630% due 10/01/2004                          250           245
   7.360% due 11/30/2004 (d)                      400           401
   7.040% due 03/18/2005 (d)                   37,000        37,081
   6.250% due 07/15/2005                       25,000        23,968
   6.750% due 12/15/2007                        2,000         1,911
Beaver Valley Funding Corp.
   8.250% due 06/01/2003                          405           401
Beneficial Corp.
   6.390% due 01/09/2001 (d)                   16,000        16,001
   6.770% due 01/09/2002 (d)                      500           502
   6.870% due 03/01/2002 (d)                   50,000        50,078
   8.000% due 06/18/2002                          400           406
   6.030% due 01/14/2003                          320           313
Bombardier Capital, Inc.
   6.000% due 01/15/2002                       28,000        27,551
   7.300% due 12/15/2002                        9,000         8,950
   7.210% due 06/09/2032 (d)                   16,150        16,008
BTM Holdings
   7.160% due 09/29/2049 (d)                    6,000         6,000

58     PIMCO Funds See accompanying notes

                                            Principal
                                               Amount        Value
                                               (000s)        (000s)
-------------------------------------------------------------------
Caithness Coso Fund Corp.
   6.800% due 12/15/2001                     $  9,441      $  9,348
Case Credit Corp.
   5.850% due 02/20/2001 (d)                    1,600         1,592
Caterpillar Financial Service Corp.
   6.890% due 02/11/2002 (d)                      700           701
   6.930% due 11/04/2002 (d)                    1,000         1,001
   6.910% due 12/27/2002 (d)                   25,000        24,990
Chase Manhattan Corp.
   8.500% due 02/15/2002                          200           204
   5.750% due 04/15/2004                          150           144
Chemical Banking Corp.
   6.130% due 11/01/2008                          400           367
Chrysler Financial Co. LLC
   5.860% due 01/16/2001                          500           498
   6.650% due 06/11/2001 (d)                   21,400        21,411
   5.690% due 11/15/2001                          650           642
   5.400% due 01/15/2002                       15,750        15,428
   6.950% due 03/25/2002                           50            50
   6.750% due 07/17/2002 (d)                   20,000        20,012
   6.760% due 08/08/2002 (d)                   37,000        37,049
   6.800% due 02/03/2003 (d)                   35,000        34,985
   6.790% due 03/06/2003 (d)                   25,000        25,211
   6.780% due 03/10/2003 (d)                   10,000        10,084
   6.740% due 06/18/2003                       35,000        34,990
Chubb Capital Corp.
   6.880% due 02/01/2003                          100           100
Cincinnati Financial Corp.
   6.900% due 05/15/2028                      111,870        97,327
CIT Group, Inc.
   6.200% due 10/20/2000                          525           525
   6.810% due 09/13/2002 (d)                    1,900         1,900
   7.110% due 10/01/2002 (d)                      600           602
   7.380% due 03/15/2003                          500           504
CIT Holdings LLC
   6.880% due 02/16/2005                        7,500         7,412
Citigroup, Inc.
   6.820% due 05/24/2001 (d)                  139,000       139,093
   6.710% due 09/17/2001 (d)                       65            65
   6.710% due 06/27/2002 (d)                   11,450        11,431
   6.380% due 09/15/2002                          115           114
   6.810% due 11/12/2002 (d)                   30,000        29,992
   8.000% due 02/01/2003                          250           255
   5.800% due 03/15/2004                          200           194
   6.500% due 08/01/2004                          400           393
   7.750% due 06/15/2006                       15,655        16,138
Comerica, Inc.
   7.250% due 06/15/2007                          200           198
Commercial Credit Co.
   5.550% due 02/15/2001                        1,300         1,294
   8.250% due 11/01/2001                        2,500         2,536
   6.880% due 05/01/2002                          335           335
   7.750% due 03/01/2005                          550           564
Countrywide Home Loans
   6.250% due 04/15/2009                          600           547
Credit Asset Receivable
   6.270% due 10/31/2003                       38,322        37,814
DaimlerChrysler Financial Services
LLC
   6.790% due 02/10/2003 (d)                    2,000         2,000
DBS Group Holdings Ltd.
   7.880% due 08/10/2009                        6,000         6,037
Deutsche Bank Capital Trust I
   7.870% due 12/29/2049                        5,875         5,606
Deutsche Bank Financial
   7.500% due 04/25/2009                        3,000         3,009
Dillard Investment Co., Inc.
   9.250% due 02/01/2001                          300           302
Donaldson, Lufkin & Jenrette, Inc.
   6.910% due 09/18/2002 (d)                   13,600        13,602
   6.170% due 07/15/2003                       20,000        19,543
   5.630% due 02/15/2016                        5,000         4,924
Dow Capital BV
   7.130% due 01/15/2003                          100           100
Dresdner Bank-New York
   6.630% due 09/15/2005                        1,000           975
Dresdner Funding Trust I
     8.150% due 06/30/2031                     36,805        33,004
Duke Capital Corp.
     7.250% due 10/01/2004                     19,000        19,139
Edison Funding
     6.950% due 12/19/2000                      7,000         6,999
Export-Import Bank Korea
     7.250% due 06/25/2001                      2,600         2,589
     7.130% due 09/20/2001                     12,370        12,257
     6.500% due 02/10/2002                     14,691        14,493
     6.500% due 11/15/2006                      6,445         6,277
     7.100% due 03/15/2007                     15,250        15,153
Exxon Capital Corp.
     7.450% due 12/15/2001                        250           252
     6.130% due 09/08/2008                      2,000         1,911
Farmers Insurance
     8.630% due 05/01/2024                        275           271
Finova Capital Corp.
     5.880% due 10/15/2001                      1,000           845
     7.340% due 11/08/2002 (d)                 51,350        41,760
     7.190% due 04/08/2003 (d)                    300           256
     6.910% due 06/18/2003 (d)                 32,300        28,263
     6.330% due 11/24/2003                      1,300           979
First Chicago Corp.
     9.250% due 11/15/2001                        250           256
     6.740% due 03/11/2002 (d)                 10,000        10,023
     6.840% due 07/28/2003 (d)                     50            50
First Interstate Bancorp
    10.880% due 04/15/2001                        200           204
     8.880% due 01/01/2009 (l)                    152           155
First National Bank Chicago
     8.080% due 01/05/2018                        250           262
First Security Corp.
     5.880% due 11/01/2003                      9,325         9,033
First Union Corp.
     8.130% due 06/24/2002                        150           152
     7.100% due 08/15/2004                      3,000         2,987
     7.700% due 02/15/2005                      4,000         4,080
     6.380% due 01/15/2009                        500           461
Firstar Bank NA
     7.800% due 07/05/2010                     35,900        36,548
Fleet Financial Group, Inc.
     9.900% due 06/15/2001                        200           204
Ford Capital BV
     9.500% due 06/01/2010                        200           221
Ford Motor Credit Corp.
     6.380% due 10/06/2000                      1,300         1,300
     6.250% due 11/08/2000                        750           750
     7.020% due 06/07/2001                      1,000         1,001
     6.810% due 09/03/2001 (d)                 27,000        27,039
     7.000% due 09/25/2001                      1,125         1,127
     6.850% due 10/15/2001 (d)                 13,000        13,012
     6.840% due 11/16/2001 (d)                 76,800        76,868
     8.240% due 01/15/2002                         85            86
     6.860% due 01/17/2002 (d)                 53,945        53,762
     8.200% due 02/15/2002                        500           508
     6.500% due 02/28/2002                      1,710         1,702
     6.810% due 03/19/2002 (d)                 28,208        28,329
     6.870% due 04/29/2002 (d)                 33,000        33,033
     6.900% due 05/21/2002 (d)                  4,000         4,004
     6.880% due 05/23/2002                     14,000        14,001
     6.820% due 06/04/2002 (d)                 12,000        12,002
     6.990% due 07/16/2002 (d)                111,680       111,920
     6.910% due 08/01/2002 (d)                 36,000        36,002
     6.550% due 09/10/2002                      4,000         3,979
     6.880% due 10/15/2002 (d)                 14,000        13,993
     7.750% due 11/15/2002                      5,730         5,824
     6.820% due 12/16/2002 (d)                 56,000        55,859
     6.000% due 01/14/2003                      1,000           978
     7.500% due 01/15/2003                        250           252
     6.860% due 02/03/2003 (d)                 30,000        29,925
     6.780% due 02/13/2003 (d)                100,000       100,041
     6.810% due 02/13/2003 (d)                250,185       249,875
     6.850% due 03/17/2003 (d)                 21,000        20,973
     6.130% due 04/28/2003                     26,130        25,566

                           2000 Semi-Annual Report See accompanying notes     59

Total Return Fund

September 30, 2000 (Unaudited)
                                            Principal
                                               Amount        Value
                                               (000s)        (000s)
-------------------------------------------------------------------
   6.940% due 06/02/2003 (d)                 $ 38,100      $ 38,142
   6.950% due 06/20/2003 (d)                   10,000        10,007
   6.630% due 06/30/2003                          775           766
   6.950% due 11/24/2003 (d)                   32,000        31,989
   5.750% due 02/23/2004                        1,620         1,547
   6.960% due 04/26/2004 (d)                   53,000        52,926
   6.890% due 05/21/2004 (d)                   22,200        22,102
   6.870% due 06/02/2004 (d)                    1,500         1,492
   6.700% due 07/16/2004                       92,905        91,080
   7.080% due 07/19/2004 (d)                  174,500       174,656
   8.250% due 02/23/2005                        2,500         2,592
   7.500% due 03/15/2005                       17,000        17,107
   6.900% due 04/28/2005 (d)                   58,000        57,841
   7.230% due 06/30/2005 (d)                   65,000        65,025
   7.170% due 07/18/2005 (d)                  182,100       182,418
   6.780% due 08/27/2006 (d)                   27,500        27,503
   7.200% due 06/15/2007                           25            25
   5.800% due 01/12/2009                          155           138
Fuji Bank Ltd.
   9.870% due 12/31/2049 (d)                   25,475        24,953
General Electric Capital Corp.
   8.380% due 03/01/2001                        1,415         1,423
   6.020% due 05/04/2001                        1,000           996
   5.500% due 11/01/2001                           50            49
   5.650% due 03/31/2003                          125           122
   6.210% due 12/09/2005                          400           391
   7.880% due 12/01/2006                           30            32
   8.300% due 09/20/2009                        1,125         1,198
General Motors Acceptance Corp.
   5.800% due 04/09/2001                        8,340         8,302
   6.800% due 04/17/2001                        4,800         4,800
   5.950% due 04/20/2001                       22,150        22,059
   6.700% due 04/30/2001                        3,000         2,999
   7.130% due 05/01/2001                       44,395        44,461
   6.750% due 06/05/2001                          880           880
   6.880% due 07/15/2001                        1,000         1,000
   6.760% due 10/22/2001 (d)                   25,700        25,685
   7.070% due 11/26/2001 (d)                   19,000        19,119
   6.380% due 12/01/2001                          765           762
   6.760% due 12/10/2001 (d)                    2,200         2,200
   9.630% due 12/15/2001                        5,650         5,824
   7.040% due 12/17/2001 (d)                   13,000        13,084
   6.840% due 01/08/2002 (d)                    3,000         3,011
   6.630% due 01/10/2002                          500           497
   6.810% due 01/28/2002 (d)                   13,000        13,007
   6.800% due 02/01/2002 (d)                   36,700        36,724
   6.750% due 02/07/2002                        1,590         1,587
   6.840% due 03/15/2002 (d)                   10,215        10,268
   7.750% due 03/25/2002                          125           127
   6.840% due 04/29/2002 (d)                  221,144       221,840
   7.000% due 09/15/2002                          250           251
   6.630% due 10/01/2002                        5,000         4,968
   6.570% due 10/07/2002 (d)                    1,100         1,101
   6.780% due 11/12/2002 (d)                   10,200        10,198
   6.880% due 11/12/2002 (d)                   22,995        23,022
   6.860% due 12/09/2002 (d)                   64,050        64,114
   6.750% due 12/10/2002                          500           499
   6.200% due 12/15/2002                          500           493
   5.480% due 12/16/2002                          150           146
   6.000% due 01/15/2003                          990           971
   5.880% due 01/22/2003                       75,500        73,769
   6.840% due 02/14/2003 (d)                   10,000         9,986
   6.750% due 03/15/2003                       40,125        39,928
   7.130% due 05/01/2003                       36,000        36,171
   7.400% due 07/20/2003 (d)                    9,577         9,569
   6.790% due 08/18/2003 (d)                  102,940       102,690
   5.550% due 09/15/2003                       32,000        30,830
   6.630% due 10/20/2003                        2,000         1,982
   5.750% due 11/10/2003                        1,000           965
   7.020% due 04/05/2004 (d)                   27,900        27,861
   6.930% due 05/28/2004 (d)                   73,000        73,801
   6.850% due 06/17/2004                        1,200         1,190
   7.090% due 07/21/2004 (d)                   10,000        10,009
   7.360% due 09/20/2004 (d)                   20,058        20,040
   6.650% due 11/17/2005                          500           489
   6.150% due 04/05/2007                          150           140
   8.950% due 07/02/2009                       19,971        20,803

                                            Principal
                                               Amount        Value
                                               (000s)        (000s)
-------------------------------------------------------------------
Gold Eagle Capital Ltd.
     12.130% due 04/15/2001                 $  46,300      $ 46,300
Golden State Holdings
     2.280% due 01/01/2000                         15           346
     6.750% due 08/01/2001                      1,950         1,920
Goldman Sachs Group
     6.200% due 12/15/2000                      6,500         6,489
     6.710% due 01/12/2001 (d)                 25,000        25,041
     6.900% due 01/25/2001 (d)                 27,400        27,416
     6.920% due 02/20/2001 (d)                  3,000         3,004
     7.000% due 04/16/2001 (d)                 18,000        17,999
     6.920% due 12/07/2001 (d)                 25,000        25,057
     7.090% due 02/18/2002 (d)                  2,300         2,315
     7.060% due 01/16/2003 (d)                 15,000        15,097
     6.960% due 01/17/2003 (d)                147,500       147,700
     7.070% due 05/23/2003 (d)                 75,000        75,074
     6.930% due 02/10/2004 (d)                 10,000         9,847
     7.220% due 02/19/2004 (d)                 10,000        10,153
     6.920% due 06/02/2004 (d)                 15,000        14,743
     6.630% due 12/01/2004                        275           270
     7.630% due 08/17/2005                     40,000        40,841
     7.390% due 02/09/2009 (d)                 10,000        10,432
     6.500% due 02/25/2009                        140           130
GS Escrow Corp.
     7.710% due 08/01/2003 (d)                    500           485
Hansol Paper Co. Ltd.
     8.940% due 05/24/2001 (d)                 20,000        20,200
Hartford Life, Inc.
     6.900% due 06/15/2004                        600           595
Heller Financial, Inc.
     6.250% due 03/01/2001                     25,000        24,943
     6.920% due 06/25/2001 (d)                 76,050        76,106
     5.750% due 09/25/2001                      1,400         1,380
     7.070% due 10/22/2001 (d)                 19,200        19,240
     6.500% due 11/01/2001                        250           249
     7.590% due 11/09/2001 (d)                  2,500         2,517
     6.890% due 04/26/2002 (d)                 12,000        11,988
     6.850% due 05/07/2002 (d)                  2,000         1,998
     6.850% due 05/13/2002 (d)                 10,000         9,988
     7.000% due 05/15/2002                        900           897
     7.120% due 07/24/2002 (d)                 16,200        16,223
     6.940% due 04/28/2003 (d)                 26,000        25,911
     6.970% due 04/28/2003 (d)                 55,750        55,509
Hertz Corp.
     7.000% due 07/15/2003                     13,300        13,155
Home Savings of America
     6.000% due 11/01/2000                     14,175        14,161
Household Bank
     6.820% due 09/26/2001 (d)                  9,000         8,999
     6.910% due 10/22/2003 (d)                 15,000        14,952
Household Capital Trust
     7.010% due 06/26/2004 (d)                 13,925        13,302
Household Finance Corp.
     6.780% due 06/22/2001 (d)                  3,000         3,004
     6.860% due 08/01/2001 (d)                  1,500         1,501
     6.860% due 11/01/2001 (d)                  3,000         3,000
     6.840% due 05/07/2002 (d)                 40,850        40,983
     6.890% due 05/24/2002 (d)                113,800       113,894
     7.080% due 06/03/2002                     15,000        15,013
     5.880% due 11/01/2002                        200           196
     6.910% due 06/24/2003                     35,000        35,022
     6.920% due 06/24/2003 (d)                 31,000        31,027
     7.000% due 08/01/2003                     20,000        19,943
     6.500% due 11/15/2008                      2,000         1,878
Household Netherlands BV
     6.130% due 03/01/2003                     18,100        17,646
HSBC Capital Funding LP
    10.180% due 12/29/2049                     10,000        11,086
    10.180% due 12/31/2049                    106,400       112,685
HypoVereinsbank
     8.740% due 06/30/2031                     12,400        11,831
Industrial Bank of Korea
     7.100% due 10/15/2001                      3,290         3,224

60     PIMCO Funds See accompanying notes

                                            Principal
                                               Amount        Value
                                               (000s)        (000s)
-------------------------------------------------------------------
Inter-American Development Bank
     8.880% due 06/01/2009                     $  200         $ 227
     7.380% due 01/15/2010                      4,200         4,374
International Bank for Reconstruction &
Development
     7.000% due 01/27/2005                      1,000         1,018
International Lease Finance Corp.
     5.780% due 03/01/2001                        500           498
     5.930% due 07/15/2003                     14,000        13,613
J.P. Morgan & Co.
     5.750% due 02/25/2004                     22,800        21,969
     6.700% due 11/01/2007                         30            29
     6.000% due 01/15/2009                     37,000        34,095
     8.080% due 02/15/2012                        600           519
JET Equipment Trust
    10.000% due 06/15/2012                         80            88
    10.690% due 05/01/2015                        100           117
John Hancock
     7.380% due 02/15/2024                        360           333
KBC Bank Fund Trust III
     9.860% due 11/29/2049 (d)                  5,700         5,965
Key Bank NA
     7.550% due 09/15/2006                        350           354
Kimco Realty Corp.
     6.500% due 10/01/2003                        200           195
Korea Development Bank
     7.680% due 10/06/2000 (d)                  5,000         5,000
     6.510% due 10/20/2000                     11,000        10,976
     7.130% due 09/17/2001                     10,055        10,041
     8.600% due 03/25/2002                      6,600         6,723
     6.500% due 11/15/2002                        440           431
     7.130% due 04/22/2004                     19,125        18,771
     7.380% due 09/17/2004                     16,500        16,264
     6.750% due 12/01/2005                         55            52
     7.250% due 05/15/2006                         50            48
LB Rheinland - PFALZ
     5.000% due 02/23/2028                      3,400         3,230
Lehman Brothers Holdings, Inc.
     9.880% due 10/15/2000                        150           150
     7.250% due 12/01/2000 (d)                    500           500
     6.130% due 02/01/2001                      2,000         1,994
     6.000% due 02/26/2001                        700           698
     7.370% due 07/03/2001 (d)                 10,000        10,036
     7.680% due 04/02/2002 (d)                 64,750        65,327
     6.380% due 05/07/2002                     28,695        28,481
     7.410% due 05/07/2002 (d)                 42,100        42,363
     8.750% due 05/15/2002                        219           225
     6.610% due 07/08/2002 (d)                101,600       101,691
     7.530% due 07/15/2002 (d)                 43,051        43,408
     7.000% due 08/12/2002 (d)                  6,500         6,499
     7.450% due 08/28/2002 (d)                  6,500         6,508
     6.970% due 09/03/2002 (d)                 14,000        13,991
     7.210% due 12/12/2002 (d)                 57,900        58,152
     7.170% due 04/04/2003 (d)                134,300       134,342
     7.000% due 05/15/2003                        150           150
     7.020% due 08/03/2003 (d)                  1,500         1,485
     6.630% due 04/01/2004                         65            64
     7.750% due 01/15/2005                        150           153
     7.630% due 06/01/2006                        350           352
     8.500% due 05/01/2007                      1,475         1,548
LG&E Capital Corp.
     6.210% due 05/01/2004                      1,000           973
     6.460% due 01/15/2008                      3,000         2,856
Liberty Mutual Insurance
     8.200% due 05/04/2007                     17,510        17,252
Limestone Electron Trust
     8.630% due 03/15/2003                     71,350        72,720
Marine Midland
     6.750% due 12/12/2000 (d)                  3,700         3,699
MBNA America Bank NA
     6.970% due 04/25/2002 (d)                  1,000           998
MBNA Corp.
     6.990% due 05/24/2002                      1,000         1,000
     7.130% due 09/10/2002 (d)                  5,000         5,024
     7.040% due 12/10/2002                      4,100         4,044

                                            Principal
                                               Amount        Value
                                               (000s)        (000s)
-------------------------------------------------------------------
MCN Investment Corp.
     6.030% due 02/01/2001                    $ 6,850       $ 6,813
     7.120% due 01/16/2004                      7,500         7,290
     6.300% due 04/02/2011                      7,500         7,448
Merrill Lynch & Co.
     6.830% due 10/03/2000 (d)                  2,000         2,000
     6.430% due 12/05/2000 (d)                 89,000        89,009
     6.000% due 03/01/2001                      1,325         1,320
     6.500% due 04/01/2001                        400           399
     6.750% due 04/30/2001                      2,775         2,773
     6.820% due 05/08/2001 (d)                 54,900        54,918
     6.880% due 05/30/2001 (d)                  3,800         3,806
     6.790% due 11/01/2001 (d)                 35,000        35,035
     6.770% due 11/09/2001 (d)                 16,000        16,001
     6.830% due 01/15/2002 (d)                 17,000        16,995
     7.090% due 02/01/2002 (d)                 33,000        33,111
     8.000% due 02/01/2002                        400           406
     7.380% due 08/17/2002                        300           303
     8.300% due 11/01/2002                        700           720
     6.000% due 02/12/2003                        500           491
     6.880% due 03/01/2003                        140           140
     6.810% due 06/24/2003 (d)                 27,000        26,920
     6.990% due 08/01/2003 (d)                    800           800
     6.920% due 10/01/2003 (d)                 18,500        18,497
     5.880% due 01/15/2004                        600           580
     6.550% due 08/01/2004                        400           395
     7.000% due 03/15/2006                      1,500         1,488
     7.000% due 04/27/2008                        100            98
     6.380% due 10/15/2008                     35,000        32,955
Merrill Lynch Mortgage Investors, Inc.
     5.650% due 12/15/2030                        441           424
Metropolitan Life Insurance Co.
     6.300% due 11/01/2003                      6,800         6,648
Mexico Credit Link
    11.380% due 02/22/2002 (d)                 29,500        30,760
    11.800% due 02/25/2002                      2,000         2,119
MFN Financial Corp.
     6.980% due 09/13/2001 (d)                 10,300        10,305
MIC Financing Trust
     8.380% due 02/01/2027                     36,000        31,063
Monumental Global Funding II
     6.910% due 09/26/2003 (d)                 58,500        58,500
Morgan Stanley, Dean Witter, Discover
and Co.
     5.750% due 02/15/2001                        400           399
     6.700% due 05/01/2001                        600           600
     9.380% due 06/15/2001                        300           305
     6.840% due 12/17/2001 (d)                  5,000         5,006
     6.840% due 01/28/2002 (d)                 35,700        35,762
     6.880% due 04/15/2002 (d)                    300           300
     6.890% due 02/21/2003 (d)                 25,000        25,046
     6.850% due 03/11/2003 (d)                 11,500        11,484
     6.910% due 05/05/2003 (d)                 23,000        23,041
     6.960% due 08/07/2003 (d)                140,800       140,900
     6.380% due 12/15/2003                        150           148
     5.630% due 01/20/2004                      1,100         1,058
     6.990% due 04/22/2004 (d)                 68,500        68,577
Nacional Financiera
    10.560% due 12/01/2000 (d)                 10,760        10,712
National Westminster Bank PLC
     9.380% due 11/15/2003                        200           213
NationsBank Corp.
     6.750% due 02/26/2001                        500           499
     7.000% due 09/15/2001                      1,500         1,503
     6.810% due 06/17/2002 (d)                 10,000        10,003
     6.130% due 07/15/2004                        600           582
NCNB Corp.
     7.750% due 08/01/2002                        896           896
Noble Affiliates, Inc.
     8.950% due 12/15/2004                     11,500        11,525
Nordbanken
     7.250% due 11/12/2009                     21,250        21,086


                           2000 Semi-Annual Report See accompanying notes     61

Total Return Fund

September 30, 2000 (Unaudited)
                                            Principal
                                               Amount        Value
                                               (000s)        (000s)
-------------------------------------------------------------------
Nordstrom Credit, Inc.
   7.250% due 04/30/2002                      $ 1,000       $ 1,006
Northern Rock PLC
   2.000% due 01/01/2000                        1,060        20,670
Norwest Financial, Inc.
   6.380% due 07/16/2002                          500           497
   6.250% due 11/01/2002                          100            99
   7.000% due 01/15/2003                          380           382
   6.000% due 02/01/2004                           50            49
Okobank
   7.040% due 05/23/2006 (d)                   10,000        10,018
Old Kent Bank
   7.750% due 08/15/2010                        6,500         6,512
Orix Credit Alliance
   7.640% due 09/17/2001                       13,000        13,077
Osprey Trust
   8.310% due 01/15/2003                       75,475        76,418
Pacific Mutual Life
   7.900% due 12/30/2023                        8,000         7,841
PaineWebber
   7.030% due 05/20/2002 (d)                    1,000           999
   7.290% due 07/15/2002 (d)                      200           200
Parker Retirement Savings Plan
   6.340% due 07/15/2008                          841           791
PDVSA Finance Ltd.
   7.400% due 08/15/2016                        1,200           971
Pemex Finance Limited
   6.130% due 11/15/2003                       20,222        19,864
PNC Bank Corp.
   6.720% due 01/24/2002 (d)                   49,000        49,031
   6.680% due 08/15/2002 (d)                    5,000         5,005
PNC Funding Corp.
   6.880% due 03/01/2003                          100           100
   7.000% due 09/01/2004                       15,000        14,889
PNC Institutional Capital
Association
   7.950% due 12/15/2026                          150           135
Popular North American, Inc.
   7.380% due 09/15/2001                       25,000        25,120
Popular, Inc.
   6.550% due 10/10/2000                        2,485         2,485
   6.200% due 04/30/2001                        3,336         3,325
   6.540% due 11/06/2001                       18,705        18,625
   6.630% due 01/15/2004                       19,500        18,949
Prime Property Funding II
   7.000% due 08/15/2004                          110           107
Protective Life Funding Trust
   7.090% due 01/17/2003 (d)                    2,000         1,997
Prudential Funding Corp.
   6.420% due 10/02/2000 (d)                   20,000        20,004
   6.630% due 04/01/2009                       17,000        15,484
PSE&G Capital Corp.
   6.740% due 10/23/2001                        1,400         1,398
Qwest Capital Funding, Inc.
   6.880% due 08/15/2001                       43,200        43,165
   7.200% due 07/08/2002 (d)                      500           500
Reliance Group Holdings
   9.000% due 11/15/2000 (m)                   19,000         6,460
   9.750% due 11/15/2003 (m)                   10,000         1,163
Reliant Energy Financial Co.
   7.660% due 12/10/2001 (d)                   53,100        52,989
Royal Bank of Scotland PLC
   6.400% due 04/01/2009                       15,000        13,983
   8.820% due 03/31/2049                       38,600        40,300
   9.120% due 03/31/2049                       66,400        69,856
Safeco Corp.
   7.260% due 08/12/2002                          500           505
Sakura Capital Funding
   7.320% due 08/29/2049                       20,000        19,244
   7.560% due 09/29/2049 (d)                   59,000        57,230
Salomon, Inc.
   6.630% due 11/30/2000                          500           500
   6.650% due 07/15/2001                          600           598
   7.000% due 03/04/2002                       18,850        18,894
   6.750% due 02/15/2003                          450           449

                                            Principal
                                               Amount        Value
                                               (000s)        (000s)
-------------------------------------------------------------------
Salomon, Smith Barney Holdings
     5.980% due 03/26/2001                    $   250       $   249
     3.650% due 02/14/2002 (d)(j)              29,708        29,357
     6.930% due 04/15/2002 (d)                 35,090        35,100
     6.860% due 05/14/2002 (d)                 34,515        34,514
     7.020% due 07/23/2002 (d)                 53,400        53,319
     6.130% due 01/15/2003                        290           285
     6.910% due 02/11/2003 (d)                 44,200        44,236
     6.960% due 04/28/2003 (d)                 34,000        34,014
     7.060% due 07/18/2003 (d)                 55,800        55,897
Sanwa Finance Aruba AEC
     8.350% due 07/15/2009                     94,740        94,604
Sears Roebuck Acceptance
     6.800% due 05/07/2001                        500           500
     6.790% due 05/21/2001                        500           500
     7.190% due 06/18/2001                      3,880         3,891
     7.110% due 06/19/2001                      1,000         1,002
     9.400% due 08/02/2001                        250           255
     6.860% due 08/06/2001                        400           400
     6.710% due 08/13/2001                         80            80
     6.360% due 12/04/2001                        290           289
     6.120% due 12/13/2001                        260           257
     8.390% due 02/14/2002                        240           244
     6.950% due 05/15/2002                        300           299
     6.000% due 03/20/2003                    149,750       145,584
     7.260% due 04/21/2003                      3,000         3,002
     7.140% due 05/02/2003                      5,000         4,988
     6.560% due 11/20/2003                      1,178         1,152
     6.250% due 01/15/2004                        300           291
     6.750% due 09/15/2005                        785           763
     6.700% due 11/15/2006                        500           480
Security Pacific Corp.
    11.500% due 11/15/2000                      4,000         4,019
    11.000% due 03/01/2001                        135           137
Seismic Ltd.
   11.270% due 01/01/2002 (d)                  32,500        32,500
Simon Property Group, Inc.
     9.000% due 03/15/2002                      2,000         2,027
Socgen Real Estate LLC
     7.640% due 12/29/2049                      3,000         2,803
Societe Generale
     7.400% due 06/01/2006                      1,500         1,503
Sovereign Bancorp, Inc.
     6.630% due 03/15/2001                     13,500        13,357
Spieker Properties
     6.800% due 12/15/2001                      5,500         5,456
     6.800% due 05/01/2004                      1,000           977
Steers
    10.460% due 08/07/2002 (d)                 20,000        20,114
Sumitomo Bank International Finance NV
     8.500% due 06/15/2009                      6,600         6,747
Sumitomo Bank Treasury Co.
     9.400% due 12/29/2049 (d)                 21,050        20,713
Sun Life of Canada (U.S.)
     8.530% due 05/29/2049                        250           225
Telewest Credit Links
     8.500% due 04/16/2004                     30,000        28,878
Textron Financial Corp.
     7.030% due 05/28/2002 (d)                 41,900        41,849
     7.030% due 09/17/2002 (d)                  2,000         2,003
The Money Store, Inc.
     8.050% due 04/15/2002                        300           304
     7.300% due 12/01/2002                        100           101
Tokai Capital Corp.
     9.980% due 12/29/2049 (d)                 18,050        17,286
Toyota Motor Credit Corp.
     7.320% due 02/15/2002 (d)                 40,000        39,319
Transamerica Finance Corp.
     6.910% due 09/17/2001 (d)                 10,000        10,001
     6.130% due 11/01/2001                     29,000        28,757
     6.910% due 12/14/2001 (d)                 40,700        40,744
     7.250% due 08/15/2002                     85,500        85,695
     7.500% due 03/15/2004                        270           271
     6.750% due 11/15/2006                        650           637

62     PIMCO Funds See accompanying notes

                                            Principal
                                               Amount        Value
                                               (000s)        (000s)
-------------------------------------------------------------------
Travelers Group, Inc.
     7.200% due 02/01/2004                   $ 38,480      $ 38,677
U.S. Bancorp
     6.750% due 01/16/2002 (d)                 49,000        49,015
     6.940% due 02/03/2003 (d)                 18,100        18,111
     6.500% due 06/15/2004                        600           588
Wachovia Corp.
     7.260% due 05/02/2005 (d)                 53,100        53,047
Washington Mutual, Inc.
     8.210% due 02/01/2027                        150           132
     8.380% due 06/01/2027                        235           212
Wells Fargo & Co.
     5.630% due 02/05/2001                        400           399
     8.750% due 05/01/2002                        100           103
     6.630% due 07/15/2004                      6,500         6,439
     7.220% due 05/02/2005 (d)                 67,700        67,678
     7.800% due 06/15/2010                     40,600        41,519
Westdeutsche Landesbank
     6.750% due 06/15/2005                     36,400        35,796
     6.050% due 01/15/2009                    123,100       112,682
                                                         ----------
                                                         $9,923,058
                                                         ==========
Industrials 7.0%
Ahold Finance USA, Inc.
     6.880% due 05/01/2029                        115            95
Akzo Nobel, Inc.
     6.000% due 11/15/2003                     32,000        30,896
Albertson's, Inc.
     8.350% due 05/01/2010                      5,000         5,147
Allied Waste North America, Inc.
     7.380% due 01/01/2004                     18,925        17,695
Alpha Wind
   11.320% due 05/23/2001                      17,200        17,200
America West Airlines, Inc.
     6.870% due 07/02/2018                      1,956         1,789
American Airlines
    10.610% due 03/04/2011                      1,895         2,165
AMR Corp.
    10.610% due 01/11/2001                      4,000         4,024
    10.570% due 01/15/2001                      3,000         3,025
    10.590% due 01/31/2001                      3,000         3,007
    10.000% due 02/01/2001                      2,400         2,413
     9.400% due 05/08/2001                      3,000         3,020
     9.430% due 05/10/2001                      1,000         1,007
     9.500% due 05/15/2001                      3,480         3,503
     9.130% due 10/25/2001                      2,000         2,033
     8.470% due 02/20/2002                      2,000         2,012
     8.500% due 02/26/2002                      1,000         1,006
    10.210% due 01/01/2010                      6,500         7,202
Anheuser-Busch Companies, Inc.
     6.750% due 08/01/2003                        500           503
Arrow Electronics, Inc.
     7.440% due 11/24/2000 (d)                 13,200        13,197
Atlas Air, Inc.
     9.470% due 04/04/2003 (d)                 22,700        22,700
    10.470% due 10/04/2004 (d)                  3,000         3,000
Aventis SA
     8.620% due 01/05/2021                        250           261
Baxter International, Inc.
     9.500% due 06/15/2008                        200           221
Bayer Corp.
     6.500% due 10/01/2002                        250           248
BOC Group PLC
     5.880% due 01/29/2001                        250           249
Boeing Co.
     8.380% due 02/15/2001                        900           904
     6.350% due 06/15/2003                        750           744
Boise Cascade Co.
     7.150% due 05/15/2001                     10,000         9,988
BP Amoco PLC
     6.250% due 10/15/2004                      1,000           991
Browning-Ferris Industries, Inc.
     6.100% due 01/15/2003                      6,000         5,632
Cabot Corp.
     7.280% due 10/21/2027                      5,160         4,383


                                            Principal
                                               Amount        Value
                                               (000s)        (000s)
-------------------------------------------------------------------
Campbell Soup Co.
     4.750% due 10/01/2003                     $  500        $  474
Cemex SA
     9.250% due 06/17/2002                      5,000         5,100
     8.630% due 07/18/2003                     48,250        48,853
Century Communications Corp.
     0.000% due 03/15/2003                     10,515         8,044
CF Cable TV, Inc.
     9.130% due 07/15/2007                      1,600         1,722
Champion International Corp.
     9.700% due 05/01/2001                      4,000         4,046
Clear Channel Communications, Inc.
     7.210% due 06/15/2002 (d)                 20,000        20,047
Coastal Corp.
    10.380% due 10/01/2000                      8,500         8,500
     7.290% due 03/01/2002 (d)                145,350       145,350
Coca-Cola Co.
     6.380% due 08/01/2001                        500           497
     7.880% due 02/01/2002                        600           605
     6.000% due 07/15/2003                        250           246
     5.750% due 11/01/2008                        100            91
Colgate-Palmolive Co.
     6.000% due 08/15/2003                         45            44
Columbia/HCA Healthcare
     8.020% due 08/05/2002                      9,000         8,932
     8.130% due 08/04/2003                      7,300         7,238
     6.910% due 06/15/2005                      9,500         8,964
     6.630% due 07/15/2045                     10,000         9,747
     6.730% due 07/15/2045                     14,760        14,162
Comcast Cable Communications
     8.380% due 05/01/2007                        145           151
Comdisco, Inc.
     6.130% due 08/01/2006                        600           588
Conoco, Inc.
     6.350% due 04/15/2009                      1,900         1,804
Continental Airlines
     6.410% due 04/15/2007                        342           330
     6.800% due 07/02/2007                         26            25
     6.950% due 02/02/2011                     24,520        23,708
     6.900% due 01/02/2018                      1,511         1,429
Cox Communications, Inc.
     6.630% due 06/14/2002                      7,250         7,174
     6.500% due 11/15/2002                        200           198
     0.430% due 04/19/2020                     25,000        10,500
Cox Enterprises, Inc.
     8.000% due 02/15/2007                      5,000         5,105
     7.610% due 05/01/2033 (d)                    500           500
Credit Lyon Capital
     2.380% due 01/01/2000                      1,912        46,374
CSX Corporation
     7.260% due 06/24/2002 (d)                 25,100        25,102
DaimlerChrysler Holdings
     6.630% due 09/21/2001                      1,000           995
     6.860% due 01/18/2002                     18,900        18,922
     7.750% due 05/27/2003                     20,000        20,342
     7.000% due 08/16/2004 (d)                 61,600        61,704
Dayton Hudson Corp.
    10.000% due 12/01/2000                      1,000         1,004
Delphi Auto Systems Corp.
     6.130% due 05/01/2004                     20,000        19,103
Delta Air Lines, Inc.
     6.650% due 03/15/2004                     13,500        12,809
    10.430% due 01/02/2011                        850           969
    10.140% due 08/14/2012                      1,000         1,144
     9.200% due 09/23/2014                      6,000         6,083
    10.500% due 04/30/2016                      4,550         4,994
Duty Free International, Inc.
     7.000% due 01/15/2004                        175           169
Eastman Chemical Co.
     6.380% due 01/15/2004                      5,750         5,535
Electric Lightwave, Inc.
     6.050% due 05/15/2004                     10,700        10,423
Eli Lilly & Co.
     8.130% due 12/01/2001                        500           507
     6.250% due 03/15/2003                        100            99


                           2000 Semi-Annual Report See accompanying notes     63

Total Return Fund


September 30, 2000 (Unaudited)
                                            Principal
                                               Amount        Value
                                               (000s)        (000s)
-------------------------------------------------------------------
Embotelladora Arica SA
     9.880% due 03/15/2006                    $ 7,500       $ 7,810
Enron Corp.
     7.110% due 09/10/2001 (d)                  7,000         7,001
     6.450% due 11/15/2001                        275           273
     7.660% due 01/14/2002                      5,000         5,040
     8.380% due 05/23/2005                     12,000        12,550
Federal Express Corp.
     6.850% due 01/15/2019                        826           767
Ford Capital BV
     9.380% due 05/15/2001                        300           304
Ford Motor Co.
     9.000% due 09/15/2001                        880           893
     6.630% due 10/01/2028                    115,800        97,647
     7.450% due 07/16/2031                     10,000         9,325
Fortune Brands, Inc.
     8.500% due 10/01/2003                        500           521
Fred Meyer, Inc.
     7.150% due 03/01/2003                     11,000        10,927
     7.380% due 03/01/2005                     38,100        37,726
     7.450% due 03/01/2008                        300           291
General Foods Corp.
     6.000% due 06/15/2001                        200           197
General Motors Acceptance Corp.
     6.250% due 05/01/2005                        300           291
Gillette Co.
     6.250% due 08/15/2003                        750           749
     5.750% due 10/15/2005                      1,500         1,453
Grupo Elektra SA
    12.750% due 05/15/2001                      1,000         1,035
Gulf Canada Resources Ltd.
     9.250% due 01/15/2004                      7,250         7,366
Harrahs Operating Co., Inc.
     7.880% due 12/15/2005                      5,000         4,825
Heinz (H.J.) Co.
     6.880% due 01/15/2003                        100           101
Hertz Corp.
     6.000% due 02/01/2001                         75            75
Hilton Hotels Corp.
     7.380% due 06/01/2002                      1,000           992
Houghton Mifflin Co.
     5.990% due 12/03/2001                      3,000         2,955
IBM Corp.
     7.250% due 11/01/2002                        450           455
ICI Wilmington
     6.750% due 09/15/2002                     10,000         9,882
IMEXSA Export Trust
    10.130% due 05/31/2003                      7,644         7,618
Imperial Tobacco
     7.130% due 04/01/2009                     21,785        19,906
Ingersoll-Rand Co.
     6.260% due 02/15/2001                        295           294
International Game Technology
     7.880% due 05/15/2004                     24,500        24,071
International Paper Co.
     9.050% due 02/08/2001                        100           100
     7.000% due 06/01/2001                      2,000         1,994
ISP Holdings, Inc.
     9.750% due 02/15/2002                      6,750         6,075
ITT Corp.
     6.250% due 11/15/2000                        500           499
J Seagram & Sons
     5.790% due 04/15/2001                      1,800         1,783
     6.250% due 12/15/2001                      6,545         6,475
K Mart Corp.
     8.190% due 11/24/2003                      5,000         4,675
Kellogg
     5.750% due 02/02/2001                     86,925        86,444
Kohls Corp.
     7.380% due 10/15/2011                         15            14
Kroger Co.
     7.560% due 10/01/2010 (d)                 54,000        54,098
Limited, Inc.
     7.800% due 05/15/2002                        500           504
Lockheed Martin Corp.
     6.850% due 05/15/2001                     30,315        30,205
Mallinckrodt, Inc.
     6.300% due 03/15/2011 (d)                 23,155        23,046
Mandalay Resort Group
     6.750% due 07/15/2003                      4,500         4,230
Marlin Water Trust
     7.090% due 12/15/2001                     11,238        11,174
Mazda Manufacturing Corp.
    10.500% due 07/01/2008 (l)                  1,980         2,362
Mobil Corp.
     8.380% due 02/12/2001                        340           341
Nabisco, Inc.
     6.000% due 02/15/2001 (d)                 11,990        11,900
     6.800% due 09/01/2001                      3,000         2,962
     6.700% due 06/15/2002                      9,000         8,811
     6.130% due 02/01/2033                     15,000        14,356
Nabors Industries, Inc.
     6.800% due 04/15/2004                      9,250         9,150
News America Holdings Corp.
     8.630% due 02/01/2003                        750           775
Norfolk Southern Corp.
     7.880% due 02/15/2004                         50            51
Nortel Networks Corporation
     6.880% due 10/01/2002                        200           199
Northwest Airlines, Inc.
     8.970% due 01/02/2015                      1,636         1,659
     8.070% due 08/01/2021                        400           411
Occidental Petroleum
     6.400% due 04/01/2003                      7,710         7,520
     7.360% due 10/03/2008                     30,300        30,262
Park Place Entertainment Corp.
     7.950% due 08/01/2003                     18,500        18,523
Petroleos Mexicanos
     8.130% due 07/15/2005 (d)                100,400       100,651
     8.850% due 09/15/2007                      1,800         1,787
     9.380% due 12/02/2008                     14,650        15,090
     9.500% due 09/15/2027                     31,000        32,008
Philip Morris Cos., Inc.
     9.000% due 01/01/2001                        300           301
     8.750% due 06/01/2001                      5,515         5,550
     7.250% due 09/15/2001                         70            70
     7.500% due 01/15/2002                         50            50
     6.800% due 12/01/2003                     48,345        47,340
     7.000% due 07/15/2005                      1,125         1,093
     6.950% due 06/01/2006                      9,540         9,495
     7.200% due 02/01/2007                     34,000        32,649
Philips Petroleum Co.
     9.000% due 06/01/2001                      2,000         2,016
Premium Asset Trust
     7.030% due 09/08/2007                      5,000         4,988
Proctor & Gamble Co.
     5.250% due 09/15/2003                     35,600        34,205
Qwest Corp.
     7.200% due 11/01/2004                        170           170
Racers
     6.930% due 03/03/2003 (d)                282,400       282,400
     6.210% due 04/01/2003                     20,000        19,956
     8.760% due 04/28/2003 (d)                 30,000        30,690
     6.800% due 09/15/2005 (d)                 15,000        14,967
Raytheon Co.
     7.310% due 03/01/2002 (d)                  8,650         8,668
Rogers Cantel, Inc.
     9.380% due 06/01/2008                      2,750         2,860
Saferco
     9.590% due 05/31/2001 (l)                  3,000         3,052
Safeway, Inc.
     5.750% due 11/15/2000                      3,150         3,144
     7.000% due 09/15/2002                      1,125         1,124
     6.850% due 09/15/2004                        250           247

64     PIMCO Funds See accompanying notes

                                            Principal
                                               Amount        Value
                                               (000s)        (000s)
-------------------------------------------------------------------
Sara Lee Corp.
     6.300% due 11/07/2005                    $   500      $    486
Scotia Pacific Co. LLC
     7.710% due 01/20/2014                        305           200
SmithKline Beecham
     7.380% due 04/15/2005                        150           153
Sprint Capital Corp.
     7.010% due 06/10/2002 (d)                  1,000         1,000
     7.010% due 06/24/2002 (d)                 50,000        50,020
Stone Container Corp.
   10.750% due 10/01/2002                       2,500         2,547
TCI Communications, Inc.
     7.260% due 03/12/2001 (d)                 14,700        14,756
     6.380% due 05/01/2003                      3,280         3,234
     8.000% due 08/01/2005                        450           463
Telecommunications, Inc.
     8.250% due 01/15/2003                     43,125        44,627
Tenet Healthcare Corp.
     7.880% due 01/15/2003                      5,000         4,988
     8.630% due 12/01/2003                      1,200         1,209
Texaco Capital
     8.500% due 02/15/2003                        700           727
     6.000% due 06/15/2005                        400           388
Textron, Inc.
     6.750% due 09/15/2002                        225           224
Time Warner, Inc.
     6.100% due 12/30/2001                     40,525        39,971
     7.980% due 08/15/2004                     19,770        20,324
Times Mirror Co.
     6.650% due 10/15/2001                        300           299
TRW, Inc.
     6.630% due 06/01/2004                      2,425         2,340
Tyco International Group SA
     7.370% due 03/05/2001 (d)                 15,000        15,016
     6.880% due 09/05/2002                        675           674
     6.250% due 06/15/2003                     16,315        15,880
Union Pacific Corp.
     7.880% due 02/15/2002                      8,000         8,052
     7.330% due 07/01/2002 (d)                 25,500        25,531
     6.930% due 06/01/2003                      1,000           989
     6.000% due 09/01/2003                      8,000         7,733
     6.120% due 02/01/2004                        250           241
US Airways
     6.850% due 01/30/2018                        145           130
USA Waste Services, Inc.
     6.130% due 07/15/2001                     23,500        23,030
UST, Inc.
     7.250% due 06/01/2009                     25,000        22,408
USX Corp.
     9.800% due 07/01/2001                     24,050        24,446
Wal-Mart Stores, Inc.
     8.630% due 04/01/2001                      2,450         2,473
     6.150% due 08/10/2001                        450           448
     6.750% due 05/24/2002                        170           170
     6.500% due 06/01/2003                        200           199
Walt Disney Co.
     6.380% due 03/30/2001                      1,100         1,097
     5.130% due 12/15/2003                        500           475
Waste Management, Inc.
     6.380% due 12/01/2003                        200           189
     6.500% due 05/14/2004                     89,000        83,904
Williams Communications Group, Inc.
     7.180% due 11/15/2001                     10,500        10,507
WMX Technologies
     6.700% due 05/01/2001                     10,000         9,911
     7.000% due 10/15/2006                        500           467
Xerox Corp.
     7.410% due 05/15/2001                      1,000         1,003
Yorkshire Power
     6.150% due 02/25/2003                     17,000        16,360
                                                          ---------
                                                          2,478,510
                                                          =========

Utilities 6.1%
AEP Resources, Inc.
   6.500% due 12/01/2003                       20,000        19,507
Alabama Power Co.
   5.350% due 11/15/2003                        1,600         1,528
Arizona Public Service
   7.400% due 11/15/2001 (d)                    1,000         1,000
Ashland, Inc.
   8.450% due 12/05/2001                        3,000         3,056
   7.250% due 03/07/2003 (d)                      300           299
AT&T Corp.
   5.130% due 04/01/2001                          600           595
   7.350% due 08/27/2001                        7,200         7,212
   7.130% due 01/15/2002                          275           276
   5.630% due 03/15/2004                          350           335
   8.650% due 09/15/2004                          625           655
   7.000% due 05/15/2005                          200           199
   7.650% due 09/15/2006                          140           141
   0.000% due 11/01/2007                        1,000           877
Baltimore Gas & Electric
   6.130% due 07/01/2003                          150           147
Bellsouth Telecom
   6.000% due 06/15/2002                       10,000         9,880
   7.500% due 06/15/2033                          185           169
Calpine Corp.
   9.250% due 02/01/2004                        4,150         4,155
   7.630% due 04/15/2006                        1,800         1,756
CE Electric Funding Company
   6.850% due 12/30/2004                          250           242
Central Maine Power Co.
   7.430% due 08/25/2003                       13,000        13,056
Central Power & Light Co.
   7.290% due 11/23/2001 (d)                   18,100        18,101
Chesapeake & Potomac Telephone
   5.630% due 03/01/2007                          500           461
   8.000% due 10/15/2029                        1,125         1,150
Cleveland Electric Illuminating Co.
   9.500% due 05/15/2005                       33,000        33,794
CMS Energy
   8.380% due 07/01/2003                       15,000        14,661
   8.000% due 07/01/2011                        1,000           991
   7.000% due 01/15/2005                       30,000        27,636
Coastal Corp.
   8.130% due 09/15/2002                          250           257
Columbus Southern Power Co.
   6.850% due 10/03/2005                       10,000         9,797
Commonwealth Edison
   6.720% due 06/15/2002 (d)                    1,000         1,000
   6.630% due 07/15/2003                        1,000           987
   9.880% due 06/15/2020                       11,700        12,781
Connecticut Light & Power Co.
   7.880% due 06/01/2001                          100           100
   7.750% due 06/01/2002                        5,000         5,048
   8.590% due 06/05/2003                       27,000        26,646
Consolidated Edison
   6.630% due 02/01/2002                          100           100
Consolidated Natural Gas Co.
   7.250% due 10/01/2004                       43,750        43,749
Constellation Energy Group, Inc.
   7.220% due 04/04/2003 (d)                   15,000        14,961
Deutsche Telekom AG
   7.750% due 06/15/2005                      134,400       137,718
Dominion Resources, Inc.
   7.030% due 01/26/2001 (d)                    1,600         1,601
   7.600% due 07/15/2003                       35,000        35,377
DTE Capital Corp.
   8.350% due 11/15/2038 (d)                   70,250        68,734
Duke Energy Corp.
   5.880% due 06/01/2001                          375           373
   6.750% due 08/01/2025                           25            21
East Coast Power LLC
   6.740% due 03/31/2008                       17,772        16,968

                           2000 Semi-Annual Report See accompanying notes     65

Total Return Fund

September 30, 2000 (Unaudited)
                                            Principal
                                               Amount        Value
                                               (000s)        (000s)
-------------------------------------------------------------------
Edison Mission Energy
   7.330% due 06/15/2001 (d)                  $ 1,000       $ 1,000
El Paso Electric Co.
   9.400% due 05/01/2011                        7,455         7,933
El Paso Energy Corp.
   6.630% due 07/15/2001                       12,000        11,917
El Paso Natural Gas Co.
   7.750% due 01/15/2002                       15,000        15,106
Entergy Arkansas, Inc.
   7.000% due 03/01/2002                        1,580         1,575
   7.720% due 03/01/2003                          200           202
Entergy Louisiana, Inc.
   8.500% due 06/01/2003                        3,000         3,084
Entergy Mississippi, Inc.
   7.360% due 05/03/2004 (d)                   31,000        30,806
Georgia Power Co.
   6.670% due 02/22/2002 (d)                   15,000        14,990
GTE Corp.
   7.250% due 08/01/2002                          150           151
   5.500% due 01/15/2009                          100            88
Gulf States Utilities
   6.410% due 08/01/2001                        5,800         5,760
Hughes Electric
   7.560% due 10/23/2000 (j)                   10,000        10,003
Indiana Bell Telephone Co., Inc.
   5.500% due 04/01/2007                          500           455
Indiana Michigan Power
   7.270% due 11/22/2000 (d)                    2,500         2,501
Indianapolis Power & Light
   7.380% due 08/01/2007                          225           227
K N Energy, Inc.
   6.450% due 11/30/2001                       10,000         9,902
   6.450% due 03/01/2003                          240           236
Kansai Electric Power Co.
   7.250% due 09/25/2006                        2,000         2,021
Korea Electric Power
   7.000% due 10/01/2002                          380           374
   6.380% due 12/01/2003                          220           211
Louisiana Power & Light Co.
   7.740% due 07/01/2002                          599           599
MCI Worldcom, Inc.
   8.880% due 01/15/2006                       34,150        35,261
   6.130% due 04/15/2012                        1,250         1,235
Montana Power Co.
   7.000% due 04/06/2001 (d)                   15,000        15,004
National Power Corp.
   9.630% due 05/15/2028                       16,000        11,631
National Rural Utilities Cooperative
   6.880% due 05/31/2002 (d)                   10,000         9,996
   6.250% due 04/15/2003                       50,000        48,982
Nevada Power Co.
   7.270% due 08/20/2001 (d)                      900           900
New England Telephone & Telegraph Co.
   6.380% due 09/01/2008                        1,350         1,267
New Jersey Bell Telephone
   4.880% due 11/01/2000                          800           799
New York Telephone Co.
   6.250% due 02/15/2004                          150           146
   6.000% due 04/15/2008                           45            41
Niagara Mohawk Power
   7.000% due 10/01/2000                       60,235        60,235
   6.880% due 03/01/2001                       21,538        21,516
   7.250% due 10/01/2002                       24,783        24,676
   7.380% due 07/01/2003                       39,162        39,255
   7.380% due 08/01/2003                        1,645         1,658
North Atlantic Energy
   9.050% due 06/01/2002                        3,948         3,988
Northern Illinois Gas Co.
   6.450% due 08/01/2001                        1,450         1,447
Northern Telecom Ltd.
   8.750% due 06/12/2001                          300           303
NRG Energy, Inc.
   8.000% due 11/01/2003                        6,000         6,044

                                            Principal
                                               Amount        Value
                                               (000s)        (000s)
-------------------------------------------------------------------
NRG Northeast Generating LLC
     8.070% due 12/15/2004                     $  500        $  503
Nynex Corp.
     9.550% due 05/01/2010                      5,941         6,360
Ohio Bell Telephone Co.
     5.380% due 03/01/2007                        950           865
Ohio Power Co.
     7.000% due 07/01/2004                     24,000        23,828
Oxymar
     7.500% due 02/15/2016                        200           149
Pacific Gas & Electric Co.
     6.750% due 12/01/2000                      3,049         3,048
Pacific Northwest Bell
     4.380% due 09/01/2002                         50            48
Philadelphia Electric
     5.630% due 11/01/2001                     22,350        22,026
Philippine Long Distance Telephone
Co.
     7.850% due 03/06/2007                      5,000         4,088
    10.500% due 04/15/2009                      5,000         4,515
PP&L, Inc.
     6.130% due 05/01/2001 (d)                 16,102        15,999
     6.550% due 03/01/2006                        500           486
PSEG Energy Holdings
     9.130% due 02/10/2004                        120           123
Public Service Co. of Colorado
     6.000% due 04/15/2003                        750           732
Public Service Electric & Gas
     7.250% due 04/01/2001 (d)                  3,191         3,191
     6.130% due 08/01/2002                      1,000           987
     6.250% due 01/01/2007                      1,500         1,416
Public Service Enterprise Group, Inc.
     7.010% due 11/22/2000 (d)                 11,000        11,002
     7.040% due 06/15/2001 (d)                156,200       156,262
Queststar Pipeline
     9.380% due 06/01/2021                        200           208
RAS LAFFAN Liquid Natural Gas
     8.290% due 03/15/2014                        145           138
Reliant Energy, Inc.
     9.380% due 06/01/2001                      1,000         1,013
     6.380% due 11/01/2003                     22,250        21,802
     8.750% due 03/01/2022                     10,000        10,142
Rochester Telecom
     8.950% due 08/07/2001                      3,000         3,051
Scana Corp.
     7.210% due 02/08/2002 (d)                  3,100         3,102
     7.380% due 07/15/2002 (d)                 27,000        27,037
Sierra Pacific Power Co.
     7.160% due 06/12/2001 (d)                 39,000        39,000
Sierra Pacific Resources
     7.340% due 04/20/2003 (d)                  2,000         2,001
     6.200% due 04/15/2004                     20,000        19,009
SK Telecom Co. Ltd.
     7.750% due 04/29/2004                      5,000         4,961
Southern Energy
     7.900% due 07/15/2009                        175           166
Sprint Capital Corp.
     6.500% due 11/15/2001                     13,365        13,325
     6.970% due 11/15/2001 (d)                101,700       101,745
     8.130% due 07/15/2002                     10,378        10,608
     5.880% due 05/01/2004                     43,500        41,718
System Energy Resources
     7.380% due 10/01/2000                      5,000         5,000
     7.710% due 08/01/2001                      5,800         5,817
Teco Energy, Inc.
     5.540% due 09/15/2001                     44,630        44,075
Telekomunikacja Polska SA
     7.130% due 12/10/2003                     12,200        11,935
     7.750% due 12/10/2008                     13,600        13,117
Tennessee Valley Authority
     3.380% due 01/15/2007 (i)                 10,893        10,211
     0.000% due 04/15/2042                        855           366

66     PIMCO Funds See accompanying notes

                                            Principal
                                               Amount        Value
                                               (000s)        (000s)
-------------------------------------------------------------------
Texas Utilities Co.
        6.660% due 12/01/2000                $ 67,700      $ 67,700
        7.210% due 06/25/2001                 131,200       131,111
        6.370% due 08/16/2001                   1,000           990
        7.590% due 09/24/2001                 208,800       209,907
        5.940% due 10/15/2001                   3,000         2,961
        6.500% due 08/16/2002                   2,600         2,578
Toledo Edison Co.
        8.180% due 07/30/2002                   1,400         1,423
        8.700% due 09/01/2002                  14,500        14,738
        7.850% due 03/31/2003                   7,000         7,082
        7.880% due 08/01/2004                     500           507
TXU Eastern Funding
        6.150% due 05/15/2002                  53,800        52,657
        6.450% due 05/15/2005                  18,270        17,321
U.S. West Communications, Inc.
        5.650% due 11/01/2004                   9,000         8,470
        6.630% due 09/15/2005                     400           389
        6.130% due 11/15/2005                     400           380
Union Electric Co.
        8.000% due 12/15/2022                   1,000           981
United Telecom, Inc.
        9.500% due 06/06/2001                     150           152
Western Resources, Inc.
        6.250% due 08/15/2003                   6,600         5,932
Williams Cos., Inc.
        6.130% due 02/01/2001                   3,000         2,988
        6.200% due 08/01/2002                   4,000         3,947
Wilmington Trust Co. - Tucson Electric
       10.730% due 01/01/2013 (l)                 991         1,038
WorldCom, Inc.
        6.130% due 08/15/2001                   2,030         2,018
        6.920% due 11/26/2001 (d)              12,700        12,713
        6.400% due 08/15/2005                   1,625         1,576
YPF Sociedad Anonima
        7.250% due 03/15/2003                  16,475        16,146
                                                         ----------
                                                          2,152,502
                                                         ----------
Total Corporate Bonds & Notes                            14,554,070
                                                         ==========
(Cost $14,785,594)

-------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 0.8%
-------------------------------------------------------------------

Alabama 0.0%
Jefferson County Alabama Sewer Revenue
Warrants, (FGIC Insured), Series 2000
6.560% due 02/01/2029                           4,500         3,718
5.910% due 02/01/2036                             625           547

Montgomery Alabama Special Care Facilities
Financing Authority Revenue Bonds,
(MBIA Insured), Series 1998
5.000% due 11/15/2029                           2,000         1,743
                                                              -----
                                                              6,008
                                                              -----
California 0.1%
California State Department of Water
Resources Center Valley Project
Revenue Bonds, Series 2000
6.030% due 12/01/2029                           2,500         2,056

California State General Obligation,
Series 2000
5.630% due 05/01/2026                           5,270         5,342
5.750% due 05/01/2030                           1,000         1,023

Cook County Illinois General Obligation
(FGIC Insured), Series 1999
5.000% due 11/15/2028                           6,445         5,688

Los Angeles California Wastewater System
Revenue Bonds, (FGIC Insured), Series 2000
5.900% due 06/01/2028                           6,500         4,396

Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue Bonds,
(AMBAC Insured), Series 2000
5.740% due 07/01/2023                           3,500         3,071

Orange County School Board, (MBIA Insured),
Series 2000
5.710% due 08/01/2024                           3,500         2,866



                                            Principal
                                               Amount        Value
                                               (000s)        (000s)
-------------------------------------------------------------------
Port of Oakland California Revenue Bonds,
(FGIC Insured), Series 2000
5.750% due 11/01/2029                         $ 1,000       $ 1,019

San Diego Public Facilities Financing
Authority Revenue Bonds, (FGIC Insured),
Series 1999
5.000% due 05/15/2029                           1,000           923

San Francisco California City & County
Airport Community Revenue, (MBIA Insured),
Series 1998
4.500% due 05/01/2028                           6,700         5,650
                                                             ------
                                                             32,034
                                                             ------
Colorado 0.0%
E-470 Public Highway Authority Revenue
Bonds, (MBIA Insured), Series 2000
5.750% due 09/01/2035                           2,500         2,497
                                                             ------
Florida 0.1%
Broward County Florida Airport System
Revenue, (AMBAC Insured), Series 2000
5.030% due 10/01/2023                           1,328         1,024

Florida State Board of Education General
Obligation, (FGIC Insured), Series 2000
4.710% due 06/01/2023                           3,500         2,310

Florida State Governmental Utility
Authority Utility Revenue, (AMBAC Insured),
Series 2000 5.710% due 10/01/2029               6,453         5,267

Florida State Turnpike Authority
Revenue Bonds, (FGIC Insured), Series 2000
4.440% due 07/01/2027                           6,323         4,007

Greater Orlando Aviation Authority, Orlando
Florida Airport Facitities Revenue Bonds,
(FGIC Insured), Series 1999
5.130% due 10/01/2028                           2,000         1,800

Lakeland Florida Electric & Water
Revenue, (MBIA Insured),
Series 1999 5.000% due 10/01/2028               5,350         4,790

Modesto Public Financing Authority Lease
Revenue, (AMBAC Insured), Series 2000
5.740% due 09/01/2029                           2,500         2,125

Orange Tourist Florida Tourist
Development Tax Revenue Bonds,
(AMBAC Insured), Series 2000
5.500% due 10/01/2031                           2,000         1,950

Tampa Florida Guaranteed Entitlement
Revenue, (AMBAC Insured), Series 2001
6.000% due 10/01/2005                           2,230         2,322

Tampa Florida Utility Tax & Special
Revenue, (AMBAC Insured), Series 2001
6.000% due 10/01/2005                           3,000         3,128
6.000% due 10/01/2008                           1,500         1,586
                                                             ------
                                                             30,309
                                                             ------
Georgia 0.1%
Atlanta Georgia Airport Revenue, (FGIC
Insured), Series 2000
5.500% due 01/01/2026                          1,000            975

Atlanta Georgia Water & Wastewater
Revenue, (FGIC Insured), Series 1999
5.000% due 11/01/2038                          44,600        39,205

Georgia Local Government Certificate Of
Participation, (MBIA Insured), Series 2000
5.810% due 06/01/2028                           9,950         6,866
                                                             ------
                                                             47,046
                                                             ------
                           2000 Semi-Annual Report See accompanying notes     67

Total Return Fund

September 30, 2000 (Unaudited)
                                            Principal
                                               Amount         Value
                                               (000s)        (000s)
===================================================================
Hawaii 0.0%
Honolulu Hawaii City & County Wastewater System
Revenue, (FGIC Insured), Series 1998
5.000% due 07/01/2023                        $  6,935       $ 6,231

Honolulu Hawaii City & County Wastewater System
Revenue, (FGIC Insured), Series 2000
5.210% due 07/01/2028                           7,200         4,941
                                                            -------
                                                             11,172
                                                            =======
Illinois 0.0%
Chicago IIlinois Skyway Toll Bridge Revenue Bonds,
(AMBAC Insured), Series 2000
5.500% due 01/01/2031                           2,000         1,920

Chicago Illinois General Obligations Unlimited,
(FGIC Insured), Series 2000
5.500% due 01/01/2040                           3,500         3,321

Chicago Illinois Residual General Obligation,
(MBIA Insured), Series 2000
5.960% due 01/01/2028                           3,100         2,461
                                                            -------
                                                              7,702
                                                            =======
Kansas 0.0%
Wichita Kansas Hospital Revenue Bonds,
Series 1999
6.250% due 11/15/2024                           1,000         1,000
                                                            -------
Maryland 0.0%
Maryland St. Health & Higher Educational Facilities
Authority Revenue Bonds, Series 1999
6.000% due 07/01/2039                           3,000         3,096
                                                            -------
Massachusetts 0.1%
E-470 Public Highway Residual 144a Revenue Bonds,
(MBIA Insured), Series 2000
5.710% due 09/01/2021                           2,590         2,104

Massachusetts Bay Transportation Authority
Revenue Bonds, (MBIA Insured), Series 2000
5.260% due 03/01/2021                           4,150         3,164

Massachusetts State Turnpike Authority
Revenue Bonds, (AMBAC Insured), Series 2000
5.910% due 01/01/2039                          10,250         7,982

Massachusetts State Turnpike Authority
Revenue Bonds, (MBIA Insured), Series 2000
5.910% due 01/01/2037                          13,550        10,620
                                                            -------
                                                             23,870
                                                            =======
Minnesota 0.0%
Minnesota Agricultural & Economic
Development Board Revenue Bonds, Series 2000
6.380% due 11/15/2029                           1,000         1,003

St. Cloud Minnesota Health Care Revenue Bonds,
Series 2000 5.750% due 05/01/2026               1,000           994
                                                            -------
                                                              1,997
                                                            =======
Mississippi 0.0%
Mississippi Development Bank Special Obligation,
(AMBAC Insured), Series 2000
5.810% due 07/01/2024                           2,500         2,103
                                                            -------
Nevada 0.1%
Clark County Nevada General Obligations,
(MBIA Insured), Series 2000
8.440% due 07/01/2030                          20,913        19,422

Clark County Passenger Facility Charge
Revenue Bonds, (MBIA Insured), Series 2000
5.210% due 07/01/2022                           4,750         3,622
                                                            -------
                                                             23,044
                                                            =======


                                            Principal
                                               Amount         Value
                                               (000s)        (000s)
===================================================================
New Jersey 0.0%
Essex County Improvement Authority Revenue Bonds,
(FGIC Insured), Series 2000
5.750% due 10/01/2030                          $  500       $   503

New Jersey Health Care Facilities Financing Authority
Revenue Bonds, (MBIA Insured), Series 2000
5.130% due 07/01/2028                           2,000         1,363
                                                            -------
                                                              1,866
                                                            =======
New York 0.2%
Long Island Power Authority Revenue Bonds,
(FSA Insured), Series 2000
6.160% due 12/01/2022                           4,500         3,876

Long Island Power Authority Revenue Bonds,
(MBIA Insured), Series 2000
6.410% due 12/01/2026                           5,500         4,806

New York City Municipal Bond, Series 1997
6.960% due 08/01/2002 (d)                       6,108         6,102

New York City Municipal Water Finance Authority,
(MBIA-IBC Insured), Series 2000
5.130% due 06/15/2025                           6,565         4,743

New York City Transitional Finance Authority Revenue
Bonds, (FGIC Insured), Series 1998
4.750% due 11/15/2023                           5,000         4,321

New York City Transitional Finance Authority
Revenue Bonds, Series 2000
5.500% due 11/01/2024                           2,500         2,431

New York City, New York General Obligation,
Series D
6.900% due 08/01/2002 (d)                      14,815        14,815

New York State Dorm Authority Lease Revenue Bonds,
(FSA Insured), Series 1998
4.750% due 01/15/2029                           3,850         3,267

New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 1998
5.000% due 02/15/2023                           5,100         4,582

New York State Thruway Authority General
Obligation, Series 1998
5.000% due 01/01/2025                             300           267

Niagara Frontier Airport Revenue Bonds,
(MBIA Insured), Series 1999
5.630% due 04/01/2029                           1,000           969

Port Authority of New York & New Jersey Revenue Bonds,
(MBIA Insured), Series 1997
5.750% due 12/01/2022                           4,500         4,519
                                                            -------
                                                             54,698
                                                            =======
North Dakota 0.0%
Mercer County Improvement Authority Revenue Bonds,
Series 1978 5.800% due 01/01/2018               6,460         6,678
                                                            -------
Ohio 0.0%
Hamilton County Ohio Sales Tax Revenue Bonds,
(MBIA Insured), Series 2000
5.460% due 12/01/2027                           3,250         2,637
                                                            -------
Pennsylvania 0.0%
Allegheny County Hospital Development Authority
Revenue Bonds, (MBIA Insured), Series 2000 A
6.500% due 11/15/2030                           1,000         1,053

Philadelphia School District General Obligation Unlimited,
(MBIA Insured), Series 2000
5.210% due 04/01/2027                           3,150         2,217

Pittsburgh & Allegheny County Revenue Bonds,
(AMBAC Insured), Series 1999
5.000% due 02/01/2029                             500           446
                                                            -------
                                                              3,716
                                                            =======

68     PIMCO Funds See accompanying notes

                                            Principal
                                               Amount         Value
                                               (000s)        (000s)
===================================================================
Puerto Rico 0.0%
Puerto Rico Commonwealth General Obligation,
(MBIA Insured), Series 2000
5.875% due 07/01/2035                         $ 8,920     $   9,062
                                                          ---------
Texas 0.1%
Dallas-Fort Worth International Airport Revenue,
(FGIC Insured), Series 2000
6.000% due 11/01/2028                           4,000         4,060

Harris County Health Facilities Development Corporation
Revenue, (MBIA Insured), Series 2000
6.140% due 07/01/2021                           3,500         2,993

Houston Independent School District General Obligation,
(PSF Insured), Series 1999
4.750% due 02/15/2026                          30,175        25,460

Houston Texas Airport System Revenue, (FGIC Insured),
Series 1998 5.000% due 07/01/2025               5,500         4,904

Houston, Texas, Water & Sewer System Revenue,
(FGIC Insured), Series 2000
5.250% due 12/01/2030                           1,000           926
                                                          ---------
                                                             38,343
                                                          =========
Utah 0.0%
Weber County, Utah Hospital Revenue Bonds, Series 1999
5.000% due 08/15/2030                             500           423
                                                          ---------
Washington State 0.0%
Seattle Washington General Obligation, Series 2000
5.960% due 12/15/2028                           3,000         2,378
                                                          ---------
Washington, DC 0.0%
Washington D.C. Convention Center Authority Dedicated
Tax Revenue, (AMBAC Insured), Series 2000
5.030% due 10/01/2028                           6,500         4,688
                                                          ---------
Total Municipal Bonds & Notes                               316,367
(Cost $315,244)                                           =========

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 0.8%
--------------------------------------------------------------------------------
A.I.D. Housing Guarantee - Peru
     9.980% due 08/01/2008                        935           957
Federal Farm Credit Bank
     6.400% due 01/16/2002                        100           100
     5.730% due 03/28/2003                        300           295
Federal Home Loan Bank
     7.270% due 02/15/2002 (d)                 17,000        16,788
     6.210% due 12/30/2002                        200           198
     5.130% due 09/15/2003                        350           337
     5.140% due 09/22/2003                        600           576
     6.000% due 06/30/2004                      1,000           979
     6.250% due 08/13/2004                        250           248
     6.030% due 01/22/2009                        275           256
     0.000% due 09/29/2017                      2,000           487
     0.000% due 09/10/2018                     15,000         3,711
Federal Home Loan Mortgage Corp.
     5.500% due 05/15/2002                        435           429
     7.000% due 02/15/2003                        500           506
     7.380% due 05/15/2003                      3,500         3,574
     6.880% due 01/15/2005                         95            96
     5.750% due 03/15/2009                      1,955         1,824
     6.630% due 09/15/2009                      1,335         1,321
     6.750% due 06/03/2013                        400           373
Federal National Mortgage Assn.
     0.000% due 08/15/2001                        105            99
     6.100% due 09/14/2001                        100           100
     5.380% due 03/15/2002                        750           739
     6.250% due 11/15/2002                        115           114
     6.000% due 03/03/2003                        500           493
     6.100% due 03/20/2003                        250           247
     5.500% due 12/29/2003                        500           485
     5.750% due 06/15/2005                        900           872
     6.560% due 12/10/2007                        190           185
     5.250% due 01/15/2009                         80            72
     6.630% due 09/15/2009                      1,000           993
Small Business Administration
        7.450% due 08/01/2010                 107,300       109,273
Student Loan Marketing Assn.
        6.840% due 04/25/2004(d)                6,925         6,916
        6.480% due 07/25/2004(d)                  842           840
        6.740% due 10/25/2004(d)               15,532        15,495
        6.830% due 10/25/2004(d)               24,678        24,639
        6.710% due 10/25/2005(d)               14,542        14,490
        6.920% due 04/25/2006(d)               84,060        83,739
                                                          ---------
Total U.S. Government Agencies                              292,846
(Cost $282,885)                                           =========

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 13.7%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (i)
        3.630% due 07/15/2002               1,118,428     1,118,079
        3.380% due 01/15/2007(j)              239,835       231,965
        3.630% due 01/15/2008(j)              456,306       445,897
        3.880% due 01/15/2009(j)              218,316       216,542
        3.630% due 04/15/2028(j)               70,496        67,015
        3.880% due 04/15/2029(j)                6,703         6,661
U.S. Treasury Bonds
       12.380% due 05/15/2004                   1,000         1,206
        0.000% due 02/15/2015                 188,900       280,812
        8.130% due 08/15/2019                  31,000        37,859
        0.000% due 08/15/2020                 349,245       453,691
        8.130% due 05/15/2021                  57,500        70,887
        8.130% due 08/15/2021                 134,200       165,653
        8.000% due 11/15/2021                 142,620       174,264
        7.250% due 08/15/2022                     275           313
        6.250% due 08/15/2023                   1,425         1,452
        0.000% due 02/15/2026                 184,400       182,729
        6.130% due 11/15/2027                     200           202
        5.500% due 08/15/2028                  59,900        55,613
        6.130% due 08/15/2029                   8,000         8,173
        6.250% due 05/15/2030                 535,200       562,797
U.S. Treasury Notes
        6.750% due 05/15/2005                 235,000       243,519
        5.630% due 05/15/2008                     500           491
        6.500% due 02/15/2010                     320           333
U.S. Treasury Strips
        0.000% due 05/15/2013                   4,500         2,096
        0.000% due 02/15/2014                  64,900        28,801
        0.000% due 02/15/2015                 135,000        56,298
        0.000% due 05/16/2015                 152,700        62,719
        0.000% due 08/15/2015                 170,400        68,833
        0.000% due 11/15/2018                 108,200        35,915
        0.000% due 11/15/2021                 795,000       222,563
        0.000% due 11/15/2024                 207,000        49,161
                                                          ---------
Total U.S. Treasury Obligations                           4,852,539
(Cost $4,846,168)                                         =========

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 73.3%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 22.5%
ABN AMRO Mortgage Corp.
        6.750% due 09/25/2028                   3,765         3,547
        6.500% due 06/25/2029                   7,093         6,516
ABSC Long Beach Home Equity Loan Trust
        6.880% due 08/31/2030(d)              137,705       137,705
American Southwest Financial Securities Corp.
        7.400% due 11/17/2004                  34,802        35,077
       12.250% due 11/01/2014                      32            32
       12.500% due 04/01/2015                     279           281
       12.000% due 05/01/2015                     498           507
        7.250% due 11/25/2038                  54,826        53,198
Aurora Loan Services
        7.340% due 05/25/2030(d)               42,548        42,481
Banc of America Funding Corporation
        6.750% due 11/20/2032                  17,000        16,074
Bank of America Mortgage Securities, Inc.
        6.250% due 07/25/2014                  10,040         9,533
        6.250% due 08/25/2028                  25,000        22,518
        6.500% due 05/25/2029                  35,565        32,818
        7.250% due 10/25/2029                  10,371         9,356

                           2000 Semi-Annual Report See accompanying notes     69

Total Return Fund

September 30, 2000 (Unaudited)
                                            Principal
                                               Amount         Value
                                               (000s)        (000s)
-------------------------------------------------------------------
Bear Stearns Mortgage Securities, Inc.
     7.000% due 08/20/2018                    $ 9,999       $ 9,457
     7.380% due 10/25/2023 (d)                  3,046         3,227
     6.350% due 08/25/2024                      1,481         1,474
    10.000% due 08/25/2024                      5,000         5,606
     7.000% due 03/25/2027                      7,000         6,738
     8.130% due 09/25/2027                      3,000         3,020
     7.450% due 12/25/2027                         62            62
     7.000% due 02/25/2028                     10,000         9,624
     7.000% due 05/20/2030                     34,574        33,869
     7.170% due 06/25/2030                      6,890         6,802
Capital Asset Research Funding LP
     5.910% due 12/15/2005                        153           152
Cendant Mortgage Corp.
     7.250% due 04/18/2013                        829           827
     6.510% due 11/18/2028 (d)                 13,739        12,760
     6.500% due 11/18/2028 (d)                  5,952         5,009
Centre Re
     6.720% due 02/01/2009                     30,620        29,308
Chase Mortgage Finance Corp.
     8.250% due 10/25/2010                        231           230
     7.000% due 07/25/2024                      2,275         2,262
     7.000% due 08/25/2024                      2,890         2,810
     6.750% due 03/25/2025                     11,449         9,911
     6.320% due 04/25/2025 (d)                 17,759        17,939
     6.750% due 10/25/2028                     39,000        36,712
     6.350% due 07/25/2029                     70,207        69,509
Chemical Mortgage Securities
     7.250% due 01/25/2026                     11,477        11,356
Citicorp Mortgage Securities, Inc.
     7.650% due 10/25/2022 (d)                  9,687         9,709
     6.250% due 04/25/2024                     11,796        10,407
     6.250% due 05/25/2024                      3,753         3,726
     7.250% due 10/25/2027                     20,462        19,666
     6.750% due 09/25/2028                      8,806         8,354
     5.900% due 05/25/2029                     12,282        12,199
CMC Securities Corp.
     7.520% due 09/25/2023 (d)                      0         3,454
     8.420% due 04/25/2025 (d)                    154           156
     7.250% due 11/25/2027                      9,293         9,115
     6.150% due 05/25/2028 (d)                     72            72
     6.750% due 05/25/2028                      5,000         4,720
CMSI 2000
     7.500% due 10/30/2030                     11,233        10,524
Collateralized Mortgage Obligation
Trust
    10.200% due 02/01/2016                      2,259         2,276
     7.250% due 04/23/2017                         62            62
     8.000% due 09/20/2021                      6,301         6,293
Collateralized Mortgage Securities
Corp.
    11.450% due 09/01/2015                        969           979
    11.450% due 11/01/2015 (d)                      2             2
     8.750% due 04/20/2019                        403           411
COMM
     6.150% due 02/15/2008                     15,326        14,896
     6.490% due 12/16/2011 (d)                  9,000         9,014
Countrywide Alternative Loan Trust
     8.000% due 07/25/2030                     21,089        21,340
Countrywide Funding Corp.
     6.630% due 02/25/2024                     33,827        31,226
Countrywide Home Loans
     6.500% due 07/25/2013                      5,676         5,293
     8.790% due 07/25/2024 (d)                  2,314         2,332
     6.750% due 11/25/2025                     25,567        22,795
     7.500% due 04/25/2027                      1,534         1,533
     7.500% due 06/25/2027                     12,122        12,142
     7.500% due 09/25/2027                     20,000        19,704
     7.250% due 12/25/2027                      6,224         5,965
     7.250% due 02/25/2028                     57,846        55,542
     6.750% due 06/25/2028                     15,103        13,461
     6.750% due 08/25/2028                     10,024         9,945
     6.750% due 11/25/2028                      3,000         2,803
     6.500% due 01/25/2029                     24,978        23,306
     6.500% due 03/25/2029                     21,744        20,032
     6.050% due 04/25/2029                      1,337         1,320
     7.250% due 08/25/2029                      5,700         5,381
     7.750% due 08/31/2030                     29,310        27,761
Crusade Global Trust
     7.010% due 05/15/2021 (d)                100,000       100,250
CS First Boston Mortgage Securities Corp.
     6.750% due 12/27/2028                     12,607        10,467
     6.960% due 06/20/2029                        124           124
DLJ Commercial Mortgage Corp.
     6.880% due 05/05/2003 (d)                 31,164        31,183
DLJ Mortgage Acceptance Corp.
     8.670% due 05/25/2024 (d)                    107           109
     6.850% due 12/17/2027                      6,605         6,585
Donaldson, Lufkin & Jenrette, Inc.
     6.450% due 08/01/2021 (d)(l)               3,985         4,256
     8.410% due 12/25/2022 (d)                  1,593         1,614
     8.580% due 03/25/2024 (d)                    460           468
Drexel Mortgage Funding
     9.500% due 11/20/2017                        622           626
DVI Business Credit Receivable
     6.460% due 10/15/2003 (d)                  3,850         3,891
FBS Mortgage Corp.
     7.140% due 11/25/2024                        364           363
Federal Home Loan Mortgage Corp.
     8.000% due 03/15/2002                        103           103
     6.750% due 10/15/2003                     14,399        14,364
     7.000% due 10/15/2003                      3,497         3,498
     7.500% due 11/01/2003                      4,476         4,513
     7.000% due 12/15/2003                         89            89
    10.150% due 04/15/2006                          8             8
     6.500% due 07/15/2006                      7,832         7,799
     6.500% due 08/15/2006                        523           520
     6.770% due 03/12/2007                        400           403
     7.500% due 05/01/2007                      1,345         1,363
     5.500% due 10/15/2007                      4,494         4,450
     6.500% due 05/15/2008                      1,000           993
     3.050% due 06/15/2008 (d)                    157           144
     7.000% due 08/15/2008                      3,353           361
     6.000% due 11/15/2008                        225           218
     6.200% due 12/15/2008                      4,487         4,164
     6.000% due 03/15/2009                        265           258
     7.550% due 03/15/2012                        180           181
     8.500% due 08/15/2013                      2,000         2,051
     8.500% due 09/15/2013                      5,941         6,066
     6.000% due 11/15/2014                        400           360
     5.400% due 05/25/2016                      1,675         1,664
     6.250% due 10/15/2017                     16,572        16,466
     5.900% due 03/15/2018                      3,420         3,399
     6.350% due 03/25/2018                        179           177
     5.250% due 05/15/2018                        156           155
    10.000% due 08/01/2018                         57            60
     6.500% due 10/15/2018                        480            19
     6.400% due 02/15/2019                     13,420        13,329
     6.500% due 05/15/2019                        173           172
     5.800% due 06/15/2019                      5,032         5,004
     6.250% due 07/15/2019                     18,216        18,086
     5.000% due 08/15/2019                         85            84
     7.500% due 01/15/2020                      2,676         2,671
     7.080% due 06/15/2020 (d)                     88            88
     5.250% due 07/15/2020                        304           299
     5.500% due 10/15/2020                         55            54
     9.500% due 11/15/2020                      3,189         3,366
     9.000% due 12/15/2020                        795           822
     8.750% due 12/15/2020                      1,265         1,295
     6.000% due 12/15/2020                        252           242
     9.000% due 12/15/2020                      1,602         1,653
     9.500% due 01/15/2021                      1,955         2,056
     6.250% due 01/15/2021                        200           196
     8.000% due 04/15/2021                         89            91
     6.500% due 05/15/2021                        104           103
     6.500% due 05/17/2021                         57            55
     8.500% due 06/15/2021                     24,203        24,926
     6.950% due 07/15/2021                        439           441
     9.000% due 07/15/2021                      1,969         2,051
     9.500% due 07/15/2021                      1,203         1,310
     8.000% due 07/15/2021                      9,502         9,533
     6.200% due 08/15/2021                      1,158         1,148
     6.950% due 08/15/2021                        157           154

70     PIMCO Funds See accompanying notes

                                            Principal
                                               Amount         Value
                                               (000s)        (000s)
===================================================================
   8.000% due 08/15/2021                     $ 23,472      $ 23,808
   7.000% due 09/15/2021                          274           272
   6.500% due 09/15/2021                       29,896        29,579
   7.000% due 10/15/2021                            9             9
   8.000% due 12/15/2021                       18,405        18,931
   6.850% due 01/15/2022                          700           692
   8.250% due 06/15/2022                        5,000         5,101
   7.000% due 07/15/2022                        9,380         9,144
   8.500% due 10/15/2022                        7,029         7,303
   7.500% due 01/15/2023                       17,740        17,313
   7.000% due 05/15/2023                       10,499         9,810
   7.000% due 07/15/2023                          270           246
   7.500% due 07/15/2023                          395           399
   6.500% due 07/15/2023                          272           266
   6.500% due 08/15/2023                      141,607       140,328
   6.850% due 10/25/2023                        3,059         2,992
   6.500% due 11/15/2023                          135           117
   7.500% due 01/20/2024                          103           103
   5.000% due 02/15/2024                          116            97
   6.500% due 02/15/2024                           21            21
   6.500% due 03/15/2024                          320           283
   8.000% due 04/25/2024                          475           484
   6.250% due 05/15/2024                       13,357        11,838
   7.250% due 08/15/2024                          190           190
   8.000% due 09/15/2024                       16,250        16,398
   7.500% due 02/15/2025                        3,620         3,639
   7.000% due 09/17/2025                           40            39
   6.500% due 03/15/2026                          110           104
   8.020% due 10/01/2026 (d)                    2,926         2,985
   6.000% due 11/15/2026                          550           510
   7.500% due 01/15/2027                       25,182        24,035
   7.000% due 01/15/2027                           61            61
   8.000% due 02/15/2027                       34,599        34,657
   7.500% due 03/17/2027                       20,000        19,806
   6.750% due 05/15/2027                          824           819
   7.500% due 06/20/2027                       19,568        18,783
   6.500% due 08/15/2027                       15,642        12,949
   6.500% due 10/15/2027                       32,300        29,407
   6.000% due 11/15/2027                          665           616
   6.500% due 01/25/2028                        8,691         7,893
   7.000% due 02/15/2028                        1,593         1,520
   6.500% due 04/15/2028                      158,188       144,424
   6.500% due 05/15/2028                       48,000        43,284
   6.500% due 06/15/2028                       61,318        51,465
   6.500% due 06/20/2028                       23,392        19,621
   6.500% due 07/15/2028                       70,438        58,390
   6.500% due 08/15/2028                      275,986       229,683
   7.000% due 11/15/2028                        9,000         8,570
   6.500% due 12/15/2028                        7,057         5,506
   6.000% due 12/15/2028                       23,099        18,817
   6.250% due 12/15/2028                        1,673         1,376
   6.500% due 01/15/2029                       10,411         9,614
   6.000% due 02/15/2029                        3,873         2,877
   6.500% due 03/15/2029                       25,864        22,421
   6.500% due 06/01/2029                          106           102
   6.500% due 07/01/2029                        1,084         1,043
   8.000% due 07/15/2029                        1,250         1,222
   7.500% due 08/15/2030                          201           192
   7.000% due 09/15/2030 (d)                   18,100        15,280
   7.120% due 09/30/2030                       15,200        15,053
   7.500% due 10/15/2030                       27,350        25,991
   6.500% due 08/15/2032 (d)                   26,172        25,687
Federal National Mortgage Assn.
   9.100% due 02/25/2002                          194           193
   7.500% due 05/25/2005                        6,700         6,757
   7.500% due 02/25/2006                          375           377
   6.500% due 05/01/2006                          142           141
   6.500% due 07/25/2006                           50            50
   8.000% due 11/25/2006                           30            30
   6.350% due 12/25/2006                            8             8
   6.000% due 07/25/2007                          300           296
   5.580% due 08/25/2007 (d)                       10             9
   6.740% due 08/25/2007                          145           142
   6.270% due 09/25/2007                        3,000         2,852
   7.000% due 10/25/2007                          200           200
   6.500% due 05/25/2008                          500           497
  10.500% due 08/25/2008                        7,146         7,851
   6.000% due 08/25/2008                           69            68
   7.450% due 09/25/2008 (d)                    1,606         1,463
   6.750% due 11/25/2010                          886           881
   7.000% due 01/25/2011                          100            99
   6.000% due 03/18/2015                       11,217        11,128
   8.000% due 12/25/2016                          181           183
   9.250% due 04/25/2018                          173           182
   9.300% due 05/25/2018                          672           699
   9.500% due 06/25/2018                          564           589
   7.210% due 06/25/2018 (d)                        3             3
   9.500% due 11/25/2018                        6,998         7,155
   6.000% due 02/25/2019                        4,242         4,195
   6.500% due 03/25/2019                          885           872
   9.500% due 06/25/2019                        1,339         1,400
   5.650% due 07/25/2019                          457           454
   9.300% due 08/25/2019                           73            77
   6.350% due 08/25/2019                          207           205
   8.000% due 10/25/2019                          620           618
   9.000% due 12/25/2019                        5,985         6,159
   7.500% due 12/25/2019                           74            73
   7.500% due 05/25/2020                        3,225         3,241
   6.750% due 06/25/2020                          248           247
   7.080% due 07/18/2020 (d)                       46            46
   7.000% due 07/25/2020                          327           326
   9.000% due 09/25/2020                        3,338         3,452
   7.000% due 09/25/2020                       12,693        12,648
   6.500% due 09/25/2020                        1,367         1,355
   5.000% due 09/25/2020                          200           190
   8.000% due 12/25/2020                       26,225        26,782
   7.160% due 12/25/2020 (d)                       10            10
   8.750% due 01/25/2021                        3,151         3,232
   9.000% due 01/25/2021                        5,264         5,483
   5.750% due 02/18/2021                          100            96
   7.500% due 03/25/2021                        2,159         2,150
   9.000% due 03/25/2021                          459           473
   7.000% due 05/25/2021                          300           293
   7.500% due 06/25/2021                           46            46
   6.500% due 06/25/2021                        6,096         5,834
   8.000% due 07/25/2021                       14,905        15,091
   8.500% due 09/25/2021                        5,376         5,544
   7.000% due 10/25/2021                        9,317         9,113
   8.000% due 10/25/2021                       22,645        22,940
   7.000% due 11/25/2021                       23,206        23,031
   6.000% due 12/25/2021                           34            34
   4.000% due 01/25/2022                          126           113
   8.000% due 01/25/2022                       21,700        21,968
   8.000% due 03/25/2022                           72            72
   7.000% due 04/25/2022                       17,091        16,299
   5.000% due 04/25/2022                           48            44
  10.000% due 05/01/2022                          133           141
   7.380% due 05/25/2022                        9,227         9,100
   7.000% due 06/25/2022                        1,276         1,249
   8.000% due 06/25/2022                        3,861         3,915
   8.000% due 07/25/2022                       60,892        61,455
   7.000% due 07/25/2022                        5,582         5,516
   6.500% due 10/25/2022                        4,048         3,672
   7.800% due 10/25/2022                        3,328         3,325
   6.500% due 12/25/2022                          195           192
   7.000% due 03/25/2023                       28,890        27,361
   6.500% due 05/18/2023                       10,717        10,601
   6.900% due 05/25/2023                          159           142
   7.000% due 06/25/2023                        5,258         4,769
   6.000% due 08/25/2023                        2,703         2,529
   6.500% due 08/25/2023                           35            34
   6.000% due 08/25/2023                       11,122         9,496
   1.000% due 09/25/2023                          226           204
   6.750% due 09/25/2023                        3,971         3,558
   6.750% due 10/25/2023                          597           512
   7.500% due 10/25/2023                           50            51
   6.500% due 11/25/2023                           85            83
   6.500% due 12/25/2023                        1,317         1,145
   7.100% due 12/25/2023                        6,769         6,465
   6.500% due 01/25/2024                        2,656         2,386

                           2000 Semi-Annual Report See accompanying notes     71

Total Return Fund

September 30, 2000 (Unaudited)
                                            Principal
                                               Amount         Value
                                               (000s)        (000s)
-------------------------------------------------------------------
     7.250% due 02/25/2024                    $    17       $    17
     6.500% due 02/25/2024                      5,150         4,794
     7.500% due 06/20/2024                        106           107
     6.500% due 08/17/2024                     17,000        16,096
     7.000% due 02/18/2025                        121           121
     6.600% due 05/18/2025                        219           212
     7.500% due 11/17/2025                        289           286
     7.500% due 12/25/2025                        360           354
     7.000% due 02/15/2026                        180           178
     7.000% due 07/18/2026                        450           433
     6.500% due 09/18/2026                        120           114
     7.000% due 12/18/2026                     16,310        15,014
     6.000% due 12/25/2026                        170           157
     6.000% due 03/25/2027                        320           295
     6.000% due 05/17/2027                      5,470         4,756
     6.500% due 07/18/2027                        173           148
     7.000% due 07/18/2027                        460           446
     8.000% due 08/18/2027                        286            79
     7.500% due 08/20/2027                      2,503         2,398
     6.890% due 02/01/2028 (d)                  1,292         1,328
     7.020% due 04/18/2028 (d)                  3,211         3,216
     6.500% due 06/25/2028                      4,700         4,325
     6.500% due 07/18/2028                     67,412        60,818
     6.000% due 07/18/2028                      8,649         6,778
     9.100% due 09/25/2028                     20,532        22,196
     6.250% due 02/25/2029                        500           429
     6.000% due 04/25/2029                     10,809         7,804
     7.120% due 08/25/2030 (d)                 94,976        94,925
     7.070% due 09/01/2030 (d)                 85,000        84,920
     6.300% due 10/17/2038                     15,471        13,551
First Commonwealth Savings & Loan
    10.380% due 04/01/2005                         16            17
First Nationwide Trust
     6.500% due 03/25/2029                      4,400         4,128
     6.750% due 07/25/2029                      5,498         5,462
     7.750% due 09/19/2030                      6,000         5,544
First Union Residential Securitization, Inc.
     7.000% due 04/25/2025                        356           346
     6.750% due 08/25/2028                      9,048         8,047
Gaston Oaks PLC
     6.930% due 01/01/2036                      4,922         4,871
General Electric Capital Mortgage Services, Inc.
     6.000% due 01/25/2009                      1,148         1,140
     6.750% due 12/25/2012                      2,498         2,479
     6.500% due 09/25/2023                      1,175         1,019
     6.500% due 12/25/2023                      8,631         7,454
     6.500% due 01/25/2024                      3,895         3,339
     6.500% due 02/25/2024                          1             1
     6.500% due 03/25/2024                     66,953        61,533
     6.500% due 04/25/2024                     66,640        55,826
     7.250% due 05/25/2026                      3,780         3,663
     7.500% due 06/25/2027                     21,893        21,707
     7.500% due 07/25/2027                     10,129         9,926
     7.000% due 10/25/2027                     14,502        13,726
     7.000% due 11/25/2027                     72,500        69,853
     6.650% due 05/25/2028                      6,902         6,833
     6.750% due 05/25/2028                     23,934        21,974
     6.750% due 06/25/2028                     20,517        19,333
     6.550% due 06/25/2028                     23,450        22,829
     6.600% due 06/25/2028                      7,106         7,045
     6.750% due 06/25/2028                      1,314         1,304
     6.750% due 10/25/2028                      9,311         8,785
     6.250% due 12/25/2028                     54,952        49,910
     6.500% due 12/25/2028                     19,500        18,009
     6.500% due 05/25/2029                      9,858         9,075
     6.750% due 05/25/2029                     20,000        18,531
     6.500% due 07/25/2029                     95,240        87,417
     5.950% due 07/25/2029                     24,794        24,466
     6.000% due 07/25/2029                     23,507        23,065
     6.250% due 07/25/2029                    132,674       128,277
     7.250% due 08/25/2029                      8,000         7,606
     7.000% due 09/25/2029                     15,957        15,013
General Motors Acceptance Corp.
     6.920% due 07/20/2002 (d)                  3,287         3,287
     6.700% due 03/15/2008                     29,732        28,905
GGP-Homart
     7.040% due 06/10/2003 (d)                 19,600        19,643
GMAC Commercial Mortgage Securities, Inc.
     6.150% due 11/15/2007                        264           256
     6.970% due 05/15/2008                     28,427        28,360
     6.570% due 09/15/2033                     30,119        29,617
     6.950% due 09/15/2033                     25,060        24,703
GMAC Mortgage Corporation Loan Trust
     7.500% due 05/25/2030                     12,000        11,895
Goldman Sachs Mortgage Corp.
     6.000% due 12/31/2007 (l)                  8,635         8,030
Government National Mortgage Association
     6.250% due 06/20/2022                     43,622        43,216
     7.220% due 06/20/2023 (d)                 48,214        48,122
     7.250% due 12/16/2023                      7,444         7,468
     7.000% due 01/15/2024                        414           409
     8.000% due 05/16/2024                         73            73
     7.000% due 03/20/2026                        320           310
     7.000% due 08/20/2026                        114           111
     7.500% due 02/16/2027                          1             1
     7.500% due 07/16/2027                     29,918        28,903
     7.000% due 12/20/2027                     18,416        17,479
     6.500% due 06/20/2028                     30,965        25,382
     6.500% due 07/20/2028                     39,127        31,695
     6.500% due 09/20/2028                     28,461        23,948
     6.500% due 01/20/2029                     27,852        23,106
     6.500% due 03/20/2029                     16,259        14,914
     8.000% due 03/20/2029                      7,151         7,305
     6.000% due 05/20/2029                     10,831         8,518
     7.500% due 01/20/2030                        315           310
     7.500% due 09/20/2030                      5,000         4,774
     7.130% due 09/20/2030 (d)                 13,800        13,797
     7.070% due 10/30/2030                     58,500        58,518
Greenwich
     7.980% due 04/25/2022 (d)                    425           424
     7.810% due 07/25/2022 (d)                    109           108
     8.150% due 10/25/2022 (d)                     55            55
     8.190% due 04/25/2023 (d)                    918           915
     8.780% due 04/25/2024 (d)                    848           858
     8.860% due 06/25/2024 (d)                    493           500
     9.690% due 08/25/2024 (d)                    914           923
     9.480% due 11/25/2024 (d)                    195           195
GS Mortgage Securities Corp.
     6.060% due 10/18/2030                          0             0
Harborview Mortgage Loan Trust
     7.470% due 08/19/2030                     22,975        23,176
Headlands Mortgage Securities, Inc.
     7.250% due 11/25/2012                      2,043         2,043
     7.160% due 12/25/2012                        775           773
     7.250% due 11/25/2027                     18,456        18,260
     7.000% due 02/25/2028                        560           557
ICI Funding Corp. Secured Assets Corp.
     7.250% due 09/25/2027                     18,068        17,744
     7.750% due 03/25/2028                      1,868         1,819
Impac CMB Trust
     6.870% due 07/25/2028 (d)                  1,061         1,062
Impac Secured Assets CMN Owner Trust
     7.320% due 10/25/2030 (d)                 62,000        62,000
Imperial CMB Trust
     6.950% due 09/25/2026 (d)                  6,035         6,039
     6.650% due 11/25/2029                      1,063         1,055
Independent National Mortgage Corp.
     6.650% due 10/25/2024                      2,723         2,633
     9.140% due 11/25/2024 (d)                      5             5
     8.560% due 11/25/2024 (d)                  1,140         1,155
     8.750% due 12/25/2024                         30            31
     9.070% due 01/25/2025 (d)                    107           109
     8.000% due 06/25/2025                          7             7
     8.230% due 07/25/2025 (d)                  6,762         6,821
     7.500% due 09/25/2025                        782           780
International Mortgage Acceptance Corp.
    12.250% due 03/01/2014                        255           291
J.P. Morgan Commercial Mortgage Finance Corp.
     8.230% due 02/25/2028                      1,615         1,617
     6.530% due 01/15/2030                     20,000        19,545

72     PIMCO Funds See accompanying notes

                                            Principal
                                               Amount         Value
                                               (000s)        (000s)
-------------------------------------------------------------------
Kidder Peabody Acceptance Corp.
   8.310% due 09/25/2024 (d)                 $  7,392      $  7,417
LB Mortgage Trust
   8.400% due 01/20/2017                       38,879        40,339
Mellon Residential Funding Corp.
   6.500% due 02/25/2028                       10,000         8,663
   6.350% due 06/25/2028                       22,000        21,585
   6.110% due 01/25/2029                       23,900        22,922
   6.570% due 07/25/2029                       44,000        42,688
   6.580% due 07/25/2029                       55,500        54,805
   6.460% due 07/25/2029                        6,631         6,602
Merrill Lynch Mortgage Investors, Inc.
   7.000% due 06/15/2021                        2,182         2,187
   7.150% due 06/15/2021 (d)                    4,694         4,617
   7.410% due 06/15/2021 (d)                    4,404         4,340
   6.950% due 06/18/2029                       36,420        36,421
Midland Realty Acceptance Corp.
   7.020% due 01/25/2029                       19,667        19,552
MLCC Mortgage Investors, Inc.
   6.870% due 09/15/2026 (d)                   18,580        18,556
Morgan Stanley Capital
   6.860% due 05/15/2006                        2,041         2,037
   6.190% due 01/15/2007                       20,866        20,449
   6.160% due 04/03/2009                       13,464        13,058
   7.460% due 02/15/2020                       11,450        11,640
   6.590% due 10/03/2030                        6,612         6,546
Morgan Stanley, Dean Witter, Discover and Co.
   6.850% due 07/25/2027 (d)                      677           673
Mortgage Capital Funding, Inc.
   7.800% due 04/15/2006                          500           510
   7.010% due 09/20/2006                       15,545        15,399
   7.600% due 05/25/2027                       12,959        13,133
NationsBanc Montgomery Funding Corp.
   6.750% due 06/25/2028                       10,000         9,419
   6.500% due 07/25/2028                       14,470        13,325
   6.750% due 08/25/2028                       20,009        18,191
   6.250% due 10/25/2028                        2,000         1,804
Nationslink Funding Corp.
   5.810% due 02/10/2001                       14,502        14,444
   6.330% due 10/22/2004                        6,542         6,447
   6.650% due 02/10/2006                       12,124        11,968
   6.970% due 04/10/2007 (d)                    7,417         7,419
Nomura Asset Securities Corp.
   8.490% due 05/25/2024 (d)                    1,701         1,743
Norwest Asset Securities Corp.
   6.750% due 12/25/2012                       16,624        16,427
   6.500% due 06/25/2013                        3,129         3,059
   7.500% due 03/25/2027                        1,943         1,938
   6.750% due 09/25/2027                        2,957         2,899
   6.350% due 04/25/2028                        1,747         1,733
   6.750% due 05/25/2028                        5,000         4,587
   6.250% due 08/25/2028                        4,355         4,307
   6.250% due 09/25/2028                          418           377
   6.750% due 10/25/2028                       18,215        17,208
   6.500% due 12/25/2028                       20,000        18,448
   6.500% due 01/25/2029                          373           279
   6.500% due 02/25/2029                       67,312        62,208
   6.500% due 04/25/2029                       26,751        24,622
   6.300% due 04/25/2029                        8,082         7,847
   6.200% due 04/25/2029                       77,385        74,553
   5.950% due 04/25/2029                      111,948       108,611
   6.000% due 05/25/2029                       19,713        19,332
   6.250% due 05/25/2029                          504           485
   6.500% due 06/25/2029                       46,178        42,395
   6.750% due 08/25/2029                        1,267         1,255
   7.000% due 09/25/2029                        3,451         2,888
   6.500% due 10/25/2029                        1,980         1,824
   7.000% due 11/25/2029                       14,870        14,238
   7.250% due 02/25/2030                       19,756        18,206
PaineWebber Mortgage
   6.000% due 04/25/2009                       11,951        11,435
PHH Mortgage Services Corp.
   7.180% due 11/18/2027                          956           911
PNC Mortgage Securities Corp.
   6.750% due 06/25/2016                       10,346        10,242
   7.000% due 10/25/2027                       36,034        34,747
   6.750% due 12/25/2027                        7,230         6,507
   6.990% due 02/25/2028                        9,574         9,358
   6.500% due 02/25/2028                        1,221         1,213
   7.000% due 02/25/2028                       25,604        24,686
   6.630% due 03/25/2028                        1,750         1,723
   7.000% due 05/25/2028                        6,422         6,373
   6.550% due 07/25/2028                       24,500        24,240
   6.750% due 07/25/2028                        3,527         3,326
   6.750% due 09/25/2028                        3,996         3,766
   6.750% due 10/25/2028                       26,133        24,476
   6.750% due 12/25/2028                       21,709        20,402
   6.500% due 01/25/2029                          999           922
   6.250% due 01/25/2029                        9,263         8,352
   6.300% due 03/25/2029                       10,000         9,051
   6.500% due 06/25/2029                       48,600        44,628
   6.200% due 06/25/2029                       50,581        49,496
   7.750% due 07/25/2030                       78,448        78,300
   7.500% due 09/29/2030                          500           501
Potomac Gurnee Finance Corp.
   6.890% due 12/21/2026                           47            46
Prudential Bache
   6.710% due 09/01/2018 (d)                      215           212
   8.400% due 03/20/2021                        5,974         6,120
Prudential Home Mortgage Securities
   7.000% due 01/25/2008                       23,860        23,644
   6.750% due 08/25/2008                          414           412
   6.400% due 04/25/2009                          697           692
   6.950% due 11/25/2022                          222           204
   7.000% due 07/25/2023                       11,428        11,321
   6.750% due 10/25/2023                        9,611         7,958
   5.900% due 12/25/2023                        5,036         4,965
   6.050% due 04/25/2024                        2,546         2,520
   6.800% due 05/25/2024                       10,970         9,175
   6.450% due 11/25/2025                        5,264         4,584
Prudential Securities Secured Financing Corp.
   6.070% due 01/15/2008                       12,480        12,061
   6.960% due 06/15/2008                       20,592        20,555
PSB Financial Corp.
  11.050% due 12/01/2015                          440           448
Resecuritization Mortgage Trust
   6.750% due 06/19/2028                       18,235        17,146
Residential Accredit Loans, Inc.
   7.450% due 04/25/2023                          960           956
   7.500% due 08/25/2027                       15,000        14,866
   6.500% due 02/25/2028                       20,616        20,459
   7.000% due 02/25/2028                       41,115        39,716
   6.500% due 12/25/2028                          400           369
   6.500% due 05/25/2029                        3,000         2,765
   6.750% due 06/25/2029                        1,576         1,543
   7.000% due 07/25/2029                          468           462
   7.750% due 03/25/2030                        4,389         4,418
Residential Asset Securitization Trust
   7.000% due 03/25/2027                           10            10
   7.380% due 03/25/2027                        5,142         5,026
   7.000% due 10/25/2027                       19,541        19,097
   7.000% due 01/25/2028                       20,000        18,906
   6.750% due 06/25/2028                       14,914        14,701
   6.500% due 12/25/2028                        1,250         1,132
   6.500% due 03/25/2029                       22,700        21,416
   7.320% due 09/25/2030 (d)                   16,648        16,768
Residential Funding Mortgage Securities, Inc.
   7.000% due 08/25/2008                        5,237         5,215
   7.500% due 09/25/2011                       14,406        14,493
   7.000% due 05/25/2012                        3,095         3,050
   6.500% due 12/25/2012                       21,417        20,597
   7.750% due 09/25/2022                          417           418
   8.000% due 01/25/2023                        2,725         2,745
   8.000% due 02/25/2023                        9,675         9,764
   6.500% due 11/25/2023                        1,660         1,504
   6.000% due 03/25/2024                        1,418         1,408
   7.500% due 09/25/2025                       11,897        11,899
   7.500% due 12/25/2025                          944           947

                           2000 Semi-Annual Report See accompanying notes     73

Total Return Fund
September 30, 2000 (Unaudited)

                                            Principal
                                               Amount        Value
                                               (000s)       (000s)
-------------------------------------------------------------------
     7.750% due 11/25/2026                   $  9,000      $  9,122
     7.500% due 04/25/2027                      6,217         6,160
     7.500% due 06/25/2027                     53,035        52,584
     7.500% due 07/25/2027                     25,265        25,405
     7.250% due 08/25/2027                     16,000        15,602
     7.250% due 10/25/2027                     42,033        40,796
     7.000% due 11/25/2027                     17,000        16,291
     6.750% due 02/25/2028                     12,742        12,486
     6.750% due 05/25/2028                     60,741        56,513
     6.750% due 06/25/2028                     69,960        65,112
     6.750% due 07/25/2028                      9,000         8,471
     6.750% due 08/25/2028                     10,000         9,347
     6.750% due 09/25/2028                     66,493        62,546
     6.500% due 10/25/2028                     52,000        47,981
     6.250% due 11/25/2028                      3,000         2,716
     6.500% due 12/25/2028                     23,400        21,578
     6.500% due 01/25/2029                     72,314        66,473
     6.500% due 03/25/2029                      6,980         6,500
     6.200% due 05/25/2029                     66,252        65,527
     6.500% due 06/25/2029                     11,335         8,559
     6.750% due 07/25/2029                     22,600        21,152
     7.000% due 10/25/2029                     25,260        24,140
     7.500% due 11/25/2029                     12,338        11,890
Resolution Trust Corp.
     8.690% due 08/25/2021                      6,609         6,582
     8.140% due 10/25/2021 (d)                    142           141
     5.570% due 10/25/2021 (d)                    133           130
     8.630% due 10/25/2021                        129           129
     8.710% due 05/25/2022 (d)                  1,356         1,329
     8.630% due 08/25/2023 (d)                  1,850         1,853
     8.840% due 12/25/2023                      3,300         3,372
     9.450% due 05/25/2024                      1,431         1,425
     8.000% due 04/25/2025                        167           161
     8.000% due 06/25/2026                        253           248
     8.170% due 10/25/2028 (d)                  5,276         5,399
     7.420% due 10/25/2028 (d)                 13,604        13,501
     7.510% due 05/25/2029 (d)                  2,670         2,675
     7.030% due 05/25/2029 (d)                  2,631         2,588
RMF Commercial Mortgage Securities, Inc.
     6.720% due 01/15/2019                        235           229
Ryan Mortgage Acceptance Corp.
     9.450% due 10/01/2016                         78            81
Ryland Acceptance Corp.
    11.500% due 12/25/2016                         84            90
     8.200% due 09/25/2022                         17            17
Ryland Mortgage Securities Corp.
     8.200% due 06/25/2021                         35            35
     8.430% due 08/25/2022 (d)                  1,803         1,810
     8.020% due 08/25/2029 (d)                  2,089         2,101
     7.240% due 10/25/2031 (d)                  3,035         3,018
Salomon Brothers Mortgage Securities
     9.110% due 07/01/2024 (d)                  4,110         4,135
     6.960% due 04/25/2029 (d)                 21,863        21,881
     7.000% due 04/25/2029 (d)                  7,709         7,701
     6.920% due 06/25/2029 (d)                 40,316        40,319
     7.020% due 09/25/2029 (d)                    398           400
Salomon Smith Barney Holdings, Inc.
     6.630% due 07/01/2002                         55            55
Santa Barbara Savings
     9.500% due 11/20/2018                      2,032         2,058
Saxon Mortgage
     6.250% due 04/25/2009                      3,169         3,136
     6.500% due 02/25/2024                      1,820         1,795
     9.070% due 09/25/2024 (d)                  3,159         3,187
Sears Mortgage Securities
     6.280% due 12/25/2028                        281           274
Securitized Asset Sales, Inc.
     8.500% due 10/25/2023 (d)                  1,375         1,370
     8.510% due 12/26/2023 (d)                    745           753
     7.410% due 09/25/2024 (d)                  9,900         9,944
Security Pacific National Bank
     6.380% due 03/25/2018 (d)                     86            83
Sequoia Mortgage Trust
     6.350% due 09/25/2025 (d)                  6,000         5,847
Small Business Investment Co.
   7.540% due 08/10/2009                       75,600         77,349
   8.020% due 02/10/2010                      102,039        107,158
   7.640% due 03/10/2010                       69,731         71,581
   7.450% due 09/01/2010                       15,860         15,884
Southern Pacific Secured Assets Corp.
   6.790% due 07/25/2029 (d)                   39,853         39,621
Starwood Commercial Mortgage
   6.600% due 02/03/2009                       11,556         11,404
Structured Asset Mortgage Investments, Inc.
   6.750% due 03/25/2028                        22,519        21,209
   6.910% due 06/25/2028 (d)                    37,724        36,711
   6.250% due 11/25/2028                        14,878        13,452
   6.750% due 01/25/2029                        10,000         9,395
   6.300% due 05/25/2029                        18,419        17,976
   6.580% due 06/25/2029 (d)                    30,039        28,797
   7.250% due 07/25/2029                        23,718        23,660
   7.230% due 02/25/2030                           955           939
Structured Asset Notes Transactions Ltd.
   6.650% due 08/30/2005                        18,771        18,114
Structured Asset Securities Corp.
   7.000% due 12/25/2027                        51,500        48,812
Superannuation Members Home Loans Global Fund
   7.020% due 06/15/2026 (d)                    19,900        19,894
TMA Mortgage Funding Trust
   7.000% due 01/25/2029 (d)                    28,816        28,816
Union Planters Mortgage Finance Corp.
   6.750% due 01/25/2028                         4,000         3,668
   6.800% due 01/25/2028                        15,000        14,498
Vendee Mortgage Trust
   7.750% due 03/15/2016                           104           103
   7.500% due 08/15/2017                           333           334
   7.750% due 05/15/2018                           550           555
   6.500% due 05/15/2020                        28,750        27,199
   6.830% due 01/15/2030                        16,470        16,111
Washington Mutual
   6.780% due 07/26/2003 (d)                   155,246       155,199
Western Federal Savings & Loan
   7.930% due 06/25/2021 (d)                     3,229         3,229
                                                           ---------
                                                           7,986,226
                                                           =========
Federal Home Loan Mortgage Corporation 2.4%
   5.000% due 10/15/2020                         1,000           958
   5.500% due 04/01/2001-10/14/2029 (k)          3,113         2,863
   5.750% due 08/15/2020                           300           295
   5.900% due 12/01/2026 (d)                     5,871         5,751
   6.000% due 12/01/2000-10/16/2030 (k)        282,314       264,740
   6.500% due 07/01/2001-05/01/2029 (k)        167,130       155,382
   6.540% due 11/01/2026 (d)                     6,846         6,831
   6.720% due 11/01/2028 (d)                    23,564        23,205
   6.750% due 01/17/2025                         8,349         8,304
   6.780% due 11/01/2003                            68            67
   6.930% due 07/01/2025 (d)                     6,508         6,588
   7.000% due 10/01/2002-11/12/2030 (k)        113,851       111,878
   7.280% due 09/01/2027 (d)                     2,796         2,782
   7.370% due 10/01/2023 (d)                       881           900
   7.390% due 10/01/2023 (d)                     1,546         1,579
   7.400% due 10/25/2023 (d)                    14,975        15,449
   7.500% due 09/01/2001-02/01/2030 (d)(k)      13,182        13,303
   7.630% due 06/01/2017-01/01/2019 (d)(k)          26            27
   7.650% due 05/01/2025                         2,390         2,450
   7.670% due 04/01/2029 (d)                     1,266         1,302
   7.750% due 04/01/2007-04/01/2017 (d)(k)          50            49
   7.790% due 04/01/2024 (d)                     6,520         6,679
   7.810% due 07/01/2030 (d)                   140,578       141,539
   7.820% due 08/01/2023 (d)                     8,540         8,764
   7.890% due 08/01/2023-01/01/2024 (d)(k)         414           426
   7.910% due 06/01/2024 (d)                     1,025         1,051
   8.000% due 01/01/2002-09/01/2018 (k)          2,854         2,883
   8.040% due 07/01/2024 (d)                     1,429         1,464
   8.190% due 09/01/2023 (d)                     1,499         1,518
   8.250% due 08/01/2007-05/01/2023 (d)(k)       1,778         1,804
   8.260% due 07/01/2022 (d)                       937           960
   8.320% due 09/01/2023 (d)                     9,655         9,896
   8.330% due 04/01/2023 (d)                       440           448
   8.340% due 07/01/2023 (d)                       521           530

74     PIMCO Funds See accompanying notes

                                            Principal
                                               Amount        Value
                                               (000s)       (000s)
-------------------------------------------------------------------
     8.360% due 10/01/2023 (d)                 $  438        $  445
     8.420% due 05/01/2023-08/01/2023 (d)(k)    5,971         6,126
     8.450% due 08/01/2023-11/01/2023 (d)(k)    2,537         2,601
     8.480% due 11/01/2023 (d)                    143           142
     8.500% due 09/01/2001-11/01/2024 (k)       5,047         5,181
     8.510% due 10/01/2023 (d)                  1,429         1,469
     8.520% due 05/01/2027 (d)                    634           652
     8.580% due 09/01/2023 (d)                  2,307         2,376
     8.610% due 08/01/2024 (d)                    207           213
     8.630% due 08/01/2023 (d)                    390           393
     8.690% due 11/01/2023 (d)                    344           346
     8.750% due 02/01/2001-12/01/2010 (k)         107           107
     8.900% due 11/15/2020                     11,207        11,674
     9.000% due 01/01/2002-09/15/2020 (k)         532           547
     9.250% due 06/01/2009-11/01/2013 (k)          99           100
     9.500% due 08/01/2001-12/01/2022 (k)       1,234         1,283
     9.750% due 03/01/2001-05/01/2009 (k)          45            46
     10.000% due 06/01/2004-03/01/2021(k)         930           971
     10.100% due 09/01/2016                       241           256
     10.250% due 03/15/2009-05/01/2009(k)       1,091         1,159
     10.500% due 10/01/2017-01/01/2021(k)         376           403
     11.000% due 11/01/2009-05/01/2020(k)         639           684
     11.250% due 10/01/2009-09/01/2015(k)          92           100
     11.500% due 01/01/2018                        72            79
     12.500% due 12/01/2012                        16            18
     13.250% due 10/01/2013                        79            89
     14.000% due 04/01/2016                        19            21
     15.500% due 08/01/2011-11/01/2011(k)          13            15
     16.250% due 05/01/2011                         3             3
                                                          ---------
                                                            840,164
                                                          =========
Federal Housing Administration 1.4%
     6.000% due 03/20/2028                      1,739         1,629
     6.500% due 02/15/2001-03/01/2040 (k)       5,956         5,802
     6.630% due 05/28/2039-07/01/2040 (k)       3,091         2,905
     6.750% due 07/15/2001                      2,706         2,595
     6.760% due 06/25/2039-03/01/2041 (k)      16,214        15,032
     6.780% due 07/25/2040                      7,653         7,333
     6.790% due 05/01/2039                     10,902        10,677
     6.830% due 12/01/2039                      3,497         3,316
     6.880% due 11/01/2015-02/01/2041 (k)      24,874        23,656
     6.900% due 07/01/2020-12/01/2040 (k)      47,399        45,466
     6.930% due 07/01/2014-01/01/2036 (k)      17,075        16,620
     7.000% due 11/15/2040                        174           167
     7.050% due 03/25/2040                      4,516         4,359
     7.130% due 03/01/2034                      4,411         4,322
     7.210% due 12/01/2021                      2,700         2,691
     7.250% due 06/01/2040                      8,304         8,067
     7.310% due 06/01/2041                     23,567        22,800
     7.320% due 05/01/2019-08/01/2019 (k)      37,511        36,697
     7.350% due 11/01/2022                      6,028         5,985
     7.380% due 02/01/2018-01/01/2024 (k)      16,589        16,446
     7.400% due 02/01/2021                      2,191         2,187
     7.430% due 12/01/2016-05/01/2025 (k)     116,022       115,566
     7.450% due 12/01/2021                     11,589        11,578
     7.470% due 11/01/2019                     29,797        29,742
     7.500% due 03/01/2032-09/30/2039 (k)       6,672         6,569
     7.580% due 04/01/2040-12/01/2040 (k)       7,616         7,507
     7.630% due 08/01/2041                     17,747        17,552
     7.650% due 11/01/2018-11/01/2040 (k)       7,559         7,519
     7.700% due 03/15/2041                      2,720         2,697
     7.750% due 11/15/2039                      3,100         3,073
     7.880% due 12/01/2039-03/01/2041 (k)      13,423        13,479
     7.930% due 05/01/2016                      1,903         1,906
     8.250% due 10/29/2023-01/01/2041 (k)       9,512         9,675
     8.380% due 11/01/2012                        255           260
     8.630% due 08/15/2030                     34,293        35,457
                                                          ---------
                                                            501,332
                                                          =========
Federal National Mortgage Association 4.4%
     4.750% due 11/14/2003                        250           238
     5.000% due 12/25/2021-04/18/2027 (k)       2,000         1,823
     5.500% due 03/01/2013-12/01/2028 (k)      20,616        18,641
     5.920% due 11/01/2035 (d)                      0             0
     6.000% due 12/01/2000-10/16/2030 (k)     377,190       352,973
     6.090% due 12/01/2008                         49            47
     6.180% due 04/01/2027 (d)                    110           109
     6.250% due 07/25/2007                         83            83
     6.280% due 09/01/2029 (d)                    608           583
     6.340% due 09/01/2017-09/01/2024 (d)(k)    6,014         5,883
     6.390% due 05/25/2036                     29,534        25,210
     6.420% due 12/01/2007                        150           146
     6.450% due 09/25/2016                      3,380         3,355
     6.500% due 04/01/2003-06/17/2038 (k)      60,401        55,193
     6.580% due 04/01/2026 (d)                  1,111         1,105
     6.600% due 12/01/2003-09/25/2018 (k)       1,993         1,980
     6.630% due 12/01/2027 (d)                  8,174         8,137
     6.690% due 08/01/2027 (d)                 39,409        39,604
     6.750% due 08/01/2003                        223           222
     6.840% due 07/01/2003                         62            61
     6.920% due 10/01/2027 (d)                  4,427         4,442
     6.950% due 03/25/2026                        273           271
     7.000% due 07/01/2001-10/16/2030 (k)     550,197       539,989
     7.250% due 05/01/2002-01/01/2023 (k)      10,183        10,064
     7.350% due 09/01/2027 (d)                  1,815         1,849
     7.410% due 11/01/2023 (d)                    881           901
     7.450% due 11/01/2023 (d)                    166           170
     7.470% due 12/01/2023 (d)                    166           169
     7.480% due 01/01/2024-07/01/2030 (d)(k)    2,742         2,777
     7.500% due 10/01/2002-05/01/2030 (k)      14,581        14,678
     7.540% due 10/01/2023 (d)                    345           355
     7.550% due 05/01/2023 (d)                  2,224         2,238
     7.560% due 12/01/2023 (d)                    882           898
     7.570% due 01/01/2024 (d)                    395           405
     7.630% due 09/01/2022 (d)                    958           978
     7.660% due 02/01/2026 (d)                    550           565
     7.680% due 12/01/2023 (d)                  1,052         1,089
     7.690% due 01/01/2024 (d)                    431           441
     7.700% due 03/01/2025 (d)                  2,940         3,026
     7.730% due 11/01/2025 (d)                  2,003         2,058
     7.750% due 06/01/2009-01/01/2026 (d)(k)    1,448         1,485
     7.780% due 01/01/2018                      2,239         2,377
     7.790% due 09/01/2023-08/01/2027 (d)(k)    3,947         4,053
     7.810% due 11/01/2025 (d)                  1,236         1,270
     7.850% due 07/01/2018-01/01/2024 (d)(k)    6,849         7,310
     7.890% due 03/01/2026 (d)                  1,979         2,041
     7.900% due 09/01/2025 (d)                  1,560         1,585
     7.920% due 03/01/2018                      2,755         2,960
     7.930% due 09/01/2022 (d)                  1,165         1,181
     7.980% due 05/01/2030                      6,704         6,843
     8.000% due 09/01/2001-10/16/2030 (k)     367,700       372,519
     8.020% due 11/01/2025 (d)                  3,478         3,580
     8.060% due 04/01/2030                      1,861         1,877
     8.080% due 04/01/2030                      1,018         1,028
     8.120% due 07/01/2024 (d)                  4,245         4,357
     8.160% due 09/01/2024 (d)                  1,410         1,441
     8.250% due 10/01/2008-03/01/2030 (k)       2,247         2,406
     8.320% due 05/01/2026 (d)                    577           597
     8.490% due 06/01/2025                        997         1,020
     8.500% due 07/01/2001-08/01/2026 (k)       3,079         3,149
     8.560% due 05/01/2024 (d)                  2,375         2,460
     9.000% due 10/01/2004-12/01/2027 (k)       9,369         9,756
     9.250% due 10/01/2001                          2             2
     9.500% due 12/01/2006-07/01/2026 (k)       9,370         9,692
     9.750% due 11/01/2008                         58            61
    10.000% due 09/01/2003-05/01/2022(k)        1,085         1,146
    10.500% due 01/01/2016-04/01/2022(k)          533           570
    10.750% due 03/01/2014                         24            26
    11.000% due 09/01/2019-11/01/2020(k)          122           133
    11.500% due 08/20/2016-11/01/2019(k)           82            90
    12.000% due 05/01/2016                          9            10
    12.500% due 10/01/2015                         29            32
    13.000% due 09/01/2013                         29            33
    13.250% due 09/01/2011                         12            14
    14.500% due 11/01/2011-01/01/2013(k)           44            49
    14.750% due 08/01/2012                        167           194
    15.000% due 10/01/2012                         86           101
    15.500% due 10/01/2012-12/01/2012(k)           16            19
    15.750% due 12/01/2011-08/01/2012(k)           96           112
    16.000% due 09/01/2012                        108           123
                                                          ---------
                                                          1,550,458
                                                          =========

                           2000 Semi-Annual Report See accompanying notes     75

Total Return Fund
September 30, 2000 (Unaudited)
                                            Principal
                                               Amount        Value
                                               (000s)       (000s)
-------------------------------------------------------------------
Government National Mortgage Association 42.0%
     5.000% due 06/20/2022 (d)             $      327     $     330
     5.500% due 06/20/2026-10/23/2030(d)(k)    70,410        67,522
     5.650% due 10/15/2012                         11            10
     6.000% due 10/15/2008-10/23/2030(d)(k) 1,945,726     1,831,839
     6.380% due 05/20/2027 (d)                  2,430         2,447
     6.500% due 05/15/2001-10/15/2038(d)(k) 5,403,660     5,203,229
     6.630% due 01/15/2040                      9,612         9,163
     6.670% due 10/15/2001-07/16/2038(k)        1,036         1,010
     6.750% due 07/15/2001-06/20/2028(d)(k)   411,113       411,178
     6.800% due 09/15/2001-10/15/2040(k)        3,000         2,952
     6.820% due 09/15/2001-10/15/2040(k)       16,978        16,955
     6.880% due 02/20/2016-02/15/2040(d)(k)     1,187         1,156
     7.000% due 10/15/2001-10/23/2030(d)(k) 2,305,309     2,271,274
     7.120% due 02/16/2030 (d)                 13,093        13,154
     7.130% due 12/20/2017-12/20/2027(d)(k)   346,703       349,453
     7.250% due 08/24/2024-08/20/2027(d)(k)       325           327
     7.380% due 05/20/2017-05/20/2028(d)(k)   501,835       505,641
     7.500% due 01/15/2003-10/23/2030(k)    2,917,919     2,925,968
     7.700% due 02/15/2002                      4,034         4,013
     7.750% due 07/15/2001                      3,958         3,942
     7.880% due 04/20/2023 (d)                    338           342
     8.000% due 05/15/2001-10/23/2030(k)    1,228,446     1,248,773
     8.130% due 07/15/2001-12/01/2039(k)        3,681         3,684
     8.250% due 08/15/2004-05/15/2022(k)          414           423
     8.500% due 06/15/2001-10/23/2030(k)       50,513        51,899
     8.750% due 03/15/2007-07/15/2007(k)           92            95
     9.000% due 06/15/2001-07/20/2022(k)        5,271         5,529
     9.250% due 07/15/2003-12/20/2016(k)          166           170
     9.500% due 04/15/2001-08/15/2023(k)        4,631         4,857
     9.750% due 09/15/2002-07/15/2004(k)           80            82
    10.000% due 04/15/2001-02/15/2025(k)        5,288         5,612
    10.250% due 02/20/2019                         22            23
    10.500% due 06/15/2004-09/15/2021(k)          655           702
    11.000% due 01/15/2001-03/15/2019(k)          212           229
    11.250% due 03/15/2001-12/20/2015(k)           35            38
    11.500% due 10/15/2010-10/15/2013(k)           48            52
    12.000% due 11/15/2012-05/15/2016(k)          228           258
    12.500% due 01/15/2011                          1             1
    13.000% due 12/15/2012-10/15/2014(k)           20            21
    13.250% due 10/20/2014                         19            22
    13.500% due 10/15/2012-09/15/2014(k)           78            89
    15.000% due 02/15/2012-10/15/2012(k)           97           113
    16.000% due 10/15/2011-05/15/2012(k)          197           236
    17.000% due 11/15/2011-12/15/2011(k)           60            72
                                                         ----------
                                                         14,944,885
                                                         ==========
Other Mortgage-Backed Securities 0.6%
Bank of America Corp.
     9.000% due 03/01/2008                         34            35
CDC Depositor Trust I
     7.050% due 01/15/2003 (d)                 19,302        19,231
Citibank, NA
     8.000% due 07/25/2018                         41            42
Commercial Mortgage Asset Trust
     6.640% due 09/17/2010                        455           439
Countrywide Funding Corp.
     6.750% due 03/25/2024                     12,260        10,528
DBL Mortgage Funding
     9.500% due 08/01/2019                          5             5
Federal Home Loan Mortgage Corp.
    11.880% due 06/15/2013                         97           102
FFCA Secured Lending Corp.
     7.850% due 05/18/2017                     28,900        28,872
First Interstate Bancorp
     9.130% due 01/01/2009 (d)(l)                  10            10
General Electric Capital Mortgage Services, Inc.
     7.250% due 07/25/2011                      1,550         1,544
General Electric Credit Corp.
     8.000% due 03/01/2002 (l)                      4             4
German American Capital Corp.
     8.360% due 09/30/2002                        462           445
     4.310% due 07/01/2018 (d)                  8,197         8,014
Guardian Savings & Loan Assn.
     6.910% due 12/25/2018 (d)                     20            20
Home Savings of America
     8.460% due 08/01/2006                         45            44
     6.100% due 05/25/2027 (d)                  2,589         2,522
     6.440% due 08/20/2029 (d)                 23,756        23,240
Imperial Savings & Loan
     8.230% due 01/25/2017 (d)                     59            59
     8.850% due 07/25/2017 (d)                    219           218
LTC Commercial Corp.
     7.100% due 11/28/2012                      3,187         3,191
Merrill Lynch Mortgage
     7.770% due 06/15/2021 (d)                    978           959
Mid-State Trust
     8.330% due 04/01/2030                     64,877        66,850
Morgan Stanley Mortgage Trust
     8.150% due 07/20/2021                          2             2
Resolution Trust Corp.
     6.930% due 05/25/2029 (d)                  3,190         3,186
Ryland Acceptance Corp.
    14.000% due 11/25/2031                        763           798
Salomon Brothers Mortgage Securities
    11.500% due 09/01/2015                        735           740
     8.400% due 11/25/2022 (d)                    508           511
Sasco Floating Rate Commercial Mortgage
     7.020% due 11/20/2001 (d)                 54,440        54,536
Sears Mortgage
    12.000% due 02/25/2014                        542           560
     7.430% due 10/25/2022 (d)                  1,844         1,865
                                                          ---------
                                                            228,572
                                                          =========
Stripped Mortgage-Backed Securities 0.0%
Bear Stearns Mortgage Securities, Inc. (IO)
     7.200% due 07/25/2024                        301            29
Chase Mortgage Finance Corp. (IO)
     9.000% due 08/25/2023                        150             4
Collateralized Mortgage Obligation
Trust (PO)
     0.000% due 04/23/2017                         12            10
Federal Home Loan Mortgage Corp. (IO)
     6.500% due 08/15/2006                         89             1
     6.500% due 11/15/2006                        232             2
     6.500% due 03/15/2007                        164             1
     5.750% due 09/15/2007 (d)                  5,084           304
     6.000% due 10/15/2007                        179            12
     6.000% due 01/15/2008                         85             4
     5.430% due 02/15/2008 (d)                    519            40
     6.400% due 10/15/2008                         61             6
     0.000% due 08/15/2016                         75             0
     6.500% due 08/15/2017                         65             0
     7.000% due 04/15/2018                        640            30
     7.500% due 08/15/2018                         15             0
     8.850% due 01/15/2021                          2            34
     9.000% due 05/15/2022                         94            24
     6.500% due 09/15/2023                        277            33
Federal National Mortgage Association (IO)
     6.500% due 05/25/2005                        679            69
     6.500% due 07/25/2006                        410            16
     7.270% due 09/25/2006                          2            14
     6.500% due 02/25/2007                      1,102            59
     6.500% due 07/25/2007                        218             9
     6.500% due 09/25/2007                      1,461            83
     6.500% due 10/25/2007                        407            22
     0.100% due 03/25/2009 (d)                 23,966           407
     6.500% due 08/25/2020                      2,649           185
    10.070% due 01/25/2021                          0             3
     7.500% due 04/25/2021                      1,486           226
     9.030% due 08/25/2021                          5           147
     0.950% due 11/25/2021 (d)                 22,673           362
     6.500% due 10/25/2022                        122            11
     6.500% due 01/25/2023                      2,726           430
     3.660% due 02/25/2023 (d)                 12,307           579
Federal National Mortgage Association (PO)
     0.000% due 09/01/2007                        667           544
     0.000% due 02/25/2021                        204           202
     0.000% due 06/25/2022                        317           308
     0.000% due 08/25/2023                        295           199

76     PIMCO Funds See accompanying notes

                                            Principal
                                               Amount        Value
                                               (000s)       (000s)
-------------------------------------------------------------------
PaineWebber (IO)
        13.600% due 08/01/2019               $      1    $       36
Vendee Mortgage Trust (IO)
        0.540% due 06/15/2023 (d)             150,746         2,633
                                                         ----------
                                                              7,078
                                                         ----------
Total Mortgage-Backed Securities                         26,058,715
(Cost $25,944,931)                                       ==========

-------------------------------------------------------------------
ASSET-BACKED SECURITIES 8.2%
-------------------------------------------------------------------
Advanta Mortgage Loan Trust
        6.820% due 05/25/2027 (d)                 667           665
        7.020% due 08/25/2029 (d)               2,709         2,719
        8.250% due 08/25/2030                   7,954         8,147
Advanta Revolving Home Equity Loan Trust
        6.990% due 01/25/2024 (d)              27,010        27,099
        6.870% due 08/25/2024 (d)              22,782        22,798
        6.870% due 02/25/2025 (d)              15,436        15,430
Aerco Ltd.
        7.090% due 07/15/2025 (d)              38,200        38,204
Aesop Funding LLC
        6.570% due 11/20/2006                  15,000        15,000
AFC Home Equity Loan Trust
        7.350% due 10/25/2026 (d)               1,628         1,634
Allied Waste Industries, Inc.
        9.440% due 07/30/2006                  24,774        24,039
        9.690% due 07/30/2007 (d)               4,955         4,808
        9.750% due 07/30/2007 (d)               3,964         3,846
        9.690% due 07/30/2007 (d)              20,809        20,193
American Express Credit Account Master Trust
        6.800% due 12/15/2003                   1,500         1,502
American Express Master Trust
        7.850% due 08/15/2005                     220           227
American Stores Co.
        7.280% due 08/30/2004                  20,000        19,776
Americredit Automobile Receivable Trust
        6.540% due 05/12/2001                     119           119
        5.300% due 10/12/2002                   8,246         8,221
        5.780% due 05/12/2003                  43,000        42,672
Amresco Residential Securities Mortgage Loan Trust
        6.820% due 10/25/2027 (d)               1,032         1,033
        6.780% due 05/25/2028 (d)               7,676         7,671
Arcadia Automobile Receivables Trust
        6.250% due 09/15/2002                  23,250        23,247
        5.900% due 11/15/2002                   7,449         7,442
        6.300% due 07/15/2003                  26,025        25,922
        6.900% due 12/15/2003                  19,431        19,482
Associates Manufactured Housing
        7.000% due 03/15/2027                   3,675         3,676
Banc One Home Equity Trust
        6.460% due 06/25/2029                  14,711        14,643
Bank One Heloc Trust
        6.880% due 04/20/2020 (d)              44,075        44,119
BankBoston Home Equity Loan Trust
        6.280% due 11/25/2010                      43            43
Bayview Financial Acquisition Trust
        7.170% due 02/25/2029 (d)               4,928         4,945
        7.030% due 02/25/2030 (d)              22,638        22,511
        7.010% due 07/25/2030 (d)              68,003        68,003
BMCA Receivables Master Trust
        6.840% due 09/20/2002 (d)              12,000        11,993
Brazos Student Loan Finance Co.
        6.900% due 06/01/2023 (d)              52,700        52,179
        7.170% due 12/01/2025 (d)              41,215        41,362
Captec Franchise Trust
        7.890% due 10/15/2010                   1,054         1,076
Champion Home Equity Loan Trust
        6.880% due 03/25/2029 (d)               4,872         4,875
Charming Shoppes Master Trust
        7.070% due 08/15/2008 (d)                 250           252
Charter Commercial Holdings LLC
        9.240% due 03/31/2008                  22,000        21,971
Chase Credit Card Master Trust
        6.660% due 01/15/2007                     645           644
Chase Funding Mortgage Loan Asset-Backed Certificates
        6.840% due 10/25/2030 (d)              58,500        58,500
Chase Manhattan Auto Owner Trust
        5.750% due 10/15/2001                      28            28
Chase Manhattan Grantor Trust
        5.200% due 02/15/2002                      50            50
        6.610% due 09/15/2002                     564           565
CMC Securities Corp. IV
        7.250% due 11/25/2027                   1,212         1,193
Community Program Loan Trust
        4.500% due 10/01/2018                  24,009        21,540
        4.500% due 04/01/2029                  26,000        19,151
Conseco Finance
        7.520% due 05/15/2014                  35,901        36,016
        6.290% due 10/15/2030                   8,418         8,416
        6.990% due 10/15/2031 (d)              29,503        29,594
Conseco Finance Home Loan Trust
        6.570% due 10/15/2006                      26            26
        6.980% due 09/28/2030                  18,500        18,500
Conseco Finance Lease LLC
        7.250% due 04/20/2003                  25,000        25,107
Conseco Finance Securitizations Corp.
        7.180% due 07/15/2002                  23,524        23,153
        7.970% due 05/01/2032                   5,000         5,070
        8.310% due 05/01/2032                  48,800        49,689
Contimortgage Home Equity Loan Trust
        6.790% due 10/15/2012 (d)               1,361         1,362
        6.130% due 03/15/2013                   1,584         1,580
        6.420% due 04/25/2014                     286           285
        6.400% due 06/15/2014                   2,000         1,993
        6.770% due 01/25/2018                  41,700        41,391
        6.990% due 03/15/2021                     350           349
        6.930% due 11/25/2022                  36,800        36,618
        7.220% due 01/15/2028                      80            80
        6.760% due 06/15/2028 (d)               2,279         2,276
        6.830% due 08/15/2028 (d)                 243           242
Copelco Capital Funding Corp.
        6.340% due 07/20/2004                       7             7
CPS Auto Trust
        6.000% due 06/15/2002                     556           555
        6.000% due 08/15/2003                      77            76
Cross Country Master Credit
        7.150% due 06/15/2006 (d)                 300           300
CS First Boston Mortgage Securities Corp.
        6.750% due 09/25/2028                   6,960         6,560
Daimler-Benz Vehicle Trust
        6.050% due 03/31/2005                   1,962         1,956
Delta Air Lines Equipment Trust
        9.230% due 07/02/2002 (l)               1,956         1,997
       10.500% due 01/02/2007 (l)               6,167         6,833
       10.570% due 01/02/2007 (l)              15,881        18,150
        9.550% due 01/02/2008 (l)               7,773         8,271
       10.430% due 01/02/2011                     960         1,053
       10.000% due 06/05/2013                  10,828        11,560
Delta Funding Home Equity Loan Trust
        6.140% due 03/15/2018                  26,242        26,139
        7.030% due 09/15/2029 (d)              10,950        10,996
        6.940% due 06/15/2030 (d)              34,344        34,427
Discover Card Master Trust
        7.000% due 10/16/2013 (d)                 400           404
Duck Auto Grantor Trust
        5.650% due 03/15/2004                   4,854         4,799
        7.260% due 05/15/2005                  43,105        43,126
EQCC Home Equity Loan Trust
        6.050% due 01/25/2010                     150           149
        6.550% due 04/25/2010                     304           303
        5.820% due 10/15/2027 (d)                 785           784
        5.770% due 03/20/2029                     150           149
Equivantage Home Equity Loan Trus
        6.550% due 10/25/2025                      75            75
Federal Home Loan Mortgage Corp.
        6.750% due 08/15/2026 (d)              56,100        56,100
Felco Funding LLC
        5.980% due 09/15/2001                     175           177


                           2000 Semi-Annual Report See accompanying notes     77

Total Return Fund
September 30, 2000 (Unaudited)
                                            Principal
                                               Amount        Value
                                               (000s)       (000s)
===================================================================
Fidelity Equipment Lease Trust
   5.860% due 09/15/2001                      $ 8,481       $ 8,453
First Alliance Mortgage Loan Trust
   7.000% due 03/20/2031 (d)                   14,818        14,827
First Merchants Auto Trust
   6.850% due 11/15/2002                           14            14
First Omni Bank
   6.650% due 09/15/2003 (d)                    1,500         1,500
First Security Auto Grantor Trust
   6.100% due 04/15/2003                          699           698
   5.970% due 04/15/2004                          120           119
First Union Master Credit Card Trust
   6.630% due 09/15/2003                       88,750        88,845
First USA Credit Card Master Trust
   6.130% due 09/17/2003 (d)                      300           300
FMAC Loan Receivables Trust
   7.900% due 04/15/2019                           20            20
   6.830% due 09/15/2020                          680           626
   6.200% due 09/15/2020                          261           253
   6.500% due 09/15/2020                          237           216
Ford Credit Auto Owner Trust
   5.470% due 09/15/2001                          175           174
   5.770% due 11/15/2001                        8,771         8,762
   6.200% due 04/15/2002                          407           407
Ford Motor Credit Corp.
   5.500% due 02/15/2003                        5,300         5,278
Fred Meyer, Inc.
   7.380% due 03/19/2003 (d)                   12,405        12,269
GMAC Mortgage Corp. Loan
   7.010% due 11/18/2025 (d)                   42,817        42,886
   7.930% due 03/25/2030                       39,407        36,913
Green Tree Financial Corp.
   7.150% due 07/15/2027                          221           221
   6.490% due 03/15/2028                       36,494        36,390
   6.420% due 11/15/2028                        1,386         1,383
   5.850% due 11/01/2029                           27            27
   6.870% due 04/01/2030                        1,105           988
   6.660% due 06/01/2030                        1,405         1,177
   5.600% due 12/01/2030                          215           214
   5.510% due 02/01/2031                          271           270
   7.860% due 04/01/2031                          400           386
Green Tree Floorplan Receivables Master Trust
   6.970% due 11/15/2004 (d)                   46,000        46,098
Green Tree Home Equity Loan Trust
   5.590% due 02/15/2013                           32            32
   6.040% due 06/15/2029                           49            49
   5.990% due 07/15/2030                          209           209
Green Tree Home Improvement Loan Trust
   5.910% due 08/15/2007                           14            14
   7.270% due 09/15/2028 (d)                    4,162         4,155
   6.390% due 01/15/2029                        1,945         1,945
Green Tree Lease Finance
   6.170% due 09/20/2005                           56            56
Green Tree Recreational Equipment
   6.430% due 04/17/2006                        3,234         3,229
Harley-Davidson Eaglemark
   5.250% due 07/15/2003                           96            95
Headlands Home Equity Loan Trust
   7.270% due 12/15/2024 (d)                      529           532
HFC Home Equity Loan
   6.830% due 12/20/2016                          282           281
Honda Auto Receivables Grantor
   5.950% due 05/15/2003                           61            61
Household Consumer Loan Trust
   7.040% due 08/15/2006 (d)                   19,321        19,073
IMC Home Equity Loan Trust
   7.250% due 07/25/2026 (d)                      725           721
IMPAC Secured Assets CMN Owner
   7.770% due 07/25/2025                        2,000         1,981
Independent National Mortgage Corp.
   8.250% due 05/25/2010                          154           157
Indymac Home Equity Loan
   6.890% due 10/25/2029 (d)                    9,772         9,766
Indymac Manufactured Housing
   6.170% due 12/25/2011                        5,019         4,973
Long Beach Acceptance Auto
   6.940% due 09/19/2007                        3,944         3,948
Mellon Bank Home Equity
   5.900% due 10/25/2010                       14,019        13,905
Merit Securities Corp.
   6.160% due 07/28/2033                        6,424         6,377
   7.880% due 12/28/2033                       34,400        33,803
Metlife Capital Equipment Loan Trust
   6.850% due 05/20/2008 (d)                      320           320
Metris Master Trust
   7.270% due 04/20/2006 (d)                   20,000        20,099
Metropolitan Asset Funding, Inc.
   7.080% due 04/25/2029 (d)                   13,174        13,047
MGM Grand Term Loan
   7.870% due 05/06/2001 (d)                   21,277        21,226
MMCA Automobile Trust
   6.300% due 06/15/2002                          357           356
Morgan Stanley ABS Capital I
   6.930% due 08/25/2030 (d)                  157,021       157,021
MPC Natural Gas Funding Trust
   6.200% due 03/15/2013                        9,546         9,331
MSDWCC Heloc Trust
   6.910% due 09/25/2010 (d)                   36,465        36,465
Myra Ums Tranche
   7.420% due 12/23/2006                        1,358         1,321
Myra-United Mexican States
   5.810% due 10/20/2006 (d)                      402           391
   7.800% due 12/23/2006 (d)                    6,624         6,443
   7.750% due 12/23/2006 (d)                    3,489         3,397
   7.630% due 12/23/2006 (d)                    5,923         5,765
   7.060% due 12/23/2006 (d)                      929           904
   7.800% due 12/23/2006 (d)                      928           904
   7.630% due 12/23/2006 (d)                       29            28
National Medical Care
   7.630% due 09/30/2003 (d)                   28,486        28,201
   7.690% due 09/30/2003                       21,972        21,752
New Holland Equipment Receivables
   6.390% due 10/15/2002                          352           352
Nomura CBO Ltd.
   6.670% due 05/15/2009                        1,900         1,944
Norwest Asset Securities Corp.
   6.500% due 04/25/2013                       20,113        19,488
   6.500% due 06/25/2013                       10,423        10,094
   7.500% due 03/25/2027                       40,536        39,779
   6.750% due 05/25/2028                       27,707        25,714
   6.750% due 07/25/2028                       12,657        11,576
   6.200% due 09/25/2028                       16,324        16,236
NPF XI, Inc.
   6.820% due 07/01/2001                        8,326         8,324
NPF XII, Inc.
   7.050% due 06/01/2003                       31,000        30,714
   7.270% due 11/01/2003 (d)                    1,000         1,000
Olympic Automobile Receivable Trust
   6.050% due 08/15/2002                        3,178         3,178
Option One Mortgage Loan Trust
   5.880% due 05/25/2029                          129           128
   6.910% due 09/25/2030 (d)                   49,816        49,816
PP&L Transition Bond Co. LLC
   6.830% due 03/25/2007                       28,800        28,860
Premier Auto Trust
   5.770% due 01/06/2002                        3,151         3,150
   5.820% due 02/08/2002                          399           399
Provident Bank Home Equity Loan Trust
   6.920% due 06/25/2021 (d)                   36,381        36,381
Providian Gateway Master Trust
   6.840% due 03/15/2007                       28,900        28,900
   6.250% due 06/15/2007                           25            25
   6.900% due 03/16/2009                          300           300
Prudential Home Mortgage Securities
   6.500% due 01/25/2024                        1,225         1,216
Residential Asset Mortgage Products, Inc.
   6.910% due 09/25/2030 (d)                   50,000        50,000

78     PIMCO Funds See accompanying notes

                                            Principal
                                               Amount        Value
                                               (000s)       (000s)
===================================================================
Residential Asset Securities Corp.
     6.720% due 04/25/2014 (d)                $   249       $   249
     6.960% due 07/25/2014                     30,510        30,395
     6.240% due 02/25/2017                      3,184         3,167
     6.600% due 01/25/2020                      5,200         5,165
     7.080% due 09/25/2020                        190           190
     8.000% due 10/25/2024 (d)                  5,121         5,150
     6.920% due 10/25/2027 (d)                  2,239         2,238
     6.750% due 03/25/2028                     40,000        37,212
Residential Funding Mortgage Securities, Inc.
    10.930% due 06/01/2001                     72,450        72,450
RJR Nabisco
     7.500% due 12/31/2001 (d)                 24,948        24,948
Ryder Vehicle Lease Trust
     6.430% due 01/15/2003                        694           693
Saco Trust
     8.130% due 07/25/2030                     18,119        18,492
Salomon Brothers Mortgage Securities
     7.040% due 11/15/2029 (d)                 18,965        19,013
     7.100% due 12/15/2029 (d)                  5,800         5,800
Saxon Asset Securities Trust
     6.850% due 05/25/2029 (d)                  8,721         8,729
Sears Credit Account Master Trust
     6.050% due 01/15/2008                        500           493
     7.000% due 07/15/2008                        500           505
Small Business Administration
     7.190% due 12/01/2019                        493           493
Standard Credit Card Trust
     8.250% due 11/07/2003                         80            81
Student Loan Marketing Assn.
     6.860% due 10/25/2005 (d)                 21,703        21,623
Team Fleet Financing Corp.
     7.350% due 05/15/2003                         30            30
Texas Cable Partners
     8.380% due 06/24/2007                      2,500         2,489
     8.940% due 06/24/2007                      2,500         2,489
The Money Store Home Equity Trust
     7.550% due 02/15/2020                        321           321
     6.350% due 11/15/2021 (d)                    719           716
     6.750% due 05/15/2025 (d)                     34            34
     6.490% due 10/15/2026                     17,000        16,925
Total Renal Care
    12.000% due 03/31/2008                     37,442        36,506
Toyota Auto Lease Trust
     6.350% due 04/26/2004                         60            60
     6.450% due 04/26/2004                        300           299
UCFC Home Equity Loan
     8.200% due 09/15/2027                         70            71
     6.870% due 07/15/2029                         70            66
UCFC Manufactured Housing
     6.680% due 01/15/2010 (d)                  4,310         4,313
UniCapital Corp.
     6.540% due 07/23/2002                     26,018        25,977
United Air Lines Equipment Trust
     9.200% due 03/22/2008                      3,950         4,198
    10.360% due 11/13/2012                      7,000         7,255
    10.020% due 03/22/2014                      6,925         7,128
    10.850% due 07/05/2014                     34,111        36,604
    10.850% due 02/19/2015                      1,500         1,722
    10.130% due 03/22/2015                     14,300        14,851
     9.060% due 06/17/2015                      5,000         4,823
     9.210% due 01/21/2017                      2,000         1,897
USAA Auto Loan Grantor Trust
     6.150% due 05/15/2004                      1,180         1,176
     5.800% due 01/15/2005                      2,681         2,666
WFS Financial Owner Trust
     6.410% due 07/20/2002                     25,016        25,002
     6.920% due 01/20/2004                     27,125        27,177
WMC Mortgage Loan
     7.070% due 10/15/2029                     87,787        87,842
                                                          ---------
Total Asset-Backed Securities                             2,931,252
                                                          =========
(Cost $3,229,995)
-------------------------------------------------------------------
SOVEREIGN ISSUES 1.9%
-------------------------------------------------------------------
Central Bank Philippines
        7.940% due 06/01/2008 (d)               3,875         3,468
Hellenic Republic
        7.280% due 06/06/2001 (d)              20,000        20,294
Hydro-Quebec
        7.380% due 02/01/2003                     150           152
Kingdom of Jordan
        6.000% due 12/23/2023                  14,000        10,462
Kingdom of Sweden
       10.250% due 11/01/2015                     500           593
Nacional Financiera
        9.750% due 03/12/2002                  10,000        10,325
        8.570% due 05/08/2003 (d)               7,750         7,871
Providence of Newfoundland
        9.000% due 06/01/2019                     500           562
Province of New Brunswick
        7.130% due 10/01/2002                   1,700         1,712
Province of Nova Scotia
        9.380% due 07/15/2002                   1,000         1,041
Province of Ontario
        7.750% due 06/04/2002                     200           203
        7.630% due 06/22/2004                   1,000         1,032
        7.000% due 08/04/2005                   1,000         1,012
        6.000% due 02/21/2006                   1,800         1,734
        5.500% due 10/01/2008                  12,000        10,999
Province of Quebec
        7.500% due 07/15/2002                   6,000         6,073
        8.800% due 04/15/2003                     100           105
        6.810% due 06/11/2004 (d)              15,500        15,486
        6.620% due 04/09/2026                  25,000        24,939
Republic of Argentina
       11.600% due 04/10/2005 (d)               1,380         1,283
       11.750% due 04/07/2009                      30            28
Republic of Brazil
        7.880% due 01/01/2001 (d)               3,481         3,481
        7.380% due 04/15/2006                 187,832       176,807
       11.250% due 07/26/2007                   5,750         5,773
       14.500% due 10/15/2009                   6,000         6,615
        8.000% due 04/15/2014                      31            24
       12.250% due 03/06/2030                     900           819
       11.000% due 08/17/2040                   4,462         3,565
Republic of Bulgaria
        7.750% due 07/28/2011 (d)               2,000         1,515
        3.000% due 07/28/2012 (d)              20,000        14,568
        7.750% due 07/28/2024 (d)              86,650        66,287
Republic of Chile
        6.880% due 04/28/2009                  25,000        23,528
Republic of Colombia
       10.880% due 03/09/2004                  10,280         9,946
Republic of Croatia
        7.000% due 02/27/2002                   7,650         7,489
Republic of Panama
        7.880% due 02/13/2002                   1,850         1,830
        7.930% due 05/10/2002 (d)               1,975         1,940
        4.500% due 07/17/2014                   7,675         6,202
Republic of Peru
        3.750% due 03/07/2017                  11,000         6,141
        4.500% due 03/07/2017 (d)               5,750         3,601
Republic of Philippines
        7.810% due 01/05/2005 (d)               8,830         8,337
        6.500% due 12/01/2017                   3,250         2,506
        9.500% due 10/21/2024                   2,958         2,817
Republic of Poland
        3.500% due 10/27/2024 (d)              64,540        40,660
        4.000% due 10/27/2024                   3,000         2,040
Republic of Kazakhstan
        8.380% due 10/02/2002                   5,000         4,936
Republic of Venezuela
        7.880% due 12/18/2007 (d)              16,250        13,937
Republica Orient Uruguay
        7.250% due 05/04/2009                   2,500         2,291
State of Israel
        6.200% due 06/14/2003                      25            25

                           2000 Semi-Annual Report See accompanying notes     79

Total Return Fund

September 30, 2000 (Unaudited)
                                            Principal
                                               Amount        Value
                                               (000s)       (000s)
===================================================================
United Mexican States
        9.780% due 04/07/2004 (d)            $  3,650      $  3,789
       10.020% due 04/07/2004 (d)               5,186         5,393
        8.500% due 02/01/2006                 107,500       107,554
        9.880% due 02/01/2010                  10,000        10,655
        6.250% due 12/31/2019                   8,860         7,913
                                                           --------
Total Sovereign Issues                                      672,358
(Cost $665,775)                                            ========

-------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (f)(g) 2.8%
-------------------------------------------------------------------
Commonwealth of New Zealand
        4.500% due 02/15/2016 (j)        N$    73,000        31,155
Export-Import Bank Korea
        3.840% due 10/06/2000 (d)        DM     5,000         2,257
Halifax Group Euro Finance
        7.630% due 12/29/2049 (d)        EC     8,500         7,501
KBC Bank Fund Trust IV
        8.220% due 11/29/2049                  20,764        18,605
Korea Development Bank
        6.000% due 03/07/2001            JY   350,000         3,318
        4.800% due 05/14/2001 (d)        DM    70,000        31,318
        2.560% due 06/26/2001            JY 4,000,000        37,455
Korea Electric Power
        3.880% due 10/31/2002 (d)        DM    18,900         8,276
Lloyds TSB Capital
        7.380% due 02/07/2049            EC    16,000        14,244
Nacional Financiera
       22.000% due 05/20/2002            MP   370,000        40,844
Newcourt Credit Group
        7.630% due 06/28/2001            C$     9,400         6,299
Republic of Argentina
        5.500% due 03/27/2001            JY 5,640,000        52,320
Republic of Austria
        0.000% due 01/15/2010            EC       900           789
Republic of Brazil
        8.250% due 11/26/2001                   2,000         1,797
Republic of Germany
        6.250% due 01/04/2024                  26,310        25,082
        6.500% due 07/04/2027                 111,630       109,577
        6.250% due 01/04/2030                  47,920        46,473
Republic of Philippines
        8.000% due 09/17/2004                  10,290         9,171
R.J. Reynolds
        6.880% due 11/22/2000            DM     9,500         4,293
Royal Bank of Scotland PLC
        0.000% due 01/01/2000            BP    85,000       101,978
        6.770% due 03/31/2049            EC   126,500       112,403
Tecnost International NV
        6.670% due 06/23/2004 (d)             107,384        95,762
United Mexican States
        6.000% due 03/28/2002            JY   100,000           992
        3.100% due 04/24/2002               2,542,000        24,052
        8.750% due 05/30/2002            BP    23,000        34,446
       10.380% due 01/29/2003            DM       200            97
        7.000% due 06/02/2003            C$    30,200        19,388
        7.430% due 04/07/2004 (d)        EC    18,181        16,775
        6.750% due 06/06/2006            JY 2,000,000        21,853
        7.500% due 03/08/2010            EC     5,000         4,315
        6.630% due 12/31/2019            FF    60,000         7,006
        1.100% due 12/31/2019 (d)        JY 1,662,500        15,086
        3.850% due 12/31/2019               9,145,000        77,905
                                                           --------
Total Foreign Currency-Denominated Issues                   982,832
(Cost $892,163)                                            ========

-------------------------------------------------------------------
PURCHASED CALL OPTIONS 0.0%
-------------------------------------------------------------------
Eurodollar vs. U.S. Dollar (OTC)
        Strike @ 0.81 Exp. 12/21/2000   $     200,000        16,246
                                                           --------
Total Purchased Call Options                                 16,246
(Cost $16,759)                                             ========

-------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
-------------------------------------------------------------------
Harborview Mortgage Loan Trust (OTC)
        7.470% due 08/19/2030
        Strike @ 100.00 Exp. 05/01/2005 $      22,975      $      0
Interest Rate Swap (OTC)
        Strike @ 7.100% Exp. 08/12/2010        10,000           490
                                                           --------
Total Purchased Put Options                                     490
(Cost $380)                                                ========

-------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.0%
-------------------------------------------------------------------
Banking & Finance 0.0%
Bell Atlantic Financial Services
        5.750% due 04/01/2003                   1,500         1,454
                                                           --------
Total Convertible Bonds & Notes                               1,454
(Cost $1,539)                                              ========

-------------------------------------------------------------------
PREFERRED SECURITY 1.0%
-------------------------------------------------------------------
                                               Shares
DG Funding Trust
        9.030% due 12/29/2049                  35,150       352,379
                                                           --------
Total Preferred Security                                    352,379
(Cost $351,502)                                            ========

-------------------------------------------------------------------
PREFERRED STOCK 0.2%
-------------------------------------------------------------------
Banco Bilbao Vizcaya International
        9.750% due 11/19/2001                 266,217         6,722
Barclays Bank
        9.080% due 04/21/2020                 215,500         5,549
Centaur Funding Corp.
        9.080% due 04/21/2020                     125           127
CSC Holdings, Inc.
       11.125% due 04/01/2008                  25,595         2,719
Fortis Amev NV
        6.430% due 12/31/2049                     171        20,134
Home Ownership Funding
       13.331% due 12/31/2049                   1,125           859
SI Financing Trust
        9.500% due 06/30/2026                 396,194         9,979
TCI Communications, Inc.
        9.720% due 12/31/2036                 622,553        16,186
                                                           --------
       10.000% due 05/31/2045                  49,000         1,240
                                                           --------
   Total Preferred Stock                                     63,515
   (Cost $66,709)                                          ========

-------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 8.3%
-------------------------------------------------------------------
                                            Principal
                                               Amount
                                               (000s)
Certificates of Deposit 0.3%
Dominion Resources, Inc.
        6.200% due 01/26/2001                $ 98,900      $ 98,989
                                                           --------
Commercial Paper 8.0%
Abbey National PLC
        6.520% due 11/03/2000                  12,700        12,626
        6.530% due 11/03/2000                     900           895
Alcoa, Inc.
        6.470% due 11/29/2000                  53,000        52,417
        6.450% due 12/21/2000                   6,200         6,107
American Electric Power, Inc.
        6.700% due 10/04/2000                   2,000         1,999
        6.760% due 10/04/2000                     700           700
        6.700% due 10/18/2000                   3,000         2,991
        6.750% due 10/18/2000                     500           499
        6.700% due 10/25/2000                   1,800         1,792
        6.700% due 10/30/2000                  25,000        24,870
        6.700% due 11/01/2000                   3,300         3,282
        6.700% due 11/02/2000                  22,800        22,668
Anz, Inc.
        6.550% due 11/03/2000                     100            99
        6.520% due 11/03/2000                   2,700         2,684
        6.480% due 11/28/2000                  28,500        28,192

80     PIMCO Funds See accompanying notes

                                            Principal
                                               Amount         Value
                                               (000s)        (000s)
-------------------------------------------------------------------
Associated Corp. of North America
   6.580% due 11/16/2000                   $    4,600   $     4,562
   6.570% due 11/29/2000                       11,000        10,879
AT&T Corp.
   6.580% due 10/23/2000                        2,600         2,590
   6.510% due 11/08/2000                        1,500         1,490
   6.520% due 11/08/2000                       11,500        11,423
   6.530% due 11/15/2000                        2,500         2,480
   6.470% due 11/29/2000                        3,600         3,560
   6.520% due 11/29/2000                        1,900         1,879
   6.510% due 12/13/2000                        9,500         9,372
   6.520% due 12/13/2000                        5,000         4,932
   6.530% due 12/13/2000                       20,000        19,730
   6.510% due 12/20/2000                       11,800        11,626
Bank One Corp.
   6.500% due 11/03/2000                          200           199
   6.500% due 11/15/2000                        8,000         7,936
   6.530% due 11/15/2000                          300           298
   6.470% due 12/06/2000                       49,500        48,894
   6.480% due 12/06/2000                       50,000        49,388
   6.470% due 12/19/2000                        7,600         7,489
Bellsouth Capital Funding
   6.460% due 12/06/2000                       19,100        18,866
   6.470% due 12/12/2000                       17,200        16,971
British Telecom PLC
   6.600% due 11/09/2000                       20,400        20,258
   6.560% due 11/09/2000                          400           397
Campbell Soup Co.
   6.460% due 12/06/2000                        2,700         2,667
   6.520% due 12/07/2000                          700           691
CBA (de) Finance
   6.530% due 10/23/2000                        4,700         4,682
CDC
   6.520% due 11/01/2000                          500           497
Coca-Cola Co.
   6.510% due 10/31/2000                        2,700         2,686
   6.480% due 12/13/2000                        8,500         8,385
   6.490% due 12/13/2000                        4,400         4,341
Compaq Computer Corp.
   6.730% due 10/23/2000                       20,000        19,921
Conagra, Inc.
   6.730% due 10/04/2000                       13,100        13,095
   6.670% due 10/06/2000                        3,000         2,998
   6.670% due 10/18/2000                        1,000           100
   6.680% due 11/08/2000                       28,800        28,602
   6.670% due 11/15/2000                        1,900         1,885
   6.670% due 11/16/2000                       29,500        29,254
Cox Communications
   6.700% due 10/04/2000                       26,700        26,690
   6.700% due 11/06/2000                       50,000        49,674
   6.730% due 11/06/2000                       36,200        35,963
   6.720% due 11/07/2000                       21,500        21,356
CSX Corp.
   6.740% due 10/10/2000                        1,000           999
   6.700% due 10/11/2000                       21,700        21,663
DaimlerChrysler AG
   6.580% due 11/20/2000                        7,200         7,136
   6.580% due 11/22/2000                        3,800         3,765
   6.590% due 11/29/2000                        3,300         3,264
   6.590% due 12/06/2000                       14,300        14,125
   6.540% due 12/07/2000                        3,800         3,753
   6.500% due 12/13/2000                          200           197
   6.520% due 12/13/2000                       10,700        10,556
Dominion Resources, Inc.
   6.710% due 10/18/2000                       11,500        11,466
   6.710% due 11/06/2000                        5,800         5,762
   6.710% due 11/09/2000                          800           794
   6.710% due 11/16/2000                       17,900        17,750
Duke Energy Field Service Corp.
   6.700% due 10/19/2000                       50,000        49,842
Eastman Kodak Co.
   6.490% due 11/01/2000                        2,900         2,884
   6.540% due 11/01/2000                        3,300         3,282
   6.480% due 11/16/2000                          900           893
Edison Midwest
   6.720% due 10/18/2000                      40,000         39,881
   6.720% due 10/25/2000                      10,000          9,957
   6.720% due 11/01/2000                       1,000            994
   6.750% due 11/01/2000                      40,035         39,809
   6.700% due 11/08/2000                       1,400          1,390
   6.740% due 11/08/2000                      10,700         10,626
   6.710% due 11/15/2000                       3,300          3,273
   6.730% due 11/15/2000                       3,800          3,769
   6.800% due 11/15/2000                       7,900          7,834
   6.710% due 11/15/2000                         500            496
Federal Home Loan Mortgage Corp.
   6.400% due 11/07/2000                         745            740
   6.410% due 12/07/2000                         743            734
Federal National Mortgage Assn.
   6.400% due 12/14/2000                       1,163          1,147
Florida Power Corp.
   6.450% due 12/14/2000                       8,500          8,384
   6.470% due 12/14/2000                         100             99
Gannett Co.
   6.500% due 10/25/2000                         100            100
   6.490% due 11/20/2000                       3,700          3,667
   6.470% due 11/20/2000                      18,900         18,734
   6.500% due 11/21/2000                       1,800          1,784
General Electric Capital Corp.
   6.470% due 12/06/2000                         200            198
   6.590% due 12/06/2000                      11,300         11,162
   6.470% due 12/07/2000                      25,000         24,689
   6.490% due 12/07/2000                         300            296
   6.470% due 12/13/2000                         700            691
   6.470% due 12/20/2000                         600            591
   6.510% due 01/10/2001                       7,000          6,870
   6.510% due 01/17/2001                         900            882
   6.500% due 01/24/2001                      37,400         36,613
General Motors Acceptance Corp.
   6.560% due 11/15/2000                         200            198
   6.520% due 11/27/2000                       8,600          8,513
   6.550% due 12/06/2000                       2,500          2,469
   6.510% due 12/13/2000                      25,400         25,057
Gillette Co.
   6.460% due 12/12/2000                         800            789
Honeywell, Inc.
   6.510% due 11/21/2000                      20,000         19,819
   6.470% due 11/29/2000                       5,800          5,736
Houston Industries
   6.770% due 10/04/2000                       6,200          6,198
   6.770% due 10/18/2000                       3,700          3,689
   6.800% due 11/08/2000                       6,200          6,157
   6.800% due 11/15/2000                      50,000         49,584
Infinity Broadcasting Corp.
   6.720% due 11/09/2000                         900            894
   6.700% due 11/15/2000                         600            595
   6.700% due 11/16/2000                       1,400          1,388
   6.710% due 11/21/2000                       1,900          1,882
   6.720% due 11/21/2000                      27,800         27,541
   6.710% due 11/22/2000                       6,800          6,735
Ingersoll-Rand Co.
   6.680% due 10/02/2000                         900            900
   6.840% due 10/02/2000                      23,800         23,800
   6.690% due 10/04/2000                      33,400         33,388
   6.700% due 11/01/2000                       2,100          2,088
   6.720% due 11/01/2000                       1,100          1,094
   6.700% due 11/08/2000                      11,100         11,024
   6.700% due 11/13/2000                      16,800         16,669
   6.700% due 11/15/2000                       4,000          3,967
   6.740% due 11/15/2000                         600            595
International Paper Co.
   6.700% due 10/05/2000                         700            700
   6.700% due 10/06/2000                      34,700         34,674
   6.700% due 10/10/2000                       4,400          4,393
   6.720% due 10/10/2000                         700            699
   6.700% due 10/11/2000                      41,000         40,931
   6.720% due 11/17/2000                         300            297
   6.720% due 11/28/2000                      10,600         10,485

                           2000 Semi-Annual Report See accompanying notes     81

Total Return Fund
September 30, 2000 (Unaudited)
                                            Principal
                                               Amount         Value
                                               (000s)        (000s)
-------------------------------------------------------------------
KFW International Finance
   6.510% due 10/12/2000                  $     1,600  $      1,597
   6.480% due 12/06/2000                          800           790
Minnesota Mining & Manufacturing
   6.470% due 11/28/2000                        1,500         1,484
   6.480% due 12/19/2000                          700           690
Motorola, Inc.
   6.480% due 11/28/2000                       13,100        12,958
   6.520% due 12/13/2000                        4,600         4,538
   6.450% due 12/27/2000                        3,700         3,641
Nabisco, Inc.
   6.700% due 10/18/2000                       28,900        28,813
Natural Rural Utilities
   6.480% due 10/18/2000                        1,000           997
   6.480% due 11/07/2000                        3,100         3,080
   6.520% due 11/15/2000                        5,500         5,456
Nike, Inc.
   6.480% due 10/12/2000                        6,000         5,989
Norfolk Southern Corp.
   6.720% due 11/01/2000                       30,000        29,832
   6.720% due 11/07/2000                       37,400        37,149
Pearson
   6.730% due 10/25/2000                        9,000         8,961
Proctor & Gamble Co.
   6.480% due 11/29/2000                          200           198
   6.510% due 11/29/2000                        1,300         1,286
Reseau Ferre De France
   6.520% due 10/26/2000                        1,800         1,792
   6.480% due 11/30/2000                        1,000           989
SBC Communications, Inc.
   6.470% due 12/06/2000                          200           198
   6.490% due 12/06/2000                        3,100         3,062
Sprint Capital Corp.
   6.700% due 10/25/2000                        7,300         7,269
   6.700% due 11/01/2000                        1,900         1,889
   6.700% due 11/03/2000                       31,600        31,412
   6.720% due 11/08/2000                        8,000         7,945
Sumitomo Bank
   6.720% due 11/01/2000                       15,000        14,916
Swedbank, Inc.
   6.510% due 01/19/2001                       10,000         9,799
Texas Utilities Co.
   6.700% due 10/18/2000                        7,100         7,079
   6.760% due 10/18/2000                        3,600         3,589
Tyco International
   6.740% due 10/18/2000                       73,400        73,180
UBS Finance LLC
   6.680% due 10/02/2000                    1,000,000     1,000,000
Verizon Global Funding
   6.490% due 11/08/2000                        1,600         1,589
   6.490% due 11/09/2000                        8,600         8,541
   6.460% due 12/01/2000                        7,500         7,415
   6.480% due 12/06/2000                       50,000        49,388
   6.460% due 12/07/2000                          200           198
   6.460% due 12/11/2000                          800           789
   6.470% due 12/14/2000                        6,000         5,918
Washington Mutual
   6.690% due 11/08/2000                       12,000        11,917
Yorkshire Building Society
   6.490% due 11/14/2000                        1,800         1,786
   6.480% due 12/11/2000                       33,700        33,257
   6.470% due 12/20/2000                        1,500         1,478
   6.460% due 12/21/2000                        4,300         4,236
                                                       ------------
                                                          2,854,106
                                                       ============
U.S. Treasury Bills (b)(k) 0.0%
   5.933% due 02/01/2001                        1,655         1,621
                                                       ------------
Total Short-Term Instruments                              2,954,716
                                                       ============
(Cost $2,954,943)

                                                               Value
                                                              (000s)
--------------------------------------------------------------------
Total Investments (a) 152.0%                           $  54,049,779
(Cost $54,354,587)

Written Options (c) (0.1%)                                   (35,447)
(Premiums $40,793)

Other Assets and Liabilities (Net) (51.9%)               (18,465,617)
                                                       -------------
Net Assets 100.0%                                      $  35,548,715
                                                       =============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                         $     295,213

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                           (600,021)
                                                       ------------
Unrealized depreciation-net                            $   (304,808)
                                                       ============

(b) Securities with an aggregate market value of $1,621 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                          Unrealized
                                                # of   Appreciation/
Type                                       Contracts  (Depreciation)
--------------------------------------------------------------------
Eurodollar December Futures (12/2000)            305   $        (173)
Municipal Bond (12/2000)                       2,371          (1,820)
EuroBond 10 Year Note (12/2000)               17,718           1,772
U.S. Treasury 5 Year Note (12/2000)           10,646          (6,488)
U.S. Treasury 10 Year Note (12/2000)          29,648           5,027
U.S. Treasury 30 Year Bond (12/2000)           4,844          (2,214)
EuroBond 10 Year Note Options (11/2000)       22,213           4,080
United Kingdom 10 Year Note (12/2000)          2,731           1,588
                                                       -------------
                                                       $       1,772
                                                       =============
(c) Premiums received on written options:

                                                 # of
Type                                        Contracts   Premium   Value
-----------------------------------------------------------------------
Call - TSE Government of Japan December Futures
   Strike @ 134.00 Exp. 11/30/2000                458   $  881   $  916

Put - OTC Japanese Interest Rate Swap December Futures
   Strike @ 2.305% Exp. 11/30/2000     10,800,000,000       86      372


Put - OTC Japanese Interest Rate Swap December Futures
   Strike @ 2.315% Exp. 11/30/2000     10,800,000,000      101      377

Call - CBOT U.S. Treasury Note December Futures
   Strike @ 103.00 Exp. 11/18/2000             10,716    1,364    1,172

Call - CBOT U.S. Treasury Note December Futures
   Strike @ 102.00 Exp. 11/18/2000             12,253    3,119    2,872

Put - CBOT U.S. Treasury Note December Futures
   Strike @ 98.00 Exp. 11/18/2000               4,528    1,662      778

Put - CBOT U.S. Treasury Note December Futures
   Strike @ 97.00 Exp. 11/18/2000               2,991      744      280

Put - CME Eurodollar December Futures
   Strike @ 93.00 Exp. 12/18/2000               5,644    5,314      141

82     PIMCO Funds See accompanying notes

----------------------------------------------------------------------
Call - CME Eurodollar December Futures
   Strike @ 92.75 Exp. 12/18/2000         1,195   $   845   $    1,479

Put - CME Eurodollar March Futures
   Strike @ 92.75 Exp. 03/19/2001         7,127     2,736          267

Call - CME Eurodollar March Futures
   Strike @ 93.25 Exp. 03/19/2001        18,834     4,726       13,890

Put - CME Eurodollar March Futures
   Strike @ 92.50 Exp. 03/19/2001         7,225     4,582          181

Call - CME Eurodollar March Futures
   Strike @ 93.00 Exp. 03/19/2001         5,000     2,098        6,313

Put - CME Eurodollar March Futures
   Strike @ 92.25 Exp. 03/19/2001         8,769     5,077          110

Put - CME Eurodollar December Futures
   Strike @ 92.25 Exp. 12/18/2000         2,902     1,109           18

Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 8.250% Exp. 03/19/2001  560,000,000     2,226           11

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.750% Exp. 03/19/2001  560,000,000       603        2,750

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.500% Exp. 02/23/2001  275,000,000     1,760        1,760

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.500% Exp. 02/22/2001  275,000,000      1,760       1,760
                                                  ----------------------
                                                  $ 40,793  $   35,477
                                                  ----------------------

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Reverse repurchase agreements were entered into September 25, 2000 paying interest at 6.520%. The following securities were segregated with collateral for reverse repurchase agreements

Type                                              Maturity         Value
------------------------------------------------------------------------
Federal National Mortgage Assn. 7.000%          10/01/2003   $    42,864
Federal National Mortgage Assn. 6.690%          08/01/2027        39,604
Government National Mortgage Assn. 7.130%       10/20/2030        65,131
Government National Mortgage Assn. 6.750%       07/20/2027        41,986
                                                             -----------
                                                             $   189,585
                                                             -----------

(f) Foreign forward currency contracts outstanding at September 30, 2000:

                        Principal
                           Amount                          Unrealized
                       Covered by      Settlement       Appreciation/
Type      Currency       Contract           Month      (Depreciation)
------------------------------------------------------------------------
Sell            C$         43,714         10/2000        $       413
Buy                         7,000         10/2000                (54)
Sell            EC        295,593         10/2000              8,049
Buy                       393,768         10/2000             (1,541)
Buy                       276,495         11/2000                502
Sell            BP        103,747         10/2000             (5,419)
Buy             HF      2,000,000         03/2001                181
Sell            JY      4,519,202         04/2001             (1,390)
Sell                   20,157,034         10/2000              3,425
Buy                    18,843,139         10/2000                 71
Sell                   18,843,139         11/2000               (100)
Sell            N$         60,917         10/2000                565
Buy             PZ         45,000         01/2001               (543)
Buy                        40,000         02/2001               (215)
Buy                        17,000         03/2001               (168)
                                                         ------------
                                                         $     3,776
                                                         ------------
(g) Principal amount denoted in indicated currency:

   BP        - British Pound
   C$        - Canadian Dollar
   EC        - Euro
   HF        - Hungarian Forint
   JY        - Japanese Yen
   N$        - New Zealand Dollar
   PZ        - Polish Zloty

(h) Swap agreements outstanding at September 30, 2000:

                                                   Notional         Unrealized
Type                                                 Amount       Depreciation
------------------------------------------------------------------------------
Receive floating rate based on 6-month JY-LIBOR and pay fixed rate equal to 2.340%.

Broker: Deutsche Bank AG New York
Exp. 10/08/2007                                 JY24,500,000     $     (9,740)

Receive floating rate based on 6-month JY-LIBOR and pay fixed rate equal to 1.495%.

Broker: Deutsche Bank AG New York
Exp. 09/16/2008                                    7,000,000            1,709

Receive floating rate based on 3-month LIBOR plus 1.600% and pay a fixed rate equal to 0.426%.

Broker: Lehman Brothers
Exp. 04/19/2005                             $         13,033                1

Receive floating rate based on 3-month LIBOR plus 0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers
Exp. 07/15/2003                                       35,000             (354)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.930%.

Broker: Goldman Sachs
Exp. 08/25/2030                              BP       50,000             (579)

Receive floating rate based on 3-month Canadian Bank Bill and pay a fixed rate equal to 6.302%.

Broker: Goldman Sachs
Exp. 07/13/2010                              C$       40,000             (258)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.295%.

Broker: Goldman Sachs
Exp. 04/14/2008                                 JY11,635,000           (3,964)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.305%.

Broker: Goldman Sachs
Exp. 04/15/2008                                    7,563,000           (2,621)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.669%.

Broker: Goldman Sachs
Exp. 05/18/2007                                   51,000,000           (1,259)

Receive floating rate based on 6-month EURO-LIBOR and pay fixed rate equal to 6.175%.

Broker: Goldman Sachs
Exp. 05/22/2030                              EC       94,820             (953)

                           2000 Semi-Annual Report See accompanying notes     83

Total Return Fund
September 30, 2000 (Unaudited)

------------------------------------------------------------------------------

Receive floating rate based on 6-month EURO-LIBOR plus 0.499% and pay a fixed rate equal to 6.000%.

Broker: J.P. Morgan
Exp. 01/04/2009                              EC      123,620     $      1,945

Receive floating rate based on 6-month EURO-LIBOR minus 0.54% and pay a fixed rate equal to 6.250%.

Broker: J.P. Morgan
Exp. 01/04/2024                                        26,270            320

Receive floating rate based on 3-month EURO-LIBOR and pay a fixed rate equal to 6.010%.

Broker: Morgan Stanley
Exp. 01/04/2030                                        83,670           (514)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.305%.

Broker: Goldman Sachs
Exp. 04/15/2008                              JY       377,000             29

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.669%.

Broker: Goldman Sachs
Exp. 05/18/2007                                     1,500,000             33

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.295%.

Broker: Goldman Sachs
Exp. 04/14/2008                                       580,000             47

Receive floating rate based on 3-month Canadian Bank Bill and pay a fixed rate equal to 6.317%.

Broker: Goldman Sachs
Exp. 07/12/2010                              C$        30,000           (213)

Receive a fixed rate equal to 7.317% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 11/15/2003                               $        85,000          1,117

Receive floating rate based on 3-month LIBOR and pay to the counterparty $187,253 due 11/15/2021.

Broker: Lehman Brothers
Exp. 11/15/2021                                        42,600           (702)

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 5.950%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                                         3,200              0

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 6.150%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                         3,200           (171)

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 5.050%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 05/03/2001                                         6,000           (201)

Receive fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Niagara
Mohawk Corp. 7.750% due 10/01/2008.

Broker: Lehman Brothers
Exp. 12/31/2004                                        50,000              3

Receive fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.400% due 02/01/2004.

Broker: Goldman Sachs
Exp. 11/10/2002                                        20,000              1

Receive fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                        10,000              1

Receive fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Philip Morris Co.
7.200% due 02/01/2007.

Broker: Goldman Sachs
Exp. 12/22/2000                                        17,000              1

Receive fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Pacific Gas &
Electric Corp. 6.550% due 12/08/2005.

Broker: J.P. Morgan
Exp. 05/23/2003                                        22,000              0

Receive fixed rate equal to 5.600% and the Fund will pay to the counterparty at par in the event of default of the Republic of Venezuela 9.250% due 09/15/2027.

Broker: Deutsche Bank AG New York
Exp. 04/04/2001                                        25,000             14

Receive fixed rate equal to 5.850% and the Fund will pay to the counterparty at par in the event of default of the Republic of Venezuela 9.250% due 09/15/2027.

Broker: Deutsche Bank AG New York
Exp. 04/17/2001                                        10,000              6

Receive fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Wisconsin Electric
Power 6.625% due 11/16/2006.

Broker: Lehman Brothers
Exp. 04/18/2003                                        25,000              1

Receive fixed rate equal to 1.900% and the Fund will pay to the counterparty at par in the event of default of the Republic of Brazil based on 6-month LIBOR plus 0.813% due 04/15/2006.

Broker: Credit Suisse First Boston International
Exp. 05/03/2001                                        50,000              9

Receive fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of United Mexican
States 9.875% due 01/15/2007.

Broker: Salomon Brothers, Inc.
Exp. 05/09/2002                                        50,000              7

84     PIMCO Funds See accompanying notes

-------------------------------------------------------------------------------
Receive fixed rate equal to 0.100% and the Fund will pay to the counterparty at par in the event of default of Walmart Stores, Inc.
6.875% due 08/10/2009.

Broker: Credit Suisse First Boston
International
Exp. 11/01/2000                               $       100,000  $           1

Receive fixed rate equal to 0.100% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp.
7.250% due 02/02/2005.

Broker: J.P. Morgan
Exp. 05/19/2001                                        50,000              1

Receive fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of United Mexican States
9.875% due 01/15/2007.

Broker: Salomon Brothers, Inc.
Exp. 06/13/2002                                        50,000              8

Receive fixed rate equal to 0.500% and the Fund will pay to the counterparty at par in the event of default of Raytheon Co.
6.500% due 07/15/2005.

Broker: Merril Lynch
Exp. 06/30/2001                                        25,000              1

Receive fixed rate equal to 0.120% and the Fund will pay to the counterparty at par in the event of default of IBM Corp.
7.250% due 11/01/2002.

Broker: J.P. Morgan
Exp. 12/31/2000                                        50,000              1

Receive a fixed rate equal to 4.910% and pay floating rate based on 10-year Municipal Market Dataline Index.

Broker: Morgan Stanley
Exp. 11/07/2000                                        10,000            361
                                                                -------------
                                                                $    (15,912)
                                                                =============

                                      Fixed                       Unrealized
                                     Spread        Notional    Appreciation/
Type                                    (%)          Amount     Depreciation
-------------------------------------------------------------------------------
Receive the 10-year Swap Spread and pay a fixed spread. The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                      0.8675   $     258,500    $       2,598

Broker: Morgan Stanley
Exp. 02/28/2005                      0.9925          25,000             (223)

Receive On-The-Run 30-year Swap Spread and pay a fixed spread. The on the-run 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Goldman Sachs
Exp. 04/04/2005                      1.3900          50,000             (591)

Receive the 30-year Swap Spread and pay a fixed spread. The 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/16/2005                      1.1120          37,700             (329)

Broker: Goldman Sachs
Exp. 02/15/2005                      1.0850          10,000             (155)

Broker: Goldman Sachs
Exp. 02/16/2005                      1.1120           3,300              (52)

Receive the 5-year Swap Spread and pay a fixed spread. The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley               0.9900         107,200             (294)
Exp. 04/07/2005

Broker: Lehman Brothers
Exp. 04/10/2005                      0.9500         130,000             (356)

Broker: Bank of America
Exp. 04/11/2005                      0.9675         250,000             (263)

Receive On-The-Run 2-year Swap Spread and pay a fixed spread. The On-The-Run 2-year Swap Spread is the difference between the 2-year Swap Rate and the 2-year Treasury Rate.

Broker: Bank of America
Exp. 07/19/2001                      0.9250         100,000             (850)
                                                                -------------
                                                                $       (515)
                                                                =============
(i) Principal amount of the security is adjusted for inflation.

(j) Subject to financing transaction.

(k) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(l) Restricted security.

(m) Security is in default.

                           2000 Semi-Annual Report See accompanying notes     85

Schedule of Investments

Total Return Fund II
September 30, 2000 (Unaudited)

                                             Principal
                                                Amount       Value
                                                (000s)      (000s)
-------------------------------------------------------------------
CORPORATE BONDS & NOTES 50.9%
-------------------------------------------------------------------
Banking & Finance 40.0%
Abbey National Capital Trust I
     8.960% due 12/29/2049                    $   1,900 $     1,911
Aetna, Inc.
     6.750% due 08/15/2001                        1,715       1,711
Allstate Corp.
     6.750% due 06/15/2003                        9,300       9,248
     7.880% due 05/01/2005                          200         206
American Express
     5.630% due 01/22/2004                        5,000       4,820
Associates Corp. of North America
     5.750% due 11/01/2003                          600         582
AT&T Capital Corp.
     7.010% due 04/23/2002 (d)                   30,000      30,083
Bank of America Corp.
     6.680% due 03/05/2001 (d)                   15,000      14,997
     7.500% due 10/15/2002                          400         405
     7.880% due 05/16/2005                          200         207
Bank of Hawaii
     6.880% due 06/01/2003                        7,750       7,701
Bank of New York
     6.630% due 06/15/2003                        5,000       4,970
Bank One Corp.
     6.900% due 09/26/2003 (d)                   12,500      12,493
Bellsouth Savings & Employee Stock Ownership Trust
     9.130% due 07/01/2003                           18          18
Beneficial Corp.
     6.750% due 02/11/2003                           10          10
Caterpillar Financial Services Corp.
     6.890% due 02/11/2002 (d)                    5,000       5,007
     5.890% due 06/17/2002                          840         829
Chase Manhattan Corp.
     7.630% due 01/15/2003                        5,000       5,078
Chrysler Financial Co. LLC
     6.160% due 06/15/2001 (d)                    5,000       5,009
     6.950% due 03/25/2002                          730         731
CIT Group, Inc.
     6.810% due 09/13/2002 (d)                   10,000      10,000
Citicorp
     7.130% due 06/01/2003                        4,000       4,014
Citigroup, Inc.
     9.500% due 03/01/2002                          200         207
Commercial Credit Co.
     5.550% due 02/15/2001                           30          30
Deutsche Bank Capital Trust
     7.870% due 12/29/2049                       19,745      18,842
Donaldson, Lufkin & Jenrette, Inc.
     7.250% due 07/18/2003 (d)                   12,800      12,833
     6.880% due 11/01/2005                          225         221
Dresdner Bank-New York
     6.630% due 09/15/2005                        7,000       6,824
First Chicago Corp.
     6.880% due 06/15/2003                        4,000       3,972
Ford Motor Credit Corp.
     8.200% due 02/15/2002                       11,140      11,318
     6.810% due 03/19/2002 (d)                       35          35
     8.000% due 06/15/2002                        5,000       5,090
     6.860% due 02/03/2003 (d)                   10,000       9,975
     6.850% due 03/17/2003 (d)                   10,000       9,987
     6.950% due 11/24/2003 (d)                    5,000       4,998
     5.750% due 02/23/2004                        5,500       5,251
     6.700% due 07/16/2004                          200         196
     7.500% due 03/15/2005                       30,000      30,189
General Motors Acceptance Corp.
     5.350% due 12/07/2001                          600         590
     5.500% due 12/15/2001                          765         753
     6.810% due 01/28/2002 (d)                   24,600      24,613
     6.840% due 04/29/2002 (d)                      225         226
     5.480% due 12/16/2002                          235         228
     6.840% due 02/14/2003 (d)                   20,000      19,972
     6.790% due 08/18/2003 (d)                    1,700       1,696
--------------------------------------------------------------------
Goldman Sachs Group
     7.000% due 04/16/2001 (d)                   10,000      10,000
     7.800% due 07/15/2002                        9,500       9,607
     5.900% due 01/15/2003                        2,000       1,948
     6.860% due 03/19/2003 (d)                    5,000       5,010
     7.010% due 01/20/2009 (d)                    5,000       5,014
Heller Financial, Inc.
     6.980% due 04/22/2002 (d)                    5,000       5,000
     6.500% due 07/22/2002                       10,000       9,888
     6.440% due 10/06/2002                          400         395
     6.970% due 04/28/2003 (d)                   15,000      14,935
     7.880% due 05/15/2003                          150         152
Household Finance Corp.
     6.920% due 06/24/2003 (d)                   20,000      20,018
     6.250% due 08/15/2003                           50          49
     5.880% due 09/25/2004                       15,000      14,343
J.P. Morgan & Co.
     6.000% due 01/15/2009                       15,000      13,823
KBC Bank Fund Trust III
     9.860% due 11/29/2049 (d)                   12,000      12,558
Key Bank
     6.680% due 07/23/2001 (d)                    5,000       5,004
Lehman Brothers Holdings, Inc.
     7.680% due 04/02/2002 (d)                   20,000      20,178
Mellon Funding Corp.
     5.750% due 11/15/2003                          200         193
Merrill Lynch & Co.
     7.050% due 06/04/2001                       16,175      16,212
     6.790% due 11/01/2001 (d)                   20,000      20,020
     6.810% due 06/24/2003 (d)                   20,000      19,941
Morgan Stanley, Dean Witter, Discover and Co.
     7.130% due 01/15/2003                          275         277
     6.910% due 05/05/2003 (d)                   20,000      20,036
     6.960% due 08/07/2003 (d)                    6,200       6,204
NationsBank Corp.
     6.200% due 08/15/2003                       10,800      10,626
     8.630% due 11/15/2003                        1,550       1,621
PNC Funding Corp.
     6.130% due 09/01/2003                        1,400       1,365
Popular North American, Inc.
     6.880% due 06/15/2001                        7,000       7,004
Qwest Capital Funding
     6.880% due 08/15/2001                        8,750       8,743
Republic New York Corp.
     9.750% due 12/01/2000                           25          25
Salomon, Smith Barney Holdings
     6.960% due 04/28/2003 (d)                   20,000      20,008
Sears Roebuck Acceptance
     6.710% due 08/13/2001                           40          40
Textron Financial Corp.
     7.030% due 05/28/2002 (d)                   10,000       9,988
     7.030% due 09/17/2002 (d)                   28,000      28,036
Transamerica Finance Corp.
     6.480% due 03/15/2001                        1,000         998
Wachovia Corp.
     7.260% due 05/02/2005 (d)                   15,000      14,985
Westdeutsche Landesbank
     6.050% due 01/15/2009                          625         572
                                                            --------
                                                            622,892
                                                            ========
INDUSTRIALS 6.0%
AMR Corp.
     9.430% due 05/10/2001                        1,000       1,007
     8.900% due 02/26/2007                        6,450       6,676
Coastal Corp.
    10.000% due 02/01/2001                        5,000       5,044
Conoco, Inc.
     5.900% due 04/15/2004                          250         242
Continental Cablevision
     8.300% due 05/15/2006                          100         104
DaimlerChrysler Holdings
     6.860% due 01/18/2002 (d)                   20,000      20,023
Dow Chemical Co.
     8.040% due 07/02/2005                        4,800       4,940
Enron Corp.
     7.110% due 09/10/2001 (d)                   20,000      20,002

86     PIMCO Funds See accompanying notes

                                              Principal
                                                 Amount        Value
                                                 (000s)       (000s)
--------------------------------------------------------------------
Ford Motor Co.
   9.000% due 09/15/2001                     $      300   $     304
ICI Wilmington
   9.500% due 11/15/2000                            700         701
Mattel, Inc.
   6.000% due 07/15/2003                            250         236
Norfolk Southern Corp.
   6.950% due 05/01/2002                          3,000       2,990
Occidental Petroleum
   7.360% due 10/03/2008 (d)                     10,800      10,786
Pharmacia Corp.
   7.090% due 12/15/2000                             40          40
Philip Morris Cos., Inc.
   9.000% due 01/01/2001                            100         100
   6.000% due 07/15/2001                          1,000         983
Phillips Pete Co.
   6.650% due 03/01/2003                            400         396
Procter & Gamble Co.
   5.250% due 09/15/2003                            600         577
Raytheon Co.
   5.950% due 03/15/2001                          6,000       5,957
Sears Roebuck & Co.
   8.300% due 10/26/2004                            500         516
Time Warner, Inc.
   7.980% due 08/15/2004                          3,345       3,439
Times Mirror Co.
   6.650% due 10/15/2001                            300         299
Transcontinental Gas Pipelines
   6.130% due 01/15/2005                            300         290
United Air Lines Equipment Trust
   9.190% due 12/24/2013                          7,213       6,923
                                                            --------
                                                             92,575
                                                            ========
Utilities 4.9%
Allegheny Energy Supply
   7.510% due 05/01/2002 (d)                     13,900      13,900
Carolina Power & Light, Inc.
   7.230% due 07/29/2002 (d)                      9,100       9,134
   7.880% due 04/15/2004                            400         410
Commonwealth Edison
   6.630% due 07/15/2003                            288         284
Marlin Water Trust
   7.090% due 12/15/2001                            808         803
Metropolitan Edison Co.
   7.220% due 01/30/2003                          2,000       2,021
   6.400% due 02/09/2006                          2,412       2,372
National Rural Utilities Cooperative
   6.070% due 06/05/2002                             25          25
Oneok, Inc.
   7.390% due 04/24/2002 (d)                      5,000       5,006
Pacificorp
   7.200% due 08/15/2002                         11,000      11,057
Philadelphia Electric
   7.130% due 09/01/2002                             90          90
   6.500% due 05/01/2003                          1,840       1,812
Public Service Enterprise Group, Inc.
   7.040% due 11/22/2000 (d)                     10,000       9,999
Reliant Energy, Inc.
   7.880% due 07/01/2002                          1,375       1,387
Sprint Capital Corp.
   5.700% due 11/15/2003                            375         361
Sprint Corp.
   9.440% due 08/15/2001                         10,000      10,198
Texas Utilities Co.
   7.380% due 08/01/2001                          1,900       1,904
   6.750% due 03/01/2003                          5,000       4,967
                                                            --------
                                                             75,730
                                                            --------
Total Corporate Bonds & Notes                               791,197
(Cost $794,664)                                             ========



--------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 0.9%
--------------------------------------------------------------------
Kansas 0.1%
Wichita Kansas Hospital Revenue Bonds,
Series 1999 6.250% due 11/15/2024                 1,000       1,000
                                                            --------

Massachusetts 0.1%
Massachusetts State Turnpike Authority Metro
  Highway System
Revenue Bonds, (AMBAC Insured), Series 1999 A
5.000% due 01/01/2039                             1,000         871
                                                            --------
Texas 0.3%
Houston Texas Airport System Revenue,
  (FGIC Insured),
Series 1998 5.000% due 07/01/2025                 5,800       5,104
                                                            --------
Washington State 0.4%
Port of Seattle, Washington Revenue Bonds,
  (MBIA Insured),
Series 2000 B 5.630% due 02/01/2024               6,400       6,192
                                                            --------
Total Municipal Bonds & Notes                                13,167
(Cost $13,144)                                              ========

--------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 0.9%
--------------------------------------------------------------------
Federal Home Loan Bank
        5.130% due 09/15/2003                       200         193
        5.140% due 09/22/2003                       500         480
        5.370% due 12/11/2008                       400         362
Federal Home Loan Mortgage Corp.
        7.250% due 09/29/2005                       200         200
        6.890% due 03/01/2011                       500         478
Federal National Mortgage Association
        5.380% due 03/15/2002                        55          54
        5.250% due 01/15/2003                        60          59
        5.750% due 04/15/2003                     4,715       4,635
        7.400% due 07/01/2004                       600         618
        7.380% due 05/22/2006                       500         500
        6.380% due 06/15/2009                       450         439
        6.630% due 09/15/2009                     1,000         993
Small Business Administration
        7.450% due 08/01/2010                     4,700       4,787
                                                            --------
Total U.S. Government Agencies                               13,798
(Cost $13,572)                                              ========

--------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 17.0%
--------------------------------------------------------------------

Treasury Inflation Protected Securities (h)
        3.625% due 07/15/2002 (b)                57,765      57,747
        3.380% due 01/15/2007                     2,832       2,739
        3.630% due 01/15/2008                     2,030       1,984
        3.880% due 01/15/2009                       842         835
        3.880% due 04/15/2029                       315         313
U.S. Treasury Bonds
       11.250% due 02/15/2015 (g)                20,500      30,475
       10.630% due 08/15/2015                    14,100      20,251
        8.750% due 08/15/2020 (g)                22,700      29,489
        8.000% due 11/15/2021                     8,600      10,508
        6.000% due 02/15/2026 (g)                55,650      55,146
        5.500% due 08/15/2028                     2,500       2,321
U.S. Treasury Strips
        0.000% due 02/15/2014                    20,600       9,142
        0.000% due 02/15/2019                    13,500       4,421
        0.000% due 11/15/2021                    86,500      24,216
        0.000% due 11/15/2024                    58,000      13,775
        0.000% due 02/15/2026                     2,400         534
                                                            --------
Total U.S. Treasury Obligations                             263,896
(Cost $264,196)                                             ========

--------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 68.6%
--------------------------------------------------------------------

Collateralized Mortgage Obligations 10.5%
Chase Mortgage Finance Corp.
        7.000% due 07/25/2028                     4,724       4,476
COMM
        6.150% due 02/15/2008                     4,430       4,305
Dime Savings
        7.060% due 11/01/2018 (d)                    68          61

                           2000 Semi-Annual Report See accompanying notes     87

Total Return Fund II
September 30, 2000 (Unaudited)

                                           Principal
                                              Amount           Value
                                              (000s)          (000s)
--------------------------------------------------------------------
DLJ Mortgage Acceptance Corp.
    11.000% due 08/01/2019                $      129     $       140
Federal Home Loan Mortgage Corp.
     5.950% due 07/15/2003                       123             121
     6.500% due 12/01/2010                       353             349
     8.800% due 12/01/2015                       181             185
     9.250% due 11/15/2019                        25              26
     9.000% due 12/15/2020                     1,012           1,044
     7.000% due 07/15/2022                    16,809          16,407
     7.500% due 01/15/2023                    17,740          17,313
     6.750% due 04/25/2024                     9,036           8,409
     8.000% due 06/15/2030                     7,550           7,367
Federal National Mortgage Association
     6.000% due 06/25/2001                        15              15
     6.150% due 09/25/2016                     1,518           1,502
     9.000% due 06/25/2018                        16              17
     6.000% due 09/25/2018                        76              75
     9.250% due 07/25/2019                     2,036           2,120
     6.000% due 08/25/2020                     2,925           2,879
     7.000% due 09/25/2020                        43              42
     6.500% due 05/18/2023                     7,473           7,392
Guaranteed Mortgage Corp.
     9.300% due 07/20/2019                       384             399
Independent National Mortgage Corp.
     9.140% due 11/25/2024 (d)                    77              78
     8.560% due 11/25/2024 (d)                   454             460
Mellon Residential Funding Corp.
     6.570% due 07/25/2029                     4,000           3,881
Nationslink Funding Corp.
     6.650% due 02/10/2006                     3,000           2,962
     6.970% due 04/10/2007 (d)                 2,670           2,671
Norwest Asset Securities Corp.
     7.500% due 03/25/2027                    17,000          16,652
PNC Mortgage Securities Corp.
     7.750% due 07/25/2030                    24,655          24,609
Residential Accredit Loans, Inc.
     7.250% due 11/25/2027                    10,083           9,703
Residential Funding Mortgage
  Securities, Inc.
     7.000% due 11/25/2027                    12,115          11,610
Salomon Brothers Mortgage Securities
     7.000% due 04/25/2029 (d)                16,312          16,295
                                                          ----------
                                                             163,565
                                                          ==========
Federal Home Loan Mortgage Corporation 1.1%
     5.750% due 11/15/2017                       126             125
     6.000% due 09/01/2027                        57              53
     7.000% due 03/01/2007-11/12/2030 (f)      2,017           1,978
     7.250% due 03/01/2006                       124             125
     7.410% due 02/01/2023 (d)                   471             476
     7.500% due 08/01/2009                         8               8
     7.810% due 07/01/2030 (d)                10,600          10,672
     8.250% due 03/01/2008-05/01/2008 (f)        104             106
     8.420% due 12/01/2022 (d)                 3,969           4,072
     8.500% due 12/01/2001                         1               1
     9.500% due 02/01/2011                        43              45
    10.000% due 06/01/2011-03/01/2021 (f)         99             105
    10.500% due 04/01/2001                         7               8
    15.500% due 06/01/2011                         1               1
                                                          ----------
                                                              17,775
                                                          ==========
Federal Housing Administration 2.3%
     5.600% due 10/01/2019                       357             358
     6.000% due 03/20/2028                    21,318          19,976
     6.650% due 09/15/2001-07/20/2038 (f)     15,500          15,242
     8.830% due 05/01/2019                       202             208
                                                          ----------
                                                              35,784
                                                          ==========
Federal National Mortgage Association 4.2%
     4.750% due 11/14/2003                       730             695
     6.000% due 05/15/2008-10/16/2030 (f)      9,618           9,003
     6.500% due 02/01/2013                       263             259
     7.000% due 08/01/2009-10/16/2030 (f)      5,935           5,826
     7.470% due 12/01/2023 (d)                   497             508
     7.480% due 01/01/2024 (d)                   879             899
     7.500% due 03/01/2030-06/01/2030 (f)        655             655
     7.750% due 10/01/2007                       129             130
--------------------------------------------------------------------
     8.000% due 05/01/2002-10/16/2030 (f)     15,426          15,629
     8.070% due 07/01/2020 (d)                   790             809
     8.200% due 02/01/2023 (d)                 1,645           1,666
     8.500% due 12/01/2001-10/16/2030 (f)     26,228          26,861
     8.650% due 04/01/2024 (d)                 1,032           1,061
     9.000% due 12/01/2001-06/01/2010 (f)        251             256
    11.000% due 09/01/2010                       156             169
    13.750% due 10/01/2010-11/01/2013 (f)         87              98
    14.500% due 03/01/2013                         3               3
    14.750% due 10/01/2012-11/01/2012 (f)         10              12
                                                          ----------
                                                              64,539
                                                          ==========
Government National Mortgage
  Association 50.5%
     6.000% due 11/15/2028-10/23/2030 (d)(f)  86,221          82,241
     6.380% due 05/20/2027 (d)                 2,652           2,671
     6.500% due 01/15/2024-10/23/2030 (d)(f) 265,746         255,986
     6.750% due 09/20/2024-08/20/2027 (d)(f)  35,816          36,059
     7.000% due 10/23/2030                   110,450         108,780
     7.380% due 06/20/2023-06/20/2027 (d)(f)  21,365          21,532
     7.500% due 03/15/2024-10/23/2030 (f)    191,534         192,073
     8.000% due 06/15/2024-10/23/2030 (f)     85,079          86,324
     8.500% due 04/15/2030                       342             353
    12.000% due 01/15/2013-06/15/2015 (f)         15              18
                                                          ----------
                                                             786,037
                                                          ==========
Other Mortgage-Backed Securities 0.0%
Bank of America Corp.
     9.000% due 03/01/2008                        29              29
Federal Home Loan Mortgage Corp.
    11.880% due 06/15/2013                       122             128
Security Pacific National Bank
     8.500% due 03/01/2017                        32              32
                                                          ----------
                                                                 189
                                                          ----------
Total Mortgage-Backed Securities                           1,067,889
(Cost $1,068,055)                                         ==========


--------------------------------------------------------------------
ASSET-BACKED SECURITIES 6.1%
--------------------------------------------------------------------
Advanta Equipment Receivables
     7.560% due 02/15/2007                     2,953           2,961
AFC Home Equity Loan Trust
     7.350% due 10/25/2026 (d)                   407             409
Americredit Automobile Receivable Trust
     6.770% due 06/12/2005 (d)                 5,000           5,009
Banc One Auto Grantor Trust
     6.270% due 11/20/2003                     2,606           2,600
Bayview Financial Acquisition Trust
     7.010% due 07/25/2030 (d)                 3,047           3,047
Comed Transitional Funding Trust
     5.290% due 06/25/2003                     2,400           2,365
Conseco Finance Lease LLC
     7.250% due 04/20/2003                    19,400          19,483
Conseco Finance Securitizations Corp.
     7.890% due 07/15/2018                    20,000          20,355
     8.170% due 12/15/2025                    11,800          12,168
Delta Funding Home Equity Loan Trust
     7.260% due 08/25/2018                     6,084           6,069
Green Tree Recreational Equipment
     6.430% due 04/17/2006                     2,254           2,251
Residential Funding Mortgage Securities, Inc.
     5.460% due 07/25/2029                     2,370           2,360
Sasco Floating Rate Commercial Mortgage
     7.200% due 02/25/2001 (d)                 3,632           3,638
Student Loan Marketing Assn.
     6.840% due 04/25/2004 (d)                 2,968           2,964
Summit Acceptance Auto Receivables Trust
     7.150% due 02/18/2003                    10,000           9,999
                                                            --------
Total Asset-Backed Securities                                 95,678
(Cost $95,017)                                              ========

--------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.0%
--------------------------------------------------------------------

Utilities 0.0%
Alliant Energy Resources, Inc.
     4.910% due 01/01/2000                       600              36
                                                            --------
Total Convertible Bonds & Notes                                   36
(Cost $41)                                                  ========


88     PIMCO Funds See accompanying notes

                                                              Value
                                               Shares        (000s)
--------------------------------------------------------------------
PREFERRED STOCK 0.1%
--------------------------------------------------------------------
Fortis Amev NV
0.000% due 01/01/2000                               12   $    1,414
                                                         ----------
Total Preferred Stock                                         1,414
(Cost $1,450)                                            ==========


--------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 5.3%
--------------------------------------------------------------------
                                             Principal
                                                Amount
                                                (000s)
Commercial Paper 4.6%
Alcoa, Inc.
  6.460% due 12/14/2000                      $   1,100        1,085
Amer Electric Power
  6.700% due 10/18/2000                            400          399
AT&T Corp.
  6.470% due 11/29/2000                            300          297
  6.480% due 12/13/2000                            900          888
Bank One Corp.
  6.470% due 12/19/2000                         12,000       11,825
Conagra, Inc.
  6.670% due 10/04/2000                            800          800
  6.680% due 10/27/2000                          2,700        2,671
  6.670% due 11/16/2000                          4,100        4,066
Dominion Resources, Inc.
  6.710% due 11/16/2000                          1,000          992
Edison Midwest
  6.710% due 11/15/2000                          5,000        4,959
Federal National Mortgage
Association
  6.390% due 12/21/2000                          1,600        1,577
Infinity Broadcasting Corp.
  6.700% due 11/15/2000                          1,100        1,091
Ingersoll-Rand Co.
  6.680% due 10/02/2000                         29,300       29,300
  6.700% due 11/01/2000                            500          497
  6.710% due 11/15/2000                            300          297
International Paper Co.
  6.720% due 11/07/2000                         10,000        9,933
  6.710% due 11/30/2000                            200          198
SBC Communications, Inc.
  6.470% due 12/06/2000                            800          790
                                                         ----------
                                                             71,665
                                                         ==========
Repurchase Agreements 0.7%
J.P. Morgan
  6.430% due 10/02/2000                          3,000        3,000
  (Dated 09/29/2000. Collateralized by U.S. Treasury
  Inflation Protected Securities 5.5% due 08/31/2001
  valued at $3,061. Repurchase proceeds are $3,002.)
State Street Bank
  5.850% due 10/02/2000                          8,283        8,283
  (Dated 9/29/2000. Collateralized
  by Federal National Mortgage Association
  6.100% due 08/10/2001 valued at $8,450.
  Repurchase proceeds are $8,287)
                                                         ----------
                                                             11,283
                                                         ==========
U.S. Treasury Bills (b) 0.0%
  5.930% due 02/01/2001                            420          410
                                                         ----------
Total Short-Term Instruments                                 83,358
                                                         ==========
(Cost $83,384)

Total Investments (a) 149.8%                             $2,330,433
(Cost $2,333,523)

Written Options (c) (0.0%)                                   (1,015)
(Premiums $1,275)

Other Assets and Liabilities (Net) (49.8%)                 (774,162)
                                                         ==========

Net Assets 100.0%                                        $1,555,256
                                                         ==========

--------------------------------------------------------------------
Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost.                                     $    8,756

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                            (11,846)
                                                         ----------
Unrealized depreciation-net                              $   (3,090)
                                                         ==========

(b) Securities with an aggregate market value of $4,826 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                         Unrealized
                                                # of  Appreciation/
Type                                       Contracts (Depreciation)
--------------------------------------------------------------------
U.S. Treasury 5 Year Note (12/2000)            1,923     $   (1,598)
U.S. Treasury 10 Year Note (12/2000)            1,896           255
U.S. Treasury 30 Year Bond (12/2000)               27           (26)
Municipal Bond (12/2000)                           54           (69)
                                                         ----------
                                                         $   (1,438)
                                                         ==========

(c) Premiums received on written options:

                                       # of
Type                              Contracts     Premium       Value
--------------------------------------------------------------------
Call - CBOT U.S. Treasury Note December
Futures
   Strike @ 103.00 Exp. 11/18/2000      459    $     59   $      50
Call - CBOT U.S. Treasury Note December
Futures
   Strike @ 102.00 Exp. 11/18/2000      526         135         123
Put - CBOT U.S. Treasury Note December Futures
   Strike @ 98.00 Exp. 11/18/2000       196          72          34
Put - CBOT U.S. Treasury Note December Futures
   Strike @ 97.00 Exp. 11/18/2000       129          32          12
Put - CME Eurodollar March Futures
   Strike @ 92.75 Exp. 03/19/2001       287         114          11
Call - CME Eurodollar March Futures
   Strike @ 93.25 Exp. 03/19/2001       555         151         409
Put - CME Eurodollar March Futures
   Strike @ 92.25 Exp. 03/19/2001       237         142           3
Put - CME Eurodollar December Futures
   Strike @ 92.25 Exp. 12/18/2000       130          50           1
Put - CME Eurodollar March Futures
   Strike @ 93.25 Exp. 03/19/2001        84          84          16
Put - CME Eurodollar March Futures
   Strike @ 93.50 Exp. 03/19/2001        84         108          36
Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 8.250%
   Exp. 03/19/2001               65,000,000         258           1
Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.750%
   Exp. 03/19/2001               65,000,000          70         319
                                               --------------------
                                               $  1,275   $   1,015
                                               ====================

(d) Variable rate security. The rate listed is as of September 30, 2000.

                           2000 Semi-Annual Report See accompanying notes     89

Total Return Fund II
September 30, 2000 (Unaudited)

--------------------------------------------------------------------
(e) Swap agreements outstanding at September 30, 2000:

                                                          Unrealized
                                            Notional   Appreciation/
Type                                          Amount    Depreciation
--------------------------------------------------------------------
Receive floating rate based on 3-month
LIBOR and pay to the counterparty
$7,468 due 11/15/2021.

Broker: Goldman Sachs
Exp. 11/15/2021                           $    1,710     $      (23)

Receive floating rate based on 3-month
LIBOR and pay to the counterparty $19,473 at maturity.

Broker: Lehman Brothers
Exp. 11/15/2021                                4,430            (73)

Receive floating rate based on 3-month
LIBOR and pay to the counterparty $37,137 due 11/15/2021.

Broker: Bank of America
Exp. 11/15/2021                                8,560             85

Receive fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Goldman Sachs
Exp. 11/10/2002                                9,000               1

Receive fixed rate equal to 0.500% and the Fund will pay to the counterparty at par in the event of default of Williams Companies, Inc. 6.625% due 11/15/2004.

Broker: Warburg Dillon Read LLC
Exp. 09/16/2003                               20,000               1
                                                            ---------
                                                            $     (9)
                                                            =========

(f) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(g) Subject to financing transaction.

(h) Principal amount of the security is adjusted for inflation.

90     PIMCO Funds See accompanying notes

Schedule of Investments

Total Return Fund III
September 30, 2000 (Unaudited)
                                                    Principal
                                                       Amount          Value
                                                       (000s)         (000s)
----------------------------------------------------------------------------
CORPORATE BONDS & NOTES 37.8%
----------------------------------------------------------------------------
Banking & Finance 24.4%
Abbey National Capital Trust I
        8.963% due 12/29/2049                      $    9,300    $     9,353
ABN AMRO Mortgage Corp.
        7.000% due 04/01/2008                           1,000            975
Allied Irish Banks
        7.012% due 10/31/2006                           7,000          7,012
Associates Corp. of North America
        7.240% due 05/17/2006                           1,000          1,010
Bank of America Corp.
        9.375% due 09/15/2009                           1,000          1,104
Bank of Tokyo - Mitsubishi
        8.400% due 04/15/2010                           2,300          2,344
BankBoston Corp.
        6.125% due 03/15/2002                          15,000         14,830
Bear Stearns Co., Inc.
        7.010% due 12/16/2002 (d)                      10,000         10,011
Deutsche Bank Financial
        6.700% due 12/13/2006                           1,000            972
Export-Import Bank Korea
        7.100% due 03/15/2007                              50             50
First Union Corp.
        7.700% due 02/15/2005                          19,000         19,378
Ford Motor Credit Corp.
        6.541% due 07/16/2002 (d)                         300            301
        5.750% due 02/23/2004                           2,000          1,909
        7.500% due 03/15/2005                          30,000         30,189
        6.620% due 02/27/2006                           1,000            970
General Motors Acceptance Corp.
        7.015% due 07/21/2003 (d)                       6,500          6,492
        7.090% due 07/21/2004 (d)                       6,200          6,206
Gold Eagle Capital Ltd.
       11.440% due 04/16/2001                           6,000          6,000
Household Finance Corp.
        6.777% due 05/07/2002 (d)                       5,000          5,016
        7.020% due 05/24/2002 (d)                         500            500
International Lease Finance Corp.
        5.450% due 01/04/2002                             500            493
John Deere Capital Corp.
        6.461% due 04/21/2003 (d)                      10,200         10,210
Korea Development Bank
        9.450% due 03/15/2001                             125            126
        7.900% due 02/01/2002                           1,875          1,880
        7.625% due 10/01/2002                             250            250
        7.125% due 04/22/2004                             250            245
Lehman Brothers Holdings, Inc.
        7.190% due 04/02/2002 (d)                      10,000         10,089
Merrill Lynch & Co.
        6.471% due 11/01/2001 (d)                       3,000          3,003
        6.375% due 10/15/2008                           5,000          4,708
Midamerican Funding LLC
        5.850% due 03/01/2001                          12,000         11,937
Morgan Stanley, Dean Witter, Discover
and Co.
        6.375% due 08/01/2002                           1,000            993
Nacional Financiera
       10.562% due 12/01/2000 (d)                       5,750          5,785
NationsBank Corp.
        8.625% due 11/15/2003                              25             26
Residential Reinsurance
       10.926% due 06/01/2001                           4,200          4,200
Spieker Properties
        6.950% due 12/15/2002                           2,000          1,979
Textron Financial Corp.
        7.177% due 05/28/2002 (d)                       5,000          4,994
Tokai Capital Corp.
        9.980% due 12/29/2049 (d)                         400            383
Wachovia Corp.
        6.941% due 05/02/2005 (d)                      10,000          9,990
Wells Fargo & Co.
        6.875% due 08/08/2006                           1,000            992
        7.800% due 06/15/2010                           1,000          1,023
Westdeutsche Landesbank
        6.050% due 01/15/2009                           1,800          1,648
                                                                 -----------
                                                                     199,576
                                                                 ===========
Industrials 5.1%
Cargill, Inc.
        6.871% due 01/14/2002 (d)                       9,000          9,008
Fred Meyer, Inc.
        7.150% due 03/01/2003                              50             50
General Motors Acceptance Corp.
        9.125% due 07/15/2001                              20             20
International Paper Co.
        7.600% due 07/08/2002 (d)                       2,200          2,206
Mesa Industrial Development Authority
        5.625% due 01/01/2029                           4,000          3,974
Petroleos Mexicanos
        8.131% due 07/15/2005 (d)                       5,000          5,013
        9.500% due 09/15/2027                           6,250          6,453
Time Warner, Inc.
        6.100% due 12/30/2001                          10,000          9,863
WMX Technologies
        6.700% due 05/01/2001                           5,500          5,451
                                                                 -----------
                                                                      42,038
                                                                 ===========
Utilities 8.3%
Arizona Public Service
        7.400% due 11/15/2001 (d)                       5,300          5,299
Bell Telephone Co. Pennsylvania
        7.375% due 07/15/2007                              75             75
Deutsche Telekom AG
        7.750% due 06/15/2005                          13,000         13,321
GTE Corp.
        5.625% due 02/01/2001                             300            298
        8.875% due 01/15/2006                          10,000         10,326
Niagara Mohawk Power
        7.125% due 07/01/2001                           4,990          4,992
        7.250% due 10/01/2002                          11,341         11,293
        7.375% due 07/01/2003                           3,024          3,032
North Atlantic Energy
        9.050% due 06/01/2002                             267            270
Oneok, Inc.
        7.390% due 04/24/2002 (d)                      13,000         13,015
Texas Utilities Co.
        6.375% due 10/01/2004                           1,000            968
WorldCom, Inc.
        6.125% due 08/15/2001                           5,000          4,970
                                                                 -----------
                                                                      67,859
                                                                 -----------
Total Corporate Bonds & Notes                                        309,473
(Cost $309,406)                                                  ===========

----------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 0.9%
----------------------------------------------------------------------------
New York 0.5%
New York State Thruway Authority General Obligation
Bond, Series 1998 5.000% due 01/01/2025                 2,850          2,537

New York State Thruway Authority, Revenue Bond,
Series 1998 4.750% due 01/01/2019                       2,000          1,776
                                                                 -----------
                                                                       4,313
                                                                 ===========
Texas 0.4%
Harris County Health Facilities Development
Corporation Revenue Bond 5.375% due 07/01/2029          3,600          3,298
                                                                 -----------
Total Municipal Bonds & Notes                                          7,611
(Cost $7,758)                                                    ===========

----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 5.4%
----------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
        6.000% due 07/20/2001                          37,700         37,526
        7.500% due 07/01/2011                             342            346
        8.000% due 01/01/2012                             159            163
Small Business Administration
        7.449% due 08/01/2010                           2,400          2,444
Student Loan Marketing Assn.
        6.242% due 10/25/2005 (d)                       3,702          3,688
                                                                 -----------
Total U.S. Government Agencies                                        44,167
(Cost $44,284)                                                   ===========

                           2000 Semi-Annual Report See accompanying notes     91

Total Return Fund III
September 30, 2000 (Unaudited)
                                            Principal
                                             Amount        Value
                                             (000s)        (000s)
-------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 21.7%
-------------------------------------------------------------------
Treasury Inflation Protected Securities (f)
        3.625% due 07/15/2002 (b)(j)     $     15,410  $     15,406
        3.625% due 01/15/2008                   7,478         7,308
        3.875% due 01/15/2009                  23,994        23,799
U.S. Treasury Bonds
       11.250% due 02/15/2015                   7,900        11,744
        8.750% due 08/15/2020 (j)              38,100        49,494
        8.000% due 11/15/2021 (j)               4,300         5,254
        6.000% due 02/15/2026                  25,700        25,467
        5.500% due 08/15/2028                  13,600        12,627
        6.250% due 05/15/2030 (j)               3,000         3,155
U.S. Treasury Strips
        0.000% due 02/15/2014                   5,000         2,219
        0.000% due 02/15/2015                   6,500         2,711
        0.000% due 11/15/2021                  40,800        11,422
        0.000% due 11/15/2024                  29,500         7,006
                                                       ------------
Total U.S. Treasury Obligations                             177,612
(Cost $177,902)                                        ============

-------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 79.4%
-------------------------------------------------------------------
Collateralized Mortgage Obligations 23.0%
ABN AMRO Mortgage Corp.
        6.750% due 11/25/2028                   9,750         9,175
Amortizing Residential Collateral Trust
        6.880% due 09/25/2030 (d)               3,927         3,927
CMC Securities Corp.
        8.419% due 04/25/2025 (d)                 771           781
DLJ Mortgage Acceptance Corp.
        7.580% due 02/12/2006 (d)              13,600        13,775
Federal Home Loan Mortgage Corp.
        7.000% due 11/01/2011                      53            53
        6.500% due 08/15/2023                   7,495         7,428
        7.271% due 03/15/2025 (d)              14,131        13,858
        7.000% due 02/15/2027                  13,753        12,820
        6.500% due 09/01/2028                      63            60
        6.500% due 06/01/2029                      94            90
        7.000% due 10/01/2029                     111           109
Federal National Mortgage Association
        6.500% due 12/18/2004                   3,531         3,499
        7.000% due 09/25/2021                   6,508         6,403
General Electric Capital Mortgage Services,
Inc.
        6.750% due 12/25/2012                   2,629         2,610
        7.500% due 03/25/2027                  15,000        14,709
        6.000% due 07/25/2029                  10,400        10,204
Greenwich
        9.198% due 11/25/2024 (d)                  27            27
Impac Secured Assets CMN Owner Trust
        7.750% due 10/25/2030                  22,715        21,730
Norwest Asset Securities Corp.
        6.250% due 12/25/2028                  11,980         9,562
PNC Mortgage Securities Corp.
        6.500% due 12/25/2028                   6,449         5,948
Prudential Securities Secured Financing
Corp.
        6.955% due 06/15/2008                   9,403         9,386
Residential Accredit Loans, Inc.
        7.050% due 01/25/2026                   2,000         1,990
        7.250% due 01/25/2026                   3,000         2,946
        6.500% due 12/25/2028                  24,000        22,193
Residential Funding Mortgage Securities,
Inc.
        7.750% due 10/25/2030                   5,000         4,816
Resolution Trust Corp.
        8.835% due 12/25/2023                   1,711         1,727
Structured Asset Mortgage Investments,
Inc.
        6.581% due 06/25/2029 (d)               9,183         8,803
                                                       ------------
                                                            188,629
                                                       ============
Federal Home Loan Mortgage Corporation 4.9%
        6.000% due 12/01/2099                   5,000         4,672
        6.750% due 10/01/2006                      44            44
        7.000% due 01/01/2030-12/01/2099 (h)   31,780        31,203
        7.166% due 12/01/2022 (d)                 652           668
        7.813% due 07/01/2030 (d)               3,100         3,121
        8.000% due 02/01/2006-03/01/2028 (h)      164           166
                                                       ------------
                                                             39,874
                                                       ============
Federal Housing Administration 0.9%
        7.430% due 11/25/2019-11/25/2022 (h)    7,745         7,669
                                                       ------------
Federal National Mortgage Association 9.8%
        6.000% due 10/01/2099                 10,000          9,338
        6.252% due 08/01/2018 (d)                 83             82
        6.446% due 02/01/2031 (d)                 61             60
        7.000% due 12/01/2099                 45,000         44,072
        7.430% due 01/25/2023                  7,398          7,345
        7.500% due 02/01/2027                  3,790          3,802
        8.250% due 07/01/2017                     57             58
        8.500% due 02/01/2007-12/01/2099 (h)  14,849         15,208
        9.000% due 07/01/2005-06/01/2025 (h)      25             26
                                                       ------------
                                                             79,991
                                                       ============
Government National Mortgage Association 40.0%
        6.000% due 12/15/2028                    650            610
        6.500% due 09/15/2023-12/20/2099 (h) 194,502        187,305
        6.750% due
          09/20/2023-08/20/2027 (d)(h)         5,846          5,899
        7.000% due 12/15/2099                 73,840         72,732
        7.125% due
          10/20/2024-12/20/2026 (d)(h)         6,007          6,056
        7.375% due
          06/20/2022-01/20/2026 (d)(h)         6,706          6,759
        7.400% due 10/15/2001-11/01/2039 (h)   7,010          6,940
        7.500% due 12/15/2099                 33,500         33,594
        8.000% due 12/15/2099                  7,250          7,379
       10.250% due 02/15/2017                    616            642
       12.750% due 02/20/2015 (h)                  4              5
                                                       ------------
                                                            327,921
                                                       ============
Other Mortgage-Backed Securities 0.8%
Federal Home Loan Mortgage Corp.
        6.504% due 08/15/2032 (d)              5,702          5,596
Resolution Trust Corp.
        6.920% due 05/25/2029 (d)              1,096          1,095
                                                       ------------
                                                              6,691
                                                       ============
Stripped Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp. (IO)
        6.500% due 04/15/2022                  1,558            165
                                                       ------------
Total Mortgage-Backed Securities                            650,940
(Cost $655,044)                                        ============

-------------------------------------------------------------------
ASSET-BACKED SECURITIES 5.0%
-------------------------------------------------------------------
Advanta Mortgage Loan Trust
        7.020% due 08/25/2029 (d)             14,446         14,502
Green Tree Financial Corp.
        7.860% due 04/01/2031                    600            579
Green Tree Recreational Equipment
        6.430% due 04/17/2006                  1,960          1,957
NPF XII, Inc.
        7.050% due 06/01/2003                  3,000          2,972
PP&L Transition Bond Co. LLC
        6.410% due 12/26/2003                  8,800          8,747
Public Service
        1.500% due 04/01/2001                 11,500         11,500
Student Loan Marketing Assn.
        6.378% due 04/25/2004 (d)                989            988
                                                       ------------
Total Asset-Backed Securities                                41,245
(Cost $41,284)                                         ============

-------------------------------------------------------------------
SOVEREIGN ISSUES 2.8%
-------------------------------------------------------------------
Central Bank Philippines
        7.937% due 06/01/2008                  1,360          1,217
Province of Quebec
        8.800% due 04/15/2003                  1,000          1,047
Republic of Argentina
       11.595% due 04/10/2005 (d)                400            372
Republic of Brazil
        7.375% due 04/15/2006 (d)              9,263          8,740
Republic of Bulgaria
        7.062% due 07/28/2024 (d)              2,250          1,721
Republic of Korea
        8.750% due 04/15/2003                    900            920

92  PIMCO Funds  See accompanying notes

                                           Principal
                                             Amount         Value
                                             (000s)        (000s)
-------------------------------------------------------------------
Republic of Venezuela
        7.875% due 12/18/2007 (d)         $     1,786    $    1,535
United Mexican States
     11.500% due 05/15/2026                     6,000         7,260
                                                         ----------
Total Sovereign Issues                                       22,812
(Cost $22,654)                                           ==========

-------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (c)(e) 7.5%
-------------------------------------------------------------------
British Telecom PLC
        4.726% due 07/27/2001            EC    10,000         8,833
Export-Import Bank Korea
        7.250% due 06/25/2001            DM     1,570         1,564
France Telecom
        4.587% due 10/11/2001            EC    10,000         8,829
Halifax Group Euro Finance
        7.627% due 12/29/2049                   9,700         8,575
Koninklijke PTT NV
        5.013% due 06/13/2001                   8,000         7,068
Korea Development Bank
        7.625% due 10/01/2002             $     2,000         2,004
Nationwide Building Society
        4.629% due 03/27/2003            EC    10,000         8,828
Province of Saskatchewan
       11.000% due 01/09/2001            C$     2,000         1,344
Republic of Austria
        5.500% due 01/15/2010 (j)        EC     1,600         1,410
Republic of Brazil
        7.000% due 01/01/2001                   2,116         2,116
Republic of Germany
        6.250% due 01/04/2024 (j)                 570           544
        6.500% due 07/04/2027                   2,300         2,268
        6.250% due 01/04/2030 (j)                 980           951
Royal Bank of Scotland PLC
        0.000% due 12/01/2003            BP     6,000         7,210
                                                         ----------
Total Foreign Currency-Denominated Issues                    61,544
(Cost $62,475)                                           ==========

-------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.4%
-------------------------------------------------------------------
Industrial 0.4%
Hercules Trust VI
        9.225% due 12/29/2000 (d)         $     3,000         2,999
                                                         ----------
Utilities 0.0%
Alliant Energy Resources, Inc.
        7.250% due 02/15/2030                     300            19
                                                         ----------
Total Convertible Bonds & Notes                               3,018
(Cost $3,020)                                            ==========

-------------------------------------------------------------------
PREFERRED STOCK 0.4%
-------------------------------------------------------------------
                                              Shares
TCI Communications, Inc.
        9.720% due 12/31/2036                 132,000         3,432
                                                         ----------
Total Preferred Stock                                         3,432
(Cost $3,676)                                            ==========

-------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 1.0%
-------------------------------------------------------------------
                                           Principal
                                            Amount
                                            (000s)
Repurchase Agreement 1.0%
State Street Bank
        5.850% due 10/02/2000             $     8,511         8,511
        (Dated 9/29/2000.                                ----------
        Collateralized by
        Federal National Mortgage
        Association 6.100% due
        08/10/2001 valued at
        $8,686. Repurchase
        proceeds are $8,515.)

U.S. Treasury Bills (b)(h) 0.0%
        5.933% due 02/01/2001                     215           211
                                                         ----------
Total Short-Term Instruments                                  8,722
(Cost $8,722)                                            ==========

                                                            Value
                                                            (000s)
--------------------------------------------------------------------
Total Investments (a) 162.3%                           $   1,330,576
(Cost $1,336,225)

Written Options (g) (0.1%)                                      (987)
(Premiums $1,093)

Other Assets and Liabilities (Net) (62.2%)                  (509,662)
                                                       -------------

Net Assets 100.0%                                            819,927
                                                       =============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                         $       7,042

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                             (12,691)
                                                       -------------

Unrealized depreciation-net                            $      (5,649)
                                                       =============

(b) Securities with an aggregate market value of $4,518 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                             Unrealized
                                                    # of  Appreciation/
Type                                           Contracts (Depreciation)

EuroBond 10 Year Note (12/2000)                      584   $        189
U.S. Treasury 5 Year Note (12/2000)                  510           (399)
U.S. Treasury 10 Year Note (12/2000)                 623            274
U.S. Treasury 30 Year Bond (12/2000)                  89            (88)
United Kingdom 10 Year Note (12/2000)                270           (240)
Municipal Bond (12/2000)                              10             (2)
EuroBond 10 Year Note Written Put Options
  (11/2000)                                          506            100
                                                           ------------
                                                           $       (166)
                                                           ============

(c) Foreign forward currency contracts outstanding at September 30, 2000:

                               Principal
                                  Amount                     Unrealized
                              Covered by  Settlement      Appreciation/
Type      Currency              Contract       Month     (Depreciation)
Sell      C$                       2,260     10/2000       $         25
Buy       EC                      10,413     11/2000                 81
Sell                              34,338     11/2000               (655)
Buy                               14,828     10/2000                (35)
Sell                               5,593     10/2000                149
Sell      BP                       4,716     10/2000               (338)
                                                           ------------
                                                           $       (773)
                                                           ============

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Principal amount denoted in indicated currency:

       BP - British Pound
       C$ - Canadian Dollar
       EC - Euro

(f) Principal amount of security is adjusted for inflation.

                           2000 Semi-Annual Report See accompanying notes     93

Total Return Fund III
September 30, 2000 (Unaudited)


=================================================================
(g) Premiums received on written options:

                                    # of
Type                           Contracts   Premium          Value
-----------------------------------------------------------------
Call - CBOT U.S. Treasury Note December Futures
   Strike @ 103.00 Exp. 11/18/2000   228  $     29    $        25

Call - CBOT U.S. Treasury Note December Futures
   Strike @ 102.00 Exp. 11/18/2000   262       210            190

Put - CME Eurodollar December Futures
   Strike @ 93.00 Exp. 12/18/2000     16        12              0

Put - CME Eurodollar March Futures
   Strike @ 92.75 Exp. 03/19/20001   180        68              7

Call - CME Eurodollar March Futures
   Strike @ 93.25 Exp. 03/19/2001    484       120            351

Put - CME Eurodollar March Futures
   Strike @ 92.25 Exp. 03/19/2001    288       173              4

Put - CME Eurodollar December Futures
   Strike @ 92.25 Exp. 12/18/2000     62        24              0

Put - CBOT U.S. Treasury Note December Futures
   Strike @ 98.00 Exp. 11/18/2000     99       119            112

Put - CBOT U.S. Treasury Note December Futures
   Strike @ 97.00 Exp. 11/18/2000     65        16              6

Call - TSE Government of Japan December Futures
   Strike @ 134.00 Exp. 11/30/2000    11        21             24

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.500% Exp.
     02/23/2001              296,000,000       110             87

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.500% Exp.
     02/22/2001              311,000,000       187            167

Put - OTC Japanese Interest Rate Swap December Futures
   Strike @ 2.305% Exp.
     11/30/2000              200,000,000         2              7

Put - OTC Japanese Interest Rate Swap December Futures
   Strike @ 2.315% Exp.
     11/30/2000              200,000,000         2              7
                                          -----------------------
                                          $  1,093    $       987
                                          =======================

(h) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(i) Swap agreements outstanding at September 30, 2000:


                                                       Unrealized
                                          Notional   Appreciation/
Type                                        Amount  (Depreciation)
-----------------------------------------------------------------
Receive floating rate based on 3-month Canadian Bank Bill and pay a fixed rate equal to 6.302%.

Broker: Goldman Sachs
Exp. 07/13/2010                         C$  30,000  $        (437)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.295%.

Broker: Goldman Sachs                   JY 580,000           (197)
Exp. 04/14/2008

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.305%.

Broker: Goldman Sachs                      377,000           (130)
Exp. 04/15/2008

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.669%.

Broker: Goldman Sachs                    1,250,000             (3)
Exp. 05/18/2007

Receive floating rate based on 6-month EURO-LIBOR and pay fixed rate equal to 6.175%.

Broker: Goldman Sachs                   EC   1,990            (20)
Exp. 05/22/2030

Receive floating rate based on 6-month EURO-LIBOR plus 0.499% and pay a fixed rate equal to 6.000%.

Broker: J.P. Morgan                          2,650             42
Exp. 01/01/2009

Receive floating rate based on 6-month EURO-LIBOR minus 0.54% and pay a fixed rate equal to 6.250%.

Broker: J.P. Morgan                            570              7
Exp. 01/04/2024

Receive floating rate based on 3-month EURO-LIBOR and pay a fixed rate equal to 6.010%

Broker: Morgan Stanley                       1,700            (11)
Exp. 01/04/2030

Receive floating rate based on 3-month LIBOR and pay to the counterparty $5,059 due 11/15/2021.

Broker: Lehman Brothers                 $    1,150            (19)
Exp. 11/15/2021

Receive floating rate based on 3-month LIBOR and pay to the counterparty $4,542 due 11/15/2021.

Broker: Goldman Sachs                        1,040            (14)
Exp. 11/15/2021

Receive floating rate based on 3-month LIBOR and pay to the counterparty $11,560 due 11/15/2021.

Broker: Lehman Brothers                      2,630            (43)
Exp. 11/15/2021

94  PIMCO Funds  See accompanying notes

--------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR and pay to the counterparty $30,456 due 11/15/2021.

Broker: Bank of America                  $       7,020  $         70
Exp. 11/15/2021

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 6.150%. In the event of default of Republic of Argentina Floating Rate Notes and/or
Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                    300          (16)

Receive fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due
06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                  5,000             0

Receive fixed rate equal to 1.625% and the Fund will pay to the counterparty at par in the event of default of Northeast Utilities Corp. 8.380% due 03/01/2005.

Broker: Merrill Lynch
Exp. 03/21/2001                                 15,000             2

Receive a fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of CIT Group, Inc.
7.125% due 10/15/2004.

Broker: Lehman Brothers
Exp. 04/11/2003                                250,000             1
                                                        ------------
                                                        $       (768)
                                                        ============

(j) Subject to financing transaction.

                           2000 Semi-Annual Report See accompanying notes     95

Schedule of Investments

Moderate Duration Fund
September 30, 2000 (Unaudited)
                                            Principal
                                               Amount        Value
                                               (000s)        (000s)
-------------------------------------------------------------------
   CORPORATE BONDS & NOTES 32.9%
-------------------------------------------------------------------
Banking & Finance 12.9%
Bear Stearns Co., Inc.
        7.125% due 03/28/2003 (d)          $    2,900   $     2,900
Beaver Valley Funding Corp.
        8.250% due 06/01/2003                     188           186
CIT Group, Inc.
        6.200% due 10/20/2000                   1,800         1,800
        6.375% due 08/01/2002                     850           842
First Union Corp.
        7.550% due 08/18/2005                   7,000         7,090
Ford Motor Credit Corp.
        6.406% due 01/17/2002 (d)               5,000         4,983
        5.750% due 02/23/2004                   5,596         5,342
General Motors Acceptance Corp.
        5.450% due 09/15/2003                   1,000           961
Gold Eagle Capital Ltd.
       11.440% due 04/16/2001                   3,500         3,500
Household Finance Corp.
        6.125% due 02/27/2003                   3,000         2,927
Lehman Brothers Holdings, Inc.
        6.375% due 05/07/2002                     600           594
        6.690% due 04/04/2003 (d)               5,000         5,002
        7.000% due 05/15/2003                   2,000         1,995
Nationsbank Corp.
        6.681% due 04/15/2003 (d)               5,000         5,001
PSE&G Capital Corp.
        6.740% due 10/23/2001                   1,100         1,098
Royal Bank of Scotland PLC
        8.817% due 03/31/2049                   3,600         3,759
Salomon, Smith Barney Holdings
        7.020% due 07/23/2002 (d)               2,000         1,997
        7.061% due 06/23/2003 (d)               1,000         1,001
Sears Roebuck Acceptance
        6.720% due 10/23/2002                   3,000         2,972
Wells Fargo & Co.
        6.891% due 05/02/2005 (d)               3,200         3,199
                                                        -----------
                                                             57,149
                                                        ===========
Industrials 4.1%
Amerco, Inc.
        6.890% due 10/15/2000                   2,400         2,376
        7.230% due 01/21/2027                     500           459
Cargill, Inc.
        6.871% due 01/14/2002 (d)               5,000         5,004
Hydro-Quebec
        6.500% due 09/29/2049 (d)               5,000         4,438
Occidental Petroleum
        6.400% due 04/01/2003                   2,600         2,536
Philip Morris Cos., Inc.
        7.250% due 09/15/2001                     850           846
TCI Communications, Inc.
        7.401% due 04/03/2002 (d)                 250           253
        7.550% due 09/02/2003                     500           504
Waste Management, Inc.
        6.375% due 12/01/2003                   2,000         1,893
                                                        -----------
                                                             18,309
                                                        ===========
Utilities 15.9%
Central Power & Light Co.
        7.420% due 11/23/2001 (d)              10,000        10,001
Cincinnati Gas & Electric Co.
        6.350% due 06/15/2003                   1,200         1,169
CMS Energy Corp.
        8.125% due 05/15/2002                     750           745
Deutsche Telekom AG
        7.750% due 06/15/2005                  15,000        15,369
DTE Capital Corp.
        7.110% due 11/15/2038 (d)               7,710         7,544
GTE Corp.
        6.540% due 12/01/2005                   6,850         6,694
Potomac Edison Co.
        8.000% due 06/01/2006                   1,000         1,010
Reliant Energy Resources Corp.
        8.125% due 07/15/2005                  10,000        10,168
System Energy Resources
        7.710% due 08/01/2001                   2,900         2,909
Texas Utilities Co.
        7.315% due 06/25/2001                  10,000         9,992
        7.697% due 09/24/2001 (d)               5,000         5,027
                                                        -----------
                                                             70,628
                                                        -----------
Total Corporate Bonds & Notes                               146,086
(Cost $145,747)                                         ===========


-------------------------------------------------------------------
   U.S. GOVERNMENT AGENCIES 4.2%
-------------------------------------------------------------------
Federal Home Loan Bank
     6.225% due 04/13/2009                       400            378
Federal Home Loan Mortgage Corp.
     7.737% due 05/15/2003                       600            613
Federal National Mortgage Assn.
     5.750% due 06/15/2005                       250            242
     7.020% due 09/27/2007                       400            394
     6.625% due 09/15/2009                     2,000          1,985
Small Business Administration
     7.640% due 08/01/2010                    15,000         15,276
                                                        -----------
Total U.S. Government Agencies                               18,888
(Cost $18,544)                                          ===========

-------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 3.9%
-------------------------------------------------------------------
Treasury Inflation Protected Securities (h)
     3.625% due 07/15/2002 (b) (j)             9,268          9,265
     3.375% due 01/15/2007 (j)                 5,011          4,847
     3.625% due 01/15/2008 (j)                 2,030          1,983
     3.875% due 01/15/2009                       842            835
U.S. Treasury Strips
     0.000% due 11/15/2021                     1,200            336
                                                        -----------
Total U.S. Treasury Obligations                              17,266
(Cost $17,327)                                          ===========

-------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES 59.7%
-------------------------------------------------------------------
Collateralized Mortgage Obligations 32.0%
Chase Manhattan Corp.
     7.000% due 04/25/2025                       445            444
Chase Mortgage Finance Corp.
     6.319% due 04/25/2025 (d)                 3,116          3,147
Criimi Mae Financial Corp.
     7.000% due 01/01/2033                    10,928         10,784
Federal Home Loan Mortgage Corp.
     7.000% due 10/15/2001                       224            224
     5.500% due 06/15/2003                       239            234
     7.000% due 05/15/2004                     1,000          1,000
     7.000% due 06/15/2005                        88             88
     7.000% due 11/15/2005                       400            401
     7.000% due 06/15/2006                       300            300
     7.250% due 03/15/2007                         4              4
     6.500% due 10/15/2007                        63             61
     6.000% due 12/15/2008                     5,084          4,988
     6.500% due 08/15/2023                     3,748          3,714
     6.500% due 10/15/2023                     1,245          1,143
     8.500% due 04/15/2025                     2,373          2,493
     8.000% due 02/15/2027                       463            464
Federal National Mortgage Assn.
     6.250% due 04/25/2007                     1,000            992
     6.000% due 03/25/2009                     1,476          1,334
     6.500% due 01/18/2019                     1,785          1,775
     6.500% due 08/25/2021                    28,509         27,904
     7.000% due 09/25/2021                     3,203          3,152
General Electric Capital Mortgage
  Services, Inc.
     6.000% due 02/25/2024                       236            235
     7.000% due 10/25/2027                    14,327         13,571
General Motors Acceptance Corp.
     6.973% due 07/20/2002                    13,307         13,307
Government National Mortgage Assn.
     7.500% due 04/20/2027                     2,582          2,494
Impac Secured Assets CMN Owner Trust
     8.000% due 07/25/2030                    19,308         19,387

96  PIMCO Funds  See accompanying notes

                                              Principal
                                                 Amount       Value
                                                (000's)     (000's)
-------------------------------------------------------------------
Norwest Asset Securities Corp.
        7.000% due 01/25/2028                $        0 $         0
PNC Mortgage Securities Corp.
        6.500% due 12/25/2028                     5,000       4,553
        7.000% due 06/25/2030                    11,303      10,763
Residential Funding Mortgage Securities,
Inc.
        6.981% due 06/25/2008                     1,900       1,892
        7.000% due 05/25/2012                     1,791       1,765
Saco Trust
        6.745% due 07/25/2030 (d)                 9,961       9,717
                                                        -----------
                                                            142,330
                                                        ===========
Federal Home Loan Mortgage Corporation 0.0%
        7.750% due 08/01/2001                         2           2
                                                        -----------
Federal Housing Administration 2.2%
        7.430% due 04/01/2022-06/01/2023 (g)      9,984       9,957
                                                        -----------
Federal National Mortgage Association 1.6%
        6.000% due 05/01/2005-02/01/2014 (g)        846         817
        6.210% due 08/01/2018 (d)                   269         266
        6.440% due 09/01/2017 (d)                   440         434
        6.644% due 01/01/2027 (d)                   559         549
        7.000% due 05/01/2012                       461         459
        7.500% due 08/01/2017-01/01/2027 (g)      2,011       2,024
        8.000% due 09/01/2026-10/01/2026 (g)      2,462       2,509
                                                        -----------
                                                              7,058
                                                        ===========
Government National Mortgage Association 23.9%
        6.000% due 12/15/2028                     6,500       6,098
        6.500% due 12/15/2099                    12,970      12,492
        7.000% due 03/15/2029                       655         645
        7.125% due 11/20/2017-11/20/2025 (d)(g)     566         572
        7.375% due 03/20/2020-03/20/2028 (d)(g)   7,680       7,759
        7.500% due 12/15/2028-12/20/2099 (d)(g)  60,523      60,669
        8.000% due 04/15/2017-12/15/2099 (d)(g)  16,612      17,031
        9.000% due 06/15/2009                     1,021       1,065
                                                        -----------
                                                            106,331
                                                        -----------
Total Mortgage-Backed Securities                            265,678
(Cost $266,206)                                         ===========

-------------------------------------------------------------------
   ASSET-BACKED SECURITIES 13.5%
-------------------------------------------------------------------
Aes Funding Term Loan
        8.380% due 05/19/2001                     1,000       1,000
AFC Home Equity Loan Trust
        6.920% due 06/25/2030 (d)                 4,841       4,850
Brazos Student Loan Finance Co.
        7.210% due 06/01/2023 d)                 10,000       9,901
Chase Credit Card Master Trust
        6.777% due 05/15/2007                     3,257       3,267
Freemont Home Loan Owner Trust
        7.016% due 12/25/2029 (d)                10,621      10,603
Green Tree Home Equity Loan Trust
        5.590% due 02/15/2013                       192         192
Green Tree Home Improvement Loan Trust
        5.940% due 06/15/2029                        20          20
Green Tree Recreational Equipment
        6.430% due 04/17/2006                     1,960       1,957
IMC Home Equity Loan Trust
        6.800% due 03/25/2027 (d)                    74          74
Option One Mortgage Loan Trust
        6.915% due 06/25/2030 (d)                 9,692       9,707
Provident Bank Home Equity Loan Trust
        6.890% due 08/25/2031 (d)                16,693      16,671
The Money Store Home Equity Trust
        6.040% due 08/15/2017                       732         729
The Money Store Residential Trust
        6.215% due 02/15/2011                       881         878
                                                        -----------
Total Asset-Backed Securities                                59,849
(Cost $59,924)                                          ===========

-------------------------------------------------------------------
   SOVEREIGN ISSUES 3.5%
-------------------------------------------------------------------
Hydro-Quebec
        7.620% due 04/02/2001                     1,000       1,003
Republic of Argentina
     11.595% due 04/10/2005 (d)                     500         465
Republic of Brazil
        7.375% due 04/15/2006 (d)            $   11,420  $   10,753
Republic of Bulgaria
        7.750% due 07/28/2024 (d)                 2,000       1,530
Republic of Venezuela
        7.875% due 12/18/2007 (d)                 1,964       1,688
                                                         ----------
Total Sovereign Issues                                       15,439
(Cost $15,227)                                           ==========

-------------------------------------------------------------------
   FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 2.0%
-------------------------------------------------------------------
Banque Centrale De Tunisie
        7.500% due 08/06/2009               EC    6,000       5,430
Commonwealth of New Zealand
        4.500% due 02/15/2016               N$      800         341
Republic of Austria
        5.500% due 01/15/2010               EC    1,000         881
Republic of Germany
        6.250% due 01/04/2024 (j)                   370         353
        6.500% due 07/04/2027                       810         799
        6.250% due 01/04/2030 (j)                 1,160       1,127
                                                        -----------
Total Foreign Currency-Denominated Issues                     8,931
(Cost $9,781)                                           ===========

-------------------------------------------------------------------
   CONVERTIBLE BONDS & NOTES 0.0%
-------------------------------------------------------------------
Utilities 0.0%
Alliant Energy Resources, Inc.
        7.250% due 02/15/2030                       400          25
                                                        -----------
Total Convertible Bonds & Notes                                  25
(Cost $27)                                              ===========

-------------------------------------------------------------------
   PREFERRED SECURITY 0.9%
-------------------------------------------------------------------
                                                   Shares
DG Funding Trust
        9.030% due 12/29/2049 (d)                   410       4,110
                                                        -----------
Total Preferred Security                                      4,110
(Cost $4,100)                                           ===========

-------------------------------------------------------------------
   PREFERRED STOCK 0.2%
-------------------------------------------------------------------
TCI Communications, Inc.
     10.000% due 05/31/2045                      33,354         844
                                                        -----------
Total Preferred Stock                                           844
(Cost $852)                                             ===========

-------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 1.7%
-------------------------------------------------------------------
                                                 Principal
                                                  Amount
                                                  (000's)
Commercial Paper 1.2%
Edison Mission Midwest Holdings
        6.710% due 11/15/2000                 $     700         694
General Electric Capital Corp.
        6.470% due 12/13/2000                       500         494
        6.470% due 12/20/2000                       400         394
Infinity Broadcasting Corp.
        6.700% due 11/16/2000                       800         793
Ingersoll-Rand Co.
        6.840% due 10/02/2000                     2,900       2,900
                                                        -----------
                                                              5,275
                                                        ===========
Repurchase Agreement 0.5%
State Street Bank
        5.850% due 10/02/2000                     2,156       2,156
                                                        -----------
        (Dated 9/29/2000. Collateralized by
        Federal Home Loan Bank 7.025% due
        03/06/2002 valued at $2,201.
        Repurchase proceeds are $2,157.)

U.S. Treasury Bills (b)(g) 0.0%
        6.030% due 02/01/2001                       140         137
                                                        -----------
Total Short-Term Instruments                                  7,568
(Cost $7,568)                                           ===========

                           2000 Semi-Annual Report See accompanying notes     97

Moderate Duration Fund

September 30, 2000 (Unaudited)
                                                               Value
                                                              (000s)
--------------------------------------------------------------------

Total Investments (a) 122.5%                           $     544,684
(Cost $545,303)

Written Options (c) (0.0%)                                      (115)
(Premiums $257)

Other Assets and Liabilities (Net) (22.5%)                  (100,076)
                                                       -------------
Net Assets 100.0%                                      $     444,493
                                                       =============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                         $       3,040

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                              (3,660)
                                                       --------------
Unrealized depreciation-net                            $        (620)
                                                       ==============

(b) Securities with an aggregate market value of $1,752 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                        # of   Unrealized
Type                                               Contracts Appreciation
-------------------------------------------------------------------------
U.S. Treasury 10 Year Note (12/2000)                     502  $       130
EuroBond 10 Year Note Written Put Options (11/2000)      187           57
                                                              -----------
                                                              $       187
                                                              ===========

(c) Premiums received on written options:

                                                # of
Type                                       Contracts  Premium      Value
------------------------------------------------------------------------
Put - CME Eurodollar December Futures
   Strike @ 93.00 Exp. 12/18/2000                116   $   87    $     3

Put - CME Eurodollar March Futures
   Strike @ 92.75 Exp. 03/19/2001                 79      32           3

Call - CME Eurodollar March Futures
   Strike @ 93.25 Exp. 03/19/2001                109      34          79

Put - CME Eurodollar March Futures
   Strike @ 92.25 Exp. 03/19/2001                 30      18           0

Put - CME Eurodollar March Futures
   Strike @ 93.25 Exp. 03/19/2001                 35      35           7

Put - CME Eurodollar March Futures
   Strike @ 93.50 Exp. 03/19/2001                 35      45          16

Call - TSE Government of Japan December Futures
   Strike @ 134.00 Exp. 11/30/2000                 3       6           7
                                                      ------------------
                                                      $  257   $     115
                                                      ==================

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Foreign forward currency contracts outstanding at September 30, 2000:

                        Principal
                        Amount                            Unrealized
                        Covered by      Settlement     Appreciation/
Type      Currency      Contract             Month    (Depreciation)
--------------------------------------------------------------------
Sell      EC             5,405            10/2000        $       144
Buy                     12,600            11/2000                235
Sell                    14,390            11/2000                (19)
Sell      N$               827            10/2000                  5
                                                         -----------
                                                         $       365
                                                         ===========

(f) Principal amount denoted in indicated currency:

       EC  -    Euro
       N$  -    New Zealand Dollar

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Swap agreements outstanding at September 30, 2000:

                                                           Unrealized
                                             Notional   Appreciation/
Type                                           Amount  (Depreciation)
---------------------------------------------------------------------
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.669%.

Broker: Goldman Sachs
Exp. 05/18/2007                    JY          5,000     $          0

Receive floating rate based on 6-month EURO-LIBOR and pay fixed rate equal to 6.175%.

Broker: Goldman Sachs
Exp. 05/22/2030                    EC          1,300              (13)

Receive floating rate based on 6-month EURO-LIBOR minus 0.54% and pay a fixed rate equal to 6.250%.

Broker: J.P. Morgan
Exp. 01/04/2024                                  370                5

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 5.700%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/28/2001                    $             100               (5)

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 6.150%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                  200              (11)

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 5.950%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                                  200              (10)

Receive fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                5,000                0
                                                         ------------
                                                         $        (34)
                                                         ============

(j) Subject to financing transaction.

98 PIMCO Funds See accompanying notes

Schedule of Investments

Low Duration Fund
September 30, 2000 (Unaudited)
                                            Principal
                                               Amount         Value
                                               (000s)        (000s)
-------------------------------------------------------------------
   CORPORATE BONDS & NOTES 59.3%
-------------------------------------------------------------------

Banking & Finance 34.9%
American General Finance
     6.880% due 12/14/2001                 $   25,000   $    25,021
Aristar, Inc.
     7.380% due 09/01/2004                     19,000        18,984
Associates Corp. of North America
     6.700% due 05/29/2001                        400           400
     6.780% due 08/27/2001 (d)                  1,000         1,003
     6.880% due 06/20/2002                     20,000        19,896
     6.950% due 08/01/2002                      1,000         1,003
AT&T Capital Corp.
     7.500% due 11/15/2000                      6,200         6,205
     7.010% due 04/23/2002 (d)                 10,000        10,028
Banc One Corp.
     7.250% due 08/01/2002                        500           503
Banco Latinoamericano SA
     6.750% due 03/01/2001                      1,300         1,298
Banco Nacional de Comercio Exterior
     7.250% due 02/02/2004                      1,800         1,742
Bank of America Corp.
     7.200% due 09/15/2002                        100           101
     7.880% due 12/01/2002                        100           102
     6.630% due 06/15/2004                      1,000           991
Bear Stearns Co., Inc.
     6.170% due 06/28/2001 (d)                  2,000         2,010
     7.010% due 12/16/2002 (d)                 21,000        21,024
     6.130% due 02/01/2003                      3,000         2,941
     7.130% due 03/28/2003 (d)                  8,600         8,600
     6.200% due 03/30/2003                      9,700         9,513
     7.100% due 06/01/2004 (d)                  3,000         3,021
Beaver Valley Funding Corp.
     8.250% due 06/01/2003                      3,311         3,280
Beneficial Corp.
     6.770% due 01/09/2002 (d)                 10,000        10,048
     6.650% due 09/12/2002                      5,000         4,965
     6.580% due 12/16/2002                      5,440         5,385
Bombardier Capital, Inc.
     6.000% due 01/15/2002                     10,000         9,840
     7.500% due 08/15/2004                      1,000         1,007
Capital One Bank
     6.280% due 02/20/2001                      6,500         6,474
     7.000% due 04/30/2001                        300           300
     7.610% due 06/23/2003 (d)                    100           100
Case Credit Corp.
     5.910% due 02/19/2001                      4,000         3,982
     5.850% due 02/20/2001 (d)                 63,000        62,693
     5.930% due 02/26/2001                      5,000         4,976
     6.900% due 08/01/2001 (d)                  4,750         4,757
Caterpillar Financial Services Corp.
     6.930% due 11/04/2002 (d)                 25,000        25,017
     6.910% due 12/27/2002 (d)                 25,000        24,990
     6.880% due 08/01/2004                      2,000         1,980
Chase Manhattan Corp.
     6.530% due 10/13/2000 (d)                  7,500         7,500
     5.500% due 02/15/2001                      1,000           995
Chrysler Financial Co. LLC
     5.850% due 01/26/2001                      5,000         4,987
     6.760% due 08/08/2002 (d)                  8,000         8,011
CIT Group, Inc.
     6.200% due 10/20/2000                     17,300        17,296
     6.810% due 09/13/2002 (d)                 19,400        19,400
Credit Asset Receivable
     6.270% due 10/31/2003                     34,267        33,813
Export-Import Bank Korea
     6.500% due 02/10/2002                      7,500         7,399
     6.500% due 11/15/2006                      6,700         6,525
     7.100% due 03/15/2007                      6,700         6,657
Finova Capital Corp.
     6.270% due 09/29/2000                      2,700         2,700
     6.910% due 06/18/2003 (d)                  6,000         5,250
First Union Corp.
   7.550% due 08/18/2005                       42,800        43,353
Ford Motor Credit Corp.
   6.810% due 03/19/2002 (d)                   18,857        18,938
   6.990% due 07/16/2002 (d)                      100           100
   6.520% due 08/12/2002                       13,000        12,905
   6.000% due 01/14/2003                       15,000        14,677
   6.850% due 03/17/2003 (d)                    3,000         2,996
   6.130% due 04/28/2003                       14,000        13,698
   6.960% due 04/26/2004 (d)                   19,000        18,974
General Motors Acceptance Corp.
   7.130% due 05/01/2001                       15,000        15,022
   6.680% due 09/19/2001 (d)                    5,000         5,009
   6.760% due 12/10/2001 (d)                    7,400         7,401
   6.840% due 04/29/2002 (d)                    2,000         2,006
   6.880% due 11/12/2002 (d)                   63,520        63,596
   6.780% due 11/12/2002 (d)                   17,400        17,397
   5.880% due 01/22/2003                          500           489
   7.400% due 07/20/2003 (d)                   14,366        14,353
   7.020% due 04/05/2004 (d)                      700           699
   6.850% due 06/17/2004                        1,000           991
Gold Eagle Capital Ltd.
   9.000% due 04/15/2001                       20,000        19,976
Goldman Sachs Group
   6.200% due 12/15/2000                        1,000           998
   7.630% due 08/17/2005                       20,800        21,237
Great Western Financial
   8.600% due 02/01/2002                        4,000         4,068
Heller Financial, Inc.
   6.970% due 04/28/2003 (d)                   20,000        19,914
Hitachi Credit America
   6.100% due 04/24/2001                       25,000        24,891
Household Finance Corp.
   6.490% due 04/09/2001                       20,000        19,972
   7.630% due 01/15/2003                       10,849        10,987
   6.130% due 02/27/2003                        1,500         1,463
   6.920% due 06/24/2003 (d)                    1,500         1,501
   6.130% due 07/15/2012                       10,000         9,859
Industrial Bank of Korea
   8.380% due 09/30/2002                        5,000         5,030
Key Bank NA
   6.050% due 04/24/2003                       12,900        12,571
Korea Development Bank
   7.130% due 09/17/2001                       28,963        28,923
   7.900% due 02/01/2002                        6,100         6,115
   7.630% due 10/01/2002                       19,500        19,516
   6.500% due 11/15/2002                        5,898         5,775
   8.290% due 06/16/2003 (d)                    3,500         3,430
   6.630% due 11/21/2003                       20,300        19,766
   7.130% due 04/22/2004                       11,800        11,581
   7.380% due 09/17/2004                        1,200         1,183
Lehman Brothers Holdings, Inc.
   6.630% due 11/15/2000                          825           825
   7.680% due 04/02/2002 (d)                    2,000         2,018
   6.380% due 05/07/2002                       28,345        28,133
   7.410% due 05/07/2002 (d)                    5,000         5,031
   6.610% due 07/08/2002 (d)                    1,500         1,501
   7.210% due 12/12/2002 (d)                    1,500         1,507
   7.170% due 04/04/2003 (d)                    7,900         7,902
   7.000% due 05/15/2003                        3,600         3,590
Marsh & McLennan Co., Inc.
   6.630% due 06/15/2004                        1,000           984
MBNA America Bank NA
   6.000% due 12/26/2000                        5,000         4,992
   6.880% due 07/15/2004                        1,900         1,862
Merrill Lynch & Co.
   6.230% due 09/30/2000 (d)                    8,558         8,558
   6.000% due 01/15/2001 (d)                    1,336         1,332
   7.280% due 11/26/2001 (d)                  115,000       115,671
   6.830% due 01/15/2002 (d)                    5,000         4,998
   7.090% due 02/08/2002 (d)                   25,000        25,090
   6.920% due 02/04/2003 (d)                   23,000        22,988
   6.130% due 04/07/2003                        7,770         7,640

                           2000 Semi-Annual Report See accompanying notes     99

Low Duration Fund
September 30, 2000 (Unaudited)
                                            Principal
                                               Amount         Value
                                               (000s)        (000s)
-------------------------------------------------------------------
Metropolitan Life Insurance Co.
     6.300% due 11/01/2003                 $   17,850  $     17,450
Mexico Credit Link
    11.380% due 02/22/2002 (d)                  5,000         5,214
Morgan Stanley, Dean Witter,
  Discover and Co.
     6.850% due 03/11/2003 (d)                  5,000         4,993
Nacional Financiera
     8.570% due 05/08/2003 (d)                  2,000         2,011
Pemex Finance Ltd.
     6.130% due 11/15/2003                     13,000        12,770
PNC Bank Corp.
     6.720% due 01/24/2002 (d)                 20,000        20,013
Popular North American, Inc.
     6.880% due 06/15/2001                      5,000         5,003
     7.380% due 09/15/2001                     20,000        20,096
Popular, Inc.
     6.200% due 04/30/2001                      1,000           997
Prudential Funding Corp.
     6.420% due 10/02/2000 (d)                  5,000         5,001
Rothmans Holdings
     6.500% due 05/06/2003                     14,000        13,588
Salomon, Inc.
     7.500% due 02/01/2003                      3,000         3,038
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002 (d)                  1,088         1,075
     6.860% due 05/14/2002 (d)                 25,150        25,149
     7.020% due 07/23/2002 (d)                  5,100         5,092
Security Pacific Corp.
    11.500% due 11/15/2000                      3,850         3,868
Seismic Ltd.
    11.270% due 01/01/2002 (d)                 10,000        10,000
Shopping Center Associates
     6.750% due 01/15/2004                     11,725        11,469
Spieker Properties
     6.650% due 12/15/2000                      5,070         5,062
     6.800% due 05/01/2004                      2,000         1,955
Toyota Motor Credit Corp.
     7.320% due 02/15/2002 (d)                 11,600        11,403
Transamerica Finance Corp.
     6.130% due 11/01/2001                      5,000         4,958
     5.920% due 03/29/2002                     52,050        51,351
Travelers Group, Inc.
     7.250% due 05/01/2001                      3,700         3,704
     7.300% due 05/15/2002                     15,000        15,082
Wachovia Corp.
     7.260% due 05/02/2005 (d)                  8,000         7,992
Wells Fargo & Co.
     6.630% due 07/15/2004                      1,000           991
     7.220% due 05/02/2005 (d)                 32,700        32,689
                                                        -----------
                                                          1,472,709
                                                        ===========
Industrials 14.5%
Abitibi-Consolidated, Inc.
     8.300% due 08/01/2005                     20,000        20,473
Allied Waste Industries, Inc.
     7.380% due 01/01/2004                      5,000         4,675
AMR Corp.
     9.910% due 03/01/2001                      2,500         2,525
     9.130% due 10/24/2001                      4,250         4,321
Atlas Air, Inc.
     8.010% due 01/02/2010                     10,817        10,517
Boise Cascade Co.
     9.850% due 06/15/2002                      3,000         3,065
Burlington North Santa Fe
     6.050% due 03/15/2031                      2,000         1,985
Caterpillar, Inc.
     9.750% due 06/01/2019                     13,766        14,415
Cemex SA
     8.630% due 07/18/2003                     10,000        10,125
Century Communications Corp.
     0.000% due 03/15/2003                      5,250         4,016
Coastal Corp.
     7.290% due 03/01/2002 (d)                 32,200        32,200
Columbia/HCA Healthcare
     6.130% due 12/15/2000                        200           199
     8.130% due 08/04/2003                      5,000         4,957
     6.630% due 07/15/2045                      7,000         6,823
Conoco, Inc.
     5.900% due 04/15/2004                      3,100         3,003
Cox Enterprises, Inc.
     6.630% due 06/14/2002                      3,000         2,969
     7.610% due 05/01/2033 (d)                  2,000         1,999
Crown Cork & Seal Co.
     7.130% due 09/01/2002                     33,000        31,313
Crown Cork & Seal Finance PLC
     6.750% due 12/15/2003                      7,000         6,373
DaimlerChrysler Holdings
     6.900% due 09/01/2004                      1,000           997
Delta Air Lines, Inc.
     9.800% due 12/16/2000                        250           251
     8.500% due 09/15/2001                        205           207
     6.650% due 03/15/2004                      2,925         2,775
Eastman Chemical Co.
     6.380% due 01/15/2004                        250           241
Electric Lightwave, Inc.
     6.050% due 05/15/2004                      3,000         2,922
EZ Communication, Inc.
     9.750% due 12/01/2005                      5,000         5,254
Federal-Mogul Corp.
     7.500% due 07/01/2004                     28,600        12,155
Ford Motor Co.
     9.000% due 09/15/2001                        500           507
Fred Meyer, Inc.
     7.150% due 03/01/2003                     13,500        13,411
Global Crossing Ltd.
     6.000% due 10/15/2013                      7,500         6,929
HMH Properties, Inc.
     7.880% due 08/01/2005                      5,000         4,738
IMEXSA Export Trust
   10.130% due 05/31/2003                       7,740         7,713
International Game Technology
     7.880% due 05/15/2004                        500           491
ISP Holdings, Inc.
     9.750% due 02/15/2002                      3,000         2,700
Kroger Co.
     6.340% due 06/01/2001                      5,000         4,982
Lockheed Martin Corp.
     6.850% due 05/15/2001                      7,300         7,274
Mallinckrodt, Inc.
     6.300% due 03/15/2011 (d)                    650           647
Nabisco, Inc.
     6.000% due 02/15/2001 (d)                 21,000        20,842
     6.700% due 06/15/2002                     21,100        20,657
Occidental Petroleum
     6.400% due 04/01/2003                     15,945        15,553
Park Place Entertainment Corp.
     7.950% due 08/01/2003                     15,955        15,975
Petroleos Mexicanos
     8.130% due 07/15/2005 (d)                 15,873        15,912
     9.380% due 12/02/2008                      5,500         5,665
Philip Morris Cos., Inc.
     9.000% due 01/01/2001                      7,000         7,017
     7.500% due 01/15/2002                        200           199
     7.250% due 01/15/2003                      4,050         4,003
     6.950% due 06/01/2006                     25,000        24,883
Philips Petroleum Co.
     8.500% due 05/25/2005                      2,000         2,114
R & B Falcon Corp.
     6.500% due 04/15/2003                     11,000        10,546
Rollins Truck Leasing Co.
     8.000% due 02/15/2003                      3,000         3,020
Starwood Hotels & Resorts
     6.750% due 11/15/2005                      2,000         1,881
Stone Container Corp.
   10.750% due 10/01/2002                      11,080        11,288
Supervalu, Inc.
     9.750% due 06/15/2004                     10,500        11,068

100    PIMCO Funds See accompanying notes

                                            Principal
                                               Amount         Value
                                               (000s)        (000s)
-------------------------------------------------------------------
TCI Communications, Inc.
   7.360% due 03/11/2003 (d)               $    3,000    $    3,060
Tenet Healthcare Corp.
   7.880% due 01/15/2003                        5,300         5,287
   8.630% due 12/01/2003                        9,700         9,774
Time Warner, Inc.
   7.980% due 08/15/2004                        1,200         1,234
TTX Co.
   7.820% due 07/21/2003                       61,000        62,077
Tyco International Group SA
   6.880% due 09/05/2002                       18,805        18,766
   6.250% due 06/15/2003                        5,100         4,964
Union Oil Co. of California
   9.100% due 08/15/2001                        3,350         3,407
Waste Management, Inc.
   6.500% due 05/14/2004                       45,000        42,423
Whitman Corp.
   6.000% due 05/01/2004                        6,500         6,299
Williams Communications Group, Inc.
   7.180% due 11/15/2001 (d)                    6,200         6,204
Yorkshire Power
   6.150% due 02/25/2003                       40,000        38,494
                                                         ----------
                                                            612,759
                                                         ==========
Utilities 9.9%
Arizona Public Service
   5.880% due 02/15/2004                        3,600         3,439
Arkansas Power & Light
   6.000% due 10/01/2003                          450           432
AT&T Corp.
   5.630% due 03/15/2004                          415           397
Calpine Corp.
   9.250% due 02/01/2004                        2,960         2,964
   7.630% due 04/15/2006                        2,900         2,828
Cinergy Corp.
   6.130% due 04/15/2004                       13,000        12,317
Cleveland Electric Illuminating Co.
   8.550% due 11/15/2001                        2,075         2,106
   7.850% due 07/30/2002                        3,500         3,536
   9.500% due 05/15/2005                        2,000         2,048
CMS Energy
   8.130% due 05/15/2002                        5,000         4,966
   7.630% due 11/15/2004                       15,400        14,750
   8.000% due 07/01/2011                        5,000         4,957
Connecticut Light & Power Co.
   7.880% due 06/01/2001                          500           502
   8.590% due 06/05/2003                       10,000         9,869
Deutsche Telekom AG
   7.750% due 06/15/2005                        5,000         5,123
DTE Capital Corp.
   8.350% due 11/15/2038 (d)                    1,000           978
Entergy Louisiana, Inc.
   8.500% due 06/01/2003                        4,000         4,112
Entergy Mississippi
   7.750% due 02/15/2003                       35,000        35,346
GTE Corp.
   8.880% due 01/15/2006                       45,170        46,640
   6.130% due 04/15/2012                        4,300         4,249
Hughes Electric
   7.560% due 10/23/2000 (d)                   28,500        28,509
Illinois Power Co.
   6.250% due 07/15/2002                       10,000         9,862
   6.000% due 09/15/2003                       12,500        12,177
Louisiana Power & Light Co.
   7.740% due 07/01/2002                        3,308         3,308
Niagara Mohawk Power
   7.000% due 10/01/2000                       20,717        20,717
   7.130% due 07/01/2001                        1,512         1,513
   7.250% due 10/01/2002                       16,634        16,563
North Atlantic Energy
   9.050% due 06/01/2002                        2,678         2,705
Occidental Petroleum
   6.240% due 11/24/2000                        5,000         4,987
Ohio Edison Co.
     8.630% due 09/15/2003                      5,000         5,211
Public Service Enterprise Group, Inc.
     7.040% due 11/22/2000 (d)                 10,000         9,999
Qwest Capital Funding, Inc.
     6.130% due 07/15/2002                      5,250         5,169
Qwest Corp.
     7.630% due 06/09/2003                     25,000        25,320
Reliant Energy, Inc.
     6.380% due 11/01/2003                      2,000         1,960
Southwestern Bell Communication Capital
Corp.
     6.130% due 03/12/2001                      2,000         1,993
Sprint Corp.
     9.500% due 04/01/2003                      5,800         6,087
Texas Utilities Co.
     5.940% due 10/15/2001                     13,155        12,982
     9.700% due 02/28/2003                      4,695         4,991
     6.750% due 03/01/2003                        925           919
     6.750% due 04/01/2003                      3,875         3,849
     6.880% due 08/01/2005                      2,000         1,964
Toledo Edison Co.
     8.180% due 07/30/2002                      2,500         2,542
U.S. West Communications, Inc.
     5.650% due 11/01/2004                      9,250         8,705
United Illuminating Co.
     6.000% due 12/15/2003                     13,000        12,550
Western Massachusetts Electric
     7.750% due 12/01/2002                      4,847         4,849
Western Resources, Inc.
     6.250% due 08/15/2003                      5,450         4,898
WorldCom, Inc.
     6.130% due 08/15/2001                     45,000        44,726
                                                         ----------
                                                            420,614
                                                         ----------
Total Corporate Bonds & Notes                             2,506,082
(Cost $2,526,932)                                        ==========

-------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 0.8%
-------------------------------------------------------------------
Federal Home Loan Bank
     6.240% due 08/24/2001                        210           209
     6.250% due 11/15/2002                        995           991
     6.000% due 03/26/2004                     10,000         9,774
Federal Home Loan Mortgage Corp.
     5.750% due 06/15/2001                        750           746
     6.000% due 07/20/2001                        970           966
     6.250% due 10/15/2002                        750           746
     7.380% due 05/15/2003                      5,000         5,105
Federal National Mortgage Association
     5.630% due 03/15/2001                      3,174         3,160
     4.630% due 10/15/2001                        535           525
     6.500% due 09/05/2002                        600           597
     6.250% due 11/15/2002                        606           603
     7.130% due 01/15/2030                         28            29
Small Business Administration
     8.250% due 01/25/2013 (d)                    255           259
     8.250% due 02/25/2014 (d)                    796           848
Student Loan Marketing Assn.
     6.920% due 04/25/2006 (d)                  7,893         7,863
                                                         ----------
Total U.S. Government Agencies                               32,421
(Cost $32,139)                                           ==========

-------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 9.7%
-------------------------------------------------------------------
Treasury Inflation Protected Securities (i)
     3.630% due 07/15/2002 (b)(j)             155,181       155,132
     3.380% due 01/15/2007 (j)                 38,184        36,931
     3.630% due 01/15/2008 (j)                123,389       120,575
     3.880% due 01/15/2009                     98,818        98,015
U.S. Treasury Bonds
     5.500% due 08/15/2028                        100            93
U.S. Treasury Strips
     0.000% due 02/15/2019                        200            66
                                                         ----------
Total U.S. Treasury Obligations                             410,812
(Cost $410,218)                                          ==========


                           2000 Semi-Annual Report See accompanying notes    101

Low Duration Fund
September 30, 2000 (Unaudited)
                                            Principal
                                               Amount         Value
                                               (000s)        (000s)
-------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 41.8%
-------------------------------------------------------------------
Collateralized Mortgage Obligations 15.4%
Amortizing Residential Collateral Trust
        6.880% due 09/25/2003 (d)          $   16,690   $    16,690
Bayview Financial Revolving Mortgage
        7.920% due 08/25/2029 (d)               6,900         6,785
Cendant Mortgage Corp.
        6.500% due 01/18/2016                     513           505
Chase Commercial Mortgage Securities Corp.
        7.600% due 12/18/2005                     156           159
Chase Mortgage Finance Corp.
       10.000% due 11/25/2009                      87            87
        6.500% due 06/25/2013                   6,229         6,161
        6.320% due 04/25/2025 (d)               3,116         3,147
        6.750% due 06/25/2028                  11,250        10,810
        6.350% due 07/25/2029                   4,717         4,670
CMC Securities Corp. IV
        7.250% due 10/25/2027                  12,141        12,035
Collateralized Mortgage Obligation Trust
        6.750% due 01/20/2003 (d)                   4             4
Commercial Trust
        6.670% due 12/15/2003                   3,799         3,575
Countrywide Funding Corp.
        6.250% due 01/25/2035 (d)               2,810         2,786
Countrywide Home Loans
        6.250% due 07/25/2009                     467           464
        6.900% due 12/25/2027                  18,168        17,481
Criimi Mae Financial Corp.
        7.000% due 01/01/2033                   8,469         8,358
CS First Boston Mortgage Securities Corp.
        6.400% due 01/17/2035                     132           131
Dime Savings
        7.060% due 11/01/2018 (d)               1,340         1,210
DLJ Mortgage Acceptance Corp.
       11.000% due 08/01/2019                     697           758
        8.670% due 05/25/2024 (d)               1,056         1,079
        7.190% due 06/25/2026 (d)               9,473         9,369
        6.850% due 12/17/2027                     165           165
Enterprise Mortgage Acceptance Co.
        6.110% due 01/15/2025                     106           105
Federal Home Loan Mortgage Corp.
        6.000% due 07/15/2006                   1,585         1,574
        6.500% due 08/15/2006                   2,211         2,199
        9.500% due 03/01/2010                      23            24
        6.500% due 08/15/2011                  18,088        17,773
       12.500% due 09/30/2013                     544           580
        9.500% due 08/01/2016                       6             6
       10.000% due 11/01/2016                      18            19
        9.500% due 06/01/2019                      19            20
       10.000% due 07/15/2019                     232           244
        9.000% due 11/15/2019                     485           489
       10.000% due 05/15/2020                     166           174
        9.500% due 07/01/2020                       9             9
        9.500% due 08/01/2020                      28            29
        7.500% due 12/15/2020                     957           960
        9.000% due 12/15/2020                   2,821         2,906
        9.500% due 01/15/2021                     959           996
        8.000% due 04/15/2021                   1,146         1,168
        9.000% due 05/15/2021                     193           198
        9.500% due 09/01/2021                      33            34
        7.500% due 01/20/2024                   4,574         4,582
Federal National Mortgage Association
        8.950% due 05/25/2003                      21            22
        9.400% due 07/25/2003                      43            44
        9.000% due 07/25/2003                     176           177
        6.880% due 06/25/2009                   1,294         1,288
        7.000% due 09/25/2016                  10,368        10,314
        8.750% due 05/25/2019                      21            21
        9.500% due 03/25/2020                   3,671         4,000
        9.500% due 05/25/2020                   1,278         1,329
        9.000% due 03/25/2021                   3,151         3,243
        9.000% due 04/25/2021                     107           111
        8.000% due 03/25/2022                      29            29
        5.000% due 01/25/2024                      54            53
        8.500% due 04/01/2025                   2,854         2,934
        6.890% due 02/01/2028 (d)               5,771         5,934
General Electric Capital Mortgage
   Services, Inc.
        6.750% due 12/25/2012                   2,629         2,610
        6.500% due 02/25/2024                       1             1
German American Capital Corp.
        7.000% due 08/12/2010                   6,800         6,685
Glendale Federal Savings & Loan
        7.940% due 03/25/2030 (d)                 949           941
Greenwich
        9.480% due 11/25/2024 (d)                 151           151
Impac Secured Assets CMN Owner Trust
        8.000% due 07/25/2030                 113,595       114,056
Independent National Mortgage Corp.
        9.140% due 11/25/2024 (d)                  48            48
J.P. Morgan Commercial Mortgage Finance Corp.
        7.070% due 09/15/2029                     185           185
        6.370% due 01/15/2030                     116           114
LB Commercial Conduit Mortgage Trust
        6.330% due 11/18/2004                     119           118
Mellon Residential Funding Corp.
        6.400% due 06/25/2028                   2,661         2,589
        6.580% due 07/25/2029 (d)              17,411        17,193
Morgan Stanley Capital
        7.230% due 01/16/2006                     230           232
        7.460% due 02/15/2020                   8,100         8,234
        6.860% due 08/15/2023                     121           120
        6.220% due 06/01/2030                     209           205
Mortgage Capital Funding, Inc.
        6.330% due 10/18/2007                  21,345        20,895
Nomura Asset Securities Corp.
        6.630% due 01/25/2009                     463           460
Norwest Asset Securities Corp.
        6.500% due 04/25/2028                   1,415         1,374
        6.500% due 01/25/2029                   6,000         5,623
PNC Mortgage Securities Corp.
        6.500% due 02/25/2028                   5,847         5,808
        6.750% due 05/25/2028                   4,777         4,723
        7.750% due 07/25/2030                  60,352        60,239
Prudential Bache
        6.710% due 09/01/2018 (d)                  22            21
        8.400% due 03/20/2021                   3,319         3,400
Prudential Home Mortgage Securities
        7.500% due 09/25/2007                     824           829
        7.000% due 01/25/2008                  10,000         9,932
        6.750% due 11/25/2008                   4,941         4,790
        7.000% due 06/25/2023                   3,014         2,992
        6.050% due 04/25/2024                     113           112
        6.000% due 05/25/2024                       1             1
Resecuritization Mortgage Trust
        6.870% due 04/26/2021 (d)               9,452         9,263
Residential Accredit Loans, Inc.
        6.500% due 02/25/2029                  24,140        23,197
        7.000% due 07/25/2029                     541           533
Residential Asset Securitization Trust
        6.500% due 09/25/2014                     441           427
Residential Funding Mortgage Securities, Inc.
        6.500% due 06/25/2008                     176           176
        6.500% due 04/25/2009                      22            22
        5.880% due 07/01/2019 (d)                 752           717
        7.500% due 08/25/2023                     497           498
        7.100% due 07/25/2027                   4,220         4,200
        7.000% due 10/25/2027                  10,000         9,451
        7.250% due 10/25/2027                  17,582        17,526
        6.250% due 11/25/2028                   6,000         5,432
Resolution Trust Corp.
        8.630% due 10/25/2021                  10,337        10,297
        5.970% due 10/25/2021                     435           412
        6.940% due 10/25/2021 (d)                  68            67
        6.900% due 02/25/2027                   3,338         3,077
        9.000% due 09/25/2028                     134           135
        7.350% due 10/25/2028 (d)                  87            86


102    PIMCO Funds See accompanying notes

                                            Principal
                                               Amount        Value
                                               (000s)        (000s)
-------------------------------------------------------------------
Ryland Mortgage Securities Corp.
     7.040% due 11/25/2021                  $     664     $     654
Salomon Brothers Mortgage Securities
    11.500% due 09/01/2015                        368           370
     7.160% due 12/25/2017 (d)                  1,525         1,532
     9.060% due 03/25/2024 (d)                    995         1,002
Shearson Lehman
     9.600% due 03/25/2021                        280           279
Structured Asset Mortgage Investments, Inc.
     6.910% due 06/25/2028 (d)                  6,413         6,241
     9.040% due 06/25/2029 (d)                  8,097         8,340
     6.580% due 06/25/2029 (d)                 29,963        28,724
     6.750% due 05/02/2030                      4,141         4,024
Structured Asset Securities Corp.
     6.750% due 07/25/2029                     15,441        15,228
     7.750% due 07/25/2030                     29,087        29,331
TMA Mortgage Funding Trust
     7.000% due 01/25/2029 (d)                 10,131        10,131
Torrens Trust
     6.880% due 07/15/2031 (d)                  6,706         6,706
Union Planters Mortgage Finance Corp.
     6.450% due 01/25/2028                      6,000         5,909
                                                          ---------
                                                            648,685
                                                          =========
Federal Home Loan Mortgage Corporation 1.3%
     5.750% due 01/15/2008                      4,521         4,471
     6.000% due 09/01/2006-03/01/2011 (h)       9,602         9,318
     6.500% due 02/01/2005-10/01/2028 (h)       1,160         1,150
     6.750% due 06/15/2019                      4,062         4,047
     6.870% due 10/01/2027 (d)                  1,086         1,067
     7.000% due 01/01/2017 (d)                     39            39
     7.380% due 11/01/2022 (d)                  1,609         1,643
     7.390% due 10/01/2023 (d)                  1,008         1,029
     7.430% due 11/01/2023 (d)                    578           590
     7.500% due 09/01/2006-01/01/2024 (d)(h)    2,121         2,160
     7.550% due 02/01/2020 (d)                  2,164         2,189
     7.840% due 03/01/2024 (d)                     74            77
     7.890% due 01/01/2024 (d)                    809           833
     7.910% due 06/01/2024 (d)                    640           657
     8.000% due 07/01/2006-12/01/2024 (h)       5,081         5,177
     8.240% due 09/01/2023 (d)                    257           263
     8.250% due 10/01/2007-11/01/2007 (h)          25            25
     8.420% due 12/01/2022 (d)                    639           656
     8.500% due 07/01/2001-11/01/2025 (h)      12,535        12,912
     8.510% due 07/01/2018 (d)                    252           258
     8.750% due 02/01/2001-04/01/2002 (h)          20            20
     9.000% due 05/01/2002-08/01/2022 (h)       3,026         3,136
     9.250% due 07/01/2001                          2             2
     9.500% due 03/01/2001-02/01/2025 (h)         247           253
     9.750% due 03/01/2001-11/01/2008 (h)         618           634
    10.000% due 04/01/2001-10/01/2019 (h)          76            80
    10.500% due 10/01/2000-02/01/2016 (h)          31            32
    10.750% due 09/01/2009-08/01/2011 (h)         314           338
    11.500% due 10/01/2015-01/01/2016 (h)          43            48
    11.750% due 11/01/2010-08/01/2015 (h)          12            14
    12.000% due 09/01/2013                          2             2
    14.000% due 09/01/2012-04/01/2016 (h)          11            11
    14.500% due 12/01/2010                          3             3
    15.000% due 08/01/2011-12/01/2011 (h)           3             4
    15.500% due 11/01/2011                          0             0
    16.000% due 04/01/2012                          0             0
                                                          ---------
                                                             53,138
                                                          =========
Federal Housing Administration 1.0%
     6.950% due 04/01/2014                      2,084         1,915
     7.400% due 02/01/2019                         93            91
     7.420% due 11/01/2019                        525           515
     7.430% due 10/01/2019-07/01/2024 (h)      41,082        40,942
                                                          ---------
                                                             43,463
                                                          =========
Federal National Mortgage Association 5.8%
     6.000% due 05/01/2011-12/25/2020 (h)         189           185
     6.320% due 08/01/2029                     19,176        18,204
     6.450% due 04/01/2018 (d)                  6,233         6,102
     6.500% due 06/01/2008                         14            13
     6.780% due 01/01/2021 (d)                    400           396
     7.000% due 04/01/2002-05/01/2012 (h)         305           304
     7.140% due 11/01/2018 (d)                    156           157
     7.230% due 04/25/2022 (d)                    187           189
     7.260% due 07/01/2017 (d)                    490           496
     7.270% due 11/01/2017 (d)                    302           303
     7.800% due 01/01/2024 (d)                  2,100         2,158
     7.850% due 01/01/2024 (d)                     28            29
     7.910% due 04/01/2024 (d)                  1,952         2,004
     8.000% due 03/01/2004-10/16/2030 (h)     148,062       150,005
     8.290% due 10/01/2024 (d)                  3,580         3,700
     8.500% due 03/01/2008-10/16/2030 (h)      51,528        52,785
     8.700% due 07/01/2023 (d)                  1,262         1,297
     9.000% due 01/01/2025                          4             4
     9.500% due 07/01/2024-11/01/2025 (h)       3,696         3,828
    10.000% due 02/01/2004-01/01/2025 (h)       1,142         1,194
    10.500% due 06/01/2005-12/01/2024 (h)         163           172
    11.000% due 11/01/2020                         45            49
    11.250% due 12/01/2010-10/01/2015 (h)         140           152
    11.500% due 12/01/2008-02/01/2020 (h)          64            71
    11.750% due 02/01/2016                         36            39
    12.000% due 01/01/2015-10/01/2015 (h)           6             6
    12.750% due 03/01/2014                         25            28
    13.000% due 07/01/2015                          8             9
    13.250% due 09/01/2011                         13            15
    13.500% due 04/01/2014                          3             4
    15.500% due 10/01/2012-12/01/2012 (h)          56            64
    15.750% due 12/01/2011                         25            29
    16.000% due 09/01/2012-12/01/2012 (h)          11            14
                                                          ---------
                                                            244,005
                                                          =========
Government National Mortgage Association 17.7%
     6.380% due 05/20/2027 (d)                  1,583         1,594
     6.500% due 05/15/2023-10/21/2029 (h)      84,534        81,421
     6.750% due 08/20/2022-07/20/2027 (d)(h)   75,246        75,919
     7.000% due 03/15/2011-10/23/2030 (h)      56,341        55,788
     7.130% due 10/20/2023-12/20/2027 (d)(h)   53,892        54,288
     7.380% due 04/20/2016-06/20/2027 (d)(h)   40,882        41,200
     7.500% due 02/15/2022-10/23/2030 (h)      90,147        90,416
     8.000% due 07/15/2004-10/23/2030 (h)     277,487       282,249
     8.500% due 04/15/2022-10/23/2030 (h)      62,938        64,684
     9.000% due 03/15/2017                         14            15
     9.500% due 10/15/2016-06/15/2025 (h)         123           129
     9.750% due 07/15/2013-10/15/2017 (h)         511           535
    10.000% due 10/15/2013-11/15/2025 (h)         129           137
    10.500% due 11/15/2019-02/15/2021 (h)          16            17
    11.000% due 09/15/2010                          8             9
    11.500% due 08/15/2018                         37            41
    11.750% due 08/15/2013-08/15/2015 (h)          56            61
    12.000% due 06/20/2015                          8             9
    12.250% due 01/15/2014                         36            40
    13.000% due 10/15/2013                          6             6
    13.500% due 05/15/2011-11/15/2012 (h)          22            27
    16.000% due 12/15/2011-04/15/2012 (h)          27            31
                                                          ---------
                                                            748,616
                                                          =========
Other Mortgage-Backed Securities 0.3%
First Boston Mortgage Securities Corp.
     8.300% due 08/20/2009                          3             3
Glendale Federal Savings & Loan
     11.000% due 03/01/2010                        16            16
Home Savings of America
     6.100% due 05/25/2027 (d)                  1,177         1,147
Imperial Savings & Loan
     8.850% due 07/25/2017 (d)                     31            30
     9.900% due 02/25/2018                        383           379
Resolution Trust Corp.
     6.700% due 05/25/2019 (d)                  3,312         3,302
     6.860% due 08/25/2019 (d)                  2,788         2,789
     10.300% due 08/25/2021 (d)                   402           400
     6.050% due 10/25/2028 (d)                  1,797         1,851
     7.200% due 05/25/2029 (d)                  2,127         2,125
Salomon Brothers Mortgage Securities
     8.140% due 12/25/2017 (d)                    133           133
Sears Mortgage
     12.000% due 02/25/2014                        57            59
     7.430% due 10/25/2022 (d)                  1,770         1,790
                                                          ---------
                                                             14,024
                                                          =========

                           2000 Semi-Annual Report See accompanying notes    103

Low Duration Fund
September 30, 2000 (Unaudited)
                                            Principal
                                               Amount         Value
                                               (000s)        (000s)
-------------------------------------------------------------------
Stripped Mortgage-Backed Securities 0.3%
Federal Home Loan Mortgage Corp. (IO)
          6.000% due 02/15/2006             $     350     $       5
          9.980% due 07/15/2006                     7            37
         10.190% due 08/15/2006                     3            20
         11.940% due 12/15/2006                     8            55
          6.000% due 10/15/2007                   398            14
          6.000% due 02/15/2008                 1,555            57
          7.000% due 08/15/2018                 5,516           374
          7.000% due 04/15/2019                   327             4
          6.500% due 05/15/2019                 4,111           227
          6.500% due 06/15/2019                 1,849           117
         10.500% due 04/15/2021                    13           149
          6.500% due 04/15/2022                 2,582           273
          7.000% due 05/15/2023                   324            42
          4.000% due 01/15/2024                20,919         4,502
Federal National Mortgage Association (IO)
          7.270% due 09/25/2006                    32           176
          6.000% due 02/25/2008                 2,147            98
        256.000% due 11/01/2008                    22           107
          6.500% due 03/25/2009                 3,825           371
          0.100% due 03/25/2009 (d)            16,057           273
          6.500% due 03/25/2009                 1,362           140
          6.920% due 07/25/2017                 2,313         2,299
          7.500% due 03/25/2019                 2,029           148
          6.500% due 05/25/2019                 8,730           624
          6.500% due 04/25/2020                 6,447           360
          7.000% due 05/25/2021                 3,909           281
          8.600% due 02/25/2022                    19           272
          6.500% due 03/25/2023                 3,322           372
          4.880% due 03/25/2024 (d)             6,455           271
Federal National Mortgage Association (PO)
          0.000% due 09/25/2022                    26            22
Prudential Home Mortgage Securities (IO)
          0.300% due 04/25/2009 (d)            49,173           312
                                                          ---------
                                                             12,002
                                                          ---------
Total Mortgage-Backed Securities                          1,763,933
(Cost $1,770,729)                                         =========

-------------------------------------------------------------------
ASSET-BACKED SECURITIES 6.2%
-------------------------------------------------------------------
Advanta Mortgage Loan Trust
          7.760% due 05/25/2018                21,700        21,935
Allied Waste Industries, Inc.
          9.440% due 07/30/2006                11,364        11,026
          9.750% due 07/30/2007 (d)             1,818         1,764
          9.690% due 07/30/2007 (d)            11,819        11,468
Amresco Residential Securities
Mortgage Loan Trust
          6.810% due 07/25/2027 (d)                71            71
AT&T Universal Card Master Trust
          5.950% due 10/17/2002                 4,000         4,001
Bombardier Capital Mortgage
          6.610% due 09/15/2010                 8,587         8,544
Capital Asset Research Funding LP
          6.400% due 12/15/2004                    65            66
CIT Marine Trust
          5.800% due 04/15/2010                   200           196
Citicorp Mortgage Securities, Inc.
          6.750% due 05/25/2028                 6,266         5,909
CMC Securities Corp. IV
          7.250% due 11/25/2027                 8,724         8,593
Community Program Loan Trust
          4.500% due 10/01/2018                15,756        14,136
Compucredit Credit Card Trust
          6.850% due 03/15/2007 (d)            32,000        32,000
Duck Auto Grantor Trust
          5.650% due 03/15/2004                 6,067         5,998
Empire Funding Home Loan Owner Trust
          6.590% due 05/25/2014                 5,438         5,413
Federal-Mogul Corp.
          8.700% due 12/31/2005 (d)                14            12
GF Funding Corp.
          6.890% due 01/20/2006                20,503        20,372
Green Tree Financial Corp.
          6.550% due 02/15/2027                12,387        12,316
          7.400% due 06/15/2027                11,748        11,834
Green Tree Home Improvement Loan Trust
          6.320% due 08/15/2008                 6,753         6,748
IMC Home Equity Loan Trust
          6.840% due 10/20/2027 (d)             4,336         4,338
Irwin Home Equity
          7.460% due 09/15/2030                18,321        18,343
Merit Securities Corp.
          7.040% due 12/28/2033                22,674        22,578
MGM Grand Term Loan
          7.870% due 05/06/2001 (d)             8,865         8,844
New York City Tax Lien
          6.350% due 07/10/2007                 7,395         7,311
Oakwood Mortgage Investors, Inc.
          6.950% due 08/15/2027                 4,735         4,713
Option One Mortgage Loan Trust
          6.910% due 09/25/2030 (d)             5,978         5,978
Prudential Home Mortgage Securities
          7.000% due 08/25/2009                 4,000         3,994
Saxon Asset Securities Trust
          7.210% due 01/25/2019                   275           275
          6.850% due 05/25/2029 (d)             1,744         1,746
Stone Container Corp.
         10.190% due 10/01/2003                 2,363         2,371
                                                          ---------
Total Asset-Backed Securities                               262,893
(Cost $264,398)                                           =========

-------------------------------------------------------------------
SOVEREIGN ISSUES 2.0%
-------------------------------------------------------------------
Central Bank Philippines
          7.940% due 06/01/2008 (d)             2,993         2,679
Hydro-Quebec
          9.000% due 03/07/2001                10,000        10,073
Nacional Financiera
         10.630% due 11/22/2001                 7,500         7,740
          8.570% due 05/08/2003 (d)             5,000         5,078
Province of Quebec
          6.380% due 10/25/2001 (d)               250           249
Republic of Brazil
          7.380% due 04/15/2006                 2,325         2,194
Republic of Argentina
         11.600% due 04/10/2005 (d)             1,400         1,302
Republic of Brazil
          7.880% due 01/01/2001 (d)             1,181         1,181
          7.380% due 04/15/2006 (d)             4,278         4,027
Republic of Philippines
          7.810% due 01/05/2005 (d)             1,800         1,699
          7.940% due 12/01/2009 (d)            15,352        13,356
United Mexican States
          5.820% due 06/28/2001                10,500        10,382
         10.500% due 04/07/2004 (d)            14,730        15,290
         10.020% due 04/07/2004 (d)             1,800         1,872
          9.780% due 04/07/2004 (d)             5,000         5,190
                                                          ---------
Total Sovereign Issues                                       82,312
(Cost $82,398)                                            =========

-------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.7%
-------------------------------------------------------------------
British Telecom PLC
          4.730% due 07/27/2001 (d)    EC      16,000        14,112
Korea Development Bank
          4.800% due 05/14/2001 (d)    DM         340           152
          2.700% due 08/16/2002        JY   2,000,000        19,045
Republic of Austria
          5.500% due 01/15/2010 (j)    EC       8,900         7,799
Republic of Colombia
          7.000% due 03/06/2002        IL  36,220,000        15,866
United Mexican States
          6.000% due 03/28/2002        JY     960,000         9,494
          8.750% due 05/30/2002        BP       3,000         4,493
                                                          ---------
Total Foreign Currency-Denominated
  Issues                                                     70,961
(Cost $74,194)                                            =========

104    PIMCO Funds See accompanying notes

                                            Principal
                                               Amount         Value
                                               (000s)        (000s)
-------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.0%
-------------------------------------------------------------------
Utilities 0.0%
Alliant Energy Resources, Inc.
          4.910% due 01/01/2000            $    2,000  $        121
                                                       ------------
Total Convertible Bonds & Notes                                 121
(Cost $136)                                            ============
-------------------------------------------------------------------
PREFERRED STOCK 1.9%
-------------------------------------------------------------------
                                               Shares
Home Ownership Funding
         13.331% due 12/31/2049                 3,000         2,291
Rhone-Poulenc SA
          8.125% due 12/31/2049                13,000           292
SI Financing Trust
          9.500% due 06/30/2026               806,600        20,316
TCI Communications, Inc.
          9.720% due 12/31/2036               224,700         5,842
          8.720% due 01/31/2045             1,170,100        29,253
         10.000% due 05/31/2045               800,300        20,258
                                                       ------------
Total Preferred Stock                                        78,252
(Cost $83,777)                                         ============

-------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 2.5%
-------------------------------------------------------------------
                                            Principal
                                               Amount
                                               (000s)
Commercial Paper 2.4%
Anz, Inc.
          6.480% due 11/07/2000            $      200           199
CDC
          6.570% due 11/29/2000                 3,000         2,967
Edison Midwest
          6.720% due 10/18/2000                 9,200         9,172
          6.750% due 11/01/2000                   850           845
General Electric Capital Corp.
          6.520% due 01/19/2001                22,500        22,060
Houston Industries
          6.770% due 10/18/2000                 5,000         4,985
Ingersoll-Rand Co.
          6.680% due 10/02/2000                 8,300         8,300
International Paper Co.
          6.720% due 11/07/2000                13,700        13,608
Motorola, Inc.
          6.480% due 12/26/2000                10,500        10,334
Nabisco, Inc.
          6.700% due 10/18/2000                 5,700         5,683
Pearson
          6.730% due 10/25/2000                 3,000         2,987
Sumitomo Bank
          6.700% due 10/18/2000                 6,600         6,580
Texas Utilities Co.
          6.700% due 10/18/2000                11,900        11,865
                                                       ------------
                                                             99,585
                                                       ============
Repurchase Agreements 0.1%
State Street Bank
          5.850% due 10/02/2000                 2,444         2,444
                                                       ------------
          (Dated 9/29/2000. Collateralized by
          Federal National Mortgage Association
          6.100% due 08/10/2001 valued at $2,495.
          Repurchase proceeds are $2,445.)

U.S. Treasury Bills (b) 0.0%
          5.930% due 02/01/2001                   140           137
                                                       ------------

Total Short-Term Instruments                                102,166
(Cost $102,173)                                        ============

Total Investments (a) 125.9%                           $  5,309,953
(Cost $5,347,094)


                                                              Value
                                                             (000s)
-------------------------------------------------------------------
Written Options (c) (0.0%)                                   (1,370)
(Premiums $3,819)

Other Assets and Liabilities (Net) (25.9%)               (1,091,075)
                                                       ------------

Net Assets 100.0%                                      $  4,217,508
                                                       ============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                         $     20,659

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                            (57,800)
                                                       ------------

Unrealized depreciation-net                            $    (37,141)
                                                       ============

(b) Securities with an aggregate market value of $7,997 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                 # of     Unrealized
Type                                        Contracts   Appreciation
--------------------------------------------------------------------
U.S. Treasury 10 Year Note (12/2000)               51   $          0
EuroBond 10 Year Note Written Put Options
(11/2000)                                       1,714            524
                                                        ------------
                                                        $        524
                                                        ============
(c) Premiums received on written options:

                                      # of
Type                             Contracts    Premium          Value
--------------------------------------------------------------------
Put - CME Eurodollar December
Futures
   Strike @ 93.00 Exp. 12/18/2000    1,875    $ 1,934    $        47

Put - CME Eurodollar March Futures
   Strike @ 92.75 Exp. 03/19/2001      594        254             22

Call - CME Eurodollar March Futures
   Strike @ 93.25 Exp. 03/19/2001    1,468        380          1,082

Put - CME Eurodollar March Futures
   Strike @ 92.25 Exp. 03/19/2001      781        468             10

Put - CME Eurodollar March Futures
   Strike @ 93.25 Exp. 03/19/2001      341        343             64

Put - CME Eurodollar March Futures
   Strike @ 93.50 Exp. 03/19/2001      341        440            145
                                            ------------------------
                                            $   3,819    $     1,370
                                            ========================

                           2000 Semi-Annual Report See accompanying notes    105

Low Duration Fund

September 30, 2000 (Unaudited)

---------------------------------------------------------------------------
(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Foreign forward currency contracts outstanding at September 30, 2000:

                            Principal
                               Amount                           Unrealized
                           Covered by        Settlement       Appreciation/
Type      Currency           Contract             Month      (Depreciation)
---------------------------------------------------------------------------
Sell            EC           (18,911)           10/2000      $       523
Buy                          124,700            11/2000            2,119
Sell            BP            (3,283)           10/2000              (65)
Sell            JY        (3,095,172)           10/2000              151
Buy                          581,184            10/2000               (1)
Sell                        (581,184)           11/2000               (0)
Buy             PZ            20,000            02/2001              (74)
                                                             -----------
                                                             $     2,653
                                                             ===========
(f) Principal amount denoted in indicated currency:

       BP - British Pound
       EC - Euro
       JY - Japanese Yen
       PZ - Polish Zloty

(g) Swap agreements outstanding at September 30, 2000:


                                                                Unrealized
                                                 Notional    Appreciation/
Type                                               Amount   (Depreciation)
--------------------------------------------------------------------------
Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 5.700%. In the event of default of Republic of Argentina Floating Rate
Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/28/2001                                  $  1,500       $      (69)

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 6.150%. In the event of default of Republic of Argentina Floating Rate
Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                     2,000             (107)

Receive fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due
06/15/2005.

Broker: Lehman Brothers
Exp. 07/11/2003                                    20,000                1

Receive fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due
06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                     5,000                0

Receive fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due
04/15/2003.

Broker: Warburg Dillon Read LLC
Exp. 01/14/2003                                    43,000                1

Receive floating rate based on 3-month Canadian
Bank Bill and pay a fixed rate equal to 6.302%.

Broker: Goldman Sachs
Exp. 07/13/2010                           C$       30,000             (193)
                                                                ----------
                                                                $     (367)
                                                                ==========

--------------------------------------------------------------------------
                                      Fixed
                                       Rate      Notional       Unrealized
Type                                    (%)        Amount     Appreciation
--------------------------------------------------------------------------
Receive the 10-year Swap Spread and pay a fixed spread. The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                      0.8675      $ 49,000         $    493

(h) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

(i) Principal amount of the security is adjusted for inflation.

(j) Subject to financing transaction.


106    PIMCO Funds See accompanying notes

Schedule of Investments

Low Duration Fund II
September 30, 2000 (Unaudited)
                                            Principal
                                               Amount         Value
                                               (000s)        (000s)
-------------------------------------------------------------------
CORPORATE BONDS & NOTES 48.4%
-------------------------------------------------------------------
Banking & Finance 42.0%
Associates Corp. of North America
     6.750% due 07/15/2001                 $   20,000   $    20,003
     5.750% due 11/01/2003                        400           388
Bear Stearns Co., Inc.
     7.010% due 12/16/2002 (d)                 10,000        10,011
Beneficial Corp.
     6.213% due 04/02/2002 (d)                  3,000         3,002
Chrysler Financial Co. LLC
     6.740% due 06/18/2003                     10,000         9,997
CIT Group, Inc.
     6.200% due 10/20/2000                      5,400         5,399
     7.375% due 03/15/2003                     18,000        18,146
Countrywide Home Loans
     6.850% due 06/15/2004                      1,000           990
Donaldson, Lufkin & Jenrette, Inc.
     7.250% due 07/18/2003 (d)                  4,700         4,712
First Union Corp.
     7.550% due 08/18/2005                     38,000        38,492
Ford Motor Credit Corp.
     6.993% due 07/16/2002 (d)                 13,000        13,028
     7.750% due 11/15/2002                      1,700         1,728
     5.750% due 02/23/2004                      1,000           955
     6.700% due 07/16/2004                        900           882
     7.173% due 07/18/2005 (d)                 12,300        12,321
General Electric Capital Corp.
     5.890% due 05/11/2001                        800           796
General Motors Acceptance Corp.
     7.125% due 05/01/2001                      4,000         4,006
     6.625% due 01/10/2002                      4,000         3,979
     5.875% due 01/22/2003                      4,000         3,908
     7.625% due 05/05/2003                      1,100         1,118
     6.861% due 08/18/2003 (d)                 15,150        15,113
     8.950% due 07/02/2009                     11,843        12,337
Goldman Sachs Group
     6.600% due 07/15/2002                      1,500         1,492
     6.963% due 01/17/2003 (d)                  4,000         4,005
Heller Financial, Inc.
     7.115% due 07/24/2002 (d)                 15,000        15,022
Hitachi Credit America
     6.100% due 04/24/2001                     20,000        19,913
Household Finance Corp.
     6.700% due 06/15/2002                      2,525         2,516
Lehman Brothers Holdings, Inc.
     7.190% due 04/02/2002 (d)                  9,400         9,484
     7.352% due 05/07/2002 (d)                  5,200         5,232
Metropolitan Life Insurance Co.
     6.300% due 11/01/2003                     10,000         9,776
Morgan Stanley, Dean Witter, Discover
and Co.
     6.970% due 08/07/2003 (d)                  2,400         2,402
Sears Roebuck Acceptance
     6.720% due 10/23/2002                     20,000        19,810
Wachovia Corp.
     7.261% due 05/02/2005 (d)                 10,000         9,990
Wells Fargo & Co.
     7.221% due 05/02/2005 (d)                  9,600         9,597
Westdeutsche Landesbank
     6.750% due 06/15/2005                      5,000         4,917
                                                        -----------
                                                            295,467
                                                        ===========
Industrials 5.4%
Cargill, Inc.
     6.871% due 01/14/2002 (d)                  5,000         5,004
Caterpillar, Inc.
     9.750% due 06/01/2019                      3,871         4,053
Philip Morris Cos., Inc.
     9.000% due 01/01/2001                      8,316         8,337
Premium Asset Trust
     7.029% due 09/08/2007                     20,000        19,950
Procter & Gamble Co.
     5.250% due 09/15/2003                        400           384
Times Mirror Co.
     6.650% due 10/15/2001                        200           199
                                                        -----------
                                                             37,927
                                                        ===========
Utilities 1.0%
AT&T Corp.
        5.125% due 04/01/2001                     900           892
DTE Capital Corp.
        6.170% due 06/15/2038                   5,000         4,887
Southern California Gas Co.
        5.670% due 01/18/2028                   1,000           966
                                                       ------------
                                                              6,745
                                                       ------------
Total Corporate Bonds & Notes                               340,139
(Cost $339,397)                                        ============

-------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 2.5%
-------------------------------------------------------------------
Federal Home Loan Bank
        5.625% due 03/19/2001 (b)              13,800        13,740
        5.135% due 09/22/2003                     400           384
Federal National Mortgage Association
        7.500% due 02/11/2002                     175           177
        5.700% due 01/22/2003                   1,500         1,473
        6.500% due 08/15/2004                     100           100
        6.625% due 09/15/2009                                 1,985
                                                       ------------
Total U.S. Government Agencies                               17,859
(Cost $17,839)                                         ============

-------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 1.1%
-------------------------------------------------------------------
Treasury Inflation Protected Securities (e)
        3.625% due 07/15/2002 (b)               4,634         4,632
        3.625% due 01/15/2008                   1,175         1,148
        3.875% due 01/15/2009                   2,000         1,983
                                                       ------------
Total U.S. Treasury Obligations                               7,763
(Cost $7,759)                                          ============

-------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 56.6%
-------------------------------------------------------------------
Collateralized Mortgage Obligations 20.7%
Citicorp Mortgage Securities, Inc.
        6.920% due 08/25/2027                       1             1
CMC Securities Corp.
        8.297% due 04/25/2025 (d)               1,543         1,562
Criimi Mae Financial Corp.
        7.000% due 01/01/2033                  10,928        10,784
DLJ Mortgage Acceptance Corp.
        8.618% due 05/25/2024 (d)                 533           545
Federal Home Loan Mortgage Corp.
       12.900% due 05/01/2014                     126           138
        9.250% due 10/25/2018                      65            68
        6.000% due 05/15/2022                   4,970         4,904
        6.500% due 08/15/2023                   7,495         7,428
        7.500% due 08/15/2028                   1,657         1,632
        7.500% due 09/01/2030                  10,000        10,002
        7.120% due 09/30/2030                  14,364        14,363
Federal National Mortgage Association
        6.150% due 09/25/2016                   3,036         3,004
        8.000% due 11/25/2023                   4,054         4,154
General Electric Capital Mortgage Services, Inc.
        6.750% due 12/25/2012                   2,629         2,610
Government National Mortgage Association
        7.130% due 09/20/2030 (d)              20,000        19,996
        1.000% due 09/20/2030 (d)               3,500         3,499
Nationslink Funding Corp.
        6.985% due 04/10/2007 (d)               1,038         1,039
        7.030% due 01/20/2008                     191           191
Norwest Asset Securities Corp.
        6.750% due 12/25/2027                   2,443         2,391
PNC Mortgage Securities Corp.
        7.750% due 07/25/2030                   8,283         8,268
Residential Funding Mortgage
Securities, Inc.
        7.500% due 10/25/2022                     757           750
Resolution Trust Corp.
        7.338% due 10/25/2028 (d)               2,798         2,759
Structured Asset Mortgage Investments, Inc.
        9.043% due 06/25/2029 (d)               8,696         8,957
        6.750% due 05/02/2030                   8,269         8,035

                           2000 Semi-Annual Report See accompanying notes    107

Low Duration Fund II

September 30, 2000 (Unaudited)
                                            Principal
                                               Amount         Value
                                               (000s)        (000s)
-------------------------------------------------------------------
Structured Asset Securities Corp.
        6.750% due 07/25/2029              $    4,910    $    4,850
        7.750% due 07/25/2030                  10,471        10,557
Union Planters Mortgage Finance Corp.
        6.600% due 01/25/2028                  13,000        12,791
                                                         ----------
                                                            145,278
                                                         ==========
Federal Home Loan Mortgage Corporation 0.3%
        6.500% due 06/01/2001-07/15/2017 (f)      635           630
        7.043% due 07/01/2023 (d)                 490           504
        8.000% due 07/01/2024                     290           296
        8.500% due 06/01/2009-06/01/2025 (f)      406           416
     10.500% due 09/01/2015                         9             9
                                                         ----------
                                                              1,855
                                                         ==========
Federal Housing Administration 3.6%
        7.200% due 05/01/2009                   1,716         1,732
        7.430% due 07/01/2024                  23,871        23,638
                                                         ----------
                                                             25,370
                                                         ==========
Federal National Mortgage Association 12.0%
        6.217% due 11/01/2027-09/01/2028 (d)(f) 2,603         2,552
        7.500% due 08/01/2029-09/01/2029 (f)    5,123         5,118
        7.661% due 01/01/2024 (d)                 831           846
        8.000% due 12/01/2099                  52,000        52,683
        8.500% due 12/01/2099                  22,000        22,536
     10.500% due 05/01/2012                       663           711
                                                         ----------
                                                             84,446
                                                         ==========
Government National Mortgage Association 19.6%
        6.375% due 04/20/2022-05/20/2027(d)(f) 12,765        12,861
        6.500% due 08/15/2023-12/15/2099(d)(f) 13,261        12,992
        6.750% due 07/20/2023 (d)               6,684         6,752
        7.000% due 03/15/2022-11/15/2023 (f)   17,524        17,331
        7.125% due 10/20/2025 (d)               8,639         8,700
        7.500% due 02/15/2022-12/15/2099 (f)    6,010         6,047
        8.000% due 03/15/2023-12/20/2099 (f)   46,457        47,163
        8.500% due 12/31/2099                  25,000        25,695
        9.000% due 07/20/2016-12/20/2017 (f)      442           459
                                                         ----------
                                                            138,000
                                                         ==========
Other Mortgage-Backed Securities 0.4%
American Southwest Financial Securities Corp.
        7.500% due 10/01/2018                     483           481
Guardian Savings & Loan Assn.
        7.775% due 07/25/2019 (d)                  50            49
Resolution Trust Corp.
        6.696% due 05/25/2019 (d)                 720           718
Ryland Acceptance Corp.
       14.000% due 11/25/2031                      67            70
Salomon Brothers Mortgage Securities
        8.401% due 11/25/2022 (d)                 812           817
Sears Mortgage
        7.431% due 10/25/2022 (d)                 738           746
                                                         ----------
                                                              2,881
                                                         ----------
Total Mortgage-Backed Securities                            397,830
(Cost $398,729)                                          ==========

-------------------------------------------------------------------
ASSET-BACKED SECURITIES 6.7%
-------------------------------------------------------------------
Bay View Auto Trust
        6.880% due 02/15/2003                   5,147         5,153
Countrywide Asset-Backed Certificates
        7.230% due 03/25/2031 (d)                  89            89
Countrywide Home Equity Loan Trust
        6.866% due 08/15/2025 (d)               7,741         7,747
Embarcadero Aircraft Securitization Trust
        7.100% due 08/15/2025 (d)               3,200         3,200
First Alliance Mortgage Loan Trust
        7.000% due 03/20/2031 (d)              12,297        12,304
Green Tree Financial Corp.
        6.750% due 07/15/2025                      82            82
Novastar Home Equity Loan
        6.900% due 01/25/2031 (d)               8,400         8,397
The Money Store Home Equity Trust
        6.490% due 10/15/2026                  10,000         9,956
                                                         ----------
Total Asset-Backed Securities                                46,928
(Cost $47,067)                                           ==========

-------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.0%
-------------------------------------------------------------------
Utilities 0.0%
Alliant Energy Resources, Inc.
     7.250% due 02/15/2030                     $  200    $       13
                                                         ----------
Total Convertible Bonds & Notes                                  13
(Cost $14)                                               ==========

-------------------------------------------------------------------
PREFERRED SECURITY 0.7%
-------------------------------------------------------------------
                                               Shares
DG Funding Trust
     9.030% due 12/29/2049                        510         5,113
                                                         ----------
Total Preferred Security                                      5,113
(Cost $5,100)                                            ==========

-------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 5.9%
-------------------------------------------------------------------
                                            Principal
                                               Amount
                                               (000s)
Commercial Paper 4.2%
Alcoa, Inc.
     6.450% due 12/21/2000                     $  800           789
Conagra, Inc.
     6.680% due 10/27/2000                      1,600         1,593
DaimlerChrysler Holdings
     6.500% due 12/13/2000                        400           395
Dominion Resources, Inc.
     6.710% due 10/18/2000                      1,700         1,695
Edison Mission Midwest Holdings
     6.750% due 11/01/2000                      1,400         1,392
Infinity Broadcasting Corp.
     6.710% due 11/15/2000                      8,500         8,430
Ingersoll-Rand Co.
     6.700% due 11/01/2000                      8,600         8,552
Sprint Capital Corp.
     6.700% due 10/25/2000                      4,500         4,483
     6.720% due 11/08/2000                      2,400         2,383
                                                         ----------
                                                             29,712
                                                         ==========
Repurchase Agreement 1.7%
State Street Bank
     5.850% due 10/02/2000                     12,108        12,108
     (Dated 9/29/2000. Collateralized by
     Federal Home Loan Bank
     7.025% due 03/06/2002 valued at $12,354.
     Repurchase proceeds are $12,114.)

                                                         ----------
Total Short-Term Instruments                                 41,820
(Cost $41,820)                                           ==========

Total Investments (a) 121.9%                             $  857,465
(Cost $857,725)

Written Options (c) (0.0%)                                      (83)
(Premiums $357)

Other Assets and Liabilities (Net) (21.9%)                 (154,145)
                                                         ----------

Net Assets 100.0%                                        $  703,237
                                                         ==========
108    PIMCO Funds See accompanying notes

-------------------------------------------------------------------
Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                             $  3,325

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                             (3,585)
                                                           --------

Unrealized depreciation-net                                $   (260)
                                                           ========
(b) Subject to financing transaction.

(c) Premiums received on written options:

                                                 # of
Type                                        Contracts       Premium        Value
--------------------------------------------------------------------------------
Put - CME Eurodollar December Futures
   Strike @ 93.00 Exp. 12/18/2000                 385       $   289        $  10

Put - CME Eurodollar March Futures
   Strike @ 92.75 Exp. 03/19/2001                  85            34            3

Call - CME Eurodollar March Futures
   Strike @ 93.25 Exp. 03/19/2001                  97            34           70
                                                            --------------------
                                                            $   357        $  83
                                                            ====================

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Principal amount of security is adjusted for inflation.

(f) Securities are grouped by coupon or range of coupons and represent a range of maturities.

                           2000 Semi-Annual Report See accompanying notes    109

Schedule of Investments

Low Duration Fund III
September 30, 2000 (Unaudited)
                                            Principal
                                               Amount         Value
                                               (000s)        (000s)
-------------------------------------------------------------------
CORPORATE BONDS & NOTES 63.2%
-------------------------------------------------------------------
Banking & Finance 16.6%
Bank of America Corp.
     8.125% due 02/01/2002                  $   1,000     $   1,014
CIT Group, Inc.
     6.810% due 09/13/2002 (d)                    400           400
General Motors Acceptance Corp.
     6.840% due 01/08/2002 (d)                  1,000         1,004
     7.090% due 07/21/2004 (d)                    200           200
Goldman Sachs Group
     6.200% due 12/15/2000                        500           499
     7.090% due 02/18/2002 (d)                    665           669
Korea Development Bank
     7.625% due 10/01/2002                      1,000         1,001
Salomon, Smith Barney Holdings
     6.900% due 05/14/2002 (d)                    325           325
Spieker Properties LP - REITS
     7.580% due 12/17/2001                      1,000         1,003
                                                          ---------
                                                              6,115
                                                          =========
Industrials 17.7%
Cargill, Inc.
     6.420% due 01/14/2002 (d)                  1,000         1,001
Coastal Corp.
     7.290% due 03/01/2002 (d)                  1,000         1,000
Cox Communications, Inc.
     7.000% due 08/15/2001                      1,500         1,492
TRW, Inc.
     6.450% due 06/15/2001                      1,000           993
Xerox Corp.
     7.115% due 10/23/2001 (d)                  2,000         2,006
                                                          ---------
                                                              6,492
                                                          =========
Utilities 28.9%
Arizona Public Service
     5.875% due 02/15/2004                      2,000         1,910
Commonwealth Edison
     6.720% due 06/15/2002 (d)                    500           500
Gulf States Utilities
     6.410% due 08/01/2001                      1,000           993
Niagara Mohawk Power
     7.125% due 07/01/2001                        756           756
North Atlantic Energy
     9.050% due 06/01/2002                      1,354         1,368
Philadelphia Electric
     6.500% due 05/01/2003                      1,500         1,477
Telekomunikacja Polska SA
     7.125% due 12/10/2003                      1,000           978
Triton Energy Ltd.
     8.750% due 04/15/2002                      1,000         1,033
WorldCom, Inc.
     6.125% due 08/15/2001                      1,600         1,590
                                                          ---------
                                                             10,605
                                                          ---------
Total Corporate Bonds & Notes                                23,212
(Cost $23,130)                                            =========

-------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 3.4%
-------------------------------------------------------------------
Treasury Inflation Protected Securities (h)
     3.625% due 07/15/2002 (b)                    216           215
     3.625% due 01/15/2008                        427           418
     3.875% due 01/15/2009                        631           626
                                                          ---------
Total U.S. Treasury Obligations                               1,259
(Cost $1,267)                                             =========

-------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 52.4%
-------------------------------------------------------------------
Collateralized Mortgage Obligations 16.2%
GMAC Commercial Mortgage Securities, Inc.
     6.570% due 09/15/2033                   $    924     $     908
Independent National Mortgage Corp.
     7.250% due 11/25/2010                      1,000         1,003
PNC Mortgage Securities Corp.
     7.750% due 08/25/2030                        585           584
Prudential Home Mortgage Securities
     7.500% due 08/25/2024                        945           935
Residential Funding Mortgage Securities, Inc.
     7.750% due 11/25/2026                      1,000         1,014
Structured Asset Securities Corp.
     6.750% due 07/25/2029                      1,544         1,525
                                                          ---------
                                                              5,969
                                                          =========
Federal Home Loan Mortgage Corporation 0.3%
     8.750% due 10/01/2001                        113           114
                                                          ---------
Federal National Mortgage Association 9.7%
     8.000% due 12/01/2099                      2,500         2,533
     8.500% due 12/01/2099                      1,000         1,024
                                                          ---------
                                                              3,557
                                                          =========
Government National Mortgage Association 26.2%
     6.500% due 12/15/2099                      1,000           963
     7.000% due 05/20/2030 (d)                  1,979         1,983
     7.375% due 06/20/2027 (d)                    610           614
     7.500% due 12/20/2099                        500           499
     8.000% due 12/15/2099-12/20/2099 (g)       3,900         3,957
     8.500% due 10/20/2026-06/20/2027 (g)       1,583         1,622
                                                          ---------
                                                              9,638
                                                          ---------
Total Mortgage-Backed Securities                             19,278
(Cost $19,325)                                            =========

-------------------------------------------------------------------
ASSET-BACKED SECURITIES 3.8%
-------------------------------------------------------------------
Circuit City Credit Master Trust
     6.848% due 02/15/2006 (d)                  1,000         1,003
Student Loan Marketing Assn.
     6.724% due 10/25/2005 (d)                    388           386
                                                          ---------
Total Asset-Backed Securities                                 1,389
(Cost $1,387)                                             =========

-------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 2.4%
-------------------------------------------------------------------
Commercial Paper 1.3%
Anz, Inc.
     6.500% due 11/28/2000                        300           297
General Electric Capital Corp.
     6.520% due 01/19/2001                        200           196
                                                          ---------
                                                                493
                                                          =========
Repurchase Agreement 1.1%
State Street Bank
     5.850% due 10/02/2000                        384           384
     (Dated 9/29/2000. Collateralized by
     Federal National Mortgage Association
     6.100% due 08/10/2001 valued at $397.
     Repurchase proceeds are $384.)

                                                          ---------
Total Short-Term Instruments                                    877
(Cost $877)                                               =========

Total Investments (a) 125.2%                              $  46,015
(Cost $45,986)

Written Options (c) (0.0%)                                       (7)
(Premiums $24)

Other Assets and Liabilities (Net) (25.2%)                   (9,260)
                                                          ---------

Net Assets 100.0%                                         $  36,748
                                                          =========

110    PIMCO Funds See accompanying notes

                                                              Principal
                                                                 Amount    Value
                                                                 (000s)   (000s)
--------------------------------------------------------------------------------
Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost.                                                     $  175

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                           (146)
                                                                         ------
Unrealized appreciation-net                                              $   29
                                                                         ======

(b) Securities with an aggregate market value of $215 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                             # of     Unrealized
Type                                                    Contracts   Appreciation
--------------------------------------------------------------------------------
EuroBond 10 Year Note Written Put Options (11/2000)            16        $    5
                                                                         ------
(c) Premiums received on written options:

                                                                            # of
Type                                         Contract     Premium          Value
--------------------------------------------------------------------------------
Put - Eurodollar December Futures
   Strike @ 93.00 Exp. 12/18/2000                  25       $   18         $  1

Put - Eurodollar March Futures
   Strike @ 92.75 Exp. 03/19/2001                   7            3            0

Call - Eurodollar March Futures
   Strike @ 93.25 Exp. 03/19/2001                   8            3            6
                                                            ------         ----
                                                            $   24         $  7
                                                            ======         ====
(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Foreign forward currency contracts outstanding at September 30, 2000:

                            Covered by         Settlement            Unrealized
Type         Currency         Contract              Month          Appreciation
--------------------------------------------------------------------------------
Sell               EC               29            10/2000                  $  1
Buy                              1,100            11/2000                    20
Sell                             1,100            11/2000                     0
                                                                           ----
                                                                           $ 21
                                                                           ====
(f) Principal amount denoted in indicated currency:

       EC  -    Euro

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.


                             2000 Semi-Annual Report See accompanying notes  111

Schedule of Investments

Short-Term Fund
September 30, 2000 (Unaudited)
                                            Principal
                                               Amount         Value
                                               (000s)        (000s)

--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 64.3%
--------------------------------------------------------------------------------
Banking & Finance 43.0%
Allied Irish Banks
     7.028% due 09/07/2006 (d)                $ 3,000      $  3,013
Amerco, Inc.
     6.890% due 10/15/2000                      5,000         4,950
Banco Nacional Obra Services
     9.625% due 11/15/2003                      6,900         7,150
Bank One Corp.
     6.410% due 01/24/2002 (d)                  2,000         2,003
BankBoston Corp.
     6.125% due 03/15/2002                      1,000           989
Bankers Trust Corp.
     6.200% due 05/11/2003 (d)                 11,000        10,998
Bear Stearns Companies, Inc.
     7.048% due 09/21/2004 (d)                  3,900         3,896
Citigroup, Inc.
     6.565% due 08/19/2003 (d)                 11,040        10,814
Dime Bancorp, Inc.
     6.375% due 01/30/2001                     17,600        17,524
     7.000% due 07/25/2001                      2,400         2,389
Donaldson, Lufkin & Jenrette, Inc.
     7.250% due 07/18/2003 (d)                  8,000         8,021
DQE Capital Corp.
     6.781% due 01/15/2002 (d)                  2,000         1,999
Export-Import Bank Korea
     6.500% due 02/10/2002                      1,000           985
First USA Bank
     6.790% due 05/15/2002 (d)                  6,000         6,016
Ford Motor Credit Corp.
     6.210% due 08/27/2001 (d)                  6,840         6,841
     6.927% due 03/19/2002 (d)                  4,295         4,313
     6.952% due 12/16/2002 (d)                 10,000         9,975
     7.110% due 06/02/2003 (d)                  2,500         2,503
     7.173% due 07/18/2005 (d)                 10,000        10,017
General Motors Acceptance Corp.
     6.840% due 01/08/2002 (d)                  1,000         1,000
     6.190% due 08/18/2003 (d)                 16,575        16,535
Golden State Holdings
     6.750% due 08/01/2001                      7,000         6,893
Goldman Sachs Group
     6.511% due 01/17/2003 (d)                  8,000         8,011
Heller Financial, Inc.
     6.980% due 04/22/2002 (d)                 12,900        12,899
     6.500% due 07/22/2002                      1,000           989
Korea Development Bank
     7.675% due 10/06/2000 (d)                  2,000         2,000
     7.181% due 10/18/2000 (d)                    500           500
     9.600% due 12/01/2000                        800           803
     9.450% due 03/15/2001                        375           379
     7.900% due 02/01/2002                        900           902
     7.625% due 10/01/2002                      2,500         2,502
Lehman Brothers Holdings, Inc.
     7.352% due 05/07/2002 (d)                  3,000         3,019
     6.690% due 04/04/2003 (d)                  3,000         3,001
MBNA Corp.
     6.741% due 03/23/2001 (d)                  9,500         9,508
Merrill Lynch & Co.
     6.991% due 08/01/2003 (d)                  4,000         4,002
MFN Financial Corp.
     7.130% due 09/13/2001 (d)                  5,000         5,002
Midamerican Funding LLC
     5.850% due 03/01/2001                      1,000           995
Morgan Stanley, Dean Witter, Discover and Co.
     6.500% due 01/28/2002 (d)                  8,600         8,615
National Consumer Coop Bank
     7.528% due 04/02/2001 (d)                 16,000        16,013
     7.513% due 10/26/2001 (d)                 10,000        10,003
PaineWebber
     7.290% due 07/15/2002 (d)                 10,000        10,006
PP&L Capital Funding, Inc.
     5.860% due 10/17/2000                     24,000        23,992
Protective Life Funding Trust
   7.090% due 01/17/2003 (d)                    2,000         1,997
PS Colorado Credit Corp.
   7.477% due 05/30/2002 (d)                    2,000         1,999
Qwest Capital Funding, Inc.
   6.875% due 08/15/2001                       15,430        15,418
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (d)                    3,265         3,226
   7.010% due 07/18/2007 (d)                    5,000         5,009
Transamerica Finance Corp.
   6.910% due 12/14/2001 (d)                    4,000         4,004
U.S. Bancorp
   6.941% due 02/03/2003 (d)                    3,700         3,702
                                                           --------
                                                            297,320
                                                           ========
Industrials 14.9%
Air Canada
   6.237% due 07/31/2005                        1,818         1,672
Clear Channel Communications, Inc.
   7.327% due 06/15/2002 (d)                      900           902
COFIRI International, Inc.
   6.502% due 10/27/2000 (d)                    2,000         1,997
Columbia/HCA Healthcare
   8.160% due 09/19/2002 (d)                   10,000        10,000
Enron Corp.
   7.250% due 09/10/2001 (d)                    3,000         3,000
ICI Wilmington
   9.500% due 11/15/2000                        5,620         5,628
ITT Corp.
   6.250% due 11/15/2000                        3,000         2,995
J Seagram & Sons
   5.790% due 04/15/2001                        9,000         8,914
   6.250% due 12/15/2001                       10,300        10,189
Kroger Co.
   6.340% due 06/01/2001                        8,250         8,220
Lockheed Martin Corp.
   6.850% due 05/15/2001                       10,000         9,964
Petroleos Mexicanos
   9.375% due 12/02/2008                        1,000         1,030
Racers
   7.118% due 03/03/2003 (d)                   10,000        10,000
Raytheon Co.
   7.020% due 08/10/2001 (d)                   10,000        10,008
Staples, Inc.
   7.670% due 11/26/2001 (d)                    1,400         1,400
Time Warner, Inc.
   6.100% due 12/30/2001                        3,000         2,959
Tyco International Group SA
   6.125% due 06/15/2001                        6,074         6,020
Williams Communications Group, Inc.
   7.220% due 11/15/2001 (d)                    7,500         7,505
                                                           --------
                                                            102,403
                                                           ========
Utilities 6.4%
Appalachian Power Co.
   7.270% due 06/27/2001 (d)                      900           900
Central Power & Light Co.
   7.268% due 02/22/2002 (d)                    2,000         1,999
Coastal Corp.
   7.330% due 07/21/2003 (d)                    5,000         5,012
Commonwealth Edison Co.
   7.285% due 09/30/2003 (d)                    2,000         2,000
Deutsche Telekom AG
   7.750% due 06/15/2005                        5,000         5,123
Dominion Resources, Inc.
   7.310% due 09/16/2012 (d)                    6,500         6,519
Indiana Michigan Power Co.
   7.245% due 09/03/2002 (d)                    1,000         1,000
Nevada Power Co.
   7.270% due 08/20/2001 (d)                    5,000         4,999
Oneok, Inc.
   6.960% due 04/24/2002 (d)                    5,000         5,006
Sierra Pacific Resources
   7.390% due 04/20/2002 (d)                    3,000         3,000
   7.340% due 04/20/2003 (d)                    5,000         5,003

112  PIMCO Funds See accompanying notes

                                            Principal
                                               Amount         Value
                                               (000s)        (000s)
--------------------------------------------------------------------------------
UGI Utilities, Inc.
     6.170% due 03/06/2001                   $    250     $     249
WorldCom, Inc.
     7.050% due 11/26/2001 (d)                  3,700         3,704
                                                          ---------
                                                             44,514
                                                          ---------
Total Corporate Bonds & Notes                               444,237
(Cost $443,380)                                           =========

--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 0.3%
--------------------------------------------------------------------------------
North Carolina 0.3%
North Carolina State Education Assistance Authority
Revenue Bonds, (GTD Insured), Series 2000
     7.000% due 06/01/2009 (d)                  2,000         2,000
                                                          ---------
Total Municipal Bonds & Notes                                 2,000
(Cost $2,000)                                             =========

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 10.3%
--------------------------------------------------------------------------------
Federal Home Loan Bank
     6.750% due 02/01/2002                     70,000        70,252
Federal National Mortgage Association
     5.750% due 04/15/2003                        850           836
                                                          ---------
Total U.S. Government Agencies                               71,088
(Cost $70,911)                                            =========

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 4.6%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (g)
     3.625% due 07/15/2002 (h)                 29,529        29,520
     3.625% due 01/15/2008                      2,137         2,088
                                                          ---------
Total U.S. Treasury Obligations                              31,608
(Cost $31,494)                                            =========

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 23.2%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 15.0%
CMC Securities Corp.
     7.500% due 02/25/2023                      2,089         2,083
Dime Savings
     6.937% due 11/01/2018 (d)                    209           189
Donaldson, Lufkin & Jenrette, Inc.
     7.450% due 10/17/2020 (d)                    489           502
     7.786% due 09/01/2021 (d)                     24            24
     7.437% due 05/01/2026 (d)                    125           125
Federal Home Loan Mortgage Corp.
     6.750% due 03/15/2007                        833           831
     6.500% due 10/25/2014                      3,833         3,767
     5.750% due 10/15/2016                         12            12
     6.000% due 07/15/2019                      4,178         4,133
     6.875% due 06/15/2023 (d)                    474           474
Federal National Mortgage Association
     7.256% due 12/25/2000 (d)                    339           339
     7.250% due 04/25/2007                      2,310         2,306
     6.000% due 02/25/2008                      1,051         1,033
     6.206% due 07/25/2008 (d)                  1,344         1,326
     6.250% due 06/18/2015                      1,720         1,709
     6.000% due 08/18/2016                     30,659        30,351
     7.221% due 10/25/2017 (d)                  4,992         4,990
     5.875% due 03/25/2018                         62            62
     7.000% due 12/25/2019                     11,773        11,736
     6.000% due 08/25/2020                      1,950         1,919
     5.000% due 02/25/2022                         59            58
     6.500% due 09/18/2023                      1,788         1,772
     8.936% due 06/25/2032                      8,795         9,020
First Nationwide Trust
     6.495% due 10/25/2018 (d)                      3             3
General Electric Capital Mortgage Services, Inc.
     6.750% due 12/25/2012                      5,258         5,220
Greenwich
     7.647% due 04/25/2022 (d)                     62            62
     8.149% due 10/25/2022 (d)                     31            31
Housing Securities, Inc.
     6.000% due 02/25/2008                        567           564
Independent National Mortgage Corp.
     7.250% due 11/25/2010                      4,000         4,011
Prudential Bache
     6.252% due 09/01/2018 (d)                     22            21
Prudential Home Mortgage Securities
     6.950% due 11/25/2022                        233           214
Residential Funding Mortgage Securities, Inc.
     7.142% due 12/01/2018                      1,040         1,061
Resolution Trust Corp.
     6.855% due 05/25/2029 (d)                    530           525
Saxon Asset Securities Trust
     7.585% due 12/25/2014                      4,475         4,469
TMA Mortgage Funding Trust
     7.000% due 01/25/2029 (d)                  8,675         8,675
                                                          ---------
                                                            103,617
                                                          =========
Federal Home Loan Mortgage Corporation 0.1%
     7.500% due 11/01/2001                        856           855
                                                          ---------
Federal National Mortgage Association 2.0%
     6.000% due 12/18/2014                      5,305         5,268
     6.150% due 09/25/2016                      4,554         4,506
     7.000% due 06/01/2003                      2,089         2,087
     8.500% due 01/01/2026                      1,635         1,681
                                                          ---------
                                                             13,542
                                                          =========
Government National Mortgage Association 5.7%
     6.750% due 09/20/2023-08/20/2027           7,376         7,433
     (b)(d)
     7.125% due 11/20/2026 (d)                 12,420        12,508
     7.375% due 02/20/2024 (d)                 10,308        10,390
     7.380% due 04/20/2025 (d)                    475           478
     8.000% due 10/23/2099                      3,950         4,020
     8.500% due 06/20/2027                      4,704         4,820
                                                          ---------
                                                             39,649
                                                          =========
Other Mortgage-Backed Securities 0.3%
CDC Depositor Trust I
     7.098% due 12/14/2001 (d)                  2,000         2,006
                                                          ---------
                                                              2,006
                                                          =========
Stripped Mortgage-Backed Securities 0.1%
ABN AMRO Mortgage Corp. (IO)
     6.750% due 08/25/2029                      1,192           119
Federal Home Loan Mortgage Corp. (IO)
     7.000% due 06/15/2019                      3,920           251
Federal National Mortgage Association (IO)
     7.000% due 07/25/2006                      1,135            55
     6.500% due 12/25/2006                        883            11
     6.500% due 06/25/2017                        630            10
     6.500% due 10/25/2023                      1,302           156
                                                          ---------
                                                                602
                                                          ---------
Total Mortgage-Backed Securities                            160,271
(Cost $161,479)                                           =========

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 10.2%
--------------------------------------------------------------------------------
Advanta Revolving Home Equity Loan Trust
     6.990% due 01/25/2024 (d)                    229           230
American Residential Eagle Trust
     6.960% due 07/25/2029 (d)                  1,646         1,647
Associates Manufactured Housing
     7.000% due 03/15/2027                        402           402
Bay View Financial Revolving
     7.920% due 08/25/2029 (d)                  2,000         1,967
Brazos Student Loan Finance Co.
     7.290% due 06/01/2023 (d)                 20,000        19,802
Capital Asset Research Funding LP
     6.400% due 12/15/2004                      1,725         1,743
Chase Manhattan Grantor Trust
     5.200% due 02/15/2002                         98            98
Columbia/HCA Healthcare
     8.437% due 09/13/2001                      1,250         1,241
Community Trust Bancorp, Inc.
     6.500% due 09/15/2003                        435           433
Delta Funding Home Equity Loan Trust
     7.036% due 09/15/2029 (d)                  1,759         1,766
First Security Auto Owner Trust
     5.580% due 06/15/2003                      7,896         7,865

                             2000 Semi-Annual Report See accompanying notes  113

Short-Term Fund
September 30, 2000 (Unaudited)

                                            Principal
                                               Amount              Value
                                               (000s)             (000s)
--------------------------------------------------------------------------------
Flag Ltd.
     8.437% due 02/18/2006                    $ 2,083            $ 2,078
Green Tree Home Improvement Loan Trust
     6.796% due 08/15/2029 (d)                  2,162              2,160
Metris Master Trust
     7.270% due 04/20/2006 (d)                  6,000              6,030
MLCC Mortgage Investors, Inc.
     6.998% due 03/15/2025 (d)                  3,153              3,165
Onyx Acceptance Auto Trust
     6.180% due 04/15/2002                        503                502
Salomon Brothers Mortgage Securities
     6.971% due 07/25/2029 (d)                  3,409              3,413
     7.071% due 11/15/2029 (d)                  1,656              1,660
     7.102% due 12/15/2029 (d)                  2,000              2,000
     6.960% due 12/25/2029 (d)                  4,578              4,590
The Money Store Home Equity Trust
     6.635% due 09/15/2014                      5,097              5,082
     6.345% due 11/15/2021 (d)                     90                 89
UAF Auto Grantor Trust
     6.100% due 06/15/2004                        918                912
UniCapital Corp.
     6.540% due 07/23/2002                      1,307              1,305
USAA Auto Loan Grantor Trust
     5.800% due 01/15/2005                        321                319
                                                               ---------
Total Asset-Backed Securities                                     70,499
(Cost $70,524)                                                 =========

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 0.5%
--------------------------------------------------------------------------------
Republic of Brazil
     7.375% due 04/15/2006 (d)                  3,720              3,510
                                                               ---------
Total Sovereign Issues                                             3,510
(Cost $3,488)                                                  =========

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 2.3%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
     4.500% due 02/15/2016                N$    5,400              2,304
Tecnost International NV
     6.368% due 06/23/2004 (d)            EC   15,000             13,388
                                                               ---------
Total Foreign Currency-Denominated Issues                         15,692
(Cost $17,213)                                                 =========

--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.3%
--------------------------------------------------------------------------------
Industrial 0.3%
Hercules Trust VI
     9.110% due 12/29/2000 (d)                $ 2,430              2,428
                                                               ---------
Total Convertible Bonds & Notes                                    2,428
(Cost $2,429)                                                  =========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 7.9%
--------------------------------------------------------------------------------
Commercial Paper 7.3%
American Electric Power, Inc.
     6.700% due 10/18/2000                        900                897
Burlington Northern
     6.735% due 10/04/2000                     24,300             24,291
Conagra, Inc.
     6.680% due 10/27/2000                        900                896
Dominion Resources, Inc.
     6.710% due 11/16/2000                        700                694
Houston Industries
     6.800% due 11/08/2000                      9,400              9,334
Infinity Broadcasting Corp.
     6.720% due 11/29/2000                      8,200              8,111
Motorola, Inc.
     6.470% due 12/27/2000                        400                394
Sumitomo Corp. of America
     6.740% due 11/01/2000                        200                199
Williams Cos., Inc.
     7.231% due 04/10/2001                      5,600              5,602
                                                               ---------
                                                                  50,418
                                                               =========
Repurchase Agreement 0.6%
State Street Bank
     5.850% due 10/02/2000                      4,086              4,086
     (Dated 9/29/2000. Collateralized by
     Federal Home Loan Mortgage Corp.
     7.050% due 09/19/2003 valued at
     $4,170. Repurchase proceeds are $4,088.)
                                                               ---------
Total Short-Term Instruments                                      54,504
(Cost $54,504)                                                 =========

Total Investments (a) 123.9%                                   $ 855,837
(Cost $857,422)

Written Options (c) (0.0%)                                           (36)
(Premiums $52)

Other Assets and Liabilities (Net) (23.9%)                      (164,902)
                                                               ---------
Net Assets 100.0%                                              $ 690,899
                                                               =========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                 $   1,739

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                  (3,324)
                                                               ---------

Unrealized depreciation-net                                    $  (1,585)
                                                               =========
(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Premiums received on written options:

                                          # of
Type                                 Contracts   Premium           Value
--------------------------------------------------------------------------------
Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.750% Exp. 10/05/2000  50,000,000   $    52       $      36
                                                 -------       ---------

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Foreign forward currency contracts outstanding at September 30, 2000:

                        Principal
                           Amount                             Unrealized
                       Covered by            Settlement    Appreciation/
Type        Currency     Contract                 Month   (Depreciation)
--------------------------------------------------------------------------------
Sell              EC       15,432               10/2000        $     269
Sell              BP        3,327               10/2000              (78)
Buy                         3,327               10/2000               56
Sell              N$        6,006               10/2000              114
                                                               ---------
                                                               $     361
                                                               =========
(f) Principal amount denoted in indicated currency:

       BP  -    British Pound
       EC  -    Euro
       N$  -    New Zealand Dollar

(g) Principal amount of the security is adjusted for inflation.

114  PIMCO Funds See accompanying notes

--------------------------------------------------------------------------------
(h) Subject to financing transaction.

(i) Swap agreements outstanding at September 30, 2000:

                                                                      Unrealized
Type                                                    Notional   Appreciation/
                                                          Amount    Depreciation
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus 0.470% and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley
Exp. 06/15/2005                                          $ 5,000         $ (107)

Receive fixed rate equal to 0.430% and the Fund will pay to the counter party at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 07/11/2003                                            5,000              0

Receive fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp.
6.000% due 04/15/2003.

Broker: Warburg Dillon Read LLC
Exp. 01/14/2003                                            4,000              0

Receive fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Pacific Gas & Electric Corp.
6.550% due 12/08/2005.

Broker: J.P. Morgan
Exp. 05/23/2003                                            5,000              0
                                                                     ----------
                                                                     $     (107)
                                                                     ==========
(j) Reverse repurchase agreements were entered into on various days paying various interest rates. The following securities were segregated with collateral for reverse repurchase agreements:


Type                                                    Maturity           Value
--------------------------------------------------------------------------------
Entered into on September 18, 2000
paying interest at 6.570%

Federal National Mortgage Assn. 7.000%                12/25/2019       $ 11,736

Entered into on September 25, 2000
paying interest at 6.520%

Government National Mortgage Assn. 7.375%             02/20/2024         10,390
Government National Mortgage Assn. 7.125%             11/20/2026         12,508

Entered into on September 26, 2000
paying interest at 6.580%

Federal National Mortgage Assn. 6.000%                08/18/2016         30,351
                                                                       --------
                                                                       $ 64,985
                                                                       ========

                             2000 Semi-Annual Report See accompanying notes  115

Schedule of Investments

Money Market Fund
September 30, 2000 (Unaudited)
                                            Principal
                                               Amount         Value
                                               (000s)        (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 40.5%
--------------------------------------------------------------------------------
Banking & Finance 30.8%
Abbey National PLC
     6.520% due 11/03/2000                   $ 12,800      $ 12,726
Bank of Scotland Treasury
     6.600% due 03/06/2001 (a)                  6,000         5,999
Citigroup, Inc.
     6.741% due 08/13/2001 (a)                    235           235
FCC National Bank
     6.690% due 05/10/2001                     10,900        10,900
First Chicago NBD Corp.
     6.750% due 08/20/2001 (a)                 14,300        14,309
First Union National Bank
     6.847% due 08/24/2001                     18,300        18,327
General Motors Acceptance Corp.
     6.913% due 08/06/2001 (a)                  6,000         6,011
Goldman Sachs Group
     6.550% due 10/18/2000                     17,900        17,848
     7.180% due 01/08/2001 (a)                  1,400         1,402
Merrill Lynch & Co.
     6.958% due 03/05/2001 (a)                  2,000         2,001
     6.760% due 08/10/2001 (a)                  1,500         1,501
Morgan Stanley, Dean Witter, Discover
and Co.
     6.937% due 02/06/2001                        250           250
     6.646% due 08/15/2001 (a)                 18,000        18,000
                                                           --------
                                                            109,509
                                                           ========
Industrials 9.7%
Gannett Co.
     6.520% due 11/08/2000                     10,000         9,933
     6.500% due 11/21/2000                      3,500         3,468
Minnesota Mining & Manufacturing Co.
     6.450% due 12/19/2000                      6,300         6,212
Yorkshire Building Society
     6.490% due 12/06/2000                     15,000        14,824
                                                           --------
                                                             34,437
                                                           --------
Total Corporate Bonds & Notes                               143,946
(Cost $143,946)                                            ========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 56.6%
--------------------------------------------------------------------------------
Commercial Paper 56.3%
Associates Corp. of North America
     6.580% due 11/29/2000                      5,800         5,738
AT&T Corp.
     6.500% due 10/25/2000                     12,600        12,548
Bank One Corp.
     6.470% due 12/19/2000                     14,300        14,099
Becton Dickinson & Co.
     6.520% due 10/10/2000                     14,500        14,479
Bell South Telecommunications, Inc.
     6.460% due 12/06/2000                     11,600        11,465
Bellsouth Capital Funding Corp.
     6.460% due 12/12/2000                      6,300         6,220
CBA (de) Finance
     6.590% due 10/23/2000                      6,300         6,276
     6.460% due 12/12/2000                      9,000         8,885
CDC
     6.530% due 10/18/2000                     18,000        17,948
     6.560% due 11/29/2000                        800           791
Coca-Cola Co.
     6.510% due 10/31/2000                      9,800         9,749
DaimlerChrysler Holdings
     6.510% due 12/13/2000                     12,300        12,140
Dupont De Nemours & Co.
     6.460% due 10/06/2000                      3,600         3,597
Eastman Kodak Co.
     6.470% due 11/16/2000                      2,600         2,579
     6.460% due 12/06/2000                     13,700        13,540
Exxon-Mobil Corp.
     6.470% due 11/17/2000                     10,300        10,215
General Electric Capital Corp.
     6.480% due 10/18/2000                        800           798
Reseau Ferre De France
     6.500% due 10/26/2000                      3,700         3,684
Societe Generale
     6.540% due 02/28/2001                     24,200        24,195
Swedbank, Inc.
     6.510% due 01/19/2001                     12,800        12,548
Verizon Global Funding
     6.500% due 10/16/2000                      3,700         3,691
     6.490% due 11/08/2000                      2,300         2,285
     6.460% due 12/01/2000                      2,200         2,176
     6.460% due 12/11/2000                        400           395
                                                           --------
                                                            200,041
                                                           ========
Repurchase Agreement 0.3%
State Street Bank
     5.850% due 10/02/2000                        945           945
   (Dated 9/29/2000. Collateralized by
   Federal Home Loan Bank 7.090% due
   09/19/2003 valued at $965.
   Repurchase proceeds are $945.)

                                                           --------
Total Short-Term Instruments                                200,986
(Cost $200,986)                                            ========

Total Investments (a) 97.1%                                 344,932
(Cost $344,932)

Other Assets and Liabilities (Net) 2.9%                      10,356
                                                           --------

Net Assets 100.0%                                           355,288
                                                           ========


Notes to Schedule of Investments (amounts in thousands):

a) Variable rate security. The rate listed is as of September 30, 2000.

116 PIMCO Funds  See accompanying notes

Schedule of Investments

Long-Term U.S. Government Fund
September 30, 2000 (Unaudited)
                                            Principal
                                               Amount        Value
                                               (000s)        (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 5.9%
--------------------------------------------------------------------------------
Banking & Finance 4.1%
AESOP Funding II LLC
        6.220% due 10/20/2001                 $ 1,500       $ 1,501
Associates Corp. of North America
        5.800% due 04/20/2004                   2,500         2,410
Bank One Corp.
        6.790% due 05/07/2002 (d)               2,400         2,402
Countrywide Home Loans
        6.850% due 06/15/2004                   1,500         1,485
Ford Motor Credit Corp.
        6.940% due 06/02/2003 (d)               1,900         1,902
Goldman Sachs Group
        7.270% due 01/14/2002 (d)               3,000         3,024
Morgan Stanley, Dean Witter, Discover and Co.
        6.990% due 04/22/2004 (d)               2,500         2,503
                                                            -------
                                                             15,227
                                                            =======
Industrials 0.8%
DaimlerChrysler Holdings
        7.000% due 08/16/2004 (d)               3,000         3,005
                                                            -------

Utilities 1.0%
Detroit Edison Co.
        7.020% due 01/29/2001                   1,000           998
Scana Corp.
        7.380% due 07/15/2002 (d)               2,000         2,003
WorldCom, Inc.
        6.920% due 11/26/2001 (d)                 700           701
                                                            -------
                                                              3,702
                                                            -------
Total Corporate Bonds & Notes                                21,934
(Cost $21,998)                                              =======

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 15.1%
--------------------------------------------------------------------------------
Federal Home Loan Bank
        5.950% due 12/10/2008                     250           232
        6.410% due 09/30/2013                     500           455
        6.650% due 10/21/2013                     300           277
Federal National Mortgage Assn.
        7.000% due 07/15/2005                  40,000        40,736
        6.470% due 04/15/2009                   1,000           960
        7.130% due 01/15/2030                   2,000         2,071
Student Loan Marketing Assn.
        6.480% due 07/25/2004 (d)                 982           980
Tennessee Valley Authority
        7.130% due 05/01/2030                  10,000        10,250
                                                            -------
Total U.S. Government Agencies                               55,961
(Cost $55,225)                                              =======

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 73.3%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (b)
        3.630% due 07/15/2002 (f)              17,215        17,209
U.S. Treasury Bonds
       11.250% due 02/15/2015 (c)              15,000        22,298
        9.880% due 11/15/2015                   3,100         4,239
        8.750% due 08/15/2020 (c)              15,200        19,746
        7.130% due 02/15/2023                  12,000        13,481
        6.000% due 02/15/2026 (c)              25,900        25,665
        6.130% due 11/15/2027                  42,600        42,959
        5.500% due 08/15/2028                  21,000        19,497
        6.250% due 05/15/2030                   3,900         4,101
U.S. Treasury Notes
        6.750% due 05/15/2005                  49,000        50,776
U.S. Treasury Strips
        0.000% due 08/15/2003                  11,200         9,452
        0.000% due 05/15/2004                   2,100         1,700
        0.000% due 05/15/2006                  13,400         9,591
        0.000% due 05/15/2013                   4,200         1,956
        0.000% due 02/15/2019                   8,600         2,817
        0.000% due 05/15/2020                  84,800        25,789
                                                            -------
Total U.S. Treasury Obligations                             271,276
(Cost $270,207)                                             =======

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 70.8%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 27.8%
Bear Stearns Mortgage Securities, Inc.
     7.100% due 06/25/2024                    $   385       $   365
     6.350% due 08/25/2024                        650           647
     7.170% due 06/25/2030                        919           907
California Federal Bank
     6.680% due 08/25/2030 (d)                    640           635
Chase Mortgage Finance Corp.
     6.320% due 04/25/2025 (d)                  2,031         2,052
CMC Securities Corp.
     6.000% due 02/25/2009                        165           164
     6.150% due 05/25/2028 (d)                    215           215
Countrywide Funding Corp.
     6.500% due 01/25/2009                        837           832
Federal Home Loan Mortgage Corp.
     7.000% due 07/01/2002                      1,009         1,007
     7.500% due 06/01/2004                         40            41
     7.500% due 07/01/2004                        592           599
     7.500% due 08/01/2004                         70            71
     7.500% due 09/01/2004                        158           160
     9.500% due 01/15/2005                         27            28
     5.500% due 05/15/2007                         11            11
     8.000% due 02/15/2015                        425           431
     4.250% due 12/15/2021                        493           463
     7.000% due 07/15/2022                      1,109         1,082
     7.000% due 05/15/2023                        270           253
     7.000% due 08/15/2023                        336           304
     6.250% due 09/15/2023                      5,000         4,751
     7.000% due 09/15/2023                        815           769
     6.850% due 10/25/2023                      1,497         1,464
     6.500% due 11/15/2023                        151           133
     6.000% due 11/15/2023                        978           848
     6.500% due 11/15/2023                        802           706
     6.500% due 11/25/2023                        635           549
     6.500% due 12/15/2023                      1,050           951
     7.000% due 01/15/2024                        100            92
     7.500% due 01/20/2024                      1,928         1,931
     6.500% due 02/15/2024                        196           172
     6.500% due 03/15/2024                      1,165         1,036
     6.000% due 10/15/2024                      2,425         2,393
     6.500% due 12/15/2024                      2,830         2,808
     8.000% due 12/15/2024                      1,000         1,010
     7.500% due 02/15/2025                      1,810         1,820
     6.500% due 03/15/2029                        262           194
     6.000% due 05/15/2029                        108            87
Federal National Mortgage Assn.
     7.500% due 02/01/2004                        386           391
     7.500% due 03/01/2004                        222           224
     7.500% due 04/01/2004                        247           250
     7.500% due 05/01/2004                        392           396
     7.500% due 06/01/2004                        410           415
     7.500% due 07/01/2004                        518           523
     7.500% due 08/01/2004                        967           978
     7.500% due 09/01/2004                        196           198
     7.500% due 10/01/2004                        192           194
     5.750% due 06/25/2006                          6             6
     5.600% due 07/25/2006                         12            12
     6.250% due 12/25/2013                         79            74
     7.220% due 10/25/2017 (d)                  3,266         3,265
     7.000% due 02/25/2020                      1,871         1,864
     6.950% due 07/25/2020                      1,449         1,431
     6.750% due 06/25/2021                      3,275           262
     8.000% due 03/25/2022                          7             7
     7.000% due 04/25/2022                        879           817
     7.000% due 06/25/2022                        421           388
     7.800% due 10/25/2022                        448           448
     7.000% due 10/25/2022                      1,639         1,516
     7.000% due 05/25/2023                      1,403         1,304
     6.900% due 05/25/2023                        658           588
     7.000% due 06/25/2023                        564           529
     6.000% due 08/25/2023                        141           120
     6.500% due 08/25/2023                        812           712
     4.500% due 10/25/2023                        224           119

                             2000 Semi-Annual Report See accompanying notes  117

Long-Term U.S. Government Fund
September 30, 2000 (Unaudited)
                                            Principal
                                               Amount        Value
                                               (000s)        (000s)
--------------------------------------------------------------------------------
   6.500% due 11/25/2023                   $    2,000   $     1,842
   6.500% due 12/25/2023                          288           250
   7.000% due 12/25/2023                        1,602         1,450
   6.500% due 12/25/2023                        3,562         2,991
   6.500% due 01/25/2024                          210           184
   6.500% due 02/25/2024                          305           264
   6.000% due 05/17/2027                        2,500         2,174
   7.000% due 05/18/2027                        1,600         1,436
   9.000% due 06/01/2027                        1,506         1,568
   6.890% due 02/01/2028 (d)                      431           443
First Boston Mortgage Securities Corp.
   7.300% due 07/25/2023                        1,485         1,349
General Electric Capital Mortgage Services, Inc.
   9.000% due 10/25/2023                          267           270
   6.500% due 11/25/2023                        3,000         2,729
   6.500% due 01/25/2024                        4,614         3,727
   6.500% due 03/25/2024                          904           836
   7.000% due 10/25/2027                          689           685
   6.650% due 05/25/2028                        5,330         5,277
German American Capital Corp.
   7.000% due 08/12/2010                        3,000         2,949
Government National Mortgage Assn.
   7.000% due 03/16/2029                          278           227
Independent National Mortgage Corp.
   9.070% due 01/25/2025 (d)                       54            55
   6.930% due 05/25/2026                          612           608
Mellon Residential Funding Corp.
   6.460% due 07/25/2029                        1,243         1,238
Merrill Lynch Mortgage Investors, Inc.
   6.050% due 10/15/2008                        2,578         2,483
   6.210% due 03/20/2017                          523           521
Norwest Asset Securities Corp.
   6.750% due 10/25/2028                          979           925
PNC Mortgage Securities Corp.
   7.500% due 01/25/2015                        1,533         1,474
   7.500% due 02/25/2027                        1,764         1,765
   6.750% due 04/25/2028                        3,000         2,924
Prudential Home Mortgage Securities
   7.630% due 02/25/2023                           36            36
   6.950% due 09/25/2023                           70            57
   6.500% due 11/25/2023                          102            92
   6.500% due 01/25/2024                        1,447         1,236
   8.000% due 06/25/2024                          746           752
Residential Accredit Loans, Inc.
   7.000% due 02/25/2028                        2,000         1,932
Residential Funding Mortgage Securities, Inc.
   8.950% due 03/25/2025 (d)                       65            66
   7.750% due 09/25/2026                        1,100         1,096
   7.500% due 04/25/2027                        1,913         1,895
Resolution Trust Corp.
   6.730% due 05/25/2029 (d)                      732           724
   7.690% due 09/25/2029                        1,334         1,336
Vendee Mortgage Trust
   6.500% due 06/15/2024                        2,237         1,914
                                                        -----------
                                                            102,792
                                                        ===========

Federal Home Loan Mortgage Corporation 7.2%
   6.250% due 12/15/2023                          512           454
   6.360% due 01/01/2028 (d)                    2,674         2,654
   6.500% due 11/15/2023-01/15/2028 (h)        10,269         8,879
   6.760% due 09/01/2027 (d)                    3,557         3,489
   6.930% due 01/01/2028 (d)                    1,655         1,631
   7.320% due 02/01/2028 (d)                    1,870         1,860
   7.500% due 10/01/2004                        1,961         1,963
   7.780% due 05/01/2022 (d)                      100           103
   7.930% due 10/01/2026 (d)                      822           837
   8.000% due 05/01/2004                        3,550         3,578
   8.350% due 06/01/2022 (d)                       58            60
   8.590% due 12/01/2024 (d)                    1,321         1,363
                                                        -----------
                                                             26,871
                                                        ===========

Federal Housing Administration 8.3%
     6.900% due 07/01/2020                      3,656         3,517
     7.000% due 11/25/2019                      4,539         4,554
     7.400% due 12/18/2018                      1,559         1,544
     7.420% due 11/01/2019                        119           117
     7.430% due 08/01/2019-06/01/2024 (h)      19,320        19,262
     7.450% due 03/25/2022                      1,666         1,667
                                                        -----------
                                                             30,661
                                                        ===========
Federal National Mortgage Association 10.2%
     6.500% due 05/01/2003-01/25/2024 (h)       4,620         4,483
     6.630% due 12/01/2027 (d)                  2,325         2,314
     7.000% due 03/01/2004-07/25/2023 (h)      15,691        15,697
     7.380% due 01/01/2026 (d)                    980           985
     7.460% due 10/01/2024 (d)                  1,705         1,722
     7.480% due 05/01/2025 (d)                  1,505         1,515
     7.710% due 04/01/2028 (d)                  2,494         2,536
     7.920% due 11/01/2023 (d)                  2,653         2,712
     8.250% due 08/01/2026 (d)                    183           186
     8.440% due 08/01/2026 (d)                    516           531
     8.500% due 04/01/2028                      1,556         1,601
     8.760% due 10/01/2024 (d)                     91            93
     9.000% due 07/01/2005-08/01/2021 (h)       3,606         3,580
                                                        -----------
                                                             37,955
                                                        ===========
Government National Mortgage Association 14.2%
     6.500% due 05/20/2030 (d)                 16,000        15,916
     6.630% due 12/15/2000-02/15/2040 (h)       1,895         1,894
     6.750% due 09/20/2017-09/20/2026 (d)(h)    7,182         7,250
     6.800% due 09/15/2001-10/15/2040 (h)       2,000         1,968
     7.000% due 05/15/2002-10/15/2040 (d)(h)    7,894         7,889
     7.130% due 12/20/2017-10/20/2027 (d)(h)    3,382         3,407
     7.380% due 02/20/2017-01/20/2028 (d)(h)   14,253        14,362
                                                        -----------
                                                             52,686
                                                        ===========
Other Mortgage-Backed Securities 2.0%
Countrywide Funding Corp.
     7.000% due 05/25/2024                      8,000         7,324
                                                        -----------
                                                              7,324
                                                        ===========
Stripped Mortgage-Backed Securities 1.1%
Federal Home Loan Mortgage Corp. (IO)
     7.000% due 03/15/2003                        928            75
     6.500% due 11/15/2003                      1,596           152
     7.000% due 02/15/2006                         47             1
     6.500% due 08/15/2006                         22             0
     6.500% due 10/15/2006                        114             7
     6.500% due 11/15/2006                         46             0
     8.190% due 02/15/2007                          4            60
     7.500% due 06/15/2007                        290            29
     6.500% due 10/15/2007                        857            63
     6.000% due 10/15/2007                         79             5
     6.500% due 11/15/2008                        722           108
     7.000% due 12/15/2023                      1,599           218
Federal National Mortgage Association (IO)
    11.880% due 08/25/2006                          4            30
     6.500% due 02/25/2007                         63             3
     6.500% due 07/25/2007                        535            23
    11.980% due 08/25/2007                          6           151
    10.150% due 09/25/2007                          3            76
     6.500% due 08/25/2020                        153            11
     6.500% due 09/25/2021                        404            44
     7.000% due 12/25/2021                        156            21
Federal National Mortgage Association (PO)
     0.000% due 03/25/2009                      2,944         2,035
     0.000% due 09/25/2023                      1,509           811
First Plus Home Loan Trust (IO)
     6.000% due 10/10/2000                      1,200             8
Norwest Asset Securities Corp. (IO)
     7.250% due 02/25/2012                        957           133
                                                        -----------
                                                              4,064
                                                        -----------
Total Mortgage-Backed Securities                            262,353
(Cost $266,277)                                         ===========

118  PIMCO Funds See accompanying notes

                                            Principal
                                               Amount         Value
                                               (000s)        (000s)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 3.8%
--------------------------------------------------------------------------------
Chase Credit Card Master Trust
        6.780% due 05/15/2007                 $ 1,320       $ 1,324
Chase Manhattan Corp.
        6.750% due 08/25/2028                   1,850         1,676
Discover Card Trust
        6.790% due 04/16/2010                   1,117         1,109
Green Tree Floorplan Receivables
Master Trust
        6.970% due 11/15/2004 (d)               3,000         3,006
Norwest Asset Securities Corp.
        6.750% due 07/25/2028                   3,000         2,744
Residential Funding Mortgage
Securities, Inc.
        6.290% due 07/25/2013                   1,617         1,606
SMS Student Loan Trust
        6.110% due 10/27/2025 (d)               2,000         1,958
Student Loan Marketing Assn.
        6.700% due 01/25/2007 (d)                 584           584
                                                            -------
Total Asset-Backed Securities                                14,007
(Cost $14,337)                                              =======

--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Note December
Futures (CBOT)
        Strike @ 94.00 Exp. 11/18/2000          1,100             0
        Strike @ 91.00 Exp. 11/18/2000        165,000            26
                                                            -------
Total Purchased Put Options                                      26
(Cost $35)                                                  =======

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 7.4%
--------------------------------------------------------------------------------
Commercial Paper 6.1%
Conagra, Inc.
        6.680% due 10/27/2000                   2,300         2,289
        6.670% due 11/15/2000                   2,400         2,380
        6.670% due 11/16/2000                   2,900         2,876
Dominion Resources, Inc.
        6.710% due 11/09/2000                   1,000           993
Edison Midwest
        6.700% due 11/08/2000                   1,300         1,291
GE Capital Corp.
        6.520% due 01/19/2001                   1,600         1,569
Ingersoll-Rand Co.
        6.700% due 11/01/2000                   1,900         1,889
International Paper Co.
        6.720% due 11/17/2000                     500           496
Verizon Global Funding
        6.470% due 12/04/2000                   2,900         2,866
        6.460% due 12/05/2000                   5,000         4,940
        6.460% due 12/07/2000                     900           889
                                                            -------
                                                             22,478
                                                            =======
Repurchase Agreements 1.1%
State Street Bank
        5.850% due 10/02/2000                   3,984         3,984
                                                            -------
        (Dated 9/29/2000.
        Collateralized by
        Federal Home Loan Mortgage Corp.
        7.050% due 09/19/2003 valued at
        $4,065.
        Repurchase proceeds are $3,986.)

U.S. Treasury Bills (b) 0.2%
        6.010% due 02/01/2001                     870           851
                                                          ---------

Total Short-Term Instruments                                 27,313
(Cost $27,318)                                            =========

Total Investments (a) 176.3%                              $ 652,870
(Cost $655,397)

Written Options (c) (0.0%)                                       (1)
(Premiums $7)

Other Assets and Liabilities (Net)(76.3%)                  (282,641)
                                                          ---------

Net Assets 100.0%                                         $ 370,228
                                                          =========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost.                                      $   4,012

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                             (6,539)
                                                          ---------
Unrealized depreciation-net                               $  (2,527)
                                                          =========

(b) Principal amount of the security is adjusted for inflation.

(c) Subject to a financing transaction.

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Premiums received on written options:


                                           # of
Type                                  Contracts    Premium      Value
---------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond
     December Futures Strike
     @ 106.00 Exp. 11/18/2000            50        $    7      $    1
                                                   ------      ------

(f) Securities with an aggregate market value of $18,060 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                           Unrealized
                                                 # of   Appreciation/
Type                                        Contracts  (Depreciation)
---------------------------------------------------------------------

U.S. Treasury 10 Year Note (12/2000)              132        $   (10)
U.S. Treasury 30 Year Note (12/2000)              403             63
Municipal Bond (12/2000)                           54            (68)
                                                        -------------
                                                        $        (15)
                                                        =============
(g) Swap agreements outstanding at September 30,
2000:

                                                           Unrealized
                                          Notional      Appreciation/
Type                                        Amount       Depreciation
---------------------------------------------------------------------
Receive a fixed rate equal to 8.000% and pay floating rate equal to 3-month LIBOR.

Broker: J.P. Morgan
Exp. 09/15/2010                           $ 21,500      $      1,259

Receive floating rate based on 3-month
LIBOR and pay a fixed rate equal to 8.000%.

Broker: Goldman Sachs
Exp. 09/15/2010                              5,000              (282)

Receive floating rate based on 3-month
LIBOR and pay a fixed rate equal to 8.000%.

Broker: Morgan Stanley
Exp. 09/15/2010                              1,500               (61)

Receive floating rate based on 3-month
LIBOR and pay a fixed rate equal to 8.000%.

Broker: Goldman Sachs
Exp. 09/15/2010                              2,000               (72)


                             2000 Semi-Annual Report See accompanying notes  119

Long-Term U.S. Government Fund
September 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
                                                                  Unrealized
                                             Notional          Appreciation/
Type                                           Amount           Depreciation
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 8.000%.

Broker: Morgan Stanley
Exp. 09/15/2010                             $   2,500            $       (74)

Receive fixed rate equal to 8.000% and pay floating rate based on 3-month LIBOR.

Broker: Lehman Brothers
Exp. 09/15/2010                                 2,500                     94

Receive floating rate based on 3-month
LIBOR and pay a fixed rate equal to 7.000%.

Broker: Morgan Stanley
Exp. 09/15/2010                                 2,500                    (50)

Receive a fixed rate equal to 7.317%
and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 11/15/2003                                21,250                    279

Receive fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp.
6.000% due 04/15/2003.

Broker: Warburg Dillon Read LLC
Exp. 01/14/2003                                 3,000                      0

Receive fixed rate equal to 0.650% and
the Fund will pay to the counterparty at par in the event of default of Philip Morris
Co. 7.200% due 02/01/2007.

Broker: Goldman Sachs
Exp. 12/22/2000                                 3,000                      0

Receive fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Pacific Gas &
Electric Corp. 6.550% due 12/08/2005.

Broker: J.P. Morgan
Exp. 05/23/2003                                 3,000                      0
                                                              --------------
                                                              $        1,093
                                                              ==============


                                          Fixed
                                           Rate          Notional    Unrealized
Type                                        (%)            Amount  Appreciation
--------------------------------------------------------------------------------
Receive the 30-year Swap Spread and pay a fixed spread.
The 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                          1.0850        $    9,500   $         9

Broker: Goldman Sachs
Exp. 02/16/2005                          1.1120            24,400            (2)

Receive the 5-year Swap Spread and pay a fixed spread.
The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Lehman Brothers
Exp. 04/10/2005                          0.9500            27,000          (19)

Receive On-The-Run 10-year Swap Spread and pay a fixed spread. The On-The-Run 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Bank of America
Exp. 06/17/2002                          1.3100            53,750          (510)

Receive the 10-year Swap Spread and pay a fixed spread. The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year
Treasury Rate.

Broker: Morgan Stanley
Exp. 06/29/2015                          1.3367            30,000          (325)

Receive a fixed spread and pay On-The-Run 10-year
Swap Spread. The On-The-Run 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Bank of America
Exp. 06/15/2001                          1.3200            50,000           500

Broker: Morgan Stanley
Exp. 07/29/2011                          1.3000            50,000           450

Receive On-The-Run 2-year Swap Spread and pay a fixed spread. The On-The-Run 2-year Swap Spread is the difference between the 2-year Swap Rate and the 2-year Treasury Rate.

Broker: Bank of America
Exp. 07/19/2001                          0.9250            25,000          (212)
                                                                        -------
                                                                        $  (109)
                                                                        =======
(h) Securities are grouped by coupon or range of coupons and represent a range of maturities.

120  PIMCO Funds See accompanying notes

Schedule of Investments

Investment Grade Corporate Bond Fund
September 30, 2000 (Unaudited)
                                                         Principal
                                                            Amount         Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 86.5%
--------------------------------------------------------------------------------
Banking & Finance 27.8%
Associates Corp. of North America
        6.875% due 11/15/2008                            $     100      $     98
Bank One Corp.
        6.000% due 02/17/2009                                  100            91
Chase Manhattan Corp.
        6.500% due 01/15/2009                                  100            95
CIT Group, Inc.
        5.500% due 02/15/2004                                  100            95
First Union National Bank
        7.875% due 02/15/2010                                  100           101
GATX Capital Corp.
        7.713% due 08/01/2002 (d)                              100           100
General Electric Global Insurance
Holdings Corp.
        7.750% due 06/15/2030                                  100           101
Goldman Sachs Group
        6.500% due 02/25/2009                                  100            93
J.P. Morgan & Co.
        6.875% due 01/15/2007                                  100            98
Morgan Stanley, Dean Witter, Discover
and Co.
        6.560% due 04/22/2004 (d)                              100           100
PP&L Capital Funding, Inc.
        7.750% due 04/15/2005                                  100           101
Republic New York Corp.
        6.653% due 08/07/2002 (d)                              100            99
Royal Bank of Scotland PLC
        9.118% due 03/31/2049                                  110           116
Wachovia Corp.
        6.375% due 02/01/2009                                  100            94
Wells Fargo & Co.
        6.250% due 04/15/2008                                  100            93
                                                                        --------
                                                                           1,475
                                                                        ========
Industrials 49.1%
Abitibi-Consolidated, Inc.
        8.300% due 08/01/2005                                  100           102
Columbia/HCA Healthcare
        8.160% due 09/19/2002 (d)                              100           100
Comcast Cable Communications
        6.200% due 11/15/2008                                  100            93
Comcast Corp.
       10.250% due 10/15/2001                                   28            29
Cox Communications, Inc.
        7.000% due 08/15/2001                                  140           139
Delta Air Lines, Inc.
       10.500% due 04/30/2016                                  200           220
Ford Motor Co.
        7.450% due 07/16/2031                                  100            93
Gulf Canada Resources Ltd.
        8.350% due 08/01/2006                                   35            35
Harrahs Operating Co., Inc.
        7.500% due 01/15/2009                                  100            94
International Paper Co.
        7.000% due 06/01/2001                                  100           100
Kroger Co.
        6.340% due 06/01/2001                                  100            99
MGM Grand, Inc.
        6.950% due 02/01/2005                                  240           231
Mirage Resorts, Inc.
        6.625% due 02/01/2005                                  100            95
Northwest Airlines, Inc.
        8.520% due 04/07/2004                                  200           195
Park Place Entertainment Corp.
        7.950% due 08/01/2003                                  150           150
RJ Reynolds Tobacco Holdings, Inc.
        7.625% due 09/15/2003                                  100            94
Staples, Inc.
        7.670% due 11/26/2001 (d)                              100           100
Starwood Hotels & Resorts
        6.750% due 11/15/2005                                  100            94
Tenet Healthcare Corp.
        7.875% due 01/15/2003                                  120           120
Turner Broadcasting System, Inc.
        7.400% due 02/01/2004                                  115           116
US Airways, Inc.
        8.020% due 02/05/2019                                  100           102
Waste Management, Inc.
        7.700% due 10/01/2002                                  100            99
WorldCom, Inc.
        7.550% due 04/01/2004                                  100           101
                                                                        --------
                                                                           2,601
                                                                        ========
Utilities 9.6%
AT&T Corp.
       12.000% due 08/15/2007                                  100           112
CMS Panhandle Holding Co.
        6.125% due 03/15/2004                                  100            96
Dominion Resources, Inc.
        8.125% due 06/15/2010                                  100           104
Niagara Mohawk Power
        7.625% due 10/01/2005                                   76            76
Texas Utilities Co.
        5.940% due 10/15/2001                                  125           123
                                                                        --------
                                                                             511
                                                                        --------
Total Corporate Bonds & Notes                                              4,587
(Cost $4,468)                                                           ========

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 4.1%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (c)
        3.625% due 07/15/2002 (b)                              216           215
                                                                        --------
Total U.S. Treasury Obligations                                              215
(Cost $216)                                                             ========

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 4.5%
--------------------------------------------------------------------------------
Conseco Finance Securitizations Corp.
        8.850% due 12/01/2031                                  130           137
United Air Lines Equipment Trust
       10.125% due 03/22/2015                                  100           104
                                                                        --------
Total Asset-Backed Securities                                                241
(Cost $233)                                                             ========

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 2.0%
--------------------------------------------------------------------------------

United Mexican States
        9.750% due 04/06/2005                                  100           106
                                                                        --------
Total Sovereign Issues                                                       106
(Cost $103)                                                             ========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 1.0%
--------------------------------------------------------------------------------

Repurchase Agreement 1.0%
State Street Bank
        5.850% due 10/02/2000                                   52            52
        (Dated 9/29/2000.
        Collateralized by
        Federal National Mortgage Association
        6.500% due 08/15/2004 valued at $55.
        Repurchase proceeds are $52.)
                                                                        --------
Total Short-Term Instruments                                                  52
(Cost $52)                                                              ========

Total Investments (a) 98.1%                                             $  5,201
(Cost $5,072)

Other Assets and Liabilities (Net) 1.9%                                       99
                                                                        --------
Net Assets 100.0%                                                       $  5,300
                                                                        ========

                              2000 Semi-Annual Report See accompanying notes 121

Investment Grade Corporate Bond Fund
September 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net
unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                          $    131
                                                                        --------
Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                             (1)
                                                                        --------
Unrealized appreciation-net                                             $    130
                                                                        ========
(b) Securities with an aggregate market
value of $215 have been segregated with
the custodian to cover margin
requirements for the following open futures contracts at September 30, 2000:

                                                           # of      Unrealized
Type                                                     Contracts  Depreciation
--------------------------------------------------------------------------------
U.S. Treasury 30 Year Note (12/2000)                         8          $   (12)
                                                                        --------
(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Foreign forward currency contracts outstanding at September 30, 2000:

                          Principal
                             Amount                                  Unrealized
                         Covered by         Settlement            Appreciation/
Type      Currency         Contract              Month           (Depreciation)
--------------------------------------------------------------------------------
Buy             EC             170             10/2000                  $    (4)
Buy                             60             11/2000                        0
                                                                        --------
                                                                        $    (4)
                                                                        ========

(f) Principal amount denoted in indicated currency:

       EC  -    Euro

122 PIMCO Funds See accompanying notes

Schedule of Investments

High Yield Fund
September 30, 2000 (Unaudited)
                                                         Principal
                                                            Amount         Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 75.8%
--------------------------------------------------------------------------------

Banking & Finance 8.1%
Americo Life, Inc.
     9.250% due 06/01/2005                           $         250    $      234
Amethyst Financial Co. Ltd.
    11.750% due 10/29/2001                                   5,000         5,000
Arvin Capital
     9.500% due 02/01/2027                                  19,000        17,561
Bay View Capital Corp.
     9.130% due 08/15/2007                                   6,400         4,896
Beaver Valley Funding Corp.
     8.630% due 06/01/2007                                  18,000        18,322
     9.000% due 06/01/2017                                  15,235        15,737
DLJ Secured Loan Trust
    10.130% due 07/07/2007                                  10,000        10,491
Forest City Enterprises
     8.500% due 03/15/2008                                  13,400        12,931
Fuji Bank Ltd.
     9.870% due 12/31/2049 (d)                               9,800         9,599
General Motors Acceptance Corp.
     6.840% due 04/29/2002 (d)                                 800           803
Golden State Holdings
     6.750% due 08/01/2001                                   6,250         6,155
     7.000% due 08/01/2003                                   3,705         3,546
     7.130% due 08/01/2005                                     870           811
Host Marriott LP
     8.380% due 02/15/2006                                  11,660        11,252
Imperial Credit Industries, Inc.
     9.880% due 01/15/2007                                     200            91
Mercury Finance Co.
    10.000% due 03/23/2001                                  21,100        20,573
    11.160% due 03/23/2001                                  21,350        20,709
Presidential Life Insurance Corp.
     7.880% due 02/15/2009                                  13,250        12,226
Reliance Group Holdings
     9.000% due 11/15/2000 (e)                               4,778         1,625
Sovereign Bancorp, Inc.
     6.630% due 03/15/2001 (d)                              14,450        14,297
Sumitomo Bank Treasury Co.
     9.400% due 12/29/2049 (d)                              29,600        29,126
Telewest Credit Link
    10.880% due 02/07/2005                                   5,000         5,151
Trizec Finance Ltd.
    10.880% due 10/15/2005                                  17,461        17,810
Willis Corroon Corp.
     9.000% due 02/01/2009                                  10,700         9,924
                                                                      ----------
                                                                         248,870
                                                                      ==========
Industrials 60.3%
360 Networks, Inc.
    13.000% due 05/01/2008                                   7,150         6,542
Abbey Healthcare Group
     9.500% due 11/01/2002                                  14,195        14,177
Adelphia Business Solution
    12.250% due 09/01/2004                                   7,200         6,552
Advanced Lighting
     8.000% due 03/15/2008                                  10,425         7,467
AEI Holding Co.
    10.500% due 12/15/2005                                  11,380         1,764
Allied Waste Industries, Inc.
     7.380% due 01/01/2004                                  15,100        14,118
     7.630% due 01/01/2006                                   9,430         8,487
American Airlines
    10.610% due 03/04/2010                                     650           737
American Media Operation, Inc.
    10.250% due 05/01/2009                                   1,000           978
American Standard, Inc.
     7.130% due 02/15/2003                                     200           197
     7.380% due 04/15/2005                                   5,700         5,472
     9.250% due 12/01/2016                                   2,778         2,792
Amerigas Partners LP
    10.130% due 04/15/2007                                   3,000         3,011
AM-FM, Inc.
     8.750% due 06/15/2007                                   5,650         5,777
     8.000% due 11/01/2008                                   5,000         5,063
Amphenol Corp.
     9.880% due 05/15/2007                                   6,795         6,965
Archibald Candy Corp.
    10.250% due 07/01/2004                                   4,000         2,240
Arco Chemical Co.
     9.380% due 12/15/2005                                   4,215         4,191
Ball Corp.
     7.750% due 08/01/2006                                   8,100         7,918
     8.250% due 08/01/2008                                   7,600         7,401
Beckman Instruments, Inc.
     7.100% due 03/04/2003                                   6,431         6,271
     7.450% due 03/04/2008                                  15,870        14,624
Benedek Communications Corp.
     0.000% due 05/15/2006 (c)                               1,500         1,320
Beverly Enterprises, Inc.
     9.000% due 02/15/2006                                  18,075        17,081
Boyd Gaming Corp.
     9.500% due 07/15/2007                                   2,000         1,880
British Sky Broadcasting PLC
     7.300% due 10/15/2006                                   1,000           925
     8.200% due 07/15/2009                                   4,000         3,790
Browning-Ferris Industries, Inc.
     6.100% due 01/15/2003 (d)                               4,100         3,848
     7.880% due 03/15/2005                                   2,000         1,868
Building Materials Corp.
     7.750% due 07/15/2005                                  13,656         8,945
     8.630% due 12/15/2006                                   1,250           831
     8.000% due 10/15/2007                                   1,276           798
     8.000% due 12/01/2008                                  18,250        11,224
Cadmus Communications Corp.
     9.750% due 06/01/2009                                   6,700         6,600
Call-Net Enterprises, Inc.
     8.000% due 08/15/2008                                   8,450         4,014
Canadian Forest Oil Ltd.
     8.750% due 09/15/2007                                   5,650         5,509
Century Communications Corp.
     9.750% due 02/15/2002                                     650           650
     0.000% due 03/15/2003                                  19,960        15,269
     8.750% due 10/01/2007                                   3,800         3,420
CF Cable TV, Inc.
     9.130% due 07/15/2007                                   9,000         9,685
Charter Communications Holding LLC
     8.250% due 04/01/2007                                  13,750        12,530
    10.000% due 04/01/2009                                   7,150         7,034
Clark R & M, Inc.
     8.380% due 11/15/2007                                   3,000         2,430
Clearnet Communications
     0.000% due 05/01/2009 (c)                               6,000         4,785
Cliffs Drilling Co.
    10.250% due 05/15/2003                                     750           773
Columbia/HCA Healthcare
     6.130% due 12/15/2000                                   2,000         1,990
     6.870% due 09/15/2003                                   1,300         1,247
     6.910% due 06/15/2005                                   1,250         1,179
     7.000% due 07/01/2007                                   3,350         3,110
     8.360% due 04/15/2024                                   6,000         5,585
     6.730% due 07/15/2045                                   5,000         4,797
Columbus McKinnon
     8.500% due 04/01/2008                                  14,750        13,035
Consolidated Container
    10.130% due 07/15/2009                                   8,150         8,201
Container Corp. of America
     9.750% due 04/01/2003                                   1,000         1,010
    11.250% due 05/01/2004                                   6,920         6,989
Continental Cablevision
     9.500% due 08/01/2013                                  10,000        10,656
Cross Timbers Oil Co.
     9.250% due 04/01/2007                                   1,440         1,440
Crown Castle International Corp.
    13.250% due 11/15/2007                                   2,250         1,766
    10.750% due 08/01/2011                                   4,000         4,130
Crown Cork & Seal Co.
     7.130% due 09/01/2002                                   4,115         3,905

                              2000 Semi-Annual Report See accompanying notes 123

High Yield Fund
September 30, 2000 (Unaudited)

                                                         Principal
                                                            Amount        Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
CSC Holdings, Inc.
     9.250% due 11/01/2005                               $   1,000      $  1,013
     9.880% due 05/15/2006                                     850           873
     7.880% due 12/15/2007                                     100            99
     9.880% due 02/15/2013                                   3,100         3,193
     9.880% due 04/01/2023                                   4,000         4,120
Cumberland Farms
    10.500% due 10/01/2003                                   5,784         5,596
Dade International, Inc.
    11.130% due 05/01/2006                                     500           133
Delta Air Lines, Inc.
    10.790% due 03/26/2014                                   2,264         2,548
Diamond Cable Communication Co.
    13.250% due 09/30/2004 (c)                               1,500         1,575
     0.000% due 12/15/2005 (c)(d)                           10,000         9,450
    10.750% due 02/15/2007 (c)                              10,100         7,626
Dunlop Stand Aerospace Holdings
    11.880% due 05/15/2009                                   3,900         3,944
Echostar Broadband Corp.
    10.380% due 10/01/2007                                   2,000         2,000
Echostar Communications Corp.
     9.250% due 02/01/2006                                  23,046        22,844
     9.380% due 02/01/2009                                  11,000        10,835
Embotelladora Arica S.A.
     9.880% due 03/15/2006                                  16,050        16,712
Emmis Communications Corp.
     8.130% due 03/15/2009                                     200           191
Energis PLC
     9.750% due 06/15/2009                                   7,500         7,425
Extended Stay America
     9.150% due 03/15/2008                                   6,350         6,033
Extendicare Health Services
     9.350% due 12/15/2007                                   2,050         1,210
EZ Communication, Inc.
     9.750% due 12/01/2005                                   2,500         2,627
Fairpoint Communications, Inc.
     9.500% due 05/01/2008                                   7,875         6,891
    10.320% due 05/01/2008 (d)                               4,500         4,247
    12.500% due 05/01/2010                                   4,200         4,074
Federal-Mogul Corp.
     7.500% due 07/01/2004                                  22,650         9,626
     7.380% due 01/15/2006                                     150            59
     7.750% due 07/01/2006                                  11,350         4,483
Ferrellgas Partners LP
     9.380% due 06/15/2006                                  14,936        14,712
Fisher Scientific International
     7.130% due 12/15/2005                                  13,750        12,237
     9.000% due 02/01/2008                                  17,895        16,554
Flag Telecom Holding Ltd.
    11.630% due 03/30/2010                                  19,200        16,512
Forest Oil Corp.
    10.500% due 01/15/2006                                   3,585         3,710
Fox/Liberty Networks LLC
     0.000% due 08/15/2007 (c)                               9,750         8,312
Fred Meyer, Inc.
     7.450% due 03/01/2008                                     400           387
Frontiervision L.P.
    11.000% due 10/15/2006                                   2,000         2,005
Garden State Newspapers
     8.750% due 10/01/2009                                   3,955         3,698
     8.630% due 07/01/2011                                   3,900         3,656
Georgia Gulf Corp.
     7.630% due 11/15/2005                                   1,250         1,217
Global Crossing Ltd.
     6.000% due 10/15/2013                                  12,385        11,442
Golden Northwest Aluminum
    12.000% due 12/15/2006                                   2,850         2,814
Gulf Canada Resources Ltd.
     9.250% due 01/15/2004                                  10,975        11,151
     9.630% due 07/01/2005                                   2,830         2,904
     8.380% due 11/15/2005                                   4,000         4,020
Harrahs Operating Co., Inc.
     7.880% due 12/15/2005                                   6,600         6,369
     7.500% due 01/15/2009                                  20,675        19,507
HMH Properties, Inc.
     7.880% due 08/01/2005                                  32,120        30,434
Hollinger International Publishing
     8.630% due 03/15/2005                                     250           249
     9.250% due 02/01/2006                                   4,600         4,629
     9.250% due 03/15/2007                                     680           687
Holmes Products Corp.
     9.880% due 11/15/2007                                     950           565
Horseshoe Gaming Holding
     8.630% due 05/15/2009                                  17,750        17,484
HS Resources, Inc.
     9.880% due 12/01/2003                                   3,650         3,687
     9.250% due 11/15/2006                                   5,250         5,276
Huntsman Corp.
     9.500% due 07/01/2007                                  12,700        10,223
Huntsman ICI Chemicals LLC
    10.130% due 07/01/2009                                   5,400         5,326
Huntsman Polymers Corp.
    11.750% due 12/01/2004                                   4,600         4,669
Impsat Corp.
    12.380% due 06/15/2008                                   8,900         6,964
Intermedia Communications, Inc.
     0.000% due 05/15/2006 (c)                              25,535        24,386
International Game Technology
     7.880% due 05/15/2004                                  14,800        14,541
     8.380% due 05/15/2009                                  14,100        13,853
Isle of Capri Casinos, Inc.
     8.750% due 04/15/2009                                     500           468
ISP Holdings, Inc.
     9.750% due 02/15/2002                                   4,750         4,274
     9.000% due 10/15/2003                                  24,570        23,587
ITT Corp.
     6.250% due 11/15/2000                                   1,500         1,497
John Q. Hammons Hotels
     8.880% due 02/15/2004                                   2,550         2,384
     9.750% due 10/01/2005                                     200           191
Jones Intercable, Inc.
     8.880% due 04/01/2007                                   5,060         5,309
Jupiters Ltd.
     8.500% due 03/01/2006                                  12,800        12,352
K Mart Corp.
     8.130% due 12/16/2003                                     300           281
    12.350% due 01/01/2008                                   3,920         3,974
     8.800% due 07/01/2010                                   1,144         1,078
     9.350% due 01/02/2020                                  12,936        11,504
     9.780% due 01/05/2020                                   9,575         7,828
Keebler Corp.
    10.750% due 07/01/2006                                   6,000         6,354
KPNQWest BV
     8.130% due 06/01/2009                                  27,600        25,530
L-3 Communications Corp.
    10.380% due 05/01/2007                                   6,450         6,627
     8.500% due 05/15/2008                                     400           374
Lear Corp.
     8.250% due 02/01/2002                                   6,410         6,378
     7.960% due 05/15/2005                                   3,125         2,979
Lenfest Communications
     8.380% due 11/01/2005                                  10,650        11,179
    10.500% due 06/15/2006                                     525           594
Level 3 Communications, Inc.
    11.000% due 03/15/2008                                   5,500         5,280
     9.130% due 05/01/2008                                  31,450        27,204
    11.250% due 03/15/2010                                   1,000           960
Levi Strauss & Co.
     6.800% due 11/01/2003                                  25,350        21,547
Leviathan Gas Corp.
    10.380% due 06/01/2009                                   3,325         3,525
Lin Television Corp.
     8.380% due 03/01/2008                                   9,300         8,882
Lyondell Chemical Co.
     9.630% due 05/01/2007                                  15,435        15,107
Mail-Well Corp.
     8.750% due 12/15/2008                                  20,930        18,314

124 PIMCO Funds See accompanying notes

                                                                       Principal
                                                            Amount        Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
Mandalay Resort Group
     6.750% due 07/15/2003                               $  19,750      $ 18,565
     9.250% due 12/01/2005                                   6,100         6,070
     6.450% due 02/01/2006                                     100            88
    10.250% due 08/01/2007                                     250           258
     9.500% due 08/01/2008                                     500           513
Mark IV Industries, Inc.
     7.500% due 09/01/2007                                   6,730         5,260
Market Hub Partners
     8.250% due 03/01/2008                                  11,580        11,783
Marsh Supermarkets, Inc.
     8.880% due 08/01/2007                                   9,500         8,978
McLeodUSA, Inc.
     0.000% due 03/01/2007 (c)                              43,525        35,908
     8.380% due 03/15/2008                                   5,100         4,487
     9.500% due 11/01/2008                                  13,625        12,808
     8.130% due 02/15/2009                                   4,837         4,196
Metromedia Fiber Network, Inc.
    10.000% due 11/15/2008                                  14,645        13,766
    10.000% due 12/15/2009                                  15,100        14,194
Metronet Communications
     0.000% due 06/15/2008 (c)                              16,475        13,460
MGM Grand, Inc.
     6.950% due 02/01/2005                                  30,420        29,244
Mirage Resorts, Inc.
     6.630% due 02/01/2005                                   3,500         3,328
     7.250% due 10/15/2006                                   2,670         2,551
Newpark Resources, Inc.
     8.630% due 12/15/2007                                   4,050         3,827
Nextel Communications, Inc.
     9.380% due 11/15/2009                                  46,700        45,766
Nextel Partners, Inc.
     0.000% due 02/01/2009 (c)                              11,538         8,163
    11.000% due 03/15/2010                                     200           202
Nextlink Communications, Inc.
     9.630% due 10/01/2007                                   9,000         8,168
    10.750% due 06/01/2009                                   2,425         2,255
    10.500% due 12/01/2009                                  10,000         9,200
NL Industries, Inc.
    11.750% due 10/15/2003                                   1,950         1,989
Nortek, Inc.
     9.130% due 09/01/2007                                     500           475
     8.880% due 08/01/2008                                     750           694
NTL, Inc.
    12.750% due 04/15/2005 (c)                                 700           707
     0.000% due 02/01/2006 (c)                              20,600        19,570
    11.500% due 10/01/2008                                   7,400         7,178
Octel Developments PLC
    10.000% due 05/01/2006                                     900           851
Orion Network Systems, Inc.
     0.000% due 01/15/2007 (c)                              13,800         4,761
    11.250% due 01/15/2007                                  14,625         7,678
Owens-Illinois, Inc.
     7.850% due 05/15/2004                                   2,650         2,381
P&L Coal Holdings
     8.880% due 05/15/2008                                  19,050        18,907
Packaging Corp. of America
     9.630% due 04/01/2009                                   3,125         3,180
Park Place Entertainment Corp.
     8.880% due 09/15/2008                                   6,000         5,993
Perry-Judd
    10.630% due 12/15/2007                                   2,320         2,076
Petroleos Mexicanos
     9.380% due 12/02/2008                                   8,000         8,240
PharMerica, Inc.
     8.380% due 04/01/2008                                  15,650        11,503
Phar-Mor, Inc.
    11.720% due 09/11/2002                                   5,905         3,757
Physician Sales and Service, Inc.
     8.500% due 10/01/2007                                   9,250         8,371
Piedmont Aviation, Inc.
    10.250% due 03/28/2005                                     571           559
     9.900% due 11/08/2006                                     716           686
Pioneer National Resources
     8.880% due 04/15/2005                                  20,100        20,573
     8.250% due 08/15/2007                                   6,500         6,368
     6.500% due 01/15/2008                                   6,950         6,157
Polymer Group, Inc.
     9.000% due 07/01/2007                                  11,178         8,663
     8.750% due 03/01/2008                                  10,950         8,705
Price Communications Wireless, Inc.
     9.130% due 12/15/2006                                   8,075         8,196
Pride International, Inc.
     9.380% due 05/01/2007                                   3,100         3,170
Primedia, Inc.
    10.250% due 06/01/2004                                   4,000         4,020
     8.500% due 02/01/2006                                  10,740        10,257
     7.630% due 04/01/2008                                   8,250         7,508
R & B Falcon Corp.
     6.500% due 04/15/2003                                   7,500         7,163
     9.250% due 04/15/2005                                   4,525         4,248
R.H. Donnelly, Inc.
     9.130% due 06/01/2008                                   6,725         6,624
Racers
     8.380% due 10/01/2007                                  21,606        19,952
Renaissance Media Group
     0.000% due 04/15/2008 (c)                              21,250        14,981
Rogers Cablesystems Ltd.
    10.000% due 03/15/2005                                   4,000         4,250
Rogers Cantel, Inc.
     8.300% due 10/01/2007                                   4,316         4,294
     8.800% due 10/01/2007                                   1,350         1,360
     9.380% due 06/01/2008                                  23,550        24,492
Rural Cellular Corp.
     9.630% due 05/15/2008                                  12,300        11,808
Safety-Kleen Services
     9.250% due 06/01/2008 (e)                              28,475         1,032
     9.250% due 05/15/2009 (e)                              14,000           508
Salem Communications
     9.500% due 10/01/2007                                   1,400         1,379
Satelites Mexicanos
    11.280% due 06/30/2004 (d)                               7,875         5,473
SC International Services, Inc.
     9.250% due 09/01/2007                                  19,450        19,061
Scotia Pacific Co. LLC
     7.710% due 01/20/2014 (d)                                 180           118
Sequa Corp.
     9.000% due 08/01/2009                                   7,550         7,456
Silgan Holdings, Inc.
     9.000% due 06/01/2009                                  14,525        13,254
Smithfield Foods
     7.630% due 02/15/2008                                   2,215         1,999
Smith's Food & Drug Centers, Inc.
     8.640% due 07/02/2012                                     299           316
Station Casinos, Inc.
    10.130% due 03/15/2006                                   2,000         2,010
     9.750% due 04/15/2007                                   6,850         6,867
     8.880% due 12/01/2008                                     800           775
     9.880% due 07/01/2010                                   1,000         1,008
Sterling Chemicals, Inc.
    12.380% due 07/15/2006                                  10,740        10,901
Stone Container Corp.
    10.750% due 10/01/2002                                  12,346        12,577
    11.500% due 10/01/2004                                   2,000         2,065
    11.500% due 08/15/2006                                   4,850         5,020
TeleCorp PCS, Inc.
    10.630% due 07/15/2010                                   1,125         1,142
Telewest Communications PLC
     9.630% due 10/01/2006                                  11,250        10,519
     0.000% due 10/01/2007 (c)(d)                           10,949        10,538
    11.250% due 11/01/2008                                   1,000           975
     9.250% due 04/15/2009 (c)                              19,330        10,390
     9.880% due 02/01/2010                                   7,750         7,130
Tenet Healthcare Corp.
     7.880% due 01/15/2003                                   1,000           998
     8.630% due 12/01/2003                                   1,500         1,511
     8.000% due 01/15/2005                                   7,095         7,033
     8.630% due 01/15/2007                                   3,500         3,483
     7.630% due 06/01/2008                                  20,090        19,111

                              2000 Semi-Annual Report See accompanying notes 125

High Yield Fund
September 30, 2000 (Unaudited)

                                                         Principal
                                                            Amount        Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
Terra Industries
    10.500% due 06/15/2005                               $   2,000      $  1,265
TFM SA de CV
     0.000% due 06/15/2009 (c)                               8,250         6,249
Triad Hospitals, Inc.
    11.000% due 05/15/2009                                   2,095         2,158
U.S. Air, Inc.
     9.630% due 09/01/2003                                  16,403        15,924
     9.330% due 01/01/2006                                   4,510         4,200
United Defense Industries, Inc.
     8.750% due 11/15/2007                                   1,000           943
United Pan-Europe Communications NV
    10.880% due 11/01/2007                                  11,500        10,062
     0.000% due 02/01/2009 (c)                               7,990         4,674
    10.880% due 08/01/2009                                  13,800        11,799
Vectura Group, Inc.
    10.250% due 06/30/2008                                     275           235
Vintage Petroleum, Inc.
     9.000% due 12/15/2005                                   9,840         9,988
     9.750% due 06/30/2009                                   6,350         6,636
Voicestream Wireless Holding Corp.
    10.380% due 11/15/2009                                   4,000         4,340
Waste Management, Inc.
     7.000% due 05/15/2005                                     650           618
Western Gas Resources, Inc.
    10.000% due 06/15/2009                                   7,100         7,455
Westinghouse Air Brake
     9.380% due 06/15/2005                                   3,685         3,574
Westpoint Stevens, Inc.
     7.880% due 06/15/2008                                   3,220         2,415
Williams Communications Group, Inc.
     7.180% due 11/15/2001 (d)                               6,100         6,104
    10.700% due 10/01/2007                                   4,500         4,219
    10.880% due 10/01/2009                                   5,750         5,290
World Color Press, Inc.
     8.380% due 11/15/2008                                     650           633
     7.750% due 02/15/2009                                   1,750         1,634
Worldwide Fiber, Inc.
    12.000% due 08/01/2009                                   7,250         6,489
Young Broadcasting, Inc.
     9.000% due 01/15/2006                                  18,625        17,973
     8.750% due 06/15/2007                                     160           152
                                                                     -----------
                                                                       1,841,222
                                                                     ===========
Utilities 7.4%
AES Corp.
    10.250% due 07/15/2006                                   2,661         2,734
     8.500% due 11/01/2007                                   7,800         7,488
     9.500% due 06/01/2009                                   6,585         6,733
Alestra SA
    12.130% due 05/15/2006                                  12,100        11,767
AT&T Corp.
    10.630% due 11/01/2008                                   9,600        10,672
Azurix Corp.
    10.380% due 02/15/2007                                  16,600        15,687
Calpine Corp.
     9.250% due 02/01/2004                                  13,000        13,017
    15.000% due 03/15/2004                                  10,000        10,759
     7.630% due 04/15/2006                                   4,500         4,389
     8.750% due 07/15/2007                                  24,250        24,414
     7.880% due 04/01/2008                                   7,287         7,012
     7.750% due 04/15/2009                                   1,000           953
Carolina Power & Light Co.
     7.230% due 07/29/2002 (d)                               2,900         2,911
CMS Energy
     8.130% due 05/15/2002                                   4,537         4,506
     6.750% due 01/15/2004                                     750           704
     7.000% due 01/15/2005                                  10,000         9,212
Flag Ltd.
     8.250% due 01/30/2008                                  27,375        24,227
ITC Deltacom, Inc.
    11.000% due 06/01/2007                                   5,385         4,873
     8.880% due 03/01/2008                                  13,300        10,840
Mastec, Inc.
     7.750% due 02/01/2008                                   7,250         6,924
North Atlantic Energy
     9.050% due 06/01/2002                                       9             9
Philippine Long Distance Telephone Co.
    10.500% due 04/15/2009                                  11,150        10,069
Qwest Communications International, Inc.
     0.000% due 10/15/2007 (c)                              13,040        11,424
     0.000% due 02/01/2008 (c)                              10,550         8,689
     7.500% due 11/01/2008                                   7,500         7,481
Telekomunikacja Polska SA
     7.750% due 12/10/2008                                      80            77
Wilmington Trust Co. - Tucson Electric
    10.210% due 01/01/2009 (b)                                 500           500
    10.730% due 01/01/2013 (b)                               8,866         9,359
                                                                     -----------
                                                                         227,430
                                                                     -----------
Total Corporate Bonds & Notes                                          2,317,522
(Cost $2,532,215)                                                    ===========

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 2.3%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 1.8%
Asset Securitization Corp.
        7.380% due 08/13/2029                               1,500          1,438
Federal Deposit Insurance Corp.
        7.860% due 11/25/2026 (d)                             400            400
LTC Commercial Corp.
        7.970% due 04/15/2028                               5,062          4,734
Red Mountain Funding Corp.
        9.150% due 11/28/2027                               5,727          3,901
Resolution Trust Corp.
        6.900% due 02/25/2027                               5,428          5,004
        7.000% due 05/25/2027                               5,734          5,641
Sasco Floating Rate Commercial Mortgage
        7.170% due 04/25/2003 (d)                          29,800         29,220
Structured Asset Securities Corp.
        7.050% due 11/25/2007                               4,000          3,837
                                                                     -----------
                                                                          54,175
                                                                     ===========
Other Mortgage-Backed Securities 0.5%
LTC Commercial Corp.
        9.200% due 08/04/2012                               3,235          3,300
NationsBanc Mortgage Capital Corp.
        8.040% due 05/25/2028 (d)                           3,835          2,732
Nationslink Funding Corp.
        7.110% due 01/20/2013                              10,500          8,150
                                                                     -----------
                                                                          14,182
                                                                     ===========
Stripped Mortgage-Backed Securities 0.0%
Federal National Mortgage Association (IO)
        7.000% due 07/25/2008                               2,190            278
        6.500% due 06/25/2017                                 351              6
        7.000% due 04/25/2019                              10,367            640
        7.000% due 12/25/2021                               3,129            416
Fund America (IO)
        9.590% due 10/20/2021                                   6             57
                                                                     -----------
                                                                           1,397
                                                                     -----------
Total Mortgage-Backed Securities                                          69,754
(Cost $70,505)                                                       ===========

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 6.3%
--------------------------------------------------------------------------------

Airplanes Pass Through Trust
       10.880% due 03/15/2019                               28,515        23,211
Airtrust
        6.340% due 06/01/2013                               12,942         5,039
AM-FM, Inc.
       12.750% due 02/01/2009 (c)                            5,550         5,321
Bergen Brunswig Term Loan A
        9.120% due 03/31/2005                                1,141         1,138
        9.190% due 03/31/2005                                  106           106
        9.220% due 03/31/2005                                3,423         3,415
        9.330% due 03/31/2005                                1,141         1,138
Charter Commercial Holdings LLC
        9.240% due 03/31/2008                                5,000         4,994
Columbia/HCA Healthcare
        8.380% due 09/15/2001                                7,500         7,444

126 PIMCO Funds See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
Conseco Finance
        9.300% due 10/15/2030                            $  10,000    $   10,344
Crown Castle
        9.370% due 03/31/2008                                3,000         3,010
Global Crossing Ltd.
        9.440% due 08/15/2006                                3,000         3,020
Green Tree Financial Corp.
        8.000% due 07/15/2018                                7,000         5,843
Huntsman Corp.
        9.750% due 12/31/2005                                3,000         2,976
Impress Metal Term Loan G
        9.940% due 12/01/2006                                2,500         2,520
Jefferson Smurfit
        9.940% due 03/31/2006                                1,512         1,516
Levi Strauss & Co. Term Loan
        9.940% due 02/01/2002                                  282           277
        9.890% due 02/01/2002                                  960           941
        9.930% due 02/01/2002                                3,562         3,491
McLeodUSA Loan Term B
        9.620% due 05/26/2008                                5,000         5,011
Morgan Stanley Aircraft Finance
        8.700% due 03/15/2023                               22,300        19,683
Primedia, Inc.
        9.000% due 07/31/2004                                5,000         4,991
Starwood Hotels & Resorts
        9.370% due 02/23/2003                                8,501         8,518
Stone Container Corp.
       10.190% due 10/01/2003                               11,204        11,242
       10.190% due 10/01/2005                                4,759         4,762
        9.940% due 10/01/2005                                4,377         4,389
Total Renal Care Revolver
        9.880% due 03/31/2003                                  960           909
       10.000% due 03/31/2003                                4,506         4,393
       10.130% due 03/31/2003                                  133           126
        9.880% due 03/31/2003                                1,697         1,607
Total Renal Care Term Loan A
        9.880% due 03/31/2003                                1,017         1,001
Triad Hospitals, Inc.
       10.620% due 11/11/2005 (d)                            6,882         6,917
Voicestream Term Loan A
        9.410% due 12/31/2007                                5,000         4,989
Voicestream Term Loan B
        9.660% due 02/15/2009                                7,500         7,482
Voicestream Vendor Facility
        9.660% due 06/30/2009                               21,000        20,843
                                                                      ----------
Total Asset-Backed Securities                                            192,607
(Cost $202,066)                                                       ==========

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 0.8%
--------------------------------------------------------------------------------

Republic of Brazil
        7.380% due 04/15/2006 (d)                            4,650         4,377
United Mexican States
        8.500% due 02/01/2006                               10,000        10,005
        9.880% due 02/01/2010                               10,000        10,655
                                                                      ----------
Total Sovereign Issues                                                    25,037
(Cost $24,295)                                                        ==========

--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 1.8%
--------------------------------------------------------------------------------

Health Care 0.6%
Tenet Healthcare Corp.
        6.000% due 12/01/2005                                3,250         2,714
Total Renal Care Holdings
        7.000% due 05/15/2009                               20,100        14,371
                                                                      ----------
                                                                          17,085
                                                                      ==========
Industrial 1.2%
Aes Drox Energy Ltd.
       11.500% due 08/30/2010                                3,000         3,188
Hercules Trust VI
        9.230% due 12/29/2000 (d)                           25,550        25,543
Hilton Hotels Corp.
        5.000% due 05/15/2006                                1,000           844
Pride International, Inc.
        0.000% due 04/24/2018                               11,750         5,523
Waste Management, Inc.
        4.000% due 02/01/2002 (d)                            2,500         2,334
                                                                      ----------
                                                                          37,432
                                                                      ----------
Total Convertible Bonds & Notes                                           54,517
(Cost $54,816)                                                        ==========

--------------------------------------------------------------------------------
PREFERRED STOCK 3.0%
--------------------------------------------------------------------------------

                                                            Shares
CSC Holdings, Inc.
       11.125% due 04/01/2008                              199,314        21,177
Fresenius Medical Care
        9.000% due 12/01/2006                               29,995        29,920
        7.875% due 02/01/2008                               29,900        28,330
Newscorp Overseas Ltd.
        8.625% due 12/31/2049                              133,200         3,097
Primedia, Inc.
        9.200% due 11/01/2009                               70,000         6,248
        8.625% due 04/01/2010                               50,000         4,213
                                                                      ----------
Total Preferred Stock                                                     92,985
(Cost $98,374)                                                        ==========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 9.3%
--------------------------------------------------------------------------------
                                                         Principal
                                                            Amount
                                                            (000s)
Commercial Paper 9.2%
American Electric Power, Inc.
        6.700% due 11/01/2000                        $      5,300          5,270
Anz, Inc.
        6.520% due 11/03/2000                               1,500          1,491
        6.480% due 11/07/2000                               7,900          7,849
        6.480% due 11/28/2000                               4,200          4,153
AT&T Corp.
        6.510% due 11/08/2000                              25,600         25,428
        6.530% due 11/15/2000                               7,800          7,738
        6.470% due 12/13/2000                               2,100          2,072
        6.510% due 12/13/2000                               6,300          6,212
Bank One Corp.
        6.500% due 11/15/2000                               7,200          7,143
Bell Atlantic Financial Services
        6.530% due 11/01/2000                               6,300          6,266
Bellsouth Capital Funding
        6.490% due 12/06/2000                              11,700         11,549
CDC
        6.530% due 10/18/2000                                 600            598
Cox Communications
        6.730% due 11/06/2000                              24,000         23,843
CSX Corp.
        6.700% due 10/10/2000                              13,500         13,480
Dominion Resources, Inc.
        6.710% due 11/16/2000                               4,400          4,363
Edison Midwest
        6.720% due 11/01/2000                               2,400          2,387
        6.700% due 11/08/2000                               5,000          4,966
        6.730% due 11/15/2000                               3,100          3,075
Federal Home Loan Bank
        6.440% due 10/11/2000                               2,800          2,795
Ford Motor Credit Corp.
        6.550% due 10/18/2000                                 400            399
General Electric Capital Corp.
        6.520% due 10/25/2000                               1,300          1,295
        6.470% due 12/14/2000                               7,400          7,295
        6.510% due 01/24/2001                                 500            489
Gillette Co.
        6.460% due 12/12/2000                               3,600          3,550
Houston Industries
        6.800% due 11/08/2000                               6,300          6,256

                              2000 Semi-Annual Report See accompanying notes 127

High Yield Fund
September 30, 2000 (Unaudited)

                                                         Prinicipal
                                                             Amount       Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
Infinity Broadcasting Corp.
   6.700% due 11/15/2000                                 $   1,100      $  1,091
   6.700% due 11/16/2000                                     5,600         5,553
   6.700% due 11/17/2000                                    25,400        25,182
   6.710% due 11/21/2000                                     6,100         6,043
Ingersoll-Rand Co.
   6.700% due 11/15/2000                                    14,600        14,480
International Paper Co.
   6.700% due 10/10/2000                                     4,600         4,593
   6.720% due 11/17/2000                                     4,200         4,164
Nabisco, Inc.
   6.700% due 10/18/2000                                     9,600         9,572
SBC Communications, Inc.
   6.460% due 12/06/2000                                     2,200         2,173
Swedbank, Inc.
   6.510% due 01/19/2001                                    17,900        17,532
Texas Utilities Co.
   6.700% due 10/18/2000                                     7,300         7,278
Verizon Global Funding
   6.460% due 12/07/2000                                     9,600         9,476
   6.470% due 12/14/2000                                     3,300         3,252
Yorkshire Building Society
   6.460% due 12/21/2000                                    12,300        12,109
                                                                     -----------
                                                                         282,460
                                                                     ===========
Repurchase Agreements 0.1%
State Street Bank
   5.850% due 10/02/2000                                     2,762         2,762
   (Dated 9/29/2000. Collateralized by
   Federal National Mortgage Association
   6.100% due 08/10/2001 valued at $2,822.
   Repurchase proceeds are $2,763.)
                                                                     -----------
Total Short-Term Instruments                                             285,222
(Cost $285,306)                                                      ===========

Total Investments (a) 99.3%                                          $ 3,037,644
(Cost $3,267,577)

Other Assets and Liabilities (Net) 0.7%                                   21,880
                                                                     -----------
Net Assets 100.0%                                                    $ 3,059,524
                                                                     ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net
unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation
for all investments in which there was an
excess of value over tax cost.                                       $    21,883

Aggregate gross unrealized depreciation
for all investments in which there was an
excess of tax cost over value.                                          (251,816)
                                                                     -----------
Unrealized depreciation-net                                          $  (229,933)
                                                                     ===========

(b) Restricted security.

(c) Security becomes interest bearing at a future date.

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Security is in default.

128 PIMCO Funds See accompanying notes

Schedule of Investments

Total Return Mortgage Fund
September 30, 2000 (Unaudited)
                                                         Principal
                                                            Amount        Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 0.3%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (e)
     3.625% due 07/15/2002                               $      54      $     54
                                                                        --------
Total U.S. Treasury Obligations                                               54
(Cost $54)                                                              ========


--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 124.2%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 52.8%
Chase Mortgage Finance Corp.
     7.000% due 07/25/2024                                     607           603
     7.000% due 12/25/2028                                     334           308
Countrywide Alternative Loan Trust
     6.750% due 08/25/2028                                      95            93
Countrywide Home Loans
     6.750% due 11/25/2027                                      38            38
DLJ Mortgage Acceptance Corp.
     7.000% due 06/25/2028                                     138           130
Federal Home Loan Mortgage Corp.
     6.000% due 06/15/2008                                     432           423
     6.328% due 02/01/2018 (d)                                 172           168
     4.500% due 03/15/2021                                      52            47
     6.750% due 08/15/2021                                   1,000           986
     3.500% due 12/15/2022                                      10             7
     6.500% due 12/15/2023                                      46            42
     6.500% due 03/15/2024                                     107            94
     6.900% due 04/15/2026                                   1,035         1,022
     8.000% due 06/15/2026                                      70            71
     6.500% due 05/15/2027                                      73            66
     7.000% due 01/15/2028                                     150           131
     6.000% due 10/15/2028                                     153           131
Federal National Mortgage Assn.
     6.900% due 08/25/2011                                     100            97
     6.500% due 02/25/2019                                   1,044         1,035
     7.750% due 08/25/2022                                      63            64
     7.500% due 03/25/2023                                      96            94
     7.625% due 04/25/2023 (d)                                  25            26
     6.500% due 09/25/2023                                      36            32
     6.750% due 09/25/2023                                      53            47
     7.000% due 09/25/2023                                      16            15
     6.500% due 10/25/2023                                     217           199
     6.500% due 12/25/2023                                     170           143
     7.100% due 12/25/2023                                      41            39
     7.020% due 04/18/2028 (d)                                 124           124
General Electric Capital Mortgage Services, Inc.
     7.000% due 01/25/2028                                     100            92
     6.750% due 06/25/2028                                     200           188
Government National Mortgage Assn.
     7.500% due 12/20/2022                                     149           149
Norwest Asset Securities Corp.
     6.250% due 01/25/2029                                     174           162
PNC Mortgage Securities Corp.
     6.750% due 09/25/2028                                   1,099         1,036
Residential Accredit Loans, Inc.
     7.000% due 01/25/2028                                     386           384
Superannuation Members Home Loans Global Fund
     6.915% due 06/15/2026 (d)                                 300           300
Vendee Mortgage Trust
     7.750% due 05/15/2022                                      38            38
                                                                        --------
                                                                           8,624
                                                                        ========
Federal Home Loan Mortgage Corporation 3.1%
     5.500% due 02/01/2001                                     154           151
     6.000% due 10/01/2024                                     150           142
     7.000% due 02/01/2027                                     113           111
     7.556% due 11/01/2028 (d)                                 107           109
                                                                        --------
                                                                             513
                                                                        ========
Federal National Mortgage Association 22.4%
     5.805% due 10/01/2028 (d)                                 494           476
     6.000% due 10/01/2099                                     700           654
     6.483% due 11/01/2018 (d)                                  43            43
     7.500% due 12/01/2099                                   2,000         1,995
     7.519% due 05/01/2023 (d)                                 168           169
     9.000% due 01/01/2020                                     304           317
                                                                        --------
                                                                           3,654
                                                                        ========

Government National Mortgage Association 44.9%
     6.375% due 03/20/2027 (d)                                   9             9
     6.750% due 07/20/2022-07/20/2025 (c)(d)                   538           543
     7.125% due 12/20/2021-11/20/2026 (c)(d)                   392           395
     7.375% due 03/20/2016-01/20/2027 (c)(d)                 1,326         1,335
     7.500% due 05/15/2027-08/15/2027 (c)                      124           124
     8.000% due 12/15/2099                                   4,450         4,529
     8.500% due 12/31/2099                                     400           411
                                                                        --------
                                                                           7,346
                                                                        ========
Stripped Mortgage-Backed Securities 1.0%
Federal National Mortgage Association (IO)
     6.500% due 07/25/2007                                      59             3
Federal National Mortgage Association (PO)
     0.000% due 07/25/2022                                     264           162
                                                                        --------
                                                                             165
                                                                        --------
Total Mortgage-Backed Securities                                          20,302
(Cost $20,119)                                                          ========

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 2.8%
--------------------------------------------------------------------------------
Bayview Financial Acquisition Trust
     7.011% due 07/25/2030 (d)                                197            197
MLCC Mortgage Investors, Inc.
     6.998% due 03/15/2025 (d)                                253            254
                                                                        --------
Total Asset-Backed Securities                                                451
(Cost $450)                                                             ========

--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.1%
--------------------------------------------------------------------------------
Technology 0.1%
Clear Channel Communications, Inc.
     1.500% due 12/01/2002                                     10              9
                                                                        --------
Total Convertible Bonds & Notes                                                9
(Cost $10)                                                              ========


--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 18.8%
--------------------------------------------------------------------------------
Commercial Paper 17.0%
Alcoa, Inc.
     6.450% due 12/21/2000                                    200            197
American Electric Power, Inc.
     6.760% due 10/04/2000                                    400            400
AT&T Corp.
     6.510% due 12/13/2000                                    200            197
Conagra, Inc.
     6.670% due 10/04/2000                                    600            600
     6.670% due 11/15/2000                                    300            298
Eastman Kodak Co.
     6.460% due 12/04/2000                                    200            198
General Electric Capital Corp.
     6.470% due 12/20/2000                                    200            197
Ingersoll-Rand Co.
     6.690% due 10/04/2000                                    300            300
KFW International Finance
     6.460% due 12/06/2000                                    300            297
Yorkshire Building Society
     6.490% due 11/14/2000                                    100             99
                                                                        --------
                                                                           2,783
                                                                        ========
Repurchase Agreement 1.7%
State Street Bank
     5.850% due 10/02/2000                                    285            285
     (Dated 9/29/2000. Collateralized by                                --------
     Federal Home Loan Mortgage Corp.
     7.050% due 09/19/2003 valued at $295.
     Repurchase proceeds are $285.)


U.S. Treasury Bills (b) 0.1%
     5.925% due 02/01/2001                                     10             10
                                                                        --------
Total Short-Term Instruments                                               3,078
(Cost $3,077)                                                           ========


                           2000 Semi-Annual Report See accompanying notes    129

Total Return Mortgage Fund
September 30, 2000 (Unaudited)

                                                                           Value
                                                                          (000s)
--------------------------------------------------------------------------------
Total Investments (a) 146.2%                                            $ 23,894
(Cost $23,710)

Other Assets and Liabilities (Net) (46.2%)                               (7,548)
                                                                        --------
Net Assets 100.0%                                                       $ 16,346
                                                                        ========
Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net
unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                          $    229

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                 (45)
                                                                        --------
Unrealized appreciation-net                                             $    184
                                                                        ========
(b) Securities with an aggregate market value of $10 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                              # of    Unrealized
Type                                                     Contracts  Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 10 Year Note (12/2000)                            1       $      0
                                                                        --------
(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Principal amount of the security is adjusted for inflation.


130    PIMCO Funds See accompanying notes

Schedule of Investments

GNMA Fund
September 30, 2000 (Unaudited)

                                                         Principal
                                                            Amount        Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 2.7%
Treasury Inflation Protected Securities (d)
        3.625% due 07/15/2002 (e)                        $     108      $    108
        3.625% due 01/15/2008                                  107           104
                                                                        --------
Total U.S. Treasury Obligations                                              212
(Cost $213)                                                             ========


--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 92.6%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 69.8%
ABN AMRO Mortgage Corp.
        6.750% due 04/25/2029                                  221           161
Countrywide Home Loans
        6.500% due 02/25/2009                                  338           336
Federal Home Loan Mortgage Corp.
        6.750% due 03/15/2019                                  381           380
Federal Housing Administration
        7.430% due 03/01/2022                                  164           165
        8.130% due 09/01/2040                                   90            90
        8.137% due 09/01/2040                                  385           385
Federal National Mortgage Assn.
        7.000% due 05/25/2006                                  126           125
        6.000% due 11/18/2017                                  158           156
        6.500% due 02/25/2019                                1,740         1,725
        6.000% due 03/25/2020                                1,179         1,167
        6.500% due 09/25/2023                                  283           247
General Electric Capital Mortgage
Services, Inc.
        6.750% due 06/25/2028                                   50            47
Residential Accredit Loans, Inc.
        7.000% due 01/25/2028                                  598           595
                                                                        --------
                                                                           5,579
                                                                        ========
Federal National Mortgage Association 0.8%
        9.000% due 07/01/2018                                   65            67
                                                                        --------
Government National Mortgage Association 22.0%
        6.750% due 07/20/2018-08/20/2025 (b)(c)                321           325
        7.125% due 12/20/2017 (b)                               87            88
        7.375% due 05/20/2016-02/20/2026 (b)(c)              1,200         1,212
       11.250% due 07/20/2015                                  119           128
                                                                        --------
                                                                           1,753
                                                                        ========
Stripped Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp. (IO)
        0.000% due 05/15/2010                                  139             1
                                                                        --------
Total Mortgage-Backed Securities                                           7,400
(Cost $7,429)                                                           ========

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 0.9%
--------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp.
        6.620% due 09/25/2009                                   59            58
The Money Store Home Equity Trust
        6.345% due 11/15/2021 (b)                               18            18
                                                                        --------
Total Asset-Backed Securities                                                 76
(Cost $76)                                                              ========


--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 5.8%
--------------------------------------------------------------------------------
Commercial Paper 2.5%
Alcoa, Inc.
        6.450% due 12/21/2000                                  200           197
                                                                        --------
Repurchase Agreement 3.3%
State Street Bank
        5.850% due 10/02/2000                                  266           266
        (Dated 9/29/2000. Collateralized by
        Federal Home Loan Mortgage Corp.
        7.050% due 09/19/2003 valued at $275.
        Repurchase proceeds are $266.)

                                                                        --------
Total Short-Term Instruments                                                 463
(Cost $463)                                                             ========


Total Investments (a) 102.0%                                            $  8,151
(Cost $8,181)

Other Assets and Liabilities (Net) (2.0%)                                  (161)
                                                                        --------

Net Assets 100.0%                                                       $  7,990
                                                                        ========


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net
unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                          $     52

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                            (82)
                                                                        --------
Unrealized depreciation-net                                             $   (30)
                                                                        ========

(b) Variable rate security. The rate listed is as of September 30, 2000.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Principal amount of the security is adjusted for inflation.

(e) Subject to financing transaction.

                           2000 Semi-Annual Report See accompanying notes    131

Schedule of Investments

Real Return Bond Fund
September 30, 2000 (Unaudited)
                                                         Principal
                                                            Amount       Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 50.4%
--------------------------------------------------------------------------------
Banking & Finance 29.8%
Allied Irish Banks
     7.030% due 09/07/2006 (d)                             $ 1,200       $ 1,205
Allstate Financial Global Funding
     7.130% due 09/26/2005                                   2,500         2,501
Associates Corp. of North America
     6.780% due 08/27/2001 (d)                               1,500         1,504
     6.960% due 05/08/2003 (d)                               1,500         1,499
AT&T Capital Corp.
     7.110% due 09/13/2001 (d)                                 500           501
     7.010% due 04/23/2002 (d)                               1,000         1,003
Bank One Corp.
     6.900% due 09/26/2003 (d)                               5,000         4,997
Bear Stearns Co., Inc.
     7.090% due 08/01/2002 (d)                                 500           501
     7.130% due 03/28/2003 (d)                               6,000         6,000
     7.050% due 09/21/2004 (d)                               1,000           999
Chase Manhattan Corp.
     6.960% due 12/10/2001 (d)                                 500           504
CIT Group, Inc.
     6.750% due 05/14/2001                                   1,000         1,000
Citigroup, Inc.
     6.710% due 09/17/2001 (d)                                 335           336
Dime Bancorp, Inc.
     7.000% due 07/25/2001                                   4,225         4,206
Donaldson, Lufkin & Jenrette, Inc.
     6.760% due 04/25/2003 (d)                               7,500         7,497
DQE Capital Corp.
     7.230% due 01/15/2002 (d)                               1,000         1,000
Export-Import Bank Korea
     6.500% due 11/15/2006                                   2,500         2,435
Finova Capital Corp.
     7.340% due 11/08/2002 (d)                               2,800         2,277
First Union Corp.
     7.550% due 08/18/2005                                  10,000        10,129
Florida Windstorm
     6.700% due 08/25/2004                                     500           494
Ford Motor Credit Corp.
     6.990% due 07/16/2002 (d)                               1,000         1,002
     6.810% due 02/13/2003 (d)                                 350           350
     6.950% due 06/20/2003 (d)                              15,500        15,511
General Motors Acceptance Corp.
     6.910% due 12/15/2000 (d)                               1,500         1,500
     6.920% due 07/20/2002                                   6,475         6,475
     6.860% due 12/09/2002 (d)                               2,000         2,002
Gold Eagle Capital Ltd.
     9.000% due 04/15/2001                                   1,000           999
    12.130% due 04/15/2001                                   2,440         2,440
Heller Financial, Inc.
     7.060% due 02/05/2001                                     400           400
     6.890% due 04/26/2002 (d)                                 250           250
     6.500% due 07/22/2002                                   1,000           989
     7.500% due 08/23/2002                                   5,700         5,739
     6.970% due 04/28/2003 (d)                               3,000         2,987
Household Finance Corp.
     7.090% due 08/06/2002 (d)                               2,000         2,006
J.P. Morgan & Co.
     8.080% due 02/15/2012                                   3,470         3,002
Juno Reinsurance
    10.370% due 06/26/2002 (d)                                 750           728
Korea Development Bank
     5.890% due 03/01/2002 (d)                                 500           471
     8.290% due 06/16/2003 (d)                                 500           490
Lehman Brothers Holdings, Inc.
     9.880% due 10/15/2000                                     250           250
     6.130% due 02/01/2001                                   2,600         2,592
     7.680% due 04/02/2002 (d)                                 500           504
     6.970% due 06/03/2002 (d)                               2,500         2,498
     7.530% due 07/15/2002 (d)                                 600           605
     6.970% due 09/03/2002 (d)                               2,000         1,999
MBNA America Bank NA
     6.970% due 04/25/2002 (d)                                 500           499
Merrill Lynch & Co.
     6.790% due 11/01/2001 (d)                           $   3,000      $  3,003
     7.090% due 02/08/2002 (d)                                 400           401
     6.920% due 02/04/2003 (d)                               2,000         1,999
     6.990% due 08/01/2003 (d)                               4,000         4,002
Monumental Global Funding II
     6.910% due 09/26/2003 (d)                               2,000         2,000
Morgan Stanley, Dean Witter, Discover
and Co.
     6.840% due 12/17/2001 (d)                                 300           300
     6.880% due 04/15/2002 (d)                               1,000         1,001
     6.890% due 02/21/2003 (d)                               1,500         1,503
     6.850% due 03/11/2003 (d)                               2,000         1,997
National Westminster Bank
     7.160% due 09/16/2002 (d)                               3,500         3,514
NeHi, Inc.
    11.310% due 06/09/2003 (d)                               4,000         4,020
Old Kent Bank
     7.460% due 11/01/2005 (d)                               1,000           999
Pemex Finance Ltd.
     6.130% due 11/15/2003                                     433           426
Protective Life Funding Trust
     7.090% due 01/17/2003 (d)                               1,000           999
Prudential Funding Corp.
     6.960% due 10/18/2001 (d)                               3,000         3,005
     6.380% due 07/23/2006                                   2,000         1,901
PS Colorado Credit Corp.
     7.480% due 05/30/2002 (d)                               1,300         1,299
Qwest Capital Funding, Inc.
     7.200% due 07/08/2002 (d)                               1,000         1,001
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002 (d)                               2,797         2,764
     6.960% due 04/28/2003 (d)                               3,000         3,001
Seismic Ltd.
    11.270% due 01/01/2002 (d)                               2,500         2,500
Textron Financial Corp.
     6.960% due 10/26/2001 (d)                               2,500         2,505
     7.030% due 09/17/2002 (d)                               5,000         5,006
     7.150% due 12/09/2002 (d)                               4,000         4,001
Toyota Motor Credit Corp.
     7.320% due 02/15/2002 (d)                                 400           393
                                                                        --------
                                                                         160,416
                                                                        ========
Industrials 11.0%
AIC Corp.
     6.150% due 10/02/2002 (d)                                 250           249
Alpha Wind
    11.320% due 05/23/2001 (d)                               1,500         1,500
Arrow Electronics, Inc.
     7.440% due 11/24/2000 (d)                               1,500         1,500
Atlas Air, Inc.
    10.470% due 10/04/2004 (d)                               4,400         4,400
Columbia/HCA Healthcare
     8.160% due 09/19/2002 (d)                               8,000         8,000
Cox Enterprises, Inc.
     7.610% due 05/01/2033 (d)                               2,000         1,999
DaimlerChrysler Holdings
     7.000% due 08/16/2004 (d)                               5,000         5,008
Delta Air Lines, Inc.
     8.540% due 01/02/2007                                   3,932         4,042
Enron Corp.
     7.110% due 09/10/2001 (d)                               2,500         2,500
     8.000% due 08/15/2005                                   3,000         3,046
Global Crossing Ltd.
     6.000% due 10/15/2013                                   1,250         1,155
Packaging Corp. of America
     8.630% due 06/20/2007                                      37            37
Petroleos Mexicanos
     9.500% due 09/15/2027                                   4,750         4,904
Philip Morris Cos., Inc.
     9.000% due 01/01/2001                                   1,000         1,002
     7.250% due 09/15/2001                                   1,000           995
Raytheon Co.
     5.950% due 03/15/2001                                   4,000         3,971
     7.020% due 08/10/2001 (d)                               1,600         1,601
Staples, Inc.
     7.670% due 11/26/2001 (d)                               2,000         2,000

132    PIMCO Funds See accompanying notes

                                                         Principal
                                                            Amount         Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
Tyco International Group SA
     7.370% due 03/05/2001 (d)                        $      2,000      $  2,002
United Air Lines, Inc.
     6.890% due 12/02/2002 (d)                               1,189         1,182
Vodafone AirTouch PLC
     6.860% due 12/19/2001 (d)                               6,500         6,509
Waste Management, Inc.
     7.100% due 08/01/2026                                   1,500         1,450
                                                                        --------
                                                                          59,052
                                                                        ========
Utilities 9.6%
Coastal Corp.
     7.330% due 07/21/2003 (d)                               5,000         5,012
Commonwealth Edison Co.
     7.160% due 09/30/2002 (d)                               1,000         1,000
Deutsche Telekom AG
     7.750% due 06/15/2005                                  10,000        10,247
Dominion Resources, Inc.
     7.600% due 07/15/2003                                   5,000         5,054
Entergy Gulf States, Inc.
     8.040% due 06/02/2003 (d)                               2,500         2,502
Hawaiian Electric Industries, Inc.
     7.780% due 04/15/2003 (d)                               2,000         2,002
Hughes Electric
     7.560% due 10/23/2000                                   3,500         3,501
Nabors Industries, Inc.
     0.000% due 06/20/2020                                   5,000         3,488
National Rural Utilities Cooperative
     6.880% due 05/31/2002 (d)                               1,900         1,899
Oneok, Inc.
     7.390% due 04/24/2002 (d)                               2,000         2,002
Public Service Enterprise Group, Inc.
     7.040% due 06/15/2001                                     500           500
Scana Corp.
     7.210% due 02/08/2002 (d)                               1,900         1,901
     7.380% due 07/15/2002 (d)                               3,900         3,905
Sierra Pacific Resources
     7.390% due 04/20/2002 (d)                               1,000         1,000
     7.340% due 04/20/2003 (d)                               2,000         2,001
Sprint Capital Corp.
     6.970% due 11/15/2001 (d)                               1,000         1,000
     7.010% due 06/10/2002 (d)                               3,000         3,001
Texas Utilities Co.
     7.210% due 06/25/2001 (d)                               1,300         1,299
     7.590% due 09/24/2001 (d)                                 500           503
                                                                        --------
                                                                          51,817
                                                                        --------
Total Corporate Bonds & Notes                                            271,285
(Cost $270,393)                                                         ========


--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 1.0%
--------------------------------------------------------------------------------
Florida 0.7%
Tampa Florida Utility Tax & Special
Revenue Bond,
(AMBAC Insured), Series 2000
6.000% due 10/01/2004                                        3,580         3,701
                                                                        --------
New Mexico 0.1%
New Mexico Mortgage Finance Authorities Revenue
Bonds,
(GNMA, FNMA, FHLMC Insured), Series 1997
7.000% due 07/01/2006                                          350           351
                                                                        --------
New York 0.0%
New York City Municipal Bond, Series 1997
6.960% due 08/01/2002 (d)                                       76            76
                                                                        --------
Ohio 0.2%
Hamilton Ohio School Districts Gas Supply Revenue
Bonds,
Northern Ohio, (MBIA Insured), Series
1999
6.910% due 08/01/2001                                        1,500         1,504
                                                                        --------
Total Municipal Bonds & Notes                                              5,632
(Cost $5,645)                                                           ========


--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 1.3%
--------------------------------------------------------------------------------
Federal Farm Credit Bank
     6.360% due 02/14/2002 (d)                           $     600      $    591
Federal Home Loan Bank
     7.270% due 02/15/2002 (d)                               2,485         2,454
Federal National Mortgage Association
     7.860% due 03/13/2002 (d)                               2,000         1,972
Student Loan Marketing Assn.
     6.480% due 07/25/2004 (d)                                  70            70
     6.830% due 10/25/2004 (d)                                  80            80
     6.920% due 04/25/2006 (d)                               1,505         1,499
     6.700% due 01/25/2007 (d)                                 292           292
                                                                        --------
Total U.S. Government Agencies                                             6,958
(Cost $6,943)                                                           ========


--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 129.6%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities
(c)
     3.630% due 07/15/2002 (b)(h)                          187,839       187,781
     3.380% due 01/15/2007 (h)                             145,100       140,340
     3.630% due 01/15/2008 (h)                             211,738       206,909
     3.880% due 01/15/2009 (h)                              43,253        42,902
     4.250% due 01/15/2010                                   1,026         1,048
     3.630% due 04/15/2028 (h)                              54,101        51,431
     3.880% due 04/15/2029                                  66,981        66,563
                                                                        --------
Total U.S. Treasury Obligations                                          696,974
(Cost $694,182)                                                         ========


--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 0.9%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 0.6%
Federal Home Loan Mortgage Corp.
     7.000% due 07/15/2022                                   2,941         2,937
     6.500% due 01/25/2028                                     100            91
Federal National Mortgage Association
     7.060% due 10/25/2008 (d)                                 261           261
     6.500% due 02/25/2029                                     121            86
                                                                        --------
                                                                           3,375
                                                                        ========
Federal Home Loan Mortgage Corporation 0.1%
     7.430% due 12/01/2020-02/01/2023 (d)(i)                   425           426
                                                                        --------

Federal National Mortgage Association 0.1%
     8.520% due 10/01/2024 (d)                                 412           423
                                                                        --------

Other Mortgage-Backed Securities 0.1%
CMC Securities Corp.
     6.000% due 11/25/2008                                     532           529
                                                                        --------
Total Mortgage-Backed Securities                                           4,753
(Cost $4,773)                                                           ========

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 8.7%
--------------------------------------------------------------------------------
Aesop Funding LLC
     6.570% due 11/20/2006                                  14,000        14,000
AFC Home Equity Loan Trust
     6.840% due 03/25/2027 (d)                                 201           201
American Residential Eagle Trust
     6.960% due 07/25/2029 (d)                               6,173         6,175
Asset Backed Securities Corp. Home Equity
     6.990% due 06/21/2029 (d)                               5,979         5,998
Conseco Finance
     7.890% due 07/15/2018                                   2,000         2,035
     8.170% due 12/15/2025                                   2,000         2,062
     6.290% due 10/15/2030                                     809           809
Conseco Finance Home Loan Trust
     8.880% due 06/15/2024                                     750           763
Contimortgage Home Equity Loan Trust
     6.020% due 01/25/2014                                     101           100
EQCC Home Equity Loan Trust
     6.870% due 03/20/2029                                     219           219
Huntsman Corp.
     9.750% due 12/31/2005                                   1,000           992
IMC Home Equity Loan Trust
     6.610% due 06/20/2013                                     124           124

                           2000 Semi-Annual Report See accompanying notes    133

Real Return Bond Fund
September 30, 2000 (Unaudited)
                                                         Principal
                                                            Amount         Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
MMCA Automobile Trust
        6.300% due 06/15/2002                         $      1,840  $      1,840
Oakwood Mortgage Investors, Inc.
        6.450% due 11/15/2027                                  359           358
Onyx Acceptance Auto Trust
        6.590% due 09/15/2002                                1,166         1,167
        6.350% due 10/15/2003                                  395           394
Pacific Southwest Bank
        6.060% due 06/15/2002                                    6             6
Premier Auto Trust
        5.500% due 07/09/2001                                   26            26
Residential Funding Mortgage
Securities, Inc.
     10.930% due 06/01/2001                                  4,000         4,000
        5.460% due 07/25/2029                                   43            43
USAA Auto Loan Grantor Trust
        5.800% due 01/15/2005                                  268           267
Voicestream Vendor Facility
        9.660% due 06/30/2009                                5,000         4,963
WMC Mortgage Loan
        6.830% due 03/20/2028 (d)                               83            83
                                                                     -----------
Total Asset-Backed Securities                                             46,625
(Cost $46,510)                                                       ===========

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 0.3%
--------------------------------------------------------------------------------
Central Bank Philippines
        7.940% due 06/01/2008 (d)                            1,778         1,591
United Mexican States Recovery Rights
        0.000% due 06/30/2003                                3,025             0
                                                                     -----------
Total Sovereign Issues                                                     1,591
(Cost $1,616)                                                        ===========

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (c)(f) 1.6%
--------------------------------------------------------------------------------
Caisse D'amort Dette Soc
        3.800% due 07/25/2006                         EC     5,070         4,490
Commonwealth of New Zealand
        4.500% due 02/15/2016                         N$     5,800         2,475
Kingdom of Sweden
        0.000% due 04/01/2004                         SK     7,427           718
Newcourt Credit Group
        7.630% due 06/28/2001                         C$       500           335
United Mexican States
        1.100% due 12/31/2019 (d)                     JY    70,000           635
                                                                     -----------
Total Foreign Currency-Denominated Issues                                  8,653
(Cost $9,324)                                                        ===========

--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Inflation Protected
Securities (OTC)
        Strike @ 96.50 Exp. 01/29/2001                $    100,000             0
                                                                     -----------
Total Purchased Put Options                                                    0
(Cost $33)                                                           ===========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 14.0%
--------------------------------------------------------------------------------
Commercial Paper 11.0%
Alcoa, Inc.
        6.450% due 12/21/2000                                2,100         2,069
Cba (de) Finance
        6.460% due 12/14/2000                                  500           493
Cox Communications
        6.730% due 11/06/2000                                2,000         1,987
CSX Corp.
        6.710% due 12/14/2000                                1,200         1,198
DaimlerChrysler AG
        6.460% due 12/19/2000                                  200           197
Dominion Resources, Inc.
        6.710% due 11/06/2000                                4,000         3,974
        6.710% due 11/16/2000                                4,000         3,966
Edison Midwest
        6.740% due 11/08/2000                                8,300         8,243
Federal Home Loan Mortgage Corp.
        6.440% due 10/12/2000                                7,000         6,987
Gannett Co.
        6.490% due 11/20/2000                                1,000           991
Ingersoll-Rand Co.
        6.700% due 11/08/2000                               13,000        12,910
International Paper Co.
        6.700% due 11/01/2000                                8,800         8,751
Motorola, Inc.
        6.480% due 12/26/2000                                7,000         6,889
Texas Utilities Co.
        6.700% due 10/18/2000                                  500           499
                                                                     -----------
                                                                          59,154
                                                                     ===========
Repurchase Agreements 3.0%
State Street Bank
        5.850% due 10/02/2000                               16,142        16,142
        (Dated 9/29/2000. Collateralized
        by Federal National Mortgage Association
        7.050% due 02/28/2002 valued at $16,467.
        Repurchase proceeds are $16,150.)
                                                                     -----------
Total Short-Term Instruments                                              75,296
(Cost $75,301)                                                       ===========


Total Investments (a) 207.8%                                         $ 1,117,767
(Cost $1,114,720)

Other Assets and Liabilities (Net) (107.8%)                            (579,822)
                                                                     -----------


Net Assets 100.0%                                                    $   537,945
                                                                     ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net
unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                       $     4,706

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (1,659)
                                                                     -----------

Unrealized appreciation-net                                             $  3,047
                                                                     ===========

(b) Securities with an aggregate market value of $862 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                          # of       Unrealized
Type                                                     Contracts  Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 10 Year Note (12/2000)                           200      $    101
EuroBond 10 Year Note Written Put Options (11/2000)            121            44
                                                                     -----------

                                                                        $    145
                                                                     ===========

(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of September 30, 2000.

134    PIMCO Funds See accompanying notes

--------------------------------------------------------------------------------
(e) Foreign forward currency contracts outstanding at September 30, 2000:

                                   Principal
                                      Amount                          Unrealized
                                  Covered by       Settlement      Appreciation/
Type            Currency            Contract            Month     (Depreciation)
--------------------------------------------------------------------------------
Sell                  C$                 560          10/2000        $        5
Sell                  EC               5,284          11/2000                (9)
Buy                   JY              82,319          10/2000               (14)
Sell                                 243,632          10/2000                 3
Buy                                   82,319          11/2000                 0
Sell                  N$               5,688          10/2000               131
Sell                                     539          11/2000                 3
Sell                  SK               6,170          10/2000                12
                                                                     -----------
                                                                      $     131
                                                                     ===========

(f) Principal amount denoted in indicated currency:

   C$ - Canadian Dollar
   EC - Euro
   JY - Japanese Yen
   N$ - New Zealand Dollar
   SK - Swedish Krona

(g) Swap agreements outstanding at September 30, 2000:



                                                                      Unrealized
                                                        Notional   Appreciation/
Type                                                      Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3-month
LIBOR plus 0.470% and pay a fixed rate
equal to 7.750%.

Broker: Morgan Stanley
Exp. 06/15/2005                                        $  10,000        $  (215)

Receive floating rate based on 3-month
LIBOR plus 0.500% and pay a fixed rate
equal to 7.600%.

Broker: Lehman Brothers
Exp. 07/15/2003                                            5,000            (50)

Receive floating rate based on 3-month
LIBOR plus 1.000% and pay to the
counterparty the notional amount of
$5,000 in exchange for shares of Nabors
Industries, Inc. due 06/20/2020 when
the convertible debentures mature.

Broker: Morgan Stanley
Exp. 06/20/2003                                            3,042             (1)

Receive floating rate based on 3-month
LIBOR and pay a fixed rate equal to
7.005%.

Broker: Goldman Sachs
Exp. 08/17/2005                                           10,000           (109)

Receive fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Goldman Sachs
Exp. 11/10/2002                                            1,000              0
                                                                     -----------
                                                                        $  (375)
                                                                     ===========

(h) Subject to financing transaction.

(i) Securities are grouped by coupon or range of coupons and represent a range of maturities.

                           2000 Semi-Annual Report See accompanying notes    135

Schedule of Investments

Foreign Bond Fund
September 30, 2000 (Unaudited)
                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
 ARGENTINA (f)(g) 0.3%
--------------------------------------------------------------------------------

Republic of Argentina
      5.000% due 12/20/2002                     JY     219,000     $     2,041
                                                                   -------------
Total Argentina                                                          2,041
(Cost $1,741)                                                      =============


--------------------------------------------------------------------------------
 ARUBA (f)(g) 0.3%
--------------------------------------------------------------------------------

YTP Finance (Aruba)
      3.500% due 07/18/2012                     JY     200,000           1,901
                                                                   -------------
Total Aruba                                                              1,901
(Cost $1,899)                                                      =============


--------------------------------------------------------------------------------
 AUSTRALIA (f)(g) 3.7%
--------------------------------------------------------------------------------

Bankers Trust Corp.
      6.970% due 06/02/2008 (d)                  $       4,800           4,672
General Electric Capital Funding
      6.750% due 09/15/2007                     A$         750             410
General Motors Acceptance Corp.
      5.020% due 03/25/2002                     EC      10,300           9,080
Registered Australian Mortgage Securities
      4.770% due 09/26/1932 (d)                          4,761           4,203
Torrens Trust
      6.880% due 07/15/2031 (d)                  $       3,211           3,211
                                                                   -------------
Total Australia                                                         21,576
(Cost $22,819)                                                     =============


--------------------------------------------------------------------------------
 AUSTRIA (f)(g) 0.2%
--------------------------------------------------------------------------------

Republic of Austria
      5.500% due 01/15/2010                     EC       1,200           1,052
                                                                   -------------
Total Austria                                                            1,052
(Cost $1,041)                                                      =============


--------------------------------------------------------------------------------
 BELGIUM (f)(g) 0.7%
--------------------------------------------------------------------------------

Kingdom of Belgium
      9.000% due 03/28/2003                     EC           5               5
      6.750% due 11/21/2004 (d)                 BF     183,200           4,215
                                                                   -------------
Total Belgium                                                            4,220
(Cost $6,060)                                                      =============


--------------------------------------------------------------------------------
 BRAZIL (f)(g) 0.2%
--------------------------------------------------------------------------------

Republic of Brazil
      7.880% due 01/01/2001 (d)                  $         148             148
      7.380% due 04/15/2006 (d)                             10               9
     11.250% due 07/26/2007                              1,000           1,004
     14.500% due 10/15/2009                                200             221
                                                                   -------------
Total Brazil                                                             1,382
(Cost $1,325)                                                      =============


--------------------------------------------------------------------------------
 BULGARIA (f)(g) 0.8%
--------------------------------------------------------------------------------

Republic of Bulgaria
      7.750% due 07/28/2011 (d)                  $       2,670           2,023
      2.750% due 07/28/2012 (d)                          1,300             947
      7.750% due 07/28/2024 (d)                          2,600           1,989
                                                                   -------------
Total Bulgaria                                                           4,959
(Cost $4,909)                                                      =============


--------------------------------------------------------------------------------
 CANADA (f)(g) 0.5%
--------------------------------------------------------------------------------

Beneficial Canada, Inc.
      6.350% due 04/01/2002                     C$       3,440           2,292
Commonwealth of Canada
      5.250% due 09/01/2003                                640             419
                                                                   -------------
Total Canada                                                             2,711
(Cost $2,813)                                                      =============


--------------------------------------------------------------------------------
 CAYMAN ISLANDS (f)(g) 2.9%
--------------------------------------------------------------------------------

Banco Nacional de Comercio Exterior, S.N.C
      5.300% due 09/21/2000                     JY     200,000           1,852
Capital Credit Card Corp.
      5.630% due 10/15/2004                     DM       2,800           1,266
Daiwa International Finance Cayman
      5.000% due 12/28/2004                     JY     300,000           2,806
Fuji Finance (Cayman)
      7.290% due 04/15/2010 (d)                  $       1,900           1,894
MBNA American Euro
      4.980% due 05/19/2004 (d)                 EC       8,100           7,465
Sakura Capital Funding
      7.560% due 09/29/2049 (d)                  $       1,600           1,552
                                                                   -------------
Total Cayman Islands                                                    16,835
(Cost $18,212)                                                     =============


--------------------------------------------------------------------------------
 COLOMBIA (f)(g) 0.2%
--------------------------------------------------------------------------------

Republic of Colombia
      3.000% due 12/22/2000                     JY     150,000           1,373
                                                                   -------------
Total Colombia                                                           1,373
(Cost $1,151)                                                      =============


--------------------------------------------------------------------------------
 DENMARK (f)(g) 2.8%
--------------------------------------------------------------------------------

Nykredit
      5.000% due 10/01/2029                     DK      58,900           6,054
Realkredit Danmark Mortgage
      5.000% due 10/01/2029                             25,627           2,633
      6.000% due 10/01/2029                             24,500           2,710
Unikredit Realkredit
      6.000% due 07/01/2029                             20,700           2,291
      5.000% due 10/01/2029                             27,697           2,855
                                                                   -------------
Total Denmark                                                           16,543
(Cost $18,073)                                                     =============


--------------------------------------------------------------------------------
 FRANCE (f)(g) 8.3%
--------------------------------------------------------------------------------

AXA
      2.500% due 01/01/2014                     EC         835             767
France Government Bond (OAT)
      4.000% due 04/25/2009                              8,250           6,622
      5.500% due 04/25/2010                             13,960          12,418
Republic of France
      3.000% due 07/25/2009 (h)(i)                       3,105           2,586
      4.000% due 10/25/2009                             32,950          26,255
                                                                   -------------
Total France                                                            48,648
(Cost $53,005)                                                     =============


--------------------------------------------------------------------------------
 GERMANY (f)(g) 8.8%
--------------------------------------------------------------------------------

Barclays Capital Corp.
      3.250% due 12/20/2000                     DM       2,000             902
Depfa Pfandbriefbank
      4.750% due 07/15/2008                     EC       3,590           2,976
      5.750% due 03/04/2009 (i)                 DM       3,560           3,133
Republic of Germany
      6.000% due 07/04/2007                     EC      22,450          20,661
      5.250% due 01/04/2008                             26,450          23,360
      4.500% due 07/04/2009                                 20              17
      6.250% due 01/04/2024                                680             648
                                                                   -------------
Total Germany                                                           51,697
(Cost $52,483)                                                     =============


--------------------------------------------------------------------------------
 GREECE (f)(g) 3.8%
--------------------------------------------------------------------------------

CSFP Credit
      7.420% due 11/19/2004 (d)(k)               $      19,000          19,171
Hellenic Finance
      2.000% due 07/15/2003                     EC       1,600           1,417
Hellenic Republic
      7.850% due 05/19/2003 (d)                 GD     100,000             270
      7.890% due 06/17/2003 (d)                        107,400             290
     10.240% due 10/23/2003 (d)                        376,000           1,013
                                                                   -------------
Total Greece                                                            22,161
(Cost $22,932)                                                     =============


136 PIMCO Funds See accompanying notes

                                                       Principal
                                                          Amount         Value
                                                          (000s)        (000s)
--------------------------------------------------------------------------------
 ITALY (f)(g) 11.7%
--------------------------------------------------------------------------------

Finmeccanica SpA
      2.000% due 06/08/2005                        EC        544   $       473
First Italian Auto Transaction
      4.820% due 07/01/2008 (d)                            4,800         4,241
Island Finance
      5.490% due 03/30/2015 (d)                            2,819         2,492
Republic of Italy
      4.500% due 05/01/2009                               31,710        26,043
      4.250% due 11/01/2009                                5,560         4,466
      5.500% due 11/01/2010                               13,320        11,733
      6.500% due 11/01/2027                               11,420        10,772
      5.250% due 11/01/2029                               10,520         8,417
                                                                   -------------
Total Italy                                                             68,637
(Cost $71,444)                                                     =============

--------------------------------------------------------------------------------
 JAPAN (f)(g) 2.5%
--------------------------------------------------------------------------------

Government of Japan Ten-Year Bond
      0.900% due 12/22/2008                        JY    907,400         7,751
International Credit  Receivable Japan
      0.750% due 08/25/2005                               50,000           463
International Credit Receivable Japan 1 Tranche A
      0.720% due 11/22/2004 (d)                           56,460           523
      0.650% due 08/25/2005                              230,000         2,130
International Credit Receivable Japan 1 Tranche B
      0.820% due 11/22/2004 (d)                          200,000         1,852
SHL Corp. Ltd.
      0.530% due 12/25/2024 (d)                          121,113         1,122
      0.830% due 12/25/2024 (d)                           76,000           704
                                                                   -------------
Total Japan                                                             14,545
(Cost $14,662)                                                     =============

--------------------------------------------------------------------------------
 MEXICO (f)(g) 1.3%
--------------------------------------------------------------------------------

Petroleos Mexicanos
      8.850% due 09/15/2007                        $       1,040         1,032
      9.380% due 12/02/2008                                1,290         1,329
United Mexican States
      8.750% due 05/30/2002                        BP        270           404
     10.380% due 01/29/2003                        DM      2,575         1,248
      4.000% due 03/11/2004                        JY    130,000         1,205
      9.880% due 02/01/2010                        $       2,250         2,397
                                                                   -------------
Total Mexico                                                             7,615
(Cost $7,849)                                                      =============

--------------------------------------------------------------------------------
 NETHERLANDS (f)(g) 1.1%
--------------------------------------------------------------------------------

Mannesmann Finance BV
      4.750% due 05/27/2009                        EC      3,700         2,903
Tecnost International NV
      6.670% due 06/23/2004 (d)                            1,430         1,275
Telekomunikacja Polska SA
      7.750% due 12/10/2008                        $       2,120         2,045
                                                                   -------------
Total Netherlands                                                        6,223
(Cost $6,856)                                                      =============

--------------------------------------------------------------------------------
 NEW ZEALAND (f)(g) 1.1%
--------------------------------------------------------------------------------

Commonwealth of New Zealand
      4.500% due 02/15/2016 (i)                    N$     15,300         6,530
                                                                   -------------
Total New Zealand                                                        6,530
(Cost $8,639)                                                      =============

--------------------------------------------------------------------------------
 PANAMA (f)(g) 0.2%
--------------------------------------------------------------------------------

Republic of Panama
      8.880% due 09/30/2027                        $       1,100           921
                                                                   -------------
Total Panama                                                               921
(Cost $976)                                                        =============

--------------------------------------------------------------------------------
 PERU (f)(g) 0.3%
--------------------------------------------------------------------------------

Republic of Peru
      4.500% due 03/07/2017 (d)                            2,700         1,691
                                                                   -------------
Total Peru                                                               1,691
(Cost $1,841)                                                      =============

--------------------------------------------------------------------------------
 PHILIPPINES (f)(g) 0.6%
--------------------------------------------------------------------------------

Republic of Philippines
      8.000% due 09/17/2004                        EC      2,420         2,157
      7.940% due 12/01/2009 (d)                    $       1,300         1,131
                                                                   -------------
Total Philippines                                                        3,288
(Cost $3,860)                                                      =============

--------------------------------------------------------------------------------
 POLAND (f)(g) 0.0%
--------------------------------------------------------------------------------

Republic of Poland
      3.500% due 10/27/2024 (d)                    $         105            66
                                                                   -------------
Total Poland                                                                66
(Cost $65)                                                         =============

--------------------------------------------------------------------------------
 PORTUGAL (f)(g) 1.6%
--------------------------------------------------------------------------------

Portugal Government
      3.950% due 07/15/2009                        EC     11,770         9,261
                                                                   -------------
Total Portugal                                                           9,261
(Cost $11,042)                                                     =============

--------------------------------------------------------------------------------
 SOUTH KOREA (f)(g) 1.7%
--------------------------------------------------------------------------------

Export-Import Bank Korea
      7.250% due 06/25/2001                        $       1,945         1,937
      6.500% due 02/10/2002                                  800           789
Korea Development Bank
      4.800% due 05/14/2001 (d)                    DM      7,310         3,270
      2.770% due 05/21/2001                        JY    400,000         3,778
      1.880% due 02/13/2002                               13,000           120
                                                                   -------------
Total South Korea                                                        9,894
(Cost $10,158)                                                     =============

--------------------------------------------------------------------------------
 SPAIN (f)(g) 3.2%
--------------------------------------------------------------------------------

Kingdom of Spain
      5.150% due 07/30/2009 (i)                    EC     21,730        18,714
                                                                   -------------
Total Spain                                                             18,714
(Cost $22,578)                                                     =============

--------------------------------------------------------------------------------
 SUPRANATIONAL (f)(g) 2.2%
--------------------------------------------------------------------------------

Eurofima
      4.750% due 07/07/2004                        SK     60,900         6,149
      5.000% due 10/01/2029                               32,859         3,381
European Investment Bank
      5.380% due 08/28/2007                        NK      2,400           244
International Bank for Reconstruction & Development
      7.250% due 04/09/2001                        N$      6,400         2,613
World Bank
     10.250% due 04/11/2002                        PP     31,000           624
                                                                   -------------
Total Supranational                                                     13,011
(Cost $15,979)                                                     =============

--------------------------------------------------------------------------------
 SWEDEN (f)(g) 0.5%
--------------------------------------------------------------------------------

Kingdom of Sweden
     13.000% due 06/15/2001                        SK     11,200         1,230
      0.000% due 04/01/2004                               19,097         1,845
                                                                   -------------
Total Sweden                                                             3,075
(Cost $3,575)                                                      =============

--------------------------------------------------------------------------------
 TUNISIA (f)(g) 0.2%
--------------------------------------------------------------------------------

Banque Centrale De Tunisie
      7.500% due 08/06/2009                        EC      1,500         1,356
                                                                   -------------
Total Tunisia                                                            1,356
(Cost $1,525)                                                      =============

                              2000 Semi-Annual Report See accompanying notes 137

Foreign Bond Fund

September 30, 2000 (Unaudited)
                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
 UNITED KINGDOM (f)(g) 6.4%
--------------------------------------------------------------------------------

Abbey National Treasury Service
      7.630% due 12/30/2002                     BP       1,770     $     2,678
      5.250% due 01/21/2004                              2,670           3,811
Bank of Scotland Capital Fund
      8.120% due 03/31/2049                                850           1,254
Halifax Group Euro Finance
      7.630% due 12/29/2049 (d)                 EC       1,040             918
Halifax Group Sterling Finance
      7.880% due 12/29/2049 (d)                 BP       3,960           6,283
HAUS Ltd.
      5.010% due 12/10/2037 (d)                 EC       8,500           7,505
International Credit Receivable
      5.390% due 03/15/2010                     JY       1,800           1,589
Lloyds TSB Capital
      7.380% due 02/07/2049                                500             445
SCCR Series 1 Ltd.
      5.020% due 12/15/2031                              2,041           1,806
Polestar Corp. PLC
     10.500% due 05/30/2008                     BP         170             188
United Kingdom Gilt
      5.750% due 12/07/2009                              7,150          10,980
                                                                   -----------
Total United Kingdom                                                    37,457
(Cost $39,831)                                                     ===========

--------------------------------------------------------------------------------
 UNITED STATES (f)(g) 97.2%
--------------------------------------------------------------------------------
Asset-Backed Securities 6.7%
AES Corp.
      8.690% due 05/19/2001                      $       1,500           1,500
AFC Home Equity Loan Trust
      6.840% due 03/25/2027 (d)                            805             806
Americredit Automobile Receivable Trust
      5.880% due 12/05/2003                                216             215
Amresco Residential Securities Mortgage Loan Trust
      7.090% due 06/25/2029 (d)                          5,354           5,373
Banc One Auto Grantor Trust
      6.270% due 11/20/2003                                272             271
      6.290% due 07/20/2004                                466             463
Bayview Financial Acquisition Trust
      7.170% due 02/25/2029 (d)                            352             352
Chase Manhattan Grantor Trust
      6.610% due 09/15/2002                                141             141
Conseco Finance
      6.990% due 10/15/2031 (d)                          1,278           1,281
Contimortgage Home Equity Loan Trust
      6.790% due 10/15/2012 (d)                            212             212
      6.010% due 12/25/2013                              3,780           3,761
EQCC Home Equity Loan Trust
      5.770% due 03/20/2029                              1,664           1,655
      6.870% due 03/20/2029                                437             437
Nissan Auto Receivables Grantor Trust
      5.450% due 04/15/2004                              1,688           1,674
Providian Gateway Master Trust
      6.840% due 03/15/2007                              5,800           5,800
Providian Home Equity Loan Trust
      6.910% due 06/25/2025 (d)                          4,043           4,047
PSB Lending Home Loan Owner Trust
      6.830% due 05/20/2018                              1,630           1,619
Residential Funding Mortgage Securities, Inc.
     10.930% due 06/01/2001 (d)                          7,100           7,100
USAA Auto Loan Grantor Trust
      5.800% due 01/15/2005                                724             720
Voicestream
      9.660% due 02/15/2009                              2,000           1,995
                                                                   -----------
                                                                        39,422
                                                                   ===========
Corporate Bonds & Notes 19.6%
Abbey National Capital Trust I
      8.960% due 12/29/2049                              2,000           2,011
AESOP Funding II LLC
      6.220% due 10/20/2001                                567             567
Allegheny Energy Supply
      7.510% due 05/01/2002 (d)                          2,900           2,900
Alpha Wind
     11.320% due 05/23/2001 (d)                          2,000           2,000
Associates Corp. of North America
      6.780% due 08/27/2001 (d)                          5,000           5,013
AT&T Capital Corp.
      7.010% due 04/23/2002 (d)                            675             677
Bancomext Trust Division
      8.000% due 08/05/2003                                390             390
Bear Stearns Co., Inc.
      7.130% due 03/28/2003 (d)                          2,670           2,670
Beckman Instruments, Inc.
      7.100% due 03/04/2003                                344             334
Capital One Bank
      7.090% due 07/28/2003 (d)                         12,000          12,045
CMS Energy Corp.
      8.130% due 05/15/2002                                546             542
DaimlerChrysler Holdings
      6.960% due 08/23/2002 (d)                          3,900           3,914
DQE Capital Corp.
      7.230% due 01/15/2002 (d)                            800             800
Finova Capital Corp.
      6.910% due 06/18/2003 (d)                          5,700           4,988
Ford Motor Credit Corp.
      1.000% due 12/22/2003                     JY     107,000             984
      7.080% due 07/19/2004 (d)                  $       2,800           2,803
      1.200% due 02/07/2005                     JY     619,000           5,641
General Motors Acceptance Corp.
      7.020% due 04/05/2004 (d)                  $       2,800           2,796
      7.020% due 04/05/2004 (d)                         16,420          16,399
      6.880% due 09/09/2004                     BP       4,080           6,040
      1.250% due 12/20/2004                     JY     208,000           1,912
Gold Eagle Capital Ltd.
     12.130% due 04/15/2001                      $       2,500           2,500
Goldman Sachs Group
      7.220% due 02/19/2004 (d)                          1,430           1,452
Household Finance Corp.
      5.130% due 06/24/2009 (i)                 EC       4,900           3,901
International Game Technology
      7.880% due 05/15/2004                      $       1,700           1,670
J.P. Morgan & Co.
      8.080% due 02/15/2012 (d)                          6,780           5,865
Jones Intercable, Inc.
      8.880% due 04/01/2007                                427             448
KBC Bank Fund Trust IV
      8.220% due 11/29/2049                     EC       2,800           2,509
Lehman Brothers Holdings, Inc.
      6.700% due 11/30/2006 (d)                  $         848             784
MGM Grand, Inc.
      6.950% due 02/01/2005                                180             173
NeHi, Inc.
     11.310% due 06/09/2003 (d)                          2,000           2,010
Protective Life Funding Trust
      7.090% due 01/17/2003 (d)                          1,200           1,198
Salomon, Smith Barney Holdings
      3.650% due 02/14/2002 (d)(i)                      13,189          13,033
      6.910% due 02/11/2003 (d)                            400             400
Sprint Capital Corp.
      5.880% due 05/01/2004                                690             662
Texas Utilities Co.
      7.590% due 09/24/2001 (d)                          2,600           2,614
                                                                   -----------
                                                                       114,645
                                                                   ===========
Mortgage-Backed Securities 50.0%
Bank of America Mortgage Securities, Inc.
      6.500% due 05/25/2029                                299             281
Chase Mortgage Finance Corp.
      6.550% due 08/25/2028                              2,407           2,387
Citicorp Mortgage Securities, Inc.
      6.500% due 07/25/2028                              2,184           2,161
      6.500% due 03/25/2029                                140             129
Crusade Global Trust
      7.010% due 05/15/2021 (d)                         14,400          14,436

138 PIMCO Funds See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------

Federal Home Loan Mortgage Corp.
      6.000% due 03/15/2008                      $         773     $       766
      8.270% due 06/01/2022 (d)                          1,124           1,131
      8.400% due 08/01/2022 (d)                            675             693
      9.050% due 06/15/2019                                 55              57
Federal National Mortgage Assn
      8.500% due 07/01/2021 (d)                            794             820
      7.420% due 11/01/2022 (d)                            848             875
      7.580% due 01/01/2023 (d)                          1,305           1,345
      8.120% due 08/01/2023 (d)                            991           1,020
General Electric Capital Mortgage Services, Inc.
      6.250% due 07/25/2029                                500             483
Government National Mortgage Assn
      6.000% due 04/20/1930-10/23/2030 (d)(e)          404,388         194,802
      7.000% due 04/20/1930-05/20/2030 (d)(e)            8,209           4,804
      7.130% due 11/20/2021 (d)                            537             541
      7.380% due 05/20/2022 (d)                             49              50
      6.750% due 07/20/2022 (d)                            548             554
      6.750% due 09/20/2022 (d)                            360             364
      7.380% due 05/20/2023 (d)                            541             545
      6.750% due 07/20/2023 (d)                            294             297
      6.750% due 07/20/2023 (d)                            607             613
      6.750% due 08/20/2023 (d)                            272             275
      6.750% due 09/20/2023 (d)                          1,611           1,627
      6.750% due 09/20/2023 (d)                            709             716
      7.130% due 10/20/2023 (d)                          2,977           2,999
      7.130% due 10/20/2024 (d)                            240             242
      7.380% due 04/20/2025 (d)                            178             179
      6.750% due 07/20/2025 (d)                          3,990           4,029
      6.750% due 09/20/2025 (d)                            764             771
      7.130% due 12/20/2025 (d)                            292             294
      6.750% due 09/20/2026 (d)                            625             631
      7.380% due 04/20/2027 (d)                          1,518           1,529
      6.500% due 10/21/2029                             23,450          22,585
Independent National Mortgage Corp.
      9.140% due 11/25/2024 (d)                              2               2
Medallion Trust
      6.960% due 07/12/2031 (d)                          5,497           5,497
Morgan Stanley Mortgage Trust
      8.150% due 07/20/2021                                  1               1
Prudential Home Mortgage Securities
      6.800% due 05/25/2024                                464             388
Residential Funding Mortgage Securities, Inc.
      6.500% due 06/25/2029                              1,276           1,055
      7.090% due 05/12/2032 (d)                         14,854          14,854
Sasco Floating Rate Commercial Mortgage
      7.020% due 11/20/2001 (d)                          2,802           2,807
Structured Asset Mortgage Investments, Inc.
      6.580% due 06/25/2029 (d)                          3,038           2,912
                                                                   -------------
                                                                       292,547
                                                                   =============
Municipal Bonds & Notes 0.1%
Massachusetts State Turnpike Authority Metro Highway
System Revenue Bonds, (MBIA Insured), Series 1997
      5.000% due 01/01/2037                              1,000             873

U.S. Government Agencies 3.7%
Federal Home Loan Bank
      7.270% due 02/15/2002 (d)                         14,000          13,825
Federal National Mortgage Assn
      6.500% due 07/10/2002 (i)                 A$      14,100           7,617
                                                                   -------------
                                                                        21,442
                                                                   =============
U.S. Treasury Obligations 15.9%
Treasury Inflation Protected Securities (h)
      3.630% due 07/15/2002 (b)                  $      87,332          87,305
U.S. Treasury Bond
      6.250% due 08/15/2023                              5,400           5,501
                                                                   -------------
                                                                        92,806
                                                                   =============

                                                        Shares
Preferred Security 1.1%
DG Funding Trust
      9.060% due 12/29/2049 (d)                              1           6,416
                                                                   -------------
Total United States                                                    568,151
(Cost $571,535)                                                    =============

--------------------------------------------------------------------------------
 PURCHASED PUT OPTIONS 2.7%
--------------------------------------------------------------------------------

Eurodollar March Futures (CME)
      Strike @ 90.75 Exp. 03/19/2000                   200,000               1
General National Mortgage Assn. (OTC)
      6.000% due 10/20/2030
      Strike @ 85.84 Exp. 11/13/2000                   192,700               2
General National Mortgage Assn. (OTC)
      6.500% due 11/23/2030
      Strike @ 89.359 Exp. 11/13/2000                  114,950               1
Interest Rate Swap (OTC)
      Strike @ 7.500% Exp. 04/29/2002                   11,200             232
U.S. Treasury Inflation Protected Securities (OTC)
      3.625% due 07/15/2002
      Strike @ 96.50 Exp. 01/29/2001                    77,240               0
U.S. Treasury Note (OTC)
      5.625% due 05/15/2008
      Strike @ 105.44 Exp. 11/01/2000                  102,100           7,283
U.S. Treasury Note (OTC)
      6.000% due 08/15/2009
      Strike @ 110.09 Exp. 11/06/2000                   53,160           4,991
U.S. Treasury Note (OTC)
      6.375% due 04/30/2002
      Strike @ 103.125 Exp. 11/01/2000                 119,800           3,187
                                                                   -------------
Total Purchased Put Options                                             15,697
(Cost $17,168)                                                     =============

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 12.7%
--------------------------------------------------------------------------------

Commercial Paper 12.7%
Abbey National PLC
      6.520% due 11/03/2000                      $       1,400           1,392
American Electric Power, Inc.
      6.700% due 10/18/2000-11/01/2000 (e)               5,400           4,684
AT&T Corp.
      6.500% due 11/08/2000                                900             894
      6.470% due 11/29/2000                              8,500           8,407
Bank One Corp.
      6.540% due 10/31/2000                              9,500           9,449
Coca-Cola Co.
      6.490% due 12/13/2000                                300             296
Conagra, Inc.
      6.680% due 10/27/2000                              1,100           1,095
      6.670% due 11/15/2000-11/16/2000 (e)               6,600           5,356
DaimlerChrysler AG
      6.500% due 10/25/2000                              3,000           2,988
Edison Midwest
      6.750% due 11/01/2000                              8,900           5,668
      6.730% due 11/15/2000                              1,300           1,289
Gannett Co.
      6.490% due 11/08/2000                              2,900           2,881
General Electric Capital Corp.
      6.470% due 12/13/2000                                600             592
Honeywell, Inc.
      6.510% due 11/21/2000                              1,000             991
Houston Industries
      6.820% due 10/04/2000                                900             900
      6.770% due 10/18/2000                              5,000           4,985
Infinity Broadcasting Corp.
      6.720% due 11/09/2000                              2,000           1,986
      6.700% due 11/16/2000                              3,800           3,768
International Paper Co.
      6.700% due 10/05/2000                              1,100           1,099
      6.720% due 10/10/2000                              4,400           4,393
      6.700% due 11/01/2000                              4,100           4,077
Minnesota Mining & Manufacturing
      6.470% due 11/28/2000                              1,200           1,187
Nike, Inc.
      6.490% due 10/10/2000                                500             499
Swedbank, Inc.
      6.570% due 10/18/2000                              1,200           1,196
Texas Utilities Co.
      6.700% due 10/18/2000                              1,800           1,795
Yorkshire Building Society
      6.470% due 12/20/2000                              2,200           2,168
                                                                   -------------
                                                                        74,035
                                                                   =============

                              2000 Semi-Annual Report See accompanying notes 139

Foreign Bond Fund

September 30, 2000 (Unaudited)
                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
U.S. Treasury Bills (b) 0.0%
      6.470% due 02/01/2001                      $          20     $        20
                                                                   -------------
Total Short-Term Instruments                                            74,055
(Cost $74,062)                                                     =============


Total Investments (a) 180.7%                                       $ 1,057,286
(Cost $1,092,108)

Written Options (c) (0.2%)                                              (1,096)
(Premiums $855)

Other Assets and Liabilities (Net) (80.5%)                            (471,121)
                                                                   -------------

Net Assets 100.0%                                                  $   585,069
                                                                   =============


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $     4,595

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                       (39,417)
                                                                   -------------

Unrealized depreciation-net                                        $   (34,822)
                                                                   =============

(b) Securities with an aggregate market value of $4,109 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                                    Unrealized
                                                         # of    Appreciation/
Type                                                 Contracts  (Depreciation)
--------------------------------------------------------------------------------
EuroBond (12/2000)                                         275     $        94
Government of Japan 10 Year Note (12/2000)                 137            (353)
United Kingdom 10 Year Note (12/2000)                      137            (121)
United Kingdom 90 Day LIBOR Futures (06/2001)              119              (5)
EuroBond 10 Year Note Options (11/2000)                    228              74
                                                                   -------------
                                                                   $      (311)
                                                                   =============

(c) Premiums received on written options:

                                                 # of
Type                                        Contracts       Premium      Value
--------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Note December Futures
   Strike @ 103.00 Exp. 11/18/2000                 48       $     7    $     5

Call - CBOT U.S. Treasury Note December Futures
   Strike @ 102.00 Exp. 11/18/2000                 48            14         11

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.84 Exp. 10/10/2000           14,300,000            72          3

Call - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.90 Exp. 10/10/2000           14,300,000            62         31

Put - CME Eurodollar March Futures
   Strike @ 92.75 Exp. 03/19/2001                  28            19          1

Call - CME Eurodollar March Futures
   Strike @ 93.25 Exp. 03/19/2001                  50            13         37

Put - CME Eurodollar March Futures
   Strike @ 92.25 Exp. 03/19/2001                  22            13          0

Put - CBOT U.S. Treasury Note December Futures
   Strike @ 98.00 Exp. 11/18/2000                  24            15          4

Put - CBOT U.S. Treasury Note December Futures
   Strike @ 97.00 Exp. 11/18/2000                  24             9          2

Call - TSE Government of Japan December Futures
   Strike @ 134.00 Exp. 11/30/2000                 18            34         37

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.81 Exp. 12/21/2000           16,200,000            58         35

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.85 Exp. 10/24/2000            7,200,000            35         18

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.500% Exp. 02/23/2001          7,900,000            41         33

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.85 Exp. 10/24/2000           21,600,000           100         55

Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 7.500% Exp. 04/29/2002         16,000,000           363        824
                                                            --------------------
                                                            $   855    $ 1,096
                                                            ====================

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

(f) Foreign forward currency contracts outstanding at September 30, 2000:

                            Principal
                               Amount                              Unrealized
                           Covered by        Settlement         Appreciation/
Type        Currency         Contract             Month        (Depreciation)
--------------------------------------------------------------------------------
Buy               AP              730           02/2001            $        5
Buy               A$            4,654           10/2000                  (203)
Sell                            1,560           10/2000                    53
Sell                            8,245           11/2000                    10
Buy                             3,283           11/2000                     2
Buy               BR            1,339           01/2001                    (5)
Buy                             1,057           03/2001                     8
Sell              C$            5,007           10/2000                    47
Buy                             1,200           10/2000                    (7)
Sell              SF           20,620           10/2000                  (179)
Buy                            10,050           10/2000                    11
Sell                           10,050           11/2000                    (8)
Buy               CL          349,600           10/2000                   (29)
Buy                           117,900           03/2001                     0
Sell              DK          130,823           10/2000                   182
Buy                            46,548           10/2000                    (2)
Sell                           46,548           11/2000                     3
Sell              EC            2,810           01/2001                   201
Sell                          101,808           10/2000                 1,888
Buy                           797,671           10/2000                  (254)
Sell                           12,504           11/2000                   (74)
Sell              BP           17,042           10/2000                  (339)
Buy               GD        2,550,004           01/2001                  (179)
Sell                          719,346           12/2000                    (4)
Sell              H$           48,140           10/2000                   (33)
Buy                            48,140           10/2000                    (5)
Sell                          223,800           08/2001                   103
Buy                           111,900           08/2001                   (14)
Buy               HF        1,248,000           01/2001                  (686)
Sell                        1,248,000           01/2001                   313
Buy                           341,600           02/2001                   (49)
Buy               IR        8,560,000           10/2000                    66
Buy               JY        2,136,556           10/2000                  (205)
Sell                        4,133,801           10/2000                   417
Sell                        1,036,463           11/2000                     5
Buy               KW        1,262,100           10/2000                     5
Buy               MP            6,880           10/2000                    34
Buy                             6,715           01/2001                    15
Sell                            6,880           10/2000                   (20)

140 PIMCO Funds See accompanying notes

                            Principal
                               Amount                              Unrealized
                           Covered by        Settlement         Appreciation/
Type        Currency         Contract             Month        (Depreciation)
--------------------------------------------------------------------------------
Sell              NK            4,160           10/2000            $      (12)
Sell              N$           85,230           10/2000                 2,538
Buy                            64,271           10/2000                (1,014)
Sell                            3,866           11/2000                    24
Buy               PN            3,880           02/2001                    (5)
Buy                               908           03/2001                     3
Buy               PP           33,140           03/2001                    12
Buy               PZ           14,414           01/2001                  (171)
Buy                             8,090           02/2001                   (30)
Buy                            26,046           03/2001                   (87)
Sell                           13,704           01/2001                   (56)
Sell                            8,090           02/2001                   (30)
Sell                            3,640           03/2001                   (55)
Buy                            25,080           10/2000                  (186)
Sell              SK           33,780           10/2000                    66
Buy               TB           28,140           10/2000                   (40)
Buy               TD           21,403           10/2000                   (14)
Buy               VB          500,950           10/2000                    35
Buy                           144,970           12/2000                     4
Buy               SR            7,235           03/2001                    12
Buy               CP        1,365,400           02/2001                     0
Buy               TL      882,000,000           02/2001                     0
                                                                   ----------
                                                                   $    2,067
                                                                   ==========
(g) Principal amount denoted in indicated currency:

   AP - Argentine Peso
   A$ - Australian Dollar
   BP - British Pound
   BR - Brazilian Real
   CL - Chilean Peso
   CP - Colombian Peso
   C$ - Canadian Dollar
   DK - Danish Krone
   EC - Euro
   GD - Greek Drachma
   HF - Hungarian Forint
   H$ - Hong Kong Dollar
   IR - Indonesian Rupiah
   JY - Japanese Yen
   MP - Mexican Peso
   N$ - New Zealand Dollar
   NK - Norwegian Kron
   PN - Peruvian New Sol
   PP - Philippines Peso
   PZ - Polish Zloty
   KW - South Korean Won
   SF - Swiss Franc
   SK - Swedish Krona
   SR - South Africa Rand
   TD - Taiwan Dollar
   TB - Thai Baht
   TL - Turkish Lira
   VB - Venezuelan Bolivar

(h) Principal amount of the security is adjusted for inflation.

(i) Subject to financing transaction.

(j) Swap agreements outstanding at September 30, 2000:

                                                                    Unrealized
                                                      Notional   Appreciation/
Type                                                    Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive fixed rate equal to 6.949% and
pay floating rate based on 6-month BP-LIBOR.

Broker: Merrill Lynch
Exp. 08/06/2003                                 BP       4,500     $       107

Receive floating rate based on 6-month Australian Bank Bill and pay a fixed rate equal to 6.667%.

Broker: Morgan Stanley
Exp. 09/20/2005                                 A$      31,500               6

Receive floating rate based on 3-month Canadian Bank Bill and pay a fixed rate equal to 6.346%.

Broker: Goldman Sachs
Exp. 07/19/2005                                 C$      22,500            (187)

Receive floating rate based on 3-month Canadian Bank Bill and pay fixed rate equal to 6.248%.

Broker: Royal Bank of Canada
Exp. 08/02/2005                                         60,600            (356)

Receive floating rate based on 3-month Canadian Bank Bill and pay fixed rate equal to 6.515%.

Broker: J.P. Morgan
Exp. 05/10/2002                                         24,330            (160)

Receive floating rate based on 6-month JY-LIBOR and pay fixed rate equal to 2.020%.

Broker: Goldman Sachs
Exp. 05/18/2010                                 JY   1,776,000              28

Receive floating rate based on 6-month
EURO-LIBOR and pay fixed rate equal to
6.175%.

Broker: Goldman Sachs
Exp. 05/22/2030                                 EC       9,440             (95)

Receive floating rate based on 6-month EURO-LIBOR minus 0.54% and pay a fixed rate equal to 6.250%.

Broker: J.P. Morgan
Exp. 01/04/2024                                            680               8

Receive a fixed rate equal to 7.291% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 07/21/2005                                  $      14,500             330

Receive a fixed rate equal to 7.010% and pay floating rate based on 6-month LIBOR.

Broker: Morgan Stanley
Exp. 09/20/2005                                         18,500             208

Receive floating rate based on 6-month EURO-LIBOR and pay fixed rate equal to 6.069%.

Broker: Morgan Stanley
Exp. 08/25/2030                                 EC       7,900              58
                                                                   -------------
                                                                   $       (53)
                                                                   =============
(k) Restricted security.

                              2000 Semi-Annual Report See accompanying notes 141

Schedule of Investments

Global Bond Fund
September 30, 2000 (Unaudited)
                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
 ARUBA (e)(f) 0.3%
--------------------------------------------------------------------------------

YTP Finance (Aruba)
      3.500% due 07/18/2012                      JY    100,000     $       950
                                                                   -------------
Total Aruba                                                                950
(Cost $950)                                                        =============

--------------------------------------------------------------------------------
 AUSTRALIA (e)(f) 3.4%
--------------------------------------------------------------------------------

Bankers Trust Corp.
      6.970% due 06/02/2008 (d)                   $      2,300           2,239
General Motors Acceptance Corp.
      5.020% due 03/25/2002 (d)                  EC      5,300           4,672
Registered Australian Mortgage Securities
      4.770% due 09/26/2032 (d)                          1,029             908
Superannuation Members Home Loans Global Fund
      7.020% due 06/15/2026 (d)                   $      1,600           1,600
Torrens Trust
      6.880% due 07/15/2031 (d)                          1,606           1,606
                                                                   -------------
Total Australia                                                         11,025
(Cost $11,615)                                                     =============

--------------------------------------------------------------------------------
 AUSTRIA (e)(f) 0.2%
--------------------------------------------------------------------------------

Republic of Austria
      5.500% due 01/15/2010 (i)                  EC        600             526
                                                                   -------------
Total Austria                                                              526
(Cost $520)                                                        =============

--------------------------------------------------------------------------------
 BELGIUM (e)(f) 0.7%
--------------------------------------------------------------------------------

Kingdom of Belgium
      6.750% due 11/21/2004 (d)                  BF     95,900           2,206
                                                                   -------------
Total Belgium                                                            2,206
(Cost $3,156)                                                      =============

--------------------------------------------------------------------------------
 BRAZIL 0.5%
--------------------------------------------------------------------------------

Republic of Brazil
      7.880% due 01/01/2001 (d)                            258             258
      7.380% due 04/15/2006 (d)                   $      1,367           1,287
                                                                   -------------
Total Brazil                                                             1,545
(Cost $1,499)                                                      =============

--------------------------------------------------------------------------------
 BULGARIA 0.9%
--------------------------------------------------------------------------------

Republic of Bulgaria
      7.750% due 07/28/2011 (d)                   $        480             364
      2.750% due 07/28/2012 (d)                          1,276             930
      3.000% due 07/28/2012 (d)                            465             339
      7.750% due 07/28/2024 (d)                          1,780           1,362
                                                                   -------------
Total Bulgaria                                                           2,995
(Cost $2,970)                                                      =============

--------------------------------------------------------------------------------
 CANADA (e)(f) 0.4%
--------------------------------------------------------------------------------

Beneficial Canada, Inc.
      6.350% due 04/01/2002                      C$      1,460             973
Canadian Imperial Bank
      3.380% due 10/16/2000 (d)                  DM        700             316
                                                                   -------------
Total Canada                                                             1,289
(Cost $1,408)                                                      =============

--------------------------------------------------------------------------------
 CAYMAN ISLANDS (e)(f) 1.1%
--------------------------------------------------------------------------------

Banco Nacional de Comercio Exterior, S.N.C
      5.300% due 09/21/2000                      JY     80,000             741
Daiwa International Finance Cayman
      5.000% due 12/28/2004                            100,000             935
Fuji Finance (Cayman)
      7.290% due 04/15/2010 (d)                   $      1,000             997
Sakura Capital Funding
      7.560% due 09/29/2049 (d)                          1,000             970
                                                                   -------------
Total Cayman Islands                                                     3,643
(Cost $3,605)                                                      =============

--------------------------------------------------------------------------------
 COLOMBIA (e)(f) 0.4%
--------------------------------------------------------------------------------

Republic of Colombia
      3.000% due 12/22/2000                      JY    150,000           1,374
                                                                   -------------
Total Colombia                                                           1,374
(Cost $1,218)                                                      =============

--------------------------------------------------------------------------------
 DENMARK (e)(f) 3.0%
--------------------------------------------------------------------------------

Danske Kredit Mortgage
      5.000% due 10/01/2029                      DK     12,792           1,316
Kingdom of Denmark
      4.000% due 02/15/2001 (i)                         11,400           1,338
Nykredit
      5.000% due 10/01/2029                             33,760           3,470
Realkredit Danmark Mortgage
      5.000% due 10/01/2029                             10,713           1,101
      6.000% due 10/01/2029                              9,900           1,095
Unikredit Realkredit
      5.000% due 10/01/2029                             12,937           1,333
                                                                   -------------
Total Denmark                                                            9,653
(Cost $10,927)                                                     =============

--------------------------------------------------------------------------------
 FRANCE (e)(f) 3.4%
--------------------------------------------------------------------------------

AXA
      2.500% due 01/01/2014                      EC        405             371
Republic of France
      4.000% due 04/25/2009 (i)                          2,260           1,814
      3.000% due 07/25/2009                              1,858           1,547
      4.000% due 10/25/2009 (i)                          6,780           5,402
      5.500% due 04/25/2010                              1,920           1,708
                                                                   -------------
Total France                                                            10,842
(Cost $11,699)                                                     =============

--------------------------------------------------------------------------------
 GERMANY (e)(f) 6.2%
--------------------------------------------------------------------------------

Commerzbank AG
      3.870% due 09/21/2001                      EC      2,300           2,028
Depfa Pfandbriefbank
      4.750% due 07/15/2008                                860             713
      5.750% due 03/04/2009 (i)                  DM        860             757
Republic of Germany
      6.000% due 07/04/2007                      EC      7,280           6,700
      5.250% due 01/04/2008                             10,360           9,150
      4.500% due 07/04/2009                                 10               8
      6.250% due 01/04/2024                                330             315
                                                                   -------------
Total Germany                                                           19,671
(Cost $20,071)                                                     =============

--------------------------------------------------------------------------------
 GREECE (e)(f) 7.7%
--------------------------------------------------------------------------------

CSFP Credit
      7.420% due 11/19/2004 (d)(j)                $     11,000          11,099
Hellenic Finance
      2.000% due 07/15/2003                      EC        500             443
Hellenic Republic
      7.850% due 05/19/2003 (d)                  GD    150,000             404
      7.890% due 06/17/2003 (d)                        118,000             318
     10.240% due 10/23/2003 (d)                        543,400           1,464
      6.600% due 01/15/2004 (i)                      4,046,400          10,792
                                                                   -------------
Total Greece                                                            24,520
(Cost $25,832)                                                     =============

142 PIMCO Funds See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
 ITALY (e)(f) 11.0%
--------------------------------------------------------------------------------

Finmeccanica SpA
      2.000% due 06/08/2005                      EC      1,538     $     1,337
First Italian Auto Transaction
      4.820% due 07/01/2008 (d)                          2,600           2,297
Island Finance
      5.490% due 03/30/2015 (d)                          1,653           1,461
Republic of Italy
      4.750% due 07/01/2005 (i)                          6,690           5,762
      4.500% due 05/01/2009 (i)                         14,100          11,580
      4.250% due 11/01/2009 (i)                          2,470           1,984
      5.500% due 11/01/2010 (i)                          2,350           2,070
      6.500% due 11/01/2027                              3,900           3,679
      5.250% due 11/01/2029 (i)                          6,140           4,913
                                                                   -------------
Total Italy                                                             35,083
(Cost $36,412)                                                     =============

--------------------------------------------------------------------------------
 JAPAN (e)(f) 4.6%
--------------------------------------------------------------------------------

Government of Japan
      3.400% due 06/20/2005 (i)                  JY     15,500             158
      4.000% due 06/20/2005                             32,700             341
      2.900% due 12/20/2006                            115,000           1,152
      0.900% due 12/22/2008 (i)                      1,066,900           9,114
International Credit Receivable Japan
      0.750% due 08/25/2005                             20,000             185
International Credit Receivable Japan 1 Tranche A
      0.720% due 11/22/2004 (d)                         97,436             902
      0.650% due 08/25/2005                            110,000           1,019
International Credit Receivable Japan 1 Tranche B
      0.820% due 11/22/2004 (d)                        100,000             926
SHL Corp. Ltd.
      0.530% due 12/25/2024 (d)                         67,001             621
      0.830% due 12/25/2024 (d)                         41,000             380
                                                                   -------------
Total Japan                                                             14,798
(Cost $14,995)                                                     =============

--------------------------------------------------------------------------------
 MEXICO (e)(f) 1.3%
--------------------------------------------------------------------------------

Cemex SA
      8.630% due 07/18/2003                       $        260             263
Petroleos Mexicanos
      8.850% due 09/15/2007                                480             477
      9.380% due 12/02/2008                                650             670
United Mexican States
      9.380% due 11/02/2000                      DM        300             136
      8.750% due 05/30/2002                      BP        150             225
     10.380% due 01/29/2003                      DM      3,654           1,771
      4.000% due 03/11/2004                      JY     73,000             677
                                                                   -------------
Total Mexico                                                             4,219
(Cost $4,538)                                                      =============

--------------------------------------------------------------------------------
 NETHERLANDS (e)(f) 1.0%
--------------------------------------------------------------------------------

Deutsche Bank Financial
      6.720% due 12/17/2003 (d)                   $      1,800           1,798
Tecnost International NV
      6.670% due 06/23/2004 (d)                  EC        690             615
Telekomunikacja Polska SA
      7.750% due 12/10/2008                       $        960             926
                                                                   -------------
Total Netherlands                                                        3,339
(Cost $3,468)                                                      =============

--------------------------------------------------------------------------------
 NEW ZEALAND (e)(f) 2.0%
--------------------------------------------------------------------------------

Commonwealth of New Zealand
      5.500% due 04/15/2003                      N$      1,900             752
      4.500% due 02/15/2016                             13,081           5,583
                                                                   -------------
Total New Zealand                                                        6,335
(Cost $8,017)                                                      =============

--------------------------------------------------------------------------------
 PANAMA 0.2%
--------------------------------------------------------------------------------

Republic of Panama
      4.500% due 07/17/2014                       $        660     $       533
                                                                   -------------
Total Panama                                                               533
(Cost $529)                                                        =============

--------------------------------------------------------------------------------
 PERU 0.3%
--------------------------------------------------------------------------------

Republic of Peru
      4.500% due 03/07/2017 (d)                   $      1,700           1,064
                                                                   -------------
Total Peru                                                               1,064
(Cost $1,164)                                                      =============

--------------------------------------------------------------------------------
 PHILIPPINES (e)(f) 0.8%
--------------------------------------------------------------------------------

Republic of Philippines
      8.000% due 09/17/2004                      EC      2,035           1,814
      7.940% due 12/01/2009 (d)                   $        722             628
      6.500% due 12/01/2017                                140             108
                                                                   -------------
Total Philippines                                                        2,550
(Cost $2,935)                                                      =============

--------------------------------------------------------------------------------
 POLAND 0.1%
--------------------------------------------------------------------------------

Republic of Poland
      3.500% due 10/27/2024 (d)                            330             208
                                                                   -------------
Total Poland                                                               208
(Cost $206)                                                        =============

--------------------------------------------------------------------------------
 PORTUGAL (e)(f) 1.0%
--------------------------------------------------------------------------------

Portugal Government
      3.950% due 07/15/2009 (i)                  EC      3,950           3,108
                                                                   -------------
Total Portugal                                                           3,108
(Cost $3,660)                                                      =============

--------------------------------------------------------------------------------
 QATAR (e)(f) 0.2%
--------------------------------------------------------------------------------

International Credit Receivable
      5.390% due 03/15/2010                      JY        800             706
                                                                   -------------
Total Qatar                                                                706
(Cost $740)                                                        =============

--------------------------------------------------------------------------------
 SOUTH KOREA (e)(f) 0.9%
--------------------------------------------------------------------------------

Export-Import Bank Korea
      7.250% due 06/25/2001                       $      1,810           1,803
      6.500% due 02/10/2002                                500             493
KBC Bank Fund Trust IV
      8.220% due 11/29/2049                      EC        500             448
Korea Development Bank
      4.800% due 05/14/2001 (d)                  DM        520             233
                                                                   -------------
Total South Korea                                                        2,977
(Cost $3,072)                                                      =============

--------------------------------------------------------------------------------
 SPAIN (e)(f) 3.7%
--------------------------------------------------------------------------------

Kingdom of Spain
      4.950% due 07/30/2005 (i)                  EC      6,480           5,620
      5.150% due 07/30/2009                              6,140           5,288
      4.000% due 01/31/2010 (i)                            980             772
                                                                   -------------
Total Spain                                                             11,680
(Cost $11,999)                                                     =============

                              2000 Semi-Annual Report See accompanying notes 143

Global Bond Fund

September 30, 2000 (Unaudited)
                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
 SUPRANATIONAL (e)(f) 1.5%
--------------------------------------------------------------------------------

Asian Development Bank
      2.300% due 09/15/2003                      A$      2,300     $     1,211
Eurofima
      4.750% due 07/07/2004                      SK      4,700             475
European Investment Bank
      5.380% due 08/28/2007                      NK      5,000             508
International Bank for Reconstruction & Development
      7.250% due 04/09/2001                      N$      4,000           1,633
World Bank
     10.250% due 04/11/2002                      PP     46,000             926
                                                                   -------------
Total Supranational                                                      4,753
(Cost $6,069)                                                      =============

--------------------------------------------------------------------------------
 SWEDEN (e)(f) 1.3%
--------------------------------------------------------------------------------

Kingdom of Sweden
     13.000% due 06/15/2001                      SK     10,300           1,131
      0.000% due 04/01/2004                             31,829           3,076
                                                                   -------------
Total Sweden                                                             4,207
(Cost $4,778)                                                      =============

--------------------------------------------------------------------------------
 TUNISIA (e)(f) 0.2%
--------------------------------------------------------------------------------

Banque Centrale De Tunisie
      7.500% due 08/06/2009                      EC        800             723
                                                                   -------------
Total Tunisia                                                              723
(Cost $807)                                                        =============

--------------------------------------------------------------------------------
 UNITED KINGDOM (e)(f) 8.4%
--------------------------------------------------------------------------------

Abbey National Treasury Service
      7.630% due 12/30/2002                      BP        250             378
      5.250% due 01/21/2004                                150             214
Bank of Scotland Capital Fund
      8.120% due 03/31/2049                              1,180           1,741
BG Transco Holdings PLC
      7.060% due 12/14/2009 (d)                          1,060           1,576
Cadbury Schweppes PLC
      8.000% due 12/29/2000                              1,000           1,481
Equitable
      8.000% due 08/29/2049                              6,100           9,071
Halifax Group Euro Finance
      7.630% due 12/29/2049                      EC        500             441
Haus Ltd.
      4.520% due 12/10/2015 (d)                          1,050             927
      5.010% due 12/10/2037 (d)                          4,200           3,708
Lloyds TSB Bank PLC
      5.630% due 07/15/2049                              2,410           1,928
Royal Bank of Scotland PLC
      6.770% due 03/31/2049                              2,200           1,955
SCCR Series 1 Ltd.
      5.020% due 12/15/2031 (d)                  BP      2,032           1,798
United Kingdom Gilt
      5.750% due 12/07/2009 (d)                            660           1,014
Vodafone AirTouch PLC
      6.860% due 12/19/2001 (d)                   $        500             501
Westlb Finance Curacao NV
      8.500% due 03/31/2049                      BP        110             169
                                                                   -------------
Total United Kingdom                                                    26,902
(Cost $29,486)                                                     =============

--------------------------------------------------------------------------------
 UNITED STATES (e)(f) 92.8%
--------------------------------------------------------------------------------

Asset-Backed Securities 6.4%
AFC Home Equity Loan Trust
      6.930% due 12/22/2027 (d)                   $        739             740
Americredit Automobile Receivable Trust
      5.880% due 12/05/2003                                227             226
Amresco Residential Securities Mortgage Loan Trust
      7.090% due 06/25/2029 (d)                          3,145           3,156
Argentina Funding Corp.
      6.880% due 05/20/2003 (d)                            300             301
Banc One Auto Grantor Trust
      6.270% due 11/20/2003                                143             143
      6.290% due 07/20/2004                                233             232
Chase Manhattan Grantor Trust
      6.610% due 09/15/2002                                 79              79
Contimortgage Home Equity Loan Trust
      6.790% due 10/15/2012 (d)                            103             103
      6.010% due 12/25/2013                              1,595           1,587
GMAC Mortgage Corporation Loan Trust
      6.820% due 11/18/2015 (d)                          2,074           2,074
Nissan Auto Receivables Grantor Trust
      5.450% due 04/15/2004                                769             762
Novastar Home Equity Loan
      6.900% due 04/25/2028 (d)                          2,616           2,612
Pacific Southwest Bank
      6.060% due 06/15/2002                                 92              92
Providian Gateway Master Trust
      6.840% due 03/15/2007                              3,000           3,000
Providian Home Equity Loan Trust
      6.910% due 06/25/2025 (d)                            385             386
PSB Lending Home Loan Owner Trust
      6.830% due 05/20/2018                                720             715
Residential Asset Securities Corp.
      6.760% due 12/25/2013 (d)                            737             737
Residential Funding Mortgage Securities, Inc.
     10.930% due 06/01/2001                              2,800           2,800
Student Loan Marketing Assn.
      6.840% due 04/25/2004 (d)                            307             306
USAA Auto Loan Grantor Trust
      5.800% due 01/15/2005                                429             427
                                                                   -----------
                                                                        20,478
                                                                   ===========
Corporate Bonds & Notes 16.2%
Abbey National Capital Trust I
      8.960% due 12/29/2049                              1,000           1,006
AESOP Funding II LLC
      6.220% due 10/20/2001 (d)                            233             234
Allegheny Energy Supply
      7.510% due 05/01/2002 (d)                          1,400           1,400
Alpha Wind
     11.320% due 05/23/2001                              1,000           1,000
Associates Corp. of North America
      6.780% due 08/27/2001 (d)                            600             602
      2.730% due 06/30/2003 (d)                  EC        800             709
AT&T Capital Corp.
      7.010% due 04/23/2002 (d)                   $      1,800           1,805
Bancomext Trust Division
      8.000% due 08/05/2003                                180             181
Bear Stearns Co., Inc.
      7.130% due 03/28/2003 (d)                          1,390           1,390
Beckman Instruments, Inc.
      7.100% due 03/04/2003                                138             135
Capital One Bank
      7.090% due 07/28/2003 (d)                            500             502
CMS Energy
      8.130% due 05/15/2002                                164             163
DaimlerChrysler Holdings
      6.960% due 08/23/2002 (d)                            480             482
DQE Capital Corp.
      7.230% due 01/15/2002 (d)                            400             400
Finova Capital Corp.
      7.340% due 11/08/2002 (d)                          1,920           1,562
      7.190% due 04/08/2003 (d)                          1,100             937
Ford Motor Credit Corp.
      1.000% due 12/22/2003                      JY     55,000             506
      7.080% due 07/19/2004 (d)                   $        300             300
      1.200% due 02/07/2005                      JY    326,000           2,971
      7.170% due 07/18/2005 (d)                   $      2,400           2,404
Fuji Bank Ltd.
      9.870% due 12/31/2049 (d)                            100              98
General Motors Acceptance Corp.
      9.000% due 10/15/2002                              1,140           1,186
      7.020% due 04/05/2004 (d)                          1,200           1,198
      6.880% due 09/09/2004                      BP        730           1,081
      5.000% due 01/18/2005                      EC        800             699
      5.500% due 02/02/2005                              2,500           2,168

144 PIMCO Funds See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
Gold Eagle Capital Ltd.
     12.130% due 04/15/2001                       $      1,500     $     1,500
Hewlett Packard Finance
      5.630% due 11/20/2000                      DM      2,600           1,174
Household Finance Corp.
      7.090% due 08/06/2002 (d)                   $        850             853
      5.130% due 06/24/2009                      EC      1,600           1,274
International Game Technology
      7.880% due 05/15/2004                       $      1,800           1,769
J.P. Morgan & Co.
      8.080% due 02/15/2012                                760             657
Jones Intercable, Inc.
      8.880% due 04/01/2007                                164             172
Lehman Brothers Holdings, Inc.
      7.530% due 07/15/2002 (d)                            500             504
      6.700% due 11/30/2006 (d)                            509             470
Merrill Lynch & Co.
      6.230% due 09/30/2000 (d)                            540             540
      6.790% due 11/01/2001 (d)                            700             701
MGM Grand, Inc.
      6.950% due 02/01/2005                                 80              77
Morgan Stanley, Dean Witter, Discover and Co.
      6.840% due 01/28/2002 (d)                          1,000           1,002
Protective Life Funding Trust
      7.090% due 01/17/2003 (d)                            600             599
Rollins Truck Leasing Co.
      8.250% due 05/01/2002                              1,000           1,003
Salomon, Smith Barney Holdings
      3.650% due 02/14/2002 (d)                          8,706           8,603
      6.720% due 10/21/2002 (d)                  BP         90             133
Sanwa Finance Aruba AEC
      8.350% due 07/15/2009                       $      1,500           1,498
Sprint Capital Corp.
      5.880% due 05/01/2004                                280             269
TCI Communications, Inc.
      7.440% due 04/01/2002 (d)                          2,600           2,635
Tennessee Valley Authority
      3.380% due 01/15/2007 (i)                          1,471           1,379
                                                                   -------------
                                                                        51,931
                                                                   =============
Mortgage-Backed Securities 47.8%
American Southwest Financial Securities Corp.
     12.250% due 11/01/2014                                127             127
Chase Mortgage Finance Corp.
      6.550% due 08/25/2028                              1,590           1,577
Citicorp Mortgage Securities, Inc.
      6.500% due 07/25/2028                              3,063           3,030
      6.500% due 03/25/2029                                 60              55
Crusade Global Trust
      7.010% due 05/15/2021 (d)                          7,000           7,018
Federal Home Loan Mortgage Corp.
      6.000% due 03/15/2008                                515             511
      8.230% due 05/01/2023 (d)                            457             467
Federal Housing Administration
      7.400% due 02/01/2021                              1,315           1,312
      7.430% due 12/01/2021-01/01/2024 (g)                 876             601
Federal National Mortgage Association
      7.500% due 11/01/2001                                 73              73
      7.500% due 01/01/2002                                196             197
      7.000% due 01/01/2005                                741             740
      6.500% due 04/01/2009                                394             390
     15.750% due 12/01/2011                                  6               7
     13.000% due 09/01/2013                                 22              25
      9.000% due 04/01/2016                                231             241
      7.600% due 11/01/2023 (d)                            204             210
      8.020% due 03/01/2024 (d)                            114             117
General Electric Capital Mortgage Services, Inc.
      6.250% due 07/25/2029                                450             435
Government National Mortgage Association
     13.500% due 02/15/2011                                 11              12
      7.380% due 05/20/2022 (d)                             25              25
      6.750% due 07/20/2022 (d)                            265             268
      6.750% due 09/20/2022 (d)                            157             159
      6.750% due 09/20/2022 (d)                            394             398
      7.380% due 05/20/2023 (d)                            320             322
      7.380% due 06/20/2023 (d)                            250             252
      6.750% due 07/20/2023 (d)                            336             340
      6.750% due 07/20/2023 (d)                            284             286
      6.750% due 09/20/2023 (d)                            567             573
      6.750% due 09/20/2023 (d)                            208             211
      7.130% due 12/20/2023 (d)                            323             326
      7.130% due 10/20/2024 (d)                            210             212
      7.130% due 12/20/2025 (d)                            146             147
      6.750% due 09/20/2026 (d)                            250             253
      7.130% due 11/20/2026 (d)                            425             429
      7.130% due 12/20/2026 (d)                            505             510
      6.500% due 10/21/2029                              5,950           5,731
      7.220% due 02/16/2030 (d)                          4,908           4,922
      7.000% due 04/20/2030-10/23/2030 (d)(g)          174,013          86,110
      6.000% due 05/20/2030-10/23/2030 (d)(g)           58,216          27,831
Independent National Mortgage Corp.
      9.140% due 11/25/2024 (d)                              1               1
      8.230% due 07/25/2025 (d)                            337             340
J.P. Morgan Commercial Mortgage Finance Corp.
      6.900% due 04/15/2010 (d)                            500             500
Medallion Trust
      6.960% due 07/12/2031 (d)                            559             559
Residential Funding Mortgage Securities, Inc.
      8.950% due 03/25/2025 (d)                            649             659
Sasco Floating Rate Commercial Mortgage
      7.020% due 11/20/2001 (d)                          1,601           1,604
Small Business Investment Co.
      7.640% due 03/10/2010                                994           1,020
Structured Asset Mortgage Investments, Inc.
      6.580% due 06/25/2029 (d)                          1,593           1,527
                                                                   -------------
                                                                       152,660
                                                                   =============
Municipal Bonds & Notes 0.3%
California State General
Obligation, (FGIC Insured),
Series 1997 4.750% due 12/01/2028                          800             700

Los Angeles, California Wastewater System Revenue Bonds,
(FGIC Insured), Series 2000 5.900% due 06/01/2028          140              95

Massachusetts Bay Transportation Authority, (MBIA Insured),
Series 1998 4.750% due 03/01/2021                          250             218
                                                                   -------------
                                                                         1,013
                                                                   =============
U.S. Government Agencies 0.7%
Federal National Mortgage Association
      6.500% due 07/10/2002 (i)                  A$      3,700           1,999
Student Loan Marketing Assn.
      6.830% due 10/25/2004 (d)                   $        117             117
                                                                   -------------
                                                                         2,116
                                                                   =============
U.S. Treasury Obligations 20.7%
Treasury Inflation Protected Securities (h)
      3.630% due 07/15/2002 (b)                         50,897          50,881
U.S. Treasury Bonds
      8.750% due 08/15/2020 (i)                            400             520
      8.125% due 08/15/2021                              3,000           3,703
      8.000% due 11/15/2021                                  0               0
U.S. Treasury Strips
      0.000% due 02/15/2015                             21,300           8,870
      0.000% due 02/15/2015                              4,900           2,044
                                                                   -------------
                                                                        66,018
                                                                   =============




                                                        Shares
Preferred Security 0.4%
DG Funding Trust
      9.030% due 12/29/2049 (d)                            130           1,303
                                                                   -------------

Preferred Stock 0.3%
Pinto Totta International Finance
      77.700% due 12/29/2049                             1,000             915
                                                                   -------------
Total United States                                                    296,434
(Cost $298,177)                                                    =============

                              2000 Semi-Annual Report See accompanying notes 145

Global Bond Fund
September 30, 2000 (Unaudited)
                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)

--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.8%
--------------------------------------------------------------------------------
Eurodollar March Futures (CME)
      Strike @ 90.75 Exp. 03/19/2001              $        615     $         2
Eurodollar vs. U.S. Dollar (OTC)
      Strike @ 0.850 Exp. 10/01/2000                         0               0
General National Mortgage Association (OTC)
      6.000% due 10/20/2030
      Strike @ 85.84 Exp. 11/13/2000                       286               0
General National Mortgage Association (OTC)
      6.500% due 11/23/2030
      Strike @ 89.359 Exp. 11/13/2000                       60               0
General National Mortgage Association (OTC)
      7.000% due 10/23/2030
      Strike @ 89.00 Exp. 10/16/2000                    84,900               0
Interest Rate Swap (OTC)
      Strike @ 7.500% Exp. 04/29/2002                    4,900             102
Japanese Yen vs. U.S. Dollar (OTC)
      Strike @ 120.00 Exp. 10/02/2000                   48,000              45
U.S. Treasury Inflation Protected Securities (OTC)
      3.625% due 07/15/2002
      Strike @ 96.50 Exp. 01/29/2001                    45,630               0
U.S. Treasury Note (OTC)
      6.000% due 08/15/2009
      Strike @ 110.09 Exp. 11/06/2000                   24,180           2,270
                                                                   -------------
Total Purchased Put Options                                              2,419
(Cost $2,629)                                                      =============

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 17.0%
--------------------------------------------------------------------------------
Commercial Paper 13.8%
Abbey National PLC
      6.520% due 11/03/2000                                200             199
Anz, Inc.
      6.480% due 11/07/2000                                200             199
AT&T Corp.
      6.500% due 10/25/2000                                200             199
      6.520% due 11/08/2000                                400             397
      6.470% due 11/29/2000                              2,000           1,978
Conagra, Inc.
      6.740% due 10/18/2000                              1,100           1,097
      6.670% due 11/15/2000-11/16/2000 (g)               6,200           5,538
Dominion Resources, Inc.
      6.710% due 10/18/2000                              4,300           4,287
Edison Midwest
      6.750% due 11/01/2000                              3,700           3,679
      6.730% due 11/15/2000                                400             397
      6.710% due 11/15/2000                                900             890
Federal Home Loan Mortgage Corp.
      6.440% due 10/12/2000                             16,000          15,971
General Electric Capital Corp.
      6.520% due 10/25/2000                                100             100
      6.480% due 11/29/2000                                400             396
      6.470% due 12/06/2000                                600             593
      6.490% due 12/07/2000                                300             296
Houston Industries
      6.770% due 10/04/2000                              3,000           2,999
Infinity Broadcasting Corp.
      6.700% due 11/16/2000                              1,500           1,488
International Paper Co.
      6.700% due 11/01/2000                              1,700           1,690
KFW International Finance
      6.480% due 12/06/2000                                500             494
Natural Rural Utilities
      6.480% due 10/18/2000-11/15/2000 (g)                 700             547
Yorkshire Building Society
      6.490% due 11/14/2000                                500             494
                                                                   -------------
                                                                        43,928
                                                                   =============
Repurchase Agreements 3.2%
State Street Bank
      5.850% due 10/02/2000                             10,299          10,299
      (Dated 9/29/2000. Collateralized by
      Federal National Mortgage Association
      6.100% due 08/10/2001 valued at $10,509.
      Repurchase proceeds are $10,304.)

                                                                   -------------
Total Short-Term Instruments                                            54,227
(Cost $54,249)                                                     =============

Total Investments (a) 177.3%                                       $   566,504
(Cost $583,400)

Written Options (c) (0.1%)                                                (509)
(Premiums $417)

Other Assets and Liabilities (Net) (77.2%)                            (246,506)
                                                                   -------------

Net Assets 100.0%                                                  $   319,489
                                                                   =============


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                        $    1,894

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                        (18,790)
                                                                   -------------

Unrealized depreciation-net                                           $ (16,896)

(b) Securities with an aggregate market value of $1,721 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                                     Unrealized
                                                          # of    Appreciation/
Type                                                 Contracts   (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 10 Year Note (12/2000)                        10     $        (1)
Municipal Bond (12/2000)                                     5              (6)
Government of Japan 5 Year Note (12/2000)                    1               2
Government of Japan 10 Year Note (12/2000)                  46             (98)
United Kingdom 90 Day LIBOR Future (06/2001)                61              (2)
United Kingdom 10 Year Note (12/2000)                       65             (61)
EuroBond 10 Year Note Written Put Options (11/2000)        108              35
                                                                   -------------
                                                                   $      (131)
                                                                   =============

(c) Premiums received on written options:

146 PIMCO Funds See accompanying notes

(c) Premiums received on written options:

                                                  # of
Type                                            Contracts     Premium     Value
-------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Note December Futures
   Strike @ 103.00 Exp.                               24    $       4  $      3
   11/18/2000

Call - CBOT U. S. Treasury Note December Futures
   Strike @ 102.00 Exp.                               24            7         6
   11/18/2000

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.84 Exp.10/10/2000                7,480,000           37         2

Call - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.90 Exp. 10/10/2000               7,480,000           32        16

Put - CME Eurodollar March Futures
   Strike @ 92.75 Exp.                                13            9         0
   03/19/2001

Call - CME Eurodollar March Futures
   Strike @ 93.25 Exp.                                13            4        10
   03/19/2001

Put - CBOT U.S. Treasury Note December Futures
   Strike @ 98.00 Exp.                                11            7         2
   11/18/2000

Put - CBOT U.S. Treasury Note December Futures
   Strike @ 97.00 Exp.                                11            4         1
   11/18/2000

Call - TSE Government of Japan December Futures
   Strike @ 134.00 Exp.                               19           35        37
   11/30/2000

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.81 Exp. 12/21/2000               8,200,000           30        18

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.85 Exp. 10/24/2000               3,700,000           18         9

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.500% Exp.                        3,900,000           20        16
   02/23/2001

Put- OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.85 Exp. 10/24/2000              11,000,000           51        28

Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 7.500% Exp.                        7,000,000          159       361
   04/29/2002                                               -------------------
                                                            $     417  $    509
                                                            ===================
(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Foreign forward currency contracts outstanding at September 30, 2000:

                                Principal
                                Amount                           Unrealized
                                Covered by    Settlement        Appreciation/
Type          Currency          Contract         Month         (Depreciation)
--------------------------------------------------------------------------------
Buy                 AP               424       02/2001            $       3
Buy                 A$             5,704       10/2000                 (164)
Sell                                 147       10/2000                    5
Sell                               4,492       11/2000                    7
Buy                                2,006       11/2000                   (3)
Buy                 BR               760       01/2001                   (3)
Buy                                  450       03/2001                    4
Buy                 C$            11,289       10/2000                 (105)
Sell                SF            10,550       10/2000                  (92)
Buy                                5,130       10/2000                    5
Sell                               5,130       11/2000                   (4)
Buy                 CL           209,900       10/2000                  (15)
Buy                               37,200       03/2001                    0
Buy                 CP           794,400       02/2001                   (1)
Buy                 DK             7,414       10/2000                  (43)
Sell                              36,193       10/2000                  (27)
Buy                                7,414       11/2000                   (1)
Sell                EC             1,460       01/2001                   98
Buy                              257,359       10/2000               (1,636)
Sell                              16,142       10/2000                  170
Sell                               9,810       11/2000                  (15)
Buy                                1,494       11/2000                    3
Sell                BP             1,216       10/2000                  (20)
Buy                                1,560       10/2000                   43
Buy                 GD         1,328,232       01/2001                  (86)
Sell                             633,212       12/2000                   (4)
Sell                H$            33,710       10/2000                  (18)
Buy                               33,710       10/2000                   (4)
Sell                             107,700       08/2001                   49
Buy                               53,800       08/2001                   (7)
Buy                 HF           714,000       01/2001                 (347)
Sell                             714,000       01/2001                  169
Buy                              198,700       02/2001                  (29)
Buy                 IR         4,410,000       10/2000                   30
Sell                JY         1,113,180       10/2000                   74
Buy                            1,109,300       10/2000                 (209)
Buy                            7,096,776       11/2000                 (121)
Sell                              54,718       11/2000                    3
Buy                 KW           662,500       10/2000                   13
Buy                 MP             4,110       10/2000                   18
Buy                                3,540       01/2001                    7
Sell                               4,110       10/2000                  (11)
Sell                NK             5,100       10/2000                  (15)
Sell                N$            41,865       10/2000                  788
Buy                               23,307       10/2000                 (350)
Sell                               2,378       11/2000                   15
Buy                 PN             2,250       02/2001                   (3)
Buy                                  250       03/2001                    1
Buy                 PP            16,170       03/2001                    6
Buy                 PZ             8,057       01/2001                  (87)
Buy                                4,850       02/2001                  (19)
Buy                               12,560       03/2001                  (50)
Sell                               4,850       02/2001                  (12)
Sell                               7,737       01/2001                  (23)
Sell                               2,500       03/2001                  (30)
Buy                               13,050       10/2000                  (90)
Sell                SK            17,287       10/2000                   34
Buy                 TB            13,700       10/2000                  (17)
Buy                 TL       319,000,000       02/2001                  (32)
Buy                 TD            11,241       10/2000                   (7)
Buy                 VB           300,170       10/2000                   19
Buy                               46,750       12/2000                    2
Buy                 SR             3,810       03/2001                   15
                                                                  ---------
                                                                  $  (2,119)
                                                                  ---------

                           2000 Semi-Annual Report See accompanying notes    147

Global Bond Fund
September 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
(f) Principal amount denoted in indicated currency:

   AP - Argentine Peso
   A$ - Australian Dollar
   BP - British Pound
   BR - Brazilian Real
   CL - Chilean Peso
   CP - Columbian Peso
   C$ - Canadian Dollar
   DK - Danish Krone
   EC - Euro
   GD - Greek Drachma
   HF - Hungarian Forint
   H$ - Hong Kong Dollar
   IR - Indonesian Rupiah
   JY - Japanese Yen
   MP - Mexican Peso
   N$ - New Zealand Dollar
   NK - Norwegian Kron
   PN - Peruvian New Sol
   PP - Philippine Peso
   PZ - Polish Zloty
   KW - South Korean Won
   SF - Swiss Franc
   SK - Swedish Krona
   SR - South Africa Rand
   TD - Taiwan Dollar
   TB - Thai Baht
   VB - Venezuelan Bolivar

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Subject to financing transaction.

(j) Restricted security.

(k) Swap agreements outstanding at September 30, 2000:

                                                                     Unrealized
                                                         Notional  Appreciation/
Type                                                       Amount (Depreciation)
--------------------------------------------------------------------------------
Receive fixed  rate equal to 5.935% and
pay floating rate based on 6 month BP-LIBOR.

Broker: Merrill Lynch
Exp. 11/05/2003                                     BP      7,300    $     (121)

Receive floating rate based on 6-month
Australian Bank Bill and pay a fixed rate equal to 6.667%.

Broker: Morgan Stanley
Exp. 09/20/2005                                     A$     15,200             3

Receive floating rate based on 3-month
Canadian Bank Bill and pay a fixed rate
equal to 6.346%.

Broker: Goldman Sachs
Exp. 07/19/2005                                     C$      9,000           (75)

Receive floating rate based on 3-month
Canadian Bank Bill and pay fixed rate
equal to 6.248%.

Broker: Royal Bank of Canada
Exp. 08/02/2005                                            29,700          (174)

Receive floating rate based on 3-month
Canadian Bank Bill and pay fixed rate
equal to 6.515%.

Broker: J.P. Morgan
Exp. 05/10/2002                                            11,910           (78)


Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to
2.035%.

Broker: Goldman Sachs
Exp. 05/18/2010                                     JY  1,160,000             4

Receive floating rate based on 6-month
EURO-LIBOR and pay fixed rate equal to
6.175%.

Broker: Goldman Sachs
Exp. 05/22/2030                                     EC      4,620           (47)

Receive floating rate based on 6-month
EURO-LIBOR minus 0.54% and pay a fixed
rate equal to 6.250%.

Broker: J.P. Morgan
Exp. 01/04/2024                                               330             4

Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to 1.310%.

Broker: Goldman Sachs
Exp. 07/14/2005                                     JY    693,000           (18)

Receive a fixed rate equal to 7.291% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 07/21/2005                                      $      6,000           137

Receive a fixed rate equal to 7.010% and pay floating rate based on 6-month LIBOR.

Broker: Morgan Stanley
Exp. 09/20/2005                                             8,900           100

Receive floating rate based on 6-month
EURO-LIBOR and pay fixed rate equal to 6.069%.

Broker: Morgan Stanley
Exp. 08/25/2030                                     EC      3,900            28
                                                                        --------
                                                                        $  (237)
                                                                        ========

148    PIMCO Funds See accompanying notes

Schedule of Investments

Global Bond Fund II
September 30, 2000 (Unaudited)
                                                         Principal
                                                            Amount        Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
   ARGENTINA (e)(f) 0.1%
--------------------------------------------------------------------------------
Republic of Argentina
     5.000% due 12/20/2002                          JY      10,000      $     93
                                                                        --------
Total Argentina                                                               93
(Cost $95)                                                              ========

--------------------------------------------------------------------------------
   AUSTRALIA (e)(f) 4.4%
--------------------------------------------------------------------------------
Bankers Trust Corp.
     6.970% due 06/02/2008 (d)                       $         700           681
General Motors Acceptance Corp.
     5.020% due 03/25/2002                          EC       1,200         1,058
Registered Australian Mortgage Securities
     4.770% due 09/26/2032 (d)                                 661           584
Superannuation Members Home Loans Global Fund
     7.020% due 06/15/2026 (d)                       $         400           400
Torrens Trust
     6.880% due 07/15/2031 (d)                                 472           472
                                                                        --------
Total Australia                                                            3,195
(Cost $3,329)                                                           ========

--------------------------------------------------------------------------------
   AUSTRIA (e)(f) 0.1%
--------------------------------------------------------------------------------
Republic of Austria
     5.500% due 01/15/2010 (j)                      EC         100            88
                                                                        --------
Total Austria                                                                 88
(Cost $87)                                                              ========

--------------------------------------------------------------------------------
   BELGIUM (e)(f) 0.2%
--------------------------------------------------------------------------------
Kingdom of Belgium
     6.750% due 11/21/2004 (d)                      BF       5,800           133
                                                                        --------
Total Belgium                                                                133
(Cost $190)                                                             ========

--------------------------------------------------------------------------------
   BRAZIL 0.6%
--------------------------------------------------------------------------------
Republic of Brazil
     7.880% due 01/01/2001 (d)                       $          25            25
     7.380% due 04/15/2006 (d)                                 419           394
                                                                        --------
Total Brazil                                                                 419
(Cost $405)                                                             ========

--------------------------------------------------------------------------------
   BULGARIA 1.3%
--------------------------------------------------------------------------------
Republic of Bulgaria
     2.750% due 07/28/2012 (d)                       $         682           497
     7.750% due 07/28/2024 (d)                                 580           444
                                                                        --------
Total Bulgaria                                                               941
(Cost $938)                                                             ========

--------------------------------------------------------------------------------
   CANADA (e)(f) 0.3%
--------------------------------------------------------------------------------
Beneficial Canada, Inc.
     6.350% due 04/01/2002                          C$         330           220
                                                                        --------
Total Canada                                                                 220
(Cost $227)                                                             ========

--------------------------------------------------------------------------------
   CAYMAN ISLANDS (e)(f) 0.3%
--------------------------------------------------------------------------------
MBNA American Euro
     4.980% due 05/19/2004 (d)                      EC         280           258
                                                                        --------
Total Cayman Islands                                                         258
(Cost $294)                                                             ========

--------------------------------------------------------------------------------
DENMARK (e)(f) 3.8%
--------------------------------------------------------------------------------
Danske Kredit Mortgage
     5.000% due 10/01/2029                          DK       2,417      $    250
Denmark Government Bond
     4.000% due 02/15/2001 (j)                               3,800           446
Nykredit
     5.000% due 10/01/2029                                   8,100           833
Realkredit Danmark Mortgage
     5.000% due 10/01/2029                                   3,603           370
     6.000% due 10/01/2029                                   3,300           365
Unikredit Realkredit
     5.000% due 10/01/2029                                   4,310           446
                                                                        --------
Total Denmark                                                              2,710
(Cost $3,004)                                                           ========

--------------------------------------------------------------------------------
FRANCE (e)(f) 6.4%
--------------------------------------------------------------------------------
AXA
     2.500% due 01/01/2014                          EC          62            56
Compagnie Financiere de CIC-UE
     6.890% due 10/29/2049 (d)                       $         300           286
France Government Bond (OAT)
     4.000% due 04/25/2009 (j)                      EC       1,170           939
     5.500% due 04/25/2010                                     330           294
Republic of France
     3.000% due 07/25/2009                                     309           257
     4.000% due 10/25/2009 (j)                               3,510         2,797
                                                                        --------
Total France                                                               4,629
(Cost $4,955)                                                           ========

--------------------------------------------------------------------------------
GERMANY (e)(f) 2.0%
--------------------------------------------------------------------------------
Commerzbank AG
     3.870% due 09/21/2001                          EC         440           388
Depfa Pfandbriefbank
     4.750% due 07/15/2008                                     130           108
     5.750% due 03/04/2009 (j)                                 130           114
Republic of Germany
     6.000% due 07/04/2007                                     430           396
     5.250% due 01/04/2008                                     430           380
     6.250% due 01/04/2024                                      90            86
                                                                        --------
Total Germany                                                              1,472
(Cost $1,570)                                                           ========

--------------------------------------------------------------------------------
GREECE (e)(f) 8.0%
--------------------------------------------------------------------------------
CSFP Credit
     7.420% due 11/19/2004 (d)(k)                    $       1,750         1,766
Hellenic Republic
     7.280% due 06/06/2001 (d)                                 400           406
     7.890% due 06/17/2003 (d)                      GD       7,400            20
    10.240% due 10/23/2003 (d)                              33,600            90
     6.600% due 01/15/2004 (j)                           1,300,000         3,467
                                                                        --------
Total Greece                                                               5,749
(Cost $5,984)                                                           ========

--------------------------------------------------------------------------------
ITALY (e)(f) 11.7%
--------------------------------------------------------------------------------
Finmeccanica SpA
     2.000% due 06/08/2005                          EC         188           163
Island Finance
     5.490% due 03/30/2015 (d)                                 389           344
Republic of Italy
     4.750% due 07/01/2005 (j)                               1,680         1,447
     4.500% due 05/01/2009 (j)                               4,080         3,351
     4.250% due 11/01/2009 (j)                                 720           578
     5.500% due 11/01/2010 (j)                                 390           344
     6.500% due 11/01/2027                                   1,100         1,038
     5.250% due 11/01/2029 (j)                               1,470         1,176
                                                                        --------
Total Italy                                                                8,441
(Cost $8,804)                                                           ========

                           2000 Semi-Annual Report See accompanying notes    149

Global Bond Fund II

September 30, 2000 (Unaudited)
                                                         Principal
                                                            Amount        Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
   JAPAN (e)(f) 2.9%
--------------------------------------------------------------------------------
Government of Japan
        4.000% due 06/20/2005                       JY      11,000      $    115
        3.400% due 06/20/2005 (j)                           28,000           285
        0.900% due 12/22/2008 (j)                          103,600           885
International Credit Receivable
Japan
        0.750% due 08/25/2005                               10,000            93
International Credit Receivable
Japan 1 Tranche A
        0.720% due 11/22/2004 (d)                            7,364            68
        0.650% due 08/25/2005                               30,000           278
International Credit Receivable
Japan 1 Tranche B
        0.820% due 11/22/2004 (d)                           20,000           185
SHL Corp. Ltd.
        0.530% due 12/25/2024 (d)                           14,813           136
        0.830% due 12/25/2024 (d)                            5,000            46
                                                                        --------
Total Japan                                                                2,091
(Cost $2,075)                                                           ========

--------------------------------------------------------------------------------
   MEXICO (e)(f) 1.7%
--------------------------------------------------------------------------------
Petroleos Mexicanos
        8.850% due 09/15/2007                        $         140           139
        9.380% due 12/02/2008                                  190           196
United Mexican States
        8.750% due 05/30/2002                       BP         250           374
        5.000% due 09/30/2002                       JY      25,000           244
       10.380% due 01/29/2003                       DM         200            97
        4.000% due 03/11/2004                       JY      20,000           186
                                                                        --------
Total Mexico                                                               1,236
(Cost $1,275)                                                           ========

--------------------------------------------------------------------------------
   NETHERLANDS (e)(f) 0.9%
--------------------------------------------------------------------------------
Deutsche Bank Financial
        6.720% due 12/17/2003 (d)                    $         200           200
Tecnost International NV
        6.670% due 06/23/2004 (d)                   EC         520           464
                                                                        --------
Total Netherlands                                                            664
(Cost $752)                                                             ========

--------------------------------------------------------------------------------
   NEW ZEALAND (e)(f) 0.7%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
        4.500% due 02/15/2016                       N$       1,200           512
                                                                        --------
Total New Zealand                                                            512
(Cost $678)                                                             ========

--------------------------------------------------------------------------------
   PANAMA 0.3%
--------------------------------------------------------------------------------
Republic of Panama
        4.500% due 07/17/2014                         $        250           202
                                                                        --------
Total Panama                                                                 202
(Cost $193)                                                             ========

--------------------------------------------------------------------------------
   PERU 0.7%
--------------------------------------------------------------------------------
Republic of Peru
        3.750% due 03/07/2017                        $         250           140
        4.500% due 03/07/2017 (d)                              550           344
                                                                        --------
Total Peru                                                                   484
(Cost $545)                                                             ========

--------------------------------------------------------------------------------
   PHILIPPINES (e)(f) 1.0%
--------------------------------------------------------------------------------
Republic of Philippines
        8.000% due 09/17/2004                       EC         570           508
        7.940% due 12/01/2009 (d)                    $          99            86
        6.500% due 12/01/2017                                  120            93
                                                                        --------
Total Philippines                                                            687
(Cost $799)                                                             ========

--------------------------------------------------------------------------------
   POLAND 0.1%
--------------------------------------------------------------------------------
Republic of Poland
        3.500% due 10/27/2024 (d)                              160           101
                                                                        --------
Total Poland                                                                 101
(Cost $100)                                                             ========

--------------------------------------------------------------------------------
   PORTUGAL (e)(f) 0.7%
--------------------------------------------------------------------------------
Portugal Government
        3.950% due 07/15/2009 (j)                   EC         650           511
                                                                        --------
Total Portugal                                                               511
(Cost $608)                                                             ========

--------------------------------------------------------------------------------
   QATAR (e)(f) 0.4%
--------------------------------------------------------------------------------
International Credit Receivable
        5.390% due 03/15/2010                       JY         300           265
                                                                        --------
Total Qatar                                                                  265
(Cost $277)                                                             ========

--------------------------------------------------------------------------------
   SOUTH KOREA (e)(f) 1.2%
--------------------------------------------------------------------------------
Export-Import Bank Korea
        7.250% due 06/25/2001                        $         260           259
Korea Development Bank
        4.800% due 05/14/2001 (d)                   DM         440           197
        1.880% due 02/13/2002                       JY      42,000           389
                                                                        --------
Total South Korea                                                            845
(Cost $871)                                                             ========

--------------------------------------------------------------------------------
   SPAIN (e)(f) 4.3%
--------------------------------------------------------------------------------
Kingdom of Spain
        4.950% due 07/30/2005 (j)                   EC       1,620         1,405
        5.150% due 07/30/2009                                1,990         1,714
                                                                        --------
Total Spain                                                                3,119
(Cost $3,212)                                                           ========

--------------------------------------------------------------------------------
   SUPRANATIONAL (e)(f) 2.8%
--------------------------------------------------------------------------------
Asian Development Bank
        2.300% due 09/15/2003                       A$         600           316
        5.250% due 09/15/2004                                  600           311
Eurofima
        4.750% due 07/07/2004                       SK       7,200           727
European Investment Bank
        5.380% due 08/28/2007                       NK         500            51
International Bank for Reconstruction &
Development
        7.250% due 04/09/2001                       N$       1,376           562
World Bank
       10.250% due 04/11/2002                       PP       2,000            40
                                                                        --------
Total Supranational                                                        2,007
(Cost $2,379)                                                           ========

--------------------------------------------------------------------------------
   SWEDEN (e)(f) 0.1%
--------------------------------------------------------------------------------
Kingdom of Sweden
       13.000% due 06/15/2001                       SK         900            99
                                                                        --------
Total Sweden                                                                  99
(Cost $125)                                                             ========

--------------------------------------------------------------------------------
   TUNISIA (e)(f) 0.1%
--------------------------------------------------------------------------------
Banque Centrale De Tunisie
        7.500% due 08/06/2009                       EC         100            90
                                                                        --------
Total Tunisia                                                                 90
(Cost $102)                                                             ========

150    PIMCO Funds See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
UNITED KINGDOM (e)(f) 8.5%
--------------------------------------------------------------------------------
Abbey National Treasury Service
     7.630% due 12/30/2002                          BP         280      $    424
Bank of Scotland Capital Fund
     8.120% due 03/31/2049                                   1,060         1,564
Equitable
     8.000% due 08/29/2049                                     700         1,041
HAUS Ltd.
     5.010% due 12/10/2037 (d)                      EC       1,500         1,324
Lloyds TSB Bank PLC
     5.630% due 07/15/2049                                     590           472
Royal Bank of Scotland PLC
     6.770% due 03/31/2049                                   1,000           888
SCCR Series 1 Ltd.
     5.020% due 12/15/2031                                     156           138
United Kingdom Gilt
     5.750% due 12/07/2009                          BP         190           292
                                                                        --------
Total United Kingdom                                                       6,143
(Cost $6,694)                                                           ========

--------------------------------------------------------------------------------
UNITED STATES 119.8%
--------------------------------------------------------------------------------
Corporate Bonds & Notes (e)(f) 14.3%
AESOP Funding II LLC
     6.220% due 10/20/2001                                      83            83
Alpha Wind
  11.320% due 05/23/2001                                       500           500
Associates Corp. of North America
     6.780% due 08/27/2001 (d)                                 400           401
Bancomext Trust Division
     8.000% due 08/05/2003                                      70            70
Bear Stearns Co., Inc.
     7.130% due 03/28/2003 (d)                                 380           380
Beckman Instruments, Inc.
     7.100% due 03/04/2003                                      22            21
Capital One Bank
     7.090% due 07/28/2003 (d)                                 500           502
CMS Energy Corp.
     8.130% due 05/15/2002                                      26            26
Finova Capital Corp.
     7.340% due 11/08/2002 (d)                               1,250         1,016
     7.190% due 04/08/2003 (d)                                 700           596
Ford Motor Credit Corp.
     1.000% due 12/22/2003                          JY      14,000           129
     1.200% due 02/07/2005                                  98,000           893
Gold Eagle Capital Ltd.
  12.130% due 04/15/2001                             $         500           500
Goldman Sachs Group
     6.470% due 01/08/2001 (d)                                 300           300
Hewlett Packard Finance
     5.630% due 11/20/2000                          DM         100            45
Household Finance Corp.
     7.090% due 08/06/2002 (d)                       $         230           231
J.P. Morgan & Co.
     8.080% due 02/15/2012                                     100            87
Jones Intercable, Inc.
     8.880% due 04/01/2007                                      26            27
Kroger Co.
     7.560% due 10/01/2010 (d)                                 200           200
Lehman Brothers Holdings, Inc.
     7.530% due 07/15/2002 (d)                                 400           403
MGM Grand, Inc.
     6.950% due 02/01/2005                                      10            10
Prudential Funding Corp.
     6.850% due 12/21/2000 (d)                                 500           500
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002 (d)                               2,013         1,989
     6.720% due 10/21/2002 (d)                      BP         200           295
Sanwa Finance Aruba AEC
     8.350% due 07/15/2009                           $         200           200
Sprint Capital Corp.
     5.880% due 05/01/2004                                      50            48
TCI Communications, Inc.
     7.440% due 04/01/2002 (d)                                 300           304
Tennessee Valley Authority
     3.380% due 01/15/2007 (h)                                 185           174
Texas Utilities Co.
     7.210% due 06/25/2001                                     200           200
     7.590% due 09/24/2001 (d)                                 200           201
                                                                        --------
                                                                          10,331
                                                                        ========
Mortgage-Backed Securities 68.0%
Chase Mortgage Finance Corp.
     6.550% due 08/25/2028                                     530           526
Citicorp Mortgage Securities, Inc.
     6.500% due 07/25/2028                                     315           312
     6.500% due 03/25/2029                                      10             9
Crusade Global Trust
     7.010% due 05/15/2021 (d)                               1,540         1,544
Federal National Mortgage Association
     7.000% due 02/25/2020                                     122           121
Government National Mortgage
Association
     7.000% due 10/23/2030-05/20/2030                       23,338        20,970
     (d)(g)
     7.130% due 11/20/2021 (d)                                  40            41
     6.750% due 07/20/2022 (d)                                 635           642
     6.750% due 09/20/2023 (d)                                 397           401
     6.750% due 07/20/2025 (d)                                 344           347
     6.750% due 09/20/2025 (d)                                  40            40
     7.130% due 12/20/2025 (d)                                  21            21
     6.750% due 09/20/2026 (d)                                  25            25
     7.130% due 11/20/2026 (d)                                 637           643
     7.130% due 11/20/2026 (d)                                 294           296
     7.130% due 12/20/2026 (d)                                  59            60
     7.220% due 02/16/2030 (d)                               1,402         1,406
     7.300% due 02/16/2030 (d)                               1,464         1,466
     6.000% due 06/20/2030-10/23/2030                       29,077        14,195
     (d)(g)
Medallion Trust
     6.960% due 07/12/2031 (d)                                 932           932
Puma Finance Ltd.
     6.420% due 04/15/2031 (k)                                 400           399
Residential Funding Mortgage
Securities, Inc.
     7.090% due 05/12/2032 (d)                               2,604         2,604
Sasco Floating Rate Commercial Mortgage
     7.020% due 11/20/2001 (d)                                 560           561
Structured Asset Mortgage Investments,
Inc.
     6.580% due 06/25/2029 (d)                                 211           202
Structured Asset Securities Corp.
     6.550% due 02/25/2030 (d)                               1,366         1,368
                                                                        --------
                                                                          49,131
                                                                        ========
Asset-Backed Securities 6.4%
AFC Home Equity Loan Trust
     6.930% due 12/22/2027 (d)                                 362           362
Amresco Residential Securities Mortgage
Loan Trust
     7.090% due 06/25/2029 (d)                                 510           512
Banc One Auto Grantor Trust
     6.270% due 11/20/2003                                      13            13
Chase Manhattan Grantor Trust
     6.610% due 09/15/2002                                      11            11
Contimortgage Home Equity Loan Trust
     6.010% due 12/25/2013                                     307           305
EQCC Home Equity Loan Trust
     5.770% due 03/20/2029                                     233           232
Nissan Auto Receivables Grantor Trust
     5.450% due 04/15/2004                                      60            59
Providian Gateway Master Trust
     6.840% due 03/15/2007                                     800           800
Providian Home Equity Loan Trust
     6.910% due 06/25/2025 (d)                                 578           578
PSB Lending Home Loan Owner Trust
     6.830% due 05/20/2018                                     110           109
Residential Asset Securities Corp.
     6.760% due 12/25/2013 (d)                                 230           230
Residential Funding Mortgage
Securities, Inc.
   10.930% due 06/01/2001                                      300           300
Salomon Brothers Mortgage Securities
     7.040% due 11/15/2029 (d)                                 166           166
United Panama Mortgage Loan Asset
Backed
     7.070% due 10/25/2029 (d)                                 758           757
USAA Auto Loan Grantor Trust
     5.800% due 01/15/2005                                     172           171
                                                                        --------
                                                                           4,605
                                                                        ========

                           2000 Semi-Annual Report See accompanying notes    151

Global Bond Fund II
September 30, 2000 (Unaudited)

                                                         Principal
                                                            Amount        Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
Municipal Bonds & Notes 0.7%
California State General Obligation,
(FGIC Insured),
Series 1997 4.750% due 12/01/2028                    $         300      $    262

Long Island Power Authority New York
Electric System,
(FSA Insured), Series 1998, 5.125% due                         300           277
12/01/2022                                                              --------
                                                                             539
                                                                        ========
U.S. Government Agencies (e)(f) 3.3%
Federal National Mortgage Association
     6.500% due 07/10/2002 (j)                      A$         200           108
Student Loan Marketing Assn.
     6.520% due 04/25/2007 (d)                      $        1,361         1,356
     6.590% due 10/25/2007 (d)                                 900           897
                                                                        --------
                                                                           2,361
                                                                        ========
U.S. Treasury Obligations 26.1%
Treasury Inflation Protected Securities
     3.630% due 07/15/2002 (b)(h)                           15,540        15,535
U.S. Treasury Bonds
     8.750% due 08/15/2020 (j)                                 500           650
     8.000% due 11/15/2021                                     600           733
     6.250% due 08/15/2023                                   1,000         1,019
U.S. Treasury Strips
     0.000% due 02/15/2015                                   2,200           917
                                                                        --------
                                                                          18,854
                                                                        ========
Preferred Security 1.0%
                                                            Shares
DG Funding Trust
     9.030% due 12/29/2049 (d)                                  70           702
                                                                        --------
Total United States                                                       86,523
(Cost $86,715)                                                          ========

--------------------------------------------------------------------------------
   PURCHASED PUT OPTIONS 1.0%
--------------------------------------------------------------------------------
                                                         Principal
                                                            Amount
                                                            (000s)
General National Mortgage Association (OTC)
     6.000% due 10/20/2030
     Strike @ 85.84 Exp. 11/13/2000                  $      14,000             0
General National Mortgage Association (OTC)
     7.000% due 10/23/2030
     Strike @ 89.00 Exp. 10/16/2000                         23,170             0
Interest Rate Swap (OTC)
     Strike @ 7.500% Exp. 04/29/2002                           700            14
U.S. Treasury Note (OTC)
     5.625% due 05/15/2008
     Strike @ 105.44 Exp. 11/01/2000                         1,100            78
U.S. Treasury Note (OTC)
     6.000% due 08/15/2009
Strike @ 110.09 Exp. 11/06/2000                              6,910           649
                                                                        --------
Total Purchased Put Options                                                  741
(Cost $793)                                                             ========

--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 6.4%
--------------------------------------------------------------------------------
Commercial Paper 6.4%
Alcoa, Inc.
     6.450% due 12/06/2000                                   1,400         1,383
Conagra, Inc.
     6.670% due 11/16/2000                                     400           396
Ingersoll-Rand Co.
     6.700% due 11/15/2000                                     500           496
Procter & Gamble Co.
     6.500% due 11/29/2000                                     200           198
Sprint Capital Corp.
     6.720% due 11/08/2000                                   2,200         2,185
                                                                        --------
Total Short-Term Instruments                                               4,658
(Cost $4,659)                                                           ========

Total Investments (a) 192.8%                                            $139,326
(Cost $142,734)

Written Options (c) ( 0.1%)                                                 (89)
(Premiums $89)

Other Assets and Liabilities (Net) (92.7%)                              (66,992)
                                                                       ---------
Net Assets 100.0%                                                      $  72,245
                                                                       =========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net
unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of tax
cost over value.                                                       $     495

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (3,903)
                                                                       ---------
Unrealized depreciation-net                                            $ (3,408)
                                                                       =========
(b) Securities with an aggregate market
value of $860 have been segregated with
the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                                     Unrealized
                                                            # of  Appreciation/
Type                                                   Contracts (Depreciation)
-------------------------------------------------------------------------------
EuroBond 10 Year Note (12/2000)                               23       $      8
Government of Japan 10 Year Note (12/2000)                    13            (37)
U.S. Treasury 10 Year Note (12/2000)                          30              7
U.S. Treasury 30 Year Note (12/2000)                          12            (14)
United Kingdom 10 Year Note (12/2000)                         18            (17)
United Kingdom 90 Day LIBOR Future                            15              1
(06/2001)
EuroBond 10 Year Written Put Note Options                     32             10
(11/2000)                                                               --------
                                                                        $   (42)
                                                                        ========
152    PIMCO Funds See accompanying notes

(c) Premiums received on written
options:

                                                      # of
Type                                                Contracts   Premium    Value
--------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Note December Futures
   Strike @ 103.00 Exp. 11/18/2000                       7     $    1   $      1

Call - CBOT U. S. Treasury Note December Futures
   Strike @ 102.00 Exp. 11/18/2000                       7          2          2

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.84 Exp.10/10/2000                  1,790,000          9          0

Call - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.90 Exp. 10/10/2000                 1,790,000          8          4

Put - CME Eurodollar March Futures
   Strike @ 92.75 Exp. 03/19/2001                        5          3          0

Call - CME Eurodollar March Futures
   Strike @ 93.25 Exp. 03/19/2001                        5          2          4

Put - CBOT U.S. Treasury Note December
Futures
   Strike @ 98.00 Exp. 11/18/2000                        3          2          1

Put - CBOT U.S. Treasury Note December
Futures
   Strike @ 97.00 Exp. 11/18/2000                        3          1          0

Call - TSE Government of Japan December
Futures
   Strike @ 134.00 Exp. 11/30/2000                       4          7          8

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.81 Exp. 12/21/2000                 2,100,000          7          4

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.85 Exp. 10/24/2000                   900,000          4          2

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.500% Exp. 02/23/2001               1,100,000          6          5

Put- OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.85 Exp. 10/24/2000                 2,800,000          13         7

Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 7.500% Exp. 04/29/2002               1,000,000          24        51
                                                               -----------------
                                                               $    89  $     89
                                                               =================

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Foreign forward currency contracts outstanding at September 30, 2000:

                               Principal
                                  Amount                            Unrealized
                              Covered by          Settlement     Appreciation/
Type          Currency          Contract               Month    (Depreciation)
--------------------------------------------------------------------------------
Buy                 AP               102             02/2001         $      1
Buy                 A$               860             10/2000              (40)
Sell                                 150             10/2000                5
Sell                                 960             11/2000                1
Buy                                  169             11/2000                0
Buy                 BR               230             01/2001               (1)
Buy                                   90             03/2001                1
Sell                C$               400             10/2000                4
Buy                                  130             10/2000               (1)
Sell                SF             2,560             10/2000              (20)
Buy                                1,400             10/2000                1
Sell                               1,400             11/2000               (1)
Buy                 CL            62,700             10/2000               (5)
Buy                                4,400             03/2001                0
Buy                 CP           190,800             02/2001                0
Sell                DK            13,519             10/2000               11
Sell                               3,366             11/2000                0
Buy                                3,366             10/2000                0
Sell                EC               400             01/2001               28
Sell                              11,854             10/2000              259
Buy                               88,805             10/2000              (26)
Sell                               1,159             11/2000               (2)
Sell                BP             3,064             10/2000              (61)
Buy                                  460             10/2000               13
Buy                 GD           360,498             01/2001              (25)
Sell                              50,518             12/2000                0
Sell                H$             3,810             10/2000               (3)
Buy                                3,810             10/2000                0
Sell                              31,200             08/2001               14
Buy                               15,600             08/2001               (2)
Buy                 HF           197,000             01/2001             (109)
Sell                             197,000             01/2001               49
Buy                               47,700             02/2001               (7)
Buy                 IR         1,180,000             10/2000               (9)
Sell                JY           414,425             10/2000               47
Buy                              268,820             10/2000              (28)
Sell                             149,236             11/2000                1
Buy                 KW           181,300             10/2000                1
Buy                 MP             1,220             10/2000                6
Buy                                  960             01/2001                2
Sell                               1,220             10/2000               (3)
Sell                N$             4,126             10/2000               64
Buy                                2,800             10/2000              (49)
Sell                               1,373             11/2000                8
Buy                 PN               540             02/2001               (1)
Buy                                  120             03/2001                0
Buy                 PP             4,450             03/2001                2
Buy                 PZ             1,067             01/2001              (13)
Buy                                2,780             02/2001              (19)
Buy                                3,213             03/2001               (7)
Sell                               2,780             02/2001                7
Sell                                 667             01/2001               (4)
Sell                                 270             03/2001               (4)
Buy                                3,560             10/2000              (26)
Sell                SK             1,364             10/2000                3
Buy                 TB             3,800             10/2000               (5)
Buy                 TL       125,000,000             02/2001              (12)
Buy                 TD             3,092             10/2000               (2)
Buy                 VB            89,550             10/2000                6
Buy                                4,010             12/2000                0
Buy                 SR             1,030             03/2001                2
                                                                     --------
                                                                     $     51
                                                                     ========

                           2000 Semi-Annual Report See accompanying notes    153

Global Bond Fund II
September 30, 2000 (Unaudited)

(f) Principal amount denoted in indicated currency:

       AP - Argentine Peso
       A$ - Australian Dollar
       BP - British Pound
       BR - Brazilian Real
       CL - Chilean Peso
       CP   Columbian Peso
       C$ - Canadian Dollar
       DK - Danish Krone
       EC - Euro
       GD - Greek Drachma
       HF - Hungarian Forint
       H$ - Hong Kong Dollar
       IR - Indonesian Rupiah
       JY - Japanese Yen
       MP - Mexican Peso
       N$ - New Zealand Dollar
       PN - Peruvian New Sol
       PP - Philippine Peso
       PZ - Polish Zloty
       KW - South Korean Won
       SF - Swiss Franc
       SK - Swedish Krona
       SR - South Africa Rand
       TD - Taiwan Dollar
       TB - Thai Baht
       VB - Venezuelan Bolivar

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Swap agreements outstanding at September 30, 2000:

                                                                    Unrealized
                                                       Notional  Appreciation/
Type                                                     Amount (Depreciation)
--------------------------------------------------------------------------------
Receive fixed rate equal to 5.935% and
pay floating rate based on 6 month BP-LIBOR.

Broker: Merrill Lynch
Exp. 11/05/2003                                 BP        1,700      $    (28)

Receive floating rate based on 6-month
Australian Bank Bill and pay a fixed rate equal to 6.667%.

Broker: Morgan Stanley
Exp. 09/20/2005                                 A$        4,400             1

Receive floating rate based on 3-month
Canadian Bank Bill and pay a fixed rate
equal to 6.346%.

Broker: Goldman Sachs
Exp. 07/19/2005                                 C$        3,000           (25)

Receive floating rate based on 3-month
Canadian Bank Bill and pay fixed rate
equal to 6.248%.

Broker: Royal Bank of Canada
Exp. 08/02/2005                                           8,500           (50)

Receive floating rate based on 3-month
Canadian Bank Bill and pay fixed rate
equal to 6.515%.

Broker: J.P. Morgan
Exp. 05/10/2002                                           3,400           (22)

Receive floating rate based on 6-month
JY-LIBOR and pay fixed rate equal to
2.020%.

Broker: Goldman Sachs
Exp. 05/18/2010                                 JY      226,000             4

Receive floating rate based on 6-month
EURO-LIBOR and pay fixed rate equal to
6.175%.

Broker: Goldman Sachs
Exp. 05/22/2030                                 EC        1,320     $     (13)

Receive floating rate based on 6-month
EURO-LIBOR minus 0.54% and pay a fixed
rate equal to 6.250%.

Broker: J.P. Morgan
Exp. 01/04/2024                                              90             1

Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to
1.310%.

Broker: Goldman Sachs
Exp. 07/14/2005                                 JY      232,000            (6)

Receive a fixed rate equal to 7.291% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 07/21/2005                                  $        2,000            46

Receive a fixed rate equal to 7.010% and pay floating rate based on 6-month LIBOR.

Broker: Morgan Stanley
Exp. 09/20/2005                                           2,600            29

Receive floating rate based on 6-month
EURO-LIBOR and pay fixed rate equal to
6.069%.

Broker: Morgan Stanley
Exp. 08/25/2030                                 EC        1,100             8
                                                                    ----------
                                                                    $     (55)
                                                                    ==========

(j) Subject to financing transaction.

(k) Restricted security.

154    PIMCO Funds See accompanying notes

Schedule of Investments

Emerging Markets Bond Fund
September 30, 2000 (Unaudited)
                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
--------------------------------------------------------------------------------
   ARGENTINA 3.5%
--------------------------------------------------------------------------------
Republic of Argentina
      7.375% due 03/31/2005 (d)                      $         540     $    498
     11.375% due 01/30/2017 (f)                              1,100          985
      6.875% due 03/31/2023                                    500          343
                                                                       --------
Total Argentina                                                           1,826
(Cost $1,818)                                                          ========

--------------------------------------------------------------------------------
   BERMUDA 0.4%
--------------------------------------------------------------------------------
IMEXA Export Trust
     10.125% due 05/31/2003                          $         214          213
                                                                       --------
Total Bermuda                                                               213
(Cost $210)                                                            ========

--------------------------------------------------------------------------------
   BRAZIL 29.9%
--------------------------------------------------------------------------------
Republic of Brazil
      7.375% due 04/15/2006 (d)(f)                   $       6,354        5,996
     14.500% due 10/15/2009 (f)                              2,300        2,536
      7.437% due 04/15/2012                                    500          385
      8.000% due 04/15/2014 (f)                                868          669
      6.937% due 04/15/2024                                    400          319
     12.250% due 03/06/2030 (f)                              4,950        4,505
     11.000% due 08/17/2040                                  1,297        1,036
                                                                       --------
Total Brazil                                                             15,446
(Cost $15,215)                                                         ========

--------------------------------------------------------------------------------
   BULGARIA 6.0%
--------------------------------------------------------------------------------
Republic of Bulgaria
      7.062% due 07/28/2011                          $       1,250          947
      7.062% due 07/28/2024 (d)                              2,810        2,150
                                                                       --------
Total Bulgaria                                                            3,097
(Cost $3,185)                                                          ========

--------------------------------------------------------------------------------
   COLOMBIA 1.0%
--------------------------------------------------------------------------------
Republic of Colombia
      7.625% due 02/15/2007                          $         420          322
      8.700% due 02/15/2016                                    130           89
     11.750% due 02/25/2020                                    100           85
                                                                       --------
Total Colombia                                                              496
(Cost $504)                                                            ========

--------------------------------------------------------------------------------
   JORDAN 2.5%
--------------------------------------------------------------------------------
Kingdom of Jordan
      6.000% due 12/23/2023                          $       1,700        1,270
                                                                       --------
Total Jordan                                                              1,270
(Cost $1,190)                                                          ========

--------------------------------------------------------------------------------
   MALAYSIA 5.0%
--------------------------------------------------------------------------------
Republic of Malaysia
      6.875% due 05/15/2001                          $       1,500        1,500
      8.750% due 06/01/2009                                  1,000        1,052
                                                                       --------
Total Malaysia                                                            2,552
(Cost $2,541)                                                          ========

--------------------------------------------------------------------------------
   MEXICO 23.4%
--------------------------------------------------------------------------------
Nacional Financiera
      8.565% due 05/08/2003                          $       1,500        1,523
United Mexican States
      8.500% due 02/01/2006                                  1,500        1,501
     10.375% due 02/17/2009                                    650          709
      9.875% due 02/01/2010                                  1,250        1,332
      6.250% due 12/31/2019                                  2,900        2,607
      7.312% due 12/31/2019                                  1,650        1,724
      7.925% due 12/31/2019                                    525          549
     11.500% due 05/15/2026                                  1,725        2,098
United Mexican States Recovery Rights
      0.000% due 06/30/2003                                  3,980            0
                                                                       --------
Total Mexico                                                             12,043
(Cost $11,588)                                                         ========

--------------------------------------------------------------------------------
   MOROCCO 1.2%
--------------------------------------------------------------------------------
Republic of Morocco
      7.750% due 01/01/2009                          $         699          619
                                                                       --------
Total Morocco                                                               619
(Cost $626)                                                            ========

--------------------------------------------------------------------------------
   NIGERIA 0.8%
--------------------------------------------------------------------------------
Central Bank of Nigeria
      6.250% due 11/15/2020                          $         750          433
Central Bank of Nigeria - Warrant
      0.000% due 11/15/2020                                      1            0
                                                                       --------
Total Nigeria                                                               433
(Cost $421)                                                            ========

--------------------------------------------------------------------------------
   PANAMA 4.2%
--------------------------------------------------------------------------------
Republic of Panama
      7.930% due 05/10/2002                          $          92           91
      4.500% due 07/17/2014                                  1,750        1,414
      8.875% due 09/30/2027                                    335          281
      9.375% due 04/01/2029                                    400          385
                                                                       --------
Total Panama                                                              2,171
(Cost $2,186)                                                          ========

--------------------------------------------------------------------------------
   PERU 3.9%
--------------------------------------------------------------------------------
Republic of Peru
      3.750% due 03/07/2017                          $       2,100        1,174
      4.500% due 03/07/2017                                  1,310          817
                                                                       --------
Total Peru                                                                1,991
(Cost $2,105)                                                          ========

--------------------------------------------------------------------------------
   PHILIPPINES 1.2%
--------------------------------------------------------------------------------
Republic of Philippines
      7.937% due 12/01/2007                          $          66           53
      9.875% due 01/15/2019                                    275          225
      9.875% due 01/15/2019 (f)                                410          337
                                                                       --------
Total Philippines                                                           615
(Cost $642)                                                            ========

--------------------------------------------------------------------------------
   POLAND 2.9%
--------------------------------------------------------------------------------
Republic of Poland
      6.000% due 10/27/2014                          $         615          566
      3.500% due 10/27/2024                                  1,475          929
                                                                       --------
Total Poland                                                              1,495
(Cost $1,447)                                                          ========

--------------------------------------------------------------------------------
   RUSSIA 7.8%
--------------------------------------------------------------------------------
Russian Federation
      9.250% due 11/27/2001                          $         100           97
      8.750% due 07/24/2005                                    700          555
      6.057% due 12/15/2015                                    505          175
     11.000% due 07/24/2018                                    650          475
      0.000% due 12/15/2020                                  3,300        1,122
     12.750% due 06/24/2028                                  1,850        1,615
                                                                       --------
Total Russia                                                              4,039
(Cost $3,319)                                                          ========

--------------------------------------------------------------------------------
   SOUTH KOREA 4.8%
--------------------------------------------------------------------------------
Hanvit Bank
     11.750% due 03/01/2010                          $         200          199
     12.750% due 03/01/2010                                    250          255
Korea Development Bank
      9.450% due 03/15/2001                                    500          506
      7.125% due 09/17/2001                                    500          499
Republic of Korea
      8.875% due 04/15/2008                                    975        1,024
                                                                       --------
Total South Korea                                                         2,483
(Cost $2,436)                                                          ========

                           2000 Semi-Annual Report See accompanying notes    155

Emerging Markets Bond Fund
September 30, 2000 (Unaudited)
                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
   TURKEY 0.6%
--------------------------------------------------------------------------------
Export Credit Bank of Turkey
        11.500% due 02/25/2005                       $         100     $     99
Republic of Turkey
        11.875% due 11/05/2004                                 215          224
                                                                       --------
Total Turkey                                                                323
(Cost $321)                                                            ========

--------------------------------------------------------------------------------
   VENEZUELA 6.2%
--------------------------------------------------------------------------------
Republic of Venezuela
        7.875% due 12/18/2007 (d)                    $       1,607        1,381
        6.750% due 03/31/2020                                1,100          825
        9.250% due 09/15/2027                                1,500        1,014
Republic of Venezuela - Warrant
        0.000% due 04/15/2020                                    6            0
                                                                       --------
Total Venezuela                                                           3,220
(Cost $3,133)                                                          ========

--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 7.7%
--------------------------------------------------------------------------------
Commercial Paper 5.6%
Alcoa, Inc.
        6.450% due 12/06/2000                        $         200          198
General Electric Capital Corp.
        6.470% due 12/13/2000-12/20/2000 (e)                 1,400          888
Ingersoll-Rand Co.
        6.740% due 11/15/2000                                  400          397
International Paper Co.
        6.700% due 10/05/2000                                  400          400
National Power Corp.
        7.625% due 11/15/2000                                1,000        1,000
                                                                       --------
                                                                          2,883
                                                                       ========
Repurchase Agreement 2.1%
State Street Bank
        5.850% due 10/02/2000                                1,071        1,071
        (Dated 9/29/2000.
        Collateralized by Federal
        National Mortgage Association
        7.050% due 02/28/2002 valued at
        $1,097 Repurchase proceeds are $1,072.)
                                                                       --------
Total Short-Term Instruments                                              3,954
(Cost $3,950)                                                          ========

Total Investments (a) 113.0%                                           $ 58,286
(Cost $56,836)

Other Assets and Liabilities (Net) (13.0%)                               (6,707)
                                                                       ========

Net Assets 100.0%                                                      $ 51,579
                                                                       ========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net
unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                         $  2,065

Aggregate gross unrealized depreciation
for all investments in which there was an excess
of tax cost over value.                                                    (615)
                                                                       --------
Unrealized appreciation-net                                            $  1,450
                                                                       ========

(b) Foreign forward currency contracts outstanding at September 30, 2000:

                               Principal
                                  Amount                             Unrealized
                              Covered by        Settlement        Appreciation/
Type      Currency              Contract             Month       (Depreciation)
--------------------------------------------------------------------------------
Buy             CP                67,438           12/2000         $        (5)
Buy             EC                   186           11/2000                 (34)
Buy                                  496           10/2000                 (13)
Sell                                  93           11/2000                  18
Buy             HF               165,000           11/2000                 (33)
Buy             PZ                   750           11/2000                   2
Buy                                2,000           12/2000                  (7)
Buy                                1,000           01/2001                  (8)
                                                                   ------------
                                                                   $       (80)
                                                                   ============
(c) Principal amount denoted in indicated currency:

     CP - Chilean Peso
     EC - European Currency Unit
     HF - Hugarian Forint
     PZ - Polish Zloty

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Subject to financing transaction.

156    PIMCO Funds See accompanying notes

Schedule of Investments

Strategic Balanced Fund
September 30, 2000 (Unaudited)
                                                                          Value
                                                            Shares       (000s)
--------------------------------------------------------------------------------
   PIMCO FUNDS (d) 91.0%
--------------------------------------------------------------------------------
StocksPLUS                                               3,181,221     $ 42,755

Total Return                                             3,032,284       30,596
                                                                       --------
Total PIMCO Funds                                                        73,351
(Cost $74,081)                                                         ========

--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 3.9%
--------------------------------------------------------------------------------
                                                         Principal
                                                            Amount
                                                            (000s)
Repurchase Agreements 3.9%
State Street Bank
     5.850% due 10/02/2000                           $       3,134        3,134
     (Dated 9/29/2000. Collateralized by
     Federal National Mortgage Association
     6.100% due 08/10/2001 valued at
     $3,198. Repurchase proceeds are $3,136.)
                                                                       --------
Total Short-Term Instruments                                              3,134
(Cost $3,134)                                                          ========

Total Investments (a) 94.9%                                            $ 76,485
(Cost $77,215)

Other Assets and Liabilities (Net) 5.1%                                   4,130
                                                                       --------
Net Assets 100.0%                                                      $ 80,615
                                                                       ========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                         $    833

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (2,370)
                                                                       --------
Unrealized depreciation-net                                            $ (1,537)
                                                                       ========

(b) Foreign forward currency contracts outstanding at September 30, 2000:

                                                   Principal
                                                      Amount         Unrealized
                              Covered by          Settlement      Appreciation/
Type        Currency            Contract               Month     (Depreciation)
--------------------------------------------------------------------------------
Sell              EC              18,311             10/2000        $       278
Buy                               18,311             10/2000               (137)
Buy               HF             300,000             03/2001                 27
Sell                             300,000             03/2001                 17
                                                                    -----------
                                                                    $       185
                                                                    ===========

(c) Principal amount denoted in indicated currency:

     EC - Euro
     HF - Hugarian Forint

(d) Institutional Class shares of each PIMCO Fund.

                           2000 Semi-Annual Report See accompanying notes    157

Schedule of Investments

Convertible Fund
September 30, 2000 (Unaudited)
                                                    Principal
                                                       Amount            Value
                                                       (000s)           (000s)
--------------------------------------------------------------------------------
 CONVERTIBLE BONDS & NOTES 71.9%
--------------------------------------------------------------------------------

Banking & Finance 5.8%
ACOM Co. Ltd.
     0.000% due 03/31/2002                        $    50,000      $       501
Exchangeable Certificates Corp.
     0.250% due 04/12/2005                              5,950            5,783
Hellenic Finance
     2.000% due 07/15/2003                                500              443
JMH Finance Ltd.
     4.750% due 09/06/2007                              1,200            1,237
Merrill Lynch & Co.
     1.000% due 07/20/2006                              1,775            1,356
                                                                   -------------
                                                                         9,320
                                                                   =============
Energy 1.8%
Diamond Offshore Drilling
     3.750% due 02/15/2007                              2,560            2,902
                                                                   -------------

Health Care 16.4%
Alza Corp.
     0.000% due 07/28/2020                              7,750            5,406
Athena Neurosciences, Inc.
     4.750% due 11/15/2004                                750            1,150
Centocor, Inc.
     4.750% due 02/15/2005                              2,100            2,698
Ivax Corp.
     5.500% due 05/15/2007                              2,300            3,355
Mercury Interactive Corp.
     4.750% due 07/01/2007                              1,800            2,786
Millennium Pharmaceuticals
     5.500% due 01/15/2007                              1,500            2,837
Roche Holdings, Inc.
     0.000% due 01/19/2015                              2,950            2,817
Vertex Pharmaceuticals
     5.000% due 03/14/2007                              3,000            3,495
Wellpoint Health Network, Inc.
     0.000% due 07/02/2019                              2,000            1,573
                                                                   -------------
                                                                        26,117
                                                                   =============
Industrial 5.0%
Celestica, Inc.
     0.000% due 08/01/2020                              3,500            1,750
Dupont Photomasks, Inc.
     0.000% due 07/24/2004                                800              774
Kohls Corp.
     0.000% due 06/12/2020                              2,500            1,469
Solectron Corp.
     0.000% due 01/27/2019                              2,000            1,475
Young & Rubicam, Inc.
     3.000% due 01/15/2005                              2,500            2,466
                                                                   -------------
                                                                         7,934
                                                                   =============
Technology 36.3%
Analog Devices, Inc.
     4.750% due 10/01/2005                              3,200            3,353
ASM Lithography Holding
     4.250% due 11/30/2004                              2,000            2,250
     2.500% due 04/09/2005                              1,500            1,160
AT&T - Liberty Media Group
     4.000% due 11/15/2029                              3,200            3,004
Clear Channel Communications, Inc.
     1.500% due 12/01/2002                                650              604
     2.630% due 04/01/2003                              3,300            3,622
Comverse Technology, Inc.
     4.500% due 07/01/2005                              1,040            5,305
Exodus Communications, Inc.
     4.750% due 07/15/2008                              2,000            3,075
Hewlett Packard Co.
     0.000% due 10/14/2017                              4,450            3,271
I2 Technologies, Inc.
     5.250% due 12/15/2006                              2,500            6,653
Juniper Networks, Inc.
     4.750% due 03/15/2007                              2,000            3,082
Lattice Semiconductor Co.
     4.750% due 11/01/2006                              1,600            2,318
LSI Logic Corp.
     4.250% due 03/15/2004                                500              990
Nextel Communications, Inc.
     5.250% due 01/15/2010                              3,000            2,828
Sanmina Corp.
     4.250% due 05/01/2004                                700            1,579
     0.000% due 09/12/2020                              7,000            3,103
SCI Systems, Inc.
     3.000% due 03/15/2007                              2,750            2,753
Stmicroelectron
     0.000% due 09/22/2009                              1,900            2,522
U.S. Cellular Corp.
     0.000% due 06/15/2015                              3,600            2,466
Veritas Software Corp.
     1.860% due 08/13/2006                              1,000            4,110
                                                                   -------------
                                                                        58,048
                                                                   =============
Utilities 6.6%
AES Corp.
     4.500% due 08/15/2005                                750            1,932
AES Trust VII
     6.000% due 01/01/2000                                 24            1,995
Alliant Energy Resources, Inc.
     4.910% due 01/01/2000                                 33            1,982
Kerr-McGee Corp.
     5.250% due 02/15/2010                              1,000            1,247
Nabors Industries, Inc.
     0.000% due 06/20/2020                              4,900            3,418
                                                                   -------------
                                                                        10,574
                                                                   -------------
Total Convertible Bonds & Notes                                        114,895
(Cost $99,333)                                                     =============


--------------------------------------------------------------------------------
 CONVERTIBLE PREFERRED STOCK 23.3%
--------------------------------------------------------------------------------

                                                       Shares
Banking & Finance 3.2%
Metlife Capital Trust I Cvt. Pfd.
     5.680% due 01/01/2000                             61,000            5,078
                                                                   -------------
Energy 6.4%
Apache Corp. Cvt. Pfd.
     6.500% due 05/15/2002                             17,000              872
Coastal Corp. Cvt. Pfd.
     6.625% due 08/16/2002                             10,000              416
Kerr-McGee Corp. Cvt. Pfd.
     5.500% due 08/01/2004                            108,900            5,918
Valero Energy Cvt. Pfd.
     7.750% due 08/18/2003                            100,500            2,952
                                                                   -------------
                                                                        10,158
                                                                   =============
Industrial 5.2%
Decs Trust VI Cvt. Pfd.
     6.250% due 11/15/2002                             40,000            1,800
Qwest Trends Trust Cvt. Pfd.
     2.400% due 01/01/2000                             25,000            1,969
Sealed Air Corp. Cvt. Pfd.
     4.000% due 04/01/2018                              2,000               90
Times Mirror Co. Cvt. Pfd.
     4.250% due 03/15/2001                              4,000              339
Tribune Co. Cvt. Pfd.
     2.000% due 05/15/2029                             35,100            4,168
                                                                   -------------
                                                                         8,366
                                                                   =============
Utilities 8.5%
Calpine Capital Trust III Cvt. Pfd.
     5.000% due 01/01/2000                             70,000            4,489
Enron Corp. Cvt. Pfd.
     7.000% due 07/31/2002                            108,000            3,841
MediaOne Group, Inc. Cvt. Pfd.
     6.250% due 08/15/2001                              9,500              791
SEI Trust I Cvt. Pfd.
     6.250% due 10/01/2030                             50,000            3,294
Weatherford International, Inc. Cvt. Pfd.
     5.000% due 11/01/2027                             25,000            1,191
                                                                   -------------
                                                                        13,606
                                                                   -------------
Total Convertible Preferred Stock                                       37,208
(Cost $30,604)                                                     =============



158 PIMCO Funds See accompanying notes

                                                                         Value
                                                       Shares           (000s)
--------------------------------------------------------------------------------
 COMMON STOCKS 5.0%
--------------------------------------------------------------------------------

Communications 0.0%
Leap Wireless International, Inc.                         344      $        22

Consumer Discretionary 1.2%
Time Warner, Inc.                                      24,792            1,940

Technology 3.8%
EMC Corp.                                              60,668            6,014
                                                                   -------------
Total Common Stocks                                                      7,976
(Cost $5,207)                                                      =============

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 2.9%
--------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                       (000s)
Commercial Paper 2.5%
Federal Home Loan Mortgage Corp.
     6.440% due 10/12/2000                        $     2,600            2,595
General Electric Capital Corp.
     6.470% due 12/20/2000                                700              690
Ingersoll-Rand Co.
     6.840% due 10/02/2000                                700              700
                                                                   -------------
                                                                         3,985
                                                                   =============
Repurchase Agreements 0.4%
State Street Bank
     5.850% due 10/02/2000                                576              576
     (Dated 9/29/2000. Collateralized by
     Federal Home Loan Bank 7.090% due
     09/19/2003 valued at $590.
     Repurchase proceeds are $576.)

                                                                   -------------
Total Short-Term Instruments                                             4,561
(Cost $4,561)                                                      =============


Total Investments (a) 103.1%                                          $164,640
(Cost $139,705)

Other Assets and Liabilities (Net) (3.1%)                               (4,967)
                                                                   -------------

Net Assets 100.0%                                                  $   159,673
                                                                   =============


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $    29,506

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                        (4,571)
                                                                   -------------

Unrealized appreciation-net                                        $    24,935
                                                                   =============



                              2000 Semi-Annual Report See accompanying notes 159

Schedule of Investments

StocksPLUS Fund
September 30, 2000 (Unaudited)
                                                    Principal
                                                       Amount            Value
                                                       (000s)           (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 46.6%
--------------------------------------------------------------------------------

Banking & Finance 19.2%
Associates Corp. of North America
     6.960% due 05/08/2003 (d)                    $    11,800      $    11,791
AT&T Capital Corp.
     7.110% due 09/13/2001 (d)                          2,100            2,104
     7.010% due 04/23/2002 (d)                          5,725            5,741
Bear Stearns Co., Inc.
     6.130% due 02/01/2003 (d)                          1,100            1,078
     7.050% due 09/21/2004 (d)                         16,800           16,783
Beaver Valley Funding Corp.
     8.250% due 06/01/2003                              1,193            1,182
Capital One Bank
     7.610% due 06/23/2003 (d)                          5,400            5,400
CIT Group, Inc.
     6.200% due 10/20/2000                              3,600            3,599
DaimlerChrysler Financial Services LLC
     6.790% due 02/10/2003 (d)                          9,600            9,602
Donaldson, Lufkin & Jenrette, Inc.
     6.760% due 04/25/2003 (d)                          6,900            6,898
Ford Motor Credit Corp.
     6.840% due 11/16/2001 (d)                         11,000           11,010
     6.810% due 03/19/2002 (d)                            590              593
     6.990% due 07/16/2002 (d)                          6,800            6,815
     6.820% due 12/16/2002 (d)                          3,800            3,790
     6.810% due 02/13/2003 (d)                         15,000           14,981
     6.850% due 03/17/2003 (d)                            500              499
General Motors Acceptance Corp.
     6.190% due 02/25/2002 (d)                          1,000            1,000
Gold Eagle Capital Ltd.
    12.130% due 04/15/2001                             10,000           10,000
Goldman Sachs Group
     7.090% due 03/04/2002 (d)                          9,000            9,018
GS Escrow Corp.
     7.710% due 08/01/2003 (d)                          6,000            5,823
Heller Financial, Inc.
     7.070% due 10/22/2001 (d)                         10,800           10,823
Household Finance Corp.
     6.780% due 06/22/2001 (d)                          5,000            5,006
Lehman Brothers Holdings, Inc.
     6.970% due 06/03/2002 (d)                            600              600
     7.530% due 07/15/2002 (d)                          3,005            3,030
     7.170% due 04/04/2003 (d)                         10,200           10,203
     6.700% due 11/30/2006 (d)                          1,910            1,767
LG&E Capital Corp.
     7.490% due 06/18/2001 (d)                          6,400            6,402
MBNA America Bank NA
     6.960% due 06/10/2004 (d)                         10,000           10,007
Merrill Lynch & Co.
     6.520% due 10/10/2000 (d)                          3,000            3,001
     6.730% due 06/18/2001 (d)                         10,000            9,999
     6.730% due 01/11/2002 (d)                          8,550            8,591
     6.920% due 02/04/2003 (d)                          6,000            5,997
     7.180% due 03/17/2004 (d)                            100              100
MFN Financial Corp.
     6.980% due 09/13/2001 (d)                          4,000            4,002
Nacional Financiera
    10.560% due 12/01/2000 (d)                         10,500           10,448
National Australia Bank Ltd.
     7.320% due 05/19/2010 (d)                         11,700           11,810
NationsBank Corp.
     7.030% due 02/18/2002 (d)                            100               98
Old Kent Bank
     7.460% due 11/01/2005                              4,500            4,496
Qwest Capital Funding, Inc.
     7.200% due 07/08/2002 (d)                         17,500           17,516
Republic New York Corp.
     5.280% due 10/28/2002 (d)                            100               99
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002                              3,352            3,312
     6.510% due 04/02/2002 (d)                          3,800            3,817
     6.910% due 02/11/2003 (d)                          5,000            5,004
     6.530% due 03/26/2003 (d)                          5,000            5,007
Wells Fargo & Co.
     7.220% due 05/02/2005 (d)                          6,400            6,398
                                                                   -------------
                                                                       275,240
                                                                   =============
Industrials 17.2%
Air Canada
     6.800% due 07/31/2005 (d)                         10,909           10,033
Amerco, Inc.
     6.890% due 10/15/2000                             16,800           16,632
Arrow Electronics, Inc.
     7.440% due 11/24/2000 (d)                         15,000           14,997
Atlas Air, Inc.
    10.470% due 10/04/2004 (d)                          7,000            7,000
Black & Decker Corp.
     7.640% due 12/20/2001 (d)                          7,250            7,289
Cemex SA
     9.250% due 06/17/2002                                300              306
Clear Channel Communications, Inc.
     7.210% due 06/15/2002 (d)                          5,600            5,613
COFIRI International, Inc.
     6.630% due 10/27/2000 (d)                          2,000            1,997
Columbia/HCA Healthcare
     8.160% due 09/19/2002 (d)                         37,800           37,800
CSX Corp.
     7.260% due 06/24/2002 (d)                          6,900            6,901
El Paso Energy Corp.
     6.930% due 07/15/2001 (d)                          4,800            4,803
Enron Corp.
     7.110% due 09/10/2001 (d)                          1,000            1,000
     8.000% due 08/15/2005                              1,100            1,117
ITT Corp.
     6.250% due 11/15/2000                             24,065           24,022
Kroger Co.
     6.340% due 06/01/2001                              2,000            1,993
Marlin Water Trust
     7.090% due 12/15/2001                              4,049            4,026
Merita
     6.470% due 12/01/2005 (d)                          1,000            1,005
Occidental Petroleum
     7.360% due 10/03/2008 (d)                            600              599
Petroleos Mexicanos
     8.130% due 07/15/2005 (d)                         18,000           18,045
Raytheon Co.
     7.020% due 08/10/2001 (d)                          8,900            8,907
Rollins Truck Leasing Co.
     8.250% due 05/01/2002                             29,900           29,982
Stone Container Corp.
    10.750% due 10/01/2002                              3,435            3,499
TCI Communications, Inc.
     7.300% due 04/03/2002 (d)                         11,600           11,752
     7.360% due 03/11/2003 (d)                          4,000            4,079
TRW, Inc.
     6.450% due 06/15/2001                                400              397
Tyco International Group SA
     7.370% due 03/05/2001 (d)                         14,500           14,516
Waste Management, Inc.
     6.000% due 05/15/2001                              1,500            1,470
Williams Communications Group, Inc.
     7.180% due 11/15/2001 (d)                          6,900            6,904
                                                                   -------------
                                                                       246,684
                                                                   =============
Utilities 10.2%
Appalachian Power Co.
     7.270% due 06/27/2001 (d)                         12,000           12,003
Central Power & Light Co.
     7.290% due 11/23/2001 (d)                          3,600            3,600
Dominion Resources, Inc.
     7.030% due 01/26/2001 (d)                            400              400
Entergy Arkansas, Inc.
     7.720% due 03/01/2003 (d)                          3,700            3,739
Hughes Electric
     7.560% due 10/23/2000 (d)                          4,500            4,501
Montana Power Co.
     7.000% due 04/06/2001 (d)                          1,200            1,200
Nevada Power Co.
     7.210% due 06/12/2001 (d)                         13,000           13,000
Niagara Mohawk Power
     7.130% due 07/01/2001                              6,805            6,807
North Atlantic Energy
     9.050% due 06/01/2002                                599              605



160 PIMCO Funds See accompanying notes

                                                    Principal
                                                       Amount            Value
                                                       (000s)           (000s)
--------------------------------------------------------------------------------

Public Service Enterprise Group, Inc.
     7.040% due 11/22/2000 (d)                    $    15,000      $    14,999
Scana Corp.
     7.380% due 07/15/2002 (d)                         11,300           11,316
Sprint Capital Corp.
     6.970% due 11/15/2001 (d)                         25,600           25,611
     7.010% due 06/10/2002 (d)                          1,100            1,101
System Energy Resources
     7.710% due 08/01/2001                                250              251
Texas Utilities Co.
     7.210% due 06/25/2001 (d)                          1,900            1,899
     7.590% due 09/24/2001 (d)                         14,000           14,074
     5.940% due 10/15/2001                             28,725           28,348
     6.410% due 11/21/2001                              1,000              993
Western Massachusetts Electric
     7.750% due 12/01/2002                              1,882            1,883
                                                                   -------------
                                                                       146,330
                                                                   -------------
Total Corporate Bonds & Notes                                          668,254
(Cost $667,130)                                                    =============

--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES 0.2%
--------------------------------------------------------------------------------

Student Loan Marketing Assn.
     6.480% due 07/25/2004 (d)                            252              252
     6.920% due 04/25/2006 (d)                          2,910            2,898
                                                                   -------------
Total U.S. Government Agencies                                           3,150
(Cost $3,136)                                                      =============

--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 9.0%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities (b)(c)
     3.630% due 07/15/2002                            111,105          111,070
     3.630% due 01/15/2008                             18,802           18,373
                                                                   -------------
Total U.S. Treasury Obligations                                        129,443
(Cost $128,947)                                                    =============

--------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 23.8%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 10.0%
Bank Mart
     6.880% due 03/01/2019 (d)(i)                       4,483            4,544
Countrywide Home Loans
     6.050% due 04/25/2029                              5,768            5,692
CS First Boston Mortgage Securities Corp.
     6.960% due 06/20/2029                              2,486            2,483
Donaldson, Lufkin & Jenrette, Inc.
     7.910% due 10/17/2020 (d)                            139              142
Federal Home Loan Mortgage Corp.
     7.000% due 06/15/2023                                745              743
     6.500% due 08/15/2023                              7,495            7,428
Federal National Mortgage Assn.
     5.700% due 06/25/2017                                534              529
     6.760% due 04/25/2020 (d)                             18               18
     6.500% due 05/18/2024                              3,411            3,377
General Electric Capital Mortgage Services, Inc.
     6.300% due 09/25/2023                              2,000            1,977
     6.250% due 10/25/2028                                794              785
     6.250% due 12/25/2028                              1,472            1,337
Government National Mortgage Assn.
     7.300% due 09/20/2030 (d)                         20,919           20,912
     7.020% due 09/29/2030 (d)                            300              300
     7.300% due 02/16/2030 (d)                         15,008           15,023
     7.220% due 02/16/2030 (d)                         26,654           26,729
Greenwich
     7.980% due 04/25/2022 (d)                            225              224
     8.150% due 10/25/2022 (d)                              8                8
Housing Securities, Inc.
     7.320% due 07/25/2032 (d)                            425              425
ICI Funding Corp. Secured Assets Corp.
     7.650% due 07/25/2028                              3,569            3,555
Independent National Mortgage Corp.
     8.350% due 06/25/2025                                 67               66
Norwest Asset Securities Corp.
     6.750% due 08/25/2029                              8,551            8,474
PaineWebber Mortgage
     6.430% due 02/25/2001 (d)                            251              249
PNC Mortgage Securities Corp.
     6.630% due 03/25/2028                              7,352            7,237
     7.500% due 10/25/2030                              6,200            6,208
Resecuritization Mortgage Trust
     6.870% due 04/26/2021 (d)                            318              312
Residential Funding Mortgage Securities, Inc.
     6.280% due 03/25/2018 (d)                          1,552            1,504
Resolution Trust Corp.
     8.000% due 06/25/2026                                822              827
     7.590% due 05/25/2029 (d)                             13               13
Structured Asset Mortgage Investments, Inc.
     9.040% due 06/25/2029 (d)                         17,693           18,225
Structured Asset Securities Corp.
     6.790% due 12/25/2000 (d)                            298              298
TMA Mortgage Funding Trust
     7.000% due 01/25/2029 (d)                          4,368            4,368
                                                                   -------------
                                                                       144,012
                                                                   =============
Federal Home Loan Mortgage Corporation 0.3%
     6.770% due 07/01/2019 (d)                          2,554            2,537
     7.620% due 12/01/2022 (d)                            532              543
     8.160% due 06/01/2022 (d)                            350              358
     8.500% due 04/01/2025-06/01/2025 (j)                 183              188
                                                                   -------------
                                                                         3,626
                                                                   =============
Federal National Mortgage Association 0.7%
     6.130% due 03/01/2029 (d)                            345              338
     6.440% due 05/01/2017 (d)                            245              241
     6.450% due 07/01/2018-02/01/2031 (d)(j)            3,306            3,245
     6.500% due 09/01/2005                              5,187            5,135
     6.610% due 04/01/2018 (d)                             93               92
     7.900% due 05/01/2022 (d)                            280              284
                                                                   -------------
                                                                         9,335
                                                                   =============
Government National Mortgage Association 12.7%
     6.750% due 07/20/2018-08/20/2026 (d)(j)           16,603           16,777
     7.000% due 10/23/2030                            101,400           99,879
     7.120% due 02/16/2030 (d)                         27,543           27,672
     7.130% due 12/20/2022-12/20/2027 (d)(j)            7,942            8,000
     7.380% due 02/20/2026-02/20/2028 (d)(j)           17,952           18,086
     7.500% due 10/23/2030                             11,800           11,833
                                                                   -------------
                                                                       182,247
                                                                   =============
Other Mortgage-Backed Securities 0.1%
California Federal Savings & Loan
     6.780% due 07/25/2018 (d)                             20               20
Fund America
     7.550% due 06/25/2023 (d)                            114              114
J.P. Morgan & Co.
     6.820% due 01/25/2018 (d)                            301              295
Resolution Trust Corp.
     7.540% due 12/25/2023 (d)                              2                2
Structured Asset Securities Corp.
     7.110% due 09/25/2036 (d)                            804              797
                                                                   -------------
                                                                         1,228
                                                                   =============
Stripped Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp. (IO)
     6.500% due 08/15/2006                              1,199               55
     6.500% due 08/15/2016                                 24                0
     7.500% due 08/15/2019                                281                4
Federal National Mortgage Association (IO)
     6.000% due 11/25/2000                                 61                0
     7.000% due 07/25/2006                                227               11
     6.500% due 09/25/2008                                219               18
     6.500% due 02/25/2021                              1,992              109
     7.000% due 07/25/2021                                628               89
     6.500% due 03/25/2023                              3,225              361
                                                                   -------------
                                                                           647
                                                                   -------------
Total Mortgage-Backed Securities                                       341,095
(Cost $341,483)                                                    =============



                              2000 Semi-Annual Report See accompanying notes 161

StocksPLUS Fund

September 30, 2000 (Unaudited)
                                                    Principal
                                                       Amount            Value
                                                       (000s)           (000s)
--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES 8.1%
--------------------------------------------------------------------------------

AFC Home Equity Loan Trust
     6.770% due 06/25/2028 (d)                    $     7,862      $     7,851
Allied Waste Industries, Inc.
     9.440% due 07/30/2006                              2,274            2,205
     9.690% due 07/30/2007 (d)                          2,364            2,294
     9.750% due 07/30/2007 (d)                            364              353
Amresco Residential Securities Mortgage Loan Trust
     6.810% due 07/25/2027 (d)                             15               15
     6.780% due 05/25/2028 (d)                            711              710
Arcadia Automobile Receivables Trust
     6.500% due 06/17/2002                                 70               70
Argentina Funding Corp.
     6.880% due 05/20/2003                             16,000           16,050
Bayview Financial Acquisition Trust
     7.170% due 02/25/2029                              5,140            5,157
Community Trust Bancorp, Inc.
     6.500% due 09/15/2003                                508              505
Contimortgage Home Equity Loan Trust
     6.790% due 10/15/2012 (d)                             32               32
Cross Country Master Credit
     7.150% due 06/15/2006                             15,400           15,400
Green Tree Home Improvement Loan Trust
    6.740% due 11/15/2029 (d)                           7,775            7,780
Green Tree Recreational Equipment
     6.430% due 04/17/2006                              1,960            1,957
MGM Grand Term Loan
     7.870% due 05/06/2001 (d)                          9,709            9,686
Novastar Home Equity Loan
     6.900% due 04/25/2028 (d)                          3,291            3,286
Salomon Brothers Mortgage Securities
     6.960% due 02/25/2030 (d)                         21,700           21,756
Student Loan Marketing Assn.
     6.860% due 10/25/2005 (d)                          7,395            7,367
The Money Store Home Equity Trust
     6.550% due 09/15/2021                                583              582
     6.350% due 11/15/2021 (d)                            180              179
USAA Auto Loan Grantor Trust
     6.100% due 02/15/2006                             12,551           12,475
WMC Mortgage Loan
     6.830% due 03/20/2028 (d)                            166              166
                                                                   -------------
Total Asset-Backed Securities                                          115,876
(Cost $115,769)                                                    =============


--------------------------------------------------------------------------------
 SOVEREIGN ISSUES 6.3%
--------------------------------------------------------------------------------

Hydro-Quebec
     6.500% due 09/29/2049 (d)                          1,200            1,065
Nacional Financiera
     8.570% due 05/08/2003 (d)                          6,000            6,094
Republic of Argentina
     7.380% due 03/31/2005 (d)                            160              147
    11.600% due 04/10/2005 (d)                          1,400            1,302
Republic of Brazil
     7.880% due 01/01/2001 (d)                            680              680
     7.380% due 04/15/2006 (d)                         69,983           65,875
Republic of Bulgaria
     7.750% due 07/28/2011 (d)                          3,000            2,273
Republic of Croatia
     7.000% due 02/27/2002                              3,000            2,937
Republic of Panama
     7.930% due 05/10/2002 (d)                          1,099            1,085
United Mexican States
    10.020% due 04/07/2004 (d)                          9,000            9,360
                                                                   -------------
Total Sovereign Issues                                                  90,818
(Cost $89,502)                                                     =============

--------------------------------------------------------------------------------
 FOREIGN CURRENCY-DENOMINATED ISSUES (f)(g) 4.1%
--------------------------------------------------------------------------------

Commonwealth of New Zealand
     4.500% due 02/15/2016                       N$     9,750            4,161
Export-Import Bank Korea
     3.840% due 10/06/2000 (d)                   DM    11,370            5,132
Korea Development Bank
     2.560% due 06/26/2001                       JY 1,000,000            9,364
Tecnost International NV
     6.670% due 06/23/2004 (d)                   EC    36,100           32,193
United Mexican States
     8.750% due 05/30/2002                       BP     3,000            4,493
     7.000% due 06/02/2003                       C$     6,000            3,852
                                                                   -------------
Total Foreign Currency-Denominated Issues                               59,195
(Cost $66,217)                                                     =============


--------------------------------------------------------------------------------
 PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------

S&P 500 Index December Futures
     Strike @ 850.00 Exp. 12/15/2000              $        20                0
     Strike @ 800.00 Exp. 12/15/2000                      100                0
     Strike @ 750.00 Exp. 12/15/2000                      713                0
     Strike @ 700.00 Exp. 12/15/2000                       13                0
                                                                   -------------
Total Purchased Put Options                                                  0
(Cost $75)                                                         =============


--------------------------------------------------------------------------------
 PREFERRED SECURITY 0.1%
--------------------------------------------------------------------------------

                                                       Shares
DG Funding Trust
     9.030% due 12/29/2049 (d)                            110            1,103
                                                                   -------------
Total Preferred Security                                                 1,103
(Cost $1,103)                                                      =============


--------------------------------------------------------------------------------
 PREFERRED STOCK 0.6%
--------------------------------------------------------------------------------

TCI Communications, Inc.
     9.720% due 12/31/2036                            303,565            7,893
                                                                   -------------
Total Preferred Stock                                                    7,893
(Cost $7,996)                                                      =============


--------------------------------------------------------------------------------
 COMMON STOCKS 1.1%
--------------------------------------------------------------------------------

Utilities 1.1%
Eastern Enterprises                                     2,700              171
Florida Progress Corp.                                    300              164
LG&E Energy Corp.                                      11,000              268
MCN Energy Group, Inc.                                392,500           10,051
Northeast Utilities                                   241,900            5,239
                                                                   -------------
Total Common Stocks                                                     15,893
(Cost $15,578)                                                     =============


--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 9.5%
--------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                       (000s)
Commercial Paper 8.8%
Alcoa, Inc.
     6.500% due 12/21/2000                        $       900              887
American Electric Power, Inc.
     6.760% due 10/04/2000                              4,700            4,698
     6.700% due 10/25/2000                              9,000            8,961
Associated Corp. of North America
     6.580% due 11/16/2000                                800              793
AT&T Corp.
     6.510% due 12/13/2000                              5,900            5,830
Becton Dickinson & Co.
     6.520% due 11/30/2000                              2,200            2,175
Cba (de) Finance
     6.460% due 12/12/2000                                200              197
CDC
     6.570% due 11/29/2000                              3,200            3,165
Conagra, Inc.
     6.680% due 10/27/2000                              7,000            6,967
     6.670% due 11/16/2000                              1,600            1,587
CSX Corp.
     6.710% due 10/11/2000                              3,800            3,794
Dominion Resources, Inc.
     6.720% due 10/04/2000                              3,000            2,999
     6.710% due 11/16/2000                              8,000            7,933
     6.770% due 11/16/2000                                400              397
Edison Midwest
     6.790% due 11/01/2000                                300              298



162 PIMCO Funds See accompanying notes

                                                    Principal
                                                       Amount            Value
                                                       (000s)           (000s)
--------------------------------------------------------------------------------

Gannett Co.
     6.500% due 11/21/2000                        $     5,300      $     5,243
General Electric Capital Corp.
     6.500% due 01/24/2001                              9,000            8,810
Gillette Co.
     6.460% due 12/12/2000                              7,400            7,301
Houston Industries
     6.820% due 10/04/2000                              1,000            1,000
     6.770% due 10/18/2000                              5,000            4,985
     6.800% due 11/08/2000                             15,000           14,895
Infinity Broadcasting Corp.
     6.700% due 11/15/2000                              1,000              992
Ingersoll-Rand Co.
     6.690% due 10/04/2000                              2,300            2,299
     6.700% due 10/18/2000                              8,900            8,873
International Paper Co.
     6.700% due 10/06/2000                              4,300            4,297
     6.700% due 10/10/2000                              3,200            3,195
Minnesota Mining & Manufacturing
     6.520% due 11/28/2000                                100               99
Sprint Capital Corp.
     6.720% due 11/08/2000                              5,000            4,965
Texas Utilities Co.
     6.700% due 10/18/2000                              4,100            4,088
World Bank
     6.350% due 10/27/2000                              2,300            2,290
Yorkshire Building Society
     6.490% due 12/06/2000                              2,100            2,074
                                                                   -------------
                                                                       126,087
                                                                   =============
Repurchase Agreements 0.7%
Daiwa Securities
     6.430% due 10/02/2000                              6,000            6,000
     (Dated 09/29/2000. Collateralized by U.S. Treasury
     Inflation Protected Securities
     6.0% due 02/15/2026 valued at $6,142.
     Repurchase proceeds are $6,003.)

State Street Bank
     5.850% due 10/02/2000                              4,130            4,130
     (Dated 9/29/2000. Collateralized by
     Federal National Mortgage Association
     7.050% due 02/28/2002 valued at $4,216.
     Repurchase proceeds are $4,132.)
                                                                   -------------
                                                                        10,130
                                                                   =============
U.S. Treasury Bills 0.0%
     5.930% due 02/01/2001 (b)(c)                          50               49
                                                                   -------------

Total Short-Term Instruments                                           136,266
(Cost $136,281)                                                    =============


Total Investments (a) 109.4%                                       $ 1,568,989
(Cost $1,573,217)

Written Options (e) (0.1%)                                              (2,266)
(Premiums $2,050)

Other Assets and Liabilities (Net) (9.3%)                             (133,392)
                                                                   -------------

Net Assets 100.0%                                                  $ 1,433,331
                                                                   =============


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net  unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $     6,715

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                       (10,978)
                                                                   -------------

Unrealized depreciation-net                                        $    (4,263)
                                                                   =============


(b) Securities with an aggregate market value of $81,946 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                                    Unrealized
                                                         # of      Appreciation/
Type                                                   Contracts  (Depreciation)
--------------------------------------------------------------------------------
Government of Japan 10 Year Note                              25   $        15
(12/2000)
S&P 500 Index (12/2000)                                    3,137       (61,995)
United Kingdom 10 Year Note (12/2000)                        490          (540)
EuroBond 10 Year Note Options (11/2000)                      585           179
                                                                   -------------
                                                                   $   (62,341)
                                                                   =============

(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Premiums received on written options:


                                                    # of
Type                                              Contracts     Premium     Value
---------------------------------------------------------------------------------
Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.750% Exp.10/10/2000               125,100,000   $    137  $    101

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.800% Exp. 10/12/2000              118,400,000        112       159

Put- CME Eurodollar December Futures
   Strike @ 93.00 Exp. 12/18/2000                       111         83         3

Call - CME Eurodollar December Futures
   Strike @ 93.00 Exp. 12/18/2000                       160         63       114

Call - CME Eurodollar December Futures
   Strike @ 92.75 Exp. 12/18/2000                        80         55        99

Put - CME Eurodollar March Futures
   Strike @ 92.75 Exp. 03/19/2000                       159         74         6

Call - CME Eurodollar March Futures
   Strike @ 93.25 Exp. 3/19/2000                        879        175       648

Put - CME Eurodollar March Futures
   Strike @ 92.50 Exp. 03/19/2000                       301        179         8

Call - CME Eurodollar March Futures
   Strike @ 93.00 Exp. 03/19/2000                       301        126       380

Put - CME Eurodollar March Futures
   Strike @ 92.25 Exp. 03/19/2000                       720        446         9

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.750% Exp. 10/05/2000               63,900,000         65        46

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.750% Exp. 10/05/2000               63,900,000         64        46

Call - TSE Government of Japan December Futures
   Strike @ 134.00 Exp. 11/30/2000                       16         31        32

Put - CME S&P 500 Index December Futures
   Strike @ 1400.00 Exp. 12/15/2000                      82        440       615
                                                              -------------------
                                                              $  2,050  $  2,266
                                                              ===================


                              2000 Semi-Annual Report See accompanying notes 163

StocksPLUS Fund
September 30, 2000 (Unaudited)

(f) Foreign forward currency contracts outstanding at September 30, 2000:

                           Principal
                           Amount                             Unrealized
                           Covered by        Settlement      Appreciation/
Type         Currency      Contract          Month          (Depreciation)
--------------------------------------------------------------------------------
Sell           C$             5,773          10/2000           $     55
Sell           EC            49,991          10/2000              1,235
Buy                           3,085          10/2000                 (4)
Sell           BP             3,828          10/2000                (76)
Buy            HF         2,300,000          03/2001                182
Sell           JY         1,089,759          10/2000                 20
Sell           N$            10,942          10/2000                207
Buy            PZ           102,100          01/2001             (1,117)
Buy                          25,000          02/2001               (139)
Sell                         61,000          01/2001                370
                                                               ----------
                                                               $    733
                                                               ==========

(g) Principal amount denoted in indicated currency:

     BP - British Pound
     C$ - Canadian Dollar
     EC - Euro
     HF - Hungarian Forint
     JY - Japanese Yen
     N$ - New Zealand Dollar
     PZ - Polish Zloty


(h) Swap agreements outstanding at September 30, 2000:

                                                                   Unrealized
                                                        Notional  Appreciation/
Type                                                      Amount (Depreciation)
--------------------------------------------------------------------------------
Receive total Return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.200%.

Broker: Morgan Stanley
Exp. 06/29/2001                                     $          33     $      0

Receive total Return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.300%.

Broker: Lehman Brothers
Exp. 07/31/2001                                                 4            0

Receive total Return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.250%.

Broker: Morgan Stanley
Exp. 09/28/2001                                                39            0

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.180%.

Broker: J.P. Morgan Securities, Inc.
Exp. 03/16/2001                                                55            0

Receive floating rate based on JY-LIBOR and pay a fixed rate equal to 1.743%.

Broker: J.P. Morgan
Exp. 09/20/2007                                      JY 3,150,000         (100)

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.180%.

Broker: J.P. Morgan
Exp. 05/03/2001                                     $          12            0

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 5.950%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                                               900          (46)

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 6.150%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                               500          (27)

Receive a fixed rate equal to 1.290% and the Fund will pay to the counterparty at par in the event of default in of the United Mexican States at 9.750% due 04/06/2005.

Broker: J.P. Morgan
Exp. 06/19/2002                                            15,500            2

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of Enron Corp. 7.875% due 06/15/2003.

Broker: Morgan Stanley
Exp. 06/16/2001                                            50,000            2
                                                                       --------
                                                                       $  (169)
                                                                       ========

(i) Restricted security.

(j) Securities are grouped by coupon or range of coupons and represent a range of maturities.



164 PIMCO Funds See accompanying notes

Schedule of Investments

Municipal Bond Fund
September 30, 2000 (Unaudited)
                                                         Principal
                                                            Amount       Value
                                                            (000s)      (000s)
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 96.9%
--------------------------------------------------------------------------------

Arizona 6.2%
Phoenix Industrial Development Authority Revenue
Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016                               $       1,000      $  1,028

Pima County, Arizona Industrial Development
Authority Multi-Family Revenue Bonds, (HUD SECT 8
Insured), Series 1998 5.375% due 06/01/2010                 1,210         1,235

Scottsdale, Arizona Industrial Development
Authority Hospital Revenue Bonds, (AMBAC Insured),
Series 1997 A 6.500% due 09/01/2004                         1,130         1,206
                                                                       --------
                                                                          3,469
                                                                       ========
California 15.5%
Alameda, California Harbor Bay Business Park
Assessment Revenue Bonds, Series 1998
5.000% due 09/02/2006                                         360           360

Capistrano, California Unified School
District Special Tax, Series 1999 5.000% due
09/01/2008                                                    350           350

Foothill/Eastern Corridor Agency California
Toll Road Revenue Bonds, (MBIA-IBC), Series 1999
0.000% due 01/15/2026                                       1,565           936

Irvine, California Special Assessment Bond,
Series 1998
4.800% due 09/02/2004                                         150           150
4.900% due 09/02/2005                                         160           160
4.900% due 09/02/2005                                         150           149
5.000% due 09/02/2006                                         150           149

Irvine, California Special Assessment Bond,
Series 1999
5.000% due 09/02/2005                                         350           350
5.100% due 09/02/2006                                         350           349
5.100% due 09/02/2006                                         185           185
5.200% due 09/02/2007                                         180           180
5.200% due 09/02/2007                                          75            75

Knox Middle School Building Corp. Revenue Bonds,
Series 2000 5.700% due 07/15/2010                             260           276

Lake Elsinore, California School Refunding Bonds,
Series 1998 5.000% due 09/01/2006                             350           349

Los Angeles Community Redevelopment Agency
Certificates of Partnership Revenue Bonds,
Series 1984 7.550% due 11/01/2008                           1,150         1,275

Los Angeles County Transportation Commission,
Sales Tax Revenue Refunding Bonds,
Series 1991 B 6.500% due 07/01/2013                         1,000         1,036

Orange County, California Improvement Bond,
Series 1998 A 4.900% due 09/02/2005                           245           244

Pittsburg, California Infrastructure
Refunding Bonds, Series 1998 A
4.900% due 09/02/2003                                         150           151
5.000% due 09/02/2004                                         150           152

Riverside County, California Special Tax Refunding
Bonds, Series 1999
4.200% due 09/01/2001                                         300           300
4.700% due 09/01/2005                                         170           170

Roseville, California Special Tax, Series 1999
5.000% due 09/01/2004                                         350           351

Sacramento County, California Refunding Bonds,
Series 1998 4.900% due 09/02/2005                             300           298

South Tahoe California Powers Financing Authority
Revenue Bonds, Series 1999
7.300% due 10/01/2007                                         350           359
West Sacramento, California Refunding Bonds,
Series 1998 5.000% due 09/02/2004                             350           353
                                                                       --------
                                                                          8,707
                                                                       ========
Colorado 6.8%
Colorado Housing & Finance Authority
Revenue Bonds, (FHA/VA Mortgages Insured) Series 2000-C3
5.700% due 10/01/2022                                       1,000         1,020

Colorado Housing & Finance Authority
Revenue Bonds, Series 2000-D3 6.750% due 04/01/2015           250           272

Colorado Housing & Finance Authority,
Series 2000-B3 6.700% due 10/01/2016                          250           272

Colorado Springs, Colorado Hospital Revenue Bond,
Series 2000 6.375% due 12/15/2030                           1,000           994

Denver, Colorado Health & Hospital Revenue Bonds,
Series 1998 A 5.000% due 12/01/2009                         1,390         1,258
                                                                       --------
                                                                          3,816
                                                                       ========
Florida 1.1%
Gainesville, Florida Revenue Bonds, Series 1979
6.200% due 10/01/2002                                         300           304

Orange County, Florida Health Facilities Authority
Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011                                         290           319
                                                                       --------
                                                                            623
                                                                       ========
Georgia 0.4%
Georgia Municipal Electric Authority
Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012                                         200           224
                                                                       --------

Hawaii 1.8%
Honolulu Hawaii City & County General Obligation,
(MBIA-IBC), Series 1993
5.450% due 09/11/2008                                       1,000         1,039
                                                                       --------

Indiana 2.0%
Indiana Local Public Improvement Bonds Bank,
Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014                                       1,000         1,125
                                                                       --------

Kansas 1.8%
Wichita Kansas Hospital Revenue Bonds,
Series 1999
6.250% due 11/15/2024                                       1,000         1,000
                                                                       --------

Louisiana 0.5%
Louisiana Local Government Revenue Bonds,
(MBIA Insured), Series 2000
5.700% due 01/01/2010                                         250           259
                                                                       --------

Massachusetts 6.6%
Massachusetts Housing Finance Agency
Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008                                       1,500         1,559

Massachusetts State Development Finance Agency
Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009                                         400           378

Massachusetts State Development Finance Agency
Revenue Bonds, Series 1998
4.700% due 11/01/2007                                         210           202
4.800% due 11/01/2008                                          90            87

Massachusetts State General Obligation,
Series 2000
6.000% due 02/01/2013                                       1,000         1,076

Massachusetts State Health Facilities
Authority Revenue Bonds, Series 1993
5.500% due 10/01/2002                                         400           389
                                                                       --------
                                                                          3,691
                                                                       ========



                              2000 Semi-Annual Report See accompanying notes 165

Municipal Bond Fund
September 30, 2000 (Unaudited)
                                                         Principal
                                                            Amount        Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------

Michigan 2.5%
Farmington Hills Michigan Hospital, Revenue Bond,
(MBIA Insured), Series 1991 B
5.700% due 02/15/2016 (b)                              $       200   $       200

Michigan State Environmental Protection
General Obligation Bonds, Series 1992
6.250% due 11/01/2012                                        1,100         1,216
                                                                     -----------
                                                                           1,416
                                                                     ===========
Minnesota 1.9%
Minneapolis & St. Paul Housing & Redevelopment Authority
Health Care Revenue Bonds, (FSA Insured), Series 1995
5.700% due 08/15/2025                                          100           100

New Richland, Minnesota Revenue Bonds, Series 1998
4.500% due 08/01/2004                                        1,000           993
                                                                     -----------
                                                                           1,093
                                                                     ===========
New Jersey 9.9%
New Jersey Economic Development Authority
Revenue Bond, Series 1998 A
0.010% due 04/01/2013                                        1,595           686

New Jersey Economic Development Authority
Revenue Bond, Series 1998
5.600% due 01/01/2012                                        1,000           885
6.375% due 04/01/2031                                        2,000         1,964

New Jersey Economic Development Authority
Revenue Bonds, Series 1999
6.625% due 09/15/2012                                        2,000         2,042
                                                                     -----------
                                                                           5,577
                                                                     ===========
New Mexico 2.4%
Los Alamos County, Utility Revenue Bonds,
Series 1994 A
6.000% due 07/01/2008                                        1,000         1,056

Santa Fe County, El Castillo Retirement
Nursing Home Bonds, Series 1998 A
5.250% due 05/15/2007                                          315           291
                                                                     -----------
                                                                           1,347
                                                                     ===========
New York 9.5%
Nassau County, New York Tobacco Settlement
Corp. Revenue Bonds, Series 1999
5.250% due 07/15/2011                                        1,000         1,003

New York City General Obligation Bonds,
Series 1996 A
7.000% due 08/01/2007                                        1,000         1,117

New York State Dorm Authority Revenue Bonds,
(ACA Insured), Series 2000
5.850% due 07/01/2010                                        1,000         1,027

New York State Dorm Authority Revenue Bonds,
(MBIA Insured), Series 1996
5.600% due 07/01/2016                                        1,250         1,264

New York State Environmental Facilities
Special Obligation Revenue Bonds, Series 1996
5.125% due 04/01/2022                                        1,000           936
                                                                     -----------
                                                                           5,347
                                                                     ===========
North Carolina 1.9%
North Carolina Municipal Power Agency,
Catawaba Electric Revenue Bonds,
(AMBAC Insured), Series 1992
6.000% due 01/01/2008                                        1,000         1,068
                                                                     -----------
North Dakota 3.7%
Mercer County Pollution Control Revenue Bonds,
Series 1991 6.900% due 02/01/2019                            2,000         2,054
                                                                     -----------

Pennsylvania 2.0%
Allegheny County Hospital Development Authority
Revenue Bonds, (MBIA Insured), Series 2000 A
6.500% due 11/15/2030                                        1,000         1,053

Delaware County, Pennsylvania Hospital Revenue
Bonds, Series 1998
4.900% due 12/01/2008                                          100            90
                                                                     -----------
                                                                           1,143
                                                                     ===========
South Carolina 1.7%
Medical University South Carolina Hospital Facilities
Revenue Bonds, Series 1999
5.700% due 07/01/2012                                        1,000           982
                                                                     -----------
Tennessee 3.1%
Nashville & Davidson County, Tennessee
Revenue Bonds, Series 1998
4.450% due 08/01/2007                                        1,000           960

Sullivan County, Tennessee Industrial
Development Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015                                          750           787
                                                                     -----------
                                                                           1,747
                                                                     ===========
Texas 6.9%
Bexar, Texas Metro Water District Waterworks System
Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 05/01/2035                                        2,190           281

Brazos River Authority Texas Revenue Bonds,
(MBIA Insured), Series 1998
4.900% due 10/01/2015                                        1,500         1,402

Dallas-Fort Worth International Airport Facility
Improvement Corp. Revenue Bonds, Series 2000
5.950% due 05/01/2029                                        1,000         1,003

Houston Independent School District General
Obligation, (PSF Insured), Series 1999
4.750% due 02/15/2026                                        1,000           844

Midlothian Texas Independent School District
General Obligation, (PSF-GTD Insured),
Series 1999
0.010% due 02/15/2018                                        1,000           346
                                                                     -----------
                                                                           3,876
                                                                     ===========
Utah 6.6%
Intermountain Power Agency Utah Power Supply
Revenue Bonds, (MBIA Insured), Series 1996
6.500% due 07/01/2009                                        1,925         2,143

Intermountain Power Agency Utah Power Supply
Revenue Bonds, Series 1996 D
5.000% due 07/01/2021                                        1,710         1,547
                                                                     -----------
                                                                           3,690
                                                                     ===========
West Virginia 2.1%
West Virginia State Parkways Economic Development &
Tourism Authority Revenue Bonds, (FGIC Insured),
Series 1993
5.831% due 05/16/2019                                        1,200         1,208
                                                                     -----------
Total Municipal Bonds & Notes                                             54,501
(Cost $53,931)                                                       ===========

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 0.2%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities (c)
     3.625% due 07/15/2002                                     108           108
                                                                     -----------
Total U.S. Treasury Obligations                                              108
(Cost $108)                                                          ===========

166 PIMCO Funds See accompanying notes

                                                         Principal
                                                            Amount      Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 0.0%
--------------------------------------------------------------------------------

Commercial Paper 0.0%
SSgA Tax Free Money Market
  4.570% due 10/02/2000                                $        17   $        17
                                                                     -----------
Total Short-Term Instruments                                                  17
(Cost $17)                                                           ===========

Total Investments (a) 97.1%                                          $    54,626
(Cost $54,056)

Other Assets and Liabilities (Net) 2.9%                                    1,622
                                                                     -----------

Net Assets 100.0%                                                    $    56,248
                                                                     ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net
unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $     1,170

Aggregate gross unrealized depreciation for all
investments in which there was an excess
of tax cost over value.                                                    (600)
                                                                     -----------
Unrealized appreciation-net                                          $       570
                                                                     ===========

(b) Variable rate security. The rate listed is as of September 30, 2000.

(c) Principal amount of the security is adjusted for inflation.

                              2000 Semi-Annual Report See accompanying notes 167

Schedule of Investments

Short Duration Municipal Income Fund
September 30, 2000 (Unaudited)
                                                         Principal
                                                            Amount        Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 98.0%
--------------------------------------------------------------------------------

Arkansas 0.8%
Arkansas Development Finance Authority Health
Care Facilities Revenue, Series 2000-B
5.600% due 06/01/2012                                  $       100   $       100
                                                                     -----------
Colorado 5.3%
Denver, Colorado City and County Airport Revenue
Bonds, Series 1990
8.100% due 11/15/2000                                          200           201

Denver, Colorado Health & Hospital Revenue
Bonds, Series 1998-A
5.000% due 12/01/2002                                          500           494
                                                                     -----------
                                                                             695
                                                                     ===========
Florida 13.0%
Atlantic Beach Florida Health Care Revenue Bonds,
(ACA Insured)
5.000% due 10/01/2001                                          500           501

Gulf Breeze Florida Revenue Bonds,
(MBIA Insured), Series 1997
4.372% due 12/01/2017 (b)                                      500           478

Orlando Florida, Waste Water System Revenue
Bonds, Series 1997-A
3.750% due 10/01/2000 (b)                                       50            49
6.112% due 10/01/2015 (b)                                      750           681
                                                                     -----------
                                                                           1,709
                                                                     ===========
Georgia 7.6%
Dalton, Georgia Utilities Revenue Bonds,
(MBIA Insured), Series 1997
4.750% due 10/01/2000                                          500           501

Fulton County Georgia Water & Sewer Revenue Bonds,
(FGIC Insured), Series 1992
5.625% due 01/01/2001                                          500           502
                                                                     -----------
                                                                           1,003
                                                                     ===========
Hawaii 9.2%
Hawaii Airport Systems Revenue Bonds, (MBIA Insured),
6.600% due 07/01/2004                                          500           516

Hawaii State General Obligation Bonds, Series 1993
5.500% due 07/01/2001                                          500           504

Hawaii State Housing Finance & Development Corp.
Revenue Bonds, Series 1998
4.250% due 07/01/2001                                          195           195
                                                                     -----------
                                                                           1,215
                                                                     ===========
Indiana 1.9%
Indiana State Educational Facilities Authority
Revenue Bonds, Series 1998
4.000% due 10/15/2000                                          250           250
                                                                     -----------
Iowa 3.8%
Iowa Finance Authority, (FSA Insured),
Series 2000
5.700% due 06/01/2027                                          500           500
                                                                     -----------
Kansas 5.4%
Burlington Kansas Pollution Control Revenue Bonds,
(MBIA Insured), Series 1991
7.000% due 06/01/2031                                          500           517

Kansas Development Finance Authority Health
Facilities Revenue Bonds, (MBIA Insured),
Series 1998
5.700% due 11/15/2023                                          200           200
                                                                     -----------
                                                                             717
                                                                     ===========
Maine 4.2%
Eastport Maine Industrial Development Revenue
Bonds, (LOC-Wachovia Bank), Series 1989
4.750% due 11/15/2001                                          250           251
5.100% due 11/15/2003                                          300           300
                                                                     -----------
                                                                             551
                                                                     ===========

Massachusetts 2.0%
Massachusetts Housing Finance Agency
Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008                                          250           259
                                                                     -----------
Minnesota 2.8%
Minneapolis & St. Paul Housing & Redevelopment Authority
Health Care Revenue Bonds, (FSA Insured), Series 1995
5.700% due 08/15/2025                                          100           100

Minnesota State Higher Education Facilities
Authority Revenue Bonds, Series 1998
4.500% due 03/01/2001                                          270           270
                                                                     -----------
                                                                             370
                                                                     ===========
Missouri 6.2%
Missouri State Health Facilities Revenue Bonds,
Series 1999
5.700% due 10/01/2009                                          100           100

Missouri State Housing Development Community Mortgage
Revenue Bonds, (GNMA/FNMA Insured), Series 1996
7.100% due 09/01/2027                                          195           211

St. Louis Missouri Airport Revenue Bonds,
Series 2000
6.250% due 01/01/2002                                          500           505
                                                                     -----------
                                                                             816
                                                                     ===========
Nevada 3.7%
Carson City, Nevada School District General
Obligation Bond, (FGIC Insured), Series 1990
6.600% due 04/01/2001                                          485           490
                                                                     -----------

New York 3.8%
New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 1999
4.300% due 07/01/2002                                          500           497
                                                                     -----------

Ohio 2.3%
Ohio State Air Quality Development Authority
Revenue Bonds, Series 1985
5.500% due 12/01/2015                                          300           300
                                                                     -----------

Oregon 1.5%
Multnomah County, Oregon Higher Education Revenue Bonds,
(Allied Irish Bank PLC Insured), Series 2000
5.700% due 12/01/2029 (b)                                      200           200
                                                                     -----------

Pennsylvania 3.8%
Dauphin County, Pennsylvania General Authority Bond,
(AMBAC Insured),
4.450% due 09/01/2032                                          500           500
                                                                     -----------

Rhode Island 3.9%
Convention Center Authority Rhode Island
Revenue Bonds, (MBIA Insured), Series 1991
6.700% due 05/15/2020                                          500           517
                                                                     -----------

Texas 11.4%
Dallas-Fort Worth International Airport Facility
Improvement Corp. Revenue Bonds, Series 2000
5.950% due 05/01/2029                                          500           502

Midlothian Texas Independent School District General
Obligation, (PSF-GTD Insured), Series 1999
0.010% due 02/15/2001                                          500           492

Tarrant County, Texas Water Control & Refund &
Import Revenue Bonds, (AMBAC Insured),
Series 1992
5.750% due 03/01/2013                                          500           503
                                                                     -----------
                                                                           1,497
                                                                     ===========
Washington 1.5%
Washington Economic Development Finance
Authority Revenue Bonds, Series 1998
5.750% due 09/01/2018                                          200           200
                                                                     -----------

168 PIMCO Funds See accompanying notes

                                                         Principal
                                                            Amount       Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------

Wisconsin 3.9%
Oshkosh Water Revenue Bonds, Series 1999
4.700% due 01/01/2002                                  $       265   $       265

Wisconsin State Health & Education Facilities
Authority Revenue Bond, (MBIA Insured), Series 1991
6.000% due 11/15/2000                                          150           150

Wisconsin State Health & Education
Facilities Authority
Revenue Bonds, (Loc-Allied Irish Bank
PLC Insured),
Series 1997 5.700% due 11/01/2017 (b)                          100           100
                                                                     -----------
                                                                             515
                                                                     -----------
Total Municipal Bonds & Notes                                             12,901
(Cost $12,847)                                                       ===========

--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 0.4%
--------------------------------------------------------------------------------

Commercial Paper 0.4%
SSgA Tax Free Money Market
     4.570% due 10/02/2000                                      53            53
                                                                     -----------
Total Short-Term Instruments                                                  53
(Cost $53)                                                           ===========

Total Investments (a) 98.4%                                          $    12,954
(Cost $12,900)

Other Assets and Liabilities (Net) 1.6%                                      205
                                                                     -----------

Net Assets 100.0%                                                    $    13,159
                                                                     ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net
unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                       $        65

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                            (11)
                                                                     -----------

Unrealized appreciation-net                                          $        54
                                                                     ===========
(b) Variable rate security. The rate listed is as of September 30, 2000.

                              2000 Semi-Annual Report See accompanying notes 169

Schedule of Investments

California Intermediate Municipal Bond Fund
September 30, 2000 (Unaudited)
                                                         Principal
                                                            Amount         Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 99.9%
--------------------------------------------------------------------------------
California 83.3%
Anaheim, California Public Financing Authority
Revenue Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027                                  $       150      $    152

Antioch, California Public Financing Authority
Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008                                          495           503

California Educational Facilities
Authority Revenue Bonds, Series 1997-A
5.700% due 10/01/2015                                          135           141

California Health Facilities Financing Authority
Revenue Bonds, (AMBAC Insured), Series 1996-B
4.750% due 07/01/2012 (b)                                    1,100         1,100

California Health Facilities Financing Authority
Revenue Bonds, (MBIA Insured), Series 1998
4.750% due 09/01/2028 (b)                                    2,000         2,000
5.375% due 08/15/2030                                        1,100         1,070

California Health Facilities Financing Authority
Revenue Bonds, Series 1998-B
5.250% due 10/01/2014                                        3,000         2,907

California Housing Finance Agency Revenue Bonds,
(FNMA Insured), Series 1993
4.500% due 07/15/2013 (b)                                      100           100

California Housing Finance Agency Revenue Bonds,
(SPA-Landesbank Hessen Insured), Series 2000-B
4.500% due 02/01/2035 (b)                                      400           400

California Housing Financial Agency Revenue Bonds,
(AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011                                          100           106

California Pollution Control Financing Authority
Revenue Bonds, Series 1999-A
4.500% due 08/01/2003                                          150           150

California State Department of Water Resources
Central Valley Project Revenue Bonds, Series 1998-U
5.000% due 12/01/2029                                        2,500         2,272

California State Department Veteran Affairs Home
Revenue Bonds, Series 2000-B
4.900% due 12/01/2005                                          500           505

California State Economic Development Financing
Authority Industrial Development Revenue Bonds,
(LOC-U.S. Bank Insured), Series 1997
5.150% due 08/01/2027 (b)                                      780           780

California State General Obligation Bonds,
(AMBAC Insured), Series 1991
6.500% due 09/01/2006                                        2,500         2,781

California State General Obligation Bonds,
(FGIC Insured), Series 1997
5.000% due 10/01/2004                                          325           334

California State General Obligation Bonds,
(MBIA Insured), Series 1991
6.600% due 02/01/2011                                        1,000         1,163

California State General Obligation Bonds,
(MBIA Insured), Series 1992
7.500% due 10/01/2007                                          400           474

California State General Obligation Bonds,
Series 1991
6.500% due 09/01/2010                                        1,730         1,997

California State General Obligation Bonds,
Series 1997-BL
5.300% due 12/01/2012                                          400           411

California State General Obligation Bonds,
Series 2000
5.250% due 03/01/2005                                          100           104
5.500% due 05/01/2011                                        3,250         3,478
5.250% due 03/01/2013                                          300           310
4.850% due 01/01/2027 (b)                                    1,500         1,313

California State Public Works Board Lease Revenue
Bonds, Series 1994-A
6.375% due 11/01/2014                                          500           549

California Statewide Communities Development Authority
Apartment Development Revenue Bonds,
Series 1998-A-3
5.100% due 05/15/2025                                        2,000        1,955

California Statewide Communities Development Authority
Certificates of Participation, (AMBAC Insured),
Series 1995
4.750% due 07/01/2015 (b)                                      400          400

California Statewide Communities Development Authority
Certificates of Participation, Series 1994
6.500% due 07/01/2015                                        1,000         1,096

Capistrano, California Unified School District Community
Facilities District Special Tax Bonds,
Series 1997
7.100% due 09/01/2021                                        2,000         2,290

Capistrano, California Unified School District Community
Facilities District Special Tax Bonds,
Series 1999
5.700% due 09/01/2020                                        1,500         1,457

Chico, California Public Financing Authority Revenue
Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011                                          485          504

Chula Vista, California Special Tax Bonds,
Series 2000-1
6.350% due 09/01/2017                                          230          235
6.400% due 09/01/2018                                          120          123

Contra Costa County, California Multifamily Mortgage
Revenue Bonds, (LOC-Bank of America NT & SA Insured),
Series 1987-A 4.400% due 12/01/2017 (b)                      1,300        1,300

Corona, California Community Facilities District
Special Tax Bonds, Series 1998
5.875% due 09/01/2023                                        1,000          978

East Bay, California Regional Park District General
Obligation Bonds, Series 1998
5.000% due 09/01/2017                                        2,000        1,960

Evergreen, California School District General Obligation
Bonds, (FGIC Insured), Series 2000-C
10.000% due 09/01/2005                                         465          579
10.000% due 09/01/2006                                         380          490

Foothill Eastern Transportation Corridor Agency Toll
Road Revenue Bonds, (MBIA Insured),  Series 1999
5.875% due 01/15/2027                                        2,500        1,490

Irvine Ranch, California Water District Revenue Bonds,
(LOC-Landesbank Hessen-Thrgn Insured), Series 1985
4.750% due 10/01/2010 (b)                                    1,300        1,300

Irvine, California Improvement Bond Act 1915
Revenue Bonds, (LOC-Societe Generale Insured),
Series 1997
4.750% due 09/02/2022 (b)                                    2,668        2,668

Irvine, California Improvement Bond Act 1915
Special Assessment, (LOC-KBC Bank N.V. Insured),
Series 1996-A
4.750% due 09/02/2021 (b)                                      400           400

170    PIMCO Funds See accompanying notes

                                                         Principal
                                                            Amount         Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
Irvine, California Improvement Bond Act 1915
Special Assessment, (LOC-KBC Bank N.V. Insured),
Series 1999
4.750% due 09/02/2024 (b)                              $     1,600      $  1,600

Livermore Valley, California Joint Unified
School District General Obligation Bonds,
(MBIA Insured), Series 2000
6.500% due 08/01/2003                                        1,000         1,061

Long Beach, California Harbor Revenue
Bonds, (MBIA Insured), Series 1995
6.500% due 05/15/2005                                          220           238

Long Beach, California Harbor Revenue Bonds,
Series 1993
4.700% due 05/15/2004                                          150           151

Los Angeles County, California Transportation
Commission Certificates of Participation,
Series 1992-B
6.250% due 07/01/2004                                          500           525

Los Angeles, California Community
Redevelopment Agency Certificates of
Participation Revenue Bonds, Series 1984
7.550% due 11/01/2008                                          415           460

Los Angeles, California Department of Water
& Power Electric Plant Revenue Bonds,
Series 2000 276
3.480% due 11/15/2010 (b)                                      200           200

Los Angeles, California Department of Water
& Power Waterworks Revenue Bonds, (MBIA Insured),
Series 1994
6.375% due 07/01/2034                                        2,150         2,333

Los Angeles, California State Building
Authority Lease Revenue Bonds, Series 1999-A
4.600% due 10/01/2007                                          150           151

Los Angeles, California Unified School District
General Obligation Bonds, (MBIA Insured),
Series 1999-C
4.750% due 07/01/2010                                           30            31

Los Angeles, California Wastewater System Revenue
Bonds, (MBIA Insured), Series 1998-C
4.000% due 06/01/2015                                        1,770         1,542

Metropolitan Water District Southern California
General Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007                                          150           174

Metropolitan Water District Southern California
Revenue Bonds, (SPA-Westdeutsche Landesbank Insured),
Series 2000 4.700% due 07/01/2035 (b)                          200           200

Metropolitan Water District Southern California
Revenue Bonds, Series 1993
6.050% due 10/30/2020 (b)                                      600           592

Newport Beach, California Revenue Bonds,
(SPA-Bank of America NT & SA Insured), Series 1996-A
5.400% due 10/01/2026 (b)                                      300           300

Newport Beach, California Revenue Bonds,
(SPA-Bank of America NT & SA Insured),
Series 1996-B
5.350% due 10/01/2026 (b)                                      100           100

Newport Beach, California Revenue Bonds,
(SPA-Bank of America NT & SA Insured),
Series 1996-C
5.400% due 10/01/2026 (b)                                      100           100

Orange County, California Airport Revenue Bonds,
(MBIA Insured), Series 1993
5.250% due 07/01/2006                                        1,565         1,612

Orange County, California Improvement Bond
Special Assessment, (LOC-Societe Generale &
LOC-KBC Bank N.V. Insured), Series 1988
4.750% due 09/02/2018 (b)                                    1,900         1,900

Orange County, California Local Transportation
Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured),
Series 1992
6.200% due 02/14/2011                                        3,250         3,640

Orange County, California Revenue Bonds,
(MBIA Insured), Series 1995-A
6.000% due 06/01/2010                                        1,000         1,114

Orange County, California Sanitation District
Certificates of Participation,
(LOC-National Westminster Insured), Series 1990
4.750% due 08/01/2015 (b)                                    3,665         3,665

Orange County, California Water District
Certificates of Participation,
(LOC-Bayerishe Landesbank Insured), Series 1990
4.500% due 08/15/2015 (b)                                      700           700

Otay, California Water District Certificates
of Participation, (LOC-Landesbank Hessen-Thrgn
Insured), Series 1996
4.400% due 09/01/2026 (b)                                      200           200

Oxnard, California Improvement Bond Act 1915
Special Assessment, Series 1997
5.500% due 09/02/2004                                        1,215         1,234

Pacific Housing & Finance Agency, California
Revenue Bonds, (MBIA Insured), Series 1999
4.625% due 12/01/2004                                           250          253

Pioneers Memorial Healthcare District,
California General Obligation Bonds, (AMBAC Insured),
Series 1998
5.125% due 10/01/2024                                         1,000          949

Port of Oakland, California Revenue Bonds,
(FGIC Insured), Series 2000
5.500% due 11/01/2009                                           500          530

Redding, California Electric System Revenue
Certificates of Participation,
(FGIC Insured), Series 1993
5.684% due 06/28/2019                                           500          507

Riverside County, California Asset Leasing
Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010                                          250           263

Sacramento County, California Sanitation District
Financing Authority Revenue Bonds,
(LOC-Credit Agricole Indosez Insured), Series 2000
4.500% due 12/01/2030 (b)                                    1,900         1,900

Sacramento County, California Sanitation District
Financing Authority Revenue Bonds, Series 2000-A
4.900% due 12/01/2007                                        1,000         1,032
5.100% due 12/01/2009                                        1,000         1,048
5.100% due 12/01/2010                                        1,000         1,046

Sacramento, California Municipal Utility District
Revenue Bonds, Series 1983-M
9.000% due 04/01/2013                                          960         1,245

San Bernardino County, California Housing Authority
Multifamily Housing Revenue Bonds, (LOC-California
Federal Bank & LOC-Federal Home Loan Bank Insured),
Series 1993
3.250% due 02/01/2023 (b)                                      400           400

San Francisco, California City & County Airport
Commission International Airport Revenue Bonds,
(FGIC Insured), Series 1996,-12-A
5.625% due 05/01/2005                                          400           418

San Francisco, California City & County Airport
Commission International Airport Revenue Bonds,
(FSA Insured), Series 1998-16A
5.500% due 05/01/2015                                          300           306

                           2000 Semi-Annual Report See accompanying notes    171

California Intermediate Municipal Bond Fund

September 30, 2000 (Unaudited)
                                                         Principal
                                                            Amount        Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
San Francisco, California City & County Airport
Commission International Airport Revenue Bonds,
(MBIA Insured), Series 1996-14A
8.000% due 05/01/2005                                  $       500      $    569

San Francisco, California City & County Public
Utilities Commission Revenue Bonds, Series 1992-A
6.400% due 11/01/2007                                        2,500         2,647

San Jose, California Multifamily Housing Revenue
Bonds, (LOC-Bay View Bank N.A. &
LOC-Federal Home Loan Bank Insured), Series 1999
4.950% due 06/01/2039                                        1,000         1,003

San Jose, California Redevelopment Agency Tax
Allocation, (MBIA Insured), Series 1993
6.000% due 08/01/2010                                          600           669

San Pablo, California Redevelopment Agency
Revenue Bonds, Series 1979
8.000% due 10/01/2011                                          145           168

Santa Margarita/Dana Point Authority, California
Revenue Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006                                          150           172

Santa Rosa, California Multifamily Housing
Revenue Bonds, (LOC-U.S. Bank N.A. Insured),
Series 1997-A 4.600% due 06/01/2027 (b)                        100           100

South Tahoe, California Joint Powers Financing
Authority Revenue Bonds, Series 1999-A
7.300% due 10/01/2007                                          150           154

Stockton, California Certificates of
Participation,
Series 1999 4.750% due 08/01/2006                              120           121
                                                                        --------
                                                                          83,648
                                                                        ========
Puerto Rico 12.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue Bonds, (FSA Surety Bond Insured), Series
1985-A
9.000% due 07/01/2009                                        3,000         3,459

Puerto Rico Commonwealth General Obligation
Bonds,(MBIA Insured), Series 1995
5.200% due 07/01/2006                                          410           429

Puerto Rico Commonwealth Highway & Transportation
Authority Highway Revenue Bonds, Series 1993-X
5.350% due 07/01/2005                                        5,000         5,137

Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Bonds, Series 1993-X
5.200% due 07/01/2003                                          500           510

Puerto Rico Commonwealth Infrastructure
Financing Authority Revenue Bonds, (AMBAC Insured),
Series 1998-A 5.250% due 07/01/2010                            150           157

Puerto Rico Electric Power Authority
Power Revenue Bonds, Series 1995-X
6.125% due 07/01/2021                                          500           548

Puerto Rico Industrial Tourist Educational,
Medical & Environmental Control Facilities
Revenue Bonds, Series 2000
5.300% due 11/15/2005                                          250           255

Puerto Rico Industrial Tourist Environmental Central
Facilities Revenue Bonds, Series 2000
5.300% due 11/15/2004                                          150           153

Puerto Rico Municipal Finance Agency General
Obligation Bonds, (FSA Insured), Series 1999-A
5.000% due 08/01/2004                                        1,000         1,027

Puerto Rico Public Finance Corp. Revenue Bonds,
(AMBAC Insured), Series 1998-A
5.000% due 06/01/2007                                          500           517
                                                                        --------
                                                                          12,192
                                                                        ========
Virgin Islands 4.5%
Virgin Islands Public Finance Authority
Revenue Bonds, Series 1998-C
5.500% due 10/01/2008                                        3,000         3,015
5.500% due 10/01/2007                                        1,500         1,508
                                                                        --------
                                                                           4,523
                                                                        --------
Total Municipal Bonds & Notes                                            100,363
(Cost $97,895)                                                          ========

--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 0.1%
--------------------------------------------------------------------------------

Commercial Paper 0.1%
R & T California Money Market
     3.710% due 10/02/2000                                     154           154
                                                                        --------
Total Short-Term Instruments                                                 154
(Cost $154)                                                             ========

Total Investments (a) 100%                                              $100,517
(Cost $98,049)

Other Assets and Liabilities (Net) (0.0%)                                   (26)
                                                                        --------
Net Assets 100.0%                                                       $100,491
                                                                        ========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net
unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                          $  2,491

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                            (23)
                                                                        --------
Unrealized appreciation-net                                             $  2,468
                                                                        ========
(b) Variable rate security. The rate listed is as of September 30, 2000.

172    PIMCO Funds See accompanying notes

Schedule of Investments
California Municipal Bond Fund

September 30, 2000 (Unaudited)
                                                         Principal
                                                            Amount        Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 97.3%
--------------------------------------------------------------------------------
California 67.6%
California State Department Water Center
Revenue Bonds, Series 1993
8.375% due 12/01/2003                                  $       150      $    168

California State General Obligation,
(FGIC Insured), Series 1997
6.600% due 02/01/2011                                          500           581

Capistrano Unified School District
Community Facilities District Special Tax Bond,
Series 1999
5.700% due 09/01/2020                                          500           486

Chula Vista California Special Tax Bond,
Series 2000-1
6.400% due 09/01/2018                                          125           128

Corona Community Facilities District
Special Tax Bond, Series 1998
5.875% due 09/01/2023                                          150           147

East Bay Municipal Utility District
Wastewater Treatment
System Revenue Bonds, (AMBAC Insured),
Series 1993
6.420% due 06/01/2013                                          400           415

Foothill Eastern Transportation Corridor
Agency Toll Road Revenue Bonds, (MBIA-IBC Insured),
Series 1999
0.000% due 01/15/2027                                          500           298

Los Angeles County Transportation Commission
Certificates of Partnership, Series 1992
6.250% due 07/01/2004                                          500           525

Los Angeles Department of Water & Power Waterworks
Revenue Bonds, (MBIA Insured), Series 1994
6.375% due 07/01/2034                                          350           380

Los Angeles, California Wastewater System
Revenue Bonds, (MBIA Insured), Series 1998-C
4.000% due 06/01/2015                                          400           348

Metropolitan Water District Southern California
Revenue Bonds, Series 1993
6.253% due 10/30/2020                                          200           197

Orange County California Revenue Bonds,
Series 1995
6.000% due 06/01/2010                                          750           835

Orange County Local Transportation Authority
Sales Tax Revenue Bonds, (AMBAC-TCRS Insured),
Series 1992
6.200% due 02/14/2011                                          750           840

Pioneers Memorial Healthcare District
General Obligation, Series 1998
5.125% due 10/01/2024                                          400           380

San Jose Redevelopment Agency Tax
Allocation, (MBIA Insured), Series 1993
6.000% due 08/01/2010                                          300           335

Southern California Public Power Authority
Revenue Bonds, (FSA-CR Insured), Series 1993
5.000% due 07/01/2015                                          110           107
                                                                        --------
                                                                           6,170
                                                                        ========
Puerto Rico 25.3%
Puerto Rico Aqueduct & Sewer Authority Revenue
Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009                                        2,000         2,306
                                                                        --------
Virgin Islands 4.4%
Virgin Islands Public Finance Authority
Revenue Bonds, Series 1998-C
5.500% due 10/01/2008                                          405           407
                                                                        --------
Total Municipal Bonds & Notes                                              8,883
(Cost $8,665)                                                           ========

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 1.2%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (b)
     3.625% due 07/15/2002                                     108           108
                                                                        --------
Total U.S. Treasury Obligations                                              108
(Cost $107)                                                             ========

Total Investments (a) 98.5%                                             $  8,991
(Cost $8,772)

Other Assets and Liabilities (Net) 1.5%                                      137
                                                                        --------
Net Assets 100.0%                                                       $  9,128
                                                                        ========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net
unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                          $    219

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                               0
                                                                        --------
Unrealized appreciation-net                                             $    219
                                                                        ========
(b) Principal amount of the security is adjusted for inflation.

                           2000 Semi-Annual Report See accompanying notes    173

Schedule of Investments
New York Municipal Bond Fund

September 30, 2000 (Unaudited)

                                                         Principal
                                                            Amount       Value
                                                            (000s)       (000s)
-------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 96.8%
-------------------------------------------------------------------------------
New York 96.8%
Amherst, New York General Obligation, (FGIC
Insured), Series A
5.500% due 12/01/2008                                  $       150     $    158

Edmeston, New York Central School District
General Obligation, (MBIA Insured), Series 1999
5.100% due 06/15/2007                                          150          153

Erie County New York General Obligation,
(AMBAC Insured), Series 2000
5.750% due 07/01/2010                                          250          267

Long Island Power Authority Revenue Bonds,
Series 1998
5.500% due 05/01/2033                                          100          100

Nassau County, New York Tobacco Settlement
Corp. Revenue Bonds, Series 1999
5.250% due 07/15/2011                                          150          151

New York City General Obligation, Series 1997
5.300% due 06/01/2012                                          150          152

New York City Municipal Water Finance
Authority Revenue Bonds, (FGIC Insured), Series 1994
5.500% due 06/15/2024                                          100          100

New York General Obligation Bond,
(Bayerische Landesbank Insured), Series 1995-F5
5.500% due 02/15/2016 (b)                                      100          100

New York General Obligation Bond,
(FGIC Insured), Series 1992-B
5.500% due 10/01/2020                                          100          100

New York General Obligation, Series 1997-D
5.250% due 08/01/2021                                          100           94

New York State Dormitory Authority
Revenue Bonds, (AMBAC Insured), Series 1998
5.000% due 07/01/2002                                          150          151

New York State Dormitory Authority
Revenue Bonds, (FSA Insured), Series 1998
4.750% due 07/01/2008                                          150          150

New York State Dormitory Authority
Revenue Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2006                                          150          150

New York State Energy Research & Development
Revenue Bonds, Series 1985
5.500% due 12/01/2025                                          200          200

New York State Local Government Assistance Corp.
Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013                                          150          149

New York State Power Authority Revenue &
General Purpose, Series 1972-E
5.500% due 01/01/2010                                          135          139

New York State Thruway Authority Service Contract
Revenue Bonds, (MBIA Insured), Series 1999
4.900% due 04/01/2008                                          150          151

New York State Urban Development Corp.
Revenue Bonds, Series 1999
5.000% due 01/01/2005                                          150          151

New York, New York General Obligation,
Series 1997 5.750% due 08/01/2009                              250          267

Ontario County Industrial Development
Agency Revenue Bonds, Series 1985
5.650% due 08/01/2015                                          100          100

Rockland County New York Solid Waste Management
Authority Revenue Bonds, Series 1999 A
4.800% due 12/15/2005                                          145          147
                                                                       --------
Total Municipal Bonds & Notes                                             3,130
(Cost $3,088)                                                          ========

-------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 1.4%
-------------------------------------------------------------------------------
Commercial Paper 1.4%
R & T New York Money Market
     4.550% due 10/02/2000                                      45           45
                                                                       --------
Total Short-Term Instruments                                                 45
(Cost $45)                                                             ========

Total Investments (a) 98.2%                                            $  3,175
(Cost $3,133)

Other Assets and Liabilities (Net) 1.8%                                      57
                                                                       --------
Net Assets 100.0%                                                      $  3,232
                                                                       ========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net
unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
overtax cost.                                                          $     44

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                             (2)
                                                                       --------
Unrealized appreciation-net                                            $     42
                                                                       ========

(b) Variable rate security. The rate listed is as of September 30, 2000.

174    PIMCO Funds See accompanying notes

Notes to Financial Statements
September 30, 2000 (Unaudited)


1. Organization

PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 35 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares:
Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). The Long Duration Fund had not commenced operations as of September 30, 2000. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the "Institutional Classes") of the Trust. Certain detailed financial information for the A, B, C and D Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the Strategic Balanced, Convertible and StocksPLUS Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the Strategic Balanced, Convertible and StocksPLUS Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

     Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the Strategic Balanced, Convertible and StocksPLUS Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the Strategic Balanced, Convertible and StocksPLUS Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

                                                  2000 Semi-Annual Report    175

September 30, 2000 (Unaudited)


Financing Transactions. A Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. Certain Funds are authorized to enter into futures contracts and options. A Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. Certain Funds are authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.

176    PIMCO Funds

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly owned subsidiary partnership of PIMCO Advisors L.P. and serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.15% for the Money Market Fund, 0.20% for the Short Duration Municipal Income Fund, 0.40% for the Strategic Balanced, Convertible and StocksPLUS Funds, 0.45% for the Emerging Markets Bond and 0.25% for all other Funds.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class' average daily net assets. The Administration Fee for the Institutional Classes is charged at the annual rate of 0.18% for the Total Return and Low Duration Funds, 0.19% for the Short Duration Municipal Income Fund, 0.20% for the Moderate Duration, Short-Term and Money Market Funds, 0.24% for the California Intermediate Municipal Bond and New York Municipal Bond Funds, 0.30% for the Global Bond and Global Bond II Funds, 0.40% for the Emerging Markets Bond Fund and 0.25% for all other Funds. The Administration Fee for the A, B and C Classes is charged at an annual rate of 0.35% for the Short-Term, Money Market, Municipal Bond, California Intermediate Municipal Bond and New York Municipal Bond Funds, 0.45% for the Foreign Bond and Global Bond II Funds, 0.55% for the Emerging Markets Bond Fund and 0.40% for all other Funds. The Administration Fee for Class D is charged at the annual rate of 0.25% for the Short-Term, Total Return and Low Duration Funds, 0.35% for the Municipal Bond, Short Duration Municipal Income, California Intermediate Municipal Bond and New York Municipal Bond Funds, 0.45% for the Foreign Bond Fund and 0.40% for all other Funds.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during current fiscal year.

     Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and D Classes. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                                                 Distribution    Servicing Fee
                                                    Fee (%)           (%)
--------------------------------------------------------------------------------
Class A
Money Market Fund                                        --             0.10
All other Funds                                          --             0.25

Class B
All Funds                                              0.75             0.25

Class C
Total Return, Long-Term U.S. Gov't.,
High Yield, Total Return Mortgage,
Foreign Bond, Global Bond II,
Emerging Markets Bond,
Strategic Balanced and
Convertible Funds                                      0.75             0.25
Low Duration, Real Return Bond,
StocksPLUS and Municipal Bond Funds                    0.50             0.25
Short-Term Fund                                        0.30             0.25
Money Market Fund                                        --             0.10

Class D
All Funds                                                --             0.25

PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2000, PFD received $5,987,857 representing commissions (sales charges) and contingent deferred sales charges.

                                                  2000 Semi-Annual Report    177

September 30, 2000 (Unaudited)


Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expense and
(viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of Investment Grade Corporate Bond, Convertible, Short Duration Municipal Income, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds administrative fees to the extent that the payment of each Fund's pro rate share of Trustee fees and organizational expenses cause the actual expense ratios to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                                                    Inst'l Class      Admn. Class    Class A    Class B    Class C    Class D
-----------------------------------------------------------------------------------------------------------------------------
Investment Grade Corporate Bond Fund                     0.50%            0.75%        --         --         --         --

Convertible Fund                                         0.65%            0.90%         1.05%      1.80%      1.80%      0.80%

Short Duration Municipal Income Fund                     0.39%            0.64%        --         --         --          0.80%

California Intermediate Municipal Bond Fund              0.49%            0.74%         0.85%     --         --          0.85%

New York Municipal Bond Fund                             0.49%            0.74%         0.85%     --         --          0.85%

PIMCO may be reimbursed for these waived amounts in future periods. Each unaffiliated Trustee receives an annual retainer of $45,000, plus $ 3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

4. Purchases and Sales of Securities
Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2000, were as follows (amounts in thousands):

                                                         U.S. Government/Agency                             All Other
                                                 ----------------------------------------------------------------------------
                                                      Purchases             Sales             Purchases              Sales
-----------------------------------------------------------------------------------------------------------------------------
Total Return Fund                                  $  83,997,342      $ 74,490,752       $  9,558,193           $  7,800,637
Total Return Fund II                                   4,692,286         4,176,115            338,341                181,715
Total Return Fund III                                  2,605,146         2,337,978            208,076                107,314
Moderate Duration Fund                                   483,097           482,497            194,111                 77,826
Low Duration Fund                                      3,758,313         3,762,409          1,465,574                692,820
Low Duration Fund II                                     620,534           547,497            215,935                 34,325
Low Duration Fund III                                     31,193            26,421              7,836                  6,977
Short-Term Fund                                          260,258           282,834            406,785                 82,275
Long-Term U.S. Government Fund                         4,766,985         4,741,902             40,867                 24,116
Investment Grade Corporate Bond Fund                       4,735             4,498              7,738                  2,963
High Yield Fund                                                0             6,402            474,059                747,037
Total Return Mortgage Fund                                65,795            52,731              5,445                  1,769
GNMA Fund                                                  4,354               200                697                    299
Real Return Bond Fund                                  1,351,736         1,175,196            493,404                 43,416
Foreign Bond Fund                                      1,600,643         1,431,459            624,510                574,400
Global Bond Fund                                         721,535           611,958            259,438                197,330
Global Bond Fund II                                       11,651             7,517            227,962                219,090
Emerging Markets Bond Fund                                     0                 0            179,931                158,831
Strategic Balanced Fund                                  457,515           496,735            112,546                140,586
Convertible Fund                                               0                 0            153,607                160,927
StocksPLUS Fund                                          300,346           252,736            514,580                247,174
Municipal Bond Fund                                          108                 0             83,024                 84,009
Short Duration Municipal Income Fund                           0                 0             11,142                  8,768
California Intermediate Municipal Bond Fund                    0                 0            212,882                135,822
California Municipal Bond Fund                               108                 0             41,539                 33,295
New York Municipal Bond Fund                                   0                 0             19,752                 19,614

178    PIMCO Funds

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

                            Total Return      Total Return    Total Return  Moderate Duration     Low Duration
                                    Fund           Fund II        Fund III               Fund             Fund
                           ------------------------------------------------------------------------------------
                                                                  Premium
                           ------------------------------------------------------------------------------------
Balance at 03/31/2000        $    31,722       $     1,090      $      558       $       250       $     3,873
Sales                             57,025             1,509           4,658               264             2,116
Closing Buys                     (29,554)             (708)         (3,275)              (51)              (78)
Expirations                      (18,184)             (616)           (649)             (206)           (2,092)
Exercised                           (216)                0            (199)                0                 0
                           ------------------------------------------------------------------------------------
Balance at 09/30/2000        $    40,793       $     1,275      $    1,093       $       257       $     3,819
                           ------------------------------------------------------------------------------------

                           Low Duration      Low Duration        Long-Term      Foreign Bond       Global Bond
                                Fund II          Fund III  U.S. Gov't Fund              Fund              Fund
                           ------------------------------------------------------------------------------------
                                                                   Premium
                           ------------------------------------------------------------------------------------
Balance at 03/31/2000       $       289       $       23       $      579       $       473        $       213
Sales                               122               24            2,073             1,602                572
Closing Buys                        (54)              (3)          (2,357)             (363)               (89)
Expirations                           0              (13)            (288)             (857)              (279)
Exercised                             0               (7)               0                 0                  0
                            -----------------------------------------------------------------------------------
Balance at 09/30/2000       $       357       $       24       $        7       $       855        $       417
                           ------------------------------------------------------------------------------------

                             Global Bond         Strategic      StocksPLUS
                                 Fund II     Balanced Fund            Fund
                            --------------------------------------------------
                                                Premium
                            --------------------------------------------------
Balance at 03/31/2000        $        40       $       692      $    1,231
Sales                                220               643           6,831
Closing Buys                         (58)             (275)          3,943
Expirations                         (113)           (1,060)         (9,955)
Exercised                              0                 0               0
                            --------------------------------------------------
Balance at 09/30/2000        $        89       $         0      $    2,050
                            --------------------------------------------------
6. Reorganization

The Acquiring Fund, as listed below, acquired the assets and certain liabilities of the Acquired Fund, also listed below, in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders (amounts in thousands):

                                                                   Value of                             Total Net
                                                         Shares      Shares    Total Net   Total Net    Assets of          Acquired
                                                      Issued by   Issued by    Assets of   Assets of    Acquiring            Fund's
                                                      Acquiring   Acquiring     Acquired   Acquiring         Fund  Unrealized After
Acquiring Fund            Acquired Fund        Date        Fund        Fund         Fund        Fund  Acquisition      Depreciation
------------------------------------------------------------------------------------------------------------------------------------

PIMCO                     PIMCO

Strategic Balanced Fund   Balanced Fund   09/17/1999      5,137    $ 66,780    $  66,780   $ 105,993   $  172,774      $     (45)


7. Line of Credit

Effective December 14, 1999, the funds, along with certain other funds managed by PIMCO, entered into an unsecured $100,000,000 bank line of credit agreement with State Street Bank & Trust Company. Borrowings under the agreement bear interest at the Fed Funds plus 50 basis points or the Base Rate, which is typically the Prime Rate. The funds may borrow money solely for temporary purposes to fund shareholder redemptions. The funds did not borrow from the line during the period April 1, 2000 through September 30, 2000.

8. Acquisition by Allianz AG

On May 5, 2000, Allianz AG completed the acquisition of approximately 70% of the outstanding partnership interest in PIMCO Advisors L.P. ("PIMCO Advisors"), of which PIMCO is a subsidiary partnership. As a result of this transaction, PIMCO Advisors, and its subsidiaries, are now controlled by Allianz AG, a leading provider of financial services, particularly in Europe. PIMCO remains operationally independent, continues to operate under its existing name, and now leads the global fixed-income efforts of Allianz AG. Key employees at each PIMCO Advisors' investment units, including PIMCO's Bill Gross, have signed long-term employment contracts and have significant profit-sharing and retention arrangements to ensure continuity of the investment process and staff. With the addition of PIMCO Advisors, the Allianz Group manages assets of approximately US$650 billion, including more than 300 mutual funds for retail and institutional clients around the world.

                                                  2000 Semi-Annual Report    179

September 30, 2000 (Unaudited)


9. Shares of Beneficial Interest
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                  Total Return Fund
                                               ------------------------------------------------------
                                               Period Ended 09/30/2000          Year Ended 03/31/2000
                                                Shares          Amount          Shares         Amount
                                               ------------------------------------------------------
Receipts for shares sold
    Institutional Class                        501,752     $ 5,002,226         911,222    $ 9,137,242
    Administrative Class                        83,277         830,924         218,285      2,193,159
    Other Classes                               89,167         889,558         215,631      2,171,970

Issued as reinvestment of distributions
    Institutional Class                         72,576         724,490         116,974      1,172,270
    Administrative Class                         8,610          85,971          11,320        113,239
    Other Classes                                5,302          52,925          12,790        128,441

Cost of shares redeemed
    Institutional Class                       (314,048)     (3,122,368)       (623,571)    (6,242,527)
    Administrative Class                       (39,346)       (392,867)        (95,333)      (953,360)
    Other Classes                              (52,897)       (526,894)       (122,336)    (1,223,161)

Net increase (decrease) resulting from
    Fund share transactions                    354,393     $ 3,543,965         644,982    $ 6,497,273
                                               ------------------------------------------------------

                                                                 Total Return Fund II
                                               -------------------------------------------------------
                                               Period Ended 09/30/2000           Year Ended 03/31/2000
                                                Shares          Amount          Shares          Amount
                                               -------------------------------------------------------
Receipts for shares sold
    Institutional Class                         33,819     $   328,206          66,740     $   653,040
    Administrative Class                         1,623          15,806           3,294          31,950
    Other Classes                                    0               0               0               0

Issued as reinvestment of distributions
    Institutional Class                          3,612          35,067           5,709          55,668
    Administrative Class                           186           1,810             286           2,786
    Other Classes                                    0               0               0               0

Cost of shares redeemed
    Institutional Class                        (14,100)       (136,484)        (39,438)       (384,235)
    Administrative Class                        (3,311)        (32,376)         (3,124)        (30,450)
    Other Classes                                    0               0               0               0

Net increase (decrease) resulting from
    Fund share transactions                     21,829     $   212,029          33,467     $   328,759
                                               -------------------------------------------------------

                                                                 Total Return Fund III
                                               -------------------------------------------------------
                                               Period Ended 09/30/2000           Year Ended 03/31/2000
                                                Shares          Amount          Shares          Amount
                                               -------------------------------------------------------
Receipts for shares sold
    Institutional Class                         19,958     $   173,762          27,684     $   246,232
    Administrative Class                            11             101             942           8,282
    Other Classes                                    0               0               0               0

Issued as reinvestment of distributions
    Institutional Class                          2,470          21,575           3,669          32,584
    Administrative Class                            36             314              22             195
    Other Classes                                    0               0               0               0

Cost of shares redeemed
    Institutional Class                         (3,269)        (28,602)        (11,285)        (99,748)
    Administrative Class                            (8)            (72)             (5)            (40)
    Other Classes                                    0               0               0               0

Net increase (decrease) resulting from
    Fund share transactions                     19,198     $   167,078          21,027     $   187,505
                                               -------------------------------------------------------

                                                                    Short-Term Fund
                                               -------------------------------------------------------
                                               Period Ended 09/30/2000           Year Ended 03/31/2000
                                                Shares          Amount          Shares          Amount
                                               -------------------------------------------------------
Receipts for shares sold
    Institutional Class                         26,597     $   264,774         120,611     $ 1,202,372
    Administrative Class                           618           6,143           1,778          17,721
    Other Classes                                7,225          71,902          13,899         138,529

Issued as reinvestment of distributions
    Institutional Class                          1,408          14,017           2,198          21,902
    Administrative Class                            14             140              24             234
    Other Classes                                  179           1,778             499           4,967

Cost of shares redeemed
    Institutional Class                        (29,655)       (295,264)       (113,004)     (1,126,670)
    Administrative Class                        (1,748)        (17,394)           (656)         (6,533)
    Other Classes                               (6,652)        (66,229)        (14,093)       (140,433)

Net increase (decrease) resulting from
    Fund share transactions                     (2,014)    $   (20,133)         11,256     $   112,089
                                               -------------------------------------------------------

                                                                   Money Market Fund
                                             ---------------------------------------------------------
                                               Period Ended 09/30/2000           Year Ended 03/31/2000
                                                Shares          Amount          Shares          Amount
                                             ---------------------------------------------------------
Receipts for shares sold
    Institutional Class                         69,546     $    69,548         382,805     $   382,805
    Administrative Class                         8,818           8,818          45,030          45,030
    Other Classes                            1,717,589       1,717,589       6,791,637       6,791,637

Issued as reinvestment of distributions
    Institutional Class                          7,171           7,171          14,007          14,008
    Administrative Class                           269             269             426             426
    Other Classes                                3,924           3,924           6,923           6,923

Cost of shares redeemed
    Institutional Class                       (182,973)       (182,973)       (414,090)       (414,090)
    Administrative Class                       (10,360)        (10,360)        (44,939)        (44,939)
    Other Classes                           (1,800,215)     (1,800,215)     (6,778,173)     (6,778,173)

Net increase (decrease) resulting from
    Fund share transactions                   (186,231)    $  (186,229)          3,626     $     3,627
                                            ----------------------------------------------------------

                                                             Long-Term U.S. Government Fund
                                               -------------------------------------------------------
                                               Period Ended 09/30/2000           Year Ended 03/31/2000
                                                Shares          Amount          Shares          Amount
                                               -------------------------------------------------------
Receipts for shares sold
    Institutional Class                          4,228     $    41,611          17,536     $   170,823
    Administrative Class                         1,155          11,395           4,792          47,739
    Other Classes                                3,029          29,877           6,812          66,187

Issued as reinvestment of distributions
    Institutional Class                            540           5,321           1,110          10,760
    Administrative Class                           122           1,204             246           2,386
    Other Classes                                  173           1,702             396           3,859

Cost of shares redeemed
    Institutional Class                         (4,483)        (43,753)        (13,014)       (124,451)
    Administrative Class                        (1,180)        (11,446)         (2,075)        (20,024)
    Other Classes                               (2,675)        (26,238)         (6,842)        (66,603)

Net increase (decrease) resulting from
    Fund share transactions                        909     $     9,673           8,961     $    90,676
                                               -------------------------------------------------------

180  PIMCO Funds

                    Moderate Duration Fund                                              Low Duration Fund
----------------------------------------------------------        ----------------------------------------------------------
  Period Ended 09/30/2000            Year Ended 03/31/2000          Period Ended 09/30/2000            Year Ended 03/31/2000
 Shares            Amount         Shares            Amount         Shares            Amount         Shares            Amount
----------------------------------------------------------        ----------------------------------------------------------
 10,973       $   104,825         20,710       $   200,422        128,962       $ 1,264,527        287,904       $ 2,852,869
      0                 0              0                 0          4,040            39,612          8,814            87,882
      0                 0              0                 0         15,855           155,620         53,936           534,201


  1,494            14,328          2,170            20,913         10,953           107,522         20,182           199,668
      0                 0              0                 0            448             4,395            747             7,388
      0                 0              0                 0            928             9,109          1,912            18,941


 (7,279)          (69,981)       (14,158)         (137,218)      (122,259)       (1,199,533)      (290,438)       (2,872,755)
      0                 0              0                 0         (2,899)          (28,501)       (10,124)         (100,890)
      0                 0              0                 0        (15,314)         (150,254)       (49,060)         (485,171)


  5,188       $    49,172          8,722       $    84,117         20,714       $   202,497         23,873       $   242,133
----------------------------------------------------------        ----------------------------------------------------------


                    Low Duration Fund II                                              Low Duration Fund III
----------------------------------------------------------         ---------------------------------------------------------
  Period Ended 09/30/2000            Year Ended 03/31/2000          Period Ended 09/30/2000            Year Ended 03/31/2000
 Shares            Amount         Shares            Amount         Shares            Amount         Shares            Amount
----------------------------------------------------------         ---------------------------------------------------------
 33,659       $   327,020         13,865       $   136,132            883       $     8,528          1,305       $    12,807
      3                30             26               251              0                 0              4                46
      0                 0              0                 0              0                 0              0                 0


  1,654            16,072          2,647            25,816            133             1,301            174             1,702
      0                 1              1                12              0                 0              0                 1
      0                 0              0                 0              0                 0              0                 0


(11,697)         (113,702)        (9,884)          (96,194)          (603)           (5,849)          (791)           (7,810)
     (7)              (71)        (2,291)          (22,782)             0                 0             (4)              (43)
      0                 0              0                 0              0                 0              0                 0


 23,612       $   229,350          4,364       $    43,235            413       $     3,980            688       $     6,703
----------------------------------------------------------         ---------------------------------------------------------

      Investment Grade
         Corporate
         Bond Fund                                      High Yield Fund
-------------------------         ---------------------------------------------------------
   Period from 04/28/2000
            to 09/30/2000          Period Ended 09/30/2000            Year Ended 03/31/2000
 Shares            Amount         Shares            Amount         Shares            Amount
-------------------------         ---------------------------------------------------------
    500       $     5,000         35,180       $   357,174        112,421       $ 1,221,190
      0                 0          8,972            91,225         23,707           255,416
      0                 0         16,681           169,763         55,214           597,715


     16               166          6,925            70,251         16,391           176,340
      0                 0          1,701            17,253          2,363            25,317
      0                 0          1,679            17,035          3,722            40,061


      0                 0        (57,060)         (578,600)      (129,621)       (1,380,777)
      0                 0         (3,040)          (30,931)       (12,693)         (135,307)
      0                 0        (18,656)         (189,793)       (48,358)         (518,612)


    516       $     5,166         (7,618)      $   (76,623)        23,146       $   281,343
-------------------------         ---------------------------------------------------------


                   Total Return Mortgage Fund                                               GNMA Fund
----------------------------------------------------------         ---------------------------------------------------------
  Period Ended 09/30/2000            Year Ended 03/31/2000          Period Ended 09/30/2000            Year Ended 03/31/2000
 Shares            Amount         Shares            Amount         Shares            Amount         Shares            Amount
----------------------------------------------------------         ---------------------------------------------------------
  1,272       $    12,500              5       $        51            360       $     3,497              3       $        27
      0                 0              0                 0              0                 0              0                 0
     27               292             18               176              0                 0              0                 0


     36               366             24               235             21               212             26               261
      0                 0              0                 0              0                 0              0                 0
      1                 7              1                 5              0                 0              0                 0


   (146)           (1,481)           (34)             (342)           (10)              (94)            (5)              (48)
      0                 0              0                 0              0                 0              0                 0
     (1)              (15)           (21)             (212)             0                 0              0                 0


  1,189       $    11,669             (7)      $       (87)           371       $     3,615             24       $       240
----------------------------------------------------------         ---------------------------------------------------------

                                                     2000 Semi-Annual Report 181

September 30, 2000 (Unaudited)


9. Shares of Beneficial Interest (Cont.)
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                 Real Return Bond Fund
                                               -------------------------------------------------------
                                               Period Ended 09/30/2000           Year Ended 03/31/2000
                                                Shares          Amount          Shares          Amount
                                               -------------------------------------------------------
Receipts for shares sold
    Institutional Class                         23,299       $ 225,851          20,255       $ 197,599
    Administrative Class                         1,598          15,833               0               0
    Other Classes                                7,286          71,429           5,672          55,389

Shares issued in reorganization
    Institutional Class                              0               0               0               0
    Administrative Class                             0               0               0               0
    Other Classes                                    0               0               0               0

Issued as reinvestment of distributions
    Institutional Class                          1,416          12,140             451           4,405
    Administrative Class                            21             152               0               0
    Other Classes                                  274           2,363             145           1,416

Cost of shares redeemed
    Institutional Class                         (4,911)        (44,766)         (1,320)        (12,861)
    Administrative Class                          (344)         (3,373)              0               0
    Other Classes                               (1,485)        (14,609)           (841)         (8,197)

Net increase (decrease) resulting from
    Fund share transactions                     27,154       $ 265,020          24,362       $ 237,751
                                              --------------------------------------------------------

                                                                   Foreign Bond Fund
                                               -------------------------------------------------------
                                               Period Ended 09/30/2000           Year Ended 03/31/2000
                                                Shares          Amount          Shares          Amount
                                               -------------------------------------------------------
Receipts for shares sold
    Institutional Class                          8,056       $  80,971          17,555       $ 178,740
    Administrative Class                           248           2,506             463           4,784
    Other Classes                                3,553          35,734           7,466          76,013

Shares issued in reorganization
    Institutional Class                              0               0               0               0
    Administrative Class                             0               0               0               0
    Other Classes                                    0               0               0               0

Issued as reinvestment of distributions
    Institutional Class                          1,127          11,333           2,850          28,907
    Administrative Class                            16             156              32             324
    Other Classes                                  276           2,777             609           6,155

Cost of shares redeemed
    Institutional Class                         (7,540)        (75,719)        (28,226)       (286,997)
    Administrative Class                          (150)         (1,511)           (211)         (2,130)
    Other Classes                               (2,061)        (20,724)         (4,535)        (45,879)

Net increase (decrease) resulting from
    Fund share transactions                      3,525       $  35,523          (3,997)      $ (40,083)
                                              --------------------------------------------------------

                                                                    Global Bond Fund
                                               -------------------------------------------------------
                                               Period Ended 09/30/2000           Year Ended 03/31/2000
                                                Shares          Amount          Shares          Amount
                                               -------------------------------------------------------
Receipts for shares sold
    Institutional Class                         14,533       $ 127,525           9,839       $  90,144
    Administrative Class                           177           1,539             795           7,497
    Other Classes                                    0               0               0               0

Shares issued in reorganization
    Institutional Class                              0               0               0               0
    Administrative Class                             0               0               0               0
    Other Classes                                    0               0               0               0

Issued as reinvestment of distributions
    Institutional Class                            582           4,147           1,162          10,736
    Administrative Class                             6              52              19             172
    Other Classes                                    0               0               0               0

Cost of shares redeemed
    Institutional Class                         (8,453)        (72,806)         (8,187)        (74,885)
    Administrative Class                          (161)         (1,392)           (701)         (6,530)
    Other Classes                                    0               0               0               0

Net increase (decrease) resulting from
    Fund share transactions                      6,684       $  59,065           2,927       $  27,134
                                              --------------------------------------------------------

                                                                    StocksPLUS Fund
                                               -------------------------------------------------------
                                               Period Ended 09/30/2000           Year Ended 03/31/2000
                                                Shares          Amount          Shares          Amount
                                               -------------------------------------------------------
Receipts for shares sold
    Institutional Class                          9,311       $ 128,000          15,093       $ 218,329
    Administrative Class                           887          12,073           4,321          63,727
    Other Classes                                9,634         131,710          35,815         512,940

Issued as reinvestment of distributions
    Institutional Class                            828          11,241           7,047          99,393
    Administrative Class                            47             635             530           7,404
    Other Classes                                  698           9,367           9,584         133,688

Cost of shares redeemed
    Institutional Class                         (6,818)        (93,861)        (14,080)       (201,504)
    Administrative Class                          (116)         (1,590)         (3,619)        (52,930)
    Other Classes                              (13,792)       (188,055)        (32,255)       (455,756)

Net increase (decrease) resulting from
    Fund share transactions                        679       $   9,520          22,436       $ 325,291
                                               -------------------------------------------------------

                                                                  Municipal Bond Fund
                                               -------------------------------------------------------
                                               Period Ended 09/30/2000           Year Ended 03/31/2000
                                                Shares          Amount          Shares          Amount
                                               -------------------------------------------------------
Receipts for shares sold
    Institutional Class                          1,268       $  11,878             443       $   4,203
    Administrative Class                           168           1,601             315           3,032
    Other Classes                                  610           5,782           1,697          16,283

Issued as reinvestment of distributions
    Institutional Class                             29             278              25             239
    Administrative Class                             9              90              12             113
    Other Classes                                   52             481             134           1,286

Cost of shares redeemed
    Institutional Class                           (679)         (6,486)           (450)         (4,329)
    Administrative Class                           (38)           (367)           (135)         (1,268)
    Other Classes                               (1,124)        (10,647)         (2,276)        (21,656)

Net increase (decrease) resulting from
    Fund share transactions                        295       $   2,610            (235)      $  (2,097)


                                                         Short Duration Municipal Income Fund
                                               -------------------------------------------------------
                                                                                Period from 08/31/1999
                                               Period Ended 09/30/2000                   to 03/31/2000
                                                Shares          Amount          Shares          Amount
                                               -------------------------------------------------------
Receipts for shares sold
    Institutional Class                            214       $   2,134           1,050       $  10,500
    Administrative Class                             0               0               0               0
    Other Classes                                    0               0               1              10

Issued as reinvestment of distributions
    Institutional Class                             26             263              24             241
    Administrative Class                             0               0               0               0
    Other Classes                                    0               0               0               0

Cost of shares redeemed
    Institutional Class                            (50)              0               0               0
    Administrative Class                             0               0               0               0
    Other Classes                                    0               0               0               0

Net increase (decrease) resulting from
    Fund share transactions                        235       $   2,347           1,075       $  10,751
                                               -------------------------------------------------------

182   PIMCO Funds

                 Global Bond Fund II                                     Emerging Markets Bond Fund
------------------------------------------------------      ----------------------------------------------------
  Period Ended 09/30/2000        Year Ended 03/31/2000      Period Ended 09/30/2000        Year Ended 03/31/2000
   Shares          Amount       Shares          Amount       Shares          Amount       Shares          Amount
------------------------------------------------------      ----------------------------------------------------
      733       $   6,908        6,377       $  59,618        2,867       $  23,553        2,116       $  16,701
        0               0            0               0           44             378        3,429          25,789
       80             754          460           4,394          163           1,404          125             979


        0               0            0               0            0               0            0               0
        0               0            0               0            0               0            0               0
        0               0            0               0            0               0            0               0


      187           1,762          268           2,526          156           1,337          111             888
        0               0            0               0           66             557          114             915
       24             233           58             545            4              39            9              73


   (3,479)        (32,688)        (558)         (5,204)         (56)           (478)      (1,248)         (9,797)
        0               0            0               0         (396)         (3,300)      (1,993)        (15,204)
     (238)         (2,241)        (595)         (5,615)        (115)         (1,003)         (37)           (311)


   (2,693)      $ (25,272)       6,010       $  56,264        2,733       $  22,487        2,626       $  20,033
------------------------------------------------------      ----------------------------------------------------


               Strategic Balanced Fund                                         Convertible Fund
------------------------------------------------------      ----------------------------------------------------
  Period Ended 09/30/2000        Year Ended 03/31/2000      Period Ended 09/30/2000        Year Ended 03/31/2000
   Shares          Amount       Shares          Amount       Shares          Amount       Shares          Amount
------------------------------------------------------      ----------------------------------------------------
      162       $   2,032          880       $   8,040        2,571       $  38,114       13,295       $ 176,112
        6              70           75             956           28             410            0               0
      367           4,593          704          12,505          878          12,913        1,059          14,391


        0               0        2,758          35,908            0               0            0               0
        0               0            0               0            0               0            0               0
        0               0        2,379          30,872            0               0            0               0


      144           1,764          552           7,091           64             960          137           1,984
        2              23            3              45            0               0            0               0
       57             644          161           2,065            5               7            8             120


   (5,853)        (74,557)      (2,101)        (26,925)      (4,658)        (68,411)      (2,763)        (41,632)
      (17)           (216)         (23)           (293)           0               0            0               0
     (404)         (5,035)        (949)        (11,948)        (145)         (2,121)         (61)           (841)


   (5,536)      $ (70,682)       4,439       $  58,316       (1,257)      $ (18,128)      11,675       $ 150,134
------------------------------------------------------      ----------------------------------------------------

                                                           California
           California Intermediate                         Municipal
             Municipal Bond Fund                           Bond Fund                  New York Municipal Bond Fund
-------------------------------------------------    ----------------------  -----------------------------------------------
                           Period from 08/31/1999    Period from 05/16/2000                           Period from 08/31/1999
Period Ended 09/30/2000             to 03/31/2000             to 09/30/2000  Period Ended 09/30/2000           to 03/31/2000
    Shares       Amount       Shares       Amount       Shares       Amount       Shares      Amount      Shares      Amount
-------------------------------------------------    ----------------------  -----------------------------------------------
     8,707     $ 87,248          885     $  8,840        1,861     $ 18,619            0    $      0         300    $  3,000
       156        1,550            1           10            0            0            0           0           0           0
     3,145       31,556          190        1,889            2           20            0           0           2          20


       107        1,088            9           91           18          183            6          67           8          76
         2           25            0            0            0            0            0           0           0           0
        41          424            1           12            0            0            0           0           0           0


    (3,050)     (30,771)         (56)        (556)      (1,002)     (10,286)           0           0           0           0
        (1)         (10)           0            0            0            0            0           0           0           0
      (358)      (3,572)         (12)        (119)           0            0            0           0           0           0


     8,749     $ 87,538        1,018     $ 10,167          879     $  8,536            6    $     67         310    $  3,096
-------------------------------------------------    ----------------------  -----------------------------------------------

                                                     2000 Semi-Annual Report 183

September 30, 2000 (Unaudited)


10. Federal Income Tax Matters
As of March 31, 2000, the Funds listed in the table below had remaining capital loss carryforwards that were realized or acquired in prior years. Use of the acquired capital loss carryforwards may be limited under current tax laws.

      Additionally, the Total Return Fund, Total Return II, Total Return III, Moderate Duration, Low Duration, Low Duration II, Low Duration III, Short-Term, Long-Term U.S. Government, High Yield, Total Return Mortgage, Low Duration Mortgage, Real Return, Global Bond, Global Bond II, Emerging Markets, Municipal Bond, Short Duration Municipal Income, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds realized capital losses and/or foreign currency losses during the period November 1, 1999 through March 31, 2000 which the Fund elected to defer to the following year pursuant to income tax regulations. The amounts are $243,968,849, $14,717,058, $11,710,797,
$4,459,710, $17,470,237, $1,573,997, $337,027, $1,382,953, $10,332,768,
$43,449,654, $5,145, $5,416, $342,135, $10,503,749, $406,361, $24,335, $526,178,
$22,082, $12,205 and $10,244, respectively.

      Each Fund will resume capital gain distributions in the future to the extent gains are realized in excess of available carryforwards.


                                         Capital Loss Carryforwards
                                      --------------------------------
                                      Realized Losses  Acquired Losses         Expiration
-----------------------------------------------------------------------------------------
Total Return Fund                       $ 750,096,993    $           0         03/31/2008
Total Return Fund II                       33,030,778                0         03/31/2008
Total Return Fund III                      16,925,544                0         03/31/2008
Moderate Duration Fund                      8,886,672                0         03/31/2008
Low Duration Fund                          42,174,597                0         03/31/2008
Low Duration Fund II                        5,796,635                0         03/31/2008
Low Duration Fund III                         336,265                0         03/31/2008
Short-Term Fund                               412,413                0         03/31/2008
Short-Term Fund                               109,956                0         03/31/2007
Long-Term U.S. Government Fund             23,250,622                0         03/31/2008
High Yield Fund                            39,492,722                0         03/31/2008
High Yield Fund                                     0       48,559,227         03/31/2002
Total Return Mortgage Fund                      1,080                0         03/31/2008
Foreign Bond Fund                          10,316,442                0         03/31/2008
Global Bond Fund                            8,590,309                0         03/31/2008
Global Bond Fund II                         1,342,527                0         03/31/2008
Municipal Bond Fund                           391,768                0         03/31/2008
Municipal Bond Fund                             5,734                0         03/31/2007
Short Duration Municipal Income Fund            2,501                0         03/31/2008

184  PIMCO Funds

Pacific Investment Management Company is responsible for the management and administration of the PIMCO Funds: Pacific Investment Management Series. Founded in 1971, Pacific Investment Management Company currently manages assets in excess of $207 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, Pacific Investment manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Trustees and Officers
        Brent R. Harris Chairman and Trustee
        R. Wesley Burns President and Trustee
        Guilford C. Babcock Trustee
        E. Philip Cannon Trustee
        Vern O. Curtis Trustee
        J. Michael Hagan Trustee
        Thomas P. Kemp Trustee
        William J. Popejoy Trustee
        Garlin G. Flynn Secretary
        John P. Hardaway Treasurer

Investment Adviser and Administrator
        Pacific Investment Management Company
        840 Newport Center Drive, Suite 300
        Newport Beach, CA 92660

Custodian
        State Street Bank & Trust Company
        801 Pennsylvania
        Kansas City, MO 64105

Transfer Agent
        National Financial Data Services
        330 W. 9th Street, 4th Floor
        Kansas City, MO 64105

Counsel
        Dechert Price & Rhoads
        1775 Eye Street, N.W.
        Washington, D.C. 20006-2401

Independent Accountants
        PricewaterhouseCoopers LLP
        1055 Broadway
        Kansas City, MO 64105

PIMCO Funds Distributors LLC
2197 Atlantic Street, Stamford, CT 06902


This report is submitted for the general information of the shareholders of the PIMCO Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Funds, which contains information covering its investment policies as well as other pertinent information.


[LOGO OF PIMCO FUNDS]

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648
www.pimco.com

PIMCO Funds Shareholder Update
and Semi-Annual Report

This Update is published twice a year to provide PIMCO Funds shareholders with general market commentary and fund information. It also includes the financial report for the PIMCO Funds: Pacific Investment Management Series.

September 30, 2000


Pacific
Investment
Management
Series

Share Classes

  A B C

California Intermediate
Municipal Bond
CA Muni Bond
Convertible
Emerging Markets
Bond
Foreign Bond
Global Bond II
High Yield
Long-Term U.S.
Government
Low Duration
Money Market
Municipal Bond
New York
Municipal Bond
Real Return Bond
Short-Term
StocksPLUS
Strategic Balanced
Total Return
Total Return Mortgage


[GRAPHIC]

Although stocks have taken center stage in recent years, bonds have been star performers in 2000. Story on page 1.


Page 1   Today's Investor
Bonds Deserve a Little Limelight--and a Place in Your Portfolio


Page 3 PIMCO Funds Update
What's News

Page 4   Manager Commentary
A Conversation with Bill Gross and Paul McCulley

Page 6   Web Update
Bookmark the PIMCO Funds Bond Center

Page 7   Overview: Comprehensive Fund Family

Page 8   PIMCO Funds: Pacific Investment Management Series
Semi-Annual Report




                                                                           PIMCO
                                                                           FUNDS

Today's
Investor

Bonds Deserve a Little Limelight--and a Place in Your Portfolio

[GRAPHIC]

Bonds are the Rodney Dangerfield of the investment world. Sometimes they just don't get much respect. Despite the fact that, on average, they're outperforming stocks so far this year, they're not getting the attention they deserve.

The fact of the matter is, bonds are hard working securities that do a very good job of preserving capital, providing stability and sometimes--like this year--they even offer higher returns than stocks. And all of that makes a compelling argument for including them in a diversified investment portfolio.

Bonds topping stocks in 2000

Bonds are on track to outperform stocks this year--a big change from last year's scenario. In 1999 the S&P 500 ended the year up 21.04%, while the tech-heavy NASDAQ closed the year up a phenomenal 85.59%. At the end of September this year, however, both indexes were in negative territory--the S&P 500 at -1.39% and the NASDAQ at -9.74%. By contrast, at the end of the third quarter the Lehman Aggregate Bond Index--generally regarded as representative of the bond market as a whole--was up an impressive 7.12% year to date.

After last year's sky-high stock market returns, who could have predicted this turn of events? No one. And that's exactly the rationale for portfolio diversification. Since nobody can foretell which way the financial markets will head from year to year, the sensible solution is to maintain a diversified investment portfolio to protect against the markets' innate volatility.

Is your portfolio allocation out of whack?

As a result of the run-up in stocks over the last 5 years, many investors will find that their portfolios are no longer properly diversified. The chart below shows what happened to a hypothetical portfolio with 65% invested in stocks and 35% invested in bonds between September 30, 1995 and September 30, 2000.

Having a larger portion of your portfolio invested in stocks last year, when stock prices were rising, was a beautiful thing. But with this year's unprecedented stock market volatility, a top-heavy stock portfolio is likely not faring so well.

Time to boost your bond quotient?

The strong performance of the bond market makes this a particularly good time to invest in bonds. If you're receiving this report, you're already investing in a PIMCO bond fund. That's a good start. The next step is to determine if the percentage of your bond holdings matches your financial goals and risk tolerance.

If you need to increase your portfolio's bond allocation, you have a wide range of bond funds from which to choose, from high quality,

"These slow-and-steady performers [bonds] are anything but dull. They offer many intriguing opportunities and the chance to outpace stocks in coming years."

  -- Money, August 2000


intermediate duration core funds to more specialized options. Diversifying your bond holdings will allow you to take advantage of the potential risk/reward tradeoff each offers. You might consider, for example, these sectors of the bond market, each currently offering compelling reasons to invest. Continued

You may be less diversified than you think

              Initial Allocation (9/30/95)  Resulting Allocation (9/30/00)
Stocks        $ 65,000     65%              $   173,445    78%
Bonds         $ 35,000     35%              $    47,875    22%

Source: Wiesenberger. Returns are based on total return performance from 9/30/95--9/30/00. Stocks represented by the S&P 500 Index, an unmanaged index of common stocks. Bonds are represented by the Lehman Aggregate Bond Index, an unmanaged index of bonds. It is not possible to invest directly in an unmanaged index, and results are not indicative of any PIMCO Fund.

 . Mortgage-backed securities Bill Gross, PIMCO's renowned bond guru, has been touting the virtues of mortgage-backed securities (MBS) for a good part of this year.

Government National Mortgage Association (GNMA) securities--or Ginnie Maes--are a particularly attractive member of this asset group as they're backed by the full faith and credit of the U.S. government. And other MBSs, though not guaranteed by the Treasury, nevertheless offer AAA credit ratings.

"Long live the Queen--Ginnie Mae. You'll not find a better investment in the bond market today."

--Bill Gross, May 2000

Historically, MBSs have offered higher yields than Treasuries or investment grade corporate bonds of comparable maturity, with little additional risk. And currently they're yielding over 7%, while Treasuries and investment-grade corporate bonds are yielding between 5% and 6%.

 . Municipal bonds For tax-sensitive investors, the municipal (muni) bond market is currently providing attractive opportunities. Munis, which are exempt from Federal taxes and from state and local taxes for residents within the issuing state, are currently offering impressive after-tax yields relative to Treasuries.

What's more, the average municipal bond fund has topped the average taxable bond fund so far this year. According to leading fund analyst Lipper, Inc., muni funds have returned 5.99% year-to-date, while taxable bond funds have returned 3.79%--and that's not even taking the tax consequences into consideration.

Additionally, credit quality conditions in the municipal sector have rarely been more favorable. In fact, Barron's (Oct. 23, 2000) recently reported that "there were 4.1 upgrades for every downgrade among municipals in the third quarter. Among investment grade securities, there were 1.03 upgrades for every downgrade."

 . Inflation-protected bonds After years of relatively steady prices, many investors have forgotten how harmful inflation can be. In fact, it's one of the most serious threats investors face. And despite the Federal Reserve's recent series of interest rate hikes, the inflation rate --as measured by the Consumer Price Index--has still risen 3.5% for the year ended September 30, 2000.

Only one investment vehicle eliminates the risk of inflation entirely--inflation-protected bonds. The principal value of inflation-protected bonds changes in step with the rate of inflation, and as the principal increases, so does the amount of interest paid. Treasury Inflation-Protected Securities (TIPS) are one of the most attractive members of this asset class, combining inflation protection with the guarantee of the U.S. government.

Investing in these securities now, while inflation remains at relatively low levels, allows investors to take maximum advantage of the adjustments to principal that will occur when inflation eventually rises.

PIMCO Funds offers funds specializing in these three bond classes. To find out about them, contact your financial advisor. He or she can also help you review your portfolio to determine what bond allocation is right for you.

Past performance is no guarantee of future results. The opinions expressed in this article are opinions only and are not indicative of the past or future performance of any PIMCO Fund. It is not possible to invest directly in any unmanaged index. Mortgage-backed securities may be sensitive to changes in prevailing interest rates, when they rise the value generally declines. GNMA's government guarantee is to the timely repayment of principal and interest of a mutual fund's portfolio securities and not to the shares of the mutual fund, which will fluctuate in value. There is no assurance that the private guarantors or insurers will meet their obligations. Government bonds and Treasury bills are guaranteed by the U.S. government and, if held to maturity, offer a fixed rate of return and fixed principal value. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. Income from municipal bond funds is subject to state and local taxes & may at times be subject to the alternative minimum tax. It's important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. The Consumer Price Index is an unmanaged index representing the rate of inflation of the US consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. Treasury Inflation Protected Securities (TIPS) are guaranteed by the US government, however the shares of the Fund are not.

PIMCO Funds
Update

What's News

PIMCO Total Return Mortgage Fund

By virtue of their high credit quality and attractive yield potential, mortgage-backed securities (MBSs) have become an increasingly important component of the bond market. In fact, Bill Gross, PIMCO's renowned bond chief, considers MBSs-- and more specifically, Ginnie Maes--to be the best investment in the bond market today.

Launched on August 1, 2000, PIMCO Total Return Mortgage Fund lets you take advantage of this unique opportunity. Here are some of the Fund's highlights:

 . Invests in MBSs, which have historically outperformed Treasuries and investment-grade corporates with comparable durations.

 . Offers high average credit quality and an intermediate duration, making the Fund an attractive core bond holding.

 . Managed by Scott Simon, a leading mortgage expert with over 17 years of investment experience.

 . Backed by PIMCO, the country's largest MBS manager, with nearly $90 billion in assets under management in this sector.

 . Employs PIMCO's signature total return philosophy and process.

PIMCO California Municipal Bond Fund

"There are compelling opportunities in today's muni market," according to PIMCO's municipal manager, Mark McCray. Currently, McCray finds that municipal yields are very attractive compared to the after-tax yields of comparable Treasuries and corporates. This is especially true in the large California market, which has outperformed the national muni market so far this year.

PIMCO California Municipal Bond Fund, launched on August 1, 2000, offers a portfolio of federal and California tax-exempt bonds with a 3- to 12-year duration. These are some of the Fund's key features:

 . Provides monthly income free from federal and California taxes.

 . High credit quality--most issues ranging from A to AAA.

 . Diversified across a wide range of California industry sectors.

 . Managed by Mark McCray, an expert with an extensive background in municipal securities.

 . Backed by PIMCO's state-of the-art analytical tools and bond management resources.

PIMCO Bond Funds--Head and Shoulders Above the Crowd

Here's a compelling statistic: all but one of PIMCO's bond funds outperformed their Lipper peer group averages over the 1-year period ended 9/30/00 (see chart below). And the one that didn't--PIMCO Emerging Markets Bond Fund--still returned an impressive 23.81%. What does this mean for investors? By entrusting their assets to PIMCO, investors can participate in a wide range of fixed-income strategies within one fund family--and expect the same high-quality investment management across the board.

PIMCO Bond Funds 1-Year Returns for the Period Ended 9/30/00


PIMCO Fund                                 1-Year (%)             Lipper Avg. (%)           Difference
Foreign Bond                                7.13                   -3.90                     +11.03%
Convertible                                38.39                   30.87                      +7.52%
Global Bond II                              6.53                    0.58                      +5.95%
Real Return Bond                            9.59                    5.68                      +3.91%
Long-Term U.S. Government                   8.93                    6.12                      +2.81%
High Yield                                  2.77                   -0.02                      +2.79%
Total Return Mortgage                       8.01                    6.47                      +1.54%
California Interm. Municipal Bond           6.81                    5.78                      +1.03%
New York Municipal Bond                     6.18                    5.22                      +0.96%
Total Return                                6.62                    5.75                      +0.87%
Municipal Bond                              5.41                    4.74                      +0.67%
Low Duration                                6.05                    5.73                      +0.32%
Short-Term                                  6.12                    6.02                      +0.10%
Emerging Markets Bond                      23.81                   23.97                      -0.16%

Past performance is no guarantee of future results. Fund returns represent the performance of Class A shares at NAV. Please refer to the appropriate pages for standardized returns and complete risk disclosures for all of the above Funds. Treasury securities are guaranteed by the U.S. government. Lipper averages are calculated by Lipper, Inc., a nationally recognized mutual fund performance evaluation firm. They are performance averages of the funds Lipper tracks, with the investment objective noted. Lipper rankings are based on total returns, not adjusted for sales charges.

Manager
Commentary

Economic Outlook

Bill Gross is regarded by many as America's most influential authority on the bond market. He pioneered the "total return" approach to bond investing, and is the portfolio manager of PIMCO Total Return Fund--the country's largest bond fund. Paul McCulley is an economist and monetary policy specialist with 17 years of investment experience. He is responsible for all short-term bond portfolios at PIMCO--including PIMCO Short-Term Fund. We recently had the pleasure of speaking with them both about their latest outlook for the economy and the bond market.

Q: What happened in the bond market in the third quarter?

BG: Intermediate maturity Treasuries rallied as the yields on 2-, 5- and 10-year notes fell significantly. With the yield on 30-year Treasuries remaining flat, the portion of the Treasury yield curve between 10 and 30 years reverted to a positive slope for the first time since mid-January. The reversion of the long end of the curve came amid shifting market sentiment about the economy, Fed policy and the budget surplus in Washington. Mortgages outperformed Treasuries, benefiting from low market volatility and attractive yield premiums. Investment-grade debt also did well as investors were drawn to their higher yields. However, the high yield sector lagged Treasuries amid continued concern about credit weakness in the sector.

Q: What's your outlook for the economy?

PM: Looking ahead, global economic growth will moderate in response to recent monetary policy tightening in the U.S., Europe and Japan and the highest oil prices in a decade. Inflation is likely to creep higher as increased energy prices seep through economies around the world. In fact, there are now indications that the economy here at home has started to slow. Manufacturing activity is slowing. According to the Purchasing Managers Index, the sector actually contracted in August and September. And corporate earnings warnings suggest the problem is not confined to just manufacturing. In addition, consumer spending is cooling, after posting robust gains at the start of the year.

Q: What does that mean for the Fed?

PM: Well, the Fed will likely stand pat, certainly through the election, and maybe until next year. While Chairman Greenspan must be happy that the economy is slowing, he remains concerned about two important issues, the impact of continued labor market tightness on inflation through higher wage pressures and concern that higher oil prices will seep into the economy in the form of secondary and tertiary price increases. So while historically the Fed has loosened monetary policy when the manufacturing economy has contracted, this time they may delay easing until inflationary pressures diminish. In short, the tightening cycle is over, but the Fed hasn't indicated that easier monetary policy lies ahead.

Q: So, will high oil prices be a major issue for the Fed?

PM: Well, over the short run it is a consideration because supply and demand tend to be less elastic. However, the current level of oil prices is not sustainable over the long term. In our opinion, higher oil prices will dampen demand over the long term by slowing worldwide growth. High prices will also encourage more drilling, expansion of refining capacity and rebuilding of inventories from their current low levels. The Fed knows this and that's why they are willing to put up with higher oil prices now, all other things being equal.

Q: Will the outcome of the presidential election impact the bond market?

BG: A concern I have is if one party dominates the election by taking both the White House and Congress, it will be able to enact its promised tax cut. That would stimulate the consumer and re-ignite the economy, potentially bringing the


Historically,  the Fed has eased when the Purchasing  Managers Index drops below
50.

                                    [GRAPH]

Retail  Page 4

       DATE               Purchasing Managers (%)          Fed Funds Rate (%)
     ------               -----------------------          ------------------
     Jan-82                          38.2                       13.2
     Feb-82                          38.3                       14.8
     Mar-82                          36.8                       14.7
     Apr-82                          37.8                       14.9
     May-82                          35.5                       14.5
     Jun-82                          38.3                       14.2
     Jul-82                          38.4                       12.6
     Aug-82                          38.3                       10.1
     Sep-82                          38.8                       10.3
     Oct-82                          39.4                        9.7
     Nov-82                          39.2                        9.2
     Dec-82                          42.8                        9.0
     Jan-83                          46.0                        8.7
     Feb-83                          54.4                        8.5
     Mar-83                          53.9                        8.8
     Apr-83                          54.2                        8.8
     May-83                          56.1                        8.6
     Jun-83                          57.5                        9.0
     Jul-83                          63.6                        9.4
     Aug-83                          63.1                        9.6
     Sep-83                          62.5                        9.5
     Oct-83                          64.4                        9.5
     Nov-83                          66.0                        9.3
     Dec-83                          69.9                        9.5
     Jan-84                          60.5                        9.6
     Feb-84                          61.3                        9.6
     Mar-84                          58.9                        9.9
     Apr-84                          61.0                       10.3
     May-84                          58.6                       10.3
     Jun-84                          58.1                       11.1
     Jul-84                          56.1                       11.2
     Aug-84                          53.0                       11.6
     Sep-84                          50.0                       11.3
     Oct-84                          50.8                       10.0
     Nov-84                          50.3                        9.4
     Dec-84                          50.6                        8.4
     Jan-85                          50.3                        8.4
     Feb-85                          49.9                        8.5
     Mar-85                          47.8                        8.6
     Apr-85                          48.2                        8.3
     May-85                          47.1                        8.0
     Jun-85                          47.8                        7.5
     Jul-85                          47.9                        7.9
     Aug-85                          47.7                        7.9
     Sep-85                          49.9                        7.9
     Oct-85                          50.9                        8.0
     Nov-85                          52.0                        8.1
     Dec-85                          50.7                        8.3

     Jan-86                          51.2                        8.1
     Feb-86                          51.0                        7.9
     Mar-86                          51.0                        7.5
     Apr-86                          49.7                        7.0
     May-86                          53.4                        6.9
     Jun-86                          50.5                        6.9
     Jul-86                          48.0                        6.6
     Aug-86                          52.6                        6.2
     Sep-86                          52.4                        5.9
     Oct-86                          51.2                        5.9
     Nov-86                          51.2                        6.0
     Dec-86                          50.5                        6.9
     Jan-87                          54.9                        6.4
     Feb-87                          52.6                        6.1
     Mar-87                          55.0                        6.1
     Apr-87                          55.5                        6.4
     May-87                          57.2                        6.9
     Jun-87                          57.4                        6.7
     Jul-87                          57.5                        6.6
     Aug-87                          59.3                        6.7
     Sep-87                          60.0                        7.2
     Oct-87                          60.7                        7.3
     Nov-87                          58.8                        6.7
     Dec-87                          61.0                        6.8
     Jan-88                          57.5                        6.8
     Feb-88                          56.2                        6.6
     Mar-88                          54.6                        6.6
     Apr-88                          55.8                        6.9
     May-88                          55.5                        7.1
     Jun-88                          59.3                        7.5
     Jul-88                          58.2                        7.8
     Aug-88                          56.0                        8.0
     Sep-88                          54.5                        8.2
     Oct-88                          55.4                        8.3
     Nov-88                          55.6                        8.4
     Dec-88                          56.0                        8.8
     Jan-89                          54.7                        9.1
     Feb-89                          54.1                        9.4
     Mar-89                          51.5                        9.9
     Apr-89                          52.2                        9.8
     May-89                          49.3                        9.8
     Jun-89                          47.3                        9.5
     Jul-89                          45.9                        9.2
     Aug-89                          45.1                        9.0
     Sep-89                          46.0                        9.0
     Oct-89                          46.8                        8.8
     Nov-89                          46.8                        8.6
     Dec-89                          47.4                        8.5
     Jan-90                          47.2                        8.2
     Feb-90                          49.1                        8.2
     Mar-90                          49.9                        8.3
     Apr-90                          50.0                        8.3
     May-90                          49.5                        8.2
     Jun-90                          49.2                        8.3

     Jul-90                          46.6                        8.2
     Aug-90                          46.1                        8.1
     Sep-90                          44.5                        8.2
     Oct-90                          43.2                        8.1
     Nov-90                          41.3                        7.8
     Dec-90                          40.8                        7.3
     Jan-91                          39.2                        6.9
     Feb-91                          39.4                        6.3
     Mar-91                          40.7                        6.1
     Apr-91                          42.8                        5.9
     May-91                          44.5                        5.8
     Jun-91                          50.3                        5.9
     Jul-91                          50.6                        5.8
     Aug-91                          52.9                        5.7
     Sep-91                          54.9                        5.5
     Oct-91                          53.1                        5.2
     Nov-91                          49.5                        4.8
     Dec-91                          46.8                        4.4
     Jan-92                          47.3                        4.0
     Feb-92                          52.7                        4.1
     Mar-92                          54.6                        4.0
     Apr-92                          52.6                        3.7
     May-92                          55.7                        3.8
     Jun-92                          53.6                        3.8
     Jul-92                          53.9                        3.3
     Aug-92                          53.4                        3.3
     Sep-92                          49.7                        3.2
     Oct-92                          50.3                        3.1
     Nov-92                          53.6                        3.1
     Dec-92                          54.2                        2.9
     Jan-93                          55.8                        3.0
     Feb-93                          55.2                        3.0
     Mar-93                          53.5                        3.1
     Apr-93                          50.2                        3.0
     May-93                          51.2                        3.0
     Jun-93                          49.6                        3.0
     Jul-93                          50.2                        3.1
     Aug-93                          50.7                        3.0
     Sep-93                          50.8                        3.1
     Oct-93                          53.4                        3.0
     Nov-93                          53.8                        3.0
     Dec-93                          55.6                        3.0
     Jan-94                          56.0                        3.1
     Feb-94                          56.5                        3.3
     Mar-94                          56.9                        3.3
     Apr-94                          57.4                        3.6
     May-94                          58.2                        4.0
     Jun-94                          58.8                        4.3
     Jul-94                          58.5                        4.3
     Aug-94                          58.0                        4.5
     Sep-94                          59.0                        4.7
     Oct-94                          59.4                        4.8
     Nov-94                          59.2                        5.3
     Dec-94                          56.1                        5.5

     Jan-95                          57.4                        5.5
     Feb-95                          55.1                        5.9
     Mar-95                          52.1                        6.0
     Apr-95                          51.5                        6.1
     May-95                          46.7                        6.0
     Jun-95                          45.9                        6.0
     Jul-95                          50.7                        5.9
     Aug-95                          47.1                        5.7
     Sep-95                          48.1                        5.8
     Oct-95                          46.7                        5.8
     Nov-95                          45.9                        5.8
     Dec-95                          46.2                        5.6
     Jan-96                          45.5                        5.6
     Feb-96                          45.9                        5.2
     Mar-96                          46.9                        5.3
     Apr-96                          49.3                        5.2
     May-96                          49.1                        5.2
     Jun-96                          53.6                        5.3
     Jul-96                          49.7                        5.4
     Aug-96                          51.6                        5.2
     Sep-96                          51.1                        5.3
     Oct-96                          50.5                        5.2
     Nov-96                          53.0                        5.3
     Dec-96                          55.2                        5.3
     Jan-97                          53.6                        5.3
     Feb-97                          53.3                        5.2
     Mar-97                          54.1                        5.4
     Apr-97                          53.7                        5.5
     May-97                          56.0                        5.5
     Jun-97                          55.2                        5.6
     Jul-97                          57.8                        5.5
     Aug-97                          56.1                        5.5
     Sep-97                          54.0                        5.5
     Oct-97                          56.4                        5.5
     Nov-97                          55.4                        5.5
     Dec-97                          54.3                        5.5
     Jan-98                          53.4                        5.5
     Feb-98                          53.2                        5.5
     Mar-98                          53.4                        5.5
     Apr-98                          52.3                        5.5
     May-98                          50.9                        5.5
     Jun-98                          49.2                        5.6
     Jul-98                          49.4                        5.5
     Aug-98                          49.1                        5.6
     Sep-98                          48.8                        5.5
     Oct-98                          48.6                        5.1
     Nov-98                          47.7                        4.8
     Dec-98                          46.3                        4.7
     Jan-99                          49.9                        4.6
     Feb-99                          52.1                        4.8
     Mar-99                          53.3                        4.8
     Apr-99                          52.7                        4.7
     May-99                          54.4                        4.7
     Jun-99                          56.3                        4.8

     Jul-99                          53.6                        5.0
     Aug-99                          54.4                        5.1
     Sep-99                          57.3                        5.2
     Oct-99                          56.9                        5.2
     Nov-99                          57.1                        5.4
     Dec-99                          56.8                        5.3
     Jan-00                          56.3                        5.5
     Feb-00                          56.9                        5.7
     Mar-00                          55.8                        5.9
     Apr-00                          54.9                        6.0
     May-00                          53.2                        6.3
     Jun-00                          51.8                        6.5
     Jul-00                          51.8                        6.6
     Aug-00                          49.5                        6.5


Source: Nat'l Assoc. of Purchasing Mgmt.; Federal Reserve.

Fed back into the picture. Furthermore, the spending initiatives of either a Bush or Gore administration would most likely turn forecasted budget surpluses into deficits. That would force the Treasury to issue new debt, and remove what has been a major stimulus for the Treasury market this year. I think the bond market would be happiest if the election resulted in continued stalemate in Washington with one party in control of the White House and another in control of Congress.

Q: Then is stagflation still an issue?

BG: Yes, over the short term. While the economy is clearly cooling, inflation should creep higher due to the factors Paul mentioned before. Historically, normal economic cycles often end with a small dose of stagflation, because inflation in general is a lagging condition. However, the tech slowdown that is currently unfolding needs to be watched. If it negatively impacts productivity growth, then the stagflation story could become a bigger issue.

Q: What will drive performance in the coming months?

PM: Sector and quality will have more impact on portfolio performance than interest rate strategies in the current environment of slower growth, earnings pressure and creeping inflation. High levels of corporate debt and erosion of credit quality amid slower global growth signal caution toward longer-maturity corporate and emerging market bonds. Emphasis on top-quality credits with shorter maturities is one way to avoid mistakes, though this strategy may sacrifice yield. Mortgages are another alternative. Still, mortgages are not risk-free because they will be vulnerable to adverse price performance if interest rate volatility picks up.


U.S. Corporate Sector Borrowing
Corporations are assuming more and more debt.

The line graph inserted at the bottom of page 4 in the section "Economic Outlook" is entitled "U.S. Corporate Sector Borrowing" and illustrates the fact that corporations are assuming more and more debt. The graph shows one line representing the U.S.$ amount from flow of funds and a second line representing the %YoY of non-financial credit growth (RHS), both over the ten-year period from 1990 through 2000.

Source: Datastream.

Q: Then are mortgage-backed securities still the favored sector?

BG: They are for two reasons. First, their yields remain attractive relative to other areas of the bond market with little additional credit risk. Mortgages are still yielding north of 7%, while Treasuries and investment-grade corporate bonds are earning between 5% and 6%. Second, given our outlook for a relatively stable interest rate environment over the next year, the yield premium paid for prepayment risk is very attractive right now.

Q: Finally, Bill, you've spoken frequently about the decline of the corporate sector. Could you elaborate?

BG: First, cyclically, with the economy slowing and default rates in the corporate credit market high and rising, higher yielding, lower quality issues will continue to face tough times. Even many investment-grade issues suffer in this environment. Second, secularly, corporate bond investing in a New Age economy is a dangerous proposition. That's because today's economic growth is based on the premise that "creative destruction" is a good thing. Joseph Schumpeter first introduced the idea that the greatest good is ultimately accomplished by allowing innovation to flourish even as it damages some. The U.S. dominates the world economy today because it embraces change and allows the new to overtake the old. New Age companies embody the creative part of the concept and tend to raise capital in the equity markets. That leaves destruction for certain Old Age companies, which leverage their balance sheet by issuing debt only to use the proceeds to buy back stock in order to keep their stock price competitive--a vicious cycle of self-liquidation. The outcome is not good for debt holders. That's why we are cautious about the corporate market.

For more on our economic outlook on a monthly basis, read Bill Gross's Investment Outlook and Paul McCulley's Fed Focus online at www.pimcofunds.com.

Past performance is no guarantee of future results. The views of Mr. Gross and Mr. McCulley are not indicative of the past or future performance of any PIMCO Fund.

Web
Update

Looking for the Best in Online Bond Information?
Bookmark the PIMCO Funds Bond Center
at www.pimcofunds.com/bondcenter

[GRAPHIC]

Visit the PIMCO Funds Bond Center at www.pimcofunds/bondcenter.com for comprehensive, reliable, up-to-date information on bonds and bond mutual funds.

Now you can get even more detailed, easy-to-access information about PIMCO's bond funds when you visit the online PIMCO Funds Bond Center. And of course, the Center continues to deliver the best research and news about bonds and bond investing. Rely on the Bond Center to bring you the latest information from our world-class team of investment professionals led by PIMCO founder Bill Gross.

Resources to Keep You In-the-Know

The Bond Center contains a wealth of resources to keep you up-to-date on the economy, the bond markets and related investment opportunities. Regular features include:

 . Investment Outlook--Bill Gross's monthly newsletter on economic and interest rate trends.

 . Manager Commentary--Read insight from PIMCO bond managers on the economy and its impact on their funds.

 . Sector Strategy White Papers--PIMCO Fund managers provide in-depth examinations of fund sectors and discuss strategy.

 . Economic Data Analysis--Timely analysis of recent economic trends and data from PIMCO's point of view.

 . Media Highlights--Stay abreast of PIMCO Fund manager appearances and coverage of our Funds.

Enhanced Fund Information

Getting the facts you need about any PIMCO bond fund is faster and easier than ever. Now, everything relating to a Fund is conveniently organized in one place:

 . Performance--Class-specific, in-depth performance data, including daily price and performance, month-end numbers and average annual returns.

 . Fund Overviews--Highlighting the unique advantages each Fund offers.

 . Statistics at a Glance--Including objective, primary portfolio and assets under management.

 . Ratings/Rankings--Current Morningstar ratings and Lipper rankings.

 . Portfolio Analysis--Breakdown of Fund holdings plus quality and maturity analyses, updated monthly.

 . Manager Commentary--Managers' investment insight and market analysis.

 . Investment Process--Step-by-step explanations of each manager's investment strategy.

 . Literature--Categorized by Fund, to download or order by mail.

The PIMCO Funds Family



                      Fund Name                Objective                            Primary Portfolio Composition
--------------------------------------------------------------------------------------------------------------------------------
Growth                Growth                   Long-term growth of capital          Stocks of larger-capitalized companies
Stock Funds           Select Growth            Long-term growth of capital          Stocks of larger-capitalized companies
                      Target                   Capital appreciation                 Stocks of medium-capitalized companies
                      Opportunity              Capital appreciation                 Stocks of smaller-capitalized companies
--------------------------------------------------------------------------------------------------------------------------------
Blend                 Growth & Income          Long-term growth of capital, with    Stocks of larger-capitalized companies
Stock Funds                                    current income as a secondary
                                               objective

                      Capital Appreciation     Growth of capital                    Stocks of larger-capitalized companies the
                                                                                    manager believes are reasonably valued
                      Mid-Cap                  Growth of capital                    Stocks of medium-capitalized companies the
                                                                                    manager believes are reasonably valued
                      Equity Income            Current income and long-term growth  Stocks of companies with below-average P/Es and above-average dividends
--------------------------------------------------------------------------------------------------------------------------------
Value                 Value                    Long-term growth of capital and      Stocks of larger-capitalized companies with
Stock Funds                                    income                               below-average P/Es
                      Renaissance              Long-term growth of capital and      Stocks with below-average
                                               income                               valuations
                      Small-Cap Value          Long-term growth of capital and      Stocks of smaller-capitalized companies with
                                               income                               below-average P/Es
--------------------------------------------------------------------------------------------------------------------------------
Enhanced Index        Tax-Efficient Equity     Maximum after-tax growth of capital  Stocks of larger-capitalized companies
Stock Funds
                      StocksPLUS               Total return exceeding the S&P 500   S&P 500 stock index futures backed by a
                                               Index                                portfolio of short-term,
                                                                                    fixed-income securities
--------------------------------------------------------------------------------------------------------------------------------
International         International            Capital appreciation                 Stocks of non-U.S. companies in developed and
Stock Funds                                                                         emerging markets
--------------------------------------------------------------------------------------------------------------------------------
Sector Related        Innovation               Capital appreciation                 Stocks of technology-related companies
Stock Funds
                      Global Innovation        Capital appreciation                 Stocks of U.S. and non-U.S. technology related
                                                                                    companies
--------------------------------------------------------------------------------------------------------------------------------
Short Duration        Money Market             Maximum current income, consistent   Money market securities (LESS THAN/EQUAL TO)
Bond Funds                                     with preservation of capital         90 days)
                                               and daily liquidity
                      Short-Term               Maximum current income consistent    Money market securities and short-term bonds
                                               with preservation of capital and     (up to 1 year duration)
                                               daily liquidity
                      Low Duration             Maximum total return                 Short maturity fixed income (1-3 year duration)
                                                                                    securities
--------------------------------------------------------------------------------------------------------------------------------
Intermediate          Total Return             Maximum total return                 Intermediate maturity fixed income securities
Duration                                                                            (3-6 year duration)
Bond Funds            Total Return Mortgage    Maximum total return                 Intermediate maturity mortgage-related fixed
                                                                                    income securities
                                                                                    (2-6 year duration)
--------------------------------------------------------------------------------------------------------------------------------
Long Duration         Long-Term U.S.           Maximum total return                 Long-term maturity fixed income securities
Bond Funds            Government                                                    (8+ year duration)
--------------------------------------------------------------------------------------------------------------------------------
International         Global Bond II           Maximum total return                 U.S.and hedged non-U.S. intermediate maturity
Bond Funds                                                                          fixed income securities (3-7 year duration)
                      Foreign Bond             Maximum total return                 Intermediate maturity hedged non-U.S. fixed
                                                                                    income securities (3-7 year duration)
                      Emerging Markets Bond    Maximum total return                 Emerging market fixed income securities (0-8
                                                                                    year duration)
--------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund  High Yield               Maximum total return                 Higher yielding fixed income securities
                                                                                    (2-6 year duration)
--------------------------------------------------------------------------------------------------------------------------------
Inflation-Indexed     Real Return Bond         Maximum real return                  Inflation-indexed fixed income securities
Bond Fund
--------------------------------------------------------------------------------------------------------------------------------
Convertible           Convertible              Maximum total return                 Convertible securities
Bond Fund
--------------------------------------------------------------------------------------------------------------------------------
Tax Exempt            Municipal Bond           High current income exempt from      Intermediate to long-term maturity municipal
Bond Funds                                     federal taxes, preservation of       securities, exempt from federal income tax
                                               capital                              (3-10 year duration)
                      California               High current income exempt from      Intermediate to long-term maturity municipal
                      Municipal Bond           federal and California income tax    securities (3-12 year duration)
                      California Intermediate  High current income exempt from      Intermediate maturity municipal securities
                      Municipal Bond           federal and California income tax    (3-7 year duration)
                      New York                 High current income exempt from      Intermediate to long-term maturity municipal
                      Municipal Bond           federal and New York income tax      securities (3-12 year duration)
--------------------------------------------------------------------------------------------------------------------------------
Stock and Bond Funds  Strategic Balanced       Maximum total return                 Intermediate maturity fixed-income securities
                                                                                    and S&P 500 stock index derivatives (0-6 years
                                                                                    duration)
                      90/10 Portfolio          Long-term capital appreciation       90% in PIMCO Stock Funds and 10% in PIMCO Bond
                                                                                    Funds
                      60/40 Portfolio          Long-term capital appreciation and   60% in PIMCO Stock Funds and 40% in PIMCO Bond
                                               current income                       Funds
                      30/70 Portfolio          Current income, with long-term       30% in PIMCO Stock Funds and 70% in PIMCO Bond
                                               capital appreciation as a            Funds
                                               secondary objective

Pacific
Investment
Management
Series

PIMCO Funds Semi-Annual Report

Dear Shareholder:


What a difference a year makes. This time last year the stock market was hurtling toward one of its strongest showings ever, with many stock funds reporting double- and even triple-digit returns. At the end of the third quarter of 2000, however, most of the major stock indexes were down and the average U.S. equity fund, according to Morningstar, was returning just 3.48%.

The bond market, on the other hand, has had a good year so far--a contrast to the turbulence of 1999. All bond classes, with the exception of high yield, experienced a bounce in the third quarter, strengthened by the perception that the economy has slowed and that the Fed may have finished raising interest rates for now. Year-to-date, the Lehman Aggregate Bond Index, a broad measure of bond market performance, is up 7.12% and the average bond fund is up 4.90%, again according to Morningstar. In short, the average bond fund is outperforming the average stock fund, and doing it with a lot less volatility.

All of this just serves to illustrate that last year's laggards may be this year's winners. And that it's more important than ever to remember a few time-honored principles...Maintain a diversified investment portfolio. Have a healthy respect for risk. Keep your focus on the long term. Or as Bill Gross--PIMCO's oft-quoted bond chief--has said "Set your sights on a horizon and sail until you get there."

Those who can stick with these precepts will be able to ride out market volatility and ultimately reach their investment goals. And at PIMCO, we're committed to providing investors with the kind of high quality investment vehicles that can help them get there.

How have PIMCO's bond funds fared? Well, I'm pleased to say that they've all reported strong relative performance. In fact, all of our bond funds but one have outperformed their Lipper Averages over the last year. And the one that didn't--PIMCO Emerging Markets Bond Fund--still returned an impressive 23.81%, just slightly behind its average.

I encourage you to review the fund information and commentary on the following pages carefully. And once again, I'd like to thank you for the trust you've placed in us. If you have any questions regarding your investment, contact your financial advisor, or call us at 1-800-426-0107. Or visit our Web site at www.pimcofunds.com.

Sincerely,

/s/ Brent R. Harris

Brent R. Harris
Chairman of the Board
October 31, 2000

PIMCO Funds Financial Information

We are pleased to present an in-depth review of PIMCO Funds Pacific Investment Management Series as of September 30, 2000. In order to help analyze, compare and contrast the Funds, the report is broken down into a number of sections. Listed below is a table of contents and descriptions of the various sections.

Pages 10-26 Fund Summaries

A summary of a Fund's performance record and portfolio composition, and a review from the Fund's investment manager.

Pages 27-105 Schedule of Investments

The Schedule of Investments includes a listing of securities in the Fund's portfolio as of September 30, 2000, including the number of shares or principal amount and value as of that date.


                                                                            Schedule of
Fund Name                                    Fund Summary                   Investments
California Inter. Muni. Bond Fund            Page 10                        Page 29
California Municipal Bond Fund               Page 11                        Page 32
Convertible Fund                             Page 12                        Page 33
Emerging Markets Bond Fund                   Page 13                        Page 35
Foreign Bond Fund                            Page 14                        Page 37
Global Bond Fund II                          Page 15                        Page 43
High Yield Fund                              Page 16                        Page 49
Long-Term U.S. Government Fund               Page 17                        Page 55
Low Duration Fund                            Page 18                        Page 59
Money Market Fund                            Page 19                        Page 67
Municipal Bond Fund                          Page 20                        Page 68
New York Municipal Bond Fund                 Page 21                        Page 71
Real Return Bond Fund                        Page 22                        Page 72
Short-Term Fund                              Page 23                        Page 76
StocksPLUS Fund                              Page 24                        Page 80
Strategic Balanced Fund                      Page 25                        Page 85
Total Return Fund                            Page 26                        Page 86
Total Return Mortgage Fund                   Page 27                        Page 114

Pages 106-107 Financial Highlights

This chart shows a per share breakdown of the factors that affect a Fund's NAV for the current and past reporting periods. In addition to showing total returns, the chart reports distributions, asset sizes, expense ratios and portfolio turnover rates.

Pages 108-109 Statements of Assets and Liabilities

A "balance sheet" of a Fund as of the last day of the fiscal period. It includes the Fund's class-level NAVs per share by dividing the Fund's class-level net assets (assets minus liabilities) by the number of class-level shares outstanding.

Pages 110-111 Statements of Operations

This statement lists a Fund's income, expenses, and gains and losses on securities and currency transactions, and appreciation or depreciation from portfolio holdings.

Pages 112-115 Statements of Changes in Net Assets

This reports the increase or decrease in a Fund's net assets during the reporting period. Changes in net assets are due to a variety of factors, including investment operations, dividends, distributions and capital share transactions.

Page 116 Statements of Cash Flows

For certain Funds that employ leveraging in the investment strategy, this reports the increase or decrease in a Fund's cash balance during the reporting period. Changes in cash balances are due to a variety of factors, including investment operations, dividends, distributions and capital share transactions.

Pages 117-124 Notes to Financial Statements

A description of the significant accounting policies of the Funds, and more detailed information about the schedules and tables that appear in the report.

                   PIMCO CA Intermediate Municipal Bond Fund

September 30, 2000

OBJECTIVE:
Seek high current income exempt from federal and California income tax.

PORTFOLIO:
Intermediate maturity municipal securities.

DURATION RANGE:
3-7 years

FUND INCEPTION DATE:
8/31/99

TOTAL NET ASSETS:
$100.5 million

PORTFOLIO MANAGER:
Mark McCray

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return         For periods ended 9/30/00

               A Shares                Lipper California      Lehman Bros.
                                       Intermediate Muni.     Interm. CA Insured
                             Adjusted  Debt Fund Avg.         Bond Index
--------------------------------------------------------------------------------
1 year         6.81%         3.60%     5.78%                    7.82%
Inception      6.94%         3.97%     --                       --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                             PIMCO         Lehman Brothers
                        CA Intermediate    Intermediate CA
                        Municipal Bond    Insured Municipal
                               A             Bond Index
        ---------------------------------------------------
        08/31/1999            9,700               10,000
        09/30/1999            9,766               10,064
        10/31/1999            9,691                9,998
        11/30/1999            9,770               10,080
        12/31/1999            9,724                9,987
        01/31/2000            9,753               10,044
        02/29/2000            9,813               10,099
        03/31/2000            9,986               10,247
        04/30/2000            9,959               10,170
        05/31/2000           10,003               10,197
        06/30/2000           10,189               10,426
        07/31/2000           10,320               10,569
        08/31/2000           10,466               10,734
        09/30/2000           10,431               10,673

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. These returns represent the blended performance of the Fund's retail class shares (for the period from 10/31/99) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in October 1999. Income from the Fund may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax. See page 28 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                               21%
--------------------------------------------------------------------------------
1-5 years                                                                    26%
--------------------------------------------------------------------------------
5-10 years                                                                   28%
--------------------------------------------------------------------------------
10-20 years                                                                  16%
--------------------------------------------------------------------------------
20-30 years                                                                   9%
--------------------------------------------------------------------------------
Duration:                                                              5.6 years
--------------------------------------------------------------------------------

Regional Breakdown
--------------------------------------------------------------------------------
California                                                                 83.2%
--------------------------------------------------------------------------------
Puerto Rico                                                                12.1%
--------------------------------------------------------------------------------
Virgin Islands                                                              4.5%
--------------------------------------------------------------------------------
Other                                                                       0.2%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                        46.3%
--------------------------------------------------------------------------------
AA                                                                         31.3%
--------------------------------------------------------------------------------
A                                                                          10.8%
--------------------------------------------------------------------------------
BBB                                                                         8.0%
--------------------------------------------------------------------------------
BB                                                                          3.6%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class A shares returned 4.46%, outperforming the Lipper Average, which returned 3.89%. Over the same time period, the Fund slightly outperformed its benchmark, the Lehman Intermediate Califorina Insured Index, which returned 4.15%. Looking longer term, the Fund outperformed both the Lipper Average and the benchmark over the one-year and since inception periods ended September 30, 2000.

     The Federal Reserve lifted short-term interest rates by 50 basis points at its May meeting, bringing its total tightening tally for this cycle to six, as concern remained that inflationary pressures were building. Supporting the concern, oil prices surged to their highest level in a decade. But the cumulative impact of 175 basis points of tightening began to slow the economy, as signs emerged that consumer and investment spending was slowing and that the housing sector was cooling.

     California municipal bond yields fell along with those in other higher quality bond markets due to a state credit rating upgrade, strong retail demand and reduced new issuance. In fact, the California municipal market was the second best performing individual state market during the third quarter and year-to-date.

     The Fund's overweight position in longer maturity issues was positive for performance as this area of the yield curve experienced the biggest drop during the quarter. Superior issue selection within the general obligation and pre-refunded sectors improved relative returns as well. Finally, overweighting deep discount bonds also enhanced performance, because falling interest rates reduced their potential tax exposure and boosted investor demand. However, our conservative below-benchmark duration exposure during the third quarter held back relative performance as California municipal yields dropped across the maturity spectrum.

     Looking ahead, we expect growth will continue to moderate worldwide. We also expect inflation to creep higher in the face of continued wage pressures and escalating energy costs. More Fed tightening is unlikely now that U.S. growth is slowing, but the central bank will also refrain from easing to avoid igniting inflation. A focus on quality will continue to be critical for superior performance as credit deterioration continues.

     As a result, we anticipate continuing our high quality focus, targeting an average credit quality of AA and limiting below-investment-grade exposure due to narrow credit premiums. We expect to maintain an overweight position in longer maturities, which offer compelling value as they are overlooked by many retail investors. Duration may be moved closer to the benchmark as we expect municipal yields to remain relatively stable in the near term.

                         PIMCO CA Municipal Bond Fund

September 30, 2000

OBJECTIVE:
Seek high current income exempt from federal and California income tax.

PORTFOLIO:
Investment grade municipal bonds.

DURATION RANGE:
3-7 years

FUND INCEPTION DATE:
5/16/00

TOTAL NET ASSETS:
$9.1 million

PORTFOLIO MANAGER:
Mark McCray

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return                For periods ended 9/30/00

               A Shares
                                             Lipper General     Lehman Bros.
                                             Muni.              General Muni.
                                 Adjusted    Debt Fund Avg.     Bond Index
--------------------------------------------------------------------------------
Inception      15.69%            6.65%       --                 --

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. These returns represent the blended performance of the Fund's retail class shares (for the period from 5/16/00) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in August 2000.Income from the Fund may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax. See page 28 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                                3%
--------------------------------------------------------------------------------
1-5 years                                                                    37%
--------------------------------------------------------------------------------
5-10 years                                                                   17%
--------------------------------------------------------------------------------
10-20 years                                                                  30%
--------------------------------------------------------------------------------
20-30 years                                                                  13%
--------------------------------------------------------------------------------
Duration:                                                              7.0 years
--------------------------------------------------------------------------------

Regional Breakdown
--------------------------------------------------------------------------------
California                                                                 68.6%
--------------------------------------------------------------------------------
Puerto Rico                                                                25.7%
--------------------------------------------------------------------------------
Virgin Islands                                                              4.5%
--------------------------------------------------------------------------------
Other                                                                       1.2%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                        77.1%
--------------------------------------------------------------------------------
AA                                                                          4.1%
--------------------------------------------------------------------------------
A                                                                           5.8%
--------------------------------------------------------------------------------
BBB                                                                         4.5%
--------------------------------------------------------------------------------
BB                                                                          8.5%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The California Municipal Bond Fund's primary investment objective is to seek high current income that would be exempt from federal and California income taxes. The Fund's inception date is May 16, 2000.

     The Federal Reserve lifted short-term interest rates by 50 basis points at its May meeting, bringing its total tightening tally for this cycle to six, as concern remained that inflationary pressures were building. Supporting the concern, oil prices surged to their highest level in a decade. But the cumulative impact of 175 basis points of tightening began to slow the economy, as signs emerged that consumer and investment spending was slowing and that the housing sector was cooling.

     California municipal bond market performance was driven by a decreased supply of California issues, ratings upgrades for the State of California and heavy retail demand in the face of a strong local economy and cooling stock markets. In fact, during the third quarter the California municipal market was the second best performing individual state market.

     In keeping with our high quality focus, the Fund's average credit quality for the period ended September 30, 2000 was AA+ with a majority of the portfolio invested in AAA rated municipals and a limited allocation to lower investment-grade and below-investment grade issues. Over the same time period, the Fund's average maturity was relatively longer term at 10.94 years.

     Looking ahead, we expect growth will continue to moderate worldwide. We also expect inflation to creep higher in the face of continued wage pressures and escalating energy costs. More Fed tightening is unlikely now that U.S. growth is slowing, but the central bank will also refrain from easing to avoid igniting inflation. A focus on quality will continue to be critical for superior performance as credit deterioration continues.

     As a result, we anticipate maintaining a high quality focus, targeting an average credit quality of AA and limiting below-investment-grade exposure due to narrow credit premiums. Going forward, we hope to enhance yield through allocations to higher rated revenue bonds that have attractive risk-adjusted yields.

PIMCO Convertible Fund

September 30, 2000

OBJECTIVE:
Maximum total return.

PORTFOLIO:
Convertible Securities.

FUND INCEPTION DATE:
3/31/99

TOTAL NET ASSETS:
$159.7 million

PORTFOLIO MANAGER:
Sandra Durn

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------


Average Annual Total Return       For periods ended 9/30/00

          A Shares            B Shares            C Shares      Lipper           First Boston
                                                                Convertible      Convertible
                   Adjusted            Adjusted   Adjusted      Sec. Fund Avg.   Bond Index
-----------------------------------------------------------------------------------------------
1 year    38.39%   32.16%     37.35%   32.35%     36.34%          30.87%           34.90%
Inception 35.02%   30.95%     34.09%   31.78%     34.16%             --               --

Change in Value
$10,000 invested at the Fund's inception

                                   [GRAPH]

                      PIMCO           PIMCO           PIMCO        First Boston
                   Convertible     Convertible     Convertible     Convertible
                        A               B               C           Bond Index
       -------------------------------------------------------------------------
       03/31/1999       9,550          10,000          10,000          10,000
       04/30/1999      10,006          10,471          10,471          10,405
       05/31/1999      10,184          10,650          10,650          10,309
       06/30/1999      10,727          11,219          11,229          10,754
       07/31/1999      10,747          11,239          11,240          10,612
       08/31/1999      10,727          11,199          11,209          10,643
       09/30/1999      10,833          11,308          11,319          10,671
       10/31/1999      11,263          11,747          11,758          11,040
       11/30/1999      12,084          12,595          12,607          11,888
       12/31/1999      13,523          14,083          14,105          13,695
       01/31/2000      13,814          14,346          14,357          13,489
       02/29/2000      15,285          15,871          15,882          14,905
       03/31/2000      15,314          15,885          15,904          14,584
       04/30/2000      14,283          14,811          14,831          13,873
       05/31/2000      13,836          14,334          14,355          13,129
       06/30/2000      14,585          15,107          15,117          13,982
       07/31/2000      14,156          14,661          14,671          13,560
       08/31/2000      15,246          15,765          15,785          14,603
       09/30/2000      14,991          15,133          15,545          14,396

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. These risks can be enhanced when investing in emerging markets. See page 28 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                                3%
--------------------------------------------------------------------------------
1-5 years                                                                    39%
--------------------------------------------------------------------------------
5-10 years                                                                    3%
--------------------------------------------------------------------------------
10-20 years                                                                  49%
--------------------------------------------------------------------------------
20-30 years                                                                   6%
--------------------------------------------------------------------------------
Duration:                                                              1.5 years
--------------------------------------------------------------------------------

Sector Breakdown
--------------------------------------------------------------------------------
Convertible Bonds & Notes                                                  69.8%
--------------------------------------------------------------------------------
Convertible Preferred Stock                                                22.6%
--------------------------------------------------------------------------------
Other                                                                       7.6%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                         8.5%
--------------------------------------------------------------------------------
AA                                                                          6.2%
--------------------------------------------------------------------------------
A                                                                          13.8%
--------------------------------------------------------------------------------
BBB                                                                        37.9%
--------------------------------------------------------------------------------
BB                                                                         11.6%
--------------------------------------------------------------------------------
B                                                                          22.0%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class A shares fell 2.10%, underperforming the Credit Suisse First Boston Convertible Bond Index, which fell 1.29%. The Fund also underperformed its Lipper Average which fell 0.66%. However, the Fund continues to outperform over the longer-term, beating both its benchmark and its Lipper Average over the last year and since the Fund's inception.

     Over the last six months, the Federal Reserve raised rates once, in May, continuing its efforts to prevent the economy from overheating and creating inflationary pressures. However, since that 50 basis point increase, the Federal Reserve has remained on hold based on evidence that economic growth is moderating to a pace more in line with the economy's potential to produce. As a result, yields fell across many sectors of the bond market. However, convertible performance was mixed as the equity market performed poorly.

     Below-benchmark delta (price sensitivity to changes in the underlying stock value) helped performance as the equity markets experienced a significant downturn. Higher credit quality helped returns as these issues significantly outperformed speculative-grade convertibles. Overweights in financials and utilities enhanced returns, as `old economy' issues outperformed their `new economy' counterparts. An emphasis in telecommunications issues hurt performance as this sector experienced a market correction due mostly to weaker-than-expected earnings. The Fund's underweight in consumer staples also hurt performance as this sector rebounded from a strong first quarter.

     Going forward, we believe that the U.S. economy will decelerate as rising rates and higher energy costs curb worldwide economic growth. We expect inflation to creep higher in the face of wage pressures and rising energy costs. We believe that further Fed tightening is unlikely now due to moderating U.S. economic growth; however, the central bank will also refrain from easing to avoid igniting accelerated consumer spending via the stock and housing markets.

     In light of this environment, we intend to continue to keep delta below the benchmark to protect against adverse conditions in the equity markets and take advantage of the downside protection offered by the bond characteristics of convertibles. We also hope to continue our focus on holding non-cyclical issues that can withstand a slowdown in the U.S economy, such as utilities and financials. We expect to maintain a high credit quality portfolio as rising short-term rates and a slowing economy continue to put pressure on corporate profits.

PIMCO Emerging Markets Bond Fund

September 30, 2000

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management (non-U.S.).

PORTFOLIO:
Primarily emerging market bonds.

DURATION RANGE:
0-8 years

FUND INCEPTION DATE:
7/31/97

TOTAL NET ASSETS:
$51.6 million

PORTFOLIO MANAGER:
Mohamed El-Erian

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

   Average Annual Total Return      For periods ended 9/30/00
             A Shares          B Shares             C Shares     Lipper          J.P. Morgan
                                                                 Emerg. Mkts.    Emerg. Mkts.
                     Adjusted            Adjusted   Adjusted     Debt Fund Avg.  Index Plus
-------------------------------------------------------------------------------------------
   1 year    23.81%  18.24%    22.83%    17.83%     22.03%       23.97%           28.02%
   3 year     5.75%   4.14%     4.92%     4.14%      4.99%        1.98%            5.57%
   Inception  5.93%   4.41%     5.10%     4.36%      5.16%          --               --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                         PIMCO              PIMCO               PIMCO           J.P. Morgan Emerging
                   Emerging Markets   Emerging Markets     Emerging Markets      Markets Index Plus
                           A                  B                   C
----------------------------------------------------------------------------------------------------
 07/31/1997              9,550             10,000                10,000                  10,000
 08/31/1997              9,434              9,870                 9,872                   9,960
 09/30/1997              9,693             10,134                10,135                  10,264
 10/31/1997              8,587              8,970                 8,971                   9,082
 11/30/1997              9,038              9,436                 9,437                   9,513
 12/31/1997              9,266              9,668                 9,669                   9,841
 01/31/1998              9,277              9,673                 9,674                   9,822
 02/28/1998              9,538              9,940                 9,941                  10,103
 03/31/1998              9,822             10,228                10,229                  10,354
 04/30/1998              9,844             10,245                10,245                  10,379
 05/31/1998              9,524              9,905                 9,905                  10,025
 06/30/1998              9,209              9,571                 9,571                   9,735
 07/31/1998              9,347              9,706                 9,706                   9,802
 08/31/1998              6,741              6,994                 6,994                   6,985
 09/30/1998              7,263              7,531                 7,532                   7,668
 10/31/1998              7,641              7,916                 7,919                   8,165
 11/30/1998              8,250              8,542                 8,544                   8,645
 12/31/1998              8,147              8,430                 8,432                   8,429
 01/31/1999              7,862              8,130                 8,133                   8,117
 02/28/1999              8,016              8,285                 8,288                   8,233
 03/31/1999              8,556              8,838                 8,840                   8,857
 04/30/1999              9,267              9,565                 9,569                   9,462
 05/31/1999              8,684              8,959                 8,961                   8,922
 06/30/1999              8,943              9,221                 9,224                   9,321
 07/31/1999              8,883              9,153                 9,155                   9,128
 08/31/1999              8,867              9,129                 9,133                   9,115
 09/30/1999              9,260              9,529                 9,533                   9,434
 10/31/1999              9,557              9,828                 9,832                   9,798
 11/30/1999              9,814             10,087                10,090                  10,075
 12/31/1999             10,273             10,552                10,556                  10,620
 01/31/2000             10,044             10,310                10,314                  10,410
 02/29/2000             10,635             10,911                10,915                  11,080
 03/31/2000             10,899             11,175                11,184                  11,429
 04/30/2000             10,690             10,947                10,970                  11,211
 05/31/2000             10,479             10,724                10,746                  10,925
 06/30/2000             10,969             11,218                11,242                  11,479
 07/31/2000             11,232             11,481                11,505                  11,826
 08/31/2000             11,621             11,872                11,897                  12,243
 09/30/2000             11,465             11,448                11,729                  12,077

* Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. These risks can be enhanced when investing in emerging markets. See page 28 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                               33%
--------------------------------------------------------------------------------
1-5 years                                                                     4%
--------------------------------------------------------------------------------
5-10 years                                                                   29%
--------------------------------------------------------------------------------
10-20 years                                                                  15%
--------------------------------------------------------------------------------
20-30 years                                                                  17%
--------------------------------------------------------------------------------
Over 30 years                                                                 2%
--------------------------------------------------------------------------------
Duration:                                                              4.6 years
--------------------------------------------------------------------------------

Country Allocation
--------------------------------------------------------------------------------
Brazil                                                                     26.5%
--------------------------------------------------------------------------------
Mexico                                                                     20.7%
--------------------------------------------------------------------------------
Russia                                                                      6.9%
--------------------------------------------------------------------------------
Venezuela                                                                   5.5%
--------------------------------------------------------------------------------
Bulgaria                                                                    5.3%
--------------------------------------------------------------------------------
Short-Term Instruments                                                      6.8%
--------------------------------------------------------------------------------
Other                                                                      28.3%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                         1.7%
--------------------------------------------------------------------------------
AA                                                                          1.2%
--------------------------------------------------------------------------------
BBB                                                                        34.3%
--------------------------------------------------------------------------------
BB                                                                         20.3%
--------------------------------------------------------------------------------
B                                                                          42.5%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class A shares returned 5.19%, slightly underperforming the J.P. Morgan Emerging Market Bond Index, which returned 5.67%. The Fund has slightly under-performed its Lipper Average for the 1-year period but significantly outperformed the average for the 3-year and since inception periods.

     Emerging market bonds performed favorably for the past six months as positive fundamental changes helped drive prices higher. Emerging market bonds benefited from strong economic and financial performance, rebalanced global growth, positive liability management and the successful conclusions to the Russian and Ecuadorian debt restructuring. Volatility picked up however, due to a reduced appetite for risk, noise on the political front and fears of a global slowdown.

     Performance was aided by our underweight in Argentina, as continued political uncertainty weighed heavily on the market.

More responsible fiscal policies and continued strong economic data supported Brazilian bonds where our overweight aided performance. Favorable rating actions, specifically relating to Mexico and Brazil, are expected to drive prices higher. This trend confirms the progress these countries have made in strengthening domestic institutions and broadening popular support for economic reforms. Venezuelan and Colombian bonds have also benefited the rise in oil prices as they are large oil exporters.

     Our overweights in Bulgaria and Peru were detriments towards performance. Bulgarian bonds suffered as higher energy prices overshadowed continued economic gains. Peruvian bonds continued to under-perform due to political uncertainty, as to the predecessor of President Fujimori, and temporarily suspended payments on Brady bonds renewed shareholder concerns.

     Within Latin America we are maintaining our overweight position in Mexico where the government continues to deliver strong economic reform. The political transition from President Zedillo to Vicente Fox has remained smooth, accompanied by reassurances that economic reform remains on track. In the near-term, 2001 budget negotiations and the external environment warrant some caution. We will continue to overweight Brazil, as economic activity driven by exports, capital spending and fiscal disciplines remain strong. We will also continue to underweight Argentina as growth prospects and political tensions rise.

     We continue to emphasize liquid markets and instruments allowing us the opportunity to modify exposure in response to a changing market environment. We will also continue to overweight top tier credits as it remains too early to alter our cautious approach towards those countries where high oil prices exacerbate deteriorating domestic conditions and unstable socio-political environments.

PIMCO Foreign Bond Fund

September 30, 2000

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management (non-U.S.).

PORTFOLIO:
Primarily investment grade foreign bonds.

DURATION RANGE:
 3-7 years

FUND INCEPTION DATE:
12/03/92

TOTAL NET ASSETS:
$585.1 million

PORTFOLIO MANAGER:
Lee Thomas

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

   Average Annual Total Return      For periods ended 9/30/00

             A Shares          B Shares             C Shares     Lipper Intl.   J.P. Morgan
                                                                 Income Fund    Non-U.S.
                     Adjusted            Adjusted   Adjusted     Average        Index (Hedged)
-----------------------------------------------------------------------------------------------
   1 year     7.13%   2.30%    6.25%     1.27%       5.27%       -3.90%         6.95%
   3 years    5.90%   4.29%    5.11%     4.26%       5.09%        1.19%         7.65%
   5 years   10.11%   9.10%    9.30%     9.02%       9.30%        3.24%         9.61%
   Inception  9.12%   8.48%    8.41%     8.41%       8.31%          --           --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                         PIMCO          PIMCO         PIMCO       J.P. Morgan
                      Foreign Bond  Foreign Bond   Foreign Bond  Non-U.S. Index
                           A              B             C           (Hedged)
     ---------------------------------------------------------------------------
     12/31/1992         9,550         10,000        10,000          10,000
     01/31/1993         9,625         10,073        10,073          10,091
     02/28/1993         9,833         10,286        10,286          10,274
     03/31/1993         9,867         10,314        10,314          10,280
     04/30/1993         9,863         10,304        10,304          10,281
     05/31/1993         9,949         10,387        10,387          10,338
     06/30/1993        10,180         10,623        10,623          10,549
     07/31/1993        10,337         10,781        10,781          10,667
     08/31/1993        10,584         11,033        11,033          10,889
     09/30/1993        10,622         11,067        11,067          10,936
     10/31/1993        10,776         11,221        11,221          11,082
     11/30/1993        10,803         11,242        11,242          11,159
     12/31/1993        11,068         11,511        11,511          11,390
     01/31/1994        11,079         11,515        11,515          11,333
     02/28/1994        10,782         11,200        11,200          11,078
     03/31/1994        10,590         10,994        10,994          10,977
     04/30/1994        10,486         10,879        10,879          10,899
     05/31/1994        10,329         10,709        10,709          10,779
     06/30/1994        10,135         10,501        10,501          10,669
     07/31/1994        10,195         10,557        10,557          10,739
     08/31/1994        10,091         10,442        10,442          10,636
     09/30/1994        10,104         10,448        10,448          10,645
     10/31/1994        10,139         10,477        10,477          10,687
     11/30/1994        10,285         10,622        10,622          10,838
     12/31/1994        10,214         10,541        10,541          10,813
     01/31/1995        10,280         10,601        10,601          10,931
     02/28/1995        10,343         10,660        10,660          11,072
     03/31/1995        10,347         10,656        10,656          11,297
     04/30/1995        10,596         10,905        10,905          11,477
     05/31/1995        11,008         11,322        11,322          11,854
     06/30/1995        10,938         11,243        11,243          11,814
     07/31/1995        11,142         11,445        11,445          11,963
     08/31/1995        11,351         11,651        11,651          12,067
     09/30/1995        11,508         11,806        11,806          12,258
     10/31/1995        11,697         11,991        11,991          12,395
     11/30/1995        12,152         12,450        12,450          12,667
     12/31/1995        12,328         12,623        12,623          12,785
     01/31/1996        12,627         12,919        12,919          12,939
     02/29/1996        12,354         12,632        12,632          12,787
     03/31/1996        12,550         12,826        12,826          12,893
     04/30/1996        12,850         13,125        13,125          13,047
     05/31/1996        12,895         13,163        13,163          13,136
     06/30/1996        13,037         13,299        13,299          13,245
     07/31/1996        13,160         13,417        13,417          13,345
     08/31/1996        13,478         13,733        13,733          13,522
     09/30/1996        13,851         14,107        14,107          13,810
     10/31/1996        14,189         14,442        14,442          14,038
     11/30/1996        14,528         14,780        14,780          14,319
     12/31/1996        14,601         14,845        14,845          14,339
     01/31/1997        14,826         15,067        15,070          14,518
     02/28/1997        14,900         15,133        15,136          14,611
     03/31/1997        14,708         14,929        14,932          14,533
     04/30/1997        14,840         15,054        15,057          14,690
     05/31/1997        14,912         15,117        15,120          14,767
     06/30/1997        15,205         15,406        15,409          15,018
     07/31/1997        15,424         15,619        15,622          15,257
     08/31/1997        15,356         15,539        15,542          15,275
     09/30/1997        15,683         15,859        15,862          15,545
     10/31/1997        15,495         15,658        15,661          15,645
     11/30/1997        15,700         15,856        15,860          15,757
     12/31/1997        15,924         16,072        16,075          15,962
     01/31/1998        16,149         16,289        16,292          16,174
     02/28/1998        16,293         16,424        16,428          16,318
     03/31/1998        16,491         16,615        16,618          16,464
     04/30/1998        16,542         16,666        16,660          16,548
     05/31/1998        16,680         16,793        16,786          16,774
     06/30/1998        16,756         16,860        16,853          16,847
     07/31/1998        17,016         17,111        17,104          17,003
     08/31/1998        16,875         16,959        16,952          17,338
     09/30/1998        17,256         17,332        17,325          17,749
     10/31/1998        16,894         16,956        16,949          17,722
     11/30/1998        17,205         17,258        17,251          17,914
     12/31/1998        17,441         17,482        17,475          17,892
     01/31/1999        17,793         17,825        17,818          18,114
     02/28/1999        17,613         17,634        17,627          17,993
     03/31/1999        17,715         17,726        17,719          18,207
     04/30/1999        17,938         17,937        17,930          18,438
     05/31/1999        17,651         17,639        17,632          18,363
     06/30/1999        17,431         17,406        17,399          18,078
     07/31/1999        17,433         17,397        17,391          18,031
     08/31/1999        17,302         17,257        17,250          18,063
     09/30/1999        17,388         17,333        17,326          18,132
     10/31/1999        17,461         17,395        17,388          18,176
     11/30/1999        17,489         17,412        17,405          18,281
     12/31/1999        17,636         17,546        17,539          18,336
     01/31/2000        17,539         17,450        17,432          18,338
     02/29/2000        17,734         17,644        17,615          18,473
     03/31/2000        17,982         17,891        17,848          18,743
     04/30/2000        18,038         17,946        17,885          18,844
     05/31/2000        18,141         18,048        17,975          18,995
     06/30/2000        18,271         18,178        18,092          19,086
     07/31/2000        18,419         18,326        18,227          19,224
     08/31/2000        18,395         18,302        18,191          19,227
     09/30/2000        18,631         18,536        18,413          19,393

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 28 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
5-10 years                                                                   58%
--------------------------------------------------------------------------------
10-20 years                                                                  36%
--------------------------------------------------------------------------------
20-30 years                                                                   5%
--------------------------------------------------------------------------------
Over 30 years                                                                 1%
--------------------------------------------------------------------------------
Duration:                                                              3.4 years
--------------------------------------------------------------------------------

Country Allocation
--------------------------------------------------------------------------------
United States                                                              53.7%
--------------------------------------------------------------------------------
Italy                                                                       6.5%
--------------------------------------------------------------------------------
Germany                                                                     4.9%
--------------------------------------------------------------------------------
Short-Term Instruments                                                      7.0%
--------------------------------------------------------------------------------
Other                                                                      27.9%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                        63.9%
--------------------------------------------------------------------------------
AA                                                                         13.8%
--------------------------------------------------------------------------------
A                                                                           8.6%
--------------------------------------------------------------------------------
BBB                                                                        10.1%
--------------------------------------------------------------------------------
BB                                                                          2.8%
--------------------------------------------------------------------------------
B                                                                           0.8%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class A shares returned 3.59%, outperforming the J.P. Morgan Non-U.S. (Hedged) Index, which returned 3.47%. The Fund has outperformed its Lipper Average over the year-to-date, 1-year, 3-year and since inception periods.

     Japanese bonds continue to underperform as the first rate increase in 10 years drove bond prices lower. Continued fiscal stimulus has brought concern about an increase in bond supply and although intended to boost economic growth, it has caused Moody's to downgrade government debt to Aa2.

     Emerging market bonds added to performance amid positive investor response to sound policy improvements and increased IMF and World Bank support. In particular, more responsible fiscal policies and continued strong economic data supported Brazilian bonds where our overweight aided performance. As well, favorable rating actions, specifically relating to Mexico and Brazil, are expected to drive prices higher.

     European bonds underperformed U.S. Treasuries. Higher oil prices and the weak Euro, which fell to new record lows versus the U.S. dollar, contributed to a slight rise in inflation. To combat the Euro weakness, which jeopardizes global stability, the central banks of leading nations coordinated Euro purchases in order to support the currency. The Danish "no" vote, ending prospects for Denmark entering the European Monetary Union (EMU), further added to Euro pressures, as investors believed other strong European economies would also avoid entering EMU.

     Going forward, we are looking to maintain our underweight in Japan due to high debt levels and prospects for increased bond issuance to pay for fiscal stimulus. Both Canadian and Australian positions are underweight due to unattractive yields and risks that weak currencies will increase inflationary prospects. We are maintaining our limited position in emerging markets, primarily looking for highly liquid, top-quality issues amid increased volatility.

     Within core Europe we are overweight in areas such as Austria, Italy and Spain to capitalize on favorable yields relative to Germany. We are emphasizing longer maturities as the sale of mobile phone licenses and better fiscal balances will lead to reduced long-term bond issuance.

     Our hedging strategy, which limits our currency exposure, was a positive contributor due to continued strength in the dollar. We will continue to hedge the majority of our currency exposure because of both the short-term volatility and unpredictability of foreign currencies.

PIMCO Global Bond Fund II


September 30, 2000

OBJECTIVE:
Maximum total return, consistent with preservation of capital (U.S. and non-
U.S.).

PORTFOLIO:
Primarily investment grade U.S. and foreign bonds.

DURATION RANGE:
3-7 years

FUND INCEPTION DATE:
10/02/95

TOTAL NET ASSETS:
$72.2 million

PORTFOLIO MANAGER:
Lee Thomas

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

   Average Annual Total Return      For periods ended 9/30/00
             A Shares          B Shares             C Shares     Lipper Global   J.P. Morgan
                                                                 Income Fund     Global Index
                     Adjusted            Adjusted   Adjusted     Average         (Hedged)
-----------------------------------------------------------------------------------------------
   1 Year    6.53%   1.74%      5.74%    0.74%      4.74%        0.58%           7.10%
   3 Years   4.56%   2.96%      3.78%    3.00%      3.77%        1.10%           7.18%
   Inception 8.09%   7.09%      7.26%    6.97%      7.26%          --              --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                       PIMCO          PIMCO           PIMCO        J.P. Morgan
                  Global Bond II  Global Bond II  Global Bond II   Global Bond
                         A              B               C            Index
     ---------------------------------------------------------------------------
     10/31/1995          9,550         10,000         10,000         10,000
     11/30/1995          9,869         10,334         10,334         10,191
     12/31/1995         10,030         10,502         10,502         10,302
     01/31/1996         10,220         10,702         10,702         10,406
     02/29/1996         10,026         10,499         10,499         10,257
     03/31/1996         10,045         10,512         10,512         10,279
     04/30/1996         10,170         10,625         10,625         10,334
     05/31/1996         10,162         10,606         10,596         10,373
     06/30/1996         10,256         10,677         10,677         10,471
     07/31/1996         10,299         10,718         10,718         10,530
     08/31/1996         10,552         10,964         10,964         10,614
     09/30/1996         10,799         11,214         11,214         10,814
     10/31/1996         11,031         11,458         11,448         11,009
     11/30/1996         11,303         11,724         11,724         11,215
     12/31/1996         11,274         11,697         11,686         11,188
     01/31/1997         11,370         11,778         11,778         11,283
     02/28/1997         11,448         11,852         11,852         11,334
     03/31/1997         11,290         11,681         11,681         11,255
     04/30/1997         11,424         11,812         11,812         11,392
     05/31/1997         11,514         11,896         11,896         11,468
     06/30/1997         11,710         12,092         12,092         11,638
     07/31/1997         11,954         12,335         12,335         11,886
     08/31/1997         11,910         12,282         12,282         11,844
     09/30/1997         12,131         12,502         12,503         12,043
     10/31/1997         11,989         12,347         12,348         12,176
     11/30/1997         12,074         12,427         12,428         12,254
     12/31/1997         12,208         12,558         12,559         12,405
     01/31/1998         12,318         12,665         12,664         12,581
     02/28/1998         12,389         12,729         12,729         12,632
     03/31/1998         12,556         12,893         12,893         12,714
     04/30/1998         12,610         12,941         12,941         12,777
     05/31/1998         12,677         13,002         13,002         12,936
     06/30/1998         12,734         13,053         13,049         13,030
     07/31/1998         12,888         13,201         13,197         13,113
     08/31/1998         12,750         13,052         13,048         13,412
     09/30/1998         13,034         13,337         13,333         13,754
     10/31/1998         12,818         13,106         13,102         13,724
     11/30/1998         12,986         13,269         13,264         13,821
     12/31/1998         13,097         13,373         13,369         13,821
     01/31/1999         13,388         13,662         13,658         13,961
     02/28/1999         13,182         13,445         13,441         13,774
     03/31/1999         13,264         13,520         13,516         13,900
     04/30/1999         13,390         13,641         13,636         14,031
     05/31/1999         13,184         13,422         13,418         13,947
     06/30/1999         13,021         13,249         13,245         13,789
     07/31/1999         13,008         13,227         13,223         13,760
     08/31/1999         12,948         13,158         13,154         13,775
     09/30/1999         13,012         13,215         13,210         13,846
     10/31/1999         13,046         13,241         13,237         13,873
     11/30/1999         13,025         13,212         13,208         13,921
     12/31/1999         13,080         13,259         13,255         13,922
     01/31/2000         13,021         13,192         13,188         13,933
     02/29/2000         13,173         13,338         13,334         14,074
     03/31/2000         13,354         13,513         13,509         14,307
     04/30/2000         13,372         13,524         13,519         14,343
     05/31/2000         13,418         13,560         13,556         14,428
     06/30/2000         13,563         13,697         13,693         14,553
     07/31/2000         13,672         13,800         13,796         14,671
     08/31/2000         13,707         13,826         13,822         14,739
     09/30/2000         13,862         13,786         13,970         14,829

* Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 28 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                                0%
--------------------------------------------------------------------------------
1-5 years                                                                     5%
--------------------------------------------------------------------------------
5-10 years                                                                   67%
--------------------------------------------------------------------------------
10-20 years                                                                  21%
--------------------------------------------------------------------------------
20-30 years                                                                   7%
--------------------------------------------------------------------------------
Duration:                                                              4.3 years
--------------------------------------------------------------------------------

Country Allocation
--------------------------------------------------------------------------------
United States                                                              62.1%
--------------------------------------------------------------------------------
Italy                                                                       6.1%
--------------------------------------------------------------------------------
United Kingdom                                                              4.4%
--------------------------------------------------------------------------------
Greece                                                                      4.1%
--------------------------------------------------------------------------------
Short-Term Instruments                                                      3.3%
--------------------------------------------------------------------------------
Other                                                                      20.0%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                        65.4%
--------------------------------------------------------------------------------
AA                                                                         15.1%
--------------------------------------------------------------------------------
A                                                                           9.0%
--------------------------------------------------------------------------------
BBB                                                                         7.6%
--------------------------------------------------------------------------------
BB                                                                          1.9%
--------------------------------------------------------------------------------
B                                                                           0.9%
--------------------------------------------------------------------------------
Others                                                                      0.1%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class A shares returned 3.79%, slightly underperforming the J.P. Morgan Global Index (Hedged), which returned 3.64%. The Fund has outperformed its Lipper Average over the year-to-date, 1-year, 3-year and since inception periods.

     Rates continued to rise in the United States but cooled by summer end as evidence surfaced that the economy was slowing down. As a result, the yield curve became positively sloped, with the 30-year Treasury yield higher than the 10-year. This may provide further evidence of continued economic weakness.

     The U.S. was the best performing bond market as the economy began to slow following the Fed's 175 basis points in rate hikes since the middle of last year. The Fed remained on hold the third quarter, as the six previous rate hikes and continuing productivity gains limited inflationary expectations.

     Japanese bonds continued to underperform as the first rate increase in 10 years drove bond prices lower. Continued fiscal stimulus has brought concern about an increase in bond supply and although intended to boost economic growth, it has caused Moody's to downgrade that country's government debt to Aa2.

     One area that lagged performance was European bonds as they underperformed U.S. Treasuries. Higher oil prices and the weak Euro, which fell to new record lows versus the U.S. dollar, contributed to a slight rise in inflation. To combat the Euro weakness, which jeopardizes global stability, the central banks of leading nations coordinated Euro purchases in order to support the currency. The Danish "no" vote, ending prospects for Denmark entering the European Monetary Union (EMU), further added to Euro pressures, as investors believed other strong European economies would also avoid entering EMU.

     Going forward, we are looking to maintain our underweight in Japan due to high debt levels and prospects for increased bond issuance to pay for fiscal stimulus. U.S. bonds will be overweighted, emphasizing mortgages, where credit risk is minimal and attractive yield premiums provide a cushion against adverse price performance. We are focusing on higher-grade bonds as credit quality and high default rates on corporate bonds remain a concern.

     Within core Europe we are overweight in areas such as Austria, Italy and Spain to capitalize on favorable yields relative to Germany. We are emphasizing longer maturities as the sale of mobile phone licenses and better fiscal balances will lead to reduced long-term bond issuance.

     Our hedging strategy, which limits our currency exposure, was a positive contributor due to continued strength in the dollar. We will continue to hedge the majority of our currency exposure because of both the short-term volatility and unpredictability of foreign currencies.

September 30, 2000

PIMCO High Yield Fund

OBJECTIVE:

Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:

Primarily high yield bonds.

DURATION RANGE:

2-6 years

FUND INCEPTION DATE:

12/16/92

TOTAL NET ASSETS:

$3.1 billion

PORTFOLIO MANAGER:

Ben Trosky

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return For periods ended 9/30/00

                  A Shares                        B Shares                         C Shares         Lipper High          Lehman Int.
                                                                                                   Current Yield           BB Corp
                                  Adjusted                        Adjusted         Adjusted         Fund Avg.              Index
------------------------------------------------------------------------------------------------------------------------------------

1 year              2.77%          -1.86%           2.00%          -2.72%            1.06%            -0.02%               5.31%
3 years             3.89%           2.31%           3.12%           2.29%            3.12%             0.49%               4.58%
5 years             7.54%           6.55%           6.75%           6.46%            6.75%             5.49%               7.19%
Inception           9.33%           8.69%           8.62%           8.62%            8.54%               --                  --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                        PIMCO          PIMCO          PIMCO           Lehman
                     High Yield     High Yield     High Yield    Intermediate BB
                          A              B              C        Corporate Index
   -----------------------------------------------------------------------------
   12/31/1992          9,550         10,000         10,000            10,000
   01/31/1993          9,764         10,218         10,218            10,211
   02/28/1993          9,941         10,398         10,398            10,361
   03/31/1993         10,138         10,597         10,597            10,478
   04/30/1993         10,243         10,700         10,700            10,566
   05/31/1993         10,315         10,769         10,769            10,644
   06/30/1993         10,592         11,052         11,052            10,870
   07/31/1993         10,664         11,120         11,120            10,980
   08/31/1993         10,780         11,235         11,235            11,107
   09/30/1993         10,831         11,281         11,281            11,188
   10/31/1993         11,118         11,573         11,573            11,338
   11/30/1993         11,200         11,652         11,652            11,368
   12/31/1993         11,293         11,742         11,742            11,465
   01/31/1994         11,530         11,981         11,981            11,657
   02/28/1994         11,525         11,969         11,969            11,644
   03/31/1994         11,177         11,601         11,601            11,288
   04/30/1994         11,076         11,489         11,489            11,221
   05/31/1994         11,154         11,562         11,562            11,231
   06/30/1994         11,166         11,567         11,567            11,265
   07/31/1994         11,267         11,666         11,666            11,402
   08/31/1994         11,359         11,753         11,753            11,523
   09/30/1994         11,434         11,824         11,824            11,544
   10/31/1994         11,436         11,819         11,819            11,571
   11/30/1994         11,387         11,761         11,761            11,492
   12/31/1994         11,520         11,892         11,892            11,563
   01/31/1995         11,629         11,997         11,997            11,749
   02/28/1995         11,945         12,315         12,315            12,106
   03/31/1995         12,115         12,484         12,484            12,220
   04/30/1995         12,376         12,746         12,746            12,465
   05/31/1995         12,731         13,104         13,104            12,831
   06/30/1995         12,832         13,200         13,200            12,944
   07/31/1995         13,000         13,365         13,365            13,062
   08/31/1995         13,096         13,456         13,456            13,138
   09/30/1995         13,275         13,634         13,634            13,280
   10/31/1995         13,465         13,822         13,822            13,384
   11/30/1995         13,625         13,978         13,978            13,553
   12/31/1995         13,852         14,202         14,202            13,767
   01/31/1996         14,072         14,419         14,419            13,990
   02/29/1996         14,083         14,422         14,422            13,940
   03/31/1996         13,968         14,295         14,295            13,867
   04/30/1996         14,025         14,345         14,345            13,862
   05/31/1996         14,068         14,381         14,381            13,881
   06/30/1996         14,122         14,427         14,427            14,031
   07/31/1996         14,243         14,542         14,542            14,107
   08/31/1996         14,471         14,766         14,766            14,221
   09/30/1996         14,804         15,097         15,097            14,527
   10/31/1996         14,948         15,236         15,236            14,729
   11/30/1996         15,267         15,554         15,554            15,026
   12/31/1996         15,416         15,696         15,696            15,059
   01/31/1997         15,570         15,837         15,842            15,203
   02/28/1997         15,805         16,067         16,071            15,386
   03/31/1997         15,593         15,842         15,846            15,203
   04/30/1997         15,755         15,997         16,002            15,392
   05/31/1997         16,110         16,346         16,351            15,655
   06/30/1997         16,343         16,573         16,578            15,857
   07/31/1997         16,760         16,984         16,989            16,330
   08/31/1997         16,750         16,962         16,967            16,174
   09/30/1997         17,026         17,232         17,237            16,428
   10/31/1997         17,038         17,232         17,237            16,484
   11/30/1997         17,197         17,381         17,387            16,600
   12/31/1997         17,386         17,562         17,567            16,752
   01/31/1998         17,680         17,847         17,852            16,953
   02/28/1998         17,770         17,927         17,932            17,031
   03/31/1998         17,903         18,051         18,056            17,140
   04/30/1998         17,943         18,080         18,085            17,228
   05/31/1998         18,029         18,156         18,161            17,340
   06/30/1998         18,157         18,272         18,279            17,446
   07/31/1998         18,344         18,447         18,454            17,536
   08/31/1998         17,603         17,691         17,698            17,052
   09/30/1998         17,821         17,898         17,905            17,414
   10/31/1998         17,639         17,705         17,712            17,191
   11/30/1998         18,378         18,436         18,443            17,603
   12/31/1998         18,452         18,497         18,504            17,714
   01/31/1999         18,690         18,724         18,731            17,897
   02/28/1999         18,531         18,554         18,561            17,764
   03/31/1999         18,679         18,689         18,697            17,892
   04/30/1999         18,985         18,984         18,992            18,075
   05/31/1999         18,617         18,605         18,612            17,856
   06/30/1999         18,608         18,584         18,592            17,815
   07/31/1999         18,652         18,618         18,625            17,883
   08/31/1999         18,574         18,528         18,536            17,770
   09/30/1999         18,580         18,523         18,530            17,843
   10/31/1999         18,552         18,484         18,491            17,782
   11/30/1999         18,802         18,722         18,730            17,933
   12/31/1999         18,894         18,803         18,810            18,104
   01/31/2000         18,804         18,713         18,709            17,975
   02/29/2000         18,843         18,752         18,739            18,009
   03/31/2000         18,463         18,373         18,347            17,838
   04/30/2000         18,498         18,408         18,371            17,899
   05/31/2000         18,400         18,310         18,262            17,906
   06/30/2000         18,746         18,655         18,595            18,293
   07/31/2000         18,888         18,796         18,725            18,597
   08/31/2000         19,154         19,061         18,978            18,883
   09/30/2000         19,091         18,999         18,902            18,790

* Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. The investments made by the High Yield Fund may involve high risk and may have speculative characteristics. See page 28 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                               16%
--------------------------------------------------------------------------------
1-5 years                                                                    25%
--------------------------------------------------------------------------------
5-10 years                                                                   55%
--------------------------------------------------------------------------------
10-20 years                                                                   3%
--------------------------------------------------------------------------------
20-30 years                                                                   1%
--------------------------------------------------------------------------------
Duration:                                                              3.7 years
--------------------------------------------------------------------------------

Sector Breakdown
--------------------------------------------------------------------------------
Corporate Bonds & Notes                                                    76.3%
--------------------------------------------------------------------------------
Short-Term Instruments                                                      9.4%
--------------------------------------------------------------------------------
Asset-Backed Securities                                                     6.3%
--------------------------------------------------------------------------------
Other                                                                       8.0%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                         3.2%
--------------------------------------------------------------------------------
AA                                                                          2.2%
--------------------------------------------------------------------------------
A                                                                           0.6%
--------------------------------------------------------------------------------
BBB                                                                        19.2%
--------------------------------------------------------------------------------
BB                                                                         39.8%
--------------------------------------------------------------------------------
B                                                                          35.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class A shares rose 3.45%, outperforming the Lipper High Current Yield Average, which fell 1.14%. However, the Fund did underperform its benchmark, the Lehman Intermediate BB Corporate Index, which rose 5.33%. Over the long term, the Fund continues to outperform both the Lipper Average and its Lehman benchmark for the five-year and since inception periods ended September 30, 2000.

     Over the last six months the Federal Reserve raised interest rates once, in May, in order to continue its ongoing efforts to prevent the economy from overheating and creating inflationary pressures. Since that 50 basis point increase, the Federal Reserve has remained on hold, based on evidence that economic growth is moderating to a pace more in line with the economy's potential to produce. As a result, intermediate maturity interest rates fell. However, high yield issues lagged higher-quality bonds as lingering concerns about defaults, profits and fund redemptions put selling pressure on the market.

     Defensive strategies and a focus on the energy services sector enhanced performance. The Fund's strategy of avoiding cyclical issues, such as autos and steel, added to relative performance as these sectors suffered under slowing consumer spending and accumulating inventory. However, the Fund's limited exposure to B-rated issues detracted from performance as these credits significantly underperformed BB-rated issues.

     Going forward, we believe that economic growth will moderate worldwide. We expect inflation to creep higher in the face of wage pressures and rising energy costs. More Fed tightening is unlikely now that U.S. economic growth is moderating; however, the central bank will also refrain from easing to avoid igniting accelerated consumer spending via the stock and housing markets. As U.S. growth slows, lower profits cut into the ability of corporate America to service its debt. This causes credit conditions to deteriorate, and spreads to widen, driving down prices. In light of this environment, we believe that maintaining a defensive posture will be instrumental in preserving capital while providing superior relative performance.

     While the high yield market has already incorporated a lot of bad news, we feel it is too early to become bullish due to significant near-term risks. We expect to maintain average quality higher than the benchmark. We intend to continue to hold defensive positions, such as publishing and utilities, and we hope to be overweight in areas we believe to have improving fundamentals, such as the chemical sector. We intend to use senior-secured, syndicated bank loans selectively to add income while preserving principal.

September 30, 2000

PIMCO Long-Term U.S. Government Fund

OBJECTIVE:

Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:

Primarily longer-term U.S. Government securities.

DURATION RANGE:

Greater than or equal to 8 years

FUND INCEPTION DATE:

7/01/91

TOTAL NET ASSETS:

$370.3 million

PORTFOLIO MANAGER:

Jim Keller

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return For periods ended 9/30/00

              A Shares                  B Shares                  C Shares     Lipper Gen.     Lehman
                                                                               U.S. Govt.      Long-Term
                           Adjusted                  Adjusted     Adjusted      Fund Avg.      Treas. Index
-----------------------------------------------------------------------------------------------------------
1 year          8.93%       4.03%        8.12%        3.12%        7.12%          6.12%           9.81%
3 years         6.88%       5.25%        6.07%        5.19%        6.07%          4.93%           7.36%
5 years         7.33%       6.34%        6.51%        6.22%        6.53%          5.37%           7.47%
Inception      10.36%       9.81%        9.74%        9.74%        9.56%            --              --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                      PIMCO           PIMCO            PIMCO          Lehman
                    Long-Term       Long-Term        Long-Term      Long-Term
                    U.S. Gov.       U.S. Gov.        U.S. Gov.    Treasury Index
                        A               B                C
--------------------------------------------------------------------------------
  06/30/1991            9,550          10,000           10,000          10,000
  07/31/1991            9,678          10,128           10,128          10,149
  08/31/1991           10,051          10,511           10,511          10,499
  09/30/1991           10,385          10,855           10,855          10,830
  10/31/1991           10,435          10,900           10,900          10,854
  11/30/1991           10,572          11,037           11,037          10,914
  12/31/1991           11,265          11,755           11,755          11,565
  01/31/1992           10,944          11,413           11,413          11,202
  02/29/1992           10,997          11,462           11,462          11,268
  03/31/1992           10,958          11,416           11,416          11,144
  04/30/1992           10,901          11,350           11,350          11,133
  05/31/1992           11,287          11,745           11,745          11,442
  06/30/1992           11,447          11,906           11,906          11,608
  07/31/1992           11,986          12,458           12,458          12,091
  08/31/1992           12,223          12,697           12,697          12,175
  09/30/1992           12,436          12,911           12,911          12,367
  10/31/1992           12,123          12,579           12,579          12,107
  11/30/1992           12,247          12,701           12,701          12,153
  12/31/1992           12,567          13,025           13,025          12,486
  01/31/1993           12,898          13,361           13,361          12,842
  02/28/1993           13,413          13,886           13,886          13,271
  03/31/1993           13,482          13,948           13,948          13,304
  04/30/1993           13,583          14,046           14,046          13,407
  05/31/1993           13,632          14,088           14,088          13,451
  06/30/1993           14,304          14,776           14,776          14,020
  07/31/1993           14,508          14,978           14,978          14,246
  08/31/1993           15,058          15,538           15,538          14,818
  09/30/1993           15,103          15,577           15,577          14,870
  10/31/1993           15,177          15,644           15,644          14,977
  11/30/1993           14,761          15,208           15,208          14,594
  12/31/1993           14,856          15,296           15,296          14,640
  01/31/1994           15,191          15,632           15,632          14,992
  02/28/1994           14,593          15,009           15,009          14,377
  03/31/1994           13,995          14,383           14,383          13,746
  04/30/1994           13,751          14,124           14,124          13,584
  05/31/1994           13,703          14,066           14,066          13,494
  06/30/1994           13,619          13,972           13,972          13,366
  07/31/1994           13,953          14,304           14,304          13,819
  08/31/1994           13,980          14,321           14,321          13,717
  09/30/1994           13,539          13,860           13,860          13,285
  10/31/1994           13,446          13,755           13,755          13,238
  11/30/1994           13,400          13,700           13,700          13,316
  12/31/1994           13,702          13,999           13,999          13,521
  01/31/1995           14,055          14,350           14,350          13,869
  02/28/1995           14,537          14,833           14,833          14,263
  03/31/1995           14,701          14,992           14,992          14,385
  04/30/1995           14,948          15,235           15,235          14,641
  05/31/1995           16,089          16,387           16,387          15,764
  06/30/1995           16,268          16,561           16,561          15,947
  07/31/1995           15,981          16,259           16,259          15,692
  08/31/1995           16,338          16,612           16,612          16,041
  09/30/1995           16,686          16,956           16,956          16,336
  10/31/1995           17,091          17,359           17,359          16,793
  11/30/1995           17,506          17,771           17,771          17,213
  12/31/1995           17,960          18,220           18,220          17,671
  01/31/1996           17,983          18,233           18,233          17,671
  02/29/1996           17,140          17,369           17,369          16,817
  03/31/1996           16,819          17,034           17,034          16,483
  04/30/1996           16,441          16,640           16,640          16,207
  05/31/1996           16,457          16,645           16,645          16,123
  06/30/1996           16,783          16,963           16,963          16,467
  07/31/1996           16,723          16,892           16,892          16,473
  08/31/1996           16,601          16,758           16,758          16,267
  09/30/1996           17,057          17,208           17,208          16,716
  10/31/1996           17,784          17,929           17,929          17,373
  11/30/1996           18,447          18,587           18,587          17,953
  12/31/1996           18,017          18,142           18,142          17,517
  01/31/1997           17,924          18,026           18,043          17,393
  02/28/1997           17,959          18,050           18,068          17,400
  03/31/1997           17,507          17,586           17,602          16,954
  04/30/1997           17,897          17,966           17,980          17,363
  05/31/1997           18,103          18,161           18,176          17,557
  06/30/1997           18,454          18,503           18,518          17,896
  07/31/1997           19,473          19,513           19,527          18,947
  08/31/1997           18,976          19,002           19,017          18,420
  09/30/1997           19,466          19,481           19,497          18,927
  10/31/1997           20,122          20,124           20,140          19,564
  11/30/1997           20,307          20,295           20,313          19,825
  12/31/1997           20,648          20,621           20,640          20,158
  01/31/1998           21,026          20,984           21,003          20,567
  02/28/1998           20,877          20,823           20,842          20,419
  03/31/1998           20,971          20,904           20,923          20,462
  04/30/1998           21,084          21,004           21,023          20,537
  05/31/1998           21,487          21,393           21,412          20,930
  06/30/1998           21,983          21,874           21,892          21,415
  07/31/1998           21,961          21,852           21,855          21,325
  08/31/1998           22,881          22,768           22,757          22,287
  09/30/1998           23,801          23,683           23,643          23,103
  10/31/1998           23,149          23,034           22,981          22,754
  11/30/1998           23,230          23,115           23,043          22,929
  12/31/1998           23,337          23,221           23,133          22,881
  01/31/1999           23,507          23,391           23,290          23,087
  02/28/1999           22,435          22,324           22,214          21,951
  03/31/1999           22,521          22,409           22,285          21,900
  04/30/1999           22,548          22,436           22,296          21,931
  05/31/1999           22,135          22,025           21,875          21,587
  06/30/1999           21,922          21,814           21,652          21,358
  07/31/1999           21,789          21,681           21,504          21,255
  08/31/1999           21,612          21,505           21,317          21,173
  09/30/1999           21,828          21,720           21,518          21,329
  10/31/1999           21,868          21,759           21,544          21,342
  11/30/1999           21,721          21,614           21,386          21,197
  12/31/1999           21,389          21,283           21,044          20,881
  01/31/2000           21,479          21,372           21,122          21,180
  02/29/2000           22,121          22,011           21,741          21,819
  03/31/2000           22,712          22,599           22,306          22,566
  04/30/2000           22,578          22,466           22,161          22,385
  05/31/2000           22,449          22,338           22,021          22,304
  06/30/2000           23,129          23,014           22,675          22,788
  07/31/2000           23,538          23,422           23,063          23,180
  08/31/2000           24,059          23,939           23,559          23,709
  09/30/2000           23,772          23,655           23,265          23,422

* Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. See page 28 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1-5 years                                                                    16%
--------------------------------------------------------------------------------
5-10 years                                                                   10%
--------------------------------------------------------------------------------
10-20 years                                                                  24%
--------------------------------------------------------------------------------
20-30 years                                                                  50%
--------------------------------------------------------------------------------
Duration:                                                             10.9 years
--------------------------------------------------------------------------------

Sector Breakdown
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                                  41.6%
--------------------------------------------------------------------------------
Mortgage-Backed Securities                                                 40.2%
--------------------------------------------------------------------------------
U.S. Government Agencies                                                    8.6%
--------------------------------------------------------------------------------
Other                                                                       9.6%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                        92.4%
--------------------------------------------------------------------------------
AA                                                                          3.4%
--------------------------------------------------------------------------------
A                                                                           2.4%
--------------------------------------------------------------------------------
BBB                                                                         1.8%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class A shares rose 4.69%, outperforming the Lehman Long-Term Treasury Index, which returned 3.80%. The Fund also outperformed its Lipper Average, which returned 4.14%. The Fund continues to outperform over the longer-term, beating its Lipper Average over the three-year, five-year, and since inception periods.

     Over the last six months the Federal Reserve raised interest rates once, in May, in order to continue its ongoing efforts to prevent the economy from overheating and creating inflationary pressures. Since that 50 basis point increase, the Federal Reserve has left rates unchanged based on mounting evidence that economic growth is moderating to a pace more in line with the economy's potential to produce. As a result, intermediate maturity interest rates fell, causing the yield curve to revert to a positive slope.

     The Fund's focus on yield-gathering strategies and intermediate-term issues were key to performance over the past six months. Amid optimism that the Fed was close to the end of its tightening cycle, intermediate-maturity yields fell. An emphasis on mortgages also enhanced returns due to high yields and narrowing spreads relative to Treasuries. A small exposure to municipals also added to returns, as yields became more attractive relative to Treasuries on an after-tax basis.

     Going forward, based on recent monetary policy tightening and higher oil prices, we believe that economic growth will moderate worldwide. We expect inflation to creep higher in the face of wage pressures and rising energy costs. We believe that further Fed tightening is unlikely now due to moderating U.S. economic growth; however, the central bank will also refrain from easing to avoid igniting accelerated consumer spending via the stock and housing markets. In our opinion, an over-leveraged private sector combined with public budget surpluses will continue to cause credit quality to deteriorate and keep the Treasury curve flatter than it otherwise would be.

     In light of this environment, we expect to extend duration slightly beyond the benchmark as slower economic growth eases pressure on interest rates. We intend to continue our emphasis on mortgages because of their superior credit quality and relatively attractive yields. We hope to broaden our maturity mix in order to take advantage of what we anticipate will be a decrease in rates across the yield curve due to slower economic growth. In addition, we may continue to hold a small position in longer maturity municipal bonds having attractive tax-adjusted yields relative to Treasuries.

September 30, 2000

PIMCO Low Duration Fund

OBJECTIVE:

Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:

Primarily shorter-term, investment grade bonds.

DURATION RANGE:

1-3 years

FUND INCEPTION DATE:

5/11/87

TOTAL NET ASSETS:

$4.2 billion

PORTFOLIO MANAGER:

Bill Gross

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return For periods ended 9/30/00

              A Shares                  B Shares                  C Shares     Lipper Shrt. Inv.     Merrill Lynch
                                                                               Grade Debt Fund       1-3 yr. Treas.
                           Adjusted                  Adjusted     Adjusted     Average               Index
-------------------------------------------------------------------------------------------------------------------
1 year         6.05%        2.87%        5.26%        0.28%        4.53%             5.73%               5.79%
5 years        6.14%        5.49%        5.34%        5.02%        5.62%             5.42%               5.89%
10 years       6.90%        6.58%        6.35%        6.35%        6.38%             6.29%               6.48%
Inception      7.28%        7.04%        6.86%        6.86%        6.76%               --                  --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                     PIMCO           PIMCO          PIMCO       Merrill Lynch
                  Low Duration   Low Duration    Low Duration  1-3 yr. Treasury
                       A               B              C             Index
--------------------------------------------------------------------------------
 05/31/1987           9,700         10,000          10,000          10,000
 06/30/1987           9,786         10,083          10,085          10,109
 07/31/1987           9,819         10,109          10,114          10,158
 08/31/1987           9,813         10,097          10,104          10,167
 09/30/1987           9,785         10,063          10,072          10,127
 10/31/1987           9,940         10,215          10,227          10,351
 11/30/1987          10,048         10,320          10,334          10,414
 12/31/1987          10,103         10,370          10,387          10,480
 01/31/1988          10,266         10,531          10,550          10,648
 02/29/1988          10,337         10,598          10,619          10,735
 03/31/1988          10,398         10,653          10,677          10,756
 04/30/1988          10,437         10,687          10,713          10,772
 05/31/1988          10,457         10,700          10,728          10,756
 06/30/1988          10,551         10,788          10,821          10,868
 07/31/1988          10,603         10,835          10,869          10,876
 08/31/1988          10,641         10,867          10,904          10,899
 09/30/1988          10,735         10,956          10,996          11,026
 10/31/1988          10,830         11,046          11,088          11,136
 11/30/1988          10,840         11,050          11,094          11,106
 12/31/1988          10,884         11,087          11,134          11,132
 01/31/1989          10,970         11,168          11,217          11,219
 02/28/1989          10,983         11,175          11,226          11,219
 03/31/1989          11,021         11,206          11,260          11,270
 04/30/1989          11,147         11,327          11,384          11,443
 05/31/1989          11,372         11,548          11,608          11,614
 06/30/1989          11,615         11,788          11,852          11,831
 07/31/1989          11,781         11,948          12,015          12,006
 08/31/1989          11,723         11,882          11,950          11,932
 09/30/1989          11,778         11,929          12,000          12,003
 10/31/1989          11,928         12,075          12,149          12,184
 11/30/1989          12,032         12,172          12,250          12,299
 12/31/1989          12,089         12,222          12,303          12,348
 01/31/1990          12,077         12,202          12,284          12,358
 02/28/1990          12,155         12,274          12,359          12,416
 03/31/1990          12,216         12,328          12,416          12,457
 04/30/1990          12,204         12,308          12,399          12,482
 05/31/1990          12,405         12,502          12,597          12,673
 06/30/1990          12,534         12,625          12,723          12,806
 07/31/1990          12,667         12,750          12,853          12,966
 08/31/1990          12,687         12,761          12,867          13,005
 09/30/1990          12,752         12,819          12,927          13,111
 10/31/1990          12,840         12,898          13,010          13,255
 11/30/1990          12,988         13,039          13,155          13,386
 12/31/1990          13,123         13,167          13,286          13,548
 01/31/1991          13,238         13,275          13,398          13,672
 02/28/1991          13,339         13,367          13,494          13,754
 03/31/1991          13,447         13,468          13,598          13,846
 04/30/1991          13,605         13,619          13,753          13,977
 05/31/1991          13,706         13,711          13,849          14,062
 06/30/1991          13,788         13,785          13,927          14,119
 07/31/1991          13,936         13,924          14,070          14,242
 08/31/1991          14,130         14,110          14,260          14,437
 09/30/1991          14,309         14,280          14,436          14,593
 10/31/1991          14,428         14,390          14,550          14,750
 11/30/1991          14,578         14,531          14,695          14,903
 12/31/1991          14,817         14,761          14,930          15,131
 01/31/1992          14,824         14,759          14,932          15,107
 02/29/1992          14,893         14,818          14,995          15,160
 03/31/1992          14,895         14,813          14,992          15,154
 04/30/1992          14,995         14,903          15,086          15,293
 05/31/1992          15,142         15,040          15,228          15,432
 06/30/1992          15,279         15,166          15,359          15,590
 07/31/1992          15,476         15,353          15,551          15,765
 08/31/1992          15,573         15,440          15,643          15,903
 09/30/1992          15,723         15,579          15,786          16,055
 10/31/1992          15,723         15,568          15,780          15,959
 11/30/1992          15,726         15,562          15,777          15,933
 12/31/1992          15,885         15,710          15,930          16,084
 01/31/1993          16,029         15,842          16,067          16,251
 02/28/1993          16,213         16,015          16,245          16,390
 03/31/1993          16,299         16,090          16,325          16,439
 04/30/1993          16,371         16,151          16,390          16,541
 05/31/1993          16,384         16,154          16,397          16,495
 06/30/1993          16,541         16,300          16,548          16,616
 07/31/1993          16,593         16,339          16,591          16,655
 08/31/1993          16,749         16,483          16,740          16,800
 09/30/1993          16,807         16,530          16,792          16,855
 10/31/1993          16,917         16,628          16,894          16,888
 11/30/1993          16,927         16,628          16,898          16,892
 12/31/1993          17,040         16,728          17,002          16,954
 01/31/1994          17,127         16,801          17,081          17,063
 02/28/1994          17,047         16,714          16,995          16,954
 03/31/1994          16,966         16,624          16,907          16,870
 04/30/1994          16,904         16,552          16,838          16,810
 05/31/1994          16,878         16,517          16,806          16,834
 06/30/1994          16,907         16,546          16,827          16,884
 07/31/1994          17,057         16,693          16,970          17,029
 08/31/1994          17,124         16,758          17,028          17,089
 09/30/1994          17,091         16,726          16,989          17,050
 10/31/1994          17,083         16,718          16,974          17,088
 11/30/1994          17,080         16,714          16,964          17,012
 12/31/1994          17,064         16,699          16,942          17,050
 01/31/1995          17,216         16,848          17,086          17,288
 02/28/1995          17,426         17,053          17,287          17,525
 03/31/1995          17,491         17,117          17,344          17,623
 04/30/1995          17,704         17,325          17,547          17,780
 05/31/1995          18,019         17,634          17,852          18,091
 06/30/1995          18,106         17,718          17,931          18,188
 07/31/1995          18,106         17,718          17,924          18,263
 08/31/1995          18,296         17,904          18,105          18,372
 09/30/1995          18,453         18,058          18,253          18,461
 10/31/1995          18,584         18,187          18,376          18,617
 11/30/1995          18,794         18,392          18,576          18,782
 12/31/1995          19,010         18,604          18,782          18,926
 01/31/1996          19,143         18,734          18,906          19,087
 02/29/1996          19,013         18,607          18,770          19,006
 03/31/1996          18,998         18,592          18,747          18,989
 04/30/1996          18,998         18,592          18,740          19,005
 05/31/1996          19,009         18,603          18,744          19,044
 06/30/1996          19,196         18,785          18,920          19,181
 07/31/1996          19,253         18,841          18,969          19,256
 08/31/1996          19,342         18,928          19,047          19,323
 09/30/1996          19,609         19,189          19,302          19,498
 10/31/1996          19,883         19,458          19,565          19,717
 11/30/1996          20,144         19,713          19,813          19,868
 12/31/1996          20,081         19,652          19,744          19,868
 01/31/1997          20,242         19,809          19,896          19,962
 02/28/1997          20,317         19,882          19,961          20,007
 03/31/1997          20,227         19,795          19,866          20,000
 04/30/1997          20,466         20,028          20,092          20,163
 05/31/1997          20,630         20,189          20,245          20,301
 06/30/1997          20,784         20,340          20,388          20,440
 07/31/1997          21,113         20,661          20,700          20,665
 08/31/1997          21,094         20,643          20,671          20,684
 09/30/1997          21,271         20,816          20,837          20,841
 10/31/1997          21,420         20,962          20,976          20,996
 11/30/1997          21,476         21,016          21,029          21,047
 12/31/1997          21,632         21,170          21,176          21,191
 01/31/1998          21,790         21,324          21,320          21,396
 02/28/1998          21,858         21,390          21,378          21,415
 03/31/1998          21,943         21,474          21,452          21,502
 04/30/1998          22,055         21,583          21,553          21,603
 05/31/1998          22,187         21,713          21,674          21,718
 06/30/1998          22,234         21,759          21,709          21,831
 07/31/1998          22,332         21,854          21,793          21,933
 08/31/1998          22,412         21,933          21,863          22,209
 09/30/1998          22,860         22,372          22,291          22,503
 10/31/1998          22,817         22,329          22,240          22,613
 11/30/1998          22,942         22,452          22,354          22,594
 12/31/1998          23,075         22,582          22,472          22,673
 01/31/1999          23,170         22,675          22,555          22,763
 02/28/1999          23,040         22,548          22,420          22,652
 03/31/1999          23,229         22,733          22,595          22,810
 04/30/1999          23,343         22,844          22,694          22,883
 05/31/1999          23,261         22,764          22,606          22,868
 06/30/1999          23,266         22,769          22,599          22,940
 07/31/1999          23,259         22,762          22,583          23,012
 08/31/1999          23,266         22,769          22,581          23,079
 09/30/1999          23,431         22,930          22,732          23,229
 10/31/1999          23,520         23,017          22,809          23,291
 11/30/1999          23,612         23,107          22,889          23,335
 12/31/1999          23,647         23,142          22,914          23,368
 01/31/2000          23,610         23,105          22,871          23,359
 02/29/2000          23,772         23,264          23,020          23,515
 03/31/2000          23,939         23,427          23,169          23,661
 04/30/2000          23,984         23,472          23,204          23,722
 05/31/2000          24,049         23,535          23,257          23,820
 06/30/2000          24,331         23,810          23,520          24,067
 07/31/2000          24,469         23,946          23,645          24,219
 08/31/2000          24,733         24,205          23,891          24,398
 09/30/2000          24,850         24,318          23,993          24,573

* Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. See page 28 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                               29%
--------------------------------------------------------------------------------
1-5 years                                                                    58%
--------------------------------------------------------------------------------
5-10 years                                                                   13%
--------------------------------------------------------------------------------
Duration:                                                              1.9 years
--------------------------------------------------------------------------------

Sector Breakdown
--------------------------------------------------------------------------------
Corporate Bonds & Notes                                                    47.2%
--------------------------------------------------------------------------------
Mortgage-Backed Securities                                                 33.2%
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                                   7.7%
--------------------------------------------------------------------------------
Other                                                                      11.9%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                        40.8%
--------------------------------------------------------------------------------
AA                                                                          8.0%
--------------------------------------------------------------------------------
A                                                                          25.8%
--------------------------------------------------------------------------------
BBB                                                                        20.7%
--------------------------------------------------------------------------------
BB                                                                          4.2%
--------------------------------------------------------------------------------
B                                                                           0.5%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class A shares returned 3.79%, underperforming the Merrill Lynch 1-3 Year Treasury Index, which returned 3.85%. The Fund also outperformed its Lipper Average, which returned 3.71%. Over the longer term, the Fund continues to outperform both its Lipper Average and its benchmark over the 5-, 10-year and since inception periods ended September 30, 2000.

     Over the past year six months, the Federal Reserve discontinued its tightening policy by mid-summer as evidence surfaced that the U.S. economy was slowing. Intermediate rates fell, causing the long end of the yield curve to revert to a positive slope, amid optimism that rate fears are over. Oil prices continue to rise to their highest levels in a decade raising fears about accelerating inflation, but the Fed remained on hold due to continued signs of slowing growth. Higher yielding mortgages, investment-grade corporates and emerging market bonds outperformed Treasuries.

     The Fund's position in high grade corporate debt enhanced performance over the past six months as economic growth and corporate issuance continued to slow. In addition, our allocation to mortgage-backed securities, especially AAA/AA issues, benefited from Treasury scarcity and strong demand for high quality short-term holdings. Selective emerging market investments contributed to performance as fundamentals in a broad set of countries continued to improve.

     The portfolio's above-index average duration (sensitivity to changes in interest rates) over the past six months slightly helped returns as interest rate fears subsided. A small weight in below-investment-grade securities and the euro hurt performance due to cash outflows amid concerns about deteriorating credit quality and a preference for dollars over euros as evidence of a global slowdown made investors cautious.

     We believe the economy will continue to slow moderately, but the central bank will also refrain from easing to avoid igniting inflation in the stock and housing markets. Growth should moderate worldwide due to recent monetary tightening and higher oil prices. Inflation should creep slightly higher in the face of wage pressures and escalating energy costs. An over-leveraged private sector combined with public budget surpluses should continue to cause lower quality corporate bonds to deteriorate.

     Strategically, we expect to keep the duration of the Fund in line with the benchmark due to the unlikely event of intermediate rates falling further. In addition, we anticipate maintaining a broad maturity structure, with exposure to both shorter- and longer-term instruments, in order to capture value across the yield curve. Mortgage-backed securities will continue to be favored over investment-grade corporate credits because of their higher quality and attractive yields.

September 30, 2000

PIMCO Money Market Fund

OBJECTIVE:

Maximum current income, consistent with preservation of capital and daily liquidity.

PORTFOLIO:

Primarily money market instruments.


DURATION RANGE:

Less than or equal to 90 days

FUND INCEPTION DATE:

3/01/91

TOTAL NET ASSETS:

$355.3 million

PORTFOLIO MANAGER:

Leslie Barbi

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------
Average Annual Total Return     For periods ended  9/30/00

               A Shares     B Shares    C Shares   Lipper Money    Salomon
                                                   Market Fund     3 Mo. T-Bill
                                                   Average         Index
--------------------------------------------------------------------------------
1 year         5.65%        4.74%       5.68%      5.89%           5.62%
3 years        5.07%        4.21%       5.12%      5.40%           5.15%
5 years        5.13%        4.25%       5.17%      5.38%           5.21%
Inception      4.55%        3.65%       4.57%        --              --

Change in Value $10,000 invested at the
Fund's inception

                                    [GRAPH]

                     PIMCO           PIMCO          PIMCO             Salomon
                  Money Market   Money Market    Money Market   3-Month Treasury
                       A               B              C             Bill Index
--------------------------------------------------------------------------------
  02/28/1991          10,000         10,000          10,000            10,000
  03/31/1991          10,048         10,041          10,048            10,052
  04/30/1991          10,096         10,081          10,096            10,100
  05/31/1991          10,146         10,122          10,146            10,149
  06/30/1991          10,189         10,158          10,189            10,195
  07/31/1991          10,234         10,196          10,234            10,244
  08/31/1991          10,280         10,233          10,280            10,293
  09/30/1991          10,322         10,267          10,322            10,338
  10/31/1991          10,363         10,299          10,363            10,383
  11/30/1991          10,402         10,330          10,402            10,425
  12/31/1991          10,451         10,370          10,451            10,463
  01/31/1992          10,485         10,396          10,485            10,500
  02/29/1992          10,515         10,418          10,515            10,533
  03/31/1992          10,546         10,441          10,546            10,568
  04/30/1992          10,577         10,463          10,577            10,602
  05/31/1992          10,606         10,484          10,606            10,637
  06/30/1992          10,635         10,503          10,635            10,669
  07/31/1992          10,664         10,523          10,664            10,701
  08/31/1992          10,688         10,539          10,688            10,731
  09/30/1992          10,712         10,554          10,712            10,758
  10/31/1992          10,735         10,570          10,735            10,785
  11/30/1992          10,758         10,584          10,758            10,812
  12/31/1992          10,785         10,602          10,785            10,841
  01/31/1993          10,806         10,615          10,806            10,870
  02/28/1993          10,827         10,629          10,827            10,895
  03/31/1993          10,852         10,645          10,852            10,922
  04/30/1993          10,874         10,659          10,874            10,949
  05/31/1993          10,893         10,671          10,893            10,976
  06/30/1993          10,917         10,687          10,917            11,003
  07/31/1993          10,940         10,701          10,940            11,032
  08/31/1993          10,964         10,717          10,964            11,061
  09/30/1993          10,987         10,730          10,987            11,088
  10/31/1993          11,011         10,746          11,011            11,117
  11/30/1993          11,036         10,762          11,036            11,145
  12/31/1993          11,059         10,776          11,059            11,174
  01/31/1994          11,083         10,791          11,083            11,203
  02/28/1994          11,104         10,805          11,104            11,230
  03/31/1994          11,130         10,821          11,130            11,261
  04/30/1994          11,155         10,838          11,155            11,295
  05/31/1994          11,186         10,860          11,186            11,332
  06/30/1994          11,219         10,884          11,219            11,371
  07/31/1994          11,253         10,908          11,253            11,412
  08/31/1994          11,293         10,938          11,293            11,454
  09/30/1994          11,330         10,966          11,330            11,497
  10/31/1994          11,372         10,997          11,372            11,544
  11/30/1994          11,417         11,032          11,417            11,592
  12/31/1994          11,466         11,070          11,466            11,645
  01/31/1995          11,520         11,113          11,520            11,699
  02/28/1995          11,568         11,152          11,568            11,750
  03/31/1995          11,620         11,195          11,620            11,808
  04/30/1995          11,669         11,234          11,669            11,865
  05/31/1995          11,726         11,281          11,726            11,923
  06/30/1995          11,779         11,324          11,779            11,979
  07/31/1995          11,832         11,366          11,832            12,036
  08/31/1995          11,884         11,408          11,884            12,093
  09/30/1995          11,933         11,445          11,933            12,147
  10/31/1995          11,986         11,489          11,986            12,203
  11/30/1995          12,073         11,562          12,073            12,257
  12/31/1995          12,131         11,609          12,131            12,313
  01/31/1996          12,184         11,650          12,184            12,369
  02/29/1996          12,234         11,690          12,234            12,419
  03/31/1996          12,283         11,729          12,283            12,472
  04/30/1996          12,333         11,769          12,333            12,523
  05/31/1996          12,389         11,812          12,389            12,577
  06/30/1996          12,433         11,846          12,433            12,629
  07/31/1996          12,484         11,885          12,484            12,684
  08/31/1996          12,540         11,931          12,540            12,740
  09/30/1996          12,588         11,966          12,588            12,794
  10/31/1996          12,638         12,006          12,638            12,851
  11/30/1996          12,689         12,044          12,689            12,905
  12/31/1996          12,738         12,083          12,738            12,960
  01/31/1997          12,791         12,124          12,791            13,016
  02/28/1997          12,837         12,160          12,838            13,067
  03/31/1997          12,885         12,199          12,887            13,124
  04/30/1997          12,938         12,241          12,940            13,181
  05/31/1997          12,995         12,286          12,998            13,239
  06/30/1997          13,046         12,327          13,050            13,294
  07/31/1997          13,101         12,368          13,105            13,351
  08/31/1997          13,160         12,414          13,162            13,409
  09/30/1997          13,211         12,455          13,215            13,465
  10/31/1997          13,270         12,500          13,274            13,524
  11/30/1997          13,321         12,540          13,326            13,581
  12/31/1997          13,381         12,586          13,386            13,639
  01/31/1998          13,438         12,632          13,444            13,699
  02/28/1998          13,489         12,671          13,496            13,754
  03/31/1998          13,543         12,722          13,551            13,815
  04/30/1998          13,599         12,774          13,607            13,873
  05/31/1998          13,656         12,827          13,666            13,932
  06/30/1998          13,712         12,880          13,722            13,990
  07/31/1998          13,770         12,934          13,782            14,048
  08/31/1998          13,825         12,986          13,837            14,109
  09/30/1998          13,881         13,039          13,894            14,167
  10/31/1998          13,934         13,089          13,952            14,223
  11/30/1998          13,987         13,138          14,004            14,276
  12/31/1998          14,046         13,194          14,064            14,329
  01/31/1999          14,094         13,238          14,112            14,382
  02/28/1999          14,139         13,281          14,158            14,431
  03/31/1999          14,188         13,327          14,209            14,485
  04/30/1999          14,242         13,378          14,263            14,539
  05/31/1999          14,290         13,423          14,312            14,594
  06/30/1999          14,341         13,470          14,362            14,648
  07/31/1999          14,396         13,523          14,418            14,705
  08/31/1999          14,450         13,573          14,473            14,764
  09/30/1999          14,506         13,626          14,529            14,822
  10/31/1999          14,566         13,682          14,589            14,883
  11/30/1999          14,624         13,736          14,647            14,942
  12/31/1999          14,694         13,802          14,717            15,006
  01/31/2000          14,754         13,859          14,779            15,072
  02/29/2000          14,815         13,916          14,841            15,137
  03/31/2000          14,886         13,983          14,914            15,208
  04/30/2000          14,947         14,040          14,975            15,280
  05/31/2000          15,017         14,106          15,046            15,355
  06/30/2000          15,095         14,179          15,124            15,427
  07/31/2000          15,168         14,247          15,196            15,501
  08/31/2000          15,247         14,321          15,277            15,578
  09/30/2000          15,324         14,394          15,355            15,656

* Past performance is no guarantee of future results. An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yield quotations more closely reflect the current earnings of the Fund than the total return quotations. Yields are calculated in accordance with the current Securities and Exchange Commission regulations. We will no longer compare the Fund to the Lipper Money Market Index since the Lipper Money Market Index is not a Money Market Index. See page 28 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                              100%
--------------------------------------------------------------------------------
Duration:                                                              47.5 days
--------------------------------------------------------------------------------

Sector Breakdown
--------------------------------------------------------------------------------
Short-Term Instruments                                                     58.3%
--------------------------------------------------------------------------------
Corporate Bonds & Notes                                                    41.7%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                        38.3%
--------------------------------------------------------------------------------
AA                                                                         59.5%
--------------------------------------------------------------------------------
A                                                                           2.2%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

PIMCO Money Market Fund seeks current income consistent with capital preservation and liquidity through investment in short-term, fixed-income securities.

     The Money Market Fund's Class A shares returned 2.95% for the six-months ended September 30, 2000, slightly outperforming its benchmark, the Salomon 3-Month T-Bill Index, which returned 2.94% for the period. The average coupon for the Fund's Class A shares was 6.58% as of September 30, 2000.

     The Fund, which has an AA+ money market fund rating by Moody's Investors Service, emphasizes high quality commercial paper, shorter-term Agency and high quality corporate debt issues because of their strong liquidity, attractive yields and limited credit risk. Yields for high quality three-month commercial paper and short maturity corporates narrowed, boosting relative performance.

     Looking ahead, the Fund's manager expects to continue to emphasize liquid, high-quality commercial paper, which offer higher yields than Treasuries with minimal additional risk. High-quality, short-maturity corporates will also maintain their allocation within the portfolio in an attempt to improve portfolio yield while minimizing interest rate and credit risk. In addition, the manager anticipates continuing to have an average maturity of 45 days, as the additional yield obtained from holding longer maturities does not warrant the extra risk.

PIMCO Municipal Bond Fund

OBJECTIVE:

High current income exempt from federal income tax, consistent with preservation of capital.

PORTFOLIO:

Investment grade municipal bonds.

DURATION RANGE:

3-10 years

FUND INCEPTION DATE:

12/31/97

TOTAL NET ASSETS:

$56.2 million

PORTFOLIO MANAGER:

Mark McCray

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return For periods ended 9/30/00
             A Shares            B Shares          C Shares
                                                               Lipper Gen. Muni.   Lehman Bros. Gen.
                       Adjusted           Adjusted Adjusted    Debt. Fund Avg.     Muni. Bond Index
----------------------------------------------------------------------------------------------------
1 year       5.41%     2.25%     4.63%      -0.37%   -3.90%      4.74%               6.18%
Inception    2.93%     1.80%     2.16%       1.14%    2.42%        --                  --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                  PIMCO            PIMCO            PIMCO       Lehman Brothers
              Municipal Bond  Municipal Bond   Municipal Bond  General Municipal
                    A                B                C            Bond Index
--------------------------------------------------------------------------------
  12/31/1997        9,700           10,000           10,000            10,000
  01/31/1998        9,812           10,108           10,110            10,103
  02/28/1998        9,763           10,052           10,056            10,106
  03/31/1998        9,768           10,051           10,057            10,115
  04/30/1998        9,700            9,976            9,984            10,070
  05/31/1998        9,890           10,164           10,174            10,229
  06/30/1998        9,921           10,188           10,201            10,269
  07/31/1998        9,928           10,189           10,205            10,294
  08/31/1998       10,109           10,369           10,388            10,454
  09/30/1998       10,242           10,499           10,520            10,585
  10/31/1998       10,218           10,467           10,491            10,585
  11/30/1998       10,242           10,485           10,511            10,622
  12/31/1998       10,251           10,487           10,516            10,648
  01/31/1999       10,384           10,617           10,648            10,775
  02/28/1999       10,316           10,541           10,572            10,727
  03/31/1999       10,322           10,541           10,575            10,742
  04/30/1999       10,338           10,551           10,587            10,769
  05/31/1999       10,260           10,465           10,503            10,707
  06/30/1999       10,070           10,264           10,303            10,553
  07/31/1999       10,088           10,275           10,316            10,591
  08/31/1999        9,979           10,158           10,201            10,506
  09/30/1999        9,963           10,136           10,180            10,510
  10/31/1999        9,833            9,997           10,043            10,397
  11/30/1999        9,932           10,092           10,140            10,507
  12/31/1999        9,837            9,988           10,039            10,428
  01/31/2000        9,778            9,922            9,975            10,383
  02/29/2000        9,878           10,018           10,074            10,504
  03/31/2000       10,101           10,237           10,295            10,734
  04/30/2000       10,049           10,178           10,239            10,670
  05/31/2000       10,002           10,124           10,186            10,615
  06/30/2000       10,227           10,345           10,411            10,896
  07/31/2000       10,351           10,464           10,533            11,048
  08/31/2000       10,512           10,621           10,693            11,218
  09/30/2000       10,503           10,316           10,679            11,159

* Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. These returns represent the blended performance of the Fund's retail class shares (for the period from 4/1/98) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in April 1998. Income from the Fund may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax. See page 28 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                                3%
--------------------------------------------------------------------------------
1-5 years                                                                    24%
--------------------------------------------------------------------------------
5-10 years                                                                   31%
--------------------------------------------------------------------------------
10-20 years                                                                  27%
--------------------------------------------------------------------------------
20-30 years                                                                  15%
--------------------------------------------------------------------------------
Duration:                                                              7.3 years
--------------------------------------------------------------------------------

Regional Breakdown
--------------------------------------------------------------------------------
California                                                                 15.9%
--------------------------------------------------------------------------------
New Jersey                                                                 10.2%
--------------------------------------------------------------------------------
New York                                                                    9.8%
--------------------------------------------------------------------------------
Texas                                                                       7.1%
--------------------------------------------------------------------------------
Colorado                                                                    7.0%
--------------------------------------------------------------------------------
Utah                                                                        6.8%
--------------------------------------------------------------------------------
Massachusetts                                                               6.8%
--------------------------------------------------------------------------------
Arizona                                                                     6.4%
--------------------------------------------------------------------------------
Other States                                                               30.0%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                        38.8%
--------------------------------------------------------------------------------
AA                                                                         16.7%
--------------------------------------------------------------------------------
A                                                                          18.9%
--------------------------------------------------------------------------------
BBB                                                                        15.8%
--------------------------------------------------------------------------------
BB                                                                          9.8%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class A shares returned 3.98%, outperforming the Lipper Average, which returned 3.39%. Over the same time period, the Fund just about matched the performance of its benchmark, the Lehman General Municipal Index, which returned 3.97%. Looking longer term, the Fund outperformed its Lipper Average over the 1-year and since inception periods ended September 30, 2000.

     The Federal Reserve lifted short-term interest rates by 50 basis points at their May meeting, bringing its total tightening tally for this cycle to six, as concern remained that inflationary pressures were building. Supporting the concern, oil prices surged to their highest level in a decade. But the cumulative impact of 175 basis points of tightening began to slow the economy, as signs emerged that consumer and investment spending was slowing and that the housing sector was cooling.

     Municipal bonds, supported by strong surpluses at the state and local level, rallied along with other higher quality sectors of the bond market, such as Treasuries and mortgage-backed securities. In fact, on a tax-adjusted basis municipal bonds actually modestly outperformed broad investment-grade taxable debt sectors during the third quarter.

     Our overweight position in intermediate-maturity municipal bonds boosted returns as these yields fell the most during the period. Holdings of bonds priced at a discount by the market also improved returns as these issues had superior price performance as the overall municipal market rallied. In particular, the Fund's allocations to specific issues within the hospital and housing sectors enhanced performance. However, our conservative below-benchmark duration exposure during the third quarter held back relative performance.

     Looking ahead, we expect growth will continue to moderate worldwide. We also expect inflation to creep higher in the face of continued wage pressures and escalating energy costs. More Fed tightening is unlikely now that U.S. growth is slowing, but the central bank will also refrain from easing to avoid igniting inflation. A focus on quality will continue to be critical for superior performance as credit deterioration continues.

     As a result, we anticipate continuing our high quality focus, targeting an average credit quality of AA. We expect to maintain an overweight position in intermediate maturities because they currently offer yields close to those of longer maturities with less interest rate risk. Duration may be moved closer to the benchmark as we expect municipal yields to remain relatively stable in the near term.

September 30, 2000

PIMCO NY Municipal Bond Fund

OBJECTIVE:

Seek high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective.

PORTFOLIO:

Primarily intermediate maturity municipal securities (exempt from federal and New York income tax).

DURATION RANGE:

3-12 years

FUND INCEPTION DATE:

8/31/99

TOTAL NET ASSETS:

$3.2 million

PORTFOLIO MANAGER:

Mark McCray

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return    For periods ended 9/30/00

               A Shares            Lipper New York   Lehman Bros.    Lehman Bros.
                                   Interm. Muni      N.Y. Insured    Interm. N.Y.
                                   Debt Fund         Muni.           Insured
                          Adjust   Average           Bond Index      Muni. Bond Index
-------------------------------------------------------------------------------------
1 year         6.18%      2.99%    5.22%             6.79%           5.79%
Inception      6.06%      3.11%    --                --              --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                      PIMCO             Lehman Brothers       Lehman Brothers
                NY Municipal Bond   Intermediate NY Insured     NY Insured
                        A                Municipal Bond       Municipal Bond
                                             Index                 Index
--------------------------------------------------------------------------------
  08/31/1999          9,700                  10,000             10,000
  09/30/1999          9,735                  10,031              9,987
  10/31/1999          9,655                   9,983              9,848
  11/30/1999          9,740                  10,062              9,986
  12/31/1999          9,701                  10,019              9,883
  01/31/2000          9,653                   9,983              9,826
  02/29/2000          9,712                  10,037              9,973
  03/31/2000          9,866                  10,183             10,227
  04/30/2000          9,807                  10,146             10,128
  05/31/2000          9,770                  10,116             10,080
  06/30/2000         10,006                  10,363             10,407
  07/31/2000         10,117                  10,499             10,545
  08/31/2000         10,321                  10,652             10,731
  09/30/2000         10,337                  10,612             10,665

* Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. These returns represent the blended performance of the Fund's retail class shares (for the period from 10/31/99) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in October 1999. Income from the Fund may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax. We will no longer compare the Fund to the Lehman Brothers Intermediate New York Insured Municipal Bond Index since the Lehman Brothers Intermediate New York Insured Municipal Bond Index is not a comparable New York Municipal index. See page 28 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                              25%
--------------------------------------------------------------------------------
1-5 years                                                                   10%
--------------------------------------------------------------------------------
5-10 years                                                                  49%
--------------------------------------------------------------------------------
10-20 years                                                                 13%
--------------------------------------------------------------------------------
20-30 years                                                                  3%
--------------------------------------------------------------------------------
Duration:                                                             4.5 years
--------------------------------------------------------------------------------

Regional Breakdown
--------------------------------------------------------------------------------
New York                                                                  98.6%
--------------------------------------------------------------------------------
Other                                                                      1.4%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                       70.5%
--------------------------------------------------------------------------------
AA                                                                        14.0%
--------------------------------------------------------------------------------
A                                                                         10.8%
--------------------------------------------------------------------------------
BBB                                                                        4.7%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class A shares returned 4.77%, outperforming the Lipper Average, which returned 3.58%. Over the same time period, the Fund slightly outperformed its benchmark, the Lehman New York Insured Municipal Index, which returned 4.29%. Looking longer term, the Fund outperformed the Lipper Average over the one-year and since inception periods ended September 30, 2000.

     The Federal Reserve lifted short-term interest rates by 50 basis points at their May meeting, bringing its total tightening tally for this cycle to six, as concern remained that inflationary pressures were building. Supporting this concern, oil prices surged to their highest level in a decade. But the cumulative impact of 175 basis points of tightening began to slow the economy, as signs emerged that consumer and investment spending was slowing and that the housing sector was cooling.

     New York municipal bonds rallied along with those in other higher quality areas of the bond market as strong retail demand and reduced new issuance propelled yields lower.

     Our overweight position in intermediate-maturity New York issues boosted returns as yields in this area of the curve decreased the most due to strong retail demand. Portfolio yield was also enhanced through the use of non-insured, higher quality revenue and local general obligation bonds. The Fund's duration generally was kept below that of the benchmark, which detracted from relative returns as long-maturity municipal yields also fell over the past six months.

     Looking ahead, we expect growth will continue to moderate worldwide. We also expect inflation to creep higher in the face of continued wage pressures and escalating energy costs. More Fed tightening is unlikely now that U.S. growth is slowing, but the central bank will also refrain from easing to avoid igniting inflation. A focus on quality will continue to be critical for superior performance as credit deterioration continues.

     As a result, we anticipate continuing our high quality focus, targeting an average credit quality of AAA and limiting below-investment-grade exposure to a very small allocation where we see value. We expect to maintain an overweight position in intermediate maturities, which offer compelling value today and retail demand in this area should be strong. Duration may be moved closer to the benchmark as we expect municipal yields to remain relatively stable in the near term.

PIMCO Real Return Bond Fund

September 30, 2000

OBJECTIVE:
Maximum real return, consistent with preservation of real capital and prudent investment management.

PORTFOLIO:
Primarily inflation-indexed bonds.

FUND INCEPTION DATE:
1/29/97

TOTAL NET ASSETS:
$537.9 million

PORTFOLIO MANAGER:
John Brynjolfsson

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return For periods ended 9/30/00

             A Shares          B Shares          C Shares   Lipper Short   Lehman Bros.
                                                            U.S. Govt.     Inflation Linked
                     Adjusted          Adjusted  Adjusted   Fund Avg.      Treas. Index
---------------------------------------------------------------------------------------------
1 year       9.59%   6.30%     8.79%   3.79%     8.05%      5.68%          9.05%
3 years      6.84%   5.76%     6.07%   5.17%     6.32%      4.88%          5.49%
Inception    6.27%   5.39%     5.50%   4.79%     5.74%        --             --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                      PIMCO               PIMCO               PIMCO           Lehman Brothers
                 Real Return Bond   Real Return Bond     Real Return Bond    Inflation Linked
                        A                   B                   C             Treasury Index
----------------------------------------------------------------------------------------------
  01/31/1997         9,700               10,000              10,000               10,000
  02/28/1997         9,735               10,029              10,032               10,033
  03/31/1997         9,651                9,927               9,928                9,896
  04/30/1997         9,698                9,978               9,977                9,956
  05/31/1997         9,750               10,028              10,027               10,010
  06/30/1997         9,726                9,997               9,996                9,978
  07/31/1997         9,841               10,110              10,108               10,072
  08/31/1997         9,858               10,121              10,124               10,103
  09/30/1997         9,874               10,131              10,142               10,123
  10/31/1997         9,995               10,249              10,263               10,227
  11/30/1997        10,044               10,293              10,309               10,284
  12/31/1997         9,989               10,230              10,249               10,241
  01/31/1998        10,044               10,280              10,301               10,291
  02/28/1998        10,030               10,260              10,282               10,282
  03/31/1998        10,047               10,274              10,298               10,277
  04/30/1998        10,097               10,318              10,344               10,315
  05/31/1998        10,135               10,350              10,379               10,388
  06/30/1998        10,167               10,376              10,407               10,414
  07/31/1998        10,242               10,446              10,479               10,463
  08/31/1998        10,246               10,444              10,479               10,486
  09/30/1998        10,481               10,676              10,715               10,697
  10/31/1998        10,533               10,722              10,763               10,721
  11/30/1998        10,514               10,697              10,739               10,710
  12/31/1998        10,466               10,640              10,685               10,646
  01/31/1999        10,617               10,787              10,834               10,769
  02/28/1999        10,589               10,752              10,802               10,693
  03/31/1999        10,649               10,806              10,859               10,689
  04/30/1999        10,822               10,973              11,029               10,760
  05/31/1999        10,897               11,043              11,101               10,834
  06/30/1999        10,879               11,018              11,079               10,841
  07/31/1999        10,894               11,029              11,090               10,835
  08/31/1999        10,947               11,075              11,139               10,854
  09/30/1999        10,989               11,111              11,178               10,896
  10/31/1999        11,007               11,122              11,191               10,918
  11/30/1999        11,088               11,198              11,269               10,984
  12/31/1999        11,021               11,122              11,195               10,896
  01/31/2000        11,084               11,178              11,254               10,945
  02/29/2000        11,161               11,250              11,329               11,047
  03/31/2000        11,494               11,578              11,662               11,369
  04/30/2000        11,636               11,715              11,802               11,520
  05/31/2000        11,600               11,672              11,760               11,490
  06/30/2000        11,751               11,816              11,909               11,635
  07/31/2000        11,840               11,899              11,994               11,734
  08/31/2000        11,949               12,000              12,099               11,821
  09/30/2000        12,044               11,795              12,189               11,883

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 28 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1-5 years                                                                     0%
--------------------------------------------------------------------------------
5-10 years                                                                   73%
--------------------------------------------------------------------------------
10-20 years                                                                   5%
--------------------------------------------------------------------------------
20-30 years                                                                  22%
--------------------------------------------------------------------------------
Duration:                                                              2.0 years
--------------------------------------------------------------------------------

Sector Breakdown
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                                  62.4%
--------------------------------------------------------------------------------
Corporate Bonds & Notes                                                    24.3%
--------------------------------------------------------------------------------
Short-Term Instruments                                                      6.7%
--------------------------------------------------------------------------------
Other                                                                       6.6%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                        68.5%
--------------------------------------------------------------------------------
AA                                                                          5.3%
--------------------------------------------------------------------------------
A                                                                          12.2%
--------------------------------------------------------------------------------
BBB                                                                        10.9%
--------------------------------------------------------------------------------
BB                                                                          2.6%
--------------------------------------------------------------------------------
B                                                                           0.5%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class A shares returned 4.78%, outperforming the Lipper Average, which returned 3.63%, and the benchmark, the Lehman Inflation-Linked Index, which returned 4.52%. Looking longer term, the Fund outperformed both the Lipper Average and the benchmark over the 1-, 3-year and since inception periods ended September 30, 2000.

     The Federal Reserve lifted short-term interest rates by 50 basis points at their May meeting, bringing its total tightening tally for this cycle to six, as concern remained that inflationary pressures were building. Supporting the concern, oil prices surged to their highest level in a decade. But the cumulative impact of 175 basis points of tightening began to slow the economy, as signs emerged that consumer and investment spending was slowing and that the housing sector was cooling. In this environment, Treasury Inflation Protected Securities performed well as investors looked for a hedge against higher prices.

     The Fund's continued concentration in Treasury Inflation Protection Securities (TIPS) boosted returns over the past six months as these securities outperformed other bonds due to mounting inflation fears. A modest above benchmark duration improved results as real yield fell across short and intermediate maturities. An overweighting in intermediate real return bonds enhanced returns as these yields dropped while long-term real yields rose.

     Looking ahead, we expect growth will continue to moderate worldwide. We also expect inflation to creep higher in the face of continued wage pressures and escalating energy costs. More Fed tightening is unlikely now that U.S. growth is slowing, but the central bank will also refrain from easing to avoid igniting inflation. As a result, real return bonds continue to remain attractive, as they will benefit from slower growth and higher inflation adjustments.

     We anticipate continuing to emphasize TIPS as their real yield ranks highly among entire fixed income market. The effective duration of the Fund will be targeted modestly above the benchmark, and intermediate maturities may be slightly overweighted to take advantage of higher real yields and inflation adjustments.

PIMCO Short-Term Fund

September 30, 2000

OBJECTIVE:
Maximum current income, consistent with preservation of capital and daily liquidity.

PORTFOLIO:
Primarily short-term investment grade bonds.

DURATION RANGE:
0-1 year

FUND INCEPTION DATE:
10/07/87

TOTAL NET ASSETS:
$690.9 million

PORTFOLIO MANAGER:
Paul McCulley


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return For periods ended 9/30/00

             A Shares          B Shares          C Shares   Lipper Ultra-  Salomon
                                                            Short Oblig.   3 Mo. T Bill
                     Adjusted          Adjusted  Adjusted   Fund Avg.      Index
---------------------------------------------------------------------------------------------
   1 year     6.12%  4.00%     5.34%   0.34%     4.80%      6.02%          5.62%
   5 years    6.02%  5.59%     5.27%   4.94%     5.71%      5.61%          5.21%
   10 years   5.47%  5.26%     4.93%   4.93%     5.16%      5.47%          4.89%
   Inception  6.01%  5.85%     5.58%   5.58%     5.70%       --             --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                    PIMCO            PIMCO            PIMCO           Salomon
                 Short-Term       Short-Term       Short-Term   3-Month Treasury
                      A                B                C           Bill Index
--------------------------------------------------------------------------------
 10/31/1987          9,800           10,000           10,000           10,000
 11/30/1987          9,855           10,049           10,053           10,051
 12/31/1987          9,912           10,100           10,108           10,099
 01/31/1988          9,976           10,160           10,172           10,148
 02/29/1988         10,015           10,193           10,209           10,194
 03/31/1988         10,067           10,240           10,260           10,244
 04/30/1988         10,120           10,287           10,311           10,294
 05/31/1988         10,173           10,336           10,364           10,347
 06/30/1988         10,228           10,385           10,416           10,401
 07/31/1988         10,277           10,429           10,464           10,460
 08/31/1988         10,340           10,486           10,526           10,520
 09/30/1988         10,405           10,546           10,589           10,583
 10/31/1988         10,494           10,628           10,676           10,648
 11/30/1988         10,561           10,690           10,742           10,715
 12/31/1988         10,620           10,743           10,799           10,785
 01/31/1989         10,693           10,811           10,871           10,858
 02/28/1989         10,766           10,878           10,943           10,934
 03/31/1989         10,858           10,963           11,033           11,013
 04/30/1989         10,937           11,036           11,111           11,095
 05/31/1989         11,033           11,127           11,207           11,179
 06/30/1989         11,114           11,201           11,285           11,257
 07/31/1989         11,205           11,286           11,374           11,336
 08/31/1989         11,262           11,335           11,429           11,413
 09/30/1989         11,336           11,403           11,502           11,487
 10/31/1989         11,439           11,500           11,603           11,565
 11/30/1989         11,513           11,567           11,675           11,640
 12/31/1989         11,576           11,623           11,737           11,717
 01/31/1990         11,629           11,670           11,789           11,794
 02/28/1990         11,698           11,732           11,855           11,865
 03/31/1990         11,773           11,800           11,927           11,945
 04/30/1990         11,819           11,839           11,970           12,022
 05/31/1990         11,927           11,941           12,078           12,104
 06/30/1990         12,002           12,009           12,150           12,183
 07/31/1990         12,083           12,082           12,228           12,263
 08/31/1990         12,144           12,136           12,288           12,343
 09/30/1990         12,223           12,207           12,364           12,418
 10/31/1990         12,314           12,288           12,452           12,495
 11/30/1990         12,410           12,377           12,545           12,569
 12/31/1990         12,507           12,466           12,641           12,650
 01/31/1991         12,594           12,545           12,725           12,723
 02/28/1991         12,660           12,604           12,789           12,785
 03/31/1991         12,715           12,651           12,842           12,851
 04/30/1991         12,792           12,720           12,915           12,913
 05/31/1991         12,861           12,781           12,982           12,975
 06/30/1991         12,906           12,818           13,025           13,035
 07/31/1991         12,979           12,883           13,096           13,097
 08/31/1991         13,060           12,955           13,174           13,159
 09/30/1991         13,129           13,016           13,239           13,217
 10/31/1991         13,203           13,081           13,311           13,275
 11/30/1991         13,233           13,104           13,339           13,328
 12/31/1991         13,285           13,147           13,388           13,377
 01/31/1992         13,332           13,186           13,432           13,424
 02/29/1992         13,358           13,203           13,454           13,466
 03/31/1992         13,380           13,218           13,474           13,512
 04/30/1992         13,434           13,263           13,525           13,555
 05/31/1992         13,473           13,293           13,562           13,600
 06/30/1992         13,524           13,336           13,611           13,640
 07/31/1992         13,578           13,380           13,661           13,681
 08/31/1992         13,611           13,404           13,690           13,720
 09/30/1992         13,645           13,430           13,720           13,754
 10/31/1992         13,657           13,434           13,729           13,788
 11/30/1992         13,672           13,440           13,740           13,823
 12/31/1992         13,710           13,470           13,775           13,860
 01/31/1993         13,754           13,505           13,816           13,897
 02/28/1993         13,789           13,531           13,848           13,929
 03/31/1993         13,851           13,582           13,906           13,964
 04/30/1993         13,896           13,619           13,949           13,998
 05/31/1993         13,949           13,662           13,999           14,033
 06/30/1993         14,004           13,706           14,050           14,068
 07/31/1993         14,053           13,746           14,095           14,104
 08/31/1993         14,088           13,772           14,126           14,141
 09/30/1993         14,122           13,797           14,157           14,176
 10/31/1993         14,170           13,835           14,201           14,213
 11/30/1993         14,221           13,877           14,249           14,249
 12/31/1993         14,286           13,932           14,310           14,286
 01/31/1994         14,309           13,946           14,330           14,323
 02/28/1994         14,323           13,953           14,342           14,357
 03/31/1994         14,299           13,920           14,313           14,398
 04/30/1994         14,320           13,932           14,332           14,441
 05/31/1994         14,329           13,931           14,336           14,488
 06/30/1994         14,393           13,985           14,398           14,538
 07/31/1994         14,460           14,041           14,461           14,590
 08/31/1994         14,515           14,086           14,513           14,644
 09/30/1994         14,529           14,092           14,525           14,698
 10/31/1994         14,565           14,127           14,558           14,758
 11/30/1994         14,576           14,137           14,565           14,820
 12/31/1994         14,637           14,196           14,624           14,889
 01/31/1995         14,708           14,266           14,691           14,957
 02/28/1995         14,842           14,395           14,822           15,023
 03/31/1995         14,873           14,426           14,848           15,097
 04/30/1995         15,031           14,579           15,003           15,169
 05/31/1995         15,181           14,724           15,148           15,243
 06/30/1995         15,230           14,771           15,194           15,315
 07/31/1995         15,321           14,860           15,280           15,388
 08/31/1995         15,390           14,927           15,346           15,461
 09/30/1995         15,533           15,066           15,484           15,530
 10/31/1995         15,644           15,173           15,589           15,602
 11/30/1995         15,788           15,312           15,728           15,670
 12/31/1995         15,920           15,441           15,857           15,743
 01/31/1996         15,995           15,514           15,927           15,813
 02/29/1996         16,022           15,540           15,951           15,878
 03/31/1996         16,072           15,588           15,997           15,945
 04/30/1996         16,146           15,660           16,067           16,010
 05/31/1996         16,228           15,740           16,146           16,079
 06/30/1996         16,316           15,825           16,230           16,147
 07/31/1996         16,362           15,869           16,271           16,216
 08/31/1996         16,463           15,967           16,368           16,287
 09/30/1996         16,619           16,119           16,521           16,357
 10/31/1996         16,751           16,246           16,648           16,429
 11/30/1996         16,900           16,391           16,793           16,498
 12/31/1996         16,964           16,453           16,851           16,569
 01/31/1997         17,064           16,550           16,946           16,641
 02/28/1997         17,138           16,622           17,015           16,706
 03/31/1997         17,144           16,628           17,020           16,779
 04/30/1997         17,240           16,721           17,112           16,851
 05/31/1997         17,363           16,840           17,230           16,925
 06/30/1997         17,477           16,951           17,337           16,996
 07/31/1997         17,612           17,082           17,467           17,070
 08/31/1997         17,663           17,131           17,514           17,143
 09/30/1997         17,780           17,244           17,626           17,215
 10/31/1997         17,819           17,282           17,662           17,291
 11/30/1997         17,895           17,357           17,736           17,363
 12/31/1997         17,994           17,452           17,828           17,438
 01/31/1998         18,098           17,553           17,928           17,515
 02/28/1998         18,160           17,613           17,985           17,585
 03/31/1998         18,280           17,729           18,100           17,662
 04/30/1998         18,362           17,809           18,178           17,736
 05/31/1998         18,443           17,887           18,255           17,813
 06/30/1998         18,505           17,948           18,311           17,886
 07/31/1998         18,614           18,054           18,414           17,961
 08/31/1998         18,620           18,059           18,416           18,038
 09/30/1998         18,743           18,179           18,532           18,112
 10/31/1998         18,812           18,246           18,595           18,184
 11/30/1998         18,874           18,306           18,652           18,252
 12/31/1998         18,952           18,381           18,725           18,319
 01/31/1999         19,024           18,451           18,792           18,387
 02/28/1999         19,100           18,525           18,862           18,449
 03/31/1999         19,234           18,654           18,990           18,520
 04/30/1999         19,320           18,738           19,072           18,588
 05/31/1999         19,322           18,740           19,070           18,659
 06/30/1999         19,388           18,804           19,131           18,728
 07/31/1999         19,454           18,868           19,190           18,801
 08/31/1999         19,516           18,928           19,246           18,876
 09/30/1999         19,602           19,012           19,325           18,950
 10/31/1999         19,694           19,101           19,410           19,027
 11/30/1999         19,786           19,191           19,495           19,103
 12/31/1999         19,864           19,266           19,567           19,186
 01/31/2000         19,917           19,318           19,620           19,270
 02/29/2000         20,021           19,418           19,712           19,353
 03/31/2000         20,149           19,542           19,833           19,444
 04/30/2000         20,221           19,613           19,900           19,535
 05/31/2000         20,329           19,717           20,002           19,631
 06/30/2000         20,453           19,837           20,118           19,723
 07/31/2000         20,557           19,938           20,216           19,818
 08/31/2000         20,684           20,062           20,335           19,916
 09/30/2000         20,802           20,176           20,447           20,016

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 28 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                               80%
--------------------------------------------------------------------------------
1-5 years                                                                    18%
--------------------------------------------------------------------------------
5-10 years                                                                    1%
--------------------------------------------------------------------------------
10-20 years                                                                   1%
--------------------------------------------------------------------------------
Duration:                                                              0.4 years
--------------------------------------------------------------------------------

Sector Breakdown
--------------------------------------------------------------------------------
Corporate Bonds & Notes                                                    51.9%
--------------------------------------------------------------------------------
Mortgage-Backed Securities                                                 18.7%
--------------------------------------------------------------------------------
U.S. Government Agencies                                                    8.3%
--------------------------------------------------------------------------------
Asset-Backed Securities                                                     8.2%
--------------------------------------------------------------------------------
Short-Term Instruments                                                      6.4%
--------------------------------------------------------------------------------
Other                                                                       6.5%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                        39.8%
--------------------------------------------------------------------------------
AA                                                                         11.0%
--------------------------------------------------------------------------------
A                                                                          16.6%
--------------------------------------------------------------------------------
BBB                                                                        29.3%
--------------------------------------------------------------------------------
BB                                                                          2.9%
--------------------------------------------------------------------------------
B                                                                           0.4%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class A shares returned 3.25%, outperforming the Salomon 3-Month Treasury Bill Index, which returned 2.94%. The Fund, however, slightly underperformed the Lipper Ultra-Short Obligations Fund Average, which returned 3.32%.

     Over the past six months, the Federal Reserve (Fed) discontinued its tightening policy as evidence surfaced that the U.S. economy was slowing. Intermediate rates fell, causing the long end of the yield curve to revert to a positive slope, amid optimism that further rate increases are over. Oil prices continued to rise to their highest levels in a decade raising fears about accelerating inflation, but the Fed remained on hold due to continued signs of slowing growth. Higher-yielding mortgages, investment-grade corporates and emerging market bonds outperformed Treasuries.

     The Fund's above-average duration and maturity had a slightly negative impact on returns as short-term Treasury yields rose.

     An emphasis on mortgages enhanced performance as their attractive yields coupled with good credit quality drove prices up. Investors are becoming more risk adverse preferring higher quality and short-term instruments over higher yielding and lower quality bonds. Recently, our concentration in GNMAs played well with investor demand, as they are U.S. government guaranteed. The Fund's allocation to Treasury Inflation Protection Securities aided returns as these bonds outperformed their conventional Treasury counterparts.

     We believe that growth should moderate worldwide due to recent monetary tightening and higher oil prices. Inflation should creep higher in the face of wage pressures and escalating energy costs. Fed tightening is unlikely now that U.S. growth is slowing, but the central bank should also refrain from easing to avoid igniting inflation in the stock and housing markets. In our opinion, we will focus on quality for superior performance, as credit deterioration should continue amid slower growth. An over-leveraged private sector combined with public budget surpluses should continue to put pressure on lower quality corporate bonds.

     We are targeting the Funds duration slightly above the benchmark to capture incremental yield from mortgage and high quality corporate issues. We will continue to emphasize mortgages, where credit risk is minimal and yield premiums remain attractive. Within emerging markets, we remain cautious as global growth cools, concentrating on liquid and top-tier credits. Real return bonds are still attractive as moderating growth and a neutral Fed put downward pressure on real yields.

     Given this outlook, strategies that enhance yield remain key to performance. We expect to continue to favor asset-backed securities, especially AAA/AA issues, which will benefit from Treasury scarcity and strong demand for high quality short-term holdings.

PIMCO StocksPLUS Fund

September 30, 2000

OBJECTIVE:
Total return which exceeds that of the S&P 500.

PORTFOLIO:
Primarily S&P 500 Index futures and short-term bonds.

DURATION RANGE:
0-1 year

FUND INCEPTION DATE:
5/14/93

TOTAL NET ASSETS:
$1.4 billion

PORTFOLIO MANAGER:
Bill Gross

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return For periods ended 9/30/00

             A Shares          B Shares          C Shares   Lipper
                                                            Large-Cap Core   S&P 500
                     Adjusted          Adjusted             Fund Average     Index
---------------------------------------------------------------------------------------------
   1 year    12.64%   9.26%    11.78%   7.06%    11.13%     17.80%           13.28%
   3 years   15.57%  14.41%    14.72%  14.00%    15.03%     15.85%           16.44%
   5 years   21.08%  20.34%    20.19%  19.99%    20.49%     19.84%           21.69%
   Inception 19.84%  19.35%    18.99%  18.99%    19.25%        --               --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                    PIMCO          PIMCO          PIMCO         S&P 500
                 StocksPLUS     StocksPLUS     StocksPLUS        Index
                      A              B              C
-----------------------------------------------------------------------
 05/31/1993          9,700         10,000         10,000         10,000
 06/30/1993          9,749         10,043         10,044         10,029
 07/31/1993          9,727         10,015         10,016          9,989
 08/31/1993         10,094         10,383         10,397         10,368
 09/30/1993          9,993         10,276         10,289         10,288
 10/31/1993         10,211         10,487         10,501         10,501
 11/30/1993         10,092         10,362         10,376         10,401
 12/31/1993         10,271         10,544         10,560         10,527
 01/31/1994         10,605         10,880         10,899         10,885
 02/28/1994         10,275         10,534         10,550         10,589
 03/31/1994          9,818         10,052         10,084         10,128
 04/30/1994          9,938         10,175         10,198         10,258
 05/31/1994         10,120         10,350         10,384         10,426
 06/30/1994          9,902         10,126         10,158         10,170
 07/31/1994         10,284         10,510         10,546         10,504
 08/31/1994         10,750         10,978         11,018         10,935
 09/30/1994         10,563         10,784         10,823         10,668
 10/31/1994         10,729         10,942         10,983         10,907
 11/30/1994         10,397         10,593         10,642         10,510
 12/31/1994         10,529         10,729         10,768         10,666
 01/31/1995         10,816         11,009         11,061         10,943
 02/28/1995         11,299         11,493         11,550         11,369
 03/31/1995         11,603         11,800         11,849         11,705
 04/30/1995         11,975         12,165         12,228         12,049
 05/31/1995         12,513         12,706         12,774         12,531
 06/30/1995         12,783         12,969         13,039         12,822
 07/31/1995         13,185         13,375         13,448         13,247
 08/31/1995         13,270         13,454         13,528         13,280
 09/30/1995         13,829         14,006         14,096         13,841
 10/31/1995         13,801         13,971         14,061         13,791
 11/30/1995         14,461         14,624         14,720         14,397
 12/31/1995         14,736         14,892         15,003         14,674
 01/31/1996         15,259         15,421         15,522         15,174
 02/29/1996         15,296         15,448         15,550         15,314
 03/31/1996         15,494         15,638         15,755         15,462
 04/30/1996         15,683         15,818         15,938         15,690
 05/31/1996         16,039         16,165         16,288         16,094
 06/30/1996         16,187         16,304         16,428         16,156
 07/31/1996         15,429         15,537         15,655         15,442
 08/31/1996         15,750         15,850         15,985         15,768
 09/30/1996         16,667         16,760         16,902         16,655
 10/31/1996         17,194         17,277         17,426         17,114
 11/30/1996         18,466         18,544         18,706         18,408
 12/31/1996         18,067         18,134         18,292         18,043
 01/31/1997         19,177         19,218         19,402         19,171
 02/28/1997         19,303         19,345         19,548         19,321
 03/31/1997         18,446         18,461         18,657         18,527
 04/30/1997         19,573         19,591         19,797         19,633
 05/31/1997         20,812         20,817         21,036         20,828
 06/30/1997         21,667         21,667         21,886         21,761
 07/31/1997         23,438         23,407         23,661         23,493
 08/31/1997         22,170         22,122         22,378         22,177
 09/30/1997         23,311         23,261         23,519         23,392
 10/31/1997         22,554         22,505         22,755         22,610
 11/30/1997         23,474         23,394         23,670         23,657
 12/31/1997         23,908         23,810         24,101         24,063
 01/31/1998         24,214         24,115         24,409         24,329
 02/28/1998         25,842         25,702         26,032         26,084
 03/31/1998         27,128         26,971         27,305         27,420
 04/30/1998         27,457         27,279         27,617         27,695
 05/31/1998         26,897         26,701         27,053         27,219
 06/30/1998         27,943         27,723         28,097         28,325
 07/31/1998         27,633         27,393         27,763         28,023
 08/31/1998         23,394         23,188         23,513         23,972
 09/30/1998         25,186         24,932         25,288         25,507
 10/31/1998         27,178         26,912         27,273         27,582
 11/30/1998         28,722         28,408         28,806         29,254
 12/31/1998         30,537         30,167         30,623         30,940
 01/31/1999         31,560         31,159         31,631         32,233
 02/28/1999         30,493         30,100         30,558         31,232
 03/31/1999         31,765         31,340         31,808         32,481
 04/30/1999         33,013         32,556         33,062         33,739
 05/31/1999         32,145         31,670         32,166         32,943
 06/30/1999         34,003         33,479         34,015         34,771
 07/31/1999         32,881         32,344         32,865         33,685
 08/31/1999         32,700         32,143         32,685         33,519
 09/30/1999         31,954         31,407         31,939         32,600
 10/31/1999         33,990         33,398         33,958         34,663
 11/30/1999         34,534         33,889         34,481         35,367
 12/31/1999         36,488         35,807         36,422         37,451
 01/31/2000         34,620         33,935         34,525         35,570
 02/29/2000         34,066         33,361         33,972         34,896
 03/31/2000         37,248         36,470         37,115         38,310
 04/30/2000         36,082         35,322         35,949         37,157
 05/31/2000         35,339         34,537         35,180         36,394
 06/30/2000         36,187         35,370         36,042         37,292
 07/31/2000         35,706         34,899         35,534         36,708
 08/31/2000         38,084         37,224         37,882         38,988
 09/30/2000         35,989         35,176         35,795         36,930

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 28 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1-5 years                                                                    93%
--------------------------------------------------------------------------------
5-10 years                                                                    7%
--------------------------------------------------------------------------------
Duration:                                                              0.1 years
--------------------------------------------------------------------------------

Sector Breakdown
--------------------------------------------------------------------------------
Corporate Bonds & Notes                                                    42.6%
--------------------------------------------------------------------------------
Mortgage-Backed Securities                                                 21.7%
--------------------------------------------------------------------------------
Short-Term Instruments                                                      8.7%
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                                   8.3%
--------------------------------------------------------------------------------
Asset-Backed Securities                                                     7.4%
--------------------------------------------------------------------------------
Sovereign Issues                                                            5.8%
--------------------------------------------------------------------------------
Other                                                                       5.5%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                        39.7%
--------------------------------------------------------------------------------
AA                                                                          6.2%
--------------------------------------------------------------------------------
A                                                                          13.8%
--------------------------------------------------------------------------------
BBB                                                                        30.9%
--------------------------------------------------------------------------------
BB                                                                          4.8%
--------------------------------------------------------------------------------
B                                                                           4.6%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

StocksPLUS is an enhanced index stock fund that seeks total return in excess of the Standard & Poor's 500 Index (S&P 500) through investment in S&P 500 futures. These futures are purchased with a small percentage of the Fund's assets, freeing the remaining assets for investment in an actively managed portfolio of short-term, investment grade bonds that can add incremental return beyond that of the S&P 500.

     For the six-month period ended September 30, 2000, the Fund's Class A shares returned -3.38%, outperforming the S&P 500, which returned -3.60%. The Fund performed in line with its Lipper Average. Longer term, the Fund has outperformed the Lipper Average over the 5-year and since inception periods ended September 30, 2000. Since inception the Fund has met its objective of outperforming the S&P 500.

     Over the past six months intermediate maturity Treasuries rallied as yields on two-, five- and 10-year notes fell from their earlier levels. As a result, the long-portion of the yield curve reverted to a positive slope for the first time since mid-January. This disinversion came amid shifting market sentiment about the economy, Federal reserve policy and the U.S. budget surplus. Earlier in the period the Fed concluded their tightening policy with their sixth interest rate increase, but have recently left the fed funds rate unchanged as signs of a cooling economy increased.

     Investment grade corporate holdings boosted returns as credit premiums narrowed. Mortgage-backed securities also added to the Fund's outperformance due to relatively high yields and low market volatility. A small position within emerging market bonds helped returns as stronger economies and debt restructuring brought dividend yields lower.

     We believe global growth will moderate in response to recent monetary tightening by central banks in the U.S., Europe and Japan and the highest oil prices in a decade. We expect inflation to rise as these increased energy prices filter through economies worldwide. The Feds' recent tightening cycle is likely over not that economic growth is cooling, and despite this slowdown, they will remain on the sidelines instead of moving to an easing trend.

     Given this outlook, strategies that enhance yield remain key to performance. We will look to extend duration as near term risks tilt toward slower-than-expected growth and lower rates. Our emphasis will remain on mortgage-backed securities because of superior credit quality and relatively higher yields, but we will selectively take advantage of wide yield premiums on short-maturity, higher-rated corporate issues.

PIMCO Strategic Balanced Fund

September 30, 2000

OBJECTIVE:
Maximum total return.

PORTFOLIO:
S&P 500 Index futures and short- and intermediate-term investment grade bonds.

DURATION RANGE:
0-6 years

FUND INCEPTION DATE:
6/28/96

TOTAL NET ASSETS:
$80.6 million

PORTFOLIO MANAGER:
Bill Gross

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/00

             A Shares          B Shares          C Shares
                                                            Lipper Bal.   60% S&P 500   S&P 500
                     Adjusted          Adjusted  Adjusted   Fund Avg.     40% LBAG      Index
------------------------------------------------------------------------------------------------
   1 year     8.30%  3.43%     7.39%   2.53%     6.46%      11.31%        11.05%        13.28%
   3 years   10.67%  8.98%     9.85%   9.02%     9.81%       8.96%        12.53%        16.44%
   Inception 14.75% 13.52%    13.91%  13.60%    13.87%         --            --            --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                     PIMCO                 PIMCO                  PIMCO               60% S&P 500      S&P 500
               Strategic Balanced    Strategic Balanced     Strategic Balanced    40% Lehman Brothers   Index
                       A                     B                      C               Aggregate Bond
                                                                                         Index
--------------------------------------------------------------------------------------------------------------
 06/30/1996          9,550                  10,000                10,000                 10,000        10,000
 07/31/1996          9,289                   9,720                 9,720                  9,746         9,558
 08/31/1996          9,430                   9,860                 9,860                  9,863         9,760
 09/30/1996          9,875                  10,319                10,319                 10,264        10,309
 10/31/1996         10,148                  10,598                10,598                 10,525        10,593
 11/30/1996         10,707                  11,176                11,176                 11,075        11,394
 12/31/1996         10,506                  10,959                10,959                 10,902        11,168
 01/31/1997         10,944                  11,409                11,409                 11,324        11,866
 02/28/1997         11,002                  11,463                11,463                 11,388        11,959
 03/31/1997         10,648                  11,087                11,087                 11,057        11,468
 04/30/1997         11,129                  11,581                11,581                 11,520        12,152
 05/31/1997         11,589                  12,053                12,053                 11,984        12,892
 06/30/1997         11,939                  12,410                12,410                 12,363        13,470
 07/31/1997         12,666                  13,157                13,157                 13,086        14,542
 08/31/1997         12,212                  12,678                12,678                 12,602        13,727
 09/30/1997         12,657                  13,130                13,130                 13,090        14,479
 10/31/1997         12,473                  12,932                12,932                 12,904        13,995
 11/30/1997         12,795                  13,258                13,258                 13,286        14,643
 12/31/1997         12,995                  13,457                13,457                 13,477        14,895
 01/31/1998         13,169                  13,628                13,628                 13,635        15,059
 02/28/1998         13,688                  14,158                14,158                 14,221        16,145
 03/31/1998         14,150                  14,626                14,626                 14,678        16,972
 04/30/1998         14,269                  14,740                14,740                 14,797        17,143
 05/31/1998         14,118                  14,575                14,575                 14,700        16,848
 06/30/1998         14,522                  14,983                14,983                 15,109        17,533
 07/31/1998         14,438                  14,888                14,888                 15,025        17,346
 08/31/1998         13,075                  13,473                13,473                 13,819        14,838
 09/30/1998         13,840                  14,253                14,253                 14,480        15,789
 10/31/1998         14,458                  14,882                14,882                 15,156        17,073
 11/30/1998         14,918                  15,346                15,346                 15,742        18,108
 12/31/1998         15,486                  15,922                15,922                 16,305        19,151
 01/31/1999         15,852                  16,288                16,288                 16,760        19,952
 02/28/1999         15,340                  15,754                15,754                 16,331        19,332
 03/31/1999         15,834                  16,250                16,250                 16,759        20,105
 04/30/1999         16,214                  16,630                16,630                 17,170        20,884
 05/31/1999         15,873                  16,271                16,271                 16,866        20,391
 06/30/1999         16,465                  16,871                16,871                 17,406        21,522
 07/31/1999         16,103                  16,487                16,461                 17,051        20,851
 08/31/1999         16,040                  16,422                16,397                 16,996        20,747
 09/30/1999         15,840                  16,215                16,189                 16,796        20,179
 10/31/1999         16,472                  16,850                16,824                 17,459        21,456
 11/30/1999         16,623                  16,991                16,967                 17,671        21,892
 12/31/1999         17,165                  17,543                17,518                 18,261        23,181
 01/31/2000         16,424                  16,771                16,745                 17,687        22,017
 02/29/2000         16,289                  16,634                16,608                 17,572        21,600
 03/31/2000         17,314                  17,650                17,628                 18,696        23,713
 04/30/2000         16,919                  17,248                17,212                 18,337        22,999
 05/31/2000         16,811                  17,110                17,086                 18,108        22,527
 06/30/2000         17,046                  17,363                17,325                 18,526        23,083
 07/31/2000         16,990                  17,292                17,268                 18,420        22,722
 08/31/2000         17,785                  18,060                18,037                 19,213        24,133
 09/30/2000         17,155                  17,208                17,393                 18,653        22,859

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 28 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

PIMCO Funds
--------------------------------------------------------------------------------
StocksPlus                                                                 55.9%
--------------------------------------------------------------------------------
Total Return                                                               40.0%
--------------------------------------------------------------------------------
Short-Term Instruments                                                      4.1%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

Strategic Balanced Fund is designed to provide broad exposure to both stocks and bonds using PIMCO's unique StocksPLUS and Total Return investment strategies. The equity portion of the portfolio gains broad-based stock market exposure using S&P 500 Index futures, which is backed by an actively managed portfolio of short-term bonds. The fixed-income portion of the portfolio invests primarily in intermediate-term, investment-grade bonds, focusing on both income and capital appreciation.

     For the six-month period ended September 30, 2000, the Fund's Class A shares returned -.91%, slightly underperforming the Lipper Balanced Fund Average, which returned -.50%. However, the Fund has outperformed the Lipper Average over the 3-year and since inception periods ended September 30, 2000. Asset allocation at the end of the quarter leaned modestly toward stocks, with a 65% weight for stocks and 35% for bonds.

     Over the past six months intermediate maturity Treasuries rallied as yields on two-, five- and 10-year notes fell from their earlier levels. As a result, the long-portion of the yield curve reverted to a positive slope for the first time since mid-January. This disinversion came amid shifting market sentiment about the economy, Federal reserve policy and the U.S. budget surplus. An overweight fixed income allocation improved performance relative to the benchmark as the Lehman Aggregate Index returned 4.81% as compared to -3.60% for the S&P 500 index over the past six months.

     The equity allocation performed in line with the S&P 500 Index mainly due to the solid performance of mortgage-backed securities (which are held as part of cash backing the S&P 500 futures). The fixed-income portion performed in line with its index as well due to an above-benchmark duration that had a positive effect in a falling interest rate environment.

     We believe global growth will moderate in response to recent monetary tightening by central banks in the U.S., Europe and Japan and the highest oil prices in a decade. We expect inflation to rise as these increased energy prices filter through economies worldwide. The Feds' recent tightening cycle is likely over not that economic growth is cooling, and despite this slowdown, they will remain on the sidelines instead of moving to an easing trend.

     Looking ahead, we expect to move to a neutral 60% equity/40% bond mix in light of stock market volatility and the potential for reduced corporate profits in a slowing economy. On the equity side, we will continue to emphasize mortgages in cash backing strategies because of superior credit quality and higher yields. On the fixed-income side, we will extend duration .25 years above the benchmark as risks tilt toward slower-than-expected growth and lower interest rates.

PIMCO Total Return Fund

September 30, 2000

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily an intermediate-term portfolio of investment grade bonds.

DURATION RANGE:
3-6 years

FUND INCEPTION DATE:
5/11/87

TOTAL NET ASSETS:
$35.5 billion

PORTFOLIO MANAGER:
Bill Gross

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return For periods ended 9/30/00

               A Shares           B Shares           C Shares    Lipper Inter.     Lehman Bros.
                                                                 Inv. Grade Debt   Agg. Bond
                       Adjusted           Adjusted   Adjusted    Fund Avg.         Index
-----------------------------------------------------------------------------------------------
1 year         6.62%   1.82%      5.82%   0.82%      4.82%       5.75%             6.99%
5 years        6.86%   5.88%      6.07%   5.76%      6.08%       5.54%             6.47%
10 years       8.82%   8.32%      8.28%   8.28%      8.04%       7.58%             8.05%
Inception      8.58%   8.21%      8.16%   8.16%      7.79%       --                --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                   PIMCO          PIMCO         PIMCO        Lehman Brothers
                Total Return  Total Return   Total Return     Aggregate Bond
                     A              B             C               Index
----------------------------------------------------------------------------
 05/31/1987         9,550         10,000        10,000         10,000
 06/30/1987         9,668         10,117        10,117         10,138
 07/31/1987         9,641         10,082        10,082         10,130
 08/31/1987         9,615         10,048        10,048         10,076
 09/30/1987         9,371          9,787         9,787          9,861
 10/31/1987         9,666         10,089        10,089         10,212
 11/30/1987         9,733         10,152        10,152         10,294
 12/31/1987         9,818         10,233        10,233         10,434
 01/31/1988        10,215         10,642        10,642         10,801
 02/29/1988        10,329         10,753        10,753         10,929
 03/31/1988        10,233         10,646        10,646         10,827
 04/30/1988        10,176         10,581        10,581         10,768
 05/31/1988        10,122         10,518        10,518         10,696
 06/30/1988        10,360         10,759        10,759         10,954
 07/31/1988        10,343         10,735        10,735         10,897
 08/31/1988        10,388         10,775        10,775         10,925
 09/30/1988        10,581         10,969        10,969         11,172
 10/31/1988        10,744         11,132        11,132         11,383
 11/30/1988        10,644         11,021        11,021         11,244
 12/31/1988        10,688         11,059        11,059         11,257
 01/31/1989        10,816         11,184        11,184         11,419
 02/28/1989        10,744         11,102        11,102         11,336
 03/31/1989        10,790         11,143        11,143         11,385
 04/30/1989        11,027         11,382        11,382         11,624
 05/31/1989        11,291         11,647        11,647         11,929
 06/30/1989        11,667         12,028        12,028         12,292
 07/31/1989        11,910         12,271        12,271         12,554
 08/31/1989        11,700         12,047        12,047         12,368
 09/30/1989        11,754         12,096        12,096         12,431
 10/31/1989        12,031         12,374        12,374         12,737
 11/30/1989        12,132         12,470        12,470         12,858
 12/31/1989        12,152         12,483        12,483         12,893
 01/31/1990        11,944         12,262        12,262         12,740
 02/28/1990        11,971         12,283        12,283         12,781
 03/31/1990        11,957         12,261        12,261         12,790
 04/30/1990        11,784         12,074        12,074         12,673
 05/31/1990        12,165         12,457        12,457         13,048
 06/30/1990        12,366         12,655        12,655         13,258
 07/31/1990        12,563         12,847        12,847         13,441
 08/31/1990        12,361         12,632        12,632         13,261
 09/30/1990        12,368         12,632        12,632         13,371
 10/31/1990        12,535         12,793        12,793         13,541
 11/30/1990        12,846         13,103        13,103         13,832
 12/31/1990        13,067         13,320        13,320         14,048
 01/31/1991        13,192         13,440        13,440         14,222
 02/28/1991        13,372         13,615        13,615         14,343
 03/31/1991        13,536         13,774        13,774         14,442
 04/30/1991        13,753         13,986        13,986         14,598
 05/31/1991        13,850         14,077        14,077         14,684
 06/30/1991        13,867         14,086        14,086         14,676
 07/31/1991        14,061         14,275        14,275         14,880
 08/31/1991        14,436         14,647        14,647         15,202
 09/30/1991        14,773         14,980        14,980         15,510
 10/31/1991        14,919         15,119        15,119         15,682
 11/30/1991        15,043         15,235        15,235         15,826
 12/31/1991        15,550         15,740        15,740         16,296
 01/31/1992        15,418         15,596        15,596         16,074
 02/29/1992        15,547         15,720        15,720         16,179
 03/31/1992        15,482         15,644        15,644         16,088
 04/30/1992        15,558         15,711        15,711         16,204
 05/31/1992        15,874         16,021        16,021         16,510
 06/30/1992        16,069         16,210        16,210         16,737
 07/31/1992        16,456         16,591        16,591         17,078
 08/31/1992        16,591         16,717        16,717         17,251
 09/30/1992        16,848         16,966        16,966         17,456
 10/31/1992        16,695         16,802        16,802         17,224
 11/30/1992        16,703         16,800        16,800         17,228
 12/31/1992        16,990         17,079        17,079         17,502
 01/31/1993        17,298         17,378        17,378         17,838
 02/28/1993        17,677         17,749        17,749         18,150
 03/31/1993        17,772         17,836        17,836         18,226
 04/30/1993        17,922         17,976        17,976         18,353
 05/31/1993        17,957         18,001        18,001         18,376
 06/30/1993        18,342         18,375        18,375         18,709
 07/31/1993        18,448         18,471        18,471         18,815
 08/31/1993        18,861         18,873        18,873         19,145
 09/30/1993        18,931         18,934        18,934         19,197
 10/31/1993        19,060         19,051        19,051         19,269
 11/30/1993        18,886         18,868        18,868         19,105
 12/31/1993        19,038         19,008        19,008         19,209
 01/31/1994        19,262         19,221        19,221         19,468
 02/28/1994        18,912         18,861        18,861         19,130
 03/31/1994        18,505         18,444        18,444         18,658
 04/30/1994        18,316         18,245        18,245         18,509
 05/31/1994        18,223         18,141        18,141         18,507
 06/30/1994        18,148         18,067        18,056         18,466
 07/31/1994        18,513         18,430        18,408         18,832
 08/31/1994        18,559         18,476        18,443         18,856
 09/30/1994        18,318         18,236        18,192         18,578
 10/31/1994        18,289         18,207        18,152         18,562
 11/30/1994        18,283         18,201        18,136         18,521
 12/31/1994        18,270         18,189        18,111         18,648
 01/31/1995        18,590         18,507        18,417         19,017
 02/28/1995        19,019         18,934        18,831         19,470
 03/31/1995        19,193         19,107        18,991         19,589
 04/30/1995        19,523         19,435        19,306         19,863
 05/31/1995        20,134         20,044        19,897         20,631
 06/30/1995        20,114         20,024        19,865         20,783
 07/31/1995        20,118         20,028        19,857         20,736
 08/31/1995        20,419         20,328        20,143         20,986
 09/30/1995        20,668         20,576        20,377         21,191
 10/31/1995        20,974         20,881        20,666         21,466
 11/30/1995        21,421         21,325        21,094         21,788
 12/31/1995        21,781         21,684        21,436         22,094
 01/31/1996        21,951         21,853        21,590         22,240
 02/29/1996        21,409         21,313        21,044         21,854
 03/31/1996        21,235         21,140        20,861         21,702
 04/30/1996        21,140         21,045        20,754         21,580
 05/31/1996        21,074         20,980        20,678         21,536
 06/30/1996        21,403         21,307        20,988         21,825
 07/31/1996        21,450         21,354        21,021         21,885
 08/31/1996        21,424         21,328        20,981         21,848
 09/30/1996        21,908         21,810        21,443         22,229
 10/31/1996        22,469         22,369        21,979         22,721
 11/30/1996        22,993         22,890        22,478         23,111
 12/31/1996        22,699         22,597        22,177         22,896
 01/31/1997        22,771         22,669        22,241         22,966
 02/28/1997        22,814         22,712        22,270         23,023
 03/31/1997        22,532         22,431        21,980         22,768
 04/30/1997        22,930         22,828        22,354         23,109
 05/31/1997        23,157         23,054        22,560         23,327
 06/30/1997        23,421         23,317        22,803         23,604
 07/31/1997        24,068         23,960        23,417         24,240
 08/31/1997        23,851         23,745        23,190         24,034
 09/30/1997        24,230         24,122        23,545         24,388
 10/31/1997        24,512         24,402        23,801         24,742
 11/30/1997        24,614         24,504        23,889         24,856
 12/31/1997        24,893         24,781        24,142         25,106
 01/31/1998        25,268         25,155        24,493         25,428
 02/28/1998        25,190         25,077        24,402         25,408
 03/31/1998        25,266         25,153        24,460         25,497
 04/30/1998        25,354         25,241        24,534         25,630
 05/31/1998        25,641         25,526        24,794         25,873
 06/30/1998        25,882         25,766        25,012         26,092
 07/31/1998        25,957         25,841        25,070         26,148
 08/31/1998        26,359         26,241        25,443         26,573
 09/30/1998        27,139         27,018        26,181         27,196
 10/31/1998        26,949         26,829        25,979         27,052
 11/30/1998        27,041         26,920        26,052         27,205
 12/31/1998        27,195         27,073        26,182         27,287
 01/31/1999        27,347         27,225        26,316         27,482
 02/28/1999        26,833         26,713        25,808         27,002
 03/31/1999        27,053         26,932        26,004         27,152
 04/30/1999        27,178         27,056        26,106         27,238
 05/31/1999        26,873         26,753        25,798         26,999
 06/30/1999        26,820         26,700        25,730         26,913
 07/31/1999        26,710         26,590        25,607         26,799
 08/31/1999        26,723         26,603        25,602         26,785
 09/30/1999        27,012         26,891        25,863         27,096
 10/31/1999        27,093         26,971        25,925         27,196
 11/30/1999        27,147         27,025        25,961         27,194
 12/31/1999        26,995         26,874        25,798         27,063
 01/31/2000        26,846         26,726        25,640         26,974
 02/29/2000        27,166         27,044        25,930         27,300
 03/31/2000        27,557         27,434        26,285         27,660
 04/30/2000        27,472         27,349        26,188         27,581
 05/31/2000        27,458         27,335        26,157         27,568
 06/30/2000        28,029         27,904        26,682         28,142
 07/31/2000        28,276         28,149        26,901         28,397
 08/31/2000        28,711         28,583        27,297         28,809
 09/30/2000        28,800         28,671        27,365         28,990

* Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 28 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                               1%
--------------------------------------------------------------------------------
1-5 years                                                                   32%
--------------------------------------------------------------------------------
5-10 years                                                                  40%
--------------------------------------------------------------------------------
10-20 years                                                                 16%
--------------------------------------------------------------------------------
20-30 years                                                                 10%
--------------------------------------------------------------------------------
Over 30 years                                                                1%
--------------------------------------------------------------------------------
Duration:                                                             5.2 years
--------------------------------------------------------------------------------

Sector Breakdown
--------------------------------------------------------------------------------
Mortgage-Backed Securities                                                48.2%
--------------------------------------------------------------------------------
Corporate Bonds & Notes                                                   26.9%
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                                  9.0%
--------------------------------------------------------------------------------
Short-Term Instruments                                                     5.5%
--------------------------------------------------------------------------------
Asset-Backed Securities                                                    5.4%
--------------------------------------------------------------------------------
Other                                                                      5.0%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                       66.7%
--------------------------------------------------------------------------------
AA                                                                         6.2%
--------------------------------------------------------------------------------
A                                                                         14.7%
--------------------------------------------------------------------------------
BBB                                                                       10.4%
--------------------------------------------------------------------------------
BB                                                                         1.4%
--------------------------------------------------------------------------------
B                                                                          0.6%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class A shares returned 4.51%, outperforming the Lipper Average, which returned 4.02%. Over the same time period, the Fund slightly underperformed its benchmark, the Lehman Aggregate Bond Index, which returned 4.81%. Looking longer term, the Fund outperformed both the Lipper Average and the benchmark over the five-, ten-year and since inception periods ended September 30, 2000.

     The Federal Reserve lifted short-term interest rates by 50 basis points at their May meeting, bringing its total tightening tally for this cycle to six, as concern remained that inflationary pressures were building. Supporting the concern, oil prices surged to their highest level in a decade. But the cumulative impact of 175 basis points of tightening began to slow the economy, as signs emerged that consumer and investment spending was slowing and that the housing sector was cooling.

     During the past six months intermediate maturity Treasury yields fell as optimism grew that the Fed was finished tightening. In general, higher quality bonds outperformed other areas of the bond market, particularly the high yield sector, as concern grew that corporate earnings would slow as the economy cooled.

     As a result, sector strategies were key to performance. An emphasis on mortgage-backed securities enhanced returns due to relatively attractive yields and lower market volatility. Real return bonds also added modestly to relative performance due to a favorable inflation adjustment. A small position in shorter-term, top tier emerging market bonds, acting as a substitute for high yield bonds, had a positive impact as yield premiums narrowed due to stronger economies and debt restructuring. The Fund's near benchmark duration hurt performance slightly as intermediate maturity yields fell.

     Looking ahead, we expect growth will continue to moderate worldwide. We also expect inflation to creep higher in the face of continued wage pressures and escalating energy costs. More Fed tightening is unlikely now that U.S. growth is slowing, but the central bank will also refrain from easing to avoid igniting inflation. A focus on quality will continue to be critical for superior performance as credit deterioration continues.

     Going forward, we anticipate extending duration slightly above the benchmark as near term risks tilt toward slower-than-expected growth and lower interest rates. However, mortgage will continue to be emphasized because of their superior credit quality and relatively high yields. Where possible, we expect to reduce exposure to corporate bonds, which may see price declines as the economy slows.

PIMCO Total Return Mortgage Fund

September 30, 2000

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily an intermediate-term portfolio of mortgage-backed securities.

DURATION RANGE:
3-6 years

FUND INCEPTION DATE:
7/31/97

TOTAL NET ASSETS:
$16.3 billion

PORTFOLIO MANAGER:
W.S. Simon



Average Annual Total Return For periods ended 9/30/00

             A Shares              B Shares              C Shares     Lipper U.S.
                                                                      Mortgage Fund    Lehman Bros.
             Adjusted              Adjusted              Adjusted     Average          Mortgage Index
-----------------------------------------------------------------------------------------------------
1 year       8.01%      3.16%      7.23%      2.23%      6.23%        6.47%            7.42%
3 years      6.41%      4.80%      5.62%      4.72%      5.62%        5.18%            6.07%
Inception    6.60%      5.07%      5.81%      4.97%      5.81%        --               --


Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                       PIMCO                  PIMCO                  PIMCO            Lehman Brothers
               Total Return Mortgage  Total Return Mortgage  Total Return Mortgage     Mortgage Index
                         A                      B                      C
-----------------------------------------------------------------------------------------------------
 07/31/1997           9,550                 10,000                 10,000                10,000
 08/31/1997           9,557                 10,000                 10,000                 9,976
 09/30/1997           9,705                 10,149                 10,149                10,103
 10/31/1997           9,847                 10,290                 10,290                10,215
 11/30/1997           9,890                 10,329                 10,329                10,248
 12/31/1997          10,004                 10,442                 10,442                10,342
 01/31/1998          10,111                 10,547                 10,547                10,445
 02/28/1998          10,127                 10,559                 10,559                10,467
 03/31/1998          10,162                 10,588                 10,588                10,511
 04/30/1998          10,228                 10,651                 10,651                10,570
 05/31/1998          10,314                 10,733                 10,733                10,641
 06/30/1998          10,379                 10,794                 10,794                10,691
 07/31/1998          10,418                 10,828                 10,828                10,746
 08/31/1998          10,541                 10,949                 10,949                10,843
 09/30/1998          10,656                 11,063                 11,063                10,974
 10/31/1998          10,612                 11,010                 11,010                10,960
 11/30/1998          10,656                 11,049                 11,049                11,015
 12/31/1998          10,684                 11,070                 11,070                11,061
 01/31/1999          10,747                 11,128                 11,128                11,140
 02/28/1999          10,688                 11,061                 11,061                11,096
 03/31/1999          10,755                 11,124                 11,124                11,170
 04/30/1999          10,806                 11,170                 11,170                11,222
 05/31/1999          10,744                 11,099                 11,099                11,159
 06/30/1999          10,730                 11,078                 11,078                11,120
 07/31/1999          10,688                 11,028                 11,028                11,045
 08/31/1999          10,680                 11,013                 11,013                11,044
 09/30/1999          10,824                 11,155                 11,155                11,223
 10/31/1999          10,874                 11,200                 11,200                11,288
 11/30/1999          10,924                 11,244                 11,244                11,294
 12/31/1999          10,899                 11,211                 11,211                11,267
 01/31/2000          10,825                 11,128                 11,128                11,169
 02/29/2000          10,986                 11,287                 11,287                11,298
 03/31/2000          11,131                 11,428                 11,428                11,422
 04/30/2000          11,090                 11,379                 11,379                11,430
 05/31/2000          11,082                 11,363                 11,363                11,435
 06/30/2000          11,286                 11,565                 11,565                11,680
 07/31/2000          11,394                 11,669                 11,669                11,755
 08/31/2000          11,578                 11,851                 11,851                11,933
 09/30/2000          11,691                 11,660                 11,960                12,056

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 8/1/00) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. This Fund concentrates on investments in Mortgage securities, which may entail greater risk than a fully diversified fund. See page 28 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1-5 years                                                                    72%
--------------------------------------------------------------------------------
5-10 years                                                                   15%
--------------------------------------------------------------------------------
10-20 years                                                                  10%
--------------------------------------------------------------------------------
20-30 years                                                                   2%
--------------------------------------------------------------------------------
Over 30 years                                                                 1%
--------------------------------------------------------------------------------
Duration:                                                              4.2 years
--------------------------------------------------------------------------------

Sector Breakdown
--------------------------------------------------------------------------------
Mortgage-Backed Securities                                                 85.0%
--------------------------------------------------------------------------------
Short-Term Instruments                                                     12.9%
--------------------------------------------------------------------------------
Other                                                                       2.1%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                        90.4%
--------------------------------------------------------------------------------
AA                                                                          2.9%
--------------------------------------------------------------------------------
BBB                                                                         6.7%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class A shares returned 5.04%, outperforming the Lipper Average, which returned 4.76%. Over the same time period, the Fund underperformed its benchmark, the Lehman Mortgage Index, which returned 5.55%. Looking longer term, however, the Fund has outperformed both the Lipper Average and the benchmark over the one-, three-year and since inception periods ended September 30, 2000.

     The Federal Reserve lifted short-term interest rates by 50 basis points at their May meeting, bringing its total tightening tally for this cycle to six, as concern remained that inflationary pressures were building. Supporting the concern, oil prices surged to their highest level in a decade. But the cumulative impact of 175 basis points of tightening began to slow the economy over the past six months, as signs emerged that consumer spending, capital investment and the housing sector were cooling.

     Mortgage-backed securities outpaced Treasuries as investors continued to favor securities with superior credit quality, lower market volatility and attractive yield premiums. Conventional mortgages slightly outperformed GNMAs amid profit taking in GNMAs after their superior performance so far this year.

     The Fund's above-index duration (sensitivity to changes in interest rates) helped performance as intermediate-maturity interest rates fell. Our exposure to GNMA ARMs also enhanced returns as yield spreads of these securities tightened relative to other mortgage securities. The Fund's use of mortgage forward contracts, such as GNMA TBAs, added to returns as the cash backing this exposure was put to work at higher short-term interest rates.

     Looking ahead, we expect growth will continue to moderate worldwide. We also expect inflation to creep higher in the face of continued wage pressures and escalating energy costs. More Fed tightening is unlikely now that U.S. growth is slowing, but the central bank will also refrain from easing to avoid igniting inflation. A focus on quality will continue to be critical for superior performance as credit deterioration continues.

     As a result, we expect to keep duration modestly above the benchmark as near term risks tilt toward lower interest rates in general. We hope to increase our concentration in high coupon mortgages as they offer higher yields at lower durations and are cheaper than they have been historically compared to low coupon issues. We intend to maintain exposure to GNMAs, which have better credit quality than conventional mortgages and trade at similar prices. Finally, we expect to continue to buy mortgages that settle in the future, investing the purchase amount at higher short-term interest rates.

September 30,2000

--------------------------------------------------------------------------------
FOOTNOTES
--------------------------------------------------------------------------------

     A few notes and definitions are needed for a complete understanding of the performance figures.

     Past performance is no guarantee of future results. Investment return will fluctuate, and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed. Total return measures performance, assuming that all dividends and capital gains distributions were reinvested.

   Total return, both with and without a sales charge, has been presented. For shareholders who have not bought or sold shares during the period quoted, the non-adjusted figures are probably more meaningful than the adjusted figures. The adjusted figures for Class A shares include the effect of paying the maximum initial sales charge of either 4.5% (Long-Term U.S. Government, Foreign Bond, Global Bond II, Emerging Markets Bond, High Yield and Total Return Funds), 3.00% (Real Return Bond, Municipal Bond, Low Duration and StocksPLUS Funds) or 2.00% (Short-Term Fund). The adjusted figures for Class B shares include the effect of paying the contingent deferred sales charge (CDSC), which declines from 5% in the first year to 0% at the beginning of the seventh year. The adjusted figures for Class C shares include the effect of paying the 1% CDSC which may apply to shares redeemed during the first year of ownership.

     +Yield is calculated in accordance with current Securities and Exchange Commission regulations and is based on the one-month period ended September 30, 2000.

     Duration is a measurement of a Fund's price sensitivity expressed in years.

     The credit quality of the investments in the portfolio does not apply to the stability or safety of the fund.

     Line graphs have been included so an investor can compare a Fund's historical performance to that of an appropriate broad-based index. Each index reflects a group of unmanaged securities, and it is not possible to directly invest in an unmanaged index. 60% S&P 500/40% LBAG is an unmanaged index comprised of 60% of the return of the S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index. Salomon 3-Month T-Bill is an index representing monthly return equivalents of yield averages of the last 3 months Treasury Bill issues. First Boston Convertible bond is an unmanaged market index comprised of convertible bonds. Lipper Balanced Index is the 30 largest equal weighted Balanced Funds as compiled by Lipper, Inc. The J.P. Morgan Global Index (Hedged) is an index of currency-hedged U.S. and foreign government bonds. The J.P. Morgan Non-U.S. Index (Hedged) is an index of currency-hedged foreign government bonds. The J.P. Morgan Emerging Markets Plus Index is an index of emerging-market bonds. The Lehman Municipal Bond (General, CA & N.Y.) Indexes are indexes of municipal bonds. The Lehman BB Intermediate Corporate Index is an index of intermediate-term bonds with a BB rating. The Merrill Lynch 1-3 Year Treasury Index is an index made up of U.S. Treasury issues with maturities from one to three years. The Lehman Inflation-Linked Treasury Index is an index of inflation linked Treasury bonds. The Lehman Aggregate Bond Index is an index of a variety of bonds. The Long-Term Treasury Index is an index of long-term government securities. The Lipper Money Market Index is an index of money market funds. The Standard & Poor's 500 Index is an index of stocks of large-capitalization companies. Lehman Bros. is an index of mortgages.

     Lipper averages are calculated by Lipper, Inc., a nationally recognized mutual fund performance evaluation firm. They are total-return performance averages of those funds that are tracked by Lipper, with the investment objective noted. They do not take sales charges into account.

     PIMCO Stocks Funds and PIMCO Bond Funds (excluding Long-Term U.S. Govt. and Municipal Bond) can invest a portion of their assets in foreign securities, which can entail special risks due to foreign economic and political developments. These risks can be enhanced when investing in emerging markets. PIMCO Bond Funds (excluding Long-Term U.S. Govt) can invest in lower-rated bonds, which entail special risks such as less liquidity and possibility of default.

     An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

     For additional information on the PIMCO equity funds, contact your financial advisor to receive a prospectus that contains more complete information, including charges and expenses. Or contact PIMCO Funds Distributors LLC at 2187 Atlantic Street, Stamford, CT 06902, www.pimcofunds.com, 1-800-426-0107. Please read the prospectus carefully before you invest or send money.

Schedule of Investments

California Intermediate Municipal Bond Fund
September 30, 2000 (Unaudited)                          Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
 MUNICIPAL BONDS & NOTES 99.9%
--------------------------------------------------------------------------------
California 83.3%
Anaheim, California Public Financing Authority
Revenue Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027                                   $     150     $     152

Antioch, California Public Financing Authority Reassessment
Revenue Bonds, Series 1998-B
5.500% due 09/02/2008                                         495           503

California Educational Facilities Authority Revenue
Bonds, Series 1997-A
5.700% due 10/01/2015                                         135           141

California Health Facilities Financing Authority
Revenue Bonds, (AMBAC Insured), Series 1996-B
4.750% due 07/01/2012 (b)                                   1,100         1,100

California Health Facilities Financing Authority
Revenue Bonds, (MBIA Insured), Series 1998
4.750% due 09/01/2028 (b)                                   2,000         2,000
5.375% due 08/15/2030                                       1,100         1,070

California Health Facilities Financing Authority
Revenue Bonds, Series 1998-B
5.250% due 10/01/2014                                       3,000         2,907

California Housing Finance Agency Revenue Bonds,
(FNMA Insured), Series 1993
4.500% due 07/15/2013 (b)                                     100           100

California Housing Finance Agency Revenue Bonds,
(SPA-Landesbank Hessen Insured), Series 2000-B
4.500% due 02/01/2035 (b)                                     400           400

California Housing Financial Agency Revenue Bonds,
(AMBAC FHA Insured), Series 1996
5.950% due 02/01/20                                           100           106

California Pollution Control Financing Authority
Revenue Bonds, Series 1999-A
4.500% due 08/01/20                                           150           150

California State Department of Water Resources
Central Valley Project Revenue Bonds, Series 1998-U
5.000% due 12/01/2029                                       2,500         2,272

California State Department Veteran Affairs Home
Revenue Bonds, Series 2000-B
4.900% due 12/01/2005                                         500           505

California State Economic Development Financing
Authority Industrial Development Revenue Bonds,
(LOC-U.S. Bank Insured), Series 1997
5.150% due 08/01/2027 (b)                                     780           780

California State General Obligation Bonds,
(AMBAC Insured), Series 1991
6.500% due 09/01/2006                                       2,500         2,781

California State General Obligation Bonds,
(FGIC Insured), Series 1997
5.000% due 10/01/2004                                         325           334

California State General Obligation Bonds,
(MBIA Insured), Series 1991
6.600% due 02/01/2011                                       1,000         1,163

California State General Obligation Bonds,
(MBIA Insured), Series 1992
7.500% due 10/01/2007                                         400           474

California State General Obligation Bonds, Series 1991
6.500% due 09/01/2010                                       1,730         1,997

California State General Obligation Bonds, Series 1997-BL
5.300% due 12/01/2012                                         400           411

California State General Obligation Bonds, Series 2000
5.250% due 03/01/2005                                         100           104
5.500% due 05/01/2011                                       3,250         3,478
5.250% due 03/01/2013                                         300           310
4.850% due 01/01/2027 (b)                                   1,500         1,313

California State Public Works Board Lease Revenue
Bonds, Series 1994-A
6.375% due 11/01/2014                                         500           549

California Statewide Communities Development Authority
Apartment Development Revenue Bonds, Series 1998-A-3
5.100% due 05/15/2025                                       2,000         1,955

California Statewide Communities Development Authority
Certificates of Participation, (AMBAC Insured), Series 1995
4.750% due 07/01/2015 (b)                                     400           400

California Statewide Communities Development Authority
Certificates of Participation, Series 1994
6.500% due 07/01/2015                                       1,000         1,096

Capistrano, California Unified School District Community
Facilities District Special Tax Bonds, Series 1997
7.100% due 09/01/2021                                       2,000         2,290

Capistrano, California Unified School District Community
Facilities District Special Tax Bonds, Series 1999
5.700% due 09/01/2020                                       1,500         1,457

Chico, California Public Financing Authority Revenue
Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011                                         485           504

Chula Vista, California Special Tax Bonds, Series 2000-1
6.350% due 09/01/2017                                         230           235
6.400% due 09/01/2018                                         120           123

Contra Costa County, California Multifamily Mortgage
Revenue Bonds, (LOC-Bank of America NT & SA Insured),
Series 1987-A 4.400% due 12/01/2017 (b)                     1,300         1,300

Corona, California Community Facilities District
Special Tax Bonds, Series 1998
5.875% due 09/01/2023                                       1,000           978

East Bay, California Regional Park District General
Obligation Bonds, Series 1998
5.000% due 09/01/2017                                       2,000         1,960

Evergreen, California School District General Obligation
Bonds, (FGIC Insured), Series 2000-C
10.000% due 09/01/2005                                        465           579
10.000% due 09/01/2006                                        380           490

Foothill Eastern Transportation Corridor Agency Toll
Road Revenue Bonds, (MBIA Insured), Series 1999
5.875% due 01/15/2027                                       2,500         1,490

Irvine Ranch, California Water District Revenue Bonds,
(LOC-Landesbank Hessen-Thrgn Insured), Series 1985
4.750% due 10/01/2010 (b)                                   1,300         1,300

Irvine, California Improvement Bond Act 1915
Revenue Bonds, (LOC-Societe Generale Insured), Series 1997
4.750% due 09/02/2022 (b)                                   2,668         2,668

Irvine, California Improvement Bond Act 1915 Special
Assessment, (LOC-KBC Bank N.V. Insured), Series 1996-A
4.750% due 09/02/2021 (b)                                     400           400

                                                       See accompanying notes 29

California Intermediate Municipal Bond Fund
September 30, 2000 (Unaudited)                          Principal
                                                           Amount         Value
                                                           (000s)        (000s)
================================================================================
Irvine, California Improvement Bond Act 1915 Special
Assessment, (LOC-KBC Bank N.V. Insured), Series 1999
4.750% due 09/02/2024 (b)                               $   1,600     $   1,600

Livermore Valley, California Joint Unified School District
General Obligation Bonds, (MBIA Insured), Series 2000
6.500% due 08/01/2003                                       1,000         1,061

Long Beach, California Harbor Revenue Bonds,
(MBIA Insured), Series 1995
6.500% due 05/15/2005                                         220           238

Long Beach, California Harbor Revenue Bonds, Series 1993
4.700% due 05/15/2004                                         150           151

Los Angeles County, California Transportation
Commission Certificates of Participation, Series 1992-B
6.250% due 07/01/2004                                         500           525

Los Angeles, California Community Redevelopment Agency
Certificates of Participation Revenue Bonds, Series 1984
7.550% due 11/01/2008                                         415           460

Los Angeles, California Department of Water & Power
Electric Plant Revenue Bonds, Series 2000 276
3.480% due 11/15/2010 (b)                                     200           200

Los Angeles, California Department of Water & Power
Waterworks Revenue Bonds, (MBIA Insured), Series 1994
6.375% due 07/01/2034                                       2,150         2,333

Los Angeles, California State Building Authority Lease
Revenue Bonds, Series 1999-A
4.600% due 10/01/2007                                         150           151

Los Angeles, California Unified School District General
Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010                                          30            31

Los Angeles, California Wastewater System Revenue
Bonds, (MBIA Insured), Series 1998-C
4.000% due 06/01/2015                                       1,770         1,542

Metropolitan Water District Southern California
General Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007                                         150           174

Metropolitan Water District Southern California
Revenue Bonds, (SPA-Westdeutsche Landesbank Insured),
Series 2000 4.700% due 07/01/2035 (b)                         200           200

Metropolitan Water District Southern California
Revenue Bonds, Series 1993
6.050% due 10/30/2020 (b)                                     600           592

Newport Beach, California Revenue Bonds,
(SPA-Bank of America NT & SA Insured), Series 1996-A
5.400% due 10/01/2026 (b)                                     300           300

Newport Beach, California Revenue Bonds,
(SPA-Bank of America NT & SA Insured), Series 1996-B
5.350% due 10/01/2026 (b)                                     100           100

Newport Beach, California Revenue Bonds,
(SPA-Bank of America NT & SA Insured), Series 1996-C
5.400% due 10/01/2026 (b)                                     100           100

Orange County, California Airport Revenue Bonds,
(MBIA Insured), Series 1993
5.250% due 07/01/2006                                       1,565         1,612

Orange County, California Improvement Bond
Special Assessment, (LOC-Societe Generale &
LOC-KBC Bank N.V. Insured), Series 1988
4.750% due 09/02/2018 (b)                                   1,900         1,900

Orange County, California Local Transportation Authority
Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011                                       3,250         3,640

Orange County, California Revenue Bonds,
(MBIA Insured), Series 1995-A
6.000% due 06/01/2010                                       1,000         1,114

Orange County, California Sanitation District
Certificates of Participation, (LOC-National
Westminster Insured), Series 1990
4.750% due 08/01/2015 (b)                                   3,665         3,665

Orange County, California Water District
Certificates of Participation, (LOC-Bayerishe
Landesbank Insured), Series 1990
4.500% due 08/15/2015 (b)                                     700           700

Otay, California Water District Certificates of
Participation, (LOC-Landesbank Hessen-Thrgn
Insured), Series 1996
4.400% due 09/01/2026 (b)                                     200           200

Oxnard, California Improvement Bond Act 1915 Special
Assessment, Series 1997
5.500% due 09/02/2004                                       1,215         1,234

Pacific Housing & Finance Agency, California Revenue
Bonds, (MBIA Insured), Series 1999
4.625% due 12/01/2004                                         250           253

Pioneers Memorial Healthcare District, California General
Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024                                       1,000           949

Port of Oakland, California Revenue Bonds,
(FGIC Insured), Series 2000
5.500% due 11/01/2009                                         500           530

Redding, California Electric System Revenue
Certificates of Participation, (FGIC Insured), Series 1993
5.684% due 06/28/2019                                         500           507

Riverside County, California Asset Leasing Corp.
Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010                                         250           263

Sacramento County, California Sanitation District
Financing Authority Revenue Bonds,
(LOC-Credit Agricole Indosez Insured), Series 2000
4.500% due 12/01/2030 (b)                                   1,900         1,900

Sacramento County, California Sanitation District
Financing Authority Revenue Bonds, Series 2000-A
4.900% due 12/01/2007                                       1,000         1,032
5.100% due 12/01/2009                                       1,000         1,048
5.100% due 12/01/2010                                       1,000         1,046

Sacramento, California Municipal Utility District
Revenue Bonds, Series 1983-M
9.000% due 04/01/2013                                         960         1,245

San Bernardino County, California Housing Authority
Multifamily Housing Revenue Bonds, (LOC-California
Federal Bank & LOC-Federal Home Loan Bank Insured),
Series 1993
3.250% due 02/01/2023 (b)                                     400           400

San Francisco, California City & County Airport
Commission International Airport Revenue Bonds,
(FGIC Insured), Series 1996,-12-A
5.625% due 05/01/2005                                         400           418

San Francisco, California City & County Airport
Commission International Airport Revenue Bonds,
(FSA Insured), Series 1998-16A
5.500% due 05/01/2015                                         300           306

30 See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
================================================================================
San Francisco, California City & County Airport
Commission International Airport Revenue Bonds,
(MBIA Insured), Series 1996-14A
8.000% due 05/01/2005                                   $     500     $     569

San Francisco, California City & County Public
Utilities Commission Revenue Bonds, Series 1992-A
6.400% due 11/01/2007                                       2,500         2,647

San Jose, California Multifamily Housing Revenue
Bonds, (LOC-Bay View Bank N.A. & LOC-Federal Home
Loan Bank Insured), Series 1999
4.950% due 06/01/2039                                       1,000         1,003

San Jose, California Redevelopment Agency Tax
Allocation, (MBIA Insured), Series 1993
6.000% due 08/01/2010                                         600           669

San Pablo, California Redevelopment Agency
Revenue Bonds, Series 1979
8.000% due 10/01/2011                                         145           168

Santa Margarita/Dana Point Authority, California
Revenue Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006                                         150           172

Santa Rosa, California Multifamily Housing
Revenue Bonds, (LOC-U.S. Bank N.A. Insured),
Series 1997-A 4.600% due 06/01/2027 (b)                       100           100

South Tahoe, California Joint Powers Financing
Authority Revenue Bonds, Series 1999-A
7.300% due 10/01/2007                                         150           154

Stockton, California Certificates of Participation,
Series 1999 4.750% due 08/01/2006                             120           121
                                                                      ----------
                                                                         83,648
                                                                      ==========
Puerto Rico 12.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009                                       3,000         3,459

Puerto Rico Commonwealth General Obligation Bonds,
(MBIA Insured), Series 1995
5.200% due 07/01/2006                                         410           429

Puerto Rico Commonwealth Highway & Transportation
Authority Highway Revenue Bonds, Series 1993-X
5.350% due 07/01/2005                                       5,000         5,137

Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Bonds, Series 1993-X
5.200% due 07/01/2003                                         500           510

Puerto Rico Commonwealth Infrastructure Financing
Authority Revenue Bonds, (AMBAC Insured),
Series 1998-A 5.250% due 07/01/2010                           150           157

Puerto Rico Electric Power Authority Power Revenue
Bonds, Series 1995-X
6.125% due 07/01/2021                                         500           548

Puerto Rico Industrial Tourist Educational, Medical &
Environmental Control Facilities Revenue Bonds,
Series 2000 5.300% due 11/15/2005                             250           255

Puerto Rico Industrial Tourist Environmental Central
Facilities Revenue Bonds, Series 2000
5.300% due 11/15/2004                                         150           153

Puerto Rico Municipal Finance Agency General
Obligation Bonds, (FSA Insured), Series 1999-A
5.000% due 08/01/2004                                       1,000         1,027

Puerto Rico Public Finance Corp. Revenue Bonds,
(AMBAC Insured), Series 1998-A
5.000% due 06/01/2007                                         500           517
                                                                      ----------
                                                                         12,192
                                                                      ==========
Virgin Islands 4.5%
Virgin Islands Public Finance Authority Revenue Bonds,
Series 1998-C
5.500% due 10/01/2008                                       3,000         3,015
5.500% due 10/01/2007                                       1,500         1,508
                                                                      ----------
                                                                          4,523
                                                                      ----------
Total Municipal Bonds & Notes                                           100,363
(Cost $97,895)                                                        ==========
--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 0.1%
--------------------------------------------------------------------------------
Commercial Paper 0.1%
R & T California Money Market
    3.710% due 10/02/2000                                     154           154
                                                                      ----------
Total Short-Term Instruments                                                154
(Cost $154)                                                           ==========

Total Investments (a) 100%                                            $ 100,517
(Cost $98,049)

Other Assets and Liabilities (Net) (0.0%)                                   (26)
                                                                      ----------
Net Assets 100.0%                                                     $ 100,491
                                                                      ==========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                                         $   2,491

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                             (23)
                                                                      ----------
Unrealized appreciation-net                                           $   2,468
                                                                      ==========
(b) Variable rate security. The rate listed is as of September 30, 2000.

                                                       See accompanying notes 31

Schedule of Investments

California Municipal Bond Fund
September 30, 2000 (Unaudited)                          Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
 MUNICIPAL BONDS & NOTES 97.3%
--------------------------------------------------------------------------------
California 67.6%
California State Department Water Center
Revenue Bonds, Series 1993
8.375% due 12/01/2003                                   $     150     $     168

California State General Obligation,
(FGIC Insured), Series 1997
6.600% due 02/01/2011                                         500           581

Capistrano Unified School District Community
Facilities District Special Tax Bond, Series 1999
5.700% due 09/01/2020                                         500           486

Chula Vista California Special Tax Bond, Series 2000-1
6.400% due 09/01/2018                                         125           128

Corona Community Facilities District Special
Tax Bond, Series 1998
5.875% due 09/01/2023                                         150           147

East Bay Municipal Utility District Wastewater Treatment
System Revenue Bonds, (AMBAC Insured), Series 1993
6.420% due 06/01/2013                                         400           415

Foothill Eastern Transportation Corridor Agency Toll
Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2027                                         500           298

Los Angeles County Transportation Commission
Certificates of Partnership, Series 1992
6.250% due 07/01/2004                                         500           525

Los Angeles Department of Water & Power Waterworks
Revenue Bonds, (MBIA Insured), Series 1994
6.375% due 07/01/2034                                         350           380

Los Angeles, California Wastewater System
Revenue Bonds, (MBIA Insured), Series 1998-C
4.000% due 06/01/2015                                         400           348

Metropolitan Water District Southern California
Revenue Bonds, Series 1993
6.253% due 10/30/2020                                         200           197

Orange County California Revenue Bonds, Series 1995
6.000% due 06/01/2010                                         750           835

Orange County Local Transportation Authority Sales Tax
Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011                                         750           840

Pioneers Memorial Healthcare District
General Obligation, Series 1998
5.125% due 10/01/2024                                         400           380

San Jose Redevelopment Agency Tax
Allocation, (MBIA Insured), Series 1993
6.000% due 08/01/2010                                         300           335

Southern California Public Power Authority
Revenue Bonds, (FSA-CR Insured), Series 1993
5.000% due 07/01/2015                                         110           107
                                                                      ----------
                                                                           6,170
                                                                      ==========
Puerto Rico 25.3%
Puerto Rico Aqueduct & Sewer Authority Revenue
Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009                                       2,000         2,306
                                                                      ----------
Virgin Islands 4.4%
Virgin Islands Public Finance Authority Revenue Bonds,
Series 1998-C 5.500% due 10/01/2008                           405           407
                                                                      ----------
Total Municipal Bonds & Notes                                             8,883
(Cost $8,665)                                                         ==========
--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 1.2%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (b)
   3.625% due 07/15/2002                                      108           108
                                                                      ----------
Total U.S. Treasury Obligations                                             108
(Cost $107)                                                           ==========

Total Investments (a) 98.5%                                           $   8,991
(Cost $8,772)

Other Assets and Liabilities (Net) 1.5%                                     137
                                                                      ----------
Net Assets 100.0%                                                     $   9,128
                                                                      ==========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                                         $     219

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                               0
                                                                      ----------
Unrealized appreciation-net                                           $     219
                                                                      ==========
(b) Principal amount of the security is adjusted for inflation.

32 See accompanying notes

Schedule of Investments

Convertible Fund
September 30, 2000 (Unaudited)                          Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
 CONVERTIBLE BONDS & NOTES 71.9%
--------------------------------------------------------------------------------
Banking & Finance 5.8%
ACOM Co. Ltd.
   0.000% due 03/31/2002                                $  50,000     $     501
Exchangeable Certificates Corp.
   0.250% due 04/12/2005                                    5,950         5,783
Hellenic Finance
   2.000% due 07/15/2003                                      500           443
JMH Finance Ltd.
   4.750% due 09/06/2007                                    1,200         1,237
Merrill Lynch & Co.
   1.000% due 07/20/2006                                    1,775         1,356
                                                                      ----------
                                                                          9,320
                                                                      ==========
Energy 1.8%
Diamond Offshore Drilling
   3.750% due 02/15/2007                                    2,560         2,902
                                                                      ----------
Health Care 16.4%
Alza Corp.
   0.000% due 07/28/2020                                    7,750         5,406
Athena Neurosciences, Inc.
   4.750% due 11/15/2004                                      750         1,150
Centocor, Inc.
   4.750% due 02/15/2005                                    2,100         2,698
Ivax Corp.
   5.500% due 05/15/2007                                    2,300         3,355
Mercury Interactive Corp.
   4.750% due 07/01/2007                                    1,800         2,786
Millennium Pharmaceuticals
   5.500% due 01/15/2007                                    1,500         2,837
Roche Holdings, Inc.
   0.000% due 01/19/2015                                    2,950         2,817
Vertex Pharmaceuticals
   5.000% due 03/14/2007                                    3,000         3,495
Wellpoint Health Network, Inc.
   0.000% due 07/02/2019                                    2,000         1,573
                                                                      ----------
                                                                         26,117
                                                                      ==========
Industrial 5.0%
Celestica, Inc.
   0.000% due 08/01/2020                                    3,500         1,750
Dupont Photomasks, Inc.
   0.000% due 07/24/2004                                      800           774
Kohls Corp.
   0.000% due 06/12/2020                                    2,500         1,469
Solectron Corp.
   0.000% due 01/27/2019                                    2,000         1,475
Young & Rubicam, Inc.
   3.000% due 01/15/2005                                    2,500         2,466
                                                                      ----------
                                                                          7,934
                                                                      ==========
Technology 36.3%
Analog Devices, Inc.
   4.750% due 10/01/2005                                    3,200         3,353
ASM Lithography Holding
   4.250% due 11/30/2004                                    2,000         2,250
   2.500% due 04/09/2005                                    1,500         1,160
AT&T - Liberty Media Group
   4.000% due 11/15/2029                                    3,200         3,004
Clear Channel Communications, Inc.
   1.500% due 12/01/2002                                      650           604
   2.630% due 04/01/2003                                    3,300         3,622
Comverse Technology, Inc.
   4.500% due 07/01/2005                                    1,040         5,305
Exodus Communications, Inc.
   4.750% due 07/15/2008                                    2,000         3,075
Hewlett Packard Co.
   0.000% due 10/14/2017                                    4,450         3,271
I2 Technologies, Inc.
   5.250% due 12/15/2006                                    2,500         6,653
Juniper Networks, Inc.
   4.750% due 03/15/2007                                    2,000         3,082
Lattice Semiconductor Co.
   4.750% due 11/01/2006                                    1,600         2,318
LSI Logic Corp.
   4.250% due 03/15/2004                                      500           990
Nextel Communications, Inc.
   5.250% due 01/15/2010                                    3,000         2,828
Sanmina Corp.
   4.250% due 05/01/2004                                      700         1,579
   0.000% due 09/12/2020                                    7,000         3,103
SCI Systems, Inc.
   3.000% due 03/15/2007                                    2,750         2,753
Stmicroelectron
   0.000% due 09/22/2009                                    1,900         2,522
U.S. Cellular Corp.
   0.000% due 06/15/2015                                    3,600         2,466
Veritas Software Corp.
   1.860% due 08/13/2006                                    1,000         4,110
                                                                      ----------
                                                                         58,048
                                                                      ==========
Utilities 6.6%
AES Corp.
   4.500% due 08/15/2005                                      750         1,932
AES Trust VII
   6.000% due 01/01/2000                                       24         1,995
Alliant Energy Resources, Inc.
   4.910% due 01/01/2000                                       33         1,982
Kerr-McGee Corp.
   5.250% due 02/15/2010                                    1,000         1,247
Nabors Industries, Inc.
   0.000% due 06/20/2020                                    4,900         3,418
                                                                      ----------
                                                                         10,574
                                                                      ----------
Total Convertible Bonds & Notes                                         114,895
(Cost $99,333)                                                        ==========
--------------------------------------------------------------------------------
 CONVERTIBLE PREFERRED STOCK 23.3%
--------------------------------------------------------------------------------
                                                           Shares
Banking & Finance 3.2%
Metlife Capital Trust I Cvt. Pfd.
   5.680% due 01/01/2000                                   61,000         5,078
                                                                      ----------
Energy 6.4%
Apache Corp. Cvt. Pfd.
   6.500% due 05/15/2002                                   17,000           872
Coastal Corp. Cvt. Pfd.
   6.625% due 08/16/2002                                   10,000           416
Kerr-McGee Corp. Cvt. Pfd.
   5.500% due 08/01/2004                                  108,900         5,918
Valero Energy Cvt. Pfd.
   7.750% due 08/18/2003                                  100,500         2,952
                                                                      ----------
                                                                         10,158
                                                                      ==========
Industrial 5.2%
Decs Trust VI Cvt. Pfd.
   6.250% due 11/15/2002                                   40,000         1,800
Qwest Trends Trust Cvt. Pfd.
   2.400% due 01/01/2000                                   25,000         1,969
Sealed Air Corp. Cvt. Pfd.
   4.000% due 04/01/2018                                    2,000            90
Times Mirror Co. Cvt. Pfd.
   4.250% due 03/15/2001                                    4,000           339
Tribune Co. Cvt. Pfd.
   2.000% due 05/15/2029                                   35,100         4,168
                                                                      ----------
                                                                          8,366
                                                                      ==========
Utilities 8.5%
Calpine Capital Trust III Cvt. Pfd.
   5.000% due 01/01/2000                                   70,000         4,489
Enron Corp. Cvt. Pfd.
   7.000% due 07/31/2002                                  108,000         3,841
MediaOne Group, Inc. Cvt. Pfd.
   6.250% due 08/15/2001                                    9,500           791
SEI Trust I Cvt. Pfd.
   6.250% due 10/01/2030                                   50,000         3,294
Weatherford International, Inc. Cvt. Pfd.
   5.000% due 11/01/2027                                   25,000         1,191
                                                                      ----------
                                                                         13,606
                                                                      ----------
Total Convertible Preferred Stock                                        37,208
(Cost $30,604)                                                        ==========

                                                       See accompanying notes 33

Schedule of Investments

Convertible Fund
September 30, 2000 (Unaudited)
                                                                          Value
                                                           Shares        (000s)
--------------------------------------------------------------------------------
 COMMON STOCKS 5.0%
--------------------------------------------------------------------------------
Communications 0.0%
Leap Wireless International, Inc.                             344     $      22


Consumer Discretionary 1.2%
Time Warner, Inc.                                          24,792         1,940

Technology 3.8%
EMC Corp.                                                  60,668         6,014
                                                                      ----------
Total Common Stocks                                                       7,976
(Cost $5,207)                                                         ==========

 SHORT-TERM INSTRUMENTS 2.9%

                                                        Principal
                                                           Amount
                                                           (000s)
Commercial Paper 2.5%
Federal Home Loan Mortgage Corp.
   6.440%due10/12/2000                                  $   2,600         2,595
General Electric Capital Corp.
   6.470% due 12/20/2000                                      700           690
Ingersoll-Rand Co.
   6.840% due 10/02/2000                                      700           700
                                                                      ----------
                                                                          3,985
                                                                      ==========
Repurchase Agreements 0.4%
State Street Bank
   5.850% due 10/02/2000                                      576           576
    (Dated 9/29/2000. Collateralized by
    Federal Home Loan Bank
    7.090% due 09/19/2003 valued at $590.
    Repurchase proceeds are $576.)
                                                                      ----------
Total Short-Term Instruments                                              4,561
(Cost $4,561)                                                         ==========

Total Investments (a) 103.1%                                          $ 164,640
(Cost $139,705)


Other Assets and Liabilities (Net) (3.1%)                                (4,967)
                                                                      ----------
Net Assets 100.0%                                                     $ 159,673
                                                                      ==========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                        $  29,506

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (4,571)
                                                                      ----------
Unrealized appreciation-net                                           $  24,935
                                                                      ==========
34 See accompanying notes

Schedule of Investments

Emerging Markets Bond Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
 ARGENTINA 3.5%
--------------------------------------------------------------------------------
Republic of Argentina
   7.375% due 03/31/2005 (d)                        $      540      $      498
  11.375% due 01/30/2017 (f)                             1,100             985
   6.875% due 03/31/2023                                   500             343
                                                                    ------------
Total Argentina                                                          1,826
(Cost $1,818)                                                       ============
--------------------------------------------------------------------------------
 BERMUDA 0.4%
--------------------------------------------------------------------------------
IMEXA Export Trust
  10.125% due 05/31/2003                            $      214             213
                                                                    ------------
Total Bermuda                                                              213
(Cost $210)                                                         ============
--------------------------------------------------------------------------------
 BRAZIL 29.9%
--------------------------------------------------------------------------------
Republic of Brazil
   7.375% due 04/15/2006 (d)(f)                     $    6,354           5,996
  14.500% due 10/15/2009 (f)                             2,300           2,536
   7.437% due 04/15/2012                                   500             385
   8.000% due 04/15/2014 (f)                               868             669
   6.937% due 04/15/2024                                   400             319
  12.250% due 03/06/2030 (f)                             4,950           4,505
  11.000% due 08/17/2040                                 1,297           1,036
                                                                    ------------
Total Brazil                                                            15,446
(Cost $15,215)                                                      ============
--------------------------------------------------------------------------------
 BULGARIA 6.0%
--------------------------------------------------------------------------------
Republic of Bulgaria
   7.062% due 07/28/2011                            $    1,250             947
   7.062% due 07/28/2024 (d)                             2,810           2,150
                                                                    ------------
Total Bulgaria                                                           3,097
(Cost $3,185)                                                       ============
--------------------------------------------------------------------------------
 COLOMBIA 1.0%
--------------------------------------------------------------------------------
Republic of Colombia
   7.625% due 02/15/2007                            $      420             322
   8.700% due 02/15/2016                                   130              89
  11.750% due 02/25/2020                                   100              85
                                                                    ------------
Total Colombia                                                             496
(Cost $504)                                                         ============
--------------------------------------------------------------------------------
 JORDAN 2.5%
--------------------------------------------------------------------------------
Kingdom of Jordan
   6.000% due 12/23/2023                            $    1,700           1,270
                                                                    ------------
Total Jordan                                                             1,270
(Cost $1,190)                                                       ============
--------------------------------------------------------------------------------
 MALAYSIA 5.0%
--------------------------------------------------------------------------------
Republic of Malaysia
   6.875% due 05/15/2001                            $    1,500           1,500
   8.750% due 06/01/2009                                 1,000           1,052
                                                                    ------------
Total Malaysia                                                           2,552
(Cost $2,541)                                                       ============
--------------------------------------------------------------------------------
 MEXICO 23.4%
--------------------------------------------------------------------------------
Nacional Financiera
   8.565% due 05/08/2003                            $    1,500           1,523
United Mexican States
   8.500% due 02/01/2006                                 1,500           1,501
  10.375% due 02/17/2009                                   650             709
   9.875% due 02/01/2010                                 1,250           1,332
   6.250% due 12/31/2019                                 2,900           2,607
   7.312% due 12/31/2019                                 1,650           1,724
   7.925% due 12/31/2019                                   525             549
  11.500% due 05/15/2026                                 1,725           2,098
United Mexican States Recovery Rights
   0.000% due 06/30/2003                                 3,980               0
                                                                    ------------
Total Mexico                                                            12,043
(Cost $11,588)                                                      ============
--------------------------------------------------------------------------------
 MOROCCO 1.2%
--------------------------------------------------------------------------------
Republic of Morocco
   7.750% due 01/01/2009                            $      699         $   619
                                                                    ------------
Total Morocco                                                              619
(Cost $626)                                                         ============
--------------------------------------------------------------------------------
 NIGERIA 0.8%
--------------------------------------------------------------------------------
Central Bank of Nigeria
   6.250% due 11/15/2020                            $      750             433
Central Bank of Nigeria - Warrant
   0.000% due 11/15/2020                                     1               0
                                                                    ------------
Total Nigeria                                                              433
(Cost $421)                                                         ============
--------------------------------------------------------------------------------
 PANAMA 4.2%
--------------------------------------------------------------------------------
Republic of Panama
   7.930% due 05/10/2002                            $       92              91
   4.500% due 07/17/2014                                 1,750           1,414
   8.875% due 09/30/2027                                   335             281
   9.375% due 04/01/2029                                   400             385
                                                                    ------------
Total Panama                                                             2,171
(Cost $2,186)                                                       ============
--------------------------------------------------------------------------------
 PERU 3.9%
--------------------------------------------------------------------------------
Republic of Peru
   3.750% due 03/07/2017                            $    2,100           1,174
   4.500% due 03/07/2017                                 1,310             817
                                                                    ------------
Total Peru                                                               1,991
(Cost $2,105)                                                       ============
--------------------------------------------------------------------------------
 PHILIPPINES 1.2%
--------------------------------------------------------------------------------
Republic of Philippines
   7.937% due 12/01/2007                            $       66              53
   9.875% due 01/15/2019                                   275             225
   9.875% due 01/15/2019 (f)                               410             337
                                                                    ------------
Total Philippines                                                          615
(Cost $642)                                                         ============
--------------------------------------------------------------------------------
 POLAND 2.9%
--------------------------------------------------------------------------------
Republic of Poland
   6.000% due 10/27/2014                            $      615             566
   3.500% due 10/27/2024                                 1,475             929
                                                                    ------------
Total Poland                                                             1,495
(Cost $1,447)                                                       ============
--------------------------------------------------------------------------------
 RUSSIA 7.8%
--------------------------------------------------------------------------------
Russian Federation
   9.250% due 11/27/2001                            $      100              97
   8.750% due 07/24/2005                                   700             555
   6.057% due 12/15/2015                                   505             175
  11.000% due 07/24/2018                                   650             475
   0.000% due 12/15/2020                                 3,300           1,122
  12.750% due 06/24/2028                                 1,850           1,615
                                                                    ------------
Total Russia                                                             4,039
(Cost $3,319)                                                       ============
--------------------------------------------------------------------------------
 SOUTH KOREA 4.8%
--------------------------------------------------------------------------------
Hanvit Bank
  11.750% due 03/01/2010                            $      200             199
  12.750% due 03/01/2010                                   250             255
Korea Development Bank
   9.450% due 03/15/2001                                   500             506
   7.125% due 09/17/2001                                   500             499
Republic of Korea
   8.875% due 04/15/2008                                   975           1,024
                                                                    ------------
Total South Korea                                                        2,483
(Cost $2,436)                                                       ============

                                                       See accompanying notes 35

Schedule of Investments

Emerging Markets Bond Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
 TURKEY 0.6%
--------------------------------------------------------------------------------
Export Credit Bank of Turkey
  11.500% due 02/25/2005                                $    100      $     99
Republic of Turkey
  11.875% due 11/05/2004                                     215           224
                                                                    ------------
Total Turkey                                                               323
(Cost $321)                                                         ============
--------------------------------------------------------------------------------
 VENEZUELA 6.2%
--------------------------------------------------------------------------------
Republic of Venezuela
   7.875% due 12/18/2007 (d)                            $  1,607         1,381
   6.750% due 03/31/2020                                   1,100           825
   9.250% due 09/15/2027                                   1,500         1,014
Republic of Venezuela - Warrant
   0.000% due 04/15/2020                                       6             0
                                                                    ------------
Total Venezuela                                                          3,220
(Cost $3,133)                                                       ============

 Short-Term Instruments 7.7%

Commercial Paper 5.6%
Alcoa, Inc.
   6.450% due 12/06/2000                                $    200           198
General Electric Capital Corp.
   6.470% due 12/13/2000-12/20/2000 (e)                    1,400           888
Ingersoll-Rand Co.
   6.740% due 11/15/2000                                     400           397
International Paper Co.
   6.700% due 10/05/2000                                     400           400
National Power Corp.
   7.625% due 11/15/2000                                   1,000         1,000
                                                                    ------------
                                                                         2,883
                                                                    ============
Repurchase Agreement 2.1%
State Street Bank
    5.850% due 10/02/2000                                  1,071         1,071
    (Dated 9/29/2000. Collateralized by Federal
    National Mortgage Association
    7.050% due 02/28/2002 valued at $1,097
    Repurchase proceeds are $1,072.)
                                                                    ------------
Total Short-Term Instruments                                             3,954
(Cost $3,950)                                                       ============

Total Investments (a) 113.0%                                          $ 58,286
(Cost $56,836)

Other Assets and Liabilities (Net) (13.0%)                              (6,707)
                                                                    ------------
Net Assets 100.0%                                                     $ 51,579
                                                                    ============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                                         $  2,065

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                           (615)
                                                                    ------------
Unrealized appreciation-net                                           $  1,450
                                                                    ============
(b) Foreign forward currency contracts outstanding at September 30, 2000:

                             Principal
                                Amount                              Unrealized
                            Covered by        Settlement         Appreciation/
Type        Currency          Contract             Month        (Depreciation)
--------------------------------------------------------------------------------

Buy               CP            67,438           12/2000              $     (5)
Buy               EC               186           11/2000                   (34)
Buy                                496           10/2000                   (13)
Sell                                93           11/2000                    18
Buy               HF           165,000           11/2000                   (33)
Buy               PZ               750           11/2000                     2
Buy                              2,000           12/2000                    (7)
Buy                              1,000           01/2001                    (8)
                                                                       ---------
                                                                       $    (80)
                                                                       =========

(c) Principal amount denoted in indicated currency:

       CP - Chilean Peso
       EC - European Currency Unit
       HF - Hugarian Forint
       PZ - Polish Zloty

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Subject to financing transaction.

36 See accompanying notes

Schedule of Investments

Foreign Bond Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
 ARGENTINA (f)(g) 0.3%
--------------------------------------------------------------------------------
Republic of Argentina
   5.000% due 12/20/2002                           JY  219,000      $    2,041
                                                                    ------------
Total Argentina                                                          2,041
(Cost $1,741)                                                       ============
--------------------------------------------------------------------------------
 ARUBA (f)(g) 0.3%
--------------------------------------------------------------------------------
YTP Finance (Aruba)
   3.500% due 07/18/2012                           JY  200,000           1,901
                                                                    ------------
Total Aruba                                                              1,901
(Cost $1,899)                                                       ============
--------------------------------------------------------------------------------
 AUSTRALIA (f)(g) 3.7%
--------------------------------------------------------------------------------
Bankers Trust Corp.
   6.970% due 06/02/2008 (d)                        $    4,800           4,672
General Electric Capital Funding
   6.750% due 09/15/2007                           A$      750             410
General Motors Acceptance Corp.
   5.020% due 03/25/2002                           EC   10,300           9,080
Registered Australian Mortgage Securities
   4.770% due 09/26/1932 (d)                             4,761           4,203
Torrens Trust
   6.880% due 07/15/2031 (d)                        $    3,211           3,211
                                                                    ------------
Total Australia                                                         21,576
(Cost $22,819)                                                      ============
--------------------------------------------------------------------------------
 AUSTRIA (f)(g) 0.2%
--------------------------------------------------------------------------------
Republic of Austria
   5.500% due 01/15/2010                           EC    1,200           1,052
                                                                    ------------
Total Austria                                                            1,052
(Cost $1,041)                                                       ============
--------------------------------------------------------------------------------
 BELGIUM (f)(g) 0.7%
--------------------------------------------------------------------------------
Kingdom of Belgium
   9.000% due 03/28/2003                           EC        5               5
   6.750% due 11/21/2004 (d)                       BF  183,200           4,215
                                                                    ------------
Total Belgium                                                            4,220
(Cost $6,060)                                                       ============
--------------------------------------------------------------------------------
 BRAZIL (f)(g) 0.2%
--------------------------------------------------------------------------------
Republic of Brazil
   7.880% due 01/01/2001 (d)                        $      148             148
   7.380% due 04/15/2006 (d)                                10               9
  11.250% due 07/26/2007                                 1,000           1,004
  14.500% due 10/15/2009                                   200             221
                                                                    ------------
Total Brazil                                                             1,382
(Cost $1,325)                                                       ============
--------------------------------------------------------------------------------
 BULGARIA (f)(g) 0.8%
--------------------------------------------------------------------------------
Republic of Bulgaria
   7.750% due 07/28/2011 (d)                        $    2,670           2,023
   2.750% due 07/28/2012 (d)                             1,300             947
   7.750% due 07/28/2024 (d)                             2,600           1,989
                                                                    ------------
Total Bulgaria                                                           4,959
(Cost $4,909)                                                       ============
--------------------------------------------------------------------------------
 CANADA (f)(g) 0.5%
--------------------------------------------------------------------------------
Beneficial Canada, Inc.
   6.350% due 04/01/2002                           C$    3,440           2,292
Commonwealth of Canada
   5.250% due 09/01/2003                                   640             419
                                                                    ------------
Total Canada                                                             2,711
(Cost $2,813)                                                       ============
--------------------------------------------------------------------------------
 CAYMAN ISLANDS (f)(g) 2.9%
--------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior, S.N.C.
   5.300% due 09/21/2000                           JY  200,000      $    1,852
Capital Credit Card Corp.
   5.630% due 10/15/2004                           DM    2,800           1,266
Daiwa International Finance Cayman
   5.000% due 12/28/2004                           JY  300,000           2,806
Fuji Finance (Cayman)
   7.290% due 04/15/2010 (d)                        $    1,900           1,894
MBNA American Euro
   4.980% due 05/19/2004 (d)                       EC    8,100           7,465
Sakura Capital Funding
   7.560% due 09/29/2049 (d)                        $    1,600           1,552
                                                                    ------------
Total Cayman Islands                                                    16,835
(Cost $18,212)                                                      ============
--------------------------------------------------------------------------------
 COLOMBIA (f)(g) 0.2%
--------------------------------------------------------------------------------
Republic of Colombia
   3.000% due 12/22/2000                           JY  150,000           1,373
                                                                    ------------
Total Colombia                                                           1,373
(Cost $1,151)                                                       ============
--------------------------------------------------------------------------------
 DENMARK (f)(g) 2.8%
--------------------------------------------------------------------------------
Nykredit
   5.000% due 10/01/2029                           DK   58,900           6,054
Realkredit Danmark Mortgage
   5.000% due 10/01/2029                                25,627           2,633
   6.000% due 10/01/2029                                24,500           2,710
Unikredit Realkredit
   6.000% due 07/01/2029                                20,700           2,291
   5.000% due 10/01/2029                                27,697           2,855
                                                                    ------------
Total Denmark                                                           16,543
(Cost $18,073)                                                      ============
--------------------------------------------------------------------------------
 FRANCE (f)(g) 8.3%
--------------------------------------------------------------------------------
AXA
   2.500% due 01/01/2014                           EC      835             767
France Government Bond (OAT)
   4.000% due 04/25/2009                                 8,250           6,622
   5.500% due 04/25/2010                                13,960          12,418
Republic of France
   3.000% due 07/25/2009 (h)(i)                          3,105           2,586
   4.000% due 10/25/2009                                32,950          26,255
                                                                    ------------
Total France                                                            48,648
(Cost $53,005)                                                      ============
--------------------------------------------------------------------------------
 GERMANY (f)(g) 8.8%
--------------------------------------------------------------------------------
Barclays Capital Corp.
   3.250% due 12/20/2000                           DM    2,000             902
Depfa Pfandbriefbank
   4.750% due 07/15/2008                           EC    3,590           2,976
   5.750% due 03/04/2009 (i)                       DM    3,560           3,133
Republic of Germany
   6.000% due 07/04/2007                           EC   22,450          20,661
   5.250% due 01/04/2008                                26,450          23,360
   4.500% due 07/04/2009                                    20              17
   6.250% due 01/04/2024                                   680             648
                                                                    ------------
Total Germany                                                           51,697
(Cost $52,483)                                                      ============
--------------------------------------------------------------------------------
 GREECE (f)(g) 3.8%
--------------------------------------------------------------------------------
CSFP Credit
   7.420% due 11/19/2004 (d)(k)                     $   19,000          19,171
Hellenic Finance
   2.000% due 07/15/2003                           EC    1,600           1,417
Hellenic Republic
   7.850% due 05/19/2003 (d)                       GD  100,000             270
   7.890% due 06/17/2003 (d)                           107,400             290
  10.240% due 10/23/2003 (d)                           376,000           1,013
                                                                    ------------
Total Greece                                                            22,161
(Cost $22,932)                                                      ============

                                                       See accompanying notes 37

Foreign Bond Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
 ITALY (f)(g) 11.7%
--------------------------------------------------------------------------------
Finmeccanica SpA
   2.000% due 06/08/2005                           EC      544      $      473
First Italian Auto Transaction
   4.820% due 07/01/2008 (d)                             4,800           4,241
Island Finance
   5.490% due 03/30/2015 (d)                             2,819           2,492
Republic of Italy
   4.500% due 05/01/2009                                31,710          26,043
   4.250% due 11/01/2009                                 5,560           4,466
   5.500% due 11/01/2010                                13,320          11,733
   6.500% due 11/01/2027                                11,420          10,772
   5.250% due 11/01/2029                                10,520           8,417
                                                                    ------------
Total Italy                                                             68,637
(Cost $71,444)                                                      ============
--------------------------------------------------------------------------------
 JAPAN (f)(g) 2.5%
--------------------------------------------------------------------------------
Government of Japan Ten-Year Bond
   0.900% due 12/22/2008                           JY  907,400           7,751
International Credit Receivable Japan
   0.750% due 08/25/2005                                50,000             463
International Credit Receivable Japan 1 Tranche A
   0.720% due 11/22/2004 (d)                            56,460             523
   0.650% due 08/25/2005                               230,000           2,130
International Credit Receivable Japan 1 Tranche B
   0.820% due 11/22/2004 (d)                           200,000           1,852
SHL Corp. Ltd.
   0.530% due 12/25/2024 (d)                           121,113           1,122
   0.830% due 12/25/2024 (d)                            76,000             704
                                                                    ------------
Total Japan                                                             14,545
(Cost $14,662)                                                      ============
--------------------------------------------------------------------------------
 MEXICO (f)(g) 1.3%
--------------------------------------------------------------------------------
Petroleos Mexicanos
   8.850% due 09/15/2007                            $    1,040           1,032
   9.380% due 12/02/2008                                 1,290           1,329
United Mexican States
   8.750% due 05/30/2002                           BP      270             404
  10.380% due 01/29/2003                           DM    2,575           1,248
   4.000% due 03/11/2004                           JY  130,000           1,205
   9.880% due 02/01/2010                            $    2,250           2,397
                                                                    ------------
Total Mexico                                                             7,615
(Cost $7,849)                                                       ============
--------------------------------------------------------------------------------
 NETHERLANDS (f)(g) 1.1%
--------------------------------------------------------------------------------
Mannesmann Finance BV
   4.750% due 05/27/2009                           EC    3,700           2,903
Tecnost International NV
   6.670% due 06/23/2004 (d)                             1,430           1,275
Telekomunikacja Polska SA
   7.750% due 12/10/2008                            $    2,120           2,045
                                                                    ------------
Total Netherlands                                                        6,223
(Cost $6,856)                                                       ============
--------------------------------------------------------------------------------
 NEW ZEALAND (f)(g) 1.1%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
   4.500% due 02/15/2016 (i)                       N$   15,300           6,530
                                                                    ------------
Total New Zealand                                                        6,530
(Cost $8,639)                                                       ============
--------------------------------------------------------------------------------
 PANAMA (f)(g) 0.2%
--------------------------------------------------------------------------------
Republic of Panama
   8.880% due 09/30/2027                            $    1,100             921
                                                                    ------------
Total Panama                                                               921
(Cost $976)                                                         ============
--------------------------------------------------------------------------------
 PERU (f)(g) 0.3%
--------------------------------------------------------------------------------
Republic of Peru
   4.500% due 03/07/2017 (d)                        $    2,700           1,691
                                                                    ------------
Total Peru                                                               1,691
(Cost $1,841)                                                       ============
--------------------------------------------------------------------------------
 PHILIPPINES (f)(g) 0.6%
--------------------------------------------------------------------------------
Republic of Philippines
   8.000% due 09/17/2004                           EC    2,420           2,157
   7.940% due 12/01/2009 (d)                        $    1,300           1,131
                                                                    ------------
Total Philippines                                                        3,288
(Cost $3,860)                                                       ============
--------------------------------------------------------------------------------
 POLAND (f)(g) 0.0%
--------------------------------------------------------------------------------
Republic of Poland
   3.500% due 10/27/2024(d)                         $      105              66
                                                                    ------------
Total Poland                                                                66
(Cost $65)                                                          ============
--------------------------------------------------------------------------------
 PORTUGAL (f)(g) 1.6%
--------------------------------------------------------------------------------
Portugal Government
   3.950% due 07/15/2009                           EC   11,770           9,261
                                                                    ------------
Total Portugal                                                           9,261
(Cost $11,042)                                                      ============
--------------------------------------------------------------------------------
 SOUTH KOREA (f)(g) 1.7%
--------------------------------------------------------------------------------
Export-Import Bank Korea
   7.250% due 06/25/2001                            $    1,945           1,937
   6.500% due 02/10/2002                                   800             789
Korea Development Bank
   4.800% due 05/14/2001 (d)                       DM    7,310           3,270
   2.770% due 05/21/2001                           JY  400,000           3,778
   1.880% due 02/13/2002                                13,000             120
                                                                    ------------
Total South Korea                                                        9,894
(Cost $10,158)                                                      ============
--------------------------------------------------------------------------------
 SPAIN (f)(g) 3.2%
--------------------------------------------------------------------------------
Kingdom of Spain
   5.150% due 07/30/2009 (i)                       EC   21,730          18,714
                                                                    ------------
Total Spain                                                             18,714
(Cost $22,578)                                                      ============
--------------------------------------------------------------------------------
 SUPRANATIONAL (f)(g) 2.2%
--------------------------------------------------------------------------------
Eurofima
   4.750% due 07/07/2004                           SK   60,900           6,149
   5.000% due 10/01/2029                                32,859           3,381
European Investment Bank
   5.380% due 08/28/2007                           NK    2,400             244
International Bank for Reconstruction & Development
   7.250% due 04/09/2001                           N$    6,400           2,613
World Bank
  10.250% due 04/11/2002                           PP   31,000             624
                                                                    ------------
Total Supranational                                                     13,011
(Cost $15,979)                                                      ============
--------------------------------------------------------------------------------
 SWEDEN (f)(g) 0.5%
--------------------------------------------------------------------------------
Kingdom of Sweden
  13.000% due 06/15/2001                           SK   11,200           1,230
   0.000% due 04/01/2004                                19,097           1,845
                                                                    ------------
Total Sweden                                                             3,075
(Cost $3,575)                                                       ============
--------------------------------------------------------------------------------
 TUNISIA (f)(g) 0.2%
--------------------------------------------------------------------------------
Banque Centrale De Tunisie
   7.500% due 08/06/2009                           EC    1,500           1,356
                                                                    ------------
Total Tunisia                                                            1,356
(Cost $1,525)                                                       ============


38  See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
 UNITED KINGDOM (f)(g) 6.4%
--------------------------------------------------------------------------------
Abbey National Treasury Service
   7.630% due 12/30/2002                           BP    1,770      $    2,678
   5.250% due 01/21/2004                                 2,670           3,811
Bank of Scotland Capital Fund
   8.120% due 03/31/2049                                   850           1,254
Halifax Group Euro Finance
   7.630% due 12/29/2049 (d)                       EC    1,040             918
Halifax Group Sterling Finance
   7.880% due 12/29/2049 (d)                       BP    3,960           6,283
HAUS Ltd.
   5.010% due 12/10/2037 (d)                       EC    8,500           7,505
International Credit Receivable
   5.390% due 03/15/2010                           JY    1,800           1,589
Lloyds TSB Capital
   7.380% due 02/07/2049                                   500             445
SCCR Series 1 Ltd.
   5.020% due 12/15/2031                                 2,041           1,806
Polestar Corp. PLC
  10.500% due 05/30/2008                           BP      170             188
United Kingdom Gilt
   5.750% due 12/07/2009                                 7,150          10,980
                                                                    ------------
Total United Kingdom                                                    37,457
(Cost $39,831)                                                      ============
--------------------------------------------------------------------------------
 United States (f)(g) 97.2%
--------------------------------------------------------------------------------
Asset-Backed Securities 6.7%
AES Corp. 8.690% due 05/19/2001                     $    1,500           1,500
AFC Home Equity Loan Trust
   6.840% due 03/25/2027 (d)                               805             806
Americredit Automobile Receivable Trust
   5.880% due 12/05/2003                                   216             215
Amresco Residential Securities Mortgage Loan Trust
   7.090% due 06/25/2029 (d)                             5,354           5,373
Banc One Auto Grantor Trust
   6.270% due 11/20/2003                                   272             271
   6.290% due 07/20/2004                                   466             463
Bayview Financial Acquisition Trust
   7.170% due 02/25/2029 (d)                               352             352
Chase Manhattan Grantor Trust
   6.610% due 09/15/2002                                   141             141
Conseco Finance
   6.990% due 10/15/2031 (d)                             1,278           1,281
Contimortgage Home Equity Loan Trust
   6.790% due 10/15/2012 (d)                               212             212
   6.010% due 12/25/2013                                 3,780           3,761
EQCC Home Equity Loan Trust
   5.770% due 03/20/2029                                 1,664           1,655
   6.870% due 03/20/2029                                   437             437
Nissan Auto Receivables Grantor Trust
   5.450% due 04/15/2004                                 1,688           1,674
Providian Gateway Master Trust
   6.840% due 03/15/2007                                 5,800           5,800
Providian Home Equity Loan Trust
   6.910% due 06/25/2025 (d)                             4,043           4,047
PSB Lending Home Loan Owner Trust
   6.830% due 05/20/2018                                 1,630           1,619
Residential Funding Mortgage Securities, Inc.
  10.930% due 06/01/2001 (d)                             7,100           7,100
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                   724             720
Voicestream
   9.660% due 02/15/2009                                 2,000           1,995
                                                                    ------------
                                                                        39,422
                                                                    ============
Corporate Bonds & Notes 19.6%
Abbey National Capital Trust I
   8.960% due 12/29/2049                                 2,000           2,011
AESOP Funding II LLC
   6.220% due 10/20/2001                                   567             567
Allegheny Energy Supply
   7.510% due 05/01/2002 (d)                             2,900           2,900
Alpha Wind
  11.320% due 05/23/2001 (d)                             2,000           2,000
Associates Corp. of North America
   6.780% due 08/27/2001 (d)                             5,000           5,013
AT&T Capital Corp.
   7.010% due 04/23/2002 (d)                               675             677
Bancomext Trust Division
   8.000% due 08/05/2003                                   390             390
Bear Stearns Co., Inc.
   7.130% due 03/28/2003 (d)                             2,670           2,670
Beckman Instruments, Inc.
   7.100% due 03/04/2003                                   344             334
Capital One Bank
   7.090% due 07/28/2003 (d)                            12,000          12,045
CMS Energy Corp.
   8.130% due 05/15/2002                                   546             542
DaimlerChrysler Holdings
   6.960% due 08/23/2002 (d)                             3,900           3,914
DQE Capital Corp.
   7.230% due 01/15/2002 (d)                               800             800
Finova Capital Corp.
   6.910% due 06/18/2003 (d)                             5,700           4,988
Ford Motor Credit Corp.
   1.000% due 12/22/2003                           JY  107,000             984
   7.080% due 07/19/2004 (d)                        $    2,800           2,803
   1.200% due 02/07/2005                           JY  619,000           5,641
General Motors Acceptance Corp.
   7.020% due 04/05/2004 (d)$                       $    2,800           2,796
   7.020% due 04/05/2004 (d)                            16,420          16,399
   6.880% due 09/09/2004                           BP    4,080           6,040
   1.250% due 12/20/2004                           JY  208,000           1,912
Gold Eagle Capital Ltd.
  12.130% due 04/15/2001                            $    2,500           2,500
Goldman Sachs Group
   7.220% due 02/19/2004 (d)                             1,430           1,452
Household Finance Corp.
   5.130% due 06/24/2009 (i)                       EC    4,900           3,901
International Game Technology
   7.880% due 05/15/2004                            $    1,700           1,670
J.P. Morgan & Co.
   8.080% due 02/15/2012 (d)                             6,780           5,865
Jones Intercable, Inc.
   8.880% due 04/01/2007                                   427             448
KBC Bank Fund Trust IV
   8.220% due 11/29/2049                           EC    2,800           2,509
Lehman Brothers Holdings, Inc.
   6.700% due 11/30/2006 (d)                        $      848             784
MGM Grand, Inc.
   6.950% due 02/01/2005                                   180             173
NeHi, Inc.
  11.310% due 06/09/2003 (d)                             2,000           2,010
Protective Life Funding Trust
   7.090% due 01/17/2003 (d)                             1,200           1,198
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (d)(i)                         13,189          13,033
   6.910% due 02/11/2003 (d)                               400             400
Sprint Capital Corp.
   5.880% due 05/01/2004                                   690             662
Texas Utilities Co.
   7.590% due 09/24/2001 (d)                             2,600           2,614
                                                                    ------------
                                                                       114,645
                                                                    ============
Mortgage-Backed Securities 50.0%
Bank of America Mortgage Securities, Inc.
   6.500% due 05/25/2029                                   299             281
Chase Mortgage Finance Corp.
   6.550% due 08/25/2028                                 2,407           2,387
Citicorp Mortgage Securities, Inc.
   6.500% due 07/25/2028                                 2,184           2,161
   6.500% due 03/25/2029                                   140             129
Crusade Global Trust
   7.010% due 05/15/2021 (d)                            14,400          14,436

                                                      See accompanying notes  39

Foreign Bond Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
   6.000% due 03/15/2008                            $      773      $      766
   8.270% due 06/01/2022 (d)                             1,124           1,131
   8.400% due 08/01/2022 (d)                               675             693
   9.050% due 06/15/2019                                    55              57
Federal National Mortgage Assn.
   8.500% due 07/01/2021 (d)                               794             820
   7.420% due 11/01/2022 (d)                               848             875
   7.580% due 01/01/2023 (d)                             1,305           1,345
   8.120% due 08/01/2023 (d)                               991           1,020
General Electric Capital Mortgage Services, Inc.
   6.250% due 07/25/2029                                   500             483
Government National Mortgage Assn.
   6.000% due 04/20/1930-10/23/2030 (d)(e)             404,388         194,802
   7.000% due 04/20/1930-05/20/2030 (d)(e)               8,209           4,804
   7.130% due 11/20/2021 (d)                               537             541
   7.380% due 05/20/2022 (d)                                49              50
   6.750% due 07/20/2022 (d)                               548             554
   6.750% due 09/20/2022 (d)                               360             364
   7.380% due 05/20/2023 (d)                               541             545
   6.750% due 07/20/2023 (d)                               294             297
   6.750% due 07/20/2023 (d)                               607             613
   6.750% due 08/20/2023 (d)                               272             275
   6.750% due 09/20/2023 (d)                             1,611           1,627
   6.750% due 09/20/2023 (d)                               709             716
   7.130% due 10/20/2023 (d)                             2,977           2,999
   7.130% due 10/20/2024 (d)                               240             242
   7.380% due 04/20/2025 (d)                               178             179
   6.750% due 07/20/2025 (d)                             3,990           4,029
   6.750% due 09/20/2025 (d)                               764             771
   7.130% due 12/20/2025 (d)                               292             294
   6.750% due 09/20/2026 (d)                               625             631
   7.380% due 04/20/2027 (d)                             1,518           1,529
   6.500% due 10/21/2029                                23,450          22,585
Independent National Mortgage Corp.
   9.140% due 11/25/2024 (d)                                 2               2
Medallion Trust
   6.960% due 07/12/2031 (d)                             5,497           5,497
Morgan Stanley Mortgage Trust
   8.150% due 07/20/2021                                     1               1
Prudential Home Mortgage Securities
   6.800% due 05/25/2024                                   464             388
Residential Funding Mortgage Securities, Inc.
   6.500% due 06/25/2029                                 1,276           1,055
   7.090% due 05/12/2032 (d)                            14,854          14,854
Sasco Floating Rate Commercial Mortgage
   7.020% due 11/20/2001 (d)                             2,802           2,807
Structured Asset Mortgage Investments, Inc.
   6.580% due 06/25/2029 (d)                             3,038           2,912
                                                                    ----------
                                                                       292,547
                                                                    ==========
--------------------------------------------------------------------------------
Municipal Bonds & Notes 0.1%
--------------------------------------------------------------------------------
Massachusetts State Turnpike Authority Metro Highway
System Revenue Bonds, (MBIA Insured), Series 1997
   5.000% due 01/01/2037                                 1,000             873
                                                                    ----------
--------------------------------------------------------------------------------
U.S. Government Agencies 3.7%
--------------------------------------------------------------------------------
Federal Home Loan Bank
   7.270% due 02/15/2002 (d)                            14,000          13,825
Federal National Mortgage Assn.
   6.500% due 07/10/2002 (i)                       A$   14,100           7,617
                                                                    ----------
                                                                        21,442
                                                                    ==========
--------------------------------------------------------------------------------
U.S. Treasury Obligations 15.9%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (h)
   3.630% due 07/15/2002 (b)                        $   87,332          87,305
U.S. Treasury Bond
   6.250% due 08/15/2023                                 5,400           5,501
                                                                    ----------
                                                                        92,806
                                                                    ==========

                                                        Shares
Preferred Security 1.1%
DG Funding Trust
   9.060% due 12/29/2049 (d)                                 1           6,416
                                                                    ----------
Total United States                                                    568,151
(Cost $571,535)                                                     ==========

--------------------------------------------------------------------------------
 PURCHASED PUT OPTIONS 2.7%
--------------------------------------------------------------------------------
                                                     Principal
                                                        Amount
                                                        (000s)
Eurodollar March Futures (CME)
    Strike @ 90.75 Exp. 03/19/2000                     200,000               1
General National Mortgage Assn. (OTC)
    6.000% due 10/20/2030
    Strike @ 85.84 Exp. 11/13/2000                     192,700               2
General National Mortgage Assn. (OTC)
    6.500% due 11/23/2030
    Strike @ 89.359 Exp. 11/13/2000                    114,950               1
Interest Rate Swap (OTC)
    Strike @ 7.500% Exp. 04/29/2002                     11,200             232
U.S. Treasury Inflation Protected Securities (OTC)
    3.625% due 07/15/2002
    Strike @ 96.50 Exp. 01/29/2001                      77,240               0
U.S. Treasury Note (OTC)
    5.625% due 05/15/2008
    Strike @ 105.44 Exp. 11/01/2000                    102,100           7,283
U.S. Treasury Note (OTC)
    6.000% due 08/15/2009
    Strike @ 110.09 Exp. 11/06/2000                     53,160           4,991
U.S. Treasury Note (OTC)
    6.375% due 04/30/2002
    Strike @ 103.125 Exp. 11/01/2000                   119,800           3,187
                                                                    ----------
Total Purchased Put Options                                             15,697
(Cost $17,168)                                                      ==========
--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 12.7%
--------------------------------------------------------------------------------
Commercial Paper 12.7%
Abbey National PLC
   6.520% due 11/03/2000                            $    1,400           1,392
American Electric Power, Inc.
   6.700% due 10/18/2000-11/01/2000 (e)                  5,400           4,684
AT&T Corp.
   6.500% due 11/08/2000                                   900             894
   6.470% due 11/29/2000                                 8,500           8,407
Bank One Corp.
   6.540% due 10/31/2000                                 9,500           9,449
Coca-Cola Co.
   6.490% due 12/13/2000                                   300             296
Conagra, Inc.
   6.680% due 10/27/2000                                 1,100           1,095
   6.670% due 11/15/2000-11/16/2000 (e)                  6,600           5,356
DaimlerChrysler AG
   6.500% due 10/25/2000                                 3,000           2,988
Edison Midwest
   6.750% due 11/01/2000                                 8,900           5,668
   6.730% due 11/15/2000                                 1,300           1,289
Gannett Co.
   6.490% due 11/08/2000                                 2,900           2,881
General Electric Capital Corp.
   6.470% due 12/13/2000                                   600             592
Honeywell, Inc.
   6.510% due 11/21/2000                                 1,000             991
Houston Industries
   6.820% due 10/04/2000                                   900             900
   6.770% due 10/18/2000                                 5,000           4,985
Infinity Broadcasting Corp.
   6.720% due 11/09/2000                                 2,000           1,986
   6.700% due 11/16/2000                                 3,800           3,768
International Paper Co.
   6.700% due 10/05/2000                                 1,100           1,099
   6.720% due 10/10/2000                                 4,400           4,393
   6.700% due 11/01/2000                                 4,100           4,077
Minnesota Mining & Manufacturing
   6.470% due 11/28/2000                                 1,200           1,187
Nike, Inc.
   6.490% due 10/10/2000                                   500             499
Swedbank, Inc.
   6.570% due 10/18/2000                                 1,200           1,196
Texas Utilities Co.
   6.700% due 10/18/2000                                 1,800           1,795
Yorkshire Building Society
   6.470% due 12/20/2000                                 2,200           2,168
                                                                    ----------
                                                                        74,035
                                                                    ==========
40 See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------

U.S. Treasury Bills (b) 0.0%
   6.470% due 02/01/2001                            $       20      $       20
                                                                    ----------
Total Short-Term Instruments                                            74,055
(Cost $74,062)                                                      ==========


Total Investments (a) 180.7%                                        $1,057,286
(Cost $1,092,108)

Written Options (c) (0.2%)                                              (1,096)
(Premiums $855)

Other Assets and Liabilities (Net) (80.5%)                            (471,121)
                                                                    ----------

Net Assets 100.0%                                                   $  585,069
                                                                    ==========


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $    4,595

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                       (39,417)
                                                                    ----------

Unrealized depreciation-net                                         $  (34,822)
                                                                    ==========

(b) Securities with an aggregate market value of $4,109 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                                     Unrealized
                                                          # of    Appreciation/
Type                                                 Contracts   (Depreciation)
--------------------------------------------------------------------------------
EuroBond (12/2000)                                         275      $       94
Government of Japan 10 Year Note (12/2000)                 137            (353)
United Kingdom 10 Year Note (12/2000)                      137            (121)
United Kingdom 90 Day LIBOR Futures (06/2001)              119              (5)
EuroBond 10 Year Note Options (11/2000)                    228              74
                                                                    ----------
                                                                    $     (311)
                                                                    ==========
(c) Premiums received on written options:

                                                # of
Type                                       Contracts       Premium       Value
--------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Note December Futures
   Strike @ 103.00 Exp. 11/18/2000                48      $      7    $      5

Call - CBOT U.S. Treasury Note December Futures
   Strike @ 102.00 Exp. 11/18/2000                48            14          11

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.84 Exp. 10/10/2000          14,300,000            72           3

Call - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.90 Exp. 10/10/2000          14,300,000            62          31

Put - CME Eurodollar March Futures
   Strike @ 92.75 Exp. 03/19/2001                 28            19           1

Call - CME Eurodollar March Futures
   Strike @ 93.25 Exp. 03/19/2001                 50            13          37

Put - CME Eurodollar March Futures
   Strike @ 92.25 Exp. 03/19/2001                 22            13           0

Put - CBOT U.S. Treasury Note December Futures
   Strike @ 98.00 Exp. 11/18/2000                 24            15           4

Put - CBOT U.S. Treasury Note December Futures
   Strike @ 97.00 Exp. 11/18/2000                 24             9           2

Call - TSE Government of Japan December Futures
   Strike @ 134.00 Exp. 11/30/2000                18            34          37

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.81 Exp.12/21/2000           16,200,000            58          35

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.85 Exp. 10/24/2000           7,200,000            35          18

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.500% Exp. 02/23/2001         7,900,000            41          33

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.85 Exp. 10/24/2000          21,600,000           100          55

Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 7.500% Exp. 04/29/2002        16,000,000           363         824
                                                          ----------------------
                                                          $    855    $  1,096
                                                          ======================

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

(f) Foreign forward currency contracts outstanding at September 30, 2000:

                           Principal
                              Amount                                Unrealized
                          Covered by         Settlement          Appreciation/
Type         Currency       Contract              Month         (Depreciation)
--------------------------------------------------------------------------------
Buy                AP            730            02/2001             $        5
Buy                A$          4,654            10/2000                   (203)
Sell                           1,560            10/2000                     53
Sell                           8,245            11/2000                     10
Buy                            3,283            11/2000                      2
Buy                BR          1,339            01/2001                     (5)
Buy                            1,057            03/2001                      8
Sell               C$          5,007            10/2000                     47
Buy                            1,200            10/2000                     (7)
Sell               SF         20,620            10/2000                   (179)
Buy                           10,050            10/2000                     11
Sell                          10,050            11/2000                     (8)
Buy                CL        349,600            10/2000                    (29)
Buy                          117,900            03/2001                      0
Sell               DK        130,823            10/2000                    182
Buy                           46,548            10/2000                     (2)
Sell                          46,548            11/2000                      3
Sell               EC          2,810            01/2001                    201
Sell                         101,808            10/2000                  1,888
Buy                          797,671            10/2000                   (254)
Sell                          12,504            11/2000                    (74)
Sell               BP         17,042            10/2000                   (339)
Buy                GD      2,550,004            01/2001                   (179)
Sell                         719,346            12/2000                     (4)
Sell               H$         48,140            10/2000                    (33)
Buy                           48,140            10/2000                     (5)
Sell                         223,800            08/2001                    103
Buy                          111,900            08/2001                    (14)
Buy                HF      1,248,000            01/2001                   (686)
Sell                       1,248,000            01/2001                    313
Buy                          341,600            02/2001                    (49)
Buy                IR      8,560,000            10/2000                     66
Buy                JY      2,136,556            10/2000                   (205)
Sell                       4,133,801            10/2000                    417
Sell                       1,036,463            11/2000                      5
Buy                KW      1,262,100            10/2000                      5
Buy                MP          6,880            10/2000                     34
Buy                            6,715            01/2001                     15
Sell                           6,880            10/2000                    (20)


                                                       See accompanying notes 41

Foreign Bond Fund
September 30, 2000 (Unaudited)

                           Principal
                              Amount                                Unrealized
                          Covered by         Settlement          Appreciation/
Type         Currency       Contract              Month         (Depreciation)
--------------------------------------------------------------------------------
Sell               NK          4,160            10/2000             $      (12)
Sell               N$         85,230            10/2000                  2,538
Buy                           64,271            10/2000                 (1,014)
Sell                           3,866            11/2000                     24
Buy                PN          3,880            02/2001                     (5)
Buy                              908            03/2001                      3
Buy                PP         33,140            03/2001                     12
Buy                PZ         14,414            01/2001                   (171)
Buy                            8,090            02/2001                    (30)
Buy                           26,046            03/2001                    (87)
Sell                          13,704            01/2001                    (56)
Sell                           8,090            02/2001                    (30)
Sell                           3,640            03/2001                    (55)
Buy                           25,080            10/2000                   (186)
Sell               SK         33,780            10/2000                     66
Buy                TB         28,140            10/2000                    (40)
Buy                TD         21,403            10/2000                    (14)
Buy                VB        500,950            10/2000                     35
Buy                          144,970            12/2000                      4
Buy                SR          7,235            03/2001                     12
Buy                CP      1,365,400            02/2001                      0
Buy                TL    882,000,000            02/2001                      0
                                                                    ----------
                                                                    $    2,067
                                                                    ==========

(g) Principal amount denoted in indicated currency:

       AP - Argentine Peso
       A$ - Australian Dollar
       BP - British Pound
       BR - Brazilian Real
       CL - Chilean Peso
       CP - Colombian Peso
       C$ - Canadian Dollar
       DK - Danish Krone
       EC - Euro
       GD - Greek Drachma
       HF - Hungarian Forint
       H$ - Hong Kong Dollar
       IR - Indonesian Rupiah
       JY - Japanese Yen
       MP - Mexican Peso
       N$ - New Zealand Dollar
       NK - Norwegian Kron
       PN - Peruvian New Sol
       PP - Philippines Peso
       PZ - Polish Zloty
       KW - South Korean Won
       SF - Swiss Franc
       SK - Swedish Krona
       SR - South Africa Rand
       TD - Taiwan Dollar
       TB - Thai Baht
       TL - Turkish Lira
       VB - Venezuelan Bolivar


(h) Principal amount of the security is adjusted for inflation.

(i) Subject to financing transaction.

(j) Swap agreements outstanding at September 30, 2000:

                                                                     Unrealized
                                                      Notional    Appreciation/
Type                                                    Amount   (Depreciation)
--------------------------------------------------------------------------------
Receive fixed rate equal to 6.949% and pay floating rate based on 6-month BP-LIBOR.

Broker: Merrill Lynch
Exp. 08/06/2003                                  BP      4,500      $      107

Receive floating rate based on 6-month Australian Bank Bill and pay a fixed rate equal to 6.667%.

Broker: Morgan Stanley
Exp. 09/20/2005                                  A$     31,500               6

Receive floating rate based on 3-month Canadian Bank Bill and pay a fixed rate equal to 6.346%.

Broker: Goldman Sachs
Exp. 07/19/2005                                  C$     22,500            (187)

Receive floating rate based on 3-month Canadian Bank Bill and pay fixed rate equal to 6.248%.

Broker: Royal Bank of Canada
Exp. 08/02/2005                                         60,600            (356)

Receive floating rate based on 3-month Canadian Bank Bill and pay fixed rate equal to 6.515%.

Broker: J.P. Morgan
Exp. 05/10/2002                                         24,330            (160)

Receive floating rate based on 6-month JY-LIBOR and pay fixed rate equal to 2.020%.

Broker: Goldman Sachs
Exp. 05/18/2010                                  JY  1,776,000              28

Receive floating rate based on 6-month EURO-LIBOR and pay fixed rate equal to 6.175%.

Broker: Goldman Sachs
Exp. 05/22/2030                                  EC      9,440             (95)

Receive floating rate based on 6-month EURO-LIBOR minus 0.54% and pay a fixed rate equal to 6.250%.

Broker: J.P. Morgan
Exp. 01/04/2024                                            680               8

Receive a fixed rate equal to 7.291% and pay floating rate based on 3-month
LIBOR.

Broker: Goldman Sachs
Exp. 07/21/2005                                   $     14,500             330

Receive a fixed rate equal to 7.010% and pay floating rate based on 6-month
LIBOR.

Broker: Morgan Stanley
Exp. 09/20/2005                                         18,500             208

Receive floating rate based on 6-month EURO-LIBOR and pay fixed rate equal to 6.069%.

Broker: Morgan Stanley
Exp. 08/25/2030                                  EC      7,900              58
                                                                    ----------
                                                                    $      (53)
                                                                    ==========

(k) Restricted security.


42 See accompanying notes

Schedule of Investments

Global Bond Fund II
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
 ARGENTINA (e)(f) 0.1%
--------------------------------------------------------------------------------
Republic of Argentina
   5.000% due 12/20/2002                           JY   10,000      $       93
                                                                    ----------
Total Argentina                                                             93
(Cost $95)                                                          ==========
--------------------------------------------------------------------------------
 AUSTRALIA (e)(f) 4.4%
--------------------------------------------------------------------------------
Bankers Trust Corp.
   6.970% due 06/02/2008 (d)                        $      700             681
General Motors Acceptance Corp.
   5.020% due 03/25/2002                           EC    1,200           1,058
Registered Australian Mortgage Securities
   4.770% due 09/26/2032 (d)                               661             584
Superannuation Members Home Loans Global Fund
   7.020% due 06/15/2026 (d)                        $      400             400
Torrens Trust
   6.880% due 07/15/2031 (d)                               472             472
                                                                    ----------
Total Australia                                                          3,195
(Cost $3,329)                                                       ==========
--------------------------------------------------------------------------------
 AUSTRIA (e)(f) 0.1%
--------------------------------------------------------------------------------
Republic of Austria
   5.500% due 01/15/2010 (j)                       EC      100              88
                                                                    ----------
Total Austria                                                               88
(Cost $87)                                                          ==========
--------------------------------------------------------------------------------
 BELGIUM (e)(f) 0.2%
--------------------------------------------------------------------------------
Kingdom of Belgium
   6.750% due 11/21/2004 (d)                       BF    5,800             133
                                                                    ----------
Total Belgium                                                              133
(Cost $190)                                                         ==========
--------------------------------------------------------------------------------
 BRAZIL 0.6%
--------------------------------------------------------------------------------
Republic of Brazil
   7.880% due 01/01/2001 (d)                        $       25              25
   7.380% due 04/15/2006 (d)                               419             394
                                                                    ----------
Total Brazil                                                               419
(Cost $405)                                                         ==========
--------------------------------------------------------------------------------
 BULGARIA 1.3%
--------------------------------------------------------------------------------
Republic of Bulgaria
   2.750% due 07/28/2012 (d)                        $      682             497
   7.750% due 07/28/2024 (d)                               580             444
                                                                    ----------
Total Bulgaria                                                             941
(Cost $938)                                                         ==========
--------------------------------------------------------------------------------
 CANADA (e)(f) 0.3%
--------------------------------------------------------------------------------
 Beneficial Canada, Inc.
   6.350% due 04/01/2002                           C$      330             220
                                                                    ----------
Total Canada                                                               220
(Cost $227)                                                         ==========
--------------------------------------------------------------------------------
 CAYMAN ISLANDS (e)(f) 0.3%
--------------------------------------------------------------------------------
MBNA American Euro
   4.980% due 05/19/2004 (d)                       EC      280             258
                                                                    ----------
Total Cayman Islands                                                       258
(Cost $294)                                                         ==========
--------------------------------------------------------------------------------
 DENMARK (e)(f) 3.8%
--------------------------------------------------------------------------------
Danske Kredit Mortgage
   5.000% due 10/01/2029                           DK    2,417      $      250
Denmark Government Bond
   4.000% due 02/15/2001 (j)                             3,800             446
Nykredit
   5.000% due 10/01/2029                                 8,100             833
Realkredit Danmark Mortgage
   5.000% due 10/01/2029                                 3,603             370
   6.000% due 10/01/2029                                 3,300             365
Unikredit Realkredit
   5.000% due 10/01/2029                                 4,310             446
                                                                    ----------
Total Denmark                                                            2,710
(Cost $3,004)                                                       ==========
--------------------------------------------------------------------------------
 FRANCE (e)(f) 6.4%
--------------------------------------------------------------------------------
AXA
   2.500% due 01/01/2014                           EC       62              56
Compagnie Financiere de CIC-UE
   6.890% due 10/29/2049 (d)                        $      300             286
France Government Bond (OAT)
   4.000% due 04/25/2009 (j)                       EC    1,170             939
   5.500% due 04/25/2010                                   330             294
Republic of France
   3.000% due 07/25/2009                                   309             257
   4.000% due 10/25/2009 (j)                             3,510           2,797
                                                                    ----------
Total France                                                             4,629
(Cost $4,955)                                                       ==========
--------------------------------------------------------------------------------
 GERMANY (e)(f) 2.0%
--------------------------------------------------------------------------------
Commerzbank AG
   3.870% due 09/21/2001                           EC      440             388
Depfa Pfandbriefbank
   4.750% due 07/15/2008                                   130             108
   5.750% due 03/04/2009 (j)                               130             114
Republic of Germany
   6.000% due 07/04/2007                                   430             396
   5.250% due 01/04/2008                                   430             380
   6.250% due 01/04/2024                                    90              86
                                                                    ----------
Total Germany                                                            1,472
(Cost $1,570)                                                       ==========
--------------------------------------------------------------------------------
 GREECE (e)(f) 8.0%
--------------------------------------------------------------------------------
CSFP Credit
   7.420% due 11/19/2004 (d)(k)                     $    1,750           1,766
Hellenic Republic
   7.280% due 06/06/2001 (d)                               400             406
   7.890% due 06/17/2003 (d)                       GD    7,400              20
  10.240% due 10/23/2003 (d)                            33,600              90
   6.600% due 01/15/2004 (j)                         1,300,000           3,467
                                                                    ----------
Total Greece                                                             5,749
(Cost $5,984)                                                       ==========
--------------------------------------------------------------------------------
 ITALY (e)(f) 11.7%
--------------------------------------------------------------------------------
Finmeccanica SpA
   2.000% due 06/08/2005                           EC      188             163
Island Finance
   5.490% due 03/30/2015 (d)                               389             344
Republic of Italy
   4.750% due 07/01/2005 (j)                             1,680           1,447
   4.500% due 05/01/2009 (j)                             4,080           3,351
   4.250% due 11/01/2009 (j)                               720             578
   5.500% due 11/01/2010 (j)                               390             344
   6.500% due 11/01/2027                                 1,100           1,038
   5.250% due 11/01/2029 (j)                             1,470           1,176
                                                                    ----------
Total Italy                                                              8,441
(Cost $8,804)                                                       ==========



                                                       See accompanying notes 43

Global Bond Fund II
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
 JAPAN (e)(f) 2.9%
--------------------------------------------------------------------------------
Government of Japan
   4.000% due 06/20/2005                           JY   11,000      $      115
   3.400% due 06/20/2005 (j)                            28,000             285
   0.900% due 12/22/2008 (j)                           103,600             885
International Credit Receivable Japan
   0.750% due 08/25/2005                                10,000              93
International Credit Receivable Japan 1 Tranche A
   0.720% due 11/22/2004 (d)                             7,364              68
   0.650% due 08/25/2005                                30,000             278
International Credit Receivable Japan 1 Tranche B
   0.820% due 11/22/2004 (d)                            20,000             185
SHL Corp. Ltd.
   0.530% due 12/25/2024 (d)                            14,813             136
   0.830% due 12/25/2024 (d)                             5,000              46
                                                                    ----------
Total Japan                                                              2,091
(Cost $2,075)                                                       ==========
--------------------------------------------------------------------------------
 MEXICO (e)(f) 1.7%
--------------------------------------------------------------------------------
Petroleos Mexicanos
   8.850% due 09/15/2007                            $      140             139
   9.380% due 12/02/2008                                   190             196
United Mexican States
   8.750% due 05/30/2002                           BP      250             374
   5.000% due 09/30/2002                           JY   25,000             244
  10.380% due 01/29/2003                           DM      200              97
   4.000% due 03/11/2004                           JY   20,000             186
                                                                    ----------
Total Mexico                                                             1,236
(Cost $1,275)                                                       ==========
--------------------------------------------------------------------------------
 NETHERLANDS (e)(f) 0.9%
--------------------------------------------------------------------------------
Deutsche Bank Financial
   6.720% due 12/17/2003 (d)                        $      200             200
Tecnost International NV
   6.670% due 06/23/2004 (d)                       EC      520             464
                                                                    ----------
Total Netherlands                                                          664
(Cost $752)                                                         ==========
--------------------------------------------------------------------------------
 NEW ZEALAND (e)(f) 0.7%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
   4.500% due 02/15/2016                           N$    1,200             512
                                                                    ----------
Total New Zealand                                                          512
(Cost $678)                                                         ==========
--------------------------------------------------------------------------------
 PANAMA 0.3%
--------------------------------------------------------------------------------
Republic of Panama
   4.500% due 07/17/2014                            $      250             202
                                                                    ----------
Total Panama                                                               202
(Cost $193)                                                         ==========
--------------------------------------------------------------------------------
 PERU 0.7%
--------------------------------------------------------------------------------
Republic of Peru
   3.750% due 03/07/2017                            $      250             140
   4.500% due 03/07/2017 (d)                               550             344
                                                                    ----------
Total Peru                                                                 484
(Cost $545)                                                         ==========
--------------------------------------------------------------------------------
 PHILIPPINES (e)(f) 1.0%
--------------------------------------------------------------------------------
Republic of Philippines
   8.000% due 09/17/2004                           EC      570             508
   7.940% due 12/01/2009 (d)                        $       99              86
   6.500% due 12/01/2017                                   120              93
                                                                    ----------
Total Philippines                                                          687
(Cost $799)                                                         ==========
--------------------------------------------------------------------------------
 POLAND 0.1%
--------------------------------------------------------------------------------
Republic of Poland
   3.500% due 10/27/2024 (d)                        $      160             101
                                                                    ----------
Total Poland                                                               101
(Cost $100)                                                         ==========
--------------------------------------------------------------------------------
 PORTUGAL (e)(f) 0.7%
--------------------------------------------------------------------------------
Portugal Government
   3.950% due 07/15/2009 (j)                       EC      650             511
                                                                    ----------
Total Portugal                                                             511
(Cost $608)                                                         ==========
--------------------------------------------------------------------------------
 QATAR (e)(f) 0.4%
--------------------------------------------------------------------------------
International Credit Receivable
   5.390% due 03/15/2010                           JY      300             265
                                                                    ----------
Total Qatar                                                                265
(Cost $277)                                                         ==========
--------------------------------------------------------------------------------
 SOUTH KOREA (e)(f) 1.2%
--------------------------------------------------------------------------------
Export-Import Bank Korea
   7.250% due 06/25/2001                            $      260             259
Korea Development Bank
   4.800% due 05/14/2001 (d)                       DM      440             197
   1.880% due 02/13/2002                           JY   42,000             389
                                                                    ----------
Total South Korea                                                          845
(Cost $871)                                                         ==========
--------------------------------------------------------------------------------
 SPAIN (e)(f) 4.3%
--------------------------------------------------------------------------------
Kingdom of Spain
   4.950% due 07/30/2005 (j)                       EC    1,620           1,405
   5.150% due 07/30/2009                                 1,990           1,714
                                                                    ----------
Total Spain                                                              3,119
(Cost $3,212)                                                       ==========
--------------------------------------------------------------------------------
 SUPRANATIONAL (e)(f) 2.8%
--------------------------------------------------------------------------------
Asian Development Bank
   2.300% due 09/15/2003                           A$      600             316
   5.250% due 09/15/2004                                   600             311
Eurofima
   4.750% due 07/07/2004                           SK    7,200             727
European Investment Bank
   5.380% due 08/28/2007                           NK      500              51
International Bank for Reconstruction & Development
   7.250% due 04/09/2001                           N$    1,376             562
World Bank
  10.250% due 04/11/2002                           PP    2,000              40
                                                                    ----------
Total Supranational                                                      2,007
(Cost $2,379)                                                       ==========
--------------------------------------------------------------------------------
 SWEDEN (e)(f) 0.1%
--------------------------------------------------------------------------------
Kingdom of Sweden
  13.000% due 06/15/2001                           SK      900              99
                                                                    ----------
Total Sweden                                                                99
(Cost $125)                                                         ==========
--------------------------------------------------------------------------------
 TUNISIA (e)(f) 0.1%
--------------------------------------------------------------------------------
Banque Centrale De Tunisie
   7.500% due 08/06/2009                           EC      100              90
                                                                    ----------
Total Tunisia                                                               90
(Cost $102)                                                         ==========


44 See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
 UNITED KINGDOM (e)(f) 8.5%
--------------------------------------------------------------------------------
Abbey National Treasury Service
   7.630% due 12/30/2002                           BP      280      $      424
Bank of Scotland Capital Fund
   8.120% due 03/31/2049                                 1,060           1,564
Equitable
   8.000% due 08/29/2049                                   700           1,041
HAUS Ltd.
   5.010% due 12/10/2037 (d)                       EC    1,500           1,324
Lloyds TSB Bank PLC
   5.630% due 07/15/2049                                   590             472
Royal Bank of Scotland PLC
   6.770% due 03/31/2049                                 1,000             888
SCCR Series 1 Ltd.
   5.020% due 12/15/2031                                   156             138
United Kingdom Gilt
   5.750% due 12/07/2009                           BP      190             292
                                                                    ----------
Total United Kingdom                                                     6,143
(Cost $6,694)                                                       ==========
--------------------------------------------------------------------------------
 UNITED STATES 119.8%
--------------------------------------------------------------------------------
Corporate Bonds & Notes (e)(f) 14.3%
AESOP Funding II LLC
   6.220% due 10/20/2001                            $       83              83
Alpha Wind
  11.320% due 05/23/2001                                   500             500
Associates Corp. of North America
   6.780% due 08/27/2001 (d)                               400             401
Bancomext Trust Division
   8.000% due 08/05/2003                                    70              70
Bear Stearns Co., Inc.
   7.130% due 03/28/2003 (d)                               380             380
Beckman Instruments, Inc.
   7.100% due 03/04/2003                                    22              21
Capital One Bank
   7.090% due 07/28/2003 (d)                               500             502
CMS Energy Corp.
   8.130% due 05/15/2002                                    26              26
Finova Capital Corp.
   7.340% due 11/08/2002 (d)                             1,250           1,016
   7.190% due 04/08/2003 (d)                               700             596
Ford Motor Credit Corp.
   1.000% due 12/22/2003                           JY   14,000             129
   1.200% due 02/07/2005                                98,000             893
Gold Eagle Capital Ltd.
  12.130% due 04/15/2001                            $      500             500
Goldman Sachs Group
   6.470% due 01/08/2001 (d)                               300             300
Hewlett Packard Finance
   5.630% due 11/20/2000                           DM      100              45
Household Finance Corp.
   7.090% due 08/06/2002 (d)                        $      230             231
J.P. Morgan & Co.
   8.080% due 02/15/2012                                   100              87
Jones Intercable, Inc.
   8.880% due 04/01/2007                                    26              27
Kroger Co.
   7.560% due 10/01/2010 (d)                               200             200
Lehman Brothers Holdings, Inc.
   7.530% due 07/15/2002 (d)                               400             403
MGM Grand, Inc.
   6.950% due 02/01/2005                                    10              10
Prudential Funding Corp.
   6.850% due 12/21/2000 (d)                               500             500
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (d)                             2,013           1,989
   6.720% due 10/21/2002 (d)                       BP      200             295
Sanwa Finance Aruba AEC
   8.350% due 07/15/2009                            $      200             200
Sprint Capital Corp.
   5.880% due 05/01/2004                                    50              48
TCI Communications, Inc.
   7.440% due 04/01/2002 (d)                               300             304
Tennessee Valley Authority
   3.380% due 01/15/2007 (h)                               185             174
Texas Utilities Co.
   7.210% due 06/25/2001                                   200             200
   7.590% due 09/24/2001 (d)                               200             201
                                                                    ----------
                                                                        10,331
                                                                    ==========
Mortgage-Backed Securities 68.0%
Chase Mortgage Finance Corp.
   6.550% due 08/25/2028                                   530             526
Citicorp Mortgage Securities, Inc.
   6.500% due 07/25/2028                                   315             312
   6.500% due 03/25/2029                                    10               9
Crusade Global Trust
   7.010% due 05/15/2021 (d)                             1,540           1,544
Federal National Mortgage Association
   7.000% due 02/25/2020                                   122             121
Government National Mortgage Association
   7.000% due 10/23/2030-05/20/2030 (d)(g)              23,338          20,970
   7.130% due 11/20/2021 (d)                                40              41
   6.750% due 07/20/2022 (d)                               635             642
   6.750% due 09/20/2023 (d)                               397             401
   6.750% due 07/20/2025 (d)                               344             347
   6.750% due 09/20/2025 (d)                                40              40
   7.130% due 12/20/2025 (d)                                21              21
   6.750% due 09/20/2026 (d)                                25              25
   7.130% due 11/20/2026 (d)                               637             643
   7.130% due 11/20/2026 (d)                               294             296
   7.130% due 12/20/2026 (d)                                59              60
   7.220% due 02/16/2030 (d)                             1,402           1,406
   7.300% due 02/16/2030 (d)                             1,464           1,466
   6.000% due 06/20/2030-10/23/2030 (d)(g)              29,077          14,195
Medallion Trust
   6.960% due 07/12/2031 (d)                               932             932
Puma Finance Ltd.
   6.420% due 04/15/2031 (k)                               400             399
Residential Funding Mortgage Securities, Inc.
   7.090% due 05/12/2032 (d)                             2,604           2,604
Sasco Floating Rate Commercial Mortgage
   7.020% due 11/20/2001 (d)                               560             561
Structured Asset Mortgage Investments, Inc.
   6.580% due 06/25/2029 (d)                               211             202
Structured Asset Securities Corp.
   6.550% due 02/25/2030 (d)                             1,366           1,368
                                                                    ----------
                                                                        49,131
                                                                    ==========
Asset-Backed Securities 6.4%
AFC Home Equity Loan Trust
   6.930% due 12/22/2027 (d)                               362             362
Amresco Residential Securities Mortgage Loan Trust
   7.090% due 06/25/2029 (d)                               510             512
Banc One Auto Grantor Trust
   6.270% due 11/20/2003                                    13              13
Chase Manhattan Grantor Trust
   6.610% due 09/15/2002                                    11              11
Contimortgage Home Equity Loan Trust
   6.010% due 12/25/2013                                   307             305
EQCC Home Equity Loan Trust
   5.770% due 03/20/2029                                   233             232
Nissan Auto Receivables Grantor Trust
   5.450% due 04/15/2004                                    60              59
Providian Gateway Master Trust
   6.840% due 03/15/2007                                   800             800
Providian Home Equity Loan Trust
   6.910% due 06/25/2025 (d)                               578             578
PSB Lending Home Loan Owner Trust
   6.830% due 05/20/2018                                   110             109
Residential Asset Securities Corp.
   6.760% due 12/25/2013 (d)                               230             230
Residential Funding Mortgage Securities, Inc.
  10.930% due 06/01/2001                                   300             300
Salomon Brothers Mortgage Securities
   7.040% due 11/15/2029 (d)                               166             166
United Panama Mortgage Loan Asset Backed
   7.070% due 10/25/2029 (d)                               758             757
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                   172             171
                                                                     ---------
                                                                         4,605
                                                                     =========

                                                       See accompanying notes 45

Global Bond Fund II
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
Municipal Bonds & Notes 0.7%
California State General Obligation, (FGIC Insured),
Series 1997 4.750% due 12/01/2028                   $      300      $      262

Long Island Power Authority New York Electric System,
(FSA Insured), Series 1998, 5.125% due 12/01/2022          300             277
                                                                    ----------
                                                                           539
                                                                    ==========
U.S. Government Agencies (e)(f) 3.3%
Federal National Mortgage Association
   6.500% due 07/10/2002 (j)                       A$      200             108
Student Loan Marketing Assn.
   6.520% due 04/25/2007 (d)                        $    1,361           1,356
   6.590% due 10/25/2007 (d)                               900             897
                                                                    ----------
                                                                         2,361
                                                                    ==========
U.S. Treasury Obligations 26.1%
Treasury Inflation Protected Securities
   3.630% due 07/15/2002 (b)(h)                         15,540          15,535
U.S. Treasury Bonds
   8.750% due 08/15/2020 (j)                               500             650
   8.000% due 11/15/2021                                   600             733
   6.250% due 08/15/2023                                 1,000           1,019
U.S. Treasury Strips
   0.000% due 02/15/2015                                 2,200             917
                                                                    ----------
                                                                        18,854
                                                                    ==========

Preferred Security 1.0%
                                                        Shares
DG Funding Trust
   9.030% due 12/29/2049 (d)                                70             702
                                                                    ----------
Total United States                                                     86,523
(Cost $86,715)                                                      ==========
--------------------------------------------------------------------------------
 PURCHASED PUT OPTIONS 1.0%
--------------------------------------------------------------------------------
                                                     Principal
                                                        Amount
                                                        (000s)

General National Mortgage Association (OTC)
    6.000% due 10/20/2030
    Strike @ 85.84 Exp. 11/13/2000                  $   14,000               0
General National Mortgage Association (OTC)
    7.000% due 10/23/2030
    Strike @ 89.00 Exp. 10/16/2000                      23,170               0
Interest Rate Swap (OTC)
    Strike @ 7.500% Exp. 04/29/2002                        700              14
U.S. Treasury Note (OTC)
    5.625% due 05/15/2008
    Strike @ 105.44 Exp. 11/01/2000                      1,100              78
U.S. Treasury Note (OTC)
    6.000% due 08/15/2009
Strike @ 110.09 Exp. 11/06/2000                          6,910             649
                                                                   -----------
Total Purchased Put Options                                                741
(Cost $793)                                                        ===========

 Short-Term Instruments 6.4%

Commercial Paper 6.4%
Alcoa, Inc.
   6.450% due 12/06/2000                                 1,400           1,383
Conagra, Inc.
   6.670% due 11/16/2000                                   400             396
Ingersoll-Rand Co.
   6.700% due 11/15/2000                                   500             496
Procter & Gamble Co.
   6.500% due 11/29/2000                                   200             198
Sprint Capital Corp.
   6.720% due 11/08/2000                                 2,200           2,185
                                                                   -----------
Total Short-Term Instruments                                             4,658
(Cost $4,659)                                                      ===========

Total Investments (a) 192.8%                                        $  139,326
(Cost $142,734)

Written Options (c) (0.1%)                                                 (89)
(Premiums $89)

Other Assets and Liabilities (Net) (92.7%)                             (66,992)
                                                                    ----------
Net Assets 100.0%                                                   $   72,245
                                                                    ==========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of tax
cost over value.                                                    $      495

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                        (3,903)
                                                                    -----------
Unrealized depreciation-net                                         $   (3,408)
                                                                    ===========
(b) Securities with an aggregate market value of $860 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                                     Unrealized
                                                          # of    Appreciation/
Type                                                 Contracts   (Depreciation)
--------------------------------------------------------------------------------

EuroBond 10 Year Note (12/2000)                             23      $        8
Government of Japan 10 Year Note (12/2000)                  13             (37)
U.S. Treasury 10 Year Note (12/2000)                        30               7
U.S. Treasury 30 Year Note (12/2000)                        12             (14)
United Kingdom 10 Year Note (12/2000)                       18             (17)
United Kingdom 90 Day LIBOR Future (06/2001)                15               1
EuroBond 10 Year Written Put Note Options (11/2000)         32              10
                                                                    -----------
                                                                    $      (42)
                                                                    ===========

46 See accompanying notes

(c) Premiums received on written options:

                                                # of
Type                                       Contracts       Premium       Value
--------------------------------------------------------------------------------

Call - CBOT U.S. Treasury Note December Futures
   Strike @ 103.00 Exp. 11/18/2000                 7    $    1          $    1

Call - CBOT U. S. Treasury Note December Futures
   Strike @ 102.00 Exp. 11/18/2000                 7         2               2

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.84 Exp.10/10/2000            1,790,000         9               0

Call - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.90 Exp. 10/10/2000           1,790,000         8               4

Put - CME Eurodollar March Futures
   Strike @ 92.75 Exp. 03/19/2001                  5         3               0

Call - CME Eurodollar March Futures
   Strike @ 93.25 Exp. 03/19/2001                  5         2               4

Put - CBOT U.S. Treasury Note December Futures
   Strike @ 98.00 Exp. 11/18/2000                  3         2               1

Put - CBOT U.S. Treasury Note December Futures
   Strike @ 97.00 Exp. 11/18/2000                  3         1               0

Call - TSE Government of Japan December Futures
   Strike @ 134.00 Exp. 11/30/2000                 4         7               8

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.81 Exp. 12/21/2000           2,100,000         7               4

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.85 Exp. 10/24/2000             900,000         4               2

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.500% Exp. 02/23/2001         1,100,000         6               5

Put- OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.85 Exp. 10/24/2000           2,800,000        13               7

Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 7.500% Exp. 04/29/2002         1,000,000        24              51
                                                         ---------------------
                                                         $  89          $   89
                                                         =====================
(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Foreign forward currency contracts outstanding at September 30, 2000:

                            Principal
                               Amount                               Unrealized
                           Covered by         Settlement         Appreciation/
Type         Currency        Contract              Month        (Depreciation)
--------------------------------------------------------------------------------

Buy                AP             102            02/2001            $        1
Buy                A$             860            10/2000                   (40)
Sell                              150            10/2000                     5
Sell                              960            11/2000                     1
Buy                               169            11/2000                     0
Buy                BR             230            01/2001                    (1)
Buy                                90            03/2001                     1
Sell               C$             400            10/2000                     4
Buy                               130            10/2000                    (1)
Sell               SF           2,560            10/2000                   (20)
Buy                             1,400            10/2000                     1
Sell                            1,400            11/2000                    (1)
Buy                CL          62,700            10/2000                    (5)
Buy                             4,400            03/2001                     0
Buy                CP         190,800            02/2001                     0
Sell               DK          13,519            10/2000                    11
Sell                            3,366            11/2000                     0
Buy                             3,366            10/2000                     0
Sell               EC             400            01/2001                    28
Sell                           11,854            10/2000                   259
Buy                            88,805            10/2000                   (26)
Sell                            1,159            11/2000                    (2)
Sell               BP           3,064            10/2000                   (61)
Buy                               460            10/2000                    13
Buy                GD         360,498            01/2001                   (25)
Sell                           50,518            12/2000                     0
Sell               H$           3,810            10/2000                    (3)
Buy                             3,810            10/2000                     0
Sell                           31,200            08/2001                    14
Buy                            15,600            08/2001                    (2)
Buy                HF         197,000            01/2001                  (109)
Sell                          197,000            01/2001                    49
Buy                            47,700            02/2001                    (7)
Buy                IR       1,180,000            10/2000                    (9)
Sell               JY         414,425            10/2000                    47
Buy                           268,820            10/2000                   (28)
Sell                          149,236            11/2000                     1
Buy                KW         181,300            10/2000                     1
Buy                MP           1,220            10/2000                     6
Buy                               960            01/2001                     2
Sell                            1,220            10/2000                    (3)
Sell               N$           4,126            10/2000                    64
Buy                             2,800            10/2000                   (49)
Sell                            1,373            11/2000                     8
Buy                PN             540            02/2001                    (1)
Buy                               120            03/2001                     0
Buy                PP           4,450            03/2001                     2
Buy                PZ           1,067            01/2001                   (13)
Buy                             2,780            02/2001                   (19)
Buy                             3,213            03/2001                    (7)
Sell                            2,780            02/2001                     7
Sell                              667            01/2001                    (4)
Sell                              270            03/2001                    (4)
Buy                             3,560            10/2000                   (26)
Sell               SK           1,364            10/2000                     3
Buy                TB           3,800            10/2000                    (5)
Buy                TL     125,000,000            02/2001                   (12)
Buy                TD           3,092            10/2000                    (2)
Buy                VB          89,550            10/2000                     6
Buy                             4,010            12/2000                     0
Buy                SR           1,030            03/2001                     2
                                                                    ----------
                                                                    $       51
                                                                    ==========

                                                       See accompanying notes 47

(f) Principal amount denoted in indicated currency:

       AP - Argentine Peso
       A$ - Australian Dollar
       BP - British Pound
       BR - Brazilian Real
       CL - Chilean Peso
       CP   Columbian Peso
       C$ - Canadian Dollar
       DK - Danish Krone
       EC - Euro
       GD - Greek Drachma
       HF - Hungarian Forint
       H$ - Hong Kong Dollar
       IR - Indonesian Rupiah
       JY - Japanese Yen
       MP - Mexican Peso
       N$ - New Zealand Dollar
       PN - Peruvian New Sol
       PP - Philippine Peso
       PZ - Polish Zloty
       KW - South Korean Won
       SF - Swiss Franc
       SK - Swedish Krona
       SR - South Africa Rand
       TD - Taiwan Dollar
       TB - Thai Baht
       VB - Venezuelan Bolivar

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Swap agreements outstanding at September 30, 2000:

                                                                     Unrealized
                                                      Notional    Appreciation/
Type                                                    Amount   (Depreciation)
--------------------------------------------------------------------------------

Receive fixed rate equal to 5.935% and pay floating rate based on 6 month BP-LIBOR.

Broker: Merrill Lynch
Exp. 11/05/2003                                    BP    1,700      $      (28)

Receive floating rate based on 6-month Australian Bank Bill and pay a fixed rate equal to 6.667%.

Broker: Morgan Stanley
Exp. 09/20/2005                                    A$    4,400               1

Receive floating rate based on 3-month Canadian Bank Bill and pay a fixed rate equal to 6.346%.

Broker: Goldman Sachs
Exp. 07/19/2005                                    C$    3,000             (25)

Receive floating rate based on 3-month Canadian Bank Bill and pay fixed rate equal to 6.248%.

Broker: Royal Bank of Canada
Exp. 08/02/2005                                          8,500             (50)

Receive floating rate based on 3-month Canadian Bank Bill and pay fixed rate equal to 6.515%.

Broker: J.P. Morgan
Exp. 05/10/2002                                          3,400             (22)

Receive floating rate based on 6-month JY-LIBOR and pay fixed rate equal to 2.020%.

Broker: Goldman Sachs
Exp. 05/18/2010                                    JY  226,000               4

Receive floating rate based on 6-month EURO-LIBOR and pay fixed rate equal to 6.175%.

Broker: Goldman Sachs
Exp. 05/22/2030                                    EC    1,320      $      (13)

Receive floating rate based on 6-month EURO-LIBOR minus 0.54% and pay a fixed rate equal to 6.250%.

Broker: J.P. Morgan
Exp. 01/04/2024                                             90               1

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.310%.

Broker: Goldman Sachs
Exp. 07/14/2005                                    JY  232,000              (6)

Receive a fixed rate equal to 7.291% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 07/21/2005                                     $    2,000              46

Receive a fixed rate equal to 7.010% and pay floating rate based on 6-month LIBOR.

Broker: Morgan Stanley
Exp. 09/20/2005                                          2,600              29

Receive floating rate based on 6-month EURO-LIBOR and pay fixed rate equal to 6.069%.

Broker: Morgan Stanley
Exp. 08/25/2030                                    EC    1,100               8
                                                                    -----------
                                                                    $      (55)
                                                                    ===========
(j) Subject to financing transaction.

(k) Restricted security.

48 See accompanying notes

Schedule of Investments

High Yield Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 75.8%
--------------------------------------------------------------------------------
Banking & Finance 8.1%
Americo Life, Inc.
   9.250% due 06/01/2005                            $      250      $      234
Amethyst Financial Co. Ltd.
  11.750% due 10/29/2001                                 5,000           5,000
Arvin Capital
   9.500% due 02/01/2027                                19,000          17,561
Bay View Capital Corp.
   9.130% due 08/15/2007                                 6,400           4,896
Beaver Valley Funding Corp.
   8.630% due 06/01/2007                                18,000          18,322
   9.000% due 06/01/2017                                15,235          15,737
DLJ Secured Loan Trust
  10.130% due 07/07/2007                                10,000          10,491
Forest City Enterprises
   8.500% due 03/15/2008                                13,400          12,931
Fuji Bank Ltd.
   9.870% due 12/31/2049 (d)                             9,800           9,599
General Motors Acceptance Corp.
   6.840% due 04/29/2002 (d)                               800             803
Golden State Holdings
   6.750% due 08/01/2001                                 6,250           6,155
   7.000% due 08/01/2003                                 3,705           3,546
   7.130% due 08/01/2005                                   870             811
Host Marriott LP
   8.380% due 02/15/2006                                11,660          11,252
Imperial Credit Industries, Inc.
   9.880% due 01/15/2007                                   200              91
Mercury Finance Co.
  10.000% due 03/23/2001                                21,100          20,573
  11.160% due 03/23/2001                                21,350          20,709
Presidential Life Insurance Corp.
   7.880% due 02/15/2009                                13,250          12,226
Reliance Group Holdings
   9.000% due 11/15/2000 (e)                             4,778           1,625
Sovereign Bancorp, Inc.
   6.630% due 03/15/2001 (d)                            14,450          14,297
Sumitomo Bank Treasury Co.
   9.400% due 12/29/2049 (d)                            29,600          29,126
Telewest Credit Link
  10.880% due 02/07/2005                                 5,000           5,151
Trizec Finance Ltd.
  10.880% due 10/15/2005                                17,461          17,810
Willis Corroon Corp.
   9.000% due 02/01/2009                                10,700           9,924
                                                                    ----------
                                                                       248,870
                                                                    ==========
Industrials 60.3%
360 Networks, Inc.
  13.000% due 05/01/2008                                 7,150           6,542
Abbey Healthcare Group
   9.500% due 11/01/2002                                14,195          14,177
Adelphia Business Solution
  12.250% due 09/01/2004                                 7,200           6,552
Advanced Lighting
   8.000% due 03/15/2008                                10,425           7,467
AEI Holding Co.
  10.500% due 12/15/2005                                11,380           1,764
Allied Waste Industries, Inc.
   7.380% due 01/01/2004                                15,100          14,118
   7.630% due 01/01/2006                                 9,430           8,487
American Airlines
  10.610% due 03/04/2010                                   650             737
American Media Operation, Inc.
  10.250% due 05/01/2009                                 1,000             978
American Standard, Inc.
   7.130% due 02/15/2003                                   200             197
   7.380% due 04/15/2005                                 5,700           5,472
   9.250% due 12/01/2016                                 2,778           2,792
Amerigas Partners LP
  10.130% due 04/15/2007                                 3,000           3,011
AM-FM, Inc.
   8.750% due 06/15/2007                                 5,650           5,777
   8.000% due 11/01/2008                                 5,000           5,063
Amphenol Corp.
   9.880% due 05/15/2007                                 6,795           6,965
Archibald Candy Corp.
  10.250% due 07/01/2004                                 4,000           2,240
Arco Chemical Co.
   9.380% due 12/15/2005                                 4,215           4,191
Ball Corp.
   7.750% due 08/01/2006                                 8,100           7,918
   8.250% due 08/01/2008                                 7,600           7,401
Beckman Instruments, Inc.
   7.100% due 03/04/2003                                 6,431           6,271
   7.450% due 03/04/2008                                15,870          14,624
Benedek Communications Corp.
   0.000% due 05/15/2006 (c)                             1,500           1,320
Beverly Enterprises, Inc.
   9.000% due 02/15/2006                                18,075          17,081
Boyd Gaming Corp.
   9.500% due 07/15/2007                                 2,000           1,880
British Sky Broadcasting PLC
   7.300% due 10/15/2006                                 1,000             925
   8.200% due 07/15/2009                                 4,000           3,790
Browning-Ferris Industries, Inc.
   6.100% due 01/15/2003 (d)                             4,100           3,848
   7.880% due 03/15/2005                                 2,000           1,868
Building Materials Corp.
   7.750% due 07/15/2005                                13,656           8,945
   8.630% due 12/15/2006                                 1,250             831
   8.000% due 10/15/2007                                 1,276             798
   8.000% due 12/01/2008                                18,250          11,224
Cadmus Communications Corp.
   9.750% due 06/01/2009                                 6,700           6,600
Call-Net Enterprises, Inc.
   8.000% due 08/15/2008                                 8,450           4,014
Canadian Forest Oil Ltd.
   8.750% due 09/15/2007                                 5,650           5,509
Century Communications Corp.
   9.750% due 02/15/2002                                   650             650
   0.000% due 03/15/2003                                19,960          15,269
   8.750% due 10/01/2007                                 3,800           3,420
CF Cable TV, Inc.
   9.130% due 07/15/2007                                 9,000           9,685
Charter Communications Holding LLC
   8.250% due 04/01/2007                                13,750          12,530
  10.000% due 04/01/2009                                 7,150           7,034
Clark R & M, Inc.
   8.380% due 11/15/2007                                 3,000           2,430
Clearnet Communications
   0.000% due 05/01/2009 (c)                             6,000           4,785
Cliffs Drilling Co.
  10.250% due 05/15/2003                                   750             773
Columbia/HCA Healthcare
   6.130% due 12/15/2000                                 2,000           1,990
   6.870% due 09/15/2003                                 1,300           1,247
   6.910% due 06/15/2005                                 1,250           1,179
   7.000% due 07/01/2007                                 3,350           3,110
   8.360% due 04/15/2024                                 6,000           5,585
   6.730% due 07/15/2045                                 5,000           4,797
Columbus McKinnon
   8.500% due 04/01/2008                                14,750          13,035
Consolidated Container
  10.130% due 07/15/2009                                 8,150           8,201
Container Corp. of America
   9.750% due 04/01/2003                                 1,000           1,010
  11.250% due 05/01/2004                                 6,920           6,989
Continental Cablevision
   9.500% due 08/01/2013                                10,000          10,656
Cross Timbers Oil Co.
   9.250% due 04/01/2007                                 1,440           1,440
Crown Castle International Corp.
  13.250% due 11/15/2007                                 2,250           1,766
  10.750% due 08/01/2011                                 4,000           4,130
Crown Cork & Seal Co.
   7.130% due 09/01/2002                                 4,115           3,905

                                                       See accompanying notes 49

High Yield Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
CSC Holdings, Inc.
   9.250% due 11/01/2005                           $     1,000      $    1,013
   9.880% due 05/15/2006                                   850             873
   7.880% due 12/15/2007                                   100              99
   9.880% due 02/15/2013                                 3,100           3,193
   9.880% due 04/01/2023                                 4,000           4,120
Cumberland Farms
  10.500% due 10/01/2003                                 5,784           5,596
Dade International, Inc.
  11.130% due 05/01/2006                                   500             133
Delta Air Lines, Inc.
  10.790% due 03/26/2014                                 2,264           2,548
Diamond Cable Communication Co.
  13.250% due 09/30/2004 (c)                             1,500           1,575
   0.000% due 12/15/2005 (c)(d)                         10,000           9,450
  10.750% due 02/15/2007 (c)                            10,100           7,626
Dunlop Stand Aerospace Holdings
  11.880% due 05/15/2009                                 3,900           3,944
Echostar Broadband Corp.
  10.380% due 10/01/2007                                 2,000           2,000
Echostar Communications Corp.
   9.250% due 02/01/2006                                23,046          22,844
   9.380% due 02/01/2009                                11,000          10,835
Embotelladora Arica S.A
   9.880% due 03/15/2006                                16,050          16,712
Emmis Communications Corp.
   8.130% due 03/15/2009                                   200             191
Energis PLC
   9.750% due 06/15/2009                                 7,500           7,425
Extended Stay America
   9.150% due 03/15/2008                                 6,350           6,033
Extendicare Health Services
   9.350% due 12/15/2007                                 2,050           1,210
EZ Communication, Inc.
   9.750% due 12/01/2005                                 2,500           2,627
Fairpoint Communications, Inc.
   9.500% due 05/01/2008                                 7,875           6,891
  10.320% due 05/01/2008 (d)                             4,500           4,247
  12.500% due 05/01/2010                                 4,200           4,074
Federal-Mogul Corp.
   7.500% due 07/01/2004                                22,650           9,626
   7.380% due 01/15/2006                                   150              59
   7.750% due 07/01/2006                                11,350           4,483
Ferrellgas Partners LP
   9.380% due 06/15/2006                                14,936          14,712
Fisher Scientific International
   7.130% due 12/15/2005                                13,750          12,237
   9.000% due 02/01/2008                                17,895          16,554
Flag Telecom Holding Ltd.
  11.630% due 03/30/2010                                19,200          16,512
Forest Oil Corp.
  10.500% due 01/15/2006                                 3,585           3,710
Fox/Liberty Networks LLC
   0.000% due 08/15/2007 (c)                             9,750           8,312
Fred Meyer, Inc.
   7.450% due 03/01/2008                                   400             387
Frontiervision L.P.
  11.000% due 10/15/2006                                 2,000           2,005
Garden State Newspapers
   8.750% due 10/01/2009                                 3,955           3,698
   8.630% due 07/01/2011                                 3,900           3,656
Georgia Gulf Corp.
   7.630% due 11/15/2005                                 1,250           1,217
Global Crossing Ltd.
   6.000% due 10/15/2013                                12,385          11,442
Golden Northwest Aluminum
  12.000% due 12/15/2006                                 2,850           2,814
Gulf Canada Resources Ltd.
   9.250% due 01/15/2004                                10,975          11,151
   9.630% due 07/01/2005                                 2,830           2,904
   8.380% due 11/15/2005                                 4,000           4,020
Harrahs Operating Co., Inc.
   7.880% due 12/15/2005                                 6,600           6,369
   7.500% due 01/15/2009                                20,675          19,507
HMH Properties, Inc.
   7.880% due 08/01/2005                                32,120          30,434
Hollinger International Publishing
   8.630% due 03/15/2005                                   250             249
   9.250% due 02/01/2006                                 4,600           4,629
   9.250% due 03/15/2007                                   680             687
Holmes Products Corp.
   9.880% due 11/15/2007                                   950             565
Horseshoe Gaming Holding
   8.630% due 05/15/2009                                17,750          17,484
HS Resources, Inc.
   9.880% due 12/01/2003                                 3,650           3,687
   9.250% due 11/15/2006                                 5,250           5,276
Huntsman Corp.
   9.500% due 07/01/2007                                12,700          10,223
Huntsman ICI Chemicals LLC
  10.130% due 07/01/2009                                 5,400           5,326
Huntsman Polymers Corp.
  11.750% due 12/01/2004                                 4,600           4,669
Impsat Corp.
  12.380% due 06/15/2008                                 8,900           6,964
Intermedia Communications, Inc.
   0.000% due 05/15/2006 (c)                            25,535          24,386
International Game Technology
   7.880% due 05/15/2004                                14,800          14,541
   8.380% due 05/15/2009                                14,100          13,853
Isle of Capri Casinos, Inc.
   8.750% due 04/15/2009                                   500             468
ISP Holdings, Inc.
   9.750% due 02/15/2002                                 4,750           4,274
   9.000% due 10/15/2003                                24,570          23,587
ITT Corp.
   6.250% due 11/15/2000                                 1,500           1,497
John Q. Hammons Hotels
   8.880% due 02/15/2004                                 2,550           2,384
   9.750% due 10/01/2005                                   200             191
Jones Intercable, Inc.
   8.880% due 04/01/2007                                 5,060           5,309
Jupiters Ltd.
   8.500% due 03/01/2006                                12,800          12,352
K Mart Corp.
   8.130% due 12/16/2003                                   300             281
  12.350% due 01/01/2008                                 3,920           3,974
   8.800% due 07/01/2010                                 1,144           1,078
   9.350% due 01/02/2020                                12,936          11,504
   9.780% due 01/05/2020                                 9,575           7,828
Keebler Corp.
  10.750% due 07/01/2006                                 6,000           6,354
KPNQWest BV
   8.130% due 06/01/2009                                27,600          25,530
L-3 Communications Corp.
  10.380% due 05/01/2007                                 6,450           6,627
   8.500% due 05/15/2008                                   400             374
Lear Corp.
   8.250% due 02/01/2002                                 6,410           6,378
   7.960% due 05/15/2005                                 3,125           2,979
Lenfest Communications
   8.380% due 11/01/2005                                10,650          11,179
  10.500% due 06/15/2006                                   525             594
Level 3 Communications, Inc.
  11.000% due 03/15/2008                                 5,500           5,280
   9.130% due 05/01/2008                                31,450          27,204
  11.250% due 03/15/2010                                 1,000             960
Levi Strauss & Co.
   6.800% due 11/01/2003                                25,350          21,547
Leviathan Gas Corp.
  10.380% due 06/01/2009                                 3,325           3,525
Lin Television Corp.
   8.380% due 03/01/2008                                 9,300           8,882
Lyondell Chemical Co.
   9.630% due 05/01/2007                                15,435          15,107
Mail-Well Corp.
   8.750% due 12/15/2008                                20,930          18,314

50 See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
Mandalay Resort Group
   6.750% due 07/15/2003                            $   19,750      $   18,565
   9.250% due 12/01/2005                                 6,100           6,070
   6.450% due 02/01/2006                                   100              88
  10.250% due 08/01/2007                                   250             258
   9.500% due 08/01/2008                                   500             513
Mark IV Industries, Inc.
   7.500% due 09/01/2007                                 6,730           5,260
Market Hub Partners
   8.250% due 03/01/2008                                11,580          11,783
Marsh Supermarkets, Inc.
   8.880% due 08/01/2007                                 9,500           8,978
McLeodUSA, Inc.
   0.000% due 03/01/2007 (c)                            43,525          35,908
   8.380% due 03/15/2008                                 5,100           4,487
   9.500% due 11/01/2008                                13,625          12,808
   8.130% due 02/15/2009                                 4,837           4,196
Metromedia Fiber Network, Inc.
  10.000% due 11/15/2008                                14,645          13,766
  10.000% due 12/15/2009                                15,100          14,194
Metronet Communications
   0.000% due 06/15/2008 (c)                            16,475          13,460
MGM Grand, Inc.
   6.950% due 02/01/2005                                30,420          29,244
Mirage Resorts, Inc.
   6.630% due 02/01/2005                                 3,500           3,328
   7.250% due 10/15/2006                                 2,670           2,551
Newpark Resources, Inc.
   8.630% due 12/15/2007                                 4,050           3,827
Nextel Communications, Inc.
   9.380% due 11/15/2009                                46,700          45,766
Nextel Partners, Inc.
   0.000% due 02/01/2009 (c)                            11,538           8,163
  11.000% due 03/15/2010                                   200             202
Nextlink Communications, Inc.
   9.630% due 10/01/2007                                 9,000           8,168
  10.750% due 06/01/2009                                 2,425           2,255
  10.500% due 12/01/2009                                10,000           9,200
NL Industries, Inc.
  11.750% due 10/15/2003                                 1,950           1,989
Nortek, Inc.
   9.130% due 09/01/2007                                   500             475
   8.880% due 08/01/2008                                   750             694
NTL, Inc.
  12.750% due 04/15/2005 (c)                               700             707
   0.000% due 02/01/2006 (c)                            20,600          19,570
  11.500% due 10/01/2008                                 7,400           7,178
Octel Developments PLC
  10.000% due 05/01/2006                                   900             851
Orion Network Systems, Inc.
   0.000% due 01/15/2007 (c)                            13,800           4,761
  11.250% due 01/15/2007                                14,625           7,678
Owens-Illinois, Inc.
   7.850% due 05/15/2004                                 2,650           2,381
P&L Coal Holdings
   8.880% due 05/15/2008                                19,050          18,907
Packaging Corp. of America
   9.630% due 04/01/2009                                 3,125           3,180
Park Place Entertainment Corp.
   8.880% due 09/15/2008                                 6,000           5,993
Perry-Judd
  10.630% due 12/15/2007                                 2,320           2,076
Petroleos Mexicanos
   9.380% due 12/02/2008                                 8,000           8,240
PharMerica, Inc.
   8.380% due 04/01/2008                                15,650          11,503
Phar-Mor, Inc.
  11.720% due 09/11/2002                                 5,905           3,757
Physician Sales and Service, Inc.
   8.500% due 10/01/2007                                 9,250           8,371
Piedmont Aviation, Inc.
  10.250% due 03/28/2005                                   571             559
   9.900% due 11/08/2006                                   716             686
Pioneer National Resources
   8.880% due 04/15/2005                                20,100          20,573
   8.250% due 08/15/2007                                 6,500           6,368
   6.500% due 01/15/2008                                 6,950           6,157
Polymer Group, Inc.
   9.000% due 07/01/2007                                11,178           8,663
   8.750% due 03/01/2008                                10,950           8,705
Price Communications Wireless, Inc.
   9.130% due 12/15/2006                                 8,075           8,196
Pride International, Inc.
   9.380% due 05/01/2007                                 3,100           3,170
Primedia, Inc.
  10.250% due 06/01/2004                                 4,000           4,020
   8.500% due 02/01/2006                                10,740          10,257
   7.630% due 04/01/2008                                 8,250           7,508
R & B Falcon Corp.
   6.500% due 04/15/2003                                 7,500           7,163
   9.250% due 04/15/2005                                 4,525           4,248
R.H. Donnelly, Inc.
   9.130% due 06/01/2008                                 6,725           6,624
Racers
   8.380% due 10/01/2007                                21,606          19,952
Renaissance Media Group
   0.000% due 04/15/2008 (c)                            21,250          14,981
Rogers Cablesystems Ltd.
  10.000% due 03/15/2005                                 4,000           4,250
Rogers Cantel, Inc.
   8.300% due 10/01/2007                                 4,316           4,294
   8.800% due 10/01/2007                                 1,350           1,360
   9.380% due 06/01/2008                                23,550          24,492
Rural Cellular Corp.
   9.630% due 05/15/2008                                12,300          11,808
Safety-Kleen Services
   9.250% due 06/01/2008 (e)                            28,475           1,032
   9.250% due 05/15/2009 (e)                            14,000             508
Salem Communications
   9.500% due 10/01/2007                                 1,400           1,379
Satelites Mexicanos
  11.280% due 06/30/2004 (d)                             7,875           5,473
SC International Services, Inc.
   9.250% due 09/01/2007                                19,450          19,061
Scotia Pacific Co. LLC
   7.710% due 01/20/2014 (d)                               180             118
Sequa Corp.
   9.000% due 08/01/2009                                 7,550           7,456
Silgan Holdings, Inc.
   9.000% due 06/01/2009                                14,525          13,254
Smithfield Foods
   7.630% due 02/15/2008                                 2,215           1,999
Smiths Food & Drug Centers, Inc.
   8.640% due 07/02/2012                                   299             316
Station Casinos, Inc.
  10.130% due 03/15/2006                                 2,000           2,010
   9.750% due 04/15/2007                                 6,850           6,867
   8.880% due 12/01/2008                                   800             775
   9.880% due 07/01/2010                                 1,000           1,008
Sterling Chemicals, Inc.
  12.380% due 07/15/2006                                10,740          10,901
Stone Container Corp.
  10.750% due 10/01/2002                                12,346          12,577
  11.500% due 10/01/2004                                 2,000           2,065
  11.500% due 08/15/2006                                 4,850           5,020
TeleCorp PCS, Inc.
  10.630% due 07/15/2010                                 1,125           1,142
Telewest Communications PLC
   9.630% due 10/01/2006                                11,250          10,519
   0.000% due 10/01/2007 (c)(d)                         10,949          10,538
  11.250% due 11/01/2008                                 1,000             975
   9.250% due 04/15/2009 (c)                            19,330          10,390
   9.880% due 02/01/2010                                 7,750           7,130
Tenet Healthcare Corp.
   7.880% due 01/15/2003                                 1,000             998
   8.630% due 12/01/2003                                 1,500           1,511
   8.000% due 01/15/2005                                 7,095           7,033
   8.630% due 01/15/2007                                 3,500           3,483
   7.630% due 06/01/2008                                20,090          19,111

                                                        See acompanying notes 51

High Yield Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
Terra Industries
  10.500% due 06/15/2005                            $    2,000      $    1,265
TFM SA de CV
   0.000% due 06/15/2009 (c)                             8,250           6,249
Triad Hospitals, Inc.
  11.000% due 05/15/2009                                 2,095           2,158
U.S. Air, Inc.
   9.630% due 09/01/2003                                16,403          15,924
   9.330% due 01/01/2006                                 4,510           4,200
United Defense Industries, Inc.
   8.750% due 11/15/2007                                 1,000             943
United Pan-Europe Communications NV
  10.880% due 11/01/2007                                11,500          10,062
   0.000% due 02/01/2009 (c)                             7,990           4,674
  10.880% due 08/01/2009                                13,800          11,799
Vectura Group, Inc.
  10.250% due 06/30/2008                                   275             235
Vintage Petroleum, Inc.
   9.000% due 12/15/2005                                 9,840           9,988
   9.750% due 06/30/2009                                 6,350           6,636
Voicestream Wireless Holding Corp.
  10.380% due 11/15/2009                                 4,000           4,340
Waste Management, Inc.
   7.000% due 05/15/2005                                   650             618
Western Gas Resources, Inc.
  10.000% due 06/15/2009                                 7,100           7,455
Westinghouse Air Brake
   9.380% due 06/15/2005                                 3,685           3,574
Westpoint Stevens, Inc.
   7.880% due 06/15/2008                                 3,220           2,415
Williams Communications Group, Inc.
   7.180% due 11/15/2001 (d)                             6,100           6,104
  10.700% due 10/01/2007                                 4,500           4,219
  10.880% due 10/01/2009                                 5,750           5,290
World Color Press, Inc.
   8.380% due 11/15/2008                                   650             633
   7.750% due 02/15/2009                                 1,750           1,634
Worldwide Fiber, Inc.
  12.000% due 08/01/2009                                 7,250           6,489
Young Broadcasting, Inc.
   9.000% due 01/15/2006                                18,625          17,973
   8.750% due 06/15/2007                                   160             152
                                                                    ----------
                                                                     1,841,222
                                                                    ==========
Utilities 7.4%
AES Corp.
  10.250% due 07/15/2006                                 2,661           2,734
   8.500% due 11/01/2007                                 7,800           7,488
   9.500% due 06/01/2009                                 6,585           6,733
Alestra SA
  12.130% due 05/15/2006                                12,100          11,767
AT&T Corp.
  10.630% due 11/01/2008                                 9,600          10,672
Azurix Corporation
  10.380% due 02/15/2007                                16,600          15,687
Calpine Corp.
   9.250% due 02/01/2004                                13,000          13,017
  15.000% due 03/15/2004                                10,000          10,759
   7.630% due 04/15/2006                                 4,500           4,389
   8.750% due 07/15/2007                                24,250          24,414
   7.880% due 04/01/2008                                 7,287           7,012
   7.750% due 04/15/2009                                 1,000             953
Carolina Power & Light Co.
   7.230% due 07/29/2002 (d)                             2,900           2,911
CMS Energy
   8.130% due 05/15/2002                                 4,537           4,506
   6.750% due 01/15/2004                                   750             704
   7.000% due 01/15/2005                                10,000           9,212
Flag Ltd.
   8.250% due 01/30/2008                                27,375          24,227
ITC Deltacom, Inc.
  11.000% due 06/01/2007                                 5,385           4,873
   8.880% due 03/01/2008                                13,300          10,840
Mastec, Inc.
   7.750% due 02/01/2008                                 7,250           6,924
North Atlantic Energy
   9.050% due 06/01/2002                                     9               9
Philippine Long Distance Telephone Co.
  10.500% due 04/15/2009                                11,150          10,069
Qwest Communications International, Inc.
   0.000% due 10/15/2007 (c)                            13,040          11,424
   0.000% due 02/01/2008 (c)                            10,550           8,689
   7.500% due 11/01/2008                                 7,500           7,481
Telekomunikacja Polska SA
   7.750% due 12/10/2008                                    80              77
Wilmington Trust Co. - Tucson Electric
  10.210% due 01/01/2009 (b)                               500             500
  10.730% due 01/01/2013 (b)                             8,866           9,359
                                                                    ----------
                                                                       227,430
                                                                    ----------
Total Corporate Bonds & Notes                                        2,317,522
(Cost $2,532,215)                                                   ==========
--------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 2.3%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 1.8%
Asset Securitization Corp.
   7.380% due 08/13/2029                                 1,500           1,438
Federal Deposit Insurance Corp.
   7.860% due 11/25/2026 (d)                               400             400
LTC Commercial Corp.
   7.970% due 04/15/2028                                 5,062           4,734
Red Mountain Funding Corp.
   9.150% due 11/28/2027                                 5,727           3,901
Resolution Trust Corp.
   6.900% due 02/25/2027                                 5,428           5,004
   7.000% due 05/25/2027                                 5,734           5,641
Sasco Floating Rate Commercial Mortgage
   7.170% due 04/25/2003 (d)                            29,800          29,220
Structured Asset Securities Corp.
   7.050% due 11/25/2007                                 4,000           3,837
                                                                    ----------
                                                                        54,175
                                                                    ==========
Other Mortgage-Backed Securities 0.5%
LTC Commercial Corp.
   9.200% due 08/04/2012                                 3,235           3,300
NationsBanc Mortgage Capital Corp.
   8.040% due 05/25/2028 (d)                             3,835           2,732
Nationslink Funding Corp.
   7.110% due 01/20/2013                                10,500           8,150
                                                                    ----------
                                                                        14,182
                                                                    ==========
Stripped Mortgage-Backed Securities 0.0%
Federal National Mortgage Association (IO)
   7.000% due 07/25/2008                                 2,190             278
   6.500% due 06/25/2017                                   351               6
   7.000% due 04/25/2019                                10,367             640
   7.000% due 12/25/2021                                 3,129             416
Fund America (IO)
   9.590% due 10/20/2021                                     6              57
                                                                    ----------
                                                                         1,397
                                                                    ----------
Total Mortgage-Backed Securities                                        69,754
(Cost $70,505)                                                      ==========
--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES 6.3%
--------------------------------------------------------------------------------
Airplanes Pass Through Trust
  10.880% due 03/15/2019                                28,515          23,211
Airtrust
   6.340% due 06/01/2013                                12,942           5,039
AM-FM, Inc.
  12.750% due 02/01/2009 (c)                             5,550           5,321
Bergen Brunswig Term Loan A
   9.120% due 03/31/2005                                 1,141           1,138
   9.190% due 03/31/2005                                   106             106
   9.220% due 03/31/2005                                 3,423           3,415
   9.330% due 03/31/2005                                 1,141           1,138
Charter Commercial Holdings LLC
   9.240% due 03/31/2008                                 5,000           4,994
Columbia/HCA Healthcare
   8.380% due 09/15/2001                                 7,500           7,444

52 See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
Conseco Finance
   9.300% due 10/15/2030                            $   10,000      $   10,344
Crown Castle
   9.370% due 03/31/2008                                 3,000           3,010
Global Crossing Ltd.
   9.440% due 08/15/2006                                 3,000           3,020
Green Tree Financial Corp.
   8.000% due 07/15/2018                                 7,000           5,843
Huntsman Corp.
   9.750% due 12/31/2005                                 3,000           2,976
Impress Metal Term Loan G
   9.940% due 12/01/2006                                 2,500           2,520
Jefferson Smurfit
   9.940% due 03/31/2006                                 1,512           1,516
Levi Strauss & Co. Term Loan
   9.940% due 02/01/2002                                   282             277
   9.890% due 02/01/2002                                   960             941
   9.930% due 02/01/2002                                 3,562           3,491
McLeodUSA Loan Term B
   9.620% due 05/26/2008                                 5,000           5,011
Morgan Stanley Aircraft Finance
   8.700% due 03/15/2023                                22,300          19,683
Primedia, Inc.
   9.000% due 07/31/2004                                 5,000           4,991
Starwood Hotels & Resorts
   9.370% due 02/23/2003                                 8,501           8,518
Stone Container Corp.
  10.190% due 10/01/2003                                11,204          11,242
  10.190% due 10/01/2005                                 4,759           4,762
   9.940% due 10/01/2005                                 4,377           4,389
Total Renal Care Revolver
   9.880% due 03/31/2003                                   960             909
  10.000% due 03/31/2003                                 4,506           4,393
  10.130% due 03/31/2003                                   133             126
   9.880% due 03/31/2003                                 1,697           1,607
Total Renal Care Term Loan A
   9.880% due 03/31/2003                                 1,017           1,001
Triad Hospitals, Inc.
  10.620% due 11/11/2005 (d)                             6,882           6,917
Voicestream Term Loan A
   9.410% due 12/31/2007                                 5,000           4,989
Voicestream Term Loan B
   9.660% due 02/15/2009                                 7,500           7,482
Voicestream Vendor Facility
   9.660% due 06/30/2009                                21,000          20,843
                                                                    ----------
Total Asset-Backed Securities                                          192,607
(Cost $202,066)                                                     ==========
--------------------------------------------------------------------------------
 SOVEREIGN ISSUES 0.8%
--------------------------------------------------------------------------------
Republic of Brazil
   7.380% due 04/15/2006 (d)                             4,650           4,377
United Mexican States
   8.500% due 02/01/2006                                10,000          10,005
   9.880% due 02/01/2010                                10,000          10,655
                                                                    ----------
Total Sovereign Issues                                                  25,037
(Cost $24,295)                                                      ==========
--------------------------------------------------------------------------------
 CONVERTIBLE BONDS & NOTES 1.8%
--------------------------------------------------------------------------------
Health Care 0.6%
Tenet Healthcare Corp.
   6.000% due 12/01/2005                                 3,250           2,714
Total Renal Care Holdings
   7.000% due 05/15/2009                                20,100          14,371
                                                                    ----------
                                                                        17,085
                                                                    ==========
Industrial 1.2%
Aes Drox Energy Ltd.
  11.500% due 08/30/2010                                 3,000           3,188
Hercules Trust VI
   9.230% due 12/29/2000 (d)                            25,550          25,543
Hilton Hotels Corp.
   5.000% due 05/15/2006                                 1,000             844
Pride International, Inc.
   0.000% due 04/24/2018                                11,750           5,523
Waste Management, Inc.
   4.000% due 02/01/2002 (d)                             2,500           2,334
                                                                    ----------
                                                                        37,432
                                                                    ----------
Total Convertible Bonds & Notes                                         54,517
(Cost $54,816)                                                      ==========
--------------------------------------------------------------------------------
 PREFERRED STOCK 3.0%
--------------------------------------------------------------------------------
                                                        Shares
CSC Holdings, Inc.
  11.125% due 04/01/2008                               199,314          21,177
Fresenius Medical Care
   9.000% due 12/01/2006                                29,995          29,920
   7.875% due 02/01/2008                                29,900          28,330
Newscorp Overseas Ltd.
   8.625% due 12/31/2049                               133,200           3,097
Primedia, Inc.
   9.200% due 11/01/2009                                70,000           6,248
   8.625% due 04/01/2010                                50,000           4,213
                                                                    ----------
Total Preferred Stock                                                   92,985
(Cost $98,374)                                                      ==========
--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 9.3%
--------------------------------------------------------------------------------
                                                     Principal
                                                        Amount
                                                        (000s)
Commercial Paper 9.2%
American Electric Power, Inc.
   6.700% due 11/01/2000                            $    5,300           5,270
Anz, Inc.
   6.520% due 11/03/2000                                 1,500           1,491
   6.480% due 11/07/2000                                 7,900           7,849
   6.480% due 11/28/2000                                 4,200           4,153
AT&T Corp.
   6.510% due 11/08/2000                                25,600          25,428
   6.530% due 11/15/2000                                 7,800           7,738
   6.470% due 12/13/2000                                 2,100           2,072
   6.510% due 12/13/2000                                 6,300           6,212
Bank One Corp.
   6.500% due 11/15/2000                                 7,200           7,143
Bell Atlantic Financial Services
   6.530% due 11/01/2000                                 6,300           6,266
Bellsouth Capital Funding
   6.490% due 12/06/2000                                11,700          11,549
CDC
   6.530% due 10/18/2000                                   600             598
Cox Communications
   6.730% due 11/06/2000                                24,000          23,843
CSX Corp.
   6.700% due 10/10/2000                                13,500          13,480
Dominion Resources, Inc.
   6.710% due 11/16/2000                                 4,400           4,363
Edison Midwest
   6.720% due 11/01/2000                                 2,400           2,387
   6.700% due 11/08/2000                                 5,000           4,966
   6.730% due 11/15/2000                                 3,100           3,075
Federal Home Loan Bank
   6.440% due 10/11/2000                                 2,800           2,795
Ford Motor Credit Corp.
   6.550% due 10/18/2000                                   400             399
General Electric Capital Corp.
   6.520% due 10/25/2000                                 1,300           1,295
   6.470% due 12/14/2000                                 7,400           7,295
   6.510% due 01/24/2001                                   500             489
Gillette Co.
   6.460% due 12/12/2000                                 3,600           3,550
Houston Industries
   6.800% due 11/08/2000                                 6,300           6,256

                                                       See accompanying notes 53

High Yield Fund
September 30, 2000 (Unaudited)
                                                                         Value
                                                        Shares          (000s)
--------------------------------------------------------------------------------

Infinity Broadcasting Corp.
   6.700% due 11/15/2000                            $    1,100      $    1,091
   6.700% due 11/16/2000                                 5,600           5,553
   6.700% due 11/17/2000                                25,400          25,182
   6.710% due 11/21/2000                                 6,100           6,043
Ingersoll-Rand Co.
   6.700% due 11/15/2000                                14,600          14,480
International Paper Co.
   6.700% due 10/10/2000                                 4,600           4,593
   6.720% due 11/17/2000                                 4,200           4,164
Nabisco, Inc.
   6.700% due 10/18/2000                                 9,600           9,572
SBC Communications, Inc.
   6.460% due 12/06/2000                                 2,200           2,173
Swedbank, Inc.
   6.510% due 01/19/2001                                17,900          17,532
Texas Utilities Co.
   6.700% due 10/18/2000                                 7,300           7,278
Verizon Global Funding
   6.460% due 12/07/2000                                 9,600           9,476
   6.470% due 12/14/2000                                 3,300           3,252
Yorkshire Building Society
   6.460% due 12/21/2000                                12,300          12,109
                                                                    ----------
                                                                       282,460
                                                                    ==========
Repurchase Agreements 0.1%
State Street Bank
    5.850% due 10/02/2000                                2,762           2,762
    (Dated 9/29/2000. Collateralized by
    Federal National Mortgage Association
    6.100% due 08/10/2001 valued at $2,822.
    Repurchase proceeds are $2,763.)
                                                                    ----------
Total Short-Term Instruments                                           285,222
(Cost $285,306)                                                     ==========

Total Investments (a) 99.3%                                         $3,037,644
(Cost $3,267,577)

Other Assets and Liabilities (Net) 0.7%                                 21,880
                                                                    ----------
Net Assets 100.0%                                                   $3,059,524
                                                                    ==========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                                       $   21,883

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                       (251,816)
                                                                    -----------
Unrealized depreciation-net                                         $ (229,933)
                                                                    ===========
(b) Restricted security.

(c) Security becomes interest bearing at a future date.

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Security is in default.

54 See accompanying notes

Schedule of Investments

Long-Term U.S. Government Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 5.9%
--------------------------------------------------------------------------------
Banking & Finance 4.1%
AESOP Funding II LLC
   6.220% due 10/20/2001                            $    1,500      $    1,501
Associates Corp. of North America
   5.800% due 04/20/2004                                 2,500           2,410
Bank One Corp.
   6.790% due 05/07/2002 (d)                             2,400           2,402
Countrywide Home Loans
   6.850% due 06/15/2004                                 1,500           1,485
Ford Motor Credit Corp.
   6.940% due 06/02/2003 (d)                             1,900           1,902
Goldman Sachs Group
   7.270% due 01/14/2002 (d)                             3,000           3,024
Morgan Stanley, Dean Witter, Discover and Co.
   6.990% due 04/22/2004 (d)                             2,500           2,503
                                                                    ----------
                                                                        15,227
                                                                    ==========
Industrials 0.8%
DaimlerChrysler Holdings
   7.000% due 08/16/2004 (d)                             3,000           3,005
                                                                    ----------


Utilities 1.0%
Detroit Edison Co.
   7.020% due 01/29/2001                                 1,000             998
Scana Corp.
   7.380% due 07/15/2002 (d)                             2,000           2,003
WorldCom, Inc.
   6.920% due 11/26/2001 (d)                               700             701
                                                                    ----------
                                                                         3,702
                                                                    ----------
Total Corporate Bonds & Notes                                           21,934
(Cost $21,998)                                                      ==========

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 15.1%
--------------------------------------------------------------------------------
Federal Home Loan Bank
   5.950% due 12/10/2008                                   250             232
   6.410% due 09/30/2013                                   500             455
   6.650% due 10/21/2013                                   300             277
Federal National Mortgage Assn.
   7.000% due 07/15/2005                                40,000          40,736
   6.470% due 04/15/2009                                 1,000             960
   7.130% due 01/15/2030                                 2,000           2,071
Student Loan Marketing Assn.
   6.480% due 07/25/2004 (d)                               982             980
Tennessee Valley Authority
   7.130% due 05/01/2030                                10,000          10,250
                                                                    ----------
Total U.S. Government Agencies                                          55,961
(Cost $55,225)                                                      ==========

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 73.3%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (b)
   3.630% due 07/15/2002 (f)                            17,215          17,209
U.S. Treasury Bonds
  11.250% due 02/15/2015 (c)                            15,000          22,298
   9.880% due 11/15/2015                                 3,100           4,239
   8.750% due 08/15/2020 (c)                            15,200          19,746
   7.130% due 02/15/2023                                12,000          13,481
   6.000% due 02/15/2026 (c)                            25,900          25,665
   6.130% due 11/15/2027                                42,600          42,959
   5.500% due 08/15/2028                                21,000          19,497
   6.250% due 05/15/2030                                 3,900           4,101
U.S. Treasury Notes
   6.750% due 05/15/2005                                49,000          50,776
U.S. Treasury Strips
   0.000% due 08/15/2003                                11,200           9,452
   0.000% due 05/15/2004                                 2,100           1,700
   0.000% due 05/15/2006                                13,400           9,591
   0.000% due 05/15/2013                                 4,200           1,956
   0.000% due 02/15/2019                                 8,600           2,817
   0.000% due 05/15/2020                                84,800          25,789
                                                                    ----------
Total U.S. Treasury Obligations                                        271,276
(Cost $270,207)                                                     ==========

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 70.8%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 27.8%
Bear Stearns Mortgage Securities, Inc.
   7.100% due 06/25/2024                                   385             365
   6.350% due 08/25/2024                                   650             647
   7.170% due 06/25/2030                                   919             907
California Federal Bank
   6.680% due 08/25/2030 (d)                               640             635
Chase Mortgage Finance Corp.
   6.320% due 04/25/2025 (d)                             2,031           2,052
CMC Securities Corp.
   6.000% due 02/25/2009                                   165             164
   6.150% due 05/25/2028 (d)                               215             215
Countrywide Funding Corp.
   6.500% due 01/25/2009                                   837             832
Federal Home Loan Mortgage Corp.
   7.000% due 07/01/2002                                 1,009           1,007
   7.500% due 06/01/2004                                    40              41
   7.500% due 07/01/2004                                   592             599
   7.500% due 08/01/2004                                    70              71
   7.500% due 09/01/2004                                   158             160
   9.500% due 01/15/2005                                    27              28
   5.500% due 05/15/2007                                    11              11
   8.000% due 02/15/2015                                   425             431
   4.250% due 12/15/2021                                   493             463
   7.000% due 07/15/2022                                 1,109           1,082
   7.000% due 05/15/2023                                   270             253
   7.000% due 08/15/2023                                   336             304
   6.250% due 09/15/2023                                 5,000           4,751
   7.000% due 09/15/2023                                   815             769
   6.850% due 10/25/2023                                 1,497           1,464
   6.500% due 11/15/2023                                   151             133
   6.000% due 11/15/2023                                   978             848
   6.500% due 11/15/2023                                   802             706
   6.500% due 11/25/2023                                   635             549
   6.500% due 12/15/2023                                 1,050             951
   7.000% due 01/15/2024                                   100              92
   7.500% due 01/20/2024                                 1,928           1,931
   6.500% due 02/15/2024                                   196             172
   6.500% due 03/15/2024                                 1,165           1,036
   6.000% due 10/15/2024                                 2,425           2,393
   6.500% due 12/15/2024                                 2,830           2,808
   8.000% due 12/15/2024                                 1,000           1,010
   7.500% due 02/15/2025                                 1,810           1,820
   6.500% due 03/15/2029                                   262             194
   6.000% due 05/15/2029                                   108              87
Federal National Mortgage Assn.
   7.500% due 02/01/2004                                   386             391
   7.500% due 03/01/2004                                   222             224
   7.500% due 04/01/2004                                   247             250
   7.500% due 05/01/2004                                   392             396
   7.500% due 06/01/2004                                   410             415
   7.500% due 07/01/2004                                   518             523
   7.500% due 08/01/2004                                   967             978
   7.500% due 09/01/2004                                   196             198
   7.500% due 10/01/2004                                   192             194
   5.750% due 06/25/2006                                     6               6
   5.600% due 07/25/2006                                    12              12
   6.250% due 12/25/2013                                    79              74
   7.220% due 10/25/2017 (d)                             3,266           3,265
   7.000% due 02/25/2020                                 1,871           1,864
   6.950% due 07/25/2020                                 1,449           1,431
   6.750% due 06/25/2021                                 3,275             262
   8.000% due 03/25/2022                                     7               7
   7.000% due 04/25/2022                                   879             817
   7.000% due 06/25/2022                                   421             388
   7.800% due 10/25/2022                                   448             448
   7.000% due 10/25/2022                                 1,639           1,516
   7.000% due 05/25/2023                                 1,403           1,304
   6.900% due 05/25/2023                                   658             588
   7.000% due 06/25/2023                                   564             529
   6.000% due 08/25/2023                                   141             120
   6.500% due 08/25/2023                                   812             712
   4.500% due 10/25/2023                                   224             119


                                                       See accompanying notes 55

Long-Term U.S. Government Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------

   6.500% due 11/25/2023                            $    2,000      $    1,842
   6.500% due 12/25/2023                                   288             250
   7.000% due 12/25/2023                                 1,602           1,450
   6.500% due 12/25/2023                                 3,562           2,991
   6.500% due 01/25/2024                                   210             184
   6.500% due 02/25/2024                                   305             264
   6.000% due 05/17/2027                                 2,500           2,174
   7.000% due 05/18/2027                                 1,600           1,436
   9.000% due 06/01/2027                                 1,506           1,568
   6.890% due 02/01/2028 (d)                               431             443
First Boston Mortgage Securities Corp.
   7.300% due 07/25/2023                                 1,485           1,349
General Electric Capital Mortgage Services, Inc.
   9.000% due 10/25/2023                                   267             270
   6.500% due 11/25/2023                                 3,000           2,729
   6.500% due 01/25/2024                                 4,614           3,727
   6.500% due 03/25/2024                                   904             836
   7.000% due 10/25/2027                                   689             685
   6.650% due 05/25/2028                                 5,330           5,277
German American Capital Corp.
   7.000% due 08/12/2010                                 3,000           2,949
Government National Mortgage Assn.
   7.000% due 03/16/2029                                   278             227
Independent National Mortgage Corp.
   9.070% due 01/25/2025 (d)                                54              55
   6.930% due 05/25/2026                                   612             608
Mellon Residential Funding Corp.
   6.460% due 07/25/2029                                 1,243           1,238
Merrill Lynch Mortgage Investors, Inc.
   6.050% due 10/15/2008                                 2,578           2,483
   6.210% due 03/20/2017                                   523             521
Norwest Asset Securities Corp.
   6.750% due 10/25/2028                                   979             925
PNC Mortgage Securities Corp.
   7.500% due 01/25/2015                                 1,533           1,474
   7.500% due 02/25/2027                                 1,764           1,765
   6.750% due 04/25/2028                                 3,000           2,924
Prudential Home Mortgage Securities
   7.630% due 02/25/2023                                    36              36
   6.950% due 09/25/2023                                    70              57
   6.500% due 11/25/2023                                   102              92
   6.500% due 01/25/2024                                 1,447           1,236
   8.000% due 06/25/2024                                   746             752
Residential Accredit Loans, Inc.
   7.000% due 02/25/2028                                 2,000           1,932
Residential Funding Mortgage Securities, Inc.
   8.950% due 03/25/2025 (d)                                65              66
   7.750% due 09/25/2026                                 1,100           1,096
   7.500% due 04/25/2027                                 1,913           1,895
Resolution Trust Corp.
   6.730% due 05/25/2029 (d)                               732             724
   7.690% due 09/25/2029                                 1,334           1,336
Vendee Mortgage Trust
   6.500% due 06/15/2024                                 2,237           1,914
                                                                    ----------
                                                                       102,792
                                                                    ==========
Federal Home Loan Mortgage Corporation 7.2%
   6.250% due 12/15/2023                                   512             454
   6.360% due 01/01/2028 (d)                             2,674           2,654
   6.500% due 11/15/2023-01/15/2028 (h)                 10,269           8,879
   6.760% due 09/01/2027 (d)                             3,557           3,489
   6.930% due 01/01/2028 (d)                             1,655           1,631
   7.320% due 02/01/2028 (d)                             1,870           1,860
   7.500% due 10/01/2004                                 1,961           1,963
   7.780% due 05/01/2022 (d)                               100             103
   7.930% due 10/01/2026 (d)                               822             837
   8.000% due 05/01/2004                                 3,550           3,578
   8.350% due 06/01/2022 (d)                                58              60
   8.590% due 12/01/2024 (d)                             1,321           1,363
                                                                    ----------
                                                                        26,871
                                                                    ==========
Federal Housing Administration 8.3%
   6.900% due 07/01/2020                                 3,656           3,517
   7.000% due 11/25/2019                                 4,539           4,554
   7.400% due 12/18/2018                                 1,559           1,544
   7.420% due 11/01/2019                                   119             117
   7.430% due 08/01/2019-06/01/2024 (h)                 19,320          19,262
   7.450% due 03/25/2022                                 1,666           1,667
                                                                    ----------
                                                                        30,661
                                                                    ==========
Federal National Mortgage Association 10.2%
   6.500% due 05/01/2003-01/25/2024 (h)                  4,620           4,483
   6.630% due 12/01/2027 (d)                             2,325           2,314
   7.000% due 03/01/2004-07/25/2023 (h)                 15,691          15,697
   7.380% due 01/01/2026 (d)                               980             985
   7.460% due 10/01/2024 (d)                             1,705           1,722
   7.480% due 05/01/2025 (d)                             1,505           1,515
   7.710% due 04/01/2028 (d)                             2,494           2,536
   7.920% due 11/01/2023 (d)                             2,653           2,712
   8.250% due 08/01/2026 (d)                               183             186
   8.440% due 08/01/2026 (d)                               516             531
   8.500% due 04/01/2028                                 1,556           1,601
   8.760% due 10/01/2024 (d)                                91              93
   9.000% due 07/01/2005-08/01/2021 (h)                  3,606           3,580
                                                                    ----------
                                                                        37,955
                                                                    ==========
Government National Mortgage Association 14.2%
   6.500% due 05/20/2030 (d)                            16,000          15,916
   6.630% due 12/15/2000-02/15/2040 (h)                  1,895           1,894
   6.750% due 09/20/2017-09/20/2026 (d)(h)               7,182           7,250
   6.800% due 09/15/2001-10/15/2040 (h)                  2,000           1,968
   7.000% due 05/15/2002-10/15/2040 (d)(h)               7,894           7,889
   7.130% due 12/20/2017-10/20/2027 (d)(h)               3,382           3,407
   7.380% due 02/20/2017-01/20/2028 (d)(h)              14,253          14,362
                                                                    ----------
                                                                        52,686
                                                                    ==========
Other Mortgage-Backed Securities 2.0%
Countrywide Funding Corp.
   7.000% due 05/25/2024                                 8,000           7,324
                                                                    ----------
                                                                         7,324
                                                                    ==========
Stripped Mortgage-Backed Securities 1.1%
Federal Home Loan Mortgage Corp. (IO)
   7.000% due 03/15/2003                                   928              75
   6.500% due 11/15/2003                                 1,596             152
   7.000% due 02/15/2006                                    47               1
   6.500% due 08/15/2006                                    22               0
   6.500% due 10/15/2006                                   114               7
   6.500% due 11/15/2006                                    46               0
   8.190% due 02/15/2007                                     4              60
   7.500% due 06/15/2007                                   290              29
   6.500% due 10/15/2007                                   857              63
   6.000% due 10/15/2007                                    79               5
   6.500% due 11/15/2008                                   722             108
   7.000% due 12/15/2023                                 1,599             218
Federal National Mortgage Association (IO)
  11.880% due 08/25/2006                                     4              30
   6.500% due 02/25/2007                                    63               3
   6.500% due 07/25/2007                                   535              23
  11.980% due 08/25/2007                                     6             151
  10.150% due 09/25/2007                                     3              76
   6.500% due 08/25/2020                                   153              11
   6.500% due 09/25/2021                                   404              44
   7.000% due 12/25/2021                                   156              21
Federal National Mortgage Association (PO)
   0.000% due 03/25/2009                                 2,944           2,035
   0.000% due 09/25/2023                                 1,509             811
First Plus Home Loan Trust (IO)
   6.000% due 10/10/2000                                 1,200               8
Norwest Asset Securities Corp. (IO)
   7.250% due 02/25/2012                                   957             133
                                                                    ----------
                                                                         4,064
                                                                    ----------
Total Mortgage-Backed Securities                                       262,353
(Cost $266,277)                                                     ==========



56 See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES 3.8%
------------------------------------------------------------------------------
Chase Credit Card Master Trust
   6.780% due 05/15/2007                            $    1,320      $    1,324
Chase Manhattan Corp.
   6.750% due 08/25/2028                                 1,850           1,676
Discover Card Trust
   6.790% due 04/16/2010                                 1,117           1,109
Green Tree Floorplan Receivables Master Trust
   6.970% due 11/15/2004 (d)                             3,000           3,006
Norwest Asset Securities Corp.
   6.750% due 07/25/2028                                 3,000           2,744
Residential Funding Mortgage Securities, Inc.
   6.290% due 07/25/2013                                 1,617           1,606
SMS Student Loan Trust
   6.110% due 10/27/2025 (d)                             2,000           1,958
Student Loan Marketing Assn
   6.700% due 01/25/2007 (d)                               584             584
                                                                    ----------
Total Asset-Backed Securities                                           14,007
(Cost $14,337)                                                      ==========

------------------------------------------------------------------------------
 PURCHASED PUT OPTIONS 0.0%
------------------------------------------------------------------------------
U.S. Treasury Note December Futures (CBOT)
    Strike @ 94.00 Exp. 11/18/2000                       1,100               0
    Strike @ 91.00 Exp. 11/18/2000                     165,000              26
                                                                    ----------
Total Purchased Put Options                                                 26
(Cost $35)                                                          ==========

------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 7.4%
------------------------------------------------------------------------------
Commercial Paper 6.1%
Conagra, Inc.
   6.680% due 10/27/2000                                 2,300           2,289
   6.670% due 11/15/2000                                 2,400           2,380
   6.670% due 11/16/2000                                 2,900           2,876
Dominion Resources, Inc.
   6.710% due 11/09/2000                                 1,000             993
Edison Midwest
   6.700% due 11/08/2000                                 1,300           1,291
GE Capital Corp.
   6.520% due 01/19/2001                                 1,600           1,569
Ingersoll-Rand Co.
   6.700% due 11/01/2000                                 1,900           1,889
International Paper Co.
   6.720% due 11/17/2000                                   500             496
Verizon Global Funding
   6.470% due 12/04/2000                                 2,900           2,866
   6.460% due 12/05/2000                                 5,000           4,940
   6.460% due 12/07/2000                                   900             889
                                                                    ----------
                                                                        22,478
                                                                    ==========
Repurchase Agreements 1.1%
State Street Bank
    5.850% due 10/02/2000                                3,984           3,984
    (Dated 9/29/2000. Collateralized by                             ----------
    Federal Home Loan Mortgage Corp.
    7.050% due 09/19/2003 valued at $4,065
    Repurchase proceeds are $3,986.)



U.S. Treasury Bills (b) 0.2%
   6.010% due 02/01/2001                                   870             851
                                                                    ----------

Total Short-Term Instruments                                            27,313
(Cost $27,318)                                                      ==========


Total Investments (a) 176.3%                                        $  652,870
(Cost $655,397)

Written Options (c) (0.0%)                                                  (1)
(Premiums $7)

Other Assets and Liabilities (Net) (76.3%)                            (282,641)
                                                                    ----------

Net Assets 100.0%                                                   $  370,228
                                                                    ==========


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                                      $    4,012

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                        (6,539)
                                                                    ----------

Unrealized depreciation-net                                         $  (2,527)
                                                                    ==========

(b) Principal amount of the security is adjusted for inflation.

(c) Subject to a financing transaction.

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Premiums received on written options:

                                                      # of
Type                                             Contracts    Premium    Value
--------------------------------------------------------------------------------

Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 106.00 Exp. 11/18/2000                      50     $    7   $    1
                                                               -----------------

(f) Securities with an aggregate market value of $18,060 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                                     Unrealized
                                                          # of    Appreciation/
Type                                                 Contracts   (Depreciation)
--------------------------------------------------------------------------------

U.S. Treasury 10 Year Note (12/2000)                       132      $      (10)
U.S. Treasury 30 Year Note (12/2000)                       403              63
Municipal Bond (12/2000)                                    54             (68)
                                                                    ----------
                                                                    $      (15)
                                                                    ==========

(g) Swap agreements outstanding at September 30, 2000:

                                                                    Unrealized
                                                      Notional   Appreciation/
Type                                                    Amount    Depreciation
--------------------------------------------------------------------------------

Receive a fixed rate equal to 8.000% and pay floating rate equal to 3-month
LIBOR.

Broker: J.P. Morgan
Exp. 09/15/2010                                     $   21,500      $    1,259

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 8.000%.

Broker: Goldman Sachs
Exp. 09/15/2010                                          5,000            (282)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 8.000%.

Broker: Morgan Stanley
Exp. 09/15/2010                                          1,500             (61)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 8.000%.

Broker: Goldman Sachs
Exp. 09/15/2010                                          2,000             (72)


                                                       See accompanying notes 57

Schedule of Investments

Long-Term U.S. Government Fund
September 30, 2000 (Unaudited)

                                                                    Unrealized
                                                      Notional   Appreciation/
Type                                                    Amount    Depreciation
--------------------------------------------------------------------------------

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 8.000%.

Broker: Morgan Stanley
Exp. 09/15/2010                                     $    2,500      $      (74)

Receive fixed rate equal to 8.000% and
pay floating rate based on 3-month LIBOR.

Broker: Lehman Brothers
Exp. 09/15/2010                                          2,500              94

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 7.000%.

Broker: Morgan Stanley
Exp. 09/15/2010                                          2,500             (50)

Receive a fixed rate equal to 7.317% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 11/15/2003                                         21,250             279

Receive fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due 04/15/2003.

Broker: Warburg Dillon Read LLC
Exp. 01/14/2003                                          3,000               0

Receive fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Philip Morris Co. 7.200% due 02/01/2007.

Broker: Goldman Sachs
Exp. 12/22/2000                                          3,000               0

Receive fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Pacific Gas & Electric Corp. 6.550% due 12/08/2005.

Broker: J.P. Morgan
Exp. 05/23/2003                                          3,000               0
                                                                    ----------
                                                                    $    1,093
                                                                    ==========


                              Fixed
                               Rate          Notional               Unrealized
Type                            (%)            Amount             Appreciation
--------------------------------------------------------------------------------

Receive the 30-year Swap Spread and pay a fixed spread.
The 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005              1.0850         $   9,500               $        9

Broker: Goldman Sachs
Exp. 02/16/2005              1.1120            24,400                       (2)

Receive the 5-year Swap Spread and pay a fixed spread.
The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Lehman Brothers
Exp. 04/10/2005              0.9500            27,000                      (19)

Receive On-The-Run 10-year Swap Spread and pay a fixed spread.
The On-The-Run 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Bank of America
Exp. 06/17/2002              1.3100            53,750                     (510)

Receive the 10-year Swap Spread and pay a fixed spread.
The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Morgan Stanley
Exp. 06/29/2015              1.3367            30,000                     (325)

Receive a fixed spread and pay On-The-Run 10-year Swap Spread.
The On-The-Run 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Bank of America
Exp. 06/15/2001              1.3200            50,000                      500

Broker: Morgan Stanley
Exp. 07/29/2011              1.3000            50,000                      450

Receive On-The-Run 2-year Swap Spread and pay a fixed spread.
The On-The-Run 2-year Swap Spread is the difference between the 2-year Swap Rate and the 2-year Treasury Rate.

Broker: Bank of America
Exp. 07/19/2001              0.9250            25,000                     (212)
                                                                    ----------
                                                                    $     (109)
                                                                    ==========

(h) Securities are grouped by coupon or range of coupons and represent a range of maturities.


58 See accompanying notes

Schedule of Investments

Low Duration Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 59.3%
------------------------------------------------------------------------------
Banking & Finance 34.9%
American General Finance
   6.880% due 12/14/2001                            $   25,000      $   25,021
Aristar, Inc.
   7.380% due 09/01/2004                                19,000          18,984
Associates Corp. of North America
   6.700% due 05/29/2001                                   400             400
   6.780% due 08/27/2001 (d)                             1,000           1,003
   6.880% due 06/20/2002                                20,000          19,896
   6.950% due 08/01/2002                                 1,000           1,003
AT&T Capital Corp.
   7.500% due 11/15/2000                                 6,200           6,205
   7.010% due 04/23/2002 (d)                            10,000          10,028
Banc One Corp.
   7.250% due 08/01/2002                                   500             503
Banco Latinoamericano SA
   6.750% due 03/01/2001                                 1,300           1,298
Banco Nacional de Comercio Exterior
   7.250% due 02/02/2004                                 1,800           1,742
Bank of America Corp.
   7.200% due 09/15/2002                                   100             101
   7.880% due 12/01/2002                                   100             102
   6.630% due 06/15/2004                                 1,000             991
Bear Stearns Co., Inc.
   6.170% due 06/28/2001 (d)                             2,000           2,010
   7.010% due 12/16/2002 (d)                            21,000          21,024
   6.130% due 02/01/2003                                 3,000           2,941
   7.130% due 03/28/2003 (d)                             8,600           8,600
   6.200% due 03/30/2003                                 9,700           9,513
   7.100% due 06/01/2004 (d)                             3,000           3,021
Beaver Valley Funding Corp.
   8.250% due 06/01/2003                                 3,311           3,280
Beneficial Corp.
   6.770% due 01/09/2002 (d)                            10,000          10,048
   6.650% due 09/12/2002                                 5,000           4,965
   6.580% due 12/16/2002                                 5,440           5,385
Bombardier Capital, Inc.
   6.000% due 01/15/2002                                10,000           9,840
   7.500% due 08/15/2004                                 1,000           1,007
Capital One Bank
   6.280% due 02/20/2001                                 6,500           6,474
   7.000% due 04/30/2001                                   300             300
   7.610% due 06/23/2003 (d)                               100             100
Case Credit Corp.
   5.910% due 02/19/2001                                 4,000           3,982
   5.850% due 02/20/2001 (d)                            63,000          62,693
   5.930% due 02/26/2001                                 5,000           4,976
   6.900% due 08/01/2001 (d)                             4,750           4,757
Caterpillar Financial Services Corp.
   6.930% due 11/04/2002 (d)                            25,000          25,017
   6.910% due 12/27/2002 (d)                            25,000          24,990
   6.880% due 08/01/2004                                 2,000           1,980
Chase Manhattan Corp.
   6.530% due 10/13/2000 (d)                             7,500           7,500
   5.500% due 02/15/2001                                 1,000             995
Chrysler Financial Co. LLC
   5.850% due 01/26/2001                                 5,000           4,987
   6.760% due 08/08/2002 (d)                             8,000           8,011
CIT Group, Inc.
   6.200% due 10/20/2000                                17,300          17,296
   6.810% due 09/13/2002 (d)                            19,400          19,400
Credit Asset Receivable
   6.270% due 10/31/2003                                34,267          33,813
Export-Import Bank Korea
   6.500% due 02/10/2002                                 7,500           7,399
   6.500% due 11/15/2006                                 6,700           6,525
   7.100% due 03/15/2007                                 6,700           6,657
Finova Capital Corp.
   6.270% due 09/29/2000                                 2,700           2,700
   6.910% due 06/18/2003 (d)                             6,000           5,250
First Union Corp.
   7.550% due 08/18/2005                                42,800          43,353
Ford Motor Credit Corp.
   6.810% due 03/19/2002 (d)                            18,857          18,938
   6.990% due 07/16/2002 (d)                               100             100
   6.520% due 08/12/2002                                13,000          12,905
   6.000% due 01/14/2003                                15,000          14,677
   6.850% due 03/17/2003 (d)                             3,000           2,996
   6.130% due 04/28/2003                                14,000          13,698
   6.960% due 04/26/2004 (d)                            19,000          18,974
General Motors Acceptance Corp.
   7.130% due 05/01/2001                                15,000          15,022
   6.680% due 09/19/2001 (d)                             5,000           5,009
   6.760% due 12/10/2001 (d)                             7,400           7,401
   6.840% due 04/29/2002 (d)                             2,000           2,006
   6.880% due 11/12/2002 (d)                            63,520          63,596
   6.780% due 11/12/2002 (d)                            17,400          17,397
   5.880% due 01/22/2003                                   500             489
   7.400% due 07/20/2003 (d)                            14,366          14,353
   7.020% due 04/05/2004 (d)                               700             699
   6.850% due 06/17/2004                                 1,000             991
Gold Eagle Capital Ltd.
   9.000% due 04/15/2001                                20,000          19,976
Goldman Sachs Group
   6.200% due 12/15/2000                                 1,000             998
   7.630% due 08/17/2005                                20,800          21,237
Great Western Financial
   8.600% due 02/01/2002                                 4,000           4,068
Heller Financial, Inc.
   6.970% due 04/28/2003 (d)                            20,000          19,914
Hitachi Credit America
   6.100% due 04/24/2001                                25,000          24,891
Household Finance Corp.
   6.490% due 04/09/2001                                20,000          19,972
   7.630% due 01/15/2003                                10,849          10,987
   6.130% due 02/27/2003                                 1,500           1,463
   6.920% due 06/24/2003 (d)                             1,500           1,501
   6.130% due 07/15/2012                                10,000           9,859
Industrial Bank of Korea
   8.380% due 09/30/2002                                 5,000           5,030
Key Bank NA
   6.050% due 04/24/2003                                12,900          12,571
Korea Development Bank
   7.130% due 09/17/2001                                28,963          28,923
   7.900% due 02/01/2002                                 6,100           6,115
   7.630% due 10/01/2002                                19,500          19,516
   6.500% due 11/15/2002                                 5,898           5,775
   8.290% due 06/16/2003 (d)                             3,500           3,430
   6.630% due 11/21/2003                                20,300          19,766
   7.130% due 04/22/2004                                11,800          11,581
   7.380% due 09/17/2004                                 1,200           1,183
Lehman Brothers Holdings, Inc.
   6.630% due 11/15/2000                                   825             825
   7.680% due 04/02/2002 (d)                             2,000           2,018
   6.380% due 05/07/2002                                28,345          28,133
   7.410% due 05/07/2002 (d)                             5,000           5,031
   6.610% due 07/08/2002 (d)                             1,500           1,501
   7.210% due 12/12/2002 (d)                             1,500           1,507
   7.170% due 04/04/2003 (d)                             7,900           7,902
   7.000% due 05/15/2003                                 3,600           3,590
Marsh & McLennan Co., Inc.
   6.630% due 06/15/2004                                 1,000             984
MBNA America Bank NA
   6.000% due 12/26/2000                                 5,000           4,992
   6.880% due 07/15/2004                                 1,900           1,862
Merrill Lynch & Co.
   6.230% due 09/30/2000 (d)                             8,558           8,558
   6.000% due 01/15/2001 (d)                             1,336           1,332
   7.280% due 11/26/2001 (d)                           115,000         115,671
   6.830% due 01/15/2002 (d)                             5,000           4,998
   7.090% due 02/08/2002 (d)                            25,000          25,090
   6.920% due 02/04/2003 (d)                            23,000          22,988
   6.130% due 04/07/2003                                 7,770           7,640


                                                       See accompanying notes 59

Low Duration Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------

Metropolitan Life Insurance Co.
   6.300% due 11/01/2003                            $   17,850      $   17,450
Mexico Credit Link
  11.380% due 02/22/2002 (d)                             5,000           5,214
Morgan Stanley, Dean Witter, Discover and Co.
   6.850% due 03/11/2003 (d)                             5,000           4,993
Nacional Financiera
   8.570% due 05/08/2003 (d)                             2,000           2,011
Pemex Finance Ltd.
   6.130% due 11/15/2003                                13,000          12,770
PNC Bank Corp.
   6.720% due 01/24/2002 (d)                            20,000          20,013
Popular North American, Inc.
   6.880% due 06/15/2001                                 5,000           5,003
   7.380% due 09/15/2001                                20,000          20,096
Popular, Inc.
   6.200% due 04/30/2001                                 1,000             997
Prudential Funding Corp.
   6.420% due 10/02/2000 (d)                             5,000           5,001
Rothmans Holdings
   6.500% due 05/06/2003                                14,000          13,588
Salomon, Inc.
   7.500% due 02/01/2003                                 3,000           3,038
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (d)                             1,088           1,075
   6.860% due 05/14/2002 (d)                            25,150          25,149
   7.020% due 07/23/2002 (d)                             5,100           5,092
Security Pacific Corp.
  11.500% due 11/15/2000                                 3,850           3,868
Seismic Ltd.
  11.270% due 01/01/2002 (d)                            10,000          10,000
Shopping Center Associates
   6.750% due 01/15/2004                                11,725          11,469
Spieker Properties
   6.650% due 12/15/2000                                 5,070           5,062
   6.800% due 05/01/2004                                 2,000           1,955
Toyota Motor Credit Corp.
   7.320% due 02/15/2002 (d)                            11,600          11,403
Transamerica Finance Corp.
   6.130% due 11/01/2001                                 5,000           4,958
   5.920% due 03/29/2002                                52,050          51,351
Travelers Group, Inc.
   7.250% due 05/01/2001                                 3,700           3,704
   7.300% due 05/15/2002                                15,000          15,082
Wachovia Corp.
   7.260% due 05/02/2005 (d)                             8,000           7,992
Wells Fargo & Co.
   6.630% due 07/15/2004                                 1,000             991
   7.220% due 05/02/2005 (d)                            32,700          32,689
                                                                    ----------
                                                                     1,472,709
                                                                    ==========
Industrials 14.5%
Abitibi-Consolidated, Inc.
   8.300% due 08/01/2005                                20,000          20,473
Allied Waste Industries, Inc.
   7.380% due 01/01/2004                                 5,000           4,675
AMR Corp.
   9.910% due 03/01/2001                                 2,500           2,525
   9.130% due 10/24/2001                                 4,250           4,321
Atlas Air, Inc.
   8.010% due 01/02/2010                                10,817          10,517
Boise Cascade Co.
   9.850% due 06/15/2002                                 3,000           3,065
Burlington North Santa Fe
   6.050% due 03/15/2031                                 2,000           1,985
Caterpillar, Inc.
   9.750% due 06/01/2019                                13,766          14,415
Cemex SA
   8.630% due 07/18/2003                                10,000          10,125
Century Communications Corp.
   0.000% due 03/15/2003                                 5,250           4,016
Coastal Corp.
   7.290% due 03/01/2002 (d)                            32,200          32,200
Columbia/HCA Healthcare
   6.130% due 12/15/2000                                   200             199
   8.130% due 08/04/2003                                 5,000           4,957
   6.630% due 07/15/2045                                 7,000           6,823
Conoco, Inc.
   5.900% due 04/15/2004                                 3,100           3,003
Cox Enterprises, Inc.
   6.630% due 06/14/2002                                 3,000           2,969
   7.610% due 05/01/2033 (d)                             2,000           1,999
Crown Cork & Seal Co.
   7.130% due 09/01/2002                                33,000          31,313
Crown Cork & Seal Finance PLC
   6.750% due 12/15/2003                                 7,000           6,373
DaimlerChrysler Holdings
   6.900% due 09/01/2004                                 1,000             997
Delta Air Lines, Inc.
   9.800% due 12/16/2000                                   250             251
   8.500% due 09/15/2001                                   205             207
   6.650% due 03/15/2004                                 2,925           2,775
Eastman Chemical Co.
   6.380% due 01/15/2004                                   250             241
Electric Lightwave, Inc.
   6.050% due 05/15/2004                                 3,000           2,922
EZ Communication, Inc.
   9.750% due 12/01/2005                                 5,000           5,254
Federal-Mogul Corp.
   7.500% due 07/01/2004                                28,600          12,155
Ford Motor Co.
   9.000% due 09/15/2001                                   500             507
Fred Meyer, Inc.
   7.150% due 03/01/2003                                13,500          13,411
Global Crossing Ltd.
   6.000% due 10/15/2013                                 7,500           6,929
HMH Properties, Inc.
   7.880% due 08/01/2005                                 5,000           4,738
IMEXSA Export Trust
  10.130% due 05/31/2003                                 7,740           7,713
International Game Technology
   7.880% due 05/15/2004                                   500             491
ISP Holdings, Inc.
   9.750% due 02/15/2002                                 3,000           2,700
Kroger Co.
   6.340% due 06/01/2001                                 5,000           4,982
Lockheed Martin Corp.
   6.850% due 05/15/2001                                 7,300           7,274
Mallinckrodt, Inc.
   6.300% due 03/15/2011 (d)                               650             647
Nabisco, Inc.
   6.000% due 02/15/2001 (d)                            21,000          20,842
   6.700% due 06/15/2002                                21,100          20,657
Occidental Petroleum
   6.400% due 04/01/2003                                15,945          15,553
Park Place Entertainment Corp.
   7.950% due 08/01/2003                                15,955          15,975
Petroleos Mexicanos
   8.130% due 07/15/2005 (d)                            15,873          15,912
   9.380% due 12/02/2008                                 5,500           5,665
Philip Morris Cos., Inc.
   9.000% due 01/01/2001                                 7,000           7,017
   7.500% due 01/15/2002                                   200             199
   7.250% due 01/15/2003                                 4,050           4,003
   6.950% due 06/01/2006                                25,000          24,883
Philips Petroleum Co.
   8.500% due 05/25/2005                                 2,000           2,114
R & B Falcon Corp.
   6.500% due 04/15/2003                                11,000          10,546
Rollins Truck Leasing Co.
   8.000% due 02/15/2003                                 3,000           3,020
Starwood Hotels & Resorts
   6.750% due 11/15/2005                                 2,000           1,881
Stone Container Corp.
  10.750% due 10/01/2002                                11,080          11,288
Supervalu, Inc.
   9.750% due 06/15/2004                                10,500          11,068


60 See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------

TCI Communications, Inc.
   7.360% due 03/11/2003 (d)                        $    3,000      $    3,060
Tenet Healthcare Corp.
   7.880% due 01/15/2003                                 5,300           5,287
   8.630% due 12/01/2003                                 9,700           9,774
Time Warner, Inc.
   7.980% due 08/15/2004                                 1,200           1,234
TTX Co.
   7.820% due 07/21/2003                                61,000          62,077
Tyco International Group SA
   6.880% due 09/05/2002                                18,805          18,766
   6.250% due 06/15/2003                                 5,100           4,964
Union Oil Co. of California
   9.100% due 08/15/2001                                 3,350           3,407
Waste Management, Inc.
   6.500% due 05/14/2004                                45,000          42,423
Whitman Corp.
   6.000% due 05/01/2004                                 6,500           6,299
Williams Communications Group, Inc.
   7.180% due 11/15/2001 (d)                             6,200           6,204
Yorkshire Power
   6.150% due 02/25/2003                                40,000          38,494
                                                                    ----------
                                                                       612,759
                                                                    ==========
Utilities 9.9%
Arizona Public Service
   5.880% due 02/15/2004                                 3,600           3,439
Arkansas Power & Light
   6.000% due 10/01/2003                                   450             432
AT&T Corp.
   5.630% due 03/15/2004                                   415             397
Calpine Corp.
   9.250% due 02/01/2004                                 2,960           2,964
   7.630% due 04/15/2006                                 2,900           2,828
Cinergy Corp.
   6.130% due 04/15/2004                                13,000          12,317
Cleveland Electric Illuminating Co.
   8.550% due 11/15/2001                                 2,075           2,106
   7.850% due 07/30/2002                                 3,500           3,536
   9.500% due 05/15/2005                                 2,000           2,048
CMS Energy
   8.130% due 05/15/2002                                 5,000           4,966
   7.630% due 11/15/2004                                15,400          14,750
   8.000% due 07/01/2011                                 5,000           4,957
Connecticut Light & Power Co.
   7.880% due 06/01/2001                                   500             502
   8.590% due 06/05/2003                                10,000           9,869
Deutsche Telekom AG
   7.750% due 06/15/2005                                 5,000           5,123
DTE Capital Corp.
   8.350% due 11/15/2038 (d)                             1,000             978
Entergy Louisiana, Inc.
   8.500% due 06/01/2003                                 4,000           4,112
Entergy Mississippi
   7.750% due 02/15/2003                                35,000          35,346
GTE Corp.
   8.880% due 01/15/2006                                45,170          46,640
   6.130% due 04/15/2012                                 4,300           4,249
Hughes Electric
   7.560% due 10/23/2000 (d)                            28,500          28,509
Illinois Power Co.
   6.250% due 07/15/2002                                10,000           9,862
   6.000% due 09/15/2003                                12,500          12,177
Louisiana Power & Light Co.
   7.740% due 07/01/2002                                 3,308           3,308
Niagara Mohawk Power
   7.000% due 10/01/2000                                20,717          20,717
   7.130% due 07/01/2001                                 1,512           1,513
   7.250% due 10/01/2002                                16,634          16,563
North Atlantic Energy
   9.050% due 06/01/2002                                 2,678           2,705
Occidental Petroleum
   6.240% due 11/24/2000                                 5,000           4,987
Ohio Edison Co.
   8.630% due 09/15/2003                                 5,000           5,211
Public Service Enterprise Group, Inc.
   7.040% due 11/22/2000 (d)                            10,000           9,999
Qwest Capital Funding, Inc.
   6.130% due 07/15/2002                                 5,250           5,169
Qwest Corp.
   7.630% due 06/09/2003                                25,000          25,320
Reliant Energy, Inc.
   6.380% due 11/01/2003                                 2,000           1,960
Southwestern Bell Communication Capital Corp.
   6.130% due 03/12/2001                                 2,000           1,993
Sprint Corp.
   9.500% due 04/01/2003                                 5,800           6,087
Texas Utilities Co.
   5.940% due 10/15/2001                                13,155          12,982
   9.700% due 02/28/2003                                 4,695           4,991
   6.750% due 03/01/2003                                   925             919
   6.750% due 04/01/2003                                 3,875           3,849
   6.880% due 08/01/2005                                 2,000           1,964
Toledo Edison Co.
   8.180% due 07/30/2002                                 2,500           2,542
U.S. West Communications, Inc.
   5.650% due 11/01/2004                                 9,250           8,705
United Illuminating Co.
   6.000% due 12/15/2003                                13,000          12,550
Western Massachusetts Electric
   7.750% due 12/01/2002                                 4,847           4,849
Western Resources, Inc.
   6.250% due 08/15/2003                                 5,450           4,898
WorldCom, Inc.
   6.130% due 08/15/2001                                45,000          44,726
                                                                    ----------
                                                                       420,614
                                                                    ----------
Total Corporate Bonds & Notes                                        2,506,082
(Cost $2,526,932)                                                   ==========

------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES 0.8%
------------------------------------------------------------------------------
Federal Home Loan Bank
   6.240% due 08/24/2001                                   210             209
   6.250% due 11/15/2002                                   995             991
   6.000% due 03/26/2004                                10,000           9,774
Federal Home Loan Mortgage Corp.
   5.750% due 06/15/2001                                   750             746
   6.000% due 07/20/2001                                   970             966
   6.250% due 10/15/2002                                   750             746
   7.380% due 05/15/2003                                 5,000           5,105
Federal National Mortgage Association
   5.630% due 03/15/2001                                 3,174           3,160
   4.630% due 10/15/2001                                   535             525
   6.500% due 09/05/2002                                   600             597
   6.250% due 11/15/2002                                   606             603
   7.130% due 01/15/2030                                    28              29
Small Business Administration
   8.250% due 01/25/2013 (d)                               255             259
   8.250% due 02/25/2014 (d)                               796             848
Student Loan Marketing Assn.
   6.920% due 04/25/2006 (d)                             7,893           7,863
                                                                    ----------
Total U.S. Government Agencies                                          32,421
(Cost $32,139)                                                      ==========

------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 9.7%
------------------------------------------------------------------------------
Treasury Inflation Protected Securities (i)
   3.630% due 07/15/2002 (b)(j)                        155,181         155,132
   3.380% due 01/15/2007 (j)                            38,184          36,931
   3.630% due 01/15/2008 (j)                           123,389         120,575
   3.880% due 01/15/2009                                98,818          98,015
U.S. Treasury Bonds
   5.500% due 08/15/2028                                   100              93
U.S. Treasury Strips
   0.000% due 02/15/2019                                   200              66
                                                                    ----------
Total U.S. Treasury Obligations                                        410,812
(cost $410,218)                                                     ==========



                                                       See accompanying notes 61

Low Duration Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 41.8%
------------------------------------------------------------------------------
Collateralized Mortgage Obligations 15.4%
Amortizing Residential Collateral Trust
   6.880% due 09/25/2003 (d)                        $   16,690      $   16,690
Bayview Financial Revolving Mortgage
   7.920% due 08/25/2029 (d)                             6,900           6,785
Cendant Mortgage Corp.
   6.500% due 01/18/2016                                   513             505
Chase Commercial Mortgage Securities Corp.
   7.600% due 12/18/2005                                   156             159
Chase Mortgage Finance Corp.
  10.000% due 11/25/2009                                    87              87
   6.500% due 06/25/2013                                 6,229           6,161
   6.320% due 04/25/2025 (d)                             3,116           3,147
   6.750% due 06/25/2028                                11,250          10,810
   6.350% due 07/25/2029                                 4,717           4,670
CMC Securities Corp. IV
   7.250% due 10/25/2027                                12,141          12,035
Collateralized Mortgage Obligation Trust
   6.750% due 01/20/2003 (d)                                 4               4
Commercial Trust
   6.670% due 12/15/2003                                 3,799           3,575
Countrywide Funding Corp.
   6.250% due 01/25/2035 (d)                             2,810           2,786
Countrywide Home Loans
   6.250% due 07/25/2009                                   467             464
   6.900% due 12/25/2027                                18,168          17,481
Criimi Mae Financial Corp.
   7.000% due 01/01/2033                                 8,469           8,358
CS First Boston Mortgage Securities Corp.
   6.400% due 01/17/2035                                   132             131
Dime Savings
   7.060% due 11/01/2018 (d)                             1,340           1,210
DLJ Mortgage Acceptance Corp.
  11.000% due 08/01/2019                                   697             758
   8.670% due 05/25/2024 (d)                             1,056           1,079
   7.190% due 06/25/2026 (d)                             9,473           9,369
   6.850% due 12/17/2027                                   165             165
Enterprise Mortgage Acceptance Co.
   6.110% due 01/15/2025                                   106             105
Federal Home Loan Mortgage Corp.
   6.000% due 07/15/2006                                 1,585           1,574
   6.500% due 08/15/2006                                 2,211           2,199
   9.500% due 03/01/2010                                    23              24
   6.500% due 08/15/2011                                18,088          17,773
  12.500% due 09/30/2013                                   544             580
   9.500% due 08/01/2016                                     6               6
  10.000% due 11/01/2016                                    18              19
   9.500% due 06/01/2019                                    19              20
  10.000% due 07/15/2019                                   232             244
   9.000% due 11/15/2019                                   485             489
  10.000% due 05/15/2020                                   166             174
   9.500% due 07/01/2020                                     9               9
   9.500% due 08/01/2020                                    28              29
   7.500% due 12/15/2020                                   957             960
   9.000% due 12/15/2020                                 2,821           2,906
   9.500% due 01/15/2021                                   959             996
   8.000% due 04/15/2021                                 1,146           1,168
   9.000% due 05/15/2021                                   193             198
   9.500% due 09/01/2021                                    33              34
   7.500% due 01/20/2024                                 4,574           4,582
Federal National Mortgage Association
   8.950% due 05/25/2003                                    21              22
   9.400% due 07/25/2003                                    43              44
   9.000% due 07/25/2003                                   176             177
   6.880% due 06/25/2009                                 1,294           1,288
   7.000% due 09/25/2016                                10,368          10,314
   8.750% due 05/25/2019                                    21              21
   9.500% due 03/25/2020                                 3,671           4,000
   9.500% due 05/25/2020                                 1,278           1,329
   9.000% due 03/25/2021                                 3,151           3,243
   9.000% due 04/25/2021                                   107             111
   8.000% due 03/25/2022                                    29              29
   5.000% due 01/25/2024                                    54              53
   8.500% due 04/01/2025                                 2,854           2,934
   6.890% due 02/01/2028 (d)                             5,771           5,934
General Electric Capital Mortgage Services, Inc.
   6.750% due 12/25/2012                                 2,629           2,610
   6.500% due 02/25/2024                                     1               1
German American Capital Corp.
   7.000% due 08/12/2010                                 6,800           6,685
Glendale Federal Savings & Loan
   7.940% due 03/25/2030 (d)                               949             941
Greenwich
   9.480% due 11/25/2024 (d)                               151             151
Impac Secured Assets CMN Owner Trust
   8.000% due 07/25/2030                               113,595         114,056
Independent National Mortgage Corp.
   9.140% due 11/25/2024 (d)                                48              48
J.P. Morgan Commercial Mortgage Finance Corp.
   7.070% due 09/15/2029                                   185             185
   6.370% due 01/15/2030                                   116             114
LB Commercial Conduit Mortgage Trust
   6.330% due 11/18/2004                                   119             118
Mellon Residential Funding Corp.
   6.400% due 06/25/2028                                 2,661           2,589
   6.580% due 07/25/2029 (d)                            17,411          17,193
Morgan Stanley Capital
   7.230% due 01/16/2006                                   230             232
   7.460% due 02/15/2020                                 8,100           8,234
   6.860% due 08/15/2023                                   121             120
   6.220% due 06/01/2030                                   209             205
Mortgage Capital Funding, Inc.
   6.330% due 10/18/2007                                21,345          20,895
Nomura Asset Securities Corp.
   6.630% due 01/25/2009                                   463             460
Norwest Asset Securities Corp.
   6.500% due 04/25/2028                                 1,415           1,374
   6.500% due 01/25/2029                                 6,000           5,623
PNC Mortgage Securities Corp.
   6.500% due 02/25/2028                                 5,847           5,808
   6.750% due 05/25/2028                                 4,777           4,723
   7.750% due 07/25/2030                                60,352          60,239
Prudential Bache
   6.710% due 09/01/2018 (d)                                22              21
   8.400% due 03/20/2021                                 3,319           3,400
Prudential Home Mortgage Securities
   7.500% due 09/25/2007                                   824             829
   7.000% due 01/25/2008                                10,000           9,932
   6.750% due 11/25/2008                                 4,941           4,790
   7.000% due 06/25/2023                                 3,014           2,992
   6.050% due 04/25/2024                                   113             112
   6.000% due 05/25/2024                                     1               1
Resecuritization Mortgage Trust
   6.870% due 04/26/2021 (d)                             9,452           9,263
Residential Accredit Loans, Inc.
   6.500% due 02/25/2029                                24,140          23,197
   7.000% due 07/25/2029                                   541             533
Residential Asset Securitization Trust
   6.500% due 09/25/2014                                   441             427
Residential Funding Mortgage Securities, Inc.
   6.500% due 06/25/2008                                   176             176
   6.500% due 04/25/2009                                    22              22
   5.880% due 07/01/2019 (d)                               752             717
   7.500% due 08/25/2023                                   497             498
   7.100% due 07/25/2027                                 4,220           4,200
   7.000% due 10/25/2027                                10,000           9,451
   7.250% due 10/25/2027                                17,582          17,526
   6.250% due 11/25/2028                                 6,000           5,432
Resolution Trust Corp.
   8.630% due 10/25/2021                                10,337          10,297
   5.970% due 10/25/2021                                   435             412
   6.940% due 10/25/2021 (d)                                68              67
   6.900% due 02/25/2027                                 3,338           3,077
   9.000% due 09/25/2028                                   134             135
   7.350% due 10/25/2028 (d)                                87              86


62 See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------

Ryland Mortgage Securities Corp.
   7.040% due 11/25/2021                            $      664      $      654
Salomon Brothers Mortgage Securities
  11.500% due 09/01/2015                                   368             370
   7.160% due 12/25/2017 (d)                             1,525           1,532
   9.060% due 03/25/2024 (d)                               995           1,002
Shearson Lehman
   9.600% due 03/25/2021                                   280             279
Structured Asset Mortgage Investments, Inc.
   6.910% due 06/25/2028 (d)                             6,413           6,241
   9.040% due 06/25/2029 (d)                             8,097           8,340
   6.580% due 06/25/2029 (d)                            29,963          28,724
   6.750% due 05/02/2030                                 4,141           4,024
Structured Asset Securities Corp.
   6.750% due 07/25/2029                                15,441          15,228
   7.750% due 07/25/2030                                29,087          29,331
TMA Mortgage Funding Trust
   7.000% due 01/25/2029 (d)                            10,131          10,131
Torrens Trust
   6.880% due 07/15/2031 (d)                             6,706           6,706
Union Planters Mortgage Finance Corp.
   6.450% due 01/25/2028                                 6,000           5,909
                                                                    ----------
                                                                       648,685
                                                                    ==========
Federal Home Loan Mortgage Corporation 1.3%
   5.750% due 01/15/2008                                 4,521           4,471
   6.000% due 09/01/2006-03/01/2011 (h)                  9,602           9,318
   6.500% due 02/01/2005-10/01/2028 (h)                  1,160           1,150
   6.750% due 06/15/2019                                 4,062           4,047
   6.870% due 10/01/2027 (d)                             1,086           1,067
   7.000% due 01/01/2017 (d)                                39              39
   7.380% due 11/01/2022 (d)                             1,609           1,643
   7.390% due 10/01/2023 (d)                             1,008           1,029
   7.430% due 11/01/2023 (d)                               578             590
   7.500% due 09/01/2006-01/01/2024 (d)(h)               2,121           2,160
   7.550% due 02/01/2020 (d)                             2,164           2,189
   7.840% due 03/01/2024 (d)                                74              77
   7.890% due 01/01/2024 (d)                               809             833
   7.910% due 06/01/2024 (d)                               640             657
   8.000% due 07/01/2006-12/01/2024 (h)                  5,081           5,177
   8.240% due 09/01/2023 (d)                               257             263
   8.250% due 10/01/2007-11/01/2007 (h)                     25              25
   8.420% due 12/01/2022 (d)                               639             656
   8.500% due 07/01/2001-11/01/2025 (h)                 12,535          12,912
   8.510% due 07/01/2018 (d)                               252             258
   8.750% due 02/01/2001-04/01/2002 (h)                     20              20
   9.000% due 05/01/2002-08/01/2022 (h)                  3,026           3,136
   9.250% due 07/01/2001                                     2               2
   9.500% due 03/01/2001-02/01/2025 (h)                    247             253
   9.750% due 03/01/2001-11/01/2008 (h)                    618             634
  10.000% due 04/01/2001-10/01/2019 (h)                     76              80
  10.500% due 10/01/2000-02/01/2016 (h)                     31              32
  10.750% due 09/01/2009-08/01/2011 (h)                    314             338
  11.500% due 10/01/2015-01/01/2016 (h)                     43              48
  11.750% due 11/01/2010-08/01/2015 (h)                     12              14
  12.000% due 09/01/2013                                     2               2
  14.000% due 09/01/2012-04/01/2016 (h)                     11              11
  14.500% due 12/01/2010                                     3               3
  15.000% due 08/01/2011-12/01/2011 (h)                      3               4
  15.500% due 11/01/2011                                     0               0
  16.000% due 04/01/2012                                     0               0
                                                                    ----------
                                                                        53,138
                                                                    ==========
Federal Housing Administration 1.0%
   6.950% due 04/01/2014                                 2,084           1,915
   7.400% due 02/01/2019                                    93              91
   7.420% due 11/01/2019                                   525             515
   7.430% due 10/01/2019-07/01/2024 (h)                 41,082          40,942
                                                                    ----------
                                                                        43,463
                                                                    ==========
Federal National Mortgage Association 5.8%
   6.000% due 05/01/2011-12/25/2020 (h)                    189             185
   6.320% due 08/01/2029                                19,176          18,204
   6.450% due 04/01/2018 (d)                             6,233           6,102
   6.500% due 06/01/2008                                    14              13
   6.780% due 01/01/2021 (d)                               400             396
   7.000% due 04/01/2002-05/01/2012 (h)                    305             304
   7.140% due 11/01/2018 (d)                               156             157
   7.230% due 04/25/2022 (d)                               187             189
   7.260% due 07/01/2017 (d)                               490             496
   7.270% due 11/01/2017 (d)                               302             303
   7.800% due 01/01/2024 (d)                             2,100           2,158
   7.850% due 01/01/2024 (d)                                28              29
   7.910% due 04/01/2024 (d)                             1,952           2,004
   8.000% due 03/01/2004-10/16/2030 (h)                148,062         150,005
   8.290% due 10/01/2024 (d)                             3,580           3,700
   8.500% due 03/01/2008-10/16/2030 (h)                 51,528          52,785
   8.700% due 07/01/2023 (d)                             1,262           1,297
   9.000% due 01/01/2025                                     4               4
   9.500% due 07/01/2024-11/01/2025 (h)                  3,696           3,828
  10.000% due 02/01/2004-01/01/2025 (h)                  1,142           1,194
  10.500% due 06/01/2005-12/01/2024 (h)                    163             172
  11.000% due 11/01/2020                                    45              49
  11.250% due 12/01/2010-10/01/2015 (h)                    140             152
  11.500% due 12/01/2008-02/01/2020 (h)                     64              71
  11.750% due 02/01/2016                                    36              39
  12.000% due 01/01/2015-10/01/2015 (h)                      6               6
  12.750% due 03/01/2014                                    25              28
  13.000% due 07/01/2015                                     8               9
  13.250% due 09/01/2011                                    13              15
  13.500% due 04/01/2014                                     3               4
  15.500% due 10/01/2012-12/01/2012 (h)                     56              64
  15.750% due 12/01/2011                                    25              29
  16.000% due 09/01/2012-12/01/2012 (h)                     11              14
                                                                    ----------
                                                                       244,005
                                                                    ==========
Government National Mortgage Association 17.7%
   6.380% due 05/20/2027 (d)                             1,583           1,594
   6.500% due 05/15/2023-10/21/2029 (h)                 84,534          81,421
   6.750% due 08/20/2022-07/20/2027 (d)(h)              75,246          75,919
   7.000% due 03/15/2011-10/23/2030 (h)                 56,341          55,788
   7.130% due 10/20/2023-12/20/2027 (d)(h)              53,892          54,288
   7.380% due 04/20/2016-06/20/2027 (d)(h)              40,882          41,200
   7.500% due 02/15/2022-10/23/2030 (h)                 90,147          90,416
   8.000% due 07/15/2004-10/23/2030 (h)                277,487         282,249
   8.500% due 04/15/2022-10/23/2030 (h)                 62,938          64,684
   9.000% due 03/15/2017                                    14              15
   9.500% due 10/15/2016-06/15/2025 (h)                    123             129
   9.750% due 07/15/2013-10/15/2017 (h)                    511             535
  10.000% due 10/15/2013-11/15/2025 (h)                    129             137
  10.500% due 11/15/2019-02/15/2021 (h)                     16              17
  11.000% due 09/15/2010                                     8               9
  11.500% due 08/15/2018                                    37              41
  11.750% due 08/15/2013-08/15/2015 (h)                     56              61
  12.000% due 06/20/2015                                     8               9
  12.250% due 01/15/2014                                    36              40
  13.000% due 10/15/2013                                     6               6
  13.500% due 05/15/2011-11/15/2012 (h)                     22              27
  16.000% due 12/15/2011-04/15/2012 (h)                     27              31
                                                                    ----------
                                                                       748,616
                                                                    ==========
Other Mortgage-Backed Securities 0.3%
First Boston Mortgage Securities Corp.
   8.300% due 08/20/2009                                     3               3
Glendale Federal Savings & Loan
  11.000% due 03/01/2010                                    16              16
Home Savings of America
   6.100% due 05/25/2027 (d)                             1,177           1,147
Imperial Savings & Loan
   8.850% due 07/25/2017 (d)                                31              30
   9.900% due 02/25/2018                                   383             379
Resolution Trust Corp.
   6.700% due 05/25/2019 (d)                             3,312           3,302
   6.860% due 08/25/2019 (d)                             2,788           2,789
  10.300% due 08/25/2021 (d)                               402             400
   6.050% due 10/25/2028 (d)                             1,797           1,851
   7.200% due 05/25/2029 (d)                             2,127           2,125
Salomon Brothers Mortgage Securities
   8.140% due 12/25/2017 (d)                               133             133
Sears Mortgage
  12.000% due 02/25/2014                                    57              59
   7.430% due 10/25/2022 (d)                             1,770           1,790
                                                                    ----------
                                                                        14,024
                                                                    ==========

                                                       See accompanying notes 63

Low Duration Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------

Stripped Mortgage-Backed Securities 0.3%
Federal Home Loan Mortgage Corp. (IO)
   6.000% due 02/15/2006                          $        350      $        5
   9.980% due 07/15/2006                                     7              37
  10.190% due 08/15/2006                                     3              20
  11.940% due 12/15/2006                                     8              55
   6.000% due 10/15/2007                                   398              14
   6.000% due 02/15/2008                                 1,555              57
   7.000% due 08/15/2018                                 5,516             374
   7.000% due 04/15/2019                                   327               4
   6.500% due 05/15/2019                                 4,111             227
   6.500% due 06/15/2019                                 1,849             117
  10.500% due 04/15/2021                                    13             149
   6.500% due 04/15/2022                                 2,582             273
   7.000% due 05/15/2023                                   324              42
   4.000% due 01/15/2024                                20,919           4,502
Federal National Mortgage Association (IO)
   7.270% due 09/25/2006                                    32             176
   6.000% due 02/25/2008                                 2,147              98
 256.000% due 11/01/2008                                    22             107
   6.500% due 03/25/2009                                 3,825             371
   0.100% due 03/25/2009 (d)                            16,057             273
   6.500% due 03/25/2009                                 1,362             140
   6.920% due 07/25/2017                                 2,313           2,299
   7.500% due 03/25/2019                                 2,029             148
   6.500% due 05/25/2019                                 8,730             624
   6.500% due 04/25/2020                                 6,447             360
   7.000% due 05/25/2021                                 3,909             281
   8.600% due 02/25/2022                                    19             272
   6.500% due 03/25/2023                                 3,322             372
   4.880% due 03/25/2024 (d)                             6,455             271
Federal National Mortgage Association (PO)
   0.000% due 09/25/2022                                    26              22
Prudential Home Mortgage Securities (IO)
   0.300% due 04/25/2009 (d)                            49,173             312
                                                                    ----------
                                                                        12,002
                                                                    ----------
Total Mortgage-Backed Securities                                     1,763,933
(Cost $1,770,729)                                                   ==========
------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 6.2%
------------------------------------------------------------------------------
Advanta Mortgage Loan Trust
   7.760% due 05/25/2018                                21,700          21,935
Allied Waste Industries, Inc.
   9.440% due 07/30/2006                                11,364          11,026
   9.750% due 07/30/2007 (d)                             1,818           1,764
   9.690% due 07/30/2007 (d)                            11,819          11,468
Amresco Residential Securities Mortgage Loan Trust
   6.810% due 07/25/2027 (d)                                71              71
AT&T Universal Card Master Trust
   5.950% due 10/17/2002                                 4,000           4,001
Bombardier Capital Mortgage
   6.610% due 09/15/2010                                 8,587           8,544
Capital Asset Research Funding LP
   6.400% due 12/15/2004                                    65              66
CIT Marine Trust
   5.800% due 04/15/2010                                   200             196
Citicorp Mortgage Securities, Inc.
   6.750% due 05/25/2028                                 6,266           5,909
CMC Securities Corp. IV
   7.250% due 11/25/2027                                 8,724           8,593
Community Program Loan Trust
   4.500% due 10/01/2018                                15,756          14,136
Compucredit Credit Card Trust
   6.850% due 03/15/2007 (d)                            32,000          32,000
Duck Auto Grantor Trust
   5.650% due 03/15/2004                                 6,067           5,998
Empire Funding Home Loan Owner Trust
   6.590% due 05/25/2014                                 5,438           5,413
Federal-Mogul Corp.
   8.700% due 12/31/2005 (d)                                14              12
GF Funding Corp.
   6.890% due 01/20/2006                                20,503          20,372
Green Tree Financial Corp.
   6.550% due 02/15/2027                                12,387          12,316
   7.400% due 06/15/2027                                11,748          11,834
Green Tree Home Improvement Loan Trust
   6.320% due 08/15/2008                                 6,753           6,748
IMC Home Equity Loan Trust
   6.840% due 10/20/2027 (d)                             4,336           4,338
Irwin Home Equity
   7.460% due 09/15/2030                                18,321          18,343
Merit Securities Corp.
   7.040% due 12/28/2033                                22,674          22,578
MGM Grand Term Loan
   7.870% due 05/06/2001 (d)                             8,865           8,844
New York City Tax Lien
   6.350% due 07/10/2007                                 7,395           7,311
Oakwood Mortgage Investors, Inc.
   6.950% due 08/15/2027                                 4,735           4,713
Option One Mortgage Loan Trust
   6.910% due 09/25/2030 (d)                             5,978           5,978
Prudential Home Mortgage Securities
   7.000% due 08/25/2009                                 4,000           3,994
Saxon Asset Securities Trust
   7.210% due 01/25/2019                                   275             275
   6.850% due 05/25/2029 (d)                             1,744           1,746
Stone Container Corp.
  10.190% due 10/01/2003                                 2,363           2,371
                                                                    ----------
Total Asset-Backed Securities                                          262,893
(Cost $264,398)                                                     ==========
------------------------------------------------------------------------------
SOVEREIGN ISSUES 2.0%
------------------------------------------------------------------------------
Central Bank Philippines
   7.940% due 06/01/2008 (d)                             2,993           2,679
Hydro-Quebec
   9.000% due 03/07/2001                                10,000          10,073
Nacional Financiera
  10.630% due 11/22/2001                                 7,500           7,740
   8.570% due 05/08/2003 (d)                             5,000           5,078
Province of Quebec
   6.380% due 10/25/2001 (d)                               250             249
Republic of Brazil
   7.380% due 04/15/2006                                 2,325           2,194
Republic of Argentina
  11.600% due 04/10/2005 (d)                             1,400           1,302
Republic of Brazil
   7.880% due 01/01/2001 (d)                             1,181           1,181
   7.380% due 04/15/2006 (d)                             4,278           4,027
Republic of Philippines
   7.810% due 01/05/2005 (d)                             1,800           1,699
   7.940% due 12/01/2009 (d)                            15,352          13,356
United Mexican States
   5.820% due 06/28/2001                                10,500          10,382
  10.500% due 04/07/2004 (d)                            14,730          15,290
  10.020% due 04/07/2004 (d)                             1,800           1,872
   9.780% due 04/07/2004 (d)                             5,000           5,190
                                                                    ----------
Total Sovereign Issues                                                  82,312
(Cost $82,398)                                                      ==========
------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.7%
------------------------------------------------------------------------------
British Telecom PLC
   4.730% due 07/27/2001 (d)                     EC     16,000          14,112
Korea Development Bank
   4.800% due 05/14/2001 (d)                     DM        340             152
   2.700% due 08/16/2002                         JY  2,000,000          19,045
Republic of Austria
   5.500% due 01/15/2010 (j)                     EC      8,900           7,799
Republic of Colombia
   7.000% due 03/06/2002                         IL 36,220,000          15,866
United Mexican States
   6.000% due 03/28/2002                         JY    960,000           9,494
   8.750% due 05/30/2002                         BP      3,000           4,493
                                                                    ----------
Total Foreign Currency-Denominated Issues                               70,961
(Cost $74,194)                                                      ==========

64 See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------

 CONVERTIBLE BONDS & NOTES 0.0%

Utilities 0.0%
 Alliant Energy Resources, Inc.
   4.910% due 01/01/2000                            $    2,000     $       121
                                                                   -----------
Total Convertible Bonds & Notes                                            121
(Cost $136)                                                        ===========


 PREFERRED STOCK 1.9%

                                                        Shares
Home Ownership Funding
  13.331% due 12/31/2049                                 3,000           2,291
Rhone-Poulenc SA
   8.125% due 12/31/2049                                13,000             292
SI Financing Trust
   9.500% due 06/30/2026                               806,600          20,316
TCI Communications, Inc.
   9.720% due 12/31/2036                               224,700           5,842
   8.720% due 01/31/2045                             1,170,100          29,253
  10.000% due 05/31/2045                               800,300          20,258
                                                                   -----------
Total Preferred Stock                                                   78,252
(Cost $83,777)                                                     ===========

 SHORT-TERM INSTRUMENTS 2.5%

                                                     Principal
                                                        Amount
                                                        (000s)
Commercial Paper 2.4%
Anz, Inc.
   6.480% due 11/07/2000                            $      200             199
CDC
   6.570% due 11/29/2000                                 3,000           2,967
Edison Midwest
   6.720% due 10/18/2000                                 9,200           9,172
   6.750% due 11/01/2000                                   850             845
General Electric Capital Corp.
   6.520% due 01/19/2001                                22,500          22,060
Houston Industries
   6.770% due 10/18/2000                                 5,000           4,985
Ingersoll-Rand Co.
   6.680% due 10/02/2000                                 8,300           8,300
International Paper Co.
   6.720% due 11/07/2000                                13,700          13,608
Motorola, Inc.
   6.480% due 12/26/2000                                10,500          10,334
Nabisco, Inc.
   6.700% due 10/18/2000                                 5,700           5,683
Pearson
   6.730% due 10/25/2000                                 3,000           2,987
Sumitomo Bank
   6.700% due 10/18/2000                                 6,600           6,580
Texas Utilities Co.
   6.700% due 10/18/2000                                11,900          11,865
                                                                   -----------
                                                                        99,585
                                                                   ===========
Repurchase Agreements 0.1%
State Street Bank
    5.850% due 10/02/2000                                2,444           2,444
    (Dated 9/29/2000. Collateralized by                            -----------
    Federal National Mortgage Association
    6.100% due 08/10/2001 valued at $2,495.
    Repurchase proceeds are $2,445.)

U.S. Treasury Bills (b) 0.0%
   5.930% due 02/01/2001                                   140             137
                                                                   -----------

Total Short-Term Instruments                                           102,166
(Cost $102,173)                                                    ===========


Total Investments (a) 125.9%                                       $ 5,309,953
(Cost $5,347,094)

Written Options (c) (0.0%)                                              (1,370)
(Premiums $3,819)

Other Assets and Liabilities (Net) (25.9%)                          (1,091,075)
                                                                   -----------

Net Assets 100.0%                                                  $ 4,217,508
                                                                   ===========


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $    20,659

Aggregate gross unrealized depreciation for all
investments in which there was an excess of value
tax cost over value.                                                   (57,800)
                                                                   -----------

Unrealized depreciation-net                                        $   (37,141)
                                                                   ===========

(b) Securities with an aggregate market value of $7,997 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                          # of      Unrealized
Type                                                 Contracts    Appreciation
--------------------------------------------------------------------------------

U.S. Treasury 10 Year Note (12/2000)                        51     $         0
EuroBond 10 Year Note Written Put Options (11/2000)      1,714             524
                                                                   -----------
                                                                   $       524
                                                                   ===========

(c) Premiums received on written options:

                                              # of
Type                                     Contracts        Premium        Value
--------------------------------------------------------------------------------

Put - CME Eurodollar December Futures
   Strike @ 93.00 Exp. 12/18/2000            1,875    $  1,934        $     47

Put - CME Eurodollar March Futures
   Strike @ 92.75 Exp. 03/19/2001              594         254              22

Call - CME Eurodollar March Futures
   Strike @ 93.25 Exp. 03/19/2001            1,468         380           1,082

Put - CME Eurodollar March Futures
   Strike @ 92.25 Exp. 03/19/2001              781         468              10

Put - CME Eurodollar March Futures
   Strike @ 93.25 Exp. 03/19/2001              341         343              64

Put - CME Eurodollar March Futures
   Strike @ 93.50 Exp. 03/19/2001              341         440             145
                                                      --------        --------
                                                      $  3,819        $  1,370
                                                      ========        ========
(d) Variable rate security. The rate listed is as of September 30, 2000.


                                                       See accompanying notes 65

Low Duration Fund
September 30, 2000 (Unaudited)

(e) Foreign forward currency contracts outstanding at September 30, 2000:

                              Principal
                                 Amount                             Unrealized
                             Covered by        Settlement        Appreciation/
Type         Currency          Contract             Month       (Depreciation)
--------------------------------------------------------------------------------

Sell               EC          (18,911)           10/2000           $      523
Buy                            124,700            11/2000                2,119
Sell               BP           (3,283)           10/2000                  (65)
Sell               JY       (3,095,172)           10/2000                  151
Buy                            581,184            10/2000                   (1)
Sell                          (581,184)           11/2000                   (0)
Buy                PZ           20,000            02/2001                  (74)
                                                                    ------------
                                                                    $    2,653
                                                                    ============

(f) Principal amount denoted in indicated currency:

       BP - British Pound
       EC - Euro
       JY - Japanese Yen
       PZ - Polish Zloty

(g) Swap agreements outstanding at September 30, 2000:

                                                                     Unrealized
                                                      Notional    Appreciation/
Type                                                    Amount   (Depreciation)
--------------------------------------------------------------------------------

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 5.700%. In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/28/2001                                     $    1,500      $      (69)

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 6.150%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                          2,000            (107)

Receive fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 07/11/2003                                         20,000               1

Receive fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                          5,000               0

Receive fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp.
6.000% due 04/15/2003.

Broker: Warburg Dillon Read LLC
Exp. 01/14/2003                                         43,000               1

Receive floating rate based on 3-month Canadian Bank Bill and pay a fixed rate equal to 6.302%.

Broker: Goldman Sachs
Exp. 07/13/2010                                    C$   30,000            (193)
                                                                    ------------
                                                                    $     (367)
                                                                    ============

                                            Fixed
                                             Rate     Notional       Unrealized
Type                                          (%)       Amount     Appreciation
--------------------------------------------------------------------------------
Receive the 10-year Swap Spread and pay a fixed spread.
The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                            0.8675   $   49,000      $      493

(h) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

(i) Principal amount of the security is adjusted for inflation.

(j) Subject to financing transaction.

66 See accompanying notes

Schedule of Investments

Money Market Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 40.5%
------------------------------------------------------------------------------
Banking & Finance 30.8%
Abbey National PLC
   6.520% due 11/03/2000                            $   12,800      $   12,726
Bank of Scotland Treasury
   6.600% due 03/06/2001 (a)                             6,000           5,999
Citigroup, Inc.
   6.741% due 08/13/2001 (a)                               235             235
FCC National Bank
   6.690% due 05/10/2001                                10,900          10,900
First Chicago NBD Corp.
   6.750% due 08/20/2001 (a)                            14,300          14,309
First Union National Bank
   6.847% due 08/24/2001                                18,300          18,327
General Motors Acceptance Corp.
   6.913% due 08/06/2001 (a)                             6,000           6,011
Goldman Sachs Group
   6.550% due 10/18/2000                                17,900          17,848
   7.180% due 01/08/2001 (a)                             1,400           1,402
Merrill Lynch & Co.
   6.958% due 03/05/2001 (a)                             2,000           2,001
   6.760% due 08/10/2001 (a)                             1,500           1,501
Morgan Stanley, Dean Witter, Discover and Co.
   6.937% due 02/06/2001                                   250             250
   6.646% due 08/15/2001 (a)                            18,000          18,000
                                                                    -----------
                                                                       109,509
                                                                    ===========
Industrials 9.7%
Gannett Co.
   6.520% due 11/08/2000                                10,000           9,933
   6.500% due 11/21/2000                                 3,500           3,468
Minnesota Mining & Manufacturing Co.
   6.450% due 12/19/2000                                 6,300           6,212
Yorkshire Building Society
   6.490% due 12/06/2000                                15,000          14,824
                                                                      ---------
                                                                        34,437
                                                                      ---------
Total Corporate Bonds & Notes                                          143,946
(Cost $143,946)                                                       =========
------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 56.6%
------------------------------------------------------------------------------
Commercial Paper 56.3%
Associates Corp. of North America
   6.580% due 11/29/2000                                 5,800           5,738
AT&T Corp.
   6.500% due 10/25/2000                                12,600          12,548
Bank One Corp.
   6.470% due 12/19/2000                                14,300          14,099
Becton Dickinson & Co.
   6.520% due 10/10/2000                                14,500          14,479
Bell South Telecommunications, Inc.
   6.460% due 12/06/2000                                11,600          11,465
Bellsouth Capital Funding Corp.
   6.460% due 12/12/2000                                 6,300           6,220
CBA (de) Finance
   6.590% due 10/23/2000                                 6,300           6,276
   6.460% due 12/12/2000                                 9,000           8,885
CDC
   6.530% due 10/18/2000                                18,000          17,948
   6.560% due 11/29/2000                                   800             791
Coca-Cola Co.
   6.510% due 10/31/2000                                 9,800           9,749
DaimlerChrysler Holdings
   6.510% due 12/13/2000                                12,300          12,140
Dupont De Nemours & Co.
   6.460% due 10/06/2000                                 3,600           3,597
Eastman Kodak Co.
   6.470% due 11/16/2000                                 2,600           2,579
   6.460% due 12/06/2000                                13,700          13,540
Exxon-Mobil Corp.
   6.470% due 11/17/2000                                10,300          10,215
General Electric Capital Corp.
   6.480% due 10/18/2000                                   800             798
Reseau Ferre De France
   6.500% due 10/26/2000                                 3,700           3,684
Societe Generale
   6.540% due 02/28/2001                                24,200          24,195
Swedbank, Inc.
   6.510% due 01/19/2001                                12,800          12,548
Verizon Global Funding
   6.500% due 10/16/2000                                 3,700           3,691
   6.490% due 11/08/2000                                 2,300           2,285
   6.460% due 12/01/2000                                 2,200           2,176
   6.460% due 12/11/2000                                   400             395
                                                                    -----------
                                                                       200,041
Repurchase Agreement 0.3%                                           ===========
State Street Bank
    5.850% due 10/02/2000                                  945             945
    (Dated 9/29/2000. Collateralized by
    Federal Home Loan Bank
    7.090% due 09/19/2003 valued at $965
    Repurchase proceeds are $945.)
                                                                    -----------
Total Short-Term Instruments                                           200,986
(Cost $200,986)                                                     ===========

Total Investments (a) 97.1%                                         $  344,932
(Cost $344,932)

Other Assets and Liabilities (Net) 2.9%                                 10,356
                                                                    -----------
Net Assets 100.0%                                                   $  355,288
                                                                    ===========

Notes to Schedule of Investments (amounts in thousands):

a) Variable rate security. The rate listed is as of September 30, 2000.

                                                       See accompanying notes 67

Schedule of Investments

Municipal Bond Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 96.9%
--------------------------------------------------------------------------------
Arizona 6.2%
Phoenix Industrial Development Authority Revenue Bonds,
(GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016                               $    1,000      $    1,028

Pima County, Arizona Industrial Development Authority
Multi-Family Revenue Bonds, (HUD SECT 8 Insured),
Series 1998 5.375% due 06/01/2010                        1,210           1,235

Scottsdale, Arizona Industrial Development Authority
Hospital Revenue Bonds, (AMBAC Insured),
Series 1997 A 6.500% due 09/01/2004                      1,130           1,206
                                                                    -----------
                                                                         3,469
                                                                    ===========
California 15.5%
Alameda, California Harbor Bay Business Park
Assessment Revenue Bonds, Series 1998
5.000% due 09/02/2006                                      360             360

Capistrano, California Unified School District
Special Tax, Series 1999 5.000% due 09/01/2008             350             350

Foothill/Eastern Corridor Agency California Toll Road
Revenue Bonds, (MBIA-IBC), Series 1999
0.000% due 01/15/2026                                    1,565             936

Irvine, California Special Assessment Bond, Series 1998
4.800% due 09/02/2004                                      150             150
4.900% due 09/02/2005                                      160             160
4.900% due 09/02/2005                                      150             149
5.000% due 09/02/2006                                      150             149

Irvine, California Special Assessment Bond, Series 1999
5.000% due 09/02/2005                                      350             350
5.100% due 09/02/2006                                      350             349
5.100% due 09/02/2006                                      185             185
5.200% due 09/02/2007                                      180             180
5.200% due 09/02/2007                                       75              75

Knox Middle School Building Corp. Revenue Bonds,
Series 2000 5.700% due 07/15/2010                          260             276

Lake Elsinore, California School Refunding Bonds,
Series 1998 5.000% due 09/01/2006                          350             349

Los Angeles Community Redevelopment Agency
Certificates of Partnership Revenue Bonds,
Series 1984 7.550% due 11/01/2008                        1,150           1,275

Los Angeles County Transportation Commission,
Sales Tax Revenue Refunding Bonds,
Series 1991 B 6.500% due 07/01/2013                      1,000           1,036

Orange County, California Improvement Bond,
Series 1998 A 4.900% due 09/02/2005                        245             244

Pittsburg, California Infrastructure Refunding Bonds,
Series 1998 A 4.900% due 09/02/2003                        150             151
5.000% due 09/02/2004                                      150             152

Riverside County, California Special Tax Refunding Bonds,
Series 1999 4.200% due 09/01/2001                          300             300
4.700% due 09/01/2005                                      170             170

Roseville, California Special Tax, Series 1999
5.000% due 09/01/2004                                      350             351

Sacramento County, California Refunding Bonds,
Series 1998 4.900% due 09/02/2005                          300             298

South Tahoe California Powers Financing Authority
Revenue Bonds, Series 1999
7.300% due 10/01/2007                                      350             359

West Sacramento, California Refunding Bonds,
Series 1998 5.000% due 09/02/2004                          350             353
                                                                    -----------
                                                                         8,707
                                                                    ===========
Colorado 6.8%
Colorado Housing & Finance Authority Revenue Bonds,
(FHA/VA Mortgages Insured) Series 2000-C3
5.700% due 10/01/2022                                    1,000           1,020

Colorado Housing & Finance Authority Revenue Bonds,
Series 2000-D3 6.750% due 04/01/2015                       250             272

Colorado Housing & Finance Authority,
Series 2000-B3 6.700% due 10/01/2016                       250             272

Colorado Springs, Colorado Hospital Revenue Bond,
Series 2000 6.375% due 12/15/2030                        1,000             994

Denver, Colorado Health & Hospital Revenue Bonds,
Series 1998 A 5.000% due 12/01/2009                      1,390           1,258
                                                                    -----------
                                                                         3,816
                                                                    ===========
Florida 1.1%
Gainesville, Florida Revenue Bonds, Series 1979
6.200% due 10/01/2002                                      300             304

Orange County, Florida Health Facilities Authority
Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011                                      290             319
                                                                    -----------
                                                                           623
                                                                    ===========
Georgia 0.4%
Georgia Municipal Electric Authority Revenue Bonds,
(MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012                                      200             224
                                                                    -----------
Hawaii 1.8%
Honolulu Hawaii City & County General Obligation,
(MBIA-IBC), Series 1993
5.450% due 09/11/2008                                    1,000           1,039
                                                                    -----------

Indiana 2.0%
Indiana Local Public Improvement Bonds Bank,
Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014                                    1,000           1,125
                                                                    -----------
Kansas 1.8%
Wichita Kansas Hospital Revenue Bonds, Series 1999
6.250% due 11/15/2024                                    1,000           1,000
                                                                    -----------
Louisiana 0.5%
Louisiana Local Government Revenue Bonds,
(MBIA Insured), Series 2000
5.700% due 01/01/2010                                      250             259
                                                                    -----------
Massachusetts 6.6%
Massachusetts Housing Finance Agency Revenue Bonds,
(AMBAC Insured), Series 1993
5.950% due 10/01/2008                                    1,500           1,559

Massachusetts State Development Finance Agency
Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009                                      400             378

Massachusetts State Development Finance Agency
Revenue Bonds, Series 1998
4.700% due 11/01/2007                                      210             202
4.800% due 11/01/2008                                       90              87

Massachusetts State General Obligation, Series 2000
6.000% due 02/01/2013                                    1,000           1,076

Massachusetts State Health Facilities Authority
Revenue Bonds, Series 1993
5.500% due 10/01/2002                                      400             389
                                                                    -----------
                                                                         3,691
                                                                    ===========

68 See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
Michigan 2.5%
Farmington Hills Michigan Hospital, Revenue Bond,
(MBIA Insured), Series 1991 B
5.700% due 02/15/2016 (b)                           $      200      $      200

Michigan State Environmental Protection General
Obligation Bonds, Series 1992
6.250% due 11/01/2012                                    1,100           1,216
                                                                    -----------
                                                                         1,416
                                                                    ===========
Minnesota 1.9%
Minneapolis & St. Paul Housing & Redevelopment Authority
Health Care Revenue Bonds, (FSA Insured), Series 1995
5.700% due 08/15/2025                                      100             100

New Richland, Minnesota Revenue Bonds, Series 1998
4.500% due 08/01/2004                                    1,000             993
                                                                    -----------
                                                                         1,093
                                                                    ===========
New Jersey 9.9%
New Jersey Economic Development Authority
Revenue Bond, Series 1998 A
0.010% due 04/01/2013                                    1,595             686

New Jersey Economic Development Authority
Revenue Bond, Series 1998
5.600% due 01/01/2012                                    1,000             885
6.375% due 04/01/2031                                    2,000           1,964

New Jersey Economic Development Authority Revenue
Bonds, Series 1999 6.625% due 09/15/2012                 2,000           2,042
                                                                    -----------
                                                                         5,577
                                                                    ===========
New Mexico 2.4%
Los Alamos County, Utility Revenue Bonds,
Series 1994 A 6.000% due 07/01/2008                      1,000           1,056

Santa Fe County, El Castillo Retirement Nursing Home
Bonds, Series 1998 A 5.250% due 05/15/2007                 315             291
                                                                    -----------
                                                                         1,347
                                                                    ===========
New York 9.5%
Nassau County, New York Tobacco Settlement Corp.
Revenue Bonds, Series 1999
5.250% due 07/15/2011                                    1,000           1,003

New York City General Obligation Bonds, Series 1996 A
7.000% due 08/01/2007                                    1,000           1,117

New York State Dorm Authority Revenue Bonds,
(ACA Insured), Series 2000
5.850% due 07/01/2010                                    1,000           1,027

New York State Dorm Authority Revenue Bonds,
(MBIA Insured), Series 1996
5.600% due 07/01/2016                                    1,250           1,264

New York State Environmental Facilities Special
Obligation Revenue Bonds, Series 1996
5.125% due 04/01/2022                                    1,000             936
                                                                    -----------
                                                                         5,347
                                                                    ===========
North Carolina 1.9%
North Carolina Municipal Power Agency,
Catawaba Electric Revenue Bonds,
(AMBAC Insured), Series 1992
6.000% due 01/01/2008                                    1,000           1,068
                                                                    -----------
North Dakota 3.7%
Mercer County Pollution Control Revenue Bonds,
Series 1991 6.900% due 02/01/2019                        2,000           2,054
                                                                    -----------
Pennsylvania 2.0%
Allegheny County Hospital Development Authority Revenue Bonds,
(MBIA Insured), Series 2000 A
6.500% due 11/15/2030                                    1,000           1,053

Delaware County, Pennsylvania Hospital Revenue
Bonds, Series 1998
4.900% due 12/01/2008                                      100              90
                                                                    -----------
                                                                         1,143
                                                                    ===========
South Carolina 1.7%
Medical University South Carolina Hospital Facilities
Revenue Bonds, Series 1999
5.700% due 07/01/2012                                    1,000             982
                                                                    -----------
Tennessee 3.1%
Nashville & Davidson County, Tennessee
Revenue Bonds, Series 1998
4.450% due 08/01/2007                                    1,000             960

Sullivan County, Tennessee Industrial Development
Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015                                      750             787
                                                                    -----------
                                                                         1,747
                                                                    ===========
Texas 6.9%
Bexar, Texas Metro Water District Waterworks System
Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 05/01/2035                                    2,190             281

Brazos River Authority Texas Revenue Bonds,
(MBIA Insured), Series 1998
4.900% due 10/01/2015                                    1,500           1,402

Dallas-Fort Worth International Airport Facility
Improvement Corp. Revenue Bonds, Series 2000
5.950% due 05/01/2029                                    1,000           1,003

Houston Independent School District General
Obligation, (PSF Insured), Series 1999
4.750% due 02/15/2026                                    1,000             844

Midlothian Texas Independent School District
General Obligation, (PSF-GTD Insured), Series 1999
0.010% due 02/15/2018                                    1,000             346
                                                                    -----------
                                                                         3,876
                                                                    ===========
Utah 6.6%
Intermountain Power Agency Utah Power Supply
Revenue Bonds, (MBIA Insured), Series 1996
6.500%due 07/01/2009                                     1,925           2,143

Intermountain Power Agency Utah Power Supply
Revenue Bonds, Series 1996 D
5.000% 0due 07/01/2021                                   1,710           1,547
                                                                     ----------
                                                                         3,690
                                                                     ==========
West Virginia 2.1%
West Virginia State Parkways Economic Development &
Tourism Authority Revenue Bonds, (FGIC Insured), Series 1993
5.831% due 05/16/2019                                    1,200           1,208
                                                                    -----------
Total Municipal Bonds & Notes                                           54,501
(Cost $53,931)                                                      ===========

-------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 0.2%
-------------------------------------------------------------------------------
Treasury Inflation Protected Securities (c)
   3.625% due 07/15/2002                                   108             108
                                                                    -----------
Total U.S. Treasury Obligations                                            108
(Cost $108)                                                         ===========


                                                       See accompanying notes 69

Municipal Bond Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 0.0%


Commercial Paper 0.0%
SSgA Tax Free Money Market
   4.570% due 10/02/2000                            $       17      $       17
                                                                    -----------
Total Short-Term Instruments                                                17
(Cost $17)                                                          ===========

Total Investments (a) 97.1%                                         $   54,626
(Cost $54,056)

Other Assets and Liabilities (Net) 2.9%                                  1,622
                                                                    -----------
Net Assets 100.0%                                                   $   56,248
                                                                    ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $    1,170

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                               (600)
                                                                    -----------
Unrealized appreciation-net                                         $      570
                                                                    ===========

(b) Variable rate security. The rate listed is as of September 30, 2000.

(c) Principal amount of the security is adjusted for inflation.

70 See accompanying notes

Schedule of Investments

New York Municipal Bond Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 96.8%
--------------------------------------------------------------------------------
New York 96.8%
Amherst, New York General Obligation, (FGIC Insured),
Series A 5.500% due 12/01/2008                      $      150      $      158

Edmeston, New York Central School District
General Obligation, (MBIA Insured), Series 1999
5.100% due 06/15/2007                                      150             153

Erie County New York General Obligation,
(AMBAC Insured), Series 2000
5.750% due 07/01/2010                                      250             267

Long Island Power Authority Revenue Bonds,
Series 1998 5.500% due 05/01/2033                          100             100

Nassau County, New York Tobacco Settlement
Corp. Revenue Bonds, Series 1999
5.250% due 07/15/2011                                      150             151

New York City General Obligation, Series 1997
5.300% due 06/01/2012                                      150             152

New York City Municipal Water Finance Authority
Revenue Bonds, (FGIC Insured), Series 1994
5.500% due 06/15/2024                                      100             100

New York General Obligation Bond,
(Bayerische Landesbank Insured), Series 1995-F5
5.500% due 02/15/2016 (b)                                  100             100

New York General Obligation Bond,
(FGIC Insured), Series 1992-B
5.500% due 10/01/2020                                      100             100

New York General Obligation, Series 1997-D
5.250% due 08/01/2021                                      100              94

New York State Dormitory Authority
Revenue Bonds, (AMBAC Insured), Series 1998
5.000% due 07/01/2002                                      150             151

New York State Dormitory Authority
Revenue Bonds, (FSA Insured), Series 1998
4.750% due 07/01/2008                                      150             150

New York State Dormitory Authority
Revenue Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2006                                      150             150

New York State Energy Research & Development
Revenue Bonds, Series 1985
5.500% due 12/01/2025                                      200             200

New York State Local Government Assistance Corp.
Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013                                      150             149

New York State Power Authority Revenue &
General Purpose, Series 1972-E
5.500% due 01/01/2010                                      135             139

New York State Thruway Authority Service Contract
Revenue Bonds, (MBIA Insured), Series 1999
4.900% due 04/01/2008                                      150             151

New York State Urban Development Corp.
Revenue Bonds, Series 1999
5.000% due 01/01/2005                                      150             151

New York, New York General Obligation,
Series 1997 5.750% due 08/01/2009                          250             267

Ontario County Industrial Development Agency
Revenue Bonds, Series 1985
5.650% due 08/01/2015                                      100             100

Rockland County New York Solid Waste Management
Authority Revenue Bonds, Series 1999 A
4.800% due 12/15/2005                                      145             147
                                                                    -----------
Total Municipal Bonds & Notes                                            3,130
(Cost $3,088)                                                       ===========
--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 1.4%
--------------------------------------------------------------------------------
Commercial Paper 1.4%
R & T New York Money Market
   4.550% due 10/02/2000                                    45              45
                                                                    -----------
Total Short-Term Instruments                                                45
(Cost $45)                                                          ===========

Total Investments (a) 98.2%                                         $    3,175
(Cost $3,133)

Other Assets and Liabilities (Net) 1.8%                                     57
                                                                    -----------
Net Assets 100.0%                                                   $    3,232
                                                                    ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
overtax cost                                                        $       44

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                             (2)
                                                                    -----------
Unrealized appreciation-net                                         $       42
                                                                    ===========
(b) Variable rate security. The rate listed is as of September 30, 2000.

                                                       See accompanying notes 71

Schedule of Investments

Real Return Bond Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 50.4%

Banking & Finance 29.8%
Allied Irish Banks
   7.030% due 09/07/2006 (d)                        $    1,200      $    1,205
Allstate Financial Global Funding
   7.130% due 09/26/2005                                 2,500           2,501
Associates Corp. of North America
   6.780% due 08/27/2001 (d)                             1,500           1,504
   6.960% due 05/08/2003 (d)                             1,500           1,499
AT&T Capital Corp.
   7.110% due 09/13/2001 (d)                               500             501
   7.010% due 04/23/2002 (d)                             1,000           1,003
Bank One Corp.
   6.900% due 09/26/2003 (d)                             5,000           4,997
Bear Stearns Co., Inc.
   7.090% due 08/01/2002 (d)                               500             501
   7.130% due 03/28/2003 (d)                             6,000           6,000
   7.050% due 09/21/2004 (d)                             1,000             999
Chase Manhattan Corp.
   6.960% due 12/10/2001 (d)                               500             504
CIT Group, Inc.
   6.750% due 05/14/2001                                 1,000           1,000
Citigroup, Inc.
   6.710% due 09/17/2001 (d)                               335             336
Dime Bancorp, Inc.
   7.000% due 07/25/2001                                 4,225           4,206
Donaldson, Lufkin & Jenrette, Inc.
   6.760% due 04/25/2003 (d)                             7,500           7,497
DQE Capital Corp.
   7.230% due 01/15/2002 (d)                             1,000           1,000
Export-Import Bank Korea
   6.500% due 11/15/2006                                 2,500           2,435
Finova Capital Corp.
   7.340% due 11/08/2002 (d)                             2,800           2,277
First Union Corp.
   7.550% due 08/18/2005                                10,000          10,129
Florida Windstorm
   6.700% due 08/25/2004                                   500             494
Ford Motor Credit Corp.
   6.990% due 07/16/2002 (d)                             1,000           1,002
   6.810% due 02/13/2003 (d)                               350             350
   6.950% due 06/20/2003 (d)                            15,500          15,511
General Motors Acceptance Corp.
   6.910% due 12/15/2000 (d)                             1,500           1,500
   6.920% due 07/20/2002                                 6,475           6,475
   6.860% due 12/09/2002 (d)                             2,000           2,002
Gold Eagle Capital Ltd.
   9.000% due 04/15/2001                                 1,000             999
  12.130% due 04/15/2001                                 2,440           2,440
Heller Financial, Inc.
   7.060% due 02/05/2001                                   400             400
   6.890% due 04/26/2002 (d)                               250             250
   6.500% due 07/22/2002                                 1,000             989
   7.500% due 08/23/2002                                 5,700           5,739
   6.970% due 04/28/2003 (d)                             3,000           2,987
Household Finance Corp.
   7.090% due 08/06/2002 (d)                             2,000           2,006
J.P. Morgan & Co.
   8.080% due 02/15/2012                                 3,470           3,002
Juno Reinsurance
  10.370% due 06/26/2002 (d)                               750             728
Korea Development Bank
   5.890% due 03/01/2002 (d)                               500             471
   8.290% due 06/16/2003 (d)                               500             490
Lehman Brothers Holdings, Inc.
   9.880% due 10/15/2000                                   250             250
   6.130% due 02/01/2001                                 2,600           2,592
   7.680% due 04/02/2002 (d)                               500             504
   6.970% due 06/03/2002 (d)                             2,500           2,498
   7.530% due 07/15/2002 (d)                               600             605
   6.970% due 09/03/2002 (d)                             2,000           1,999
MBNA America Bank NA
   6.970% due 04/25/2002 (d)                               500             499
Merrill Lynch & Co.
   6.790% due 11/01/2001 (d)                             3,000           3,003
   7.090% due 02/08/2002 (d)                               400             401
   6.920% due 02/04/2003 (d)                             2,000           1,999
   6.990% due 08/01/2003 (d)                             4,000           4,002
Monumental Global Funding II
   6.910% due 09/26/2003 (d)                             2,000           2,000
Morgan Stanley, Dean Witter, Discover and Co.
   6.840% due 12/17/2001 (d)                               300             300
   6.880% due 04/15/2002 (d)                             1,000           1,001
   6.890% due 02/21/2003 (d)                             1,500           1,503
   6.850% due 03/11/2003 (d)                             2,000           1,997
National Westminster Bank
   7.160% due 09/16/2002 (d)                             3,500           3,514
NeHi, Inc.
  11.310% due 06/09/2003 (d)                             4,000           4,020
Old Kent Bank
   7.460% due 11/01/2005 (d)                             1,000             999
Pemex Finance Ltd.
   6.130% due 11/15/2003                                   433             426
Protective Life Funding Trust
   7.090% due 01/17/2003 (d)                             1,000             999
Prudential Funding Corp.
   6.960% due 10/18/2001 (d)                             3,000           3,005
   6.380% due 07/23/2006                                 2,000           1,901
PS Colorado Credit Corp.
   7.480% due 05/30/2002 (d)                             1,300           1,299
Qwest Capital Funding, Inc.
   7.200% due 07/08/2002 (d)                             1,000           1,001
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (d)                             2,797           2,764
   6.960% due 04/28/2003 (d)                             3,000           3,001
Seismic Ltd.
  11.270% due 01/01/2002 (d)                             2,500           2,500
Textron Financial Corp.
   6.960% due 10/26/2001 (d)                             2,500           2,505
   7.030% due 09/17/2002 (d)                             5,000           5,006
   7.150% due 12/09/2002 (d)                             4,000           4,001
Toyota Motor Credit Corp.
   7.320% due 02/15/2002 (d)                               400             393
                                                                    -----------
                                                                       160,416
                                                                    ===========
Industrials 11.0%
AIC Corp.
   6.150% due 10/02/2002 (d)                               250             249
Alpha Wind
  11.320% due 05/23/2001 (d)                             1,500           1,500
Arrow Electronics, Inc.
   7.440% due 11/24/2000 (d)                             1,500           1,500
Atlas Air, Inc.
  10.470% due 10/04/2004 (d)                             4,400           4,400
Columbia/HCA Healthcare
   8.160% due 09/19/2002 (d)                             8,000           8,000
Cox Enterprises, Inc.
   7.610% due 05/01/2033 (d)                             2,000           1,999
DaimlerChrysler Holdings
   7.000% due 08/16/2004 (d)                             5,000           5,008
Delta Air Lines, Inc.
   8.540% due 01/02/2007                                 3,932           4,042
Enron Corp.
   7.110% due 09/10/2001 (d)                             2,500           2,500
   8.000% due 08/15/2005                                 3,000           3,046
Global Crossing Ltd.
   6.000% due 10/15/2013                                 1,250           1,155
Packaging Corp. of America
   8.630% due 06/20/2007                                    37              37
Petroleos Mexicanos
   9.500% due 09/15/2027                                 4,750           4,904
Philip Morris Cos., Inc.
   9.000% due 01/01/2001                                 1,000           1,002
   7.250% due 09/15/2001                                 1,000             995
Raytheon Co.
   5.950% due 03/15/2001                                 4,000           3,971
   7.020% due 08/10/2001 (d)                             1,600           1,601
Staples, Inc.
   7.670% due 11/26/2001 (d)                             2,000           2,000

72 See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
Tyco International Group SA
   7.370% due 03/05/2001 (d)                        $    2,000      $    2,002
United Air Lines, Inc.
   6.890% due 12/02/2002 (d)                             1,189           1,182
Vodafone AirTouch PLC
   6.860% due 12/19/2001 (d)                             6,500           6,509
Waste Management, Inc.
   7.100% due 08/01/2026                                 1,500           1,450
                                                                    -----------
                                                                        59,052
                                                                    ===========
Utilities 9.6%
Coastal Corp.
   7.330% due 07/21/2003 (d)                             5,000           5,012
Commonwealth Edison Co.
   7.160% due 09/30/2002 (d)                             1,000           1,000
Deutsche Telekom AG
   7.750% due 06/15/2005                                10,000          10,247
Dominion Resources, Inc.
   7.600% due 07/15/2003                                 5,000           5,054
Entergy Gulf States, Inc.
   8.040% due 06/02/2003 (d)                             2,500           2,502
Hawaiian Electric Industries, Inc.
   7.780% due 04/15/2003 (d)                             2,000           2,002
Hughes Electric
   7.560% due 10/23/2000                                 3,500           3,501
Nabors Industries, Inc.
   0.000% due 06/20/2020                                 5,000           3,488
National Rural Utilities Cooperative
   6.880% due 05/31/2002 (d)                             1,900           1,899
Oneok, Inc.
   7.390% due 04/24/2002 (d)                             2,000           2,002
Public Service Enterprise Group, Inc.
   7.040% due 06/15/2001                                   500             500
Scana Corp.
   7.210% due 02/08/2002 (d)                             1,900           1,901
   7.380% due 07/15/2002 (d)                             3,900           3,905
Sierra Pacific Resources
   7.390% due 04/20/2002 (d)                             1,000           1,000
   7.340% due 04/20/2003 (d)                             2,000           2,001
Sprint Capital Corp.
   6.970% due 11/15/2001 (d)                             1,000           1,000
   7.010% due 06/10/2002 (d)                             3,000           3,001
Texas Utilities Co.
   7.210% due 06/25/2001 (d)                             1,300           1,299
   7.590% due 09/24/2001 (d)                               500             503
                                                                    -----------
                                                                        51,817
                                                                    -----------
Total Corporate Bonds & Notes                                          271,285
(Cost $270,393)                                                     ===========

--------------------------------------------------------------------------------
 MUNICIPAL BONDS & NOTES 1.0%
--------------------------------------------------------------------------------
Florida 0.7%
Tampa Florida Utility Tax & Special Revenue Bond,
(AMBAC Insured), Series 2000
6.000% due 10/01/2004                                    3,580           3,701
                                                                    -----------
New Mexico 0.1%
New Mexico Mortgage Finance Authorities Revenue Bonds,
(GNMA, FNMA, FHLMC Insured), Series 1997
7.000% due 07/01/2006                                      350             351
                                                                    -----------
New York 0.0%
New York City Municipal Bond, Series 1997
6.960% due 08/01/2002 (d)                                   76              76
                                                                    -----------
Ohio 0.2%
Hamilton Ohio School Districts Gas Supply Revenue Bonds,
Northern Ohio, (MBIA Insured), Series 1999
6.910% due 08/01/2001                                    1,500           1,504
                                                                    -----------
Total Municipal Bonds & Notes                                            5,632
(Cost $5,645)                                                       ===========

--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES 1.3%
--------------------------------------------------------------------------------
Federal Farm Credit Bank
   6.360% due 02/14/2002 (d)                               600             591
Federal Home Loan Bank
   7.270% due 02/15/2002 (d)                             2,485           2,454
Federal National Mortgage Association
   7.860% due 03/13/2002 (d)                             2,000           1,972
Student Loan Marketing Assn
   6.480% due 07/25/2004 (d)                                70              70
   6.830% due 10/25/2004 (d)                                80              80
   6.920% due 04/25/2006 (d)                             1,505           1,499
   6.700% due 01/25/2007 (d)                               292             292
                                                                    -----------
Total U.S. Government Agencies                                           6,958
(Cost $6,943)                                                       ===========

--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 129.6%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (c)
   3.630% due 07/15/2002 (b)(h)                        187,839         187,781
   3.380% due 01/15/2007 (h)                           145,100         140,340
   3.630% due 01/15/2008 (h)                           211,738         206,909
   3.880% due 01/15/2009 (h)                            43,253          42,902
   4.250% due 01/15/2010                                 1,026           1,048
   3.630% due 04/15/2028 (h)                            54,101          51,431
   3.880% due 04/15/2029                                66,981          66,563
                                                                    -----------
Total U.S. Treasury Obligations                                        696,974
(Cost $694,182)                                                     ===========

--------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 0.9%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 0.6%
Federal Home Loan Mortgage Corp.
   7.000% due 07/15/2022                                 2,941           2,937
   6.500% due 01/25/2028                                   100              91
Federal National Mortgage Association
   7.060% due 10/25/2008 (d)                               261             261
   6.500% due 02/25/2029                                   121              86
                                                                    -----------
                                                                         3,375
                                                                    ===========
Federal Home Loan Mortgage Corporation 0.1%
   7.430% due 12/01/2020-02/01/2023 (d)(i)                 425             426
                                                                    -----------
Federal National Mortgage Association 0.1%
   8.520% due 10/01/2024 (d)                               412             423
                                                                    -----------
Other Mortgage-Backed Securities 0.1%
CMC Securities Corp.
   6.000% due 11/25/2008                                   532             529
                                                                    -----------
Total Mortgage-Backed Securities                                         4,753
(Cost $4,773)                                                       ===========

--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES 8.7%
--------------------------------------------------------------------------------
Aesop Funding LLC
   6.570% due 11/20/2006                                14,000          14,000
AFC Home Equity Loan Trust
   6.840% due 03/25/2027 (d)                               201             201
American Residential Eagle Trust
   6.960% due 07/25/2029 (d)                             6,173           6,175
Asset Backed Securities Corp. Home Equity
   6.990% due 06/21/2029 (d)                             5,979           5,998
Conseco Finance
   7.890% due 07/15/2018                                 2,000           2,035
   8.170% due 12/15/2025                                 2,000           2,062
   6.290% due 10/15/2030                                   809             809
Conseco Finance Home Loan Trust
   8.880% due 06/15/2024                                   750             763
Contimortgage Home Equity Loan Trust
   6.020% due 01/25/2014                                   101             100
EQCC Home Equity Loan Trust
   6.870% due 03/20/2029                                   219             219
Huntsman Corp.
   9.750% due 12/31/2005                                 1,000             992
IMC Home Equity Loan Trust
   6.610% due 06/20/2013                                   124             124


                                                       See accompanying notes 73

Real Return Bond Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
MMCA Automobile Trust
   6.300% due 06/15/2002                            $    1,840      $    1,840
Oakwood Mortgage Investors, Inc.
   6.450% due 11/15/2027                                   359             358
Onyx Acceptance Auto Trust
   6.590% due 09/15/2002                                 1,166           1,167
   6.350% due 10/15/2003                                   395             394
Pacific Southwest Bank
   6.060% due 06/15/2002                                     6               6
Premier Auto Trust
   5.500% due 07/09/2001                                    26              26
Residential Funding Mortgage Securities, Inc.
  10.930% due 06/01/2001                                 4,000           4,000
   5.460% due 07/25/2029                                    43              43
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                   268             267
Voicestream Vendor Facility
   9.660% due 06/30/2009                                 5,000           4,963
WMC Mortgage Loan
   6.830% due 03/20/2028 (d)                                83              83
                                                                    -----------
Total Asset-Backed Securities                                           46,625
(Cost $46,510)                                                      ===========

--------------------------------------------------------------------------------
 SOVEREIGN ISSUES 0.3%
--------------------------------------------------------------------------------
Central Bank Philippines
   7.940% due 06/01/2008 (d)                             1,778           1,591
United Mexican States Recovery Rights
   0.000% due 06/30/2003                                 3,025               0
                                                                    -----------
Total Sovereign Issues                                                   1,591
(Cost $1,616)                                                       ===========

--------------------------------------------------------------------------------
 FOREIGN CURRENCY-DENOMINATED ISSUES (c)(f) 1.6%
--------------------------------------------------------------------------------
Caisse D'amort Dette Soc
   3.800% due 07/25/2006                           EC     5,070          4,490
Commonwealth of New Zealand
   4.500% due 02/15/2016                           N$     5,800          2,475
Kingdom of Sweden
   0.000% due 04/01/2004                           SK     7,427            718
Newcourt Credit Group
   7.630% due 06/28/2001                           C$       500            335
United Mexican States
   1.100% due 12/31/2019 (d)                       JY    70,000            635
                                                                    -----------
Total Foreign Currency-Denominated Issues                                8,653
(Cost $9,324)                                                       ===========

--------------------------------------------------------------------------------
 PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Inflation Protected Securities (OTC)
    Strike @ 96.50 Exp. 01/29/2001$                 $  100,000               0
                                                                    -----------
Total Purchased Put Options                                                  0
(Cost $33)                                                          ===========

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 14.0%
--------------------------------------------------------------------------------
Commercial Paper 11.0%
Alcoa, Inc.
   6.450% due 12/21/2000                                 2,100           2,069
Cba (de) Finance
   6.460% due 12/14/2000                                   500             493
Cox Communications
   6.730% due 11/06/2000                                 2,000           1,987
CSX Corp.
   6.710% due 12/14/2000                                 1,200           1,198
DaimlerChrysler AG
   6.460% due 12/19/2000                                   200             197
Dominion Resources, Inc.
   6.710% due 11/06/2000                                 4,000           3,974
   6.710% due 11/16/2000                                 4,000           3,966
Edison Midwest
   6.740% due 11/08/2000                                 8,300           8,243
Federal Home Loan Mortgage Corp.
   6.440% due 10/12/2000                                 7,000           6,987
Gannett Co.
   6.490% due 11/20/2000                                 1,000             991
Ingersoll-Rand Co.
   6.700% due 11/08/2000                                13,000          12,910
International Paper Co.
   6.700% due 11/01/2000                                 8,800           8,751
Motorola, Inc.
   6.480% due 12/26/2000                                 7,000           6,889
Texas Utilities Co.
   6.700% due 10/18/2000                                   500             499
                                                                    -----------
                                                                        59,154
                                                                    ===========
Repurchase Agreements 3.0%
State Street Bank
5.850% due 10/02/2000                                   16,142          16,142
    (Dated 9/29/2000. Collateralized by
    Federal National Mortgage Association
    7.050% due 02/28/2002 valued at $16,467
    Repurchase proceeds are $16,150.)
                                                                    -----------
Total Short-Term Instruments                                            75,296
(Cost $75,301)                                                      ===========

Total Investments (a) 207.8%                                        $1,117,767
(Cost $1,114,720)

Other Assets and Liabilities (Net) (107.8%)                           (579,822)
                                                                    -----------
Net Assets 100.0%                                                   $  537,945
                                                                    ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $    4,706

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                        (1,659)
                                                                    -----------
Unrealized appreciation-net                                         $    3,047
                                                                    ===========
(b) Securities with an aggregate market value of $862 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                          # of      Unrealized
Type                                                 Contracts    Appreciation
--------------------------------------------------------------------------------

U.S. Treasury 10 Year Note (12/2000)                       200      $      101
EuroBond 10 Year Note Written Put Options (11/2000)        121              44
                                                                    -----------
                                                                    $      145
                                                                    ===========
(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of September 30, 2000.

74 See accompanying notes

(e) Foreign forward currency contracts outstanding at September 30, 2000:

                         Principal
                            Amount                             Unrealized
                        Covered by       Settlement          Appreciation/
Type      Currency        Contract            Month         (Depreciation)
--------------------------------------------------------------------------------

Sell            C$            560           10/2000           $         5
Sell            EC          5,284           11/2000                    (9)
Buy             JY         82,319           10/2000                   (14)
Sell                      243,632           10/2000                     3
Buy                        82,319           11/2000                     0
Sell            N$          5,688           10/2000                   131
Sell                          539           11/2000                     3
Sell            SK          6,170           10/2000                    12
                                                              ------------
                                                              $       131
                                                              ============

(f) Principal amount denoted in indicated currency:

       C$ - Canadian Dollar
       EC - Euro
       JY - Japanese Yen
       N$ - New Zealand Dollar
       SK - Swedish Krona

(g) Swap agreements outstanding at September 30, 2000:

                                                                     Unrealized
                                                      Notional    Appreciation/
Type                                                    Amount   (Depreciation)
--------------------------------------------------------------------------------

Receive floating rate based on 3-month LIBOR plus 0.470% and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley
Exp. 06/15/2005                                     $   10,000      $     (215)

Receive floating rate based on 3-month LIBOR plus 0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers
Exp. 07/15/2003                                          5,000             (50)

Receive floating rate based on 3-month LIBOR plus 1.000%
and pay to the counterparty the notional amount of $5,000
in exchange for shares of Nabors Industries, Inc. due 06/20/2020 when the convertible debentures mature.

Broker: Morgan Stanley
Exp. 06/20/2003                                          3,042              (1)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 7.005%.

Broker: Goldman Sachs
Exp. 08/17/2005                                         10,000            (109)

Receive fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Goldman Sachs
Exp. 11/10/2002                                          1,000               0
                                                                    -----------
                                                                    $     (375)
                                                                    ===========
(h) Subject to financing transaction.

(i) Securities are grouped by coupon or range of coupons and represent a range of maturities.

                                                       See accompanying notes 75

Schedule of Investments

Short-Term Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 64.3%
--------------------------------------------------------------------------------
Banking & Finance 43.0%
Allied Irish Banks
   7.028% due 09/07/2006 (d)                        $    3,000      $    3,013
Amerco, Inc.
   6.890% due 10/15/2000                                 5,000           4,950
Banco Nacional Obra Services
   9.625% due 11/15/2003                                 6,900           7,150
Bank One Corp.
   6.410% due 01/24/2002 (d)                             2,000           2,003
BankBoston Corp.
   6.125% due 03/15/2002                                 1,000             989
Bankers Trust Corp.
   6.200% due 05/11/2003 (d)                            11,000          10,998
Bear Stearns Companies, Inc.
   7.048% due 09/21/2004 (d)                             3,900           3,896
Citigroup, Inc.
   6.565% due 08/19/2003 (d)                            11,040          10,814
Dime Bancorp, Inc.
   6.375% due 01/30/2001                                17,600          17,524
   7.000% due 07/25/2001                                 2,400           2,389
Donaldson, Lufkin & Jenrette, Inc.
   7.250% due 07/18/2003 (d)                             8,000           8,021
DQE Capital Corp.
   6.781% due 01/15/2002 (d)                             2,000           1,999
Export-Import Bank Korea
   6.500% due 02/10/2002                                 1,000             985
First USA Bank
   6.790% due 05/15/2002 (d)                             6,000           6,016
Ford Motor Credit Corp.
   6.210% due 08/27/2001 (d)                             6,840           6,841
   6.927% due 03/19/2002 (d)                             4,295           4,313
   6.952% due 12/16/2002 (d)                            10,000           9,975
   7.110% due 06/02/2003 (d)                             2,500           2,503
   7.173% due 07/18/2005 (d)                            10,000          10,017
General Motors Acceptance Corp.
   6.840% due 01/08/2002 (d)                             1,000           1,000
   6.190% due 08/18/2003 (d)                            16,575          16,535
Golden State Holdings
   6.750% due 08/01/2001                                 7,000           6,893
Goldman Sachs Group
   6.511% due 01/17/2003 (d)                             8,000           8,011
Heller Financial, Inc.
   6.980% due 04/22/2002 (d)                            12,900          12,899
   6.500% due 07/22/2002                                 1,000             989
Korea Development Bank
   7.675% due 10/06/2000 (d)                             2,000           2,000
   7.181% due 10/18/2000 (d)                               500             500
   9.600% due 12/01/2000                                   800             803
   9.450% due 03/15/2001                                   375             379
   7.900% due 02/01/2002                                   900             902
   7.625% due 10/01/2002                                 2,500           2,502
Lehman Brothers Holdings, Inc.
   7.352% due 05/07/2002 (d)                             3,000           3,019
   6.690% due 04/04/2003 (d)                             3,000           3,001
MBNA Corp.
   6.741% due 03/23/2001 (d)                             9,500           9,508
Merrill Lynch & Co.
   6.991% due 08/01/2003 (d)                             4,000           4,002
MFN Financial Corp.
   7.130% due 09/13/2001 (d)                             5,000           5,002
Midamerican Funding LLC
   5.850% due 03/01/2001                                 1,000             995
Morgan Stanley, Dean Witter, Discover and Co.
   6.500% due 01/28/2002 (d)                             8,600           8,615
National Consumer Coop Bank
   7.528% due 04/02/2001 (d)                            16,000          16,013
   7.513% due 10/26/2001 (d)                            10,000          10,003
PaineWebber
   7.290% due 07/15/2002 (d)                            10,000          10,006
PP&L Capital Funding, Inc.
   5.860% due 10/17/2000                                24,000          23,992
Protective Life Funding Trust
   7.090% due 01/17/2003 (d)                             2,000           1,997
PS Colorado Credit Corp.
   7.477% due 05/30/2002 (d)                             2,000           1,999
Qwest Capital Funding, Inc.
   6.875% due 08/15/2001                                15,430          15,418
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (d)                             3,265           3,226
   7.010% due 07/18/2007 (d)                             5,000           5,009
Transamerica Finance Corp.
   6.910% due 12/14/2001 (d)                             4,000           4,004
U.S. Bancorp
   6.941% due 02/03/2003 (d)                             3,700           3,702
                                                                    -----------
                                                                       297,320
                                                                    ===========
Industrials 14.9%
Air Canada
   6.237% due 07/31/2005                                 1,818           1,672
Clear Channel Communications, Inc.
   7.327% due 06/15/2002 (d)                               900             902
COFIRI International, Inc.
   6.502% due 10/27/2000 (d)                             2,000           1,997
Columbia/HCA Healthcare
   8.160% due 09/19/2002 (d)                            10,000          10,000
Enron Corp.
   7.250% due 09/10/2001 (d)                             3,000           3,000
ICI Wilmington
   9.500% due 11/15/2000                                 5,620           5,628
ITT Corp.
   6.250% due 11/15/2000                                 3,000           2,995
J Seagram & Sons
   5.790% due 04/15/2001                                 9,000           8,914
   6.250% due 12/15/2001                                10,300          10,189
Kroger Co.
   6.340% due 06/01/2001                                 8,250           8,220
Lockheed Martin Corp.
   6.850% due 05/15/2001                                10,000           9,964
Petroleos Mexicanos
   9.375% due 12/02/2008                                 1,000           1,030
Racers
   7.118% due 03/03/2003 (d)                            10,000          10,000
Raytheon Co.
   7.020% due 08/10/2001 (d)                            10,000          10,008
Staples, Inc.
   7.670% due 11/26/2001 (d)                             1,400           1,400
Time Warner, Inc.
   6.100% due 12/30/2001                                 3,000           2,959
Tyco International Group SA
   6.125% due 06/15/2001                                 6,074           6,020
Williams Communications Group, Inc.
   7.220% due 11/15/2001 (d)                             7,500           7,505
                                                                    -----------
                                                                       102,403
                                                                    ===========
Utilities 6.4%
Appalachian Power Co.
   7.270% due 06/27/2001 (d)                               900             900
Central Power & Light Co.
   7.268% due 02/22/2002 (d)                             2,000           1,999
Coastal Corp.
   7.330% due 07/21/2003 (d)                             5,000           5,012
Commonwealth Edison Co.
   7.285% due 09/30/2003 (d)                             2,000           2,000
Deutsche Telekom AG
   7.750% due 06/15/2005                                 5,000           5,123
Dominion Resources, Inc.
   7.310% due 09/16/2012 (d)                             6,500           6,519
Indiana Michigan Power Co.
   7.245% due 09/03/2002 (d)                             1,000           1,000
Nevada Power Co.
   7.270% due 08/20/2001 (d)                             5,000           4,999
Oneok, Inc.
   6.960% due 04/24/2002 (d)                             5,000           5,006
Sierra Pacific Resources
   7.390% due 04/20/2002 (d)                             3,000           3,000
   7.340% due 04/20/2003 (d)                             5,000           5,003


76 See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
UGI Utilities, Inc.
   6.170% due 03/06/2001                            $      250      $      249
WorldCom, Inc.
   7.050% due 11/26/2001 (d)                             3,700           3,704
                                                                    -----------
                                                                        44,514
                                                                    -----------
Total Corporate Bonds & Notes                                          444,237
(Cost $443,380)                                                      ==========

--------------------------------------------------------------------------------
 MUNICIPAL BONDS & NOTES 0.3%
--------------------------------------------------------------------------------
North Carolina 0.3%
North Carolina State Education Assistance Authority
Revenue Bonds, (GTD Insured), Series 2000
   7.000% due 06/01/2009 (d)                             2,000           2,000
                                                                    -----------
Total Municipal Bonds & Notes                                            2,000
(Cost $2,000)                                                       ===========

--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES 10.3%
--------------------------------------------------------------------------------
Federal Home Loan Bank
   6.750% due 02/01/2002                                70,000          70,252
Federal National Mortgage Association
   5.750% due 04/15/2003                                   850             836
                                                                    -----------
Total U.S. Government Agencies                                          71,088
(Cost $70,911)                                                      ===========

--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 4.6%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (g)
   3.625% due 07/15/2002 (h)                            29,529          29,520
   3.625% due 01/15/2008                                 2,137           2,088
                                                                    -----------
Total U.S. Treasury Obligations                                         31,608
(Cost $31,494)                                                      ===========

--------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 23.2%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 15.0%
CMC Securities Corp.
   7.500% due 02/25/2023                                 2,089           2,083
Dime Savings
   6.937% due 11/01/2018 (d)                               209             189
Donaldson, Lufkin & Jenrette, Inc.
   7.450% due 10/17/2020 (d)                               489             502
   7.786% due 09/01/2021 (d)                                24              24
   7.437% due 05/01/2026 (d)                               125             125
Federal Home Loan Mortgage Corp.
   6.750% due 03/15/2007                                   833             831
   6.500% due 10/25/2014                                 3,833           3,767
   5.750% due 10/15/2016                                    12              12
   6.000% due 07/15/2019                                 4,178           4,133
   6.875% due 06/15/2023 (d)                               474             474
Federal National Mortgage Association
   7.256% due 12/25/2000 (d)                               339             339
   7.250% due 04/25/2007                                 2,310           2,306
   6.000% due 02/25/2008                                 1,051           1,033
   6.206% due 07/25/2008 (d)                             1,344           1,326
   6.250% due 06/18/2015                                 1,720           1,709
   6.000% due 08/18/2016                                30,659          30,351
   7.221% due 10/25/2017 (d)                             4,992           4,990
   5.875% due 03/25/2018                                    62              62
   7.000% due 12/25/2019                                11,773          11,736
   6.000% due 08/25/2020                                 1,950           1,919
   5.000% due 02/25/2022                                    59              58
   6.500% due 09/18/2023                                 1,788           1,772
   8.936% due 06/25/2032                                 8,795           9,020
First Nationwide Trust
   6.495% due 10/25/2018 (d)                                 3               3
General Electric Capital Mortgage Services, Inc.
   6.750% due 12/25/2012                                 5,258           5,220
Greenwich
   7.647% due 04/25/2022 (d)                                62              62
   8.149% due 10/25/2022 (d)                                31              31
Housing Securities, Inc.
   6.000% due 02/25/2008                                   567             564

Independent National Mortgage Corp.
   7.250% due 11/25/2010                                 4,000           4,011
Prudential Bache
   6.252% due 09/01/2018 (d)                                22              21
Prudential Home Mortgage Securities
   6.950% due 11/25/2022                                   233             214
Residential Funding Mortgage Securities, Inc.
   7.142% due 12/01/2018                                 1,040           1,061
Resolution Trust Corp.
   6.855% due 05/25/2029 (d)                               530             525
Saxon Asset Securities Trust
   7.585% due 12/25/2014                                 4,475           4,469
TMA Mortgage Funding Trust
   7.000% due 01/25/2029 (d)                             8,675           8,675
                                                                    -----------
                                                                       103,617
                                                                    ===========
Federal Home Loan Mortgage Corporation 0.1%
   7.500% due 11/01/2001                                   856             855
                                                                    -----------
Federal National Mortgage Association 2.0%
   6.000% due 12/18/2014                                 5,305           5,268
   6.150% due 09/25/2016                                 4,554           4,506
   7.000% due 06/01/2003                                 2,089           2,087
   8.500% due 01/01/2026                                 1,635           1,681
                                                                    -----------
                                                                        13,542
                                                                    ===========
Government National Mortgage Association 5.7%
   6.750% due 09/20/2023-08/20/2027 (b)(d)               7,376           7,433
   7.125% due 11/20/2026 (d)                            12,420          12,508
   7.375% due 02/20/2024 (d)                            10,308          10,390
   7.380% due 04/20/2025 (d)                               475             478
   8.000% due 10/23/2099                                 3,950           4,020
   8.500% due 06/20/2027                                 4,704           4,820
                                                                    -----------
                                                                        39,649
                                                                    ===========
Other Mortgage-Backed Securities 0.3%
CDC Depositor Trust I
   7.098% due 12/14/2001 (d)                             2,000           2,006
                                                                    -----------
                                                                         2,006
                                                                    ===========
Stripped Mortgage-Backed Securities 0.1%
ABN AMRO Mortgage Corp. (IO)
   6.750% due 08/25/2029                                 1,192             119
Federal Home Loan Mortgage Corp. (IO)
   7.000% due 06/15/2019                                 3,920             251
Federal National Mortgage Association (IO)
   7.000% due 07/25/2006                                 1,135              55
   6.500% due 12/25/2006                                   883              11
   6.500% due 06/25/2017                                   630              10
   6.500% due 10/25/2023                                 1,302             156
                                                                    -----------
                                                                           602
                                                                    -----------
Total Mortgage-Backed Securities                                       160,271
(Cost $161,479)                                                     ===========

--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES 10.2%
--------------------------------------------------------------------------------
Advanta Revolving Home Equity Loan Trust
   6.990% due 01/25/2024 (d)                               229             230
American Residential Eagle Trust
   6.960% due 07/25/2029 (d)                             1,646           1,647
Associates Manufactured Housing
   7.000% due 03/15/2027                                   402             402
Bay View Financial Revolving
   7.920% due 08/25/2029 (d)                             2,000           1,967
Brazos Student Loan Finance Co.
   7.290% due 06/01/2023 (d)                            20,000          19,802
Capital Asset Research Funding LP
   6.400% due12/15/2004                                  1,725           1,743
Chase Manhattan Grantor Trust
   5.200% due 02/15/2002                                    98              98
Columbia/HCA Healthcare
   8.437% due 09/13/2001                                 1,250           1,241
Community Trust Bancorp, Inc.
   6.500% due 09/15/2003                                   435             433
Delta Funding Home Equity Loan Trust
   7.036% due 09/15/2029 (d)                             1,759           1,766
First Security Auto Owner Trust
   5.580% due 06/15/2003                                 7,896           7,865

                                                       See accompanying notes 77

Short-Term Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
Flag Ltd.
   8.437% due 02/18/2006                            $    2,083      $    2,078
Green Tree Home Improvement Loan Trust
   6.796% due 08/15/2029 (d)                             2,162           2,160
Metris Master Trust
   7.270% due 04/20/2006 (d)                             6,000           6,030
MLCC Mortgage Investors, Inc.
   6.998% due 03/15/2025 (d)                             3,153           3,165
Onyx Acceptance Auto Trust
   6.180% due 04/15/2002                                   503             502
Salomon Brothers Mortgage Securities
   6.971% due 07/25/2029 (d)                             3,409           3,413
   7.071% due 11/15/2029 (d)                             1,656           1,660
   7.102% due 12/15/2029 (d)                             2,000           2,000
   6.960% due 12/25/2029 (d)                             4,578           4,590
The Money Store Home Equity Trust
   6.635% due 09/15/2014                                 5,097           5,082
   6.345% due 11/15/2021 (d)                                90              89
UAF Auto Grantor Trust
   6.100% due 06/15/2004                                   918             912
UniCapital Corp.
   6.540% due 07/23/2002                                 1,307           1,305
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                   321             319
                                                                    -----------
Total Asset-Backed Securities                                           70,499
(Cost $70,524)                                                      ===========
--------------------------------------------------------------------------------
 SOVEREIGN ISSUES 0.5%
--------------------------------------------------------------------------------
Republic of Brazil
   7.375% due 04/15/2006 (d)                             3,720           3,510
                                                                    -----------
Total Sovereign Issues                                                   3,510
(Cost $3,488)                                                       ===========
--------------------------------------------------------------------------------
 FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 2.3%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
   4.500% due 02/15/2016                           N$    5,400           2,304
Tecnost International NV
   6.368% due 06/23/2004 (d)                       EC   15,000          13,388
                                                                    -----------
Total Foreign Currency-Denominated Issues                               15,692
(Cost $17,213)                                                      ===========
--------------------------------------------------------------------------------
 CONVERTIBLE BONDS & NOTES 0.3%
--------------------------------------------------------------------------------
Industrial 0.3%
Hercules Trust VI
   9.110% due 12/29/2000 (d)                        $    2,430           2,428
                                                                    -----------
Total Convertible Bonds & Notes                                          2,428
(Cost $2,429)                                                       ===========
--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 7.9%
--------------------------------------------------------------------------------
Commercial Paper 7.3%
American Electric Power, Inc.
   6.700% due 10/18/2000                                   900             897
Burlington Northern
   6.735% due 10/04/2000                                24,300          24,291
Conagra, Inc.
   6.680% due 10/27/2000                                   900             896
Dominion Resources, Inc.
   6.710% due 11/16/2000                                   700             694
Houston Industries
   6.800% due 11/08/2000                                 9,400           9,334
Infinity Broadcasting Corp.
   6.720% due 11/29/2000                                 8,200           8,111
Motorola, Inc.
   6.470% due 12/27/2000                                   400             394
Sumitomo Corp. of America
   6.740% due 11/01/2000                                   200             199
Williams Cos., Inc.
   7.231% due 04/10/2001                                 5,600           5,602
                                                                    -----------
                                                                        50,418
                                                                    ===========
Repurchase Agreement 0.6%
State Street Bank
    5.850% due 10/02/2000                                4,086           4,086
    (Dated 9/29/2000. Collateralized by
    Federal Home Loan Mortgage Corp.
    7.050% due 09/19/2003 valued at $4,170
    Repurchase proceeds are $4,088.)
                                                                    -----------
Total Short-Term Instruments                                            54,504
(Cost $54,504)                                                      ===========

Total Investments (a) 123.9%                                        $  855,837
(Cost $857,422)

Written Options (c) (0.0%)                                                 (36)
(Premiums $52)

Other Assets and Liabilities (Net) (23.9%)                            (164,902)
                                                                    -----------
Net Assets 100.0%                                                   $  690,899
                                                                    ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                                       $    1,739

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                         (3,324)
                                                                    -----------
Unrealized depreciation-net                                         $   (1,585)
                                                                    ===========

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Premiums received on written options:

                                        # of
Type                               Contracts      Premium              Value
--------------------------------------------------------------------------------
Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.750% Exp. 10/05/2000 50,000,000  $       52  $             36
                                               ---------------------------------

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Foreign forward currency contracts outstanding at September 30, 2000:

                                      Principal
                                         Amount                     Unrealized
                     Covered by     Settlement                   Appreciation/
Type    Currency       Contract          Month                   (Depreciation)
--------------------------------------------------------------------------------

Sell          EC        15,432          10/2000                  $         269
Sell          BP         3,327          10/2000                            (78)
Buy                      3,327          10/2000                             56
Sell          N$         6,006          10/2000                            114
                                                                 ---------------
                                                                 $         361
                                                                 ===============

(f) Principal amount denoted in indicated currency:

       BP-  British Pound
       EC-  Euro
       N$-  New Zealand Dollar

(g) Principal amount of the security is adjusted for inflation.

78 See accompanying notes

--------------------------------------------------------------------------------

(h) Subject to financing transaction.
(i) Swap agreements outstanding at September 30, 2000:

                                                                    Unrealized
                                                     Notional    Appreciation/
Type                                                   Amount     Depreciation
--------------------------------------------------------------------------------

Receive floating rate based on 3-month LIBOR plus 0.470% and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley
Exp. 06/15/2005                                  $      5,000      $      (107)

Receive fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 07/11/2003                                         5,000                0

Receive fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp.
6.000% due 04/15/2003.

Broker: Warburg Dillon Read LLC
Exp. 01/14/2003                                         4,000                0

Receive fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Pacific Gas & Electric Corp.
6.550% due 12/08/2005.

Broker: J.P. Morgan
Exp. 05/23/2003                                         5,000                0
                                                                   -------------
                                                                   $      (107)
                                                                   =============

(j) Reverse repurchase agreements were entered into on various days paying various interest rates. The following securities were segregated with collateral for reverse repurchase agreements:

Type                                              Maturity               Value
--------------------------------------------------------------------------------

Entered into on September 18, 2000
paying interest at 6.570%

Federal National Mortgage Assn. 7.000%          12/25/2019          $   11,736

Entered into on September 25, 2000
paying interest at 6.520%

Government National Mortgage Assn. 7.375%       02/20/2024              10,390
Government National Mortgage Assn. 7.125%       11/20/2026              12,508

Entered into on September 26, 2000
paying interest at 6.580%

Federal National Mortgage Assn. 6.000%          08/18/2016              30,351
                                                                    ------------
                                                                    $   64,985
                                                                    ============

                                                       See accompanying notes 79

Schedule of Investments

StocksPLUS Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 46.6%
--------------------------------------------------------------------------------
Banking & Finance 19.2%
Associates Corp. of North America
   6.960% due 05/08/2003 (d)                      $    11,800    $      11,791
AT&T Capital Corp.
   7.110% due 09/13/2001 (d)                            2,100            2,104
   7.010% due 04/23/2002 (d)                            5,725            5,741
Bear Stearns Co., Inc.
   6.130% due 02/01/2003 (d)                            1,100            1,078
   7.050% due 09/21/2004 (d)                           16,800           16,783
Beaver Valley Funding Corp.
   8.250% due 06/01/2003                                1,193            1,182
Capital One Bank
   7.610% due 06/23/2003 (d)                            5,400            5,400
CIT Group, Inc.
   6.200% due 10/20/2000                                3,600            3,599
DaimlerChrysler Financial Services LLC
   6.790% due 02/10/2003 (d)                            9,600            9,602
Donaldson, Lufkin & Jenrette, Inc.
   6.760% due 04/25/2003 (d)                            6,900            6,898
Ford Motor Credit Corp.
   6.840% due 11/16/2001 (d)                           11,000           11,010
   6.810% due 03/19/2002 (d)                              590              593
   6.990% due 07/16/2002 (d)                            6,800            6,815
   6.820% due 12/16/2002 (d)                            3,800            3,790
   6.810% due 02/13/2003 (d)                           15,000           14,981
   6.850% due 03/17/2003 (d)                              500              499
General Motors Acceptance Corp.
   6.190% due 02/25/2002 (d)                            1,000            1,000
Gold Eagle Capital Ltd.
  12.130% due 04/15/2001                               10,000           10,000
Goldman Sachs Group
   7.090% due 03/04/2002 (d)                            9,000            9,018
GS Escrow Corp.
   7.710% due 08/01/2003 (d)                            6,000            5,823
Heller Financial, Inc.
   7.070% due 10/22/2001 (d)                           10,800           10,823
Household Finance Corp.
   6.780% due 06/22/2001 (d)                            5,000            5,006
Lehman Brothers Holdings, Inc.
   6.970% due 06/03/2002 (d)                              600              600
   7.530% due 07/15/2002 (d)                            3,005            3,030
   7.170% due 04/04/2003 (d)                           10,200           10,203
   6.700% due 11/30/2006 (d)                            1,910            1,767
LG&E Capital Corp.
   7.490% due 06/18/2001 (d)                            6,400            6,402
MBNA America Bank NA
   6.960% due 06/10/2004 (d)                           10,000           10,007
Merrill Lynch & Co.
   6.520% due 10/10/2000 (d)                            3,000            3,001
   6.730% due 06/18/2001 (d)                           10,000            9,999
   6.730% due 01/11/2002 (d)                            8,550            8,591
   6.920% due 02/04/2003 (d)                            6,000            5,997
   7.180% due 03/17/2004 (d)                              100              100
MFN Financial Corp.
   6.980% due 09/13/2001 (d)                            4,000            4,002
Nacional Financiera
  10.560% due 12/01/2000 (d)                           10,500           10,448
National Australia Bank Ltd.
   7.320% due 05/19/2010 (d)                           11,700           11,810
NationsBank Corp.
   7.030% due 02/18/2002 (d)                              100               98
Old Kent Bank
   7.460% due 11/01/2005                                4,500            4,496
Qwest Capital Funding, Inc.
   7.200% due 07/08/2002 (d)                           17,500           17,516
Republic New York Corp.
   5.280% due 10/28/2002 (d)                              100               99
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002                                3,352            3,312
   6.510% due 04/02/2002 (d)                            3,800            3,817
   6.910% due 02/11/2003 (d)                            5,000            5,004
   6.530% due 03/26/2003 (d)                            5,000            5,007
Wells Fargo & Co.
   7.220% due 05/02/2005 (d)                            6,400            6,398
                                                                 ---------------
                                                                       275,240
                                                                 ===============
Industrials 17.2%
Air Canada
   6.800% due 07/31/2005 (d)                           10,909           10,033
Amerco, Inc.
   6.890% due 10/15/2000                               16,800           16,632
Arrow Electronics, Inc.
   7.440% due 11/24/2000 (d)                           15,000           14,997
Atlas Air, Inc.
  10.470% due 10/04/2004 (d)                            7,000            7,000
Black & Decker Corp.
   7.640% due 12/20/2001 (d)                            7,250            7,289
Cemex SA
   9.250% due 06/17/2002                                  300              306
Clear Channel Communications, Inc.
   7.210% due 06/15/2002 (d)                            5,600            5,613
COFIRI International, Inc.
   6.630% due 10/27/2000 (d)                            2,000            1,997
Columbia/HCA Healthcare
   8.160% due 09/19/2002 (d)                           37,800           37,800
CSX Corp.
   7.260% due 06/24/2002 (d)                            6,900            6,901
El Paso Energy Corp.
   6.930% due 07/15/2001 (d)                            4,800            4,803
Enron Corp.
   7.110% due 09/10/2001 (d)                            1,000            1,000
   8.000% due 08/15/2005                                1,100            1,117
ITT Corp.
   6.250% due 11/15/2000                               24,065           24,022
Kroger Co.
   6.340% due 06/01/2001                                2,000            1,993
Marlin Water Trust
   7.090% due 12/15/2001                                4,049            4,026
Merita
   6.470% due 12/01/2005 (d)                            1,000            1,005
Occidental Petroleum
   7.360% due 10/03/2008 (d)                              600              599
Petroleos Mexicanos
   8.130% due 07/15/2005 (d)                           18,000            18,045
Raytheon Co.
   7.020% due 08/10/2001 (d)                            8,900            8,907
Rollins Truck Leasing Co.
   8.250% due 05/01/2002                               29,900           29,982
Stone Container Corp.
  10.750% due 10/01/2002                                3,435            3,499
TCI Communications, Inc.
   7.300% due 04/03/2002 (d)                           11,600           11,752
   7.360% due 03/11/2003 (d)                            4,000            4,079
TRW, Inc.
   6.450% due 06/15/2001                                  400              397
Tyco International Group SA
   7.370% due 03/05/2001 (d)                           14,500           14,516
Waste Management, Inc.
   6.000% due 05/15/2001                                1,500            1,470
Williams Communications Group, Inc.
   7.180% due 11/15/2001 (d)                            6,900            6,904
                                                                 ---------------
                                                                       246,684
                                                                 ===============
Utilities 10.2%
Appalachian Power Co.
   7.270% due 06/27/2001 (d)                           12,000           12,003
Central Power & Light Co.
   7.290% due 11/23/2001 (d)                            3,600            3,600
Dominion Resources, Inc.
   7.030% due 01/26/2001 (d)                              400              400
Entergy Arkansas, Inc.
   7.720% due 03/01/2003 (d)                            3,700            3,739
Hughes Electric
   7.560% due 10/23/2000 (d)                            4,500            4,501
Montana Power Co.
   7.000% due 04/06/2001 (d)                            1,200            1,200
Nevada Power Co.
   7.210% due 06/12/2001 (d)                           13,000           13,000
Niagara Mohawk Power
   7.130% due 07/01/2001                                6,805            6,807
North Atlantic Energy
   9.050% due 06/01/2002                                  599              605

80 See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
================================================================================
Public Service Enterprise Group, Inc.
   7.040% due 11/22/2000 (d)                      $    15,000    $      14,999
Scana Corp.
   7.380% due 07/15/2002 (d)                           11,300           11,316
Sprint Capital Corp.
   6.970% due 11/15/2001 (d)                           25,600           25,611
   7.010% due 06/10/2002 (d)                            1,100            1,101
System Energy Resources
   7.710% due 08/01/2001                                  250              251
Texas Utilities Co.
   7.210% due 06/25/2001 (d)                            1,900            1,899
   7.590% due 09/24/2001 (d)                           14,000           14,074
   5.940% due 10/15/2001                               28,725           28,348
   6.410% due 11/21/2001                                1,000              993
Western Massachusetts Electric
   7.750% due 12/01/2002                                1,882            1,883
                                                                 ---------------
                                                                       146,330
                                                                 ---------------
Total Corporate Bonds & Notes                                          668,254
(Cost $667,130)                                                  ===============

--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES 0.2%
--------------------------------------------------------------------------------
Student Loan Marketing Assn.
   6.480% due 07/25/2004 (d)                              252              252
   6.920% due 04/25/2006 (d)                            2,910            2,898
                                                                 ---------------
Total U.S. Government Agencies                                           3,150
(Cost $3,136)                                                    ===============

--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 9.0%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (b)(c)
   3.630% due 07/15/2002                              111,105          111,070
   3.630% due 01/15/2008                               18,802           18,373
                                                                 ---------------
Total U.S. Treasury Obligations                                        129,443
(Cost $128,947)                                                  ===============

--------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 23.8%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 10.0%
Bank Mart
   6.880% due 03/01/2019 (d)(i)                         4,483            4,544
Countrywide Home Loans
   6.050% due 04/25/2029                                5,768            5,692
CS First Boston Mortgage Securities Corp.
   6.960% due 06/20/2029                                2,486            2,483
Donaldson, Lufkin & Jenrette, Inc.
   7.910% due 10/17/2020 (d)                              139              142
Federal Home Loan Mortgage Corp.
   7.000% due 06/15/2023                                  745              743
   6.500% due 08/15/2023                                7,495            7,428
Federal National Mortgage Assn.
   5.700% due 06/25/2017                                  534              529
   6.760% due 04/25/2020 (d)                               18               18
   6.500% due 05/18/2024                                3,411            3,377
General Electric Capital Mortgage Services, Inc.
   6.300% due 09/25/2023                                2,000            1,977
   6.250% due 10/25/2028                                  794              785
   6.250% due 12/25/2028                                1,472            1,337
Government National Mortgage Assn.
   7.300% due 09/20/2030 (d)                           20,919           20,912
   7.020% due 09/29/2030 (d)                              300              300
   7.300% due 02/16/2030 (d)                           15,008           15,023
   7.220% due 02/16/2030 (d)                           26,654           26,729
Greenwich
   7.980% due 04/25/2022 (d)                              225              224
   8.150% due 10/25/2022 (d)                                8                8
Housing Securities, Inc.
   7.320% due 07/25/2032 (d)                              425              425
ICI Funding Corp. Secured Assets Corp.
   7.650% due 07/25/2028                                3,569            3,555
Independent National Mortgage Corp.
   8.350% due 06/25/2025                                   67               66
Norwest Asset Securities Corp.
   6.750% due 08/25/2029                                8,551            8,474
PaineWebber Mortgage
   6.430% due 02/25/2001 (d)                              251              249
PNC Mortgage Securities Corp.
   6.630% due 03/25/2028                                7,352            7,237
   7.500% due 10/25/2030                                6,200            6,208
Resecuritization Mortgage Trust
   6.870% due 04/26/2021 (d)                              318              312
Residential Funding Mortgage Securities, Inc.
   6.280% due 03/25/2018 (d)                            1,552            1,504
Resolution Trust Corp.
   8.000% due 06/25/2026                                  822              827
   7.590% due 05/25/2029 (d)                               13               13
Structured Asset Mortgage Investments, Inc.
   9.040% due 06/25/2029 (d)                           17,693           18,225
Structured Asset Securities Corp.
   6.790% due 12/25/2000 (d)                              298              298
TMA Mortgage Funding Trust
   7.000% due 01/25/2029 (d)                            4,368            4,368
                                                                 ---------------
                                                                       144,012
                                                                 ===============
Federal Home Loan Mortgage Corporation 0.3%
   6.770% due 07/01/2019 (d)                            2,554            2,537
   7.620% due 12/01/2022 (d)                              532              543
   8.160% due 06/01/2022 (d)                              350              358
   8.500% due 04/01/2025-06/01/2025 (j)                   183              188
                                                                 ---------------
                                                                         3,626
                                                                 ===============
Federal National Mortgage Association 0.7%
   6.130% due 03/01/2029 (d)                              345              338
   6.440% due 05/01/2017 (d)                              245              241
   6.450% due 07/01/2018-02/01/2031 (d)(j)              3,306            3,245
   6.500% due 09/01/2005                                5,187            5,135
   6.610% due 04/01/2018 (d)                               93               92
   7.900% due 05/01/2022 (d)                              280              284
                                                                 ---------------
                                                                         9,335
                                                                 ===============
Government National Mortgage Association 12.7%
   6.750% due 07/20/2018-08/20/2026 (d)(j)             16,603           16,777
   7.000% due 10/23/2030                              101,400           99,879
   7.120% due 02/16/2030 (d)                           27,543           27,672
   7.130% due 12/20/2022-12/20/2027 (d)(j)              7,942            8,000
   7.380% due 02/20/2026-02/20/2028 (d)(j)             17,952           18,086
   7.500% due 10/23/2030                               11,800           11,833
                                                                 ---------------
                                                                       182,247
                                                                 ===============
Other Mortgage-Backed Securities 0.1%
California Federal Savings & Loan
   6.780% due 07/25/2018 (d)                               20               20
Fund America
   7.550% due 06/25/2023 (d)                              114              114
J.P. Morgan & Co.
   6.820% due 01/25/2018 (d)                              301              295
Resolution Trust Corp.
   7.540% due 12/25/2023 (d)                                2                2
Structured Asset Securities Corp.
   7.110% due 09/25/2036 (d)                              804              797
                                                                 ---------------
                                                                         1,228
                                                                 ===============

Stripped Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp. (IO)
   6.500% due 08/15/2006                                1,199               55
   6.500% due 08/15/2016                                   24                0
   7.500% due 08/15/2019                                  281                4
Federal National Mortgage Association (IO)
   6.000% due 11/25/2000                                   61                0
   7.000% due 07/25/2006                                  227               11
   6.500% due 09/25/2008                                  219               18
   6.500% due 02/25/2021                                1,992              109
   7.000% due 07/25/2021                                  628               89
   6.500% due 03/25/2023                                3,225              361
                                                                 ---------------
                                                                           647
                                                                 ---------------
Total Mortgage-Backed Securities                                       341,095
(Cost $341,483)                                                  ===============



                                                       See accompanying notes 81

StocksPLUS Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES 8.1%
------------------------------------------------------------------------------
AFC Home Equity Loan Trust
   6.770% due 06/25/2028 (d)                       $     7,862     $     7,851
Allied Waste Industries, Inc.
   9.440% due 07/30/2006                                 2,274           2,205
   9.690% due 07/30/2007 (d)                             2,364           2,294
   9.750% due 07/30/2007 (d)                               364             353
Amresco Residential Securities Mortgage Loan Trust
   6.810% due 07/25/2027 (d)                                15              15
   6.780% due 05/25/2028 (d)                               711             710
Arcadia Automobile Receivables Trust
   6.500% due 06/17/2002                                    70              70
Argentina Funding Corp.
   6.880% due 05/20/2003                                16,000          16,050
Bayview Financial Acquisition Trust
   7.170% due 02/25/2029                                 5,140           5,157
Community Trust Bancorp, Inc.
   6.500% due 09/15/2003                                   508             505
Contimortgage Home Equity Loan Trust
   6.790% due 10/15/2012 (d)                                32              32
Cross Country Master Credit
   7.150% due 06/15/2006                                15,400          15,400
Green Tree Home Improvement Loan Trust
   6.740% due 11/15/2029 (d)                             7,775           7,780
Green Tree Recreational Equipment
   6.430% due 04/17/2006                                 1,960           1,957
MGM Grand Term Loan
   7.870% due 05/06/2001 (d)                             9,709           9,686
Novastar Home Equity Loan
   6.900% due 04/25/2028 (d)                             3,291           3,286
Salomon Brothers Mortgage Securities
   6.960% due 02/25/2030 (d)                            21,700          21,756
Student Loan Marketing Assn
   6.860% due 10/25/2005 (d)                             7,395           7,367
The Money Store Home Equity Trust
   6.550% due 09/15/2021                                   583             582
   6.350% due 11/15/2021 (d)                               180             179
USAA Auto Loan Grantor Trust
   6.100% due 02/15/2006                                12,551          12,475
WMC Mortgage Loan
   6.830% due 03/20/2028 (d)                               166             166
                                                                   -----------
Total Asset-Backed Securities                                          115,876
(Cost $115,769)                                                    ===========
------------------------------------------------------------------------------
 SOVEREIGN ISSUES 6.3%
------------------------------------------------------------------------------
Hydro-Quebec
   6.500% due 09/29/2049 (d)                             1,200           1,065
Nacional Financiera
   8.570% due 05/08/2003 (d)                             6,000           6,094
Republic of Argentina
   7.380% due 03/31/2005 (d)                               160             147
  11.600% due 04/10/2005 (d)                             1,400           1,302
Republic of Brazil
   7.880% due 01/01/2001 (d)                               680             680
   7.380% due 04/15/2006 (d)                            69,983          65,875
Republic of Bulgaria
   7.750% due 07/28/2011 (d)                             3,000           2,273
Republic of Croatia
   7.000% due 02/27/2002                                 3,000           2,937
Republic of Panama
   7.930% due 05/10/2002 (d)                             1,099           1,085
United Mexican States
  10.020% due 04/07/2004 (d)                             9,000           9,360
                                                                   -----------
Total Sovereign Issues                                                  90,818
(Cost $89,502)                                                     ===========
------------------------------------------------------------------------------
 FOREIGN CURRENCY-DENOMINATED ISSUES (f)(g) 4.1%
------------------------------------------------------------------------------
Commonwealth of New Zealand
   4.500% due 02/15/2016                          N$     9,750           4,161
Export-Import Bank Korea
   3.840% due 10/06/2000 (d)                      DM    11,370           5,132
Korea Development Bank
   2.560% due 06/26/2001                          JY 1,000,000           9,364
Tecnost International NV
   6.670% due 06/23/2004 (d)                      EC    36,100          32,193
United Mexican States
   8.750% due 05/30/2002                          BP     3,000           4,493
   7.000% due 06/02/2003                          C$     6,000           3,852
                                                                   -----------
Total Foreign Currency-Denominated Issues                               59,195
(Cost $66,217)                                                     ===========
------------------------------------------------------------------------------
 PURCHASED PUT OPTIONS 0.0%
------------------------------------------------------------------------------
S&P 500 Index December Futures
    Strike @ 850.00 Exp. 12/15/2000                $        20               0
    Strike @ 800.00 Exp. 12/15/2000                        100               0
    Strike @ 750.00 Exp. 12/15/2000                        713               0
    Strike @ 700.00 Exp. 12/15/2000                         13               0
                                                                   -----------
Total Purchased Put Options                                                  0
(Cost $75)                                                         ===========

------------------------------------------------------------------------------
 PREFERRED SECURITY 0.1%
------------------------------------------------------------------------------
                                                        Shares
DG Funding Trust
   9.030% due 12/29/2049 (d)                               110           1,103
                                                                   -----------
Total Preferred Security                                                 1,103
(Cost $1,103)                                                      ===========
------------------------------------------------------------------------------
 PREFERRED STOCK 0.6%
------------------------------------------------------------------------------
TCI Communications, Inc.
   9.720% due 12/31/2036                               303,565           7,893
                                                                   -----------
Total Preferred Stock                                                    7,893
(Cost $7,996)                                                      ===========
------------------------------------------------------------------------------
 COMMON STOCKS 1.1%
------------------------------------------------------------------------------
Utilities 1.1%
Eastern Enterprises                                      2,700             171
Florida Progress Corp.                                     300             164
LG&E Energy Corp.                                       11,000             268
MCN Energy Group, Inc.                                 392,500          10,051
Northeast Utilities                                    241,900           5,239
                                                                   -----------
Total Common Stocks                                                     15,893
(Cost $15,578)                                                     ===========
------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 9.5%
------------------------------------------------------------------------------
                                                     Principal
                                                        Amount
                                                        (000s)
Commercial Paper 8.8%
Alcoa, Inc.
   6.500% due 12/21/2000                           $       900             887
American Electric Power, Inc.
   6.760% due 10/04/2000                                 4,700           4,698
   6.700% due 10/25/2000                                 9,000           8,961
Associated Corp. of North America
   6.580% due 11/16/2000                                   800             793
AT&T Corp.
   6.510% due 12/13/2000                                 5,900           5,830
Becton Dickinson & Co.
   6.520% due 11/30/2000                                 2,200           2,175
Cba (de) Finance
   6.460% due 12/12/2000                                   200             197
CDC
   6.570% due 11/29/2000                                 3,200           3,165
Conagra, Inc.
   6.680% due 10/27/2000                                 7,000           6,967
   6.670% due 11/16/2000                                 1,600           1,587
CSX Corp.
   6.710% due 10/11/2000                                 3,800           3,794
Dominion Resources, Inc.
   6.720% due 10/04/2000                                 3,000           2,999
   6.710% due 11/16/2000                                 8,000           7,933
   6.770% due 11/16/2000                                   400             397
Edison Midwest
   6.790% due 11/01/2000                                   300             298

82 See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)

Gannett Co.
   6.500% due 11/21/2000                           $     5,300     $     5,243
General Electric Capital Corp.
   6.500% due 01/24/2001                                 9,000           8,810
Gillette Co.
   6.460% due 12/12/2000                                 7,400           7,301
Houston Industries
   6.820% due 10/04/2000                                 1,000           1,000
   6.770% due 10/18/2000                                 5,000           4,985
   6.800% due 11/08/2000                                15,000          14,895
Infinity Broadcasting Corp.
   6.700% due 11/15/2000                                 1,000             992
Ingersoll-Rand Co.
   6.690% due 10/04/2000                                 2,300           2,299
   6.700% due 10/18/2000                                 8,900           8,873
International Paper Co.
   6.700% due 10/06/2000                                 4,300           4,297
   6.700% due 10/10/2000                                 3,200           3,195
Minnesota Mining & Manufacturing
   6.520% due 11/28/2000                                   100              99
Sprint Capital Corp.
   6.720% due 11/08/2000                                 5,000           4,965
Texas Utilities Co.
   6.700% due 10/18/2000                                 4,100           4,088
World Bank
   6.350% due 10/27/2000                                 2,300           2,290
Yorkshire Building Society
   6.490% due 12/06/2000                                 2,100           2,074
                                                                   -----------
                                                                       126,087
                                                                   ===========
Repurchase Agreements 0.7%
Daiwa Securities
    6.430% due 10/02/2000                                6,000           6,000
    (Dated 09/29/2000. Collateralized by U.S. Treasury
    Inflation Protected Securities
    6.0% due 02/15/2026 valued at $6,142.
    Repurchase proceeds are $6,003.)

State Street Bank
    5.850% due 10/02/2000                                4,130           4,130
    (Dated 9/29/2000. Collateralized by
    Federal National Mortgage Association
    7.050% due 02/28/2002 valued at $4,216.
    Repurchase proceeds are $4,132.)
                                                                   -----------
                                                                        10,130
                                                                   ===========
U.S. Treasury Bills 0.0%
   5.930% due 02/01/2001 (b)(c)                             50              49
                                                                   -----------

Total Short-Term Instruments                                           136,266
(Cost $136,281)                                                    ===========

Total Investments (a) 109.4%                                       $ 1,568,989
(Cost $1,573,217)
Written Options (e) (0.1%)                                              (2,266)
(Premiums $2,050)
Other Assets and Liabilities (Net) (9.3%)                             (133,392)
                                                                   -----------

Net Assets 100.0%                                                  $ 1,433,331
                                                                   ===========


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $     6,715

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                       (10,978)
                                                                   -----------

Unrealized depreciation-net                                        $    (4,263)
                                                                   ===========

(b) Securities with an aggregate market value of $81,946 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                                    Unrealized
                                                          # of   Appreciation/
Type                                                 Contracts  (Depreciation)
--------------------------------------------------------------------------------

Government of Japan 10 Year Note (12/2000)                  25     $        15
S&P 500 Index (12/2000)                                  3,137         (61,995)
United Kingdom 10 Year Note (12/2000)                      490            (540)
EuroBond 10 Year Note Options (11/2000)                    585             179
                                                                   -----------
                                                                   $   (62,341)
                                                                   ===========

(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Premiums received on written options:

                                                # of
Type                                       Contracts       Premium       Value
--------------------------------------------------------------------------------

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.750% Exp.10/10/2000        125,100,000     $     137   $     101

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.800% Exp. 10/12/2000       118,400,000           112         159

Put - CME Eurodollar December Futures
   Strike @ 93.00 Exp. 12/18/2000                111            83           3

Call - CME Eurodollar December Futures
   Strike @ 93.00 Exp. 12/18/2000                160            63         114

Call - CME Eurodollar December Futures
   Strike @ 92.75 Exp. 12/18/2000                 80            55          99

Put - CME Eurodollar March Futures
   Strike @ 92.75 Exp. 03/19/2000                159            74           6

Call - CME Eurodollar March Futures
   Strike @ 93.25 Exp. 3/19/2000                 879           175         648

Put - CME Eurodollar March Futures
   Strike @ 92.50 Exp. 03/19/2000                301           179           8

Call - CME Eurodollar March Futures
   Strike @ 93.00 Exp. 03/19/2000                301           126         380

Put - CME Eurodollar March Futures
   Strike @ 92.25 Exp. 03/19/2000                720           446           9

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.750% Exp. 10/05/2000        63,900,000            65          46

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.750% Exp. 10/05/2000        63,900,000            64          46

Call - TSE Government of Japan December Futures
   Strike @ 134.00 Exp. 11/30/2000                16            31          32

Put - CME S&P 500 Index December Futures
   Strike @ 1400.00 Exp. 12/15/2000               82           440         615
                                                         ---------------------
                                                         $   2,050   $   2,266
                                                         =====================

                                                       See accompanying notes 83

StocksPLUS Fund
September 30, 2000 (Unaudited)


(f) Foreign forward currency contracts outstanding at September 30, 2000:

                          Principal
                             Amount                              Unrealized
                         Covered by        Settlement         Appreciation/
Type        Currency       Contract             Month        (Depreciation)
--------------------------------------------------------------------------------

Sell              C$         5,773            10/2000            $       55
Sell              EC        49,991            10/2000                 1,235
Buy                          3,085            10/2000                    (4)
Sell              BP         3,828            10/2000                   (76)
Buy               HF     2,300,000            03/2001                   182
Sell              JY     1,089,759            10/2000                    20
Sell              N$        10,942            10/2000                   207
Buy               PZ       102,100            01/2001                (1,117)
Buy                         25,000            02/2001                  (139)
Sell                        61,000            01/2001                   370
                                                                 ----------
                                                                 $      733
                                                                 ==========

(g) Principal amount denoted in indicated currency:

       BP - British Pound
       C$ - Canadian Dollar
       EC - Euro
       HF - Hungarian Forint
       JY - Japanese Yen
       N$ - New Zealand Dollar
       PZ - Polish Zloty

(h) Swap agreements outstanding at September 30, 2000:

                                                                    Unrealized
                                                      Notional   Appreciation/
Type                                                    Amount  (Depreciation)
--------------------------------------------------------------------------------

Receive total Return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.200%.

Broker: Morgan Stanley
Exp. 06/29/2001                                    $        33     $        0

Receive total Return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.300%.

Broker: Lehman Brothers
Exp. 07/31/2001                                              4              0

Receive total Return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.250%.

Broker: Morgan Stanley
Exp. 09/28/2001                                             39              0

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.180%.

Broker: J.P. Morgan Securities, Inc.
Exp. 03/16/2001                                             55              0

Receive floating rate based on JY-LIBOR and pay a fixed rate equal to 1.743%.

Broker: J.P. Morgan
Exp. 09/20/2007                                   JY 3,150,000           (100)

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.180%.

Broker: J.P. Morgan
Exp. 05/03/2001                                    $        12              0

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 5.950%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                                            900            (46)

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 6.150%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                            500            (27)

Receive a fixed rate equal to 1.290% and the Fund will pay to the counterparty at par in the event of default in of the United Mexican States at 9.750% due 04/06/2005.

Broker: J.P. Morgan
Exp. 06/19/2002                                         15,500              2

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of Enron Corp. 7.875% due 06/15/2003.

Broker: Morgan Stanley
Exp. 06/16/2001                                         50,000              2
                                                                   ----------
                                                                   $     (169)
                                                                   ==========

(i) Restricted security.

(j) Securities are grouped by coupon or range of coupons and represent a range of maturities.

84 See accompanying notes

Schedule of Investments

Strategic Balanced Fund
September 30, 2000 (Unaudited)

                                                       Share's           Value
                                                        (000s)          (000s)

PIMCO FUNDS (d) 91.0%

StocksPLUS                                           3,181,221     $    42,755

Total Return                                         3,032,284          30,596
                                                                   -----------
Total PIMCO Funds                                                       73,351
(Cost $74,081)                                                     ===========

 SHORT-TERM INSTRUMENTS 3.9%


                                                     Principal
                                                        Amount
                                                        (000s)

Repurchase Agreements 3.9%

State Street Bank
    5.850% due 10/02/2000                          $     3,134           3,134
    (Dated 9/29/2000. Collateralized by
    Federal National Mortgage Association
    6.100% due 08/10/2001 valued at $3,198.
    Repurchase proceeds are $3,136.)

                                                                   -----------
Total Short-Term Instruments                                             3,134
(Cost $3,134)                                                      ===========


Total Investments (a) 94.9%                                        $    76,485
(Cost $77,215)

Other Assets and Liabilities (Net) 5.1%                                  4,130
                                                                   -----------

Net Assets 100.0%                                                  $    80,615
                                                                   ===========


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $       833

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (2,370)
                                                                   -----------

Unrealized depreciation-net                                        $    (1,537)
                                                                   ===========

(b) Foreign forward currency contracts outstanding at September 30, 2000:


                                            Principal
                                               Amount            Unrealized
                         Covered by        Settlement         Appreciation/
Type        Currency       Contract             Month        (Depreciation)
--------------------------------------------------------------------------------

Sell              EC         18,311           10/2000              $   278
Buy                          18,311           10/2000                 (137)
Buy               HF        300,000           03/2001                   27
Sell                        300,000           03/2001                   17
                                                                   -----------
                                                                   $   185
                                                                   ===========

(c) Principal amount denoted in indicated currency:

       EC - Euro
       HF - Hugarian Forint

(d) Institutional Class shares of each PIMCO Fund.

                                                       See accompanying notes 85

Schedule of Investments

Total Return Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 41.0%
------------------------------------------------------------------------------
Banking & Finance 27.9%
AB Spintab
   6.800% due 12/29/2049                           $       250     $       244
Abbey National Capital Trust I
   8.960% due 12/29/2049                                24,700          24,842
Abbey National PLC
   6.700% due 06/29/2049                                 5,000           4,513
Abbey National Treasury Service
   6.630% due 05/23/2001                                   240             240
ABN AMRO Mortgage Corp.
   7.250% due 05/31/2005                                   150             151
Aetna, Inc.
   6.750% due 08/15/2001                                   250             249
   7.250% due 08/15/2023                                    50              46
Air 2 US
   8.030% due 10/01/2020                                   300             305
Allstate Corp.
   6.750% due 05/15/2018                                   280             252
   6.900% due 05/15/2038                                87,200          74,575
Amerco, Inc.
   7.140% due 10/15/2002                                15,000          14,439
American Express
   8.500% due 08/15/2001                                   350             355
   5.630% due 01/22/2004                                11,900          11,470
   7.450% due 08/10/2005                                 1,000           1,008
American General Finance
   6.050% due 07/02/2001                                 3,000           2,985
   6.880% due 12/14/2001                                 1,600           1,601
   7.450% due 07/01/2002                                   200             202
   6.250% due 12/18/2002                                 1,165           1,149
   6.380% due 03/01/2003                                   350             346
   8.130% due 03/15/2046                                   270             259
American Health Properties, Inc.
   7.050% due 01/15/2002                                   700             683
AON Capital Trust 'A'
   8.210% due 01/01/2027                                   725             667
Archstone Communities Trust
   6.750% due 10/23/2000                                   600             600
Aristar, Inc.
   7.380% due 09/01/2004                                20,000          19,983
Associates Corp. of North America
   6.630% due 05/15/2001                                 1,300           1,299
   6.700% due 05/29/2001                                   100             100
   7.000% due 07/23/2001                                   500             501
   6.780% due 08/27/2001 (d)                            13,500          13,534
   6.450% due 10/15/2001                                23,600          23,530
   7.500% due 04/15/2002                                   185             187
   6.500% due 07/15/2002                                   750             747
   5.750% due 11/01/2003                                 5,175           5,015
   5.800% due 04/20/2004                                   450             434
   6.630% due 06/15/2005                                   100              98
Associates First Capital Corp.
   6.000% due 12/01/2002                                   500             493
AT&T Capital Corp.
   7.500% due 11/15/2000                                 5,000           5,004
   6.880% due 01/16/2001                                   230             230
   6.250% due 05/15/2001                                19,443          19,379
   7.000% due 08/15/2001                                20,900          20,920
   7.110% due 09/13/2001 (d)                             1,030           1,032
   6.900% due 01/30/2002                                 1,000           1,000
   6.750% due 02/04/2002                                 1,925           1,921
   7.010% due 04/23/2002 (d)                            74,000          74,205
AVCO Financial Services
   7.380% due 08/15/2001                                   300             301
   5.750% due 01/23/2006                                   125             125
Banco Latinoamericano SA
   6.500% due 04/02/2001                                   950             947
   7.170% due 06/04/2001                                 5,000           4,998
   7.880% due 11/30/2001                                 9,500           9,528
Banco Nacional de Comercio Exterior
   7.250% due 02/02/2004                                25,050          24,236
  11.250% due 09/20/2005                                14,250          14,254
Banesto Delaware
   8.250% due 07/28/2002                                28,900          29,377
Bank of America Corp.
   6.730% due 02/26/2001 (d)                             3,000           3,001
   6.680% due 03/05/2001 (d)                            44,000          43,992
   9.500% due 04/01/2001                                   235             238
   6.750% due 02/20/2002 (d)                            35,180          35,153
   8.130% due 06/15/2002                                   350             357
   7.750% due 07/15/2002                                   360             365
   7.200% due 09/15/2002                                 1,000           1,005
   7.500% due 10/15/2002                                 1,200           1,214
   6.850% due 03/01/2003                                    65              65
   6.880% due 06/01/2003                                   100             100
   6.380% due 05/15/2005                                 1,000             971
   7.880% due 05/16/2005                                   600             621
   8.380% due 05/01/2007                                     1               1
   9.380% due 09/15/2009                                12,950          14,301
   7.800% due 02/15/2010                                84,000          86,597
   8.570% due 11/15/2024                                   125             134
Bank of Tokyo - Mitsubishi
   8.400% due 04/15/2010                               112,200         114,369
Bank One Corp.
   6.790% due 04/19/2001 (d)                             2,000           2,003
   6.730% due 09/04/2001 (d)                            14,000          14,005
BankBoston Corp.
   6.130% due 03/15/2002                                12,500          12,358
   6.880% due 07/14/2003 (d)                            30,000          29,933
Bankers Trust Corp.
   9.400% due 03/01/2001                                   385             389
   6.750% due 10/03/2001                                   500             499
   7.500% due 01/15/2002                                   250             252
   8.130% due 05/15/2002                                   300             305
   7.130% due 07/31/2002                                   150             150
   6.790% due 05/11/2003 (d)                            82,800          82,787
   6.000% due 10/15/2008                                   500             448
   8.090% due 12/01/2026                                   275             251
Banponce Financial Corp.
   6.460% due 11/13/2001                                13,000          12,931
Barclays Bank PLC
   8.550% due 09/29/2049                                15,000          15,100
Bayerische Landesbank NY
   6.200% due 02/09/2006                                   250             240
Bear Stearns Co., Inc.
   9.380% due 06/01/2001                                   125             127
   6.900% due 01/28/2002 (d)                            11,250          11,241
   7.040% due 04/05/2002 (d)                            25,000          25,074
   6.960% due 05/07/2002 (d)                             4,300           4,299
   7.090% due 08/01/2002 (d)                            53,600          53,711
   7.010% due 12/16/2002 (d)                            48,900          48,955
   6.130% due 02/01/2003                                    25              25
   7.130% due 03/28/2003 (d)                            65,800          65,801
   6.750% due 04/15/2003                                   105             104
   7.030% due 05/06/2003 (d)                            13,000          13,060
   7.010% due 05/16/2003 (d)                            40,700          40,895
   6.870% due 07/22/2003 (d)                            19,000          19,078
   6.150% due 03/02/2004                                   150             145
   8.750% due 03/15/2004                                    75              79
   7.100% due 06/01/2004 (d)                             9,265           9,329
   6.630% due 10/01/2004                                   250             245
   7.360% due 11/30/2004 (d)                               400             401
   7.040% due 03/18/2005 (d)                            37,000          37,081
   6.250% due 07/15/2005                                25,000          23,968
   6.750% due 12/15/2007                                 2,000           1,911
Beaver Valley Funding Corp.
   8.250% due 06/01/2003                                   405             401
Beneficial Corp.
   6.390% due 01/09/2001 (d)                            16,000          16,001
   6.770% due 01/09/2002 (d)                               500             502
   6.870% due 03/01/2002 (d)                            50,000          50,078
   8.000% due 06/18/2002                                   400             406
   6.030% due 01/14/2003                                   320             313
Bombardier Capital, Inc.
   6.000% due 01/15/2002                                28,000          27,551
   7.300% due 12/15/2002                                 9,000           8,950
   7.210% due 06/09/2032 (d)                            16,150          16,008
BTM Holdings
   7.160% due 09/29/2049 (d)                             6,000           6,000

86 See accompanying notes

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------
Caithness Coso Fund Corp.
     6.800% due 12/15/2001                $     9,441   $      9,348
Case Credit Corp.
     5.850% due 02/20/2001 (d)                  1,600          1,592
Caterpillar Financial Service Corp.
     6.890% due 02/11/2002 (d)                    700            701
     6.930% due 11/04/2002 (d)                  1,000          1,001
     6.910% due 12/27/2002 (d)                 25,000         24,990
Chase Manhattan Corp.
     8.500% due 02/15/2002                        200            204
     5.750% due 04/15/2004                        150            144
Chemical Banking Corp.
     6.130% due 11/01/2008                        400            367
Chrysler Financial Co. LLC
     5.860% due 01/16/2001                        500            498
     6.650% due 06/11/2001 (d)                 21,400         21,411
     5.690% due 11/15/2001                        650            642
     5.400% due 01/15/2002                     15,750         15,428
     6.950% due 03/25/2002                         50             50
     6.750% due 07/17/2002 (d)                 20,000         20,012
     6.760% due 08/08/2002 (d)                 37,000         37,049
     6.800% due 02/03/2003 (d)                 35,000         34,985
     6.790% due 03/06/2003 (d)                 25,000         25,211
     6.780% due 03/10/2003 (d)                 10,000         10,084
     6.740% due 06/18/2003                     35,000         34,990
Chubb Capital Corp.
     6.880% due 02/01/2003                        100            100
Cincinnati Financial Corp.
     6.900% due 05/15/2028                    111,870         97,327
CIT Group, Inc.
     6.200% due 10/20/2000                        525            525
     6.810% due 09/13/2002 (d)                  1,900          1,900
     7.110% due 10/01/2002 (d)                    600            602
     7.380% due 03/15/2003                        500            504
CIT Holdings LLC
     6.880% due 02/16/2005                      7,500          7,412
Citigroup, Inc.
     6.820% due 05/24/2001 (d)                139,000        139,093
     6.710% due 09/17/2001 (d)                     65             65
     6.710% due 06/27/2002 (d)                 11,450         11,431
     6.380% due 09/15/2002                        115            114
     6.810% due 11/12/2002 (d)                 30,000         29,992
     8.000% due 02/01/2003                        250            255
     5.800% due 03/15/2004                        200            194
     6.500% due 08/01/2004                        400            393
     7.750% due 06/15/2006                     15,655         16,138
Comerica, Inc.
     7.250% due 06/15/2007                        200            198
Commercial Credit Co.
     5.550% due 02/15/2001                      1,300          1,294
     8.250% due 11/01/2001                      2,500          2,536
     6.880% due 05/01/2002                        335            335
     7.750% due 03/01/2005                        550            564
Countrywide Home Loans
     6.250% due 04/15/2009                        600            547
Credit Asset Receivable
     6.270% due 10/31/2003                     38,322         37,814
DaimlerChrysler Financial Services
LLC
     6.790% due 02/10/2003 (d)                  2,000          2,000
DBS Group Holdings Ltd.
     7.880% due 08/10/2009                      6,000          6,037
Deutsche Bank Capital Trust I
     7.870% due 12/29/2049                      5,875          5,606
Deutsche Bank Financial
     7.500% due 04/25/2009                      3,000          3,009
Dillard Investment Co., Inc.
     9.250% due 02/01/2001                        300            302
Donaldson, Lufkin & Jenrette, Inc.
     6.910% due 09/18/2002 (d)                 13,600         13,602
     6.170% due 07/15/2003                     20,000         19,543
     5.630% due 02/15/2016                      5,000          4,924
Dow Capital BV
     7.130% due 01/15/2003                        100            100
Dresdner Bank-New York
     6.630% due 09/15/2005                      1,000            975
Dresdner Funding Trust I
     8.150% due 06/30/2031                     36,805         33,004
Duke Capital Corp.
     7.250% due 10/01/2004                     19,000         19,139
Edison Funding
     6.950% due 12/19/2000                      7,000          6,999
Export-Import Bank Korea
     7.250% due 06/25/2001                      2,600          2,589
     7.130% due 09/20/2001                     12,370         12,257
     6.500% due 02/10/2002                     14,691         14,493
     6.500% due 11/15/2006                      6,445          6,277
     7.100% due 03/15/2007                     15,250         15,153
Exxon Capital Corp.
     7.450% due 12/15/2001                        250            252
     6.130% due 09/08/2008                      2,000          1,911
Farmers Insurance
     8.630% due 05/01/2024                        275            271
Finova Capital Corp.
     5.880% due 10/15/2001                      1,000            845
     7.340% due 11/08/2002 (d)                 51,350         41,760
     7.190% due 04/08/2003 (d)                    300            256
     6.910% due 06/18/2003 (d)                 32,300         28,263
     6.330% due 11/24/2003                      1,300            979
First Chicago Corp.
     9.250% due 11/15/2001                        250            256
     6.740% due 03/11/2002 (d)                 10,000         10,023
     6.840% due 07/28/2003 (d)                     50             50
First Interstate Bancorp
    10.880% due 04/15/2001                        200            204
     8.880% due 01/01/2009 (l)                    152            155
First National Bank Chicago
     8.080% due 01/05/2018                        250            262
First Security Corp.
     5.880% due 11/01/2003                      9,325          9,033
First Union Corp.
     8.130% due 06/24/2002                        150            152
     7.100% due 08/15/2004                      3,000          2,987
     7.700% due 02/15/2005                      4,000          4,080
     6.380% due 01/15/2009                        500            461
Firstar Bank NA
     7.800% due 07/05/2010                     35,900         36,548
Fleet Financial Group, Inc.
     9.900% due 06/15/2001                        200            204
Ford Capital BV
     9.500% due 06/01/2010                        200            221
Ford Motor Credit Corp.
     6.380% due 10/06/2000                      1,300          1,300
     6.250% due 11/08/2000                        750            750
     7.020% due 06/07/2001                      1,000          1,001
     6.810% due 09/03/2001 (d)                 27,000         27,039
     7.000% due 09/25/2001                      1,125          1,127
     6.850% due 10/15/2001 (d)                 13,000         13,012
     6.840% due 11/16/2001 (d)                 76,800         76,868
     8.240% due 01/15/2002                         85             86
     6.860% due 01/17/2002 (d)                 53,945         53,762
     8.200% due 02/15/2002                        500            508
     6.500% due 02/28/2002                      1,710          1,702
     6.810% due 03/19/2002 (d)                 28,208         28,329
     6.870% due 04/29/2002 (d)                 33,000         33,033
     6.900% due 05/21/2002 (d)                  4,000          4,004
     6.880% due 05/23/2002                     14,000         14,001
     6.820% due 06/04/2002 (d)                 12,000         12,002
     6.990% due 07/16/2002 (d)                111,680        111,920
     6.910% due 08/01/2002 (d)                 36,000         36,002
     6.550% due 09/10/2002                      4,000          3,979
     6.880% due 10/15/2002 (d)                 14,000         13,993
     7.750% due 11/15/2002                      5,730          5,824
     6.820% due 12/16/2002 (d)                 56,000         55,859
     6.000% due 01/14/2003                      1,000            978
     7.500% due 01/15/2003                        250            252
     6.860% due 02/03/2003 (d)                 30,000         29,925
     6.780% due 02/13/2003 (d)                100,000        100,041
     6.810% due 02/13/2003 (d)                250,185        249,875
     6.850% due 03/17/2003 (d)                 21,000         20,973
     6.130% due 04/28/2003                     26,130         25,566

                                                       See accompanying notes 87

Total Return Fund

September 30, 2000 (Unaudited)              Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------
   6.940% due 06/02/2003 (d)              $    38,100   $     38,142
   6.950% due 06/20/2003 (d)                   10,000         10,007
   6.630% due 06/30/2003                          775            766
   6.950% due 11/24/2003 (d)                   32,000         31,989
   5.750% due 02/23/2004                        1,620          1,547
   6.960% due 04/26/2004 (d)                   53,000         52,926
   6.890% due 05/21/2004 (d)                   22,200         22,102
   6.870% due 06/02/2004 (d)                    1,500          1,492
   6.700% due 07/16/2004                       92,905         91,080
   7.080% due 07/19/2004 (d)                  174,500        174,656
   8.250% due 02/23/2005                        2,500          2,592
   7.500% due 03/15/2005                       17,000         17,107
   6.900% due 04/28/2005 (d)                   58,000         57,841
   7.230% due 06/30/2005 (d)                   65,000         65,025
   7.170% due 07/18/2005 (d)                  182,100        182,418
   6.780% due 08/27/2006 (d)                   27,500         27,503
   7.200% due 06/15/2007                           25             25
   5.800% due 01/12/2009                          155            138
Fuji Bank Ltd.
   9.870% due 12/31/2049 (d)                   25,475         24,953
General Electric Capital Corp.
   8.380% due 03/01/2001                        1,415          1,423
   6.020% due 05/04/2001                        1,000            996
   5.500% due 11/01/2001                           50             49
   5.650% due 03/31/2003                          125            122
   6.210% due 12/09/2005                          400            391
   7.880% due 12/01/2006                           30             32
   8.300% due 09/20/2009                        1,125          1,198
General Motors Acceptance Corp.
   5.800% due 04/09/2001                        8,340          8,302
   6.800% due 04/17/2001                        4,800          4,800
   5.950% due 04/20/2001                       22,150         22,059
   6.700% due 04/30/2001                        3,000          2,999
   7.130% due 05/01/2001                       44,395         44,461
   6.750% due 06/05/2001                          880            880
   6.880% due 07/15/2001                        1,000          1,000
   6.760% due 10/22/2001 (d)                   25,700         25,685
   7.070% due 11/26/2001 (d)                   19,000         19,119
   6.380% due 12/01/2001                          765            762
   6.760% due 12/10/2001 (d)                    2,200          2,200
   9.630% due 12/15/2001                        5,650          5,824
   7.040% due 12/17/2001 (d)                   13,000         13,084
   6.840% due 01/08/2002 (d)                    3,000          3,011
   6.630% due 01/10/2002                          500            497
   6.810% due 01/28/2002 (d)                   13,000         13,007
   6.800% due 02/01/2002 (d)                   36,700         36,724
   6.750% due 02/07/2002                        1,590          1,587
   6.840% due 03/15/2002 (d)                   10,215         10,268
   7.750% due 03/25/2002                          125            127
   6.840% due 04/29/2002 (d)                  221,144        221,840
   7.000% due 09/15/2002                          250            251
   6.630% due 10/01/2002                        5,000          4,968
   6.570% due 10/07/2002 (d)                    1,100          1,101
   6.780% due 11/12/2002 (d)                   10,200         10,198
   6.880% due 11/12/2002 (d)                   22,995         23,022
   6.860% due 12/09/2002 (d)                   64,050         64,114
   6.750% due 12/10/2002                          500            499
   6.200% due 12/15/2002                          500            493
   5.480% due 12/16/2002                          150            146
   6.000% due 01/15/2003                          990            971
   5.880% due 01/22/2003                       75,500         73,769
   6.840% due 02/14/2003 (d)                   10,000          9,986
   6.750% due 03/15/2003                       40,125         39,928
   7.130% due 05/01/2003                       36,000         36,171
   7.400% due 07/20/2003 (d)                    9,577          9,569
   6.790% due 08/18/2003 (d)                  102,940        102,690
   5.550% due 09/15/2003                       32,000         30,830
   6.630% due 10/20/2003                        2,000          1,982
   5.750% due 11/10/2003                        1,000            965
   7.020% due 04/05/2004 (d)                   27,900         27,861
   6.930% due 05/28/2004 (d)                   73,000         73,801
   6.850% due 06/17/2004                        1,200          1,190
   7.090% due 07/21/2004 (d)                   10,000         10,009
   7.360% due 09/20/2004 (d)                   20,058         20,040
   6.650% due 11/17/2005                          500            489
   6.150% due 04/05/2007                          150            140
   8.950% due 07/02/2009                       19,971         20,803
Gold Eagle Capital Ltd.
  12.130% due 04/15/2001                       46,300         46,300
Golden State Holdings
   2.280% due 01/01/2000                           15            346
   6.750% due 08/01/2001                        1,950          1,920
Goldman Sachs Group
   6.200% due 12/15/2000                        6,500          6,489
   6.710% due 01/12/2001 (d)                   25,000         25,041
   6.900% due 01/25/2001 (d)                   27,400         27,416
   6.920% due 02/20/2001 (d)                    3,000          3,004
   7.000% due 04/16/2001 (d)                   18,000         17,999
   6.920% due 12/07/2001 (d)                   25,000         25,057
   7.090% due 02/18/2002 (d)                    2,300          2,315
   7.060% due 01/16/2003 (d)                   15,000         15,097
   6.960% due 01/17/2003 (d)                  147,500        147,700
   7.070% due 05/23/2003 (d)                   75,000         75,074
   6.930% due 02/10/2004 (d)                   10,000          9,847
   7.220% due 02/19/2004 (d)                   10,000         10,153
   6.920% due 06/02/2004 (d)                   15,000         14,743
   6.630% due 12/01/2004                          275            270
   7.630% due 08/17/2005                       40,000         40,841
   7.390% due 02/09/2009 (d)                   10,000         10,432
   6.500% due 02/25/2009                          140            130
GS Escrow Corp.
   7.710% due 08/01/2003 (d)                      500            485
Hansol Paper Co. Ltd.
   8.940% due 05/24/2001 (d)                   20,000         20,200
Hartford Life, Inc.
   6.900% due 06/15/2004                          600            595
Heller Financial, Inc.
   6.250% due 03/01/2001                       25,000         24,943
   6.920% due 06/25/2001 (d)                   76,050         76,106
   5.750% due 09/25/2001                        1,400          1,380
   7.070% due 10/22/2001 (d)                   19,200         19,240
   6.500% due 11/01/2001                          250            249
   7.590% due 11/09/2001 (d)                    2,500          2,517
   6.890% due 04/26/2002 (d)                   12,000         11,988
   6.850% due 05/07/2002 (d)                    2,000          1,998
   6.850% due 05/13/2002 (d)                   10,000          9,988
   7.000% due 05/15/2002                          900            897
   7.120% due 07/24/2002 (d)                   16,200         16,223
   6.940% due 04/28/2003 (d)                   26,000         25,911
   6.970% due 04/28/2003 (d)                   55,750         55,509
Hertz Corp.
   7.000% due 07/15/2003                       13,300         13,155
Home Savings of America
   6.000% due 11/01/2000                       14,175         14,161
Household Bank
   6.820% due 09/26/2001 (d)                    9,000          8,999
   6.910% due 10/22/2003 (d)                   15,000         14,952
Household Capital Trust
   7.010% due 06/26/2004 (d)                   13,925         13,302
Household Finance Corp.
   6.780% due 06/22/2001 (d)                    3,000          3,004
   6.860% due 08/01/2001 (d)                    1,500          1,501
   6.860% due 11/01/2001 (d)                    3,000          3,000
   6.840% due 05/07/2002 (d)                   40,850         40,983
   6.890% due 05/24/2002 (d)                  113,800        113,894
   7.080% due 06/03/2002                       15,000         15,013
   5.880% due 11/01/2002                          200            196
   6.910% due 06/24/2003                       35,000         35,022
   6.920% due 06/24/2003 (d)                   31,000         31,027
   7.000% due 08/01/2003                       20,000         19,943
   6.500% due 11/15/2008                        2,000          1,878
Household Netherlands BV
   6.130% due 03/01/2003                       18,100         17,646
HSBC Capital Funding LP
  10.180% due 12/29/2049                       10,000         11,086
  10.180% due 12/31/2049                      106,400        112,685
HypoVereinsbank
   8.740% due 06/30/2031                       12,400         11,831
Industrial Bank of Korea
   7.100% due 10/15/2001                        3,290          3,224

88 See accompanying notes

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------
Inter-American Development Bank
     8.880% due 06/01/2009                $       200   $        227
     7.380% due 01/15/2010                      4,200          4,374
International Bank for Reconstruction &
Development
     7.000% due 01/27/2005                      1,000          1,018
International Lease Finance Corp.
     5.780% due 03/01/2001                        500            498
     5.930% due 07/15/2003                     14,000         13,613
J.P. Morgan & Co.
     5.750% due 02/25/2004                     22,800         21,969
     6.700% due 11/01/2007                         30             29
     6.000% due 01/15/2009                     37,000         34,095
     8.080% due 02/15/2012                        600            519
JET Equipment Trust
    10.000% due 06/15/2012                         80             88
    10.690% due 05/01/2015                        100            117
John Hancock
     7.380% due 02/15/2024                        360            333
KBC Bank Fund Trust III
     9.860% due 11/29/2049 (d)                  5,700          5,965
Key Bank NA
     7.550% due 09/15/2006                        350            354
Kimco Realty Corp.
     6.500% due 10/01/2003                        200            195
Korea Development Bank
     7.680% due 10/06/2000 (d)                  5,000          5,000
     6.510% due 10/20/2000                     11,000         10,976
     7.130% due 09/17/2001                     10,055         10,041
     8.600% due 03/25/2002                      6,600          6,723
     6.500% due 11/15/2002                        440            431
     7.130% due 04/22/2004                     19,125         18,771
     7.380% due 09/17/2004                     16,500         16,264
     6.750% due 12/01/2005                         55             52
     7.250% due 05/15/2006                         50             48
LB Rheinland - PFALZ
     5.000% due 02/23/2028                      3,400          3,230
Lehman Brothers Holdings, Inc.
     9.880% due 10/15/2000                        150            150
     7.250% due 12/01/2000 (d)                    500            500
     6.130% due 02/01/2001                      2,000          1,994
     6.000% due 02/26/2001                        700            698
     7.370% due 07/03/2001 (d)                 10,000         10,036
     7.680% due 04/02/2002 (d)                 64,750         65,327
     6.380% due 05/07/2002                     28,695         28,481
     7.410% due 05/07/2002 (d)                 42,100         42,363
     8.750% due 05/15/2002                        219            225
     6.610% due 07/08/2002 (d)                101,600        101,691
     7.530% due 07/15/2002 (d)                 43,051         43,408
     7.000% due 08/12/2002 (d)                  6,500          6,499
     7.450% due 08/28/2002 (d)                  6,500          6,508
     6.970% due 09/03/2002 (d)                 14,000         13,991
     7.210% due 12/12/2002 (d)                 57,900         58,152
     7.170% due 04/04/2003 (d)                134,300        134,342
     7.000% due 05/15/2003                        150            150
     7.020% due 08/03/2003 (d)                  1,500          1,485
     6.630% due 04/01/2004                         65             64
     7.750% due 01/15/2005                        150            153
     7.630% due 06/01/2006                        350            352
     8.500% due 05/01/2007                      1,475          1,548
LG&E Capital Corp.
     6.210% due 05/01/2004                      1,000            973
     6.460% due 01/15/2008                      3,000          2,856
Liberty Mutual Insurance
     8.200% due 05/04/2007                     17,510         17,252
Limestone Electron Trust
     8.630% due 03/15/2003                     71,350         72,720
Marine Midland
     6.750% due 12/12/2000 (d)                  3,700          3,699
MBNA America Bank NA
     6.970% due 04/25/2002 (d)                  1,000            998
MBNA Corp.
     6.990% due 05/24/2002                      1,000          1,000
     7.130% due 09/10/2002 (d)                  5,000          5,024
     7.040% due 12/10/2002                      4,100          4,044
MCN Investment Corp.
     6.030% due 02/01/2001                      6,850          6,813
     7.120% due 01/16/2004                      7,500          7,290
     6.300% due 04/02/2011                      7,500          7,448
Merrill Lynch & Co.
     6.830% due 10/03/2000 (d)                  2,000          2,000
     6.430% due 12/05/2000 (d)                 89,000         89,009
     6.000% due 03/01/2001                      1,325          1,320
     6.500% due 04/01/2001                        400            399
     6.750% due 04/30/2001                      2,775          2,773
     6.820% due 05/08/2001 (d)                 54,900         54,918
     6.880% due 05/30/2001 (d)                  3,800          3,806
     6.790% due 11/01/2001 (d)                 35,000         35,035
     6.770% due 11/09/2001 (d)                 16,000         16,001
     6.830% due 01/15/2002 (d)                 17,000         16,995
     7.090% due 02/01/2002 (d)                 33,000         33,111
     8.000% due 02/01/2002                        400            406
     7.380% due 08/17/2002                        300            303
     8.300% due 11/01/2002                        700            720
     6.000% due 02/12/2003                        500            491
     6.880% due 03/01/2003                        140            140
     6.810% due 06/24/2003 (d)                 27,000         26,920
     6.990% due 08/01/2003 (d)                    800            800
     6.920% due 10/01/2003 (d)                 18,500         18,497
     5.880% due 01/15/2004                        600            580
     6.550% due 08/01/2004                        400            395
     7.000% due 03/15/2006                      1,500          1,488
     7.000% due 04/27/2008                        100             98
     6.380% due 10/15/2008                     35,000         32,955
Merrill Lynch Mortgage Investors, Inc.
     5.650% due 12/15/2030                        441            424
Metropolitan Life Insurance Co.
     6.300% due 11/01/2003                      6,800          6,648
Mexico Credit Link
    11.380% due 02/22/2002 (d)                 29,500         30,760
    11.800% due 02/25/2002                      2,000          2,119
MFN Financial Corp.
     6.980% due 09/13/2001 (d)                 10,300         10,305
MIC Financing Trust
     8.380% due 02/01/2027                     36,000         31,063
Monumental Global Funding II
     6.910% due 09/26/2003 (d)                 58,500         58,500
Morgan Stanley, Dean Witter, Discover
and Co.
     5.750% due 02/15/2001                        400            399
     6.700% due 05/01/2001                        600            600
     9.380% due 06/15/2001                        300            305
     6.840% due 12/17/2001 (d)                  5,000          5,006
     6.840% due 01/28/2002 (d)                 35,700         35,762
     6.880% due 04/15/2002 (d)                    300            300
     6.890% due 02/21/2003 (d)                 25,000         25,046
     6.850% due 03/11/2003 (d)                 11,500         11,484
     6.910% due 05/05/2003 (d)                 23,000         23,041
     6.960% due 08/07/2003 (d)                140,800        140,900
     6.380% due 12/15/2003                        150            148
     5.630% due 01/20/2004                      1,100          1,058
     6.990% due 04/22/2004 (d)                 68,500         68,577
Nacional Financiera
    10.560% due 12/01/2000 (d)                 10,760         10,712
National Westminster Bank PLC
     9.380% due 11/15/2003                        200            213
NationsBank Corp.
     6.750% due 02/26/2001                        500            499
     7.000% due 09/15/2001                      1,500          1,503
     6.810% due 06/17/2002 (d)                 10,000         10,003
     6.130% due 07/15/2004                        600            582
NCNB Corp.
     7.750% due 08/01/2002                        896            896
Noble Affiliates, Inc.
     8.950% due 12/15/2004                     11,500         11,525
Nordbanken
     7.250% due 11/12/2009                     21,250         21,086

                                                       See accompanying notes 89

Total Return Fund

September 30, 2000 (Unaudited)              Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------
Nordstrom Credit, Inc.
   7.250% due 04/30/2002                   $    1,000   $      1,006
Northern Rock PLC
   2.000% due 01/01/2000                        1,060         20,670
Norwest Financial, Inc.
   6.380% due 07/16/2002                          500            497
   6.250% due 11/01/2002                          100             99
   7.000% due 01/15/2003                          380            382
   6.000% due 02/01/2004                           50             49
Okobank
   7.040% due 05/23/2006 (d)                   10,000         10,018
Old Kent Bank
   7.750% due 08/15/2010                        6,500          6,512
Orix Credit Alliance
   7.640% due 09/17/2001                       13,000         13,077
Osprey Trust
   8.310% due 01/15/2003                       75,475         76,418
Pacific Mutual Life
   7.900% due 12/30/2023                        8,000          7,841
PaineWebber
   7.030% due 05/20/2002 (d)                    1,000            999
   7.290% due 07/15/2002 (d)                      200            200
Parker Retirement Savings Plan
   6.340% due 07/15/2008                          841            791
PDVSA Finance Ltd.
   7.400% due 08/15/2016                        1,200            971
Pemex Finance Limited
   6.130% due 11/15/2003                       20,222         19,864
PNC Bank Corp.
   6.720% due 01/24/2002 (d)                   49,000         49,031
   6.680% due 08/15/2002 (d)                    5,000          5,005
PNC Funding Corp.
   6.880% due 03/01/2003                          100            100
   7.000% due 09/01/2004                       15,000         14,889
PNC Institutional Capital Association
   7.950% due 12/15/2026                          150            135
Popular North American, Inc.
   7.380% due 09/15/2001                       25,000         25,120
Popular, Inc.
   6.550% due 10/10/2000                        2,485          2,485
   6.200% due 04/30/2001                        3,336          3,325
   6.540% due 11/06/2001                       18,705         18,625
   6.630% due 01/15/2004                       19,500         18,949
Prime Property Funding II
   7.000% due 08/15/2004                          110            107
Protective Life Funding Trust
   7.090% due 01/17/2003 (d)                    2,000          1,997
Prudential Funding Corp.
   6.420% due 10/02/2000 (d)                   20,000         20,004
   6.630% due 04/01/2009                       17,000         15,484
PSE&G Capital Corp.
   6.740% due 10/23/2001                        1,400          1,398
Qwest Capital Funding, Inc.
   6.880% due 08/15/2001                       43,200         43,165
   7.200% due 07/08/2002 (d)                      500            500
Reliance Group Holdings
   9.000% due 11/15/2000 (m)                   19,000          6,460
   9.750% due 11/15/2003 (m)                   10,000          1,163
Reliant Energy Financial Co.
   7.660% due 12/10/2001 (d)                   53,100         52,989
Royal Bank of Scotland PLC
   6.400% due 04/01/2009                       15,000         13,983
   8.820% due 03/31/2049                       38,600         40,300
   9.120% due 03/31/2049                       66,400         69,856
Safeco Corp.
   7.260% due 08/12/2002                          500            505
Sakura Capital Funding
   7.320% due 08/29/2049                       20,000         19,244
   7.560% due 09/29/2049 (d)                   59,000         57,230
Salomon, Inc.
   6.630% due 11/30/2000                          500            500
   6.650% due 07/15/2001                          600            598
   7.000% due 03/04/2002                       18,850         18,894
   6.750% due 02/15/2003                          450            449
Salomon, Smith Barney Holdings
   5.980% due 03/26/2001                          250            249
   3.650% due 02/14/2002 (d)(j)                29,708         29,357
   6.930% due 04/15/2002 (d)                   35,090         35,100
   6.860% due 05/14/2002 (d)                   34,515         34,514
   7.020% due 07/23/2002 (d)                   53,400         53,319
   6.130% due 01/15/2003                          290            285
   6.910% due 02/11/2003 (d)                   44,200         44,236
   6.960% due 04/28/2003 (d)                   34,000         34,014
   7.060% due 07/18/2003 (d)                   55,800         55,897
Sanwa Finance Aruba AEC
   8.350% due 07/15/2009                       94,740         94,604
Sears Roebuck Acceptance
   6.800% due 05/07/2001                          500            500
   6.790% due 05/21/2001                          500            500
   7.190% due 06/18/2001                        3,880          3,891
   7.110% due 06/19/2001                        1,000          1,002
   9.400% due 08/02/2001                          250            255
   6.860% due 08/06/2001                          400            400
   6.710% due 08/13/2001                           80             80
   6.360% due 12/04/2001                          290            289
   6.120% due 12/13/2001                          260            257
   8.390% due 02/14/2002                          240            244
   6.950% due 05/15/2002                          300            299
   6.000% due 03/20/2003                      149,750        145,584
   7.260% due 04/21/2003                        3,000          3,002
   7.140% due 05/02/2003                        5,000          4,988
   6.560% due 11/20/2003                        1,178          1,152
   6.250% due 01/15/2004                          300            291
   6.750% due 09/15/2005                          785            763
   6.700% due 11/15/2006                          500            480
Security Pacific Corp.
  11.500% due 11/15/2000                        4,000          4,019
  11.000% due 03/01/2001                          135            137
Seismic Ltd.
  11.270% due 01/01/2002 (d)                   32,500         32,500
Simon Property Group, Inc.
   9.000% due 03/15/2002                        2,000          2,027
Socgen Real Estate LLC
   7.640% due 12/29/2049                        3,000          2,803
Societe Generale
   7.400% due 06/01/2006                        1,500          1,503
Sovereign Bancorp, Inc.
   6.630% due 03/15/2001                       13,500         13,357
Spieker Properties
   6.800% due 12/15/2001                        5,500          5,456
   6.800% due 05/01/2004                        1,000            977
Steers
  10.460% due 08/07/2002 (d)                   20,000         20,114
Sumitomo Bank International Finance NV
   8.500% due 06/15/2009                        6,600          6,747
Sumitomo Bank Treasury Co.
   9.400% due 12/29/2049 (d)                   21,050         20,713
Sun Life of Canada (U.S.)
   8.530% due 05/29/2049                          250            225
Telewest Credit Links
   8.500% due 04/16/2004                       30,000         28,878
Textron Financial Corp.
   7.030% due 05/28/2002 (d)                   41,900         41,849
   7.030% due 09/17/2002 (d)                    2,000          2,003
The Money Store, Inc.
   8.050% due 04/15/2002                          300            304
   7.300% due 12/01/2002                          100            101
Tokai Capital Corp.
   9.980% due 12/29/2049 (d)                   18,050         17,286
Toyota Motor Credit Corp.
   7.320% due 02/15/2002 (d)                   40,000         39,319
Transamerica Finance Corp.
   6.910% due 09/17/2001 (d)                   10,000         10,001
   6.130% due 11/01/2001                       29,000         28,757
   6.910% due 12/14/2001 (d)                   40,700         40,744
   7.250% due 08/15/2002                       85,500         85,695
   7.500% due 03/15/2004                          270            271
   6.750% due 11/15/2006                          650            637

90 See accompanying notes

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------
Travelers Group, Inc.
     7.200% due 02/01/2004                $    38,480  $      38,677
U.S. Bancorp
     6.750% due 01/16/2002 (d)                 49,000         49,015
     6.940% due 02/03/2003 (d)                 18,100         18,111
     6.500% due 06/15/2004                        600            588
Wachovia Corp.
     7.260% due 05/02/2005 (d)                 53,100         53,047
Washington Mutual, Inc.
     8.210% due 02/01/2027                        150            132
     8.380% due 06/01/2027                        235            212
Wells Fargo & Co.
     5.630% due 02/05/2001                        400            399
     8.750% due 05/01/2002                        100            103
     6.630% due 07/15/2004                      6,500          6,439
     7.220% due 05/02/2005 (d)                 67,700         67,678
     7.800% due 06/15/2010                     40,600         41,519
Westdeutsche Landesbank
     6.750% due 06/15/2005                     36,400         35,796
     6.050% due 01/15/2009                    123,100        112,682
                                                       -------------
                                                       $   9,923,058
                                                       =============
Industrials 7.0%
Ahold Finance USA, Inc.
     6.880% due 05/01/2029                        115             95
Akzo Nobel, Inc.
     6.000% due 11/15/2003                     32,000         30,896
Albertson's, Inc.
     8.350% due 05/01/2010                      5,000          5,147
Allied Waste North America, Inc.
     7.380% due 01/01/2004                     18,925         17,695
Alpha Wind
    11.320% due 05/23/2001                     17,200         17,200
America West Airlines, Inc.
     6.870% due 07/02/2018                      1,956          1,789
American Airlines
   10.610% due 03/04/2011                       1,895          2,165
AMR Corp.
    10.610% due 01/11/2001                      4,000          4,024
    10.570% due 01/15/2001                      3,000          3,025
    10.590% due 01/31/2001                      3,000          3,007
    10.000% due 02/01/2001                      2,400          2,413
     9.400% due 05/08/2001                      3,000          3,020
     9.430% due 05/10/2001                      1,000          1,007
     9.500% due 05/15/2001                      3,480          3,503
     9.130% due 10/25/2001                      2,000          2,033
     8.470% due 02/20/2002                      2,000          2,012
     8.500% due 02/26/2002                      1,000          1,006
    10.210% due 01/01/2010                      6,500          7,202
Anheuser-Busch Companies, Inc.
     6.750% due 08/01/2003                        500            503
Arrow Electronics, Inc.
     7.440% due 11/24/2000 (d)                 13,200         13,197
Atlas Air, Inc.
     9.470% due 04/04/2003 (d)                 22,700         22,700
    10.470% due 10/04/2004 (d)                  3,000          3,000
Aventis SA
     8.620% due 01/05/2021                        250            261
Baxter International, Inc.
     9.500% due 06/15/2008                        200            221
Bayer Corp.
     6.500% due 10/01/2002                        250            248
BOC Group PLC
     5.880% due 01/29/2001                        250            249
Boeing Co.
     8.380% due 02/15/2001                        900            904
     6.350% due 06/15/2003                        750            744
Boise Cascade Co.
     7.150% due 05/15/2001                     10,000          9,988
BP Amoco PLC
     6.250% due 10/15/2004                      1,000            991
Browning-Ferris Industries, Inc.
     6.100% due 01/15/2003                      6,000          5,632
Cabot Corp.
     7.280% due 10/21/2027                      5,160          4,383
Campbell Soup Co.
     4.750% due 10/01/2003                        500            474
Cemex SA
     9.250% due 06/17/2002                      5,000          5,100
     8.630% due 07/18/2003                     48,250         48,853
Century Communications Corp.
     0.000% due 03/15/2003                     10,515          8,044
CF Cable TV, Inc.
     9.130% due 07/15/2007                      1,600          1,722
Champion International Corp.
     9.700% due 05/01/2001                      4,000          4,046
Clear Channel Communications, Inc.
     7.210% due 06/15/2002 (d)                 20,000         20,047
Coastal Corp.
    10.380% due 10/01/2000                      8,500          8,500
     7.290% due 03/01/2002 (d)                145,350        145,350
Coca-Cola Co.
     6.380% due 08/01/2001                        500            497
     7.880% due 02/01/2002                        600            605
     6.000% due 07/15/2003                        250            246
     5.750% due 11/01/2008                        100             91
Colgate-Palmolive Co.
     6.000% due 08/15/2003                         45             44
Columbia/HCA Healthcare
     8.020% due 08/05/2002                      9,000          8,932
     8.130% due 08/04/2003                      7,300          7,238
     6.910% due 06/15/2005                      9,500          8,964
     6.630% due 07/15/2045                     10,000          9,747
     6.730% due 07/15/2045                     14,760         14,162
Comcast Cable Communications
     8.380% due 05/01/2007                        145            151
Comdisco, Inc.
     6.130% due 08/01/2006                        600            588
Conoco, Inc.
     6.350% due 04/15/2009                      1,900          1,804
Continental Airlines
     6.410% due 04/15/2007                        342            330
     6.800% due 07/02/2007                         26             25
     6.950% due 02/02/2011                     24,520         23,708
     6.900% due 01/02/2018                      1,511          1,429
Cox Communications, Inc.
     6.630% due 06/14/2002                      7,250          7,174
     6.500% due 11/15/2002                        200            198
     0.430% due 04/19/2020                     25,000         10,500
Cox Enterprises, Inc.
     8.000% due 02/15/2007                      5,000          5,105
     7.610% due 05/01/2033 (d)                    500            500
Credit Lyon Capital
     2.380% due 01/01/2000                      1,912         46,374
CSX Corporation
     7.260% due 06/24/2002 (d)                 25,100         25,102
DaimlerChrysler Holdings
     6.630% due 09/21/2001                      1,000            995
     6.860% due 01/18/2002                     18,900         18,922
     7.750% due 05/27/2003                     20,000         20,342
     7.000% due 08/16/2004 (d)                 61,600         61,704
Dayton Hudson Corp.
    10.000% due 12/01/2000                      1,000          1,004
Delphi Auto Systems Corp.
     6.130% due 05/01/2004                     20,000         19,103
Delta Air Lines, Inc.
     6.650% due 03/15/2004                     13,500         12,809
    10.430% due 01/02/2011                        850            969
    10.140% due 08/14/2012                      1,000          1,144
     9.200% due 09/23/2014                      6,000          6,083
    10.500% due 04/30/2016                      4,550          4,994
Duty Free International, Inc.
     7.000% due 01/15/2004                        175            169
Eastman Chemical Co.
     6.380% due 01/15/2004                      5,750          5,535
Electric Lightwave, Inc.
     6.050% due 05/15/2004                     10,700         10,423
Eli Lilly & Co.
     8.130% due 12/01/2001                        500            507
     6.250% due 03/15/2003                        100             99

                                                       See accompanying notes 91

Total Return Fund

September 30, 2000 (Unaudited)              Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------
Embotelladora Arica SA
     9.880% due 03/15/2006                $     7,500   $      7,810
Enron Corp.
     7.110% due 09/10/2001 (d)                  7,000          7,001
     6.450% due 11/15/2001                        275            273
     7.660% due 01/14/2002                      5,000          5,040
     8.380% due 05/23/2005                     12,000         12,550
Federal Express Corp.
     6.850% due 01/15/2019                        826            767
Ford Capital BV
     9.380% due 05/15/2001                        300            304
Ford Motor Co.
     9.000% due 09/15/2001                        880            893
     6.630% due 10/01/2028                    115,800         97,647
     7.450% due 07/16/2031                     10,000          9,325
Fortune Brands, Inc.
     8.500% due 10/01/2003                        500            521
Fred Meyer, Inc.
     7.150% due 03/01/2003                     11,000         10,927
     7.380% due 03/01/2005                     38,100         37,726
     7.450% due 03/01/2008                        300            291
General Foods Corp.
     6.000% due 06/15/2001                        200            197
General Motors Acceptance Corp.
     6.250% due 05/01/2005                        300            291
Gillette Co.
     6.250% due 08/15/2003                        750            749
     5.750% due 10/15/2005                      1,500          1,453
Grupo Elektra SA
    12.750% due 05/15/2001                      1,000          1,035
Gulf Canada Resources Ltd.
     9.250% due 01/15/2004                      7,250          7,366
Harrahs Operating Co., Inc.
     7.880% due 12/15/2005                      5,000          4,825
Heinz (H.J.) Co.
     6.880% due 01/15/2003                        100            101
Hertz Corp.
     6.000% due 02/01/2001                         75             75
Hilton Hotels Corp.
     7.380% due 06/01/2002                      1,000            992
Houghton Mifflin Co.
     5.990% due 12/03/2001                      3,000          2,955
IBM Corp.
     7.250% due 11/01/2002                        450            455
ICI Wilmington
     6.750% due 09/15/2002                     10,000          9,882
IMEXSA Export Trust
    10.130% due 05/31/2003                      7,644          7,618
Imperial Tobacco
     7.130% due 04/01/2009                     21,785         19,906
Ingersoll-Rand Co.
     6.260% due 02/15/2001                        295            294
International Game Technology
     7.880% due 05/15/2004                     24,500         24,071
International Paper Co.
     9.050% due 02/08/2001                        100            100
     7.000% due 06/01/2001                      2,000          1,994
ISP Holdings, Inc.
     9.750% due 02/15/2002                      6,750          6,075
ITT Corp.
     6.250% due 11/15/2000                        500            499
J Seagram & Sons
     5.790% due 04/15/2001                      1,800          1,783
     6.250% due 12/15/2001                      6,545          6,475
K Mart Corp.
     8.190% due 11/24/2003                      5,000          4,675
Kellogg
     5.750% due 02/02/2001                     86,925         86,444
Kohls Corp.
     7.380% due 10/15/2011                         15             14
Kroger Co.
     7.560% due 10/01/2010 (d)                 54,000         54,098
Limited, Inc.
     7.800% due 05/15/2002                        500            504
Lockheed Martin Corp.
     6.850% due 05/15/2001                     30,315         30,205
Mallinckrodt, Inc.
     6.300% due 03/15/2011 (d)                 23,155         23,046
Mandalay Resort Group
     6.750% due 07/15/2003                      4,500          4,230
Marlin Water Trust
     7.090% due 12/15/2001                     11,238         11,174
Mazda Manufacturing Corp.
    10.500% due 07/01/2008 (l)                  1,980          2,362
Mobil Corp.
     8.380% due 02/12/2001                        340            341
Nabisco, Inc.
     6.000% due 02/15/2001 (d)                 11,990         11,900
     6.800% due 09/01/2001                      3,000          2,962
     6.700% due 06/15/2002                      9,000          8,811
     6.130% due 02/01/2033                     15,000         14,356
Nabors Industries, Inc.
     6.800% due 04/15/2004                      9,250          9,150
News America Holdings Corp.
     8.630% due 02/01/2003                        750            775
Norfolk Southern Corp.
     7.880% due 02/15/2004                         50             51
Nortel Networks Corporation
     6.880% due 10/01/2002                        200            199
Northwest Airlines, Inc.
     8.970% due 01/02/2015                      1,636          1,659
     8.070% due 08/01/2021                        400            411
Occidental Petroleum
     6.400% due 04/01/2003                      7,710          7,520
     7.360% due 10/03/2008                     30,300         30,262
Park Place Entertainment Corp.
     7.950% due 08/01/2003                     18,500         18,523
Petroleos Mexicanos
     8.130% due 07/15/2005 (d)                100,400        100,651
     8.850% due 09/15/2007                      1,800          1,787
     9.380% due 12/02/2008                     14,650         15,090
     9.500% due 09/15/2027                     31,000         32,008
Philip Morris Cos., Inc.
     9.000% due 01/01/2001                        300            301
     8.750% due 06/01/2001                      5,515          5,550
     7.250% due 09/15/2001                         70             70
     7.500% due 01/15/2002                         50             50
     6.800% due 12/01/2003                     48,345         47,340
     7.000% due 07/15/2005                      1,125          1,093
     6.950% due 06/01/2006                      9,540          9,495
     7.200% due 02/01/2007                     34,000         32,649
Philips Petroleum Co.
     9.000% due 06/01/2001                      2,000          2,016
Premium Asset Trust
     7.030% due 09/08/2007                      5,000          4,988
Proctor & Gamble Co.
     5.250% due 09/15/2003                     35,600         34,205
Qwest Corp.
     7.200% due 11/01/2004                        170            170
Racers
     6.930% due 03/03/2003 (d)                282,400        282,400
     6.210% due 04/01/2003                     20,000         19,956
     8.760% due 04/28/2003 (d)                 30,000         30,690
     6.800% due 09/15/2005 (d)                 15,000         14,967
Raytheon Co.
     7.310% due 03/01/2002 (d)                  8,650          8,668
Rogers Cantel, Inc.
     9.380% due 06/01/2008                      2,750          2,860
Saferco
     9.590% due 05/31/2001 (l)                  3,000          3,052
Safeway, Inc.
     5.750% due 11/15/2000                      3,150          3,144
     7.000% due 09/15/2002                      1,125          1,124
     6.850% due 09/15/2004                        250            247

92 See accompanying notes

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------
Sara Lee Corp.
     6.300% due 11/07/2005                 $      500  $         486
Scotia Pacific Co. LLC
     7.710% due 01/20/2014                        305            200
SmithKline Beecham
     7.380% due 04/15/2005                        150            153
Sprint Capital Corp.
     7.010% due 06/10/2002 (d)                  1,000          1,000
     7.010% due 06/24/2002 (d)                 50,000         50,020
Stone Container Corp.
   10.750% due 10/01/2002                       2,500          2,547
TCI Communications, Inc.
     7.260% due 03/12/2001 (d)                 14,700         14,756
     6.380% due 05/01/2003                      3,280          3,234
     8.000% due 08/01/2005                        450            463
Telecommunications, Inc.
     8.250% due 01/15/2003                     43,125         44,627
Tenet Healthcare Corp.
     7.880% due 01/15/2003                      5,000          4,988
     8.630% due 12/01/2003                      1,200          1,209
Texaco Capital
     8.500% due 02/15/2003                        700            727
     6.000% due 06/15/2005                        400            388
Textron, Inc.
     6.750% due 09/15/2002                        225            224
Time Warner, Inc.
     6.100% due 12/30/2001                     40,525         39,971
     7.980% due 08/15/2004                     19,770         20,324
Times Mirror Co.
     6.650% due 10/15/2001                        300            299
TRW, Inc.
     6.630% due 06/01/2004                      2,425          2,340
Tyco International Group SA
     7.370% due 03/05/2001 (d)                 15,000         15,016
     6.880% due 09/05/2002                        675            674
     6.250% due 06/15/2003                     16,315         15,880
Union Pacific Corp.
     7.880% due 02/15/2002                      8,000          8,052
     7.330% due 07/01/2002 (d)                 25,500         25,531
     6.930% due 06/01/2003                      1,000            989
     6.000% due 09/01/2003                      8,000          7,733
     6.120% due 02/01/2004                        250            241
US Airways
     6.850% due 01/30/2018                        145            130
USA Waste Services, Inc.
     6.130% due 07/15/2001                     23,500         23,030
UST, Inc.
     7.250% due 06/01/2009                     25,000         22,408
USX Corp.
     9.800% due 07/01/2001                     24,050         24,446
Wal-Mart Stores, Inc.
     8.630% due 04/01/2001                      2,450          2,473
     6.150% due 08/10/2001                        450            448
     6.750% due 05/24/2002                        170            170
     6.500% due 06/01/2003                        200            199
Walt Disney Co.
     6.380% due 03/30/2001                      1,100          1,097
     5.130% due 12/15/2003                        500            475
Waste Management, Inc.
     6.380% due 12/01/2003                        200            189
     6.500% due 05/14/2004                     89,000         83,904
Williams Communications Group, Inc.
     7.180% due 11/15/2001                     10,500         10,507
WMX Technologies
     6.700% due 05/01/2001                     10,000          9,911
     7.000% due 10/15/2006                        500            467
Xerox Corp.
     7.410% due 05/15/2001                      1,000          1,003
Yorkshire Power
     6.150% due 02/25/2003                     17,000         16,360
                                                       -------------
                                                           2,478,510
                                                       =============
Utilities 6.1%
AEP Resources, Inc.
   6.500% due 12/01/2003                       20,000         19,507
Alabama Power Co.
   5.350% due 11/15/2003                        1,600          1,528
Arizona Public Service
   7.400% due 11/15/2001 (d)                    1,000          1,000
Ashland, Inc.
   8.450% due 12/05/2001                        3,000          3,056
   7.250% due 03/07/2003 (d)                      300            299
AT&T Corp.
   5.130% due 04/01/2001                          600            595
   7.350% due 08/27/2001                        7,200          7,212
   7.130% due 01/15/2002                          275            276
   5.630% due 03/15/2004                          350            335
   8.650% due 09/15/2004                          625            655
   7.000% due 05/15/2005                          200            199
   7.650% due 09/15/2006                          140            141
   0.000% due 11/01/2007                        1,000            877
Baltimore Gas & Electric
   6.130% due 07/01/2003                          150            147
Bellsouth Telecom
   6.000% due 06/15/2002                       10,000          9,880
   7.500% due 06/15/2033                          185            169
Calpine Corp.
   9.250% due 02/01/2004                        4,150          4,155
   7.630% due 04/15/2006                        1,800          1,756
CE Electric Funding Company
   6.850% due 12/30/2004                          250            242
Central Maine Power Co.
   7.430% due 08/25/2003                       13,000         13,056
Central Power & Light Co.
   7.290% due 11/23/2001 (d)                   18,100         18,101
Chesapeake & Potomac Telephone
   5.630% due 03/01/2007                          500            461
   8.000% due 10/15/2029                        1,125          1,150
Cleveland Electric Illuminating Co.
   9.500% due 05/15/2005                       33,000         33,794
CMS Energy
   8.380% due 07/01/2003                       15,000         14,661
   8.000% due 07/01/2011                        1,000            991
   7.000% due 01/15/2005                       30,000         27,636
Coastal Corp.
   8.130% due 09/15/2002                          250            257
Columbus Southern Power Co.
   6.850% due 10/03/2005                       10,000          9,797
Commonwealth Edison
   6.720% due 06/15/2002 (d)                    1,000          1,000
   6.630% due 07/15/2003                        1,000            987
   9.880% due 06/15/2020                       11,700         12,781
Connecticut Light & Power Co.
   7.880% due 06/01/2001                          100            100
   7.750% due 06/01/2002                        5,000          5,048
   8.590% due 06/05/2003                       27,000         26,646
Consolidated Edison
   6.630% due 02/01/2002                          100            100
Consolidated Natural Gas Co.
   7.250% due 10/01/2004                       43,750         43,749
Constellation Energy Group, Inc.
   7.220% due 04/04/2003 (d)                   15,000         14,961
Deutsche Telekom AG
   7.750% due 06/15/2005                      134,400        137,718
Dominion Resources, Inc.
   7.030% due 01/26/2001 (d)                    1,600          1,601
   7.600% due 07/15/2003                       35,000         35,377
DTE Capital Corp.
   8.350% due 11/15/2038 (d)                   70,250         68,734
Duke Energy Corp.
   5.880% due 06/01/2001                          375            373
   6.750% due 08/01/2025                           25             21
East Coast Power LLC
   6.740% due 03/31/2008                       17,772         16,968

                                                       See accompanying notes 93

Total Return Fund

September 30, 2000 (Unaudited)              Principal
                                             Amount         Value
                                             (000s)        (000s)
--------------------------------------------------------------------------------
Edison Mission Energy
   7.330% due 06/15/2001 (d)               $    1,000   $      1,000
El Paso Electric Co.
   9.400% due 05/01/2011                        7,455          7,933
El Paso Energy Corp.
   6.630% due 07/15/2001                       12,000         11,917
El Paso Natural Gas Co.
   7.750% due 01/15/2002                       15,000         15,106
Entergy Arkansas, Inc.
   7.000% due 03/01/2002                        1,580          1,575
   7.720% due 03/01/2003                          200            202
Entergy Louisiana, Inc.
   8.500% due 06/01/2003                        3,000          3,084
Entergy Mississippi, Inc.
   7.360% due 05/03/2004 (d)                   31,000         30,806
Georgia Power Co.
   6.670% due 02/22/2002 (d)                   15,000         14,990
GTE Corp.
   7.250% due 08/01/2002                          150            151
   5.500% due 01/15/2009                          100             88
Gulf States Utilities
   6.410% due 08/01/2001                        5,800          5,760
Hughes Electric
   7.560% due 10/23/2000 (j)                   10,000         10,003
Indiana Bell Telephone Co., Inc.
   5.500% due 04/01/2007                          500            455
Indiana Michigan Power
   7.270% due 11/22/2000 (d)                    2,500          2,501
Indianapolis Power & Light
   7.380% due 08/01/2007                          225            227
K N Energy, Inc.
   6.450% due 11/30/2001                       10,000          9,902
   6.450% due 03/01/2003                          240            236
Kansai Electric Power Co.
   7.250% due 09/25/2006                        2,000          2,021
Korea Electric Power
   7.000% due 10/01/2002                          380            374
   6.380% due 12/01/2003                          220            211
Louisiana Power & Light Co.
   7.740% due 07/01/2002                          599            599
MCI Worldcom, Inc.
   8.880% due 01/15/2006                       34,150         35,261
   6.130% due 04/15/2012                        1,250          1,235
Montana Power Co.
   7.000% due 04/06/2001 (d)                   15,000         15,004
National Power Corp.
   9.630% due 05/15/2028                       16,000         11,631
National Rural Utilities Cooperative
   6.880% due 05/31/2002 (d)                   10,000          9,996
   6.250% due 04/15/2003                       50,000         48,982
Nevada Power Co.
   7.270% due 08/20/2001 (d)                      900            900
New England Telephone & Telegraph Co.
   6.380% due 09/01/2008                        1,350          1,267
New Jersey Bell Telephone
   4.880% due 11/01/2000                          800            799
New York Telephone Co.
   6.250% due 02/15/2004                          150            146
   6.000% due 04/15/2008                           45             41
Niagara Mohawk Power
   7.000% due 10/01/2000                       60,235         60,235
   6.880% due 03/01/2001                       21,538         21,516
   7.250% due 10/01/2002                       24,783         24,676
   7.380% due 07/01/2003                       39,162         39,255
   7.380% due 08/01/2003                        1,645          1,658
North Atlantic Energy
   9.050% due 06/01/2002                        3,948          3,988
Northern Illinois Gas Co.
   6.450% due 08/01/2001                        1,450          1,447
Northern Telecom Ltd.
   8.750% due 06/12/2001                          300            303
NRG Energy, Inc.
   8.000% due 11/01/2003                        6,000          6,044
NRG Northeast Generating LLC
   8.070% due 12/15/2004                          500            503
Nynex Corp.
   9.550% due 05/01/2010                        5,941          6,360
Ohio Bell Telephone Co.
   5.380% due 03/01/2007                          950            865
Ohio Power Co.
   7.000% due 07/01/2004                       24,000         23,828
Oxymar
   7.500% due 02/15/2016                          200            149
Pacific Gas & Electric Co.
   6.750% due 12/01/2000                        3,049          3,048
Pacific Northwest Bell
   4.380% due 09/01/2002                           50             48
Philadelphia Electric
   5.630% due 11/01/2001                       22,350         22,026
Philippine Long Distance Telephone Co.
   7.850% due 03/06/2007                        5,000          4,088
  10.500% due 04/15/2009                        5,000          4,515
PP&L, Inc.
   6.130% due 05/01/2001 (d)                   16,102         15,999
   6.550% due 03/01/2006                          500            486
PSEG Energy Holdings
   9.130% due 02/10/2004                          120            123
Public Service Co. of Colorado
   6.000% due 04/15/2003                          750            732
Public Service Electric & Gas
   7.250% due 04/01/2001 (d)                    3,191          3,191
   6.130% due 08/01/2002                        1,000            987
   6.250% due 01/01/2007                        1,500          1,416
Public Service Enterprise Group, Inc.
   7.010% due 11/22/2000 (d)                   11,000         11,002
   7.040% due 06/15/2001 (d)                  156,200        156,262
Queststar Pipeline
   9.380% due 06/01/2021                          200            208
RAS LAFFAN Liquid Natural Gas
   8.290% due 03/15/2014                          145            138
Reliant Energy, Inc.
   9.380% due 06/01/2001                        1,000          1,013
   6.380% due 11/01/2003                       22,250         21,802
   8.750% due 03/01/2022                       10,000         10,142
Rochester Telecom
   8.950% due 08/07/2001                        3,000          3,051
Scana Corp.
   7.210% due 02/08/2002 (d)                    3,100          3,102
   7.380% due 07/15/2002 (d)                   27,000         27,037
Sierra Pacific Power Co.
   7.160% due 06/12/2001 (d)                   39,000         39,000
Sierra Pacific Resources
   7.340% due 04/20/2003 (d)                    2,000          2,001
   6.200% due 04/15/2004                       20,000         19,009
SK Telecom Co. Ltd.
   7.750% due 04/29/2004                        5,000          4,961
Southern Energy
   7.900% due 07/15/2009                          175            166
Sprint Capital Corp.
   6.500% due 11/15/2001                       13,365         13,325
   6.970% due 11/15/2001 (d)                  101,700        101,745
   8.130% due 07/15/2002                       10,378         10,608
   5.880% due 05/01/2004                       43,500         41,718
System Energy Resources
   7.380% due 10/01/2000                        5,000          5,000
   7.710% due 08/01/2001                        5,800          5,817
Teco Energy, Inc.
   5.540% due 09/15/2001                       44,630         44,075
Telekomunikacja Polska SA
   7.130% due 12/10/2003                       12,200         11,935
   7.750% due 12/10/2008                       13,600         13,117
Tennessee Valley Authority
   3.380% due 01/15/2007 (i)                   10,893         10,211
   0.000% due 04/15/2042                          855            366

94 See accompanying notes

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------

Texas Utilities Co.
     6.660% due 12/01/2000                $    67,700  $      67,700
     7.210% due 06/25/2001                    131,200        131,111
     6.370% due 08/16/2001                      1,000            990
     7.590% due 09/24/2001                    208,800        209,907
     5.940% due 10/15/2001                      3,000          2,961
     6.500% due 08/16/2002                      2,600          2,578
Toledo Edison Co.
     8.180% due 07/30/2002                      1,400          1,423
     8.700% due 09/01/2002                     14,500         14,738
     7.850% due 03/31/2003                      7,000          7,082
     7.880% due 08/01/2004                        500            507
TXU Eastern Funding
     6.150% due 05/15/2002                     53,800         52,657
     6.450% due 05/15/2005                     18,270         17,321
U.S. West Communications, Inc.
     5.650% due 11/01/2004                      9,000          8,470
     6.630% due 09/15/2005                        400            389
     6.130% due 11/15/2005                        400            380
Union Electric Co.
     8.000% due 12/15/2022                      1,000            981
United Telecom, Inc.
     9.500% due 06/06/2001                        150            152
Western Resources, Inc.
     6.250% due 08/15/2003                      6,600          5,932
Williams Cos., Inc.
     6.130% due 02/01/2001                      3,000          2,988
     6.200% due 08/01/2002                      4,000          3,947
Wilmington Trust Co. - Tucson
Electric
   10.730% due 01/01/2013 (l)                     991          1,038
WorldCom, Inc.
     6.130% due 08/15/2001                      2,030          2,018
     6.920% due 11/26/2001 (d)                 12,700         12,713
     6.400% due 08/15/2005                      1,625          1,576
YPF Sociedad Anonima
     7.250% due 03/15/2003                     16,475         16,146
                                                       -------------
                                                           2,152,502
                                                       -------------
Total Corporate Bonds & Notes                             14,554,070
(Cost $14,785,594)                                     =============
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 0.8%
--------------------------------------------------------------------------------
Alabama 0.0%
Jefferson County Alabama Sewer Revenue Warrants,
(FGIC Insured), Series 2000
6.560% due 02/01/2029                                        4,500         3,718
5.910% due 02/01/2036                                          625           547

Montgomery Alabama Special Care Facilities Financing
Authority Revenue Bonds, (MBIA Insured), Series 1998
5.000% due 11/15/2029                                        2,000         1,743
                                                                     -----------
                                                                           6,008
                                                                     ===========
California 0.1%
California State Department of Water Resources Center
Valley Project Revenue Bonds, Series 2000
6.030% due 12/01/2029                                        2,500         2,056

California State General Obligation, Series 2000
5.630% due 05/01/2026                                        5,270         5,342
5.750% due 05/01/2030                                        1,000         1,023

Cook County Illinois General Obligation (FGIC
Insured),
Series 1999 5.000% due 11/15/2028                            6,445         5,688

Los Angeles California Wastewater System
Revenue Bonds, (FGIC Insured), Series 2000
5.900% due 06/01/2028                                        6,500         4,396

Los Angeles County Metropolitan Transportation
Authority
Sales Tax Revenue Bonds, (AMBAC Insured), Series 2000
5.740% due 07/01/2023                                        3,500         3,071

Orange County School Board, (MBIA Insured), Series
2000
5.710% due 08/01/2024                                        3,500         2,866

Port of Oakland California Revenue Bonds, (FGIC
Insured),
Series 2000 5.750% due 11/01/2029                        1,000             1,019

San Diego Public Facilities Financing
Authority
Revenue Bonds, (FGIC Insured), Series 1999
5.000% due 05/15/2029                                    1,000               923

San Francisco California City & County Airport
Community
Revenue, (MBIA Insured), Series 1998
4.500% due 05/01/2028                                    6,700             5,650
                                                                     -----------
                                                                          32,034
                                                                     ===========
Colorado 0.0%
E-470 Public Highway Authority Revenue Bonds,
(MBIA Insured), Series 2000
5.750% due 09/01/2035                                    2,500             2,497
                                                                     -----------
Florida 0.1%
Broward County Florida Airport System Revenue,
(AMBAC Insured), Series 2000
5.030% due 10/01/2023                                    1,328             1,024

Florida State Board of Education General Obligation,
(FGIC Insured), Series 2000
4.710% due 06/01/2023                                    3,500             2,310

Florida State Governmental Utility Authority
Utility Revenue, (AMBAC Insured), Series 2000
5.710% due 10/01/2029                                    6,453             5,267

Florida State Turnpike Authority Revenue
Bonds,
(FGIC Insured), Series 2000
4.440% due 07/01/2027                                    6,323             4,007

Greater Orlando Aviation Authority, Orlando Florida
Airport
Facitities Revenue Bonds, (FGIC Insured), Series 1999
5.130% due 10/01/2028                                    2,000             1,800

Lakeland Florida Electric & Water Revenue,
(MBIA Insured), Series 1999 5.000% due 10/01/2028        5,350             4,790

Modesto Public Financing Authority Lease Revenue,
(AMBAC Insured), Series 2000
5.740% due 09/01/2029                                    2,500             2,125

Orange Tourist Florida Tourist Development
Tax Revenue Bonds, (AMBAC Insured), Series
2000
5.500% due 10/01/2031                                    2,000             1,950

Tampa Florida Guaranteed Entitlement Revenue,
(AMBAC Insured), Series 2001
6.000% due 10/01/2005                                    2,230             2,322

Tampa Florida Utility Tax & Special Revenue,
(AMBAC Insured), Series 2001
6.000% due 10/01/2005                                    3,000             3,128
6.000% due 10/01/2008                                    1,500             1,586
                                                                     -----------
                                                                          30,309
                                                                     ===========
Georgia 0.1%
Atlanta Georgia Airport Revenue, (FGIC
Insured),
Series 2000 5.500% due 01/01/2026                        1,000               975

Atlanta Georgia Water & Wastewater Revenue,
(FGIC Insured), Series 1999
5.000% due 11/01/2038                                   44,600            39,205

Georgia Local Government Certificate Of
Participation,
(MBIA Insured), Series 2000
5.810% due 06/01/2028                                    9,950             6,866
                                                                     -----------
                                                                          47,046
                                                                     ===========
                                                       See accompanying notes 95

Total Return Fund
September 30, 2000 (Unaudited)                          Principal
                                                           Amount          Value
                                                           (000s)         (000s)
--------------------------------------------------------------------------------
Hawaii 0.0%
Honolulu Hawaii City & County Wastewater System
Revenue, (FGIC Insured), Series 1998
5.000% due 07/01/2023                                 $     6,935     $    6,231

Honolulu Hawaii City & County Wastewater System
Revenue, (FGIC Insured), Series 2000
5.210% due 07/01/2028                                       7,200          4,941
                                                                      ----------
                                                                          11,172
                                                                      ==========
Illinois 0.0%
Chicago Illinois Skyway Toll Bridge Revenue Bonds,
(AMBAC Insured), Series 2000
5.500% due 01/01/2031                                       2,000          1,920

Chicago Illinois General Obligations Unlimited,
(FGIC Insured), Series 2000
5.500% due 01/01/2040                                       3,500          3,321

Chicago Illinois Residual General Obligation,
(MBIA Insured), Series 2000
5.960% due 01/01/2028                                       3,100          2,461
                                                                      ----------
                                                                           7,702
                                                                      ==========
Kansas 0.0%
Wichita Kansas Hospital Revenue Bonds, Series 1999
6.250% due 11/15/2024                                       1,000          1,000
                                                                      ----------
Maryland 0.0%
Maryland St. Health & Higher Educational
Facilities
Authority Revenue Bonds, Series 1999
6.000% due 07/01/2039                                       3,000          3,096
                                                                      ----------
Massachusetts 0.1%
E-470 Public Highway Residual 144a Revenue Bonds,
(MBIA Insured), Series 2000
5.710% due 09/01/2021                                       2,590          2,104

Massachusetts Bay Transportation Authority
Revenue Bonds, (MBIA Insured), Series 2000
5.260% due 03/01/2021                                       4,150          3,164

Massachusetts State Turnpike Authority Revenue
Bonds,
(AMBAC Insured), Series 2000
5.910% due 01/01/2039                                      10,250          7,982

Massachusetts State Turnpike Authority Revenue Bonds,
(MBIA Insured), Series 2000
5.910% due 01/01/2037                                      13,550         10,620
                                                                      ----------
                                                                          23,870
                                                                      ==========
Minnesota 0.0%
Minnesota Agricultural & Economic Development Board
Revenue Bonds, Series 2000
6.380% due 11/15/2029                                       1,000          1,003

St. Cloud Minnesota Health Care Revenue Bonds,
Series 2000 5.750% due 05/01/2026                           1,000            994
                                                                      ----------
                                                                           1,997
                                                                      ==========
Mississippi 0.0%
Mississippi Development Bank Special Obligation,
(AMBAC Insured), Series 2000
5.810% due 07/01/2024                                       2,500          2,103
                                                                      ----------
Nevada 0.1%
Clark County Nevada General Obligations, (MBIA Insured),
Series 2000 8.440% due 07/01/2030                          20,913         19,422

Clark County Passenger Facility Charge Revenue
Bonds,
(MBIA Insured), Series 2000
5.210% due 07/01/2022                                       4,750          3,622
                                                                      ----------
                                                                          23,044
                                                                      ==========
New Jersey 0.0%
Essex County Improvement Authority Revenue Bonds,
(FGIC Insured), Series 2000
5.750% due 10/01/2030                                         500            503

New Jersey Health Care Facilities Financing Authority
Revenue Bonds, (MBIA Insured), Series 2000
5.130% due 07/01/2028                                       2,000          1,363
                                                                      ----------
                                                                           1,866
                                                                      ==========
New York 0.2%
Long Island Power Authority Revenue Bonds,
(FSA Insured), Series 2000 6.160% due 12/01/2022            4,500          3,876

Long Island Power Authority Revenue Bonds,
(MBIA Insured), Series 2000
6.410% due 12/01/2026                                       5,500          4,806

New York City Municipal Bond, Series 1997
6.960% due 08/01/2002 (d)                                   6,108          6,102

New York City Municipal Water Finance Authority,
(MBIA-IBC Insured), Series 2000
5.130% due 06/15/2025                                       6,565          4,743

New York City Transitional Finance Authority Revenue
Bonds, (FGIC Insured), Series 1998
4.750% due 11/15/2023                                       5,000          4,321

New York City Transitional Finance Authority
Revenue Bonds, Series 2000
5.500% due 11/01/2024                                       2,500          2,431

New York City, New York General Obligation, Series D
6.900% due 08/01/2002 (d)                                  14,815         14,815

New York State Dorm Authority Lease Revenue Bonds,
(FSA Insured), Series 1998
4.750% due 01/15/2029                                       3,850          3,267

New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 1998
5.000% due 02/15/2023                                       5,100          4,582

New York State Thruway Authority General Obligation,
Series 1998 5.000% due 01/01/2025                             300            267

Niagara Frontier Airport Revenue Bonds, (MBIA Insured),
Series 1999 5.630% due 04/01/2029                           1,000            969

Port Authority of New York & New Jersey Revenue Bonds,
(MBIA Insured), Series 1997
5.750% due 12/01/2022                                       4,500          4,519
                                                                      ----------
                                                                          54,698
                                                                      ==========
North Dakota 0.0%
Mercer County Improvement Authority Revenue Bonds,
Series 1978 5.800% due 01/01/2018                           6,460          6,678
                                                                      ----------
Ohio 0.0%
Hamilton County Ohio Sales Tax Revenue Bonds,
(MBIA Insured), Series 2000
5.460% due 12/01/2027                                       3,250          2,637
                                                                      ----------
Pennsylvania 0.0%
Allegheny County Hospital Development Authority
Revenue Bonds, (MBIA Insured), Series 2000 A
6.500% due 11/15/2030                                       1,000          1,053

Philadelphia School District General Obligation Unlimited,
(MBIA Insured), Series 2000
5.210% due 04/01/2027                                       3,150          2,217

Pittsburgh & Allegheny County Revenue Bonds,
(AMBAC Insured), Series 1999
5.000% due 02/01/2029                                         500            446
                                                                      ----------
                                                                           3,716
                                                                      ==========
96 See accompanying notes

                                                       Principal
                                                          Amount           Value
                                                          (000s)          (000s)
--------------------------------------------------------------------------------
Puerto Rico 0.0%
Puerto Rico Commonwealth General Obligation,
(MBIA Insured), Series 2000
5.875% due 07/01/2035                                 $    8,920     $     9,062
                                                                     -----------
Texas 0.1%
Dallas-Fort Worth International Airport Revenue,
(FGIC Insured), Series 2000
6.000% due 11/01/2028                                      4,000           4,060

Harris County Health Facilities Development Corporation
Revenue, (MBIA Insured), Series 2000
6.140% due 07/01/2021                                      3,500           2,993

Houston Independent School District General Obligation,
(PSF Insured), Series 1999
4.750% due 02/15/2026                                     30,175          25,460

Houston Texas Airport System Revenue, (FGIC Insured),
Series 1998 5.000% due 07/01/2025                          5,500           4,904

Houston, Texas, Water & Sewer System Revenue,
(FGIC Insured), Series 2000
5.250% due 12/01/2030                                     1,000              926
                                                                     -----------
                                                                          38,343
                                                                     ===========
Utah 0.0%
Weber County, Utah Hospital Revenue Bonds, Series 1999
5.000% due 08/15/2030                                        500             423
                                                                     -----------
Washington State 0.0%
Seattle Washington General Obligation, Series 2000
5.960% due 12/15/2028                                      3,000           2,378
                                                                     -----------
Washington, DC 0.0%
Washington D.C. Convention Center Authority Dedicated
Tax Revenue, (AMBAC Insured), Series 2000
5.030% due 10/01/2028                                      6,500           4,688
                                                                     -----------
Total Municipal Bonds & Notes                                            316,367
(Cost $315,244)                                                      ===========
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 0.8%
--------------------------------------------------------------------------------
A.I.D. Housing Guarantee - Peru
     9.980% due 08/01/2008                                   935             957
Federal Farm Credit Bank
     6.400% due 01/16/2002                                   100             100
     5.730% due 03/28/2003                                   300             295
Federal Home Loan Bank
     7.270% due 02/15/2002 (d)                            17,000          16,788
     6.210% due 12/30/2002                                   200             198
     5.130% due 09/15/2003                                   350             337
     5.140% due 09/22/2003                                   600             576
     6.000% due 06/30/2004                                 1,000             979
     6.250% due 08/13/2004                                   250             248
     6.030% due 01/22/2009                                   275             256
     0.000% due 09/29/2017                                 2,000             487
     0.000% due 09/10/2018                                15,000           3,711
Federal Home Loan Mortgage Corp.
     5.500% due 05/15/2002                                   435             429
     7.000% due 02/15/2003                                   500             506
     7.380% due 05/15/2003                                 3,500           3,574
     6.880% due 01/15/2005                                    95              96
     5.750% due 03/15/2009                                 1,955           1,824
     6.630% due 09/15/2009                                 1,335           1,321
     6.750% due 06/03/2013                                   400             373
Federal National Mortgage Assn.
     0.000% due 08/15/2001                                   105              99
     6.100% due 09/14/2001                                   100             100
     5.380% due 03/15/2002                                   750             739
     6.250% due 11/15/2002                                   115             114
     6.000% due 03/03/2003                                   500             493
     6.100% due 03/20/2003                                   250             247
     5.500% due 12/29/2003                                   500             485
     5.750% due 06/15/2005                                   900             872
     6.560% due 12/10/2007                                   190             185
     5.250% due 01/15/2009                                    80              72
     6.630% due 09/15/2009                                 1,000             993
Small Business Administration
     7.450% due 08/01/2010                               107,300         109,273
Student Loan Marketing Assn.
     6.840% due 04/25/2004 (d)                             6,925           6,916
     6.480% due 07/25/2004 (d)                               842             840
     6.740% due 10/25/2004 (d)                            15,532          15,495
     6.830% due 10/25/2004 (d)                            24,678          24,639
     6.710% due 10/25/2005 (d)                            14,542          14,490
     6.920% due 04/25/2006 (d)                            84,060          83,739
                                                                     -----------
Total U.S. Government Agencies                                           292,846
(Cost $282,885)                                                      ===========
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 13.7%
--------------------------------------------------------------------------------
Treasury Inflation Protected
Securities (i)
     3.630% due 07/15/2002                             1,118,428       1,118,079
     3.380% due 01/15/2007 (j)                           239,835         231,965
     3.630% due 01/15/2008 (j)                           456,306         445,897
     3.880% due 01/15/2009 (j)                           218,316         216,542
     3.630% due 04/15/2028 (j)                            70,496          67,015
     3.880% due 04/15/2029 (j)                             6,703           6,661
U.S. Treasury Bonds
    12.380% due 05/15/2004                                 1,000           1,206
     0.000% due 02/15/2015                               188,900         280,812
     8.130% due 08/15/2019                                31,000          37,859
     0.000% due 08/15/2020                               349,245         453,691
     8.130% due 05/15/2021                                57,500          70,887
     8.130% due 08/15/2021                               134,200         165,653
     8.000% due 11/15/2021                               142,620         174,264
     7.250% due 08/15/2022                                   275             313
     6.250% due 08/15/2023                                 1,425           1,452
     0.000% due 02/15/2026                               184,400         182,729
     6.130% due 11/15/2027                                   200             202
     5.500% due 08/15/2028                                59,900          55,613
     6.130% due 08/15/2029                                 8,000           8,173
     6.250% due 05/15/2030                               535,200         562,797
U.S. Treasury Notes
     6.750% due 05/15/2005                               235,000         243,519
     5.630% due 05/15/2008                                   500             491
     6.500% due 02/15/2010                                   320             333
U.S. Treasury Strips
     0.000% due 05/15/2013                                 4,500           2,096
     0.000% due 02/15/2014                                64,900          28,801
     0.000% due 02/15/2015                               135,000          56,298
     0.000% due 05/16/2015                               152,700          62,719
     0.000% due 08/15/2015                               170,400          68,833
     0.000% due 11/15/2018                               108,200          35,915
     0.000% due 11/15/2021                               795,000         222,563
     0.000% due 11/15/2024                               207,000          49,161
                                                                     -----------
Total U.S. Treasury Obligations                                        4,852,539
(Cost $4,846,168)                                                    ===========
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 73.3%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 22.5%
ABN AMRO Mortgage Corp.
     6.750% due 09/25/2028                                 3,765           3,547
     6.500% due 06/25/2029                                 7,093           6,516
ABSC Long Beach Home Equity Loan Trust
     6.880% due 08/31/2030 (d)                           137,705         137,705
American Southwest Financial Securities Corp.
     7.400% due 11/17/2004                               34,802          35,077
    12.250% due 11/01/2014                                    32              32
    12.500% due 04/01/2015                                   279             281
    12.000% due 05/01/2015                                   498             507
     7.250% due 11/25/2038                                54,826          53,198
Aurora Loan Services
     7.340% due 05/25/2030 (d)                            42,548          42,481
Banc of America Funding Corporation
     6.750% due 11/20/2032                                17,000          16,074
Bank of America Mortgage Securities, Inc.
     6.250% due 07/25/2014                                10,040           9,533
     6.250% due 08/25/2028                                25,000          22,518
     6.500% due 05/25/2029                                35,565          32,818
     7.250% due 10/25/2029                                10,371           9,356

                                                      See accompanying notes 97

Total Return Fund
September 30, 2000 (Unaudited)              Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------------------
Bear Stearns Mortgage Securities, Inc.
     7.000% due 08/20/2018                 $    9,999   $      9,457
     7.380% due 10/25/2023 (d)                  3,046          3,227
     6.350% due 08/25/2024                      1,481          1,474
    10.000% due 08/25/2024                      5,000          5,606
     7.000% due 03/25/2027                      7,000          6,738
     8.130% due 09/25/2027                      3,000          3,020
     7.450% due 12/25/2027                         62             62
     7.000% due 02/25/2028                     10,000          9,624
     7.000% due 05/20/2030                     34,574         33,869
     7.170% due 06/25/2030                      6,890          6,802
Capital Asset Research Funding LP
     5.910% due 12/15/2005                        153            152
Cendant Mortgage Corp.
     7.250% due 04/18/2013                        829            827
     6.510% due 11/18/2028 (d)                 13,739         12,760
     6.500% due 11/18/2028 (d)                  5,952          5,009
Centre Re
     6.720% due 02/01/2009                     30,620         29,308
Chase Mortgage Finance Corp.
     8.250% due 10/25/2010                        231            230
     7.000% due 07/25/2024                      2,275          2,262
     7.000% due 08/25/2024                      2,890          2,810
     6.750% due 03/25/2025                     11,449          9,911
     6.320% due 04/25/2025 (d)                 17,759         17,939
     6.750% due 10/25/2028                     39,000         36,712
     6.350% due 07/25/2029                     70,207         69,509
Chemical Mortgage Securities
     7.250% due 01/25/2026                     11,477         11,356
Citicorp Mortgage Securities, Inc.
     7.650% due 10/25/2022 (d)                  9,687          9,709
     6.250% due 04/25/2024                     11,796         10,407
     6.250% due 05/25/2024                      3,753          3,726
     7.250% due 10/25/2027                     20,462         19,666
     6.750% due 09/25/2028                      8,806          8,354
     5.900% due 05/25/2029                     12,282         12,199
CMC Securities Corp.
     7.520% due 09/25/2023 (d)                      0          3,454
     8.420% due 04/25/2025 (d)                    154            156
     7.250% due 11/25/2027                      9,293          9,115
     6.150% due 05/25/2028 (d)                     72             72
     6.750% due 05/25/2028                      5,000          4,720
CMSI 2000
     7.500% due 10/30/2030                     11,233         10,524
Collateralized Mortgage Obligation Trust
    10.200% due 02/01/2016                      2,259          2,276
     7.250% due 04/23/2017                         62             62
     8.000% due 09/20/2021                      6,301          6,293
Collateralized Mortgage Securities Corp.
    11.450% due 09/01/2015                        969            979
    11.450% due 11/01/2015 (d)                      2              2
     8.750% due 04/20/2019                        403            411
COMM
     6.150% due 02/15/2008                     15,326         14,896
     6.490% due 12/16/2011 (d)                  9,000          9,014
Countrywide Alternative Loan Trust
     8.000% due 07/25/2030                     21,089         21,340
Countrywide Funding Corp.
     6.630% due 02/25/2024                     33,827         31,226
Countrywide Home Loans
     6.500% due 07/25/2013                      5,676          5,293
     8.790% due 07/25/2024 (d)                  2,314          2,332
     6.750% due 11/25/2025                     25,567         22,795
     7.500% due 04/25/2027                      1,534          1,533
     7.500% due 06/25/2027                     12,122         12,142
     7.500% due 09/25/2027                     20,000         19,704
     7.250% due 12/25/2027                      6,224          5,965
     7.250% due 02/25/2028                     57,846         55,542
     6.750% due 06/25/2028                     15,103         13,461
     6.750% due 08/25/2028                     10,024          9,945
     6.750% due 11/25/2028                      3,000          2,803
     6.500% due 01/25/2029                     24,978         23,306
     6.500% due 03/25/2029                     21,744         20,032
     6.050% due 04/25/2029                      1,337          1,320
     7.250% due 08/25/2029                      5,700          5,381
     7.750% due 08/31/2030                     29,310         27,761
Crusade Global Trust
     7.010% due 05/15/2021 (d)                100,000        100,250
CS First Boston Mortgage Securities Corp.
     6.750% due 12/27/2028                     12,607         10,467
     6.960% due 06/20/2029                        124            124
DLJ Commercial Mortgage Corp.
     6.880% due 05/05/2003 (d)                 31,164         31,183
DLJ Mortgage Acceptance Corp.
     8.670% due 05/25/2024 (d)                    107            109
     6.850% due 12/17/2027                      6,605          6,585
Donaldson, Lufkin & Jenrette, Inc.
     6.450% due 08/01/2021 (d)(l)               3,985          4,256
     8.410% due 12/25/2022 (d)                  1,593          1,614
     8.580% due 03/25/2024 (d)                    460            468
Drexel Mortgage Funding
     9.500% due 11/20/2017                        622            626
DVI Business Credit Receivable
     6.460% due 10/15/2003 (d)                  3,850          3,891
FBS Mortgage Corp.
     7.140% due 11/25/2024                        364            363
Federal Home Loan Mortgage Corp.
     8.000% due 03/15/2002                        103            103
     6.750% due 10/15/2003                     14,399         14,364
     7.000% due 10/15/2003                      3,497          3,498
     7.500% due 11/01/2003                      4,476          4,513
     7.000% due 12/15/2003                         89             89
    10.150% due 04/15/2006                          8              8
     6.500% due 07/15/2006                      7,832          7,799
     6.500% due 08/15/2006                        523            520
     6.770% due 03/12/2007                        400            403
     7.500% due 05/01/2007                      1,345          1,363
     5.500% due 10/15/2007                      4,494          4,450
     6.500% due 05/15/2008                      1,000            993
     3.050% due 06/15/2008 (d)                    157            144
     7.000% due 08/15/2008                      3,353            361
     6.000% due 11/15/2008                        225            218
     6.200% due 12/15/2008                      4,487          4,164
     6.000% due 03/15/2009                        265            258
     7.550% due 03/15/2012                        180            181
     8.500% due 08/15/2013                      2,000          2,051
     8.500% due 09/15/2013                      5,941          6,066
     6.000% due 11/15/2014                        400            360
     5.400% due 05/25/2016                      1,675          1,664
     6.250% due 10/15/2017                     16,572         16,466
     5.900% due 03/15/2018                      3,420          3,399
     6.350% due 03/25/2018                        179            177
     5.250% due 05/15/2018                        156            155
    10.000% due 08/01/2018                         57             60
     6.500% due 10/15/2018                        480             19
     6.400% due 02/15/2019                     13,420         13,329
     6.500% due 05/15/2019                        173            172
     5.800% due 06/15/2019                      5,032          5,004
     6.250% due 07/15/2019                     18,216         18,086
     5.000% due 08/15/2019                         85             84
     7.500% due 01/15/2020                      2,676          2,671
     7.080% due 06/15/2020 (d)                     88             88
     5.250% due 07/15/2020                        304            299
     5.500% due 10/15/2020                         55             54
     9.500% due 11/15/2020                      3,189          3,366
     9.000% due 12/15/2020                        795            822
     8.750% due 12/15/2020                      1,265          1,295
     6.000% due 12/15/2020                        252            242
     9.000% due 12/15/2020                      1,602          1,653
     9.500% due 01/15/2021                      1,955          2,056
     6.250% due 01/15/2021                        200            196
     8.000% due 04/15/2021                         89             91
     6.500% due 05/15/2021                        104            103
     6.500% due 05/17/2021                         57             55
     8.500% due 06/15/2021                     24,203         24,926
     6.950% due 07/15/2021                        439            441
     9.000% due 07/15/2021                      1,969          2,051
     9.500% due 07/15/2021                      1,203          1,310
     8.000% due 07/15/2021                      9,502          9,533
     6.200% due 08/15/2021                      1,158          1,148
     6.950% due 08/15/2021                        157            154

98 See accompanying notes

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------

   8.000% due 08/15/2021                  $    23,472   $     23,808
   7.000% due 09/15/2021                          274            272
   6.500% due 09/15/2021                       29,896         29,579
   7.000% due 10/15/2021                            9              9
   8.000% due 12/15/2021                       18,405         18,931
   6.850% due 01/15/2022                          700            692
   8.250% due 06/15/2022                        5,000          5,101
   7.000% due 07/15/2022                        9,380          9,144
   8.500% due 10/15/2022                        7,029          7,303
   7.500% due 01/15/2023                       17,740         17,313
   7.000% due 05/15/2023                       10,499          9,810
   7.000% due 07/15/2023                          270            246
   7.500% due 07/15/2023                          395            399
   6.500% due 07/15/2023                          272            266
   6.500% due 08/15/2023                      141,607        140,328
   6.850% due 10/25/2023                        3,059          2,992
   6.500% due 11/15/2023                          135            117
   7.500% due 01/20/2024                          103            103
   5.000% due 02/15/2024                          116             97
   6.500% due 02/15/2024                           21             21
   6.500% due 03/15/2024                          320            283
   8.000% due 04/25/2024                          475            484
   6.250% due 05/15/2024                       13,357         11,838
   7.250% due 08/15/2024                          190            190
   8.000% due 09/15/2024                       16,250         16,398
   7.500% due 02/15/2025                        3,620          3,639
   7.000% due 09/17/2025                           40             39
   6.500% due 03/15/2026                          110            104
   8.020% due 10/01/2026 (d)                    2,926          2,985
   6.000% due 11/15/2026                          550            510
   7.500% due 01/15/2027                       25,182         24,035
   7.000% due 01/15/2027                           61             61
   8.000% due 02/15/2027                       34,599         34,657
   7.500% due 03/17/2027                       20,000         19,806
   6.750% due 05/15/2027                          824            819
   7.500% due 06/20/2027                       19,568         18,783
   6.500% due 08/15/2027                       15,642         12,949
   6.500% due 10/15/2027                       32,300         29,407
   6.000% due 11/15/2027                          665            616
   6.500% due 01/25/2028                        8,691          7,893
   7.000% due 02/15/2028                        1,593          1,520
   6.500% due 04/15/2028                      158,188        144,424
   6.500% due 05/15/2028                       48,000         43,284
   6.500% due 06/15/2028                       61,318         51,465
   6.500% due 06/20/2028                       23,392         19,621
   6.500% due 07/15/2028                       70,438         58,390
   6.500% due 08/15/2028                      275,986        229,683
   7.000% due 11/15/2028                        9,000          8,570
   6.500% due 12/15/2028                        7,057          5,506
   6.000% due 12/15/2028                       23,099         18,817
   6.250% due 12/15/2028                        1,673          1,376
   6.500% due 01/15/2029                       10,411          9,614
   6.000% due 02/15/2029                        3,873          2,877
   6.500% due 03/15/2029                       25,864         22,421
   6.500% due 06/01/2029                          106            102
   6.500% due 07/01/2029                        1,084          1,043
   8.000% due 07/15/2029                        1,250          1,222
   7.500% due 08/15/2030                          201            192
   7.000% due 09/15/2030 (d)                   18,100         15,280
   7.120% due 09/30/2030                       15,200         15,053
   7.500% due 10/15/2030                       27,350         25,991
   6.500% due 08/15/2032 (d)                   26,172         25,687
Federal National Mortgage Assn.
   9.100% due 02/25/2002                          194            193
   7.500% due 05/25/2005                        6,700          6,757
   7.500% due 02/25/2006                          375            377
   6.500% due 05/01/2006                          142            141
   6.500% due 07/25/2006                           50             50
   8.000% due 11/25/2006                           30             30
   6.350% due 12/25/2006                            8              8
   6.000% due 07/25/2007                          300            296
   5.580% due 08/25/2007 (d)                       10              9
   6.740% due 08/25/2007                          145            142
   6.270% due 09/25/2007                        3,000          2,852
   7.000% due 10/25/2007                          200            200
   6.500% due 05/25/2008                          500            497
  10.500% due 08/25/2008                        7,146          7,851
   6.000% due 08/25/2008                           69             68
   7.450% due 09/25/2008 (d)                    1,606          1,463
   6.750% due 11/25/2010                          886            881
   7.000% due 01/25/2011                          100             99
   6.000% due 03/18/2015                       11,217         11,128
   8.000% due 12/25/2016                          181            183
   9.250% due 04/25/2018                          173            182
   9.300% due 05/25/2018                          672            699
   9.500% due 06/25/2018                          564            589
   7.210% due 06/25/2018 (d)                        3              3
   9.500% due 11/25/2018                        6,998          7,155
   6.000% due 02/25/2019                        4,242          4,195
   6.500% due 03/25/2019                          885            872
   9.500% due 06/25/2019                        1,339          1,400
   5.650% due 07/25/2019                          457            454
   9.300% due 08/25/2019                           73             77
   6.350% due 08/25/2019                          207            205
   8.000% due 10/25/2019                          620            618
   9.000% due 12/25/2019                        5,985          6,159
   7.500% due 12/25/2019                           74             73
   7.500% due 05/25/2020                        3,225          3,241
   6.750% due 06/25/2020                          248            247
   7.080% due 07/18/2020 (d)                       46             46
   7.000% due 07/25/2020                          327            326
   9.000% due 09/25/2020                        3,338          3,452
   7.000% due 09/25/2020                       12,693         12,648
   6.500% due 09/25/2020                        1,367          1,355
   5.000% due 09/25/2020                          200            190
   8.000% due 12/25/2020                       26,225         26,782
   7.160% due 12/25/2020 (d)                       10             10
   8.750% due 01/25/2021                        3,151          3,232
   9.000% due 01/25/2021                        5,264          5,483
   5.750% due 02/18/2021                          100             96
   7.500% due 03/25/2021                        2,159          2,150
   9.000% due 03/25/2021                          459            473
   7.000% due 05/25/2021                          300            293
   7.500% due 06/25/2021                           46             46
   6.500% due 06/25/2021                        6,096          5,834
   8.000% due 07/25/2021                       14,905         15,091
   8.500% due 09/25/2021                        5,376          5,544
   7.000% due 10/25/2021                        9,317          9,113
   8.000% due 10/25/2021                       22,645         22,940
   7.000% due 11/25/2021                       23,206         23,031
   6.000% due 12/25/2021                           34             34
   4.000% due 01/25/2022                          126            113
   8.000% due 01/25/2022                       21,700         21,968
   8.000% due 03/25/2022                           72             72
   7.000% due 04/25/2022                       17,091         16,299
   5.000% due 04/25/2022                           48             44
  10.000% due 05/01/2022                          133            141
   7.380% due 05/25/2022                        9,227          9,100
   7.000% due 06/25/2022                        1,276          1,249
   8.000% due 06/25/2022                        3,861          3,915
   8.000% due 07/25/2022                       60,892         61,455
   7.000% due 07/25/2022                        5,582          5,516
   6.500% due 10/25/2022                        4,048          3,672
   7.800% due 10/25/2022                        3,328          3,325
   6.500% due 12/25/2022                          195            192
   7.000% due 03/25/2023                       28,890         27,361
   6.500% due 05/18/2023                       10,717         10,601
   6.900% due 05/25/2023                          159            142
   7.000% due 06/25/2023                        5,258          4,769
   6.000% due 08/25/2023                        2,703          2,529
   6.500% due 08/25/2023                           35             34
   6.000% due 08/25/2023                       11,122          9,496
   1.000% due 09/25/2023                          226            204
   6.750% due 09/25/2023                        3,971          3,558
   6.750% due 10/25/2023                          597            512
   7.500% due 10/25/2023                           50             51
   6.500% due 11/25/2023                           85             83
   6.500% due 12/25/2023                        1,317          1,145
   7.100% due 12/25/2023                        6,769          6,465
   6.500% due 01/25/2024                        2,656          2,386

                                                       See accompanying notes 99

Total Return Fund
September 30, 2000 (Unaudited)                 Principal
                                                  Amount          Value
                                                  (000s)         (000s)
--------------------------------------------------------------------------------
     7.250% due 02/25/2024                    $       17   $         17
     6.500% due 02/25/2024                         5,150          4,794
     7.500% due 06/20/2024                           106            107
     6.500% due 08/17/2024                        17,000         16,096
     7.000% due 02/18/2025                           121            121
     6.600% due 05/18/2025                           219            212
     7.500% due 11/17/2025                           289            286
     7.500% due 12/25/2025                           360            354
     7.000% due 02/15/2026                           180            178
     7.000% due 07/18/2026                           450            433
     6.500% due 09/18/2026                           120            114
     7.000% due 12/18/2026                        16,310         15,014
     6.000% due 12/25/2026                           170            157
     6.000% due 03/25/2027                           320            295
     6.000% due 05/17/2027                         5,470          4,756
     6.500% due 07/18/2027                           173            148
     7.000% due 07/18/2027                           460            446
     8.000% due 08/18/2027                           286             79
     7.500% due 08/20/2027                         2,503          2,398
     6.890% due 02/01/2028 (d)                     1,292          1,328
     7.020% due 04/18/2028 (d)                     3,211          3,216
     6.500% due 06/25/2028                         4,700          4,325
     6.500% due 07/18/2028                        67,412         60,818
     6.000% due 07/18/2028                         8,649          6,778
     9.100% due 09/25/2028                        20,532         22,196
     6.250% due 02/25/2029                           500            429
     6.000% due 04/25/2029                        10,809          7,804
     7.120% due 08/25/2030 (d)                    94,976         94,925
     7.070% due 09/01/2030 (d)                    85,000         84,920
     6.300% due 10/17/2038                        15,471         13,551
First Commonwealth Savings & Loan
    10.380% due 04/01/2005                            16             17
First Nationwide Trust
     6.500% due 03/25/2029                         4,400          4,128
     6.750% due 07/25/2029                         5,498          5,462
     7.750% due 09/19/2030                         6,000          5,544
First Union Residential Securitization, Inc.
     7.000% due 04/25/2025                           356            346
     6.750% due 08/25/2028                         9,048          8,047
Gaston Oaks PLC
     6.930% due 01/01/2036                         4,922          4,871
General Electric Capital Mortgage Services, Inc.
     6.000% due 01/25/2009                         1,148          1,140
     6.750% due 12/25/2012                         2,498          2,479
     6.500% due 09/25/2023                         1,175          1,019
     6.500% due 12/25/2023                         8,631          7,454
     6.500% due 01/25/2024                         3,895          3,339
     6.500% due 02/25/2024                             1              1
     6.500% due 03/25/2024                        66,953         61,533
     6.500% due 04/25/2024                        66,640         55,826
     7.250% due 05/25/2026                         3,780          3,663
     7.500% due 06/25/2027                        21,893         21,707
     7.500% due 07/25/2027                        10,129          9,926
     7.000% due 10/25/2027                        14,502         13,726
     7.000% due 11/25/2027                        72,500         69,853
     6.650% due 05/25/2028                         6,902          6,833
     6.750% due 05/25/2028                        23,934         21,974
     6.750% due 06/25/2028                        20,517         19,333
     6.550% due 06/25/2028                        23,450         22,829
     6.600% due 06/25/2028                         7,106          7,045
     6.750% due 06/25/2028                         1,314          1,304
     6.750% due 10/25/2028                         9,311          8,785
     6.250% due 12/25/2028                        54,952         49,910
     6.500% due 12/25/2028                        19,500         18,009
     6.500% due 05/25/2029                         9,858          9,075
     6.750% due 05/25/2029                        20,000         18,531
     6.500% due 07/25/2029                        95,240         87,417
     5.950% due 07/25/2029                        24,794         24,466
     6.000% due 07/25/2029                        23,507         23,065
     6.250% due 07/25/2029                       132,674        128,277
     7.250% due 08/25/2029                         8,000          7,606
     7.000% due 09/25/2029                        15,957         15,013
General Motors Acceptance Corp.
     6.920% due 07/20/2002 (d)                     3,287          3,287
     6.700% due 03/15/2008                        29,732         28,905
GGP-Homart
     7.040% due 06/10/2003 (d)                    19,600         19,643
GMAC Commercial Mortgage Securities, Inc.
     6.150% due 11/15/2007                           264            256
     6.970% due 05/15/2008                        28,427         28,360
     6.570% due 09/15/2033                        30,119         29,617
     6.950% due 09/15/2033                        25,060         24,703
GMAC Mortgage Corporation Loan Trust
     7.500% due 05/25/2030                        12,000         11,895
Goldman Sachs Mortgage Corp.
     6.000% due 12/31/2007 (l)                     8,635          8,030
Government National Mortgage Association
     6.250% due 06/20/2022                        43,622         43,216
     7.220% due 06/20/2023 (d)                    48,214         48,122
     7.250% due 12/16/2023                         7,444          7,468
     7.000% due 01/15/2024                           414            409
     8.000% due 05/16/2024                            73             73
     7.000% due 03/20/2026                           320            310
     7.000% due 08/20/2026                           114            111
     7.500% due 02/16/2027                             1              1
     7.500% due 07/16/2027                        29,918         28,903
     7.000% due 12/20/2027                        18,416         17,479
     6.500% due 06/20/2028                        30,965         25,382
     6.500% due 07/20/2028                        39,127         31,695
     6.500% due 09/20/2028                        28,461         23,948
     6.500% due 01/20/2029                        27,852         23,106
     6.500% due 03/20/2029                        16,259         14,914
     8.000% due 03/20/2029                         7,151          7,305
     6.000% due 05/20/2029                        10,831          8,518
     7.500% due 01/20/2030                           315            310
     7.500% due 09/20/2030                         5,000          4,774
     7.130% due 09/20/2030 (d)                    13,800         13,797
     7.070% due 10/30/2030                        58,500         58,518
Greenwich
     7.980% due 04/25/2022 (d)                       425            424
     7.810% due 07/25/2022 (d)                       109            108
     8.150% due 10/25/2022 (d)                        55             55
     8.190% due 04/25/2023 (d)                       918            915
     8.780% due 04/25/2024 (d)                       848            858
     8.860% due 06/25/2024 (d)                       493            500
     9.690% due 08/25/2024 (d)                       914            923
     9.480% due 11/25/2024 (d)                       195            195
GS Mortgage Securities Corp.
     6.060% due 10/18/2030                             0              0
Harborview Mortgage Loan Trust
     7.470% due 08/19/2030                        22,975         23,176
Headlands Mortgage Securities, Inc.
     7.250% due 11/25/2012                         2,043          2,043
     7.160% due 12/25/2012                           775            773
     7.250% due 11/25/2027                        18,456         18,260
     7.000% due 02/25/2028                           560            557
ICI Funding Corp. Secured Assets Corp.
     7.250% due 09/25/2027                        18,068         17,744
     7.750% due 03/25/2028                         1,868          1,819
Impac CMB Trust
     6.870% due 07/25/2028 (d)                     1,061          1,062
Impac Secured Assets CMN Owner Trust
     7.320% due 10/25/2030 (d)                    62,000         62,000
Imperial CMB Trust
     6.950% due 09/25/2026 (d)                     6,035          6,039
     6.650% due 11/25/2029                         1,063          1,055
Independent National Mortgage Corp.
     6.650% due 10/25/2024                         2,723          2,633
     9.140% due 11/25/2024 (d)                         5              5
     8.560% due 11/25/2024 (d)                     1,140          1,155
     8.750% due 12/25/2024                            30             31
     9.070% due 01/25/2025 (d)                       107            109
     8.000% due 06/25/2025                             7              7
     8.230% due 07/25/2025 (d)                     6,762          6,821
     7.500% due 09/25/2025                           782            780
International Mortgage Acceptance Corp.
    12.250% due 03/01/2014                           255            291
J.P. Morgan Commercial Mortgage Finance Corp.
     8.230% due 02/25/2028                         1,615          1,617
     6.530% due 01/15/2030                        20,000         19,545

100 See accompanying notes

                                               Principal
                                                Amount         Value
                                                (000s)        (000s)

Kidder Peabody Acceptance Corp.
   8.310% due 09/25/2024 (d)                  $    7,392   $      7,417
LB Mortgage Trust
   8.400% due 01/20/2017                          38,879         40,339
Mellon Residential Funding Corp.
   6.500% due 02/25/2028                          10,000          8,663
   6.350% due 06/25/2028                          22,000         21,585
   6.110% due 01/25/2029                          23,900         22,922
   6.570% due 07/25/2029                          44,000         42,688
   6.580% due 07/25/2029                          55,500         54,805
   6.460% due 07/25/2029                           6,631          6,602
Merrill Lynch Mortgage Investors, Inc.
   7.000% due 06/15/2021                           2,182          2,187
   7.150% due 06/15/2021 (d)                       4,694          4,617
   7.410% due 06/15/2021 (d)                       4,404          4,340
   6.950% due 06/18/2029                          36,420         36,421
Midland Realty Acceptance Corp.
   7.020% due 01/25/2029                          19,667         19,552
MLCC Mortgage Investors, Inc.
   6.870% due 09/15/2026 (d)                      18,580         18,556
Morgan Stanley Capital
   6.860% due 05/15/2006                           2,041          2,037
   6.190% due 01/15/2007                          20,866         20,449
   6.160% due 04/03/2009                          13,464         13,058
   7.460% due 02/15/2020                          11,450         11,640
   6.590% due 10/03/2030                           6,612          6,546
Morgan Stanley, Dean Witter, Discover and Co.
   6.850% due 07/25/2027 (d)                         677            673
Mortgage Capital Funding, Inc.
   7.800% due 04/15/2006                             500            510
   7.010% due 09/20/2006                          15,545         15,399
   7.600% due 05/25/2027                          12,959         13,133
NationsBanc Montgomery Funding Corp.
   6.750% due 06/25/2028                          10,000          9,419
   6.500% due 07/25/2028                          14,470         13,325
   6.750% due 08/25/2028                          20,009         18,191
   6.250% due 10/25/2028                           2,000          1,804
Nationslink Funding Corp.
   5.810% due 02/10/2001                          14,502         14,444
   6.330% due 10/22/2004                           6,542          6,447
   6.650% due 02/10/2006                          12,124         11,968
   6.970% due 04/10/2007 (d)                       7,417          7,419
Nomura Asset Securities Corp.
   8.490% due 05/25/2024 (d)                       1,701          1,743
Norwest Asset Securities Corp.
   6.750% due 12/25/2012                          16,624         16,427
   6.500% due 06/25/2013                           3,129          3,059
   7.500% due 03/25/2027                           1,943          1,938
   6.750% due 09/25/2027                           2,957          2,899
   6.350% due 04/25/2028                           1,747          1,733
   6.750% due 05/25/2028                           5,000          4,587
   6.250% due 08/25/2028                           4,355          4,307
   6.250% due 09/25/2028                             418            377
   6.750% due 10/25/2028                          18,215         17,208
   6.500% due 12/25/2028                          20,000         18,448
   6.500% due 01/25/2029                             373            279
   6.500% due 02/25/2029                          67,312         62,208
   6.500% due 04/25/2029                          26,751         24,622
   6.300% due 04/25/2029                           8,082          7,847
   6.200% due 04/25/2029                          77,385         74,553
   5.950% due 04/25/2029                         111,948        108,611
   6.000% due 05/25/2029                          19,713         19,332
   6.250% due 05/25/2029                             504            485
   6.500% due 06/25/2029                          46,178         42,395
   6.750% due 08/25/2029                           1,267          1,255
   7.000% due 09/25/2029                           3,451          2,888
   6.500% due 10/25/2029                           1,980          1,824
   7.000% due 11/25/2029                          14,870         14,238
   7.250% due 02/25/2030                          19,756         18,206
PaineWebber Mortgage
   6.000% due 04/25/2009                          11,951         11,435
PHH Mortgage Services Corp.
   7.180% due 11/18/2027                             956            911
PNC Mortgage Securities Corp.
   6.750% due 06/25/2016                          10,346         10,242
   7.000% due 10/25/2027                          36,034         34,747
   6.750% due 12/25/2027                           7,230          6,507
   6.990% due 02/25/2028                           9,574          9,358
   6.500% due 02/25/2028                           1,221          1,213
   7.000% due 02/25/2028                          25,604         24,686
   6.630% due 03/25/2028                           1,750          1,723
   7.000% due 05/25/2028                           6,422          6,373
   6.550% due 07/25/2028                          24,500         24,240
   6.750% due 07/25/2028                           3,527          3,326
   6.750% due 09/25/2028                           3,996          3,766
   6.750% due 10/25/2028                          26,133         24,476
   6.750% due 12/25/2028                          21,709         20,402
   6.500% due 01/25/2029                             999            922
   6.250% due 01/25/2029                           9,263          8,352
   6.300% due 03/25/2029                          10,000          9,051
   6.500% due 06/25/2029                          48,600         44,628
   6.200% due 06/25/2029                          50,581         49,496
   7.750% due 07/25/2030                          78,448         78,300
   7.500% due 09/29/2030                             500            501
Potomac Gurnee Finance Corp.
   6.890% due 12/21/2026                              47             46
Prudential Bache
   6.710% due 09/01/2018 (d)                         215            212
   8.400% due 03/20/2021                           5,974          6,120
Prudential Home Mortgage Securities
   7.000% due 01/25/2008                          23,860         23,644
   6.750% due 08/25/2008                             414            412
   6.400% due 04/25/2009                             697            692
   6.950% due 11/25/2022                             222            204
   7.000% due 07/25/2023                          11,428         11,321
   6.750% due 10/25/2023                           9,611          7,958
   5.900% due 12/25/2023                           5,036          4,965
   6.050% due 04/25/2024                           2,546          2,520
   6.800% due 05/25/2024                          10,970          9,175
   6.450% due 11/25/2025                           5,264          4,584
Prudential Securities Secured Financing
Corp.
   6.070% due 01/15/2008                          12,480         12,061
   6.960% due 06/15/2008                          20,592         20,555
PSB Financial Corp.
  11.050% due 12/01/2015                             440            448
Resecuritization Mortgage Trust
   6.750% due 06/19/2028                          18,235         17,146
Residential Accredit Loans, Inc.
   7.450% due 04/25/2023                             960            956
   7.500% due 08/25/2027                          15,000         14,866
   6.500% due 02/25/2028                          20,616         20,459
   7.000% due 02/25/2028                          41,115         39,716
   6.500% due 12/25/2028                             400            369
   6.500% due 05/25/2029                           3,000          2,765
   6.750% due 06/25/2029                           1,576          1,543
   7.000% due 07/25/2029                             468            462
   7.750% due 03/25/2030                           4,389          4,418
Residential Asset Securitization Trust
   7.000% due 03/25/2027                              10             10
   7.380% due 03/25/2027                           5,142          5,026
   7.000% due 10/25/2027                          19,541         19,097
   7.000% due 01/25/2028                          20,000         18,906
   6.750% due 06/25/2028                          14,914         14,701
   6.500% due 12/25/2028                           1,250          1,132
   6.500% due 03/25/2029                          22,700         21,416
   7.320% due 09/25/2030 (d)                      16,648         16,768
Residential Funding Mortgage Securities, Inc.
   7.000% due 08/25/2008                           5,237          5,215
   7.500% due 09/25/2011                          14,406         14,493
   7.000% due 05/25/2012                           3,095          3,050
   6.500% due 12/25/2012                          21,417         20,597
   7.750% due 09/25/2022                             417            418
   8.000% due 01/25/2023                           2,725          2,745
   8.000% due 02/25/2023                           9,675          9,764
   6.500% due 11/25/2023                           1,660          1,504
   6.000% due 03/25/2024                           1,418          1,408
   7.500% due 09/25/2025                          11,897         11,899
   7.500% due 12/25/2025                             944            947

                                                      See accompanying notes 101

Total Return Fund
September 30, 2000 (Unaudited)                    Principal
                                                     Amount          Value
                                                     (000s)         (000s)
--------------------------------------------------------------------------------
     7.750% due 11/25/2026                       $    9,000   $      9,122
     7.500% due 04/25/2027                            6,217          6,160
     7.500% due 06/25/2027                           53,035         52,584
     7.500% due 07/25/2027                           25,265         25,405
     7.250% due 08/25/2027                           16,000         15,602
     7.250% due 10/25/2027                           42,033         40,796
     7.000% due 11/25/2027                           17,000         16,291
     6.750% due 02/25/2028                           12,742         12,486
     6.750% due 05/25/2028                           60,741         56,513
     6.750% due 06/25/2028                           69,960         65,112
     6.750% due 07/25/2028                            9,000          8,471
     6.750% due 08/25/2028                           10,000          9,347
     6.750% due 09/25/2028                           66,493         62,546
     6.500% due 10/25/2028                           52,000         47,981
     6.250% due 11/25/2028                            3,000          2,716
     6.500% due 12/25/2028                           23,400         21,578
     6.500% due 01/25/2029                           72,314         66,473
     6.500% due 03/25/2029                            6,980          6,500
     6.200% due 05/25/2029                           66,252         65,527
     6.500% due 06/25/2029                           11,335          8,559
     6.750% due 07/25/2029                           22,600         21,152
     7.000% due 10/25/2029                           25,260         24,140
     7.500% due 11/25/2029                           12,338         11,890
Resolution Trust Corp.
     8.690% due 08/25/2021                            6,609          6,582
     8.140% due 10/25/2021 (d)                          142            141
     5.570% due 10/25/2021 (d)                          133            130
     8.630% due 10/25/2021                              129            129
     8.710% due 05/25/2022 (d)                        1,356          1,329
     8.630% due 08/25/2023 (d)                        1,850          1,853
     8.840% due 12/25/2023                            3,300          3,372
     9.450% due 05/25/2024                            1,431          1,425
     8.000% due 04/25/2025                              167            161
     8.000% due 06/25/2026                              253            248
     8.170% due 10/25/2028 (d)                        5,276          5,399
     7.420% due 10/25/2028 (d)                       13,604         13,501
     7.510% due 05/25/2029 (d)                        2,670          2,675
     7.030% due 05/25/2029 (d)                        2,631          2,588
RMF Commercial Mortgage Securities, Inc.
     6.720% due 01/15/2019                              235            229
Ryan Mortgage Acceptance Corp.
     9.450% due 10/01/2016                               78             81
Ryland Acceptance Corp.
    11.500% due 12/25/2016                               84             90
     8.200% due 09/25/2022                               17             17
Ryland Mortgage Securities Corp.
     8.200% due 06/25/2021                               35             35
     8.430% due 08/25/2022 (d)                        1,803          1,810
     8.020% due 08/25/2029 (d)                        2,089          2,101
     7.240% due 10/25/2031 (d)                        3,035          3,018
Salomon Brothers Mortgage Securities
     9.110% due 07/01/2024 (d)                        4,110          4,135
     6.960% due 04/25/2029 (d)                       21,863         21,881
     7.000% due 04/25/2029 (d)                        7,709          7,701
     6.920% due 06/25/2029 (d)                       40,316         40,319
     7.020% due 09/25/2029 (d)                          398            400
Salomon Smith Barney Holdings, Inc.
     6.630% due 07/01/2002                               55             55
Santa Barbara Savings
     9.500% due 11/20/2018                            2,032          2,058
Saxon Mortgage
     6.250% due 04/25/2009                            3,169          3,136
     6.500% due 02/25/2024                            1,820          1,795
     9.070% due 09/25/2024 (d)                        3,159          3,187
Sears Mortgage Securities
     6.280% due 12/25/2028                              281            274
Securitized Asset Sales, Inc.
     8.500% due 10/25/2023 (d)                        1,375          1,370
     8.510% due 12/26/2023 (d)                          745            753
     7.410% due 09/25/2024 (d)                        9,900          9,944
Security Pacific National Bank
     6.380% due 03/25/2018 (d)                           86             83
Sequoia Mortgage Trust
     6.350% due 09/25/2025 (d)                        6,000          5,847
Small Business Investment Co.
     7.540% due 08/10/2009                           75,600         77,349
     8.020% due 02/10/2010                          102,039        107,158
     7.640% due 03/10/2010                           69,731         71,581
     7.450% due 09/01/2010                           15,860         15,884
Southern Pacific Secured Assets Corp.
     6.790% due 07/25/2029 (d)                       39,853         39,621
Starwood Commercial Mortgage
     6.600% due 02/03/2009                           11,556         11,404
Structured Asset Mortgage Investments, Inc.
     6.750% due 03/25/2028                           22,519         21,209
     6.910% due 06/25/2028 (d)                       37,724         36,711
     6.250% due 11/25/2028                           14,878         13,452
     6.750% due 01/25/2029                           10,000          9,395
     6.300% due 05/25/2029                           18,419         17,976
     6.580% due 06/25/2029 (d)                       30,039         28,797
     7.250% due 07/25/2029                           23,718         23,660
     7.230% due 02/25/2030                              955            939
Structured Asset Notes Transactions Ltd.
     6.650% due 08/30/2005                           18,771         18,114
Structured Asset Securities Corp.
     7.000% due 12/25/2027                           51,500         48,812
Superannuation Members Home Loans Global Fund
     7.020% due 06/15/2026 (d)                       19,900         19,894
TMA Mortgage Funding Trust
     7.000% due 01/25/2029 (d)                       28,816         28,816
Union Planters Mortgage Finance Corp.
     6.750% due 01/25/2028                            4,000          3,668
     6.800% due 01/25/2028                           15,000         14,498
Vendee Mortgage Trust
     7.750% due 03/15/2016                              104            103
     7.500% due 08/15/2017                              333            334
     7.750% due 05/15/2018                              550            555
     6.500% due 05/15/2020                           28,750         27,199
     6.830% due 01/15/2030                           16,470         16,111
Washington Mutual
     6.780% due 07/26/2003 (d)                      155,246        155,199
Western Federal Savings & Loan
     7.930% due 06/25/2021 (d)                        3,229          3,229
                                                               -----------
                                                                 7,986,226
                                                               ===========
Federal Home Loan Mortgage Corporation 2.4%
     5.000% due 10/15/2020                            1,000            958
     5.500% due 04/01/2001-10/14/2029 (k)             3,113          2,863
     5.750% due 08/15/2020                              300            295
     5.900% due 12/01/2026 (d)                        5,871          5,751
     6.000% due 12/01/2000-10/16/2030 (k)           282,314        264,740
     6.500% due 07/01/2001-05/01/2029 (k)           167,130        155,382
     6.540% due 11/01/2026 (d)                        6,846          6,831
     6.720% due 11/01/2028 (d)                       23,564         23,205
     6.750% due 01/17/2025                            8,349          8,304
     6.780% due 11/01/2003                               68             67
     6.930% due 07/01/2025 (d)                        6,508          6,588
     7.000% due 10/01/2002-11/12/2030 (k)           113,851        111,878
     7.280% due 09/01/2027 (d)                        2,796          2,782
     7.370% due 10/01/2023 (d)                          881            900
     7.390% due 10/01/2023 (d)                        1,546          1,579
     7.400% due 10/25/2023 (d)                       14,975         15,449
     7.500% due 09/01/2001-02/01/2030 (d)(k)         13,182         13,303
     7.630% due 06/01/2017-01/01/2019 (d)(k)             26             27
     7.650% due 05/01/2025                            2,390          2,450
     7.670% due 04/01/2029 (d)                        1,266          1,302
     7.750% due 04/01/2007-04/01/2017 (d)(k)             50             49
     7.790% due 04/01/2024 (d)                        6,520          6,679
     7.810% due 07/01/2030 (d)                      140,578        141,539
     7.820% due 08/01/2023 (d)                        8,540          8,764
     7.890% due 08/01/2023-01/01/2024 (d)(k)            414            426
     7.910% due 06/01/2024 (d)                        1,025          1,051
     8.000% due 01/01/2002-09/01/2018 (k)             2,854          2,883
     8.040% due 07/01/2024 (d)                        1,429          1,464
     8.190% due 09/01/2023 (d)                        1,499          1,518
     8.250% due 08/01/2007-05/01/2023 (d)(k)          1,778          1,804
     8.260% due 07/01/2022 (d)                          937            960
     8.320% due 09/01/2023 (d)                        9,655          9,896
     8.330% due 04/01/2023 (d)                          440            448
     8.340% due 07/01/2023 (d)                          521            530

102 See accompanying notes

                                                     Principal
                                                        Amount          Value
                                                        (000s)         (000s)

      8.360% due 10/01/2023 (d)                     $      438   $        445
      8.420% due 05/01/2023-08/01/2023 (d)(k)            5,971          6,126
      8.450% due 08/01/2023-11/01/2023 (d)(k)            2,537          2,601
      8.480% due 11/01/2023 (d)                            143            142
      8.500% due 09/01/2001-11/01/2024 (k)               5,047          5,181
      8.510% due 10/01/2023 (d)                          1,429          1,469
      8.520% due 05/01/2027 (d)                            634            652
      8.580% due 09/01/2023 (d)                          2,307          2,376
      8.610% due 08/01/2024 (d)                            207            213
      8.630% due 08/01/2023 (d)                            390            393
      8.690% due 11/01/2023 (d)                            344            346
      8.750% due 02/01/2001-12/01/2010 (k)                 107            107
      8.900% due 11/15/2020                             11,207         11,674
      9.000% due 01/01/2002-09/15/2020 (k)                 532            547
      9.250% due 06/01/2009-11/01/2013 (k)                  99            100
      9.500% due 08/01/2001-12/01/2022 (k)               1,234          1,283
      9.750% due 03/01/2001-05/01/2009 (k)                  45             46
     10.000% due 06/01/2004-03/01/2021 (k)                 930            971
     10.100% due 09/01/2016                                241            256
     10.250% due 03/15/2009-05/01/2009 (k)               1,091          1,159
     10.500% due 10/01/2017-01/01/2021 (k)                 376            403
     11.000% due 11/01/2009-05/01/2020 (k)                 639            684
     11.250% due 10/01/2009-09/01/2015 (k)                  92            100
     11.500% due 01/01/2018                                 72             79
     12.500% due 12/01/2012                                 16             18
     13.250% due 10/01/2013                                 79             89
     14.000% due 04/01/2016                                 19             21
     15.500% due 08/01/2011-11/01/2011 (k)                  13             15
     16.250% due 05/01/2011                                  3              3
                                                                 ------------
                                                                      840,164
                                                                 ============
     Federal Housing Administration 1.4%
      6.000% due 03/20/2028                              1,739          1,629
      6.500% due 02/15/2001-03/01/2040 (k)               5,956          5,802
      6.630% due 05/28/2039-07/01/2040 (k)               3,091          2,905
      6.750% due 07/15/2001                              2,706          2,595
      6.760% due 06/25/2039-03/01/2041 (k)              16,214         15,032
      6.780% due 07/25/2040                              7,653          7,333
      6.790% due 05/01/2039                             10,902         10,677
      6.830% due 12/01/2039                              3,497          3,316
      6.880% due 11/01/2015-02/01/2041 (k)              24,874         23,656
      6.900% due 07/01/2020-12/01/2040 (k)              47,399         45,466
      6.930% due 07/01/2014-01/01/2036 (k)              17,075         16,620
      7.000% due 11/15/2040                                174            167
      7.050% due 03/25/2040                              4,516          4,359
      7.130% due 03/01/2034                              4,411          4,322
      7.210% due 12/01/2021                              2,700          2,691
      7.250% due 06/01/2040                              8,304          8,067
      7.310% due 06/01/2041                             23,567         22,800
      7.320% due 05/01/2019-08/01/2019 (k)              37,511         36,697
      7.350% due 11/01/2022                              6,028          5,985
      7.380% due 02/01/2018-01/01/2024 (k)              16,589         16,446
      7.400% due 02/01/2021                              2,191          2,187
      7.430% due 12/01/2016-05/01/2025 (k)             116,022        115,566
      7.450% due 12/01/2021                             11,589         11,578
      7.470% due 11/01/2019                             29,797         29,742
      7.500% due 03/01/2032-09/30/2039 (k)               6,672          6,569
      7.580% due 04/01/2040-12/01/2040 (k)               7,616          7,507
      7.630% due 08/01/2041                             17,747         17,552
      7.650% due 11/01/2018-11/01/2040 (k)               7,559          7,519
      7.700% due 03/15/2041                              2,720          2,697
      7.750% due 11/15/2039                              3,100          3,073
      7.880% due 12/01/2039-03/01/2041 (k)              13,423         13,479
      7.930% due 05/01/2016                              1,903          1,906
      8.250% due 10/29/2023-01/01/2041 (k)               9,512          9,675
      8.380% due 11/01/2012                                255            260
      8.630% due 08/15/2030                             34,293         35,457
                                                                 ------------
                                                                      501,332
                                                                 ============
     Federal National Mortgage Association 4.4%
      4.750% due 11/14/2003                                250            238
      5.000% due 12/25/2021-04/18/2027 (k)               2,000          1,823
      5.500% due 03/01/2013-12/01/2028 (k)              20,616         18,641
      5.920% due 11/01/2035 (d)                              0              0
      6.000% due 12/01/2000-10/16/2030 (k)             377,190        352,973
      6.090% due 12/01/2008                                 49             47
      6.180% due 04/01/2027 (d)                            110            109
      6.250% due 07/25/2007                                 83             83
      6.280% due 09/01/2029 (d)                            608            583
      6.340% due 09/01/2017-09/01/2024 (d)(k)            6,014          5,883
      6.390% due 05/25/2036                             29,534         25,210
      6.420% due 12/01/2007                                150            146
      6.450% due 09/25/2016                              3,380          3,355
      6.500% due 04/01/2003-06/17/2038 (k)              60,401         55,193
      6.580% due 04/01/2026 (d)                          1,111          1,105
      6.600% due 12/01/2003-09/25/2018 (k)               1,993          1,980
      6.630% due 12/01/2027 (d)                          8,174          8,137
      6.690% due 08/01/2027 (d)                         39,409         39,604
      6.750% due 08/01/2003                                223            222
      6.840% due 07/01/2003                                 62             61
      6.920% due 10/01/2027 (d)                          4,427          4,442
      6.950% due 03/25/2026                                273            271
      7.000% due 07/01/2001-10/16/2030 (k)             550,197        539,989
      7.250% due 05/01/2002-01/01/2023 (k)              10,183         10,064
      7.350% due 09/01/2027 (d)                          1,815          1,849
      7.410% due 11/01/2023 (d)                            881            901
      7.450% due 11/01/2023 (d)                            166            170
      7.470% due 12/01/2023 (d)                            166            169
      7.480% due 01/01/2024-07/01/2030 (d)(k)            2,742          2,777
      7.500% due 10/01/2002-05/01/2030 (k)              14,581         14,678
      7.540% due 10/01/2023 (d)                            345            355
      7.550% due 05/01/2023 (d)                          2,224          2,238
      7.560% due 12/01/2023 (d)                            882            898
      7.570% due 01/01/2024 (d)                            395            405
      7.630% due 09/01/2022 (d)                            958            978
      7.660% due 02/01/2026 (d)                            550            565
      7.680% due 12/01/2023 (d)                          1,052          1,089
      7.690% due 01/01/2024 (d)                            431            441
      7.700% due 03/01/2025 (d)                          2,940          3,026
      7.730% due 11/01/2025 (d)                          2,003          2,058
      7.750% due 06/01/2009-01/01/2026 (d)(k)            1,448          1,485
      7.780% due 01/01/2018                              2,239          2,377
      7.790% due 09/01/2023-08/01/2027 (d)(k)            3,947          4,053
      7.810% due 11/01/2025 (d)                          1,236          1,270
      7.850% due 07/01/2018-01/01/2024 (d)(k)            6,849          7,310
      7.890% due 03/01/2026 (d)                          1,979          2,041
      7.900% due 09/01/2025 (d)                          1,560          1,585
      7.920% due 03/01/2018                              2,755          2,960
      7.930% due 09/01/2022 (d)                          1,165          1,181
      7.980% due 05/01/2030                              6,704          6,843
      8.000% due 09/01/2001-10/16/2030 (k)             367,700        372,519
      8.020% due 11/01/2025 (d)                          3,478          3,580
      8.060% due 04/01/2030                              1,861          1,877
      8.080% due 04/01/2030                              1,018          1,028
      8.120% due 07/01/2024 (d)                          4,245          4,357
      8.160% due 09/01/2024 (d)                          1,410          1,441
      8.250% due 10/01/2008-03/01/2030 (k)               2,247          2,406
      8.320% due 05/01/2026 (d)                            577            597
      8.490% due 06/01/2025                                997          1,020
      8.500% due 07/01/2001-08/01/2026 (k)               3,079          3,149
      8.560% due 05/01/2024 (d)                          2,375          2,460
      9.000% due 10/01/2004-12/01/2027 (k)               9,369          9,756
      9.250% due 10/01/2001                                  2              2
      9.500% due 12/01/2006-07/01/2026 (k)               9,370          9,692
      9.750% due 11/01/2008                                 58             61
     10.000% due 09/01/2003-05/01/2022 (k)               1,085          1,146
     10.500% due 01/01/2016-04/01/2022 (k)                 533            570
     10.750% due 03/01/2014                                 24             26
     11.000% due 09/01/2019-11/01/2020 (k)                 122            133
     11.500% due 08/20/2016-11/01/2019 (k)                  82             90
     12.000% due 05/01/2016                                  9             10
     12.500% due 10/01/2015                                 29             32
     13.000% due 09/01/2013                                 29             33
     13.250% due 09/01/2011                                 12             14
     14.500% due 11/01/2011-01/01/2013 (k)                  44             49
     14.750% due 08/01/2012                                167            194
     15.000% due 10/01/2012                                 86            101
     15.500% due 10/01/2012-12/01/2012 (k)                  16             19
     15.750% due 12/01/2011-08/01/2012 (k)                  96            112
     16.000% due 09/01/2012                                108            123
                                                                 ------------
                                                                    1,550,458
                                                                 ============

                                                      See accompanying notes 103

Total Return Fund

September 30, 2000 (Unaudited)                      Principal
                                                      Amount         Value
                                                      (000s)        (000s)
--------------------------------------------------------------------------------
Government National Mortgage Association 42.0%
     5.000% due 06/20/2022 (d)                     $       327   $        330
     5.500% due 06/20/2026-10/23/2030 (d)(k)            70,410         67,522
     5.650% due 10/15/2012                                  11             10
     6.000% due 10/15/2008-10/23/2030 (d)(k)         1,945,726      1,831,839
     6.380% due 05/20/2027 (d)                           2,430          2,447
     6.500% due 05/15/2001-10/15/2038 (d)(k)         5,403,660      5,203,229
     6.630% due 01/15/2040                               9,612          9,163
     6.670% due 10/15/2001-07/16/2038 (k)                1,036          1,010
     6.750% due 07/15/2001-06/20/2028 (d)(k)           411,113        411,178
     6.800% due 09/15/2001-10/15/2040 (k)                3,000          2,952
     6.820% due 09/15/2001-10/15/2040 (k)               16,978         16,955
     6.880% due 02/20/2016-02/15/2040 (d)(k)             1,187          1,156
     7.000% due 10/15/2001-10/23/2030 (d)(k)         2,305,309      2,271,274
     7.120% due 02/16/2030 (d)                          13,093         13,154
     7.130% due 12/20/2017-12/20/2027 (d)(k)           346,703        349,453
     7.250% due 08/24/2024-08/20/2027 (d)(k)               325            327
     7.380% due 05/20/2017-05/20/2028 (d)(k)           501,835        505,641
     7.500% due 01/15/2003-10/23/2030 (k)            2,917,919      2,925,968
     7.700% due 02/15/2002                               4,034          4,013
     7.750% due 07/15/2001                               3,958          3,942
     7.880% due 04/20/2023 (d)                             338            342
     8.000% due 05/15/2001-10/23/2030 (k)            1,228,446      1,248,773
     8.130% due 07/15/2001-12/01/2039 (k)                3,681          3,684
     8.250% due 08/15/2004-05/15/2022 (k)                  414            423
     8.500% due 06/15/2001-10/23/2030 (k)               50,513         51,899
     8.750% due 03/15/2007-07/15/2007 (k)                   92             95
     9.000% due 06/15/2001-07/20/2022 (k)                5,271          5,529
     9.250% due 07/15/2003-12/20/2016 (k)                  166            170
     9.500% due 04/15/2001-08/15/2023 (k)                4,631          4,857
     9.750% due 09/15/2002-07/15/2004 (k)                   80             82
    10.000% due 04/15/2001-02/15/2025 (k)                5,288          5,612
    10.250% due 02/20/2019                                  22             23
    10.500% due 06/15/2004-09/15/2021 (k)                  655            702
    11.000% due 01/15/2001-03/15/2019 (k)                  212            229
    11.250% due 03/15/2001-12/20/2015 (k)                   35             38
    11.500% due 10/15/2010-10/15/2013 (k)                   48             52
    12.000% due 11/15/2012-05/15/2016 (k)                  228            258
    12.500% due 01/15/2011                                   1              1
    13.000% due 12/15/2012-10/15/2014 (k)                   20             21
    13.250% due 10/20/2014                                  19             22
    13.500% due 10/15/2012-09/15/2014 (k)                   78             89
    15.000% due 02/15/2012-10/15/2012 (k)                   97            113
    16.000% due 10/15/2011-05/15/2012 (k)                  197            236
    17.000% due 11/15/2011-12/15/2011 (k)                   60             72
                                                                  -----------
                                                                   14,944,885
                                                                  ===========
Other Mortgage-Backed Securities 0.6%
Bank of America Corp.
     9.000% due 03/01/2008                                  34             35
CDC Depositor Trust I
     7.050% due 01/15/2003 (d)                          19,302         19,231
Citibank, NA
     8.000% due 07/25/2018                                  41             42
Commercial Mortgage Asset Trust
     6.640% due 09/17/2010                                 455            439
Countrywide Funding Corp.
     6.750% due 03/25/2024                              12,260         10,528
DBL Mortgage Funding
     9.500% due 08/01/2019                                   5              5
Federal Home Loan Mortgage Corp.
    11.880% due 06/15/2013                                  97            102
FFCA Secured Lending Corp.
     7.850% due 05/18/2017                              28,900         28,872
First Interstate Bancorp
     9.130% due 01/01/2009 (d)(l)                           10             10
General Electric Capital Mortgage Services, Inc.
     7.250% due 07/25/2011                               1,550          1,544
General Electric Credit Corp.
     8.000% due 03/01/2002 (l)                               4              4
German American Capital Corp.
     8.360% due 09/30/2002                                 462            445
     4.310% due 07/01/2018 (d)                           8,197          8,014
Guardian Savings & Loan Assn.
     6.910% due 12/25/2018 (d)                              20             20
Home Savings of America
     8.460% due 08/01/2006                                  45             44
     6.100% due 05/25/2027 (d)                           2,589          2,522
     6.440% due 08/20/2029 (d)                          23,756         23,240
Imperial Savings & Loan
     8.230% due 01/25/2017 (d)                              59             59
     8.850% due 07/25/2017 (d)                             219            218
LTC Commercial Corp.
     7.100% due 11/28/2012                               3,187          3,191
Merrill Lynch Mortgage
     7.770% due 06/15/2021 (d)                             978            959
Mid-State Trust
     8.330% due 04/01/2030                              64,877         66,850
Morgan Stanley Mortgage Trust
     8.150% due 07/20/2021                                   2              2
Resolution Trust Corp.
     6.930% due 05/25/2029 (d)                           3,190          3,186
Ryland Acceptance Corp.
    14.000% due 11/25/2031                                 763            798
Salomon Brothers Mortgage Securities
    11.500% due 09/01/2015                                 735            740
     8.400% due 11/25/2022 (d)                             508            511
Sasco Floating Rate Commercial Mortgage
     7.020% due 11/20/2001 (d)                          54,440         54,536
Sears Mortgage
    12.000% due 02/25/2014                                 542            560
     7.430% due 10/25/2022 (d)                           1,844          1,865
                                                                 ------------
                                                                      228,572
                                                                 ============
Stripped Mortgage-Backed Securities 0.0%
Bear Stearns Mortgage Securities, Inc. (IO)
     7.200% due 07/25/2024                                 301             29
Chase Mortgage Finance Corp. (IO)
     9.000% due 08/25/2023                                 150              4
Collateralized Mortgage Obligation Trust (PO)
     0.000% due 04/23/2017                                  12             10
Federal Home Loan Mortgage Corp. (IO)
     6.500% due 08/15/2006                                  89              1
     6.500% due 11/15/2006                                 232              2
     6.500% due 03/15/2007                                 164              1
     5.750% due 09/15/2007 (d)                           5,084            304
     6.000% due 10/15/2007                                 179             12
     6.000% due 01/15/2008                                  85              4
     5.430% due 02/15/2008 (d)                             519             40
     6.400% due 10/15/2008                                  61              6
     0.000% due 08/15/2016                                  75              0
     6.500% due 08/15/2017                                  65              0
     7.000% due 04/15/2018                                 640             30
     7.500% due 08/15/2018                                  15              0
     8.850% due 01/15/2021                                   2             34
     9.000% due 05/15/2022                                  94             24
     6.500% due 09/15/2023                                 277             33
Federal National Mortgage Association (IO)
     6.500% due 05/25/2005                                 679             69
     6.500% due 07/25/2006                                 410             16
     7.270% due 09/25/2006                                   2             14
     6.500% due 02/25/2007                               1,102             59
     6.500% due 07/25/2007                                 218              9
     6.500% due 09/25/2007                               1,461             83
     6.500% due 10/25/2007                                 407             22
     0.100% due 03/25/2009 (d)                          23,966            407
     6.500% due 08/25/2020                               2,649            185
    10.070% due 01/25/2021                                   0              3
     7.500% due 04/25/2021                               1,486            226
     9.030% due 08/25/2021                                   5            147
     0.950% due 11/25/2021 (d)                          22,673            362
     6.500% due 10/25/2022                                 122             11
     6.500% due 01/25/2023                               2,726            430
     3.660% due 02/25/2023 (d)                          12,307            579
Federal National Mortgage Association (PO)
     0.000% due 09/01/2007                                 667            544
     0.000% due 02/25/2021                                 204            202
     0.000% due 06/25/2022                                 317            308
     0.000% due 08/25/2023                                 295            199

104 See accompanying notes

                                                     Principal
                                                        Amount          Value
                                                        (000s)         (000s)
--------------------------------------------------------------------------------

PaineWebber (IO)
   13.600% due 08/01/2019                          $         1   $         36
Vendee Mortgage Trust (IO)
    0.540% due 06/15/2023 (d)                          150,746          2,633
                                                                 ------------
                                                                        7,078
                                                                 ------------
Total Mortgage-Backed Securities                                   26,058,715
(Cost $25,944,931)                                               ============
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 8.2%
--------------------------------------------------------------------------------
Advanta Mortgage Loan Trust
   6.820% due 05/25/2027 (d)                               667            665
   7.020% due 08/25/2029 (d)                             2,709          2,719
   8.250% due 08/25/2030                                 7,954          8,147
Advanta Revolving Home Equity Loan Trust
   6.990% due 01/25/2024 (d)                            27,010         27,099
   6.870% due 08/25/2024 (d)                            22,782         22,798
   6.870% due 02/25/2025 (d)                            15,436         15,430
Aerco Ltd.
   7.090% due 07/15/2025 (d)                            38,200         38,204
Aesop Funding LLC
   6.570% due 11/20/2006                                15,000         15,000
AFC Home Equity Loan Trust
   7.350% due 10/25/2026 (d)                             1,628          1,634
Allied Waste Industries, Inc.
   9.440% due 07/30/2006                                24,774         24,039
   9.690% due 07/30/2007 (d)                             4,955          4,808
   9.750% due 07/30/2007 (d)                             3,964          3,846
   9.690% due 07/30/2007 (d)                            20,809         20,193
American Express Credit Account Master Trust
   6.800% due 12/15/2003                                 1,500          1,502
American Express Master Trust
   7.850% due 08/15/2005                                   220            227
American Stores Co.
   7.280% due 08/30/2004                                20,000         19,776
Americredit Automobile Receivable Trust
   6.540% due 05/12/2001                                   119            119
   5.300% due 10/12/2002                                 8,246          8,221
   5.780% due 05/12/2003                                43,000         42,672
Amresco Residential Securities Mortgage Loan
Trust
   6.820% due 10/25/2027 (d)                             1,032          1,033
   6.780% due 05/25/2028 (d)                             7,676          7,671
Arcadia Automobile Receivables Trust
   6.250% due 09/15/2002                                23,250         23,247
   5.900% due 11/15/2002                                 7,449          7,442
   6.300% due 07/15/2003                                26,025         25,922
   6.900% due 12/15/2003                                19,431         19,482
Associates Manufactured Housing
   7.000% due 03/15/2027                                 3,675          3,676
Banc One Home Equity Trust
   6.460% due 06/25/2029                                14,711         14,643
Bank One Heloc Trust
   6.880% due 04/20/2020 (d)                            44,075         44,119
BankBoston Home Equity Loan Trust
   6.280% due 11/25/2010                                    43             43
Bayview Financial Acquisition Trust
   7.170% due 02/25/2029 (d)                             4,928          4,945
   7.030% due 02/25/2030 (d)                            22,638         22,511
   7.010% due 07/25/2030 (d)                            68,003         68,003
BMCA Receivables Master Trust
   6.840% due 09/20/2002 (d)                            12,000         11,993
Brazos Student Loan Finance Co.
   6.900% due 06/01/2023 (d)                            52,700         52,179
   7.170% due 12/01/2025 (d)                            41,215         41,362
Captec Franchise Trust
   7.890% due 10/15/2010                                 1,054          1,076
Champion Home Equity Loan Trust
   6.880% due 03/25/2029 (d)                             4,872          4,875
Charming Shoppes Master Trust
   7.070% due 08/15/2008 (d)                               250            252
Charter Commercial Holdings LLC
   9.240% due 03/31/2008                                22,000         21,971
Chase Credit Card Master Trust
   6.660% due 01/15/2007                                   645            644
Chase Funding Mortgage Loan Asset-Backed
Certificates
   6.840% due 10/25/2030 (d)                            58,500         58,500
Chase Manhattan Auto Owner Trust
   5.750% due 10/15/2001                                    28             28
Chase Manhattan Grantor Trust
   5.200% due 02/15/2002                                    50             50
   6.610% due 09/15/2002                                   564            565
CMC Securities Corp. IV
   7.250% due 11/25/2027                                 1,212          1,193
Community Program Loan Trust
   4.500% due 10/01/2018                                24,009         21,540
   4.500% due 04/01/2029                                26,000         19,151
Conseco Finance
   7.520% due 05/15/2014                                35,901         36,016
   6.290% due 10/15/2030                                 8,418          8,416
   6.990% due 10/15/2031 (d)                            29,503         29,594
Conseco Finance Home Loan Trust
   6.570% due 10/15/2006                                    26             26
   6.980% due 09/28/2030                                18,500         18,500
Conseco Finance Lease LLC
   7.250% due 04/20/2003                                25,000         25,107
Conseco Finance Securitizations Corp.
   7.180% due 07/15/2002                                23,524         23,153
   7.970% due 05/01/2032                                 5,000          5,070
   8.310% due 05/01/2032                                48,800         49,689
Contimortgage Home Equity Loan Trust
   6.790% due 10/15/2012 (d)                             1,361          1,362
   6.130% due 03/15/2013                                 1,584          1,580
   6.420% due 04/25/2014                                   286            285
   6.400% due 06/15/2014                                 2,000          1,993
   6.770% due 01/25/2018                                41,700         41,391
   6.990% due 03/15/2021                                   350            349
   6.930% due 11/25/2022                                36,800         36,618
   7.220% due 01/15/2028                                    80             80
   6.760% due 06/15/2028 (d)                             2,279          2,276
   6.830% due 08/15/2028 (d)                               243            242
Copelco Capital Funding Corp.
   6.340% due 07/20/2004                                     7              7
CPS Auto Trust
   6.000% due 06/15/2002                                   556            555
   6.000% due 08/15/2003                                    77             76
Cross Country Master Credit
   7.150% due 06/15/2006 (d)                               300            300
CS First Boston Mortgage Securities Corp.
   6.750% due 09/25/2028                                 6,960          6,560
Daimler-Benz Vehicle Trust
   6.050% due 03/31/2005                                 1,962          1,956
Delta Air Lines Equipment Trust
   9.230% due 07/02/2002 (l)                             1,956          1,997
  10.500% due 01/02/2007 (l)                             6,167          6,833
  10.570% due 01/02/2007 (l)                            15,881         18,150
   9.550% due 01/02/2008 (l)                             7,773          8,271
  10.430% due 01/02/2011                                   960          1,053
  10.000% due 06/05/2013                                10,828         11,560
Delta Funding Home Equity Loan Trust
   6.140% due 03/15/2018                                26,242         26,139
   7.030% due 09/15/2029 (d)                            10,950         10,996
   6.940% due 06/15/2030 (d)                            34,344         34,427
Discover Card Master Trust
   7.000% due 10/16/2013 (d)                               400            404
Duck Auto Grantor Trust
   5.650% due 03/15/2004                                 4,854          4,799
   7.260% due 05/15/2005                                43,105         43,126
EQCC Home Equity Loan Trust
   6.050% due 01/25/2010                                   150            149
   6.550% due 04/25/2010                                   304            303
   5.820% due 10/15/2027 (d)                               785            784
   5.770% due 03/20/2029                                   150            149
Equivantage Home Equity Loan Trust
   6.550% due 10/25/2025                                    75             75
Federal Home Loan Mortgage Corp.
   6.750% due 08/15/2026 (d)                            56,100         56,100
Felco Funding LLC
   5.980% due 09/15/2001                                   175            177

                                                      See accompanying notes 105

Total Return Fund

September 30, 2000 (Unaudited)                   Principal
                                                    Amount         Value
                                                    (000s)        (000s)
------------------------------------------------------------------------
Fidelity Equipment Lease Trust
   5.860% due 09/15/2001                      $      8,481 $       8,453
First Alliance Mortgage Loan Trust
   7.000% due 03/20/2031 (d)                        14,818        14,827
First Merchants Auto Trust
   6.850% due 11/15/2002                                14            14
First Omni Bank
   6.650% due 09/15/2003 (d)                         1,500         1,500
First Security Auto Grantor Trust
   6.100% due 04/15/2003                               699           698
   5.970% due 04/15/2004                               120           119
First Union Master Credit Card Trust
   6.630% due 09/15/2003                            88,750        88,845
First USA Credit Card Master Trust
   6.130% due 09/17/2003 (d)                           300           300
FMAC Loan Receivables Trust
   7.900% due 04/15/2019                                20            20
   6.830% due 09/15/2020                               680           626
   6.200% due 09/15/2020                               261           253
   6.500% due 09/15/2020                               237           216
Ford Credit Auto Owner Trust
   5.470% due 09/15/2001                               175           174
   5.770% due 11/15/2001                             8,771         8,762
   6.200% due 04/15/2002                               407           407
Ford Motor Credit Corp.
   5.500% due 02/15/2003                             5,300         5,278
Fred Meyer, Inc.
   7.380% due 03/19/2003 (d)                        12,405        12,269
GMAC Mortgage Corp. Loan
   7.010% due 11/18/2025 (d)                        42,817        42,886
   7.930% due 03/25/2030                            39,407        36,913
Green Tree Financial Corp.
   7.150% due 07/15/2027                               221           221
   6.490% due 03/15/2028                            36,494        36,390
   6.420% due 11/15/2028                             1,386         1,383
   5.850% due 11/01/2029                                27            27
   6.870% due 04/01/2030                             1,105           988
   6.660% due 06/01/2030                             1,405         1,177
   5.600% due 12/01/2030                               215           214
   5.510% due 02/01/2031                               271           270
   7.860% due 04/01/2031                               400           386
Green Tree Floorplan Receivables Master
Trust
   6.970% due 11/15/2004 (d)                        46,000        46,098
Green Tree Home Equity Loan Trust
   5.590% due 02/15/2013                                32            32
   6.040% due 06/15/2029                                49            49
   5.990% due 07/15/2030                               209           209
Green Tree Home Improvement Loan Trust
   5.910% due 08/15/2007                                14            14
   7.270% due 09/15/2028 (d)                         4,162         4,155
   6.390% due 01/15/2029                             1,945         1,945
Green Tree Lease Finance
   6.170% due 09/20/2005                                56            56
Green Tree Recreational Equipment
   6.430% due 04/17/2006                             3,234         3,229
Harley-Davidson Eaglemark
   5.250% due 07/15/2003                                96            95
Headlands Home Equity Loan Trust
   7.270% due 12/15/2024 (d)                           529           532
HFC Home Equity Loan
   6.830% due 12/20/2016                               282           281
Honda Auto Receivables Grantor
   5.950% due 05/15/2003                                61            61
Household Consumer Loan Trust
   7.040% due 08/15/2006 (d)                        19,321        19,073
IMC Home Equity Loan Trust
   7.250% due 07/25/2026 (d)                           725           721
IMPAC Secured Assets CMN Owner
   7.770% due 07/25/2025                             2,000         1,981
Independent National Mortgage Corp.
   8.250% due 05/25/2010                               154           157
Indymac Home Equity Loan
   6.890% due 10/25/2029 (d)                         9,772         9,766
Indymac Manufactured Housing
   6.170% due 12/25/2011                             5,019         4,973
Long Beach Acceptance Auto
   6.940% due 09/19/2007                             3,944         3,948
Mellon Bank Home Equity
   5.900% due 10/25/2010                            14,019        13,905
Merit Securities Corp.
   6.160% due 07/28/2033                             6,424         6,377
   7.880% due 12/28/2033                            34,400        33,803
Metlife Capital Equipment Loan Trust
   6.850% due 05/20/2008 (d)                           320           320
Metris Master Trust
   7.270% due 04/20/2006 (d)                        20,000        20,099
Metropolitan Asset Funding, Inc.
   7.080% due 04/25/2029 (d)                        13,174        13,047
MGM Grand Term Loan
   7.870% due 05/06/2001 (d)                        21,277        21,226
MMCA Automobile Trust
   6.300% due 06/15/2002                               357           356
Morgan Stanley ABS Capital I
   6.930% due 08/25/2030 (d)                       157,021       157,021
MPC Natural Gas Funding Trust
   6.200% due 03/15/2013                             9,546         9,331
MSDWCC Heloc Trust
   6.910% due 09/25/2010 (d)                        36,465        36,465
Myra Ums Tranche
   7.420% due 12/23/2006                             1,358         1,321
Myra-United Mexican States
   5.810% due 10/20/2006 (d)                           402           391
   7.800% due 12/23/2006 (d)                         6,624         6,443
   7.750% due 12/23/2006 (d)                         3,489         3,397
   7.630% due 12/23/2006 (d)                         5,923         5,765
   7.060% due 12/23/2006 (d)                           929           904
   7.800% due 12/23/2006 (d)                           928           904
   7.630% due 12/23/2006 (d)                            29            28
National Medical Care
   7.630% due 09/30/2003 (d)                        28,486        28,201
   7.690% due 09/30/2003                            21,972        21,752
New Holland Equipment Receivables
   6.390% due 10/15/2002                               352           352
Nomura CBO Ltd.
   6.670% due 05/15/2009                             1,900         1,944
Norwest Asset Securities Corp.
   6.500% due 04/25/2013                            20,113        19,488
   6.500% due 06/25/2013                            10,423        10,094
   7.500% due 03/25/2027                            40,536        39,779
   6.750% due 05/25/2028                            27,707        25,714
   6.750% due 07/25/2028                            12,657        11,576
   6.200% due 09/25/2028                            16,324        16,236
NPF XI, Inc.
   6.820% due 07/01/2001                             8,326         8,324
NPF XII, Inc.
   7.050% due 06/01/2003                            31,000        30,714
   7.270% due 11/01/2003 (d)                         1,000         1,000
Olympic Automobile Receivable Trust
   6.050% due 08/15/2002                             3,178         3,178
Option One Mortgage Loan Trust
   5.880% due 05/25/2029                               129           128
   6.910% due 09/25/2030 (d)                        49,816        49,816
PP&L Transition Bond Co. LLC
   6.830% due 03/25/2007                            28,800        28,860
Premier Auto Trust
   5.770% due 01/06/2002                             3,151         3,150
   5.820% due 02/08/2002                               399           399
Provident Bank Home Equity Loan Trust
   6.920% due 06/25/2021 (d)                        36,381        36,381
Providian Gateway Master Trust
   6.840% due 03/15/2007                            28,900        28,900
   6.250% due 06/15/2007                                25            25
   6.900% due 03/16/2009                               300           300
Prudential Home Mortgage Securities
   6.500% due 01/25/2024                             1,225         1,216
Residential Asset Mortgage Products, Inc.
   6.910% due 09/25/2030 (d)                        50,000        50,000

106 See accompanying notes

                                               Principal
                                                  Amount          Value
                                                  (000s)         (000s)
--------------------------------------------------------------------------------
Residential Asset Securities Corp.
     6.720% due 04/25/2014 (d)                $      249  $         249
     6.960% due 07/25/2014                        30,510         30,395
     6.240% due 02/25/2017                         3,184          3,167
     6.600% due 01/25/2020                         5,200          5,165
     7.080% due 09/25/2020                           190            190
     8.000% due 10/25/2024 (d)                     5,121          5,150
     6.920% due 10/25/2027 (d)                     2,239          2,238
     6.750% due 03/25/2028                        40,000         37,212
Residential Funding Mortgage Securities, Inc.
    10.930% due 06/01/2001                        72,450         72,450
RJR Nabisco
     7.500% due 12/31/2001 (d)                    24,948         24,948
Ryder Vehicle Lease Trust
     6.430% due 01/15/2003                           694            693
Saco Trust
     8.130% due 07/25/2030                        18,119         18,492
Salomon Brothers Mortgage Securities
     7.040% due 11/15/2029 (d)                    18,965         19,013
     7.100% due 12/15/2029 (d)                     5,800          5,800
Saxon Asset Securities Trust
     6.850% due 05/25/2029 (d)                     8,721          8,729
Sears Credit Account Master Trust
     6.050% due 01/15/2008                           500            493
     7.000% due 07/15/2008                           500            505
Small Business Administration
     7.190% due 12/01/2019                           493            493
Standard Credit Card Trust
     8.250% due 11/07/2003                            80             81
Student Loan Marketing Assn.
     6.860% due 10/25/2005 (d)                    21,703         21,623
Team Fleet Financing Corp.
     7.350% due 05/15/2003                            30             30
Texas Cable Partners
     8.380% due 06/24/2007                         2,500          2,489
     8.940% due 06/24/2007                         2,500          2,489
The Money Store Home Equity Trust
     7.550% due 02/15/2020                           321            321
     6.350% due 11/15/2021 (d)                       719            716
     6.750% due 05/15/2025 (d)                        34             34
     6.490% due 10/15/2026                        17,000         16,925
Total Renal Care
    12.000% due 03/31/2008                        37,442         36,506
Toyota Auto Lease Trust
     6.350% due 04/26/2004                            60             60
     6.450% due 04/26/2004                           300            299
UCFC Home Equity Loan
     8.200% due 09/15/2027                            70             71
     6.870% due 07/15/2029                            70             66
UCFC Manufactured Housing
     6.680% due 01/15/2010 (d)                     4,310          4,313
UniCapital Corp.
     6.540% due 07/23/2002                        26,018         25,977
United Air Lines Equipment Trust
     9.200% due 03/22/2008                         3,950          4,198
    10.360% due 11/13/2012                         7,000          7,255
    10.020% due 03/22/2014                         6,925          7,128
    10.850% due 07/05/2014                        34,111         36,604
    10.850% due 02/19/2015                         1,500          1,722
    10.130% due 03/22/2015                        14,300         14,851
     9.060% due 06/17/2015                         5,000          4,823
     9.210% due 01/21/2017                         2,000          1,897
USAA Auto Loan Grantor Trust
     6.150% due 05/15/2004                         1,180          1,176
     5.800% due 01/15/2005                         2,681          2,666
WFS Financial Owner Trust
     6.410% due 07/20/2002                        25,016         25,002
     6.920% due 01/20/2004                        27,125         27,177
WMC Mortgage Loan
     7.070% due 10/15/2029                        87,787         87,842
                                                           ------------
Total Asset-Backed Securities                                 2,931,252
(Cost $3,229,995)                                          ============

-----------------------------------------------------------------------
SOVEREIGN ISSUES 1.9%
-----------------------------------------------------------------------
Central Bank Philippines
     7.940% due 06/01/2008 (d)                     3,875          3,468
Hellenic Republic
     7.280% due 06/06/2001 (d)                    20,000         20,294
Hydro-Quebec
     7.380% due 02/01/2003                           150            152
Kingdom of Jordan
     6.000% due 12/23/2023                        14,000         10,462
Kingdom of Sweden
    10.250% due 11/01/2015                           500            593
Nacional Financiera
     9.750% due 03/12/2002                        10,000         10,325
     8.570% due 05/08/2003 (d)                     7,750          7,871
Providence of Newfoundland
     9.000% due 06/01/2019                           500            562
Province of New Brunswick
     7.130% due 10/01/2002                         1,700          1,712
Province of Nova Scotia
     9.380% due 07/15/2002                         1,000          1,041
Province of Ontario
     7.750% due 06/04/2002                           200            203
     7.630% due 06/22/2004                         1,000          1,032
     7.000% due 08/04/2005                         1,000          1,012
     6.000% due 02/21/2006                         1,800          1,734
     5.500% due 10/01/2008                        12,000         10,999
Province of Quebec
     7.500% due 07/15/2002                         6,000          6,073
     8.800% due 04/15/2003                           100            105
     6.810% due 06/11/2004 (d)                    15,500         15,486
     6.620% due 04/09/2026                        25,000         24,939
Republic of Argentina
    11.600% due 04/10/2005 (d)                     1,380          1,283
    11.750% due 04/07/2009                            30             28
Republic of Brazil
     7.880% due 01/01/2001 (d)                     3,481          3,481
     7.380% due 04/15/2006                       187,832        176,807
    11.250% due 07/26/2007                         5,750          5,773
    14.500% due 10/15/2009                         6,000          6,615
     8.000% due 04/15/2014                            31             24
    12.250% due 03/06/2030                           900            819
    11.000% due 08/17/2040                         4,462          3,565
Republic of Bulgaria
     7.750% due 07/28/2011 (d)                     2,000          1,515
     3.000% due 07/28/2012 (d)                    20,000         14,568
     7.750% due 07/28/2024 (d)                    86,650         66,287
Republic of Chile
     6.880% due 04/28/2009                        25,000         23,528
Republic of Colombia
    10.880% due 03/09/2004                        10,280          9,946
Republic of Croatia
     7.000% due 02/27/2002                         7,650          7,489
Republic of Panama
     7.880% due 02/13/2002                         1,850          1,830
     7.930% due 05/10/2002 (d)                     1,975          1,940
     4.500% due 07/17/2014                         7,675          6,202
Republic of Peru
     3.750% due 03/07/2017                        11,000          6,141
     4.500% due 03/07/2017 (d)                     5,750          3,601
Republic of Philippines
     7.810% due 01/05/2005 (d)                     8,830          8,337
     6.500% due 12/01/2017                         3,250          2,506
     9.500% due 10/21/2024                         2,958          2,817
Republic of Poland
     3.500% due 10/27/2024 (d)                    64,540         40,660
     4.000% due 10/27/2024                         3,000          2,040
Republic of Kazakhstan
     8.380% due 10/02/2002                         5,000          4,936
Republic of Venezuela
     7.880% due 12/18/2007 (d)                    16,250         13,937
Republica Orient Uruguay
     7.250% due 05/04/2009                         2,500          2,291
State of Israel
     6.200% due 06/14/2003                            25             25

                                                      See accompanying notes 107

Total Return Fund

September 30, 2000 (Unaudited)                     Principal
                                                      Amount         Value
                                                      (000s)        (000s)
--------------------------------------------------------------------------
United Mexican States
     9.780% due 04/07/2004 (d)                    $    3,650  $      3,789
    10.020% due 04/07/2004 (d)                         5,186         5,393
     8.500% due 02/01/2006                           107,500       107,554
     9.880% due 02/01/2010                            10,000        10,655
     6.250% due 12/31/2019                             8,860         7,913
                                                              ------------
Total Sovereign Issues                                             672,358
(Cost $665,775)                                               ============

--------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (f)(g) 2.8%
--------------------------------------------------------------------------
Commonwealth of New Zealand
     4.500% due 02/15/2016 (j)               N$       73,000        31,155
Export-Import Bank Korea
     3.840% due 10/06/2000 (d)               DM        5,000         2,257
Halifax Group Euro Finance
     7.630% due 12/29/2049 (d)               EC        8,500         7,501
KBC Bank Fund Trust IV
     8.220% due 11/29/2049                            20,764        18,605
Korea Development Bank
     6.000% due 03/07/2001                   JY      350,000         3,318
     4.800% due 05/14/2001 (d)               DM       70,000        31,318
     2.560% due 06/26/2001                   JY    4,000,000        37,455
Korea Electric Power
     3.880% due 10/31/2002 (d)               DM       18,900         8,276
Lloyds TSB Capital
     7.380% due 02/07/2049                   EC       16,000        14,244
Nacional Financiera
    22.000% due 05/20/2002                   MP      370,000        40,844
Newcourt Credit Group
     7.630% due 06/28/2001                   C$        9,400         6,299
Republic of Argentina
     5.500% due 03/27/2001                   JY    5,640,000        52,320
Republic of Austria
     0.000% due 01/15/2010                   EC          900           789
Republic of Brazil
     8.250% due 11/26/2001                             2,000         1,797
Republic of Germany
     6.250% due 01/04/2024                            26,310        25,082
     6.500% due 07/04/2027                           111,630       109,577
     6.250% due 01/04/2030                            47,920        46,473
Republic of Philippines
     8.000% due 09/17/2004                            10,290         9,171
R. J. Reynolds
     6.880% due 11/22/2000                   DM        9,500         4,293
Royal Bank of Scotland PLC
     0.000% due 01/01/2000                   BP       85,000       101,978
     6.770% due 03/31/2049                   EC      126,500       112,403
Tecnost International NV
     6.670% due 06/23/2004 (d)                       107,384        95,762
United Mexican States
     6.000% due 03/28/2002                   JY      100,000           992
     3.100% due 04/24/2002                         2,542,000        24,052
     8.750% due 05/30/2002                   BP       23,000        34,446
    10.380% due 01/29/2003                   DM          200            97
     7.000% due 06/02/2003                   C$       30,200        19,388
     7.430% due 04/07/2004 (d)               EC       18,181        16,775
     6.750% due 06/06/2006                   JY    2,000,000        21,853
     7.500% due 03/08/2010                   EC        5,000         4,315
     6.630% due 12/31/2019                   FF       60,000         7,006
     1.100% due 12/31/2019 (d)               JY    1,662,500        15,086
     3.850% due 12/31/2019                         9,145,000        77,905
                                                              ------------
Total Foreign Currency-Denominated Issues                          982,832
(Cost $892,163)                                               ============

--------------------------------------------------------------------------
PURCHASED CALL OPTIONS 0.0%
--------------------------------------------------------------------------
Eurodollar vs. U.S. Dollar (OTC)
   Strike @ 0.81 Exp. 12/21/2000              $      200,000        16,246
                                                              ------------
Total Purchased Call Options                                        16,246
(Cost $16,759)                                                ============

--------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------
   Harborview Mortgage Loan Trust (OTC)
     7.470% due 08/19/2030
     Strike @ 100.00 Exp. 05/01/2005                  22,975             0
   Interest Rate Swap (OTC)
     Strike @ 7.100% Exp. 08/12/2010                  10,000           490
                                                                ----------
   Total Purchased Put Options                                         490
   (Cost $380)                                                  ==========

--------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.0%
--------------------------------------------------------------------------
Banking & Finance 0.0%
Bell Atlantic Financial Services
     5.750% due 04/01/2003                             1,500         1,454
                                                                ----------
Total Convertible Bonds & Notes                                      1,454
(Cost $1,539)                                                   ==========

--------------------------------------------------------------------------
PREFERRED SECURITY 1.0%
--------------------------------------------------------------------------
                                                      Shares
DG Funding Trust
     9.030% due 12/29/2049                            35,150       352,379
                                                                ----------
Total Preferred Security                                           352,379
(Cost $351,502)                                                 ==========

--------------------------------------------------------------------------
PREFERRED STOCK 0.2%
--------------------------------------------------------------------------
Banco Bilbao Vizcaya International
     9.750% due 11/19/2001                           266,217         6,722
Barclays Bank
     9.080% due 04/21/2020                           215,500         5,549
Centaur Funding Corp.
     9.080% due 04/21/2020                               125           127
CSC Holdings, Inc.
    11.125% due 04/01/2008                            25,595         2,719
Fortis Amev NV
     6.430% due 12/31/2049                               171        20,134
Home Ownership Funding
    13.331% due 12/31/2049                             1,125           859
SI Financing Trust
     9.500% due 06/30/2026                           396,194         9,979
TCI Communications, Inc.
     9.720% due 12/31/2036                           622,553        16,186
    10.000% due 05/31/2045                            49,000         1,240
                                                                ----------
Total Preferred Stock                                               63,515
(Cost $66,709)                                                  ==========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 8.3%
--------------------------------------------------------------------------------
                                                   Principal
                                                      Amount
                                                      (000s)
Certificates of Deposit 0.3%
Dominion Resources, Inc.
   6.200% due 01/26/2001                      $       98,900        98,989
                                                                ----------
Commercial Paper 8.0%
Abbey National PLC
   6.520% due 11/03/2000                              12,700        12,626
   6.530% due 11/03/2000                                 900           895
Alcoa, Inc.
   6.470% due 11/29/2000                              53,000        52,417
   6.450% due 12/21/2000                               6,200         6,107
American Electric Power, Inc.
   6.700% due 10/04/2000                               2,000         1,999
   6.760% due 10/04/2000                                 700           700
   6.700% due 10/18/2000                               3,000         2,991
   6.750% due 10/18/2000                                 500           499
   6.700% due 10/25/2000                               1,800         1,792
   6.700% due 10/30/2000                              25,000        24,870
   6.700% due 11/01/2000                               3,300         3,282
   6.700% due 11/02/2000                              22,800        22,668
Anz, Inc.
   6.550% due 11/03/2000                                 100            99
   6.520% due 11/03/2000                               2,700         2,684
   6.480% due 11/28/2000                              28,500        28,192

108 See accompanying notes

                                                   Principal
                                                      Amount         Value
                                                      (000s)        (000s)
--------------------------------------------------------------------------------
Associated Corp. of North America
   6.580% due 11/16/2000                      $        4,600  $      4,562
   6.570% due 11/29/2000                              11,000        10,879
AT&T Corp.
   6.580% due 10/23/2000                               2,600         2,590
   6.510% due 11/08/2000                               1,500         1,490
   6.520% due 11/08/2000                              11,500        11,423
   6.530% due 11/15/2000                               2,500         2,480
   6.470% due 11/29/2000                               3,600         3,560
   6.520% due 11/29/2000                               1,900         1,879
   6.510% due 12/13/2000                               9,500         9,372
   6.520% due 12/13/2000                               5,000         4,932
   6.530% due 12/13/2000                              20,000        19,730
   6.510% due 12/20/2000                              11,800        11,626
Bank One Corp.
   6.500% due 11/03/2000                                 200           199
   6.500% due 11/15/2000                               8,000         7,936
   6.530% due 11/15/2000                                 300           298
   6.470% due 12/06/2000                              49,500        48,894
   6.480% due 12/06/2000                              50,000        49,388
   6.470% due 12/19/2000                               7,600         7,489
Bellsouth Capital Funding
   6.460% due 12/06/2000                              19,100        18,866
   6.470% due 12/12/2000                              17,200        16,971
British Telecom PLC
   6.600% due 11/09/2000                              20,400        20,258
   6.560% due 11/09/2000                                 400           397
Campbell Soup Co.
   6.460% due 12/06/2000                               2,700         2,667
   6.520% due 12/07/2000                                 700           691
CBA (de) Finance
   6.530% due 10/23/2000                               4,700         4,682
CDC
   6.520% due 11/01/2000                                 500           497
Coca-Cola Co.
   6.510% due 10/31/2000                               2,700         2,686
   6.480% due 12/13/2000                               8,500         8,385
   6.490% due 12/13/2000                               4,400         4,341
Compaq Computer Corp.
   6.730% due 10/23/2000                              20,000        19,921
Conagra, Inc.
   6.730% due 10/04/2000                              13,100        13,095
   6.670% due 10/06/2000                               3,000         2,998
   6.670% due 10/18/2000                               1,000           100
   6.680% due 11/08/2000                              28,800        28,602
   6.670% due 11/15/2000                               1,900         1,885
   6.670% due 11/16/2000                              29,500        29,254
Cox Communications
   6.700% due 10/04/2000                              26,700        26,690
   6.700% due 11/06/2000                              50,000        49,674
   6.730% due 11/06/2000                              36,200        35,963
   6.720% due 11/07/2000                              21,500        21,356
CSX Corp.
   6.740% due 10/10/2000                               1,000           999
   6.700% due 10/11/2000                              21,700        21,663
DaimlerChrysler AG
   6.580% due 11/20/2000                               7,200         7,136
   6.580% due 11/22/2000                               3,800         3,765
   6.590% due 11/29/2000                               3,300         3,264
   6.590% due 12/06/2000                              14,300        14,125
   6.540% due 12/07/2000                               3,800         3,753
   6.500% due 12/13/2000                                 200           197
   6.520% due 12/13/2000                              10,700        10,556
Dominion Resources, Inc.
   6.710% due 10/18/2000                              11,500        11,466
   6.710% due 11/06/2000                               5,800         5,762
   6.710% due 11/09/2000                                 800           794
   6.710% due 11/16/2000                              17,900        17,750
Duke Energy Field Service Corp.
   6.700% due 10/19/2000                              50,000        49,842
Eastman Kodak Co.
   6.490% due 11/01/2000                               2,900         2,884
   6.540% due 11/01/2000                               3,300         3,282
   6.480% due 11/16/2000                                 900           893
Edison Midwest
   6.720% due 10/18/2000                              40,000        39,881
   6.720% due 10/25/2000                              10,000         9,957
   6.720% due 11/01/2000                               1,000           994
   6.750% due 11/01/2000                              40,035        39,809
   6.700% due 11/08/2000                               1,400         1,390
   6.740% due 11/08/2000                              10,700        10,626
   6.710% due 11/15/2000                               3,300         3,273
   6.730% due 11/15/2000                               3,800         3,769
   6.800% due 11/15/2000                               7,900         7,834
   6.710% due 11/15/2000                                 500           496
Federal Home Loan Mortgage Corp.
   6.400% due 11/07/2000                                 745           740
   6.410% due 12/07/2000                                 743           734
Federal National Mortgage Assn.
   6.400% due 12/14/2000                               1,163         1,147
Florida Power Corp.
   6.450% due 12/14/2000                               8,500         8,384
   6.470% due 12/14/2000                                 100            99
Gannett Co.
   6.500% due 10/25/2000                                 100           100
   6.490% due 11/20/2000                               3,700         3,667
   6.470% due 11/20/2000                              18,900        18,734
   6.500% due 11/21/2000                               1,800         1,784
General Electric Capital Corp.
   6.470% due 12/06/2000                                 200           198
   6.590% due 12/06/2000                              11,300        11,162
   6.470% due 12/07/2000                              25,000        24,689
   6.490% due 12/07/2000                                 300           296
   6.470% due 12/13/2000                                 700           691
   6.470% due 12/20/2000                                 600           591
   6.510% due 01/10/2001                               7,000         6,870
   6.510% due 01/17/2001                                 900           882
   6.500% due 01/24/2001                              37,400        36,613
General Motors Acceptance Corp.
   6.560% due 11/15/2000                                 200           198
   6.520% due 11/27/2000                               8,600         8,513
   6.550% due 12/06/2000                               2,500         2,469
   6.510% due 12/13/2000                              25,400        25,057
Gillette Co.
   6.460% due 12/12/2000                                 800           789
Honeywell, Inc.
   6.510% due 11/21/2000                              20,000        19,819
   6.470% due 11/29/2000                               5,800         5,736
Houston Industries
   6.770% due 10/04/2000                               6,200         6,198
   6.770% due 10/18/2000                               3,700         3,689
   6.800% due 11/08/2000                               6,200         6,157
   6.800% due 11/15/2000                              50,000        49,584
Infinity Broadcasting Corp.
   6.720% due 11/09/2000                                 900           894
   6.700% due 11/15/2000                                 600           595
   6.700% due 11/16/2000                               1,400         1,388
   6.710% due 11/21/2000                               1,900         1,882
   6.720% due 11/21/2000                              27,800        27,541
   6.710% due 11/22/2000                               6,800         6,735
Ingersoll-Rand Co.
   6.680% due 10/02/2000                                 900           900
   6.840% due 10/02/2000                              23,800        23,800
   6.690% due 10/04/2000                              33,400        33,388
   6.700% due 11/01/2000                               2,100         2,088
   6.720% due 11/01/2000                               1,100         1,094
   6.700% due 11/08/2000                              11,100        11,024
   6.700% due 11/13/2000                              16,800        16,669
   6.700% due 11/15/2000                               4,000         3,967
   6.740% due 11/15/2000                                 600           595
International Paper Co.
   6.700% due 10/05/2000                                 700           700
   6.700% due 10/06/2000                              34,700        34,674
   6.700% due 10/10/2000                               4,400         4,393
   6.720% due 10/10/2000                                 700           699
   6.700% due 10/11/2000                              41,000        40,931
   6.720% due 11/17/2000                                 300           297
   6.720% due 11/28/2000                              10,600        10,485

                                                      See accompanying notes 109

Total Return Fund

September 30, 2000 (Unaudited)                     Principal
                                                      Amount         Value
                                                      (000s)        (000s)
--------------------------------------------------------------------------
KFW International Finance
   6.510% due 10/12/2000                         $     1,600  $      1,597
   6.480% due 12/06/2000                                 800           790
Minnesota Mining & Manufacturing
   6.470% due 11/28/2000                               1,500         1,484
   6.480% due 12/19/2000                                 700           690
Motorola, Inc.
   6.480% due 11/28/2000                              13,100        12,958
   6.520% due 12/13/2000                               4,600         4,538
   6.450% due 12/27/2000                               3,700         3,641
Nabisco, Inc.
   6.700% due 10/18/2000                              28,900        28,813
Natural Rural Utilities
   6.480% due 10/18/2000                               1,000           997
   6.480% due 11/07/2000                               3,100         3,080
   6.520% due 11/15/2000                               5,500         5,456
Nike, Inc.
   6.480% due 10/12/2000                               6,000         5,989
Norfolk Southern Corp.
   6.720% due 11/01/2000                              30,000        29,832
   6.720% due 11/07/2000                              37,400        37,149
Pearson
   6.730% due 10/25/2000                               9,000         8,961
Proctor & Gamble Co.
   6.480% due 11/29/2000                                 200           198
   6.510% due 11/29/2000                               1,300         1,286
Reseau Ferre De France
   6.520% due 10/26/2000                               1,800         1,792
   6.480% due 11/30/2000                               1,000           989
SBC Communications, Inc.
   6.470% due 12/06/2000                                 200           198
   6.490% due 12/06/2000                               3,100         3,062
Sprint Capital Corp.
   6.700% due 10/25/2000                               7,300         7,269
   6.700% due 11/01/2000                               1,900         1,889
   6.700% due 11/03/2000                              31,600        31,412
   6.720% due 11/08/2000                               8,000         7,945
Sumitomo Bank
   6.720% due 11/01/2000                              15,000        14,916
Swedbank, Inc.
   6.510% due 01/19/2001                              10,000         9,799
Texas Utilities Co.
   6.700% due 10/18/2000                               7,100         7,079
   6.760% due 10/18/2000                               3,600         3,589
Tyco International
   6.740% due 10/18/2000                              73,400        73,180
UBS Finance LLC
   6.680% due 10/02/2000                           1,000,000     1,000,000
Verizon Global Funding
   6.490% due 11/08/2000                               1,600         1,589
   6.490% due 11/09/2000                               8,600         8,541
   6.460% due 12/01/2000                               7,500         7,415
   6.480% due 12/06/2000                              50,000        49,388
   6.460% due 12/07/2000                                 200           198
   6.460% due 12/11/2000                                 800           789
   6.470% due 12/14/2000                               6,000         5,918
Washington Mutual
   6.690% due 11/08/2000                              12,000        11,917
Yorkshire Building Society
   6.490% due 11/14/2000                               1,800         1,786
   6.480% due 12/11/2000                              33,700        33,257
   6.470% due 12/20/2000                               1,500         1,478
   6.460% due 12/21/2000                               4,300         4,236
                                                               -----------
                                                                 2,854,106
                                                               ===========
U.S. Treasury Bills (b)(k) 0.0%
   5.933% due 02/01/2001                               1,655         1,621
                                                               -----------
Total Short-Term Instruments                                     2,954,716
(Cost $2,954,943)                                              ===========

                                                                     Value
                                                                    (000s)
--------------------------------------------------------------------------
Total Investments (a) 152.0%                                  $ 54,049,779
(Cost $54,354,587)

Written Options (c) (0.1%)                                         (35,447)
(Premiums $40,793)

Other Assets and Liabilities (Net) (51.9%)                     (18,465,617)
                                                              ------------
Net Assets 100.0%                                             $ 35,548,715
                                                              ============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                $    295,213

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                  (600,021)
                                                              ------------
Unrealized depreciation-net                                   $   (304,808)
                                                              ============
(b) Securities with an aggregate market value of $1,621 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                                Unrealized
                                                       # of  Appreciation/
Type                                               Contracts (Depreciation)
----------------------------------------------------------------------------
Eurodollar December Futures (12/2000)                   305   $       (173)
Municipal Bond (12/2000)                              2,371         (1,820)
EuroBond 10 Year Note (12/2000)                      17,718          1,772
U.S. Treasury 5 Year Note (12/2000)                  10,646         (6,488)
U.S. Treasury 10 Year Note (12/2000)                 29,648          5,027
U.S. Treasury 30 Year Bond (12/2000)                  4,844         (2,214)
EuroBond 10 Year Note Options (11/2000)              22,213          4,080
United Kingdom 10 Year Note (12/2000)                 2,731          1,588
                                                              --------------
                                                              $      1,772
                                                              ==============
(c) Premiums received on written options:

                                             # of
Type                                    Contracts       Premium        Value
----------------------------------------------------------------------------
Call - TSE Government of Japan December Futures
   Strike @ 134.00 Exp. 11/30/2000            458        $  881  $       916

Put - OTC Japanese Interest Rate Swap December Futures
   Strike @ 2.305% Exp. 11/30/2000 10,800,000,000            86          372

Put - OTC Japanese Interest Rate Swap December Futures
   Strike @ 2.315% Exp. 11/30/2000 10,800,000,000           101          377

Call - CBOT U.S. Treasury Note December Futures
   Strike @ 103.00 Exp. 11/18/2000         10,716         1,364        1,172

Call - CBOT U.S. Treasury Note December Futures
   Strike @ 102.00 Exp. 11/18/2000         12,253         3,119        2,872

Put - CBOT U.S. Treasury Note December Futures
   Strike @ 98.00 Exp. 11/18/2000           4,528         1,662          778

Put - CBOT U.S. Treasury Note December Futures
   Strike @ 97.00 Exp. 11/18/2000           2,991           744          280

Put - CME Eurodollar December
Futures
   Strike @ 93.00 Exp. 12/18/2000           5,644         5,314          141

110 See accompanying notes

Call - CME Eurodollar December
Futures
   Strike @ 92.75 Exp.                1,195         $    845  $      1,479
   12/18/2000

Put - CME Eurodollar March
Futures
   Strike @ 92.75 Exp.                7,127            2,736           267
   03/19/2001

Call - CME Eurodollar March
Futures
   Strike @ 93.25 Exp.               18,834            4,726        13,890
   03/19/2001

Put - CME Eurodollar March
Futures
   Strike @ 92.50 Exp.                7,225            4,582           181
   03/19/2001

Call - CME Eurodollar March
Futures
   Strike @ 93.00 Exp.                5,000            2,098         6,313
   03/19/2001

Put - CME Eurodollar March
Futures
   Strike @ 92.25 Exp.                8,769            5,077           110
   03/19/2001

Put - CME Eurodollar December
Futures
   Strike @ 92.25 Exp.                2,902            1,109            18
   12/18/2000

Put - OTC 3 Month LIBOR
Interest Rate Swap
   Strike @ 8.250% Exp.            560,000,000         2,226            11
   03/19/2001

Call - OTC 3 Month LIBOR
Interest Rate Swap
   Strike @ 6.750% Exp.            560,000,000           603         2,750
   03/19/2001

Call - OTC 3 Month LIBOR
Interest Rate Swap
   Strike @ 6.500% Exp.            275,000,000         1,760         1,760
   02/23/2001

Call - OTC 3 Month LIBOR
Interest Rate Swap
   Strike @ 6.500% Exp.            275,000,000         1,760         1,760
   02/22/2001                                      -----------------------
                                                   $  40,793  $     35,477
                                                   =======================
(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Reverse repurchase agreements were entered into September 25, 2000 paying interest at 6.520%. The following securities were segregated with collateral for reverse repurchase agreements

Type                                            Maturity          Value
-----------------------------------------------------------------------
Federal National Mortgage Assn. 7.000%        10/01/2003     $   42,864
Federal National Mortgage Assn. 6.690%        08/01/2027         39,604
Government National Mortgage Assn. 7.130%     10/20/2030         65,131
Government National Mortgage Assn. 6.750%     07/20/2027         41,986
                                                             ----------
                                                             $  189,585
                                                             ==========
(f) Foreign forward currency contracts outstanding at September 30, 2000:



                               Principal
                                  Amount                  Unrealized
                              Covered by  Settlement   Appreciation/
Type           Currency         Contract       Month  (Depreciation)
--------------------------------------------------------------------------------
Sell                 C$           43,714     10/2000    $        413
Buy                                7,000     10/2000             (54)
Sell                 EC          295,593     10/2000           8,049
Buy                              393,768     10/2000          (1,541)
Buy                              276,495     11/2000             502
Sell                 BP          103,747     10/2000          (5,419)
Buy                  HF        2,000,000     03/2001             181
Sell                 JY        4,519,202     04/2001          (1,390)
Sell                          20,157,034     10/2000           3,425
Buy                           18,843,139     10/2000              71
Sell                          18,843,139     11/2000            (100)
Sell                 N$           60,917     10/2000             565
Buy                  PZ           45,000     01/2001            (543)
Buy                               40,000     02/2001            (215)
Buy                               17,000     03/2001            (168)
                                                        ------------
                                                        $      3,776
                                                        ============
(g) Principal amount denoted in indicated currency:

       BP  -    British Pound
       C$  -    Canadian Dollar
       EC  -    Euro
       HF  -    Hungarian Forint
       JY  -    Japanese Yen
       N$  -    New Zealand Dollar
       PZ  -    Polish Zloty


(h) Swap agreements outstanding at September 30, 2000:

                                                   Notional     Unrealized
Type                                                Amount     Depreciation
--------------------------------------------------------------------------------
Receive floating rate based on 6-month
JY-LIBOR and pay fixed rate equal to
2.340%.

Broker: Deutsche Bank AG New York
Exp. 10/08/2007                            JY     24,500,000  $      (9,740)

Receive floating rate based on 6-month
JY-LIBOR and pay fixed rate equal to
1.495%.

Broker: Deutsche Bank AG New York
Exp. 09/16/2008                                    7,000,000          1,709

Receive floating rate based on 3-month
LIBOR plus 1.600% and pay a fixed rate
equal to 0.426%.

Broker: Lehman Brothers
Exp. 04/19/2005                                  $    13,033              1

Receive floating rate based on 3-month
LIBOR plus 0.500% and pay a fixed rate
equal to 7.600%.

Broker: Lehman Brothers
Exp. 07/15/2003                                       35,000           (354)

Receive floating rate based on 6-month
BP-LIBOR and pay a fixed rate equal to
5.930%.

Broker: Goldman Sachs
Exp. 08/25/2030                              BP       50,000           (579)

Receive floating rate based on 3-month
Canadian Bank Bill and pay a fixed rate
equal to 6.302%.

Broker: Goldman Sachs
Exp. 07/13/2010                              C$       40,000           (258)

Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to
2.295%.

Broker: Goldman Sachs
Exp. 04/14/2008                              JY   11,635,000         (3,964)

Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to
2.305%.

Broker: Goldman Sachs
Exp. 04/15/2008                                    7,563,000         (2,621)

Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to
1.669%.

Broker: Goldman Sachs
Exp. 05/18/2007                                   51,000,000         (1,259)

Receive floating rate based on 6-month
EURO-LIBOR and pay fixed rate equal to
6.175%.

Broker: Goldman Sachs
Exp. 05/22/2030                              EC       94,820           (953)

                                                      See accompanying notes 111

Total Return Fund
September 30, 2000 (Unaudited)

Receive floating rate based on 6-month EURO-LIBOR plus 0.499% and pay a fixed rate equal to 6.000%.

Broker: J.P. Morgan
Exp. 01/04/2009                              EC      123,620  $       1,945

Receive floating rate based on 6-month EURO-LIBOR minus 0.54% and pay a fixed rate equal to 6.250%.

Broker: J.P. Morgan
Exp. 01/04/2024                                       26,270            320

Receive floating rate based on 3-month EURO-LIBOR and pay a fixed rate equal to 6.010%.

Broker: Morgan Stanley
Exp. 01/04/2030                                       83,670          (514)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.305%.

Broker: Goldman Sachs
Exp. 04/15/2008                              JY      377,000             29

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.669%.

Broker: Goldman Sachs
Exp. 05/18/2007                                    1,500,000             33

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.295%.

Broker: Goldman Sachs
Exp. 04/14/2008                                      580,000             47

Receive floating rate based on 3-month Canadian Bank Bill and pay a fixed rate equal to 6.317%.

Broker: Goldman Sachs
Exp. 07/12/2010                              C$       30,000          (213)

Receive a fixed rate equal to 7.317% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 11/15/2003                               $       85,000          1,117

Receive floating rate based on 3-month LIBOR and pay to the counterparty $187,253 due 11/15/2021.

Broker: Lehman Brothers
Exp. 11/15/2021                                       42,600          (702)

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 5.950%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                                        3,200              0

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 6.150%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                        3,200          (171)

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 5.050%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 05/03/2001                                        6,000          (201)

Receive fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Niagara Mohawk Corp. 7.750% due 10/01/2008.

Broker: Lehman Brothers
Exp. 12/31/2004                                       50,000             3

Receive fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.400% due 02/01/2004.

Broker: Goldman Sachs
Exp. 11/10/2002                                       20,000             1

Receive fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                       10,000             1

Receive fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Philip Morris Co.
7.200% due 02/01/2007.

Broker: Goldman Sachs
Exp. 12/22/2000                                       17,000             1

Receive fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Pacific Gas & Electric Corp. 6.550% due 12/08/2005.

Broker: J.P. Morgan
Exp. 05/23/2003                                       22,000             0

Receive fixed rate equal to 5.600% and the Fund will pay to the counterparty at par in the event of default of the Republic of Venezuela 9.250% due 09/15/2027.

Broker: Deutsche Bank AG New York
Exp. 04/04/2001                                       25,000            14

Receive fixed rate equal to 5.850% and the Fund will pay to the counterparty at par in the event of default of the Republic of Venezuela 9.250% due 09/15/2027.

Broker: Deutsche Bank AG New York
Exp. 04/17/2001                                       10,000             6

Receive fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Wisconsin Electric Power 6.625% due 11/16/2006.

Broker: Lehman Brothers
Exp. 04/18/2003                                       25,000             1

Receive fixed rate equal to 1.900% and the Fund will pay to the counterparty at par in the event of default of the Republic of Brazil based on 6-month LIBOR plus 0.813% due 04/15/2006.

Broker: Credit Suisse First Boston International
Exp. 05/03/2001                                       50,000             9

Receive fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.875% due 01/15/2007.

Broker: Salomon Brothers, Inc.
Exp. 05/09/2002                                       50,000             7

112 See accompanying notes

Receive fixed rate equal to 0.100% and the Fund will pay to the counterparty at par in the event of default of Walmart Stores, Inc. 6.875% due 08/10/2009.

Broker: Credit Suisse First Boston
International
Exp. 11/01/2000                                 $    100,000    $        1

Receive fixed rate equal to 0.100% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 7.250% due 02/02/2005.

Broker: J.P. Morgan
Exp. 05/19/2001                                       50,000             1

Receive fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.875% due 01/15/2007.

Broker: Salomon Brothers, Inc.
Exp. 06/13/2002                                       50,000             8

Receive fixed rate equal to 0.500% and the Fund will pay to the counterparty at par in the event of default of Raytheon Co.
6.500% due 07/15/2005.

Broker: Merril Lynch
Exp. 06/30/2001                                       25,000             1

Receive fixed rate equal to 0.120% and the Fund will pay to the counterparty at par in the event of default of IBM Corp.
7.250% due 11/01/2002.

Broker: J.P. Morgan
Exp. 12/31/2000                                       50,000             1

Receive a fixed rate equal to 4.910% and pay floating rate based on 10-year Municipal Market Dataline Index.

Broker: Morgan Stanley
Exp. 11/07/2000                                       10,000           361
                                                                 ---------
                                                                 $ (15,912)
                                                                 =========

                               Fixed                                Unrealized
                              Spread               Notional       Appreciation/
Type                             (%)                 Amount       Depreciation
--------------------------------------------------------------------------------
Receive the 10-year Swap Spread and pay a fixed spread.
The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005               0.8675       $        258,500     $        2,598

Broker: Morgan Stanley
Exp. 02/28/2005               0.9925                 25,000               (223)

Receive On-The-Run 30-year Swap Spread and pay a fixed spread.
The on the-run 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Goldman Sachs
Exp. 04/04/2005               1.3900                 50,000               (591)

Receive the 30-year Swap Spread and pay a fixed spread.
The 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/16/2005               1.1120                 37,700               (329)

Broker: Goldman Sachs
Exp. 02/15/2005               1.0850                 10,000               (155)

Broker: Goldman Sachs
Exp. 02/16/2005               1.1120                  3,300                (52)

Receive the 5-year Swap Spread and pay a fixed spread.
The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley        0.9900                107,200               (294)
Exp. 04/07/2005

Broker: Lehman Brothers
Exp. 04/10/2005               0.9500                130,000               (356)

Broker: Bank of America
Exp. 04/11/2005               0.9675                250,000               (263)

Receive On-The-Run 2-year Swap Spread and pay a fixed spread.
The On-The-Run 2-year Swap Spread is the difference between the 2-year Swap Rate and the 2-year Treasury Rate.

Broker: Bank of America
Exp. 07/19/2001               0.9250                100,000               (850)
                                                                     ---------
                                                                     $    (515)
                                                                     =========
(i) Principal amount of the security is adjusted for inflation.

(j) Subject to financing transaction.

(k) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(l) Restricted security.

(m) Security is in default.

                                                      See accompanying notes 113

Schedule of Investments
Total Return Mortgage Fund
September 30, 2000 (Unaudited)                Principal
                                                 Amount        Value
                                                 (000s)       (000s)
--------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 0.3%
--------------------------------------------------------------------
Treasury Inflation Protected Securities
(e)
   3.625% due 07/15/2002                    $        54   $       54
                                                          ----------
Total U.S. Treasury Obligations                                   54
(Cost $54)                                                ==========

--------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 124.2%
--------------------------------------------------------------------
Collateralized Mortgage Obligations 52.8%
Chase Mortgage Finance Corp.
   7.000% due 07/25/2024                            607          603
   7.000% due 12/25/2028                            334          308
Countrywide Alternative Loan Trust
   6.750% due 08/25/2028                             95           93
Countrywide Home Loans
   6.750% due 11/25/2027                             38           38
DLJ Mortgage Acceptance Corp.
   7.000% due 06/25/2028                            138          130
Federal Home Loan Mortgage Corp.
   6.000% due 06/15/2008                            432          423
   6.328% due 02/01/2018 (d)                        172          168
   4.500% due 03/15/2021                             52           47
   6.750% due 08/15/2021                          1,000          986
   3.500% due 12/15/2022                             10            7
   6.500% due 12/15/2023                             46           42
   6.500% due 03/15/2024                            107           94
   6.900% due 04/15/2026                          1,035        1,022
   8.000% due 06/15/2026                             70           71
   6.500% due 05/15/2027                             73           66
   7.000% due 01/15/2028                            150          131
   6.000% due 10/15/2028                            153          131
Federal National Mortgage Assn.
   6.900% due 08/25/2011                            100           97
   6.500% due 02/25/2019                          1,044        1,035
   7.750% due 08/25/2022                             63           64
   7.500% due 03/25/2023                             96           94
   7.625% due 04/25/2023 (d)                         25           26
   6.500% due 09/25/2023                             36           32
   6.750% due 09/25/2023                             53           47
   7.000% due 09/25/2023                             16           15
   6.500% due 10/25/2023                            217          199
   6.500% due 12/25/2023                            170          143
   7.100% due 12/25/2023                             41           39
   7.020% due 04/18/2028 (d)                        124          124
General Electric Capital Mortgage
Services, Inc.
   7.000% due 01/25/2028                            100           92
   6.750% due 06/25/2028                            200          188
Government National Mortgage Assn.
   7.500% due 12/20/2022                            149          149
Norwest Asset Securities Corp.
   6.250% due 01/25/2029                            174          162
PNC Mortgage Securities Corp.
   6.750% due 09/25/2028                          1,099        1,036
Residential Accredit Loans, Inc.
   7.000% due 01/25/2028                            386          384
Superannuation Members Home Loans Global
Fund
   6.915% due 06/15/2026 (d)                        300          300
Vendee Mortgage Trust
   7.750% due 05/15/2022                             38           38
                                                          ----------
                                                               8,624
                                                          ==========
Federal Home Loan Mortgage Corporation 3.1%
   5.500% due 02/01/2001                            154          151
   6.000% due 10/01/2024                            150          142
   7.000% due 02/01/2027                            113          111
   7.556% due 11/01/2028 (d)                        107          109
                                                          ----------
                                                                 513
                                                          ==========
Federal National Mortgage Association 22.4%
   5.805% due 10/01/2028 (d)                        494          476
   6.000% due 10/01/2099                            700          654
   6.483% due 11/01/2018 (d)                         43           43
   7.500% due 12/01/2099                          2,000        1,995
   7.519% due 05/01/2023 (d)                        168          169
   9.000% due 01/01/2020                            304          317
                                                          ----------
                                                               3,654
                                                          ==========
Government National Mortgage Association 44.9%
   6.375% due 03/20/2027 (d)                          9            9
   6.750% due 07/20/2022-07/20/2025                 538          543
   (c)(d)
   7.125% due 12/20/2021-11/20/2026                 392          395
   (c)(d)
   7.375% due 03/20/2016-01/20/2027               1,326        1,335
   (c)(d)
   7.500% due 05/15/2027-08/15/2027 (c)             124          124
   8.000% due 12/15/2099                          4,450        4,529
   8.500% due 12/31/2099                            400          411
                                                         -----------
                                                               7,346
                                                         ===========
Stripped Mortgage-Backed Securities 1.0%
Federal National Mortgage Association
(IO)
   6.500% due 07/25/2007                             59            3
Federal National Mortgage Association
(PO)
   0.000% due 07/25/2022                            264          162
                                                         -----------
                                                                 165
                                                         -----------
Total Mortgage-Backed Securities                              20,302
(Cost $20,119)                                           ===========

--------------------------------------------------------------------
ASSET-BACKED SECURITIES 2.8%
--------------------------------------------------------------------
Bayview Financial Acquisition Trust
   7.011% due 07/25/2030 (d)                        197          197
MLCC Mortgage Investors, Inc.
   6.998% due 03/15/2025 (d)                        253          254
                                                         -----------
Total Asset-Backed Securities                                    451
(Cost $450)                                              ===========

--------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.1%
--------------------------------------------------------------------
Technology 0.1%
Clear Channel Communications, Inc.
   1.500% due 12/01/2002                             10            9
                                                         -----------
Total Convertible Bonds & Notes                                    9
(Cost $10)                                               ===========

--------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 18.8%
--------------------------------------------------------------------
Commercial Paper 17.0%
Alcoa, Inc.
   6.450% due 12/21/2000                            200          197
American Electric Power, Inc.
   6.760% due 10/04/2000                            400          400
AT&T Corp.
   6.510% due 12/13/2000                            200          197
Conagra, Inc.
   6.670% due 10/04/2000                            600          600
   6.670% due 11/15/2000                            300          298
Eastman Kodak Co.
   6.460% due 12/04/2000                            200          198
General Electric Capital Corp.
   6.470% due 12/20/2000                            200          197
Ingersoll-Rand Co.
   6.690% due 10/04/2000                            300          300
KFW International Finance
   6.460% due 12/06/2000                            300          297
Yorkshire Building Society
   6.490% due 11/14/2000                            100           99
                                                          ----------
                                                               2,783
                                                          ==========
Repurchase Agreement 1.7%
State Street Bank
   5.850% due 10/02/2000                            285          285
   (Dated 9/29/2000. Collateralized by                    ----------
   Federal Home Loan Mortgage Corp.
   7.050% due 09/19/2003 valued at $295.
   Repurchase proceeds are $285.)

U.S. Treasury Bills (b) 0.1%
   5.925% due 02/01/2001                             10           10
                                                          ----------
Total Short-Term Instruments                                   3,078
(Cost $3,077)                                             ==========

114 See accompanying notes

                                                                   Value
                                                                  (000s)
------------------------------------------------------------------------
Total Investments (a) 146.2%                               $      23,894
(Cost $23,710)

Other Assets and Liabilities (Net) (46.2%)                       (7,548)
                                                           -------------
Net Assets 100.0%                                          $      16,346
                                                           =============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost.                                       $         229

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                    (45)
                                                           -------------
Unrealized appreciation-net                                $         184
                                                           =============
(b) Securities with an aggregate market value of $10 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:


                                                  # of       Unrealized
Type                                             Contracts  Appreciation
------------------------------------------------------------------------
U.S. Treasury 10 Year Note (12/2000)                   1   $           0
                                                           -------------
(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Principal amount of the security is adjusted for inflation.

                                                      See accompanying notes 115

Financial Highlights - A, B, and C Classes

                                                                                 Net Realized /
                                               Net Asset Value                   Unrealized Gain   Total Income      Dividends from
Selected Per Share Data for the Year           Beginning of     Net Investment   (Loss) on         from Investment   Net Investment
  or Period Ended:                             Period           Income (Loss)    Investments       Operations        Income
                                               ---------------  --------------   ---------------   ---------------   --------------

California Intermediate Municipal Bond Fund
  Class A
     09/30/2000 (b)                            $      10.05     $   0.19(a)      $   0.25(a)       $         0.44    $       (0.20)
     10/19/1999 - 03/31/2000                           9.94         0.18(a)          0.12(a)                 0.30            (0.17)

California Municipal Bond Fund
   Class A
     07/31/2000 - 09/30/2000 (b)                $     10.35     $   0.08(a)      $   0.04(a)       $         0.12    $       (0.09)

Convertible Fund
   Class A
     09/30/2000 (b)                             $     15.76     $   0.00(a)       $ (0.33)(a)       $       (0.33)   $       (0.10)
     05/28/1999 - 03/31/2000                          10.67         0.00(a)          5.35(a)                 5.35            (0.03)
   Class B
     09/30/2000 (b)                                   15.68        (0.09)(a)        (0.26)(a)               (0.35)           (0.06)
     05/28/1999 - 03/31/2000                          10.67        (0.07)(a)         5.29(a)                 5.22            (0.02)
   Class C
     09/30/2000 (b)                                   15.71        (0.09)(a)        (0.27)(a)               (0.36)           (0.05)
     05/28/1999 - 03/31/2000                          10.67        (0.07)(a)         5.31(a)                 5.24            (0.02)

Emerging Markets Bond Fund
   Class A
     09/30/2000 (b)                             $      8.61     $   0.41(a)      $   0.02(a)       $         0.43    $       (0.40)
     03/31/2000                                        7.51         0.84(a)          1.10(a)                 1.94            (0.84)
     03/31/1999                                        9.67         0.83(a)         (2.11)(a)               (1.28)           (0.83)
     07/31/1997 - 03/31/1998                          10.00         0.44(a)         (0.18)(a)                0.26            (0.44)
   Class B
     09/30/2000 (b)                                    8.61         0.37(a)          0.03(a)                 0.40            (0.37)
     03/31/2000                                        7.51         0.77(a)          1.11(a)                 1.88            (0.78)
     03/31/1999                                        9.67         0.77(a)         (2.11)(a)               (1.34)           (0.77)
     07/31/1997 - 03/31/1998                          10.00         0.40(a)         (0.20)(a)                0.20            (0.38)
   Class C
     09/30/2000 (b)                                    8.61         0.37(a)          0.04(a)                 0.41            (0.38)
     03/31/2000                                        7.51         0.78(a)          1.10(a)                 1.88            (0.78)
     03/31/1999                                        9.67         0.77(a)         (2.11)(a)               (1.34)           (0.77)
     07/31/1997 - 03/31/1998                          10.00         0.38(a)         (0.18)(a)                0.20            (0.38)

Foreign Bond Fund
   Class A
     09/30/2000 (b)                             $     10.03     $   0.29(a)      $   0.07(a)       $         0.36    $       (0.29)
     03/31/2000                                       10.63         0.59(a)         (0.45)(a)                0.14            (0.59)
     03/31/1999                                       10.74         0.53(a)          0.24(a)                 0.77            (0.53)
     03/31/1998                                       10.41         0.61(a)          0.62(a)                 1.23            (0.59)
     01/20/1997 - 03/31/1997                          10.59         0.59            (0.72)                  (0.13)           (0.05)
   Class B
     09/30/2000 (b)                                   10.03         0.25(a)          0.06(a)                 0.31            (0.24)
     03/31/2000                                       10.63         0.51(a)         (0.45)(a)                0.06            (0.51)
     03/31/1999                                       10.74         0.46(a)          0.24(a)                 0.70            (0.46)
     03/31/1998                                       10.41         0.53(a)          0.61(a)                 1.14            (0.50)
     01/20/1997 - 03/31/1997                          10.59         0.58            (0.72)                  (0.14)           (0.04)
   Class C
     09/30/2000 (b)                                   10.03         0.25(a)          0.06(a)                 0.31            (0.24)
     03/31/2000                                       10.63         0.51(a)         (0.45)(a)                0.06            (0.51)
     03/31/1999                                       10.74         0.45(a)          0.24(a)                 0.69            (0.45)
     03/31/1998                                       10.41         0.52(a)          0.62(a)                 1.14            (0.50)
     01/20/1997 - 03/31/1997                          10.59         0.58            (0.72)                  (0.14)           (0.04)

+   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited
(c) Ratio of expenses to average net assets excluding interest expense is 1.70%.
(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.08%.

116 See accompanying notes


Dividends in   Distributions     Distributions in
Excess of Net  from Net          Excess of Net
Investment     Realized Capital  Realized Capital  Total          Net Asset Value              Net Assets End
Income         Gains             Gains             Distributions  End of Period   Total Return of Period (000s)
-------------  ----------------  ----------------  ------------   --------------- ------------ ----------------
$    0.00    $       0.00     $     0.00         $   (0.20)   $     10.29        4.46%      $     30,905
     0.00           (0.02)          0.00             (0.19)         10.05        2.94              1,793



$    0.00    $       0.00     $     0.00         $   (0.09)   $     10.38        1.51%      $         10



$    0.00    $       0.00     $     0.00         $   (0.10)   $     15.33       (2.10)%     $      7,029
    (0.14)          (0.09)          0.00             (0.26)         15.76       50.36              5,327

     0.00            0.00           0.00             (0.06)         15.27       (2.23)             5,513
    (0.10)          (0.09)          0.00             (0.21)         15.68       49.18              2,437

     0.00            0.00           0.00             (0.05)         15.30       (2.25)            14,129
    (0.09)          (0.09)          0.00             (0.20)         15.71       49.33              7,924



$    0.00    $       0.00     $     0.00         $   (0.40)   $      8.64        5.19%      $        321
     0.00            0.00           0.00             (0.84)          8.61       27.39                316
     0.00            0.00          (0.05)            (0.88)          7.51      (12.90)               172
     0.00           (0.15)          0.00             (0.59)          9.67        2.84                317

     0.00            0.00           0.00             (0.37)          8.64        4.75              1,320
     0.00            0.00           0.00             (0.78)          8.61       26.43              1,168
     0.00            0.00          (0.05)            (0.82)          7.51      (13.58)               398
     0.00           (0.15)          0.00             (0.53)          9.67        2.29                304

     0.00            0.00           0.00             (0.38)          8.64        4.88                556
     0.00            0.00           0.00             (0.78)          8.61       26.49                249
     0.00            0.00          (0.05)            (0.82)          7.51      (13.57)               229
     0.00           (0.15)          0.00             (0.53)          9.67        2.29                136



$    0.00    $       0.00     $     0.00         $   (0.29)   $     10.10        3.59%      $     65,845
     0.00           (0.15)          0.00             (0.74)         10.03        1.50             54,299
     0.00           (0.10)         (0.25)            (0.88)         10.63        7.43             29,009
     0.00           (0.31)          0.00             (0.90)         10.74       12.14              9,582
     0.00            0.00           0.00             (0.05)         10.41       (1.21)               704

     0.00            0.00           0.00             (0.24)         10.10        3.15             25,730
     0.00           (0.15)          0.00             (0.66)         10.03        0.72             24,402
     0.00           (0.10)         (0.25)            (0.81)         10.63        6.69             21,256
     0.00           (0.31)          0.00             (0.81)         10.74       11.29             10,631
     0.00            0.00           0.00             (0.04)         10.41       (1.34)             1,221

     0.00            0.00           0.00             (0.24)         10.10        3.16             30,961
     0.00          (0.15)           0.00             (0.66)         10.03        0.73             30,214
     0.00          (0.10)          (0.25)            (0.80)         10.63        6.63             29,584
     0.00          (0.31)           0.00             (0.81)         10.74       11.29             17,080
     0.00            0.00           0.00             (0.04)         10.41       (1.32)             1,788



               Ratio of Net
  Ratio of     Investment
  Expenses to  Income (Loss)
  Average Net  to Average      Portfolio
  Assets       Net Assets      Turnover Rate
  -----------  ------------    -------------
   0.85%+          3.78%+         194%
   0.85+(f)        3.96+          357



   0.85%+          4.73%+         286%



   1.08%+         (0.41)%+        100%
   1.05+(d)        0.15+          247

   1.83+          (1.21)+         100
   1.80+(e)       (0.58)+         247

   1.83+           0.03+          100
   1.80+(e)       (0.59)+         247



   1.25%+          9.44%+         377%
   1.29           10.59           328
   1.25           10.26           315
   1.26+           6.93+          695

   2.00+           8.63+          377
   2.04            9.57           328
   2.00            9.68           315
   2.01+           6.33+          695

   2.00+           8.74+          377
   2.04            9.87           328
   2.00            9.79           315
   2.01+           6.11+          695



   1.00%+          5.72%+         248%
   1.19 (g)        5.75           330
   0.95            4.87           376
   0.95            5.88           280
   0.97+           4.95+          984

   1.75+           5.00+          248
   1.91 (c)        5.00           330
   1.70            4.14           376
   1.70            5.13           280
   1.75+           3.73+          984

   1.75+           5.01+          248
   1.91 (c)        5.01           330
   1.70            4.16           376
   1.70            5.13           280
   1.76+           4.09+          984

(e) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.83%.
(f) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.63%.
(g) Ratio of expenses to average net assets excluding interest expense is 0.95%.


                                                      See accompanying notes 117

                                                                                 Net Realized /
                                            Net Asset Value                      Unrealized Gain    Total Income      Dividends from
Selected Per Share Data for the             Beginning of       Net Investment    (Loss) on          from Investment   Net Investment
  Year or Period Ended:                     Period             Income (Loss)     Investments        Operations        Income
                                            ---------------    --------------    ---------------    ---------------   --------------


Global Bond Fund II
   Class A
     09/30/2000 (b)                         $      9.41         $  0.28 (a)      $   0.07  (a)       $    0.35        $     (0.28)
     03/31/2000                                    9.89            0.52 (a)         (0.46) (a)            0.06              (0.51)
     03/31/1999                                    9.92            0.48 (a)          0.06  (a)            0.54              (0.48)
     03/31/1998                                   10.84            0.64 (a)          0.51  (a)            1.15               0.00
     10/01/1996 - 03/31/1997                      10.96            0.66             (0.16)                0.50              (0.22)
     09/30/1996                                   10.00            0.32 (e)          0.95                 1.27              (0.31)
   Class B
     09/30/2000 (b)                                9.41            0.25 (a)          0.07  (a)            0.32              (0.25)
     03/31/2000                                    9.89            0.45 (a)         (0.46) (a)           (0.01)             (0.44)
     03/31/1999                                    9.92            0.41 (a)          0.06  (a)            0.47              (0.41)
     03/31/1998                                   10.84            0.66 (a)          0.41  (a)            1.07               0.00
     10/01/1996 - 03/31/1997                      10.96            0.62             (0.16)                0.46              (0.18)
     09/30/1996                                   10.00            0.30 (e)          0.92                 1.22              (0.26)
   Class C
     09/30/2000 (b)                                9.41            0.25 (a)          0.07  (a)            0.32              (0.25)
     03/31/2000                                    9.89            0.45 (a)         (0.46) (a)           (0.01)             (0.44)
     03/31/1999                                    9.92            0.41 (a)          0.06  (a)            0.47              (0.41)
     03/31/1998                                   10.84            0.55 (a)          0.52  (a)            1.07               0.00
     10/01/1996 - 03/31/1997                      10.96            0.62             (0.16)                0.46              (0.18)
     09/30/1996                                   10.00            0.30 (e)          0.92                 1.22              (0.26)

High Yield Fund
   Class A
     09/30/2000 (b)                         $     10.22         $  0.44 (a)      $  (0.10) (a)       $    0.34        $     (0.44)
     03/31/2000                                   11.23            0.89 (a)         (1.01) (a)           (0.12)             (0.88)
     03/31/1999                                   11.66            0.91 (a)         (0.43) (a)            0.48              (0.90)
     03/31/1998                                   11.10            0.93 (a)          0.66  (a)            1.59              (0.94)
     01/13/1997 - 03/31/1997                      11.18            0.17             (0.05)                0.12              (0.20)
   Class B
     09/30/2000 (b)                               10.22            0.40 (a)         (0.10) (a)            0.30              (0.40)
     03/31/2000                                   11.23            0.81 (a)         (1.01) (a)           (0.20)             (0.80)
     03/31/1999                                   11.66            0.82 (a)         (0.43) (a)            0.39              (0.81)
     03/31/1998                                   11.10            0.84 (a)          0.66  (a)            1.50              (0.85)
     01/13/1997 - 03/31/1997                      11.18            0.15             (0.05)                0.10              (0.18)
   Class C
     09/30/2000 (b)                               10.22            0.40 (a)         (0.10) (a)            0.30              (0.40)
     03/31/2000                                   11.23            0.81 (a)         (1.01) (a)           (0.20)             (0.80)
     03/31/1999                                   11.66            0.82 (a)         (0.43) (a)            0.39              (0.81)
     03/31/1998                                   11.10            0.85 (a)          0.65  (a)            1.50              (0.85)
     01/13/1997 - 03/31/1997                      11.18            0.15             (0.05)                0.10              (0.18)

+   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited
(c) Ratio of expenses to average net assets without the waiver would have been 1.57%.
(d) Ratio of net investment income to average net assets without the waiver would have been 4.58%.
(e) Reflects voluntary waiver of investment advisory fee of $12,041 (0.01 per share) by the Advisor.



118 See accompanying notes


Dividends in   Distributions    Distributions in
Excess of Net  from Net         Excess of Net
Investment     Realized Capital Realized Capital  Total         Net Asset Value                Net Assets End
Income         Gains            Gains             Distributions End of Period    Total Return  of Period (000s)
-------------  ---------------- ----------------  ------------- ---------------  ------------  ----------------
$    0.00      $    0.00        $     0.00        $    (0.28)   $    9.48            3.79%     $    1,876
    (0.01)         (0.02)             0.00             (0.54)        9.41            0.71           2,279
     0.00          (0.01)            (0.08)            (0.57)        9.89            5.65           2,728
    (0.54)         (1.53)             0.00             (2.07)        9.92           11.21           6,816
     0.00          (0.40)             0.00             (0.62)       10.84            4.55           7,652
     0.00           0.00              0.00             (0.31)       10.96           15.01           7,360

     0.00           0.00              0.00             (0.25)        9.48             3.41          4,405
    (0.01)         (0.02)             0.00             (0.47)        9.41            (0.05)         4,590
     0.00          (0.01)            (0.08)            (0.50)        9.89             4.85          4,909
    (0.46)         (1.53)             0.00             (1.99)        9.92            10.39          4,473
     0.00          (0.40)             0.00             (0.58)       10.84             4.17          3,925
     0.00           0.00              0.00             (0.26)       10.96            14.54          3,240

     0.00           0.00              0.00             (0.25)        9.48             3.41          4,665
    (0.01)         (0.02)             0.00             (0.47)        9.41            (0.05)         5,254
     0.00          (0.01)            (0.08)            (0.50)        9.89             4.82          5,863
    (0.46)         (1.53)             0.00             (1.99)        9.92            10.39          6,096
     0.00          (0.40)             0.00             (0.58)       10.84             4.17          5,323
     0.00           0.00              0.00             (0.26)       10.96            14.54          3,459

$    0.00    $      0.00       $      0.00        $    (0.44)   $   10.12            3.41%     $  194,060
    (0.01)          0.00              0.00             (0.89)       10.22           (1.15)        187,039
    (0.01)          0.00              0.00             (0.91)       11.23            4.32         155,466
     0.00           0.00             (0.09)            (1.03)       11.66           14.80          70,858
     0.00           0.00              0.00             (0.20)       11.10            1.06          28,873

     0.00           0.00              0.00             (0.40)       10.12             3.03        295,258
    (0.01)          0.00              0.00             (0.81)       10.22            (1.89)       303,333
    (0.01)          0.00              0.00             (0.82)       11.23             3.54        286,198
     0.00           0.00             (0.09)            (0.94)       11.66            13.94        156,099
     0.00           0.00              0.00             (0.18)       11.10             0.86         60,269

     0.00           0.00              0.00             (0.40)       10.12             3.03        331,227
    (0.01)          0.00              0.00             (0.81)       10.22            (1.89)       341,953
    (0.01)          0.00              0.00             (0.82)       11.23             3.55        370,861
     0.00           0.00             (0.09)            (0.94)       11.66            13.95        284,836
     0.00           0.00              0.00             (0.18)       11.10             0.88        205,297


             Ratio of Net
Ratio of     Investment
Expenses to  Income (Loss)
Average Net  to Average    Portfolio
Assets       Net Assets    Turnover Rate
-----------  ------------- -------------
0.95%+         6.00%+       209%
0.98           5.45         290
0.95           5.07         236
0.95           5.88         369
2.05+          5.60+        307
1.27 (c)       4.88 (d)    1246

1.70+          5.25+        209
1.73           4.72         290
1.70           4.16         236
1.70           5.12         369
2.57+          4.22+        307
2.49 (c)       4.09 (d)    1246

1.70+          5.26+        209
1.73           4.71         290
1.70           4.16         236
1.70           5.12         369
2.43+          4.14+        307
2.49 (c)       4.09 (d)    1246

0.90%+         8.59%+        20%
0.90           8.23          39
0.90           7.94          39
0.90           8.02          37
0.92+          8.28+         67

1.65+          7.85+         20
1.65           7.48          39
1.65           7.21          39
1.65           7.27          37
1.67+          7.52+         67

1.65+          7.85+         20
1.65           7.49          39
1.65           7.24          39
1.65           7.36          37
1.68+          7.56+         67

                                                     See accompanying notes  119

                                                                                      Net Realized /
                                                      Net Asset Value                 Unrealized Gain Total Income    Dividends from
                                                      Beginning of    Net Investment  (Loss) on       from Investment Net Investment
Selected Per Share Data for the Year or Period Ended: Period          Income (Loss)   Investments     Operations      Income
                                                      --------------  --------------  --------------- --------------- --------------
Long-Term U.S. Government Fund
   Class A
     09/30/2000 (b)                                   $    9.79       $    0.29 (a)   $    0.16 (a)   $    0.45       $    (0.29)
     03/31/2000                                           10.30            0.58 (a)       (0.51)(a)        0.07            (0.58)
     03/31/1999                                           10.57            0.59 (a)        0.20 (a)        0.79            (0.60)
     03/31/1998                                            9.39            0.48 (a)        1.34 (a)        1.82            (0.58)
     01/20/1997 - 03/31/1997                               9.67            0.32           (0.47)          (0.15)           (0.13)
   Class B
     09/30/2000 (b)                                        9.79            0.25 (a)        0.17 (a)        0.42            (0.26)
     03/31/2000                                           10.30            0.50 (a)       (0.50)(a)       (0.00)           (0.51)
     03/31/1999                                           10.57            0.51 (a)        0.20 (a)        0.71            (0.52)
     03/31/1998                                            9.39            0.39 (a)        1.35 (a)        1.74            (0.50)
     01/20/1997 - 03/31/1997                               9.67            0.29           (0.47)          (0.18)           (0.10)
   Class C
     09/30/2000 (b)                                        9.79            0.25 (a)       (0.17)(a)        0.42            (0.26)
     03/31/2000                                           10.30            0.51 (a)       (0.51)(a)       (0.00)           (0.51)
     03/31/1999                                           10.57            0.50 (a)        0.21 (a)        0.71            (0.52)
     03/31/1998                                            9.39            0.39 (a)        1.35 (a)        1.74            (0.50)
     01/20/1997 - 03/31/1997                               9.67            0.29           (0.47)          (0.18)           (0.10)

Low Duration Fund
   Class A
     09/30/2000 (b)                                   $    9.81       $    0.29 (a)   $    0.08 (a)   $    0.37       $    (0.32)
     03/31/2000                                           10.10            0.59 (a)       (0.29)(a)        0.30            (0.58)
     03/31/1999                                           10.18            0.60 (a)       (0.02)(a)        0.58            (0.60)
     03/31/1998                                            9.98            0.60 (a)        0.23 (a)        0.83            (0.58)
     01/13/1997 - 03/31/1997                              10.02            0.12           (0.03)           0.09            (0.12)
   Class B
     09/30/2000 (b)                                        9.81            0.25 (a)        0.08 (a)        0.33            (0.28)
     03/31/2000                                           10.10            0.51 (a)       (0.29)(a)        0.22            (0.50)
     03/31/1999                                           10.18            0.52 (a)       (0.02)(a)        0.50            (0.52)
     03/31/1998                                            9.98            0.53 (a)        0.22 (a)        0.75            (0.50)
     01/13/1997 - 03/31/1997                              10.02            0.10           (0.03)           0.07            (0.11)
   Class C
     09/30/2000 (b)                                        9.81            0.27 (a)        0.07 (a)        0.34            (0.29)
     03/31/2000                                           10.10            0.54 (a)       (0.29)(a)        0.25            (0.53)
     03/31/1999                                           10.18            0.55 (a)       (0.02)(a)        0.53            (0.55)
     03/31/1998                                            9.98            0.55 (a)        0.23 (a)        0.78            (0.53)
     01/13/1997 - 03/31/1997                              10.02            0.11           (0.03)           0.08            (0.11)

Money Market Fund
   Class A
     09/30/2000 (b)                                   $    1.00       $    0.03 (a)   $    0.00 (a)   $    0.03       $    (0.03)
     03/31/2000                                            1.00            0.05 (a)        0.00 (a)        0.05            (0.05)
     03/31/1999                                            1.00            0.05 (a)        0.00 (a)        0.05            (0.05)
     03/31/1998                                            1.00            0.05 (a)        0.00 (a)        0.05            (0.05)
     01/13/1997 - 03/31/1997                               1.00            0.01            0.00            0.01            (0.01)
   Class B
     09/30/2000 (b)                                        1.00            0.02 (a)        0.00 (a)        0.02            (0.02)
     03/31/2000                                            1.00            0.04 (a)        0.00 (a)        0.04            (0.04)
     03/31/1999                                            1.00            0.04 (a)        0.00 (a)        0.04            (0.04)
     03/31/1998                                            1.00            0.04 (a)        0.00 (a)        0.04            (0.04)
     01/13/1997 - 03/31/1997                               1.00            0.01            0.00            0.01            (0.01)
   Class C
     09/30/2000 (b)                                        1.00            0.03 (a)        0.00 (a)        0.03            (0.03)
     03/31/2000                                            1.00            0.05 (a)        0.00 (a)        0.05            (0.05)
     03/31/1999                                            1.00            0.05 (a)        0.00 (a)        0.05            (0.05)
     03/31/1998                                            1.00            0.05 (a)        0.00 (a)        0.05            (0.05)
     01/13/1997 - 03/31/1997                               1.00            0.01            0.00            0.01            (0.01)

+   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited

120  See accompanying notes


Dividends in   Distributions    Distributions in
Excess of Net  from Net         Excess of Net
Investment     Realized Capital Realized Capital  Total         Net Asset Value                Net Assets End
Income         Gains            Gains             Distributions End of Period    Total Return  of Period (000s)
-------------  ---------------- ----------------  ------------- ---------------  ------------  ----------------
$    0.00      $    0.00        $     0.00        $    (0.29)   $    9.95            4.69%     $   46,694
     0.00           0.00              0.00             (0.58)        9.79            0.86          42,773
     0.00           0.00             (0.46)            (1.06)       10.30            7.34          29,809
     0.00          (0.06)             0.00             (0.64)       10.57           19.78           6,161
     0.00           0.00              0.00             (0.13)        9.39           (1.72)          1,204

     0.00           0.00              0.00             (0.26)        9.95            4.30          35,627
     0.00           0.00              0.00             (0.51)        9.79            0.11          34,301
     0.00           0.00             (0.46)            (0.98)       10.30            6.51          37,946
     0.00          (0.06)             0.00             (0.56)       10.57           18.85           7,516
     0.00           0.00              0.00             (0.10)        9.39           (1.92)            454

     0.00           0.00              0.00             (0.26)        9.95            4.30          22,586
     0.00           0.00              0.00             (0.51)        9.79            0.11          20,955
     0.00           0.00             (0.46)            (0.98)       10.30            6.52          31,653
     0.00          (0.06)             0.00             (0.56)       10.57           18.86           7,258
     0.00           0.00              0.00             (0.10)        9.39           (1.83)            275


$    0.00      $    0.00        $     0.00        $    (0.32)   $    9.86            3.79%     $  247,747
    (0.01)          0.00              0.00             (0.59)        9.81            3.07         235,413
     0.00          (0.01)            (0.05)            (0.66)       10.10            5.86         191,727
    (0.02)         (0.03)             0.00             (0.63)       10.18            8.49         109,531
    (0.01)          0.00              0.00             (0.13)        9.98            0.85          59,348

     0.00           0.00              0.00             (0.28)        9.86            3.41          76,229
    (0.01)          0.00              0.00             (0.51)        9.81            2.30          73,121
     0.00          (0.01)            (0.05)            (0.58)       10.10            5.07          65,160
    (0.02)         (0.03)             0.00             (0.55)       10.18            7.68          17,624
     0.00           0.00              0.00             (0.11)        9.98            0.68           5,296

     0.00           0.00              0.00             (0.29)        9.86            3.54         110,046
    (0.01)          0.00              0.00             (0.54)        9.81            2.55         110,447
     0.00          (0.01)            (0.05)            (0.61)       10.10            5.33         112,229
    (0.02)         (0.03)             0.00             (0.58)       10.18            8.01          68,766
    (0.01)          0.00              0.00             (0.12)        9.98            0.75          63,606


$    0.00      $    0.00        $     0.00        $    (0.03)   $    1.00            2.95%     $   44,467
     0.00           0.00              0.00             (0.05)        1.00            4.92         101,734
     0.00           0.00              0.00             (0.05)        1.00            4.76         105,200
     0.00           0.00              0.00             (0.05)        1.00            5.10          41,375
     0.00           0.00              0.00             (0.01)        1.00            1.01          43,589

     0.00           0.00              0.00             (0.02)        1.00            2.50          20,669
     0.00           0.00              0.00             (0.04)        1.00            3.99          25,507
     0.00           0.00              0.00             (0.04)        1.00            4.03          14,968
     0.00           0.00              0.00             (0.04)        1.00            4.21           2,937
     0.00           0.00              0.00             (0.01)        1.00            0.83           3,143

     0.00           0.00              0.00             (0.03)        1.00            2.95          82,877
     0.00           0.00              0.00             (0.05)        1.00            4.95          99,475
     0.00           0.00              0.00             (0.05)        1.00            4.85          86,159
     0.00           0.00              0.00             (0.05)        1.00            5.14          55,696
     0.00           0.00              0.00             (0.01)        1.00            1.02          85,398


              Ratio of Net
Ratio of      Investment
Expenses to   Income (Loss)
Average Net   to Average     Portfolio
Assets        Net Assets     Turnover Rate
-----------   -------------  -------------
 0.90%+            5.88%+          828%
 0.99 (e)          5.96            320
 1.34 (e)          5.33            364
 0.91              4.49            177
 1.12+             6.91+           402

 1.65+             5.12+           828
 1.72 (c)          5.16            320
 2.13 (c)          4.53            364
 1.66              4.64            177
 1.87+             4.95+           402

 1.65+             5.12+           828
 1.71 (c)          5.16            320
 2.16 (c)          4.50            364
 1.66              4.64            177
 1.88+             5.52+           402

 0.91%+            5.84%+          107%
 0.98 (e)          5.91             82
 0.90              5.85            245
 0.90              5.93            309
 0.91+             5.84+           240

 1.65+             5.09+           107
 1.73 (c)          5.16             82
 1.65              5.03            245
 1.65              5.16            309
 1.67+             5.03+           240

 1.40+             5.36+           107
 1.48 (d)          5.42             82
 1.40              5.35            245
 1.40              5.46            309
 1.42+             5.36+           240

 0.61%+            5.90%+          N/A
 0.60              4.90            N/A
 0.60              4.78            N/A
 0.60              5.02            N/A
 0.57+             4.44+           N/A

 1.51+             4.91+           N/A
 1.50              4.05            N/A
 1.50              3.79            N/A
 1.50              4.15            N/A
 1.41+             3.62+           N/A

 0.61+             5.78+           N/A
 0.60              4.78            N/A
 0.60              4.79            N/A
 0.60              5.05            N/A
 0.58+             4.47+           N/A

(c) Ratio of expenses to average net assets excluding interest expense is 1.65%.
(d) Ratio of expenses to average net assets excluding interest expense is 1.40%.
(e) Ratio of expenses to average net assets excluding interest expense is 0.90%.

                                                      See accompanying notes 121

                                                                                      Net Realized /
                                                       Net Asset Value                Unrealized Gain Total Income    Dividends from
                                                       Beginning of   Net Investment  (Loss) on       from Investment Net Investment
Selected Per Share Data for the Year or Period Ended:  Period         Income (Loss)   Investments     Operations      Income
                                                       -------------- --------------  --------------  --------------- --------------

Municipal Bond Fund
   Class A
     09/30/2000 (b)                                    $        9.47  $     0.22 (a)  $  0.15  (a)    $      0.37  $      (0.22)
     03/31/2000                                                10.12        0.43 (a)    (0.65) (a)          (0.22)        (0.43)
     03/31/1999                                                 9.97        0.41 (a)     0.15  (a)           0.56         (0.41)
   Class B
     09/30/2000 (b)                                             9.47        0.19 (a)     0.15  (a)           0.34         (0.19)
     03/31/2000                                                10.12        0.36 (a)    (0.65) (a)          (0.29)        (0.36)
     03/31/1999                                                 9.97        0.34 (a)     0.14  (a)           0.48         (0.33)
   Class C
     09/30/2000 (b)                                             9.47        0.20 (a)     0.15  (a)           0.35         (0.20)
     03/31/2000                                                10.12        0.38 (a)    (0.65) (a)          (0.27)        (0.38)
     03/31/1999                                                 9.97        0.36 (a)     0.15  (a)           0.51         (0.36)

New York Intermediate Municipal Bond Fund
   Class A
     09/30/2000 (b)                                    $        9.94  $     0.20 (a)  $  0.27  (a)    $      0.47  $      (0.20)
     10/19/1999 - 03/31/2000                                    9.90        0.16 (a)     0.07  (a)           0.23         (0.17)

Real Return Bond Fund
   Class A
     09/30/2000 (b)                                    $        9.92  $     0.41 (a)  $  0.05  (a)    $      0.46  $      (0.43)
     03/31/2000                                                 9.83        0.64 (a)     0.11  (a)           0.75         (0.64)
     03/31/1999                                                 9.77        0.43 (a)     0.14  (a)           0.57         (0.45)
     03/31/1998                                                 9.93        0.40 (a)     0.03  (a)           0.43         (0.42)
     01/29/1997 - 03/31/1997                                   10.00        0.11 (a)    (0.10) (a)           0.01         (0.08)
   Class B
     09/30/2000 (b)                                             9.92        0.38 (a)     0.05  (a)           0.43         (0.40)
     03/31/2000                                                 9.83        0.57 (a)     0.11  (a)           0.68         (0.57)
     03/31/1999                                                 9.77        0.37 (a)     0.12  (a)           0.49         (0.38)
     03/31/1998                                                 9.93        0.33 (a)     0.03  (a)           0.36         (0.36)
     01/29/1997 - 03/31/1997                                   10.00        0.09        (0.10)              (0.01)        (0.06)
   Class C
     09/30/2000 (b)                                             9.92        0.39 (a)     0.05  (a)           0.44         (0.41)
     03/31/2000                                                 9.83        0.58 (a)     0.12  (a)           0.70         (0.59)
     03/31/1999                                                 9.77        0.44 (a)     0.08  (a)           0.52         (0.40)
     03/31/1998                                                 9.93        0.35 (a)     0.04  (a)           0.39         (0.38)
     01/29/1997 - 03/31/1997                                   10.00        0.09        (0.10)              (0.01)        (0.06)

Short-Term Fund
   Class A
     09/30/2000 (b)                                    $        9.95  $     0.30 (a)  $  0.02  (a)    $      0.32  $      (0.30)
     03/31/2000                                                10.03        0.55 (a)    (0.09) (a)           0.46         (0.54)
     03/31/1999                                                10.06        0.53 (a)    (0.02) (a)           0.51         (0.53)
     03/31/1998                                                10.00        0.55 (a)     0.09  (a)           0.64         (0.56)
     01/20/1997 - 03/31/1997                                   10.04        0.10        (0.03)               0.07         (0.10)
   Class B
     09/30/2000 (b)                                             9.95        0.26 (a)     0.02  (a)           0.28         (0.26)
     03/31/2000                                                10.03        0.48 (a)    (0.09) (a)           0.39         (0.47)
     03/31/1999                                                10.06        0.45 (a)    (0.02) (a)           0.43         (0.45)
     03/31/1998                                                10.00        0.50 (a)     0.08  (a)           0.58         (0.50)
     01/20/1997 - 03/31/1997                                   10.04        0.09        (0.03)               0.06         (0.10)
   Class C
     09/30/2000 (b)                                             9.95        0.28 (a)     0.02  (a)           0.30         (0.28)
     03/31/2000                                                10.03        0.52 (a)    (0.09) (a)           0.43         (0.51)
     03/31/1999                                                10.06        0.50 (a)    (0.02) (a)           0.48         (0.50)
     03/31/1998                                                10.00        0.54 (a)     0.07  (a)           0.61         (0.53)
     01/20/1997 - 03/31/1997                                   10.04        0.09        (0.03)               0.06         (0.10)

+   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited
(c) Ratio of expenses to average net assets excluding interest expense is 1.60%.

122 See accompanying notes


Dividends in   Distributions      Distributions in
Excess of Net  from Net           Excess of Net
Investment     Realized Capital   Realized Capital   Total          Net Asset Value                Net Assets End
Income         Gains              Gains              Distributions  End of Period    Total Return  of Period (000s)
-------------  ----------------   ----------------   -------------  ---------------  ------------  ----------------
$    0.00    $      0.00          $      0.00        $  (0.22)      $      9.62         3.98%         $    6,473
     0.00           0.00                 0.00           (0.43)             9.47        (2.16)              8,666
     0.00           0.00                 0.00           (0.41)            10.12         5.67               7,020

     0.00           0.00                 0.00           (0.19)             9.62         3.60               4,979
     0.00           0.00                 0.00           (0.36)             9.47        (2.89)              5,314
     0.00           0.00                 0.00           (0.33)            10.12         4.88               6,070

     0.00           0.00                 0.00           (0.20)             9.62         3.73              27,907
     0.00           0.00                 0.00           (0.38)             9.47        (2.64)             28,674
     0.00           0.00                 0.00           (0.36)            10.12         5.13              37,913



$    0.00    $      0.00          $      0.00        $  (0.20)      $     10.21         4.77%         $        10
     0.00          (0.02)                0.00           (0.19)             9.94         2.30                   10



$    0.00    $      0.00          $      0.00        $  (0.43)      $      9.95         4.78%          $   37,719
     0.00          (0.02)                0.00           (0.66)             9.92         7.93               17,676
    (0.06)          0.00                 0.00           (0.51)             9.83         5.99                6,250
    (0.03)         (0.14)                0.00           (0.59)             9.77         4.12                  370
     0.00           0.00                 0.00           (0.08)             9.93         0.15                    1

     0.00           0.00                 0.00           (0.40)             9.95         4.40               21,856
     0.00          (0.02)                0.00           (0.59)             9.92         7.16               11,463
    (0.05)          0.00                 0.00           (0.43)             9.83         5.19                3,646
    (0.02)         (0.14)                0.00           (0.52)             9.77         3.50                1,496
     0.00           0.00                 0.00           (0.06)             9.93        (0.08)                 509

     0.00           0.00                 0.00           (0.41)             9.95         4.53               32,547
     0.00          (0.02)                0.00           (0.61)             9.92         7.40               17,336
    (0.06)          0.00                 0.00           (0.46)             9.83         5.46                2,534
    (0.03)         (0.14)                0.00           (0.55)             9.77         3.73                  490
     0.00           0.00                 0.00           (0.06)             9.93        (0.07)                 148



$    0.00    $      0.00          $      0.00        $  (0.30)      $      9.97         3.24%         $    82,311
     0.00           0.00                 0.00           (0.54)             9.95         4.76               75,671
     0.00           0.00                (0.01)          (0.54)            10.03         5.21               80,787
    (0.01)         (0.01)                0.00           (0.58)            10.06         6.64               24,182
    (0.01)          0.00                 0.00           (0.11)            10.00         0.66                2,533

     0.00           0.00                 0.00           (0.26)             9.97         2.86                6,229
     0.00           0.00                 0.00           (0.47)             9.95         4.00                6,694
     0.00           0.00                (0.01)          (0.46)            10.03         4.43                3,813
    (0.01)         (0.01)                0.00           (0.52)            10.06         5.96                1,258
     0.00           0.00                 0.00           (0.10)            10.00         0.58                  114

     0.00           0.00                 0.00           (0.28)             9.97         3.09               18,479
     0.00           0.00                 0.00           (0.51)             9.95         4.45               18,935
     0.00           0.00                (0.01)          (0.51)            10.03         4.91               15,589
    (0.01)         (0.01)                0.00           (0.55)            10.06         6.33                6,763
     0.00           0.00                 0.00           (0.10)            10.00         0.63                1,359


              Ratio of Net
Ratio of      Investment
Expenses to   Income (Loss)
Average Net   to Average     Portfolio
Assets        Net Assets     Turnover Rate
-----------   -------------  -------------
  0.85%+        4.64%+           150%
  0.85          4.44             145
  0.86          4.10              70

  1.60+         3.90+            150
  1.60          3.69             145
  1.61          3.33              70

  1.35+         4.15+            150
  1.35          3.94             145
  1.35          3.60              70



  0.85%+        3.95%+           623%
  0.89+(e)      3.68+            270



  0.93%+        8.16%+           179%
  0.93          6.57             253
  0.92          4.40             438
  0.92          4.06             967
  0.90+         6.14+            160

  1.68+         7.53+            179
  1.68          5.82             253
  1.68          3.72             438
  1.67          3.32             967
  1.59+         3.43+            160

  1.43+         7.77+            179
  1.43          5.90             253
  1.43          4.49             438
  1.42          3.56             967
  1.62+         5.13+            160



  1.23%+(f)     5.96%+            62%
  1.03 (f)      5.45              38
  0.85          5.15              47
  0.85          5.48              48
  0.86+         5.07+             77

  1.97+(c)      5.20+             62
  1.80 (c)      4.77              38
  1.60          4.45              47
  1.60          4.97              48
  1.62+         4.83+             77

  1.52+(d)      5.65+             62
  1.34 (d)      5.17              38
  1.15          4.92              47
  1.15          5.33              48
  1.14+         4.78+             77

(d) Ratio of expenses to average net assets excluding interest expense is 1.15%.
(e) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.88%.
(f) Ratio of expenses to average net assets excluding interest expense is 0.85%.

                                                      See accompanying notes 123

                                                                                      Net Realized /
                                                       Net Asset Value                Unrealized Gain Total Income    Dividends from
                                                       Beginning of   Net Investment  (Loss) on       from Investment Net Investment
Selected Per Share Data for the Year or Period Ended:  Period         Income (Loss)   Investments     Operations      Income
                                                       -------------- --------------  --------------- --------------- --------------
StocksPLUS Fund
   Class A
     09/30/2000 (b)                                    $      14.06   $    0.20  (a)  $   (0.67)(a)   $      (0.47)   $    (0.24)
     03/31/2000                                               14.26        1.05  (a)       1.27 (a)           2.32         (1.04)
     03/31/1999                                               14.06        0.93  (a)       1.29 (a)           2.22         (0.78)
     03/31/1998                                               11.46        1.66  (a)       3.41 (a)           5.07         (1.38)
     01/20/1997 - 03/31/1997                                  11.91       (0.10)          (0.20)             (0.30)        (0.15)
   Class B
     09/30/2000 (b)                                           13.96        0.16  (a)      (0.68)(a)          (0.52)        (0.19)
     03/31/2000                                               14.18        0.90  (a)       1.30 (a)           2.20         (0.94)
     03/31/1999                                               14.01        0.84  (a)       1.26 (a)           2.10         (0.69)
     03/31/1998                                               11.44        1.61  (a)       3.35 (a)           4.96         (1.30)
     01/20/1997 - 03/31/1997                                  11.91       (0.13)          (0.20)             (0.33)        (0.14)
   Class C
     09/30/2000 (b)                                           14.00        0.17  (a)      (0.67)(a)          (0.50)        (0.20)
     03/31/2000                                               14.21        0.94  (a)       1.30 (a)           2.24         (0.97)
     03/31/1999                                               14.03        0.86  (a)       1.28 (a)           2.14         (0.72)
     03/31/1998                                               11.45        1.64  (a)       3.35 (a)           4.99         (1.32)
     01/20/1997 - 03/31/1997                                  11.91       (0.12) (a)      (0.20)(a)          (0.32)        (0.14)

Strategic Balanced Fund
   Class A
     09/30/2000 (b)                                    $      12.74   $    0.31  (a)  $   (0.43)(a)   $      (0.12)   $    (0.41)
     05/28/1999 -03/31/2000                                   12.80        0.64  (a)       0.48 (a)           1.12         (0.72)
   Class B
     09/30/2000 (b)                                           12.72        0.26  (a)      (0.43)(a)          (0.17)        (0.37)
     05/28/1999 -03/31/2000                                   12.80        0.60  (a)       0.45 (a)           1.05         (0.67)
   Class C
     09/30/2000 (b)                                           12.70        0.26  (a)      (0.43)(a)          (0.17)        (0.37)
     05/28/1999 -03/31/2000                                   12.80        0.61  (a)       0.42 (a)           1.03         (0.67)

Total Return Fund
   Class A
     09/30/2000 (b)                                    $       9.96   $    0.31  (a)  $    0.13 (a)   $        0.44   $    (0.31)
     03/31/2000                                               10.36        0.58  (a)      (0.40)(a)            0.18        (0.56)
     03/31/1999                                               10.62        0.58  (a)       0.16 (a)            0.74        (0.58)
     03/31/1998                                               10.27        0.58  (a)       0.63 (a)            1.21        (0.57)
     01/13/1997 - 03/31/1997                                  10.40        0.12           (0.12)               0.00        (0.13)
   Class B
     09/30/2000 (b)                                            9.96        0.27  (a)       0.13 (a)            0.40        (0.27)
     03/31/2000                                               10.36        0.51  (a)      (0.41)(a)            0.10        (0.48)
     03/31/1999                                               10.62        0.50  (a)       0.16 (a)            0.66        (0.50)
     03/31/1998                                               10.27        0.50  (a)       0.63 (a)            1.13        (0.50)
     01/13/1997 - 03/31/1997                                  10.40        0.11           (0.12)              (0.01)       (0.12)
   Class C
     09/30/2000 (b)                                            9.96        0.28  (a)       0.12 (a)            0.40        (0.27)
     03/31/2000                                               10.36        0.51  (a)      (0.41)(a)            0.10        (0.48)
     03/31/1999                                               10.62        0.50  (a)       0.16 (a)            0.66        (0.50)
     03/31/1998                                               10.27        0.51  (a)       0.63 (a)            1.14        (0.51)
     01/13/1997 - 03/31/1997                                  10.40        0.11           (0.12)              (0.01)       (0.12)

Total Return Mortgage Fund
   Class A
     07/31/2000 - 09/30/2000 (b)                       $      10.02   $    0.09  (a)  $    0.17 (a)   $        0.26   $    (0.10)
   Class B
     07/31/2000 - 09/30/2000 (b)                              10.02        0.09  (a)       0.16 (a)            0.25        (0.09)
   Class C
     07/31/2000 - 09/30/2000 (b)                              10.02        0.09  (a)       0.16 (a)            0.25        (0.09)

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited

124 See accompanying notes


Dividends in   Distributions      Distributions in
Excess of Net  from Net           Excess of Net
Investment     Realized Capital   Realized Capital   Total           Net Asset Value                Net Assets End
Income         Gains              Gains              Distributions   End of Period    Total Return  of Period (000s)
-------------  ----------------   ----------------   -------------   -------------    ------------  ----------------
$    0.00      $      0.00        $      0.00        $  (0.24)       $     13.35           (3.38)%  $     147,695
     0.00            (0.97)             (0.51)          (2.52)             14.06           17.26          160,847
     0.00            (1.24)              0.00           (2.02)             14.26           17.07          148,748
     0.00            (1.09)              0.00           (2.47)             14.06           47.07           62,970
     0.00             0.00               0.00           (0.15)             11.46           (2.59)           5,790

     0.00             0.00               0.00           (0.19)             13.25           (3.75)         335,065
     0.00            (0.97)             (0.51)          (2.42)             13.96           16.40          374,171
     0.00            (1.24)              0.00           (1.93)             14.18           16.21          281,930
     0.00            (1.09)              0.00           (2.39)             14.01           46.11           99,039
     0.00             0.00               0.00           (0.14)             11.44           (2.81)           8,281

     0.00             0.00               0.00           (0.20)             13.30           (3.55)         275,662
     0.00            (0.97)             (0.51)          (2.45)             14.00           16.69          311,942
     0.00            (1.24)              0.00           (1.96)             14.21           16.48          245,088
     0.00            (1.09)              0.00           (2.41)             14.03           46.38           96,960
     0.00             0.00               0.00           (0.14)             11.45           (2.71)          11,254



$    0.00      $      0.00        $      0.00        $  (0.41)       $     12.21           (0.91)%    $     4,148
    (0.15)           (0.31)              0.00           (1.18)             12.74            9.34            4,468

     0.00             0.00               0.00           (0.37)             12.18           (1.35)          10,451
    (0.15)           (0.31)              0.00           (1.13)             12.72            8.61           11,604

     0.00             0.00               0.00           (0.37)             12.16           (1.34)          13,460
    (0.15)           (0.31)              0.00           (1.13)             12.70            8.47           13,116



$    0.00      $      0.00        $      0.00        $  (0.31)       $     10.09            4.51%     $ 2,248,922
    (0.02)            0.00               0.00           (0.58)              9.96            1.85        1,947,405
     0.00            (0.24)             (0.18)          (1.00)             10.36            7.09        1,140,606
    (0.02)           (0.27)              0.00           (0.86)             10.62           12.11          533,893
     0.00             0.00               0.00           (0.13)             10.27            0.02          115,742

     0.00             0.00               0.00           (0.27)             10.09            4.12          708,451
    (0.02)            0.00               0.00           (0.50)              9.96            1.08          654,104
     0.00            (0.24)             (0.18)          (0.92)             10.36            6.28          549,478
    (0.01)           (0.27)              0.00           (0.78)             10.62           11.26          186,932
     0.00             0.00               0.00           (0.12)             10.27           (0.10)          74,130

     0.00             0.00               0.00           (0.27)             10.09            4.12          775,765
    (0.02)            0.00               0.00           (0.50)              9.96            1.09          720,199
     0.00            (0.24)             (0.18)          (0.92)             10.36            6.29          715,201
    (0.01)           (0.27)              0.00           (0.79)             10.62           11.28          405,037
     0.00             0.00               0.00           (0.12)             10.27           (0.11)         329,104



$    0.00      $      0.00        $      0.00        $  (0.10)       $     10.18            5.04%     $        39

     0.00             0.00               0.00           (0.09)             10.18            4.66               10

     0.00             0.00               0.00           (0.09)             10.18            4.66               10


              Ratio of Net
Ratio of      Investment
Expenses to   Income (Loss)
Average Net   to Average     Portfolio
Assets        Net Assets     Turnover Rate
-----------   -------------  -------------
     1.05%+       2.95%+            42%
     1.05         7.21              92
     1.05         6.66              81
     1.05        13.34              30
     1.10+      (10.69)+            47

     1.80+        2.31+             42
     1.80         6.27              92
     1.80         6.05              81
     1.80        12.60              30
     1.88+      (15.13)+            47

     1.55+        2.52+             42
     1.55         6.47              92
     1.55         6.19              81
     1.55        12.85              30
     1.65+      (12.79)+            47



     1.06%+       4.84%+           543%
     1.05+        5.99+            176

     1.81+        4.10+            543
     1.80+        5.61+            176

     1.81+        4.10+            543
     1.80+        5.66+            176



     0.95%+       6.17%+           186%
     1.01 (d)     5.79             223
     0.90         5.37             154
     0.90         5.46             206
     0.91+        6.08+            173

     1.70+        5.45+            186
     1.76 (c)     5.01             223
     1.65         4.55             154
     1.65         4.74             206
     1.67+        5.28+            173

     1.70+        5.47+            186
     1.75 (c)     5.01             223
     1.65         4.63             154
     1.65         4.83             206
     1.67+        5.32+            173



     0.90%+       5.22%+           388%

     1.65+        5.13+            388

     1.65+        5.13+            388

(c) Ratio of expenses to average net assets excluding interest expense is 1.65%.
(d) Ratio of expenses to average net assets excluding interest expense is 0.90%.

                                                     See accompanying notes  125

Statements of Assets and Liabilities
September 30, 2000 (Unaudited)

                                                 California
                                                 Intermediate     California
Amounts in thousands, except per share amounts   Municipal        Municipal                        Emerging Markets  Foreign
                                                 Bond Fund        Bond Fund       Convertible Fund Bond Fund         Bond Fund
                                                 ------------     -----------     ---------------- ----------------  -------------
Assets:
Investments, at value                            $    100,517     $     8,991     $    164,640      $     58,286     $   1,057,286
Cash and foreign currency                                   3               2               23                82            17,587
Receivable for investments sold and
   forward foreign currency contracts                       0               0            2,707             2,320           102,376
Receivable for Fund shares sold                            20               0              298                35             1,104
Interest and dividends receivable                       1,374             139              536             1,249            11,017
Variation margin receivable                                 0               0                0                 0               384
Manager reimbursement receivable                           14               0               14                 0                 0
Other assets                                                3               0                0                 1                83
                                                 ------------    ------------     ------------      ------------      ------------
                                                      101,931           9,132          168,218            61,973         1,189,837
                                                 ------------    ------------     ------------      ------------      ------------
Liabilities:
Payable for investments purchased and
   forward foreign currency contracts            $      1,387     $         0     $      8,370      $      2,399      $    345,681
Payable for financing transactions                          0               0                0             7,888           256,309
Notes payable                                               0               0                0                 0                 0
Written options outstanding                                 0               0                0                 0             1,096
Payable for Fund shares redeemed                            0               0                1                15               889
Dividends payable                                           0               0               67                28               397
Accrued investment advisory fee                            21               2               53                20               122
Accrued administration fee                                 23               2               37                18               145
Accrued distribution fee                                    0               0               12                 3                37
Accrued servicing fee                                       7               0                5                 1                29
Variation margin payable                                    0               0                0                 0                 0
Other liabilities                                           2               0                0                22                63
                                                        1,440               4            8,545            10,394           604,768
                                                 ------------    ------------     ------------      ------------      ------------
Net Assets                                       $    100,491     $     9,128     $    159,673      $     51,579      $    585,069
                                                 ------------    ------------     ------------      ------------      ------------
Net Assets Consist of:
Paid in capital                                  $     97,705     $     8,536     $    132,006      $     48,203      $    605,430
Undistributed (overdistributed) net investment
    income                                                (37)              0            4,294               859            15,404
Accumulated undistributed net realized gain
    (loss)                                                331             368           (1,602)            1,137            (7,166)

Net unrealized appreciation (depreciation)              2,492             224           24,975             1,380           (28,599)
                                                 ------------    ------------     ------------      ------------      ------------
                                                 $    100,491     $     9,128     $    159,673      $     51,579      $    585,069
                                                 ------------    ------------     ------------      ------------      ------------
Net Assets:
Class A                                          $     30,905     $        10     $      7,029      $        321      $     65,845
Class B                                                     0               0            5,513             1,320            25,730
Class C                                                     0               0           14,129               556            30,961
Other Classes                                          69,586           9,118          133,002            49,382           462,533

Shares Issued and Outstanding:
Class A                                                 3,004               1              459                37             6,519
Class B                                                     0               0              361               153             2,547
Class C                                                     0               0              923                64             3,065

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Class A                                          $      10.29     $     10.38     $      15.33      $       8.64      $      10.10
Class B                                                  0.00            0.00            15.27              8.64             10.10
Class C                                                  0.00            0.00            15.30              8.64             10.10

Cost of Investments Owned                        $     98,049     $     8,772     $    139,705      $     56,836      $  1,092,108
                                                 ------------    ------------     ------------      ------------      ------------
Cost of Foreign Currency Held                    $          0     $         0     $         20      $          0      $     17,695
                                                 ------------    ------------     ------------      ------------      ------------

126  See accompanying notes

                                                                                                       New York
Global Bond                         Long-Term        Low              Money           Municipal        Municipal        Real Return
Fund II            High Yield Fund  U.S. Gov't Fund  Duration Fund    Market Fund     Bond Fund        Bond Fund          Bond Fund
-----------------  ---------------  ---------------  -------------   ------------   -----------        ---------      -------------
     $    139,326    $   3,037,644     $    652,870  $   5,309,953   $    344,932   $    54,626        $   3,175      $   1,117,767
            1,283            3,666            2,937              0            317            15                1                900

            5,033           28,459          701,943        229,584              0           934            2,802             40,080
              132            4,419            1,304         14,212         10,394            88                0              7,253
            1,364           62,330           10,394         64,423            730           783               38             10,330
               27                0               56            261              0             0                0                 37
                0                0                0              0              0             0               14                  0
                0                0            1,065            961              0             0                0                893
     ------------    -------------     ------------  -------------   ------------   -----------        ---------      -------------
          147,165        3,136,518        1,370,569      5,619,394        356,373        56,446            6,030          1,177,260
     ------------    -------------     ------------  -------------   ------------   -----------        ---------      -------------


     $     37,957    $      66,227    $    493,430   $     932,447  $          0    $         0        $   2,796      $      48,227
           36,599                0         505,316         415,375             0              0                0            589,821
                0                0               0          28,531             0              0                0                  0
               89                0               1           1,370             0              0                0                  0
              174            3,732             554          18,548           892             78                0                591
               38            4,816             406           3,433            34             67                0                379
               15              659              78             906            47             12                1                112
               20              767              92             733            81             16                1                127
                6              485              44             116            16             16                0                 28
                2              181              23              94            15              9                0                 25
                0                0               0               0             0              0                0                  0
               20              127             397              333            0              0                0                  5
           74,920           76,994       1,000,341        1,401,886        1,085            198            2,798            639,315
     ------------    -------------     ------------  -------------   ------------   -----------        ---------      -------------
     $     72,245    $   3,059,524    $    370,228    $   4,217,508 $    355,288    $    56,248        $   3,232      $     537,945
     ------------    -------------     ------------  -------------   ------------   -----------        ---------      -------------

     $     73,931    $   3,505,695    $    393,575    $   4,317,927 $    355,274    $    56,254        $   3,164      $     531,114
              939           (2,104)             15           (8,388)          14              7                0                925
              430         (214,136)        (21,583)         (59,730)           0           (583)              25              2,876
           (3,055)        (229,931)         (1,779)         (32,301)           0            570               43              3,030
     ------------    -------------     ------------  -------------   ------------   -----------        ---------      -------------
     $     72,245    $   3,059,524    $    370,228    $   4,217,508 $    355,288    $    56,248        $   3,232      $     537,945
     ------------    -------------     ------------  -------------   ------------   -----------        ---------      -------------

     $      1,876    $     194,060    $     46,694    $     247,747 $     44,467    $     6,473        $      10      $      37,719
            4,405          295,258          35,627           76,229       20,669          4,979                0             21,856
            4,665          331,227          22,586          110,046       82,877         27,907                0             32,547
           61,299        2,238,979         265,321        3,783,486      207,275         16,889            3,222            445,823


              198           19,183           4,693           25,122       44,467            673                1              3,821
              464           29,186           3,580            7,730       20,669            518                0              2,217
              492           32,741           2,270           11,159       82,878          2,901                0              3,295



     $       9.48    $       10.12    $       9.95    $        9.86  $       1.00   $      9.62        $   10.21      $        9.95
             9.48            10.12            9.95             9.86          1.00          9.62             0.00               9.95
             9.48            10.12            9.95             9.86          1.00          9.62             0.00               9.95

     $    142,734    $   3,267,577    $    655,397    $   5,347,094  $    344,932   $    54,056        $   3,133      $   1,114,720
     ------------    -------------     ------------  -------------   ------------   -----------        ---------      -------------
     $      1,438    $           0    $          0    $       5,462  $          0   $         0        $       0      $         464
     ------------    -------------     ------------  -------------   ------------   -----------        ---------      -------------

                                                     See accompanying notes  127

September 30, 2000 (Unaudited)

Amounts in thousands, except per share amounts    Short-Term      StocksPLUS       Strategic       Total Return      Total Return
                                                  Fund            Fund             Balanced Fund   Fund              Mortgage Fund
                                                  ------------    ------------     -------------   -------------     --------------
Assets:
Investments, at value                             $    855,837    $  1,568,989     $     76,485    $  54,049,779     $       23,894
Cash and foreign currency                                    0          61,383            3,802           10,032                  0
Receivable for investments sold and
   forward foreign currency contracts                   78,809           3,926          124,664          644,787              4,985
Receivable for Fund shares sold                          1,082           1,504              211          192,212                  0
Interest and dividends receivable                        9,110               0               80          433,213                 80
Variation margin receivable                                  0               0                1            7,095                  0
Manager reimbursement receivable                             0               0                0                0                  0
Other assets                                                56               0                0                0                  1
                                                  ------------    ------------     ------------    -------------     --------------
                                                       944,894       1,635,802          205,243       55,337,118             28,960
                                                  ------------    ------------     ------------    -------------     --------------
Liabilities:
Payable for investments purchased and
   forward foreign currency contracts             $     41,828    $    174,328     $    124,516    $  14,893,787     $       12,541
Payable for financing transactions                     138,588               0                0        4,370,371                  0
Notes payable                                           63,033               0                0          181,070                  0
Written options outstanding                                 36           2,266                0           35,447                  0
Payable for Fund shares redeemed                         5,949           3,452               44          237,276                 65
Dividends payable                                        1,020               0                0           39,459                  0
Accrued investment advisory fee                            148             489               25            7,463                  4
Accrued administration fee                                 132             407               22            6,068                  4
Accrued distribution fee                                    10             352               15            1,652                  0
Accrued servicing fee                                       24             169                6              808                  0
Variation margin payable                                     0          17,981                0                0                  0
Other liabilities                                        3,227           3,027                0           15,002                  0
                                                       253,995         202,471          124,628       19,788,403             12,614
                                                  ------------    ------------     ------------    -------------     --------------
Net Assets                                        $    690,899    $  1,433,331     $     80,615    $  35,548,715     $       16,346
                                                  ------------    ------------     ------------    -------------     --------------
Net Assets Consist of:
Paid in capital                                   $    693,777    $  1,424,354     $     81,117    $  36,552,222     $       15,834
Undistributed (overdistributed) net investment
    income                                                 413          35,165            1,892          (52,845)                 4

Accumulated undistributed net realized gain (loss)      (1,905)         40,145           (1,808)        (641,460)               324
Net unrealized appreciation (depreciation)              (1,386)        (66,333)            (586)        (309,202)               184
                                                  ------------    ------------     ------------    -------------     --------------
                                                  $    690,899    $  1,433,331     $     80,615    $  35,548,715     $       16,346
                                                  ------------    ------------     ------------    -------------     --------------
Net Assets:
Class A                                           $     82,311    $    147,695     $      4,148    $   2,248,922     $           39
Class B                                                  6,229         335,065           10,451          708,451                 10
Class C                                                 18,479         275,662           13,460          775,765                 10
Other Classes                                          583,880         674,909           52,556       31,815,577             16,287

Shares Issued and Outstanding:
Class A                                                  8,252          11,059              340          222,748                  4
Class B                                                    624          25,277              858           70,169                  1
Class C                                                  1,853          20,726            1,107           76,837                  1

Net Asset Value and Redemption Price* Per Share
(Net Assets Per Share Outstanding)
Class A                                           $       9.97    $      13.35     $      12.21    $       10.09     $        10.18
Class B                                                   9.97           13.25            12.18            10.09              10.18
Class C                                                   9.97           13.30            12.16            10.09              10.18

Cost of Investments Owned                         $    857,422    $  1,573,217     $     77,215    $  54,354,587     $       23,710
                                                  ------------    ------------     ------------    -------------     --------------
Cost of Foreign Currency Held                     $        221    $      6,153     $        617    $      55,419     $            0
                                                  ------------    ------------     ------------    -------------     --------------

* With respect to the Retail Classes, the redemption price varies by the length of time the shares are held.

128  See accompanying notes

Statements of Operations
For the period ended September 30, 2000 (Unaudited)

                                                    California
                                                    Intermediate      California
Amounts in thousands                                Municipal         Municipal                       Emerging Markets  Foreign
                                                    Bond Fund         Bond Fund   Convertible Fund    Bond Fund         Bond Fund
                                                    ------------      ---------   ----------------    ----------------  -----------
Investment Income:
Interest                                            $     1,755       $     218   $            0      $      2,293      $    18,745
Dividends, net of foreign taxes                               0               0              826                 1              338
Miscellaneous income                                          0               0                0                 0                0
                                                    -----------       ---------   --------------      ------------      -----------
   Total Income                                           1,755             218              826             2,294           19,083
                                                    -----------       ---------   --------------      ------------      -----------
Expenses:
Investment advisory fees                                     92              10              302                96              697
Administration fees                                         101              10              204                87              824
Distribution fees - Class A                                   0               0                0                 0                0
Distribution fees - Class B                                   0               0               14                 5               93
Distribution fees - Class C                                   0               0               42                 2              112
Servicing fees - Class A                                     27               0                7                 1               76
Servicing fees - Class B                                      0               0                5                 2               31
Servicing fees - Class C                                      0               0               14                 1               37
Distribution and/or servicing fees - Other Classes            2               0                0                14               22
Trustees' fees                                                0               0                0                 0                1
Organization costs                                            0               0                0                 0                0
Interest expense                                              0               0               34                 1              170
Miscellaneous expense                                         0               0              281                 0                0
   Total expenses                                           222              20              903               209            2,063
   Recoupment of reimbursement                                2               0                4                 0                0
   Net Expenses                                             224              20              907               209            2,063
                                                    -----------       ---------   --------------      ------------      -----------
Net Investment Income (loss)                              1,531             198              (81)            2,085           17,020
                                                    -----------       ---------   --------------      ------------      -----------
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                     476             433           (2,169)            1,381            5,411
Net realized gain (loss) on futures contracts and
   written options                                         (133)            (65)               0                 0           (5,694)
Net realized gain (loss) on foreign currency
   transactions                                               0               0              148               (77)           3,413
Net change in unrealized appreciation (depreciation)
   on investments                                         2,420             224           (3,085)                8           (2,220)
Net change in unrealized appreciation (depreciation)
   on futures contracts and written options                   0               0                0                 0           (1,986)
Net change in unrealized appreciation (depreciation)
   on translation of assets and liabilities
   denominated in foreign currencies                          0               0               94               (66)           4,809

   Net gain (loss)                                        2,763             592           (5,012)            1,246            3,733

Net Increase (Decrease) in Assets                   -----------       ---------   --------------      ------------      -----------
   Resulting from Operations                        $     4,294       $     790   $       (5,093)     $      3,331      $    20,753
                                                    -----------       ---------   --------------      ------------      -----------

                                                     See accompanying notes  129

For the period ended September 30, 2000 (Unaudited)

Amounts in thousands                                Global                           Long-Term        Low              Money
                                                    Bond Fund II   High Yield Fund   U.S. Gov't Fund  Duration Fund    Market Fund
                                                    ------------   ---------------   ---------------  -------------    -------------

Investment Income:
Interest                                            $      2,770   $    141,093      $    11,934      $   150,219     $       14,274
Dividends, net of foreign taxes                               37          4,590                0            3,725                  0
Miscellaneous income                                           0             10                0                0                  0
                                                    ------------   ------------      -----------      -----------     --------------
   Total Income                                            2,807        145,693           11,934          153,944             14,274
                                                    ------------   ------------      -----------      -----------     --------------

Expenses:
Investment advisory fees                                     100          3,839              436            5,211                333
Administration fees                                          128          4,423              511            4,224                589
Distribution fees - Class A                                    0              0                0                0                  0
Distribution fees - Class B                                   16          1,109              129              277                 85
Distribution fees - Class C                                   18          1,247               78              274                  0
Servicing fees - Class A                                       3            230               56              302                 41
Servicing fees - Class B                                       5            370               43               92                 28
Servicing fees - Class C                                       6            416               26              137                 45
Distribution and/or servicing fees - Other Classes             0            520               49              182                 12
Trustees' fees                                                 0              5                1                7                  1
Organization costs                                             0              0                0                0                  0
Interest expense                                               1              3                3              253                 19
Miscellaneous expense                                          0              0                0                0                  0
   Total expenses                                            277         12,162            1,332           10,959              1,153
   Recoupment of reimbursement                                 0              0                0                0                  0
   Net Expenses                                              277         12,162            1,332           10,959              1,153
                                                    ------------   ------------      -----------      -----------     --------------
Net Investment Income                                      2,530        133,531           10,602          142,985             13,121
                                                    ------------   ------------      -----------      -----------     --------------
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                      633        (81,413)          13,002             (915)                 0
Net realized gain (loss) on futures contracts and
   written options                                           469              0           (2,359)          (2,880)                 0
Net realized gain (loss) on foreign currency
   transactions                                            1,351              0                0              136                  0
Net change in unrealized appreciation (depreciation)
   on investments                                         (1,813)        47,280           (6,804)          19,415                  0
Net change in unrealized appreciation (depreciation)
   on futures contracts and written options                 (580)             0            1,499            6,013                  0
Net change in unrealized appreciation (depreciation)
   on translation of assets and liabilities
   denominated in foreign currencies                         358              0                0            2,913                  0
   Net gain (loss)                                           418        (34,133)           5,338           24,682                  0

Net Increase (Decrease) in Assets                   ------------   ------------      -----------     ------------     --------------
   Resulting from Operations                        $      2,948   $     99,398      $    15,940     $    167,667     $       13,121
                                                    ------------   ------------      -----------      -----------     --------------

130  See accompanying notes

                   New York
Municipal          Municipal     Real Return      Short-Term      StocksPLUS        Strategic       Total             Total Return
Bond Fund          Bond Fund     Bond Fund        Fund            Fund              Balanced Fund   Return Fund       Mortgage Fund
-----------        ---------     ------------     ------------    ------------      -------------   ------------      -------------

$     1,551          $    75     $     19,079     $     25,753    $     28,530      $     3,241     $  1,179,263       $        404
          0                0                0                0             807               63           20,491                  0
          0                0                0                6              18                               245                  0
-----------          -------     ------------     ------------    ------------      -----------     ------------       ------------
      1,551               75           19,079           25,759          29,355            3,304        1,199,999                404
-----------          -------     ------------     ------------    ------------      -----------     ------------       ------------
         70                4              516              887           2,889              217           41,399                 15
         90                4              582              793           2,417              158           33,656                 15
          0                0                0                0               0                0              631                  0
         20                0               61               25           1,346               41            2,513                  0
         70                0               62               28             731               48            2,728                  0
          9                0               31              104             200                5            2,583                  0
          7                0               20                8             449               14              838                  0
         35                0               31               23             366               16              909                  0
          6                0               32               18              45                1            3,865                  0
          0                0                1                1               3                0               58                  0
          0                0                1                0               0                0                0                  0
          0                0               74            1,367               1               16            9,703                  0
          0                0                0                1               0                0                0                  0
        307                8            1,411            3,255           8,447              516           98,883                 30
          0                0                0                0               0                0                0                  0
        307                8            1,411            3,255           8,447              516           98,883                 30
-----------          -------     ------------     ------------    ------------      -----------     ------------       ------------
      1,244               67           17,668           22,504          20,908            2,788        1,101,116                374
-----------          -------     ------------     ------------    ------------      -----------     ------------       ------------
        478               27            2,525               86            (310)          (1,173)         345,059                330
       (136)               8              341             (145)         78,988            3,916           85,018                  5
          0                0              870               59           3,591           (1,029)         (13,781)                 0

        710               51           (1,041)           1,572             (35)             849           69,578                208

          0                0              319               15        (154,518)          (6,478)         (19,306)                (3)

          0                0              147              387             524              117           (3,140)                 0

      1,052               86            3,161            1,974         (71,760)          (3,798)         463,428                540
-----------          -------     ------------     ------------    ------------      -----------     ------------       ------------
$     2,296          $   153     $     20,829     $     24,478    $    (50,852)     $    (1,010)     $ 1,564,544       $        914
-----------          -------     ------------     ------------    ------------      -----------     ------------       ------------

                                                     See accompanying notes  131

Statements of Changes in Net Assets

                                                                                         California
                                                           California Intermediate       Municipal
Amounts in thousands                                       Municipal Bond Fund           Bond Fund        Convertible Fund
                                                           ----------------------------- ---------------  --------------------------
                                                           Six Months Ended  Period from     Period from     Six Months   Year Ended
Increase (Decrease) in Net Assets from:                       September 30,   August 31, May 16, 2000 to          Ended    March 31,
                                                                       2000      1999 to   September 30,  September 30,         2000
                                                                (Unaudited)    March 31,            2000           2000
                                                                                    2000     (Unaudited)    (Unaudited)
Operations
Net investment income (loss)                                     $    1,531      $   106      $      198    $       (81)  $     293
Net realized gain (loss)                                                343           (5)            368         (2,021)      7,821
Net change in unrealized appreciation (depreciation)                  2,420           72             224         (2,991)     27,966
                                                                 ----------      -------      ----------    -----------   ---------
Net increase (decrease) resulting from operations                     4,294          173             790         (5,093)     36,080
                                                                 ----------      -------      ----------    -----------   ---------
Distributions to Shareholders:
From net investment income
   Class A                                                             (426)          (8)              0            (41)         (8)
   Class B                                                                0            0               0            (20)         (2)
   Class C                                                                0            0               0            (49)         (7)
   Other Classes                                                     (1,143)         (97)           (198)        (1,027)       (276)
In excess of net investment income
   Class A                                                                0            0               0              0         (34)
   Class B                                                                0            0               0              0         (10)
   Class C                                                                0            0               0              0         (32)
   Other Classes                                                          0            0               0              0      (1,195)
From net realized capital gains
   Class A                                                                0            0               0              0         (17)
   Class B                                                                0            0               0              0          (6)
   Class C                                                                0            0               0              0         (19)
   Other Classes                                                          0            0               0              0        (577)
In excess of net realized capital gains
   Class A                                                                0           (1)              0              0           0
   Class B                                                                0            0               0              0           0
   Class C                                                                0            0               0              0           0
   Other Classes                                                          0           (6)              0              0           0
                                                                 ----------      -------      ----------    -----------   ---------
Total Distributions                                                  (1,569)        (112)           (198)        (1,137)     (2,183)
                                                                 ----------      -------      ----------    -----------   ---------

Fund Share Transactions
Receipts for shares sold
   Class A                                                           31,531        1,879              10          2,970       4,800
   Class B                                                                0            0               0          3,107       2,593
   Class C                                                                0            0               0          6,836       6,988
   Other Classes                                                     88,823        8,860          18,629         38,524     176,122
Issued as reinvestment of distributions
   Class A                                                              424           12               0              5          58
   Class B                                                                0            0               0              0          13
   Class C                                                                0            0               0              2          49
   Other Classes                                                      1,113           91             183            960       1,984
Cost of shares redeemed
   Class A                                                           (3,572)        (119)              0         (1,039)       (363)
   Class B                                                                0            0               0           (204)       (337)
   Class C                                                                0            0               0           (878)       (141)
   Other Classes                                                    (30,781)        (556)        (10,286)       (68,411)    (41,632)
Net increase (decrease) resulting from Fund
  share transactions                                                 87,538       10,167           8,536        (18,128)    150,134
                                                                 ----------      -------      ----------    -----------   ---------
Total Increase (Decrease) in Net Assets                              90,263       10,228           9,128        (24,358)    184,031
                                                                 ----------      -------      ----------    -----------   ---------
Net Assets
Beginning of period                                                  10,228            0               0        184,031           0
End of period *                                                  $  100,491      $10,228      $    9,128  $     159,673  $  184,031
                                                                 ----------      -------      ----------    -----------   ---------

*Including net undistributed (overdistributed)
  investment income of:                                          $      (37)     $     1      $        0  $       4,294  $    5,512

132  See accompanying notes



Emerging Markets
Bond Fund                                 Foreign Bond Fund                         Global Bond Fund II
------------------------------------      ------------------------------------      ------------------------------------
Six Months Ended          Year Ended      Six Months Ended          Year Ended      Six Months Ended          Year Ended
September 30, 2000    March 31, 2000      September 30, 2000    March 31, 2000      September 30, 2000    March 31, 2000
       (Unaudited)                               (Unaudited)                               (Unaudited)
       $    2,085        $    2,012            $      17,020       $    35,220           $       2,530        $   3,256
            1,304             1,254                    3,130             4,992                   2,453             (824)
              (58)            2,001                      603           (31,738)                 (2,035)            (803)
       ----------        ----------            -------------       -----------           -------------        ---------
            3,331             5,267                   20,753             8,474                   2,948            1,629
       ----------        ----------            -------------       -----------           -------------        ---------
              (21)              (25)                  (1,729)           (2,482)                    (63)            (149)
              (55)              (78)                    (616)           (1,179)                   (115)            (229)
              (18)              (26)                    (744)           (1,515)                   (129)            (268)
           (1,994)           (1,882)                 (13,642)          (30,001)                 (2,173)          (2,569)

                0                 0                        0                 0                       0               (2)
                0                 0                        0                 0                       0               (4)
                0                 0                        0                 0                       0               (5)
                0                 0                        0                 0                       0              (41)

                0                 0                        0              (416)                      0                0
                0                 0                        0              (209)                      0                0
                0                 0                        0              (262)                      0                0
                0                 0                        0            (3,938)                      0                0

                0                 0                        0              (315)                      0               (6)
                0                 0                        0              (158)                      0               (9)
                0                 0                        0              (198)                      0              (11)
                0                 0                        0            (2,976)                      0              (95)
       ----------        ----------            -------------       -----------           -------------        ---------
           (2,088)           (2,011)                 (16,731)          (43,649)                 (2,480)          (3,388)
       ----------        ----------            -------------       -----------           -------------        ---------
              735               185                   23,385            47,005                     136            1,600
              337               716                    2,767            10,650                     334            1,267
              332                68                    3,817            10,346                     284            1,527
           23,933            42,500                   89,241           191,536                   6,908           59,618

               12                20                    1,427             2,623                      51              124
               21                39                      444             1,204                      79              177
                6                14                      571             1,630                     103              244
            1,894             1,803                   11,824            29,929                   1,762            2,526

             (744)              (95)                 (13,719)          (22,268)                   (605)          (2,026)
             (220)             (118)                  (2,061)           (7,337)                   (627)          (1,506)
              (39)              (98)                  (3,860)           (9,583)                 (1,009)          (2,083)
           (3,778)          (25,001)                 (78,314)         (295,818)                (32,688)          (5,204)
           22,489            20,033                   35,522           (40,083)                (25,272)          56,264
       ----------        ----------            -------------       -----------           -------------        ---------
           23,732            23,289                   39,544           (75,258)                (24,804)          54,505
       ----------        ----------            -------------       -----------           -------------        ---------
           27,847             4,558                  545,525           620,783                  97,049           42,544
       $   51,579        $   27,847          $       585,069       $   545,525           $      72,245        $  97,049
       ----------        ----------            -------------       -----------           -------------        ---------
       $      859        $      862          $        15,404       $    15,115           $         939        $     889


 High Yield Fund                         Long-Term U.S. Gov't Fund
 -----------------------------------     ------------------------------------
 Six Months Ended         Year Ended     Six Months Ended          Year Ended
 September 30, 2000   March 31, 2000     September 30, 2000    March 31, 2000
        (Unaudited)                             (Unaudited)

      $   133,531       $   296,022        $         10,602     $     20,805
          (81,413)          (70,452)                 10,643          (25,059)
           47,280          (263,887)                 (5,305)           7,958
      -----------       -----------        ----------------     ------------
           99,398           (38,317)                 15,940            3,704
      -----------       -----------        ----------------     ------------
           (7,988)          (15,406)                 (1,333)          (1,946)
          (11,777)          (23,625)                   (892)          (1,936)
          (13,249)          (28,389)                   (541)          (1,340)
         (100,630)         (226,319)                 (7,866)         (15,549)

                0              (113)                      0                0
                0              (172)                      0                0
                0              (207)                      0                0
                0            (1,652)                      0                0

                0                 0                       0                0
                0                 0                       0                0
                0                 0                       0                0
                0                 0                       0                0

                0                 0                       0                0
                0                 0                       0                0
                0                 0                       0                0
                0                 0                       0                0
      -----------       -----------        ----------------     ------------
         (133,644)         (295,883)                (10,632)         (20,771)
      -----------       -----------        ----------------     ------------
           76,209           214,375                  15,812           39,235
           33,510           141,755                   7,784           16,036
           42,467           217,795                   6,281           10,916
          465,976         1,500,396                  53,006          218,562

            4,324             9,497                     897            1,509
            4,687            11,679                     458            1,334
            6,986            17,370                     347            1,016
           88,542           203,172                   6,525           13,146

          (71,412)         (174,492)                (13,440)         (26,743)
          (43,074)         (106,519)                 (7,469)         (18,920)
          (56,574)         (228,700)                 (5,329)         (20,940)
         (628,264)       (1,524,985)                (55,199)        (144,475)
          (76,623)          281,343                   9,673           90,676
      -----------       -----------        ----------------     ------------
         (110,869)          (52,857)                 14,981           73,609
      -----------       -----------        ----------------     ------------
        3,170,393         3,223,250                 355,247          281,638
      $ 3,059,524       $ 3,170,393        $        370,228    $     355,247

      $    (2,104)      $    (1,991)       $             15    $          45

                                                  See accompanying notes 133

Amounts in thousands                              Low Duration Fund                       Money Market Fund
                                                  ------------------------------------    -------------------------------------
                                                    Six Months Ended        Year Ended      Six Months Ended         Year Ended
Increase (Decrease) in Net Assets from:           September 30, 2000    March 31, 2000    September 30, 2000     March 31, 2000
                                                         (Unaudited)                             (Unaudited)
Operations
Net investment income                                    $   142,985       $   265,005          $     13,121       $     24,929
Net realized gain (loss)                                      (3,659)          (47,944)                    0                  0
Net change in unrealized appreciation (depreciation)          28,341           (75,164)                    0                  0
                                                         ------------      ------------         -------------      -------------
Net increase (decrease) resulting from operations            167,667           141,897                13,121             24,929
                                                         ------------      ------------         -------------      -------------
Distributions to Shareholders:
From net investment income
   Class A                                                    (7,814)          (13,205)               (2,401)            (5,341)
   Class B                                                    (2,109)           (3,668)                 (568)              (735)
   Class C                                                    (3,275)           (6,311)               (2,625)            (4,148)
   Other Classes                                            (129,786)         (237,815)               (7,533)           (14,699)
In excess of net investment income
   Class A                                                         0              (200)                    0                  0
   Class B                                                         0               (55)                    0                  0
   Class C                                                         0               (96)                    0                  0
   Other Classes                                                   0            (3,599)                    0                  0
From net realized capital gains
   Class A                                                         0                 0                     0                  0
   Class B                                                         0                 0                     0                  0
   Class C                                                         0                 0                     0                  0
   Other Classes                                                   0                 0                     0                  0
In excess of net realized capital gains
   Class A                                                         0                 0                     0                  0
   Class B                                                         0                 0                     0                  0
   Class C                                                         0                 0                     0                  0
   Other Classes                                                   0                 0                     0                  0
                                                         ------------      ------------         -------------      -------------
Total Distributions                                         (142,984)         (264,949)              (13,127)           (24,923)
                                                         ------------      ------------         -------------      -------------

Fund Share Transactions
Receipts for shares sold
   Class A                                                   114,419           415,786             1,272,215          5,545,908
   Class B                                                    17,326            53,258                36,550            110,792
   Class C                                                    19,969            55,588               408,824          1,134,937
   Other Classes                                           1,308,045         2,950,320                78,366            427,835
Issued in reorganization
   Class A                                                         0                 0                     0                  0
   Class B                                                         0                 0                     0                  0
   Class C                                                         0                 0                     0                  0
   Other Classes                                                   0                 0                     0                  0
Issued as reinvestment of distributions
   Class A                                                     5,379            10,938                 1,225              2,941
   Class B                                                     1,189             2,556                   488                615
   Class C                                                     2,133             4,903                 2,211              3,367
   Other Classes                                             112,325           207,600                 7,440             14,434
Cost of shares redeemed
   Class A                                                  (108,840)         (376,451)           (1,330,707)        (5,552,316)
   Class B                                                   (15,840)          (45,716)              (41,876)          (100,869)
   Class C                                                   (23,121)          (58,675)             (427,632)        (1,124,988)
   Other Classes                                          (1,230,487)       (2,977,974)             (193,333)          (459,029)
Net increase (decrease) resulting from Fund share
transactions                                                 202,497           242,133              (186,229)             3,627
                                                         ------------      ------------         -------------      -------------
Total Increase (Decrease) in Net Assets                      227,180           119,081              (186,235)             3,633
                                                         ------------      ------------         -------------      -------------

Net Assets
Beginning of period                                        3,990,328         3,871,247               541,523            537,890
End of period *                                          $ 4,217,508       $ 3,990,328          $    355,288       $    541,523

*Including net undistributed (overdistributed)
investment income of:                                    $    (8,388)      $    (8,390)         $         14       $         20

Amounts in thousands                                    Municipal Bond Fund
                                                        ----------------------------------------
                                                          Six Months Ended            Year Ended
Increase (Decrease) in Net Assets from:                 September 30, 2000        March 31, 2000
                                                               (Unaudited)
Operations
Net investment income                                         $      1,244           $     2,314
Net realized gain (loss)                                               342                  (919)
Net change in unrealized appreciation (depreciation)                   710                (2,965)
                                                              -------------          ------------
Net increase (decrease) resulting from operations                    2,296                (1,570)
                                                              -------------          ------------
Distributions to Shareholders:
From net investment income
   Class A                                                            (160)                 (403)
   Class B                                                            (106)                 (214)
   Class C                                                            (587)               (1,311)
   Other Classes                                                      (388)                 (380)
In excess of net investment income
   Class A                                                               0                     0
   Class B                                                               0                     0
   Class C                                                               0                     0
   Other Classes                                                         0                     0
From net realized capital gains
   Class A                                                               0                     0
   Class B                                                               0                     0
   Class C                                                               0                     0
   Other Classes                                                         0                     0
In excess of net realized capital gains
   Class A                                                               0                     0
   Class B                                                               0                     0
   Class C                                                               0                     0
   Other Classes                                                         0                     0
                                                              -------------          ------------
Total Distributions                                                 (1,241)               (2,308)
                                                              -------------          ------------
Fund Share Transactions
Receipts for shares sold
   Class A                                                             536                 7,221
   Class B                                                             910                 3,559
   Class C                                                           1,107                 3,130
   Other Classes                                                    16,708                 9,608
Issued in reorganization
   Class A                                                               0                     0
   Class B                                                               0                     0
   Class C                                                               0                     0
   Other Classes                                                         0                     0
Issued as reinvestment of distributions
   Class A                                                              34                   211
   Class B                                                              44                   112
   Class C                                                             388                   945
   Other Classes                                                       383                   370
Cost of shares redeemed
   Class A                                                          (2,828)               (5,201)
   Class B                                                          (1,386)               (4,031)
   Class C                                                          (2,695)              (10,912)
   Other Classes                                                   (10,591)               (7,109)
Net increase (decrease) resulting from Fund share
transactions                                                         2,610                (2,097)
                                                              -------------          ------------
Total Increase (Decrease) in Net Assets                              3,665                (5,975)
                                                              -------------          ------------
Net Assets
Beginning of period                                                 52,583                58,558
End of period *                                               $     56,248           $    52,583

*Including net undistributed (overdistributed)
investment income of:                                         $          7           $         4

134 See accompanying notes

New York
Municipal Bond Fund                       Real Return Bond Fund                     Short-Term Fund
---------------------------------------   -------------------------------------     ------------------------------------
  Six Months Ended          Period from     Six Months Ended         Year Ended       Six Months Ended        Year Ended
September 30, 2000   August 31, 1999 to   September 30, 2000     March 31, 2000     September 30, 2000    March 31, 2000
       (Unaudited)       March 31, 2000          (Unaudited)                             (Unaudited)

         $      67            $      70         $     17,668      $       7,689          $      22,504      $     37,374
                35                   (4)               3,736                317                      0            (1,776)
                51                   (8)                (575)             3,722                  1,974            (3,309)
               153                   58               20,829             11,728                 24,478            32,289
         ---------            ---------         ------------      -------------          -------------      ------------
                 0                    0               (1,041)              (649)                (2,506)           (4,576)
                 0                    0                 (625)              (442)                  (174)             (228)
                 0                    0                 (974)              (493)                  (532)             (909)
               (67)                 (70)             (15,126)            (5,952)               (19,235)          (31,652)

                 0                    0                    0                  0                      0                 0
                 0                    0                    0                  0                      0                 0
                 0                    0                    0                  0                      0                 0
                 0                    0                    0                  0                      0                 0

                 0                    0                    0                (19)                     0                 0
                 0                    0                    0                (12)                     0                 0
                 0                    0                    0                (19)                     0                 0
                 0                    0                    0               (243)                     0                 0

                 0                    0                    0                  0                      0                 0
                 0                    0                    0                  0                      0                 0
                 0                    0                    0                  0                      0                 0
                 0                   (6)                   0                  0                      0                 0
         ---------            ---------         ------------      -------------          -------------      ------------
               (67)                 (76)             (17,766)            (7,829)               (22,447)          (37,365)
         ---------            ---------         ------------      -------------          -------------      ------------
                 0                   10               24,716             11,806                 58,950           102,581
                 0                    0               12,122              9,829                  2,696             8,403
                 0                    0               18,073             17,048                  7,170            22,931
                 0                3,010              258,203            214,305                274,003         1,224,707

                 0                    0                    0                  0                      0                 0
                 0                    0                    0                  0                      0                 0
                 0                    0                    0                  0                      0                 0
                 0                    0                    0                  0                      0                 0

                 0                    0                  691                506                  1,501             3,855
                 0                    0                  325                307                    109               180
                 0                    0                  449                284                     39               737
                68                   76               13,190              4,724                 14,286            22,331

                 0                    0               (5,521)            (1,110)               (54,066)         (110,878)
                 0                    0               (2,157)            (2,416)                (3,288)           (5,669)
                 0                    0               (3,451)            (2,761)                (7,716)          (20,188)
                 0                    0              (51,619)           (14,771)              (313,817)       (1,136,901)
                68                3,096              265,021            237,751                (20,133)          112,089
         ---------            ---------         ------------      -------------          -------------      ------------
               154                3,078              268,084            241,650                (18,102)          107,013
         ---------            ---------         ------------      -------------          -------------      ------------
             3,078                    0              269,861             28,211                709,001           601,988
         $   3,232            $   3,078         $    537,945      $     269,861          $     690,899      $    709,001

         $       0            $       0         $        925      $       1,023          $         413      $        356

        StocksPLUS Fund                               Strategic Balanced Fun
        ------------------------------------------    ------------------------------------------
          Six Months Ended              Year Ended      Six Months Ended              Year Ended
        September 30, 2000          March 31, 2000    September 30, 2000          March 31, 2000
               (Unaudited)                                   (Unaudited)

            $      20,908            $     98,837           $     2,788           $       8,094
                   82,269                  38,756                 1,714                    (274)
                 (154,029)                 87,250                (5,512)                  4,531
            -------------            ------------           -----------           -------------
                  (50,852)                224,843                (1,010)                 12,351
            -------------            ------------           -----------           -------------
                   (2,688)                (12,776)                 (131)                   (241)
                   (4,878)                (24,377)                 (323)                   (542)
                   (4,310)                (22,197)                 (367)                   (553)
                  (12,256)                (48,619)               (1,870)                 (7,091)

                        0                       0                     0                       0
                        0                       0                     0                       0
                        0                       0                     0                       0
                        0                       0                     0                       0

                        0                 (10,979)                    0                     (52)
                        0                 (23,440)                    0                    (145)
                        0                 (20,814)                    0                    (147)
                        0                 (40,302)                    0                  (1,436)

                        0                  (5,698)                    0                    (105)
                        0                 (12,164)                    0                    (293)
                        0                 (10,800)                    0                    (296)
                        0                 (20,915)                    0                  (2,886)
            -------------            ------------           -----------           -------------
                  (24,132)               (253,081)               (2,691)                (13,787)
            -------------            ------------           -----------           -------------
                   80,476                 225,386                   914                   2,703
                   27,894                 145,530                   530                   4,146
                   22,974                 139,471                 2,898                   5,532
                  140,439                 284,609                 2,353                   9,120

                        0                       0                     0                   8,167
                        0                       0                     0                  11,192
                        0                       0                     0                  11,513
                        0                       0                     0                  35,908

                    2,082                  27,851                   113                     336
                    3,694                  54,645                   239                     821
                    3,539                  50,658                   287                     893
                   11,928                 107,331                 1,792                   7,151

                  (87,194)               (240,512)               (1,180)                 (5,306)
                  (52,617)                (99,404)               (1,451)                 (3,077)
                  (47,824)               (114,424)               (2,287)                 (3,424)
                  (95,871)               (255,850)              (74,890)                (27,359)
                    9,520                 325,291               (70,682)                 58,316

                  (65,464)                297,053               (74,383)                 56,880
            -------------            ------------           -----------           -------------
                1,498,795               1,201,742               154,998                  98,118
           $    1,433,331           $   1,498,795          $     80,615          $      154,998

           $       35,165           $      38,389           $      1,89          $        1,795

                                                      See accompanying notes 135

Amounts in thousands                                        Total Return Fund                     Total Return Mortgage Fund
                                                            -----------------------------------   ----------------------------------
                                                              Six Months Ended       Year Ended     Six Months Ended      Year Ended
Increase (Decrease) in Net Assets from:                     September 30, 2000   March 31, 2000   September 30, 2000  March 31, 2000
                                                                   (Unaudited)                           (Unaudited)
Operations
Net investment income                                             $  1,101,116     $  1,778,306          $      374   $         238
Net realized gain (loss)                                               416,296         (847,388)                335              (6)

Net change in unrealized appreciation (depreciation)                    47,132         (242,138)                205             (78)
                                                                  ------------     ------------          ----------   -------------
Net increase resulting from operations                               1,564,544          688,780                 914             154
                                                                  ------------     ------------          ----------   -------------
Distributions to Shareholders:
From net investment income
   Class A                                                             (64,581)         (89,782)                  0               0
   Class B                                                             (18,424)         (30,635)                  0               0
   Class C                                                             (20,007)         (36,340)                  0               0
   Other Classes                                                      (993,055)      (1,544,481)               (374)           (238)

In excess of net investment income
   Class A                                                                   0           (3,855)                  0               0
   Class B                                                                   0           (1,315)                  0               0
   Class C                                                                   0           (1,560)                  0               0
   Other Classes                                                             0          (66,316)                  0               0
In excess of net realized capital gains
   Class A                                                                   0                0                   0               0
   Class B                                                                   0                0                   0               0
   Class C                                                                   0                0                   0               0
   Other Classes                                                             0                0                   0              (3)
                                                                  ------------     ------------          ----------   -------------

Total Distributions                                                 (1,096,067)      (1,774,284)               (374)           (241)
                                                                  ------------     ------------          ----------   -------------

Fund Share Transactions
Receipts for shares sold
   Class A                                                             581,308        1,506,055                  38               0
   Class B                                                             103,730          282,282                  10               0
   Class C                                                             139,679          312,021                  10               0
   Other Classes                                                     5,897,991       11,402,013              12,734             227
Issued as reinvestment of distributions
   Class A                                                              28,905           75,662                   0               0
   Class B                                                               9,389           21,883                   0               0
   Class C                                                              11,224           27,579                   0               0
   Other Classes                                                       813,868        1,288,826                 373             240
Cost of shares redeemed
   Class A                                                            (338,474)        (716,288)                  0               0
   Class B                                                             (68,217)        (175,145)                  0               0
   Class C                                                            (105,375)        (304,175)                  0               0
   Other Classes                                                    (3,530,063)      (7,223,440)             (1,496)           (554)

Net increase (decrease) resulting from Fund share transactions       3,543,965        6,497,273              11,669             (87)
                                                                  ------------     ------------          ----------   -------------

Total Increase (Decrease) in Net Assets                              4,012,442        5,411,769              12,209            (174)
                                                                  ------------     ------------          ----------   -------------

Net Assets
Beginning of period                                                 31,536,273       26,124,504               4,137           4,311
End of period *                                                   $ 35,548,715     $ 31,536,273          $   16,346   $       4,137

*Including net undistributed (overdistributed)
  investment income of:                                           $   (52,845)     $   (57,894)          $        4   $           4

136 See accompanying notes

Statements of Cash Flows

                                                                Foreign          Global Bond     Long-Term U.S.   Real Return
Amounts in thousands                                            Bond Fund        Fund II         Government Fund  Bond Fund
                                                                ------------     ------------    ---------------  ---------------
Increase (Decrease) in Cash and Foreign Currency from:
Financing Activities
Sales of Fund shares                                            $    119,210     $      7,542    $      82,252    $       307,065
Redemptions of Fund shares                                           (97,844)         (34,813)         (81,149)           (63,063)
Cash distributions paid                                               (2,404)            (436)          (2,866)            (3,148)
Increase (decrease) from financing transactions                      (43,910)           4,758          224,916            422,249
Net increase (decrease) from financing activities                    (24,948)         (12,949)         223,153            663,103

Operating Activities
Purchases of long-term securities and foreign currency            (1,904,922)        (259,461)      (4,335,321)        (1,820,178)
Proceeds from sales of long-term securities and foreign
 currency                                                          1,986,404          268,516        4,121,165          1,226,460
Purchases of short-term securities (net)                             (66,101)             468          (11,644)           (68,272)
Net investment income                                                 17,021            2,529           10,603             17,668
Change in other receivables/payables (net)                               475            (396)           (5,020)           (18,215)
Net increase (decrease) from operating activities                     32,877           11,656         (220,217)          (662,537)
                                                                ------------      -----------    -------------    ---------------
Net Increase in Cash and Foreign Currency                              7,929           (1,293)           2,936                566
                                                                ------------      -----------    -------------    ---------------

Cash and Foreign Currency
Beginning of period                                                    9,658            2,576                1                334
End of period                                                   $     17,587     $      1,283    $       2,937    $           900

                                                      See accompanying notes 137

Notes to Financial Statements
September 30, 2000 (Unaudited)

1. Organization
PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 35 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). The Long Duration Fund had not commenced operations as of September 30, 2000. Information presented in these financial statements pertains to the A, B and C Classes (the "Retail Classes") of the Trust. Certain detailed financial information for the Institutional, Administrative and D Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the Convertible, StocksPLUS and Strategic Balanced Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the Convertible, StocksPLUS and Strategic Balanced Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.
     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
     Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the Convertible Bond, StocksPLUS and Strategic Balanced Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the Convertible Bond, StocksPLUS and Strategic Balanced Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. A Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. Certain Funds are authorized to enter into futures contracts and options. A Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counter-party to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Stripped Mortgage Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Swaps. Certain Funds are authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Delayed Delivery Transactions. A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though principal is not received until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

September 30, 2000 (Unaudited)

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions
Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly-owned subsidiary partnership of PIMCO Advisors L.P. and serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.15% for the Money Market Fund; 0.40% for the Convertible, StocksPLUS, and Strategic Balanced Funds; 0.45% for the Emerging Markets Bond Fund and 0.25% for all other Funds.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class' average daily net assets. The Administration Fee for the Retail Classes is charged at the annual rate of 0.35% for the Money Market, Municipal Bond, Short-Term, California Intermediate Municipal Bond and New York Municipal Bond Funds, 0.45% for the Foreign Bond and Global Bond II Funds, 0.55% for the Emerging Markets Bond Fund and 0.40% for all other Funds. The Administration Fee for the Institutional and Administrative Classes is charged at an annual rate of 0.18% for the Low Duration and Total Return Funds, 0.20% for the Moderate Duration, Money Market and Short-Term Funds; 0.24% for the California Intermediate Municipal Bond and New York Municipal Bond, 0.40% for the Emerging Markets Bond and 0.25% for all other funds. The Administration Fee for Class D is charged at the annual rate of 0.25% for Low Duration, Short-Term and Total Return Funds; 0.35% for the California Intermediate Municipal Bond, Municipal Bond and Short Duration Municipal Income Funds, 0.45% for the Foreign Bond Fund, 0.55% for Emerging Markets Bond, and 0.40% for all other Funds.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares.
     The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during the current fiscal year.
     Pursuant to the Distribution and Servicing Plans adopted by the Retail and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the Retail and D Classes. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                                                Allowable Rate
                                            --------------------------
                                                Distribution  Servicing
                                                Fee (%)       Fee (%)
--------------------------------------------------------------------------------
Class A
Money Market Fund                                    --        0.10
All other Funds                                      --        0.25

Class B
All Funds                                          0.75        0.25

Class C
Municipal Bond, Real Return Bond and StocksPLUS
and Low Duration Funds                             0.50        0.25
Money Market Fund                                    --        0.10
Short-Term Fund                                    0.30        0.25
All other Funds                                    0.75        0.25

Class D
All Funds                                            --        0.25

PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Retail Classes shares. For the period ended September 30, 2000, the funds were informed that PFD received $5,987,857 representing commissions (sales charges) and contingent deferred sales charges.
140

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of Convertible, California Intermediate Municipal Bond and New York Municipal Bond Funds administrative fees to the extent that the payment of each Fund's pro rata share of Trustee fees and organizational expenses cause the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49% basis points as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                         Inst'l   Admn.
                         Class    Class   Class A  Class B  Class C  Class D
--------------------------------------------------------------------------------
Convertible Fund          0.65%   0.90%     1.05%    1.80%    1.80%       --
California Intermediate
   Municipal Bond Fund    0.49%   0.74%     0.85%       --       --    0.85%
New York Municipal
   Bond Fund              0.49%   0.74%     0.85%       --       --    0.85%

PIMCO may be reimbursed for these waived amounts in future periods.
     Each unaffiliated Trustee receives an annual retainer of $45,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

4. Purchases and Sales of Securities
Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2000 were as follows (amounts in thousands):

                              U.S. Government/Agency           All Other
                              --------------------------------------------------
                              Purchases      Sales       Purchases         Sales
--------------------------------------------------------------------------------
CA Int. Municipal Bond Fund   $       0  $       0    $    212,882  $    135,822
CA Municipal Bond Fund              108          0          41,539        33,295
Convertible Fund                      0          0         153,607       160,927
Emerging Markets Bond Fund            0          0         179,931       158,831
Foreign Bond Fund             1,600,643  1,431,459         624,510       574,400
Global Bond Fund II              11,651      7,517         227,962       219,090
High Yield Fund                       0      6,402         474,059       747,037
Long-Term U.S. Gov't Fund     4,766,985  4,741,902          40,867        24,116
Low Duration Fund             3,758,313  3,762,409       1,465,574       692,820
Municipal Bond Fund                 108          0          83,024        84,009
NY Municipal Bond Fund                0          0          19,752        19,614
Real Return Bond Fund         1,351,736  1,175,196         493,404        43,416
Short-Term Fund                 260,258    282,834         406,785        82,275
StocksPLUS Fund                 300,346    252,736         514,580       247,174
Strategic Balanced Fund         457,515    496,735         112,546       140,586
Total Return Fund            83,997,342 74,490,752       9,558,193     7,800,637
Total Return Mortgage Fund       65,795     52,731           5,445         1,769

5. Federal Income Tax Matters
As of March 31, 2000, the Funds listed in the table below had remaining capital loss carryforwards that were realized or acquired in prior years. Use of the acquired capital loss carryforwards may be limited under current tax laws. Additionally, the California Intermediate Municipal Bond, Emerging Markets, Global Bond II, High Yield, Long-Term U.S. Government, Low Duration, Municipal Bond, New York Intermediate Municipal Bond, Real Return, Short-Term and Total Return Funds realized capital losses and/or foreign currency losses during the period November 1, 1999 through March 31, 2000 which the Fund elected to defer to the following year pursuant to income tax regulations. The amounts are $12,205, $24,335, $406,361, $43,449,654, $10,332,768, $17,470,237, $526,178,
$10,244, $342,135, $1,382,953, and $243,968,849, respectively. Each Fund will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.

                                         Capital Loss Carryforwards
                                      Realized        Acquired
                                        Losses          Losses     Expiration
--------------------------------------------------------------------------------
Emerging Markets Bond Fund       $     420,637   $           0      3/31/2007
Foreign Bond Fund                   10,316,442               0      3/31/2008
Global Bond Fund II                  1,342,527               0      3/31/2008
High Yield Fund                     39,492,722               0      3/31/2008
High Yield Fund                              0      48,559,227      3/31/2002
Long-Term U.S. Government Fund      23,250,622               0      3/31/2008
Low Duration Fund                   42,174,597               0      3/31/2008
Municipal Bond Fund                    391,768               0      3/31/2008
Municipal Bond Fund                      5,734               0      3/31/2007
Short-Term Fund                        412,413               0      3/31/2008
Short-Term Fund                        109,956               0      3/31/2007
Total Return Fund                  750,096,993               0      3/31/2008

September 30, 2000 (Unaudited)

6. Shares of Beneficial Interest
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                                  California
                                              California Intermediate             Municipal
                                                Municipal Bond Fund               Bond Fund                  Convertible Fund
                                        ------------------------------------   --------------- -------------------------------------
                                                               Period from       Period from
                                           Period Ended        08/31/1999         05/16/2000     Period Ended         Year Ended
                                            09/30/2000        to 03/31/2000     to 09/30/2000     09/30/2000          03/31/2000
                                        Shares    Amount     Shares   Amount   Shares   Amount Shares    Amount   Shares      Amount
                                        ------------------ ------------------- --------------- -------------------------------------
Receipts for shares sold
   Class A                               3,143   $31,531       189  $  1,879      1   $    10     198 $  2,970      353   $   4,800
   Class B                                   0         0         0         0      0         0     209    3,107      188       2,593
   Class C                                   0         0         0         0      0         0     471    6,836      517       6,988
   Other Classes                         8,865    88,823       887     8,860  1,862    18,629   2,599    38,52   13,296     176,122
Shares issued in reorganization
   Class A                                   0         0         0         0      0         0       0        0        0           0
   Class B                                   0         0         0         0      0         0       0        0        0           0
   Class C                                   0         0         0         0      0         0       0        0        0           0
   Other Classes                             0         0         0         0      0         0       0        0        0           0
Issued as reinvestment of distributions
   Class A                                  41       424         1        12      0         0       2        5        4          58
   Class B                                   0         0         0         0      0         0       1        0        1          13
   Class C                                   0         0         0         0      0         0       2        2        3          49
   Other Classes                           109     1,113         9        91     18       183      64      960      137       1,984
Cost of shares redeemed
   Class A                                (358)   (3,572)      (12)     (119)     0         0     (71)  (1,039)     (27)       (363)
   Class B                                   0         0         0         0      0         0     (14)    (204)     (24)       (337)
   Class C                                   0         0         0         0      0         0     (60)    (878)     (10)       (141)
   Other Classes                        (3,051)  (30,781)      (56)     (556)(1,002)  (10,286) (4,658) (68,411)  (2,763)    (41,632)

Net increase (decrease) resulting from  ------------------ ------------------- --------------- -------------------------------------
     Fund share transactions             8,749   $87,538     1,018  $ 10,167    879  $  8,536  (1,257)$(18,128)  11,675   $ 150,134
                                        ------------------ ------------------- --------------- -------------------------------------


                                         Long-Term U.S. Gov't Fund                              Low Duration Fund
                                 -------------------------------------------     -----------------------------------------------
                                    Period Ended             Year Ended               Period Ended               Year Ended
                                     09/30/2000              03/31/2000                09/30/2000                03/31/2000
                                 Shares      Amount     Shares        Amount     Shares         Amount      Shares        Amount
                                 -------------------- -----------------------  -------------------------------------------------
Receipts for shares sold
   Class A                        1,600    $ 15,812      4,070    $   39,235     11,658    $   114,419      41,997    $  415,786
   Class B                          792       7,784      1,632        16,036      1,766         17,326       5,371        53,258
   Class C                          637       6,281      1,110        10,916      2,035         19,969       5,600        55,588
   Other Classes                  5,383      53,006     22,328       218,562    133,398      1,308,045     297,686     2,950,320
Issued as reinvestment of
distributions
   Class A                           91         897        155         1,509        548          5,379       1,104        10,938
   Class B                           47         458        137         1,334        121          1,189         258         2,556
   Class C                           35         347        104         1,016        217          2,133         495         4,903
   Other Classes                    662       6,525      1,356        13,146     11,443        112,325      20,984       207,600
Cost of shares redeemed
   Class A                       (1,368)    (13,440)    (2,749      (26,743)    (11,093)      (108,840)    (38,065)     (376,451)
   Class B                         (764)     (7,469)    (1,947      (18,920)     (1,614)       (15,840)     (4,621)      (45,716)
   Class C                         (543)     (5,329)    (2,146)     (20,940)     (2,357)       (23,121)     (5,936)      (58,675)
   Other Classes                 (5,663)    (55,199)   (15,089)    (144,475)   (125,408)    (1,230,487)   (301,000)   (2,977,974)

Net increase (decrease)
  resulting from Fund share      -------------------- -----------------------  -------------------------------------------------
  transactions                      909    $  9,673      8,961    $  90,676      20,714    $   202,497      23,873    $  242,133
                                 -------------------- -----------------------  -------------------------------------------------

             Money Market Fund
 ---------------------------------------------
    Period Ended           Year Ended
     09/30/2000            03/31/2000
 Shares     Amount     Shares       Amount
 ---------------------------------------------
1,272,215 $ 1,272,215  5,545,908  $  5,545,908
   36,550      36,550    110,792       110,792
  408,824     408,824  1,134,937     1,134,937
   78,364      78,366    427,835       427,835


    1,225       1,225      2,941         2,941
      488         488        615           615
    2,211       2,211      3,367         3,367
    7,440       7,440     14,433        14,434

1,330,707) (1,330,707)(5,552,316)    (5,552,316)
  (41,876)    (41,876)  (100,869)      (100,869)
 (427,632)   (427,632)(1,124,988)    (1,124,988)
 (193,333)   (193,333)  (459,029)      (459,029)

------------------------------------------------
 (186,231) $ (186,229)     3,626   $      3,627
------------------------------------------------


          Emerging Markets Bond Fund                     Foreign Bond Fund                           Global Bond Fund II
-------------------------------------------  --------------------------------------------   ---------------------------------------
      Period Ended          Year Ended           Period Ended            Year Ended           Period Ended         Year Ended
       09/30/2000           03/31/2000            09/30/2000             03/31/2000            09/30/2000          03/31/2000
  Shares        Amount  Shares     Amount      Shares      Amount    Shares       Amount    Shares      Amount  Shares     Amount
-----------   --------- -------   ---------   --------    ---------  -------    ----------  -------   --------- -------  ----------
         84   $     735      23   $     185      2,326    $  23,385    4,628    $   47,005       15   $     136    167   $    1,600
         41         337      92         716        275        2,767    1,041        10,650       35         334    133        1,267
         38         332       9          68        379        3,817    1,012        10,346       30         284    160        1,527
      2,911      23,931   5,546      42,500      8,877       89,242   18,803       191,536      733       6,908  6,377       59,618

          0           0       0           0          0            0        0             0        0           0      0            0
          0           0       0           0          0            0        0             0        0           0      0            0
          0           0       0           0          0            0        0             0        0           0      0            0
          0           0       0           0          0            0        0             0        0           0      0            0

          1          12       2          20        142        1,427      260         2,623        5          51     13          124
          2          21       5          39         44          444      119         1,204        8          79     19          177
          1           6       2          14         57          571      161         1,630       11         103     26          244
        222       1,894     225       1,803      1,176       11,824    2,951        29,929      187       1,762    268        2,526

        (85)       (744)    (11)        (95)    (1,364)     (13,719)  (2,202)      (22,268)     (64)       (605)  (214)      (2,026)

        (26)       (220)    (14)       (118)      (205)      (2,061)    (727)       (7,337)     (67)       (627)  (160)      (1,506)

         (4)        (39)    (12)        (98)      (384)      (3,860)    (944)       (9,583)    (107)     (1,009)  (221)      (2,083)

       (452)     (3,778) (3,241)    (25,001)    (7,798)     (78,314) (29,099)     (295,818)  (3,479)    (32,688)  (558)      (5,204)


-----------   --------- -------   ---------   --------    ---------  -------    ----------  -------   --------- -------  ----------
      2,733   $  22,487   2,626   $  20,033      3,525    $  35,523   (3,997)    $ (40,083)  (2,693)    (25,272) 6,010   $   56,264

                 High Yield Fund
--------------------------------------------------
      Period Ended              Year Ended
       09/30/2000               03/31/2000
  Shares      Amount      Shares          Amount
---------   ----------   ---------     -----------
    7,483   $   76,209      19,896     $   214,375
    3,297       33,510      13,027         141,755
    4,175       42,467      20,097         217,795
   45,878      465,976     138,322       1,500,396

        0            0           0               0
        0            0           0               0
        0            0           0               0
        0            0           0               0

      426        4,324         883           9,497
      462        4,687       1,084          11,679
      689        6,986       1,613          17,370
    8,728       88,542      18,896         203,172

   (7,017)     (71,412)    (16,324)       (174,492)
   (4,237)     (43,074)     (9,920)       (106,519)
   (5,564)     (56,574)    (21,279)       (228,700)
  (61,938)    (628,264)   (143,149)     (1,524,985)

-----------  ---------     -------     -----------
   (7,618)   $ (76,623)     23,146     $   281,343

                                                            New York
             Municipal Bond Fund                       Municipal Bond Fund                         Real Return Bond Fund
--------------------------------------------  ---------------------------------------     -----------------------------------------
                                                                      Period from
      Period Ended           Year Ended         Period Ended          08/31/1999             Period Ended          Year Ended
       09/30/2000            03/31/2000          09/30/2000         to 03/31/2000             09/30/2000           03/31/2000
  Shares        Amount   Shares     Amount    Shares    Amount   Shares      Amount       Shares      Amount    Shares      Amount
-----------   ---------  ------    ---------  ------   --------  ------     ---------     -------    ---------  -------   ---------
         56   $     536     750    $   7,221       0   $      0       1     $      10       2,521    $  24,716    1,210   $  11,806
         97         910     374        3,559       0          0       0             0       1,241       12,122    1,003       9,829
        116       1,107     322        3,130       0          0       0             0       1,844       18,073    1,745      17,048
      1,777      16,708   1,009        9,608       0          0     301         3,010      26,577      258,202   21,969     214,305

          4          34      22          211       0          0       0             0          82          691       52         506
          5          44      12          112       0          0       0             0          37          325       31         307
         41         388      98          945       0          0       0             0          51          449       29         284
         40         383      39          370       6         67       8            76       1,541       13,190      484       4,724

       (302)     (2,828)   (551)      (5,201)      0          0       0             0        (566)      (5,521)    (114)     (1,110)

       (145)     (1,386)   (425)      (4,031)      0          0       0             0        (218)      (2,157)    (248)     (2,416)

       (284)     (2,695) (1,139)     (10,912)      0          0       0             0        (350)      (3,451)    (282)     (2,761)

     (1,110)    (10,591)   (746)      (7,109)      0          0       0             0      (5,606)     (51,619)  (1,517)    (14,771)


-----------   --------- -------    ---------   -----   --------  ------     ---------     -------    ---------  -------   ---------
        295   $   2,610    (235)    $ (2,097)      6   $     67     310     $   3,096      27,154    $ 265,020   24,362   $ 237,751

                Short-Term Fund
------------------------------------------------------
   Period Ended                  Year Ended
     09/30/2000                   03/31/2000
Shares        Amount        Shares          Amount
-------     ----------     --------      -------------
  5,924     $   58,950       10,292      $     102,581
    270          2,696          844              8,403
    721          7,170        2,301             22,931
 27,525        274,003      122,851          1,224,707

    151          1,501          387              3,855
     11            109           18                180
      4             39           74                737
  1,435         14,286        2,242             22,331

 (5,431)       (54,066)     (11,127)          (110,878)
   (330)        (3,288)        (569)            (5,669)
   (775)        (7,716)      (2,026)           (20,188)
(31,519)      (313,817)    (114,031)        (1,136,901)

------       ---------     --------      -------------
(2,014)      $ (20,133)      11,256      $     112,089

September 30, 2000 (Unaudited)

6. Shares of Beneficial Interest
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                           StocksPLUS Fund                       Strategic Balanced Fund
                                                ----------------------------------------   ------------------------------------
                                                   Period Ended         Year Ended          Period Ended         Year Ended
                                                    09/30/2000          03/31/2000           09/30/2000          03/31/2000
                                                Shares     Amount    Shares    Amount      Shares   Amount    Shares    Amount
----------------------------------------------  -------   ---------  ------- -----------   ------- --------- --------  ---------
Receipts for shares sold
   Class A                                         5,867  $  80,476   15,869 $    225,386       74 $     914      118  $   2,703
   Class B                                         2,054     27,894   10,113      145,530       43       530      231      4,146
   Class C                                         1,686     22,974    9,655      139,471      230     2,898      346      5,532
   Other Classes                                  10,225    140,439   19,592      284,609      188     2,353      964      9,120
Shares issued in reorganization
   Class A                                             0          0        0            0        0         0      629      8,167
   Class B                                             0          0        0            0        0         0      862     11,192
   Class C                                             0          0        0            0        0         0      888     11,513
   Other Classes                                       0          0        0            0        0         0    2,758     35,908
Issued as reinvestment of distributions
   Class A                                           154      2,082    1,987       27,851        9       113       26        336
   Class B                                           276      3,694    3,929       54,645       20       239       64        821
   Class C                                           264      3,539    3,630       50,658       28       287       70        893
   Other Classes                                     879     11,928    7,615      107,331      146     1,792      556      7,151
Cost of shares redeemed
   Class A                                        (6,403)   (87,194) (16,833)    (240,512)     (94)   (1,180)    (422)    (5,306)
   Class B                                        (3,860)   (52,617)  (7,092)     (99,404)    (117)   (1,451)    (245)    (3,077)
   Class C                                        (3,499)   (47,824)  (8,227)    (114,424)    (184)   (2,287)    (271)    (3,424)
   Other Classes                                  (6,964)   (95,871) (17,802)    (255,850)  (5,879)  (74,890)  (2,135)   (27,359)

Net increase (decrease) resulting from           ----------------------------------------   -------------------------------------
     Fund share transactions                         679  $   9,520   22,436 $    325,291   (5,536) $(70,682)   4,439 $   58,316
                                                 ----------------------------------------   -------------------------------------

                                                                                                       Total Return
                                                             Total Return Fund                         Mortgage Fund
                                                 -------------------------------------------- -------------------------------------
                                                      Period Ended           Year Ended         Period Ended       Year Ended
                                                       09/30/2000            03/31/2000          09/30/2000        03/31/2000
                                                  Shares       Amount     Shares     Amount   Shares   Amount    Shares    Amount
-----------------------------------------------  ---------  -----------   --------  --------- ------  ---------  -------  ---------
Receipts for shares sold
   Class A                                          58,293  $   581,308     149,542 $ 1,506,055      4  $      38        0  $      0
   Class B                                          10,390      103,730      27,995     282,282      1         10        0         0
   Class C                                          13,986      139,679      30,951     312,021      1         10        0         0
   Other Classes                                   591,527    5,897,991   1,136,650  11,402,013  1,293     12,734       23       227
Issued as reinvestment of distributions
   Class A                                           2,895       28,905       7,532      75,662      0          0        0         0
   Class B                                             941        9,389       2,180      21,883      0          0        0         0
   Class C                                           1,125       11,224       2,746      27,579      0          0        0         0
   Other Classes                                    81,527      813,868     128,626   1,288,826     37        373       25       240
Cost of shares redeemed
   Class A                                         (33,980)    (338,474)    (71,628)   (716,288)     0          0        0         0
   Class B                                          (6,841)     (68,217)    (17,534)   (175,145)     0          0        0         0
   Class C                                         (10,590)    (105,375)    (30,415)   (304,175)     0          0        0         0
   Other Classes                                  (354,880)  (3,530,063)   (721,663) (7,223,440)  (147)   (1,496)     (55)     (554)
                                                  ---------------------------------------------- -----------------------------------

Net increase (decrease) resulting from
     Fund share transactions                       354,393  $ 3,543,965     644,982 $ 6,497,273  1,189  $  11,669      (7)  $   (87)
                                                  ---------------------------------------------- -----------------------------------

7. Reorganization
The Acquiring Fund, as listed below, acquired the assets and certain liabilities of the Acquired Fund, also listed below, in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders (amounts in thousands):

                                                                        Shares        Value of     Total Net       Total Net
                                                                     Issued by   Shares Issued     Assets of       Assets of
                                                                     Acquiring    by Acquiring      Acquired       Acquiring
Acquiring Fund                     Acquired Fund                Date      Fund            Fund          Fund            Fund
PIMCO Strategic Balanced Fund      PIMCO Balanced Fund    09/17/1999     5,137   $      66,780    $   66,780     $   105,993

          Total
     Net Assets         Acquired
   of Acquiring           Fund's
     Fund After       Unrealized
    Acquisition   (Depreciation)
 $      172,774    $        (45)

8. Transactions in Written Call and Put Options.
Transactions in written call and put options were as follows (amounts in thousands):

                                                            Long-Term                                Strategic
                                    Foreign   Global Bond U.S. Gov't.  Low Duration   StocksPLUS      Balanced   Total Return
                                  Bond Fund       Fund II        Fund          Fund         Fund          Fund           Fund
                                  --------------------------------------------------------------------------------------------
                                                                            Premium
------------------------------------------------------------------------------------------------------------------------------
Balance at 03/31/2000              $    473      $     40   $     579    $    3,873    $   1,231  $        692   $     31,722
Sales                                 1,602           220       2,073         2,116        6,831           643         57,025
Closing Buys                           (363)          (58)     (2,357)          (78)       3,943          (275)       (29,554)
Expirations                            (857)         (113)       (288)       (2,092)      (9,955)       (1,060)       (18,184)
Exercised                                 0             0           0             0            0             0           (216)
------------------------------------------------------------------------------------------------------------------------------
Balance at 09/30/2000              $    855      $     89   $       7    $    3,819    $   2,050  $          0   $     40,793
==============================================================================================================================

9. Line of Credit
Effective December 30, 1999, the funds, along with certain other funds managed by PIMCO, entered into an unsecured $100,000,000 bank line of credit agreement with State Street Bank & Trust Company. Borrowings under the agreement bear interest at the Fed Funds plus 50 basis points or the Base Rate, which is typically the Prime Rate. The funds may borrow money solely for temporary purposes to fund shareholder redemptions. The funds did not borrow from the line during the period April 1, 2000 to September 30, 2000.

10. Acquisition by Allianz AG
On May 5, 2000, Allianz AG completed the acquisition of approximately 70% of the outstanding partnership interest in PIMCO Advisors L.P. ("PIMCO Advisors"), of which PIMCO is a subsidiary partnership. As a result of this transaction, PIMCO Advisors, and its subsidiaries, are now controlled by Allianz AG, a leading provider of financial services, particularly in Europe. PIMCO remains operationally independent, continues to operate under its existing name, and now leads the global fixed-income efforts of Allianz AG. Key employees at each PIMCO Advisors' investment units, including PIMCO's Bill Gross, have signed long-term employment contracts and have significant profit-sharing and retention arrangements to ensure continuity of the investment process and staff. With the addition of PIMCO Advisors, the Allianz Group manages assets of approximately US$650 billion, including more than 300 mutual funds for retail and institutional clients around the world.

                      (This Page Intentionally Left Blank)

PIMCO Funds: Pacific Investment Management Series

------------------------------------------------------------------------------------------------
Manager                  Pacific Investment Management Company, 840 Newport Center Drive, Suite
                         300, Newport Beach, CA 92660
------------------------------------------------------------------------------------------------
Distributor              PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902
------------------------------------------------------------------------------------------------
Custodian                State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105
------------------------------------------------------------------------------------------------
Shareholder              PFPC Global Fund Services, Inc., P.O. Box 9688, Providence, RI 02940-9688
Servicing Agent and
Transfer Agent
------------------------------------------------------------------------------------------------
Independent              PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO, 64105
Accountant
------------------------------------------------------------------------------------------------
Legal Counsel            Dechert Price & Rhoads, 1775 Eye Street, Washington, DC, 20006
------------------------------------------------------------------------------------------------
For Account              For PIMCO Funds account information contact your financial advisor, or
Information              if you receive account statements directly from PIMCO Funds, you can also call
                         1-800-426-0107. Telephone representatives are available
                         Monday - Friday 8:30 am to 8:00 pm Eastern Time.

For the Best in Online Bond Information,
Visit www.pimcofunds.com/bondcenter


[GRAPHIC]

For comprehensive, up-to-date information on bonds and bond investing, visit the PIMCO Funds Bond Center at www.pimcofunds.com. Rely on the Bond Center to bring you the latest information from PIMCO's world-class team of investment professionals led by PIMCO founder Bill Gross. Highlights include:

 . Investment Outlook-Bill Gross's monthly newsletter on economic and interest rate trends.

 . Manager Commentary-Read insight from PIMCO bond managers on the economy and its impact on their funds.

 . Sector Strategy White Papers-PIMCO Fund managers provide in-depth examinations of fund sectors and discuss strategy.

 . Economic Data Analysis-Timely analysis of recent economic trends and data from PIMCO's point of view.

 . Media Highlights-Stay abreast of PIMCO Fund manager appearances and coverage of our Funds.

How to get there
To visit the Bond Center, point your browser to www.pimcofunds.com/bondcenter.

More inside-for a complete update on the PIMCO Funds Bond Center, turn to page
6.


                                                                      PZ000.9/00


[LOGO OF PIMCO FUNDS]

                                                                 ---------------
PIMCO Funds                                                         BULK RATE
Distributors LLC                                                   U.S. POSTAGE
                                                                       PAID
2187 Atlantic Street                                              SMITHTOWN, NY
Stamford, CT 06902                                                PERMIT NO. 700
                                                                 ---------------

PIMCO Funds Shareholder Update
and Semi-Annual Report

This Update is published twice a year to provide PIMCO Funds shareholders with general market commentary and fund information. It also includes the financial report for the PIMCO Funds: Pacific Investment Management Series.

[GRAPHIC]

Stocks may have taken center stage in recent years, but bonds have been star performers in 2000. Story on page 1.



September 30, 2000         Page 1   Today's Investor
Pacific
Investment                 Bonds Deserve a Little Limelight--and a Place in
Management                 Your Portfolio
Series
Share Class
D                          Page 3   PIMCO Funds Update
                           What's News
California Intermediate
Municipal Bond             Page 4   Manager Commentary
                           A Conversation with Bill Gross and Paul McCulley
CA Muni Bond
Convertible                Page 6   Web Update
                           Bookmark the PIMCO Funds Bond Center
Emerging Markets
Bond
                           Page 7   Overview: Comprehensive Fund Family
Foreign Bond
High Yield                 Page 8   PIMCO Funds: Pacific Investment Management
                                    Series
Low Duration
                           Semi-Annual Report
Municipal Bond

New York
Municipal Bond

Real Return Bond

Short Duration
Muni Income

Short-Term

StocksPLUS

Strategic Balanced

Total Return

Total Return Mortgage


                                                           [LOGO OF PIMCO FUNDS]

(This Page Intentionally Left Blank)

Today's Investor

Bonds Deserve a Little Limelight--and a Place in Your Portfolio

Bonds are the Rodney Dangerfield of the investment world. Sometimes they just don't get much respect. Despite the fact that, on average, they're outperforming stocks so far this year, they're not getting the attention they deserve.

The fact of the matter is, bonds are hard working securities that do a very good job of preserving capital, providing stability and sometimes--like this year--they even offer higher returns than stocks. And all of that makes a compelling argument for including them in a diversified investment portfolio.

Bonds topping stocks in 2000

Bonds are on track to outperform stocks this year--a big change from last year's scenario. In 1999 the S&P 500 ended the year up 21.04%, while the tech-heavy NASDAQ closed the year up a phenomenal 85.59%. At the end of September this year, however, both indexes were in negative territory--the S&P 500 at -1.39% and the NASDAQ at -9.74%. By contrast, at the end of the third quarter the Lehman Aggregate Bond Index--generally regarded as representative of the bond market as a whole--was up an impressive 7.12% year to date.

After last year's sky-high stock market returns, who could have predicted this turn of events? No one. And that's exactly the rationale for portfolio diversification. Since nobody can foretell which way the financial markets will head from year to year, the sensible solution is to maintain a diversified investment portfolio to protect against the markets' innate volatility.

Is your portfolio allocation out of whack?

As a result of the run-up in stocks over the last 5 years, many investors will find that their portfolios are no longer properly diversified. The chart below shows what happened to a hypothetical portfolio with 65% invested in stocks and 35% invested in bonds between September 30, 1995 and September 30, 2000.

Having a larger portion of your portfolio invested in stocks last year, when stock prices were rising, was a beautiful thing. But with this year's unprecedented stock market volatility, a top-heavy stock portfolio is likely not faring so well.

Time to boost your bond quotient?

The strong performance of the bond market makes this a particularly good time to invest in bonds. If you're receiving this report, you're already investing in a PIMCO bond fund. That's a good start. The next step is to determine if the percentage of your bond holdings matches your financial goals and risk tolerance.

If you need to increase your portfolio's bond allocation, you have a wide range of bond funds from


"These slow-and-steady performers [bonds] are anything but dull. They offer many intriguing opportunities and the chance to outpace stocks in coming years."

-- Money, August 2000


which to choose, from high quality, intermediate duration core funds to more specialized options. Diversifying your bond holdings will allow you to take advantage of the potential risk/reward tradeoff each offers. You might consider, for example, these sectors of the bond market, each currently offering compelling reasons to invest.

                                                                       Continued

You may be less diversified than you think

                 Initial Allocation (9/30/95)   Resulting Allocation (9/30/00)
   Stocks             $65,000     65%                 $173,445        78%
   Bonds              $35,000     35%                 $47,875         22%

Source: Wiesenberger. Returns are based on total return performance from 9/30/95--9/30/00. Stocks represented by the S&P 500 Index, an unmanaged index of common stocks. Bonds are represented by the Lehman Aggregate Bond Index, an unmanaged index of bonds. It is not possible to invest directly in an unmanaged index, and results are not indicative of any PIMCO Fund.

[_] Mortgage-backed securities Bill Gross, PIMCO's renowned bond guru, has been touting the virtues of mortgage-backed securities (MBS) for a good part of this year. Government National Mortgage Association (GNMA) securities--or Ginnie Maes--are a particularly attractive member of this asset group as they're backed by the full faith and credit of the U.S. government. And other MBSs, though not guaranteed by the Treasury, nevertheless offer AAA credit ratings.

"Long live the Queen--Ginnie Mae. You'll not find a better investment in the bond market today."

--Bill Gross, May 2000

Historically, MBSs have offered higher yields than Treasuries or investment grade corporate bonds of comparable maturity, with little additional risk. And currently they're yielding over 7%, while Treasuries and investment-grade corporate bonds are yielding between 5% and 6%.

[_] Municipal bonds For tax-sensitive investors, the municipal (muni) bond market is currently providing attractive opportunities. Munis, which are exempt from Federal taxes and from state and local taxes for residents within the issuing state, are currently offering impressive after-tax yields relative to Treasuries.

What's more, the average municipal bond fund has topped the average taxable bond fund so far this year. According to leading fund analyst Lipper, Inc., muni funds have returned 5.99% year-to-date, while taxable bond funds have returned 3.79%--and that's not even taking the tax consequences into consideration.

Additionally, credit quality conditions in the municipal sector have rarely been more favorable. In fact, Barron's (Oct. 23, 2000) recently reported that "there were 4.1 upgrades for every downgrade among municipals in the third quarter. Among investment grade securities, there were 1.03 upgrades for every downgrade."

[_] Inflation-protected bonds After years of relatively steady prices, many investors have forgotten how harmful inflation can be. In fact, it's one of the most serious threats investors face. And despite the Federal Reserve's recent series of interest rate hikes, the inflation rate--as measured by the Consumer Price Index--has still risen 3.5% for the year ended September 30, 2000.

Only one investment vehicle eliminates the risk of inflation entirely-- inflation-protected bonds. The principal value of inflation-protected bonds changes in step with the rate of inflation, and as the principal increases, so does the amount of interest paid. Treasury Inflation-Protected Securities (TIPS) are one of the most attractive members of this asset class, combining inflation protection with the guarantee of the U.S. government.

Investing in these securities now, while inflation remains at relatively low levels, allows investors to take maximum advantage of the adjustments to principal that will occur when inflation eventually rises.

PIMCO Funds offers funds specializing in these three bond classes. To find out about them, call 1-800-426-0107 or visit the PIMCO Funds Web site at www.pimcofunds.com.

Past performance is no guarantee of future results. The opinions expressed in this article are opinions only and are not indicative of the past or future performance of any PIMCO Fund. It is not possible to invest directly in any unmanaged index. Mortgage-backed securities may be sensitive to changes in prevailing interest rates, when they rise the value generally declines. GNMA's government guarantee is to the timely repayment of principal and interest of a mutual fund's portfolio securities and not to the shares of the mutual fund, which will fluctuate in value. There is no assurance that the private guarantors or insurers will meet their obligations. Government bonds and Treasury bills are guaranteed by the U.S. government and, if held to maturity, offer a fixed rate of return and fixed principal value. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. Income from municipal bond funds is subject to state and local taxes & may at times be subject to the alternative minimum tax. It's important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. The Consumer Price Index is an unmanaged index representing the rate of inflation of the US consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. Treasury Inflation Protected Securities (TIPS) are guaranteed by the US government, however the shares of the Fund are not.

PIMCO Funds Update

What's News

PIMCO Total Return Mortgage Fund

By virtue of their high credit quality and attractive yield potential, mortgage-backed securities (MBSs) have become an increasingly important component of the bond market. In fact, Bill Gross, PIMCO's renowned bond chief, considers MBSs--and more specifically, Ginnie Maes--to be the best investment in the bond market today.

Launched on August 1, 2000, PIMCO Total Return Mortgage Fund lets you take advantage of this unique opportunity. Here are some of the Fund's highlights:

[_] Invests in MBSs, which have historically outperformed Treasuries and investment-grade corporates with comparable durations.

[_] Offers high average credit quality and an intermediate duration, making the Fund an attractive core bond holding.

[_] Managed by Scott Simon, a leading mortgage expert with over 17 years of investment experience.

[_] Backed by PIMCO, the country's largest MBS manager, with nearly $90 billion in assets under management in this sector.

[_] Employs PIMCO's signature total return philosophy and process.

PIMCO California Municipal Bond Fund

"There are compelling opportunities in today's muni market," according to PIMCO's municipal manager, Mark McCray. Currently, McCray finds that municipal yields are very attractive compared to the after-tax yields of comparable Treasuries and corporates. This is especially true in the large California market, which has outperformed the national muni market so far this year.

PIMCO California Municipal Bond Fund, launched on August 1, 2000, offers a portfolio of federal and California tax-exempt bonds with a 3- to 12-year duration. These are some of the Fund's key features:

[_] Provides monthly income free from federal and California taxes.

[_] High credit quality--most issues ranging from A to AAA.

[_] Diversified across a wide range of California industry sectors.

[_] Managed by Mark McCray, an expert with an extensive background in municipal securities.

[_] Backed by PIMCO's state-of the-art analytical tools and bond management resources.

PIMCO Bond Funds--Head and Shoulders Above the Crowd

Here's a compelling statistic: all but one of PIMCO's bond funds outperformed their Lipper peer group averages over the 1-year period ended 9/30/00 (see chart below). And the one that didn't--PIMCO Emerging Markets Bond Fund--still returned an impressive 23.81%. What does this mean for investors? By entrusting their assets to PIMCO, investors can participate in a wide range of fixed-income strategies within one fund family--and expect the same high-quality investment management across the board.

PIMCO Bond Funds 1-Year Returns for the Period Ended 9/30/00

   PIMCO Fund                            1-Year (%)  Lipper Avg. (%)  Difference
   Foreign Bond                             7.13          -3.90        +11.03%
   Convertible                             38.39          30.87         +7.52%
   Global Bond II                           6.53           0.58         +5.95%
   Real Return Bond                         9.59           5.68         +3.91%
   Long-Term U.S. Government                8.93           6.12         +2.81%
   High Yield                               2.77          -0.02         +2.79%
   Total Return Mortgage                    8.01           6.47         +1.54%
   California Interm. Municipal Bond        6.81           5.78         +1.03%
   New York Municipal Bond                  6.18           5.22         +0.96%
   Total Return                             6.62           5.75         +0.87%
   Municipal Bond                           5.41           4.74         +0.67%
   Low Duration                             6.05           5.73         +0.32%
   Short-Term                               6.12           6.02         +0.10%
   Emerging Markets Bond                   23.81          23.97         -0.16%

Past performance is no guarantee of future results. Fund returns represent the performance of Class A shares at NAV. Please refer to the appropriate pages for standardized returns and complete risk disclosures for all of the above Funds. Treasury securities are guaranteed by the U.S. government. Lipper averages are calculated by Lipper, Inc., a nationally recognized mutual fund performance evaluation firm. They are performance averages of the funds Lipper tracks, with the investment objective noted. Lipper rankings are based on total returns, not adjusted for sales charges.

Manager Commentary

Economic Outlook

Bill Gross is regarded by many as America's most influential authority on the bond market. He pioneered the "total return" approach to bond investing, and is the portfolio manager of PIMCO Total Return Fund--the country's largest bond fund. Paul McCulley is an economist and monetary policy specialist with 17 years of investment experience. He is responsible for all short-term bond portfolios at PIMCO--including PIMCO Short-Term Fund. We recently had the pleasure of speaking with them both about their latest outlook for the economy and the bond market.

Q: What happened in the bond market in the third quarter?

BG: Intermediate maturity Treasuries rallied as the yields on 2-, 5- and 10-year notes fell significantly. With the yield on 30-year Treasuries remaining flat, the portion of the Treasury yield curve between 10 and 30 years reverted to a positive slope for the first time since mid-January. The reversion of the long end of the curve came amid shifting market sentiment about the economy, Fed policy and the budget surplus in Washington. Mortgages outperformed Treasuries, benefiting from low market volatility and attractive yield premiums. Investment-grade debt also did well as investors were drawn to their higher yields. However, the high yield sector lagged Treasuries amid continued concern about credit weakness in the sector.

Q: What's your outlook for the economy?

PM: Looking ahead, global economic growth will moderate in response to recent monetary policy tightening in the U.S., Europe and Japan and the highest oil prices in a decade. Inflation is likely to creep higher as increased energy prices seep through economies around the world. In fact, there are now indications that the economy here at home has started to slow.
Manufacturing activity is slowing. According to the Purchasing Managers Index, the sector actually contracted in August and September. And corporate earnings warnings suggest the problem is not confined to just manufacturing. In addition, consumer spending is cooling, after posting robust gains at the start of the year.

Q: What does that mean for the Fed?

PM: Well, the Fed will likely stand pat, certainly through the election, and maybe until next year. While Chairman Greenspan must be happy that the economy is slowing, he remains concerned about two important issues: the impact of continued labor market tightness on inflation through higher wage pressures and concern that higher oil prices will seep into the economy in the form of secondary and tertiary price increases. So while historically the Fed has loosened monetary policy when the manufacturing economy has contracted, this time they may delay easing until inflationary pressures diminish. In short, the tightening cycle is over, but the Fed hasn't indicated that easier monetary policy lies ahead.

Q: So, will high oil prices be a major issue for the Fed?

PM: Well, over the short run it is a consideration because supply and demand tend to be less elastic. However, the current level of oil prices is not sustainable over the long term. In our opinion, higher oil prices will dampen demand over the long term by slowing worldwide growth. High prices will also encourage more drilling, expansion of refining capacity and rebuilding of inventories from their current low levels. The Fed knows this and that's why they are willing to put up with higher oil prices now, all other things being equal.

Q: Will the outcome of the presidential election impact the bond market?

BG: A concern I have is if one party dominates the election by taking both the White House and Congress, it will be able to enact its promised tax cut. That would stimulate the consumer and re-ignite the economy, potentially bringing the

Historically, the Fed has eased when the Purchasing Managers Index drops below
50.

                                    [GRAPH]

      DATE     Purchasing Managers (%)          Fed Funds Rate (%)

     Jan-82           38.2                            13.2
     Feb-82           38.3                            14.8
     Mar-82           36.8                            14.7
     Apr-82           37.8                            14.9
     May-82           35.5                            14.5
     Jun-82           38.3                            14.2
     Jul-82           38.4                            12.6
     Aug-82           38.3                            10.1
     Sep-82           38.8                            10.3
     Oct-82           39.4                             9.7
     Nov-82           39.2                             9.2
     Dec-82           42.8                             9.0
     Jan-83           46.0                             8.7
     Feb-83           54.4                             8.5
     Mar-83           53.9                             8.8
     Apr-83           54.2                             8.8
     May-83           56.1                             8.6
     Jun-83           57.5                             9.0
     Jul-83           63.6                             9.4
     Aug-83           63.1                             9.6
     Sep-83           62.5                             9.5
     Oct-83           64.4                             9.5
     Nov-83           66.0                             9.3
     Dec-83           69.9                             9.5
     Jan-84           60.5                             9.6
     Feb-84           61.3                             9.6
     Mar-84           58.9                             9.9
     Apr-84           61.0                            10.3
     May-84           58.6                            10.3
     Jun-84           58.1                            11.1
     Jul-84           56.1                            11.2
     Aug-84           53.0                            11.6
     Sep-84           50.0                            11.3
     Oct-84           50.8                            10.0
     Nov-84           50.3                             9.4
     Dec-84           50.6                             8.4
     Jan-85           50.3                             8.4
     Feb-85           49.9                             8.5
     Mar-85           47.8                             8.6
     Apr-85           48.2                             8.3
     May-85           47.1                             8.0
     Jun-85           47.8                             7.5
     Jul-85           47.9                             7.9
     Aug-85           47.7                             7.9
     Sep-85           49.9                             7.9
     Oct-85           50.9                             8.0
     Nov-85           52.0                             8.1
     Dec-85           50.7                             8.3
     Jan-86           51.2                             8.1
     Feb-86           51.0                             7.9
     Mar-86           51.0                             7.5
     Apr-86           49.7                             7.0
     May-86           53.4                             6.9
     Jun-86           50.5                             6.9
     Jul-86           48.0                             6.6
     Aug-86           52.6                             6.2
     Sep-86           52.4                             5.9
     Oct-86           51.2                             5.9
     Nov-86           51.2                             6.0
     Dec-86           50.5                             6.9
     Jan-87           54.9                             6.4
     Feb-87           52.6                             6.1
     Mar-87           55.0                             6.1
     Apr-87           55.5                             6.4
     May-87           57.2                             6.9
     Jun-87           57.4                             6.7
     Jul-87           57.5                             6.6
     Aug-87           59.3                             6.7
     Sep-87           60.0                             7.2
     Oct-87           60.7                             7.3
     Nov-87           58.8                             6.7
     Dec-87           61.0                             6.8
     Jan-88           57.5                             6.8
     Feb-88           56.2                             6.6
     Mar-88           54.6                             6.6
     Apr-88           55.8                             6.9
     May-88           55.5                             7.1
     Jun-88           59.3                             7.5
     Jul-88           58.2                             7.8
     Aug-88           56.0                             8.0
     Sep-88           54.5                             8.2
     Oct-88           55.4                             8.3
     Nov-88           55.6                             8.4
     Dec-88           56.0                             8.8
     Jan-89           54.7                             9.1
     Feb-89           54.1                             9.4
     Mar-89           51.5                             9.9
     Apr-89           52.2                             9.8
     May-89           49.3                             9.8
     Jun-89           47.3                             9.5
     Jul-89           45.9                             9.2
     Aug-89           45.1                             9.0
     Sep-89           46.0                             9.0
     Oct-89           46.8                             8.8
     Nov-89           46.8                             8.6
     Dec-89           47.4                             8.5
     Jan-90           47.2                             8.2
     Feb-90           49.1                             8.2
     Mar-90           49.9                             8.3
     Apr-90           50.0                             8.3
     May-90           49.5                             8.2
     Jun-90           49.2                             8.3
     Jul-90           46.6                             8.2
     Aug-90           46.1                             8.1
     Sep-90           44.5                             8.2
     Oct-90           43.2                             8.1
     Nov-90           41.3                             7.8
     Dec-90           40.8                             7.3
     Jan-91           39.2                             6.9
     Feb-91           39.4                             6.3
     Mar-91           40.7                             6.1
     Apr-91           42.8                             5.9
     May-91           44.5                             5.8
     Jun-91           50.3                             5.9
     Jul-91           50.6                             5.8
     Aug-91           52.9                             5.7
     Sep-91           54.9                             5.5
     Oct-91           53.1                             5.2
     Nov-91           49.5                             4.8
     Dec-91           46.8                             4.4
     Jan-92           47.3                             4.0
     Feb-92           52.7                             4.1
     Mar-92           54.6                             4.0
     Apr-92           52.6                             3.7
     May-92           55.7                             3.8
     Jun-92           53.6                             3.8
     Jul-92           53.9                             3.3
     Aug-92           53.4                             3.3
     Sep-92           49.7                             3.2
     Oct-92           50.3                             3.1
     Nov-92           53.6                             3.1
     Dec-92           54.2                             2.9
     Jan-93           55.8                             3.0
     Feb-93           55.2                             3.0
     Mar-93           53.5                             3.1
     Apr-93           50.2                             3.0
     May-93           51.2                             3.0
     Jun-93           49.6                             3.0
     Jul-93           50.2                             3.1
     Aug-93           50.7                             3.0
     Sep-93           50.8                             3.1
     Oct-93           53.4                             3.0
     Nov-93           53.8                             3.0
     Dec-93           55.6                             3.0
     Jan-94           56.0                             3.1
     Feb-94           56.5                             3.3
     Mar-94           56.9                             3.3
     Apr-94           57.4                             3.6
     May-94           58.2                             4.0
     Jun-94           58.8                             4.3
     Jul-94           58.5                             4.3
     Aug-94           58.0                             4.5
     Sep-94           59.0                             4.7
     Oct-94           59.4                             4.8
     Nov-94           59.2                             5.3
     Dec-94           56.1                             5.5
     Jan-95           57.4                             5.5
     Feb-95           55.1                             5.9
     Mar-95           52.1                             6.0
     Apr-95           51.5                             6.1
     May-95           46.7                             6.0
     Jun-95           45.9                             6.0
     Jul-95           50.7                             5.9
     Aug-95           47.1                             5.7
     Sep-95           48.1                             5.8
     Oct-95           46.7                             5.8
     Nov-95           45.9                             5.8
     Dec-95           46.2                             5.6
     Jan-96           45.5                             5.6
     Feb-96           45.9                             5.2
     Mar-96           46.9                             5.3
     Apr-96           49.3                             5.2
     May-96           49.1                             5.2
     Jun-96           53.6                             5.3
     Jul-96           49.7                             5.4
     Aug-96           51.6                             5.2
     Sep-96           51.1                             5.3
     Oct-96           50.5                             5.2
     Nov-96           53.0                             5.3
     Dec-96           55.2                             5.3
     Jan-97           53.6                             5.3
     Feb-97           53.3                             5.2
     Mar-97           54.1                             5.4
     Apr-97           53.7                             5.5
     May-97           56.0                             5.5
     Jun-97           55.2                             5.6
     Jul-97           57.8                             5.5
     Aug-97           56.1                             5.5
     Sep-97           54.0                             5.5
     Oct-97           56.4                             5.5
     Nov-97           55.4                             5.5
     Dec-97           54.3                             5.5
     Jan-98           53.4                             5.5
     Feb-98           53.2                             5.5
     Mar-98           53.4                             5.5
     Apr-98           52.3                             5.5
     May-98           50.9                             5.5
     Jun-98           49.2                             5.6
     Jul-98           49.4                             5.5
     Aug-98           49.1                             5.6
     Sep-98           48.8                             5.5
     Oct-98           48.6                             5.1
     Nov-98           47.7                             4.8
     Dec-98           46.3                             4.7
     Jan-99           49.9                             4.6
     Feb-99           52.1                             4.8
     Mar-99           53.3                             4.8
     Apr-99           52.7                             4.7
     May-99           54.4                             4.7
     Jun-99           56.3                             4.8
     Jul-99           53.6                             5.0
     Aug-99           54.4                             5.1
     Sep-99           57.3                             5.2
     Oct-99           56.9                             5.2
     Nov-99           57.1                             5.4
     Dec-99           56.8                             5.3
     Jan-00           56.3                             5.5
     Feb-00           56.9                             5.7
     Mar-00           55.8                             5.9
     Apr-00           54.9                             6.0
     May-00           53.2                             6.3
     Jun-00           51.8                             6.5
     Jul-00           51.8                             6.6
     Aug-00           49.5                             6.5

Source: Nat'l Assoc. of Purchasing Mgmt.; Federal Reserve.

Fed back into the picture. Furthermore, the spending initiatives of either a Bush or Gore administration would most likely turn forecasted budget surpluses into deficits. That would force the Treasury to issue new debt, and remove what has been a major stimulus for the Treasury market this year. I think the bond market would be happiest if the election resulted in continued stalemate in Washington with one party in control of the White House and another in control of Congress.

Q: Then is stagflation still an issue?

BG: Yes, over the short term. While the economy is clearly cooling, inflation should creep higher due to the factors Paul mentioned before. Historically, normal economic cycles often end with a small dose of stagflation, because inflation in general is a lagging condition. However, the tech slowdown that is currently unfolding needs to be watched. If it negatively impacts productivity growth, then the stagflation story could become a bigger issue.

Q: What will drive performance in the coming months?

PM: Sector and quality will have more impact on portfolio performance than interest rate strategies in the current environment of slower growth, earnings pressure and creeping inflation. High levels of corporate debt and erosion of credit quality amid slower global growth signal caution toward longer-maturity corporate and emerging market bonds. Emphasis on top-quality credits with shorter maturities is one way to avoid mistakes, though this strategy may sacrifice yield. Mortgages are another alternative. Still, mortgages are not risk-free because they will be vulnerable to adverse price performance if interest rate volatility picks up.


U.S. Corporate Sector Borrowing
Corporations are assuming more and more debt.

The line graph inserted at the bottom of page 4 in the section "Economic Outlook" is entitled "U.S. Corporate Sector Borrowing" and illustrates the fact that corporations are assuming more and more debt. The graph shows one line representing the U.S.$ amount from flow of funds and a second line representing the %YoY of non-financial credit growth (RHS), both over the ten-year period from 1990 through 2000.

Q: Then are mortgage-backed securities still the favored sector?

BG: They are for two reasons. First, their yields remain attractive relative to other areas of the bond market with little additional credit risk. Mortgages are still yielding north of 7%, while Treasuries and investment-grade corporate bonds are earning between 5% and 6%. Second, given our outlook for a relatively stable interest rate environment over the next year, the yield premium paid for prepayment risk is very attractive right now.

Q: Finally, Bill, you've spoken frequently about the decline of the corporate sector. Could you elaborate?

BG: First, cyclically, with the economy slowing and default rates in the corporate credit market high and rising, higher yielding, lower quality issues will continue to face tough times. Even many investment-grade issues suffer in this environment. Second, secularly, corporate bond investing in a New Age economy is a dangerous proposition. That's because today's economic growth is based on the premise that "creative destruction" is a good thing. Joseph Schumpeter first introduced the idea that the greatest good is ultimately accomplished by allowing innovation to flourish even as it damages some. The U.S. dominates the world economy today because it embraces change and allows the new to overtake the old. New Age companies embody the creative part of the concept and tend to raise capital in the equity markets. That leaves destruction for certain Old Age companies, which leverage their balance sheet by issuing debt only to use the proceeds to buy back stock in order to keep their stock price competitive--a vicious cycle of self-liquidation. The outcome is not good for debt holders. That's why we are cautious about the corporate market.

     For more on our economic outlook on a monthly basis, read Bill Gross's Investment Outlook and Paul McCulley's Fed Focus online at www.pimcofunds.com.

Past performance is no guarantee of future results. The views of Mr. Gross and Mr. McCulley are not indicative of the past or future performance of any PIMCO Fund.

Web Update

Looking for the Best in Online Bond Information?

Bookmark the PIMCO Funds Bond Center at www.pimcofunds.com/bondcenter

                                   [GRAPHIC]

Visit the PIMCO Funds Bond Center at www.pimcofunds/bondcenter.com for comprehensive, reliable, up-to-date information on bonds and bond mutual funds.

Now you can get even more detailed, easy-to-access information about PIMCO's bond funds when you visit the online PIMCO Funds Bond Center. And of course, the Center continues to deliver the best research and news about bonds and bond investing. Rely on the Bond Center to bring you the latest information from our world-class team of investment professionals led by PIMCO founder Bill Gross.

Resources to Keep You In-the-Know

The Bond Center contains a wealth of resources to keep you up-to-date on the economy, the bond markets and related investment opportunities. Regular features include:

[_] Investment Outlook--Bill Gross's monthly newsletter on economic and interest rate trends.

[_] Manager Commentary--Read insight from PIMCO bond managers on the economy and its impact on their funds.

[_] Sector Strategy White Papers--PIMCO Fund managers provide in-depth examinations of fund sectors and discuss strategy.

[_] Economic Data Analysis--Timely analysis of recent economic trends and data from PIMCO's point of view.

[_] Media Highlights--Stay abreast of PIMCO Fund manager appearances and coverage of our Funds.

Enhanced Fund Information

Getting the facts you need about any PIMCO bond fund is faster and easier than ever. Now, everything relating to a Fund is conveniently organized in one place:

[_] Performance--Class-specific, in-depth performance data, including daily price and performance, month-end numbers and average annual returns.

[_] Fund Overviews--Highlighting the unique advantages each Fund offers.

[_] Statistics at a Glance--Including objective, primary portfolio and assets under management.

[_] Ratings/Rankings--Current Morningstar ratings and Lipper rankings.

[_] Portfolio Analysis--Breakdown of Fund holdings plus quality and maturity analyses, updated monthly.

[_] Manager Commentary--Managers' investment insight and market analysis.

[_] Investment Process--Step-by-step explanations of each manager's investment strategy.

[_] Literature--Categorized by Fund, to download or order by mail.

The PIMCO Funds Family

                      Fund Name               Objective                           Primary Portfolio Composition
================================================================================================================================
Growth                Growth                  Long-term growth of capital         Stocks of larger-capitalized companies
Stock Funds
                      Select Growth           Long-term growth of capital         Stocks of larger-capitalized companies

                      Target                  Capital appreciation                Stocks of medium-capitalized companies
--------------------------------------------------------------------------------------------------------------------------------
Blend                 Capital Appreciation    Growth of capital                   Stocks of larger-capitalized companies the
Stock Funds                                                                       manager believes are reasonably valued

                      Mid-Cap                 Growth of capital                   Stocks of medium-capitalized companies the
                                                                                  manager believes are reasonably valued

                      Equity Income           Current income and long-term growth Stocks of larger-capitalized companies with above-average dividends

                      Growth & Income         Capital appreciation                Stocks of larger-capitalized companies with
                                                                                  above-average dividends
--------------------------------------------------------------------------------------------------------------------------------
Value                 Value                   Long-term growth of capital and     Stocks of larger-capitalized companies with
Stock Funds                                   income                              below-average P/Es

                      Renaissance             Long-term growth of capital and     Stocks with below-average
                                              income                              valuations
--------------------------------------------------------------------------------------------------------------------------------
Enhanced Index        Tax-Efficient Equity    Maximum after-tax growth of capital Stocks of larger-capitalized companies
Stock Funds
                      StocksPLUS              Total return exceeding the S&P 500  S&P 500 stock index futures backed by a
                                              Index                               portfolio of short-term, fixed-income
                                                                                  securities
--------------------------------------------------------------------------------------------------------------------------------
Sector Related        Innovation              Capital appreciation                Stocks of technology-related companies
Stock Funds
                      Global Innovation       Capital appreciation                Stocks of U.S. and non-U.S. technology
                                                                                  related companies
--------------------------------------------------------------------------------------------------------------------------------
Short Duration        Short-Term              Maximum current income consistent   Money market securities and short-term bonds
Bond Funds                                    with preservation of capital and    (up to 1 year duration)
                                              daily liquidity

                      Low Duration            Maximum total return                Short maturity fixed income securities
                                                                                  (1-3 year duration)
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Duration Total Return            Maximum total return                Intermediate maturity fixed income securities
Bond Funds                                                                        (3-6 year duration)

                      Total Return Mortgage   Maximum total return                Intermediate maturity mortgage-related fixed
                                                                                  income securities (2-6 year duration)
--------------------------------------------------------------------------------------------------------------------------------
International         Foreign Bond            Maximum total return                Intermediate maturity hedged non-U.S. fixed
Bond Funds                                                                        income securities (3-7 year duration)

                      Emerging Markets Bond   Maximum total return                Emerging market fixed income securities
                                                                                  (0-8 year duration)
--------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund  High Yield              Maximum total return                Higher yielding fixed income securities
                                                                                  (2-6 year duration)
--------------------------------------------------------------------------------------------------------------------------------
Inflation-Indexed     Real Return Bond        Maximum real return                 Inflation-indexed fixed income securities
Bond Fund
--------------------------------------------------------------------------------------------------------------------------------
Convertible           Convertible             Maximum total return                Convertible securities
Bond Fund
--------------------------------------------------------------------------------------------------------------------------------
Tax Exempt            Municipal Bond          High current income exempt from     Intermediate to long-term maturity municipal
Bond Funds                                    federal taxes, preservation of      securities, exempt from federal income tax
                                              capital                             (3-10 year duration)

                      California              High current income exempt from     Intermediate to long-term maturity municipal
                      Municipal Bond          federal and California income       securities (3-12 year duration)
                                              tax

                      California Intermediate High current income exempt from     Intermediate maturity municipal securities
                      Municipal Bond          federal and California income tax   (3-7 year duration)

                      New York                High current income exempt from     Intermediate to long-term maturity municipal
                      Municipal Bond          federal and New York income tax     securities (3-12 year duration)

                      Short Duration          High current income exempt from     Short to Intermediate-term maturity municipal
                      Municipal Income        federal income tax                  securities (0-2 year duration)
--------------------------------------------------------------------------------------------------------------------------------
Stock and Bond Funds  Strategic Balanced      Maximum total return                Intermediate maturity fixed-income securities
                                                                                  and S&P 500 stock index derivatives (0-6
                                                                                  years duration)

Pacific Investment Management Series

PIMCO Funds Semi-Annual Report


Dear Shareholder:

What a difference a year makes. This time last year the stock market was hurtling toward one of its strongest showings ever, with many stock funds reporting double- and even triple-digit returns. At the end of the third quarter of 2000, however, most of the major stock indexes were down and the average U.S. equity fund, according to Morningstar, was returning just 3.48%.

The bond market, on the other hand, has had a good year so far--a contrast to the turbulence of 1999. All bond classes, with the exception of high yield, experienced a bounce in the third quarter, strengthened by the perception that the economy has slowed and that the Fed may have finished raising interest rates for now. Year-to-date, the Lehman Aggregate Bond Index, a broad measure of bond market performance, is up 7.12% and the average bond fund is up 4.90%, again according to Morningstar. In short, the average bond fund is outperforming the average stock fund, and doing it with a lot less volatility.

All of this just serves to illustrate that last year's laggards may be this year's winners. And that it's more important than ever to remember a few time-honored principles...Maintain a diversified investment portfolio. Have a healthy respect for risk. Keep your focus on the long term. Or as Bill Gross--PIMCO's oft-quoted bond chief--has said "Set your sights on a horizon and sail until you get there."

Those who can stick with these precepts will be able to ride out market volatility and ultimately reach their investment goals. And at PIMCO, we're committed to providing investors with the kind of high quality investment vehicles that can help them get there.

How have PIMCO's bond funds fared? Well, I'm pleased to say that they've all reported strong relative performance. In fact, all of our bond funds but one have outperformed their Lipper Averages over the last year. And the one that didn't--PIMCO Emerging Markets Bond Fund--still returned an impressive 23.82%, just slightly behind its average.

I encourage you to review the fund information and commentary on the following pages carefully. And once again, I'd like to thank you for the trust you've placed in us. If you have any questions regarding your investment, call us at 1-800-426-0107. Or visit our Web site at www.pimcofunds.com.

Sincerely,

/s/ Brent R. Harris

Brent R. Harris
Chairman of the Board
October 31, 2000

PIMCO Funds Financial Information

We are pleased to present an in-depth review of PIMCO Funds Pacific Investment Management Series as of September 30, 2000. In order to help analyze, compare and contrast the Funds, the report is broken down into a number of sections. Listed below is a table of contents and descriptions of the various sections.

Pages 10-26 Fund Summaries

A summary of a Fund's performance record and portfolio composition, and a review from the Fund's investment manager.

Pages 27-105 Schedule of Investments

The Schedule of Investments includes a listing of securities in the Fund's portfolio as of September 30, 2000, including the number of shares or principal amount and value as of that date.

                                                                    Schedule of
Fund Name                                       Fund Summary        Investments
California Inter. Muni. Bond Fund               Page 10             Page 27
California Municipal Bond Fund                  Page 11             Page 30
Convertible Fund                                Page 12             Page 31
Emerging Markets Bond Fund                      Page 13             Page 33
Foreign Bond Fund                               Page 14             Page 35
High Yield Fund                                 Page 15             Page 41
Low Duration Fund                               Page 16             Page 47
Municipal Bond Fund                             Page 17             Page 55
New York Municipal Bond Fund                    Page 18             Page 58
Real Return Bond Fund                           Page 19             Page 59
Short Duration Municipal Income Fund            Page 20             Page 63
Short-Term Fund                                 Page 21             Page 65
StocksPLUS Fund                                 Page 22             Page 69
Strategic Balanced Fund                         Page 23             Page 74
Total Return Fund                               Page 24             Page 75
Total Return Mortgage Fund                      Page 25             Page 104

Pages 106-107 Financial Highlights

This chart shows a per share breakdown of the factors that affect a Fund's NAV for the current and past reporting periods. In addition to showing total returns, the chart reports distributions, asset sizes, expense ratios and portfolio turnover rates.

Pages 108-109 Statements of Assets and Liabilities

A "balance sheet" of a Fund as of the last day of the fiscal period. It includes the Fund's class-level NAVs per share by dividing the Fund's class-level net assets (assets minus liabilities) by the number of class-level shares outstanding.

Pages 110-111 Statements of Operations

This statement lists a Fund's income, expenses, and gains and losses on securities and currency transactions, and appreciation or depreciation from portfolio holdings.

Pages 112-115 Statements of Changes in Net Assets

This reports the increase or decrease in a Fund's net assets during the reporting period. Changes in net assets are due to a variety of factors, including investment operations, dividends, distributions and capital share transactions.

Page 116 Statements of Cash Flows

For certain Funds that employ leveraging in the investment strategy, this reports the increase or decrease in a Fund's cash balance during the reporting period. Changes in cash balances are due to a variety of factors, including investment operations, dividends, distributions and capital share transactions.

Pages 117-124 Notes to Financial Statements

A description of the significant accounting policies of the Funds, and more detailed information about the schedules and tables that appear in the report.

PIMCO CA Intermediate Municipal Bond Fund

September 30, 2000


OBJECTIVE:
Seek high current income exempt from federal and California income tax.


PORTFOLIO:
Intermediate maturity municipal securities.


DURATION RANGE:
3-7 years


FUND INCEPTION DATE:
8/31/99


TOTAL NET ASSETS:
$100.5 million


PORTFOLIO MANAGER:
Mark McCray


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------
   Average Annual Total Return   For periods ended 9/30/00

                   D Shares      Lipper         Lehman Bros.
                                 California     Lehman Bros.
                                 Intermediate   Interm. CA
                                 Muni.          Insured
                                 Debt Fund      Bond Index
                                 Avg.
--------------------------------------------------------------------------------
   1 year            6.80%        5.78%           7.82%
   Inception         6.93%         --              --

                                    [GRAPH]

                                  PIMCO                Lehman Brothers
                             CA Intermediate       Intermediate California
                              Municipal Bond          Insured Bond Index
                                    D

     08/31/1999                    10,000                    10,000
     09/30/1999                    10,067                    10,064
     10/31/1999                     9,989                     9,998
     11/30/1999                    10,071                    10,080
     12/31/1999                    10,024                     9,987
     01/31/2000                    10,052                    10,044
     02/29/2000                    10,114                    10,099
     03/31/2000                    10,292                    10,247
     04/30/2000                    10,265                    10,170
     05/31/2000                    10,311                    10,197
     06/30/2000                    10,503                    10,426
     07/31/2000                    10,638                    10,569
     08/31/2000                    10,789                    10,734
     09/30/2000                    10,754                    10,673

Change in Value
$10,000 invested at the Fund's inception

*Past performance is no guarantee of future results. Returns represent the blended performance of the Fund's Class D shares and the prior performance of the Fund's Instl shares. Class D shares were first offered in 1/31/00. Income from the Fund may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax. See page 26 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                               21%
--------------------------------------------------------------------------------
1-5 years                                                                    26%
--------------------------------------------------------------------------------
5-10 years                                                                   28%
--------------------------------------------------------------------------------
10-20 years                                                                  16%
--------------------------------------------------------------------------------
20-30 years                                                                   9%
--------------------------------------------------------------------------------
Duration:                                                              5.6 years
--------------------------------------------------------------------------------

Regional Breakdown
--------------------------------------------------------------------------------
California                                                                 83.2%
--------------------------------------------------------------------------------
Puerto Rico                                                                12.1%
--------------------------------------------------------------------------------
Virgin Islands                                                              4.5%
--------------------------------------------------------------------------------
Other                                                                       0.2%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                        46.3%
--------------------------------------------------------------------------------
AA                                                                         31.3%
--------------------------------------------------------------------------------
A                                                                          10.8%
--------------------------------------------------------------------------------
BBB                                                                         8.0%
--------------------------------------------------------------------------------
BB                                                                          3.6%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class D shares returned 4.47%, outperforming the Lipper Average, which returned 3.89%. Over the same time period, the Fund slightly outperformed its benchmark, the Lehman Intermediate California Insured Bond Index, which returned 4.15%. Looking longer term, the Fund outperformed both the Lipper Average and the benchmark over the one-year and since inception periods ended September 30, 2000.

     The Federal Reserve lifted short-term interest rates by 50 basis points at their May meeting, bringing its total tightening tally for this cycle to six, as concern remained that inflationary pressures were building. Supporting the concern, oil prices surged to their highest level in a decade. But the cumulative impact of 175 basis points of tightening began to slow the economy, as signs emerged that consumer and investment spending was slowing and that the housing sector was cooling.

     California municipal bond yields fell along with those in other higher quality bond markets due to a state credit rating upgrade, strong retail demand and reduced new issuance. In fact, the California municipal market was the second best performing individual state market during the third quarter and year-to-date.

     The Fund's overweight position in longer maturity issues was positive for performance as this area of the yield curve experienced the biggest drop during the quarter. Superior issue selection within the general obligation and pre-refunded sectors improved relative returns as well. Finally, overweighting deep discount bonds also enhanced performance, because falling interest rates reduced their potential tax exposure and boosted investor demand. However, our conservative below-benchmark duration exposure during the third quarter held back relative performance as California municipal yields dropped across the maturity spectrum.

     Looking ahead, we expect growth will continue to moderate worldwide. We also expect inflation to creep higher in the face of continued wage pressures and escalating energy costs. More Fed tightening is unlikely now that U.S. growth is slowing, but the central bank will also refrain from easing to avoid igniting inflation. A focus on quality will continue to be critical for superior performance as credit deterioration continues.

     As a result, we anticipate continuing our high quality focus, targeting an average credit quality of AA and limiting below-investment-grade exposure due to narrow credit premiums. We expect to maintain an overweight position in longer maturities, which offer compelling value as they are overlooked by many retail investors. Duration may be moved closer to the benchmark as we expect municipal yields to remain relatively stable in the near term.

PIMCO CA Municipal Bond Fund

September 30, 2000


OBJECTIVE:
Seek high current income exempt from federal and California income tax.


PORTFOLIO:
Investment grade municipal bonds.


DURATION RANGE:
3-7 years


FUND INCEPTION DATE:
5/16/00


TOTAL NET ASSETS:
$9.1 million


PORTFOLIO MANAGER:
Mark McCray


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return  For periods ended 9/30/00

                    D Shares     Lipper             Lehman Bros.
                                 General Muni.      General Muni.
                                 Debt Fund Avg.     Bond Index
--------------------------------------------------------------------------------
   Inception         15.69%           --            --

*Past performance is no guarantee of future results. Returns represent the blended performance of the Fund's Class D shares and the prior performance of the Fund's institutional class shares. Class D shares were first offered in 7/31/00. Income from the Fund may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax. See page 26 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                                3%
--------------------------------------------------------------------------------
1-5 years                                                                    37%
--------------------------------------------------------------------------------
5-10 years                                                                   17%
--------------------------------------------------------------------------------
10-20 years                                                                  30%
--------------------------------------------------------------------------------
20-30 years                                                                  13%
--------------------------------------------------------------------------------
Duration:                                                              7.0 years
--------------------------------------------------------------------------------

Regional Breakdown
--------------------------------------------------------------------------------
California                                                                 68.6%
--------------------------------------------------------------------------------
Puerto Rico                                                                25.7%
--------------------------------------------------------------------------------
Virgin Islands                                                              4.5%
--------------------------------------------------------------------------------
Other                                                                       1.2%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                        77.1%
--------------------------------------------------------------------------------
AA                                                                          4.1%
--------------------------------------------------------------------------------
A                                                                           5.8%
--------------------------------------------------------------------------------
BBB                                                                         4.5%
--------------------------------------------------------------------------------
BB                                                                          8.5%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The California Municipal Bond Fund's primary investment objective is to seek high current income that would be exempt from federal and California income taxes. The Fund's inception date is May 16, 2000.

     The Federal Reserve lifted short-term interest rates by 50 basis points at their May meeting, bringing its total tightening tally for this cycle to six, as concern remained that inflationary pressures were building. Supporting the concern, oil prices surged to their highest level in a decade. But the cumulative impact of 175 basis points of tightening began to slow the economy, as signs emerged that consumer and investment spending was slowing and that the housing sector was cooling.

     California municipal bond market performance was driven by a decreased supply of California issues, ratings upgrades for the State of California and heavy retail demand in the face of a strong local economy and cooling stock markets. In fact, during the third quarter the California municipal market was the second best performing individual state market.

     In keeping with our high quality focus, the Fund's average credit quality for the period ended September 30, 2000 was AA+ with a majority of the portfolio invested in AAA rated municipals and a limited allocation to lower investment-grade and below-investment grade issues. Over the same time period, the Fund's average maturity was relatively longer term at 10.94 years.

     Looking ahead, we expect growth will continue to moderate worldwide. We also expect inflation to creep higher in the face of continued wage pressures and escalating energy costs. More Fed tightening is unlikely now that U.S. growth is slowing, but the central bank will also refrain from easing to avoid igniting inflation. A focus on quality will continue to be critical for superior performance as credit deterioration continues.

     As a result, we anticipate maintaining a high quality focus, targeting an average credit quality of AA and limiting below-investment-grade exposure due to narrow credit premiums. Going forward, we hope to enhance yield through allocations to higher rated revenue bonds that have attractive risk-adjusted yields.

PIMCO Convertible Fund

September 30, 2000


OBJECTIVE:
Maximum total return.


PORTFOLIO:
Convertible Securities.


FUND INCEPTION DATE:
3/31/99


TOTAL NET ASSETS:
$159.7 million


PORTFOLIO MANAGER:
Sandra Durn


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return  For periods ended 9/30/00

                 D Shares     Lipper            First Boston
                              Convertible       Convertible
                              Sec. Fund Avg.    Bond Index
--------------------------------------------------------------------------------
1 year             37.97%      30.89%             34.90%
Inception          34.79%        --                 --


Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                           PIMCO         First Boston
                         Convertible      Convertible
                             D            Bond Index

       03/31/1999          10,000           10,000
       04/30/1999          10,477           10,405
       05/31/1999          10,663           10,309
       06/30/1999          11,239           10,754
       07/31/1999          11,265           10,612
       08/31/1999          11,242           10,643
       09/30/1999          11,347           10,671
       10/31/1999          11,802           11,040
       11/30/1999          12,666           11,888
       12/31/1999          14,177           13,695
       01/31/2000          14,466           13,489
       02/29/2000          16,009           14,905
       03/31/2000          16,005           14,584
       04/30/2000          14,930           13,873
       05/31/2000          14,462           13,129
       06/30/2000          15,243           13,982
       07/31/2000          14,806           13,560
       08/31/2000          15,934           14,603
       09/30/2000          15,655           14,396

*Past performance is no guarantee of future results. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. These risks can be enhanced when investing in emerging markets The Fund may have to convert securities before it would otherwise choose to, which may have an adverse effect on the Fund's ability to achieve its investment objective. See page 26 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                                3%
--------------------------------------------------------------------------------
1-5 years                                                                    39%
--------------------------------------------------------------------------------
5-10 years                                                                    3%
--------------------------------------------------------------------------------
10-20 years                                                                  49%
--------------------------------------------------------------------------------
20-30 years                                                                   6%
--------------------------------------------------------------------------------
Duration:                                                              1.5 years
--------------------------------------------------------------------------------

Sector Breakdown
--------------------------------------------------------------------------------
Convertible Bonds & Notes                                                  69.8%
--------------------------------------------------------------------------------
Convertible Preferred Stock                                                22.6%
--------------------------------------------------------------------------------
Other                                                                       7.6%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                         8.5%
--------------------------------------------------------------------------------
AA                                                                          6.2%
--------------------------------------------------------------------------------
A                                                                          13.8%
--------------------------------------------------------------------------------
BBB                                                                        37.9%
--------------------------------------------------------------------------------
BB                                                                         11.6%
--------------------------------------------------------------------------------
B                                                                          22.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class D shares fell 2.19%, underperforming the CS First Boston Convertible Bond Index, which fell 1.29%. The Fund also underperformed its Lipper Average, which fell 0.66%. However, the Fund continues to outperform over the longer-term, beating both its benchmark and its Lipper Average over the last year and since the Fund's inception.

     Over the last six months, the Federal Reserve raised rates once, in May, continuing its efforts to prevent the economy from overheating and creating inflationary pressures. However, since that 50 basis point increase, the Federal Reserve has remained on hold based on evidence that economic growth is moderating to a pace more in line with the economy's potential to produce. As a result, yields fell across many sectors of the bond market. However, convertible performance was mixed as the equity market performed poorly.

     Below-benchmark delta (price sensitivity to changes in the underlying stock value) helped performance as the equity markets experienced a significant downturn. Higher credit quality helped returns as these issues significantly outperformed speculative-grade convertibles. Overweights in financials and utilities enhanced returns, as `old economy' issues outperformed their `new economy' counterparts. An emphasis in telecommunications issues hurt performance as this sector experienced a market correction due mostly to weaker-than-expected earnings. The Fund's underweight in consumer staples also hurt performance as this sector rebounded from a strong first quarter.

     Going forward, we believe that the U.S. economy will decelerate as rising rates and higher energy costs curb worldwide economic growth. We expect inflation to creep higher in the face of wage pressures and rising energy costs. We believe that further Fed tightening is unlikely now due to moderating U.S. economic growth; however, the central bank will also refrain from easing to avoid igniting accelerated consumer spending via the stock and housing markets.

     In light of this environment, we intend to continue to keep delta below the benchmark to protect against adverse conditions in the equity markets and take advantage of the downside protection offered by the bond characteristics of convertibles. We also hope to continue our focus on holding non-cyclical issues that can withstand a slowdown in the U.S economy, such as utilities and financials. We expect to maintain a high credit quality portfolio as rising short-term rates and a slowing economy continue to put pressure on corporate profits.

PIMCO Emerging Markets Bond Fund

September 30, 2000


OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management (non-U.S.).



PORTFOLIO:
Primarily emerging market bonds.


DURATION RANGE:
0-8 years


FUND INCEPTION DATE:
7/31/97


TOTAL NET ASSETS:
$51.6 million


PORTFOLIO MANAGER:
Mohamed El-Erian


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return  For periods ended 9/30/00

                          D Shares      Lipper             J.P. Morgan
                                        Emerg. Mkts.       Emerg. Mkts.
                                        Debt Fund Avg.     Index Plus
--------------------------------------------------------------------------------
1 year                      23.82%          23.97%           28.02%
3 year                       5.75%           1.98%            5.57%
Inception                    5.93%            --               --

Change in Value
$10,000 invested at the Fund's inception


                                    [GRAPH]

                                   PIMCO              J.P. Morgan
                           Emerging Markets Bond    Emerging Markets
                                     D                 Index Plus

      07/31/1997                   10,000              10,000
      08/31/1997                    9,879               9,960
      09/30/1997                   10,150              10,264
      10/31/1997                    8,992               9,082
      11/30/1997                    9,464               9,513
      12/31/1997                    9,703               9,841
      01/31/1998                    9,714               9,822
      02/28/1998                    9,988              10,103
      03/31/1998                   10,283              10,354
      04/30/1998                   10,306              10,379
      05/31/1998                    9,971              10,025
      06/30/1998                    9,641               9,735
      07/31/1998                    9,786               9,802
      08/31/1998                    7,056               6,985
      09/30/1998                    7,603               7,668
      10/31/1998                    7,999               8,165
      11/30/1998                    8,635               8,645
      12/31/1998                    8,529               8,429
      01/31/1999                    8,231               8,117
      02/28/1999                    8,393               8,233
      03/31/1999                    8,958               8,857
      04/30/1999                    9,703               9,462
      05/31/1999                    9,093               8,922
      06/30/1999                    9,364               9,321
      07/31/1999                    9,302               9,128
      08/31/1999                    9,283               9,115
      09/30/1999                    9,696               9,434
      10/31/1999                   10,006               9,798
      11/30/1999                   10,274              10,075
      12/31/1999                   10,754              10,620
      01/31/2000                   10,514              10,410
      02/29/2000                   11,133              11,080
      03/31/2000                   11,412              11,429
      04/30/2000                   11,193              11,211
      05/31/2000                   10,973              10,925
      06/30/2000                   11,485              11,479
      07/31/2000                   11,761              11,826
      08/31/2000                   12,169              12,243
      09/30/2000                   12,006              12,077

*Past performance is no guarantee of future results. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. These risks can be enhanced when investing in emerging markets. See page 26 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                               33%
--------------------------------------------------------------------------------
1-5 years                                                                     4%
--------------------------------------------------------------------------------
5-10 years                                                                   29%
--------------------------------------------------------------------------------
10-20 years                                                                  15%
--------------------------------------------------------------------------------
20-30 years                                                                  17%
--------------------------------------------------------------------------------
Over 30 years                                                                 2%
--------------------------------------------------------------------------------
Duration:                                                              4.6 years
--------------------------------------------------------------------------------

Country Allocation
--------------------------------------------------------------------------------
Brazil                                                                     26.5%
--------------------------------------------------------------------------------
Mexico                                                                     20.7%
--------------------------------------------------------------------------------
Russia                                                                      6.9%
--------------------------------------------------------------------------------
Venezuela                                                                   5.5%
--------------------------------------------------------------------------------
Bulgaria                                                                    5.3%
--------------------------------------------------------------------------------
Short-Term Instruments                                                      6.8%
--------------------------------------------------------------------------------
Other                                                                      28.3%

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                         1.7%
--------------------------------------------------------------------------------
AA                                                                          1.2%
--------------------------------------------------------------------------------
BBB                                                                        34.3%
--------------------------------------------------------------------------------
BB                                                                         20.3%
--------------------------------------------------------------------------------
B                                                                          42.5%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class D shares returned 5.20%, slightly underperforming the J.P. Morgan Emerging Market Bond Index, which returned 5.67%. The Fund has slightly underperformed its Lipper Average for the 1-year period but significantly outperformed the average for the 3-year and since inception periods.

     Emerging market bonds performed favorably for the past six months as positive fundamental changes helped drive prices higher. Emerging market bonds benefited from strong economic and financial performance, rebalanced global growth, positive liability management and the successful conclusions to the Russian and Ecuadorian debt restructuring. Volatility picked up however, due to a reduced appetite for risk, noise on the political front and fears of a global slowdown.

     Performance was aided by our underweight in Argentina, as continued political uncertainty weighed heavily on the market. More responsible fiscal policies and continued strong economic data supported Brazilian bonds where our overweight aided performance. Favorable rating actions, specifically relating to Mexico and Brazil, are expected to drive prices higher. This trend confirms the progress these countries have made in strengthening domestic institutions and broadening popular support for economic reforms. Venezuelan and Colombian bonds have also benefited the rise in oil prices as they are large oil exporters.

     Our overweights in Bulgaria and Peru were detriments towards performance. Bulgarian bonds suffered as higher energy prices overshadowed continued economic gains. Peruvian bonds continued to underperform due to political uncertainty, as to the predecessor of President Fujimori, and temporarily suspended payments on brady bonds renewed shareholder concerns.

     Within Latin America we are maintaining our overweight position in Mexico where the government continues to deliver strong economic reform. The political transition from President Zedillo to Vicente Fox has remained smooth, accompanied by reassurances that economic reform remains on track. In the near-term, 2001 budget negotiations and the external environment warrant some caution. We will continue to overweight Brazil, as economic activity driven by exports, capital spending and fiscal disciplines remain strong. We will also continue to underweight Argentina as growth prospects and political tensions rise.

     We continue to emphasize liquid markets and instruments allowing us the opportunity to modify exposure in response to a changing market environment. We will also continue to overweight top tier credits as it remains too early to alter our cautious approach towards those countries where high oil prices exacerbate deteriorating domestic conditions and unstable socio-political environments.

PIMCO Foreign Bond Fund

September 30, 2000



OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management (non-U.S.).



PORTFOLIO:
Primarily investment grade foreign bonds.


DURATION RANGE:
3-7 years


FUND INCEPTION DATE:
12/03/92


TOTAL NET ASSETS:
$585.1 million


PORTFOLIO MANAGER:
Lee Thomas


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

   Average Annual Total Return   For periods ended 9/30/00

                       D Shares        Lipper Intl.        J.P. Morgan
                                       Income Fund         Non-U.S.
                                       Average             Index (Hedged)
--------------------------------------------------------------------------------
1 year                   7.15%           -3.90%               6.95%
3 years                  5.92%            1.19%               7.65%
5 years                 10.13%            3.24%               9.61%
Inception                9.13%             --                  --


Change in Value
$10,000 invested at the Fund's inception


                                    [GRAPH]

                            PIMCO            J.P. Morgan
                        Foreign Bond       Non-U.S. Index
                              D               (Hedged)

     12/31/1992            10,000               10,000
     01/31/1993            10,079               10,091
     02/28/1993            10,297               10,274
     03/31/1993            10,332               10,280
     04/30/1993            10,328               10,281
     05/31/1993            10,417               10,338
     06/30/1993            10,660               10,549
     07/31/1993            10,824               10,667
     08/31/1993            11,083               10,889
     09/30/1993            11,123               10,936
     10/31/1993            11,284               11,082
     11/30/1993            11,312               11,159
     12/31/1993            11,590               11,390
     01/31/1994            11,601               11,333
     02/28/1994            11,290               11,078
     03/31/1994            11,089               10,977
     04/30/1994            10,981               10,899
     05/31/1994            10,816               10,779
     06/30/1994            10,613               10,669
     07/31/1994            10,675               10,739
     08/31/1994            10,566               10,636
     09/30/1994            10,580               10,645
     10/31/1994            10,617               10,687
     11/30/1994            10,770               10,838
     12/31/1994            10,696               10,813
     01/31/1995            10,764               10,931
     02/28/1995            10,831               11,072
     03/31/1995            10,834               11,297
     04/30/1995            11,095               11,477
     05/31/1995            11,527               11,854
     06/30/1995            11,453               11,814
     07/31/1995            11,667               11,963
     08/31/1995            11,885               12,067
     09/30/1995            12,051               12,258
     10/31/1995            12,248               12,395
     11/30/1995            12,725               12,667
     12/31/1995            12,909               12,785
     01/31/1996            13,222               12,939
     02/29/1996            12,936               12,787
     03/31/1996            13,142               12,893
     04/30/1996            13,456               13,047
     05/31/1996            13,503               13,136
     06/30/1996            13,651               13,245
     07/31/1996            13,780               13,345
     08/31/1996            14,113               13,522
     09/30/1996            14,504               13,810
     10/31/1996            14,858               14,038
     11/30/1996            15,213               14,319
     12/31/1996            15,289               14,339
     01/31/1997            15,528               14,518
     02/28/1997            15,607               14,611
     03/31/1997            15,407               14,533
     04/30/1997            15,546               14,690
     05/31/1997            15,622               14,767
     06/30/1997            15,931               15,018
     07/31/1997            16,162               15,257
     08/31/1997            16,091               15,275
     09/30/1997            16,434               15,545
     10/31/1997            16,237               15,645
     11/30/1997            16,451               15,757
     12/31/1997            16,686               15,962
     01/31/1998            16,922               16,174
     02/28/1998            17,072               16,318
     03/31/1998            17,280               16,464
     04/30/1998            17,336               16,548
     05/31/1998            17,476               16,774
     06/30/1998            17,560               16,847
     07/31/1998            17,834               17,003
     08/31/1998            17,686               17,338
     09/30/1998            18,086               17,749
     10/31/1998            17,706               17,722
     11/30/1998            18,032               17,914
     12/31/1998            18,279               17,892
     01/31/1999            18,648               18,114
     02/28/1999            18,460               17,993
     03/31/1999            18,567               18,207
     04/30/1999            18,801               18,438
     05/31/1999            18,500               18,363
     06/30/1999            18,268               18,078
     07/31/1999            18,270               18,031
     08/31/1999            18,133               18,063
     09/30/1999            18,224               18,132
     10/31/1999            18,300               18,176
     11/30/1999            18,330               18,281
     12/31/1999            18,484               18,336
     01/31/2000            18,382               18,338
     02/29/2000            18,586               18,473
     03/31/2000            18,846               18,743
     04/30/2000            18,907               18,844
     05/31/2000            19,014               18,995
     06/30/2000            19,151               19,086
     07/31/2000            19,306               19,224
     08/31/2000            19,281               19,227
     09/30/2000            19,528               19,393

*Past performance is no guarantee of future results. Returns represent the blended performance of the Fund's Class D shares and the prior performance of the Fund's Instl shares. Class D shares were first offered in 4/8/98. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 26 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
5-10 years                                                                   58%
--------------------------------------------------------------------------------
10-20 years                                                                  36%
--------------------------------------------------------------------------------
20-30 years                                                                   5%
--------------------------------------------------------------------------------
Over 30 years                                                                 1%
--------------------------------------------------------------------------------
Duration:                                                              3.4 years
--------------------------------------------------------------------------------

Country Allocation
--------------------------------------------------------------------------------
United States                                                              53.7%
--------------------------------------------------------------------------------
Italy                                                                       6.5%
--------------------------------------------------------------------------------
Germany                                                                     4.9%
--------------------------------------------------------------------------------
Short-Term Instruments                                                      7.0%
--------------------------------------------------------------------------------
Other                                                                      27.9%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                        63.9%
--------------------------------------------------------------------------------
AA                                                                         13.8%
--------------------------------------------------------------------------------
A                                                                           8.6%
--------------------------------------------------------------------------------
BBB                                                                        10.1%
--------------------------------------------------------------------------------
BB                                                                          2.8%
--------------------------------------------------------------------------------
B                                                                           0.8%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class D shares returned 3.60%, outperforming the J.P. Morgan Non-U.S. (Hedged), Index which returned 3.47%. The Fund has outperformed its Lipper Average over the year-to-date, 1-year, 3-year and since inception periods.

     Japanese bonds continue to underperform as the first rate increase in 10 years drove bond prices lower. Continued fiscal stimulus has brought concern about an increase in bond supply and although intended to boost economic growth, it has caused Moody's to downgrade government debt to Aa2.

     Emerging market bonds added to performance amid positive investor response to sound policy improvements and increased IMF and World Bank support. In particular, more responsible fiscal policies and continued strong economic data supported Brazilian bonds where our overweight aided performance. As well as favorable rating actions, specifically relating to Mexico and Brazil, are expected to drive prices higher.

   European bonds underperformed U.S. Treasuries. Higher oil prices and the weak Euro, which fell to new record lows versus the U.S. dollar, contributed to a slight rise in inflation. To combat the Euro weakness, which jeopardizes global stability, the central banks of leading nations coordinated Euro purchases in order to support the currency. The Danish "no" vote, ending prospects for Denmark entering the European Monetary Union (EMU), further added to Euro pressures, as investors believed other strong European economies would also avoid entering EMU.

     Going forward, we are looking to maintain our underweight in Japan due to high debt levels and prospects for increased bond issuance to pay for fiscal stimulus. Both Canadian and Australian positions are underweight due to unattractive yields and risks that weak currencies will increase inflationary prospects. We are maintaining out limited position in emerging markets, primarily looking for highly liquid, top-quality issues amid increased volatility.

     Within core Europe we are overweight areas such as Austria, Italy and Spain to capitalize on favorable yields relative to Germany. We are emphasizing longer maturities as the sale of mobile phone licenses and better fiscal balances will lead to reduced long-term bond issuance.

     Our hedging strategy, which limits our currency exposure, was a positive contributor due to continued strength in the dollar. We will continue to hedge the majority of our currency exposure because of both the short-term volatility and unpredictability of foreign currencies.

PIMCO High Yield Fund

September 30, 2000


OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.


PORTFOLIO:
Primarily high yield bonds.


DURATION RANGE:
2-6 years


FUND INCEPTION DATE:
12/16/92


TOTAL NET ASSETS:
$3.1 billion


PORTFOLIO MANAGER:
Ben Trosky


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return  For periods ended 9/30/00

                           D Shares             Lipper High          Lehman Int.
                                              Current Yield           BB Corp.
                                                  Fund Avg.           Index
--------------------------------------------------------------------------------
1 year                       2.76%               -0.02%               5.31%
3 years                      3.91%                0.49%               4.58%
5 years                      7.55%                5.49%               7.19%
Inception                    9.34%                  --                  --

Change in Value
$10,000 invested at the Fund's inception


                                    [GRAPH]

                                 PIMCO            Lehman Intermediate
                              High Yield              BB Corporate
                                    D                    Index

        12/31/1992               10,000                  10,000
        01/31/1993               10,224                  10,211
        02/28/1993               10,409                  10,361
        03/31/1993               10,616                  10,478
        04/30/1993               10,726                  10,566
        05/31/1993               10,801                  10,644
        06/30/1993               11,091                  10,870
        07/31/1993               11,167                  10,980
        08/31/1993               11,288                  11,107
        09/30/1993               11,341                  11,188
        10/31/1993               11,642                  11,338
        11/30/1993               11,728                  11,368
        12/31/1993               11,825                  11,465
        01/31/1994               12,074                  11,657
        02/28/1994               12,068                  11,644
        03/31/1994               11,703                  11,288
        04/30/1994               11,598                  11,221
        05/31/1994               11,679                  11,231
        06/30/1994               11,692                  11,265
        07/31/1994               11,798                  11,402
        08/31/1994               11,894                  11,523
        09/30/1994               11,972                  11,544
        10/31/1994               11,975                  11,571
        11/30/1994               11,923                  11,492
        12/31/1994               12,063                  11,563
        01/31/1995               12,177                  11,749
        02/28/1995               12,507                  12,106
        03/31/1995               12,686                  12,220
        04/30/1995               12,959                  12,465
        05/31/1995               13,331                  12,831
        06/30/1995               13,436                  12,944
        07/31/1995               13,612                  13,062
        08/31/1995               13,713                  13,138
        09/30/1995               13,901                  13,280
        10/31/1995               14,100                  13,384
        11/30/1995               14,267                  13,553
        12/31/1995               14,504                  13,767
        01/31/1996               14,735                  13,990
        02/29/1996               14,747                  13,940
        03/31/1996               14,626                  13,867
        04/30/1996               14,686                  13,862
        05/31/1996               14,731                  13,881
        06/30/1996               14,787                  14,031
        07/31/1996               14,914                  14,107
        08/31/1996               15,153                  14,221
        09/30/1996               15,502                  14,527
        10/31/1996               15,652                  14,729
        11/30/1996               15,987                  15,026
        12/31/1996               16,142                  15,059
        01/31/1997               16,303                  15,203
        02/28/1997               16,550                  15,386
        03/31/1997               16,328                  15,203
        04/30/1997               16,498                  15,392
        05/31/1997               16,869                  15,655
        06/30/1997               17,113                  15,857
        07/31/1997               17,550                  16,330
        08/31/1997               17,539                  16,174
        09/30/1997               17,830                  16,428
        10/31/1997               17,843                  16,484
        11/30/1997               18,009                  16,600
        12/31/1997               18,209                  16,752
        01/31/1998               18,516                  16,953
        02/28/1998               18,611                  17,031
        03/31/1998               18,752                  17,140
        04/30/1998               18,795                  17,228
        05/31/1998               18,888                  17,340
        06/30/1998               19,022                  17,446
        07/31/1998               19,218                  17,536
        08/31/1998               18,441                  17,052
        09/30/1998               18,670                  17,414
        10/31/1998               18,479                  17,191
        11/30/1998               19,254                  17,603
        12/31/1998               19,331                  17,714
        01/31/1999               19,582                  17,897
        02/28/1999               19,416                  17,764
        03/31/1999               19,571                  17,892
        04/30/1999               19,892                  18,075
        05/31/1999               19,506                  17,856
        06/30/1999               19,496                  17,815
        07/31/1999               19,543                  17,883
        08/31/1999               19,461                  17,770
        09/30/1999               19,467                  17,843
        10/31/1999               19,438                  17,782
        11/30/1999               19,700                  17,933
        12/31/1999               19,796                  18,104
        01/31/2000               19,701                  17,975
        02/29/2000               19,743                  18,009
        03/31/2000               19,342                  17,838
        04/30/2000               19,379                  17,899
        05/31/2000               19,276                  17,906
        06/30/2000               19,638                  18,293
        07/31/2000               19,788                  18,597
        08/31/2000               20,069                  18,883
        09/30/2000               20,003                  18,790

*Past performance is no guarantee of future results. Returns represent the blended performance of the Fund's Class D shares and the prior performance of the Fund's Instl shares. Class D shares were first offered in 4/8/98. The investments made by the High Yield Fund may involve high risk and may have speculative characteristics. See page 26 for Footnotes, which include additional details.

PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                               16%
--------------------------------------------------------------------------------
1-5 years                                                                    25%
--------------------------------------------------------------------------------
5-10 years                                                                   55%
--------------------------------------------------------------------------------
10-20 years                                                                   3%
--------------------------------------------------------------------------------
20-30 years                                                                   1%
--------------------------------------------------------------------------------
Duration:                                                              3.7 years
--------------------------------------------------------------------------------

Sector Breakdown
--------------------------------------------------------------------------------
Corporate Bonds & Notes                                                    76.3%
--------------------------------------------------------------------------------
Short-Term Instruments                                                      9.4%
--------------------------------------------------------------------------------
Asset-Backed Securities                                                     6.3%
--------------------------------------------------------------------------------
Other                                                                       8.0%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                         3.2%
--------------------------------------------------------------------------------
AA                                                                          2.2%
--------------------------------------------------------------------------------
A                                                                           0.6%
--------------------------------------------------------------------------------
BBB                                                                        19.2%
--------------------------------------------------------------------------------
BB                                                                         39.8%
--------------------------------------------------------------------------------
B                                                                          35.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class D shares rose 3.41%, outperforming the Lipper High Current Yield Average, which fell 1.14%. However, the Fund did underperform its benchmark, the Lehman Intermediate BB Corporate Index, which rose 5.33%. Over the long-term, the Fund continues to outperform both the Lipper Average and its Lehman benchmark for the five-year and since inception periods ended September 30, 2000.

     Over the last six months the Federal Reserve raised interest rates once, in May, in order to continue its ongoing efforts to prevent the economy from overheating and creating inflationary pressures. Since that 50 basis point increase, the Federal Reserve has remained on hold, based on evidence that economic growth is moderating to a pace more in line with the economy's potential to produce. As a result, intermediate maturity interest rates fell. However, high yield issues lagged higher-quality bonds as lingering concerns about defaults, profits and fund redemptions put selling pressure on the market.

     Defensive strategies and a focus on the energy services sector enhanced performance. The Fund's strategy of avoiding cyclical issues, such as autos and steel, added to relative performance as these sectors suffered under slowing consumer spending and accumulating inventory. However, the Fund's limited exposure to B-rated issues detracted from performance as these credits significantly underperformed BB-rated issues.

     Going forward, we believe that economic growth will moderate worldwide. We expect inflation to creep higher in the face of wage pressures and rising energy costs. More Fed tightening is unlikely now that U.S. economic growth is moderating; however, the central bank will also refrain from easing to avoid igniting accelerated consumer spending via the stock and housing markets. As U.S. growth slows, lower profits cut into the ability of corporate America to service its debt. This causes credit conditions to deteriorate, and spreads to widen, driving down prices. In light of this environment, we believe that maintaining a defensive posture will be instrumental in preserving capital while providing superior relative performance.

     While the high yield market has already incorporated a lot of bad news, we feel it is too early to become bullish due to significant near-term risks. We expect to maintain average quality higher than the benchmark. We intend to continue to hold defensive positions, such as publishing and utilities, and we hope to be overweight in areas we believe to have improving fundamentals, such as the chemical sector. We intend to use senior-secured, syndicated bank loans selectively to add income while preserving principal.

PIMCO Low Duration Fund

September 30, 2000


OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.


PORTFOLIO:
Primarily shorter-term, investment grade bonds.


DURATION RANGE:
1-3 years


FUND INCEPTION DATE:
5/11/87


TOTAL NET ASSETS:
$4.2 billion


PORTFOLIO MANAGER:
Bill Gross


PERFORMANCE*

Average Annual Total Return  For periods ended 9/30/00

                       D Shares            Lipper Shrt. Inv.      Merrill Lynch
                                           Grade Debt Fund        1-3 yr. Treas.
                                           Average                Index
--------------------------------------------------------------------------------
1 year                     6.21%           5.73%                  5.79%
5 years                    6.29%           5.42%                  5.89%
10 years                   7.06%           6.29%                  6.48%
Inception                  7.44%             --                     --

Change in Value
$10,000 invested at the Fund's inception


                                    [GRAPH]

                             PIMCO           Merrill Lynch
                        Low Duration       1-3 yr. Treasury
                               D                 Index

      05/31/1987            10,000               10,000
      06/30/1987            10,091               10,109
      07/31/1987            10,125               10,158
      08/31/1987            10,121               10,167
      09/30/1987            10,094               10,127
      10/31/1987            10,254               10,351
      11/30/1987            10,367               10,414
      12/31/1987            10,425               10,480
      01/31/1988            10,595               10,648
      02/29/1988            10,669               10,735
      03/31/1988            10,733               10,756
      04/30/1988            10,775               10,772
      05/31/1988            10,797               10,756
      06/30/1988            10,895               10,868
      07/31/1988            10,950               10,876
      08/31/1988            10,991               10,899
      09/30/1988            11,090               11,026
      10/31/1988            11,190               11,136
      11/30/1988            11,201               11,106
      12/31/1988            11,248               11,132
      01/31/1989            11,339               11,219
      02/28/1989            11,354               11,219
      03/31/1989            11,395               11,270
      04/30/1989            11,527               11,443
      05/31/1989            11,761               11,614
      06/30/1989            12,015               11,831
      07/31/1989            12,188               12,006
      08/31/1989            12,128               11,932
      09/30/1989            12,187               12,003
      10/31/1989            12,345               12,184
      11/30/1989            12,454               12,299
      12/31/1989            12,513               12,348
      01/31/1990            12,502               12,358
      02/28/1990            12,585               12,416
      03/31/1990            12,649               12,457
      04/30/1990            12,637               12,482
      05/31/1990            12,847               12,673
      06/30/1990            12,982               12,806
      07/31/1990            13,121               12,966
      08/31/1990            13,143               13,005
      09/30/1990            13,212               13,111
      10/31/1990            13,304               13,255
      11/30/1990            13,460               13,386
      12/31/1990            13,601               13,548
      01/31/1991            13,724               13,672
      02/28/1991            13,829               13,754
      03/31/1991            13,943               13,846
      04/30/1991            14,109               13,977
      05/31/1991            14,216               14,062
      06/30/1991            14,302               14,119
      07/31/1991            14,457               14,242
      08/31/1991            14,661               14,437
      09/30/1991            14,848               14,593
      10/31/1991            14,973               14,750
      11/30/1991            15,132               14,903
      12/31/1991            15,383               15,131
      01/31/1992            15,392               15,107
      02/29/1992            15,465               15,160
      03/31/1992            15,469               15,154
      04/30/1992            15,574               15,293
      05/31/1992            15,729               15,432
      06/30/1992            15,872               15,590
      07/31/1992            16,078               15,765
      08/31/1992            16,181               15,903
      09/30/1992            16,338               16,055
      10/31/1992            16,340               15,959
      11/30/1992            16,345               15,933
      12/31/1992            16,511               16,084
      01/31/1993            16,663               16,251
      02/28/1993            16,856               16,390
      03/31/1993            16,947               16,439
      04/30/1993            17,024               16,541
      05/31/1993            17,039               16,495
      06/30/1993            17,204               16,616
      07/31/1993            17,259               16,655
      08/31/1993            17,423               16,800
      09/30/1993            17,486               16,855
      10/31/1993            17,603               16,888
      11/30/1993            17,616               16,892
      12/31/1993            17,735               16,954
      01/31/1994            17,828               17,063
      02/28/1994            17,747               16,954
      03/31/1994            17,666               16,870
      04/30/1994            17,604               16,810
      05/31/1994            17,581               16,834
      06/30/1994            17,613               16,884
      07/31/1994            17,773               17,029
      08/31/1994            17,844               17,089
      09/30/1994            17,814               17,050
      10/31/1994            17,808               17,088
      11/30/1994            17,808               17,012
      12/31/1994            17,794               17,050
      01/31/1995            17,954               17,288
      02/28/1995            18,177               17,525
      03/31/1995            18,246               17,623
      04/30/1995            18,470               17,780
      05/31/1995            18,801               18,091
      06/30/1995            18,893               18,188
      07/31/1995            18,895               18,263
      08/31/1995            19,095               18,372
      09/30/1995            19,261               18,461
      10/31/1995            19,402               18,617
      11/30/1995            19,623               18,782
      12/31/1995            19,851               18,926
      01/31/1996            19,992               19,087
      02/29/1996            19,858               19,006
      03/31/1996            19,844               18,989
      04/30/1996            19,848               19,005
      05/31/1996            19,862               19,044
      06/30/1996            20,058               19,181
      07/31/1996            20,121               19,256
      08/31/1996            20,215               19,323
      09/30/1996            20,496               19,498
      10/31/1996            20,787               19,717
      11/30/1996            21,064               19,868
      12/31/1996            21,003               19,868
      01/31/1997            21,173               19,962
      02/28/1997            21,253               20,007
      03/31/1997            21,162               20,000
      04/30/1997            21,414               20,163
      05/31/1997            21,589               20,301
      06/30/1997            21,753               20,440
      07/31/1997            22,099               20,665
      08/31/1997            22,081               20,684
      09/30/1997            22,271               20,841
      10/31/1997            22,432               20,996
      11/30/1997            22,492               21,047
      12/31/1997            22,661               21,191
      01/31/1998            22,829               21,396
      02/28/1998            22,902               21,415
      03/31/1998            22,996               21,502
      04/30/1998            23,113               21,603
      05/31/1998            23,256               21,718
      06/30/1998            23,307               21,831
      07/31/1998            23,412               21,933
      08/31/1998            23,499               22,209
      09/30/1998            23,971               22,503
      10/31/1998            23,930               22,613
      11/30/1998            24,064               22,594
      12/31/1998            24,206               22,673
      01/31/1999            24,308               22,763
      02/28/1999            24,174               22,652
      03/31/1999            24,375               22,810
      04/30/1999            24,497               22,883
      05/31/1999            24,414               22,868
      06/30/1999            24,421               22,940
      07/31/1999            24,419               23,012
      08/31/1999            24,431               23,079
      09/30/1999            24,609               23,229
      10/31/1999            24,705               23,291
      11/30/1999            24,806               23,335
      12/31/1999            24,849               23,368
      01/31/2000            24,814               23,359
      02/29/2000            24,987               23,515
      03/31/2000            25,165               23,661
      04/30/2000            25,215               23,722
      05/31/2000            25,286               23,820
      06/30/2000            25,584               24,067
      07/31/2000            25,733               24,219
      08/31/2000            26,013               24,398
      09/30/2000            26,138               24,573

*Past performance is no guarantee of future results. Returns represent the blended performance of the Fund's Class D shares and the prior performance of the Fund's Instl shares. Class D shares were first offered in 4/8/98. The fund may invest in foreign securities, which may entail greater risk due to foreign economic and political developments. See page 26 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                               29%
--------------------------------------------------------------------------------
1-5 years                                                                    58%
--------------------------------------------------------------------------------
5-10 years                                                                   13%
--------------------------------------------------------------------------------
Duration:                                                              1.9 years
--------------------------------------------------------------------------------

Sector Breakdown
--------------------------------------------------------------------------------
Corporate Bonds & Notes                                                    47.4%
--------------------------------------------------------------------------------
Mortgage-Backed Securities                                                 33.2%
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                                   7.7%
--------------------------------------------------------------------------------
Other                                                                      11.7%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                        40.8%
--------------------------------------------------------------------------------
AA                                                                          8.0%
--------------------------------------------------------------------------------
A                                                                          25.8%
--------------------------------------------------------------------------------
BBB                                                                        20.7%
--------------------------------------------------------------------------------
BB                                                                          4.2%
--------------------------------------------------------------------------------
B                                                                           0.5%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class D shares returned 3.87%, slightly outperforming the Merrill Lynch 1-3 Year Treasury Index, which returned 3.85%. The Fund also outperformed its Lipper Average, which returned 3.71%. Over the longer-term, the Fund continues to outperform both its Lipper Average and its benchmark over the five-, ten-year and since inception periods ended September 30, 2000.

     Over the past year six months, the Federal Reserve discontinued its tightening policy by mid-summer as evidence surfaced that the U.S. economy was slowing. Intermediate rates fell, causing the long end of the yield curve to revert to a positive slope, amid optimism that rate fears are over. Oil prices continue to rise to their highest levels in a decade raising fears about accelerating inflation, but the Fed remained on hold due to continued signs of slowing growth. Higher yielding mortgages, investment-grade corporates and emerging market bonds outperformed Treasuries.

     The Fund's position in high grade corporate debt enhanced performance over the past six months as economic growth and corporate issuance continued to slow. In addition, our allocation to mortgage-backed securities, especially AAA/AA issues, benefited from Treasury scarcity and strong demand for high quality short-term holdings. Selective emerging market investments contributed to performance as fundamentals in a broad set of countries continued to improve.

     The portfolio's above-index average duration (sensitivity to changes in interest rates) over the past six months slightly helped returns as interest rate fears subsided. A small weight in below-investment-grade securities and the euro hurt performance due to cash outflows amid concerns about deteriorating credit quality and a preference for dollars over euros as evidence of a global slowdown made investors cautious.

     We believe the economy will continue to slow moderately, but the central bank will also refrain from easing to avoid igniting inflation in the stock and housing markets. Growth should moderate worldwide due to recent monetary tightening and higher oil prices. Inflation should creep slightly higher in the face of wage pressures and escalating energy costs. An over-leveraged private sector combined with public budget surpluses should continue to cause lower quality corporate bonds to deteriorate.

     Strategically, we expect to keep the duration of the Fund in line with the benchmark due to the unlikely event of intermediate rates falling further. In addition, we anticipate maintaining a broad maturity structure, with exposure to both shorter- and longer-term instruments, in order to capture value across the yield curve. Mortgage-backed securities will continue to be favored over investment-grade corporate credits because of their higher quality and attractive yields.

PIMCO Municipal Bond Fund

September 30, 2000


OBJECTIVE:
High current income exempt from federal income tax, consistent with preservation of capital.


PORTFOLIO:
Investment grade municipal bonds.


DURATION RANGE:
3-10 years


FUND INCEPTION DATE:
12/31/97


TOTAL NET ASSETS:
$56.2 million


PORTFOLIO MANAGER:
Mark McCray


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return    For periods ended 9/30/00

                       D Shares
                                     Lipper Gen. Muni.     Lehman Bros. Gen.
                                     Debt. Fund Avg.       Muni. Bond Index
--------------------------------------------------------------------------------
1 year                   5.40%             4.74%                 6.18%
Inception                2.92%              --                    --

Change in Value
$10,000 invested at the Fund's inception


                                    [GRAPH]

                          PIMCO          Lehman Brothers
                     Municipal Bond     General Municipal
                             D              Bond Index

     12/31/1997           10,000             10,000
     01/31/1998           10,115             10,103
     02/28/1998           10,065             10,106
     03/31/1998           10,070             10,115
     04/30/1998           10,001             10,070
     05/31/1998           10,196             10,229
     06/30/1998           10,228             10,269
     07/31/1998           10,236             10,294
     08/31/1998           10,423             10,454
     09/30/1998           10,560             10,585
     10/31/1998           10,535             10,585
     11/30/1998           10,560             10,622
     12/31/1998           10,569             10,648
     01/31/1999           10,706             10,775
     02/28/1999           10,635             10,727
     03/31/1999           10,641             10,742
     04/30/1999           10,659             10,769
     05/31/1999           10,578             10,707
     06/30/1999           10,381             10,553
     07/31/1999           10,399             10,591
     08/31/1999           10,287             10,506
     09/30/1999           10,270             10,510
     10/31/1999           10,136             10,397
     11/30/1999           10,238             10,507
     12/31/1999           10,139             10,428
     01/31/2000           10,078             10,383
     02/29/2000           10,182             10,504
     03/31/2000           10,411             10,734
     04/30/2000           10,358             10,670
     05/31/2000           10,309             10,615
     06/30/2000           10,541             10,896
     07/31/2000           10,668             11,048
     08/31/2000           10,834             11,218
     09/30/2000           10,824             11,159

*Past performance is no guarantee of future results. Returns represent the blended performance of the Fund's Class D shares and the prior performance of the Fund's Instl shares. Class D shares were first offered in 4/8/98. Income from the Fund may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax. See page 26 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                                3%
--------------------------------------------------------------------------------
1-5 years                                                                    24%
--------------------------------------------------------------------------------
5-10 years                                                                   31%
--------------------------------------------------------------------------------
10-20 years                                                                  27%
--------------------------------------------------------------------------------
20-30 years                                                                  15%
--------------------------------------------------------------------------------
Duration:                                                              7.3 years
--------------------------------------------------------------------------------

Regional Breakdown
--------------------------------------------------------------------------------
California                                                                 15.9%
--------------------------------------------------------------------------------
New Jersey                                                                 10.2%
--------------------------------------------------------------------------------
New York                                                                    9.8%
--------------------------------------------------------------------------------
Texas                                                                       7.1%
--------------------------------------------------------------------------------
Colorado                                                                    7.0%
--------------------------------------------------------------------------------
Utah                                                                        6.8%
--------------------------------------------------------------------------------
Massachusetts                                                               6.8%
--------------------------------------------------------------------------------
Arizona                                                                     6.4%
--------------------------------------------------------------------------------
Other States                                                               30.0%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                        38.8%
--------------------------------------------------------------------------------
AA                                                                         16.7%
--------------------------------------------------------------------------------
A                                                                          18.9%
--------------------------------------------------------------------------------
BBB                                                                        15.8%
--------------------------------------------------------------------------------
BB                                                                          9.8%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class D shares returned 3.97%, outperforming the Lipper Average, which returned 3.39%. Over the same time period, the Fund matched the performance of its benchmark, the Lehman General Municipal Index. Looking longer term, the Fund outperformed its Lipper Average over the one-year and since inception periods ended September 30, 2000.

     The Federal Reserve lifted short-term interest rates by 50 basis points at their May meeting, bringing its total tightening tally for this cycle to six, as concern remained that inflationary pressures were building. Supporting the concern, oil prices surged to their highest level in a decade. But the cumulative impact of 175 basis points of tightening began to slow the economy, as signs emerged that consumer and investment spending was slowing and that the housing sector was cooling.

     Municipal bonds, supported by strong surpluses at the state and local level, rallied along with other higher quality sectors of the bond market, such as Treasuries and mortgage-backed securities. In fact, on a tax-adjusted basis municipal bonds actually modestly outperformed broad investment-grade taxable debt sectors during the third quarter.

     Our overweight position in intermediate-maturity municipal bonds boosted returns as these yields fell the most during the period. Holdings of bonds priced at a discount by the market also improved returns as these issues had superior price performance as the overall municipal market rallied. In particular, the Fund's allocations to specific issues within the hospital and housing sectors enhanced performance. However, our conservative below-benchmark duration exposure during the third quarter held back relative performance.

     Looking ahead, we expect growth will continue to moderate worldwide. We also expect inflation to creep higher in the face of continued wage pressures and escalating energy costs. More Fed tightening is unlikely now that U.S. growth is slowing, but the central bank will also refrain from easing to avoid igniting inflation. A focus on quality will continue to be critical for superior performance as credit deterioration continues.

     As a result, we anticipate continuing our high quality focus, targeting an average credit quality of AA. We expect to maintain an overweight position in intermediate maturities because they currently offer yields close to those of longer maturities with less interest rate risk. Duration may be moved closer to the benchmark as we expect municipal yields to remain relatively stable in the near term.

PIMCO NY Municipal Bond Fund

September 30, 2000


OBJECTIVE:
Seek high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective.


PORTFOLIO:
Primarily intermediate maturity municipal securities (exempt from federal and New York income tax).


DURATION RANGE:
3-12 years


FUND INCEPTION DATE:
8/31/99


TOTAL NET ASSETS:
$3.2 million


PORTFOLIO MANAGER:
Mark McCray


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return  For periods ended 9/30/00

                    D Shares    Lipper New York   Lehman Bros.  Lehman Bros.
                                Interm. Muni      N.Y. Insured  Interm. N.Y.
                                Debt Fund         Muni. Bond    Insured Muni.
                                Average           Index         Bond Index
--------------------------------------------------------------------------------
1 year                6.17%     5.22%             6.79%         5.79%
Inception             6.04%      --                 --            --

Change in Value
$10,000 invested at the Fund's inception


                                    [GRAPH]

                                      Lehman Brothers
                         PIMCO          Intermediate         Lehman Brothers
                     NY Municipal        NY Insured            NY Insured
                          Bond           Municipal              Municipal
                           D             Bond Index             Bond Index

       08/31/1999        10,000             10,000               10,000
       09/30/1999        10,036             10,031                9,987
       10/31/1999         9,954              9,983                9,848
       11/30/1999        10,041             10,062                9,986
       12/31/1999        10,001             10,019                9,883
       01/31/2000         9,951              9,983                9,826
       02/29/2000        10,013             10,037                9,973
       03/31/2000        10,171             10,183               10,227
       04/30/2000        10,110             10,146               10,128
       05/31/2000        10,073             10,116               10,080
       06/30/2000        10,315             10,363               10,407
       07/31/2000        10,430             10,499               10,545
       08/31/2000        10,641             10,652               10,731
       09/30/2000        10,656             10,612               10,665

*Past performance is no guarantee of future results. Returns represent the blended performance of the Fund's Class D shares and the prior performance of the Fund's Instl shares. Class D shares were first offered in 1/31/00. Income from the Fund may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax. We will no longer compare the Fund to the Lehman Brothers Intermediate New York Insured Municipal Bond Index since the Lehman Brothers Intermediate New York Insured Municipal Bond Index is not a comparable New York Municipal index. See page 26 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                               25%
--------------------------------------------------------------------------------
1-5 years                                                                    10%
--------------------------------------------------------------------------------
5-10 years                                                                   49%
--------------------------------------------------------------------------------
10-20 years                                                                  13%
--------------------------------------------------------------------------------
20-30 years                                                                   3%
--------------------------------------------------------------------------------
Duration:                                                              4.5 years
--------------------------------------------------------------------------------

Regional Breakdown
--------------------------------------------------------------------------------
New York                                                                   98.6%
--------------------------------------------------------------------------------
Other                                                                       1.4%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                        70.5%
--------------------------------------------------------------------------------
AA                                                                         14.0%
--------------------------------------------------------------------------------
A                                                                          10.8%
--------------------------------------------------------------------------------
BBB                                                                         4.7%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class D shares returned 4.78%, outperforming the Lipper Average, which returned 3.58%. Over the same time period, the Fund slightly outperformed its benchmark, the Lehman New York Insured Municipal Index, which returned 4.29%. Looking longer term, the Fund outperformed the Lipper Average over the one-year and since inception periods ended September 30, 2000.

     The Federal Reserve lifted short-term interest rates by 50 basis points at their May meeting, bringing its total tightening tally for this cycle to six, as concern remained that inflationary pressures were building. Supporting this concern, oil prices surged to their highest level in a decade. But the cumulative impact of 175 basis points of tightening began to slow the economy, as signs emerged that consumer and investment spending was slowing and that the housing sector was cooling.

     New York municipal bonds rallied along with those in other higher quality areas of the bond market as strong retail demand and reduced new issuance propelled yields lower.

     Our overweight position in intermediate-maturity New York issues boosted returns as yields in this area of the curve decreased the most due to strong retail demand. Portfolio yield was also enhanced through the use of non-insured, higher quality revenue and local general obligation bonds. The Fund's duration generally was kept below that of the benchmark, which detracted from relative returns as long-maturity municipal yields also fell over the past six months.

     Looking ahead, we expect growth will continue to moderate worldwide. We also expect inflation to creep higher in the face of continued wage pressures and escalating energy costs. More Fed tightening is unlikely now that U.S. growth is slowing, but the central bank will also refrain from easing to avoid igniting inflation. A focus on quality will continue to be critical for superior performance as credit deterioration continues.

     As a result, we anticipate continuing our high quality focus, targeting an average credit quality of AAA and limiting below-investment-grade exposure to a very small allocation where we see value. We expect to maintain an overweight position in intermediate maturities, which offer compelling value today and retail demand in this area should be strong. Duration may be moved closer to the benchmark as we expect municipal yields to remain relatively stable in the near term.

PIMCO Real Return Bond Fund

September 30, 2000


OBJECTIVE:
Maximum real return, consistent with preservation of real capital and prudent investment management.


PORTFOLIO:
Primarily inflation-indexed bonds.


FUND INCEPTION DATE:
1/29/97


TOTAL NET ASSETS:
$537.9 million


PORTFOLIO MANAGER:
John Brynjolfsson


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/00

                      D Shares       Lipper Short     Lehman Bros.
                                     U.S. Govt.       Inflation Linked
                                     Fund Avg.        Treas. Index
--------------------------------------------------------------------------------
1 year                 9.60%         5.68%            9.05%
3 years                6.85%         4.88%            5.49%
Inception              6.28%          --               --

Change in Value
$10,000 invested at the Fund's inception


                                    [GRAPH]

                                    PIMCO               Lehman Brothers
                              Real Return Bond         Inflation Linked
                                      D                  Treasury Index

        01/31/1997                  10,000                  10,000
        02/28/1997                  10,031                  10,033
        03/31/1997                   9,938                   9,896
        04/30/1997                   9,996                   9,956
        05/31/1997                  10,053                  10,010
        06/30/1997                  10,028                   9,978
        07/31/1997                  10,149                  10,072
        08/31/1997                  10,167                  10,103
        09/30/1997                  10,183                  10,123
        10/31/1997                  10,308                  10,227
        11/30/1997                  10,359                  10,284
        12/31/1997                  10,302                  10,241
        01/31/1998                  10,359                  10,291
        02/28/1998                  10,344                  10,282
        03/31/1998                  10,364                  10,277
        04/30/1998                  10,417                  10,315
        05/31/1998                  10,456                  10,388
        06/30/1998                  10,489                  10,414
        07/31/1998                  10,566                  10,463
        08/31/1998                  10,570                  10,486
        09/30/1998                  10,812                  10,697
        10/31/1998                  10,865                  10,721
        11/30/1998                  10,846                  10,710
        12/31/1998                  10,796                  10,646
        01/31/1999                  10,951                  10,769
        02/28/1999                  10,923                  10,693
        03/31/1999                  10,985                  10,689
        04/30/1999                  11,163                  10,760
        05/31/1999                  11,240                  10,834
        06/30/1999                  11,223                  10,841
        07/31/1999                  11,239                  10,835
        08/31/1999                  11,293                  10,854
        09/30/1999                  11,337                  10,896
        10/31/1999                  11,355                  10,918
        11/30/1999                  11,439                  10,984
        12/31/1999                  11,369                  10,896
        01/31/2000                  11,434                  10,945
        02/29/2000                  11,514                  11,047
        03/31/2000                  11,857                  11,369
        04/30/2000                  12,004                  11,520
        05/31/2000                  11,967                  11,490
        06/30/2000                  12,123                  11,635
        07/31/2000                  12,215                  11,734
        08/31/2000                  12,327                  11,821
        09/30/2000                  12,425                  11,883

*Past performance is no guarantee of future results. Returns represent the blended performance of the Fund's Class D shares and the prior performance of the Fund's Instl shares. Class D shares were first offered in 4/8/98. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 26 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
5-10 years                                                                   73%
--------------------------------------------------------------------------------
10-20 years                                                                   5%
--------------------------------------------------------------------------------
20-30 years                                                                  22%
--------------------------------------------------------------------------------
Duration:                                                              2.0 years
--------------------------------------------------------------------------------

Sector Breakdown
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                                  62.4%
--------------------------------------------------------------------------------
Corporate Bonds & Notes                                                    24.3%
--------------------------------------------------------------------------------
Short-Term Instruments                                                      6.7%
--------------------------------------------------------------------------------
Other                                                                       6.6%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                        68.5%
--------------------------------------------------------------------------------
AA                                                                          5.3%
--------------------------------------------------------------------------------
A                                                                          12.2%
--------------------------------------------------------------------------------
BBB                                                                        10.9%
--------------------------------------------------------------------------------
BB                                                                          2.6%
--------------------------------------------------------------------------------
B                                                                           0.5%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class D shares returned 4.79%, outperforming the Lipper Average, which returned 3.63%, and the benchmark, the Lehman Inflation-Linked Index, which returned 4.52%. Looking longer term, the Fund outperformed both the Lipper Average and the benchmark over the one-, three-year and since inception periods ended September 30, 2000.

     The Federal Reserve lifted short-term interest rates by 50 basis points at their May meeting, bringing its total tightening tally for this cycle to six, as concern remained that inflationary pressures were building. Supporting the concern, oil prices surged to their highest level in a decade. But the cumulative impact of 175 basis points of tightening began to slow the economy, as signs emerged that consumer and investment spending was slowing and that the housing sector was cooling. In this environment, Treasury Inflation Protected Securities performed well as investors looked for a hedge against higher prices.

     The Fund's continued concentration in Treasury Inflation Protection Securities (TIPS) boosted returns over the past six months as these securities outperformed other bonds due to mounting inflation fears. A modest above benchmark duration improved results as real yield fell across short and intermediate maturities. An overweighting in intermediate real return bonds enhanced returns as these yields dropped while long-term real yields rose.

     Looking ahead, we expect growth will continue to moderate worldwide. We also expect inflation to creep higher in the face of continued wage pressures and escalating energy costs. More Fed tightening is unlikely now that U.S. growth is slowing, but the central bank will also refrain from easing to avoid igniting inflation. As a result, real return bonds continue to remain attractive, as they will benefit from slower growth and higher inflation adjustments.

     We anticipate continuing to emphasize TIPS as their real yield ranks highly among entire fixed income market. The effective duration of the Fund will be targeted modestly above the benchmark, and intermediate maturities may be slightly overweighted to take advantage of higher real yields and inflation adjustments.

PIMCO Short Duration Municipal Income Fund

September 30, 2000


OBJECTIVE:
Seek high current income exempt from federal income tax consistent with preservation of capital.


PORTFOLIO:
Short-term municipal securities.


DURATION RANGE:
0-2 year


FUND INCEPTION DATE:
8/31/99


TOTAL NET ASSETS:
$13.2 million


PORTFOLIO MANAGER:
Mark McCray


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return  For periods ended 9/30/00

                     D Shares      Lipper Short Muni.      Lehman Bros. 1-Year
                                   Bond Index              Muni. Bond Index
--------------------------------------------------------------------------------
1 year               4.16%         3.81%                   4.31%
Inception            4.10%         --                      --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                                PIMCO            Lehman Brothers
                            Short Duration      1-Year Municipal
                           Municipal Income           Index
                                 D

     08/31/1999                10,000                 10,000
     09/30/1999                10,027                 10,024
     10/31/1999                10,047                 10,046
     11/30/1999                10,076                 10,077
     12/31/1999                10,099                 10,085
     01/31/2000                10,137                 10,124
     02/29/2000                10,152                 10,154
     03/31/2000                10,195                 10,198
     04/30/2000                10,207                 10,222
     05/31/2000                10,222                 10,238
     06/30/2000                10,288                 10,322
     07/31/2000                10,339                 10,380
     08/31/2000                10,396                 10,433
     09/30/2000                10,445                 10,456

*Past performance is no guarantee of future results. Returns represent the blended performance of the Fund's Class D shares and the prior performance of the Fund's Instl shares. Class D shares were first offered in 1/31/00. Income from the Fund is subject to state and local taxes & may at times be subject to the alternative minimum tax. See page 26 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                               44%
--------------------------------------------------------------------------------
5-10 years                                                                   56%
--------------------------------------------------------------------------------
Duration:                                                              1.3 years
--------------------------------------------------------------------------------

Regional Breakdown:
--------------------------------------------------------------------------------
Florida                                                                    13.2%
--------------------------------------------------------------------------------
Texas                                                                      11.6%
--------------------------------------------------------------------------------
Hawaii                                                                      9.4%
--------------------------------------------------------------------------------
Georgia                                                                     7.7%
--------------------------------------------------------------------------------
Missouri                                                                    6.3%
--------------------------------------------------------------------------------
Kansas                                                                      5.5%
--------------------------------------------------------------------------------
Colorado                                                                    5.4%
--------------------------------------------------------------------------------
Other States                                                               40.9%
--------------------------------------------------------------------------------

Quality Breakdown:
--------------------------------------------------------------------------------
AAA                                                                        55.8%
--------------------------------------------------------------------------------
AA                                                                         19.3%
--------------------------------------------------------------------------------
A                                                                          11.7%
--------------------------------------------------------------------------------
BBB                                                                        13.1%
--------------------------------------------------------------------------------
Others                                                                      0.1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class D shares returned 2.44%, matching the Lipper Average, which returned 2.44%. Over the same time period, the Fund also slightly underperformed its benchmark, the Lehman 1 Year Municipal Index. However, since inception the Fund has outperformed both the Lipper Average and its benchmark.

     The Federal Reserve lifted short-term interest rates by 50 basis points at their May meeting, bringing its total tightening tally for this cycle to six, as concern remained that inflationary pressures were building. Supporting the concern, oil prices surged to their highest level in a decade. But the cumulative impact of 175 basis points of tightening began to slow the economy, as signs emerged that consumer and investment spending was slowing and that the housing sector was cooling.

     Municipal bonds, supported by strong surpluses at the state and local level, rallied along with other higher quality sectors of the bond market, such as Treasuries and mortgage-backed securities. In fact, on a tax-adjusted basis municipal bonds actually modestly outperformed broad investment-grade taxable debt sectors during the third quarter.

     A broader-than-index maturity structure aided returns as intermediate municipal yields decreased more than short-term municipal yields. Favorable security selection among revenue bonds, including inflation-indexed municipals, also enhanced returns. Although duration was moved to an above-benchmark position by the end of the period, overall below-benchmark duration exposure detracted from performance during the period.

     Looking ahead, we expect growth will continue to moderate worldwide. We also expect inflation to creep higher in the face of continued wage pressures and escalating energy costs. More Fed tightening is unlikely now that U.S. growth is slowing, but the central bank will also refrain from easing to avoid igniting inflation. A focus on quality will continue to be critical for superior performance as credit deterioration continues.

     We anticipate continuing our high quality focus, targeting insured and revenue issues, which offer relatively attractive yields. We expect keep duration near the benchmark as we think shorter-term municipal yields could remain relatively stable in the near term. We intend to continue to hold inflation-indexed municipals fitting with our view that real yields could decline as the economy moderates.

PIMCO Short-Term Fund

September 30, 2000


OBJECTIVE:
Maximum current income, consistent with preservation of capital and daily liquidity.


PORTFOLIO:
Primarily short-term investment grade bonds.


DURATION RANGE:
0-1 year


FUND INCEPTION DATE:
10/07/87


TOTAL NET ASSETS:
$690.9 million


PORTFOLIO MANAGER:
Paul McCulley

PIMCO Short-Term Fund

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return  For periods ended 9/30/00

                    D Shares           Lipper Ultra-         Salomon
                                       Short Oblig.          3 Mo. T-Bill
                                       Fund Avg.             Index
--------------------------------------------------------------------------------
1 year                  6.23%          6.02%                 5.62%
5 years                 6.13%          5.61%                 5.21%
10 years                5.58%          5.47%                 4.89%
Inception               6.12%          --                    --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                                    PIMCO                 Salomon
                                 Short-Term            3-Month T-Bill
                                      D                     Index

       10/31/1987                  10,000                  10,000
       11/30/1987                  10,056                  10,051
       12/31/1987                  10,114                  10,099
       01/31/1988                  10,181                  10,148
       02/29/1988                  10,222                  10,194
       03/31/1988                  10,276                  10,244
       04/30/1988                  10,330                  10,294
       05/31/1988                  10,386                  10,347
       06/30/1988                  10,443                  10,401
       07/31/1988                  10,495                  10,460
       08/31/1988                  10,560                  10,520
       09/30/1988                  10,627                  10,583
       10/31/1988                  10,718                  10,648
       11/30/1988                  10,787                  10,715
       12/31/1988                  10,849                  10,785
       01/31/1989                  10,925                  10,858
       02/28/1989                  11,000                  10,934
       03/31/1989                  11,093                  11,013
       04/30/1989                  11,176                  11,095
       05/31/1989                  11,275                  11,179
       06/30/1989                  11,358                  11,257
       07/31/1989                  11,452                  11,336
       08/31/1989                  11,511                  11,413
       09/30/1989                  11,588                  11,487
       10/31/1989                  11,695                  11,565
       11/30/1989                  11,771                  11,640
       12/31/1989                  11,837                  11,717
       01/31/1990                  11,892                  11,794
       02/28/1990                  11,964                  11,865
       03/31/1990                  12,042                  11,945
       04/30/1990                  12,090                  12,022
       05/31/1990                  12,202                  12,104
       06/30/1990                  12,280                  12,183
       07/31/1990                  12,364                  12,263
       08/31/1990                  12,428                  12,343
       09/30/1990                  12,509                  12,418
       10/31/1990                  12,603                  12,495
       11/30/1990                  12,702                  12,569
       12/31/1990                  12,803                  12,650
       01/31/1991                  12,893                  12,723
       02/28/1991                  12,962                  12,785
       03/31/1991                  13,020                  12,851
       04/30/1991                  13,100                  12,913
       05/31/1991                  13,172                  12,975
       06/30/1991                  13,219                  13,035
       07/31/1991                  13,296                  13,097
       08/31/1991                  13,379                  13,159
       09/30/1991                  13,452                  13,217
       10/31/1991                  13,528                  13,275
       11/30/1991                  13,561                  13,328
       12/31/1991                  13,615                  13,377
       01/31/1992                  13,665                  13,424
       02/29/1992                  13,691                  13,466
       03/31/1992                  13,716                  13,512
       04/30/1992                  13,772                  13,555
       05/31/1992                  13,814                  13,600
       06/30/1992                  13,868                  13,640
       07/31/1992                  13,923                  13,681
       08/31/1992                  13,958                  13,720
       09/30/1992                  13,994                  13,754
       10/31/1992                  14,008                  13,788
       11/30/1992                  14,025                  13,823
       12/31/1992                  14,066                  13,860
       01/31/1993                  14,112                  13,897
       02/28/1993                  14,149                  13,929
       03/31/1993                  14,214                  13,964
       04/30/1993                  14,262                  13,998
       05/31/1993                  14,318                  14,033
       06/30/1993                  14,374                  14,068
       07/31/1993                  14,425                  14,104
       08/31/1993                  14,463                  14,141
       09/30/1993                  14,499                  14,176
       10/31/1993                  14,550                  14,213
       11/30/1993                  14,604                  14,249
       12/31/1993                  14,672                  14,286
       01/31/1994                  14,697                  14,323
       02/28/1994                  14,713                  14,357
       03/31/1994                  14,690                  14,398
       04/30/1994                  14,713                  14,441
       05/31/1994                  14,724                  14,488
       06/30/1994                  14,791                  14,538
       07/31/1994                  14,861                  14,590
       08/31/1994                  14,919                  14,644
       09/30/1994                  14,935                  14,698
       10/31/1994                  14,974                  14,758
       11/30/1994                  14,986                  14,820
       12/31/1994                  15,050                  14,889
       01/31/1995                  15,126                  14,957
       02/28/1995                  15,265                  15,023
       03/31/1995                  15,298                  15,097
       04/30/1995                  15,462                  15,169
       05/31/1995                  15,618                  15,243
       06/30/1995                  15,670                  15,315
       07/31/1995                  15,764                  15,388
       08/31/1995                  15,836                  15,461
       09/30/1995                  15,984                  15,530
       10/31/1995                  16,099                  15,602
       11/30/1995                  16,248                  15,670
       12/31/1995                  16,386                  15,743
       01/31/1996                  16,465                  15,813
       02/29/1996                  16,495                  15,878
       03/31/1996                  16,548                  15,945
       04/30/1996                  16,625                  16,010
       05/31/1996                  16,712                  16,079
       06/30/1996                  16,804                  16,147
       07/31/1996                  16,851                  16,216
       08/31/1996                  16,957                  16,287
       09/30/1996                  17,120                  16,357
       10/31/1996                  17,257                  16,429
       11/30/1996                  17,412                  16,498
       12/31/1996                  17,480                  16,569
       01/31/1997                  17,583                  16,641
       02/28/1997                  17,662                  16,706
       03/31/1997                  17,671                  16,779
       04/30/1997                  17,772                  16,851
       05/31/1997                  17,900                  16,925
       06/30/1997                  18,018                  16,996
       07/31/1997                  18,158                  17,070
       08/31/1997                  18,213                  17,143
       09/30/1997                  18,335                  17,215
       10/31/1997                  18,377                  17,291
       11/30/1997                  18,460                  17,363
       12/31/1997                  18,563                  17,438
       01/31/1998                  18,673                  17,515
       02/28/1998                  18,738                  17,585
       03/31/1998                  18,863                  17,662
       04/30/1998                  18,950                  17,736
       05/31/1998                  19,036                  17,813
       06/30/1998                  19,100                  17,886
       07/31/1998                  19,215                  17,961
       08/31/1998                  19,223                  18,038
       09/30/1998                  19,351                  18,112
       10/31/1998                  19,425                  18,184
       11/30/1998                  19,491                  18,252
       12/31/1998                  19,573                  18,319
       01/31/1999                  19,649                  18,387
       02/28/1999                  19,730                  18,449
       03/31/1999                  19,870                  18,520
       04/30/1999                  19,961                  18,588
       05/31/1999                  19,965                  18,659
       06/30/1999                  20,035                  18,728
       07/31/1999                  20,105                  18,801
       08/31/1999                  20,171                  18,876
       09/30/1999                  20,262                  18,950
       10/31/1999                  20,360                  19,027
       11/30/1999                  20,455                  19,103
       12/31/1999                  20,537                  19,186
       01/31/2000                  20,584                  19,270
       02/29/2000                  20,704                  19,353
       03/31/2000                  20,838                  19,444
       04/30/2000                  20,915                  19,535
       05/31/2000                  21,028                  19,631
       06/30/2000                  21,159                  19,723
       07/31/2000                  21,269                  19,818
       08/31/2000                  21,403                  19,916
       09/30/2000                  21,527                  20,016

*Past performance is no guarantee of future results. Returns represent the blended performance of the Fund's Class D shares and the prior performance of the Fund's Instl shares. Class D shares were first offered in 4/8/98. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 26 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                               80%
--------------------------------------------------------------------------------
1-5 years                                                                    18%
--------------------------------------------------------------------------------
5-10 years                                                                    1%
--------------------------------------------------------------------------------
10-20 years                                                                   1%
--------------------------------------------------------------------------------
Duration:                                                              0.4 years
--------------------------------------------------------------------------------

Sector Breakdown
--------------------------------------------------------------------------------
Corporate Bonds & Notes                                                    51.9%
--------------------------------------------------------------------------------
Mortgage-Backed Securities                                                 18.7%
--------------------------------------------------------------------------------
U.S. Government Agencies                                                    8.3%
--------------------------------------------------------------------------------
Asset-Backed Securities                                                     8.2%
--------------------------------------------------------------------------------
Short-Term Instruments                                                      6.4%
--------------------------------------------------------------------------------
Other                                                                       6.5%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                        39.8%
--------------------------------------------------------------------------------
AA                                                                         11.0%
--------------------------------------------------------------------------------
A                                                                          16.6%
--------------------------------------------------------------------------------
BBB                                                                        29.3%
--------------------------------------------------------------------------------
BB                                                                          2.9%
--------------------------------------------------------------------------------
B                                                                           0.4%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class D shares returned 3.29%, outperforming the Salomon 3-Month Treasury Bill Index, which returned 2.94%. The Fund, however, just slightly underperformed the Lipper Ultra-Short Obligations Fund Average, which returned 3.32%.

     Over the past six months, the Federal Reserve (Fed) discontinued its tightening policy as evidence surfaced that the U.S. economy was slowing. Intermediate rates fell, causing the long end of the yield curve to revert to a positive slope, amid optimism that further rate increases are over. Oil prices continued to rise to their highest levels in a decade raising fears about accelerating inflation, but the Fed remained on hold due to continued signs of slowing growth. Higher-yielding mortgages, investment-grade corporates and emerging market bonds outperformed Treasuries.

     The Fund's above-average duration and maturity had a slightly negative impact on returns as short-term Treasury yields rose.

An emphasis on mortgages enhanced performance as their attractive yields coupled with good credit quality drove prices up. Investors are becoming more risk adverse preferring higher quality and short-term instruments over higher yielding and lower quality bonds. Recently, our concentration in GNMAs played well with investor demand, as they are U.S. government guaranteed. The Fund's allocation to Treasury Inflation Protection Securities aided returns as these bonds outperformed their conventional Treasury counterparts.

     We believe that growth should moderate worldwide due to recent monetary tightening and higher oil prices. Inflation should creep higher in the face of wage pressures and escalating energy costs. Fed tightening is unlikely now that U.S. growth is slowing, but the central bank should also refrain from easing to avoid igniting inflation in the stock and housing markets. In our opinion, we will focus on quality for superior performance, as credit deterioration should continue amid slower growth. An over-leveraged private sector combined with public budget surpluses should continue to put pressure on lower quality corporate bonds.

     We are targeting the Funds duration slightly above the benchmark to capture incremental yield from mortgage and high quality corporate issues. We will continue to emphasize mortgages, where credit risk is minimal and yield premiums remain attractive. Within emerging markets, we remain cautious as global growth cools, concentrating on liquid and top-tier credits. Real return bonds are still attractive as moderating growth and a neutral Fed put downward pressure on real yields.

     Given this outlook, strategies that enhance yield remain key to performance. We expect to continue to favor asset-backed securities, especially AAA/AA issues, which will benefit from Treasury scarcity and strong demand for high quality short-term holdings.

PIMCO StocksPLUS Fund

September 30, 2000


OBJECTIVE:
Total return which exceeds that of the S&P 500.


PORTFOLIO:
Primarily S&P 500 Index futures and short-term bonds.


DURATION RANGE:
0-1 year


FUND INCEPTION DATE:
5/14/93


TOTAL NET ASSETS:
$1.4 billion


PORTFOLIO MANAGER:
Bill Gross


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return  For periods ended 9/30/00

                          D Shares           Lipper
                                             Large-Cap
                                             Core                  S&P 500
                                             Fund Average          Index
--------------------------------------------------------------------------------
1 year                       12.61%          17.80%                13.28%
3 years                      15.58%          15.85%                16.44%
5 years                      21.09%          19.84%                21.69%
Inception                    19.84%         --                     --

Change in Value $10,000 invested at the Fund's inception

                                    [GRAPH]

                                      PIMCO               S&P 500
                                   StocksPLUS              Index
                                        D

            05/31/1993               10,000               10,000
            06/30/1993               10,054               10,029
            07/31/1993               10,025                9,989
            08/31/1993               10,411               10,368
            09/30/1993               10,301               10,288
            10/31/1993               10,526               10,501
            11/30/1993               10,409               10,401
            12/31/1993               10,585               10,527
            01/31/1994               10,939               10,885
            02/28/1994               10,595               10,589
            03/31/1994               10,123               10,128
            04/30/1994               10,248               10,258
            05/31/1994               10,437               10,426
            06/30/1994               10,207               10,170
            07/31/1994               10,600               10,504
            08/31/1994               11,078               10,935
            09/30/1994               10,891               10,668
            10/31/1994               11,064               10,907
            11/30/1994               10,719               10,510
            12/31/1994               10,857               10,666
            01/31/1995               11,155               10,943
            02/28/1995               11,650               11,369
            03/31/1995               11,964               11,705
            04/30/1995               12,349               12,049
            05/31/1995               12,903               12,531
            06/30/1995               13,183               12,822
            07/31/1995               13,586               13,247
            08/31/1995               13,679               13,280
            09/30/1995               14,255               13,841
            10/31/1995               14,232               13,791
            11/30/1995               14,912               14,397
            12/31/1995               15,185               14,674
            01/31/1996               15,726               15,174
            02/29/1996               15,767               15,314
            03/31/1996               15,975               15,462
            04/30/1996               16,174               15,690
            05/31/1996               16,530               16,094
            06/30/1996               16,687               16,156
            07/31/1996               15,903               15,442
            08/31/1996               16,237               15,768
            09/30/1996               17,182               16,655
            10/31/1996               17,726               17,114
            11/30/1996               19,038               18,408
            12/31/1996               18,619               18,043
            01/31/1997               19,761               19,171
            02/28/1997               19,907               19,321
            03/31/1997               18,999               18,527
            04/30/1997               20,172               19,633
            05/31/1997               21,444               20,828
            06/30/1997               22,332               21,761
            07/31/1997               24,168               23,493
            08/31/1997               22,851               22,177
            09/30/1997               24,037               23,392
            10/31/1997               23,258               22,610
            11/30/1997               24,204               23,657
            12/31/1997               24,640               24,063
            01/31/1998               24,975               24,329
            02/28/1998               26,649               26,084
            03/31/1998               27,970               27,420
            04/30/1998               28,309               27,695
            05/31/1998               27,734               27,219
            06/30/1998               28,816               28,325
            07/31/1998               28,496               28,023
            08/31/1998               24,133               23,972
            09/30/1998               25,972               25,507
            10/31/1998               28,021               27,582
            11/30/1998               29,610               29,254
            12/31/1998               31,470               30,940
            01/31/1999               32,524               32,233
            02/28/1999               31,425               31,232
            03/31/1999               32,735               32,481
            04/30/1999               34,041               33,739
            05/31/1999               33,146               32,943
            06/30/1999               35,058               34,771
            07/31/1999               33,901               33,685
            08/31/1999               33,715               33,519
            09/30/1999               32,953               32,600
            10/31/1999               35,049               34,663
            11/30/1999               35,610               35,367
            12/31/1999               37,625               37,451
            01/31/2000               35,672               35,570
            02/29/2000               35,102               34,896
            03/31/2000               38,401               38,310
            04/30/2000               37,203               37,157
            05/31/2000               36,411               36,394
            06/30/2000               37,314               37,292
            07/31/2000               36,817               36,708
            08/31/2000               39,266               38,988
            09/30/2000               37,110               36,930

*Past performance is no guarantee of future results. Returns represent the blended performance of the Fund's Class D shares and the prior performance of the Fund's Instl shares. Class D shares were first offered in 4/8/98. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. This Fund may invest substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments.
See page 26 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1-5 years                                                                    93%
--------------------------------------------------------------------------------
5-10 years                                                                    7%
--------------------------------------------------------------------------------
Duration:                                                              0.1 years
--------------------------------------------------------------------------------

Sector Breakdown
--------------------------------------------------------------------------------
Corporate Bonds & Notes                                                    42.6%
--------------------------------------------------------------------------------
Mortgage-Backed Securities                                                 21.7%
--------------------------------------------------------------------------------
Short-Term Instruments                                                      8.7%
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                                   8.3%
--------------------------------------------------------------------------------
Asset-Backed Securities                                                     7.4%
--------------------------------------------------------------------------------
Sovereign Issues                                                            5.8%
--------------------------------------------------------------------------------
Other                                                                       5.5%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                        39.7%
--------------------------------------------------------------------------------
AA                                                                          6.2%
--------------------------------------------------------------------------------
A                                                                          13.8%
--------------------------------------------------------------------------------
BBB                                                                        30.9%
--------------------------------------------------------------------------------
BB                                                                          4.8%
--------------------------------------------------------------------------------
B                                                                           4.6%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

StocksPLUS is an enhanced index stock fund that seeks total return in excess of the Standard & Poor's 500 Index (S&P 500) through investment in S&P 500 futures. These futures are purchased with a small percentage of the Fund's assets, freeing the remaining assets for investment in an actively managed portfolio of short-term, investment grade bonds that can add incremental return beyond that of the S&P 500.

     For the six-month period ended September 30, 2000, the Fund's Class D shares returned -3.37%, outperforming the S&P 500, which returned -3.60%. The Fund performed in line with its Lipper Average. Longer term, the Fund has outperformed the Lipper Average over the five-year and since inception periods ended September 30, 2000. Since inception the Fund has met its objective of outperforming the S&P 500.

     Over the past six months intermediate maturity Treasuries rallied as yields on two-, five- and 10-year notes fell from their earlier levels. As a result, the long-portion of the yield curve reverted to a positive slope for the first time since mid-January. This disinversion came amid shifting market sentiment about the economy, Federal reserve policy and the U.S. budget surplus. Earlier in the period the Fed concluded their tightening policy with their sixth interest rate increase, but have recently left the fed funds rate unchanged as signs of a cooling economy increased.

     Investment grade corporate holdings boosted returns as credit premiums narrowed. Mortgage-backed securities also added to the Fund's outperformance due to relatively high yields and low market volatility. A small position within emerging market bonds helped returns as stronger economies and debt restructuring brought dividend yields lower.

     We believe global growth will moderate in response to recent monetary tightening by central banks in the U.S., Europe and Japan and the highest oil prices in a decade. We expect inflation to rise as these increased energy prices filter through economies worldwide. The Feds' recent tightening cycle is likely over not that economic growth is cooling, and despite this slowdown, they will remain on the sidelines instead of moving to an easing trend.

     Given this outlook, strategies that enhance yield remain key to performance. We will look to extend duration as near term risks tilt toward slower-than-expected growth and lower rates. Our emphasis will remain on mortgage-backed securities because of superior credit quality and relatively higher yields, but we will selectively take advantage of wide yield premiums on short-maturity, higher-rated corporate issues.

PIMCO Strategic Balanced Fund

September 30, 2000


OBJECTIVE:
Maximum total return.


PORTFOLIO:
S&P 500 Index futures and short-and intermediate-term investment grade bonds.


DURATION RANGE:
0-6 years


FUND INCEPTION DATE:
6/28/96


TOTAL NET ASSETS:
$80.6 million


PORTFOLIO MANAGER:
Bill Gross


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return  For periods ended 9/30/00

                          D Shares
                                          Lipper        60% S&P500       S&P 500
                                           Bal.
                                          Fund Aug.     40% LBAG         Index
--------------------------------------------------------------------------------
1 year                    8.21%           11.31%        11.05%           13.28%
3 years                  10.71%            8.96%        12.53%           16.44%
Inception                14.78%             --            --               --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                                 PIMCO           60% S&P 500           S&P 500
                        Strategic Balanced    40% Lehman Brothers       Index
                                  D          Aggregate Bond Index

      06/30/1996                10,000               10,000             10,000
      07/31/1996                 9,732                9,746              9,558
      08/31/1996                 9,881                9,863              9,760
      09/30/1996                10,348               10,264             10,309
      10/31/1996                10,626               10,525             10,593
      11/30/1996                11,213               11,075             11,394
      12/31/1996                11,007               10,902             11,168
      01/31/1997                11,467               11,324             11,866
      02/28/1997                11,532               11,388             11,959
      03/31/1997                11,156               11,057             11,468
      04/30/1997                11,661               11,520             12,152
      05/31/1997                12,145               11,984             12,892
      06/30/1997                12,504               12,363             13,470
      07/31/1997                13,267               13,086             14,542
      08/31/1997                12,798               12,602             13,727
      09/30/1997                13,255               13,090             14,479
      10/31/1997                13,068               12,904             13,995
      11/30/1997                13,409               13,286             14,643
      12/31/1997                13,611               13,477             14,895
      01/31/1998                13,798               13,635             15,059
      02/28/1998                14,345               14,221             16,145
      03/31/1998                14,823               14,678             16,972
      04/30/1998                14,952               14,797             17,143
      05/31/1998                14,787               14,700             16,848
      06/30/1998                15,216               15,109             17,533
      07/31/1998                15,122               15,025             17,346
      08/31/1998                13,711               13,819             14,838
      09/30/1998                14,513               14,480             15,789
      10/31/1998                15,155               15,156             17,073
      11/30/1998                15,631               15,742             18,108
      12/31/1998                16,218               16,305             19,151
      01/31/1999                16,608               16,760             19,952
      02/28/1999                16,063               16,331             19,332
      03/31/1999                16,585               16,759             20,105
      04/30/1999                16,988               17,170             20,884
      05/31/1999                16,636               16,866             20,391
      06/30/1999                17,252               17,406             21,522
      07/31/1999                16,872               17,051             20,851
      08/31/1999                16,806               16,996             20,747
      09/30/1999                16,627               16,796             20,179
      10/31/1999                17,287               17,459             21,456
      11/30/1999                17,458               17,671             21,892
      12/31/1999                18,013               18,261             23,181
      01/31/2000                17,238               17,687             22,017
      02/29/2000                17,097               17,572             21,600
      03/31/2000                18,169               18,696             23,713
      04/30/2000                17,757               18,337             22,999
      05/31/2000                17,643               18,108             22,527
      06/30/2000                17,890               18,526             23,083
      07/31/2000                17,847               18,420             22,722
      08/31/2000                18,648               19,213             24,133
      09/30/2000                17,992               18,653             22,859

*Past performance is no guarantee of future results. Returns represent the blended performance of the Fund's Class D shares and the prior performance of the Fund's Instl shares. Class D shares were first offered in 4/8/98. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 26 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

PIMCO Funds
--------------------------------------------------------------------------------
StocksPlus                                                                 55.9%
--------------------------------------------------------------------------------
Total Return                                                               40.0%
--------------------------------------------------------------------------------
Short-Term Instruments                                                      4.1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

Strategic Balanced Fund is designed to provide broad exposure to both stocks and bonds using PIMCO's unique StocksPLUS and Total Return investment strategies.

     For the six-month period ended September 30, 2000, the Fund's Class D shares returned -0.98%, slightly underperforming the Lipper Balanced Fund Average, which returned -0.50%. However, the Fund has outperformed the Lipper Average over the three-year and since inception periods ended September 30, 2000. Asset allocation at the end of the quarter leaned modestly toward stocks, with a 65% weight for stocks and 35% for bonds.

     Over the past six months intermediate maturity Treasuries rallied. As a result, the long-portion of the yield curve reverted to a positive slope for the first time since mid-January. This disinversion came amid shifting market sentiment about the economy, Federal reserve policy and the U.S. budget surplus. An overweight fixed income allocation improved performance relative to the benchmark as the Lehman Aggregate Index returned 4.81% as compared to -3.60% for the S&P 500 index over the past six months.

     The equity allocation performed in line with the S&P 500 Index mainly due to the solid performance of mortgage-backed securities (which are held as part of cash backing the S&P 500 futures). The fixed-income portion performed in line with its index as well due to an above-benchmark duration that had a positive effect in a falling interest rate environment.

     We believe global growth will moderate in response to recent monetary tightening by central banks in the U.S., Europe and Japan and the highest oil prices in a decade. We expect inflation to rise as these increased energy prices filter through economies worldwide. The Feds' recent tightening cycle is likely over not that economic growth is cooling, and despite this slowdown, they will remain on the sidelines instead of moving to an easing trend.

     Looking ahead, we expect to move to a neutral 60% equity/40% bond mix in light of stock market volatility and the potential for reduced corporate profits in a slowing economy. On the equity side, we will continue to emphasize mortgages in cash backing strategies because of superior credit quality and higher yields. On the fixed-income side, we will extend duration .25 years above the benchmark as risks tilt toward slower-than-expected growth and lower interest rates.

PIMCO Total Return Fund

September 30, 2000


OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.


PORTFOLIO:
Primarily an intermediate-term portfolio of investment grade bonds.


DURATION RANGE:
3-6 years


FUND INCEPTION DATE:
5/11/87


TOTAL NET ASSETS:
$35.5 billion


PORTFOLIO MANAGER:
Bill Gross


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return  For periods ended 9/30/00

                            D Shares         Lipper Inter.       Lehman Bros.
                                             Inv. Grade Debt     Agg. Bond
                                             Fund Avg.           Index
--------------------------------------------------------------------------------
1 year                          6.78%        5.75%               6.99%
5 years                         7.02%        5.54%               6.47%
10 years                        8.98%        7.58%               8.05%
Inception                       8.74%       --                  --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                               PIMCO             Lehman Brothers
                           Total Return          Aggregate Bond
                                 D                   Index

      05/31/1987              10,000                 10,000
      06/30/1987              10,125                 10,138
      07/31/1987              10,098                 10,130
      08/31/1987              10,072                 10,076
      09/30/1987               9,819                  9,861
      10/31/1987              10,129                 10,212
      11/30/1987              10,201                 10,294
      12/31/1987              10,291                 10,434
      01/31/1988              10,708                 10,801
      02/29/1988              10,828                 10,929
      03/31/1988              10,729                 10,827
      04/30/1988              10,671                 10,768
      05/31/1988              10,615                 10,696
      06/30/1988              10,867                 10,954
      07/31/1988              10,849                 10,897
      08/31/1988              10,899                 10,925
      09/30/1988              11,103                 11,172
      10/31/1988              11,275                 11,383
      11/30/1988              11,172                 11,244
      12/31/1988              11,218                 11,257
      01/31/1989              11,354                 11,419
      02/28/1989              11,279                 11,336
      03/31/1989              11,330                 11,385
      04/30/1989              11,580                 11,624
      05/31/1989              11,859                 11,929
      06/30/1989              12,256                 12,292
      07/31/1989              12,512                 12,554
      08/31/1989              12,293                 12,368
      09/30/1989              12,352                 12,431
      10/31/1989              12,645                 12,737
      11/30/1989              12,752                 12,858
      12/31/1989              12,775                 12,893
      01/31/1990              12,558                 12,740
      02/28/1990              12,588                 12,781
      03/31/1990              12,575                 12,790
      04/30/1990              12,394                 12,673
      05/31/1990              12,797                 13,048
      06/30/1990              13,011                 13,258
      07/31/1990              13,219                 13,441
      08/31/1990              13,007                 13,261
      09/30/1990              13,018                 13,371
      10/31/1990              13,195                 13,541
      11/30/1990              13,525                 13,832
      12/31/1990              13,759                 14,048
      01/31/1991              13,892                 14,222
      02/28/1991              14,083                 14,343
      03/31/1991              14,257                 14,442
      04/30/1991              14,487                 14,598
      05/31/1991              14,591                 14,684
      06/30/1991              14,610                 14,676
      07/31/1991              14,817                 14,880
      08/31/1991              15,216                 15,202
      09/30/1991              15,572                 15,510
      10/31/1991              15,728                 15,682
      11/30/1991              15,860                 15,826
      12/31/1991              16,396                 16,296
      01/31/1992              16,258                 16,074
      02/29/1992              16,398                 16,179
      03/31/1992              16,331                 16,088
      04/30/1992              16,412                 16,204
      05/31/1992              16,749                 16,510
      06/30/1992              16,957                 16,737
      07/31/1992              17,367                 17,078
      08/31/1992              17,511                 17,251
      09/30/1992              17,784                 17,456
      10/31/1992              17,624                 17,224
      11/30/1992              17,635                 17,228
      12/31/1992              17,940                 17,502
      01/31/1993              18,266                 17,838
      02/28/1993              18,670                 18,150
      03/31/1993              18,775                 18,226
      04/30/1993              18,934                 18,353
      05/31/1993              18,974                 18,376
      06/30/1993              19,382                 18,709
      07/31/1993              19,496                 18,815
      08/31/1993              19,935                 19,145
      09/30/1993              20,011                 19,197
      10/31/1993              20,149                 19,269
      11/30/1993              19,967                 19,105
      12/31/1993              20,129                 19,209
      01/31/1994              20,369                 19,468
      02/28/1994              20,000                 19,130
      03/31/1994              19,572                 18,658
      04/30/1994              19,374                 18,509
      05/31/1994              19,277                 18,507
      06/30/1994              19,202                 18,466
      07/31/1994              19,592                 18,832
      08/31/1994              19,643                 18,856
      09/30/1994              19,390                 18,578
      10/31/1994              19,362                 18,562
      11/30/1994              19,361                 18,521
      12/31/1994              19,349                 18,648
      01/31/1995              19,691                 19,017
      02/28/1995              20,148                 19,470
      03/31/1995              20,336                 19,589
      04/30/1995              20,687                 19,863
      05/31/1995              21,337                 20,631
      06/30/1995              21,320                 20,783
      07/31/1995              21,326                 20,736
      08/31/1995              21,651                 20,986
      09/30/1995              21,917                 21,191
      10/31/1995              22,243                 21,466
      11/30/1995              22,719                 21,788
      12/31/1995              23,106                 22,094
      01/31/1996              23,290                 22,240
      02/29/1996              22,718                 21,854
      03/31/1996              22,536                 21,702
      04/30/1996              22,437                 21,580
      05/31/1996              22,372                 21,536
      06/30/1996              22,725                 21,825
      07/31/1996              22,780                 21,885
      08/31/1996              22,754                 21,848
      09/30/1996              23,271                 22,229
      10/31/1996              23,869                 22,721
      11/30/1996              24,428                 23,111
      12/31/1996              24,117                 22,896
      01/31/1997              24,202                 22,966
      02/28/1997              24,250                 23,023
      03/31/1997              23,950                 22,768
      04/30/1997              24,376                 23,109
      05/31/1997              24,620                 23,327
      06/30/1997              24,903                 23,604
      07/31/1997              25,592                 24,240
      08/31/1997              25,365                 24,034
      09/30/1997              25,771                 24,388
      10/31/1997              26,075                 24,742
      11/30/1997              26,189                 24,856
      12/31/1997              26,491                 25,106
      01/31/1998              26,896                 25,428
      02/28/1998              26,815                 25,408
      03/31/1998              26,898                 25,497
      04/30/1998              26,998                 25,630
      05/31/1998              27,306                 25,873
      06/30/1998              27,565                 26,092
      07/31/1998              27,650                 26,148
      08/31/1998              28,085                 26,573
      09/30/1998              28,919                 27,196
      10/31/1998              28,716                 27,052
      11/30/1998              28,817                 27,205
      12/31/1998              28,987                 27,287
      01/31/1999              29,155                 27,482
      02/28/1999              28,613                 27,002
      03/31/1999              28,850                 27,152
      04/30/1999              28,986                 27,238
      05/31/1999              28,667                 26,999
      06/30/1999              28,612                 26,913
      07/31/1999              28,498                 26,799
      08/31/1999              28,515                 26,785
      09/30/1999              28,826                 27,096
      10/31/1999              28,915                 27,196
      11/30/1999              28,976                 27,194
      12/31/1999              28,817                 27,063
      01/31/2000              28,664                 26,974
      02/29/2000              29,011                 27,300
      03/31/2000              29,431                 27,660
      04/30/2000              29,343                 27,581
      05/31/2000              29,331                 27,568
      06/30/2000              29,944                 28,142
      07/31/2000              30,214                 28,397
      08/31/2000              30,682                 28,809
      09/30/2000              30,783                 28,990

*Past performance is no guarantee of future results. Returns represent the blended performance of the Fund's Class D shares and the prior performance of the Fund's Instl shares. Class D shares were first offered in 4/8/98. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 26 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                                1%
--------------------------------------------------------------------------------
1-5 years                                                                    32%
--------------------------------------------------------------------------------
5-10 years                                                                   40%
--------------------------------------------------------------------------------
10-20 years                                                                  16%
--------------------------------------------------------------------------------
20-30 years                                                                  10%
--------------------------------------------------------------------------------
Over 30 years                                                                 1%
--------------------------------------------------------------------------------
Duration:                                                              5.2 years
--------------------------------------------------------------------------------

Sector Breakdown
--------------------------------------------------------------------------------
Mortgage-Backed Securities                                                 48.2%
--------------------------------------------------------------------------------
Corporate Bonds & Notes                                                    26.9%
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                                   9.0%
--------------------------------------------------------------------------------
Short-Term Instruments                                                      5.5%
--------------------------------------------------------------------------------
Asset-Backed Securities                                                     5.4%
--------------------------------------------------------------------------------
Other                                                                       5.0%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                        66.7%
--------------------------------------------------------------------------------
AA                                                                          6.2%
--------------------------------------------------------------------------------
A                                                                          14.7%
--------------------------------------------------------------------------------
BBB                                                                        10.4%
--------------------------------------------------------------------------------
BB                                                                          1.4%
--------------------------------------------------------------------------------
B                                                                           0.6%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class D shares returned 4.58%, outperforming the Lipper Average, which returned 4.02%. Over the same time period, the Fund slightly underperformed its benchmark, the Lehman Aggregate Bond Index, which returned 4.81%. Looking longer term, the Fund outperformed both the Lipper Average and the benchmark over the three-, five-, ten-year and since inception periods ended September 30, 2000.

     The Federal Reserve lifted short-term interest rates by 50 basis points at their May meeting, bringing its total tightening tally for this cycle to six, as concern remained that inflationary pressures were building. Supporting the concern, oil prices surged to their highest level in a decade. But the cumulative impact of 175 basis points of tightening began to slow the economy, as signs emerged that consumer and investment spending was slowing and that the housing sector was cooling.

     During the past six months intermediate maturity Treasury yields fell as optimism grew that the Fed was finished tightening. In general, higher quality bonds outperformed other areas of the bond market, particularly the high yield sector, as concern grew that corporate earnings would slow as the economy cooled.

     As a result, sector strategies were key to performance. An emphasis on mortgage-backed securities enhanced returns due to relatively attractive yields and lower market volatility. Real return bonds also added modestly to relative performance due to a favorable inflation adjustment. A small position in shorter-term, top tier emerging market bonds, acting as a substitute for high yield bonds, had a positive impact as yield premiums narrowed due to stronger economies and debt restructuring. The Fund's near benchmark duration hurt performance slightly as intermediate maturity yields fell.

     Looking ahead, we expect growth will continue to moderate worldwide. We also expect inflation to creep higher in the face of continued wage pressures and escalating energy costs. More Fed tightening is unlikely now that U.S. growth is slowing, but the central bank will also refrain from easing to avoid igniting inflation. A focus on quality will continue to be critical for superior performance as credit deterioration continues.

     Going forward, we anticipate extending duration slightly above the benchmark as near term risks tilt toward slower-than-expected growth and lower interest rates. However, mortgage will continue to be emphasized because of their superior credit quality and relatively high yields. Where possible, we expect to reduce exposure to corporate bonds, which may see price declines as the economy slows.

PIMCO Total Return Mortgage Fund

September 30, 2000


OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.


PORTFOLIO:
Primarily an intermediate-term portfolio of mortgage-backed securities.


DURATION RANGE:
3-6 years


FUND INCEPTION DATE:
7/31/97


TOTAL NET ASSETS:
$16.3 million


PORTFOLIO MANAGER:
W.S. Simon


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return  For periods ended 9/30/00

                         D Shares          Lipper U.S.
                                           Mortgage Fund         Lehman Bros.
                                           Average               Mortgage Index
--------------------------------------------------------------------------------
1 year                     8.01%           6.47%                 7.42%
3 years                    6.41%           5.18%                 6.07%
Inception                  6.60%             --                    --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                                 PIMCO               Lehman Brothers
                              Total Return           Mortgage Index
                                Mortgage
                                   D

     07/31/1997                  10,000                  10,000
     08/31/1997                  10,007                   9,976
     09/30/1997                  10,162                  10,103
     10/31/1997                  10,310                  10,215
     11/30/1997                  10,356                  10,248
     12/31/1997                  10,475                  10,342
     01/31/1998                  10,587                  10,445
     02/28/1998                  10,604                  10,467
     03/31/1998                  10,641                  10,511
     04/30/1998                  10,711                  10,570
     05/31/1998                  10,801                  10,641
     06/30/1998                  10,869                  10,691
     07/31/1998                  10,910                  10,746
     08/31/1998                  11,038                  10,843
     09/30/1998                  11,160                  10,974
     10/31/1998                  11,113                  10,960
     11/30/1998                  11,159                  11,015
     12/31/1998                  11,187                  11,061
     01/31/1999                  11,253                  11,140
     02/28/1999                  11,192                  11,096
     03/31/1999                  11,262                  11,170
     04/30/1999                  11,315                  11,222
     05/31/1999                  11,252                  11,159
     06/30/1999                  11,237                  11,120
     07/31/1999                  11,193                  11,045
     08/31/1999                  11,184                  11,044
     09/30/1999                  11,324                  11,223
     10/31/1999                  11,386                  11,288
     11/30/1999                  11,439                  11,294
     12/31/1999                  11,411                  11,267
     01/31/2000                  11,335                  11,169
     02/29/2000                  11,502                  11,298
     03/31/2000                  11,653                  11,422
     04/30/2000                  11,611                  11,430
     05/31/2000                  11,603                  11,435
     06/30/2000                  11,817                  11,680
     07/31/2000                  11,931                  11,755
     08/31/2000                  12,126                  11,933
     09/30/2000                  12,245                  12,056

*Past performance is no guarantee of future results. Returns represent the blended performance of the Fund's Class D shares and the prior performance of the Fund's Instl shares. Class D shares were first offered in 4/8/98. This Fund concentrates on investments in Mortgage securities, which may entail greater risk than a fully diversified fund. See page 26 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1-5 years                                                                    72%
--------------------------------------------------------------------------------
5-10 years                                                                   15%
--------------------------------------------------------------------------------
10-20 years                                                                  10%
--------------------------------------------------------------------------------
20-30 years                                                                   2%
--------------------------------------------------------------------------------
Over 30 years                                                                 1%
--------------------------------------------------------------------------------
Duration:                                                              4.2 years
--------------------------------------------------------------------------------

Sector Breakdown
--------------------------------------------------------------------------------
Mortgage-Backed Securities                                                 85.0%
--------------------------------------------------------------------------------
Short-Term Instruments                                                     12.9%
--------------------------------------------------------------------------------
Other                                                                       2.1%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                        90.4%
--------------------------------------------------------------------------------
AA                                                                          2.9%
--------------------------------------------------------------------------------
BBB                                                                         6.7%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, the Fund's Class D shares returned 5.06%, outperforming the Lipper Average, which returned 4.76%. Over the same time period, the Fund underperformed its benchmark, the Lehman Mortgage Index, which returned 5.55%. Looking longer term, however, the Fund has outperformed both the Lipper Average and the benchmark over the one-, three-year and since inception periods ended September 30, 2000.

     The Federal Reserve lifted short-term interest rates by 50 basis points at their May meeting, bringing its total tightening tally for this cycle to six, as concern remained that inflationary pressures were building. Supporting the concern, oil prices surged to their highest level in a decade. But the cumulative impact of 175 basis points of tightening began to slow the economy over the past six months, as signs emerged that consumer spending, capital investment and the housing sector were cooling.

     Mortgage-backed securities outpaced Treasuries as investors continued to favor securities with superior credit quality, lower market volatility and attractive yield premiums. Conventional mortgages slightly outperformed GNMAs amid profit taking in GNMAs after their superior performance so far this year.

     The Fund's above-index duration (sensitivity to changes in interest rates) helped performance as intermediate-maturity interest rates fell. Our exposure to GNMA ARMs also enhanced returns as yield spreads of these securities tightened relative to other mortgage securities. The Fund's use of mortgage forward contracts, such as GNMA TBAs, added to returns as the cash backing this exposure was put to work at higher short-term interest rates.

     Looking ahead, we expect growth will continue to moderate worldwide. We also expect inflation to creep higher in the face of continued wage pressures and escalating energy costs. More Fed tightening is unlikely now that U.S. growth is slowing, but the central bank will also refrain from easing to avoid igniting inflation. A focus on quality will continue to be critical for superior performance as credit deterioration continues.

     As a result, we expect to keep duration modestly above the benchmark as near term risks tilt toward lower interest rates in general. We hope to increase our concentration in high coupon mortgages as they offer higher yields at lower durations and are cheaper than they have been historically compared to low coupon issues. We intend to maintain exposure to GNMAs, which have better credit quality than conventional mortgages and trade at similar prices. Finally, we expect to continue to buy mortgages that settle in the future, investing the purchase amount at higher short-term interest rates.

September 30, 2000

FOOTNOTES

     A few notes and definitions are needed for a complete understanding of the performance figures.

     Past performance is no guarantee of future results. Investment return will fluctuate, and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed. Total return measures performance, assuming that all dividends and capital gains distributions were reinvested.

     Total return, both with and without a sales charge, has been presented. For shareholders who have not bought or sold shares during the period quoted, the non-adjusted figures are probably more meaningful than the adjusted figures. The adjusted figures for Class A shares include the effect of paying the maximum initial sales charge of either 4.5% (Long-Term U.S. Government, Foreign Bond, Global Bond II, Emerging Markets Bond, High Yield and Total Return Funds), 3.00% (Real Return Bond, Municipal Bond, Low Duration and StocksPLUS Funds) or 2.00% (Short-Term Fund). The adjusted figures for Class B shares include the effect of paying the contingent deferred sales charge (CDSC), which declines from 5% in the first year to 0% at the beginning of the seventh year. The adjusted figures for Class C shares include the effect of paying the 1% CDSC which may apply to shares redeemed during the first year of ownership.

     +Yield is calculated in accordance with current Securities and Exchange Commission regulations and is based on the one-month period ended September 30, 2000.

     Duration is a measurement of a Fund's price sensitivity expressed in years.

     The credit quality of the investments in the portfolio does not apply to the stability or safety of the fund.

     Line graphs have been included so an investor can compare a Fund's historical performance to that of an appropriate broad-based index. Each index reflects a group of unmanaged securities, and it is not possible to directly invest in an unmanaged index. 60% S&P 500/40% LBAG is an unmanaged index comprised of 60% of the return of the S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index. Salomon 3-Month T-Bill is an index representing monthly return equivalents of yield averages of the last 3 months Treasury Bill issues. First Boston Convertible bond is an unmanaged market index comprised of convertible bonds. Lipper Balanced Index is the 30 largest equal weighted Balanced Funds as compiled by Lipper, Inc. The J.P. Morgan Global Index (Hedged) is an index of currency-hedged U.S. and foreign government bonds. The J.P. Morgan Non-U.S. Index (Hedged) is an index of currency-hedged foreign government bonds. The J.P. Morgan Emerging Markets Plus Index is an index of emerging-market bonds. The Lehman Municipal Bond (General, CA & N.Y.) Indexes are indexes of municipal bonds. The Lehman BB Intermediate Corporate Index is an index of intermediate-term bonds with a BB rating. The Merrill Lynch 1-3 Year Treasury Index is an index made up of U.S. Treasury issues with maturities from one to three years. The Lehman Inflation-Linked Treasury Index is an index of inflation linked Treasury bonds. The Lehman Aggregate Bond Index is an index of a variety of bonds. The Long-Term Treasury Index is an index of long-term government securities. The Lipper Money Market Index is an index of money market funds. The Standard & Poor's 500 Index is an index of stocks of large-capitalization companies. Lehman Bros. is an index of mortgages.

     Lipper averages are calculated by Lipper, Inc., a nationally recognized mutual fund performance evaluation firm. They are total-return performance averages of those funds that are tracked by Lipper, with the investment objective noted. They do not take sales charges into account.

     PIMCO Stocks Funds and PIMCO Bond Funds (excluding Long-Term U.S. Govt. and Municipal Bond) can invest a portion of their assets in foreign securities, which can entail special risks due to foreign economic and political developments. These risks can be enhanced when investing in emerging markets. PIMCO Bond Funds (excluding Long-Term U.S. Govt) can invest in lower-rated bonds, which entail special risks such as less liquidity and possibility of default.

     An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

     For additional information on the PIMCO equity funds, contact your financial advisor to receive a prospectus that contains more complete information, including charges and expenses. Or contact PIMCO Funds Distributors LLC at 2187 Atlantic Street, Stamford, CT 06902, www.pimcofunds.com, 1-800-426-0107. Please read the prospectus carefully before you invest or send money.

Schedule of Investments
California Intermediate Municipal Bond Fund
September 30, 2000 (Unaudited)                             Principal
                                                              Amount       Value
                                                              (000s)      (000s)
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 99.9%
--------------------------------------------------------------------------------
California 83.3%
Anaheim, California Public Financing Authority
Revenue Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027                                         $  150      $  152

Antioch, California Public Financing Authority Reassessment
Revenue Bonds, Series 1998-B
5.500% due 09/02/2008                                            495         503

California Educational Facilities Authority Revenue
Bonds, Series 1997-A
5.700% due 10/01/2015                                            135         141

California Health Facilities Financing Authority
Revenue Bonds, (AMBAC Insured), Series 1996-B
4.750% due 07/01/2012 (b)                                      1,100       1,100

California Health Facilities Financing Authority
Revenue Bonds, (MBIA Insured), Series 1998
4.750% due 09/01/2028 (b)                                      2,000       2,000
5.375% due 08/15/2030                                          1,100       1,070

California Health Facilities Financing Authority
Revenue Bonds, Series 1998-B
5.250% due 10/01/2014                                          3,000       2,907

California Housing Finance Agency Revenue Bonds,
(FNMA Insured), Series 1993
4.500% due 07/15/2013 (b)                                        100         100

California Housing Finance Agency Revenue Bonds,
(SPA-Landesbank Hessen Insured), Series 2000-B
4.500% due 02/01/2035 (b)                                        400         400

California Housing Financial Agency Revenue Bonds,
(AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011                                            100         106

California Pollution Control Financing Authority
Revenue Bonds, Series 1999-A
4.500% due 08/01/2003                                            150         150

California State Department of Water Resources
Central Valley Project Revenue Bonds, Series 1998-U
5.000% due 12/01/2029                                          2,500       2,272

California State Department Veteran Affairs Home
Revenue Bonds, Series 2000-B
4.900% due 12/01/2005                                            500         505

California State Economic Development Financing
Authority Industrial Development Revenue Bonds,
(LOC-U.S. Bank Insured), Series 1997
5.150% due 08/01/2027 (b)                                        780         780

California State General Obligation Bonds,
(AMBAC Insured), Series 1991
6.500% due 09/01/2006                                          2,500       2,781

California State General Obligation Bonds,
(FGIC Insured), Series 1997
5.000% due 10/01/2004                                            325         334

California State General Obligation Bonds,
(MBIA Insured), Series 1991
6.600% due 02/01/2011                                          1,000       1,163

California State General Obligation Bonds,
(MBIA Insured), Series 1992
7.500% due 10/01/2007                                            400         474

California State General Obligation Bonds,
Series 1991
6.500% due 09/01/2010                                          1,730       1,997

California State General Obligation
Bonds, Series 1997-BL
5.300% due12/01/2012                                             400         411

California State General Obligation
Bonds, Series 2000
5.250% due 03/01/2005                                            100         104
5.500% due 05/01/2011                                          3,250       3,478
5.250% due 03/01/2013                                            300         310
4.850% due 01/01/2027 (b)                                      1,500       1,313

California State Public Works Board Lease
Revenue Bonds, Series 1994-A
6.375% due 11/01/2014                                            500         549

California Statewide Communities
Development Authority
Apartment Development Revenue Bonds,
Series 1998-A-3
5.100% due 05/15/2025                                          2,000       1,955

California Statewide Communities
Development Authority Certificates
of Participation, (AMBAC Insured), Series 1995
4.750% due 07/01/2015 (b)                                        400         400

California Statewide Communities
Development Authority Certificates
of Participation, Series 1994
6.500% due 07/01/2015                                          1,000       1,096

Capistrano, California Unified School
District Community Facilities
District Special Tax Bonds, Series 1997
7.100% due 09/01/2021                                          2,000       2,290

Capistrano, California Unified School
District Community Facilities
District Special Tax Bonds, Series 1999
5.700% due 09/01/2020                                          1,500       1,457

Chico, California Public Financing
Authority Revenue Bonds,
(FSA Insured), Series 1996
5.200% due 04/01/2011                                            485         504

Chula Vista, California Special Tax
Bonds, Series 2000-1
6.350% due 09/01/2017                                            230         235
6.400% due 09/01/2018                                            120         123

Contra Costa County, California
Multifamily Mortgage Revenue Bonds,
(LOC-Bank of America NT & SA Insured),
Series 1987-A 4.400% due 12/01/2017 (b)                        1,300       1,300

Corona, California Community Facilities District
Special Tax Bonds, Series 1998
5.875% due 09/01/2023                                          1,000         978

East Bay, California Regional Park
District General Obligation Bonds, Series 1998
5.000% due 09/01/2017                                          2,000       1,960

Evergreen, California School District
General Obligation Bonds,
(FGIC Insured), Series 2000-C
10.000% due 09/01/2005                                           465         579
10.000% due 09/01/2006                                           380         490

Foothill Eastern Transportation Corridor
Agency Toll Road Revenue Bonds, (MBIA Insured),
Series 1999
5.875% due 01/15/2027                                          2,500       1,490

Irvine Ranch, California Water District
Revenue Bonds, (LOC-Landesbank Hessen-Thrgn Insured),
Series 1985
4.750% due 10/01/2010 (b)                                      1,300       1,300

Irvine, California Improvement Bond Act 1915
Revenue Bonds, (LOC-Societe Generale Insured),
Series 1997
4.750% due 09/02/2022 (b)                                      2,668       2,668

Irvine, California Improvement Bond Act
1915 Special Assessment,
(LOC-KBC Bank N.V. Insured),
Series 1996-A
4.750% due 09/02/2021 (b)                                        400         400



                                                       See accompanying notes 27

California Intermediate Municipal Bond Fund
September 30, 2000 (Unaudited)                            Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
Irvine, California Improvement Bond Act 1915 Special
Assessment, (LOC-KBC Bank N.V. Insured), Series 1999
4.750% due 09/02/2024 (b)                                     $1,600      $1,600

Livermore Valley, California Joint Unified School District
General Obligation Bonds, (MBIA Insured), Series 2000
6.500% due 08/01/2003                                          1,000       1,061

Long Beach, California Harbor Revenue Bonds,
(MBIA Insured), Series 1995
6.500% due 05/15/2005                                            220         238

Long Beach, California Harbor Revenue Bonds, Series 1993
4.700% due 05/15/2004                                            150         151

Los Angeles County, California Transportation
Commission Certificates of Participation, Series 1992-B
6.250% due 07/01/2004                                            500         525

Los Angeles, California Community Redevelopment Agency
Certificates of Participation Revenue Bonds, Series 1984
7.550% due 11/01/2008                                            415         460

Los Angeles, California Department of Water & Power
Electric Plant Revenue Bonds, Series 2000 276
3.480% due 11/15/2010 (b)                                        200         200

Los Angeles, California Department of Water & Power
Waterworks Revenue Bonds, (MBIA Insured), Series 1994
6.375% due 07/01/2034                                          2,150       2,333

Los Angeles, California State Building Authority Lease
Revenue Bonds, Series 1999-A
4.600% due 10/01/2007                                            150         151

Los Angeles, California Unified School District General
Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010                                             30          31

Los Angeles, California Wastewater System Revenue
Bonds, (MBIA Insured), Series 1998-C
4.000% due 06/01/2015                                          1,770       1,542

Metropolitan Water District Southern California
General Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007                                            150         174

Metropolitan Water District Southern California
Revenue Bonds, (SPA-Westdeutsche Landesbank Insured),
Series 2000 4.700% due 07/01/2035 (b)                            200         200

Metropolitan Water District Southern California
Revenue Bonds, Series 1993
6.050% due 10/30/2020 (b)                                        600         592

Newport Beach, California Revenue Bonds,
(SPA-Bank of America NT & SA Insured), Series 1996-A
5.400% due 10/01/2026 (b)                                        300         300

Newport Beach, California Revenue Bonds,
(SPA-Bank of America NT & SA Insured), Series 1996-B
5.350% due 10/01/2026 (b)                                        100         100

Newport Beach, California Revenue Bonds,
(SPA-Bank of America NT & SA Insured), Series 1996-C
5.400% due 10/01/2026 (b)                                        100         100

Orange County, California Airport Revenue Bonds,
(MBIA Insured), Series 1993
5.250% due 07/01/2006                                          1,565       1,612

Orange County, California Improvement Bond
Special Assessment, (LOC-Societe Generale &
LOC-KBC Bank N.V. Insured), Series 1988
4.750% due 09/02/2018 (b)                                      1,900       1,900

Orange County, California Local Transportation Authority
Sales Tax Revenue Bonds, (AMBAC-TCRS Insured),
Series 1992 6.200% due 02/14/2011                             $3,250      $3,640

Orange County, California Revenue Bonds,
(MBIA Insured), Series 1995-A
6.000% due 06/01/2010                                          1,000       1,114

Orange County, California Sanitation District
Certificates of Participation, (LOC-National
Westminster Insured), Series 1990
4.750% due 08/01/2015 (b)                                      3,665       3,665

Orange County, California Water District
Certificates of Participation, (LOC-Bayerishe
Landesbank Insured), Series 1990
4.500% due 08/15/2015 (b)                                        700         700

Otay, California Water District Certificates of
Participation, (LOC-Landesbank Hessen-Thrgn Insured),
Series 1996
4.400% due 09/01/2026 (b)                                        200         200

Oxnard, California Improvement Bond Act 1915
Special Assessment, Series 1997
5.500% due 09/02/2004                                          1,215       1,234

Pacific Housing & Finance Agency, California
Revenue Bonds, (MBIA Insured), Series 1999
4.625% due 12/01/2004                                            250         253

Pioneers Memorial Healthcare District, California
General Obligation Bonds, (AMBAC Insured),
Series 1998
5.125% due 10/01/2024                                          1,000         949

Port of Oakland, California Revenue
Bonds, (FGIC Insured), Series 2000
5.500% due 11/01/2009                                            500         530

Redding, California Electric System
Revenue Certificates of Participation, (FGIC
Insured), Series 1993
5.684% due 06/28/2019                                            500         507

Riverside County, California Asset Leasing
Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010                                            250         263

Sacramento County, California Sanitation District
Financing Authority Revenue Bonds,
(LOC-Credit Agricole Indosez Insured),
Series 2000
4.500% due 12/01/2030 (b)                                      1,900       1,900

Sacramento County, California Sanitation District
Financing Authority Revenue Bonds,
Series 2000-A
4.900% due 12/01/2007                                          1,000       1,032
5.100% due 12/01/2009                                          1,000       1,048
5.100% due 12/01/2010                                          1,000       1,046

Sacramento, California Municipal Utility
District Revenue Bonds, Series 1983-M
9.000% due 04/01/2013                                            960       1,245

San Bernardino County, California Housing Authority
Multifamily Housing Revenue Bonds, (LOC-California
Federal Bank & LOC-Federal Home Loan Bank Insured),
Series 1993
3.250% due 02/01/2023 (b)                                        400         400

San Francisco, California City & County Airport
Commission International Airport Revenue Bonds
(FGIC Insured), Series 1996,-12-A
5.625% due 05/01/2005                                            400         418

San Francisco, California City & County Airport
Commission International Airport Revenue Bonds,
(FSA Insured), Series 1998-16A
5.500% due 05/01/2015                                            300         306

28 See accompanying notes

                                                          Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
San Francisco, California City & County Airport
Commission International Airport Revenue Bonds,
(MBIA Insured), Series 1996-14A
8.000% due 05/01/2005                                        $   500     $   569

San Francisco, California City & County Public
Utilities Commission Revenue Bonds,
Series 1992-A
6.400% due 11/01/2007                                          2,500       2,647

San Jose, California Multifamily Housing Revenue
Bonds, (LOC-Bay View Bank N.A. & LOC-Federal Home
Loan Bank Insured), Series 1999
4.950% due 06/01/2039                                          1,000       1,003

San Jose, California Redevelopment Agency Tax
Allocation, (MBIA Insured), Series 1993
6.000% due 08/01/2010                                            600         669

San Pablo, California Redevelopment Agency
Revenue Bonds, Series 1979
8.000% due 10/01/2011                                            145         168

Santa Margarita/Dana Point Authority, California
Revenue Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006                                            150         172

Santa Rosa, California Multifamily Housing
Revenue Bonds, (LOC-U.S. Bank N.A. Insured),
Series 1997-A 4.600% due 06/01/2027 (b)                          100         100

South Tahoe, California Joint Powers Financing
Authority Revenue Bonds, Series 1999-A
7.300% due 10/01/2007                                            150         154

Stockton, California Certificates of Participation,
Series 1999 4.750% due 08/01/2006                                120         121
                                                                        --------
                                                                          83,648
                                                                        ========
Puerto Rico 12.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009                                          3,000       3,459

Puerto Rico Commonwealth General Obligation Bonds,
(MBIA Insured), Series 1995
5.200% due 07/01/2006                                            410         429

Puerto Rico Commonwealth Highway & Transportation
Authority Highway Revenue Bonds, Series 1993-X
5.350% due 07/01/2005                                          5,000       5,137

Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Bonds, Series 1993-X
5.200% due 07/01/2003                                            500         510

Puerto Rico Commonwealth Infrastructure Financing
Authority Revenue Bonds, (AMBAC Insured),
Series 1998-A 5.250% due 07/01/2010                              150         157

Puerto Rico Electric Power Authority Power Revenue
Bonds, Series 1995-X
6.125% due 07/01/2021                                            500         548

Puerto Rico Industrial Tourist Educational, Medical &
Environmental Control Facilities Revenue Bonds,
Series 2000 5.300% due 11/15/2005                                250         255

Puerto Rico Industrial Tourist Environmental Central
Facilities Revenue Bonds, Series 2000
5.300% due 11/15/2004                                            150         153

Puerto Rico Municipal Finance Agency General
Obligation Bonds, (FSA Insured), Series 1999-A
5.000% due 08/01/2004                                    $   1,000     $   1,027

Puerto Rico Public Finance Corp. Revenue Bonds,
(AMBAC Insured), Series 1998-A
5.000% due 06/01/2007                                          500           517
                                                                       ---------
                                                                          12,192
                                                                       =========
Virgin Islands 4.5%
Virgin Islands Public Finance Authority
Revenue Bonds, Series 1998-C
5.500% due 10/01/2008                                        3,000         3,015
5.500% due 10/01/2007                                        1,500         1,508
                                                                       ---------
                                                                           4,523
                                                                       ---------
Total Municipal Bonds & Notes                                            100,363
(Cost $97,895)                                                         =========
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 0.1%
--------------------------------------------------------------------------------
Commercial Paper 0.1%
R & T California Money Market
     3.710% due 10/02/2000                                     154           154
                                                                       ---------
Total Short-Term Instruments                                                 154
(Cost $154)                                                            =========

Total Investments (a) 100%                                             $ 100,517
(Cost $98,049)

Other Assets and Liabilities (Net) (0.0%)                                   (26)
                                                                       ---------
Net Assets 100.0%                                                      $ 100,491
                                                                       =========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net
unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                         $   2,491

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                            (23)
                                                                       ---------
Unrealized appreciation-net                                            $   2,468
                                                                       =========
(b) Variable rate security. The rate listed is as of September 30, 2000.


                                                       See accompanying notes 29

Schedule of Investments
California Municipal Bond Fund
September 30, 2000 (Unaudited)                             Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 97.3%
--------------------------------------------------------------------------------

California 67.6%
California State Department Water Center
Revenue Bonds, Series 1993
8.375% due 12/01/2003                                         $  150      $  168

California State General Obligation,
(FGIC Insured), Series 1997
6.600% due 02/01/2011                                            500         581

Capistrano Unified School District Community
Facilities District Special Tax Bond, Series 1999
5.700% due 09/01/2020                                            500         486

Chula Vista California Special Tax Bond, Series 2000-1
6.400% due 09/01/2018                                            125         128

Corona Community Facilities District Special
Tax Bond, Series 1998
5.875% due 09/01/2023                                            150         147

East Bay Municipal Utility District Wastewater Treatment
System Revenue Bonds, (AMBAC Insured), Series 1993
6.420% due 06/01/2013                                            400         415

Foothill Eastern Transportation Corridor Agency Toll
Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2027                                            500         298

Los Angeles County Transportation Commission
Certificates of Partnership, Series 1992
6.250% due 07/01/2004                                            500         525

Los Angeles Department of Water & Power Waterworks
Revenue Bonds, (MBIA Insured), Series 1994
6.375% due 07/01/2034                                            350         380

Los Angeles, California Wastewater System
Revenue Bonds, (MBIA Insured), Series 1998-C
4.000% due 06/01/2015                                            400         348

Metropolitan Water District Southern California
Revenue Bonds, Series 1993
6.253% due 10/30/2020                                            200         197

Orange County California Revenue Bonds, Series 1995
6.000% due 06/01/2010                                            750         835

Orange County Local Transportation Authority Sales Tax
Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011                                            750         840

Pioneers Memorial Healthcare District
General Obligation, Series 1998
5.125% due 10/01/2024                                            400         380

San Jose Redevelopment Agency Tax
Allocation, (MBIA Insured), Series 1993
6.000% due 08/01/2010                                            300         335

Southern California Public Power Authority
Revenue Bonds, (FSA-CR Insured), Series 1993
5.000% due 07/01/2015                                            110         107
                                                                          ------
                                                                           6,170
                                                                          ======
Puerto Rico 25.3%
Puerto Rico Aqueduct & Sewer Authority Revenue
Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009                                          2,000       2,306
                                                                        --------
Virgin Islands 4.4%
Virgin Islands Public Finance Authority Revenue Bonds,
Series 1998-C 5.500% due 10/01/2008                              405         407
                                                                        --------
Total Municipal Bonds & Notes                                              8,883
(Cost $8,665)                                                           ========

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 1.2%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities (b)
     3.625% due 07/15/2002                                       108         108
                                                                        --------
Total U.S. Treasury Obligations                                              108
(Cost $107)                                                             ========

Total Investments (a) 98.5%                                             $  8,991
(Cost $8,772)

Other Assets and Liabilities (Net) 1.5%                                      137
                                                                        --------
Net Assets 100.0%                                                       $  9,128
                                                                        ========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net
unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation
for all investments in which there was an excess
of value over tax cost.                                                  $   219

Aggregate gross unrealized depreciation
for all investments in which there was an excess
of tax cost over value.                                                        0
                                                                        --------
Unrealized appreciation-net                                              $   219
                                                                        ========
(b) Principal amount of the security is adjusted for inflation.

30 See accompanying notes

Schedule of Investments

Convertible Fund
September 30, 2000 (Unaudited)                             Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
   CONVERTIBLE BONDS & NOTES 71.9%
--------------------------------------------------------------------------------
Banking & Finance 5.8%
ACOM Co. Ltd.
     0.000% due 03/31/2002                                 $  50,000     $   501
Exchangeable Certificates Corp.
     0.250% due 04/12/2005                                     5,950       5,783
Hellenic Finance
     2.000% due 07/15/2003                                       500         443
JMH Finance Ltd.
     4.750% due 09/06/2007                                     1,200       1,237
Merrill Lynch & Co.
     1.000% due 07/20/2006                                     1,775       1,356
                                                                         -------
                                                                           9,320
                                                                         =======
Energy 1.8%
Diamond Offshore Drilling
     3.750% due 02/15/2007                                     2,560       2,902
                                                                         -------
Health Care 16.4%
Alza Corp.
     0.000% due 07/28/2020                                     7,750       5,406
Athena Neurosciences, Inc.
     4.750% due 11/15/2004                                       750       1,150
Centocor, Inc.
     4.750% due 02/15/2005                                     2,100       2,698
Ivax Corp.
     5.500% due 05/15/2007                                     2,300       3,355
Mercury Interactive Corp.
     4.750% due 07/01/2007                                     1,800       2,786
Millennium Pharmaceuticals
     5.500% due 01/15/2007                                     1,500       2,837
Roche Holdings, Inc.
     0.000% due 01/19/2015                                     2,950       2,817
Vertex Pharmaceuticals
     5.000% due 03/14/2007                                     3,000       3,495
Wellpoint Health Network, Inc.
     0.000% due 07/02/2019                                     2,000       1,573
                                                                         -------
                                                                          26,117
                                                                         =======
Industrial 5.0%
Celestica, Inc.
     0.000% due 08/01/2020                                     3,500       1,750
Dupont Photomasks, Inc.
     0.000% due 07/24/2004                                       800         774
Kohls Corp.
     0.000% due 06/12/2020                                     2,500       1,469
Solectron Corp.
     0.000% due 01/27/2019                                     2,000       1,475
Young & Rubicam, Inc.
     3.000% due 01/15/2005                                     2,500       2,466
                                                                         -------
                                                                           7,934
                                                                         =======
Technology 36.3%
Analog Devices, Inc.
     4.750% due 10/01/2005                                     3,200       3,353
ASM Lithography Holding
     4.250% due 11/30/2004                                     2,000       2,250
     2.500% due 04/09/2005                                     1,500       1,160
AT&T - Liberty Media Group
     4.000% due 11/15/2029                                     3,200       3,004
Clear Channel Communications, Inc.
     1.500% due 12/01/2002                                       650         604
     2.630% due 04/01/2003                                     3,300       3,622
Comverse Technology, Inc.
     4.500% due 07/01/2005                                     1,040       5,305
Exodus Communications, Inc.
     4.750% due 07/15/2008                                     2,000       3,075
Hewlett Packard Co.
     0.000% due 10/14/2017                                     4,450       3,271
I2 Technologies, Inc.
     5.250% due 12/15/2006                                     2,500       6,653
Juniper Networks, Inc.
     4.750% due 03/15/2007                                     2,000       3,082
Lattice Semiconductor Co.
     4.750% due 11/01/2006                                     1,600       2,318
LSI Logic Corp.
     4.250% due 03/15/2004                                       500         990
Nextel Communications, Inc.
     5.250% due 01/15/2010                                     3,000       2,828
Sanmina Corp.
     4.250% due 05/01/2004                                       700       1,579
     0.000% due 09/12/2020                                     7,000       3,103
SCI Systems, Inc.
     3.000% due 03/15/2007                                     2,750       2,753
Stmicroelectron
     0.000% due 09/22/2009                                     1,900       2,522
U.S. Cellular Corp.
     0.000% due 06/15/2015                                     3,600       2,466
Veritas Software Corp.
     1.860% due 08/13/2006                                     1,000       4,110
                                                                        --------
                                                                          58,048
                                                                        ========
Utilities 6.6%
AES Corp.
     4.500% due 08/15/2005                                       750       1,932
AES Trust VII
     6.000% due 01/01/2000                                        24       1,995
Alliant Energy Resources, Inc.
     4.910% due 01/01/2000                                        33       1,982
Kerr-McGee Corp.
     5.250% due 02/15/2010                                     1,000       1,247
Nabors Industries, Inc.
     0.000% due 06/20/2020                                     4,900       3,418
                                                                        --------
                                                                          10,574
                                                                        --------
Total Convertible Bonds & Notes                                          114,895
(Cost $99,333)                                                          ========
--------------------------------------------------------------------------------
   CONVERTIBLE PREFERRED STOCK 23.3%
--------------------------------------------------------------------------------
                                                              Shares
Banking & Finance 3.2%
Metlife Capital Trust I Cvt. Pfd.
     5.680% due 01/01/2000                                    61,000       5,078
                                                                        --------
Energy 6.4%
Apache Corp. Cvt. Pfd.
     6.500% due 05/15/2002                                    17,000         872
Coastal Corp. Cvt. Pfd.
     6.625% due 08/16/2002                                    10,000         416
Kerr-McGee Corp. Cvt. Pfd.
     5.500% due 08/01/2004                                   108,900       5,918
Valero Energy Cvt. Pfd.
     7.750% due 08/18/2003                                   100,500       2,952
                                                                        --------
                                                                          10,158
                                                                        ========
Industrial 5.2%
Decs Trust VI Cvt. Pfd.
     6.250% due 11/15/2002                                    40,000       1,800
Qwest Trends Trust Cvt. Pfd.
     2.400% due 01/01/2000                                    25,000       1,969
Sealed Air Corp. Cvt. Pfd.
     4.000% due 04/01/2018                                     2,000          90
Times Mirror Co. Cvt. Pfd.
     4.250% due 03/15/2001                                     4,000         339
Tribune Co. Cvt. Pfd.
     2.000% due 05/15/2029                                    35,100       4,168
                                                                        --------
                                                                           8,366
Utilities 8.5%                                                          ========
Calpine Capital Trust III Cvt. Pfd.
     5.000% due 01/01/2000                                    70,000       4,489
Enron Corp. Cvt. Pfd.
     7.000% due 07/31/2002                                   108,000       3,841
MediaOne Group, Inc. Cvt. Pfd.
     6.250% due 08/15/2001                                     9,500         791
SEI Trust I Cvt. Pfd.
     6.250% due 10/01/2030                                    50,000       3,294
Weatherford International, Inc. Cvt Pfd.
     5.000% due 11/01/2027                                    25,000       1,191
                                                                        --------
                                                                          13,606
                                                                        --------
Total Convertible Preferred Stock                                         37,208
(Cost $30,604)                                                          ========


                                                       See accompanying notes 31

Convertible Fund
September 30, 2000 (Unaudited)
                                                                           Value
                                                              Shares      (000s)
--------------------------------------------------------------------------------
     COMMON STOCKS 5.0%
--------------------------------------------------------------------------------
Communications 0.0%
Leap Wireless International, Inc.                                344    $     22

Consumer Discretionary 1.2%
Time Warner, Inc.                                             24,792       1,940

Technology 3.8%
EMC Corp.                                                     60,668       6,014
                                                                        --------
Total Common Stocks                                                        7,976
(Cost $5,207)                                                           ========
--------------------------------------------------------------------------------
     SHORT-TERM INSTRUMENTS 2.9%
--------------------------------------------------------------------------------
                                                           Principal
                                                              Amount
                                                              (000s)
Commercial Paper 2.5%
Federal Home Loan Mortgage Corp.
        6.440% due 10/12/2000                              $   2,600       2,595
General Electric Capital Corp.
        6.470% due 12/20/2000                                    700         690
Ingersoll-Rand Co.
        6.840% due 10/02/2000                                    700         700
                                                                        --------
                                                                           3,985
Repurchase Agreements 0.4%                                              ========
State Street Bank
        5.850% due 10/02/2000                                    576         576
        (Dated 9/29/2000. Collateralized
        by Federal Home Loan Bank
        7.090% due 09/19/2003 valued at $590.
        Repurchase proceeds are $576.)
                                                                        --------
Total Short-Term Instruments                                               4,561
(Cost $4,561)                                                           ========

Total Investments (a) 103.1%                                          $  164,640
(Cost $139,705)

Other Assets and Liabilities (Net) (3.1%)                                (4,967)
                                                                      ----------
Net Assets 100.0%                                                     $  159,673
                                                                      ==========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net
unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                        $   29,506

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (4,571)
                                                                      ----------
Unrealized appreciation-net                                           $   24,935
                                                                      ==========

32 See accompanying notes

Schedule of Investments

Emerging Markets Bond Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
ARGENTINA 3.5%
--------------------------------------------------------------------------------
Republic of Argentina
   7.375% due 03/31/2005 (d)                       $       540     $        498
  11.375% due 01/30/2017 (f)                             1,100              985
   6.875% due 03/31/2023                                   500              343
                                                                   -------------
Total Argentina                                                           1,826
(Cost $1,818)                                                      =============
--------------------------------------------------------------------------------
BERMUDA 0.4%
--------------------------------------------------------------------------------
IMEXA Export Trust
  10.125% due 05/31/2003                           $       214              213
                                                                   -------------
Total Bermuda                                                               213
(Cost $210)                                                        =============
--------------------------------------------------------------------------------
BRAZIL 29.9%
--------------------------------------------------------------------------------
Republic of Brazil
   7.375% due 04/15/2006 (d)(f)                    $     6,354            5,996
  14.500% due 10/15/2009 (f)                             2,300            2,536
   7.437% due 04/15/2012                                   500              385
   8.000% due 04/15/2014 (f)                               868              669
   6.937% due 04/15/2024                                   400              319
  12.250% due 03/06/2030 (f)                             4,950            4,505
  11.000% due 08/17/2040                                 1,297            1,036
                                                                   -------------
Total Brazil                                                             15,446
(Cost $15,215)                                                     =============
--------------------------------------------------------------------------------
BULGARIA 6.0%
--------------------------------------------------------------------------------
Republic of Bulgaria
   7.062% due 07/28/2011                           $     1,250              947
   7.062% due 07/28/2024 (d)                             2,810            2,150
                                                                   -------------
Total Bulgaria                                                            3,097
(Cost $3,185)                                                      =============
--------------------------------------------------------------------------------
COLOMBIA 1.0%
--------------------------------------------------------------------------------
Republic of Colombia
   7.625% due 02/15/2007                           $       420              322
   8.700% due 02/15/2016                                   130               89
  11.750% due 02/25/2020                                   100               85
                                                                   -------------
Total Colombia                                                              496
(Cost $504)                                                        =============
--------------------------------------------------------------------------------
JORDAN 2.5%
--------------------------------------------------------------------------------
Kingdom of Jordan
   6.000% due 12/23/2023                           $     1,700            1,270
                                                                   -------------
Total Jordan                                                              1,270
(Cost $1,190)                                                      =============
--------------------------------------------------------------------------------
MALAYSIA 5.0%
--------------------------------------------------------------------------------
Republic of Malaysia
   6.875% due 05/15/2001                           $     1,500            1,500
   8.750% due 06/01/2009                                 1,000            1,052
                                                                   -------------
Total Malaysia                                                            2,552
(Cost $2,541)                                                      =============
--------------------------------------------------------------------------------
MEXICO 23.4%
--------------------------------------------------------------------------------
Nacional Financiera
   8.565% due 05/08/2003                           $     1,500            1,523
United Mexican States
   8.500% due 02/01/2006                                 1,500            1,501
  10.375% due 02/17/2009                                   650              709
   9.875% due 02/01/2010                                 1,250            1,332
   6.250% due 12/31/2019                                 2,900            2,607
   7.312% due 12/31/2019                                 1,650            1,724
   7.925% due 12/31/2019                                   525              549
  11.500% due 05/15/2026                                 1,725            2,098
United Mexican States Recovery Rights
   0.000% due 06/30/2003                                 3,980                0
                                                                   -------------
Total Mexico                                                             12,043
(Cost $11,588)                                                     =============
--------------------------------------------------------------------------------
MOROCCO 1.2%
--------------------------------------------------------------------------------
Republic of Morocco
   7.750% due 01/01/2009                           $       699     $        619
                                                                   -------------
Total Morocco                                                               619
(Cost $626)                                                        =============
--------------------------------------------------------------------------------
NIGERIA 0.8%
--------------------------------------------------------------------------------
Central Bank of Nigeria
   6.250% due 11/15/2020                           $       750              433
Central Bank of Nigeria - Warrant
   0.000% due 11/15/2020                                     1                0
                                                                   -------------
Total Nigeria                                                               433
(Cost $421)                                                        =============
--------------------------------------------------------------------------------
PANAMA 4.2%
--------------------------------------------------------------------------------
Republic of Panama
   7.930% due 05/10/2002                           $        92               91
   4.500% due 07/17/2014                                 1,750            1,414
   8.875% due 09/30/2027                                   335              281
   9.375% due 04/01/2029                                   400              385
                                                                   -------------
Total Panama                                                              2,171
(Cost $2,186)                                                      =============
--------------------------------------------------------------------------------
PERU 3.9%
--------------------------------------------------------------------------------
Republic of Peru
   3.750% due 03/07/2017                           $     2,100            1,174
   4.500% due 03/07/2017                                 1,310              817
                                                                   -------------
Total Peru                                                                1,991
(Cost $2,105)                                                      =============
--------------------------------------------------------------------------------
PHILIPPINES 1.2%
--------------------------------------------------------------------------------
Republic of Philippines
   7.937% due 12/01/2007                           $        66               53
   9.875% due 01/15/2019                                   275              225
   9.875% due 01/15/2019 (f)                               410              337
                                                                   -------------
Total Philippines                                                           615
(Cost $642)                                                        =============
--------------------------------------------------------------------------------
POLAND 2.9%
--------------------------------------------------------------------------------
Republic of Poland
   6.000% due 10/27/2014                           $       615              566
   3.500% due 10/27/2024                                 1,475              929
                                                                   -------------
Total Poland                                                              1,495
(Cost $1,447)                                                      =============

--------------------------------------------------------------------------------
RUSSIA 7.8%
--------------------------------------------------------------------------------
Russian Federation
   9.250% due 11/27/2001                                   100               97
   8.750% due 07/24/2005                                   700              555
   6.057% due 12/15/2015                                   505              175
  11.000% due 07/24/2018                                   650              475
   0.000% due 12/15/2020                                 3,300            1,122
  12.750% due 06/24/2028                                 1,850            1,615
                                                                   -------------
Total Russia                                                              4,039
(Cost $3,319)                                                      =============
--------------------------------------------------------------------------------
SOUTH KOREA 4.8%
--------------------------------------------------------------------------------
Hanvit Bank
  11.750% due 03/01/2010                           $       200              199
  12.750% due 03/01/2010                                   250              255
Korea Development Bank
   9.450% due 03/15/2001                                   500              506
   7.125% due 09/17/2001                                   500              499
Republic of Korea
   8.875% due 04/15/2008                                   975            1,024
                                                                   -------------
Total South Korea                                                         2,483
(Cost $2,436)                                                      =============


                                                       See accompanying notes 33

Schedule of Investments
Emerging Markets Bond Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
TURKEY 0.6%
--------------------------------------------------------------------------------
Export Credit Bank of Turkey
  11.500% due 02/25/2005                           $       100     $         99
Republic of Turkey
  11.875% due 11/05/2004                                   215              224
                                                                   -------------
Total Turkey                                                                323
(Cost $321)                                                        =============
--------------------------------------------------------------------------------
VENEZUELA 6.2%
--------------------------------------------------------------------------------
Republic of Venezuela
   7.875% due 12/18/2007 (d)                       $     1,607            1,381
   6.750% due 03/31/2020                                 1,100              825
   9.250% due 09/15/2027                                 1,500            1,014
Republic of Venezuela - Warrant
   0.000% due 04/15/2020                                     6                0
                                                                   -------------
Total Venezuela                                                           3,220
(Cost $3,133)                                                      =============
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 7.7%
--------------------------------------------------------------------------------
Commercial Paper 5.6%
Alcoa, Inc.
   6.450% due 12/06/2000                           $       200              198
General Electric Capital Corp.
   6.470% due 12/13/2000-12/20/2000 (e)                  1,400              888
Ingersoll-Rand Co.
   6.740% due 11/15/2000                                   400              397
International Paper Co.
   6.700% due 10/05/2000                                   400              400
National Power Corp.
   7.625% due 11/15/2000                                 1,000            1,000
                                                                   -------------
                                                                          2,883
                                                                   =============
Repurchase Agreement 2.1%
State Street Bank
   5.850% due 10/02/2000                                 1,071            1,071
   (Dated 9/29/2000.
   Collateralized by Federal
   National Mortgage Association
   7.050% due 02/28/2002 valued at
   $1,097 Repurchase proceeds are
   $1,072.)
                                                                   -------------
Total Short-Term Instruments                                              3,954
(Cost $3,950)                                                      =============

Total Investments (a) 113.0%                                           $ 58,286
(Cost $56,836)

Other Assets and Liabilities (Net)(13.0%)                                (6,707)
                                                                   -------------
Net Assets 100.0%                                                       $ 51,579
                                                                   =============

--------------------------------------------------------------------------------
Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $      2,065

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                           (615)
                                                                   -------------
Unrealized appreciation-net                                        $      1,450
                                                                   =============

(b) Foreign forward currency contracts outstanding at September 30, 2000:

                                  Principal
                                     Amount                           Unrealized
                                 Covered by       Settlement       Appreciation/
Type       Currency                Contract            Month      (Depreciation)
--------------------------------------------------------------------------------
Buy              CP                  67,438          12/2000            $    (5)
Buy              EC                     186          11/2000                (34)
Buy                                     496          10/2000                (13)
Sell                                     93          11/2000                 18
Buy              HF                 165,000          11/2000                (33)
Buy              PZ                     750          11/2000                  2
Buy                                   2,000          12/2000                 (7)
Buy                                   1,000          01/2001                 (8)
                                                                   -------------
                                                                        $   (80)
                                                                   =============
(c) Principal amount denoted in indicated currency:

     CP - Chilean Peso
     EC - European Currency Unit
     HF - Hugarian Forint
     PZ - Polish Zloty

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Subject to financing transaction.

34 See accompanying notes

Schedule of Investments

Foreign Bond Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
   ARGENTINA (f)(g) 0.3%
--------------------------------------------------------------------------------
Republic of Argentina
   5.000% due 12/20/2002                          JY   219,000     $      2,041
                                                                   -------------
Total Argentina                                                           2,041
(Cost $1,741)                                                      =============

--------------------------------------------------------------------------------
   ARUBA (f)(g) 0.3%
--------------------------------------------------------------------------------
YTP Finance (Aruba)
   3.500% due 07/18/2012                          JY   200,000            1,901
                                                                   -------------
Total Aruba                                                               1,901
(Cost $1,899)                                                      =============

--------------------------------------------------------------------------------
   AUSTRALIA (f)(g) 3.7%
--------------------------------------------------------------------------------
Bankers Trust Corp.
   6.970% due 06/02/2008 (d)                       $     4,800            4,672
General Electric Capital Funding
   6.750% due 09/15/2007                          A$       750              410
General Motors Acceptance Corp.
   5.020% due 03/25/2002                          EC    10,300            9,080
Registered Australian Mortgage
Securities
   4.770% due 09/26/1932 (d)                             4,761            4,203
Torrens Trust
   6.880% due 07/15/2031 (d)                      $      3,211            3,211
                                                                   -------------
Total Australia                                                          21,576
(Cost $22,819)                                                     =============

--------------------------------------------------------------------------------
   AUSTRIA (f)(g) 0.2%
--------------------------------------------------------------------------------
Republic of Austria
   5.500% due 01/15/2010                          EC     1,200            1,052
                                                                   -------------
Total Austria                                                             1,052
(Cost $1,041)                                                      =============

--------------------------------------------------------------------------------
   BELGIUM (f)(g) 0.7%
--------------------------------------------------------------------------------
Kingdom of Belgium
   9.000% due 03/28/2003                          EC         5                5
   6.750% due 11/21/2004 (d)                      BF   183,200            4,215
                                                                   -------------
Total Belgium                                                             4,220
(Cost $6,060)                                                      =============

--------------------------------------------------------------------------------
   BRAZIL (f)(g) 0.2%
--------------------------------------------------------------------------------
Republic of Brazil
   7.880% due 01/01/2001 (d)                       $       148              148
   7.380% due 04/15/2006 (d)                                10                9
  11.250% due 07/26/2007                                 1,000            1,004
  14.500% due 10/15/2009                                   200              221
                                                                   -------------
Total Brazil                                                              1,382
(Cost $1,325)                                                      =============

--------------------------------------------------------------------------------
   BULGARIA (f)(g) 0.8%
--------------------------------------------------------------------------------
Republic of Bulgaria
   7.750% due 07/28/2011 (d)                       $     2,670            2,023
   2.750% due 07/28/2012 (d)                             1,300              947
   7.750% due 07/28/2024 (d)                             2,600            1,989
                                                                   -------------
Total Bulgaria                                                            4,959
(Cost $4,909)                                                      =============

--------------------------------------------------------------------------------
CANADA (f)(g) 0.5%
--------------------------------------------------------------------------------
Beneficial Canada, Inc.
   6.350% due 04/01/2002                          C$     3,440            2,292
Commonwealth of Canada
   5.250% due 09/01/2003                                   640              419
                                                                   -------------
Total Canada                                                              2,711
(Cost $2,813)                                                      =============

--------------------------------------------------------------------------------
   CAYMAN ISLANDS (f)(g) 2.9%
--------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior, S.N.C.
   5.300% due 09/21/2000                          JY   200,000     $      1,852
Capital Credit Card Corp.
   5.630% due 10/15/2004                          DM     2,800            1,266
Daiwa International Finance Cayman
   5.000% due 12/28/2004                          JY   300,000            2,806
Fuji Finance (Cayman)
   7.290% due 04/15/2010 (d)                       $     1,900            1,894
MBNA American Euro
   4.980% due 05/19/2004 (d)                      EC     8,100            7,465
Sakura Capital Funding
   7.560% due 09/29/2049 (d)                       $     1,600            1,552
                                                                   -------------
Total Cayman Islands                                                     16,835
(Cost $18,212)                                                     =============

--------------------------------------------------------------------------------
   COLOMBIA (f)(g) 0.2%
--------------------------------------------------------------------------------
Republic of Colombia
   3.000% due 12/22/2000                          JY   150,000            1,373
                                                                   -------------
Total Colombia                                                            1,373
(Cost $1,151)                                                      =============

--------------------------------------------------------------------------------
   DENMARK (f)(g) 2.8%
--------------------------------------------------------------------------------
Nykredit
   5.000% due 10/01/2029                          DK    58,900            6,054
Realkredit Danmark Mortgage
   5.000% due 10/01/2029                                25,627            2,633
   6.000% due 10/01/2029                                24,500            2,710
Unikredit Realkredit
   6.000% due 07/01/2029                                20,700            2,291
   5.000% due 10/01/2029                                27,697            2,855
                                                                   -------------
Total Denmark                                                            16,543
(Cost $18,073)                                                     =============

--------------------------------------------------------------------------------
   FRANCE (f)(g) 8.3%
--------------------------------------------------------------------------------
AXA
   2.500% due 01/01/2014                          EC       835              767
France Government Bond (OAT)
   4.000% due 04/25/2009                                 8,250            6,622
   5.500% due 04/25/2010                                13,960           12,418
Republic of France
   3.000% due 07/25/2009 (h)(i)                          3,105            2,586
   4.000% due 10/25/2009                                32,950           26,255
                                                                   -------------
Total France                                                             48,648
(Cost $53,005)                                                     =============

--------------------------------------------------------------------------------
   GERMANY (f)(g) 8.8%
--------------------------------------------------------------------------------
Barclays Capital Corp.
   3.250% due 12/20/2000                          DM     2,000              902
Depfa Pfandbriefbank
   4.750% due 07/15/2008                          EC     3,590            2,976
   5.750% due 03/04/2009 (i)                      DM     3,560            3,133
Republic of Germany
   6.000% due 07/04/2007                          EC    22,450           20,661
   5.250% due 01/04/2008                                26,450           23,360
   4.500% due 07/04/2009                                    20               17
   6.250% due 01/04/2024                                   680              648
                                                                   -------------
Total Germany                                                            51,697
(Cost $52,483)                                                     =============

--------------------------------------------------------------------------------
   GREECE (f)(g) 3.8%
--------------------------------------------------------------------------------
CSFP Credit
   7.420% due 11/19/2004 (d)(k)                    $    19,000           19,171
Hellenic Finance
   2.000% due 07/15/2003                          EC     1,600            1,417
Hellenic Republic
   7.850% due 05/19/2003 (d)                      GD   100,000              270
   7.890% due 06/17/2003 (d)                           107,400              290
  10.240% due 10/23/2003 (d)                           376,000            1,013
                                                                   -------------
Total Greece                                                             22,161
(Cost $22,932)                                                     =============


                                                       See accompanying notes 35

Foreign Bond Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
   ITALY (f)(g) 11.7%
--------------------------------------------------------------------------------
Finmeccanica SpA
   2.000% due 06/08/2005                          EC       544     $        473
First Italian Auto Transaction
   4.820% due 07/01/2008 (d)                             4,800            4,241
Island Finance
   5.490% due 03/30/2015 (d)                             2,819            2,492
Republic of Italy
   4.500% due 05/01/2009                                31,710           26,043
   4.250% due 11/01/2009                                 5,560            4,466
   5.500% due 11/01/2010                                13,320           11,733
   6.500% due 11/01/2027                                11,420           10,772
   5.250% due 11/01/2029                                10,520            8,417
                                                                   -------------
Total Italy                                                              68,637
(Cost $71,444)                                                     =============

--------------------------------------------------------------------------------
   JAPAN (f)(g) 2.5%
--------------------------------------------------------------------------------
Government of Japan Ten-Year Bond
   0.900% due 12/22/2008                          JY   907,400            7,751
International Credit Receivable Japan
   0.750% due 08/25/2005                                50,000              463
International Credit Receivable
Japan 1 Tranche A
   0.720% due 11/22/2004 (d)                            56,460              523
   0.650% due 08/25/2005                               230,000            2,130
International Credit Receivable
Japan 1 Tranche B
   0.820% due 11/22/2004 (d)                           200,000            1,852
SHL Corp. Ltd.
   0.530% due 12/25/2024 (d)                           121,113            1,122
   0.830% due 12/25/2024 (d)                            76,000              704
                                                                   -------------
Total Japan                                                              14,545
(Cost $14,662)                                                     =============

--------------------------------------------------------------------------------
   MEXICO (f)(g) 1.3%
--------------------------------------------------------------------------------
Petroleos Mexicanos
   8.850% due 09/15/2007                           $     1,040            1,032
   9.380% due 12/02/2008                                 1,290            1,329
United Mexican States
   8.750% due 05/30/2002                          BP       270              404
  10.380% due 01/29/2003                          DM     2,575            1,248
   4.000% due 03/11/2004                          JY   130,000            1,205
   9.880% due 02/01/2010                           $     2,250            2,397
                                                                   -------------
Total Mexico                                                              7,615
(Cost $7,849)                                                      =============

--------------------------------------------------------------------------------
   NETHERLANDS (f)(g) 1.1%
--------------------------------------------------------------------------------
Mannesmann Finance BV
   4.750% due 05/27/2009                          EC     3,700            2,903
Tecnost International NV
   6.670% due 06/23/2004 (d)                             1,430            1,275
Telekomunikacja Polska SA
   7.750% due 12/10/2008                           $     2,120            2,045
                                                                   -------------
Total Netherlands                                                          6,223
(Cost $6,856)                                                      =============

--------------------------------------------------------------------------------
   NEW ZEALAND (f)(g) 1.1%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
   4.500% due 02/15/2016 (i)                      N$    15,300            6,530
                                                                   -------------
Total New Zealand                                                         6,530
(Cost $8,639)                                                      =============

--------------------------------------------------------------------------------
   PANAMA (f)(g) 0.2%
--------------------------------------------------------------------------------
Republic of Panama
   8.880% due 09/30/2027                           $     1,100              921
                                                                   -------------
Total Panama                                                                921
(Cost $976)                                                        =============

--------------------------------------------------------------------------------
   PERU (f)(g) 0.3%
--------------------------------------------------------------------------------
Republic of Peru
   4.500% due 03/07/2017 (d)                       $     2,700     $      1,691
                                                                   -------------
Total Peru                                                                1,691
(Cost $1,841)                                                      =============

--------------------------------------------------------------------------------
   PHILIPPINES (f)(g) 0.6%
--------------------------------------------------------------------------------
Republic of Philippines
   8.000% due 09/17/2004                          EC     2,420            2,157
   7.940% due 12/01/2009 (d)                       $     1,300            1,131
                                                                   -------------
Total Philippines                                                         3,288
(Cost $3,860)                                                      =============

--------------------------------------------------------------------------------
   POLAND (f)(g) 0.0%
--------------------------------------------------------------------------------
Republic of Poland
   3.500% due 10/27/2024 (d)                       $       105               66
                                                                   -------------
Total Poland                                                                 66
(Cost $65)                                                         =============

--------------------------------------------------------------------------------
   PORTUGAL (f)(g) 1.6%
--------------------------------------------------------------------------------
Portugal Government
   3.950% due 07/15/2009                          EC    11,770            9,261
                                                                   -------------
Total Portugal                                                            9,261
(Cost $11,042)                                                     =============

--------------------------------------------------------------------------------
   SOUTH KOREA (f)(g) 1.7%
--------------------------------------------------------------------------------
Export-Import Bank Korea
   7.250% due 06/25/2001                           $     1,945            1,937
   6.500% due 02/10/2002                                   800              789
Korea Development Bank
   4.800% due 05/14/2001 (d)                      DM     7,310            3,270
   2.770% due 05/21/2001                          JY   400,000            3,778
   1.880% due 02/13/2002                                13,000              120
                                                                   -------------
Total South Korea                                                         9,894
(Cost $10,158)                                                     =============

--------------------------------------------------------------------------------
   SPAIN (f)(g) 3.2%
--------------------------------------------------------------------------------
Kingdom of Spain
   5.150% due 07/30/2009 (i)                      EC    21,730           18,714
                                                                   -------------
Total Spain                                                              18,714
(Cost $22,578)                                                     =============

--------------------------------------------------------------------------------
   SUPRANATIONAL (f)(g) 2.2%
--------------------------------------------------------------------------------
Eurofima
   4.750% due 07/07/2004                          SK    60,900            6,149
   5.000% due 10/01/2029                                32,859            3,381
European Investment Bank
   5.380% due 08/28/2007                          NK     2,400              244
International Bank for Reconstruction &
Development
   7.250% due 04/09/2001                          N$     6,400            2,613
World Bank
  10.250% due 04/11/2002                          PP    31,000              624
                                                                   -------------
Total Supranational                                                      13,011
(Cost $15,979)                                                     =============

--------------------------------------------------------------------------------
   SWEDEN (f)(g) 0.5%
--------------------------------------------------------------------------------
Kingdom of Sweden
  13.000% due 06/15/2001                          SK    11,200            1,230
   0.000% due 04/01/2004                                19,097            1,845
                                                                   -------------
Total Sweden                                                              3,075
(Cost $3,575)                                                      =============

--------------------------------------------------------------------------------
   TUNISIA (f)(g) 0.2%
--------------------------------------------------------------------------------
Banque Centrale De Tunisie
   7.500% due 08/06/2009                          EC     1,500            1,356
                                                                   -------------
Total Tunisia                                                             1,356
(Cost $1,525)                                                      =============


36 See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
UNITED KINGDOM (f)(g) 6.4%
--------------------------------------------------------------------------------
Abbey National Treasury Service
   7.630% due 12/30/2002                          BP     1,770     $      2,678
   5.250% due 01/21/2004                                 2,670            3,811
Bank of Scotland Capital Fund
   8.120% due 03/31/2049                                   850            1,254
Halifax Group Euro Finance
   7.630% due 12/29/2049 (d)                      EC     1,040              918
Halifax Group Sterling Finance
   7.880% due 12/29/2049 (d)                      BP     3,960            6,283
HAUS Ltd.
   5.010% due 12/10/2037 (d)                      EC     8,500            7,505
International Credit Receivable
   5.390% due 03/15/2010                          JY     1,800            1,589
Lloyds TSB Capital
   7.380% due 02/07/2049                                   500              445
SCCR Series 1 Ltd.
   5.020% due 12/15/2031                                 2,041            1,806
Polestar Corp. PLC
  10.500% due 05/30/2008                          BP       170              188
United Kingdom Gilt
   5.750% due 12/07/2009                                 7,150           10,980
                                                                   -------------
Total United Kingdom                                                     37,457
(Cost $39,831)                                                     =============
--------------------------------------------------------------------------------
UNITED STATES (f)(g) 97.2%
--------------------------------------------------------------------------------
Asset-Backed Securities 6.7%
AES Corp.
   8.690% due 05/19/2001                           $     1,500            1,500
AFC Home Equity Loan Trust
   6.840% due 03/25/2027 (d)                               805              806
Americredit Automobile Receivable Trust
   5.880% due 12/05/2003                                   216              215
Amresco Residential Securities Mortgage
Loan Trust
   7.090% due 06/25/2029 (d)                             5,354            5,373
Banc One Auto Grantor Trust
   6.270% due 11/20/2003                                   272              271
   6.290% due 07/20/2004                                   466              463
Bayview Financial Acquisition Trust
   7.170% due 02/25/2029 (d)                               352              352
Chase Manhattan Grantor Trust
   6.610% due 09/15/2002                                   141              141
Conseco Finance
   6.990% due 10/15/2031 (d)                             1,278            1,281
Contimortgage Home Equity Loan Trust
   6.790% due 10/15/2012 (d)                               212              212
   6.010% due 12/25/2013                                 3,780            3,761
EQCC Home Equity Loan Trust
   5.770% due 03/20/2029                                 1,664            1,655
   6.870% due 03/20/2029                                   437              437
Nissan Auto Receivables Grantor Trust
   5.450% due 04/15/2004                                 1,688            1,674
Providian Gateway Master Trust
   6.840% due 03/15/2007                                 5,800            5,800
Providian Home Equity Loan Trust
   6.910% due 06/25/2025 (d)                             4,043            4,047
PSB Lending Home Loan Owner Trust
   6.830% due 05/20/2018                                 1,630            1,619
Residential Funding Mortgage Securities, Inc.
  10.930% due 06/01/2001 (d)                             7,100            7,100
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                   724              720
Voicestream
   9.660% due 02/15/2009                                 2,000            1,995
                                                                   -------------
                                                                          39,422
                                                                   =============
Corporate Bonds & Notes 19.6%
Abbey National Capital Trust I
   8.960% due 12/29/2049                                 2,000            2,011
AESOP Funding II LLC
   6.220% due 10/20/2001                                   567              567
Allegheny Energy Supply
   7.510% due 05/01/2002 (d)                             2,900            2,900
Alpha Wind
  11.320% due 05/23/2001 (d)                             2,000            2,000
Associates Corp. of North America
   6.780% due 08/27/2001 (d)                             5,000            5,013
AT&T Capital Corp.
   7.010% due 04/23/2002 (d)                               675              677
Bancomext Trust Division
   8.000% due 08/05/2003                                   390              390
Bear Stearns Co., Inc.
   7.130% due 03/28/2003 (d)                             2,670            2,670
Beckman Instruments, Inc.
   7.100% due 03/04/2003                                   344              334
Capital One Bank
   7.090% due 07/28/2003 (d)                            12,000           12,045
CMS Energy Corp.
   8.130% due 05/15/2002                                   546              542
DaimlerChrysler Holdings
   6.960% due 08/23/2002 (d)                             3,900            3,914
DQE Capital Corp.
   7.230% due 01/15/2002 (d)                               800              800
Finova Capital Corp.
   6.910% due 06/18/2003 (d)                             5,700            4,988
Ford Motor Credit Corp.
   1.000% due 12/22/2003                          JY   107,000              984
   7.080% due 07/19/2004 (d)                       $     2,800            2,803
   1.200% due 02/07/2005                          JY   619,000            5,641
General Motors Acceptance Corp.
   7.020% due 04/05/2004 (d)                       $     2,800            2,796
   7.020% due 04/05/2004 (d)                            16,420           16,399
   6.880% due 09/09/2004                          BP     4,080            6,040
   1.250% due 12/20/2004                          JY   208,000            1,912
Gold Eagle Capital Ltd.
  12.130% due 04/15/2001                           $     2,500            2,500
Goldman Sachs Group
   7.220% due 02/19/2004 (d)                             1,430            1,452
Household Finance Corp.
   5.130% due 06/24/2009 (i)                      EC     4,900            3,901
International Game Technology
   7.880% due 05/15/2004                           $     1,700            1,670
J.P. Morgan & Co.
   8.080% due 02/15/2012 (d)                             6,780            5,865
Jones Intercable, Inc.
   8.880% due 04/01/2007                                   427              448
KBC Bank Fund Trust IV
   8.220% due 11/29/2049                          EC     2,800            2,509
Lehman Brothers Holdings, Inc.
   6.700% due 11/30/2006 (d)                       $       848              784
MGM Grand, Inc.
   6.950% due 02/01/2005                                   180              173
NeHi, Inc.
  11.310% due 06/09/2003 (d)                             2,000            2,010
Protective Life Funding Trust
   7.090% due 01/17/2003 (d)                             1,200            1,198
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (d)(i)                         13,189           13,033
   6.910% due 02/11/2003 (d)                               400              400
Sprint Capital Corp.
   5.880% due 05/01/2004                                   690              662
Texas Utilities Co.
   7.590% due 09/24/2001 (d)                             2,600            2,614
                                                                   -------------
                                                                        114,645
                                                                   =============

Mortgage-Backed Securities 50.0%
Bank of America Mortgage Securities, Inc.
   6.500% due 05/25/2029                                   299              281
Chase Mortgage Finance Corp.
   6.550% due 08/25/2028                                 2,407            2,387
Citicorp Mortgage Securities, Inc.
   6.500% due 07/25/2028                                 2,184            2,161
   6.500% due 03/25/2029                                   140              129
Crusade Global Trust
   7.010% due 05/15/2021 (d)                            14,400           14,436


                                                       See accompanying notes 37

Foreign Bond Fund
September 30, 2000 (Unaudited)                      Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
   6.000% due 03/15/2008                           $       773     $        766
   8.270% due 06/01/2022 (d)                             1,124            1,131
   8.400% due 08/01/2022 (d)                               675              693
   9.050% due 06/15/2019                                    55               57
Federal National Mortgage Assn.
   8.500% due 07/01/2021 (d)                               794              820
   7.420% due 11/01/2022 (d)                               848              875
   7.580% due 01/01/2023 (d)                             1,305            1,345
   8.120% due 08/01/2023 (d)                               991            1,020
General Electric Capital Mortgage
Services, Inc.
   6.250% due 07/25/2029                                   500              483
Government National Mortgage Assn.
   6.000% due 04/20/1930-10/23/2030 (d)(e)             404,388          194,802
   7.000% due 04/20/1930-05/20/2030 (d)(e)               8,209            4,804
   7.130% due 11/20/2021 (d)                               537              541
   7.380% due 05/20/2022 (d)                                49               50
   6.750% due 07/20/2022 (d)                               548              554
   6.750% due 09/20/2022 (d)                               360              364
   7.380% due 05/20/2023 (d)                               541              545
   6.750% due 07/20/2023 (d)                               294              297
   6.750% due 07/20/2023 (d)                               607              613
   6.750% due 08/20/2023 (d)                               272              275
   6.750% due 09/20/2023 (d)                             1,611            1,627
   6.750% due 09/20/2023 (d)                               709              716
   7.130% due 10/20/2023 (d)                             2,977            2,999
   7.130% due 10/20/2024 (d)                               240              242
   7.380% due 04/20/2025 (d)                               178              179
   6.750% due 07/20/2025 (d)                             3,990            4,029
   6.750% due 09/20/2025 (d)                               764              771
   7.130% due 12/20/2025 (d)                               292              294
   6.750% due 09/20/2026 (d)                               625              631
   7.380% due 04/20/2027 (d)                             1,518            1,529
   6.500% due 10/21/2029                                23,450           22,585
Independent National Mortgage Corp.
   9.140% due 11/25/2024 (d)                                 2                2
Medallion Trust
   6.960% due 07/12/2031 (d)                             5,497            5,497
Morgan Stanley Mortgage Trust
   8.150% due 07/20/2021                                     1                1
Prudential Home Mortgage Securities
   6.800% due 05/25/2024                                   464              388
Residential Funding Mortgage
Securities, Inc.
   6.500% due 06/25/2029                                 1,276            1,055
   7.090% due 05/12/2032 (d)                             4,854           14,854
Sasco Floating Rate Commercial Mortgage
   7.020% due 11/20/2001 (d)                             2,802            2,807
Structured Asset Mortgage Investments, Inc.
   6.580% due 06/25/2029 (d)                             3,038            2,912
                                                                   -------------
                                                                        292,547
                                                                   =============
Municipal Bonds & Notes 0.1%
Massachusetts State Turnpike Authority
Metro Highway System Revenue Bonds,
(MBIA Insured), Series 1997
   5.000% due 01/01/2037                                 1,000              873
                                                                   -------------
U.S. Government Agencies 3.7%
Federal Home Loan Bank
   7.270% due 02/15/2002 (d)                            14,000           13,825
Federal National Mortgage Assn.
   6.500% due 07/10/2002 (i)                      A$    14,100            7,617
                                                                   -------------
                                                                          21,442
                                                                   =============
U.S. Treasury Obligations 15.9%
Treasury Inflation Protected
Securities (h)
   3.630% due 07/15/2002 (b)                       $    87,332           87,305
U.S. Treasury Bond
   6.250% due 08/15/2023                                 5,400            5,501
                                                                   -------------
                                                                         92,806
                                                                   =============
                                                        Shares
Preferred Security 1.1%
DG Funding Trust
   9.060% due 12/29/2049 (d)                                 1            6,416
                                                                   -------------
Total United States                                                     568,151
(Cost $571,535)                                                    =============
                                                      Principal
                                                        Amount
                                                        (000s)
--------------------------------------------------------------------------------
   PURCHASED PUT OPTIONS 2.7%
--------------------------------------------------------------------------------
Eurodollar March Futures (CME)
   Strike @ 90.75 Exp. 03/19/2000                  $   200,000     $          1
General National Mortgage Assn. (OTC)
   6.000% due 10/20/2030
   Strike @ 85.84 Exp. 11/13/2000                      192,700                2
General National Mortgage Assn. (OTC)
   6.500% due 11/23/2030
   Strike @ 89.359 Exp. 11/13/2000                     114,950                1
Interest Rate Swap (OTC)
   Strike @ 7.500% Exp. 04/29/2002                      11,200              232
U.S. Treasury Inflation Protected Securities (OTC)
   3.625% due 07/15/2002
   Strike @ 96.50 Exp. 01/29/2001                       77,240                0
U.S. Treasury Note (OTC)
   5.625% due 05/15/2008
   Strike @ 105.44 Exp. 11/01/2000                     102,100            7,283
U.S. Treasury Note (OTC)
   6.000% due 08/15/2009
   Strike @ 110.09 Exp. 11/06/2000                      53,160            4,991
U.S. Treasury Note (OTC)
   6.375% due 04/30/2002
   Strike @ 103.125 Exp. 11/01/2000                    119,800            3,187
                                                                   -------------
Total Purchased Put Options                                              15,697
(Cost $17,168)                                                     =============

--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 12.7%
--------------------------------------------------------------------------------
Commercial Paper 12.7%
Abbey National PLC
   6.520% due 11/03/2000                           $     1,400            1,392
American Electric Power, Inc.
   6.700% due 10/18/2000-11/01/2000 (e)                  5,400            4,684
AT&T Corp.
   6.500% due 11/08/2000                                   900              894
   6.470% due 11/29/2000                                 8,500            8,407
Bank One Corp.
   6.540% due 10/31/2000                                 9,500            9,449
Coca-Cola Co.
   6.490% due 12/13/2000                                   300              296
Conagra, Inc.
   6.680% due 10/27/2000                                 1,100            1,095
   6.670% due 11/15/2000-11/16/2000 (e)                  6,600            5,356
DaimlerChrysler AG
   6.500% due 10/25/2000                                 3,000            2,988
Edison Midwest
   6.750% due 11/01/2000                                 8,900            5,668
   6.730% due 11/15/2000                                 1,300            1,289
Gannett Co.
   6.490% due 11/08/2000                                 2,900            2,881
General Electric Capital Corp.
   6.470% due 12/13/2000                                   600              592
Honeywell, Inc.
   6.510% due 11/21/2000                                 1,000              991
Houston Industries
   6.820% due 10/04/2000                                   900              900
   6.770% due 10/18/2000                                 5,000            4,985
Infinity Broadcasting Corp.
   6.720% due 11/09/2000                                 2,000            1,986
   6.700% due 11/16/2000                                 3,800            3,768
International Paper Co.
   6.700% due 10/05/2000                                 1,100            1,099
   6.720% due 10/10/2000                                 4,400            4,393
   6.700% due 11/01/2000                                 4,100            4,077
Minnesota Mining & Manufacturing
   6.470% due 11/28/2000                                 1,200            1,187
Nike, Inc.
   6.490% due 10/10/2000                                   500              499
Swedbank, Inc.
   6.570% due 10/18/2000                                 1,200            1,196
Texas Utilities Co.
   6.700% due 10/18/2000                                 1,800            1,795
Yorkshire Building Society
   6.470% due 12/20/2000                                 2,200            2,168
                                                                   -------------
                                                                         74,035
                                                                   =============

38 See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
U.S. Treasury Bills (b) 0.0%
     6.470% due 02/01/2001                         $        20     $        20
                                                                   -------------
Total Short-Term Instruments                                            74,055
(Cost $74,062)                                                     =============


Total Investments (a) 180.7%                                       $ 1,057,286
(Cost $1,092,108)

Written Options (c) (0.2%)                                              (1,096)
(Premiums $855)

Other Assets and Liabilities (Net) (80.5%)                            (471,121)
                                                                   -------------
Net Assets 100.0%                                                  $   585,069
                                                                   =============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $     4,595

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                       (39,417)
                                                                   -------------

Unrealized depreciation-net                                        $   (34,822)
                                                                   =============

(b) Securities with an aggregate market value of $4,109 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                                     Unrealized
                                                          # of    Appreciation/
Type                                                 Contracts   (Depreciation)
--------------------------------------------------------------------------------
EuroBond (12/2000)                                         275     $        94
Government of Japan 10 Year Note (12/2000)                 137            (353)
United Kingdom 10 Year Note (12/2000)                      137            (121)
United Kingdom 90 Day LIBOR Futures (06/2001)              119              (5)
EuroBond 10 Year Note Options (11/2000)                    228              74
                                                                   -------------
                                                                   $      (311)
                                                                   =============
(c) Premiums received on written options:

                                                 # of
Type                                        Contracts     Premium        Value
--------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Note December Futures
   Strike @ 103.00 Exp. 11/18/2000                 48     $     7      $     5

Call - CBOT U.S. Treasury Note December Futures
   Strike @ 102.00 Exp. 11/18/2000                 48          14           11

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.84 Exp. 10/10/2000           14,300,000          72            3

Call - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.90 Exp. 10/10/2000           14,300,000          62           31

Put - CME Eurodollar March Futures
   Strike @ 92.75 Exp. 03/19/2001                  28          19            1

Call - CME Eurodollar March Futures
   Strike @ 93.25 Exp. 03/19/2001                  50          13           37

Put - CME Eurodollar March Futures
   Strike @ 92.25 Exp. 03/19/2001                  22          13            0

Put - CBOT U.S. Treasury Note December Futures
   Strike @ 98.00 Exp. 11/18/2000                  24          15            4

Put - CBOT U.S. Treasury Note December Futures
   Strike @ 97.00 Exp.11/18/2000                   24           9            2

Call - TSE Government of Japan December Futures
   Strike @ 134.00 Exp. 11/30/2000                 18          34           37

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.81 Exp.12/21/2000            16,200,000          58           35

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.85 Exp. 10/24/2000            7,200,000          35           18

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.500% Exp. 02/23/2001          7,900,000          41           33

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.85 Exp. 10/24/2000           21,600,000         100           55

Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 7.500% Exp. 04/29/2002         16,000,000         363          824
                                                          ----------------------
                                                          $   855      $ 1,096
                                                          ======================

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

(f) Foreign forward currency contracts outstanding at September 30, 2000:

                             Principal
                                Amount                              Unrealized
                            Covered by        Settlement         Appreciation/
Type        Currency          Contract             Month        (Depreciation)
--------------------------------------------------------------------------------
Buy               AP               730           02/2001           $         5
Buy               A$             4,654           10/2000                  (203)
Sell                             1,560           10/2000                    53
Sell                             8,245           11/2000                    10
Buy                              3,283           11/2000                     2
Buy               BR             1,339           01/2001                    (5)
Buy                              1,057           03/2001                     8
Sell              C$             5,007           10/2000                    47
Buy                              1,200           10/2000                    (7)
Sell              SF            20,620           10/2000                  (179)
Buy                             10,050           10/2000                    11
Sell                            10,050           11/2000                    (8)
Buy               CL           349,600           10/2000                   (29)
Buy                            117,900           03/2001                     0
Sell              DK           130,823           10/2000                   182
Buy                             46,548           10/2000                    (2)
Sell                            46,548           11/2000                     3
Sell              EC             2,810           01/2001                   201
Sell                           101,808           10/2000                 1,888
Buy                            797,671           10/2000                  (254)
Sell                            12,504           11/2000                   (74)
Sell              BP            17,042           10/2000                  (339)
Buy               GD         2,550,004           01/2001                  (179)
Sell                           719,346           12/2000                    (4)
Sell              H$            48,140           10/2000                   (33)
Buy                             48,140           10/2000                    (5)
Sell                           223,800           08/2001                   103
Buy                            111,900           08/2001                   (14)
Buy               HF         1,248,000           01/2001                  (686)
Sell                         1,248,000           01/2001                   313
Buy                            341,600           02/2001                   (49)
Buy               IR         8,560,000           10/2000                    66
Buy               JY         2,136,556           10/2000                  (205)
Sell                         4,133,801           10/2000                   417
Sell                         1,036,463           11/2000                     5
Buy               KW         1,262,100           10/2000                     5
Buy               MP             6,880           10/2000                    34
Buy                              6,715           01/2001                    15
Sell                             6,880           10/2000                   (20)


                                                       See accompanying notes 39

Foreign Bond Fund
September 30, 2000 (Unaudited)

                             Principal
                                Amount                              Unrealized
                            Covered by        Settlement         Appreciation/
Type        Currency          Contract             Month        (Depreciation)
--------------------------------------------------------------------------------
Sell              NK             4,160           10/2000           $       (12)
Sell              N$            85,230           10/2000                 2,538
Buy                             64,271           10/2000                (1,014)
Sell                             3,866           11/2000                    24
Buy               PN             3,880           02/2001                    (5)
Buy                                908           03/2001                     3
Buy               PP            33,140           03/2001                    12
Buy               PZ            14,414           01/2001                  (171)
Buy                              8,090           02/2001                   (30)
Buy                             26,046           03/2001                   (87)
Sell                            13,704           01/2001                   (56)
Sell                             8,090           02/2001                   (30)
Sell                             3,640           03/2001                   (55)
Buy                             25,080           10/2000                  (186)
Sell              SK            33,780           10/2000                    66
Buy               TB            28,140           10/2000                   (40)
Buy               TD            21,403           10/2000                   (14)
Buy               VB           500,950           10/2000                    35
Buy                            144,970           12/2000                     4
Buy               SR             7,235           03/2001                    12
Buy               CP         1,365,400           02/2001                     0
Buy               TL       882,000,000           02/2001                     0
                                                                   -------------
                                                                   $     2,067
                                                                   =============
(g) Principal amount denoted in indicated currency:

         AP - Argentine Peso
         A$ - Australian Dollar
         BP - British Pound
         BR - Brazilian Real
         CL - Chilean Peso
         CP - Colombian Peso
         C$ - Canadian Dollar
         DK - Danish Krone
         EC - Euro
         GD - Greek Drachma
         HF - Hungarian Forint
         H$ - Hong Kong Dollar
         IR - Indonesian Rupiah
         JY - Japanese Yen
         MP - Mexican Peso
         N$ - New Zealand Dollar
         NK - Norwegian Kron
         PN - Peruvian New Sol
         PP - Philippines Peso
         PZ - Polish Zloty
         KW - South Korean Won
         SF - Swiss Franc
         SK - Swedish Krona
         SR - South Africa Rand
         TD - Taiwan Dollar
         TB - Thai Baht
         TL - Turkish Lira
         VB - Venezuelan Bolivar


(h) Principal amount of the security is adjusted for inflation.

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
(i) Subject to financing transaction.

(j) Swap agreements outstanding at September 30, 2000:

                                                                    Unrealized
                                                      Notional   Appreciation/
Type                                                    Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive fixed rate equal to 6.949% and
pay floating rate based on 6-month BP-LIBOR.

Broker: Merrill Lynch
Exp. 08/06/2003                                BP        4,500     $       107

Receive floating rate based on 6-month Australian Bank Bill and pay a fixed rate equal to 6.667%.

Broker: Morgan Stanley
Exp. 09/20/2005                                A$       31,500               6

Receive floating rate based on 3-month Canadian Bank Bill and pay a fixed rate equal to 6.346%.

Broker: Goldman Sachs
Exp. 07/19/2005                                C$       22,500            (187)

Receive floating rate based on 3-month Canadian Bank Bill and pay fixed rate equal to 6.248%.

Broker: Royal Bank of Canada
Exp. 08/02/2005                                         60,600            (356)

Receive floating rate based on 3-month Canadian Bank Bill and pay fixed rate equal to 6.515%.

Broker: J.P. Morgan
Exp. 05/10/2002                                         24,330            (160)

Receive floating rate based on 6-month JY-LIBOR and pay fixed rate equal to 2.020%.

Broker: Goldman Sachs
Exp. 05/18/2010                                JY    1,776,000              28

Receive floating rate based on 6-month EURO-LIBOR and pay fixed rate equal to 6.175%.

Broker: Goldman Sachs
Exp. 05/22/2030                                EC        9,440             (95)

Receive floating rate based on 6-month EURO-LIBOR minus 0.54% and pay a fixed rate equal to 6.250%.

Broker: J.P. Morgan
Exp. 01/04/2024                                            680               8

Receive a fixed rate equal to 7.291% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 07/21/2005                                $        14,500             330

Receive a fixed rate equal to 7.010% and pay floating rate based on 6-month LIBOR.

Broker: Morgan Stanley
Exp. 09/20/2005                                         18,500             208

Receive floating rate based on 6-month EURO-LIBOR and pay fixed rate equal to 6.069%.

Broker: Morgan Stanley
Exp. 08/25/2030                                EC        7,900              58
                                                                   -------------
                                                                   $       (53)
                                                                   =============
(k) Restricted security.

40 See accompanying notes

Schedule of Investments

High Yield Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 75.8%
--------------------------------------------------------------------------------
Banking & Finance 8.1%
Americo Life, Inc.
      9.250% due 06/01/2005                        $       250     $       234
Amethyst Financial Co. Ltd.
     11.750% due 10/29/2001                              5,000           5,000
Arvin Capital
      9.500% due 02/01/2027                             19,000          17,561
Bay View Capital Corp.
      9.130% due 08/15/2007                              6,400           4,896
Beaver Valley Funding Corp.
      8.630% due 06/01/2007                             18,000          18,322
      9.000% due 06/01/2017                             15,235          15,737
DLJ Secured Loan Trust
     10.130% due 07/07/2007                             10,000          10,491
Forest City Enterprises
      8.500% due 03/15/2008                             13,400          12,931
Fuji Bank Ltd.
      9.870% due 12/31/2049 (d)                          9,800           9,599
General Motors Acceptance Corp.
      6.840% due 04/29/2002 (d)                            800             803
Golden State Holdings
      6.750% due 08/01/2001                              6,250           6,155
      7.000% due 08/01/2003                              3,705           3,546
      7.130% due 08/01/2005                                870             811
Host Marriott LP
      8.380% due 02/15/2006                             11,660          11,252
Imperial Credit Industries, Inc.
      9.880% due 01/15/2007                                200              91
Mercury Finance Co.
     10.000% due 03/23/2001                             21,100          20,573
     11.160% due 03/23/2001                             21,350          20,709
Presidential Life Insurance Corp.
      7.880% due 02/15/2009                             13,250          12,226
Reliance Group Holdings
      9.000% due 11/15/2000 (e)                          4,778           1,625
Sovereign Bancorp, Inc.
      6.630% due 03/15/2001 (d)                         14,450          14,297
Sumitomo Bank Treasury Co.
      9.400% due 12/29/2049 (d)                         29,600          29,126
Telewest Credit Link
     10.880% due 02/07/2005                              5,000           5,151
Trizec Finance Ltd.
     10.880% due 10/15/2005                             17,461          17,810
Willis Corroon Corp.
      9.000% due 02/01/2009                             10,700           9,924
                                                                   -------------
                                                                       248,870
                                                                   =============
Industrials 60.3%
360 Networks, Inc.
     13.000% due 05/01/2008                              7,150           6,542
Abbey Healthcare Group
      9.500% due 11/01/2002                             14,195          14,177
Adelphia Business Solution
     12.250% due 09/01/2004                              7,200           6,552
Advanced Lighting
      8.000% due 03/15/2008                             10,425           7,467
AEI Holding Co.
     10.500% due 12/15/2005                             11,380           1,764
Allied Waste Industries, Inc.
      7.380% due 01/01/2004                             15,100          14,118
      7.630% due 01/01/2006                              9,430           8,487
American Airlines
     10.610% due 03/04/2010                                650             737
American Media Operation, Inc.
     10.250% due 05/01/2009                              1,000             978
American Standard, Inc.
      7.130% due 02/15/2003                                200             197
      7.380% due 04/15/2005                              5,700           5,472
      9.250% due 12/01/2016                              2,778           2,792
Amerigas Partners LP
     10.130% due 04/15/2007                              3,000           3,011
AM-FM, Inc.
      8.750% due 06/15/2007                              5,650           5,777
      8.000% due 11/01/2008                              5,000           5,063
Amphenol Corp.
      9.880% due 05/15/2007                              6,795           6,965
Archibald Candy Corp.
     10.250% due 07/01/2004                              4,000           2,240
Arco Chemical Co.
      9.380% due 12/15/2005                              4,215           4,191
Ball Corp.
      7.750% due 08/01/2006                              8,100           7,918
      8.250% due 08/01/2008                              7,600           7,401
Beckman Instruments, Inc.
      7.100% due 03/04/2003                              6,431           6,271
      7.450% due 03/04/2008                             15,870          14,624
Benedek Communications Corp.
      0.000% due 05/15/2006 (c)                          1,500           1,320
Beverly Enterprises, Inc.
      9.000% due 02/15/2006                             18,075          17,081
Boyd Gaming Corp.
      9.500% due 07/15/2007                              2,000           1,880
British Sky Broadcasting PLC
      7.300% due 10/15/2006                              1,000             925
      8.200% due 07/15/2009                              4,000           3,790
Browning-Ferris Industries, Inc.
      6.100% due 01/15/2003 (d)                          4,100           3,848
      7.880% due 03/15/2005                              2,000           1,868
Building Materials Corp.
      7.750% due 07/15/2005                             13,656           8,945
      8.630% due 12/15/2006                              1,250             831
      8.000% due 10/15/2007                              1,276             798
      8.000% due 12/01/2008                             18,250          11,224
Cadmus Communications Corp.
      9.750% due 06/01/2009                              6,700           6,600
Call-Net Enterprises, Inc.
      8.000% due 08/15/2008                              8,450           4,014
Canadian Forest Oil Ltd.
      8.750% due 09/15/2007                              5,650           5,509
Century Communications Corp.
      9.750% due 02/15/2002                                650             650
      0.000% due 03/15/2003                             19,960          15,269
      8.750% due 10/01/2007                              3,800           3,420
CF Cable TV, Inc.
      9.130% due 07/15/2007                              9,000           9,685
Charter Communications Holding LLC
      8.250% due 04/01/2007                             13,750          12,530
     10.000% due 04/01/2009                              7,150           7,034
Clark R & M, Inc.
      8.380% due 11/15/2007                              3,000           2,430
Clearnet Communications
      0.000% due 05/01/2009 (c)                          6,000           4,785
Cliffs Drilling Co.
     10.250% due 05/15/2003                                750             773
Columbia/HCA Healthcare
      6.130% due 12/15/2000                              2,000           1,990
      6.870% due 09/15/2003                              1,300           1,247
      6.910% due 06/15/2005                              1,250           1,179
      7.000% due 07/01/2007                              3,350           3,110
      8.360% due 04/15/2024                              6,000           5,585
      6.730% due 07/15/2045                              5,000           4,797
Columbus McKinnon
      8.500% due 04/01/2008                             14,750          13,035
Consolidated Container
     10.130% due 07/15/2009                              8,150           8,201
Container Corp. of America
      9.750% due 04/01/2003                              1,000           1,010
     11.250% due 05/01/2004                              6,920           6,989
Continental Cablevision
      9.500% due 08/01/2013                             10,000          10,656
Cross Timbers Oil Co.
      9.250% due 04/01/2007                              1,440           1,440
Crown Castle International Corp.
     13.250% due 11/15/2007                              2,250           1,766
     10.750% due 08/01/2011                              4,000           4,130
Crown Cork & Seal Co.
      7.130% due 09/01/2002                              4,115           3,905



                                                       See accompanying notes 41

High Yield Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
CSC Holdings, Inc.
      9.250% due 11/01/2005                        $     1,000     $     1,013
      9.880% due 05/15/2006                                850             873
      7.880% due 12/15/2007                                100              99
      9.880% due 02/15/2013                              3,100           3,193
      9.880% due 04/01/2023                              4,000           4,120
Cumberland Farms
     10.500% due 10/01/2003                              5,784           5,596
Dade International, Inc.
     11.130% due 05/01/2006                                500             133
Delta Air Lines, Inc.
     10.790% due 03/26/2014                              2,264           2,548
Diamond Cable Communication Co.
     13.250% due 09/30/2004 (c)                          1,500           1,575
      0.000% due 12/15/2005 (c)(d)                      10,000           9,450
     10.750% due 02/15/2007 (c)                         10,100           7,626
Dunlop Stand Aerospace Holdings
     11.880% due 05/15/2009                              3,900           3,944
Echostar Broadband Corp.
     10.380% due 10/01/2007                              2,000           2,000
Echostar Communications Corp.
      9.250% due 02/01/2006                             23,046          22,844
      9.380% due 02/01/2009                             11,000          10,835
Embotelladora Arica S.A
      9.880% due 03/15/2006                             16,050          16,712
Emmis Communications Corp.
      8.130% due 03/15/2009                                200             191
Energis PLC
      9.750% due 06/15/2009                              7,500           7,425
Extended Stay America
      9.150% due 03/15/2008                              6,350           6,033
Extendicare Health Services
      9.350% due 12/15/2007                              2,050           1,210
EZ Communication, Inc.
      9.750% due 12/01/2005                              2,500           2,627
Fairpoint Communications, Inc.
      9.500% due 05/01/2008                              7,875           6,891
     10.320% due 05/01/2008 (d)                          4,500           4,247
     12.500% due 05/01/2010                              4,200           4,074
Federal-Mogul Corp.
      7.500% due 07/01/2004                             22,650           9,626
      7.380% due 01/15/2006                                150              59
      7.750% due 07/01/2006                             11,350           4,483
Ferrellgas Partners LP
      9.380% due 06/15/2006                             14,936          14,712
Fisher Scientific International
      7.130% due 12/15/2005                             13,750          12,237
      9.000% due 02/01/2008                             17,895          16,554
Flag Telecom Holding Ltd.
     11.630% due 03/30/2010                             19,200          16,512
Forest Oil Corp.
     10.500% due 01/15/2006                              3,585           3,710
Fox/Liberty Networks LLC
      0.000% due 08/15/2007 (c)                          9,750           8,312
Fred Meyer, Inc.
      7.450% due 03/01/2008                                400             387
Frontiervision L.P.
     11.000% due 10/15/2006                              2,000           2,005
Garden State Newspapers
      8.750% due 10/01/2009                              3,955           3,698
      8.630% due 07/01/2011                              3,900           3,656
Georgia Gulf Corp.
      7.630% due 11/15/2005                              1,250           1,217
Global Crossing Ltd.
      6.000% due 10/15/2013                             12,385          11,442
Golden Northwest Aluminum
     12.000% due 12/15/2006                              2,850           2,814
Gulf Canada Resources Ltd.
      9.250% due 01/15/2004                             10,975          11,151
      9.630% due 07/01/2005                              2,830           2,904
      8.380% due 11/15/2005                              4,000           4,020
Harrahs Operating Co., Inc.
      7.880% due 12/15/2005                              6,600           6,369
      7.500% due 01/15/2009                             20,675          19,507
HMH Properties, Inc.
      7.880% due 08/01/2005                             32,120          30,434
Hollinger International Publishing
      8.630% due 03/15/2005                                250             249
      9.250% due 02/01/2006                              4,600           4,629
      9.250% due 03/15/2007                                680             687
Holmes Products Corp.
      9.880% due 11/15/2007                                950             565
Horseshoe Gaming Holding
      8.630% due 05/15/2009                             17,750          17,484
HS Resources, Inc.
      9.880% due 12/01/2003                              3,650           3,687
      9.250% due 11/15/2006                              5,250           5,276
Huntsman Corp.
      9.500% due 07/01/2007                             12,700          10,223
Huntsman ICI Chemicals LLC
     10.130% due 07/01/2009                              5,400           5,326
Huntsman Polymers Corp.
     11.750% due 12/01/2004                              4,600           4,669
Impsat Corp.
     12.380% due 06/15/2008                              8,900           6,964
Intermedia Communications, Inc.
      0.000% due 05/15/2006 (c)                         25,535          24,386
International Game Technology
      7.880% due 05/15/2004                             14,800          14,541
      8.380% due 05/15/2009                             14,100          13,853
Isle of Capri Casinos, Inc.
      8.750% due 04/15/2009                                500             468
ISP Holdings, Inc.
      9.750% due 02/15/2002                              4,750           4,274
      9.000% due 10/15/2003                             24,570          23,587
ITT Corp.
      6.250% due 11/15/2000                              1,500           1,497
John Q. Hammons Hotels
      8.880% due 02/15/2004                              2,550           2,384
      9.750% due 10/01/2005                                200             191
Jones Intercable, Inc.
      8.880% due 04/01/2007                              5,060           5,309
Jupiters Ltd.
      8.500% due 03/01/2006                             12,800          12,352
K Mart Corp.
      8.130% due 12/16/2003                                300             281
     12.350% due 01/01/2008                              3,920           3,974
      8.800% due 07/01/2010                              1,144           1,078
      9.350% due 01/02/2020                             12,936          11,504
      9.780% due 01/05/2020                              9,575           7,828
Keebler Corp.
     10.750% due 07/01/2006                              6,000           6,354
KPNQWest BV
      8.130% due 06/01/2009                             27,600          25,530
L-3 Communications Corp.
     10.380% due 05/01/2007                              6,450           6,627
      8.500% due 05/15/2008                                400             374
Lear Corp.
      8.250% due 02/01/2002                              6,410           6,378
      7.960% due 05/15/2005                              3,125           2,979
Lenfest Communications
      8.380% due 11/01/2005                             10,650          11,179
     10.500% due 06/15/2006                                525             594
Level 3 Communications, Inc.
     11.000% due 03/15/2008                              5,500           5,280
      9.130% due 05/01/2008                             31,450          27,204
     11.250% due 03/15/2010                              1,000             960
Levi Strauss & Co.
      6.800% due 11/01/2003                             25,350          21,547
Leviathan Gas Corp.
     10.380% due 06/01/2009                              3,325           3,525
Lin Television Corp.
      8.380% due 03/01/2008                              9,300           8,882
Lyondell Chemical Co.
      9.630% due 05/01/2007                             15,435          15,107
Mail-Well Corp.
      8.750% due 12/15/2008                             20,930          18,314

42 See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
Mandalay Resort Group
      6.750% due 07/15/2003                        $    19,750     $    18,565
      9.250% due 12/01/2005                              6,100           6,070
      6.450% due 02/01/2006                                100              88
     10.250% due 08/01/2007                                250             258
      9.500% due 08/01/2008                                500             513
Mark IV Industries, Inc.
      7.500% due 09/01/2007                              6,730           5,260
Market Hub Partners
      8.250% due 03/01/2008                             11,580          11,783
Marsh Supermarkets, Inc.
      8.880% due 08/01/2007                              9,500           8,978
McLeodUSA, Inc.
      0.000% due 03/01/2007 (c)                         43,525          35,908
      8.380% due 03/15/2008                              5,100           4,487
      9.500% due 11/01/2008                             13,625          12,808
      8.130% due 02/15/2009                              4,837           4,196
Metromedia Fiber Network, Inc.
     10.000% due 11/15/2008                             14,645          13,766
     10.000% due 12/15/2009                             15,100          14,194
Metronet Communications
      0.000% due 06/15/2008 (c)                         16,475          13,460
MGM Grand, Inc.
      6.950% due 02/01/2005                             30,420          29,244
Mirage Resorts, Inc.
      6.630% due 02/01/2005                              3,500           3,328
      7.250% due 10/15/2006                              2,670           2,551
Newpark Resources, Inc.
      8.630% due 12/15/2007                              4,050           3,827
Nextel Communications, Inc.
      9.380% due 11/15/2009                             46,700          45,766
Nextel Partners, Inc.
      0.000% due 02/01/2009 (c)                         11,538           8,163
     11.000% due 03/15/2010                                200             202
Nextlink Communications, Inc.
      9.630% due 10/01/2007                              9,000           8,168
     10.750% due 06/01/2009                              2,425           2,255
     10.500% due 12/01/2009                             10,000           9,200
NL Industries, Inc.
     11.750% due 10/15/2003                              1,950           1,989
Nortek, Inc.
      9.130% due 09/01/2007                                500             475
      8.880% due 08/01/2008                                750             694
NTL, Inc.
     12.750% due 04/15/2005 (c)                            700             707
      0.000% due 02/01/2006 (c)                         20,600          19,570
     11.500% due 10/01/2008                              7,400           7,178
Octel Developments PLC
     10.000% due 05/01/2006                                900             851
Orion Network Systems, Inc.
      0.000% due 01/15/2007 (c)                         13,800           4,761
     11.250% due 01/15/2007                             14,625           7,678
Owens-Illinois, Inc.
      7.850% due 05/15/2004                              2,650           2,381
P&L Coal Holdings
      8.880% due 05/15/2008                             19,050          18,907
Packaging Corp. of America
      9.630% due 04/01/2009                              3,125           3,180
Park Place Entertainment Corp.
      8.880% due 09/15/2008                              6,000           5,993
Perry-Judd
     10.630% due 12/15/2007                              2,320           2,076
Petroleos Mexicanos
      9.380% due 12/02/2008                              8,000           8,240
PharMerica, Inc.
      8.380% due 04/01/2008                             15,650          11,503
Phar-Mor, Inc.
     11.720% due 09/11/2002                              5,905           3,757
Physician Sales and Service, Inc.
      8.500% due 10/01/2007                              9,250           8,371
Piedmont Aviation, Inc.
     10.250% due 03/28/2005                                571             559
      9.900% due 11/08/2006                                716             686
Pioneer National Resources
      8.880% due 04/15/2005                             20,100          20,573
      8.250% due 08/15/2007                              6,500           6,368
      6.500% due 01/15/2008                              6,950           6,157
Polymer Group, Inc.
      9.000% due 07/01/2007                             11,178           8,663
      8.750% due 03/01/2008                             10,950           8,705
Price Communications Wireless, Inc.
      9.130% due 12/15/2006                              8,075           8,196
Pride International, Inc.
      9.380% due 05/01/2007                              3,100           3,170
Primedia, Inc.
     10.250% due 06/01/2004                              4,000           4,020
      8.500% due 02/01/2006                             10,740          10,257
      7.630% due 04/01/2008                              8,250           7,508
R & B Falcon Corp.
      6.500% due 04/15/2003                              7,500           7,163
      9.250% due 04/15/2005                              4,525           4,248
R.H. Donnelly, Inc.
      9.130% due 06/01/2008                              6,725           6,624
Racers
      8.380% due 10/01/2007                             21,606          19,952
Renaissance Media Group
      0.000% due 04/15/2008 (c)                         21,250          14,981
Rogers Cablesystems Ltd.
     10.000% due 03/15/2005                              4,000           4,250
Rogers Cantel, Inc.
      8.300% due 10/01/2007                              4,316           4,294
      8.800% due 10/01/2007                              1,350           1,360
      9.380% due 06/01/2008                             23,550          24,492
Rural Cellular Corp.
      9.630% due 05/15/2008                             12,300          11,808
Safety-Kleen Services
      9.250% due 06/01/2008 (e)                         28,475           1,032
      9.250% due 05/15/2009 (e)                         14,000             508
Salem Communications
      9.500% due 10/01/2007                              1,400           1,379
Satelites Mexicanos
     11.280% due 06/30/2004 (d)                          7,875           5,473
SC International Services, Inc.
      9.250% due 09/01/2007                             19,450          19,061
Scotia Pacific Co. LLC
      7.710% due 01/20/2014 (d)                            180             118
Sequa Corp.
      9.000% due 08/01/2009                              7,550           7,456
Silgan Holdings, Inc.
      9.000% due 06/01/2009                             14,525          13,254
Smithfield Foods
      7.630% due 02/15/2008                              2,215           1,999
Smith's Food & Drug Centers, Inc.
      8.640% due 07/02/2012                                299             316
Station Casinos, Inc.
     10.130% due 03/15/2006                              2,000           2,010
      9.750% due 04/15/2007                              6,850           6,867
      8.880% due 12/01/2008                                800             775
      9.880% due 07/01/2010                              1,000           1,008
Sterling Chemicals, Inc.
     12.380% due 07/15/2006                             10,740          10,901
Stone Container Corp.
     10.750% due 10/01/2002                             12,346          12,577
     11.500% due 10/01/2004                              2,000           2,065
     11.500% due 08/15/2006                              4,850           5,020
TeleCorp PCS, Inc.
     10.630% due 07/15/2010                              1,125           1,142
Telewest Communications PLC
      9.630% due 10/01/2006                             11,250          10,519
      0.000% due 10/01/2007 (c)(d)                      10,949          10,538
     11.250% due 11/01/2008                              1,000             975
      9.250% due 04/15/2009 (c)                         19,330          10,390
      9.880% due 02/01/2010                              7,750           7,130
Tenet Healthcare Corp.
      7.880% due 01/15/2003                              1,000             998
      8.630% due 12/01/2003                              1,500           1,511
      8.000% due 01/15/2005                              7,095           7,033
      8.630% due 01/15/2007                              3,500           3,483
      7.630% due 06/01/2008                             20,090          19,111

                                                       See accompanying notes 43

High Yield Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
Terra Industries
     10.500% due 06/15/2005                        $     2,000     $     1,265
TFM SA de CV
      0.000% due 06/15/2009 (c)                          8,250           6,249
Triad Hospitals, Inc.
     11.000% due 05/15/2009                              2,095           2,158
U.S. Air, Inc.
      9.630% due 09/01/2003                             16,403          15,924
      9.330% due 01/01/2006                              4,510           4,200
United Defense Industries, Inc.
      8.750% due 11/15/2007                              1,000             943
United Pan-Europe Communications NV
     10.880% due 11/01/2007                             11,500          10,062
      0.000% due 02/01/2009 (c)                          7,990           4,674
     10.880% due 08/01/2009                             13,800          11,799
Vectura Group, Inc.
     10.250% due 06/30/2008                                275             235
Vintage Petroleum, Inc.
      9.000% due 12/15/2005                              9,840           9,988
      9.750% due 06/30/2009                              6,350           6,636
Voicestream Wireless Holding Corp.
     10.380% due 11/15/2009                              4,000           4,340
Waste Management, Inc.
      7.000% due 05/15/2005                                650             618
Western Gas Resources, Inc.
     10.000% due 06/15/2009                              7,100           7,455
Westinghouse Air Brake
      9.380% due 06/15/2005                              3,685           3,574
Westpoint Stevens, Inc.
      7.880% due 06/15/2008                              3,220           2,415
Williams Communications Group, Inc.
      7.180% due 11/15/2001 (d)                          6,100           6,104
     10.700% due 10/01/2007                              4,500           4,219
     10.880% due 10/01/2009                              5,750           5,290
World Color Press, Inc.
      8.380% due 11/15/2008                                650             633
      7.750% due 02/15/2009                              1,750           1,634
Worldwide Fiber, Inc.
     12.000% due 08/01/2009                              7,250           6,489
Young Broadcasting, Inc.
      9.000% due 01/15/2006                             18,625          17,973
      8.750% due 06/15/2007                                160             152
                                                                   -------------
                                                                     1,841,222
                                                                   =============
Utilities 7.4%
AES Corp.
     10.250% due 07/15/2006                              2,661           2,734
      8.500% due 11/01/2007                              7,800           7,488
      9.500% due 06/01/2009                              6,585           6,733
Alestra SA
     12.130% due 05/15/2006                             12,100          11,767
AT&T Corp.
     10.630% due 11/01/2008                              9,600          10,672
Azurix Corporation
     10.380% due 02/15/2007                             16,600          15,687
Calpine Corp.
      9.250% due 02/01/2004                             13,000          13,017
     15.000% due 03/15/2004                             10,000          10,759
      7.630% due 04/15/2006                              4,500           4,389
      8.750% due 07/15/2007                             24,250          24,414
      7.880% due 04/01/2008                              7,287           7,012
      7.750% due 04/15/2009                              1,000             953
Carolina Power & Light Co.
      7.230% due 07/29/2002 (d)                          2,900           2,911
CMS Energy
      8.130% due 05/15/2002                              4,537           4,506
      6.750% due 01/15/2004                                750             704
      7.000% due 01/15/2005                             10,000           9,212
Flag Ltd.
      8.250% due 01/30/2008                             27,375          24,227
ITC Deltacom, Inc.
     11.000% due 06/01/2007                              5,385           4,873
      8.880% due 03/01/2008                             13,300          10,840
Mastec, Inc.
      7.750% due 02/01/2008                              7,250           6,924
North Atlantic Energy
      9.050% due 06/01/2002                                  9               9
Philippine Long Distance Telephone Co.
     10.500% due 04/15/2009                             11,150          10,069
Qwest Communications International, Inc.
      0.000% due 10/15/2007 (c)                         13,040          11,424
      0.000% due 02/01/2008 (c)                         10,550           8,689
      7.500% due 11/01/2008                              7,500           7,481
Telekomunikacja Polska SA
      7.750% due 12/10/2008                                 80              77
Wilmington Trust Co. - Tucson Electric
     10.210% due 01/01/2009 (b)                            500             500
     10.730% due 01/01/2013 (b)                          8,866           9,359
                                                                   -------------
                                                                       227,430
                                                                   -------------
Total Corporate Bonds & Notes                                        2,317,522
(Cost $2,532,215)                                                  =============
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES 2.3%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 1.8%
Asset Securitization Corp.
      7.380% due 08/13/2029                              1,500           1,438
Federal Deposit Insurance Corp.
      7.860% due 11/25/2026 (d)                            400             400
LTC Commercial Corp.
      7.970% due 04/15/2028                              5,062           4,734
Red Mountain Funding Corp.
      9.150% due 11/28/2027                              5,727           3,901
Resolution Trust Corp.
      6.900% due 02/25/2027                              5,428           5,004
      7.000% due 05/25/2027                              5,734           5,641
Sasco Floating Rate Commercial Mortgage
      7.170% due 04/25/2003 (d)                         29,800          29,220
Structured Asset Securities Corp.
      7.050% due 11/25/2007                              4,000           3,837
                                                                   -------------
                                                                        54,175
                                                                   =============
Other Mortgage-Backed Securities 0.5%
LTC Commercial Corp.
      9.200% due 08/04/2012                              3,235           3,300
NationsBanc Mortgage Capital Corp.
      8.040% due 05/25/2028 (d)                          3,835           2,732
Nationslink Funding Corp.
      7.110% due 01/20/2013                             10,500           8,150
                                                                   -------------
                                                                        14,182
                                                                   =============
Stripped Mortgage-Backed Securities 0.0%
Federal National Mortgage Association (IO)
      7.000% due 07/25/2008                              2,190             278
      6.500% due 06/25/2017                                351               6
      7.000% due 04/25/2019                             10,367             640
      7.000% due 12/25/2021                              3,129             416
Fund America (IO)
      9.590% due 10/20/2021                                  6              57
                                                                   -------------
                                                                         1,397
                                                                   -------------
Total Mortgage-Backed Securities                                        69,754
(Cost $70,505)                                                     =============

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES 6.3%
--------------------------------------------------------------------------------
Airplanes Pass Through Trust
     10.880% due 03/15/2019                             28,515          23,211
Airtrust
      6.340% due 06/01/2013                             12,942           5,039
AM-FM, Inc.
     12.750% due 02/01/2009 (c)                          5,550           5,321
Bergen Brunswig Term Loan A
      9.120% due 03/31/2005                              1,141           1,138
      9.190% due 03/31/2005                                106             106
      9.220% due 03/31/2005                              3,423           3,415
      9.330% due 03/31/2005                              1,141           1,138
Charter Commercial Holdings LLC
      9.240% due 03/31/2008                              5,000           4,994
Columbia/HCA Healthcare
      8.380% due 09/15/2001                              7,500           7,444

44 See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
Conseco Finance
      9.300% due 10/15/2030                        $    10,000     $    10,344
Crown Castle
      9.370% due 03/31/2008                              3,000           3,010
Global Crossing Ltd.
      9.440% due 08/15/2006                              3,000           3,020
Green Tree Financial Corp.
      8.000% due 07/15/2018                              7,000           5,843
Huntsman Corp.
      9.750% due 12/31/2005                              3,000           2,976
Impress Metal Term Loan G
      9.940% due 12/01/2006                              2,500           2,520
Jefferson Smurfit
      9.940% due 03/31/2006                              1,512           1,516
Levi Strauss & Co. Term Loan
      9.940% due 02/01/2002                                282             277
      9.890% due 02/01/2002                                960             941
      9.930% due 02/01/2002                              3,562           3,491
McLeodUSA Loan Term B
      9.620% due 05/26/2008                              5,000           5,011
Morgan Stanley Aircraft Finance
      8.700% due 03/15/2023                             22,300          19,683
Primedia, Inc.
      9.000% due 07/31/2004                              5,000           4,991
Starwood Hotels & Resorts
      9.370% due 02/23/2003                              8,501           8,518
Stone Container Corp.
     10.190% due 10/01/2003                             11,204          11,242
     10.190% due 10/01/2005                              4,759           4,762
      9.940% due 10/01/2005                              4,377           4,389
Total Renal Care Revolver
      9.880% due 03/31/2003                                960             909
     10.000% due 03/31/2003                              4,506           4,393
     10.130% due 03/31/2003                                133             126
      9.880% due 03/31/2003                              1,697           1,607
Total Renal Care Term Loan A
      9.880% due 03/31/2003                              1,017           1,001
Triad Hospitals, Inc.
     10.620% due 11/11/2005 (d)                          6,882           6,917
Voicestream Term Loan A
      9.410% due 12/31/2007                              5,000           4,989
Voicestream Term Loan B
      9.660% due 02/15/2009                              7,500           7,482
Voicestream Vendor Facility
      9.660% due 06/30/2009                             21,000          20,843
                                                                   -------------
Total Asset-Backed Securities                                          192,607
(Cost $202,066)                                                    =============
--------------------------------------------------------------------------------
   SOVEREIGN ISSUES 0.8%
--------------------------------------------------------------------------------
Republic of Brazil
      7.380% due 04/15/2006 (d)                          4,650           4,377
United Mexican States
      8.500% due 02/01/2006                             10,000          10,005
      9.880% due 02/01/2010                             10,000          10,655
                                                                   -------------
Total Sovereign Issues                                                  25,037
(Cost $24,295)                                                     =============
--------------------------------------------------------------------------------
   CONVERTIBLE BONDS & NOTES 1.8%
--------------------------------------------------------------------------------
Health Care 0.6%
Tenet Healthcare Corp.
      6.000% due 12/01/2005                              3,250           2,714
Total Renal Care Holdings
      7.000% due 05/15/2009                             20,100          14,371
                                                                   -------------
                                                                        17,085
                                                                   =============
Industrial 1.2%
Aes Drox Energy Ltd.
     11.500% due 08/30/2010                              3,000           3,188
Hercules Trust VI
      9.230% due 12/29/2000 (d)                         25,550          25,543
Hilton Hotels Corp.
      5.000% due 05/15/2006                              1,000             844
Pride International, Inc.
      0.000% due 04/24/2018                             11,750           5,523
Waste Management, Inc.
      4.000% due 02/01/2002 (d)                          2,500           2,334
                                                                   -------------
                                                                        37,432
                                                                   -------------
Total Convertible Bonds & Notes                                         54,517
(Cost $54,816)                                                     =============
--------------------------------------------------------------------------------
 PREFERRED STOCK 3.0%
--------------------------------------------------------------------------------
                                                        Shares
CSC Holdings, Inc.
     11.125% due 04/01/2008                            199,314          21,177
Fresenius Medical Care
      9.000% due 12/01/2006                             29,995          29,920
      7.875% due 02/01/2008                             29,900          28,330
Newscorp Overseas Ltd.
      8.625% due 12/31/2049                            133,200           3,097
Primedia, Inc.
      9.200% due 11/01/2009                             70,000           6,248
      8.625% due 04/01/2010                             50,000           4,213
                                                                   -------------
Total Preferred Stock                                                   92,985
(Cost $98,374)                                                     =============
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 9.3%
--------------------------------------------------------------------------------
                                                     Principal
                                                        Amount
                                                        (000s)
Commercial Paper 9.2%
American Electric Power, Inc.
      6.700% due 11/01/2000                        $     5,300           5,270
Anz, Inc.
      6.520% due 11/03/2000                              1,500           1,491
      6.480% due 11/07/2000                              7,900           7,849
      6.480% due 11/28/2000                              4,200           4,153
AT&T Corp.
      6.510% due 11/08/2000                             25,600          25,428
      6.530% due 11/15/2000                              7,800           7,738
      6.470% due 12/13/2000                              2,100           2,072
      6.510% due 12/13/2000                              6,300           6,212
Bank One Corp.
      6.500% due 11/15/2000                              7,200           7,143
Bell Atlantic Financial Services
      6.530% due 11/01/2000                              6,300           6,266
Bellsouth Capital Funding
      6.490% due 12/06/2000                             11,700          11,549
CDC
      6.530% due 10/18/2000                                600             598
Cox Communications
      6.730% due 11/06/2000                             24,000          23,843
CSX Corp.
      6.700% due 10/10/2000                             13,500          13,480
Dominion Resources, Inc.
      6.710% due 11/16/2000                              4,400           4,363
Edison Midwest
      6.720% due 11/01/2000                              2,400           2,387
      6.700% due 11/08/2000                              5,000           4,966
      6.730% due 11/15/2000                              3,100           3,075
Federal Home Loan Bank
      6.440% due 10/11/2000                              2,800           2,795
Ford Motor Credit Corp.
      6.550% due 10/18/2000                                400             399
General Electric Capital Corp.
      6.520% due 10/25/2000                              1,300           1,295
      6.470% due 12/14/2000                              7,400           7,295
      6.510% due 01/24/2001                                500             489
Gillette Co.
      6.460% due 12/12/2000                              3,600           3,550
Houston Industries
      6.800% due 11/08/2000                              6,300           6,256

                                                       See accompanying notes 45

High Yield Fund
September 30, 2000 (Unaudited)
                                                                         Value
                                                        Shares          (000s)
--------------------------------------------------------------------------------
Infinity Broadcasting Corp.
      6.700% due 11/15/2000                        $     1,100     $     1,091
      6.700% due 11/16/2000                              5,600           5,553
      6.700% due 11/17/2000                             25,400          25,182
      6.710% due 11/21/2000                              6,100           6,043
Ingersoll-Rand Co.
      6.700% due 11/15/2000                             14,600          14,480
International Paper Co.
      6.700% due 10/10/2000                              4,600           4,593
      6.720% due 11/17/2000                              4,200           4,164
Nabisco, Inc.
      6.700% due 10/18/2000                              9,600           9,572
SBC Communications, Inc.
      6.460% due 12/06/2000                              2,200           2,173
Swedbank, Inc.
      6.510% due 01/19/2001                             17,900          17,532
Texas Utilities Co.
      6.700% due 10/18/2000                              7,300           7,278
Verizon Global Funding
      6.460% due 12/07/2000                              9,600           9,476
      6.470% due 12/14/2000                              3,300           3,252
Yorkshire Building Society
      6.460% due 12/21/2000                             12,300          12,109
                                                                   -------------
                                                                       282,460
                                                                   =============
Repurchase Agreements 0.1%
State Street Bank
      5.850% due 10/02/2000                              2,762           2,762
      (Dated 9/29/2000. Collateralized by
      Federal National Mortgage Association
      6.100% due 08/10/2001 valued at $2,822.
      Repurchase proceeds are $2,763.)

                                                                   -------------
Total Short-Term Instruments                                           285,222
(Cost $285,306)                                                    =============

Total Investments (a) 99.3%                                        $ 3,037,644
(Cost $3,267,577)

Other Assets and Liabilities (Net) 0.7%                                 21,880
                                                                   -------------
Net Assets 100.0%                                                  $ 3,059,524
                                                                   =============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $    21,883

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                      (251,816)
                                                                   -------------

Unrealized depreciation-net                                        $  (229,933)
                                                                   =============

(b) Restricted security.

(c) Security becomes interest bearing at a future date.

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Security is in default.

46 See accompanying notes

Schedule of Investments

Low Duration Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 59.3%
--------------------------------------------------------------------------------
Banking & Finance 34.9%
American General Finance
      6.880% due 12/14/2001                        $    25,000     $    25,021
Aristar, Inc.
      7.380% due 09/01/2004                             19,000          18,984
Associates Corp. of North America
      6.700% due 05/29/2001                                400             400
      6.780% due 08/27/2001 (d)                          1,000           1,003
      6.880% due 06/20/2002                             20,000          19,896
      6.950% due 08/01/2002                              1,000           1,003
AT&T Capital Corp.
      7.500% due 11/15/2000                              6,200           6,205
      7.010% due 04/23/2002 (d)                         10,000          10,028
Banc One Corp.
      7.250% due 08/01/2002                                500             503
Banco Latinoamericano SA
      6.750% due 03/01/2001                              1,300           1,298
Banco Nacional de Comercio Exterior
      7.250% due 02/02/2004                              1,800           1,742
Bank of America Corp.
      7.200% due 09/15/2002                                100             101
      7.880% due 12/01/2002                                100             102
      6.630% due 06/15/2004                              1,000             991
Bear Stearns Co., Inc.
      6.170% due 06/28/2001 (d)                          2,000           2,010
      7.010% due 12/16/2002 (d)                         21,000          21,024
      6.130% due 02/01/2003                              3,000           2,941
      7.130% due 03/28/2003 (d)                          8,600           8,600
      6.200% due 03/30/2003                              9,700           9,513
      7.100% due 06/01/2004 (d)                          3,000           3,021
Beaver Valley Funding Corp.
      8.250% due 06/01/2003                              3,311           3,280
Beneficial Corp.
      6.770% due 01/09/2002 (d)                         10,000          10,048
      6.650% due 09/12/2002                              5,000           4,965
      6.580% due 12/16/2002                              5,440           5,385
Bombardier Capital, Inc.
      6.000% due 01/15/2002                             10,000           9,840
      7.500% due 08/15/2004                              1,000           1,007
Capital One Bank
      6.280% due 02/20/2001                              6,500           6,474
      7.000% due 04/30/2001                                300             300
      7.610% due 06/23/2003 (d)                            100             100
Case Credit Corp.
      5.910% due 02/19/2001                              4,000           3,982
      5.850% due 02/20/2001 (d)                         63,000          62,693
      5.930% due 02/26/2001                              5,000           4,976
      6.900% due 08/01/2001 (d)                          4,750           4,757
Caterpillar Financial Services Corp.
      6.930% due 11/04/2002 (d)                         25,000          25,017
      6.910% due 12/27/2002 (d)                         25,000          24,990
      6.880% due 08/01/2004                              2,000           1,980
Chase Manhattan Corp.
      6.530% due 10/13/2000 (d)                          7,500           7,500
      5.500% due 02/15/2001                              1,000             995
Chrysler Financial Co. LLC
      5.850% due 01/26/2001                              5,000           4,987
      6.760% due 08/08/2002 (d)                          8,000           8,011
CIT Group, Inc.
      6.200% due 10/20/2000                             17,300          17,296
      6.810% due 09/13/2002 (d)                         19,400          19,400
Credit Asset Receivable
      6.270% due 10/31/2003                             34,267          33,813
Export-Import Bank Korea
      6.500% due 02/10/2002                              7,500           7,399
      6.500% due 11/15/2006                              6,700           6,525
      7.100% due 03/15/2007                              6,700           6,657
Finova Capital Corp.
      6.270% due 09/29/2000                              2,700           2,700
      6.910% due 06/18/2003 (d)                          6,000           5,250
First Union Corp.
      7.550% due 08/18/2005                             42,800          43,353
Ford Motor Credit Corp.
      6.810% due 03/19/2002 (d)                         18,857          18,938
      6.990% due 07/16/2002 (d)                            100             100
      6.520% due 08/12/2002                             13,000          12,905
      6.000% due 01/14/2003                             15,000          14,677
      6.850% due 03/17/2003 (d)                          3,000           2,996
      6.130% due 04/28/2003                             14,000          13,698
      6.960% due 04/26/2004 (d)                         19,000          18,974
General Motors Acceptance Corp.
      7.130% due 05/01/2001                             15,000          15,022
      6.680% due 09/19/2001 (d)                          5,000           5,009
      6.760% due 12/10/2001 (d)                          7,400           7,401
      6.840% due 04/29/2002 (d)                          2,000           2,006
      6.880% due 11/12/2002 (d)                         63,520          63,596
      6.780% due 11/12/2002 (d)                         17,400          17,397
      5.880% due 01/22/2003                                500             489
      7.400% due 07/20/2003 (d)                         14,366          14,353
      7.020% due 04/05/2004 (d)                            700             699
      6.850% due 06/17/2004                              1,000             991
Gold Eagle Capital Ltd.
      9.000% due 04/15/2001                             20,000          19,976
Goldman Sachs Group
      6.200% due 12/15/2000                              1,000             998
      7.630% due 08/17/2005                             20,800          21,237
Great Western Financial
      8.600% due 02/01/2002                              4,000           4,068
Heller Financial, Inc.
      6.970% due 04/28/2003 (d)                         20,000          19,914
Hitachi Credit America
      6.100% due 04/24/2001                             25,000          24,891
Household Finance Corp.
      6.490% due 04/09/2001                             20,000          19,972
      7.630% due 01/15/2003                             10,849          10,987
      6.130% due 02/27/2003                              1,500           1,463
      6.920% due 06/24/2003 (d)                          1,500           1,501
      6.130% due 07/15/2012                             10,000           9,859
Industrial Bank of Korea
      8.380% due 09/30/2002                              5,000           5,030
Key Bank NA
      6.050% due 04/24/2003                             12,900          12,571
Korea Development Bank
      7.130% due 09/17/2001                             28,963          28,923
      7.900% due 02/01/2002                              6,100           6,115
      7.630% due 10/01/2002                             19,500          19,516
      6.500% due 11/15/2002                              5,898           5,775
      8.290% due 06/16/2003 (d)                          3,500           3,430
      6.630% due 11/21/2003                             20,300          19,766
      7.130% due 04/22/2004                             11,800          11,581
      7.380% due 09/17/2004                              1,200           1,183
Lehman Brothers Holdings, Inc.
      6.630% due 11/15/2000                                825             825
      7.680% due 04/02/2002 (d)                          2,000           2,018
      6.380% due 05/07/2002                             28,345          28,133
      7.410% due 05/07/2002 (d)                          5,000           5,031
      6.610% due 07/08/2002 (d)                          1,500           1,501
      7.210% due 12/12/2002 (d)                          1,500           1,507
      7.170% due 04/04/2003 (d)                          7,900           7,902
      7.000% due 05/15/2003                              3,600           3,590
Marsh & McLennan Co., Inc.
      6.630% due 06/15/2004                              1,000             984
MBNA America Bank NA
      6.000% due 12/26/2000                              5,000           4,992
      6.880% due 07/15/2004                              1,900           1,862
Merrill Lynch & Co.
      6.230% due 09/30/2000 (d)                          8,558           8,558
      6.000% due 01/15/2001 (d)                          1,336           1,332
      7.280% due 11/26/2001 (d)                        115,000         115,671
      6.830% due 01/15/2002 (d)                          5,000           4,998
      7.090% due 02/08/2002 (d)                         25,000          25,090
      6.920% due 02/04/2003 (d)                         23,000          22,988
      6.130% due 04/07/2003                              7,770           7,640

                                                       See accompanying notes 47

Low Duration Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
Metropolitan Life Insurance Co.
      6.300% due 11/01/2003                        $    17,850     $    17,450
Mexico Credit Link
     11.380% due 02/22/2002 (d)                          5,000           5,214
Morgan Stanley, Dean Witter, Discover and Co.
      6.850% due 03/11/2003 (d)                          5,000           4,993
Nacional Financiera
      8.570% due 05/08/2003 (d)                          2,000           2,011
Pemex Finance Ltd.
      6.130% due 11/15/2003                             13,000          12,770
PNC Bank Corp.
      6.720% due 01/24/2002 (d)                         20,000          20,013
Popular North American, Inc.
      6.880% due 06/15/2001                              5,000           5,003
      7.380% due 09/15/2001                             20,000          20,096
Popular, Inc.
      6.200% due 04/30/2001                              1,000             997
Prudential Funding Corp.
      6.420% due 10/02/2000 (d)                          5,000           5,001
Rothmans Holdings
      6.500% due 05/06/2003                             14,000          13,588
Salomon, Inc.
      7.500% due 02/01/2003                              3,000           3,038
Salomon, Smith Barney Holdings
      3.650% due 02/14/2002 (d)                          1,088           1,075
      6.860% due 05/14/2002 (d)                         25,150          25,149
      7.020% due 07/23/2002 (d)                          5,100           5,092
Security Pacific Corp.
     11.500% due 11/15/2000                              3,850           3,868
Seismic Ltd.
     11.270% due 01/01/2002 (d)                         10,000          10,000
Shopping Center Associates
      6.750% due 01/15/2004                             11,725          11,469
Spieker Properties
      6.650% due 12/15/2000                              5,070           5,062
      6.800% due 05/01/2004                              2,000           1,955
Toyota Motor Credit Corp.
      7.320% due 02/15/2002 (d)                         11,600          11,403
Transamerica Finance Corp.
      6.130% due 11/01/2001                              5,000           4,958
      5.920% due 03/29/2002                             52,050          51,351
Travelers Group, Inc.
      7.250% due 05/01/2001                              3,700           3,704
      7.300% due 05/15/2002                             15,000          15,082
Wachovia Corp.
      7.260% due 05/02/2005 (d)                          8,000           7,992
Wells Fargo & Co.
      6.630% due 07/15/2004                              1,000             991
      7.220% due 05/02/2005 (d)                         32,700          32,689
                                                                   -------------
                                                                     1,472,709
                                                                   =============
Industrials 14.5%
Abitibi-Consolidated, Inc.
      8.300% due 08/01/2005                             20,000          20,473
Allied Waste Industries, Inc.
      7.380% due 01/01/2004                              5,000           4,675
AMR Corp.
      9.910% due 03/01/2001                              2,500           2,525
      9.130% due 10/24/2001                              4,250           4,321
Atlas Air, Inc.
      8.010% due 01/02/2010                             10,817          10,517
Boise Cascade Co.
      9.850% due 06/15/2002                              3,000           3,065
Burlington North Santa Fe
      6.050% due 03/15/2031                              2,000           1,985
Caterpillar, Inc.
      9.750% due 06/01/2019                             13,766          14,415
Cemex SA
      8.630% due 07/18/2003                             10,000          10,125
Century Communications Corp.
      0.000% due 03/15/2003                              5,250           4,016
Coastal Corp.
      7.290% due 03/01/2002 (d)                         32,200          32,200
Columbia/HCA Healthcare
      6.130% due 12/15/2000                                200             199
      8.130% due 08/04/2003                              5,000           4,957
      6.630% due 07/15/2045                              7,000           6,823
Conoco, Inc.
      5.900% due 04/15/2004                              3,100           3,003
Cox Enterprises, Inc.
      6.630% due 06/14/2002                              3,000           2,969
      7.610% due 05/01/2033 (d)                          2,000           1,999
Crown Cork & Seal Co.
      7.130% due 09/01/2002                             33,000          31,313
Crown Cork & Seal Finance PLC
      6.750% due 12/15/2003                              7,000           6,373
DaimlerChrysler Holdings
      6.900% due 09/01/2004                              1,000             997
Delta Air Lines, Inc.
      9.800% due 12/16/2000                                250             251
      8.500% due 09/15/2001                                205             207
      6.650% due 03/15/2004                              2,925           2,775
Eastman Chemical Co.
      6.380% due 01/15/2004                                250             241
Electric Lightwave, Inc.
      6.050% due 05/15/2004                              3,000           2,922
EZ Communication, Inc.
      9.750% due 12/01/2005                              5,000           5,254
Federal-Mogul Corp.
      7.500% due 07/01/2004                             28,600          12,155
Ford Motor Co.
      9.000% due 09/15/2001                                500             507
Fred Meyer, Inc.
      7.150% due 03/01/2003                             13,500          13,411
Global Crossing Ltd.
      6.000% due 10/15/2013                              7,500           6,929
HMH Properties, Inc.
      7.880% due 08/01/2005                              5,000           4,738
IMEXSA Export Trust
     10.130% due 05/31/2003                              7,740           7,713
International Game Technology
      7.880% due 05/15/2004                                500             491
ISP Holdings, Inc.
      9.750% due 02/15/2002                              3,000           2,700
Kroger Co.
      6.340% due 06/01/2001                              5,000           4,982
Lockheed Martin Corp.
      6.850% due 05/15/2001                              7,300           7,274
Mallinckrodt, Inc.
      6.300% due 03/15/2011 (d)                            650             647
Nabisco, Inc.
      6.000% due 02/15/2001 (d)                         21,000          20,842
      6.700% due 06/15/2002                             21,100          20,657
Occidental Petroleum
      6.400% due 04/01/2003                             15,945          15,553
Park Place Entertainment Corp.
      7.950% due 08/01/2003                             15,955          15,975
Petroleos Mexicanos
      8.130% due 07/15/2005 (d)                         15,873          15,912
      9.380% due 12/02/2008                              5,500           5,665
Philip Morris Cos., Inc.
      9.000% due 01/01/2001                              7,000           7,017
      7.500% due 01/15/2002                                200             199
      7.250% due 01/15/2003                              4,050           4,003
      6.950% due 06/01/2006                             25,000          24,883
Philips Petroleum Co.
      8.500% due 05/25/2005                              2,000           2,114
R & B Falcon Corp.
      6.500% due 04/15/2003                             11,000          10,546
Rollins Truck Leasing Co.
      8.000% due 02/15/2003                              3,000           3,020
Starwood Hotels & Resorts
      6.750% due 11/15/2005                              2,000           1,881
Stone Container Corp.
     10.750% due 10/01/2002                             11,080          11,288
Supervalu, Inc.
      9.750% due 06/15/2004                             10,500          11,068

48 See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
TCI Communications, Inc.
      7.360% due 03/11/2003 (d)                    $     3,000     $     3,060
Tenet Healthcare Corp.
      7.880% due 01/15/2003                              5,300           5,287
      8.630% due 12/01/2003                              9,700           9,774
Time Warner, Inc.
      7.980% due 08/15/2004                              1,200           1,234
TTX Co.
      7.820% due 07/21/2003                             61,000          62,077
Tyco International Group SA
      6.880% due 09/05/2002                             18,805          18,766
      6.250% due 06/15/2003                              5,100           4,964
Union Oil Co. of California
      9.100% due 08/15/2001                              3,350           3,407
Waste Management, Inc.
      6.500% due 05/14/2004                             45,000          42,423
Whitman Corp.
      6.000% due 05/01/2004                              6,500           6,299
Williams Communications Group, Inc.
      7.180% due 11/15/2001 (d)                          6,200           6,204
Yorkshire Power
      6.150% due 02/25/2003                             40,000          38,494
                                                                   -------------
                                                                       612,759
                                                                   =============
Utilities 9.9%
Arizona Public Service
      5.880% due 02/15/2004                              3,600           3,439
Arkansas Power & Light
      6.000% due 10/01/2003                                450             432
AT&T Corp.
      5.630% due 03/15/2004                                415             397
Calpine Corp.
      9.250% due 02/01/2004                              2,960           2,964
      7.630% due 04/15/2006                              2,900           2,828
Cinergy Corp.
      6.130% due 04/15/2004                             13,000          12,317
Cleveland Electric Illuminating Co.
      8.550% due 11/15/2001                              2,075           2,106
      7.850% due 07/30/2002                              3,500           3,536
      9.500% due 05/15/2005                              2,000           2,048
CMS Energy
      8.130% due 05/15/2002                              5,000           4,966
      7.630% due 11/15/2004                             15,400          14,750
      8.000% due 07/01/2011                              5,000           4,957
Connecticut Light & Power Co.
      7.880% due 06/01/2001                                500             502
      8.590% due 06/05/2003                             10,000           9,869
Deutsche Telekom AG
      7.750% due 06/15/2005                              5,000           5,123
DTE Capital Corp.
      8.350% due 11/15/2038 (d)                          1,000             978
Entergy Louisiana, Inc.
      8.500% due 06/01/2003                              4,000           4,112
Entergy Mississippi
      7.750% due 02/15/2003                             35,000          35,346
GTE Corp.
      8.880% due 01/15/2006                             45,170          46,640
      6.130% due 04/15/2012                              4,300           4,249
Hughes Electric
      7.560% due 10/23/2000 (d)                         28,500          28,509
Illinois Power Co.
      6.250% due 07/15/2002                             10,000           9,862
      6.000% due 09/15/2003                             12,500          12,177
Louisiana Power & Light Co.
      7.740% due 07/01/2002                              3,308           3,308
Niagara Mohawk Power
      7.000% due 10/01/2000                             20,717          20,717
      7.130% due 07/01/2001                              1,512           1,513
      7.250% due 10/01/2002                             16,634          16,563
North Atlantic Energy
      9.050% due 06/01/2002                              2,678           2,705
Occidental Petroleum
      6.240% due 11/24/2000                              5,000           4,987
Ohio Edison Co.
      8.630% due 09/15/2003                              5,000           5,211
Public Service Enterprise Group, Inc.
      7.040% due 11/22/2000 (d)                         10,000           9,999
Qwest Capital Funding, Inc.
      6.130% due 07/15/2002                              5,250           5,169
Qwest Corp.
      7.630% due 06/09/2003                             25,000          25,320
Reliant Energy, Inc.
      6.380% due 11/01/2003                              2,000           1,960
Southwestern Bell Communication Capital
Corp.
      6.130% due 03/12/2001                              2,000           1,993
Sprint Corp.
      9.500% due 04/01/2003                              5,800           6,087
Texas Utilities Co.
      5.940% due 10/15/2001                             13,155          12,982
      9.700% due 02/28/2003                              4,695           4,991
      6.750% due 03/01/2003                                925             919
      6.750% due 04/01/2003                              3,875           3,849
      6.880% due 08/01/2005                              2,000           1,964
Toledo Edison Co.
      8.180% due 07/30/2002                              2,500           2,542
U.S. West Communications, Inc.
      5.650% due 11/01/2004                              9,250           8,705
United Illuminating Co.
      6.000% due 12/15/2003                             13,000          12,550
Western Massachusetts Electric
      7.750% due 12/01/2002                              4,847           4,849
Western Resources, Inc.
      6.250% due 08/15/2003                              5,450           4,898
WorldCom, Inc.
      6.130% due 08/15/2001                             45,000          44,726
                                                                   -------------
                                                                       420,614
                                                                   -------------
Total Corporate Bonds & Notes                                        2,506,082
(Cost $2,526,932)                                                  =============
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCIES 0.8%
--------------------------------------------------------------------------------
Federal Home Loan Bank
      6.240% due 08/24/2001                                210             209
      6.250% due 11/15/2002                                995             991
      6.000% due 03/26/2004                             10,000           9,774
Federal Home Loan Mortgage Corp.
      5.750% due 06/15/2001                                750             746
      6.000% due 07/20/2001                                970             966
      6.250% due 10/15/2002                                750             746
      7.380% due 05/15/2003                              5,000           5,105
Federal National Mortgage Association
      5.630% due 03/15/2001                              3,174           3,160
      4.630% due 10/15/2001                                535             525
      6.500% due 09/05/2002                                600             597
      6.250% due 11/15/2002                                606             603
      7.130% due 01/15/2030                                 28              29
Small Business Administration
      8.250% due 01/25/2013 (d)                            255             259
      8.250% due 02/25/2014 (d)                            796             848
Student Loan Marketing Assn.
      6.920% due 04/25/2006 (d)                          7,893           7,863
                                                                   -------------
Total U.S. Government Agencies                                          32,421
(Cost $32,139)                                                     =============
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 9.7%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (i)
      3.630% due 07/15/2002 (b)(j)                     155,181         155,132
      3.380% due 01/15/2007 (j)                         38,184          36,931
      3.630% due 01/15/2008 (j)                        123,389         120,575
      3.880% due 01/15/2009                             98,818          98,015
U.S. Treasury Bonds
      5.500% due 08/15/2028                                100              93
U.S. Treasury Strips
      0.000% due 02/15/2019                                200              66
                                                                   -------------
Total U.S. Treasury Obligations                                        410,812
(Cost $410,218)                                                    =============


                                                       See accompanying notes 49

Low Duration Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 41.8%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 15.4%
Amortizing Residential Collateral Trust
   6.880% due 09/25/2003 (d)                       $    16,690      $    16,690
Bayview Financial Revolving Mortgage
   7.920% due 08/25/2029 (d)                             6,900            6,785
Cendant Mortgage Corp.
   6.500% due 01/18/2016                                   513              505
Chase Commercial Mortgage Securities Corp.
   7.600% due 12/18/2005                                   156              159
Chase Mortgage Finance Corp.
  10.000% due 11/25/2009                                    87               87
   6.500% due 06/25/2013                                 6,229            6,161
   6.320% due 04/25/2025 (d)                             3,116            3,147
   6.750% due 06/25/2028                                11,250           10,810
   6.350% due 07/25/2029                                 4,717            4,670
CMC Securities Corp. IV
   7.250% due 10/25/2027                                12,141           12,035
Collateralized Mortgage Obligation Trust
   6.750% due 01/20/2003 (d)                                 4                4
Commercial Trust
   6.670% due 12/15/2003                                 3,799            3,575
Countrywide Funding Corp.
   6.250% due 01/25/2035 (d)                             2,810            2,786
Countrywide Home Loans
   6.250% due 07/25/2009                                   467              464
   6.900% due 12/25/2027                                18,168           17,481
Criimi Mae Financial Corp.
   7.000% due 01/01/2033                                 8,469            8,358
CS First Boston Mortgage Securities Corp.
   6.400% due 01/17/2035                                   132              131
Dime Savings
   7.060% due 11/01/2018 (d)                             1,340            1,210
DLJ Mortgage Acceptance Corp.
  11.000% due 08/01/2019                                   697              758
   8.670% due 05/25/2024 (d)                             1,056            1,079
   7.190% due 06/25/2026 (d)                             9,473            9,369
   6.850% due 12/17/2027                                   165              165
Enterprise Mortgage Acceptance Co.
   6.110% due 01/15/2025                                   106              105
Federal Home Loan Mortgage Corp.
   6.000% due 07/15/2006                                 1,585            1,574
   6.500% due 08/15/2006                                 2,211            2,199
   9.500% due 03/01/2010                                    23               24
   6.500% due 08/15/2011                                18,088           17,773
  12.500% due 09/30/2013                                   544              580
   9.500% due 08/01/2016                                     6                6
  10.000% due 11/01/2016                                    18               19
   9.500% due 06/01/2019                                    19               20
  10.000% due 07/15/2019                                   232              244
   9.000% due 11/15/2019                                   485              489
  10.000% due 05/15/2020                                   166              174
   9.500% due 07/01/2020                                     9                9
   9.500% due 08/01/2020                                    28               29
   7.500% due 12/15/2020                                   957              960
   9.000% due 12/15/2020                                 2,821            2,906
   9.500% due 01/15/2021                                   959              996
   8.000% due 04/15/2021                                 1,146            1,168
   9.000% due 05/15/2021                                   193              198
   9.500% due 09/01/2021                                    33               34
   7.500% due 01/20/2024                                 4,574            4,582
Federal National Mortgage Association
   8.950% due 05/25/2003                                    21               22
   9.400% due 07/25/2003                                    43               44
   9.000% due 07/25/2003                                   176              177
   6.880% due 06/25/2009                                 1,294            1,288
   7.000% due 09/25/2016                                10,368           10,314
   8.750% due 05/25/2019                                    21               21
   9.500% due 03/25/2020                                 3,671            4,000
   9.500% due 05/25/2020                                 1,278            1,329
   9.000% due 03/25/2021                                 3,151            3,243
   9.000% due 04/25/2021                                   107              111
   8.000% due 03/25/2022                                    29               29
   5.000% due 01/25/2024                                    54               53
   8.500% due 04/01/2025                                 2,854            2,934
   6.890% due 02/01/2028 (d)                             5,771            5,934
General Electric Capital Mortgage Services, Inc.
   6.750% due 12/25/2012                                 2,629            2,610
   6.500% due 02/25/2024                                     1                1
German American Capital Corp.
   7.000% due 08/12/2010                                 6,800            6,685
Glendale Federal Savings & Loan
   7.940% due 03/25/2030 (d)                               949              941
Greenwich
   9.480% due 11/25/2024 (d)                               151              151
Impac Secured Assets CMN Owner Trust
   8.000% due 07/25/2030                               113,595          114,056
Independent National Mortgage Corp.
   9.140% due 11/25/2024 (d)                                48               48
J.P. Morgan Commercial Mortgage Finance Corp.
   7.070% due 09/15/2029                                   185              185
   6.370% due 01/15/2030                                   116              114
LB Commercial Conduit Mortgage Trust
   6.330% due 11/18/2004                                   119              118
Mellon Residential Funding Corp.
   6.400% due 06/25/2028                                 2,661            2,589
   6.580% due 07/25/2029 (d)                            17,411           17,193
Morgan Stanley Capital
   7.230% due 01/16/2006                                   230              232
   7.460% due 02/15/2020                                 8,100            8,234
   6.860% due 08/15/2023                                   121              120
   6.220% due 06/01/2030                                   209              205
Mortgage Capital Funding, Inc.
   6.330% due 10/18/2007                                21,345           20,895
Nomura Asset Securities Corp.
   6.630% due 01/25/2009                                   463              460
Norwest Asset Securities Corp.
   6.500% due 04/25/2028                                 1,415            1,374
   6.500% due 01/25/2029                                 6,000            5,623
PNC Mortgage Securities Corp.
   6.500% due 02/25/2028                                 5,847            5,808
   6.750% due 05/25/2028                                 4,777            4,723
   7.750% due 07/25/2030                                60,352           60,239
Prudential Bache
   6.710% due 09/01/2018 (d)                                22               21
   8.400% due 03/20/2021                                 3,319            3,400
Prudential Home Mortgage Securities
   7.500% due 09/25/2007                                   824              829
   7.000% due 01/25/2008                                10,000            9,932
   6.750% due 11/25/2008                                 4,941            4,790
   7.000% due 06/25/2023                                 3,014            2,992
   6.050% due 04/25/2024                                   113              112
   6.000% due 05/25/2024                                     1                1
Resecuritization Mortgage Trust
   6.870% due 04/26/2021 (d)                             9,452            9,263
Residential Accredit Loans, Inc.
   6.500% due 02/25/2029                                24,140           23,197
   7.000% due 07/25/2029                                   541              533
Residential Asset Securitization Trust
   6.500% due 09/25/2014                                   441              427
Residential Funding Mortgage Securities, Inc.
   6.500% due 06/25/2008                                   176              176
   6.500% due 04/25/2009                                    22               22
   5.880% due 07/01/2019 (d)                               752              717
   7.500% due 08/25/2023                                   497              498
   7.100% due 07/25/2027                                 4,220            4,200
   7.000% due 10/25/2027                                10,000            9,451
   7.250% due 10/25/2027                                17,582           17,526
   6.250% due 11/25/2028                                 6,000            5,432
Resolution Trust Corp.
   8.630% due 10/25/2021                                10,337           10,297
   5.970% due 10/25/2021                                   435              412
   6.940% due 10/25/2021 (d)                                68               67
   6.900% due 02/25/2027                                 3,338            3,077
   9.000% due 09/25/2028                                   134              135
   7.350% due 10/25/2028 (d)                                87               86

50 See accompanying notes

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
Ryland Mortgage Securities Corp.
   7.040% due 11/25/2021                           $       664     $        654
Salomon Brothers Mortgage Securities
  11.500% due 09/01/2015                                   368              370
   7.160% due 12/25/2017 (d)                             1,525            1,532
   9.060% due 03/25/2024 (d)                               995            1,002
Shearson Lehman
   9.600% due 03/25/2021                                   280              279
Structured Asset Mortgage Investments, Inc.
   6.910% due 06/25/2028 (d)                             6,413            6,241
   9.040% due 06/25/2029 (d)                             8,097            8,340
   6.580% due 06/25/2029 (d)                            29,963           28,724
   6.750% due 05/02/2030                                 4,141            4,024
Structured Asset Securities Corp.
   6.750% due 07/25/2029                                15,441           15,228
   7.750% due 07/25/2030                                29,087           29,331
TMA Mortgage Funding Trust
   7.000% due 01/25/2029 (d)                            10,131           10,131
Torrens Trust
   6.880% due 07/15/2031 (d)                             6,706            6,706
Union Planters Mortgage Finance Corp.
   6.450% due 01/25/2028                                 6,000            5,909
                                                                   -------------
                                                                        648,685
                                                                   =============
Federal Home Loan Mortgage Corporation 1.3%
   5.750% due 01/15/2008                                 4,521            4,471
   6.000% due 09/01/2006-03/01/2011 (h)                  9,602            9,318
   6.500% due 02/01/2005-10/01/2028 (h)                  1,160            1,150
   6.750% due 06/15/2019                                 4,062            4,047
   6.870% due 10/01/2027 (d)                             1,086            1,067
   7.000% due 01/01/2017 (d)                                39               39
   7.380% due 11/01/2022 (d)                             1,609            1,643
   7.390% due 10/01/2023 (d)                             1,008            1,029
   7.430% due 11/01/2023 (d)                               578              590
   7.500% due 09/01/2006-01/01/2024 (d)(h)               2,121            2,160
   7.550% due 02/01/2020 (d)                             2,164            2,189
   7.840% due 03/01/2024 (d)                                74               77
   7.890% due 01/01/2024 (d)                               809              833
   7.910% due 06/01/2024 (d)                               640              657
   8.000% due 07/01/2006-12/01/2024 (h)                  5,081            5,177
   8.240% due 09/01/2023 (d)                               257              263
   8.250% due 10/01/2007-11/01/2007 (h)                     25               25
   8.420% due 12/01/2022 (d)                               639              656
   8.500% due 07/01/2001-11/01/2025 (h)                 12,535           12,912
   8.510% due 07/01/2018 (d)                               252              258
   8.750% due 02/01/2001-04/01/2002 (h)                     20               20
   9.000% due 05/01/2002-08/01/2022 (h)                  3,026            3,136
   9.250% due 07/01/2001                                     2                2
   9.500% due 03/01/2001-02/01/2025 (h)                    247              253
   9.750% due 03/01/2001-11/01/2008 (h)                    618              634
  10.000% due 04/01/2001-10/01/2019 (h)                     76               80
  10.500% due 10/01/2000-02/01/2016 (h)                     31               32
  10.750% due 09/01/2009-08/01/2011 (h)                    314              338
  11.500% due 10/01/2015-01/01/2016 (h)                     43               48
  11.750% due 11/01/2010-08/01/2015 (h)                     12               14
  12.000% due 09/01/2013                                     2                2
  14.000% due 09/01/2012-04/01/2016 (h)                     11               11
  14.500% due 12/01/2010                                     3                3
  15.000% due 08/01/2011-12/01/2011 (h)                      3                4
  15.500% due 11/01/2011                                     0                0
  16.000% due 04/01/2012                                     0                0
                                                                   -------------
                                                                         53,138
                                                                   =============
Federal Housing Administration 1.0%
   6.950% due 04/01/2014                                 2,084            1,915
   7.400% due 02/01/2019                                    93               91
   7.420% due 11/01/2019                                   525              515
   7.430% due 10/01/2019-07/01/2024 (h)                 41,082           40,942
                                                                   -------------
                                                                         43,463
                                                                   =============
Federal National Mortgage Association 5.8%
   6.000% due 05/01/2011-12/25/2020 (h)                    189              185
   6.320% due 08/01/2029                                19,176           18,204
   6.450% due 04/01/2018 (d)                             6,233            6,102
   6.500% due 06/01/2008                                    14               13
   6.780% due 01/01/2021 (d)                               400              396
   7.000% due 04/01/2002-05/01/2012 (h)                    305              304
   7.140% due 11/01/2018 (d)                               156              157
   7.230% due 04/25/2022 (d)                               187              189
   7.260% due 07/01/2017 (d)                               490              496
   7.270% due 11/01/2017 (d)                               302              303
   7.800% due 01/01/2024 (d)                             2,100            2,158
   7.850% due 01/01/2024 (d)                                28               29
   7.910% due 04/01/2024 (d)                             1,952            2,004
   8.000% due 03/01/2004-10/16/2030 (h)                148,062          150,005
   8.290% due 10/01/2024 (d)                             3,580            3,700
   8.500% due 03/01/2008-10/16/2030 (h)                 51,528           52,785
   8.700% due 07/01/2023 (d)                             1,262            1,297
   9.000% due 01/01/2025                                     4                4
   9.500% due 07/01/2024-11/01/2025 (h)                  3,696            3,828
  10.000% due 02/01/2004-01/01/2025 (h)                  1,142            1,194
  10.500% due 06/01/2005-12/01/2024 (h)                    163              172
  11.000% due 11/01/2020                                    45               49
  11.250% due 12/01/2010-10/01/2015 (h)                    140              152
  11.500% due 12/01/2008-02/01/2020 (h)                     64               71
  11.750% due 02/01/2016                                    36               39
  12.000% due 01/01/2015-10/01/2015 (h)                      6                6
  12.750% due 03/01/2014                                    25               28
  13.000% due 07/01/2015                                     8                9
  13.250% due 09/01/2011                                    13               15
  13.500% due 04/01/2014                                     3                4
  15.500% due 10/01/2012-12/01/2012 (h)                     56               64
  15.750% due 12/01/2011                                    25               29
  16.000% due 09/01/2012-12/01/2012 (h)                     11               14
                                                                   -------------
                                                                        244,005
                                                                   =============
Government National Mortgage Association 17.7%
   6.380% due 05/20/2027 (d)                             1,583            1,594
   6.500% due 05/15/2023-10/21/2029 (h)                 84,534           81,421
   6.750% due 08/20/2022-07/20/2027 (d)(h)              75,246           75,919
   7.000% due 03/15/2011-10/23/2030 (h)                 56,341           55,788
   7.130% due 10/20/2023-12/20/2027 (d)(h)              53,892           54,288
   7.380% due 04/20/2016-06/20/2027 (d)(h)              40,882           41,200
   7.500% due 02/15/2022-10/23/2030 (h)                 90,147           90,416
   8.000% due 07/15/2004-10/23/2030 (h)                277,487          282,249
   8.500% due 04/15/2022-10/23/2030 (h)                 62,938           64,684
   9.000% due 03/15/2017                                    14               15
   9.500% due 10/15/2016-06/15/2025 (h)                    123              129
   9.750% due 07/15/2013-10/15/2017 (h)                    511              535
  10.000% due 10/15/2013-11/15/2025 (h)                    129              137
  10.500% due 11/15/2019-02/15/2021 (h)                     16               17
  11.000% due 09/15/2010                                     8                9
  11.500% due 08/15/2018                                    37               41
  11.750% due 08/15/2013-08/15/2015 (h)                     56               61
  12.000% due 06/20/2015                                     8                9
  12.250% due 01/15/2014                                    36               40
  13.000% due 10/15/2013                                     6                6
  13.500% due 05/15/2011-11/15/2012 (h)                     22               27
  16.000% due 12/15/2011-04/15/2012 (h)                     27               31
                                                                   -------------
                                                                        748,616
                                                                   =============
Other Mortgage-Backed Securities 0.3%
First Boston Mortgage Securities Corp.
   8.300% due 08/20/2009                                     3                3
Glendale Federal Savings & Loan
  11.000% due 03/01/2010                                    16               16
Home Savings of America
   6.100% due 05/25/2027 (d)                             1,177            1,147
Imperial Savings & Loan
   8.850% due 07/25/2017 (d)                                31               30
   9.900% due 02/25/2018                                   383              379
Resolution Trust Corp.
   6.700% due 05/25/2019 (d)                             3,312            3,302
   6.860% due 08/25/2019 (d)                             2,788            2,789
  10.300% due 08/25/2021 (d)                               402              400
   6.050% due 10/25/2028 (d)                             1,797            1,851
   7.200% due 05/25/2029 (d)                             2,127            2,125
Salomon Brothers Mortgage Securities
   8.140% due 12/25/2017 (d)                               133              133
Sears Mortgage
  12.000% due 02/25/2014                                    57               59
   7.430% due 10/25/2022 (d)                             1,770            1,790
                                                                   -------------
                                                                         14,024
                                                                   =============

                                                       See accompanying notes 51

Low Duration Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities 0.3%
Federal Home Loan Mortgage Corp. (IO)
   6.000% due 02/15/2006                           $       350     $          5
   9.980% due 07/15/2006                                     7               37
  10.190% due 08/15/2006                                     3               20
  11.940% due 12/15/2006                                     8               55
   6.000% due 10/15/2007                                   398               14
   6.000% due 02/15/2008                                 1,555               57
   7.000% due 08/15/2018                                 5,516              374
   7.000% due 04/15/2019                                   327                4
   6.500% due 05/15/2019                                 4,111              227
   6.500% due 06/15/2019                                 1,849              117
  10.500% due 04/15/2021                                    13              149
   6.500% due 04/15/2022                                 2,582              273
   7.000% due 05/15/2023                                   324               42
   4.000% due 01/15/2024                                20,919            4,502
Federal National Mortgage Association (IO)
   7.270% due 09/25/2006                                    32              176
   6.000% due 02/25/2008                                 2,147               98
 256.000% due 11/01/2008                                    22              107
   6.500% due 03/25/2009                                 3,825              371
   0.100% due 03/25/2009 (d)                            16,057              273
   6.500% due 03/25/2009                                 1,362              140
   6.920% due 07/25/2017                                 2,313            2,299
   7.500% due 03/25/2019                                 2,029              148
   6.500% due 05/25/2019                                 8,730              624
   6.500% due 04/25/2020                                 6,447              360
   7.000% due 05/25/2021                                 3,909              281
   8.600% due 02/25/2022                                    19              272
   6.500% due 03/25/2023                                 3,322              372
   4.880% due 03/25/2024 (d)                             6,455              271
Federal National Mortgage Association (PO)
   0.000% due 09/25/2022                                    26               22
Prudential Home Mortgage Securities (IO)
   0.300% due 04/25/2009 (d)                            49,173              312
                                                                   -------------
                                                                         12,002
                                                                   -------------
Total Mortgage-Backed Securities                                      1,763,933
(Cost $1,770,729)                                                  =============
--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES 6.2%
--------------------------------------------------------------------------------
Advanta Mortgage Loan Trust
   7.760% due 05/25/2018                                21,700           21,935
Allied Waste Industries, Inc.
   9.440% due 07/30/2006                                11,364           11,026
   9.750% due 07/30/2007 (d)                             1,818            1,764
   9.690% due 07/30/2007 (d)                            11,819           11,468
Amresco Residential Securities Mortgage Loan Trust
   6.810% due 07/25/2027 (d)                                71               71
AT&T Universal Card Master Trust
   5.950% due 10/17/2002                                 4,000            4,001
Bombardier Capital Mortgage
   6.610% due 09/15/2010                                 8,587            8,544
Capital Asset Research Funding LP
   6.400% due 12/15/2004                                    65               66
CIT Marine Trust
   5.800% due 04/15/2010                                   200              196
Citicorp Mortgage Securities, Inc.
   6.750% due 05/25/2028                                 6,266            5,909
CMC Securities Corp. IV
   7.250% due 11/25/2027                                 8,724            8,593
Community Program Loan Trust
   4.500% due 10/01/2018                                15,756           14,136
Compucredit Credit Card Trust
   6.850% due 03/15/2007 (d)                            32,000           32,000
Duck Auto Grantor Trust
   5.650% due 03/15/2004                                 6,067            5,998
Empire Funding Home Loan Owner Trust
   6.590% due 05/25/2014                                 5,438            5,413
Federal-Mogul Corp.
   8.700% due 12/31/2005 (d)                                14               12
GF Funding Corp.
   6.890% due 01/20/2006                                20,503           20,372
Green Tree Financial Corp.
   6.550% due 02/15/2027                                12,387           12,316
   7.400% due 06/15/2027                                11,748           11,834
Green Tree Home Improvement Loan Trust
   6.320% due 08/15/2008                                 6,753            6,748
IMC Home Equity Loan Trust
   6.840% due 10/20/2027 (d)                             4,336            4,338
Irwin Home Equity
   7.460% due 09/15/2030                                18,321           18,343
Merit Securities Corp.
   7.040% due 12/28/2033                                22,674           22,578
MGM Grand Term Loan
   7.870% due 05/06/2001 (d)                             8,865            8,844
New York City Tax Lien
   6.350% due 07/10/2007                                 7,395            7,311
Oakwood Mortgage Investors, Inc.
   6.950% due 08/15/2027                                 4,735            4,713
Option One Mortgage Loan Trust
   6.910% due 09/25/2030 (d)                             5,978            5,978
Prudential Home Mortgage Securities
   7.000% due 08/25/2009                                 4,000            3,994
Saxon Asset Securities Trust
   7.210% due 01/25/2019                                   275              275
   6.850% due 05/25/2029 (d)                             1,744            1,746
Stone Container Corp.
  10.190% due 10/01/2003                                 2,363            2,371
                                                                   -------------
Total Asset-Backed Securities                                           262,893
(Cost $264,398)                                                    =============
--------------------------------------------------------------------------------
 SOVEREIGN ISSUES 2.0%
--------------------------------------------------------------------------------
Central Bank Philippines
   7.940% due 06/01/2008 (d)                             2,993            2,679
Hydro-Quebec
   9.000% due 03/07/2001                                10,000           10,073
Nacional Financiera
  10.630% due 11/22/2001                                 7,500            7,740
   8.570% due 05/08/2003 (d)                             5,000            5,078
Province of Quebec
   6.380% due 10/25/2001 (d)                               250              249
Republic of Brazil
   7.380% due 04/15/2006                                 2,325            2,194
Republic of Argentina
  11.600% due 04/10/2005 (d)                             1,400            1,302
Republic of Brazil
   7.880% due 01/01/2001 (d)                             1,181            1,181
   7.380% due 04/15/2006 (d)                             4,278            4,027
Republic of Philippines
   7.810% due 01/05/2005 (d)                             1,800            1,699
   7.940% due 12/01/2009 (d)                            15,352           13,356
United Mexican States
   5.820% due 06/28/2001                                10,500           10,382
  10.500% due 04/07/2004 (d)                            14,730           15,290
  10.020% due 04/07/2004 (d)                             1,800            1,872
   9.780% due 04/07/2004 (d)                             5,000            5,190
                                                                   -------------
Total Sovereign Issues                                                   82,312
(Cost $82,398)                                                     =============
--------------------------------------------------------------------------------
 FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.7%
--------------------------------------------------------------------------------
British Telecom PLC
   4.730% due 07/27/2001 (d)                     EC     16,000           14,112
Korea Development Bank
   4.800% due 05/14/2001 (d)                     DM        340              152
   2.700% due 08/16/2002                         JY  2,000,000           19,045
Republic of Austria
   5.500% due 01/15/2010 (j)                     EC      8,900            7,799
Republic of Colombia
   7.000% due 03/06/2002                         IL 36,220,000           15,866
United Mexican States
   6.000% due 03/28/2002                         JY    960,000            9,494
   8.750% due 05/30/2002                         BP      3,000            4,493
                                                                   -------------
Total Foreign Currency-Denominated Issues                                70,961
(Cost $74,194)                                                     =============


52 See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.0%
--------------------------------------------------------------------------------
Utilities 0.0%
Alliant Energy Resources, Inc.
   4.910% due 01/01/2000                           $     2,000     $        121
                                                                   -------------
Total Convertible Bonds & Notes                                             121
(Cost $136)                                                        =============
--------------------------------------------------------------------------------
PREFERRED STOCK 1.9%
--------------------------------------------------------------------------------
                                                        Shares
Home Ownership Funding
  13.331% due 12/31/2049                                 3,000            2,291
Rhone-Poulenc SA
   8.125% due 12/31/2049                                13,000              292
SI Financing Trust
   9.500% due 06/30/2026                               806,600           20,316
TCI Communications, Inc.
   9.720% due 12/31/2036                               224,700            5,842
   8.720% due 01/31/2045                             1,170,100           29,253
  10.000% due 05/31/2045                               800,300           20,258
                                                                   -------------
Total Preferred Stock                                                    78,252
(Cost $83,777)                                                     =============
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 2.5%
--------------------------------------------------------------------------------
                                                     Principal
                                                        Amount
                                                        (000s)
Commercial Paper 2.4%
Anz, Inc.
   6.480% due 11/07/2000                           $       200              199
CDC
   6.570% due 11/29/2000                                 3,000            2,967
Edison Midwest
   6.720% due 10/18/2000                                 9,200            9,172
   6.750% due 11/01/2000                                   850              845
General Electric Capital Corp.
   6.520% due 01/19/2001                                22,500           22,060
Houston Industries
   6.770% due 10/18/2000                                 5,000            4,985
Ingersoll-Rand Co.
   6.680% due 10/02/2000                                 8,300            8,300
International Paper Co.
   6.720% due 11/07/2000                                13,700           13,608
Motorola, Inc.
   6.480% due 12/26/2000                                10,500           10,334
Nabisco, Inc.
   6.700% due 10/18/2000                                 5,700            5,683
Pearson
   6.730% due 10/25/2000                                 3,000            2,987
Sumitomo Bank
   6.700% due 10/18/2000                                 6,600            6,580
Texas Utilities Co.
   6.700% due 10/18/2000                                11,900           11,865
                                                                   -------------
                                                                         99,585
                                                                   =============
Repurchase Agreements 0.1%
State Street Bank
   5.850% due 10/02/2000                                 2,444            2,444
   (Dated 9/29/2000. Collateralized by                             -------------
   Federal National Mortgage Association
   6.100% due 08/10/2001 valued at $2,495.
   Repurchase proceeds are $2,445.)

U.S. Treasury Bills (b) 0.0%
   5.930% due 02/01/2001                                   140              137
                                                                   -------------

Total Short-Term Instruments                                            102,166
(Cost $102,173)                                                    =============

Total Investments (a) 125.9%                                       $  5,309,953
(Cost $5,347,094)

Written Options (c) (0.0%)                                               (1,370)
(Premiums $3,819)

Other Assets and Liabilities (Net) (25.9%)                           (1,091,075)
                                                                   -------------
Net Assets 100.0%                                                  $  4,217,508
                                                                   =============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $     20,659

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                        (57,800)
                                                                   -------------
Unrealized depreciation-net                                        $    (37,141)
                                                                   =============

(b) Securities with an aggregate market value of $7,997 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                          # of       Unrealized
Type                                                 Contracts     Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 10 Year Note (12/2000)                        51     $          0
EuroBond 10 Year Note Written Put Options (11/2000)      1,714              524
                                                                   -------------
                                                                   $        524
                                                                   =============
(c) Premiums received on written options:

                                                # of
Type                                       Contracts       Premium        Value
--------------------------------------------------------------------------------
Put - CME Eurodollar December Futures
   Strike @ 93.00 Exp. 12/18/2000              1,875      $  1,934 $         47

Put - CME Eurodollar March Futures
   Strike @ 92.75 Exp. 03/19/2001                594           254           22

Call - CME Eurodollar March Futures
   Strike @ 93.25 Exp. 03/19/2001              1,468           380        1,082

Put - CME Eurodollar March Futures
   Strike @ 92.25 Exp. 03/19/2001                781           468           10

Put - CME Eurodollar March Futures
   Strike @ 93.25 Exp. 03/19/2001                341           343           64

Put - CME Eurodollar March Futures
   Strike @ 93.50 Exp. 03/19/2001                341           440          145
                                                          ----------------------
                                                          $  3,819 $      1,370
                                                          ======================

(d) Variable rate security. The rate listed is as of September 30, 2000.

                                                       See accompanying notes 53

Low Duration Fund
September 30, 2000 (Unaudited)

-------------------------------------------------------------------------------

(e) Foreign forward currency contracts outstanding at September 30, 2000:

                              Principal
                                 Amount                              Unrealized
                             Covered by        Settlement         Appreciation/
Type          Currency         Contract             Month        (Depreciation)
-------------------------------------------------------------------------------
Sell                EC          (18,911)          10/2000       $          523
Buy                             124,700           11/2000                2,119
Sell                BP           (3,283)          10/2000                  (65)
Sell                JY       (3,095,172)          10/2000                  151
Buy                             581,184           10/2000                   (1)
Sell                           (581,184)          11/2000                   (0)
Buy                 PZ           20,000           02/2001                  (74)
                                                                ---------------
                                                                $        2,653
                                                                ===============

(f) Principal amount denoted in indicated currency:

      BP - British Pound
      EC - Euro
      JY - Japanese Yen
      PZ - Polish Zloty

(g) Swap agreements outstanding at September 30, 2000:

                                                                     Unrealized
                                                      Notional    Appreciation/
Type                                                    Amount   (Depreciation)
--------------------------------------------------------------------------------
Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 5.700%. In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/28/2001                                    $     1,500     $       (69)

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 6.150%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                          2,000            (107)

Receive fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 07/11/2003                                         20,000               1

Receive fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                          5,000               0

Receive fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp.
6.000% due 04/15/2003.

Broker: Warburg Dillon Read LLC
Exp. 01/14/2003                                         43,000               1

Receive floating rate based on 3-month Canadian Bank Bill and pay a fixed rate equal to 6.302%.

Broker: Goldman Sachs
Exp. 07/13/2010                                   C$    30,000            (193)
                                                                   ------------
                                                                   $      (367)
                                                                   ============

                                       Fixed
                                        Rate       Notional         Unrealized
Type                                     (%)         Amount       Appreciation
--------------------------------------------------------------------------------
Receive the 10-year Swap Spread and pay a fixed spread.
The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                       0.8675       $    49,000     $       493

(h) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

(i) Principal amount of the security is adjusted for inflation.

(j) Subject to financing transaction.

54 See accompanying notes

Schedule of Investments

Municipal Bond Fund
September 30, 2000 (Unaudited)                            Principal
                                                             Amount       Value
                                                             (000s)      (000s)
--------------------------------------------------------------------------------
 MUNICIPAL BONDS & NOTES 96.9%
--------------------------------------------------------------------------------
Arizona 6.2%
Phoenix Industrial Development Authority Revenue Bonds,
(GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016                                     $   1,000  $    1,028

Pima County, Arizona Industrial Development Authority
Multi-Family Revenue Bonds, (HUD SECT 8 Insured),
Series 1998 5.375% due 06/01/2010                             1,210       1,235

Scottsdale, Arizona Industrial Development Authority
Hospital Revenue Bonds, (AMBAC Insured),
Series 1997 A 6.500% due 09/01/2004                           1,130       1,206
                                                                     -----------
                                                                          3,469
                                                                     ===========
California 15.5%
Alameda, California Harbor Bay Business Park
Assessment Revenue Bonds, Series 1998
5.000% due 09/02/2006                                           360         360

Capistrano, California Unified School District
Special Tax, Series 1999 5.000% due                             350         350
09/01/2008

Foothill/Eastern Corridor Agency California Toll Road
Revenue Bonds, (MBIA-IBC), Series 1999
0.000% due 01/15/2026                                         1,565         936

Irvine, California Special Assessment Bond, Series 1998
4.800% due 09/02/2004                                           150         150
4.900% due 09/02/2005                                           160         160
4.900% due 09/02/2005                                           150         149
5.000% due 09/02/2006                                           150         149

Irvine, California Special Assessment Bond, Series 1999
5.000% due 09/02/2005                                           350         350
5.100% due 09/02/2006                                           350         349
5.100% due 09/02/2006                                           185         185
5.200% due 09/02/2007                                           180         180
5.200% due 09/02/2007                                            75          75

Knox Middle School Building Corp. Revenue Bonds,
Series 2000 5.700% due 07/15/2010                               260         276

Lake Elsinore, California School Refunding Bonds,
Series 1998 5.000% due 09/01/2006                               350         349

Los Angeles Community Redevelopment Agency
Certificates of Partnership Revenue Bonds,
Series 1984 7.550% due 11/01/2008                             1,150       1,275

Los Angeles County Transportation Commission,
Sales Tax Revenue Refunding Bonds,
Series 1991 B 6.500% due 07/01/2013                           1,000       1,036

Orange County, California Improvement Bond,
Series 1998 A 4.900% due 09/02/2005                             245         244

Pittsburg, California Infrastructure Refunding Bonds,
Series 1998 A 4.900% due 09/02/2003                             150         151
5.000% due 09/02/2004                                           150         152

Riverside County, California Special Tax Refunding Bonds,
Series 1999 4.200% due 09/01/2001                               300         300
4.700% due 09/01/2005                                           170         170

Roseville, California Special Tax, Series 1999
5.000% due 09/01/2004                                           350         351

Sacramento County, California Refunding Bonds,
Series 1998 4.900% due 09/02/2005                               300         298

South Tahoe California Powers Financing Authority
Revenue Bonds, Series 1999
7.300% due 10/01/2007                                           350         359

West Sacramento, California Refunding Bonds,
Series 1998 5.000% due 09/02/2004                               350         353
                                                                     -----------
                                                                          8,707
                                                                     ===========
Colorado 6.8%
Colorado Housing & Finance Authority Revenue Bonds,
(FHA/VA Mortgages Insured) Series 2000-C3
5.700% due 10/01/2022                                         1,000       1,020

Colorado Housing & Finance Authority Revenue Bonds,
Series 2000-D3 6.750% due 04/01/2015                            250         272

Colorado Housing & Finance Authority,
Series 2000-B3 6.700% due 10/01/2016                            250         272

Colorado Springs, Colorado Hospital Revenue Bond,
Series 2000 6.375% due 12/15/2030                             1,000         994

Denver, Colorado Health & Hospital Revenue Bonds,
Series 1998 A 5.000% due 12/01/2009                           1,390       1,258
                                                                     -----------
                                                                          3,816
                                                                     ===========
Florida 1.1%
Gainesville, Florida Revenue Bonds, Series 1979
6.200% due 10/01/2002                                           300         304

Orange County, Florida Health Facilities Authority
Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011                                           290         319
                                                                     -----------
                                                                            623
                                                                     ===========
Georgia 0.4%
Georgia Municipal Electric Authority Revenue Bonds,
(MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012                                           200         224
                                                                     -----------

Hawaii 1.8%
Honolulu Hawaii City & County General Obligation,
(MBIA-IBC), Series 1993
5.450% due 09/11/2008                                         1,000       1,039
                                                                     -----------

Indiana 2.0%
Indiana Local Public Improvement Bonds Bank,
Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014                                         1,000       1,125
                                                                     -----------

Kansas 1.8%
Wichita Kansas Hospital Revenue Bonds, Series 1999
6.250% due 11/15/2024                                         1,000       1,000
                                                                     -----------

Louisiana 0.5%
Louisiana Local Government Revenue Bonds,
(MBIA Insured), Series 2000
5.700% due 01/01/2010                                           250         259
                                                                     -----------

Massachusetts 6.6%
Massachusetts Housing Finance Agency Revenue Bonds,
(AMBAC Insured), Series 1993
5.950% due 10/01/2008                                         1,500       1,559

Massachusetts State Development Finance Agency
Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009                                           400         378

Massachusetts State Development Finance Agency
Revenue Bonds, Series 1998
4.700% due 11/01/2007                                           210         202
4.800% due 11/01/2008                                            90          87

Massachusetts State General Obligation, Series 2000
6.000% due 02/01/2013                                         1,000       1,076

Massachusetts State Health Facilities Authority
Revenue Bonds, Series 1993
5.500% due 10/01/2002                                           400         389
                                                                     -----------
                                                                          3,691
                                                                     ===========

                                                       See accompanying notes 55

Municipal Bond Fund
September 30, 2000 (Unaudited)                            Principal
                                                             Amount       Value
                                                             (000s)      (000s)
--------------------------------------------------------------------------------
Michigan 2.5%
Farmington Hills Michigan Hospital, Revenue Bond,
(MBIA Insured), Series 1991 B
5.700% due 02/15/2016 (b)                                 $     200  $      200

Michigan State Environmental Protection General
Obligation Bonds, Series 1992
6.250% due 11/01/2012                                         1,100       1,216
                                                                     -----------
                                                                          1,416
                                                                     ===========
Minnesota 1.9%
Minneapolis & St. Paul Housing & Redevelopment Authority
Health Care Revenue Bonds, (FSA Insured), Series 1995
5.700% due 08/15/2025                                           100         100

New Richland, Minnesota Revenue Bonds, Series 1998
4.500% due 08/01/2004                                         1,000         993
                                                                     -----------
                                                                          1,093
                                                                     ===========
New Jersey 9.9%
New Jersey Economic Development Authority
Revenue Bond, Series 1998 A
0.010% due 04/01/2013                                         1,595         686

New Jersey Economic Development Authority
Revenue Bond, Series 1998
5.600% due 01/01/2012                                         1,000         885
6.375% due 04/01/2031                                         2,000       1,964

New Jersey Economic Development Authority Revenue
Bonds, Series 1999 6.625% due 09/15/2012                      2,000       2,042
                                                                     -----------
                                                                          5,577
                                                                     ===========
New Mexico 2.4%
Los Alamos County, Utility Revenue Bonds,
Series 1994 A 6.000% due 07/01/2008                           1,000       1,056

Santa Fe County, El Castillo Retirement Nursing Home
Bonds, Series 1998 A 5.250% due 05/15/2007                      315         291
                                                                     -----------
                                                                          1,347
                                                                     ===========
New York 9.5%
Nassau County, New York Tobacco Settlement Corp.
Revenue Bonds, Series 1999
5.250% due 07/15/2011                                         1,000       1,003

New York City General Obligation Bonds, Series 1996 A
7.000% due 08/01/2007                                         1,000       1,117

New York State Dorm Authority Revenue Bonds,
(ACA Insured), Series 2000
5.850% due 07/01/2010                                         1,000       1,027

New York State Dorm Authority Revenue Bonds,
(MBIA Insured), Series 1996
5.600% due 07/01/2016                                         1,250       1,264

New York State Environmental Facilities Special
Obligation Revenue Bonds, Series 1996
5.125% due 04/01/2022                                         1,000         936
                                                                     -----------
                                                                          5,347
                                                                     ===========
North Carolina 1.9%
North Carolina Municipal Power Agency,
Catawaba Electric Revenue Bonds,
(AMBAC Insured), Series 1992
6.000% due 01/01/2008                                         1,000       1,068
                                                                     -----------

North Dakota 3.7%
Mercer County Pollution Control Revenue
Bonds,
Series 1991 6.900% due 02/01/2019                             2,000       2,054
                                                                     -----------

Pennsylvania 2.0%
Allegheny County Hospital Development Authority Revenue Bonds,
(MBIA Insured), Series 2000 A
6.500% due 11/15/2030                                         1,000       1,053

Delaware County, Pennsylvania Hospital Revenue
Bonds, Series 1998
4.900% due 12/01/2008                                           100          90
                                                                     -----------
                                                                          1,143
                                                                     ===========
South Carolina 1.7%
Medical University South Carolina Hospital Facilities
Revenue Bonds, Series 1999
5.700% due 07/01/2012                                         1,000         982
                                                                     -----------

Tennessee 3.1%
Nashville & Davidson County, Tennessee
Revenue Bonds, Series 1998
4.450% due 08/01/2007                                         1,000         960

Sullivan County, Tennessee Industrial Development
Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015                                           750         787
                                                                     -----------
                                                                          1,747
                                                                     ===========
Texas 6.9%
Bexar, Texas Metro Water District Waterworks System
Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 05/01/2035                                         2,190         281

Brazos River Authority Texas Revenue Bonds,
(MBIA Insured), Series 1998
4.900% due 10/01/2015                                         1,500       1,402

Dallas-Fort Worth International Airport Facility
Improvement Corp. Revenue Bonds, Series 2000
5.950% due 05/01/2029                                         1,000       1,003

Houston Independent School District General
Obligation, (PSF Insured), Series 1999
4.750% due 02/15/2026                                         1,000         844

Midlothian Texas Independent School District
General Obligation, (PSF-GTD Insured), Series 1999
0.010% due 02/15/2018                                         1,000         346
                                                                     -----------
                                                                          3,876
                                                                     ===========
Utah 6.6%
Intermountain Power Agency Utah Power Supply
Revenue Bonds, (MBIA Insured), Series 1996
6.500% due 07/01/2009                                         1,925       2,143

Intermountain Power Agency Utah Power Supply
Revenue Bonds, Series 1996 D
5.000% due 07/01/2021                                         1,710       1,547
                                                                     -----------
                                                                          3,690
                                                                     ===========
West Virginia 2.1%
West Virginia State Parkways Economic Development &
Tourism Authority Revenue Bonds, (FGIC Insured), Series 1993
5.831% due 05/16/2019                                         1,200       1,208
                                                                     -----------
Total Municipal Bonds & Notes                                            54,501
(Cost $53,931)                                                       ===========
--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 0.2%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (c)
     3.625% due 07/15/2002                                      108         108
                                                                     -----------
Total U.S. Treasury Obligations                                             108
(Cost $108)                                                          ===========


56 See accompanying notes

                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 0.0%
--------------------------------------------------------------------------------
Commercial Paper 0.0%
SSgA Tax Free Money Market
   4.570% due 10/02/2000                                  $      17  $       17
                                                                     -----------
Total Short-Term Instruments                                                 17
(Cost $17)                                                           ===========


Total Investments (a) 97.1%                                          $   54,626
(Cost $54,056)

Other Assets and Liabilities (Net) 2.9%                                   1,622
                                                                     -----------

Net Assets 100.0%                                                    $   56,248
                                                                     ===========


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $    1,170

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (600)
                                                                     -----------

Unrealized appreciation-net                                          $      570
                                                                     ===========

(b) Variable rate security. The rate listed is as of September 30, 2000.

(c) Principal amount of the security is adjusted for inflation.

                                                       See accompanying notes 57

Schedule of Investments

New York Municipal Bond Fund
September 30, 2000 (Unaudited)                            Principal
                                                             Amount       Value
                                                             (000s)      (000s)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 96.8%
--------------------------------------------------------------------------------
New York 96.8%
Amherst, New York General Obligation, (FGIC Insured),
Series A 5.500% due 12/01/2008                            $     150  $      158

Edmeston, New York Central School District
General Obligation, (MBIA Insured), Series 1999
5.100% due 06/15/2007                                           150         153

Erie County New York General Obligation,
(AMBAC Insured), Series 2000
5.750% due 07/01/2010                                           250         267

Long Island Power Authority Revenue Bonds,
Series 1998 5.500% due 05/01/2033                               100         100

Nassau County, New York Tobacco Settlement
Corp. Revenue Bonds, Series 1999
5.250% due 07/15/2011                                           150         151

New York City General Obligation, Series 1997
5.300% due 06/01/2012                                           150         152

New York City Municipal Water Finance Authority
Revenue Bonds, (FGIC Insured), Series 1994
5.500% due 06/15/2024                                           100         100

New York General Obligation Bond,
(Bayerische Landesbank Insured), Series 1995-F5
5.500% due 02/15/2016 (b)                                       100         100

New York General Obligation Bond,
(FGIC Insured), Series 1992-B
5.500% due 10/01/2020                                           100         100

New York General Obligation, Series 1997-D
5.250% due 08/01/2021                                           100          94

New York State Dormitory Authority
Revenue Bonds, (AMBAC Insured), Series 1998
5.000% due 07/01/2002                                           150         151

New York State Dormitory Authority
Revenue Bonds, (FSA Insured), Series 1998
4.750% due 07/01/2008                                           150         150

New York State Dormitory Authority
Revenue Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2006                                           150         150

New York State Energy Research & Development
Revenue Bonds, Series 1985
5.500% due 12/01/2025                                           200         200

New York State Local Government Assistance Corp.
Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013                                           150         149

New York State Power Authority Revenue &
General Purpose, Series 1972-E
5.500% due 01/01/2010                                           135         139

New York State Thruway Authority Service Contract
Revenue Bonds, (MBIA Insured), Series 1999
4.900% due 04/01/2008                                           150         151

New York State Urban Development Corp.
Revenue Bonds, Series 1999
5.000% due 01/01/2005                                           150         151

New York, New York General Obligation,
Series 1997 5.750% due 08/01/2009                               250         267

Ontario County Industrial Development Agency
Revenue Bonds, Series 1985
5.650% due 08/01/2015                                           100         100

Rockland County New York Solid Waste Management
Authority Revenue Bonds, Series 1999 A
4.800% due 12/15/2005                                           145         147
                                                                     -----------
Total Municipal Bonds & Notes                                             3,130
                                                                     ===========
(Cost $3,088)
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 1.4%
--------------------------------------------------------------------------------
Commercial Paper 1.4%
R & T New York Money Market
   4.550% due 10/02/2000                                         45          45
                                                                     -----------
Total Short-Term Instruments                                                 45
(Cost $45)                                                           ===========


Total Investments (a) 98.2%                                          $    3,175
(Cost $3,133)

Other Assets and Liabilities (Net) 1.8%                                      57
                                                                     -----------

Net Assets 100.0%                                                    $    3,232
                                                                     ===========


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
overtax cost                                                         $       44

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                              (2)
                                                                     -----------

Unrealized appreciation-net                                          $       42
                                                                     ===========

(b) Variable rate security. The rate listed is as of September 30, 2000.

58 See accompanying notes

Schedule of Investments

Real Return Bond Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 50.4%
------------------------------------------------------------------------------
Banking & Finance 29.8%
Allied Irish Banks
      7.030% due 09/07/2006 (d)                    $     1,200     $     1,205
Allstate Financial Global Funding
      7.130% due 09/26/2005                              2,500           2,501
Associates Corp. of North America
      6.780% due 08/27/2001 (d)                          1,500           1,504
      6.960% due 05/08/2003 (d)                          1,500           1,499
AT&T Capital Corp.
      7.110% due 09/13/2001 (d)                            500             501
      7.010% due 04/23/2002 (d)                          1,000           1,003
Bank One Corp.
      6.900% due 09/26/2003 (d)                          5,000           4,997
Bear Stearns Co., Inc.
      7.090% due 08/01/2002 (d)                            500             501
      7.130% due 03/28/2003 (d)                          6,000           6,000
      7.050% due 09/21/2004 (d)                          1,000             999
Chase Manhattan Corp.
      6.960% due 12/10/2001 (d)                            500             504
CIT Group, Inc.
      6.750% due 05/14/2001                              1,000           1,000
Citigroup, Inc.
      6.710% due 09/17/2001 (d)                            335             336
Dime Bancorp, Inc.
      7.000% due 07/25/2001                              4,225           4,206
Donaldson, Lufkin & Jenrette, Inc.
      6.760% due 04/25/2003 (d)                          7,500           7,497
DQE Capital Corp.
      7.230% due 01/15/2002 (d)                          1,000           1,000
Export-Import Bank Korea
      6.500% due 11/15/2006                              2,500           2,435
Finova Capital Corp.
      7.340% due 11/08/2002 (d)                          2,800           2,277
First Union Corp.
      7.550% due 08/18/2005                             10,000          10,129
Florida Windstorm
      6.700% due 08/25/2004                                500             494
Ford Motor Credit Corp.
      6.990% due 07/16/2002 (d)                          1,000           1,002
      6.810% due 02/13/2003 (d)                            350             350
      6.950% due 06/20/2003 (d)                         15,500          15,511
General Motors Acceptance Corp.
      6.910% due 12/15/2000 (d)                          1,500           1,500
      6.920% due 07/20/2002                              6,475           6,475
      6.860% due 12/09/2002 (d)                          2,000           2,002
Gold Eagle Capital Ltd.
      9.000% due 04/15/2001                              1,000             999
     12.130% due 04/15/2001                              2,440           2,440
Heller Financial, Inc.
      7.060% due 02/05/2001                                400             400
      6.890% due 04/26/2002 (d)                            250             250
      6.500% due 07/22/2002                              1,000             989
      7.500% due 08/23/2002                              5,700           5,739
      6.970% due 04/28/2003 (d)                          3,000           2,987
Household Finance Corp.
      7.090% due 08/06/2002 (d)                          2,000           2,006
J.P. Morgan & Co.
      8.080% due 02/15/2012                              3,470           3,002
Juno Reinsurance
     10.370% due 06/26/2002 (d)                            750             728
Korea Development Bank
      5.890% due 03/01/2002 (d)                            500             471
      8.290% due 06/16/2003 (d)                            500             490
Lehman Brothers Holdings, Inc.
      9.880% due 10/15/2000                                250             250
      6.130% due 02/01/2001                              2,600           2,592
      7.680% due 04/02/2002 (d)                            500             504
      6.970% due 06/03/2002 (d)                          2,500           2,498
      7.530% due 07/15/2002 (d)                            600             605
      6.970% due 09/03/2002 (d)                          2,000           1,999
MBNA America Bank NA
      6.970% due 04/25/2002 (d)                            500             499
Merrill Lynch & Co.
      6.790% due 11/01/2001 (d)                          3,000           3,003
      7.090% due 02/08/2002 (d)                            400             401
      6.920% due 02/04/2003 (d)                          2,000           1,999
      6.990% due 08/01/2003 (d)                          4,000           4,002
Monumental Global Funding II
      6.910% due 09/26/2003 (d)                          2,000           2,000
Morgan Stanley, Dean Witter, Discover and Co.
      6.840% due 12/17/2001 (d)                            300             300
      6.880% due 04/15/2002 (d)                          1,000           1,001
      6.890% due 02/21/2003 (d)                          1,500           1,503
      6.850% due 03/11/2003 (d)                          2,000           1,997
National Westminster Bank
      7.160% due 09/16/2002 (d)                          3,500           3,514
NeHi, Inc.
     11.310% due 06/09/2003 (d)                          4,000           4,020
Old Kent Bank
      7.460% due 11/01/2005 (d)                          1,000             999
Pemex Finance Ltd.
      6.130% due 11/15/2003                                433             426
Protective Life Funding Trust
      7.090% due 01/17/2003 (d)                          1,000             999
Prudential Funding Corp.
      6.960% due 10/18/2001 (d)                          3,000           3,005
      6.380% due 07/23/2006                              2,000           1,901
PS Colorado Credit Corp.
      7.480% due 05/30/2002 (d)                          1,300           1,299
Qwest Capital Funding, Inc.
      7.200% due 07/08/2002 (d)                          1,000           1,001
Salomon, Smith Barney Holdings
      3.650% due 02/14/2002 (d)                          2,797           2,764
      6.960% due 04/28/2003 (d)                          3,000           3,001
Seismic Ltd.
     11.270% due 01/01/2002 (d)                          2,500           2,500
Textron Financial Corp.
      6.960% due 10/26/2001 (d)                          2,500           2,505
      7.030% due 09/17/2002 (d)                          5,000           5,006
      7.150% due 12/09/2002 (d)                          4,000           4,001
Toyota Motor Credit Corp.
      7.320% due 02/15/2002 (d)                            400             393
                                                                   -----------
                                                                       160,416
                                                                   -----------
Industrials 11.0%
AIC Corp.
      6.150% due 10/02/2002 (d)                            250             249
Alpha Wind
     11.320% due 05/23/2001 (d)                          1,500           1,500
Arrow Electronics, Inc.
      7.440% due 11/24/2000 (d)                          1,500           1,500
Atlas Air, Inc.
     10.470% due 10/04/2004 (d)                          4,400           4,400
Columbia/HCA Healthcare
      8.160% due 09/19/2002 (d)                          8,000           8,000
Cox Enterprises, Inc.
      7.610% due 05/01/2033 (d)                          2,000           1,999
DaimlerChrysler Holdings
      7.000% due 08/16/2004 (d)                          5,000           5,008
Delta Air Lines, Inc.
      8.540% due 01/02/2007                              3,932           4,042
Enron Corp.
      7.110% due 09/10/2001 (d)                          2,500           2,500
      8.000% due 08/15/2005                              3,000           3,046
Global Crossing Ltd.
      6.000% due 10/15/2013                              1,250           1,155
Packaging Corp. of America
      8.630% due 06/20/2007                                 37              37
Petroleos Mexicanos
      9.500% due 09/15/2027                              4,750           4,904
Philip Morris Cos., Inc.
      9.000% due 01/01/2001                              1,000           1,002
      7.250% due 09/15/2001                              1,000             995
Raytheon Co.
      5.950% due 03/15/2001                              4,000           3,971
      7.020% due 08/10/2001 (d)                          1,600           1,601
Staples, Inc.
      7.670% due 11/26/2001 (d)                          2,000           2,000

                                                       See accompanying notes 59

Real Return Bond Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)

Tyco International Group SA
      7.370% due 03/05/2001 (d)                    $     2,000     $     2,002
United Air Lines, Inc.
      6.890% due 12/02/2002 (d)                          1,189           1,182
Vodafone AirTouch PLC
      6.860% due 12/19/2001 (d)                          6,500           6,509
Waste Management, Inc.
      7.100% due 08/01/2026                              1,500           1,450
                                                                   -----------
                                                                        59,052
Utilities 9.6%                                                     ===========
Coastal Corp.
      7.330% due 07/21/2003 (d)                          5,000           5,012
Commonwealth Edison Co.
      7.160% due 09/30/2002 (d)                          1,000           1,000
Deutsche Telekom AG
      7.750% due 06/15/2005                             10,000          10,247
Dominion Resources, Inc.
      7.600% due 07/15/2003                              5,000           5,054
Entergy Gulf States, Inc.
      8.040% due 06/02/2003 (d)                          2,500           2,502
Hawaiian Electric Industries, Inc.
      7.780% due 04/15/2003 (d)                          2,000           2,002
Hughes Electric
      7.560% due 10/23/2000                              3,500           3,501
Nabors Industries, Inc.
      0.000% due 06/20/2020                              5,000           3,488
National Rural Utilities Cooperative
      6.880% due 05/31/2002 (d)                          1,900           1,899
Oneok, Inc.
      7.390% due 04/24/2002 (d)                          2,000           2,002
Public Service Enterprise Group, Inc.
      7.040% due 06/15/2001                                500             500
Scana Corp.
      7.210% due 02/08/2002 (d)                          1,900           1,901
      7.380% due 07/15/2002 (d)                          3,900           3,905
Sierra Pacific Resources
      7.390% due 04/20/2002 (d)                          1,000           1,000
      7.340% due 04/20/2003 (d)                          2,000           2,001
Sprint Capital Corp.
      6.970% due 11/15/2001 (d)                          1,000           1,000
      7.010% due 06/10/2002 (d)                          3,000           3,001
Texas Utilities Co.
      7.210% due 06/25/2001 (d)                          1,300           1,299
      7.590% due 09/24/2001 (d)                            500             503
                                                                   -----------
                                                                        51,817
                                                                   -----------
Total Corporate Bonds & Notes                                          271,285
(Cost $270,393)                                                    ===========
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 1.0%
--------------------------------------------------------------------------------
Florida 0.7%
Tampa Florida Utility Tax & Special Revenue Bond,
(AMBAC Insured), Series 2000
6.000% due 10/01/2004                                    3,580           3,701
                                                                   -----------
New Mexico 0.1%
New Mexico Mortgage Finance Authorities Revenue Bonds,
(GNMA, FNMA, FHLMC Insured), Series 1997
7.000% due 07/01/2006                                      350             351
                                                                   -----------
New York 0.0%
New York City Municipal Bond, Series 1997
6.960% due 08/01/2002 (d)                                   76              76
                                                                   -----------
Ohio 0.2%
Hamilton Ohio School Districts Gas Supply Revenue Bonds,
Northern Ohio, (MBIA Insured), Series 1999
6.910% due 08/01/2001                                    1,500           1,504
                                                                   -----------
Total Municipal Bonds & Notes                                            5,632
(Cost $5,645)                                                      ===========

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 1.3%
--------------------------------------------------------------------------------
Federal Farm Credit Bank
      6.360% due 02/14/2002 (d)                            600             591
Federal Home Loan Bank
      7.270% due 02/15/2002 (d)                          2,485           2,454
Federal National Mortgage Association
      7.860% due 03/13/2002 (d)                          2,000           1,972
Student Loan Marketing Assn
      6.480% due 07/25/2004 (d)                             70              70
      6.830% due 10/25/2004 (d)                             80              80
      6.920% due 04/25/2006 (d)                          1,505           1,499
      6.700% due 01/25/2007 (d)                            292             292
                                                                   -----------
Total U.S. Government Agencies                                           6,958
(Cost $6,943)                                                      ===========

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 129.6%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (c)
      3.630% due 07/15/2002 (b)(h)                     187,839         187,781
      3.380% due 01/15/2007 (h)                        145,100         140,340
      3.630% due 01/15/2008 (h)                        211,738         206,909
      3.880% due 01/15/2009 (h)                         43,253          42,902
      4.250% due 01/15/2010                              1,026           1,048
      3.630% due 04/15/2028 (h)                         54,101          51,431
      3.880% due 04/15/2029                             66,981          66,563
                                                                   -----------
Total U.S. Treasury Obligations                                        696,974
(Cost $694,182)                                                    ===========
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 0.9%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 0.6%
Federal Home Loan Mortgage Corp.
      7.000% due 07/15/2022                              2,941           2,937
      6.500% due 01/25/2028                                100              91
Federal National Mortgage Association
      7.060% due 10/25/2008 (d)                            261             261
      6.500% due 02/25/2029                                121              86
                                                                   -----------
                                                                         3,375
Federal Home Loan Mortgage Corporation 0.1%                        ===========
      7.430% due 12/01/2020-02/01/2023 (d)(i)              425             426
                                                                   -----------
Federal National Mortgage Association 0.1%
      8.520% due 10/01/2024 (d)                            412             423
                                                                   -----------
Other Mortgage-Backed Securities 0.1%
CMC Securities Corp.
      6.000% due 11/25/2008                                532             529
                                                                   -----------
Total Mortgage-Backed Securities                                         4,753
(Cost $4,773)                                                      ===========
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 8.7%
--------------------------------------------------------------------------------
Aesop Funding LLC
      6.570% due 11/20/2006                             14,000          14,000
AFC Home Equity Loan Trust
      6.840% due 03/25/2027 (d)                            201             201
American Residential Eagle Trust
      6.960% due 07/25/2029 (d)                          6,173           6,175
Asset Backed Securities Corp. Home Equity
      6.990% due 06/21/2029 (d)                          5,979           5,998
Conseco Finance
      7.890% due 07/15/2018                              2,000           2,035
      8.170% due 12/15/2025                              2,000           2,062
      6.290% due 10/15/2030                                809             809
Conseco Finance Home Loan Trust
      8.880% due 06/15/2024                                750             763
Contimortgage Home Equity Loan Trust
      6.020% due 01/25/2014                                101             100
EQCC Home Equity Loan Trust
      6.870% due 03/20/2029                                219             219
Huntsman Corp.
      9.750% due 12/31/2005                              1,000             992
IMC Home Equity Loan Trust
      6.610% due 06/20/2013                                124             124

60 See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)

MMCA Automobile Trust
      6.300% due 06/15/2002                        $     1,840     $     1,840
Oakwood Mortgage Investors, Inc.
      6.450% due 11/15/2027                                359             358
Onyx Acceptance Auto Trust
      6.590% due 09/15/2002                              1,166           1,167
      6.350% due 10/15/2003                                395             394
Pacific Southwest Bank
      6.060% due 06/15/2002                                  6               6
Premier Auto Trust
      5.500% due 07/09/2001                                 26              26
Residential Funding Mortgage Securities, Inc.
     10.930% due 06/01/2001                              4,000           4,000
      5.460% due 07/25/2029                                 43              43
USAA Auto Loan Grantor Trust
      5.800% due 01/15/2005                                268             267
Voicestream Vendor Facility
      9.660% due 06/30/2009                              5,000           4,963
WMC Mortgage Loan
      6.830% due 03/20/2028 (d)                             83              83
                                                                   -----------
Total Asset-Backed Securities                                           46,625
(Cost $46,510)                                                     ===========
--------------------------------------------------------------------------------
 SOVEREIGN ISSUES 0.3%
--------------------------------------------------------------------------------
Central Bank Philippines
      7.940% due 06/01/2008 (d)                          1,778           1,591
United Mexican States Recovery Rights
      0.000% due 06/30/2003                              3,025               0
                                                                   -----------
Total Sovereign Issues                                                   1,591
(Cost $1,616)                                                      ===========
--------------------------------------------------------------------------------
 FOREIGN CURRENCY-DENOMINATED ISSUES (c)(f) 1.6%
--------------------------------------------------------------------------------
Caisse D'amort Dette Soc
      3.800% due 07/25/2006                       EC     5,070           4,490
Commonwealth of New Zealand
      4.500% due 02/15/2016                       N$     5,800           2,475
Kingdom of Sweden
      0.000% due 04/01/2004                       SK     7,427             718
Newcourt Credit Group
      7.630% due 06/28/2001                       C$       500             335
United Mexican States
      1.100% due 12/31/2019 (d)                   JY    70,000             635
                                                                   -----------
Total Foreign Currency-Denominated Issues                                8,653
(Cost $9,324)                                                      ===========
--------------------------------------------------------------------------------
 PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Inflation Protected Securities (OTC)
      Strike @ 96.50 Exp. 01/29/2001               $   100,000               0
                                                                   -----------
Total Purchased Put Options                                                  0
(Cost $33)                                                         ===========
--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 14.0%
--------------------------------------------------------------------------------
Commercial Paper 11.0%
Alcoa, Inc.
      6.450% due 12/21/2000                              2,100           2,069
Cba (de) Finance
      6.460% due 12/14/2000                                500             493
Cox Communications
      6.730% due 11/06/2000                              2,000           1,987
CSX Corp.
      6.710% due 12/14/2000                              1,200           1,198
DaimlerChrysler AG
      6.460% due 12/19/2000                                200             197
Dominion Resources, Inc.
      6.710% due 11/06/2000                              4,000           3,974
      6.710% due 11/16/2000                              4,000           3,966
Edison Midwest
      6.740% due 11/08/2000                              8,300           8,243
Federal Home Loan Mortgage Corp.
      6.440% due 10/12/2000                              7,000           6,987
Gannett Co.
      6.490% due 11/20/2000                              1,000             991
Ingersoll-Rand Co.
      6.700% due 11/08/2000                             13,000          12,910
International Paper Co.
      6.700% due 11/01/2000                              8,800           8,751
Motorola, Inc.
      6.480% due 12/26/2000                              7,000           6,889
Texas Utilities Co.
      6.700% due 10/18/2000                                500             499
                                                                   -----------
                                                                        59,154
                                                                   ===========
Repurchase Agreements 3.0%
State Street Bank
      5.850% due 10/02/2000                             16,142          16,142
      (Dated 9/29/2000. Collateralized by
      Federal National Mortgage Association
      7.050% due 02/28/2002 valued at $16,467
      Repurchase proceeds are $16,150.)
                                                                   -----------
Total Short-Term Instruments                                            75,296
(Cost $75,301)                                                     ===========

Total Investments (a) 207.8%                                       $ 1,117,767
(Cost $1,114,720)

Other Assets and Liabilities (Net) (107.8%)                           (579,822)
                                                                   -----------
Net Assets 100.0%                                                  $   537,945
                                                                   ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                                      $     4,706

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                         (1,659)
                                                                   -----------
Unrealized appreciation-net                                        $     3,047
                                                                   ===========
(b) Securities with an aggregate market value of $862 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                          # of      Unrealized
Type                                                 Contracts    Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 10 Year Note (12/2000)                       200     $       101
EuroBond 10 Year Note Written Put Options (11/2000)        121              44
                                                                   -----------
                                                                   $       145
                                                                   ===========
(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of September 30, 2000.

                                                       See accompanying notes 61

Real Return Bond Fund
September 30, 2000 (Unaudited)



(e) Foreign forward currency contracts outstanding at September 30, 2000:

                             Principal
                                Amount                              Unrealized
                            Covered by        Settlement         Appreciation/
Type        Currency          Contract             Month        (Depreciation)
--------------------------------------------------------------------------------
Sell              C$               560           10/2000           $         5
Sell              EC             5,284           11/2000                    (9)
Buy               JY            82,319           10/2000                   (14)
Sell                           243,632           10/2000                     3
Buy                             82,319           11/2000                     0
Sell              N$             5,688           10/2000                   131
Sell                               539           11/2000                     3
Sell              SK             6,170           10/2000                    12
                                                                   -----------
                                                                   $       131
                                                                   ===========
(f) Principal amount denoted in indicated currency:

     C$ - Canadian Dollar
     EC - Euro
     JY - Japanese Yen
     N$ - New Zealand Dollar
     SK - Swedish Krona

(g) Swap agreements outstanding at September 30, 2000:

                                                                    Unrealized
                                                      Notional   Appreciation/
Type                                                    Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus
0.470% and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley
Exp. 06/15/2005                                    $    10,000     $      (215)

Receive floating rate based on 3-month LIBOR plus 0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers
Exp. 07/15/2003                                          5,000             (50)

Receive floating rate based on 3-month LIBOR plus 1.000% and pay to the counterparty the notional amount of $5,000 in exchange for the shares of Nabors Industries, Inc. due 6/20/2020 when the convertible debentures mature.

Broker: Morgan Stanley
Exp. 06/20/2003                                          3,042              (1)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 7.005%.

Broker: Goldman Sachs
Exp. 08/17/2005                                         10,000            (109)

Receive fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Goldman Sachs
Exp. 11/10/2002                                          1,000               0
                                                                   -----------
                                                                   $      (375)
                                                                   ===========
(h) Subject to financing transaction.

(i) Securities are grouped by coupon or range of coupons and represent a range of maturities.

62 See accompanying notes

Schedule of Investments

Short Duration Municipal Income Fund
September 30, 2000 (Unaudited)                            Principal
                                                             Amount      Value
                                                             (000s)     (000s)
-------------------------------------------------------------------------------
 MUNICIPAL BONDS & NOTES 98.0%
-------------------------------------------------------------------------------
Arkansas 0.8%
Arkansas Development Finance Authority Health
Care Facilities Revenue, Series 2000-B
5.600% due 06/01/2012                                     $     100  $     100
                                                                     ---------
Colorado 5.3%
Denver, Colorado City and County Airport Revenue
Bonds, Series 1990
8.100% due 11/15/2000                                           200        201

Denver, Colorado Health & Hospital Revenue
Bonds, Series 1998-A
5.000% due 12/01/2002                                           500        494
                                                                     ---------
                                                                           695
                                                                     =========
Florida 13.0%
Atlantic Beach Florida Health Care Revenue Bonds,
(ACA Insured)
5.000% due 10/01/2001                                           500        501

Gulf Breeze Florida Revenue Bonds,
(MBIA Insured), Series 1997
4.372% due 12/01/2017 (b)                                       500        478

Orlando Florida, Waste Water System Revenue
Bonds, Series 1997-A
3.750% due 10/01/2000 (b)                                        50         49
6.112% due 10/01/2015 (b)                                       750        681
                                                                     ---------
                                                                         1,709
                                                                     =========
Georgia 7.6%
Dalton, Georgia Utilities Revenue Bonds,
(MBIA Insured), Series 1997
4.750% due 10/01/2000                                           500        501

Fulton County Georgia Water & Sewer Revenue Bonds,
(FGIC Insured), Series 1992
5.625% due 01/01/2001                                           500        502
                                                                     ---------
                                                                         1,003
                                                                     =========
Hawaii 9.2%
Hawaii Airport Systems Revenue Bonds, (MBIA Insured),
6.600% due 07/01/2004                                           500        516

Hawaii State General Obligation Bonds, Series 1993
5.500% due 07/01/2001                                           500        504

Hawaii State Housing Finance & Development Corp.
Revenue Bonds, Series 1998
4.250% due 07/01/2001                                           195        195
                                                                     ---------
                                                                         1,215
                                                                     =========
Indiana 1.9%
Indiana State Educational Facilities Authority
Revenue Bonds, Series 1998
4.000% due 10/15/2000                                           250        250
                                                                     ---------
Iowa 3.8%
Iowa Finance Authority, (FSA Insured), Series 2000
5.700% due 06/01/2027                                           500        500
                                                                     ---------
Kansas 5.4%
Burlington Kansas Pollution Control Revenue Bonds,
(MBIA Insured), Series 1991
7.000% due 06/01/2031                                           500        517

Kansas Development Finance Authority Health
Facilities Revenue Bonds, (MBIA Insured), Series 1998
5.700% due 11/15/2023                                           200        200
                                                                     ---------
                                                                           717
                                                                     =========
Maine 4.2%
Eastport Maine Industrial Development Revenue
Bonds, (LOC-Wachovia Bank), Series 1989
4.750% due 11/15/2001                                           250        251
5.100% due 11/15/2003                                           300        300
                                                                     ---------
                                                                           551
                                                                     =========
Massachusetts 2.0%
Massachusetts Housing Finance Agency
Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008                                           250        259
                                                                     ---------
Minnesota 2.8%
Minneapolis & St. Paul Housing & Redevelopment Authority
Health Care Revenue Bonds, (FSA Insured), Series 1995
5.700% due 08/15/2025                                           100        100

Minnesota State Higher Education Facilities Authority
Revenue Bonds, Series 1998
4.500% due 03/01/2001                                           270        270
                                                                     ---------
                                                                           370
Missouri 6.2%                                                        =========
Missouri State Health Facilities Revenue Bonds, Series 1999
5.700% due 10/01/2009                                           100        100

Missouri State Housing Development Community Mortgage
Revenue Bonds, (GNMA/FNMA Insured), Series 1996
7.100% due 09/01/2027                                           195        211

St. Louis Missouri Airport Revenue Bonds, Series 2000
6.250% due 01/01/2002                                           500        505
                                                                     ---------
                                                                           816
Nevada 3.7%                                                          =========
Carson City, Nevada School District General
Obligation Bond, (FGIC Insured), Series 1990
6.600% due 04/01/2001                                           485        490
                                                                     ---------
New York 3.8%
New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 1999
4.300% due 07/01/2002                                           500        497
                                                                     ---------
Ohio 2.3%
Ohio State Air Quality Development Authority
Revenue Bonds, Series 1985
5.500% due 12/01/2015                                           300        300
                                                                     ---------
Oregon 1.5%
Multnomah County, Oregon Higher Education Revenue Bonds,
(Allied Irish Bank PLC Insured), Series 2000
5.700% due 12/01/2029 (b)                                       200        200
                                                                     ---------
Pennsylvania 3.8%
Dauphin County, Pennsylvania General Authority Bond,
(AMBAC Insured),
4.450% due 09/01/2032                                           500        500
                                                                     ---------
Rhode Island 3.9%
Convention Center Authority Rhode Island
Revenue Bonds, (MBIA Insured), Series 1991
6.700% due 05/15/2020                                           500        517
                                                                     ---------
Texas 11.4%
Dallas-Fort Worth International Airport Facility
Improvement Corp. Revenue Bonds, Series 2000
5.950% due 05/01/2029                                           500        502

Midlothian Texas Independent School District General
Obligation, (PSF-GTD Insured), Series 1999
0.010% due 02/15/2001                                           500        492

Tarrant County, Texas Water Control & Refund &
Import Revenue Bonds, (AMBAC Insured), Series 1992
5.750% due 03/01/2013                                           500        503
                                                                     ---------
                                                                         1,497
                                                                     =========
Washington 1.5%
Washington Economic Development Finance
Authority Revenue Bonds, Series 1998
5.750% due 09/01/2018                                           200        200
                                                                     ---------
                                                       See accompanying notes 63

Short Duration Municipal Income Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
Wisconsin 3.9%
Oshkosh Water Revenue Bonds, Series 1999
4.700% due 01/01/2002                              $       265     $       265

Wisconsin State Health & Education Facilities
Authority Revenue Bond, (MBIA Insured), Series 1991
6.000% due 11/15/2000                                      150             150

Wisconsin State Health & Education Facilities Authority
Revenue Bonds, (Loc-Allied Irish Bank PLC Insured),
Series 1997 5.700% due 11/01/2017 (b)                      100             100
                                                                   -----------
                                                                           515
                                                                   -----------
Total Municipal Bonds & Notes                                           12,901
(Cost $12,847)                                                     ===========
--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 0.4%
--------------------------------------------------------------------------------
Commercial Paper 0.4%
SSgA Tax Free Money Market
      4.570% due 10/02/2000                                 53              53
                                                                   -----------
Total Short-Term Instruments                                                53
(Cost $53)                                                         ===========

Total Investments (a) 98.4%                                        $    12,954
(Cost $12,900)

Other Assets and Liabilities (Net) 1.6%                                    205
                                                                   -----------
Net Assets 100.0%                                                  $    13,159
                                                                   ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $        65

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                           (11)
                                                                   -----------
Unrealized appreciation-net                                        $        54
                                                                   ===========
(b) Variable rate security. The rate listed is as of September 30, 2000.

64 See accompanying notes

Schedule of Investments

Short-Term Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 64.3%
--------------------------------------------------------------------------------
Banking & Finance 43.0%
Allied Irish Banks
      7.028% due 09/07/2006 (d)                    $     3,000     $     3,013
Amerco, Inc.
      6.890% due 10/15/2000                              5,000           4,950
Banco Nacional Obra Services
      9.625% due 11/15/2003                              6,900           7,150
Bank One Corp.
      6.410% due 01/24/2002 (d)                          2,000           2,003
BankBoston Corp.
      6.125% due 03/15/2002                              1,000             989
Bankers Trust Corp.
      6.200% due 05/11/2003 (d)                         11,000          10,998
Bear Stearns Companies, Inc.
      7.048% due 09/21/2004 (d)                          3,900           3,896
Citigroup, Inc.
      6.565% due 08/19/2003 (d)                         11,040          10,814
Dime Bancorp, Inc.
      6.375% due 01/30/2001                             17,600          17,524
      7.000% due 07/25/2001                              2,400           2,389
Donaldson, Lufkin & Jenrette, Inc.
      7.250% due 07/18/2003 (d)                          8,000           8,021
DQE Capital Corp.
      6.781% due 01/15/2002 (d)                          2,000           1,999
Export-Import Bank Korea
      6.500% due 02/10/2002                              1,000             985
First USA Bank
      6.790% due 05/15/2002 (d)                          6,000           6,016
Ford Motor Credit Corp.
      6.210% due 08/27/2001 (d)                          6,840           6,841
      6.927% due 03/19/2002 (d)                          4,295           4,313
      6.952% due 12/16/2002 (d)                         10,000           9,975
      7.110% due 06/02/2003 (d)                          2,500           2,503
      7.173% due 07/18/2005 (d)                         10,000          10,017
General Motors Acceptance Corp.
      6.840% due 01/08/2002 (d)                          1,000           1,000
      6.190% due 08/18/2003 (d)                         16,575          16,535
Golden State Holdings
      6.750% due 08/01/2001                              7,000           6,893
Goldman Sachs Group
      6.511% due 01/17/2003 (d)                          8,000           8,011
Heller Financial, Inc.
      6.980% due 04/22/2002 (d)                         12,900          12,899
      6.500% due 07/22/2002                              1,000             989
Korea Development Bank
      7.675% due 10/06/2000 (d)                          2,000           2,000
      7.181% due 10/18/2000 (d)                            500             500
      9.600% due 12/01/2000                                800             803
      9.450% due 03/15/2001                                375             379
      7.900% due 02/01/2002                                900             902
      7.625% due 10/01/2002                              2,500           2,502
Lehman Brothers Holdings, Inc.
      7.352% due 05/07/2002 (d)                          3,000           3,019
      6.690% due 04/04/2003 (d)                          3,000           3,001
MBNA Corp.
      6.741% due 03/23/2001 (d)                          9,500           9,508
Merrill Lynch & Co.
      6.991% due 08/01/2003 (d)                          4,000           4,002
MFN Financial Corp.
      7.130% due 09/13/2001 (d)                          5,000           5,002
Midamerican Funding LLC
      5.850% due 03/01/2001                              1,000             995
Morgan Stanley, Dean Witter, Discover and Co.
      6.500% due 01/28/2002 (d)                          8,600           8,615
National Consumer Coop Bank
      7.528% due 04/02/2001 (d)                         16,000          16,013
      7.513% due 10/26/2001 (d)                         10,000          10,003
PaineWebber
      7.290% due 07/15/2002 (d)                         10,000          10,006
PP&L Capital Funding, Inc.
      5.860% due 10/17/2000                             24,000          23,992
Protective Life Funding Trust
      7.090% due 01/17/2003 (d)                          2,000           1,997
PS Colorado Credit Corp.
      7.477% due 05/30/2002 (d)                          2,000           1,999
Qwest Capital Funding, Inc.
      6.875% due 08/15/2001                             15,430          15,418
Salomon, Smith Barney Holdings
      3.650% due 02/14/2002 (d)                          3,265           3,226
      7.010% due 07/18/2007 (d)                          5,000           5,009
Transamerica Finance Corp.
      6.910% due 12/14/2001 (d)                          4,000           4,004
U.S. Bancorp
      6.941% due 02/03/2003 (d)                          3,700           3,702
                                                                   -----------
                                                                       297,320
                                                                   ===========
Industrials 14.9%
Air Canada
      6.237% due 07/31/2005                              1,818           1,672
Clear Channel Communications, Inc.
      7.327% due 06/15/2002 (d)                            900             902
COFIRI International, Inc.
      6.502% due 10/27/2000 (d)                          2,000           1,997
Columbia/HCA Healthcare
      8.160% due 09/19/2002 (d)                         10,000          10,000
Enron Corp.
      7.250% due 09/10/2001 (d)                          3,000           3,000
ICI Wilmington
      9.500% due 11/15/2000                              5,620           5,628
ITT Corp.
      6.250% due 11/15/2000                              3,000           2,995
J Seagram & Sons
      5.790% due 04/15/2001                              9,000           8,914
      6.250% due 12/15/2001                             10,300          10,189
Kroger Co.
      6.340% due 06/01/2001                              8,250           8,220
Lockheed Martin Corp.
      6.850% due 05/15/2001                             10,000           9,964
Petroleos Mexicanos
      9.375% due 12/02/2008                              1,000           1,030
Racers
      7.118% due 03/03/2003 (d)                         10,000          10,000
Raytheon Co.
      7.020% due 08/10/2001 (d)                         10,000          10,008
Staples, Inc.
      7.670% due 11/26/2001 (d)                          1,400           1,400
Time Warner, Inc.
      6.100% due 12/30/2001                              3,000           2,959
Tyco International Group SA
      6.125% due 06/15/2001                              6,074           6,020
Williams Communications Group, Inc.
      7.220% due 11/15/2001 (d)                          7,500           7,505
                                                                   -----------
                                                                       102,403
                                                                   ===========
Utilities 6.4%
Appalachian Power Co.
      7.270% due 06/27/2001 (d)                            900             900
Central Power & Light Co.
      7.268% due 02/22/2002 (d)                          2,000           1,999
Coastal Corp.
      7.330% due 07/21/2003 (d)                          5,000           5,012
Commonwealth Edison Co.
      7.285% due 09/30/2003 (d)                          2,000           2,000
Deutsche Telekom AG
      7.750% due 06/15/2005                              5,000           5,123
Dominion Resources, Inc.
      7.310% due 09/16/2012 (d)                          6,500           6,519
Indiana Michigan Power Co.
      7.245% due 09/03/2002 (d)                          1,000           1,000
Nevada Power Co.
      7.270% due 08/20/2001 (d)                          5,000           4,999
Oneok, Inc.
      6.960% due 04/24/2002 (d)                          5,000           5,006
Sierra Pacific Resources
      7.390% due 04/20/2002 (d)                          3,000           3,000
      7.340% due 04/20/2003 (d)                          5,000           5,003

                                                       See accompanying notes 65

Short-Term Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)

UGI Utilities, Inc.
      6.170% due 03/06/2001                        $       250     $       249
WorldCom, Inc.
      7.050% due 11/26/2001 (d)                          3,700           3,704
                                                                   -----------
                                                                        44,514
                                                                   -----------
Total Corporate Bonds & Notes                                          444,237
(Cost $443,380)                                                    ===========

--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 0.3%
--------------------------------------------------------------------------------
North Carolina 0.3%
North Carolina State Education Assistance Authority
Revenue Bonds, (GTD Insured), Series 2000
      7.000% due 06/01/2009 (d)                          2,000           2,000
                                                                   -----------
Total Municipal Bonds & Notes                                            2,000
(Cost $2,000)                                                      ===========
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 10.3%
--------------------------------------------------------------------------------
Federal Home Loan Bank
      6.750% due 02/01/2002                             70,000          70,252
Federal National Mortgage Association
      5.750% due 04/15/2003                                850             836
                                                                   -----------
Total U.S. Government Agencies                                          71,088
(Cost $70,911)                                                     ===========
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 4.6%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (g)
     3.625% due 07/15/2002 (h)                          29,529          29,520
     3.625% due 01/15/2008                               2,137           2,088
                                                                   -----------
Total U.S. Treasury Obligations                                         31,608
(Cost $31,494)                                                     ===========
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 23.2%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 15.0%
CMC Securities Corp.
      7.500% due 02/25/2023                              2,089           2,083
Dime Savings
      6.937% due 11/01/2018 (d)                            209             189
Donaldson, Lufkin & Jenrette, Inc.
      7.450% due 10/17/2020 (d)                            489             502
      7.786% due 09/01/2021 (d)                             24              24
      7.437% due 05/01/2026 (d)                            125             125
Federal Home Loan Mortgage Corp.
      6.750% due 03/15/2007                                833             831
      6.500% due 10/25/2014                              3,833           3,767
      5.750% due 10/15/2016                                 12              12
      6.000% due 07/15/2019                              4,178           4,133
      6.875% due 06/15/2023 (d)                            474             474
Federal National Mortgage Association
      7.256% due 12/25/2000 (d)                            339             339
      7.250% due 04/25/2007                              2,310           2,306
      6.000% due 02/25/2008                              1,051           1,033
      6.206% due 07/25/2008 (d)                          1,344           1,326
      6.250% due 06/18/2015                              1,720           1,709
      6.000% due 08/18/2016                             30,659          30,351
      7.221% due 10/25/2017 (d)                          4,992           4,990
      5.875% due 03/25/2018                                 62              62
      7.000% due 12/25/2019                             11,773          11,736
      6.000% due 08/25/2020                              1,950           1,919
      5.000% due 02/25/2022                                 59              58
      6.500% due 09/18/2023                              1,788           1,772
      8.936% due 06/25/2032                              8,795           9,020
First Nationwide Trust
      6.495% due 10/25/2018 (d)                              3               3
General Electric Capital Mortgage Services, Inc.
      6.750% due 12/25/2012                              5,258           5,220
Greenwich
      7.647% due 04/25/2022 (d)                             62              62
      8.149% due 10/25/2022 (d)                             31              31
Housing Securities, Inc.
      6.000% due 02/25/2008                                567             564
Independent National Mortgage Corp.
      7.250% due 11/25/2010                              4,000           4,011
Prudential Bache
      6.252% due 09/01/2018 (d)                             22              21
Prudential Home Mortgage Securities
      6.950% due 11/25/2022                                233             214
Residential Funding Mortgage Securities, Inc.
      7.142% due 12/01/2018                              1,040           1,061
Resolution Trust Corp.
      6.855% due 05/25/2029 (d)                            530             525
Saxon Asset Securities Trust
      7.585% due 12/25/2014                              4,475           4,469
TMA Mortgage Funding Trust
      7.000% due 01/25/2029 (d)                          8,675           8,675
                                                                   -----------
                                                                       103,617
                                                                   ===========
Federal Home Loan Mortgage Corporation 0.1%
      7.500% due 11/01/2001                                856             855

Federal National Mortgage Association 2.0%
      6.000% due 12/18/2014                              5,305           5,268
      6.150% due 09/25/2016                              4,554           4,506
      7.000% due 06/01/2003                              2,089           2,087
      8.500% due 01/01/2026                              1,635           1,681
                                                                   -----------
                                                                        13,542
                                                                   ===========
Government National Mortgage Association 5.7%
      6.750% due 09/20/2023-08/20/2027 (b)(d)            7,376           7,433
      7.125% due 11/20/2026 (d)                         12,420          12,508
      7.375% due 02/20/2024 (d)                         10,308          10,390
      7.380% due 04/20/2025 (d)                            475             478
      8.000% due 10/23/2099                              3,950           4,020
      8.500% due 06/20/2027                              4,704           4,820
                                                                   -----------
                                                                        39,649
                                                                   ===========
Other Mortgage-Backed Securities 0.3%
CDC Depositor Trust I
      7.098% due 12/14/2001 (d)                          2,000           2,006
                                                                   -----------
                                                                         2,006
                                                                   ===========
Stripped Mortgage-Backed Securities 0.1%
ABN AMRO Mortgage Corp. (IO)
      6.750% due 08/25/2029                              1,192             119
Federal Home Loan Mortgage Corp. (IO)
      7.000% due 06/15/2019                              3,920             251
Federal National Mortgage Association (IO)
      7.000% due 07/25/2006                              1,135              55
      6.500% due 12/25/2006                                883              11
      6.500% due 06/25/2017                                630              10
      6.500% due 10/25/2023                              1,302             156
                                                                   -----------
                                                                           602
                                                                   -----------
Total Mortgage-Backed Securities                                       160,271
(Cost $161,479)                                                    ===========
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 10.2%
--------------------------------------------------------------------------------
Advanta Revolving Home Equity Loan Trust
      6.990% due 01/25/2024 (d)                            229             230
American Residential Eagle Trust
      6.960% due 07/25/2029 (d)                          1,646           1,647
Associates Manufactured Housing
      7.000% due 03/15/2027                                402             402
Bay View Financial Revolving
      7.920% due 08/25/2029 (d)                          2,000           1,967
Brazos Student Loan Finance Co.
      7.290% due 06/01/2023 (d)                         20,000          19,802
Capital Asset Research Funding LP
      6.400% due 12/15/2004                              1,725           1,743
Chase Manhattan Grantor Trust
      5.200% due 02/15/2002                                 98              98
Columbia/HCA Healthcare
      8.437% due 09/13/2001                              1,250           1,241
Community Trust Bancorp, Inc.
      6.500% due 09/15/2003                                435             433
Delta Funding Home Equity Loan Trust
      7.036% due 09/15/2029 (d)                          1,759           1,766
First Security Auto Owner Trust
      5.580% due 06/15/2003                              7,896           7,865

66 See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
------------------------------------------------------------------------------
Flag Ltd.
      8.437% due 02/18/2006                        $     2,083     $     2,078
Green Tree Home Improvement Loan Trust
      6.796% due 08/15/2029 (d)                          2,162           2,160
Metris Master Trust
      7.270% due 04/20/2006 (d)                          6,000           6,030
MLCC Mortgage Investors, Inc.
      6.998% due 03/15/2025 (d)                          3,153           3,165
Onyx Acceptance Auto Trust
      6.180% due 04/15/2002                                503             502
Salomon Brothers Mortgage Securities
      6.971% due 07/25/2029 (d)                          3,409           3,413
      7.071% due 11/15/2029 (d)                          1,656           1,660
      7.102% due 12/15/2029 (d)                          2,000           2,000
      6.960% due 12/25/2029 (d)                          4,578           4,590
The Money Store Home Equity Trust
      6.635% due 09/15/2014                              5,097           5,082
      6.345% due 11/15/2021 (d)                             90              89
UAF Auto Grantor Trust
      6.100% due 06/15/2004                                918             912
UniCapital Corp.
      6.540% due 07/23/2002                              1,307           1,305
USAA Auto Loan Grantor Trust
      5.800% due 01/15/2005                                321             319
                                                                   -----------
Total Asset-Backed Securities                                           70,499
(Cost $70,524)                                                     ===========

------------------------------------------------------------------------------
 SOVEREIGN ISSUES 0.5%
------------------------------------------------------------------------------
Republic of Brazil
      7.375% due 04/15/2006 (d)                          3,720           3,510
                                                                   -----------
Total Sovereign Issues                                                   3,510
(Cost $3,488)                                                      ===========
------------------------------------------------------------------------------
 FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 2.3%
------------------------------------------------------------------------------
Commonwealth of New Zealand
      4.500% due 02/15/2016                       N$     5,400           2,304
Tecnost International NV
      6.368% due 06/23/2004 (d)                   EC    15,000          13,388
                                                                   -----------
Total Foreign Currency-Denominated Issues                               15,692
(Cost $17,213)                                                     ===========
------------------------------------------------------------------------------
 CONVERTIBLE BONDS & NOTES 0.3%
------------------------------------------------------------------------------
Industrial 0.3%
Hercules Trust VI
      9.110% due 12/29/2000 (d)                    $     2,430           2,428
                                                                   -----------
Total Convertible Bonds & Notes                                          2,428
(Cost $2,429)                                                      ===========
------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 7.9%
------------------------------------------------------------------------------
Commercial Paper 7.3%
American Electric Power, Inc.
      6.700% due 10/18/2000                                900             897
Burlington Northern
      6.735% due 10/04/2000                             24,300          24,291
Conagra, Inc.
      6.680% due 10/27/2000                                900             896
Dominion Resources, Inc.
      6.710% due 11/16/2000                                700             694
Houston Industries
      6.800% due 11/08/2000                              9,400           9,334
Infinity Broadcasting Corp.
      6.720% due 11/29/2000                              8,200           8,111
Motorola, Inc.
      6.470% due 12/27/2000                                400             394
Sumitomo Corp. of America
      6.740% due 11/01/2000                                200             199
Williams Cos., Inc.
      7.231% due 04/10/2001                              5,600           5,602
                                                                   -----------
                                                                        50,418
                                                                   ===========
Repurchase Agreement 0.6%
State Street Bank
      5.850% due 10/02/2000                              4,086           4,086
      (Dated 9/29/2000. Collateralized by
      Federal Home Loan Mortgage Corp.
      7.050% due 09/19/2003 valued at $4,170
      Repurchase proceeds are $4,088.)
                                                                   -----------
Total Short-Term Instruments                                            54,504
(Cost $54,504)                                                     ===========

Total Investments (a) 123.9%                                       $   855,837
(Cost $857,422)

Written Options (c) (0.0%)                                                 (36)
(Premiums $52)

Other Assets and Liabilities (Net) (23.9%)                            (164,902)
                                                                   -----------
Net Assets 100.0%                                                  $   690,899
                                                                   ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                                      $     1,739

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                         (3,324)
                                                                   -----------
Unrealized depreciation-net                                        $    (1,585)
                                                                   ===========
(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Premiums received on written options:

                                              # of
Type                                     Contracts        Premium        Value
--------------------------------------------------------------------------------
Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.750% Exp. 10/05/2000      50,000,000       $     52     $     36
                                                         ---------------------
(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Foreign forward currency contracts outstanding at September 30, 2000:

                                                                     Principal
                                                  Amount            Unrealized
                               Covered by     Settlement         Appreciation/
Type           Currency          Contract          Month        (Depreciation)
--------------------------------------------------------------------------------
Sell                 EC            15,432        10/2000           $       269
Sell                 BP             3,327        10/2000                   (78)
Buy                                 3,327        10/2000                    56
Sell                 N$             6,006        10/2000                   114
                                                                   -----------
                                                                   $       361
                                                                   ===========
(f) Principal amount denoted in indicated currency:

        BP - British Pound
        EC - Euro
        N$ - New Zealand Dollar

(g) Principal amount of the security is adjusted for inflation.

                                                       See accompanying notes 67

Short-Term Fund
September 30, 2000 (Unaudited)


(h) Subject to financing transaction.

(i) Swap agreements outstanding at September 30, 2000:

                                                                    Unrealized
                                                      Notional   Appreciation/
Type                                                    Amount    Depreciation
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus
0.470% and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley
Exp. 06/15/2005                                    $     5,000     $      (107)

Receive fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 07/11/2003                                          5,000               0

Receive fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due 04/15/2003.

Broker: Warburg Dillon Read LLC
Exp. 01/14/2003                                          4,000               0

Receive fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Pacific Gas & Electric Corp.
6.550% due 12/08/2005.

Broker: J.P. Morgan
Exp. 05/23/2003                                          5,000               0
                                                                   -----------
                                                                   $      (107)
                                                                   ===========
(j) Reverse repurchase agreements were entered into on various days paying various interest rates. The following securities were segregated with collateral for reverse repurchase agreements:

Type                                                  Maturity           Value
--------------------------------------------------------------------------------
Entered into on September 18, 2000
paying interest at 6.570%

Federal National Mortgage Assn. 7.000%              12/25/2019     $    11,736

Entered into on September 25, 2000
paying interest at 6.520%

Government National Mortgage Assn. 7.375%           02/20/2024          10,390
Government National Mortgage Assn. 7.125%           11/20/2026          12,508

Entered into on September 26, 2000
paying interest at 6.580%

Federal National Mortgage Assn. 6.000%              08/18/2016          30,351
                                                                   -----------
                                                                   $    64,985
                                                                   ===========
68 See accompanying notes

Schedule of Investments

StocksPLUS Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 46.6%
--------------------------------------------------------------------------------
Banking & Finance 19.2%
Associates Corp. of North America
      6.960% due 05/08/2003 (d)                    $    11,800     $    11,791
AT&T Capital Corp.
      7.110% due 09/13/2001 (d)                          2,100           2,104
      7.010% due 04/23/2002 (d)                          5,725           5,741
Bear Stearns Co., Inc.
      6.130% due 02/01/2003 (d)                          1,100           1,078
      7.050% due 09/21/2004 (d)                         16,800          16,783
Beaver Valley Funding Corp.
      8.250% due 06/01/2003                              1,193           1,182
Capital One Bank
      7.610% due 06/23/2003 (d)                          5,400           5,400
CIT Group, Inc.
      6.200% due 10/20/2000                              3,600           3,599
DaimlerChrysler Financial Services LLC
      6.790% due 02/10/2003 (d)                          9,600           9,602
Donaldson, Lufkin & Jenrette, Inc.
      6.760% due 04/25/2003 (d)                          6,900           6,898
Ford Motor Credit Corp.
      6.840% due 11/16/2001 (d)                         11,000          11,010
      6.810% due 03/19/2002 (d)                            590             593
      6.990% due 07/16/2002 (d)                          6,800           6,815
      6.820% due 12/16/2002 (d)                          3,800           3,790
      6.810% due 02/13/2003 (d)                         15,000          14,981
      6.850% due 03/17/2003 (d)                            500             499
General Motors Acceptance Corp.
      6.190% due 02/25/2002 (d)                          1,000           1,000
Gold Eagle Capital Ltd.
     12.130% due 04/15/2001                             10,000          10,000
Goldman Sachs Group
      7.090% due 03/04/2002 (d)                          9,000           9,018
GS Escrow Corp.
      7.710% due 08/01/2003 (d)                          6,000           5,823
Heller Financial, Inc.
      7.070% due 10/22/2001 (d)                         10,800          10,823
Household Finance Corp.
      6.780% due 06/22/2001 (d)                          5,000           5,006
Lehman Brothers Holdings, Inc.
      6.970% due 06/03/2002 (d)                            600             600
      7.530% due 07/15/2002 (d)                          3,005           3,030
      7.170% due 04/04/2003 (d)                         10,200          10,203
      6.700% due 11/30/2006 (d)                          1,910           1,767
LG&E Capital Corp.
      7.490% due 06/18/2001 (d)                          6,400           6,402
MBNA America Bank NA
      6.960% due 06/10/2004 (d)                         10,000          10,007
Merrill Lynch & Co.
      6.520% due 10/10/2000 (d)                          3,000           3,001
      6.730% due 06/18/2001 (d)                         10,000           9,999
      6.730% due 01/11/2002 (d)                          8,550           8,591
      6.920% due 02/04/2003 (d)                          6,000           5,997
      7.180% due 03/17/2004 (d)                            100             100
MFN Financial Corp.
      6.980% due 09/13/2001 (d)                          4,000           4,002
Nacional Financiera
     10.560% due 12/01/2000 (d)                         10,500          10,448
National Australia Bank Ltd.
      7.320% due 05/19/2010 (d)                         11,700          11,810
NationsBank Corp.
      7.030% due 02/18/2002 (d)                            100              98
Old Kent Bank
      7.460% due 11/01/2005                              4,500           4,496
Qwest Capital Funding, Inc.
      7.200% due 07/08/2002 (d)                         17,500          17,516
Republic New York Corp.
      5.280% due 10/28/2002 (d)                            100              99
Salomon, Smith Barney Holdings
      3.650% due 02/14/2002                              3,352           3,312
      6.510% due 04/02/2002 (d)                          3,800           3,817
      6.910% due 02/11/2003 (d)                          5,000           5,004
      6.530% due 03/26/2003 (d)                          5,000           5,007
Wells Fargo & Co.
      7.220% due 05/02/2005 (d)                          6,400           6,398
                                                                   -----------
                                                                       275,240
                                                                   ===========
Industrials 17.2%
Air Canada
      6.800% due 07/31/2005 (d)                         10,909          10,033
Amerco, Inc.
      6.890% due 10/15/2000                             16,800          16,632
Arrow Electronics, Inc.
      7.440% due 11/24/2000 (d)                         15,000          14,997
Atlas Air, Inc.
     10.470% due 10/04/2004 (d)                          7,000           7,000
Black & Decker Corp.
      7.640% due 12/20/2001 (d)                          7,250           7,289
Cemex SA
      9.250% due 06/17/2002                                300             306
Clear Channel Communications, Inc.
      7.210% due 06/15/2002 (d)                          5,600           5,613
COFIRI International, Inc.
      6.630% due 10/27/2000 (d)                          2,000           1,997
Columbia/HCA Healthcare
      8.160% due 09/19/2002 (d)                         37,800          37,800
CSX Corp.
      7.260% due 06/24/2002 (d)                          6,900           6,901
El Paso Energy Corp.
      6.930% due 07/15/2001 (d)                          4,800           4,803
Enron Corp.
      7.110% due 09/10/2001 (d)                          1,000           1,000
      8.000% due 08/15/2005                              1,100           1,117
ITT Corp.
      6.250% due 11/15/2000                             24,065          24,022
Kroger Co.
      6.340% due 06/01/2001                              2,000           1,993
Marlin Water Trust
      7.090% due 12/15/2001                              4,049           4,026
Merita
      6.470% due 12/01/2005 (d)                          1,000           1,005
Occidental Petroleum
      7.360% due 10/03/2008 (d)                            600             599
Petroleos Mexicanos
      8.130% due 07/15/2005 (d)                         18,000          18,045
Raytheon Co.
      7.020% due 08/10/2001 (d)                          8,900           8,907
Rollins Truck Leasing Co.
      8.250% due 05/01/2002                             29,900          29,982
Stone Container Corp.
     10.750% due 10/01/2002                              3,435           3,499
TCI Communications, Inc.
      7.300% due 04/03/2002 (d)                         11,600          11,752
      7.360% due 03/11/2003 (d)                          4,000           4,079
TRW, Inc.
      6.450% due 06/15/2001                                400             397
Tyco International Group SA
      7.370% due 03/05/2001 (d)                         14,500          14,516
Waste Management, Inc.
      6.000% due 05/15/2001                              1,500           1,470
Williams Communications Group, Inc.
      7.180% due 11/15/2001 (d)                          6,900           6,904
                                                                   -----------
                                                                       246,684
                                                                   ===========
Utilities 10.2%
Appalachian Power Co.
      7.270% due 06/27/2001 (d)                         12,000          12,003
Central Power & Light Co.
      7.290% due 11/23/2001 (d)                          3,600           3,600
Dominion Resources, Inc.
      7.030% due 01/26/2001 (d)                            400             400
Entergy Arkansas, Inc.
      7.720% due 03/01/2003 (d)                          3,700           3,739
Hughes Electric
      7.560% due 10/23/2000 (d)                          4,500           4,501
Montana Power Co.
      7.000% due 04/06/2001 (d)                          1,200           1,200
Nevada Power Co.
      7.210% due 06/12/2001 (d)                         13,000          13,000
Niagara Mohawk Power
      7.130% due 07/01/2001                              6,805           6,807
North Atlantic Energy
      9.050% due 06/01/2002                                599             605

                                                       See accompanying notes 69

StocksPLUS Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.
      7.040% due 11/22/2000 (d)                    $    15,000     $    14,999
Scana Corp.
      7.380% due 07/15/2002 (d)                         11,300          11,316
Sprint Capital Corp.
      6.970% due 11/15/2001 (d)                         25,600          25,611
      7.010% due 06/10/2002 (d)                          1,100           1,101
System Energy Resources
      7.710% due 08/01/2001                                250             251
Texas Utilities Co.
      7.210% due 06/25/2001 (d)                          1,900           1,899
      7.590% due 09/24/2001 (d)                         14,000          14,074
      5.940% due 10/15/2001                             28,725          28,348
      6.410% due 11/21/2001                              1,000             993
Western Massachusetts Electric
      7.750% due 12/01/2002                              1,882           1,883
                                                                   -----------
                                                                       146,330
                                                                   -----------
Total Corporate Bonds & Notes                                          668,254
(Cost $667,130)                                                    ===========
------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES 0.2%
------------------------------------------------------------------------------
Student Loan Marketing Assn
      6.480% due 07/25/2004 (d)                            252             252
      6.920% due 04/25/2006 (d)                          2,910           2,898
                                                                   -----------
Total U.S. Government Agencies                                           3,150
(Cost $3,136)                                                      ===========
------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 9.0%
------------------------------------------------------------------------------
Treasury Inflation Protected Securities (b)(c)
      3.630% due 07/15/2002                            111,105         111,070
      3.630% due 01/15/2008                             18,802          18,373
                                                                   -----------
Total U.S. Treasury Obligations                                        129,443
(Cost $128,947)                                                    ===========
------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 23.8%
------------------------------------------------------------------------------
Collateralized Mortgage Obligations 10.0%
Bank Mart
      6.880% due 03/01/2019 (d)(i)                       4,483           4,544
Countrywide Home Loans
      6.050% due 04/25/2029                              5,768           5,692
CS First Boston Mortgage Securities Corp.
      6.960% due 06/20/2029                              2,486           2,483
Donaldson, Lufkin & Jenrette, Inc.
      7.910% due 10/17/2020 (d)                            139             142
Federal Home Loan Mortgage Corp.
      7.000% due 06/15/2023                                745             743
      6.500% due 08/15/2023                              7,495           7,428
Federal National Mortgage Assn
      5.700% due 06/25/2017                                534             529
      6.760% due 04/25/2020 (d)                             18              18
      6.500% due 05/18/2024                              3,411           3,377
General Electric Capital Mortgage Services, Inc.
      6.300% due 09/25/2023                              2,000           1,977
      6.250% due 10/25/2028                                794             785
      6.250% due 12/25/2028                              1,472           1,337
Government National Mortgage Assn
      7.300% due 09/20/2030 (d)                         20,919          20,912
      7.020% due 09/29/2030 (d)                            300             300
      7.300% due 02/16/2030 (d)                         15,008          15,023
      7.220% due 02/16/2030 (d)                         26,654          26,729
Greenwich
      7.980% due 04/25/2022 (d)                            225             224
      8.150% due 10/25/2022 (d)                              8               8
Housing Securities, Inc.
      7.320% due 07/25/2032 (d)                            425             425
ICI Funding Corp. Secured Assets Corp.
      7.650% due 07/25/2028                              3,569           3,555
Independent National Mortgage Corp.
      8.350% due 06/25/2025                                 67              66

Norwest Asset Securities Corp.
      6.750% due 08/25/2029                              8,551           8,474
PaineWebber Mortgage
      6.430% due 02/25/2001 (d)                            251             249
PNC Mortgage Securities Corp.
      6.630% due 03/25/2028                              7,352           7,237
      7.500% due 10/25/2030                              6,200           6,208
Resecuritization Mortgage Trust
      6.870% due 04/26/2021 (d)                            318             312
Residential Funding Mortgage Securities, Inc.
      6.280% due 03/25/2018 (d)                          1,552           1,504
Resolution Trust Corp.
      8.000% due 06/25/2026                                822             827
      7.590% due 05/25/2029 (d)                             13              13
Structured Asset Mortgage Investments, Inc.
      9.040% due 06/25/2029 (d)                         17,693          18,225
Structured Asset Securities Corp.
      6.790% due 12/25/2000 (d)                            298             298
TMA Mortgage Funding Trust
      7.000% due 01/25/2029 (d)                          4,368           4,368
                                                                   -----------
                                                                       144,012
                                                                   ===========
Federal Home Loan Mortgage Corporation 0.3%
      6.770% due 07/01/2019 (d)                          2,554           2,537
      7.620% due 12/01/2022 (d)                            532             543
      8.160% due 06/01/2022 (d)                            350             358
      8.500% due 04/01/2025-06/01/2025 (j)                 183             188
                                                                   -----------
                                                                         3,626
                                                                   ===========
Federal National Mortgage Association 0.7%
      6.130% due 03/01/2029 (d)                            345             338
      6.440% due 05/01/2017 (d)                            245             241
      6.450% due 07/01/2018-02/01/2031 (d)(j)            3,306           3,245
      6.500% due 09/01/2005                              5,187           5,135
      6.610% due 04/01/2018 (d)                             93              92
      7.900% due 05/01/2022 (d)                            280             284
                                                                   -----------
                                                                         9,335
                                                                   ===========
Government National Mortgage Association 12.7%
      6.750% due 07/20/2018-08/20/2026 (d)(j)           16,603          16,777
      7.000% due 10/23/2030                            101,400          99,879
      7.120% due 02/16/2030 (d)                         27,543          27,672
      7.130% due 12/20/2022-12/20/2027 (d)(j)            7,942           8,000
      7.380% due 02/20/2026-02/20/2028 (d)(j)           17,952          18,086
      7.500% due 10/23/2030                             11,800          11,833
                                                                   -----------
                                                                       182,247
                                                                   ===========
Other Mortgage-Backed Securities 0.1%
California Federal Savings & Loan
      6.780% due 07/25/2018 (d)                             20              20
Fund America
      7.550% due 06/25/2023 (d)                            114             114
J.P. Morgan & Co.
      6.820% due 01/25/2018 (d)                            301             295
Resolution Trust Corp.
      7.540% due 12/25/2023 (d)                              2               2
Structured Asset Securities Corp.
      7.110% due 09/25/2036 (d)                            804             797
                                                                   -----------
                                                                         1,228
                                                                   ===========
Stripped Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp. (IO)
      6.500% due 08/15/2006                              1,199              55
      6.500% due 08/15/2016                                 24               0
      7.500% due 08/15/2019                                281               4
Federal National Mortgage Association (IO)
      6.000% due 11/25/2000                                 61               0
      7.000% due 07/25/2006                                227              11
      6.500% due 09/25/2008                                219              18
      6.500% due 02/25/2021                              1,992             109
      7.000% due 07/25/2021                                628              89
      6.500% due 03/25/2023                              3,225             361
                                                                   -----------
                                                                           647
                                                                   -----------
Total Mortgage-Backed Securities                                       341,095
(Cost $341,483)                                                    ===========

70 See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES 8.1%
--------------------------------------------------------------------------------
AFC Home Equity Loan Trust
      6.770% due 06/25/2028 (d)                    $     7,862     $     7,851
Allied Waste Industries, Inc.
      9.440% due 07/30/2006                              2,274           2,205
      9.690% due 07/30/2007 (d)                          2,364           2,294
      9.750% due 07/30/2007 (d)                            364             353
Amresco Residential Securities Mortgage Loan Trust
      6.810% due 07/25/2027 (d)                             15              15
      6.780% due 05/25/2028 (d)                            711             710
Arcadia Automobile Receivables Trust
      6.500% due 06/17/2002                                 70              70
Argentina Funding Corp.
      6.880% due 05/20/2003                             16,000          16,050
Bayview Financial Acquisition Trust
      7.170% due 02/25/2029                              5,140           5,157
Community Trust Bancorp, Inc.
      6.500% due 09/15/2003                                508             505
Contimortgage Home Equity Loan Trust
      6.790% due 10/15/2012 (d)                             32              32
Cross Country Master Credit
      7.150% due 06/15/2006                             15,400          15,400
Green Tree Home Improvement Loan Trust
      6.740% due 11/15/2029 (d)                          7,775           7,780
Green Tree Recreational Equipment
      6.430% due 04/17/2006                              1,960           1,957
MGM Grand Term Loan
      7.870% due 05/06/2001 (d)                          9,709           9,686
Novastar Home Equity Loan
      6.900% due 04/25/2028 (d)                          3,291           3,286
Salomon Brothers Mortgage Securities
      6.960% due 02/25/2030 (d)                         21,700          21,756
Student Loan Marketing Assn
      6.860% due 10/25/2005 (d)                          7,395           7,367
The Money Store Home Equity Trust
      6.550% due 09/15/2021                                583             582
      6.350% due 11/15/2021 (d)                            180             179
USAA Auto Loan Grantor Trust
      6.100% due 02/15/2006                             12,551          12,475
WMC Mortgage Loan
      6.830% due 03/20/2028 (d)                            166             166
                                                                   -----------
Total Asset-Backed Securities                                          115,876
(Cost $115,769)                                                    ===========

--------------------------------------------------------------------------------
 SOVEREIGN ISSUES 6.3%
--------------------------------------------------------------------------------
Hydro-Quebec
      6.500% due 09/29/2049 (d)                          1,200           1,065
Nacional Financiera
      8.570% due 05/08/2003 (d)                          6,000           6,094
Republic of Argentina
      7.380% due 03/31/2005 (d)                            160             147
     11.600% due 04/10/2005 (d)                          1,400           1,302
Republic of Brazil
      7.880% due 01/01/2001 (d)                            680             680
      7.380% due 04/15/2006 (d)                         69,983          65,875
Republic of Bulgaria
      7.750% due 07/28/2011 (d)                          3,000           2,273
Republic of Croatia
      7.000% due 02/27/2002                              3,000           2,937
Republic of Panama
      7.930% due 05/10/2002 (d)                          1,099           1,085
United Mexican States
     10.020% due 04/07/2004 (d)                          9,000           9,360
                                                                   -----------
Total Sovereign Issues                                                  90,818
(Cost $89,502)                                                     ===========
--------------------------------------------------------------------------------
 FOREIGN CURRENCY-DENOMINATED ISSUES (f)(g) 4.1%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
      4.500% due 02/15/2016                       N$     9,750           4,161
Export-Import Bank Korea
      3.840% due 10/06/2000 (d)                   DM    11,370           5,132
Korea Development Bank
      2.560% due 06/26/2001                       JY 1,000,000           9,364
Tecnost International NV
      6.670% due 06/23/2004 (d)                   EC    36,100          32,193
United Mexican States
      8.750% due 05/30/2002                       BP     3,000           4,493
      7.000% due 06/02/2003                       C$     6,000           3,852
                                                                   -----------
Total Foreign Currency-Denominated Issues                               59,195
(Cost $66,217)                                                     ===========
--------------------------------------------------------------------------------
 PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
S&P 500 Index December Futures
      Strike @ 850.00 Exp. 12/15/2000              $        20               0
      Strike @ 800.00 Exp. 12/15/2000                      100               0
      Strike @ 750.00 Exp. 12/15/2000                      713               0
      Strike @ 700.00 Exp. 12/15/2000                       13               0
                                                                   -----------
Total Purchased Put Options                                                  0
(Cost $75)                                                         ===========
--------------------------------------------------------------------------------
 PREFERRED SECURITY 0.1%
--------------------------------------------------------------------------------
                                                        Shares
DG Funding Trust
      9.030% due 12/29/2049 (d)                            110           1,103
                                                                   -----------
Total Preferred Security                                                 1,103
(Cost $1,103)                                                      ===========
--------------------------------------------------------------------------------
 PREFERRED STOCK 0.6%
--------------------------------------------------------------------------------
TCI Communications, Inc.
      9.720% due 12/31/2036                            303,565           7,893
                                                                   -----------
Total Preferred Stock                                                    7,893
(Cost $7,996)                                                      ===========
--------------------------------------------------------------------------------
 COMMON STOCKS 1.1%
--------------------------------------------------------------------------------
Utilities 1.1%
Eastern Enterprises                                      2,700             171
Florida Progress Corp.                                     300             164
LG&E Energy Corp.                                       11,000             268
MCN Energy Group, Inc.                                 392,500          10,051
Northeast Utilities                                    241,900           5,239
                                                                   -----------
Total Common Stocks                                                     15,893
(Cost $15,578)                                                     ===========
--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 9.5%
--------------------------------------------------------------------------------
                                                     Principal
                                                        Amount
                                                        (000s)
Commercial Paper 8.8%
Alcoa, Inc.
      6.500% due 12/21/2000                        $       900             887
American Electric Power, Inc.
      6.760% due 10/04/2000                              4,700           4,698
      6.700% due 10/25/2000                              9,000           8,961
Associated Corp. of North America
      6.580% due 11/16/2000                                800             793
AT&T Corp.
      6.510% due 12/13/2000                              5,900           5,830
Becton Dickinson & Co.
      6.520% due 11/30/2000                              2,200           2,175
Cba (de) Finance
      6.460% due 12/12/2000                                200             197
CDC
      6.570% due 11/29/2000                              3,200           3,165
Conagra, Inc.
      6.680% due 10/27/2000                              7,000           6,967
      6.670% due 11/16/2000                              1,600           1,587
CSX Corp.
      6.710% due 10/11/2000                              3,800           3,794
Dominion Resources, Inc.
      6.720% due 10/04/2000                              3,000           2,999
      6.710% due 11/16/2000                              8,000           7,933
      6.770% due 11/16/2000                                400             397
Edison Midwest
      6.790% due 11/01/2000                                300             298

                                                       See accompanying notes 71

StocksPLUS Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------

Gannett Co.
   6.500% due 11/21/2000                           $     5,300     $     5,243
General Electric Capital Corp.
   6.500% due 01/24/2001                                 9,000           8,810
Gillette Co.
   6.460% due 12/12/2000                                 7,400           7,301
Houston Industries
   6.820% due 10/04/2000                                 1,000           1,000
   6.770% due 10/18/2000                                 5,000           4,985
   6.800% due 11/08/2000                                15,000          14,895
Infinity Broadcasting Corp.
   6.700% due 11/15/2000                                 1,000             992
Ingersoll-Rand Co.
   6.690% due 10/04/2000                                 2,300           2,299
   6.700% due 10/18/2000                                 8,900           8,873
International Paper Co.
   6.700% due 10/06/2000                                 4,300           4,297
   6.700% due 10/10/2000                                 3,200           3,195
Minnesota Mining & Manufacturing
   6.520% due 11/28/2000                                   100              99
Sprint Capital Corp.
   6.720% due 11/08/2000                                 5,000           4,965
Texas Utilities Co.
   6.700% due 10/18/2000                                 4,100           4,088
World Bank
   6.350% due 10/27/2000                                 2,300           2,290
Yorkshire Building Society
   6.490% due 12/06/2000                                 2,100           2,074
                                                                   -----------
                                                                       126,087
                                                                   ===========
Repurchase Agreements 0.7%
Daiwa Securities
   6.430% due 10/02/2000                                 6,000           6,000
   (Dated 09/29/2000. Collateralized by U.S. Treasury
   Inflation Protected Securities
   6.0% due 02/15/2026 valued at $6,142
   Repurchase proceeds are $6,003.)

State Street Bank
   5.850% due 10/02/2000                                 4,130           4,130
   (Dated 9/29/2000. Collateralized by
   Federal National Mortgage Association
   7.050% due 02/28/2002 valued at $4,216
   Repurchase proceeds are $4,132.)                                -----------
                                                                        10,130
                                                                   ===========
U.S. Treasury Bills 0.0%
   5.930% due 02/01/2001 (b)(c)                             50              49
                                                                   -----------
Total Short-Term Instruments                                           136,266
(Cost $136,281)                                                    ===========

Total Investments (a) 109.4%                                       $ 1,568,989
(Cost $1,573,217)

Written Options (e) (0.1%)                                              (2,266)
(Premiums $2,050)

Other Assets and Liabilities (Net) (9.3%)                             (133,392)
                                                                   -----------
Net Assets 100.0%                                                  $ 1,433,331
                                                                   ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $     6,715

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                       (10,978)
                                                                   -----------
Unrealized depreciation-net                                        $    (4,263)
                                                                   ===========

(b) Securities with an aggregate market value of $81,946 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                                    Unrealized
                                                          # of   Appreciation/
Type                                                 Contracts  (Depreciation)
--------------------------------------------------------------------------------
Government of Japan 10 Year Note (12/2000)                  25     $        15
S&P 500 Index (12/2000)                                  3,137         (61,995)
United Kingdom 10 Year Note (12/2000)                      490            (540)
EuroBond 10 Year Note Options (11/2000)                    585             179
                                                                   -----------
                                                                   $   (62,341)
                                                                   ===========
(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Premiums received on written options:

                                                  # of
Type                                         Contracts      Premium      Value
--------------------------------------------------------------------------------
Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.750% Exp.10/10/2000          125,100,000      $   137    $   101

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.800% Exp. 10/12/2000         118,400,000          112        159

Put - CME Eurodollar December Futures
   Strike @ 93.00 Exp. 12/18/2000                  111           83          3

Call - CME Eurodollar December Futures
   Strike @ 93.00 Exp. 12/18/2000                  160           63        114

Call - CME Eurodollar December Futures
   Strike @ 92.75 Exp. 12/18/2000                   80           55         99

Put - CME Eurodollar March Futures
   Strike @ 92.75 Exp. 03/19/2000                  159           74          6

Call - CME Eurodollar March Futures
   Strike @ 93.25 Exp. 3/19/2000                   879          175        648

Put - CME Eurodollar March Futures
   Strike @ 92.50 Exp. 03/19/2000                  301          179          8

Call - CME Eurodollar March Futures
   Strike @ 93.00 Exp. 03/19/2000                  301          126        380

Put - CME Eurodollar March Futures
   Strike @ 92.25 Exp. 03/19/2000                  720          446          9

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.750% Exp. 10/05/2000          63,900,000           65         46

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.750% Exp. 10/05/2000          63,900,000           64         46

Call - TSE Government of Japan December Futures
   Strike @ 134.00 Exp. 11/30/2000                  16           31         32

Put - CME S&P 500 Index December Futures
   Strike @ 1400.00 Exp. 12/15/2000                 82          440        615
                                                            ------------------
                                                            $ 2,050    $ 2,266
                                                            ==================
72 See accompanying notes

(f) Foreign forward currency contracts outstanding at September 30, 2000:

                            Principal
                               Amount                               Unrealized
                           Covered by        Settlement          Appreciation/
Type       Currency          Contract             Month         (Depreciation)
--------------------------------------------------------------------------------
Sell             C$             5,773           10/2000            $        55
Sell             EC            49,991           10/2000                  1,235
Buy                             3,085           10/2000                     (4)
Sell             BP             3,828           10/2000                    (76)
Buy              HF         2,300,000           03/2001                    182
Sell             JY         1,089,759           10/2000                     20
Sell             N$            10,942           10/2000                    207
Buy              PZ           102,100           01/2001                 (1,117)
Buy                            25,000           02/2001                   (139)
Sell                           61,000           01/2001                    370
                                                                   -----------
                                                                   $       733
                                                                   ===========
(g) Principal amount denoted in indicated currency:

         BP - British Pound
         C$ - Canadian Dollar
         EC - Euro
         HF - Hungarian Forint
         JY - Japanese Yen
         N$ - New Zealand Dollar
         PZ - Polish Zloty

(h) Swap agreements outstanding at September 30, 2000:

                                                                    Unrealized
                                                      Notional   Appreciation/
Type                                                    Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive total Return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.200%.

Broker: Morgan Stanley
Exp. 06/29/2001                                    $        33     $         0

Receive total Return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.300%.

Broker: Lehman Brothers
Exp. 07/31/2001                                              4               0

Receive total Return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.250%.

Broker: Morgan Stanley
Exp. 09/28/2001                                             39               0

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.180%.

Broker: J.P. Morgan Securities, Inc.
Exp. 03/16/2001                                             55               0

Receive floating rate based on JY-LIBOR and pay a fixed rate equal to 1.743%.

Broker: J.P. Morgan
Exp. 09/20/2007                                   JY 3,150,000            (100)

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.180%.

Broker: J.P. Morgan
Exp. 05/03/2001                                    $        12               0

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 5.950%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                                            900             (46)

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 6.150%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                            500             (27)

Receive a fixed rate equal to 1.290% and the Fund will pay to the counterparty at par in the event of default in of the United Mexican States at 9.750% due 04/06/2005.

Broker: J.P. Morgan
Exp. 06/19/2002                                         15,500               2

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of Enron Corp. 7.875% due 06/15/2003.

Broker: Morgan Stanley
Exp. 06/16/2001                                         50,000               2
                                                                   -----------
                                                                   $      (169)
                                                                   ===========
(i) Restricted security.

(j) Securities are grouped by coupon or range of coupons and represent a range of maturities.

                                                       See accompanying notes 73

Schedule of Investments

Strategic Balanced Fund
September 30, 2000 (Unaudited)
                                                       Share's           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
 PIMCO FUNDS (d) 91.0%
--------------------------------------------------------------------------------
StocksPLUS                                           3,181,221     $    42,755

Total Return                                         3,032,284          30,596
                                                                   -----------
Total PIMCO Funds                                                       73,351
(Cost $74,081)                                                     ===========
--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 3.9%
--------------------------------------------------------------------------------
                                                     Principal
                                                        Amount
                                                        (000s)
Repurchase Agreements 3.9%
State Street Bank
        5.850% due 10/02/2000                      $     3,134           3,134
        (Dated 9/29/2000. Collateralized by
        Federal National Mortgage Association
        6.100% due 08/10/2001 valued at $3,198.
        Repurchase proceeds are $3,136.)
                                                                   -----------
Total Short-Term Instruments                                             3,134
(Cost $3,134)                                                      ===========

Total Investments (a) 94.9%                                        $    76,485
(Cost $77,215)

Other Assets and Liabilities (Net) 5.1%                                  4,130
                                                                   -----------
Net Assets 100.0%                                                  $    80,615
                                                                   ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $       833

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (2,370)
                                                                   -----------
Unrealized depreciation-net                                        $    (1,537)
                                                                   ===========
(b) Foreign forward currency contracts outstanding at September 30, 2000:

                                              Principal
                                                 Amount             Unrealized
                           Covered by        Settlement          Appreciation/
Type       Currency          Contract             Month         (Depreciation)
--------------------------------------------------------------------------------
Sell             EC            18,311           10/2000            $       278
Buy                            18,311           10/2000                   (137)
Buy              HF           300,000           03/2001                     27
Sell                          300,000           03/2001                     17
                                                                   -----------
                                                                   $       185
                                                                   ===========
(c) Principal amount denoted in indicated currency:

          EC - Euro
          HF - Hugarian Forint

(d) Institutional Class shares of each PIMCO Fund.

74 See accompanying notes

Schedule of Investments

Total Return Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 41.0%
--------------------------------------------------------------------------------
Banking & Finance 27.9%
AB Spintab
   6.800% due 12/29/2049                           $       250     $       244
Abbey National Capital Trust I
   8.960% due 12/29/2049                                24,700          24,842
Abbey National PLC
   6.700% due 06/29/2049                                 5,000           4,513
Abbey National Treasury Service
   6.630% due 05/23/2001                                   240             240
ABN AMRO Mortgage Corp.
   7.250% due 05/31/2005                                   150             151
Aetna, Inc.
   6.750% due 08/15/2001                                   250             249
   7.250% due 08/15/2023                                    50              46
Air 2 US
   8.030% due 10/01/2020                                   300             305
Allstate Corp.
   6.750% due 05/15/2018                                   280             252
   6.900% due 05/15/2038                                87,200          74,575
Amerco, Inc.
   7.140% due 10/15/2002                                15,000          14,439
American Express
   8.500% due 08/15/2001                                   350             355
   5.630% due 01/22/2004                                11,900          11,470
   7.450% due 08/10/2005                                 1,000           1,008
American General Finance
   6.050% due 07/02/2001                                 3,000           2,985
   6.880% due 12/14/2001                                 1,600           1,601
   7.450% due 07/01/2002                                   200             202
   6.250% due 12/18/2002                                 1,165           1,149
   6.380% due 03/01/2003                                   350             346
   8.130% due 03/15/2046                                   270             259
American Health Properties, Inc.
   7.050% due 01/15/2002                                   700             683
AON Capital Trust `A'
   8.210% due 01/01/2027                                   725             667
Archstone Communities Trust
   6.750% due 10/23/2000                                   600             600
Aristar, Inc.
   7.380% due 09/01/2004                                20,000          19,983
Associates Corp. of North America
   6.630% due 05/15/2001                                 1,300           1,299
   6.700% due 05/29/2001                                   100             100
   7.000% due 07/23/2001                                   500             501
   6.780% due 08/27/2001 (d)                            13,500          13,534
   6.450% due 10/15/2001                                23,600          23,530
   7.500% due 04/15/2002                                   185             187
   6.500% due 07/15/2002                                   750             747
   5.750% due 11/01/2003                                 5,175           5,015
   5.800% due 04/20/2004                                   450             434
   6.630% due 06/15/2005                                   100              98
Associates First Capital Corp.
   6.000% due 12/01/2002                                   500             493
AT&T Capital Corp.
   7.500% due 11/15/2000                                 5,000           5,004
   6.880% due 01/16/2001                                   230             230
   6.250% due 05/15/2001                                19,443          19,379
   7.000% due 08/15/2001                                20,900          20,920
   7.110% due 09/13/2001 (d)                             1,030           1,032
   6.900% due 01/30/2002                                 1,000           1,000
   6.750% due 02/04/2002                                 1,925           1,921
   7.010% due 04/23/2002 (d)                            74,000          74,205
AVCO Financial Services
   7.380% due 08/15/2001                                   300             301
   5.750% due 01/23/2006                                   125             125
Banco Latinoamericano SA
   6.500% due 04/02/2001                                   950             947
   7.170% due 06/04/2001                                 5,000           4,998
   7.880% due 11/30/2001                                 9,500           9,528
Banco Nacional de Comercio Exterior
   7.250% due 02/02/2004                                25,050          24,236
  11.250% due 09/20/2005                                14,250          14,254
Banesto Delaware
   8.250% due 07/28/2002                                28,900          29,377
Bank of America Corp.
   6.730% due 02/26/2001 (d)                             3,000           3,001
   6.680% due 03/05/2001 (d)                            44,000          43,992
   9.500% due 04/01/2001                                   235             238
   6.750% due 02/20/2002 (d)                            35,180          35,153
   8.130% due 06/15/2002                                   350             357
   7.750% due 07/15/2002                                   360             365
   7.200% due 09/15/2002                                 1,000           1,005
   7.500% due 10/15/2002                                 1,200           1,214
   6.850% due 03/01/2003                                    65              65
   6.880% due 06/01/2003                                   100             100
   6.380% due 05/15/2005                                 1,000             971
   7.880% due 05/16/2005                                   600             621
   8.380% due 05/01/2007                                     1               1
   9.380% due 09/15/2009                                12,950          14,301
   7.800% due 02/15/2010                                84,000          86,597
   8.570% due 11/15/2024                                   125             134
Bank of Tokyo - Mitsubishi
   8.400% due 04/15/2010                               112,200         114,369
Bank One Corp.
   6.790% due 04/19/2001 (d)                             2,000           2,003
   6.730% due 09/04/2001 (d)                            14,000          14,005
BankBoston Corp.
   6.130% due 03/15/2002                                12,500          12,358
   6.880% due 07/14/2003 (d)                            30,000          29,933
Bankers Trust Corp.
   9.400% due 03/01/2001                                   385             389
   6.750% due 10/03/2001                                   500             499
   7.500% due 01/15/2002                                   250             252
   8.130% due 05/15/2002                                   300             305
   7.130% due 07/31/2002                                   150             150
   6.790% due 05/11/2003 (d)                            82,800          82,787
   6.000% due 10/15/2008                                   500             448
   8.090% due 12/01/2026                                   275             251
Banponce Financial Corp.
   6.460% due 11/13/2001                                13,000          12,931
Barclays Bank PLC
   8.550% due 09/29/2049                                15,000          15,100
Bayerische Landesbank NY
   6.200% due 02/09/2006                                   250             240
Bear Stearns Co., Inc.
   9.380% due 06/01/2001                                   125             127
   6.900% due 01/28/2002 (d)                            11,250          11,241
   7.040% due 04/05/2002 (d)                            25,000          25,074
   6.960% due 05/07/2002 (d)                             4,300           4,299
   7.090% due 08/01/2002 (d)                            53,600          53,711
   7.010% due 12/16/2002 (d)                            48,900          48,955
   6.130% due 02/01/2003                                    25              25
   7.130% due 03/28/2003 (d)                            65,800          65,801
   6.750% due 04/15/2003                                   105             104
   7.030% due 05/06/2003 (d)                            13,000          13,060
   7.010% due 05/16/2003 (d)                            40,700          40,895
   6.870% due 07/22/2003 (d)                            19,000          19,078
   6.150% due 03/02/2004                                   150             145
   8.750% due 03/15/2004                                    75              79
   7.100% due 06/01/2004 (d)                             9,265           9,329
   6.630% due 10/01/2004                                   250             245
   7.360% due 11/30/2004 (d)                               400             401
   7.040% due 03/18/2005 (d)                            37,000          37,081
   6.250% due 07/15/2005                                25,000          23,968
   6.750% due 12/15/2007                                 2,000           1,911
Beaver Valley Funding Corp.
   8.250% due 06/01/2003                                   405             401
Beneficial Corp.
   6.390% due 01/09/2001 (d)                            16,000          16,001
   6.770% due 01/09/2002 (d)                               500             502
   6.870% due 03/01/2002 (d)                            50,000          50,078
   8.000% due 06/18/2002                                   400             406
   6.030% due 01/14/2003                                   320             313

                                                       See accompanying notes 75

Total Return Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)

Bombardier Capital, Inc.
   6.000% due 01/15/2002                           $    28,000     $    27,551
   7.300% due 12/15/2002                                 9,000           8,950
   7.210% due 06/09/2032 (d)                            16,150          16,008
BTM Holdings
   7.160% due 09/29/2049 (d)                             6,000           6,000
Caithness Coso Fund Corp.
   6.800% due 12/15/2001                                 9,441           9,348
Case Credit Corp.
   5.850% due 02/20/2001 (d)                             1,600           1,592
Caterpillar Financial Service Corp.
   6.890% due 02/11/2002 (d)                               700             701
   6.930% due 11/04/2002 (d)                             1,000           1,001
   6.910% due 12/27/2002 (d)                            25,000          24,990
Chase Manhattan Corp.
   8.500% due 02/15/2002                                   200             204
   5.750% due 04/15/2004                                   150             144
Chemical Banking Corp.
   6.130% due 11/01/2008                                   400             367
Chrysler Financial Co. LLC
   5.860% due 01/16/2001                                   500             498
   6.650% due 06/11/2001 (d)                            21,400          21,411
   5.690% due 11/15/2001                                   650             642
   5.400% due 01/15/2002                                15,750          15,428
   6.950% due 03/25/2002                                    50              50
   6.750% due 07/17/2002 (d)                            20,000          20,012
   6.760% due 08/08/2002 (d)                            37,000          37,049
   6.800% due 02/03/2003 (d)                            35,000          34,985
   6.790% due 03/06/2003 (d)                            25,000          25,211
   6.780% due 03/10/2003 (d)                            10,000          10,084
   6.740% due 06/18/2003                                35,000          34,990
Chubb Capital Corp.
   6.880% due 02/01/2003                                   100             100
Cincinnati Financial Corp.
   6.900% due 05/15/2028                               111,870          97,327
CIT Group, Inc.
   6.200% due 10/20/2000                                   525             525
   6.810% due 09/13/2002 (d)                             1,900           1,900
   7.110% due 10/01/2002 (d)                               600             602
   7.380% due 03/15/2003                                   500             504
CIT Holdings LLC
   6.880% due 02/16/2005                                 7,500           7,412
Citigroup, Inc.
   6.820% due 05/24/2001 (d)                           139,000         139,093
   6.710% due 09/17/2001 (d)                                65              65
   6.710% due 06/27/2002 (d)                            11,450          11,431
   6.380% due 09/15/2002                                   115             114
   6.810% due 11/12/2002 (d)                            30,000          29,992
   8.000% due 02/01/2003                                   250             255
   5.800% due 03/15/2004                                   200             194
   6.500% due 08/01/2004                                   400             393
   7.750% due 06/15/2006                                15,655          16,138
Comerica, Inc.
   7.250% due 06/15/2007                                   200             198
Commercial Credit Co.
   5.550% due 02/15/2001                                 1,300           1,294
   8.250% due 11/01/2001                                 2,500           2,536
   6.880% due 05/01/2002                                   335             335
   7.750% due 03/01/2005                                   550             564
Countrywide Home Loans
   6.250% due 04/15/2009                                   600             547
Credit Asset Receivable
   6.270% due 10/31/2003                                38,322          37,814
DaimlerChrysler Financial Services LLC
   6.790% due 02/10/2003 (d)                             2,000           2,000
DBS Group Holdings Ltd.
   7.880% due 08/10/2009                                 6,000           6,037
Deutsche Bank Capital Trust I
   7.870% due 12/29/2049                                 5,875           5,606
Deutsche Bank Financial
   7.500% due 04/25/2009                                 3,000           3,009
Dillard Investment Co., Inc.
   9.250% due 02/01/2001                                   300             302
Donaldson, Lufkin & Jenrette, Inc.
   6.910% due 09/18/2002 (d)                            13,600          13,602
   6.170% due 07/15/2003                                20,000          19,543
   5.630% due 02/15/2016                                 5,000           4,924
Dow Capital BV
   7.130% due 01/15/2003                                   100             100
Dresdner Bank-New York
   6.630% due 09/15/2005                                 1,000             975
Dresdner Funding Trust I
   8.150% due 06/30/2031                                36,805          33,004
Duke Capital Corp.
   7.250% due 10/01/2004                                19,000          19,139
Edison Funding
   6.950% due 12/19/2000                                 7,000           6,999
Export-Import Bank Korea
   7.250% due 06/25/2001                                 2,600           2,589
   7.130% due 09/20/2001                                12,370          12,257
   6.500% due 02/10/2002                                14,691          14,493
   6.500% due 11/15/2006                                 6,445           6,277
   7.100% due 03/15/2007                                15,250          15,153
Exxon Capital Corp.
   7.450% due 12/15/2001                                   250             252
   6.130% due 09/08/2008                                 2,000           1,911
Farmers Insurance
   8.630% due 05/01/2024                                   275             271
Finova Capital Corp.
   5.880% due 10/15/2001                                 1,000             845
   7.340% due 11/08/2002 (d)                            51,350          41,760
   7.190% due 04/08/2003 (d)                               300             256
   6.910% due 06/18/2003 (d)                            32,300          28,263
   6.330% due 11/24/2003                                 1,300             979
First Chicago Corp.
   9.250% due 11/15/2001                                   250             256
   6.740% due 03/11/2002 (d)                            10,000          10,023
   6.840% due 07/28/2003 (d)                                50              50
First Interstate Bancorp
  10.880% due 04/15/2001                                   200             204
   8.880% due 01/01/2009 (l)                               152             155
First National Bank Chicago
   8.080% due 01/05/2018                                   250             262
First Security Corp.
   5.880% due 11/01/2003                                 9,325           9,033
First Union Corp.
   8.130% due 06/24/2002                                   150             152
   7.100% due 08/15/2004                                 3,000           2,987
   7.700% due 02/15/2005                                 4,000           4,080
   6.380% due 01/15/2009                                   500             461
Firstar Bank NA
   7.800% due 07/05/2010                                35,900          36,548
Fleet Financial Group, Inc.
   9.900% due 06/15/2001                                   200             204
Ford Capital BV
   9.500% due 06/01/2010                                   200             221
Ford Motor Credit Corp.
   6.380% due 10/06/2000                                 1,300           1,300
   6.250% due 11/08/2000                                   750             750
   7.020% due 06/07/2001                                 1,000           1,001
   6.810% due 09/03/2001 (d)                            27,000          27,039
   7.000% due 09/25/2001                                 1,125           1,127
   6.850% due 10/15/2001 (d)                            13,000          13,012
   6.840% due 11/16/2001 (d)                            76,800          76,868
   8.240% due 01/15/2002                                    85              86
   6.860% due 01/17/2002 (d)                            53,945          53,762
   8.200% due 02/15/2002                                   500             508
   6.500% due 02/28/2002                                 1,710           1,702
   6.810% due 03/19/2002 (d)                            28,208          28,329
   6.870% due 04/29/2002 (d)                            33,000          33,033
   6.900% due 05/21/2002 (d)                             4,000           4,004
   6.880% due 05/23/2002                                14,000          14,001
   6.820% due 06/04/2002 (d)                            12,000          12,002
   6.990% due 07/16/2002 (d)                           111,680         111,920
   6.910% due 08/01/2002 (d)                            36,000          36,002
   6.550% due 09/10/2002                                 4,000           3,979

76 See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)

   6.880% due 10/15/2002 (d)                       $    14,000     $    13,993
   7.750% due 11/15/2002                                 5,730           5,824
   6.820% due 12/16/2002 (d)                            56,000          55,859
   6.000% due 01/14/2003                                 1,000             978
   7.500% due 01/15/2003                                   250             252
   6.860% due 02/03/2003 (d)                            30,000          29,925
   6.780% due 02/13/2003 (d)                           100,000         100,041
   6.810% due 02/13/2003 (d)                           250,185         249,875
   6.850% due 03/17/2003 (d)                            21,000          20,973
   6.130% due 04/28/2003                                26,130          25,566
   6.940% due 06/02/2003 (d)                            38,100          38,142
   6.950% due 06/20/2003 (d)                            10,000          10,007
   6.630% due 06/30/2003                                   775             766
   6.950% due 11/24/2003 (d)                            32,000          31,989
   5.750% due 02/23/2004                                 1,620           1,547
   6.960% due 04/26/2004 (d)                            53,000          52,926
   6.890% due 05/21/2004 (d)                            22,200          22,102
   6.870% due 06/02/2004 (d)                             1,500           1,492
   6.700% due 07/16/2004                                92,905          91,080
   7.080% due 07/19/2004 (d)                           174,500         174,656
   8.250% due 02/23/2005                                 2,500           2,592
   7.500% due 03/15/2005                                17,000          17,107
   6.900% due 04/28/2005 (d)                            58,000          57,841
   7.230% due 06/30/2005 (d)                            65,000          65,025
   7.170% due 07/18/2005 (d)                           182,100         182,418
   6.780% due 08/27/2006 (d)                            27,500          27,503
   7.200% due 06/15/2007                                    25              25
   5.800% due 01/12/2009                                   155             138
Fuji Bank Ltd.
   9.870% due 12/31/2049 (d)                            25,475          24,953
General Electric Capital Corp.
   8.380% due 03/01/2001                                 1,415           1,423
   6.020% due 05/04/2001                                 1,000             996
   5.500% due 11/01/2001                                    50              49
   5.650% due 03/31/2003                                   125             122
   6.210% due 12/09/2005                                   400             391
   7.880% due 12/01/2006                                    30              32
   8.300% due 09/20/2009                                 1,125           1,198
General Motors Acceptance Corp.
   5.800% due 04/09/2001                                 8,340           8,302
   6.800% due 04/17/2001                                 4,800           4,800
   5.950% due 04/20/2001                                22,150          22,059
   6.700% due 04/30/2001                                 3,000           2,999
   7.130% due 05/01/2001                                44,395          44,461
   6.750% due 06/05/2001                                   880             880
   6.880% due 07/15/2001                                 1,000           1,000
   6.760% due 10/22/2001 (d)                            25,700          25,685
   7.070% due 11/26/2001 (d)                            19,000          19,119
   6.380% due 12/01/2001                                   765             762
   6.760% due 12/10/2001 (d)                             2,200           2,200
   9.630% due 12/15/2001                                 5,650           5,824
   7.040% due 12/17/2001 (d)                            13,000          13,084
   6.840% due 01/08/2002 (d)                             3,000           3,011
   6.630% due 01/10/2002                                   500             497
   6.810% due 01/28/2002 (d)                            13,000          13,007
   6.800% due 02/01/2002 (d)                            36,700          36,724
   6.750% due 02/07/2002                                 1,590           1,587
   6.840% due 03/15/2002 (d)                            10,215          10,268
   7.750% due 03/25/2002                                   125             127
   6.840% due 04/29/2002 (d)                           221,144         221,840
   7.000% due 09/15/2002                                   250             251
   6.630% due 10/01/2002                                 5,000           4,968
   6.570% due 10/07/2002 (d)                             1,100           1,101
   6.780% due 11/12/2002 (d)                            10,200          10,198
   6.880% due 11/12/2002 (d)                            22,995          23,022
   6.860% due 12/09/2002 (d)                            64,050          64,114
   6.750% due 12/10/2002                                   500             499
   6.200% due 12/15/2002                                   500             493
   5.480% due 12/16/2002                                   150             146
   6.000% due 01/15/2003                                   990             971
   5.880% due 01/22/2003                                75,500          73,769
   6.840% due 02/14/2003 (d)                            10,000           9,986
   6.750% due 03/15/2003                                40,125          39,928
   7.130% due 05/01/2003                                36,000          36,171
   7.400% due 07/20/2003 (d)                             9,577           9,569
   6.790% due 08/18/2003 (d)                           102,940         102,690
   5.550% due 09/15/2003                                32,000          30,830
   6.630% due 10/20/2003                                 2,000           1,982
   5.750% due 11/10/2003                                 1,000             965
   7.020% due 04/05/2004 (d)                            27,900          27,861
   6.930% due 05/28/2004 (d)                            73,000          73,801
   6.850% due 06/17/2004                                 1,200           1,190
   7.090% due 07/21/2004 (d)                            10,000          10,009
   7.360% due 09/20/2004 (d)                            20,058          20,040
   6.650% due 11/17/2005                                   500             489
   6.150% due 04/05/2007                                   150             140
   8.950% due 07/02/2009                                19,971          20,803
Gold Eagle Capital Ltd.
  12.130% due 04/15/2001                                46,300          46,300
Golden State Holdings
   2.280% due 01/01/2000                                    15             346
   6.750% due 08/01/2001                                 1,950           1,920
Goldman Sachs Group
   6.200% due 12/15/2000                                 6,500           6,489
   6.710% due 01/12/2001 (d)                            25,000          25,041
   6.900% due 01/25/2001 (d)                            27,400          27,416
   6.920% due 02/20/2001 (d)                             3,000           3,004
   7.000% due 04/16/2001 (d)                            18,000          17,999
   6.920% due 12/07/2001 (d)                            25,000          25,057
   7.090% due 02/18/2002 (d)                             2,300           2,315
   7.060% due 01/16/2003 (d)                            15,000          15,097
   6.960% due 01/17/2003 (d)                           147,500         147,700
   7.070% due 05/23/2003 (d)                            75,000          75,074
   6.930% due 02/10/2004 (d)                            10,000           9,847
   7.220% due 02/19/2004 (d)                            10,000          10,153
   6.920% due 06/02/2004 (d)                            15,000          14,743
   6.630% due 12/01/2004                                   275             270
   7.630% due 08/17/2005                                40,000          40,841
   7.390% due 02/09/2009 (d)                            10,000          10,432
   6.500% due 02/25/2009                                   140             130
GS Escrow Corp.
   7.710% due 08/01/2003 (d)                               500             485
Hansol Paper Co. Ltd.
   8.940% due 05/24/2001 (d)                            20,000          20,200
Hartford Life, Inc.
   6.900% due 06/15/2004                                   600             595
Heller Financial, Inc.
   6.250% due 03/01/2001                                25,000          24,943
   6.920% due 06/25/2001 (d)                            76,050          76,106
   5.750% due 09/25/2001                                 1,400           1,380
   7.070% due 10/22/2001 (d)                            19,200          19,240
   6.500% due 11/01/2001                                   250             249
   7.590% due 11/09/2001 (d)                             2,500           2,517
   6.890% due 04/26/2002 (d)                            12,000          11,988
   6.850% due 05/07/2002 (d)                             2,000           1,998
   6.850% due 05/13/2002 (d)                            10,000           9,988
   7.000% due 05/15/2002                                   900             897
   7.120% due 07/24/2002 (d)                            16,200          16,223
   6.940% due 04/28/2003 (d)                            26,000          25,911
   6.970% due 04/28/2003 (d)                            55,750          55,509
Hertz Corp.
   7.000% due 07/15/2003                                13,300          13,155
Home Savings of America
   6.000% due 11/01/2000                                14,175          14,161
Household Bank
   6.820% due 09/26/2001 (d)                             9,000           8,999
   6.910% due 10/22/2003 (d)                            15,000          14,952
Household Capital Trust
   7.010% due 06/26/2004 (d)                            13,925          13,302
Household Finance Corp.
   6.780% due 06/22/2001 (d)                             3,000           3,004
   6.860% due 08/01/2001 (d)                             1,500           1,501
   6.860% due 11/01/2001 (d)                             3,000           3,000
   6.840% due 05/07/2002 (d)                            40,850          40,983
   6.890% due 05/24/2002 (d)                           113,800         113,894
   7.080% due 06/03/2002                                15,000          15,013
   5.880% due 11/01/2002                                   200             196
   6.910% due 06/24/2003                                35,000          35,022
   6.920% due 06/24/2003 (d)                            31,000          31,027
   7.000% due 08/01/2003                                20,000          19,943
   6.500% due 11/15/2008                                 2,000           1,878

                                                       See accompanying notes 77

Total Return Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)

Household Netherlands BV
   6.130% due 03/01/2003                           $    18,100     $    17,646
HSBC Capital Funding LP
  10.180% due 12/29/2049                                10,000          11,086
  10.180% due 12/31/2049                               106,400         112,685
HypoVereinsbank
   8.740% due 06/30/2031                                12,400          11,831
Industrial Bank of Korea
   7.100% due 10/15/2001                                 3,290           3,224
Inter-American Development Bank
   8.880% due 06/01/2009                                   200             227
   7.380% due 01/15/2010                                 4,200           4,374
International Bank for Reconstruction &
Development
   7.000% due 01/27/2005                                 1,000           1,018
International Lease Finance Corp.
   5.780% due 03/01/2001                                   500             498
   5.930% due 07/15/2003                                14,000          13,613
J.P. Morgan & Co.
   5.750% due 02/25/2004                                22,800          21,969
   6.700% due 11/01/2007                                    30              29
   6.000% due 01/15/2009                                37,000          34,095
   8.080% due 02/15/2012                                   600             519
JET Equipment Trust
  10.000% due 06/15/2012                                    80              88
  10.690% due 05/01/2015                                   100             117
John Hancock
   7.380% due 02/15/2024                                   360             333
KBC Bank Fund Trust III
   9.860% due 11/29/2049 (d)                             5,700           5,965
Key Bank NA
   7.550% due 09/15/2006                                   350             354
Kimco Realty Corp.
   6.500% due 10/01/2003                                   200             195
Korea Development Bank
   7.680% due 10/06/2000 (d)                             5,000           5,000
   6.510% due 10/20/2000                                11,000          10,976
   7.130% due 09/17/2001                                10,055          10,041
   8.600% due 03/25/2002                                 6,600           6,723
   6.500% due 11/15/2002                                   440             431
   7.130% due 04/22/2004                                19,125          18,771
   7.380% due 09/17/2004                                16,500          16,264
   6.750% due 12/01/2005                                    55              52
   7.250% due 05/15/2006                                    50              48
LB Rheinland - PFALZ
   5.000% due 02/23/2028                                 3,400           3,230
Lehman Brothers Holdings, Inc.
   9.880% due 10/15/2000                                   150             150
   7.250% due 12/01/2000 (d)                               500             500
   6.130% due 02/01/2001                                 2,000           1,994
   6.000% due 02/26/2001                                   700             698
   7.370% due 07/03/2001 (d)                            10,000          10,036
   7.680% due 04/02/2002 (d)                            64,750          65,327
   6.380% due 05/07/2002                                28,695          28,481
   7.410% due 05/07/2002 (d)                            42,100          42,363
   8.750% due 05/15/2002                                   219             225
   6.610% due 07/08/2002 (d)                           101,600         101,691
   7.530% due 07/15/2002 (d)                            43,051          43,408
   7.000% due 08/12/2002 (d)                             6,500           6,499
   7.450% due 08/28/2002 (d)                             6,500           6,508
   6.970% due 09/03/2002 (d)                            14,000          13,991
   7.210% due 12/12/2002 (d)                            57,900          58,152
   7.170% due 04/04/2003 (d)                           134,300         134,342
   7.000% due 05/15/2003                                   150             150
   7.020% due 08/03/2003 (d)                             1,500           1,485
   6.630% due 04/01/2004                                    65              64
   7.750% due 01/15/2005                                   150             153
   7.630% due 06/01/2006                                   350             352
   8.500% due 05/01/2007                                 1,475           1,548
LG&E Capital Corp.
   6.210% due 05/01/2004                                 1,000             973
   6.460% due 01/15/2008                                 3,000           2,856
Liberty Mutual Insurance
   8.200% due 05/04/2007                                17,510          17,252
Limestone Electron Trust
   8.630% due 03/15/2003                                71,350          72,720
Marine Midland
   6.750% due 12/12/2000 (d)                             3,700           3,699
MBNA America Bank NA
   6.970% due 04/25/2002 (d)                             1,000             998
MBNA Corp.
   6.990% due 05/24/2002                                 1,000           1,000
   7.130% due 09/10/2002 (d)                             5,000           5,024
   7.040% due 12/10/2002                                 4,100           4,044
MCN Investment Corp.
   6.030% due 02/01/2001                                 6,850           6,813
   7.120% due 01/16/2004                                 7,500           7,290
   6.300% due 04/02/2011                                 7,500           7,448
Merrill Lynch & Co.
   6.830% due 10/03/2000 (d)                             2,000           2,000
   6.430% due 12/05/2000 (d)                            89,000          89,009
   6.000% due 03/01/2001                                 1,325           1,320
   6.500% due 04/01/2001                                   400             399
   6.750% due 04/30/2001                                 2,775           2,773
   6.820% due 05/08/2001 (d)                            54,900          54,918
   6.880% due 05/30/2001 (d)                             3,800           3,806
   6.790% due 11/01/2001 (d)                            35,000          35,035
   6.770% due 11/09/2001 (d)                            16,000          16,001
   6.830% due 01/15/2002 (d)                            17,000          16,995
   7.090% due 02/01/2002 (d)                            33,000          33,111
   8.000% due 02/01/2002                                   400             406
   7.380% due 08/17/2002                                   300             303
   8.300% due 11/01/2002                                   700             720
   6.000% due 02/12/2003                                   500             491
   6.880% due 03/01/2003                                   140             140
   6.810% due 06/24/2003 (d)                            27,000          26,920
   6.990% due 08/01/2003 (d)                               800             800
   6.920% due 10/01/2003 (d)                            18,500          18,497
   5.880% due 01/15/2004                                   600             580
   6.550% due 08/01/2004                                   400             395
   7.000% due 03/15/2006                                 1,500           1,488
   7.000% due 04/27/2008                                   100              98
   6.380% due 10/15/2008                                35,000          32,955
Merrill Lynch Mortgage Investors, Inc.
   5.650% due 12/15/2030                                   441             424
Metropolitan Life Insurance Co.
   6.300% due 11/01/2003                                 6,800           6,648
Mexico Credit Link
  11.380% due 02/22/2002 (d)                            29,500          30,760
  11.800% due 02/25/2002                                 2,000           2,119
MFN Financial Corp.
   6.980% due 09/13/2001 (d)                            10,300          10,305
MIC Financing Trust
   8.380% due 02/01/2027                                36,000          31,063
Monumental Global Funding II
   6.910% due 09/26/2003 (d)                            58,500          58,500
Morgan Stanley, Dean Witter, Discover and Co.
   5.750% due 02/15/2001                                   400             399
   6.700% due 05/01/2001                                   600             600
   9.380% due 06/15/2001                                   300             305
   6.840% due 12/17/2001 (d)                             5,000           5,006
   6.840% due 01/28/2002 (d)                            35,700          35,762
   6.880% due 04/15/2002 (d)                               300             300
   6.890% due 02/21/2003 (d)                            25,000          25,046
   6.850% due 03/11/2003 (d)                            11,500          11,484
   6.910% due 05/05/2003 (d)                            23,000          23,041
   6.960% due 08/07/2003 (d)                           140,800         140,900
   6.380% due 12/15/2003                                   150             148
   5.630% due 01/20/2004                                 1,100           1,058
   6.990% due 04/22/2004 (d)                            68,500          68,577
Nacional Financiera
  10.560% due 12/01/2000 (d)                            10,760          10,712
National Westminster Bank PLC
   9.380% due 11/15/2003                                   200             213

78 See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)

NationsBank Corp.
   6.750% due 02/26/2001                           $       500     $       499
   7.000% due 09/15/2001                                 1,500           1,503
   6.810% due 06/17/2002 (d)                            10,000          10,003
   6.130% due 07/15/2004                                   600             582
NCNB Corp.
   7.750% due 08/01/2002                                   896             896
Noble Affiliates, Inc.
   8.950% due 12/15/2004                                11,500          11,525
Nordbanken
   7.250% due 11/12/2009                                21,250          21,086
Nordstrom Credit, Inc.
   7.250% due 04/30/2002                                 1,000           1,006
Northern Rock PLC
   2.000% due 01/01/2000                                 1,060          20,670
Norwest Financial, Inc.
   6.380% due 07/16/2002                                   500             497
   6.250% due 11/01/2002                                   100              99
   7.000% due 01/15/2003                                   380             382
   6.000% due 02/01/2004                                    50              49
Okobank
   7.040% due 05/23/2006 (d)                            10,000          10,018
Old Kent Bank
   7.750% due 08/15/2010                                 6,500           6,512
Orix Credit Alliance
   7.640% due 09/17/2001                                13,000          13,077
Osprey Trust
   8.310% due 01/15/2003                                75,475          76,418
Pacific Mutual Life
   7.900% due 12/30/2023                                 8,000           7,841
PaineWebber
   7.030% due 05/20/2002 (d)                             1,000             999
   7.290% due 07/15/2002 (d)                               200             200
Parker Retirement Savings Plan
   6.340% due 07/15/2008                                   841             791
PDVSA Finance Ltd.
   7.400% due 08/15/2016                                 1,200             971
Pemex Finance Limited
   6.130% due 11/15/2003                                20,222          19,864
PNC Bank Corp.
   6.720% due 01/24/2002 (d)                            49,000          49,031
   6.680% due 08/15/2002 (d)                             5,000           5,005
PNC Funding Corp.
   6.880% due 03/01/2003                                   100             100
   7.000% due 09/01/2004                                15,000          14,889
PNC Institutional Capital
Association
   7.950% due 12/15/2026                                   150             135
Popular North American, Inc.
   7.380% due 09/15/2001                                25,000          25,120
Popular, Inc.
   6.550% due 10/10/2000                                 2,485           2,485
   6.200% due 04/30/2001                                 3,336           3,325
   6.540% due 11/06/2001                                18,705          18,625
   6.630% due 01/15/2004                                19,500          18,949
Prime Property Funding II
   7.000% due 08/15/2004                                   110             107
Protective Life Funding Trust
   7.090% due 01/17/2003 (d)                             2,000           1,997
Prudential Funding Corp.
   6.420% due 10/02/2000 (d)                            20,000          20,004
   6.630% due 04/01/2009                                17,000          15,484
PSE&G Capital Corp.
   6.740% due 10/23/2001                                 1,400           1,398
Qwest Capital Funding, Inc.
   6.880% due 08/15/2001                                43,200          43,165
   7.200% due 07/08/2002 (d)                               500             500
Reliance Group Holdings
   9.000% due 11/15/2000 (m)                            19,000           6,460
   9.750% due 11/15/2003 (m)                            10,000           1,163
Reliant Energy Financial Co.
   7.660% due 12/10/2001 (d)                            53,100          52,989
Royal Bank of Scotland PLC
   6.400% due 04/01/2009                                15,000          13,983
   8.820% due 03/31/2049                                38,600          40,300
   9.120% due 03/31/2049                                66,400          69,856
Safeco Corp.
   7.260% due 08/12/2002                                   500             505
Sakura Capital Funding
   7.320% due 08/29/2049                                20,000          19,244
   7.560% due 09/29/2049 (d)                            59,000          57,230
Salomon, Inc.
   6.630% due 11/30/2000                                   500             500
   6.650% due 07/15/2001                                   600             598
   7.000% due 03/04/2002                                18,850          18,894
   6.750% due 02/15/2003                                   450             449
Salomon, Smith Barney Holdings
   5.980% due 03/26/2001                                   250             249
   3.650% due 02/14/2002 (d)(j)                         29,708          29,357
   6.930% due 04/15/2002 (d)                            35,090          35,100
   6.860% due 05/14/2002 (d)                            34,515          34,514
   7.020% due 07/23/2002 (d)                            53,400          53,319
   6.130% due 01/15/2003                                   290             285
   6.910% due 02/11/2003 (d)                            44,200          44,236
   6.960% due 04/28/2003 (d)                            34,000          34,014
   7.060% due 07/18/2003 (d)                            55,800          55,897
Sanwa Finance Aruba AEC
   8.350% due 07/15/2009                                94,740          94,604
Sears Roebuck Acceptance
   6.800% due 05/07/2001                                   500             500
   6.790% due 05/21/2001                                   500             500
   7.190% due 06/18/2001                                 3,880           3,891
   7.110% due 06/19/2001                                 1,000           1,002
   9.400% due 08/02/2001                                   250             255
   6.860% due 08/06/2001                                   400             400
   6.710% due 08/13/2001                                    80              80
   6.360% due 12/04/2001                                   290             289
   6.120% due 12/13/2001                                   260             257
   8.390% due 02/14/2002                                   240             244
   6.950% due 05/15/2002                                   300             299
   6.000% due 03/20/2003                               149,750         145,584
   7.260% due 04/21/2003                                 3,000           3,002
   7.140% due 05/02/2003                                 5,000           4,988
   6.560% due 11/20/2003                                 1,178           1,152
   6.250% due 01/15/2004                                   300             291
   6.750% due 09/15/2005                                   785             763
   6.700% due 11/15/2006                                   500             480
Security Pacific Corp.
  11.500% due 11/15/2000                                 4,000           4,019
  11.000% due 03/01/2001                                   135             137
Seismic Ltd.
  11.270% due 01/01/2002 (d)                            32,500          32,500
Simon Property Group, Inc.
   9.000% due 03/15/2002                                 2,000           2,027
Socgen Real Estate LLC
   7.640% due 12/29/2049                                 3,000           2,803
Societe Generale
   7.400% due 06/01/2006                                 1,500           1,503
Sovereign Bancorp, Inc.
   6.630% due 03/15/2001                                13,500          13,357
Spieker Properties
   6.800% due 12/15/2001                                 5,500           5,456
   6.800% due 05/01/2004                                 1,000             977
Steers
   10.460% due 08/07/2002 (d)                           20,000          20,114
Sumitomo Bank International Finance NV
   8.500% due 06/15/2009                                 6,600           6,747
Sumitomo Bank Treasury Co.
   9.400% due 12/29/2049 (d)                            21,050          20,713
Sun Life of Canada (U.S.)
   8.530% due 05/29/2049                                   250             225
Telewest Credit Links
   8.500% due 04/16/2004                                30,000          28,878
Textron Financial Corp.
   7.030% due 05/28/2002 (d)                            41,900          41,849
   7.030% due 09/17/2002 (d)                             2,000           2,003
The Money Store, Inc.
   8.050% due 04/15/2002                                   300             304
   7.300% due 12/01/2002                                   100             101

                                                       See accompanying notes 79

Total Return Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
Tokai Capital Corp.
   9.980% due 12/29/2049 (d)                       $    18,050     $    17,286
Toyota Motor Credit Corp.
   7.320% due 02/15/2002 (d)                            40,000          39,319
Transamerica Finance Corp.
   6.910% due 09/17/2001 (d)                            10,000          10,001
   6.130% due 11/01/2001                                29,000          28,757
   6.910% due 12/14/2001 (d)                            40,700          40,744
   7.250% due 08/15/2002                                85,500          85,695
   7.500% due 03/15/2004                                   270             271
   6.750% due 11/15/2006                                   650             637
Travelers Group, Inc.
   7.200% due 02/01/2004                                38,480          38,677
U.S. Bancorp
   6.750% due 01/16/2002 (d)                            49,000          49,015
   6.940% due 02/03/2003 (d)                            18,100          18,111
   6.500% due 06/15/2004                                   600             588
Wachovia Corp.
   7.260% due 05/02/2005 (d)                            53,100          53,047
Washington Mutual, Inc.
   8.210% due 02/01/2027                                   150             132
   8.380% due 06/01/2027                                   235             212
Wells Fargo & Co.
   5.630% due 02/05/2001                                   400             399
   8.750% due 05/01/2002                                   100             103
   6.630% due 07/15/2004                                 6,500           6,439
   7.220% due 05/02/2005 (d)                            67,700          67,678
   7.800% due 06/15/2010                                40,600          41,519
Westdeutsche Landesbank
   6.750% due 06/15/2005                                36,400          35,796
   6.050% due 01/15/2009                               123,100         112,682
                                                                   -----------
                                                                    $9,923,058
                                                                   ===========
Industrials 7.0%
Ahold Finance USA, Inc.
   6.880% due 05/01/2029                                   115              95
Akzo Nobel, Inc.
   6.000% due 11/15/2003                                32,000          30,896
Albertson's, Inc.
   8.350% due 05/01/2010                                 5,000           5,147
Allied Waste North America, Inc.
   7.380% due 01/01/2004                                18,925          17,695
Alpha Wind
  11.320% due 05/23/2001                                17,200          17,200
America West Airlines, Inc.
   6.870% due 07/02/2018                                 1,956           1,789
American Airlines
  10.610% due 03/04/2011                                 1,895           2,165
AMR Corp.
  10.610% due 01/11/2001                                 4,000           4,024
  10.570% due 01/15/2001                                 3,000           3,025
  10.590% due 01/31/2001                                 3,000           3,007
  10.000% due 02/01/2001                                 2,400           2,413
   9.400% due 05/08/2001                                 3,000           3,020
   9.430% due 05/10/2001                                 1,000           1,007
   9.500% due 05/15/2001                                 3,480           3,503
   9.130% due 10/25/2001                                 2,000           2,033
   8.470% due 02/20/2002                                 2,000           2,012
   8.500% due 02/26/2002                                 1,000           1,006
  10.210% due 01/01/2010                                 6,500           7,202
Anheuser-Busch Companies, Inc.
   6.750% due 08/01/2003                                   500             503
Arrow Electronics, Inc.
   7.440% due 11/24/2000 (d)                            13,200          13,197
Atlas Air, Inc.
   9.470% due 04/04/2003 (d)                            22,700          22,700
  10.470% due 10/04/2004 (d)                             3,000           3,000
Aventis SA
   8.620% due 01/05/2021                                   250             261
Baxter International, Inc.
   9.500% due 06/15/2008                                   200             221
Bayer Corp.
   6.500% due 10/01/2002                                   250             248
BOC Group PLC
   5.880% due 01/29/2001                                   250             249
Boeing Co.
   8.380% due 02/15/2001                                   900             904
   6.350% due 06/15/2003                                   750             744
Boise Cascade Co.
   7.150% due 05/15/2001                                10,000           9,988
BP Amoco PLC
   6.250% due 10/15/2004                                 1,000             991
Browning-Ferris Industries, Inc.
   6.100% due 01/15/2003                                 6,000           5,632
Cabot Corp.
   7.280% due 10/21/2027                                 5,160           4,383
Campbell Soup Co.
   4.750% due 10/01/2003                                   500             474
Cemex SA
   9.250% due 06/17/2002                                 5,000           5,100
   8.630% due 07/18/2003                                48,250          48,853
Century Communications Corp.
   0.000% due 03/15/2003                                10,515           8,044
CF Cable TV, Inc.
   9.130% due 07/15/2007                                 1,600           1,722
Champion International Corp.
   9.700% due 05/01/2001                                 4,000           4,046
Clear Channel Communications, Inc.
   7.210% due 06/15/2002 (d)                            20,000          20,047
Coastal Corp.
  10.380% due 10/01/2000                                 8,500           8,500
   7.290% due 03/01/2002 (d)                           145,350         145,350
Coca-Cola Co.
   6.380% due 08/01/2001                                   500             497
   7.880% due 02/01/2002                                   600             605
   6.000% due 07/15/2003                                   250             246
   5.750% due 11/01/2008                                   100              91
Colgate-Palmolive Co.
   6.000% due 08/15/2003                                    45              44
Columbia/HCA Healthcare
   8.020% due 08/05/2002                                 9,000           8,932
   8.130% due 08/04/2003                                 7,300           7,238
   6.910% due 06/15/2005                                 9,500           8,964
   6.630% due 07/15/2045                                10,000           9,747
   6.730% due 07/15/2045                                14,760          14,162
Comcast Cable Communications
   8.380% due 05/01/2007                                   145             151
Comdisco, Inc.
   6.130% due 08/01/2006                                   600             588
Conoco, Inc.
   6.350% due 04/15/2009                                 1,900           1,804
Continental Airlines
   6.410% due 04/15/2007                                   342             330
   6.800% due 07/02/2007                                    26              25
   6.950% due 02/02/2011                                24,520          23,708
   6.900% due 01/02/2018                                 1,511           1,429
Cox Communications, Inc.
   6.630% due 06/14/2002                                 7,250           7,174
   6.500% due 11/15/2002                                   200             198
   0.430% due 04/19/2020                                25,000          10,500
Cox Enterprises, Inc.
   8.000% due 02/15/2007                                 5,000           5,105
   7.610% due 05/01/2033 (d)                               500             500
Credit Lyon Capital
   2.380% due 01/01/2000                                 1,912          46,374
CSX Corporation
   7.260% due 06/24/2002 (d)                            25,100          25,102
DaimlerChrysler Holdings
   6.630% due 09/21/2001                                 1,000             995
   6.860% due 01/18/2002                                18,900          18,922
   7.750% due 05/27/2003                                20,000          20,342
   7.000% due 08/16/2004 (d)                            61,600          61,704
Dayton Hudson Corp.
  10.000% due 12/01/2000                                 1,000           1,004
Delphi Auto Systems Corp.
   6.130% due 05/01/2004                                20,000          19,103

80 See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
Delta Air Lines, Inc.
   6.650% due 03/15/2004                           $    13,500     $    12,809
  10.430% due 01/02/2011                                   850             969
  10.140% due 08/14/2012                                 1,000           1,144
   9.200% due 09/23/2014                                 6,000           6,083
  10.500% due 04/30/2016                                 4,550           4,994
Duty Free International, Inc.
   7.000% due 01/15/2004                                   175             169
Eastman Chemical Co.
   6.380% due 01/15/2004                                 5,750           5,535
Electric Lightwave, Inc.
   6.050% due 05/15/2004                                10,700          10,423
Eli Lilly & Co.
   8.130% due 12/01/2001                                   500             507
   6.250% due 03/15/2003                                   100              99
Embotelladora Arica SA
   9.880% due 03/15/2006                                 7,500           7,810
Enron Corp.
   7.110% due 09/10/2001 (d)                             7,000           7,001
   6.450% due 11/15/2001                                   275             273
   7.660% due 01/14/2002                                 5,000           5,040
   8.380% due 05/23/2005                                12,000          12,550
Federal Express Corp.
   6.850% due 01/15/2019                                   826             767
Ford Capital BV
   9.380% due 05/15/2001                                   300             304
Ford Motor Co.
   9.000% due 09/15/2001                                   880             893
   6.630% due 10/01/2028                               115,800          97,647
   7.450% due 07/16/2031                                10,000           9,325
Fortune Brands, Inc.
   8.500% due 10/01/2003                                   500             521
Fred Meyer, Inc.
   7.150% due 03/01/2003                                11,000          10,927
   7.380% due 03/01/2005                                38,100          37,726
   7.450% due 03/01/2008                                   300             291
General Foods Corp.
   6.000% due 06/15/2001                                   200             197
General Motors Acceptance Corp.
   6.250% due 05/01/2005                                   300             291
Gillette Co.
   6.250% due 08/15/2003                                   750             749
   5.750% due 10/15/2005                                 1,500           1,453
Grupo Elektra SA
  12.750% due 05/15/2001                                 1,000           1,035
Gulf Canada Resources Ltd.
   9.250% due 01/15/2004                                 7,250           7,366
Harrahs Operating Co., Inc.
   7.880% due 12/15/2005                                 5,000           4,825
Heinz (H.J.) Co.
   6.880% due 01/15/2003                                   100             101
Hertz Corp.
   6.000% due 02/01/2001                                    75              75
Hilton Hotels Corp.
   7.380% due 06/01/2002                                 1,000             992
Houghton Mifflin Co.
   5.990% due 12/03/2001                                 3,000           2,955
IBM Corp.
   7.250% due 11/01/2002                                   450             455
ICI Wilmington
   6.750% due 09/15/2002                                10,000           9,882
IMEXSA Export Trust
  10.130% due 05/31/2003                                 7,644           7,618
Imperial Tobacco
   7.130% due 04/01/2009                                21,785          19,906
Ingersoll-Rand Co.
   6.260% due 02/15/2001                                   295             294
International Game Technology
   7.880% due 05/15/2004                                24,500          24,071
International Paper Co.
   9.050% due 02/08/2001                                   100             100
   7.000% due 06/01/2001                                 2,000           1,994
ISP Holdings, Inc.
   9.750% due 02/15/2002                                 6,750           6,075
ITT Corp.
   6.250% due 11/15/2000                                   500             499
J Seagram & Sons
   5.790% due 04/15/2001                                 1,800           1,783
   6.250% due 12/15/2001                                 6,545           6,475
K Mart Corp.
   8.190% due 11/24/2003                                 5,000           4,675
Kellogg
   5.750% due 02/02/2001                                86,925          86,444
Kohls Corp.
   7.380% due 10/15/2011                                    15              14
Kroger Co.
   7.560% due 10/01/2010 (d)                            54,000          54,098
Limited, Inc.
   7.800% due 05/15/2002                                   500             504
Lockheed Martin Corp.
   6.850% due 05/15/2001                                30,315          30,205
Mallinckrodt, Inc.
   6.300% due 03/15/2011 (d)                            23,155          23,046
Mandalay Resort Group
   6.750% due 07/15/2003                                 4,500           4,230
Marlin Water Trust
   7.090% due 12/15/2001                                11,238          11,174
Mazda Manufacturing Corp.
  10.500% due 07/01/2008 (l)                             1,980           2,362
Mobil Corp.
   8.380% due 02/12/2001                                   340             341
Nabisco, Inc.
   6.000% due 02/15/2001 (d)                            11,990          11,900
   6.800% due 09/01/2001                                 3,000           2,962
   6.700% due 06/15/2002                                 9,000           8,811
   6.130% due 02/01/2033                                15,000          14,356
Nabors Industries, Inc.
   6.800% due 04/15/2004                                 9,250           9,150
News America Holdings Corp.
   8.630% due 02/01/2003                                   750             775
Norfolk Southern Corp.
   7.880% due 02/15/2004                                    50              51
Nortel Networks Corporation
   6.880% due 10/01/2002                                   200             199
Northwest Airlines, Inc.
   8.970% due 01/02/2015                                 1,636           1,659
   8.070% due 08/01/2021                                   400             411
Occidental Petroleum
   6.400% due 04/01/2003                                 7,710           7,520
   7.360% due 10/03/2008                                30,300          30,262
Park Place Entertainment Corp.
   7.950% due 08/01/2003                                18,500          18,523
Petroleos Mexicanos
   8.130% due 07/15/2005 (d)                           100,400         100,651
   8.850% due 09/15/2007                                 1,800           1,787
   9.380% due 12/02/2008                                14,650          15,090
   9.500% due 09/15/2027                                31,000          32,008
Philip Morris Cos., Inc.
   9.000% due 01/01/2001                                   300             301
   8.750% due 06/01/2001                                 5,515           5,550
   7.250% due 09/15/2001                                    70              70
   7.500% due 01/15/2002                                    50              50
   6.800% due 12/01/2003                                48,345          47,340
   7.000% due 07/15/2005                                 1,125           1,093
   6.950% due 06/01/2006                                 9,540           9,495
   7.200% due 02/01/2007                                34,000          32,649
Philips Petroleum Co.
   9.000% due 06/01/2001                                 2,000           2,016
Premium Asset Trust
   7.030% due 09/08/2007                                 5,000           4,988
Proctor & Gamble Co.
   5.250% due 09/15/2003                                35,600          34,205
Qwest Corp.
   7.200% due 11/01/2004                                   170             170

                                                       See accompanying notes 81

Total Return Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
Racers
   6.930% due 03/03/2003 (d)                       $   282,400     $   282,400
   6.210% due 04/01/2003                                20,000          19,956
   8.760% due 04/28/2003 (d)                            30,000          30,690
   6.800% due 09/15/2005 (d)                            15,000          14,967
Raytheon Co.
   7.310% due 03/01/2002 (d)                             8,650           8,668
Rogers Cantel, Inc.
   9.380% due 06/01/2008                                 2,750           2,860
Saferco
   9.590% due 05/31/2001 (l)                             3,000           3,052
Safeway, Inc.
   5.750% due 11/15/2000                                 3,150           3,144
   7.000% due 09/15/2002                                 1,125           1,124
   6.850% due 09/15/2004                                   250             247
Sara Lee Corp.
   6.300% due 11/07/2005                                   500             486
Scotia Pacific Co. LLC
   7.710% due 01/20/2014                                   305             200
SmithKline Beecham
   7.380% due 04/15/2005                                   150             153
Sprint Capital Corp.
   7.010% due 06/10/2002 (d)                             1,000           1,000
   7.010% due 06/24/2002 (d)                            50,000          50,020
Stone Container Corp.
  10.750% due 10/01/2002                                 2,500           2,547
TCI Communications, Inc.
   7.260% due 03/12/2001 (d)                            14,700          14,756
   6.380% due 05/01/2003                                 3,280           3,234
   8.000% due 08/01/2005                                   450             463
Telecommunications, Inc.
   8.250% due 01/15/2003                                43,125          44,627
Tenet Healthcare Corp.
   7.880% due 01/15/2003                                 5,000           4,988
   8.630% due 12/01/2003                                 1,200           1,209
Texaco Capital
   8.500% due 02/15/2003                                   700             727
   6.000% due 06/15/2005                                   400             388
Textron, Inc.
   6.750% due 09/15/2002                                   225             224
Time Warner, Inc.
   6.100% due 12/30/2001                                40,525          39,971
   7.980% due 08/15/2004                                19,770          20,324
Times Mirror Co.
   6.650% due 10/15/2001                                   300             299
TRW, Inc.
   6.630% due 06/01/2004                                 2,425           2,340
Tyco International Group SA
   7.370% due 03/05/2001 (d)                            15,000          15,016
   6.880% due 09/05/2002                                   675             674
   6.250% due 06/15/2003                                16,315          15,880
Union Pacific Corp.
   7.880% due 02/15/2002                                 8,000           8,052
   7.330% due 07/01/2002 (d)                            25,500          25,531
   6.930% due 06/01/2003                                 1,000             989
   6.000% due 09/01/2003                                 8,000           7,733
   6.120% due 02/01/2004                                   250             241
US Airways
   6.850% due 01/30/2018                                   145             130
USA Waste Services, Inc.
   6.130% due 07/15/2001                                23,500          23,030
UST, Inc.
   7.250% due 06/01/2009                                25,000          22,408
USX Corp.
   9.800% due 07/01/2001                                24,050          24,446
Wal-Mart Stores, Inc.
   8.630% due 04/01/2001                                 2,450           2,473
   6.150% due 08/10/2001                                   450             448
   6.750% due 05/24/2002                                   170             170
   6.500% due 06/01/2003                                   200             199
Walt Disney Co.
   6.380% due 03/30/2001                                 1,100           1,097
   5.130% due 12/15/2003                                   500             475
Waste Management, Inc.
   6.380% due 12/01/2003                                   200             189
   6.500% due 05/14/2004                                89,000          83,904
Williams Communications Group, Inc.
   7.180% due 11/15/2001                                10,500          10,507
WMX Technologies
   6.700% due 05/01/2001                                10,000           9,911
   7.000% due 10/15/2006                                   500             467
Xerox Corp.
   7.410% due 05/15/2001                                 1,000           1,003
Yorkshire Power
   6.150% due 02/25/2003                                17,000          16,360
                                                                   -----------
                                                                     2,478,510
                                                                   ===========
Utilities 6.1%
AEP Resources, Inc.
   6.500% due 12/01/2003                                20,000          19,507
Alabama Power Co.
   5.350% due 11/15/2003                                 1,600           1,528
Arizona Public Service
   7.400% due 11/15/2001 (d)                             1,000           1,000
Ashland, Inc.
   8.450% due 12/05/2001                                 3,000           3,056
   7.250% due 03/07/2003 (d)                               300             299
AT&T Corp.
   5.130% due 04/01/2001                                   600             595
   7.350% due 08/27/2001                                 7,200           7,212
   7.130% due 01/15/2002                                   275             276
   5.630% due 03/15/2004                                   350             335
   8.650% due 09/15/2004                                   625             655
   7.000% due 05/15/2005                                   200             199
   7.650% due 09/15/2006                                   140             141
   0.000% due 11/01/2007                                 1,000             877
Baltimore Gas & Electric
   6.130% due 07/01/2003                                   150             147
Bellsouth Telecom
   6.000% due 06/15/2002                                10,000           9,880
   7.500% due 06/15/2033                                   185             169
Calpine Corp.
   9.250% due 02/01/2004                                 4,150           4,155
   7.630% due 04/15/2006                                 1,800           1,756
CE Electric Funding Company
   6.850% due 12/30/2004                                   250             242
Central Maine Power Co.
   7.430% due 08/25/2003                                13,000          13,056
Central Power & Light Co.
   7.290% due 11/23/2001 (d)                            18,100          18,101
Chesapeake & Potomac Telephone
   5.630% due 03/01/2007                                   500             461
   8.000% due 10/15/2029                                 1,125           1,150
Cleveland Electric Illuminating Co.
   9.500% due 05/15/2005                                33,000          33,794
CMS Energy
   8.380% due 07/01/2003                                15,000          14,661
   8.000% due 07/01/2011                                 1,000             991
   7.000% due 01/15/2005                                30,000          27,636
Coastal Corp.
   8.130% due 09/15/2002                                   250             257
Columbus Southern Power Co.
   6.850% due 10/03/2005                                10,000           9,797
Commonwealth Edison
   6.720% due 06/15/2002 (d)                             1,000           1,000
   6.630% due 07/15/2003                                 1,000             987
   9.880% due 06/15/2020                                11,700          12,781
Connecticut Light & Power Co.
   7.880% due 06/01/2001                                   100             100
   7.750% due 06/01/2002                                 5,000           5,048
   8.590% due 06/05/2003                                27,000          26,646
Consolidated Edison
   6.630% due 02/01/2002                                   100             100
Consolidated Natural Gas Co.
   7.250% due 10/01/2004                                43,750          43,749

82 See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)

Constellation Energy Group, Inc.
   7.220% due 04/04/2003 (d)                       $    15,000     $    14,961
Deutsche Telekom AG
   7.750% due 06/15/2005                               134,400         137,718
Dominion Resources, Inc.
   7.030% due 01/26/2001 (d)                             1,600           1,601
   7.600% due 07/15/2003                                35,000          35,377
DTE Capital Corp.
   8.350% due 11/15/2038 (d)                            70,250          68,734
Duke Energy Corp.
   5.880% due 06/01/2001                                   375             373
   6.750% due 08/01/2025                                    25              21
East Coast Power LLC
   6.740% due 03/31/2008                                17,772          16,968
Edison Mission Energy
   7.330% due 06/15/2001 (d)                             1,000           1,000
El Paso Electric Co.
   9.400% due 05/01/2011                                 7,455           7,933
El Paso Energy Corp.
   6.630% due 07/15/2001                                12,000          11,917
El Paso Natural Gas Co.
   7.750% due 01/15/2002                                15,000          15,106
Entergy Arkansas, Inc.
   7.000% due 03/01/2002                                 1,580           1,575
   7.720% due 03/01/2003                                   200             202
Entergy Louisiana, Inc.
   8.500% due 06/01/2003                                 3,000           3,084
Entergy Mississippi, Inc.
   7.360% due 05/03/2004 (d)                            31,000          30,806
Georgia Power Co.
   6.670% due 02/22/2002 (d)                            15,000          14,990
GTE Corp.
   7.250% due 08/01/2002                                   150             151
   5.500% due 01/15/2009                                   100              88
Gulf States Utilities
   6.410% due 08/01/2001                                 5,800           5,760
Hughes Electric
   7.560% due 10/23/2000 (j)                            10,000          10,003
Indiana Bell Telephone Co., Inc.
   5.500% due 04/01/2007                                   500             455
Indiana Michigan Power
   7.270% due 11/22/2000 (d)                             2,500           2,501
Indianapolis Power & Light
   7.380% due 08/01/2007                                   225             227
K N Energy, Inc.
   6.450% due 11/30/2001                                10,000           9,902
   6.450% due 03/01/2003                                   240             236
Kansai Electric Power Co.
   7.250% due 09/25/2006                                 2,000           2,021
Korea Electric Power
   7.000% due 10/01/2002                                   380             374
   6.380% due 12/01/2003                                   220             211
Louisiana Power & Light Co.
   7.740% due 07/01/2002                                   599             599
MCI Worldcom, Inc.
   8.880% due 01/15/2006                                34,150          35,261
   6.130% due 04/15/2012                                 1,250           1,235
Montana Power Co.
   7.000% due 04/06/2001 (d)                            15,000          15,004
National Power Corp.
   9.630% due 05/15/2028                                16,000          11,631
National Rural Utilities Cooperative
   6.880% due 05/31/2002 (d)                            10,000           9,996
   6.250% due 04/15/2003                                50,000          48,982
Nevada Power Co.
   7.270% due 08/20/2001 (d)                               900             900
New England Telephone & Telegraph Co.
   6.380% due 09/01/2008                                 1,350           1,267
New Jersey Bell Telephone
   4.880% due 11/01/2000                                   800             799
New York Telephone Co.
   6.250% due 02/15/2004                                   150             146
   6.000% due 04/15/2008                                    45              41
Niagara Mohawk Power
   7.000% due 10/01/2000                                60,235          60,235
   6.880% due 03/01/2001                                21,538          21,516
   7.250% due 10/01/2002                                24,783          24,676
   7.380% due 07/01/2003                                39,162          39,255
   7.380% due 08/01/2003                                 1,645           1,658
North Atlantic Energy
   9.050% due 06/01/2002                                 3,948           3,988
Northern Illinois Gas Co.
   6.450% due 08/01/2001                                 1,450           1,447
Northern Telecom Ltd.
   8.750% due 06/12/2001                                   300             303
NRG Energy, Inc.
   8.000% due 11/01/2003                                 6,000           6,044
NRG Northeast Generating LLC
   8.070% due 12/15/2004                                   500             503
Nynex Corp.
   9.550% due 05/01/2010                                 5,941           6,360
Ohio Bell Telephone Co.
   5.380% due 03/01/2007                                   950             865
Ohio Power Co.
   7.000% due 07/01/2004                                24,000          23,828
Oxymar
   7.500% due 02/15/2016                                   200             149
Pacific Gas & Electric Co.
   6.750% due 12/01/2000                                 3,049           3,048
Pacific Northwest Bell
   4.380% due 09/01/2002                                    50              48
Philadelphia Electric
   5.630% due 11/01/2001                                22,350          22,026
Philippine Long Distance Telephone Co.
   7.850% due 03/06/2007                                 5,000           4,088
  10.500% due 04/15/2009                                 5,000           4,515
PP&L, Inc.
   6.130% due 05/01/2001 (d)                            16,102          15,999
   6.550% due 03/01/2006                                   500             486
PSEG Energy Holdings
   9.130% due 02/10/2004                                   120             123
Public Service Co. of Colorado
   6.000% due 04/15/2003                                   750             732
Public Service Electric & Gas
   7.250% due 04/01/2001 (d)                             3,191           3,191
   6.130% due 08/01/2002                                 1,000             987
   6.250% due 01/01/2007                                 1,500           1,416
Public Service Enterprise Group, Inc.
   7.010% due 11/22/2000 (d)                            11,000          11,002
   7.040% due 06/15/2001 (d)                           156,200         156,262
Queststar Pipeline
   9.380% due 06/01/2021                                   200             208
RAS LAFFAN Liquid Natural Gas
   8.290% due 03/15/2014                                   145             138
Reliant Energy, Inc.
   9.380% due 06/01/2001                                 1,000           1,013
   6.380% due 11/01/2003                                22,250          21,802
   8.750% due 03/01/2022                                10,000          10,142
Rochester Telecom
   8.950% due 08/07/2001                                 3,000           3,051
Scana Corp.
   7.210% due 02/08/2002 (d)                             3,100           3,102
   7.380% due 07/15/2002 (d)                            27,000          27,037
Sierra Pacific Power Co.
   7.160% due 06/12/2001 (d)                            39,000          39,000
Sierra Pacific Resources
   7.340% due 04/20/2003 (d)                             2,000           2,001
   6.200% due 04/15/2004                                20,000          19,009
SK Telecom Co. Ltd.
   7.750% due 04/29/2004                                 5,000           4,961
Southern Energy
   7.900% due 07/15/2009                                   175             166
Sprint Capital Corp.
   6.500% due 11/15/2001                                13,365          13,325
   6.970% due 11/15/2001 (d)                           101,700         101,745
   8.130% due 07/15/2002                                10,378          10,608
   5.880% due 05/01/2004                                43,500          41,718


                                                       See accompanying notes 83

Total Return Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
System Energy Resources
   7.380% due 10/01/2000                           $     5,000     $       5,000
   7.710% due 08/01/2001                                 5,800             5,817
Teco Energy, Inc.
   5.540% due 09/15/2001                                44,630            44,075
Telekomunikacja Polska SA
   7.130% due 12/10/2003                                12,200            11,935
   7.750% due 12/10/2008                                13,600            13,117
Tennessee Valley Authority
   3.380% due 01/15/2007 (i)                            10,893            10,211
   0.000% due 04/15/2042                                   855               366
Texas Utilities Co.
   6.660% due 12/01/2000                                67,700            67,700
   7.210% due 06/25/2001                               131,200           131,111
   6.370% due 08/16/2001                                 1,000               990
   7.590% due 09/24/2001                               208,800           209,907
   5.940% due 10/15/2001                                 3,000             2,961
   6.500% due 08/16/2002                                 2,600             2,578
Toledo Edison Co.
   8.180% due 07/30/2002                                 1,400             1,423
   8.700% due 09/01/2002                                14,500            14,738
   7.850% due 03/31/2003                                 7,000             7,082
   7.880% due 08/01/2004                                   500               507
TXU Eastern Funding
   6.150% due 05/15/2002                                53,800            52,657
   6.450% due 05/15/2005                                18,270            17,321
U.S. West Communications, Inc.
   5.650% due 11/01/2004                                 9,000             8,470
   6.630% due 09/15/2005                                   400               389
   6.130% due 11/15/2005                                   400               380
Union Electric Co.
   8.000% due 12/15/2022                                 1,000               981
United Telecom, Inc.
   9.500% due 06/06/2001                                   150               152
Western Resources, Inc.
   6.250% due 08/15/2003                                 6,600             5,932
Williams Cos., Inc.
   6.130% due 02/01/2001                                 3,000             2,988
   6.200% due 08/01/2002                                 4,000             3,947
Wilmington Trust Co. - Tucson Electric
  10.730% due 01/01/2013 (l)                               991             1,038
WorldCom, Inc.
   6.130% due 08/15/2001                                 2,030             2,018
   6.920% due 11/26/2001 (d)                            12,700            12,713
   6.400% due 08/15/2005                                 1,625             1,576
YPF Sociedad Anonima
   7.250% due 03/15/2003                                16,475            16,146
                                                                   -------------
                                                                       2,152,502
                                                                   -------------
Total Corporate Bonds & Notes                                         14,554,070
(Cost $14,785,594)                                                 =============
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 0.8%
--------------------------------------------------------------------------------
Alabama 0.0%
Jefferson County AIabama Sewer Revenue
Warrants,
(FGIC Insured), Series 2000
6.560% due 02/01/2029                                    4,500             3,718
5.910% due 02/01/2036                                      625               547

Montgomery Alabama Special Care Facilities
Financing Authority Revenue Bonds,
(MBIA Insured), Series 1998
5.000% due 11/15/2029                                    2,000             1,743
                                                                   -------------
                                                                           6,008
                                                                   =============
California 0.1%
California State Department of Water
Resources Center
Valley Project Revenue Bonds, Series
2000
6.030% due 12/01/2029                                    2,500             2,056

California State General Obligation,
Series 2000
5.630% due 05/01/2026                                    5,270             5,342
5.750% due 05/01/2030                                    1,000             1,023

Cook County Illinois General Obligation
(FGIC Insured),
Series 1999 5.000% due 11/15/2028                        6,445             5,688

Los Angeles California Wastewater System
Revenue Bonds, (FGIC Insured), Series
2000
5.900% due 06/01/2028                                    6,500             4,396

Los Angeles County Metropolitan Transportation
Authority
Sales Tax Revenue Bonds, (AMBAC Insured),
Series 2000
5.740% due 07/01/2023                                    3,500             3,071

Orange County School Board, (MBIA Insured),
Series 2000
5.710% due 08/01/2024                                    3,500             2,866

Port of Oakland California Revenue Bonds, (FGIC
Insured),
Series 2000 5.750% due 11/01/2029                        1,000             1,019

San Diego Public Facilities Financing
Authority
Revenue Bonds, (FGIC Insured), Series
1999
5.000% due 05/15/2029                                    1,000               923

San Francisco California City & County Airport
Community
Revenue, (MBIA Insured), Series 1998
4.500% due 05/01/2028                                    6,700             5,650
                                                                   -------------
                                                                          32,034
                                                                   =============
Colorado 0.0%
E-470 Public Highway Authority Revenue
Bonds,
(MBIA Insured), Series 2000
5.750% due 09/01/2035                                    2,500             2,497
                                                                   -------------
Florida 0.1%
Broward County Florida Airport System
Revenue,
(AMBAC Insured), Series 2000
5.030% due 10/01/2023                                    1,328             1,024

Florida State Board of Education General
Obligation,
(FGIC Insured), Series 2000
4.710% due 06/01/2023                                    3,500             2,310

Florida State Governmental Utility
Authority
Utility Revenue, (AMBAC Insured), Series
2000
5.710% due 10/01/2029                                    6,453             5,267

Florida State Turnpike Authority Revenue
Bonds,
(FGIC Insured), Series 2000
4.440% due 07/01/2027                                    6,323             4,007

Greater Orlando Aviation Authority, Orlando Florida
Airport
Facitities Revenue Bonds, (FGIC Insured),
Series 1999
5.130% due 10/01/2028                                    2,000             1,800

Lakeland Florida Electric & Water
Revenue,
(MBIA Insured), Series 1999 5.000% due                   5,350             4,790
10/01/2028

Modesto Public Financing Authority Lease
Revenue,
(AMBAC Insured), Series 2000
5.740% due 09/01/2029                                    2,500             2,125

Orange Tourist Florida Tourist
Development
Tax Revenue Bonds, (AMBAC Insured),
Series 2000
5.500% due 10/01/2031                                    2,000             1,950

Tampa Florida Guaranteed Entitlement
Revenue,
(AMBAC Insured), Series 2001
6.000% due 10/01/2005                                    2,230             2,322

Tampa Florida Utility Tax & Special
Revenue,
(AMBAC Insured), Series 2001
6.000% due 10/01/2005                                    3,000             3,128
6.000% due 10/01/2008                                    1,500             1,586
                                                                   -------------
                                                                          30,309
                                                                   =============
84 See accompanying notes

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
Georgia 0.1%
Atlanta Georgia Airport Revenue, (FGIC
Insured),
Series 2000 5.500% due 01/01/2026                  $     1,000     $         975

Atlanta Georgia Water & Wastewater Revenue,
(FGIC Insured), Series 1999
5.000% due 11/01/2038                                   44,600            39,205

Georgia Local Government Certificate Of
Participation,
(MBIA Insured), Series 2000
5.810% due 06/01/2028                                    9,950             6,866
                                                                   -------------
                                                                          47,046
                                                                   =============
Hawaii 0.0%
Honolulu Hawaii City & County Wastewater
System
Revenue, (FGIC Insured), Series 1998
5.000% due 07/01/2023                                    6,935             6,231

Honolulu Hawaii City & County Wastewater
System
Revenue, (FGIC Insured), Series 2000
5.210% due 07/01/2028                                    7,200             4,941
                                                                   -------------
                                                                          11,172
                                                                   =============
Illinois 0.0%
Chicago IIlinois Skyway Toll Bridge Revenue
Bonds,
(AMBAC Insured), Series 2000
5.500% due 01/01/2031                                    2,000             1,920

Chicago Illinois General Obligations
Unlimited,
(FGIC Insured), Series 2000
5.500% due 01/01/2040                                    3,500             3,321

Chicago Illinois Residual General Obligation,
(MBIA Insured), Series 2000
5.960% due 01/01/2028                                    3,100             2,461
                                                                   -------------
                                                                           7,702
                                                                   =============
Kansas 0.0%
Wichita Kansas Hospital Revenue Bonds,
Series 1999
6.250% due 11/15/2024                                    1,000             1,000
                                                                   -------------
Maryland 0.0%
Maryland St. Health & Higher Educational
Facilities
Authority Revenue Bonds, Series 1999
6.000% due 07/01/2039                                    3,000             3,096
                                                                   -------------
Massachusetts 0.1%
E-470 Public Highway Residual 144a Revenue
Bonds,
(MBIA Insured), Series 2000
5.710% due 09/01/2021                                    2,590             2,104

Massachusetts Bay Transportation Authority
Revenue Bonds, (MBIA Insured), Series 2000
5.260% due 03/01/2021                                    4,150             3,164

Massachusetts State Turnpike Authority
Revenue Bonds,
(AMBAC Insured), Series 2000
5.910% due 01/01/2039                                   10,250             7,982

Massachusetts State Turnpike Authority
Revenue Bonds,
(MBIA Insured), Series 2000
5.910% due 01/01/2037                                   13,550            10,620
                                                                   -------------
                                                                          23,870
                                                                   =============
Minnesota 0.0%
Minnesota Agricultural & Economic
Development Board
Revenue Bonds, Series 2000
6.380% due 11/15/2029                                    1,000             1,003

St. Cloud Minnesota Health Care Revenue
Bonds,
Series 2000 5.750% due 05/01/2026                        1,000               994
                                                                   -------------
                                                                           1,997
                                                                   =============
Mississippi 0.0%
Mississippi Development Bank Special
Obligation,
(AMBAC Insured), Series 2000
5.810% due 07/01/2024                                    2,500             2,103
                                                                   -------------
Nevada 0.1%
Clark County Nevada General Obligations,
(MBIA Insured),
Series 2000 8.440% due 07/01/2030                  $    20,913     $      19,422

Clark County Passenger Facility Charge
Revenue Bonds, (MBIA Insured), Series 2000
5.210% due 07/01/2022                                    4,750             3,622
                                                                   -------------
                                                                          23,044
                                                                   =============
New Jersey 0.0%
Essex County Improvement Authority Revenue
Bonds, (FGIC Insured), Series 2000
5.750% due 10/01/2030                                      500               503

New Jersey Health Care Facilities Financing
Authority Revenue Bonds, (MBIA Insured),
Series 2000
5.130% due 07/01/2028                                    2,000             1,363
                                                                   -------------
                                                                           1,866
                                                                   =============
New York 0.2%
Long Island Power Authority Revenue
Bonds, (FSA Insured), Series 2000
12/01/2022 6.160% due                                    4,500             3,876

Long Island Power Authority Revenue
Bonds,
(MBIA Insured), Series 2000
6.410% due 12/01/2026                                    5,500             4,806

New York City Municipal Bond, Series 1997
6.960% due 08/01/2002 (d)                                6,108             6,102

New York City Municipal Water Finance
Authority,
(MBIA-IBC Insured), Series 2000
5.130% due 06/15/2025                                    6,565             4,743

New York City Transitional Finance Authority
Revenue
Bonds, (FGIC Insured), Series 1998
4.750% due 11/15/2023                                    5,000             4,321

New York City Transitional Finance
Authority
Revenue Bonds, Series 2000
5.500% due 11/01/2024                                    2,500             2,431

New York City, New York General Obligation,
Series D
6.900% due 08/01/2002 (d)                               14,815            14,815

New York State Dorm Authority Lease Revenue
Bonds,
(FSA Insured), Series 1998
4.750% due 01/15/2029                                    3,850             3,267

New York State Dormitory Authority Revenue
Bonds,
(MBIA Insured), Series 1998
5.000% due 02/15/2023                                    5,100             4,582

New York State Thruway Authority General
Obligation,
Series 1998 5.000% due 01/01/2025                          300               267

Niagara Frontier Airport Revenue Bonds,
(MBIA Insured),
Series 1999 5.630% due 04/01/2029                        1,000               969

Port Authority of New York & New Jersey Revenue
Bonds,
(MBIA Insured), Series 1997
5.750% due 12/01/2022                                    4,500             4,519
                                                                   -------------
                                                                          54,698
                                                                   =============
North Dakota 0.0%
Mercer County Improvement Authority Revenue
Bonds,
Series 1978 5.800% due 01/01/2018                        6,460             6,678
                                                                   -------------
Ohio 0.0%
Hamilton County Ohio Sales Tax Revenue
Bonds,
(MBIA Insured), Series 2000
5.460% due 12/01/2027                                    3,250             2,637
                                                                   -------------
Pennsylvania 0.0%
Allegheny County Hospital Development
Authority
Revenue Bonds, (MBIA Insured), Series
2000 A
6.500% due 11/15/2030                                    1,000             1,053

                                                       See accompanying notes 85

Total Return Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount             Value
                                                        (000s)            (000s)

Philadelphia School District General Obligation
Unlimited,
(MBIA Insured), Series 2000
5.210% due 04/01/2027                              $     3,150     $       2,217

Pittsburgh & Allegheny County Revenue Bonds,
(AMBAC Insured), Series 1999
5.000% due 02/01/2029                                      500               446
                                                                   -------------
                                                                           3,716
                                                                   =============
Puerto Rico 0.0%
Puerto Rico Commonwealth General Obligation,
(MBIA Insured), Series 2000
5.875% due 07/01/2035                                    8,920             9,062
                                                                   -------------
Texas 0.1%
Dallas-Fort Worth International Airport
Revenue,
(FGIC Insured), Series 2000
6.000% due 11/01/2028                                    4,000             4,060

Harris County Health Facilities Development
Corporation
Revenue, (MBIA Insured), Series 2000
6.140% due 07/01/2021                                    3,500             2,993

Houston Independent School District General
Obligation,
(PSF Insured), Series 1999
4.750% due 02/15/2026                                   30,175            25,460

Houston Texas Airport System Revenue, (FGIC
Insured),
Series 1998 5.000% due 07/01/2025                        5,500             4,904

Houston, Texas, Water & Sewer System Revenue,
(FGIC Insured), Series 2000
5.250% due 12/01/2030                                    1,000               926
                                                                   -------------
                                                                          38,343
                                                                   =============
Utah 0.0%
Weber County, Utah Hospital Revenue Bonds, Series
1999
5.000% due 08/15/2030                                      500               423
                                                                   -------------
Washington State 0.0%
Seattle Washington General Obligation,
Series 2000
5.960% due 12/15/2028                                    3,000             2,378
                                                                   -------------
Washington, DC 0.0%
Washington D.C. Convention Center Authority
Dedicated
Tax Revenue, (AMBAC Insured), Series 2000
5.030% due 10/01/2028                                    6,500             4,688
                                                                   -------------
Total Municipal Bonds & Notes                                            316,367
(Cost $315,244)                                                    =============
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCIES 0.8%
--------------------------------------------------------------------------------
A.I.D. Housing Guarantee - Peru
   9.980% due 08/01/2008                                   935               957
Federal Farm Credit Bank
   6.400% due 01/16/2002                                   100               100
   5.730% due 03/28/2003                                   300               295
Federal Home Loan Bank
   7.270% due 02/15/2002 (d)                            17,000            16,788
   6.210% due 12/30/2002                                   200               198
   5.130% due 09/15/2003                                   350               337
   5.140% due 09/22/2003                                   600               576
   6.000% due 06/30/2004                                 1,000               979
   6.250% due 08/13/2004                                   250               248
   6.030% due 01/22/2009                                   275               256
   0.000% due 09/29/2017                                 2,000               487
   0.000% due 09/10/2018                                15,000             3,711
Federal Home Loan Mortgage Corp.
   5.500% due 05/15/2002                                   435               429
   7.000% due 02/15/2003                                   500               506
   7.380% due 05/15/2003                                 3,500             3,574
   6.880% due 01/15/2005                                    95                96
   5.750% due 03/15/2009                                 1,955             1,824
   6.630% due 09/15/2009                                 1,335             1,321
   6.750% due 06/03/2013                                   400               373
Federal National Mortgage Assn.
   0.000% due 08/15/2001                                   105                99
   6.100% due 09/14/2001                                   100               100
   5.380% due 03/15/2002                                   750               739
   6.250% due 11/15/2002                                   115               114
   6.000% due 03/03/2003                                   500               493
   6.100% due 03/20/2003                                   250               247
   5.500% due 12/29/2003                                   500               485
   5.750% due 06/15/2005                                   900               872
   6.560% due 12/10/2007                                   190               185
   5.250% due 01/15/2009                                    80                72
   6.630% due 09/15/2009                                 1,000               993
Small Business Administration
   7.450% due 08/01/2010                               107,300           109,273
Student Loan Marketing Assn.
   6.840% due 04/25/2004 (d)                             6,925             6,916
   6.480% due 07/25/2004 (d)                               842               840
   6.740% due 10/25/2004 (d)                            15,532            15,495
   6.830% due 10/25/2004 (d)                            24,678            24,639
   6.710% due 10/25/2005 (d)                            14,542            14,490
   6.920% due 04/25/2006 (d)                            84,060            83,739
                                                                   -------------
Total U.S. Government Agencies                                           292,846
(Cost $282,885)                                                    =============
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 13.7%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (i)
   3.630% due 07/15/2002                             1,118,428         1,118,079
   3.380% due 01/15/2007 (j)                           239,835           231,965
   3.630% due 01/15/2008 (j)                           456,306           445,897
   3.880% due 01/15/2009 (j)                           218,316           216,542
   3.630% due 04/15/2028 (j)                            70,496            67,015
   3.880% due 04/15/2029 (j)                             6,703             6,661
U.S. Treasury Bonds
  12.380% due 05/15/2004                                 1,000             1,206
   0.000% due 02/15/2015                               188,900           280,812
   8.130% due 08/15/2019                                31,000            37,859
   0.000% due 08/15/2020                               349,245           453,691
   8.130% due 05/15/2021                                57,500            70,887
   8.130% due 08/15/2021                               134,200           165,653
   8.000% due 11/15/2021                               142,620           174,264
   7.250% due 08/15/2022                                   275               313
   6.250% due 08/15/2023                                 1,425             1,452
   0.000% due 02/15/2026                               184,400           182,729
   6.130% due 11/15/2027                                   200               202
   5.500% due 08/15/2028                                59,900            55,613
   6.130% due 08/15/2029                                 8,000             8,173
   6.250% due 05/15/2030                               535,200           562,797
U.S. Treasury Notes
   6.750% due 05/15/2005                               235,000           243,519
   5.630% due 05/15/2008                                   500               491
   6.500% due 02/15/2010                                   320               333
U.S. Treasury Strips
   0.000% due 05/15/2013                                 4,500             2,096
   0.000% due 02/15/2014                                64,900            28,801
   0.000% due 02/15/2015                               135,000            56,298
   0.000% due 05/16/2015                               152,700            62,719
   0.000% due 08/15/2015                               170,400            68,833
   0.000% due 11/15/2018                               108,200            35,915
   0.000% due 11/15/2021                               795,000           222,563
   0.000% due 11/15/2024                               207,000            49,161
                                                                   -------------
Total U.S. Treasury Obligations                                        4,852,539
(Cost $4,846,168)                                                  =============
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES 73.3%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 22.5%
ABN AMRO Mortgage Corp.
   6.750% due 09/25/2028                                 3,765             3,547
   6.500% due 06/25/2029                                 7,093             6,516
ABSC Long Beach Home Equity Loan Trust
   6.880% due 08/31/2030 (d)                           137,705           137,705

86 See accompanying notes

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)

American Southwest Financial
Securities Corp.
   7.400% due 11/17/2004                           $    34,802     $      35,077
  12.250% due 11/01/2014                                    32                32
  12.500% due 04/01/2015                                   279               281
  12.000% due 05/01/2015                                   498               507
   7.250% due 11/25/2038                                54,826            53,198
Aurora Loan Services
   7.340% due 05/25/2030 (d)                            42,548            42,481
Banc of America Funding Corporation
   6.750% due 11/20/2032                                17,000            16,074
Bank of America Mortgage Securities, Inc.
   6.250% due 07/25/2014                                10,040             9,533
   6.250% due 08/25/2028                                25,000            22,518
   6.500% due 05/25/2029                                35,565            32,818
   7.250% due 10/25/2029                                10,371             9,356
Bear Stearns Mortgage Securities, Inc.
   7.000% due 08/20/2018                                 9,999             9,457
   7.380% due 10/25/2023 (d)                             3,046             3,227
   6.350% due 08/25/2024                                 1,481             1,474
  10.000% due 08/25/2024                                 5,000             5,606
   7.000% due 03/25/2027                                 7,000             6,738
   8.130% due 09/25/2027                                 3,000             3,020
   7.450% due 12/25/2027                                    62                62
   7.000% due 02/25/2028                                10,000             9,624
   7.000% due 05/20/2030                                34,574            33,869
   7.170% due 06/25/2030                                 6,890             6,802
Capital Asset Research Funding LP
   5.910% due 12/15/2005                                   153               152
Cendant Mortgage Corp.
   7.250% due 04/18/2013                                   829               827
   6.510% due 11/18/2028 (d)                            13,739            12,760
   6.500% due 11/18/2028 (d)                             5,952             5,009
Centre Re
   6.720% due 02/01/2009                                30,620            29,308
Chase Mortgage Finance Corp.
   8.250% due 10/25/2010                                   231               230
   7.000% due 07/25/2024                                 2,275             2,262
   7.000% due 08/25/2024                                 2,890             2,810
   6.750% due 03/25/2025                                11,449             9,911
   6.320% due 04/25/2025 (d)                            17,759            17,939
   6.750% due 10/25/2028                                39,000            36,712
   6.350% due 07/25/2029                                70,207            69,509
Chemical Mortgage Securities
   7.250% due 01/25/2026                                11,477            11,356
Citicorp Mortgage Securities, Inc.
   7.650% due 10/25/2022 (d)                             9,687             9,709
   6.250% due 04/25/2024                                11,796            10,407
   6.250% due 05/25/2024                                 3,753             3,726
   7.250% due 10/25/2027                                20,462            19,666
   6.750% due 09/25/2028                                 8,806             8,354
   5.900% due 05/25/2029                                12,282            12,199
CMC Securities Corp.
   7.520% due 09/25/2023 (d)                                 0             3,454
   8.420% due 04/25/2025 (d)                               154               156
   7.250% due 11/25/2027                                 9,293             9,115
   6.150% due 05/25/2028 (d)                                72                72
   6.750% due 05/25/2028                                 5,000             4,720
CMSI 2000
   7.500% due 10/30/2030                                11,233            10,524
Collateralized Mortgage Obligation Trust
  10.200% due 02/01/2016                                 2,259             2,276
   7.250% due 04/23/2017                                    62                62
   8.000% due 09/20/2021                                 6,301             6,293
Collateralized Mortgage Securities Corp.
  11.450% due 09/01/2015                                   969               979
  11.450% due 11/01/2015 (d)                                 2                 2
   8.750% due 04/20/2019                                   403               411
COMM
   6.150% due 02/15/2008                                15,326            14,896
   6.490% due 12/16/2011 (d)                             9,000             9,014
Countrywide Alternative Loan Trust
   8.000% due 07/25/2030                                21,089            21,340
Countrywide Funding Corp.
   6.630% due 02/25/2024                                33,827            31,226
Countrywide Home Loans
   6.500% due 07/25/2013                                 5,676             5,293
   8.790% due 07/25/2024 (d)                             2,314             2,332
   6.750% due 11/25/2025                                25,567            22,795
   7.500% due 04/25/2027                                 1,534             1,533
   7.500% due 06/25/2027                                12,122            12,142
   7.500% due 09/25/2027                                20,000            19,704
   7.250% due 12/25/2027                                 6,224             5,965
   7.250% due 02/25/2028                                57,846            55,542
   6.750% due 06/25/2028                                15,103            13,461
   6.750% due 08/25/2028                                10,024             9,945
   6.750% due 11/25/2028                                 3,000             2,803
   6.500% due 01/25/2029                                24,978            23,306
   6.500% due 03/25/2029                                21,744            20,032
   6.050% due 04/25/2029                                 1,337             1,320
   7.250% due 08/25/2029                                 5,700             5,381
   7.750% due 08/31/2030                                29,310            27,761
Crusade Global Trust
   7.010% due 05/15/2021 (d)                           100,000           100,250
CS First Boston Mortgage Securities Corp.
   6.750% due 12/27/2028                                12,607            10,467
   6.960% due 06/20/2029                                   124               124
DLJ Commercial Mortgage Corp.
   6.880% due 05/05/2003 (d)                            31,164            31,183
DLJ Mortgage Acceptance Corp.
   8.670% due 05/25/2024 (d)                               107               109
   6.850% due 12/17/2027                                 6,605             6,585
Donaldson, Lufkin & Jenrette, Inc.
   6.450% due 08/01/2021 (d)(l)                          3,985             4,256
   8.410% due 12/25/2022 (d)                             1,593             1,614
   8.580% due 03/25/2024 (d)                               460               468
Drexel Mortgage Funding
   9.500% due 11/20/2017                                   622               626
DVI Business Credit Receivable
   6.460% due 10/15/2003 (d)                             3,850             3,891
FBS Mortgage Corp.
   7.140% due 11/25/2024                                   364               363
Federal Home Loan Mortgage Corp.
   8.000% due 03/15/2002                                   103               103
   6.750% due 10/15/2003                                14,399            14,364
   7.000% due 10/15/2003                                 3,497             3,498
   7.500% due 11/01/2003                                 4,476             4,513
   7.000% due 12/15/2003                                    89                89
  10.150% due 04/15/2006                                     8                 8
   6.500% due 07/15/2006                                 7,832             7,799
   6.500% due 08/15/2006                                   523               520
   6.770% due 03/12/2007                                   400               403
   7.500% due 05/01/2007                                 1,345             1,363
   5.500% due 10/15/2007                                 4,494             4,450
   6.500% due 05/15/2008                                 1,000               993
   3.050% due 06/15/2008 (d)                               157               144
   7.000% due 08/15/2008                                 3,353               361
   6.000% due 11/15/2008                                   225               218
   6.200% due 12/15/2008                                 4,487             4,164
   6.000% due 03/15/2009                                   265               258
   7.550% due 03/15/2012                                   180               181
   8.500% due 08/15/2013                                 2,000             2,051
   8.500% due 09/15/2013                                 5,941             6,066
   6.000% due 11/15/2014                                   400               360
   5.400% due 05/25/2016                                 1,675             1,664
   6.250% due 10/15/2017                                16,572            16,466
   5.900% due 03/15/2018                                 3,420             3,399
   6.350% due 03/25/2018                                   179               177
   5.250% due 05/15/2018                                   156               155
  10.000% due 08/01/2018                                    57                60
   6.500% due 10/15/2018                                   480                19
   6.400% due 02/15/2019                                13,420            13,329
   6.500% due 05/15/2019                                   173               172
   5.800% due 06/15/2019                                 5,032             5,004
   6.250% due 07/15/2019                                18,216            18,086
   5.000% due 08/15/2019                                    85                84
   7.500% due 01/15/2020                                 2,676             2,671
   7.080% due 06/15/2020 (d)                                88                88
   5.250% due 07/15/2020                                   304               299


                                                       See accompanying notes 87

Total Return Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount             Value
                                                        (000s)            (000s)

   5.500% due 10/15/2020                           $        55     $          54
   9.500% due 11/15/2020                                 3,189             3,366
   9.000% due 12/15/2020                                   795               822
   8.750% due 12/15/2020                                 1,265             1,295
   6.000% due 12/15/2020                                   252               242
   9.000% due 12/15/2020                                 1,602             1,653
   9.500% due 01/15/2021                                 1,955             2,056
   6.250% due 01/15/2021                                   200               196
   8.000% due 04/15/2021                                    89                91
   6.500% due 05/15/2021                                   104               103
   6.500% due 05/17/2021                                    57                55
   8.500% due 06/15/2021                                24,203            24,926
   6.950% due 07/15/2021                                   439               441
   9.000% due 07/15/2021                                 1,969             2,051
   9.500% due 07/15/2021                                 1,203             1,310
   8.000% due 07/15/2021                                 9,502             9,533
   6.200% due 08/15/2021                                 1,158             1,148
   6.950% due 08/15/2021                                   157               154
   8.000% due 08/15/2021                                23,472            23,808
   7.000% due 09/15/2021                                   274               272
   6.500% due 09/15/2021                                29,896            29,579
   7.000% due 10/15/2021                                     9                 9
   8.000% due 12/15/2021                                18,405            18,931
   6.850% due 01/15/2022                                   700               692
   8.250% due 06/15/2022                                 5,000             5,101
   7.000% due 07/15/2022                                 9,380             9,144
   8.500% due 10/15/2022                                 7,029             7,303
   7.500% due 01/15/2023                                17,740            17,313
   7.000% due 05/15/2023                                10,499             9,810
   7.000% due 07/15/2023                                   270               246
   7.500% due 07/15/2023                                   395               399
   6.500% due 07/15/2023                                   272               266
   6.500% due 08/15/2023                               141,607           140,328
   6.850% due 10/25/2023                                 3,059             2,992
   6.500% due 11/15/2023                                   135               117
   7.500% due 01/20/2024                                   103               103
   5.000% due 02/15/2024                                   116                97
   6.500% due 02/15/2024                                    21                21
   6.500% due 03/15/2024                                   320               283
   8.000% due 04/25/2024                                   475               484
   6.250% due 05/15/2024                                13,357            11,838
   7.250% due 08/15/2024                                   190               190
   8.000% due 09/15/2024                                16,250            16,398
   7.500% due 02/15/2025                                 3,620             3,639
   7.000% due 09/17/2025                                    40                39
   6.500% due 03/15/2026                                   110               104
   8.020% due 10/01/2026 (d)                             2,926             2,985
   6.000% due 11/15/2026                                   550               510
   7.500% due 01/15/2027                                25,182            24,035
   7.000% due 01/15/2027                                    61                61
   8.000% due 02/15/2027                                34,599            34,657
   7.500% due 03/17/2027                                20,000            19,806
   6.750% due 05/15/2027                                   824               819
   7.500% due 06/20/2027                                19,568            18,783
   6.500% due 08/15/2027                                15,642            12,949
   6.500% due 10/15/2027                                32,300            29,407
   6.000% due 11/15/2027                                   665               616
   6.500% due 01/25/2028                                 8,691             7,893
   7.000% due 02/15/2028                                 1,593             1,520
   6.500% due 04/15/2028                               158,188           144,424
   6.500% due 05/15/2028                                48,000            43,284
   6.500% due 06/15/2028                                61,318            51,465
   6.500% due 06/20/2028                                23,392            19,621
   6.500% due 07/15/2028                                70,438            58,390
   6.500% due 08/15/2028                               275,986           229,683
   7.000% due 11/15/2028                                 9,000             8,570
   6.500% due 12/15/2028                                 7,057             5,506
   6.000% due 12/15/2028                                23,099            18,817
   6.250% due 12/15/2028                                 1,673             1,376
   6.500% due 01/15/2029                                10,411             9,614
   6.000% due 02/15/2029                                 3,873             2,877
   6.500% due 03/15/2029                                25,864            22,421
   6.500% due 06/01/2029                                   106               102
   6.500% due 07/01/2029                                 1,084             1,043

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)

   8.000% due 07/15/2029                           $     1,250     $       1,222
   7.500% due 08/15/2030                                   201               192
   7.000% due 09/15/2030 (d)                            18,100            15,280
   7.120% due 09/30/2030                                15,200            15,053
   7.500% due 10/15/2030                                27,350            25,991
   6.500% due 08/15/2032 (d)                            26,172            25,687
Federal National Mortgage Assn.
   9.100% due 02/25/2002                                   194               193
   7.500% due 05/25/2005                                 6,700             6,757
   7.500% due 02/25/2006                                   375               377
   6.500% due 05/01/2006                                   142               141
   6.500% due 07/25/2006                                    50                50
   8.000% due 11/25/2006                                    30                30
   6.350% due 12/25/2006                                     8                 8
   6.000% due 07/25/2007                                   300               296
   5.580% due 08/25/2007 (d)                                10                 9
   6.740% due 08/25/2007                                   145               142
   6.270% due 09/25/2007                                 3,000             2,852
   7.000% due 10/25/2007                                   200               200
   6.500% due 05/25/2008                                   500               497
  10.500% due 08/25/2008                                 7,146             7,851
   6.000% due 08/25/2008                                    69                68
   7.450% due 09/25/2008 (d)                             1,606             1,463
   6.750% due 11/25/2010                                   886               881
   7.000% due 01/25/2011                                   100                99
   6.000% due 03/18/2015                                11,217            11,128
   8.000% due 12/25/2016                                   181               183
   9.250% due 04/25/2018                                   173               182
   9.300% due 05/25/2018                                   672               699
   9.500% due 06/25/2018                                   564               589
   7.210% due 06/25/2018 (d)                                 3                 3
   9.500% due 11/25/2018                                 6,998             7,155
   6.000% due 02/25/2019                                 4,242             4,195
   6.500% due 03/25/2019                                   885               872
   9.500% due 06/25/2019                                 1,339             1,400
   5.650% due 07/25/2019                                   457               454
   9.300% due 08/25/2019                                    73                77
   6.350% due 08/25/2019                                   207               205
   8.000% due 10/25/2019                                   620               618
   9.000% due 12/25/2019                                 5,985             6,159
   7.500% due 12/25/2019                                    74                73
   7.500% due 05/25/2020                                 3,225             3,241
   6.750% due 06/25/2020                                   248               247
   7.080% due 07/18/2020 (d)                                46                46
   7.000% due 07/25/2020                                   327               326
   9.000% due 09/25/2020                                 3,338             3,452
   7.000% due 09/25/2020                                12,693            12,648
   6.500% due 09/25/2020                                 1,367             1,355
   5.000% due 09/25/2020                                   200               190
   8.000% due 12/25/2020                                26,225            26,782
   7.160% due 12/25/2020 (d)                                10                10
   8.750% due 01/25/2021                                 3,151             3,232
   9.000% due 01/25/2021                                 5,264             5,483
   5.750% due 02/18/2021                                   100                96
   7.500% due 03/25/2021                                 2,159             2,150
   9.000% due 03/25/2021                                   459               473
   7.000% due 05/25/2021                                   300               293
   7.500% due 06/25/2021                                    46                46
   6.500% due 06/25/2021                                 6,096             5,834
   8.000% due 07/25/2021                                14,905            15,091
   8.500% due 09/25/2021                                 5,376             5,544
   7.000% due 10/25/2021                                 9,317             9,113
   8.000% due 10/25/2021                                22,645            22,940
   7.000% due 11/25/2021                                23,206            23,031
   6.000% due 12/25/2021                                    34                34
   4.000% due 01/25/2022                                   126               113
   8.000% due 01/25/2022                                21,700            21,968
   8.000% due 03/25/2022                                    72                72
   7.000% due 04/25/2022                                17,091            16,299
   5.000% due 04/25/2022                                    48                44
  10.000% due 05/01/2022                                   133               141
   7.380% due 05/25/2022                                 9,227             9,100
   7.000% due 06/25/2022                                 1,276             1,249
   8.000% due 06/25/2022                                 3,861             3,915

88 See accompanying notes

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)

   8.000% due 07/25/2022                           $    60,892     $      61,455
   7.000% due 07/25/2022                                 5,582             5,516
   6.500% due 10/25/2022                                 4,048             3,672
   7.800% due 10/25/2022                                 3,328             3,325
   6.500% due 12/25/2022                                   195               192
   7.000% due 03/25/2023                                28,890            27,361
   6.500% due 05/18/2023                                10,717            10,601
   6.900% due 05/25/2023                                   159               142
   7.000% due 06/25/2023                                 5,258             4,769
   6.000% due 08/25/2023                                 2,703             2,529
   6.500% due 08/25/2023                                    35                34
   6.000% due 08/25/2023                                11,122             9,496
   1.000% due 09/25/2023                                   226               204
   6.750% due 09/25/2023                                 3,971             3,558
   6.750% due 10/25/2023                                   597               512
   7.500% due 10/25/2023                                    50                51
   6.500% due 11/25/2023                                    85                83
   6.500% due 12/25/2023                                 1,317             1,145
   7.100% due 12/25/2023                                 6,769             6,465
   6.500% due 01/25/2024                                 2,656             2,386
   7.250% due 02/25/2024                                    17                17
   6.500% due 02/25/2024                                 5,150             4,794
   7.500% due 06/20/2024                                   106               107
   6.500% due 08/17/2024                                17,000            16,096
   7.000% due 02/18/2025                                   121               121
   6.600% due 05/18/2025                                   219               212
   7.500% due 11/17/2025                                   289               286
   7.500% due 12/25/2025                                   360               354
   7.000% due 02/15/2026                                   180               178
   7.000% due 07/18/2026                                   450               433
   6.500% due 09/18/2026                                   120               114
   7.000% due 12/18/2026                                16,310            15,014
   6.000% due 12/25/2026                                   170               157
   6.000% due 03/25/2027                                   320               295
   6.000% due 05/17/2027                                 5,470             4,756
   6.500% due 07/18/2027                                   173               148
   7.000% due 07/18/2027                                   460               446
   8.000% due 08/18/2027                                   286                79
   7.500% due 08/20/2027                                 2,503             2,398
   6.890% due 02/01/2028 (d)                             1,292             1,328
   7.020% due 04/18/2028 (d)                             3,211             3,216
   6.500% due 06/25/2028                                 4,700             4,325
   6.500% due 07/18/2028                                67,412            60,818
   6.000% due 07/18/2028                                 8,649             6,778
   9.100% due 09/25/2028                                20,532            22,196
   6.250% due 02/25/2029                                   500               429
   6.000% due 04/25/2029                                10,809             7,804
   7.120% due 08/25/2030 (d)                            94,976            94,925
   7.070% due 09/01/2030 (d)                            85,000            84,920
   6.300% due 10/17/2038                                15,471            13,551
First Commonwealth Savings & Loan
  10.380% due 04/01/2005                                    16                17
First Nationwide Trust
   6.500% due 03/25/2029                                 4,400             4,128
   6.750% due 07/25/2029                                 5,498             5,462
   7.750% due 09/19/2030                                 6,000             5,544
First Union Residential Securitization, Inc.
   7.000% due 04/25/2025                                   356               346
   6.750% due 08/25/2028                                 9,048             8,047
Gaston Oaks PLC
   6.930% due 01/01/2036                                 4,922             4,871
General Electric Capital Mortgage Services, Inc.
   6.000% due 01/25/2009                                 1,148             1,140
   6.750% due 12/25/2012                                 2,498             2,479
   6.500% due 09/25/2023                                 1,175             1,019
   6.500% due 12/25/2023                                 8,631             7,454
   6.500% due 01/25/2024                                 3,895             3,339
   6.500% due 02/25/2024                                     1                 1
   6.500% due 03/25/2024                                66,953            61,533
   6.500% due 04/25/2024                                66,640            55,826
   7.250% due 05/25/2026                                 3,780             3,663
   7.500% due 06/25/2027                                21,893            21,707
   7.500% due 07/25/2027                                10,129             9,926
   7.000% due 10/25/2027                                14,502            13,726

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)

   7.000% due 11/25/2027                           $    72,500     $      69,853
   6.650% due 05/25/2028                                 6,902             6,833
   6.750% due 05/25/2028                                23,934            21,974
   6.750% due 06/25/2028                                20,517            19,333
   6.550% due 06/25/2028                                23,450            22,829
   6.600% due 06/25/2028                                 7,106             7,045
   6.750% due 06/25/2028                                 1,314             1,304
   6.750% due 10/25/2028                                 9,311             8,785
   6.250% due 12/25/2028                                54,952            49,910
   6.500% due 12/25/2028                                19,500            18,009
   6.500% due 05/25/2029                                 9,858             9,075
   6.750% due 05/25/2029                                20,000            18,531
   6.500% due 07/25/2029                                95,240            87,417
   5.950% due 07/25/2029                                24,794            24,466
   6.000% due 07/25/2029                                23,507            23,065
   6.250% due 07/25/2029                               132,674           128,277
   7.250% due 08/25/2029                                 8,000             7,606
   7.000% due 09/25/2029                                15,957            15,013
General Motors Acceptance Corp.
   6.920% due 07/20/2002 (d)                             3,287             3,287
   6.700% due 03/15/2008                                29,732            28,905
GGP-Homart
   7.040% due 06/10/2003 (d)                            19,600            19,643
GMAC Commercial Mortgage Securities, Inc.
   6.150% due 11/15/2007                                   264               256
   6.970% due 05/15/2008                                28,427            28,360
   6.570% due 09/15/2033                                30,119            29,617
   6.950% due 09/15/2033                                25,060            24,703
GMAC Mortgage Corporation Loan Trust
   7.500% due 05/25/2030                                12,000            11,895
Goldman Sachs Mortgage Corp.
   6.000% due 12/31/2007 (l)                             8,635             8,030
Government National Mortgage Association
   6.250% due 06/20/2022                                43,622            43,216
   7.220% due 06/20/2023 (d)                            48,214            48,122
   7.250% due 12/16/2023                                 7,444             7,468
   7.000% due 01/15/2024                                   414               409
   8.000% due 05/16/2024                                    73                73
   7.000% due 03/20/2026                                   320               310
   7.000% due 08/20/2026                                   114               111
   7.500% due 02/16/2027                                     1                 1
   7.500% due 07/16/2027                                29,918            28,903
   7.000% due 12/20/2027                                18,416            17,479
   6.500% due 06/20/2028                                30,965            25,382
   6.500% due 07/20/2028                                39,127            31,695
   6.500% due 09/20/2028                                28,461            23,948
   6.500% due 01/20/2029                                27,852            23,106
   6.500% due 03/20/2029                                16,259            14,914
   8.000% due 03/20/2029                                 7,151             7,305
   6.000% due 05/20/2029                                10,831             8,518
   7.500% due 01/20/2030                                   315               310
   7.500% due 09/20/2030                                 5,000             4,774
   7.130% due 09/20/2030 (d)                            13,800            13,797
   7.070% due 10/30/2030                                58,500            58,518
Greenwich
   7.980% due 04/25/2022 (d)                               425               424
   7.810% due 07/25/2022 (d)                               109               108
   8.150% due 10/25/2022 (d)                                55                55
   8.190% due 04/25/2023 (d)                               918               915
   8.780% due 04/25/2024 (d)                               848               858
   8.860% due 06/25/2024 (d)                               493               500
   9.690% due 08/25/2024 (d)                               914               923
   9.480% due 11/25/2024 (d)                               195               195
GS Mortgage Securities Corp.
   6.060% due 10/18/2030                                     0                 0
Harborview Mortgage Loan Trust
   7.470% due 08/19/2030                                22,975            23,176
Headlands Mortgage Securities, Inc.
   7.250% due 11/25/2012                                 2,043             2,043
   7.160% due 12/25/2012                                   775               773
   7.250% due 11/25/2027                                18,456            18,260
   7.000% due 02/25/2028                                   560               557


                                                       See accompanying notes 89

Total Return Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount             Value
                                                        (000s)            (000s)

ICI Funding Corp. Secured Assets Corp.
   7.250% due 09/25/2027                           $    18,068     $      17,744
   7.750% due 03/25/2028                                 1,868             1,819
Impac CMB Trust
   6.870% due 07/25/2028 (d)                             1,061             1,062
Impac Secured Assets CMN Owner Trust
   7.320% due 10/25/2030 (d)                            62,000            62,000
Imperial CMB Trust
   6.950% due 09/25/2026 (d)                             6,035             6,039
   6.650% due 11/25/2029                                 1,063             1,055
Independent National Mortgage Corp.
   6.650% due 10/25/2024                                 2,723             2,633
   9.140% due 11/25/2024 (d)                                 5                 5
   8.560% due 11/25/2024 (d)                             1,140             1,155
   8.750% due 12/25/2024                                    30                31
   9.070% due 01/25/2025 (d)                               107               109
   8.000% due 06/25/2025                                     7                 7
   8.230% due 07/25/2025 (d)                             6,762             6,821
   7.500% due 09/25/2025                                   782               780
International Mortgage Acceptance Corp.
  12.250% due 03/01/2014                                   255               291
J.P. Morgan Commercial Mortgage Finance Corp.
   8.230% due 02/25/2028                                 1,615             1,617
   6.530% due 01/15/2030                                20,000            19,545
Kidder Peabody Acceptance Corp.
   8.310% due 09/25/2024 (d)                             7,392             7,417
LB Mortgage Trust
   8.400% due 01/20/2017                                38,879            40,339
Mellon Residential Funding Corp.
   6.500% due 02/25/2028                                10,000             8,663
   6.350% due 06/25/2028                                22,000            21,585
   6.110% due 01/25/2029                                23,900            22,922
   6.570% due 07/25/2029                                44,000            42,688
   6.580% due 07/25/2029                                55,500            54,805
   6.460% due 07/25/2029                                 6,631             6,602
Merrill Lynch Mortgage Investors, Inc.
   7.000% due 06/15/2021                                 2,182             2,187
   7.150% due 06/15/2021 (d)                             4,694             4,617
   7.410% due 06/15/2021 (d)                             4,404             4,340
   6.950% due 06/18/2029                                36,420            36,421
Midland Realty Acceptance Corp.
   7.020% due 01/25/2029                                19,667            19,552
MLCC Mortgage Investors, Inc.
   6.870% due 09/15/2026 (d)                            18,580            18,556
Morgan Stanley Capital
   6.860% due 05/15/2006                                 2,041             2,037
   6.190% due 01/15/2007                                20,866            20,449
   6.160% due 04/03/2009                                13,464            13,058
   7.460% due 02/15/2020                                11,450            11,640
   6.590% due 10/03/2030                                 6,612             6,546
Morgan Stanley, Dean Witter, Discover and Co.
   6.850% due 07/25/2027 (d)                               677               673
Mortgage Capital Funding, Inc.
   7.800% due 04/15/2006                                   500               510
   7.010% due 09/20/2006                                15,545            15,399
   7.600% due 05/25/2027                                12,959            13,133
NationsBanc Montgomery Funding Corp.
   6.750% due 06/25/2028                                10,000             9,419
   6.500% due 07/25/2028                                14,470            13,325
   6.750% due 08/25/2028                                20,009            18,191
   6.250% due 10/25/2028                                 2,000             1,804
Nationslink Funding Corp.
   5.810% due 02/10/2001                                14,502            14,444
   6.330% due 10/22/2004                                 6,542             6,447
   6.650% due 02/10/2006                                12,124            11,968
   6.970% due 04/10/2007 (d)                             7,417             7,419
Nomura Asset Securities Corp.
   8.490% due 05/25/2024 (d)                             1,701             1,743
Norwest Asset Securities Corp.
   6.750% due 12/25/2012                                16,624            16,427
   6.500% due 06/25/2013                                 3,129             3,059
   7.500% due 03/25/2027                                 1,943             1,938
   6.750% due 09/25/2027                                 2,957             2,899

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)

   6.350% due 04/25/2028                           $     1,747     $       1,733
   6.750% due 05/25/2028                                 5,000             4,587
   6.250% due 08/25/2028                                 4,355             4,307
   6.250% due 09/25/2028                                   418               377
   6.750% due 10/25/2028                                18,215            17,208
   6.500% due 12/25/2028                                20,000            18,448
   6.500% due 01/25/2029                                   373               279
   6.500% due 02/25/2029                                67,312            62,208
   6.500% due 04/25/2029                                26,751            24,622
   6.300% due 04/25/2029                                 8,082             7,847
   6.200% due 04/25/2029                                77,385            74,553
   5.950% due 04/25/2029                               111,948           108,611
   6.000% due 05/25/2029                                19,713            19,332
   6.250% due 05/25/2029                                   504               485
   6.500% due 06/25/2029                                46,178            42,395
   6.750% due 08/25/2029                                 1,267             1,255
   7.000% due 09/25/2029                                 3,451             2,888
   6.500% due 10/25/2029                                 1,980             1,824
   7.000% due 11/25/2029                                14,870            14,238
   7.250% due 02/25/2030                                19,756            18,206
PaineWebber Mortgage
   6.000% due 04/25/2009                                11,951            11,435
PHH Mortgage Services Corp.
   7.180% due 11/18/2027                                   956               911
PNC Mortgage Securities Corp.
   6.750% due 06/25/2016                                10,346            10,242
   7.000% due 10/25/2027                                36,034            34,747
   6.750% due 12/25/2027                                 7,230             6,507
   6.990% due 02/25/2028                                 9,574             9,358
   6.500% due 02/25/2028                                 1,221             1,213
   7.000% due 02/25/2028                                25,604            24,686
   6.630% due 03/25/2028                                 1,750             1,723
   7.000% due 05/25/2028                                 6,422             6,373
   6.550% due 07/25/2028                                24,500            24,240
   6.750% due 07/25/2028                                 3,527             3,326
   6.750% due 09/25/2028                                 3,996             3,766
   6.750% due 10/25/2028                                26,133            24,476
   6.750% due 12/25/2028                                21,709            20,402
   6.500% due 01/25/2029                                   999               922
   6.250% due 01/25/2029                                 9,263             8,352
   6.300% due 03/25/2029                                10,000             9,051
   6.500% due 06/25/2029                                48,600            44,628
   6.200% due 06/25/2029                                50,581            49,496
   7.750% due 07/25/2030                                78,448            78,300
   7.500% due 09/29/2030                                   500               501
Potomac Gurnee Finance Corp.
   6.890% due 12/21/2026                                    47                46
Prudential Bache
   6.710% due 09/01/2018 (d)                               215               212
   8.400% due 03/20/2021                                 5,974             6,120
Prudential Home Mortgage Securities
   7.000% due 01/25/2008                                23,860            23,644
   6.750% due 08/25/2008                                   414               412
   6.400% due 04/25/2009                                   697               692
   6.950% due 11/25/2022                                   222               204
   7.000% due 07/25/2023                                11,428            11,321
   6.750% due 10/25/2023                                 9,611             7,958
   5.900% due 12/25/2023                                 5,036             4,965
   6.050% due 04/25/2024                                 2,546             2,520
   6.800% due 05/25/2024                                10,970             9,175
   6.450% due 11/25/2025                                 5,264             4,584
Prudential Securities Secured Financing Corp.
   6.070% due 01/15/2008                                12,480            12,061
   6.960% due 06/15/2008                                20,592            20,555
PSB Financial Corp.
  11.050% due 12/01/2015                                   440               448
Resecuritization Mortgage Trust
   6.750% due 06/19/2028                                18,235            17,146
Residential Accredit Loans, Inc.
   7.450% due 04/25/2023                                   960               956
   7.500% due 08/25/2027                                15,000            14,866
   6.500% due 02/25/2028                                20,616            20,459
   7.000% due 02/25/2028                                41,115            39,716

90 See accompanying notes

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
   6.500% due 12/25/2028                           $       400     $         369
   6.500% due 05/25/2029                                 3,000             2,765
   6.750% due 06/25/2029                                 1,576             1,543
   7.000% due 07/25/2029                                   468               462
   7.750% due 03/25/2030                                 4,389             4,418
Residential Asset Securitization Trust
   7.000% due 03/25/2027                                    10                10
   7.380% due 03/25/2027                                 5,142             5,026
   7.000% due 10/25/2027                                19,541            19,097
   7.000% due 01/25/2028                                20,000            18,906
   6.750% due 06/25/2028                                14,914            14,701
   6.500% due 12/25/2028                                 1,250             1,132
   6.500% due 03/25/2029                                22,700            21,416
   7.320% due 09/25/2030 (d)                            16,648            16,768
Residential Funding Mortgage Securities, Inc.
   7.000% due 08/25/2008                                 5,237             5,215
   7.500% due 09/25/2011                                14,406            14,493
   7.000% due 05/25/2012                                 3,095             3,050
   6.500% due 12/25/2012                                21,417            20,597
   7.750% due 09/25/2022                                   417               418
   8.000% due 01/25/2023                                 2,725             2,745
   8.000% due 02/25/2023                                 9,675             9,764
   6.500% due 11/25/2023                                 1,660             1,504
   6.000% due 03/25/2024                                 1,418             1,408
   7.500% due 09/25/2025                                11,897            11,899
   7.500% due 12/25/2025                                   944               947
   7.750% due 11/25/2026                                 9,000             9,122
   7.500% due 04/25/2027                                 6,217             6,160
   7.500% due 06/25/2027                                53,035            52,584
   7.500% due 07/25/2027                                25,265            25,405
   7.250% due 08/25/2027                                16,000            15,602
   7.250% due 10/25/2027                                42,033            40,796
   7.000% due 11/25/2027                                17,000            16,291
   6.750% due 02/25/2028                                12,742            12,486
   6.750% due 05/25/2028                                60,741            56,513
   6.750% due 06/25/2028                                69,960            65,112
   6.750% due 07/25/2028                                 9,000             8,471
   6.750% due 08/25/2028                                10,000             9,347
   6.750% due 09/25/2028                                66,493            62,546
   6.500% due 10/25/2028                                52,000            47,981
   6.250% due 11/25/2028                                 3,000             2,716
   6.500% due 12/25/2028                                23,400            21,578
   6.500% due 01/25/2029                                72,314            66,473
   6.500% due 03/25/2029                                 6,980             6,500
   6.200% due 05/25/2029                                66,252            65,527
   6.500% due 06/25/2029                                11,335             8,559
   6.750% due 07/25/2029                                22,600            21,152
   7.000% due 10/25/2029                                25,260            24,140
   7.500% due 11/25/2029                                12,338            11,890
Resolution Trust Corp.
   8.690% due 08/25/2021                                 6,609             6,582
   8.140% due 10/25/2021 (d)                               142               141
   5.570% due 10/25/2021 (d)                               133               130
   8.630% due 10/25/2021                                   129               129
   8.710% due 05/25/2022 (d)                             1,356             1,329
   8.630% due 08/25/2023 (d)                             1,850             1,853
   8.840% due 12/25/2023                                 3,300             3,372
   9.450% due 05/25/2024                                 1,431             1,425
   8.000% due 04/25/2025                                   167               161
   8.000% due 06/25/2026                                   253               248
   8.170% due 10/25/2028 (d)                             5,276             5,399
   7.420% due 10/25/2028 (d)                            13,604            13,501
   7.510% due 05/25/2029 (d)                             2,670             2,675
   7.030% due 05/25/2029 (d)                             2,631             2,588
RMF Commercial Mortgage Securities, Inc.
   6.720% due 01/15/2019                                   235               229
Ryan Mortgage Acceptance Corp.
   9.450% due 10/01/2016                                    78                81
Ryland Acceptance Corp.
  11.500% due 12/25/2016                                    84                90
   8.200% due 09/25/2022                                    17                17
Ryland Mortgage Securities Corp.
   8.200% due 06/25/2021                                    35                35
   8.430% due 08/25/2022 (d)                             1,803             1,810
   8.020% due 08/25/2029 (d)                             2,089             2,101
   7.240% due 10/25/2031 (d)                             3,035             3,018
Salomon Brothers Mortgage Securities
   9.110% due 07/01/2024 (d)                             4,110             4,135
   6.960% due 04/25/2029 (d)                            21,863            21,881
   7.000% due 04/25/2029 (d)                             7,709             7,701
   6.920% due 06/25/2029 (d)                            40,316            40,319
   7.020% due 09/25/2029 (d)                               398               400
Salomon Smith Barney Holdings, Inc.
   6.630% due 07/01/2002                                    55                55
Santa Barbara Savings
   9.500% due 11/20/2018                                 2,032             2,058
Saxon Mortgage
   6.250% due 04/25/2009                                 3,169             3,136
   6.500% due 02/25/2024                                 1,820             1,795
   9.070% due 09/25/2024 (d)                             3,159             3,187
Sears Mortgage Securities
   6.280% due 12/25/2028                                   281               274
Securitized Asset Sales, Inc.
   8.500% due 10/25/2023 (d)                             1,375             1,370
   8.510% due 12/26/2023 (d)                               745               753
   7.410% due 09/25/2024 (d)                             9,900             9,944
Security Pacific National Bank
   6.380% due 03/25/2018 (d)                                86                83
Sequoia Mortgage Trust
   6.350% due 09/25/2025 (d)                             6,000             5,847
Small Business Investment Co.
   7.540% due 08/10/2009                                75,600            77,349
   8.020% due 02/10/2010                               102,039           107,158
   7.640% due 03/10/2010                                69,731            71,581
   7.450% due 09/01/2010                                15,860            15,884
Southern Pacific Secured Assets Corp.
   6.790% due 07/25/2029 (d)                            39,853            39,621
Starwood Commercial Mortgage
   6.600% due 02/03/2009                                11,556            11,404
Structured Asset Mortgage Investments, Inc.
   6.750% due 03/25/2028                                22,519            21,209
   6.910% due 06/25/2028 (d)                            37,724            36,711
   6.250% due 11/25/2028                                14,878            13,452
   6.750% due 01/25/2029                                10,000             9,395
   6.300% due 05/25/2029                                18,419            17,976
   6.580% due 06/25/2029 (d)                            30,039            28,797
   7.250% due 07/25/2029                                23,718            23,660
   7.230% due 02/25/2030                                   955               939
Structured Asset Notes Transactions Ltd.
   6.650% due 08/30/2005                                18,771            18,114
Structured Asset Securities Corp.
   7.000% due 12/25/2027                                51,500            48,812
Superannuation Members Home Loans Global Fund
   7.020% due 06/15/2026 (d)                            19,900            19,894
TMA Mortgage Funding Trust
   7.000% due 01/25/2029 (d)                            28,816            28,816
Union Planters Mortgage Finance Corp.
   6.750% due 01/25/2028                                 4,000             3,668
   6.800% due 01/25/2028                                15,000            14,498
Vendee Mortgage Trust
   7.750% due 03/15/2016                                   104               103
   7.500% due 08/15/2017                                   333               334
   7.750% due 05/15/2018                                   550               555
   6.500% due 05/15/2020                                28,750            27,199
   6.830% due 01/15/2030                                16,470            16,111
Washington Mutual
   6.780% due 07/26/2003 (d)                           155,246           155,199
Western Federal Savings & Loan
   7.930% due 06/25/2021 (d)                             3,229             3,229
                                                                   -------------
                                                                       7,986,226
                                                                   =============
Federal Home Loan Mortgage Corporation 2.4%
   5.000% due 10/15/2020                                 1,000               958
   5.500% due 04/01/2001-10/14/2029 (k)                  3,113             2,863
   5.750% due 08/15/2020                                   300               295
   5.900% due 12/01/2026 (d)                             5,871             5,751

                                                       See accompanying notes 91

Total Return Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
   6.000% due 12/01/2000-10/16/2030 (k)            $   282,314     $     264,740
   6.500% due 07/01/2001-05/01/2029 (k)                167,130           155,382
   6.540% due 11/01/2026 (d)                             6,846             6,831
   6.720% due 11/01/2028 (d)                            23,564            23,205
   6.750% due 01/17/2025                                 8,349             8,304
   6.780% due 11/01/2003                                    68                67
   6.930% due 07/01/2025 (d)                             6,508             6,588
   7.000% due 10/01/2002-11/12/2030 (k)                113,851           111,878
   7.280% due 09/01/2027 (d)                             2,796             2,782
   7.370% due 10/01/2023 (d)                               881               900
   7.390% due 10/01/2023 (d)                             1,546             1,579
   7.400% due 10/25/2023 (d)                            14,975            15,449
   7.500% due 09/01/2001-02/01/2030 (d)(k)              13,182            13,303
   7.630% due 06/01/2017-01/01/2019 (d)(k)                  26                27
   7.650% due 05/01/2025                                 2,390             2,450
   7.670% due 04/01/2029 (d)                             1,266             1,302
   7.750% due 04/01/2007-04/01/2017 (d)(k)                  50                49
   7.790% due 04/01/2024 (d)                             6,520             6,679
   7.810% due 07/01/2030 (d)                           140,578           141,539
   7.820% due 08/01/2023 (d)                             8,540             8,764
   7.890% due 08/01/2023-01/01/2024 (d)(k)                 414               426
   7.910% due 06/01/2024 (d)                             1,025             1,051
   8.000% due 01/01/2002-09/01/2018 (k)                  2,854             2,883
   8.040% due 07/01/2024 (d)                             1,429             1,464
   8.190% due 09/01/2023 (d)                             1,499             1,518
   8.250% due 08/01/2007-05/01/2023 (d)(k)               1,778             1,804
   8.260% due 07/01/2022 (d)                               937               960
   8.320% due 09/01/2023 (d)                             9,655             9,896
   8.330% due 04/01/2023 (d)                               440               448
   8.340% due 07/01/2023 (d)                               521               530
   8.360% due 10/01/2023 (d)                               438               445
   8.420% due 05/01/2023-08/01/2023 (d)(k)               5,971             6,126
   8.450% due 08/01/2023-11/01/2023 (d)(k)               2,537             2,601
   8.480% due 11/01/2023 (d)                               143               142
   8.500% due 09/01/2001-11/01/2024 (k)                  5,047             5,181
   8.510% due 10/01/2023 (d)                             1,429             1,469
   8.520% due 05/01/2027 (d)                               634               652
   8.580% due 09/01/2023 (d)                             2,307             2,376
   8.610% due 08/01/2024 (d)                               207               213
   8.630% due 08/01/2023 (d)                               390               393
   8.690% due 11/01/2023 (d)                               344               346
   8.750% due 02/01/2001-12/01/2010 (k)                    107               107
   8.900% due 11/15/2020                                11,207            11,674
   9.000% due 01/01/2002-09/15/2020 (k)                    532               547
   9.250% due 06/01/2009-11/01/2013 (k)                     99               100
   9.500% due 08/01/2001-12/01/2022 (k)                  1,234             1,283
   9.750% due 03/01/2001-05/01/2009 (k)                     45                46
  10.000% due 06/01/2004-03/01/2021 (k)                    930               971
  10.100% due 09/01/2016                                   241               256
  10.250% due 03/15/2009-05/01/2009 (k)                  1,091             1,159
  10.500% due 10/01/2017-01/01/2021 (k)                    376               403
  11.000% due 11/01/2009-05/01/2020 (k)                    639               684
  11.250% due 10/01/2009-09/01/2015 (k)                     92               100
  11.500% due 01/01/2018                                    72                79
  12.500% due 12/01/2012                                    16                18
  13.250% due 10/01/2013                                    79                89
  14.000% due 04/01/2016                                    19                21
  15.500% due 08/01/2011-11/01/2011 (k)                     13                15
  16.250% due 05/01/2011                                     3                 3
                                                                   -------------
                                                                         840,164
                                                                   =============
Federal Housing Administration 1.4%
   6.000% due 03/20/2028                                 1,739             1,629
   6.500% due 02/15/2001-03/01/2040 (k)                  5,956             5,802
   6.630% due 05/28/2039-07/01/2040 (k)                  3,091             2,905
   6.750% due 07/15/2001                                 2,706             2,595
   6.760% due 06/25/2039-03/01/2041 (k)                 16,214            15,032
   6.780% due 07/25/2040                                 7,653             7,333
   6.790% due 05/01/2039                                10,902            10,677
   6.830% due 12/01/2039                                 3,497             3,316
   6.880% due 11/01/2015-02/01/2041 (k)                 24,874            23,656
   6.900% due 07/01/2020-12/01/2040 (k)                 47,399            45,466
   6.930% due 07/01/2014-01/01/2036 (k)                 17,075            16,620
   7.000% due 11/15/2040                                   174               167
   7.050% due 03/25/2040                                 4,516             4,359
   7.130% due 03/01/2034                                 4,411             4,322
   7.210% due 12/01/2021                                 2,700             2,691
   7.250% due 06/01/2040                                 8,304             8,067
   7.310% due 06/01/2041                                23,567            22,800
   7.320% due 05/01/2019-08/01/2019 (k)                 37,511            36,697
   7.350% due 11/01/2022                                 6,028             5,985
   7.380% due 02/01/2018-01/01/2024 (k)                 16,589            16,446
   7.400% due 02/01/2021                                 2,191             2,187
   7.430% due 12/01/2016-05/01/2025 (k)                116,022           115,566
   7.450% due 12/01/2021                                11,589            11,578
   7.470% due 11/01/2019                                29,797            29,742
   7.500% due 03/01/2032-09/30/2039 (k)                  6,672             6,569
   7.580% due 04/01/2040-12/01/2040 (k)                  7,616             7,507
   7.630% due 08/01/2041                                17,747            17,552
   7.650% due 11/01/2018-11/01/2040 (k)                  7,559             7,519
   7.700% due 03/15/2041                                 2,720             2,697
   7.750% due 11/15/2039                                 3,100             3,073
   7.880% due 12/01/2039-03/01/2041 (k)                 13,423            13,479
   7.930% due 05/01/2016                                 1,903             1,906
   8.250% due 10/29/2023-01/01/2041 (k)                  9,512             9,675
   8.380% due 11/01/2012                                   255               260
   8.630% due 08/15/2030                                34,293            35,457
                                                                   -------------
                                                                         501,332
                                                                   =============
Federal National Mortgage Association 4.4%
   4.750% due 11/14/2003                                   250               238
   5.000% due 12/25/2021-04/18/2027 (k)                  2,000             1,823
   5.500% due 03/01/2013-12/01/2028 (k)                 20,616            18,641
   5.920% due 11/01/2035 (d)                                 0                 0
   6.000% due 12/01/2000-10/16/2030 (k)                377,190           352,973
   6.090% due 12/01/2008                                    49                47
   6.180% due 04/01/2027 (d)                               110               109
   6.250% due 07/25/2007                                    83                83
   6.280% due 09/01/2029 (d)                               608               583
   6.340% due 09/01/2017-09/01/2024 (d)(k)               6,014             5,883
   6.390% due 05/25/2036                                29,534            25,210
   6.420% due 12/01/2007                                   150               146
   6.450% due 09/25/2016                                 3,380             3,355
   6.500% due 04/01/2003-06/17/2038 (k)                 60,401            55,193
   6.580% due 04/01/2026 (d)                             1,111             1,105
   6.600% due 12/01/2003-09/25/2018 (k)                  1,993             1,980
   6.630% due 12/01/2027 (d)                             8,174             8,137
   6.690% due 08/01/2027 (d)                            39,409            39,604
   6.750% due 08/01/2003                                   223               222
   6.840% due 07/01/2003                                    62                61
   6.920% due 10/01/2027 (d)                             4,427             4,442
   6.950% due 03/25/2026                                   273               271
   7.000% due 07/01/2001-10/16/2030 (k)                550,197           539,989
   7.250% due 05/01/2002-01/01/2023 (k)                 10,183            10,064
   7.350% due 09/01/2027 (d)                             1,815             1,849
   7.410% due 11/01/2023 (d)                               881               901
   7.450% due 11/01/2023 (d)                               166               170
   7.470% due 12/01/2023 (d)                               166               169
   7.480% due 01/01/2024-07/01/2030 (d)(k)               2,742             2,777
   7.500% due 10/01/2002-05/01/2030 (k)                 14,581            14,678
   7.540% due 10/01/2023 (d)                               345               355
   7.550% due 05/01/2023 (d)                             2,224             2,238
   7.560% due 12/01/2023 (d)                               882               898
   7.570% due 01/01/2024 (d)                               395               405
   7.630% due 09/01/2022 (d)                               958               978
   7.660% due 02/01/2026 (d)                               550               565
   7.680% due 12/01/2023 (d)                             1,052             1,089
   7.690% due 01/01/2024 (d)                               431               441
   7.700% due 03/01/2025 (d)                             2,940             3,026
   7.730% due 11/01/2025 (d)                             2,003             2,058
   7.750% due 06/01/2009-01/01/2026 (d)(k)               1,448             1,485
   7.780% due 01/01/2018                                 2,239             2,377
   7.790% due 09/01/2023-08/01/2027 (d)(k)               3,947             4,053
   7.810% due 11/01/2025 (d)                             1,236             1,270
   7.850% due 07/01/2018-01/01/2024 (d)(k)               6,849             7,310
   7.890% due 03/01/2026 (d)                             1,979             2,041
   7.900% due 09/01/2025 (d)                             1,560             1,585
   7.920% due 03/01/2018                                 2,755             2,960
   7.930% due 09/01/2022 (d)                             1,165             1,181
   7.980% due 05/01/2030                                 6,704             6,843

92 See accompanying notes

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
   8.000% due 09/01/2001-10/16/2030 (k)            $   367,700     $     372,519
   8.020% due 11/01/2025 (d)                             3,478             3,580
   8.060% due 04/01/2030                                 1,861             1,877
   8.080% due 04/01/2030                                 1,018             1,028
   8.120% due 07/01/2024 (d)                             4,245             4,357
   8.160% due 09/01/2024 (d)                             1,410             1,441
   8.250% due 10/01/2008-03/01/2030 (k)                  2,247             2,406
   8.320% due 05/01/2026 (d)                               577               597
   8.490% due 06/01/2025                                   997             1,020
   8.500% due 07/01/2001-08/01/2026 (k)                  3,079             3,149
   8.560% due 05/01/2024 (d)                             2,375             2,460
   9.000% due 10/01/2004-12/01/2027 (k)                  9,369             9,756
   9.250% due 10/01/2001                                     2                 2
   9.500% due 12/01/2006-07/01/2026 (k)                  9,370             9,692
   9.750% due 11/01/2008                                    58                61
  10.000% due 09/01/2003-05/01/2022 (k)                  1,085             1,146
  10.500% due 01/01/2016-04/01/2022 (k)                    533               570
  10.750% due 03/01/2014                                    24                26
  11.000% due 09/01/2019-11/01/2020 (k)                    122               133
  11.500% due 08/20/2016-11/01/2019 (k)                     82                90
  12.000% due 05/01/2016                                     9                10
  12.500% due 10/01/2015                                    29                32
  13.000% due 09/01/2013                                    29                33
  13.250% due 09/01/2011                                    12                14
  14.500% due 11/01/2011-01/01/2013 (k)                     44                49
  14.750% due 08/01/2012                                   167               194
  15.000% due 10/01/2012                                    86               101
  15.500% due 10/01/2012-12/01/2012 (k)                     16                19
  15.750% due 12/01/2011-08/01/2012 (k)                     96               112
  16.000% due 09/01/2012                                   108               123
                                                                   -------------
                                                                       1,550,458
                                                                   =============
Government National Mortgage Association 42.0%
   5.000% due 06/20/2022 (d)                               327               330
   5.500% due 06/20/2026-10/23/2030 (d)(k)              70,410            67,522
   5.650% due 10/15/2012                                    11                10
   6.000% due 10/15/2008-10/23/2030 (d)(k)           1,945,726         1,831,839
   6.380% due 05/20/2027 (d)                             2,430             2,447
   6.500% due 05/15/2001-10/15/2038 (d)(k)           5,403,660         5,203,229
   6.630% due 01/15/2040                                 9,612             9,163
   6.670% due 10/15/2001-07/16/2038 (k)                  1,036             1,010
   6.750% due 07/15/2001-06/20/2028 (d)(k)             411,113           411,178
   6.800% due 09/15/2001-10/15/2040 (k)                  3,000             2,952
   6.820% due 09/15/2001-10/15/2040 (k)                 16,978            16,955
   6.880% due 02/20/2016-02/15/2040 (d)(k)               1,187             1,156
   7.000% due 10/15/2001-10/23/2030 (d)(k)           2,305,309         2,271,274
   7.120% due 02/16/2030 (d)                            13,093            13,154
   7.130% due 12/20/2017-12/20/2027 (d)(k)             346,703           349,453
   7.250% due 08/24/2024-08/20/2027 (d)(k)                 325               327
   7.380% due 05/20/2017-05/20/2028 (d)(k)             501,835           505,641
   7.500% due 01/15/2003-10/23/2030 (k)              2,917,919         2,925,968
   7.700% due 02/15/2002                                 4,034             4,013
   7.750% due 07/15/2001                                 3,958             3,942
   7.880% due 04/20/2023 (d)                               338               342
   8.000% due 05/15/2001-10/23/2030 (k)              1,228,446         1,248,773
   8.130% due 07/15/2001-12/01/2039 (k)                  3,681             3,684
   8.250% due 08/15/2004-05/15/2022 (k)                    414               423
   8.500% due 06/15/2001-10/23/2030 (k)                 50,513            51,899
   8.750% due 03/15/2007-07/15/2007 (k)                     92                95
   9.000% due 06/15/2001-07/20/2022 (k)                  5,271             5,529
   9.250% due 07/15/2003-12/20/2016 (k)                    166               170
   9.500% due 04/15/2001-08/15/2023 (k)                  4,631             4,857
   9.750% due 09/15/2002-07/15/2004 (k)                     80                82
  10.000% due 04/15/2001-02/15/2025 (k)                  5,288             5,612
  10.250% due 02/20/2019                                    22                23
  10.500% due 06/15/2004-09/15/2021 (k)                    655               702
  11.000% due 01/15/2001-03/15/2019 (k)                    212               229
  11.250% due 03/15/2001-12/20/2015 (k)                     35                38
  11.500% due 10/15/2010-10/15/2013 (k)                     48                52
  12.000% due 11/15/2012-05/15/2016 (k)                    228               258
  12.500% due 01/15/2011                                     1                 1
  13.000% due 12/15/2012-10/15/2014 (k)                     20                21
  13.250% due 10/20/2014                                    19                22
  13.500% due 10/15/2012-09/15/2014 (k)                     78                89
  15.000% due 02/15/2012-10/15/2012 (k)                     97               113
  16.000% due 10/15/2011-05/15/2012 (k)                    197               236
  17.000% due 11/15/2011-12/15/2011 (k)                     60                72
                                                                   -------------
                                                                      14,944,885
                                                                   =============
Other Mortgage-Backed Securities 0.6%
Bank of America Corp.
   9.000% due 03/01/2008                                    34                35
CDC Depositor Trust I
   7.050% due 01/15/2003 (d)                            19,302            19,231
Citibank, NA
   8.000% due 07/25/2018                                    41                42
Commercial Mortgage Asset Trust
   6.640% due 09/17/2010                                   455               439
Countrywide Funding Corp.
   6.750% due 03/25/2024                                12,260            10,528
DBL Mortgage Funding
   9.500% due 08/01/2019                                     5                 5
Federal Home Loan Mortgage Corp.
  11.880% due 06/15/2013                                    97               102
FFCA Secured Lending Corp.
   7.850% due 05/18/2017                                28,900            28,872
First Interstate Bancorp
   9.130% due 01/01/2009 (d)(l)                             10                10
General Electric Capital Mortgage Services, Inc.
   7.250% due 07/25/2011                                 1,550             1,544
General Electric Credit Corp.
   8.000% due 03/01/2002 (l)                                 4                 4
German American Capital Corp.
   8.360% due 09/30/2002                                   462               445
   4.310% due 07/01/2018 (d)                             8,197             8,014
Guardian Savings & Loan Assn.
   6.910% due 12/25/2018 (d)                                20                20
Home Savings of America
   8.460% due 08/01/2006                                    45                44
   6.100% due 05/25/2027 (d)                             2,589             2,522
   6.440% due 08/20/2029 (d)                            23,756            23,240
Imperial Savings & Loan
   8.230% due 01/25/2017 (d)                                59                59
   8.850% due 07/25/2017 (d)                               219               218
LTC Commercial Corp.
   7.100% due 11/28/2012                                 3,187             3,191
Merrill Lynch Mortgage
   7.770% due 06/15/2021 (d)                               978               959
Mid-State Trust
   8.330% due 04/01/2030                                64,877            66,850
Morgan Stanley Mortgage Trust
   8.150% due 07/20/2021                                     2                 2
Resolution Trust Corp.
   6.930% due 05/25/2029 (d)                             3,190             3,186
Ryland Acceptance Corp.
  14.000% due 11/25/2031                                   763               798
Salomon Brothers Mortgage Securities
  11.500% due 09/01/2015                                   735               740
   8.400% due 11/25/2022 (d)                               508               511
Sasco Floating Rate Commercial Mortgage
   7.020% due 11/20/2001 (d)                            54,440            54,536
Sears Mortgage
  12.000% due 02/25/2014                                   542               560
   7.430% due 10/25/2022 (d)                             1,844             1,865
                                                                   -------------
                                                                         228,572
                                                                   =============
Stripped Mortgage-Backed Securities 0.0%
Bear Stearns Mortgage Securities, Inc. (IO)
   7.200% due 07/25/2024                                   301                29
Chase Mortgage Finance Corp. (IO)
   9.000% due 08/25/2023                                   150                 4
Collateralized Mortgage Obligation Trust (PO)
   0.000% due 04/23/2017                                    12                10
Federal Home Loan Mortgage Corp. (IO)
   6.500% due 08/15/2006                                    89                 1
   6.500% due 11/15/2006                                   232                 2
   6.500% due 03/15/2007                                   164                 1
   5.750% due 09/15/2007 (d)                             5,084               304

                                                       See accompanying notes 93

Total Return Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
   6.000% due 10/15/2007                           $       179     $          12
   6.000% due 01/15/2008                                    85                 4
   5.430% due 02/15/2008 (d)                               519                40
   6.400% due 10/15/2008                                    61                 6
   0.000% due 08/15/2016                                    75                 0
   6.500% due 08/15/2017                                    65                 0
   7.000% due 04/15/2018                                   640                30
   7.500% due 08/15/2018                                    15                 0
   8.850% due 01/15/2021                                     2                34
   9.000% due 05/15/2022                                    94                24
   6.500% due 09/15/2023                                   277                33
Federal National Mortgage Association (IO)
   6.500% due 05/25/2005                                   679                69
   6.500% due 07/25/2006                                   410                16
   7.270% due 09/25/2006                                     2                14
   6.500% due 02/25/2007                                 1,102                59
   6.500% due 07/25/2007                                   218                 9
   6.500% due 09/25/2007                                 1,461                83
   6.500% due 10/25/2007                                   407                22
   0.100% due 03/25/2009 (d)                            23,966               407
   6.500% due 08/25/2020                                 2,649               185
  10.070% due 01/25/2021                                     0                 3
   7.500% due 04/25/2021                                 1,486               226
   9.030% due 08/25/2021                                     5               147
   0.950% due 11/25/2021 (d)                            22,673               362
   6.500% due 10/25/2022                                   122                11
   6.500% due 01/25/2023                                 2,726               430
   3.660% due 02/25/2023 (d)                            12,307               579
Federal National Mortgage Association (PO)
   0.000% due 09/01/2007                                   667               544
   0.000% due 02/25/2021                                   204               202
   0.000% due 06/25/2022                                   317               308
   0.000% due 08/25/2023                                   295               199
PaineWebber (IO)
  13.600% due 08/01/2019                                     1                36
Vendee Mortgage Trust (IO)
   0.540% due 06/15/2023 (d)                           150,746             2,633
                                                                   -------------
                                                                           7,078
                                                                   -------------
Total Mortgage-Backed Securities                                      26,058,715
(Cost $25,944,931)                                                 =============

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES 8.2%
--------------------------------------------------------------------------------
Advanta Mortgage Loan Trust
   6.820% due 05/25/2027 (d)                               667               665
   7.020% due 08/25/2029 (d)                             2,709             2,719
   8.250% due 08/25/2030                                 7,954             8,147
Advanta Revolving Home Equity Loan Trust
   6.990% due 01/25/2024 (d)                            27,010            27,099
   6.870% due 08/25/2024 (d)                            22,782            22,798
   6.870% due 02/25/2025 (d)                            15,436            15,430
Aerco Ltd.
   7.090% due 07/15/2025 (d)                            38,200            38,204
Aesop Funding LLC
   6.570% due 11/20/2006                                15,000            15,000
AFC Home Equity Loan Trust
   7.350% due 10/25/2026 (d)                             1,628             1,634
Allied Waste Industries, Inc.
   9.440% due 07/30/2006                                24,774            24,039
   9.690% due 07/30/2007 (d)                             4,955             4,808
   9.750% due 07/30/2007 (d)                             3,964             3,846
   9.690% due 07/30/2007 (d)                            20,809            20,193
American Express Credit Account Master Trust
   6.800% due 12/15/2003                                 1,500             1,502
American Express Master Trust
   7.850% due 08/15/2005                                   220               227
American Stores Co.
   7.280% due 08/30/2004                                20,000            19,776
Americredit Automobile Receivable Trust
   6.540% due 05/12/2001                                   119               119
   5.300% due 10/12/2002                                 8,246             8,221
   5.780% due 05/12/2003                                43,000            42,672
Amresco Residential Securities Mortgage Loan Trust
   6.820% due 10/25/2027 (d)                             1,032             1,033
   6.780% due 05/25/2028 (d)                             7,676             7,671
Arcadia Automobile Receivables Trust
   6.250% due 09/15/2002                                23,250            23,247
   5.900% due 11/15/2002                                 7,449             7,442
   6.300% due 07/15/2003                                26,025            25,922
   6.900% due 12/15/2003                                19,431            19,482
Associates Manufactured Housing
   7.000% due 03/15/2027                                 3,675             3,676
Banc One Home Equity Trust
   6.460% due 06/25/2029                                14,711            14,643
Bank One Heloc Trust
   6.880% due 04/20/2020 (d)                            44,075            44,119
BankBoston Home Equity Loan Trust
   6.280% due 11/25/2010                                    43                43
Bayview Financial Acquisition Trust
   7.170% due 02/25/2029 (d)                             4,928             4,945
   7.030% due 02/25/2030 (d)                            22,638            22,511
   7.010% due 07/25/2030 (d)                            68,003            68,003
BMCA Receivables Master Trust
   6.840% due 09/20/2002 (d)                            12,000            11,993
Brazos Student Loan Finance Co.
   6.900% due 06/01/2023 (d)                            52,700            52,179
   7.170% due 12/01/2025 (d)                            41,215            41,362
Captec Franchise Trust
   7.890% due 10/15/2010                                 1,054             1,076
Champion Home Equity Loan Trust
   6.880% due 03/25/2029 (d)                             4,872             4,875
Charming Shoppes Master Trust
   7.070% due 08/15/2008 (d)                               250               252
Charter Commercial Holdings LLC
   9.240% due 03/31/2008                                22,000            21,971
Chase Credit Card Master Trust
   6.660% due 01/15/2007                                   645               644
Chase Funding Mortgage Loan Asset-Backed
Certificates
   6.840% due 10/25/2030 (d)                            58,500            58,500
Chase Manhattan Auto Owner Trust
   5.750% due 10/15/2001                                    28                28
Chase Manhattan Grantor Trust
   5.200% due 02/15/2002                                    50                50
   6.610% due 09/15/2002                                   564               565
CMC Securities Corp. IV
   7.250% due 11/25/2027                                 1,212             1,193
Community Program Loan Trust
   4.500% due 10/01/2018                                24,009            21,540
   4.500% due 04/01/2029                                26,000            19,151
Conseco Finance
   7.520% due 05/15/2014                                35,901            36,016
   6.290% due 10/15/2030                                 8,418             8,416
   6.990% due 10/15/2031 (d)                            29,503            29,594
Conseco Finance Home Loan Trust
   6.570% due 10/15/2006                                    26                26
   6.980% due 09/28/2030                                18,500            18,500
Conseco Finance Lease LLC
   7.250% due 04/20/2003                                25,000            25,107
Conseco Finance Securitizations Corp.
   7.180% due 07/15/2002                                23,524            23,153
   7.970% due 05/01/2032                                 5,000             5,070
   8.310% due 05/01/2032                                48,800            49,689
Contimortgage Home Equity Loan Trust
   6.790% due 10/15/2012 (d)                             1,361             1,362
   6.130% due 03/15/2013                                 1,584             1,580
   6.420% due 04/25/2014                                   286               285
   6.400% due 06/15/2014                                 2,000             1,993
   6.770% due 01/25/2018                                41,700            41,391
   6.990% due 03/15/2021                                   350               349
   6.930% due 11/25/2022                                36,800            36,618
   7.220% due 01/15/2028                                    80                80
   6.760% due 06/15/2028 (d)                             2,279             2,276
   6.830% due 08/15/2028 (d)                               243               242
Copelco Capital Funding Corp.
   6.340% due 07/20/2004                                     7                 7

94 See accompanying notes

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
CPS Auto Trust
   6.000% due 06/15/2002                           $       556     $         555
   6.000% due 08/15/2003                                    77                76
Cross Country Master Credit
   7.150% due 06/15/2006 (d)                               300               300
CS First Boston Mortgage Securities
Corp.
   6.750% due 09/25/2028                                 6,960             6,560
Daimler-Benz Vehicle Trust
   6.050% due 03/31/2005                                 1,962             1,956
Delta Air Lines Equipment Trust
   9.230% due 07/02/2002 (l)                             1,956             1,997
  10.500% due 01/02/2007 (l)                             6,167             6,833
  10.570% due 01/02/2007 (l)                            15,881            18,150
   9.550% due 01/02/2008 (l)                             7,773             8,271
  10.430% due 01/02/2011                                   960             1,053
  10.000% due 06/05/2013                                10,828            11,560
Delta Funding Home Equity Loan Trust
   6.140% due 03/15/2018                                26,242            26,139
   7.030% due 09/15/2029 (d)                            10,950            10,996
   6.940% due 06/15/2030 (d)                            34,344            34,427
Discover Card Master Trust
   7.000% due 10/16/2013 (d)                               400               404
Duck Auto Grantor Trust
   5.650% due 03/15/2004                                 4,854             4,799
   7.260% due 05/15/2005                                43,105            43,126
EQCC Home Equity Loan Trust
   6.050% due 01/25/2010                                   150               149
   6.550% due 04/25/2010                                   304               303
   5.820% due 10/15/2027 (d)                               785               784
   5.770% due 03/20/2029                                   150               149
Equivantage Home Equity Loan Trust
   6.550% due 10/25/2025                                    75                75
Federal Home Loan Mortgage Corp.
   6.750% due 08/15/2026 (d)                            56,100            56,100
Felco Funding LLC
   5.980% due 09/15/2001                                   175               177
Fidelity Equipment Lease Trust
   5.860% due 09/15/2001                                 8,481             8,453
First Alliance Mortgage Loan Trust
   7.000% due 03/20/2031 (d)                            14,818            14,827
First Merchants Auto Trust
   6.850% due 11/15/2002                                    14                14
First Omni Bank
   6.650% due 09/15/2003 (d)                             1,500             1,500
First Security Auto Grantor Trust
   6.100% due 04/15/2003                                   699               698
   5.970% due 04/15/2004                                   120               119
First Union Master Credit Card Trust
   6.630% due 09/15/2003                                88,750            88,845
First USA Credit Card Master Trust
   6.130% due 09/17/2003 (d)                               300               300
FMAC Loan Receivables Trust
   7.900% due 04/15/2019                                    20                20
   6.830% due 09/15/2020                                   680               626
   6.200% due 09/15/2020                                   261               253
   6.500% due 09/15/2020                                   237               216
Ford Credit Auto Owner Trust
   5.470% due 09/15/2001                                   175               174
   5.770% due 11/15/2001                                 8,771             8,762
   6.200% due 04/15/2002                                   407               407
Ford Motor Credit Corp.
   5.500% due 02/15/2003                                 5,300             5,278
Fred Meyer, Inc.
   7.380% due 03/19/2003 (d)                            12,405            12,269
GMAC Mortgage Corp. Loan
   7.010% due 11/18/2025 (d)                            42,817            42,886
   7.930% due 03/25/2030                                39,407            36,913
Green Tree Financial Corp.
   7.150% due 07/15/2027                                   221               221
   6.490% due 03/15/2028                                36,494            36,390
   6.420% due 11/15/2028                                 1,386             1,383
   5.850% due 11/01/2029                                    27                27
   6.870% due 04/01/2030                                 1,105               988
   6.660% due 06/01/2030                                 1,405             1,177
   5.600% due 12/01/2030                                   215               214
   5.510% due 02/01/2031                                   271               270
   7.860% due 04/01/2031                                   400               386
Green Tree Floorplan Receivables Master Trust
   6.970% due 11/15/2004 (d)                            46,000            46,098
Green Tree Home Equity Loan Trust
   5.590% due 02/15/2013                                    32                32
   6.040% due 06/15/2029                                    49                49
   5.990% due 07/15/2030                                   209               209
Green Tree Home Improvement Loan Trust
   5.910% due 08/15/2007                                    14                14
   7.270% due 09/15/2028 (d)                             4,162             4,155
   6.390% due 01/15/2029                                 1,945             1,945
Green Tree Lease Finance
   6.170% due 09/20/2005                                    56                56
Green Tree Recreational Equipment
   6.430% due 04/17/2006                                 3,234             3,229
Harley-Davidson Eaglemark
   5.250% due 07/15/2003                                    96                95
Headlands Home Equity Loan Trust
   7.270% due 12/15/2024 (d)                               529               532
HFC Home Equity Loan
   6.830% due 12/20/2016                                   282               281
Honda Auto Receivables Grantor
   5.950% due 05/15/2003                                    61                61
Household Consumer Loan Trust
   7.040% due 08/15/2006 (d)                            19,321            19,073
IMC Home Equity Loan Trust
   7.250% due 07/25/2026 (d)                               725               721
IMPAC Secured Assets CMN Owner
   7.770% due 07/25/2025                                 2,000             1,981
Independent National Mortgage Corp.
   8.250% due 05/25/2010                                   154               157
Indymac Home Equity Loan
   6.890% due 10/25/2029 (d)                             9,772             9,766
Indymac Manufactured Housing
   6.170% due 12/25/2011                                 5,019             4,973
Long Beach Acceptance Auto
   6.940% due 09/19/2007                                 3,944             3,948
Mellon Bank Home Equity
   5.900% due 10/25/2010                                14,019            13,905
Merit Securities Corp.
   6.160% due 07/28/2033                                 6,424             6,377
   7.880% due 12/28/2033                                34,400            33,803
Metlife Capital Equipment Loan Trust
   6.850% due 05/20/2008 (d)                               320               320
Metris Master Trust
   7.270% due 04/20/2006 (d)                            20,000            20,099
Metropolitan Asset Funding, Inc.
   7.080% due 04/25/2029 (d)                            13,174            13,047
MGM Grand Term Loan
   7.870% due 05/06/2001 (d)                            21,277            21,226
MMCA Automobile Trust
   6.300% due 06/15/2002                                   357               356
Morgan Stanley ABS Capital I
   6.930% due 08/25/2030 (d)                           157,021           157,021
MPC Natural Gas Funding Trust
   6.200% due 03/15/2013                                 9,546             9,331
MSDWCC Heloc Trust
   6.910% due 09/25/2010 (d)                            36,465            36,465
Myra Ums Tranche
   7.420% due 12/23/2006                                 1,358             1,321
Myra-United Mexican States
   5.810% due 10/20/2006 (d)                               402               391
   7.800% due 12/23/2006 (d)                             6,624             6,443
   7.750% due 12/23/2006 (d)                             3,489             3,397
   7.630% due 12/23/2006 (d)                             5,923             5,765
   7.060% due 12/23/2006 (d)                               929               904
   7.800% due 12/23/2006 (d)                               928               904
   7.630% due 12/23/2006 (d)                                29                28

                                                       See accompanying notes 95

Total Return Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
National Medical Care
   7.630% due 09/30/2003 (d)                       $    28,486     $      28,201
   7.690% due 09/30/2003                                21,972            21,752
New Holland Equipment Receivables
   6.390% due 10/15/2002                                   352               352
Nomura CBO Ltd.
   6.670% due 05/15/2009                                 1,900             1,944
Norwest Asset Securities Corp.
   6.500% due 04/25/2013                                20,113            19,488
   6.500% due 06/25/2013                                10,423            10,094
   7.500% due 03/25/2027                                40,536            39,779
   6.750% due 05/25/2028                                27,707            25,714
   6.750% due 07/25/2028                                12,657            11,576
   6.200% due 09/25/2028                                16,324            16,236
NPF XI, Inc.
   6.820% due 07/01/2001                                 8,326             8,324
NPF XII, Inc.
   7.050% due 06/01/2003                                31,000            30,714
   7.270% due 11/01/2003 (d)                             1,000             1,000
Olympic Automobile Receivable Trust
   6.050% due 08/15/2002                                 3,178             3,178
Option One Mortgage Loan Trust
   5.880% due 05/25/2029                                   129               128
   6.910% due 09/25/2030 (d)                            49,816            49,816
PP&L Transition Bond Co. LLC
   6.830% due 03/25/2007                                28,800            28,860
Premier Auto Trust
   5.770% due 01/06/2002                                 3,151             3,150
   5.820% due 02/08/2002                                   399               399
Provident Bank Home Equity Loan Trust
   6.920% due 06/25/2021 (d)                            36,381            36,381
Providian Gateway Master Trust
   6.840% due 03/15/2007                                28,900            28,900
   6.250% due 06/15/2007                                    25                25
   6.900% due 03/16/2009                                   300               300
Prudential Home Mortgage Securities
   6.500% due 01/25/2024                                 1,225             1,216
Residential Asset Mortgage Products, Inc.
   6.910% due 09/25/2030 (d)                            50,000            50,000
Residential Asset Securities Corp.
   6.720% due 04/25/2014 (d)                               249               249
   6.960% due 07/25/2014                                30,510            30,395
   6.240% due 02/25/2017                                 3,184             3,167
   6.600% due 01/25/2020                                 5,200             5,165
   7.080% due 09/25/2020                                   190               190
   8.000% due 10/25/2024 (d)                             5,121             5,150
   6.920% due 10/25/2027 (d)                             2,239             2,238
   6.750% due 03/25/2028                                40,000            37,212
Residential Funding Mortgage Securities, Inc.
  10.930% due 06/01/2001                                72,450            72,450
RJR Nabisco
   7.500% due 12/31/2001 (d)                            24,948            24,948
Ryder Vehicle Lease Trust
   6.430% due 01/15/2003                                   694               693
Saco Trust
   8.130% due 07/25/2030                                18,119            18,492
Salomon Brothers Mortgage Securities
   7.040% due 11/15/2029 (d)                            18,965            19,013
   7.100% due 12/15/2029 (d)                             5,800             5,800
Saxon Asset Securities Trust
   6.850% due 05/25/2029 (d)                             8,721             8,729
Sears Credit Account Master Trust
   6.050% due 01/15/2008                                   500               493
   7.000% due 07/15/2008                                   500               505
Small Business Administration
   7.190% due 12/01/2019                                   493               493
Standard Credit Card Trust
   8.250% due 11/07/2003                                    80                81
Student Loan Marketing Assn.
   6.860% due 10/25/2005 (d)                            21,703            21,623
Team Fleet Financing Corp.
   7.350% due 05/15/2003                                    30                30
Texas Cable Partners
   8.380% due 06/24/2007                                 2,500             2,489
   8.940% due 06/24/2007                                 2,500             2,489
The Money Store Home Equity Trust
   7.550% due 02/15/2020                                   321               321
   6.350% due 11/15/2021 (d)                               719               716
   6.750% due 05/15/2025 (d)                                34                34
   6.490% due 10/15/2026                                17,000            16,925
Total Renal Care
  12.000% due 03/31/2008                                37,442            36,506
Toyota Auto Lease Trust
   6.350% due 04/26/2004                                    60                60
   6.450% due 04/26/2004                                   300               299
UCFC Home Equity Loan
   8.200% due 09/15/2027                                    70                71
   6.870% due 07/15/2029                                    70                66
UCFC Manufactured Housing
   6.680% due 01/15/2010 (d)                             4,310             4,313
UniCapital Corp.
   6.540% due 07/23/2002                                26,018            25,977
United Air Lines Equipment Trust
   9.200% due 03/22/2008                                 3,950             4,198
  10.360% due 11/13/2012                                 7,000             7,255
  10.020% due 03/22/2014                                 6,925             7,128
  10.850% due 07/05/2014                                34,111            36,604
  10.850% due 02/19/2015                                 1,500             1,722
  10.130% due 03/22/2015                                14,300            14,851
   9.060% due 06/17/2015                                 5,000             4,823
   9.210% due 01/21/2017                                 2,000             1,897
USAA Auto Loan Grantor Trust
   6.150% due 05/15/2004                                 1,180             1,176
   5.800% due 01/15/2005                                 2,681             2,666
WFS Financial Owner Trust
   6.410% due 07/20/2002                                25,016            25,002
   6.920% due 01/20/2004                                27,125            27,177
WMC Mortgage Loan
   7.070% due 10/15/2029                                87,787            87,842
                                                                   -------------
Total Asset-Backed Securities                                          2,931,252
(Cost $3,229,995)                                                  =============

--------------------------------------------------------------------------------
   SOVEREIGN ISSUES 1.9%
--------------------------------------------------------------------------------
Central Bank Philippines
   7.940% due 06/01/2008 (d)                             3,875             3,468
Hellenic Republic
   7.280% due 06/06/2001 (d)                            20,000            20,294
Hydro-Quebec
   7.380% due 02/01/2003                                   150               152
Kingdom of Jordan
   6.000% due 12/23/2023                                14,000            10,462
Kingdom of Sweden
  10.250% due 11/01/2015                                   500               593
Nacional Financiera
   9.750% due 03/12/2002                                10,000            10,325
   8.570% due 05/08/2003 (d)                             7,750             7,871
Providence of Newfoundland
   9.000% due 06/01/2019                                   500               562
Province of New Brunswick
   7.130% due 10/01/2002                                 1,700             1,712
Province of Nova Scotia
   9.380% due 07/15/2002                                 1,000             1,041
Province of Ontario
   7.750% due 06/04/2002                                   200               203
   7.630% due 06/22/2004                                 1,000             1,032
   7.000% due 08/04/2005                                 1,000             1,012
   6.000% due 02/21/2006                                 1,800             1,734
   5.500% due 10/01/2008                                12,000            10,999
Province of Quebec
   7.500% due 07/15/2002                                 6,000             6,073
   8.800% due 04/15/2003                                   100               105
   6.810% due 06/11/2004 (d)                            15,500            15,486
   6.620% due 04/09/2026                                25,000            24,939
Republic of Argentina
  11.600% due 04/10/2005 (d)                             1,380             1,283
  11.750% due 04/07/2009                                    30                28

96 See accompanying notes

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
Republic of Brazil
   7.880% due 01/01/2001 (d)                       $     3,481     $       3,481
   7.380% due 04/15/2006                               187,832           176,807
  11.250% due 07/26/2007                                 5,750             5,773
  14.500% due 10/15/2009                                 6,000             6,615
   8.000% due 04/15/2014                                    31                24
  12.250% due 03/06/2030                                   900               819
  11.000% due 08/17/2040                                 4,462             3,565
Republic of Bulgaria
   7.750% due 07/28/2011 (d)                             2,000             1,515
   3.000% due 07/28/2012 (d)                            20,000            14,568
   7.750% due 07/28/2024 (d)                            86,650            66,287
Republic of Chile
   6.880% due 04/28/2009                                25,000            23,528
Republic of Colombia
  10.880% due 03/09/2004                                10,280             9,946
Republic of Croatia
   7.000% due 02/27/2002                                 7,650             7,489
Republic of Panama
   7.880% due 02/13/2002                                 1,850             1,830
   7.930% due 05/10/2002 (d)                             1,975             1,940
   4.500% due 07/17/2014                                 7,675             6,202
Republic of Peru
   3.750% due 03/07/2017                                11,000             6,141
   4.500% due 03/07/2017 (d)                             5,750             3,601
Republic of Philippines
   7.810% due 01/05/2005 (d)                             8,830             8,337
   6.500% due 12/01/2017                                 3,250             2,506
   9.500% due 10/21/2024                                 2,958             2,817
Republic of Poland
   3.500% due 10/27/2024 (d)                            64,540            40,660
   4.000% due 10/27/2024                                 3,000             2,040
Republic of Kazakhstan
   8.380% due 10/02/2002                                 5,000             4,936
Republic of Venezuela
   7.880% due 12/18/2007 (d)                            16,250            13,937
Republica Orient Uruguay
   7.250% due 05/04/2009                                 2,500             2,291
State of Israel
   6.200% due 06/14/2003                                    25                25
United Mexican States
   9.780% due 04/07/2004 (d)                             3,650             3,789
  10.020% due 04/07/2004 (d)                             5,186             5,393
   8.500% due 02/01/2006                               107,500           107,554
   9.880% due 02/01/2010                                10,000            10,655
   6.250% due 12/31/2019                                 8,860             7,913
                                                                   -------------
Total Sovereign Issues                                                   672,358
(Cost $665,775)                                                    =============

--------------------------------------------------------------------------------
   FOREIGN CURRENCY-DENOMINATED ISSUES (f)(g) 2.8%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
   4.500% due 02/15/2016 (j)                      N$    73,000            31,155
Export-Import Bank Korea
   3.840% due 10/06/2000 (d)                      DM     5,000             2,257
Halifax Group Euro Finance
   7.630% due 12/29/2049 (d)                      EC     8,500             7,501
KBC Bank Fund Trust IV
   8.220% due 11/29/2049                                20,764            18,605
Korea Development Bank
   6.000% due 03/07/2001                          JY   350,000             3,318
   4.800% due 05/14/2001 (d)                      DM    70,000            31,318
   2.560% due 06/26/2001                          JY 4,000,000            37,455
Korea Electric Power
   3.880% due 10/31/2002 (d)                      DM    18,900             8,276
Lloyds TSB Capital
   7.380% due 02/07/2049                          EC    16,000            14,244
Nacional Financiera
  22.000% due 05/20/2002                          MP   370,000            40,844
Newcourt Credit Group
   7.630% due 06/28/2001                          C$     9,400             6,299
Republic of Argentina
   5.500% due 03/27/2001                          JY 5,640,000            52,320
Republic of Austria
   0.000% due 01/15/2010                          EC       900               789
Republic of Brazil
   8.250% due 11/26/2001                                 2,000             1,797
Republic of Germany
   6.250% due 01/04/2024                                26,310            25,082
   6.500% due 07/04/2027                               111,630           109,577
   6.250% due 01/04/2030                                47,920            46,473
Republic of Philippines
   8.000% due 09/17/2004                                10,290             9,171
R.J. Reynolds
   6.880% due 11/22/2000                          DM     9,500             4,293
Royal Bank of Scotland PLC
   0.000% due 01/01/2000                          BP    85,000           101,978
   6.770% due 03/31/2049                          EC   126,500           112,403
Tecnost International NV
   6.670% due 06/23/2004 (d)                           107,384            95,762
United Mexican States
   6.000% due 03/28/2002                          JY   100,000               992
   3.100% due 04/24/2002                             2,542,000            24,052
   8.750% due 05/30/2002                          BP    23,000            34,446
  10.380% due 01/29/2003                          DM       200                97
   7.000% due 06/02/2003                          C$    30,200            19,388
   7.430% due 04/07/2004 (d)                      EC    18,181            16,775
   6.750% due 06/06/2006                          JY 2,000,000            21,853
   7.500% due 03/08/2010                          EC     5,000             4,315
   6.630% due 12/31/2019                          FF    60,000             7,006
   1.100% due 12/31/2019 (d)                      JY 1,662,500            15,086
   3.850% due 12/31/2019                             9,145,000            77,905
                                                                   -------------
Total Foreign Currency-Denominated Issues                                982,832
(Cost $892,163)                                                    =============

--------------------------------------------------------------------------------
   PURCHASED CALL OPTIONS 0.0%
--------------------------------------------------------------------------------
Eurodollar vs. U.S. Dollar (OTC)
   Strike @ 0.81 Exp. 12/21/2000                   $   200,000            16,246
                                                                   -------------
Total Purchased Call Options                                              16,246
(Cost $16,759)                                                     =============

--------------------------------------------------------------------------------
   PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
Harborview Mortgage Loan Trust (OTC)
   7.470% due 08/19/2030
   Strike @ 100.00 Exp. 05/01/2005                      22,975                 0
Interest Rate Swap (OTC)
   Strike @ 7.100% Exp. 08/12/2010                      10,000               490
                                                                   -------------
Total Purchased Put Options                                                  490
(Cost $380)                                                        =============

--------------------------------------------------------------------------------
   CONVERTIBLE BONDS & NOTES 0.0%
--------------------------------------------------------------------------------
Banking & Finance 0.0%
Bell Atlantic Financial Services
   5.750% due 04/01/2003                                 1,500             1,454
                                                                   -------------
Total Convertible Bonds & Notes                                            1,454
(Cost $1,539)                                                      =============

--------------------------------------------------------------------------------
   PREFERRED SECURITY 1.0%
--------------------------------------------------------------------------------
                                                        Shares
DG Funding Trust
   9.030% due 12/29/2049                                35,150           352,379
                                                                   -------------
Total Preferred Security                                                 352,379
(Cost $351,502)                                                    =============

--------------------------------------------------------------------------------
   PREFERRED STOCK 0.2%
--------------------------------------------------------------------------------
Banco Bilbao Vizcaya International
   9.750% due 11/19/2001                               266,217             6,722
Barclays Bank
   9.080% due 04/21/2020                               215,500             5,549

                                                       See accompanying notes 97

Total Return Fund
September 30, 2000 (Unaudited)
                                                                           Value
                                                        Shares            (000s)
--------------------------------------------------------------------------------
Centaur Funding Corp.
   9.080% due 04/21/2020                                   125     $         127
CSC Holdings, Inc.
  11.125% due 04/01/2008                                25,595             2,719
Fortis Amev NV
   6.430% due 12/31/2049                                   171            20,134
Home Ownership Funding
  13.331% due 12/31/2049                                 1,125               859
SI Financing Trust
   9.500% due 06/30/2026                               396,194             9,979
TCI Communications, Inc.
   9.720% due 12/31/2036                               622,553            16,186
  10.000% due 05/31/2045                                49,000             1,240
                                                                   -------------
Total Preferred Stock                                                     63,515
(Cost $66,709)                                                     =============


--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 8.3%
--------------------------------------------------------------------------------
                                                     Principal
                                                        Amount
                                                        (000s)
Certificates of Deposit 0.3%
Dominion Resources, Inc.
   6.200% due 01/26/2001                           $    98,900            98,989
                                                                   -------------
Commercial Paper 8.0%
Abbey National PLC
   6.520% due 11/03/2000                                12,700            12,626
   6.530% due 11/03/2000                                   900               895
Alcoa, Inc.
   6.470% due 11/29/2000                                53,000            52,417
   6.450% due 12/21/2000                                 6,200             6,107
American Electric Power, Inc.
   6.700% due 10/04/2000                                 2,000             1,999
   6.760% due 10/04/2000                                   700               700
   6.700% due 10/18/2000                                 3,000             2,991
   6.750% due 10/18/2000                                   500               499
   6.700% due 10/25/2000                                 1,800             1,792
   6.700% due 10/30/2000                                25,000            24,870
   6.700% due 11/01/2000                                 3,300             3,282
   6.700% due 11/02/2000                                22,800            22,668
Anz, Inc.
   6.550% due 11/03/2000                                   100                99
   6.520% due 11/03/2000                                 2,700             2,684
   6.480% due 11/28/2000                                28,500            28,192
Associated Corp. of North America
   6.580% due 11/16/2000                                 4,600             4,562
   6.570% due 11/29/2000                                11,000            10,879
AT&T Corp.
   6.580% due 10/23/2000                                 2,600             2,590
   6.510% due 11/08/2000                                 1,500             1,490
   6.520% due 11/08/2000                                11,500            11,423
   6.530% due 11/15/2000                                 2,500             2,480
   6.470% due 11/29/2000                                 3,600             3,560
   6.520% due 11/29/2000                                 1,900             1,879
   6.510% due 12/13/2000                                 9,500             9,372
   6.520% due 12/13/2000                                 5,000             4,932
   6.530% due 12/13/2000                                20,000            19,730
   6.510% due 12/20/2000                                11,800            11,626
Bank One Corp.
   6.500% due 11/03/2000                                   200               199
   6.500% due 11/15/2000                                 8,000             7,936
   6.530% due 11/15/2000                                   300               298
   6.470% due 12/06/2000                                49,500            48,894
   6.480% due 12/06/2000                                50,000            49,388
   6.470% due 12/19/2000                                 7,600             7,489
Bellsouth Capital Funding
   6.460% due 12/06/2000                                19,100            18,866
   6.470% due 12/12/2000                                17,200            16,971
British Telecom PLC
   6.600% due 11/09/2000                                20,400            20,258
   6.560% due 11/09/2000                                   400               397
Campbell Soup Co.
   6.460% due 12/06/2000                                 2,700             2,667
   6.520% due 12/07/2000                                   700               691
CBA (de) Finance
   6.530% due 10/23/2000                                 4,700             4,682
CDC
   6.520% due 11/01/2000                                   500               497
Coca-Cola Co.
   6.510% due 10/31/2000                                 2,700             2,686
   6.480% due 12/13/2000                                 8,500             8,385
   6.490% due 12/13/2000                                 4,400             4,341
Compaq Computer Corp.
   6.730% due 10/23/2000                                20,000            19,921
Conagra, Inc.
   6.730% due 10/04/2000                                13,100            13,095
   6.670% due 10/06/2000                                 3,000             2,998
   6.670% due 10/18/2000                                 1,000               100
   6.680% due 11/08/2000                                28,800            28,602
   6.670% due 11/15/2000                                 1,900             1,885
   6.670% due 11/16/2000                                29,500            29,254
Cox Communications
   6.700% due 10/04/2000                                26,700            26,690
   6.700% due 11/06/2000                                50,000            49,674
   6.730% due 11/06/2000                                36,200            35,963
   6.720% due 11/07/2000                                21,500            21,356
CSX Corp.
   6.740% due 10/10/2000                                 1,000               999
   6.700% due 10/11/2000                                21,700            21,663
DaimlerChrysler AG
   6.580% due 11/20/2000                                 7,200             7,136
   6.580% due 11/22/2000                                 3,800             3,765
   6.590% due 11/29/2000                                 3,300             3,264
   6.590% due 12/06/2000                                14,300            14,125
   6.540% due 12/07/2000                                 3,800             3,753
   6.500% due 12/13/2000                                   200               197
   6.520% due 12/13/2000                                10,700            10,556
Dominion Resources, Inc.
   6.710% due 10/18/2000                                11,500            11,466
   6.710% due 11/06/2000                                 5,800             5,762
   6.710% due 11/09/2000                                   800               794
   6.710% due 11/16/2000                                17,900            17,750
Duke Energy Field Service Corp.
   6.700% due 10/19/2000                                50,000            49,842
Eastman Kodak Co.
   6.490% due 11/01/2000                                 2,900             2,884
   6.540% due 11/01/2000                                 3,300             3,282
   6.480% due 11/16/2000                                   900               893
Edison Midwest
   6.720% due 10/18/2000                                40,000            39,881
   6.720% due 10/25/2000                                10,000             9,957
   6.720% due 11/01/2000                                 1,000               994
   6.750% due 11/01/2000                                40,035            39,809
   6.700% due 11/08/2000                                 1,400             1,390
   6.740% due 11/08/2000                                10,700            10,626
   6.710% due 11/15/2000                                 3,300             3,273
   6.730% due 11/15/2000                                 3,800             3,769
   6.800% due 11/15/2000                                 7,900             7,834
   6.710% due 11/15/2000                                   500               496
Federal Home Loan Mortgage Corp.
   6.400% due 11/07/2000                                   745               740
   6.410% due 12/07/2000                                   743               734
Federal National Mortgage Assn.
   6.400% due 12/14/2000                                 1,163             1,147
Florida Power Corp.
   6.450% due 12/14/2000                                 8,500             8,384
   6.470% due 12/14/2000                                   100                99
Gannett Co.
   6.500% due 10/25/2000                                   100               100
   6.490% due 11/20/2000                                 3,700             3,667
   6.470% due 11/20/2000                                18,900            18,734
   6.500% due 11/21/2000                                 1,800             1,784
General Electric Capital Corp.
   6.470% due 12/06/2000                                   200               198
   6.590% due 12/06/2000                                11,300            11,162
   6.470% due 12/07/2000                                25,000            24,689
   6.490% due 12/07/2000                                   300               296
   6.470% due 12/13/2000                                   700               691

98 See accompanying notes

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
-------------------------------------------------------------------------------
   6.470% due 12/20/2000                           $       600    $         591
   6.510% due 01/10/2001                                 7,000            6,870
   6.510% due 01/17/2001                                   900              882
   6.500% due 01/24/2001                                37,400           36,613
General Motors Acceptance Corp.
   6.560% due 11/15/2000                                   200              198
   6.520% due 11/27/2000                                 8,600            8,513
   6.550% due 12/06/2000                                 2,500            2,469
   6.510% due 12/13/2000                                25,400           25,057
Gillette Co.
   6.460% due 12/12/2000                                   800              789
Honeywell, Inc.
   6.510% due 11/21/2000                                20,000           19,819
   6.470% due 11/29/2000                                 5,800            5,736
Houston Industries
   6.770% due 10/04/2000                                 6,200            6,198
   6.770% due 10/18/2000                                 3,700            3,689
   6.800% due 11/08/2000                                 6,200            6,157
   6.800% due 11/15/2000                                50,000           49,584
Infinity Broadcasting Corp.
   6.720% due 11/09/2000                                   900              894
   6.700% due 11/15/2000                                   600              595
   6.700% due 11/16/2000                                 1,400            1,388
   6.710% due 11/21/2000                                 1,900            1,882
   6.720% due 11/21/2000                                27,800           27,541
   6.710% due 11/22/2000                                 6,800            6,735
Ingersoll-Rand Co.
   6.680% due 10/02/2000                                   900              900
   6.840% due 10/02/2000                                23,800           23,800
   6.690% due 10/04/2000                                33,400           33,388
   6.700% due 11/01/2000                                 2,100            2,088
   6.720% due 11/01/2000                                 1,100            1,094
   6.700% due 11/08/2000                                11,100           11,024
   6.700% due 11/13/2000                                16,800           16,669
   6.700% due 11/15/2000                                 4,000            3,967
   6.740% due 11/15/2000                                   600              595
International Paper Co.
   6.700% due 10/05/2000                                   700              700
   6.700% due 10/06/2000                                34,700           34,674
   6.700% due 10/10/2000                                 4,400            4,393
   6.720% due 10/10/2000                                   700              699
   6.700% due 10/11/2000                                41,000           40,931
   6.720% due 11/17/2000                                   300              297
   6.720% due 11/28/2000                                10,600           10,485
KFW International Finance
   6.510% due 10/12/2000                                 1,600            1,597
   6.480% due 12/06/2000                                   800              790
Minnesota Mining & Manufacturing
   6.470% due 11/28/2000                                 1,500            1,484
   6.480% due 12/19/2000                                   700              690
Motorola, Inc.
   6.480% due 11/28/2000                                13,100           12,958
   6.520% due 12/13/2000                                 4,600            4,538
   6.450% due 12/27/2000                                 3,700            3,641
Nabisco, Inc.
   6.700% due 10/18/2000                                28,900           28,813
Natural Rural Utilities
   6.480% due 10/18/2000                                 1,000              997
   6.480% due 11/07/2000                                 3,100            3,080
   6.520% due 11/15/2000                                 5,500            5,456
Nike, Inc.
   6.480% due 10/12/2000                                 6,000            5,989
Norfolk Southern Corp.
   6.720% due 11/01/2000                                30,000           29,832
   6.720% due 11/07/2000                                37,400           37,149
Pearson
   6.730% due 10/25/2000                                 9,000            8,961
Proctor & Gamble Co.
   6.480% due 11/29/2000                                   200              198
   6.510% due 11/29/2000                                 1,300            1,286
Reseau Ferre De France
   6.520% due 10/26/2000                                 1,800            1,792
   6.480% due 11/30/2000                                 1,000              989
SBC Communications, Inc.
   6.470% due 12/06/2000                                   200              198
   6.490% due 12/06/2000                                 3,100            3,062
Sprint Capital Corp.
   6.700% due 10/25/2000                                 7,300            7,269
   6.700% due 11/01/2000                                 1,900            1,889
   6.700% due 11/03/2000                                31,600           31,412
   6.720% due 11/08/2000                                 8,000            7,945
Sumitomo Bank
   6.720% due 11/01/2000                                15,000           14,916
Swedbank, Inc.
   6.510% due 01/19/2001                                10,000            9,799
Texas Utilities Co.
   6.700% due 10/18/2000                                 7,100            7,079
   6.760% due 10/18/2000                                 3,600            3,589
Tyco International
   6.740% due 10/18/2000                                73,400           73,180
UBS Finance LLC
   6.680% due 10/02/2000                             1,000,000        1,000,000
Verizon Global Funding
   6.490% due 11/08/2000                                 1,600            1,589
   6.490% due 11/09/2000                                 8,600            8,541
   6.460% due 12/01/2000                                 7,500            7,415
   6.480% due 12/06/2000                                50,000           49,388
   6.460% due 12/07/2000                                   200              198
   6.460% due 12/11/2000                                   800              789
   6.470% due 12/14/2000                                 6,000            5,918
Washington Mutual
   6.690% due 11/08/2000                                12,000           11,917
Yorkshire Building Society
   6.490% due 11/14/2000                                 1,800            1,786
   6.480% due 12/11/2000                                33,700           33,257
   6.470% due 12/20/2000                                 1,500            1,478
   6.460% due 12/21/2000                                 4,300            4,236
                                                                  -------------
                                                                      2,854,106
                                                                  =============
U.S. Treasury Bills (b)(k) 0.0%
   5.933% due 02/01/2001                                 1,655            1,621
                                                                  -------------
Total Short-Term Instruments                                          2,954,716
(Cost $2,954,943)                                                 =============


Total Investments (a) 152.0%                                        $54,049,779
(Cost $54,354,587)

Written Options (c) (0.1%)                                              (35,447)
(Premiums $40,793)

Other Assets and Liabilities (Net)(51.9%)                           (18,465,617)
                                                                  -------------

Net Assets 100.0%                                                   $35,548,715
                                                                  =============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost.              $     295,213

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value.                   (600,021)
                                                                  -------------

Unrealized depreciation-net                                       $    (304,808)
                                                                  =============

                                                       See accompanying notes 99

Total Return Fund
September 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
(b) Securities with an aggregate market value of $1,621 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                                     Unrealized
                                                         # of     Appreciation/
Type                                                Contracts    (Depreciation)
--------------------------------------------------------------------------------
Eurodollar December Futures (12/2000)                     305     $        (173)
Municipal Bond (12/2000)                                2,371            (1,820)
EuroBond 10 Year Note (12/2000)                        17,718             1,772
U.S. Treasury 5 Year Note (12/2000)                    10,646            (6,488)
U.S. Treasury 10 Year Note (12/2000)                   29,648             5,027
U.S. Treasury 30 Year Bond (12/2000)                    4,844            (2,214)
EuroBond 10 Year Note Options (11/2000)                22,213             4,080
United Kingdom 10 Year Note (12/2000)                   2,731             1,588
                                                                  --------------
                                                                  $       1,772
                                                                  ==============
(c) Premiums received on written options:

                                               # of
Type                                      Contracts         Premium        Value
--------------------------------------------------------------------------------
Call - TSE Government of Japan December
   Futures Strike @ 134.00 Exp. 11/30/2000      458         $   881      $   916

Put - OTC Japanese Interest Rate Swap
   December Futures Strike @ 2.305% Exp.
   11/30/2000                        10,800,000,000              86          372

Put - OTC Japanese Interest Rate Swap
   December Futures Strike @ 2.315% Exp.
   11/30/2000                        10,800,000,000             101          377

Call - CBOT U.S. Treasury Note December Futures
   Strike @ 103.00 Exp. 11/18/2000           10,716           1,364        1,172

Call - CBOT U.S. Treasury Note December Futures
   Strike @ 102.00 Exp. 11/18/2000           12,253           3,119        2,872

Put - CBOT U.S. Treasury Note December Futures
   Strike @ 98.00 Exp. 11/18/2000             4,528           1,662          778

Put - CBOT U.S. Treasury Note December Futures
   Strike @ 97.00 Exp. 11/18/2000             2,991             744          280

Put - CME Eurodollar December Futures
   Strike @ 93.00 Exp. 12/18/2000             5,644           5,314          141

Call - CME Eurodollar December Futures
   Strike @ 92.75 Exp. 12/18/2000             1,195             845        1,479

Put - CME Eurodollar March Futures
   Strike @ 92.75 Exp. 03/19/2001             7,127           2,736          267

Call - CME Eurodollar March Futures
   Strike @ 93.25 Exp. 03/19/2001            18,834           4,726       13,890

Put - CME Eurodollar March Futures
   Strike @ 92.50 Exp. 03/19/2001             7,225           4,582          181

Call - CME Eurodollar March Futures
   Strike @ 93.00 Exp. 03/19/2001             5,000           2,098        6,313

Put - CME Eurodollar March Futures
   Strike @ 92.25 Exp. 03/19/2001             8,769           5,077          110

Put - CME Eurodollar December Futures
   Strike @ 92.25 Exp. 12/18/2000             2,902           1,109           18

Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 8.250% Exp. 03/19/2001      560,000,000     $     2,226 $         11

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.750% Exp. 03/19/2001      560,000,000             603        2,750

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.500% Exp. 02/23/2001      275,000,000           1,760        1,760

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 6.500% Exp. 02/22/2001      275,000,000           1,760        1,760
                                                        ------------------------
                                                        $    40,793 $     35,477
                                                        ========================
(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Reverse repurchase agreements were entered into September 25, 2000 paying interest at 6.520%. The following securities were segregated with collateral for reverse repurchase agreements

Type                                                      Maturity         Value
--------------------------------------------------------------------------------
Federal National Mortgage Assn. 7.000%                  10/01/2003  $     42,864
Federal National Mortgage Assn. 6.690%                  08/01/2027        39,604
Government National Mortgage Assn. 7.130%               10/20/2030        65,131
Government National Mortgage Assn. 6.750%               07/20/2027        41,986
                                                                    ------------
                                                                    $    189,585
                                                                    ============

(f) Foreign forward currency contracts outstanding at September 30, 2000:

                                        Principal
                                           Amount                     Unrealized
                                       Covered by     Settlement   Appreciation/
Type                      Currency       Contract          Month  (Depreciation)
--------------------------------------------------------------------------------
Sell                            C$         43,714        10/2000  $         413
Buy                                         7,000        10/2000            (54)
Sell                            EC        295,593        10/2000          8,049
Buy                                       393,768        10/2000         (1,541)
Buy                                       276,495        11/2000            502
Sell                            BP        103,747        10/2000         (5,419)
Buy                             HF      2,000,000        03/2001            181
Sell                            JY      4,519,202        04/2001         (1,390)
Sell                                   20,157,034        10/2000          3,425
Buy                                    18,843,139        10/2000             71
Sell                                   18,843,139        11/2000           (100)
Sell                            N$         60,917        10/2000            565
Buy                             PZ         45,000        01/2001           (543)
Buy                                        40,000        02/2001           (215)
Buy                                        17,000        03/2001           (168)
                                                                  --------------
                                                                  $       3,776
                                                                  ==============

(g) Principal amount denoted in indicated currency:

         BP - British Pound
         C$ - Canadian Dollar
         EC - Euro
         HF - Hungarian Forint
         JY - Japanese Yen
         N$ - New Zealand Dollar
         PZ - Polish Zloty

100 See accompanying notes

(h) Swap agreements outstanding at September 30,
2000:

                                                      Notional       Unrealized
Type                                                    Amount     Depreciation
--------------------------------------------------------------------------------
Receive floating rate based on 6-month JY-LIBOR and pay fixed rate equal to 2.340%.

Broker: Deutsche Bank AG New York
Exp. 10/08/2007                                   JY24,500,000     $     (9,740)

Receive floating rate based on 6-month JY-LIBOR and pay fixed rate equal to 1.495%.

Broker: Deutsche Bank AG New York
Exp. 09/16/2008                                      7,000,000            1,709

Receive floating rate based on 3-month LIBOR plus 1.600% and pay a fixed rate equal to 0.426%.

Broker: Lehman Brothers
Exp. 04/19/2005                                   $     13,033                1

Receive floating rate based on 3-month LIBOR plus 0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers
Exp. 07/15/2003                                         35,000             (354)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.930%.

Broker: Goldman Sachs
Exp. 08/25/2030                                   BP    50,000             (579)

Receive floating rate based on 3-month Canadian Bank Bill and pay a fixed rate equal to 6.302%.

Broker: Goldman Sachs
Exp. 07/13/2010                                   C$    40,000             (258)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.295%.

Broker: Goldman Sachs
Exp. 04/14/2008                                   JY11,635,000           (3,964)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.305%.

Broker: Goldman Sachs
Exp. 04/15/2008                                      7,563,000           (2,621)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.669%.

Broker: Goldman Sachs
Exp. 05/18/2007                                     51,000,000           (1,259)

Receive floating rate based on 6-month EURO-LIBOR and pay fixed rate equal to 6.175%.

Broker: Goldman Sachs
Exp. 05/22/2030                                   EC    94,820             (953)

Receive floating rate based on 6-month EURO-LIBOR plus 0.499% and pay a fixed rate equal to 6.000%.

Broker: J.P. Morgan
Exp. 01/04/2009                                         123,620           1,945

Receive floating rate based on 6-month EURO-LIBOR minus 0.54% and pay a fixed rate equal to 6.250%.

Broker: J.P. Morgan
Exp. 01/04/2024                                   EC    26,270     $        320

Receive floating rate based on 3-month EURO-LIBOR and pay a fixed rate equal to 6.010%.

Broker: Morgan Stanley
Exp. 01/04/2030                                         83,670             (514)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.305%.

Broker: Goldman Sachs
Exp. 04/15/2008                                   JY   377,000               29

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.669%.

Broker: Goldman Sachs
Exp. 05/18/2007                                      1,500,000               33

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.295%.

Broker: Goldman Sachs
Exp. 04/14/2008                                        580,000               47

Receive floating rate based on 3-month Canadian Bank Bill and pay a fixed rate equal to 6.317%.

Broker: Goldman Sachs
Exp. 07/12/2010                                   C$    30,000             (213)

Receive a fixed rate equal to 7.317% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 11/15/2003                                   $     85,000            1,117

Receive floating rate based on 3-month LIBOR and pay to the counterparty $187,253 due 11/15/2021.

Broker: Lehman Brothers
Exp. 11/15/2021                                         42,600             (702)

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 5.950%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                                          3,200                0

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 6.150%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                          3,200             (171)

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 5.050%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 05/03/2001                                          6,000             (201)

                                                      See accompanying notes 101

Total Return Fund
September 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
Receive fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Niagara Mohawk Corp.
7.750% due 10/01/2008.

Broker: Lehman Brothers
Exp. 12/31/2004                                   $     50,000     $          3

Receive fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.400% due 02/01/2004.

Broker: Goldman Sachs
Exp. 11/10/2002                                         20,000                1

Receive fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                         10,000                1

Receive fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Philip Morris Co.
7.200% due 02/01/2007.

Broker: Goldman Sachs
Exp. 12/22/2000                                         17,000                1

Receive fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Pacific Gas & Electric Corp. 6.550% due 12/08/2005.

Broker: J.P. Morgan
Exp. 05/23/2003                                         22,000                0

Receive fixed rate equal to 5.600% and the Fund will pay to the counterparty at par in the event of default of the Republic of Venezuela 9.250% due 09/15/2027.

Broker: Deutsche Bank AG New York
Exp. 04/04/2001                                         25,000               14

Receive fixed rate equal to 5.850% and the Fund will pay to the counterparty at par in the event of default of the Republic of Venezuela 9.250% due 09/15/2027.

Broker: Deutsche Bank AG New York
Exp. 04/17/2001                                         10,000                6

Receive fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Wisconsin Electric Power 6.625% due 11/16/2006.

Broker: Lehman Brothers
Exp. 04/18/2003                                         25,000                1

Receive fixed rate equal to 1.900% and the Fund will pay to the counterparty at par in the event of default of the Republic of Brazil based on 6-month LIBOR plus 0.813% due 04/15/2006.

Broker: Credit Suisse First Boston International
Exp. 05/03/2001                                         50,000                9

Receive fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.875% due 01/15/2007

Broker: Salomon Brothers, Inc.
Exp. 05/09/2002                                         50,000                7

Receive fixed rate equal to 0.100% and the Fund will pay to the counterparty at par in the event of default of Walmart Stores, Inc. 6.875% due 08/10/2009.

Broker: Credit Suisse First Boston International
Exp. 11/01/2000                                   $    100,000     $          1

Receive fixed rate equal to 0.100% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 7.250% due 02/02/2005.

Broker: J.P. Morgan
Exp. 05/19/2001                                         50,000                1

Receive fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.875% due 01/15/2007

Broker: Salomon Brothers, Inc.
Exp. 06/13/2002                                         50,000                8

Receive fixed rate equal to 0.500% and the Fund will pay to the counterparty at par in the event of default of Raytheon Co.
6.500% due 07/15/2005.

Broker: Merril Lynch
Exp. 06/30/2001                                         25,000                1

Receive fixed rate equal to 0.120% and the Fund will pay to the counterparty at par in the event of default of IBM Corp.
7.250% due 11/01/2002.

Broker: J.P. Morgan
Exp. 12/31/2000                                         50,000                1

Receive a fixed rate equal to 4.910% and pay floating rate based on 10-year Municipal Market Dataline Index.

Broker: Morgan Stanley
Exp. 11/07/2000                                         10,000              361
                                                                   -------------
                                                                   $    (15,912)
                                                                   =============

102 See accompanying notes

--------------------------------------------------------------------------------
                                 Fixed                       Unrealized
                                Spread       Notional     Appreciation/
Type                               (%)         Amount      Depreciation
--------------------------------------------------------------------------------
Receive the 10-year Swap Spread and pay a fixed spread.
The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                 0.8675     $  258,500       $    2,598

Broker: Morgan Stanley
Exp. 02/28/2005                 0.9925         25,000             (223)

Receive On-The-Run 30-year Swap Spread and pay a fixed spread.
The on the-run 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Goldman Sachs
Exp. 04/04/2005                 1.3900         50,000             (591)

Receive the 30-year Swap Spread and pay a fixed spread.
The 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/16/2005                 1.1120         37,700             (329)

Broker: Goldman Sachs
Exp. 02/15/2005                 1.0850         10,000             (155)

Broker: Goldman Sachs
Exp. 02/16/2005                 1.1120          3,300              (52)

Receive the 5-year Swap Spread and pay a fixed spread.
The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley          0.9900        107,200             (294)
Exp. 04/07/2005

Broker: Lehman Brothers
Exp. 04/10/2005                 0.9500        130,000             (356)

Broker: Bank of America
Exp. 04/11/2005                 0.9675        250,000             (263)

Receive On-The-Run 2-year Swap Spread and pay a fixed spread.
The On-The-Run 2-year Swap Spread is the difference between the 2-year Swap Rate and the 2-year Treasury Rate.

Broker: Bank of America
Exp. 07/19/2001                 0.9250        100,000            (850)
                                                            ---------
                                                            $    (515)
                                                            =========
(i)  Principal amount of the security is adjusted for inflation.

(j)  Subject to financing transaction.

(k) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(l)  Restricted security.

(m)  Security is in default.

                                                      See accompanying notes 103

Schedule of Investments

Total Return Mortgage Fund
September 30, 2000 (Unaudited)                       Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 0.3%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (e)
   3.625% due 07/15/2002                           $        54     $         54
                                                                   -------------
Total U.S. Treasury Obligations                                              54
(Cost $54)                                                         =============
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES 124.2%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 52.8%
Chase Mortgage Finance Corp.
   7.000% due 07/25/2024                                   607              603
   7.000% due 12/25/2028                                   334              308
Countrywide Alternative Loan Trust
   6.750% due 08/25/2028                                    95               93
Countrywide Home Loans
   6.750% due 11/25/2027                                    38               38
DLJ Mortgage Acceptance Corp.
   7.000% due 06/25/2028                                   138              130
Federal Home Loan Mortgage Corp.
   6.000% due 06/15/2008                                   432              423
   6.328% due 02/01/2018 (d)                               172              168
   4.500% due 03/15/2021                                    52               47
   6.750% due 08/15/2021                                 1,000              986
   3.500% due 12/15/2022                                    10                7
   6.500% due 12/15/2023                                    46               42
   6.500% due 03/15/2024                                   107               94
   6.900% due 04/15/2026                                 1,035            1,022
   8.000% due 06/15/2026                                    70               71
   6.500% due 05/15/2027                                    73               66
   7.000% due 01/15/2028                                   150              131
   6.000% due 10/15/2028                                   153              131
Federal National Mortgage Assn.
   6.900% due 08/25/2011                                   100               97
   6.500% due 02/25/2019                                 1,044            1,035
   7.750% due 08/25/2022                                    63               64
   7.500% due 03/25/2023                                    96               94
   7.625% due 04/25/2023 (d)                                25               26
   6.500% due 09/25/2023                                    36               32
   6.750% due 09/25/2023                                    53               47
   7.000% due 09/25/2023                                    16               15
   6.500% due 10/25/2023                                   217              199
   6.500% due 12/25/2023                                   170              143
   7.100% due 12/25/2023                                    41               39
   7.020% due 04/18/2028 (d)                               124              124
General Electric Capital Mortgage Services, Inc.
   7.000% due 01/25/2028                                   100               92
   6.750% due 06/25/2028                                   200              188
Government National Mortgage Assn.
   7.500% due 12/20/2022                                   149              149
Norwest Asset Securities Corp.
   6.250% due 01/25/2029                                   174              162
PNC Mortgage Securities Corp.
   6.750% due 09/25/2028                                 1,099            1,036
Residential Accredit Loans, Inc.
   7.000% due 01/25/2028                                   386              384
Superannuation Members Home Loans Global Fund
   6.915% due 06/15/2026 (d)                               300              300
Vendee Mortgage Trust
   7.750% due 05/15/2022                                    38               38
                                                                   -------------
                                                                          8,624
                                                                   =============
Federal Home Loan Mortgage Corporation 3.1%
   5.500% due 02/01/2001                                   154              151
   6.000% due 10/01/2024                                   150              142
   7.000% due 02/01/2027                                   113              111
   7.556% due 11/01/2028 (d)                               107              109
                                                                   -------------
                                                                            513
                                                                   =============
Federal National Mortgage Association 22.4%
   5.805% due 10/01/2028 (d)                               494              476
   6.000% due 10/01/2099                                   700              654
   6.483% due 11/01/2018 (d)                                43               43
   7.500% due 12/01/2099                                 2,000            1,995
   7.519% due 05/01/2023 (d)                               168              169
   9.000% due 01/01/2020                                   304              317
                                                                   -------------
                                                                          3,654
                                                                   =============

Government National Mortgage Association 44.9%
   6.375% due 03/20/2027 (d)                                 9                9
   6.750% due 07/20/2022-07/20/2025 (c)(d)                 538              543
   7.125% due 12/20/2021-11/20/2026 (c)(d)                 392              395
   7.375% due 03/20/2016-01/20/2027 (c)(d)               1,326            1,335
   7.500% due 05/15/2027-08/15/2027 (c)                    124              124
   8.000% due 12/15/2099                                 4,450            4,529
   8.500% due 12/31/2099                                   400              411
                                                                   -------------
                                                                          7,346
                                                                   =============
Stripped Mortgage-Backed Securities 1.0%
Federal National Mortgage Association (IO)
   6.500% due 07/25/2007                                    59                3
Federal National Mortgage Association (PO)
   0.000% due 07/25/2022                                   264              162
                                                                   -------------
                                                                            165
                                                                   -------------
Total Mortgage-Backed Securities                                         20,302
(Cost $20,119)                                                     =============

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES 2.8%
--------------------------------------------------------------------------------
Bayview Financial Acquisition Trust
   7.011% due 07/25/2030 (d)                               197              197
MLCC Mortgage Investors, Inc.
   6.998% due 03/15/2025 (d)                               253              254
                                                                   -------------
Total Asset-Backed Securities                                               451
(Cost $450)                                                        =============

--------------------------------------------------------------------------------
   CONVERTIBLE BONDS & NOTES 0.1%
--------------------------------------------------------------------------------
Technology 0.1%
Clear Channel Communications, Inc.
   1.500% due 12/01/2002                                    10                9
                                                                   -------------
Total Convertible Bonds & Notes                                               9
(Cost $10)                                                         =============

--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 18.8%
--------------------------------------------------------------------------------
Commercial Paper 17.0%
Alcoa, Inc.
   6.450% due 12/21/2000                                   200              197
American Electric Power, Inc.
   6.760% due 10/04/2000                                   400              400
AT&T Corp.
   6.510% due 12/13/2000                                   200              197
Conagra, Inc.
   6.670% due 10/04/2000                                   600              600
   6.670% due 11/15/2000                                   300              298
Eastman Kodak Co.
   6.460% due 12/04/2000                                   200              198
General Electric Capital Corp.
   6.470% due 12/20/2000                                   200              197
Ingersoll-Rand Co.
   6.690% due 10/04/2000                                   300              300
KFW International Finance
   6.460% due 12/06/2000                                   300              297
Yorkshire Building Society
   6.490% due 11/14/2000                                   100               99
                                                                   -------------
                                                                          2,783
                                                                   =============
Repurchase Agreement 1.7%
State Street Bank
   5.850% due 10/02/2000                                   285              285
                                                                   -------------
   (Dated 9/29/2000. Collateralized by
   Federal Home Loan Mortgage Corp.
   7.050% due 09/19/2003 valued at $295.
   Repurchase proceeds are $285.)

U.S. Treasury Bills (b) 0.1%
   5.925% due 02/01/2001                                    10               10
                                                                   -------------

Total Short-Term Instruments                                              3,078
(Cost $3,077)                                                      =============


104 See accompanying notes

                                                                          Value
                                                                         (000s)
--------------------------------------------------------------------------------
Total Investments (a) 146.2%                                       $     23,894
(Cost $23,710)

Other Assets and Liabilities (Net) (46.2%)                               (7,548)
                                                                   -------------
Net Assets 100.0%                                                  $     16,346
                                                                   =============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost.                                               $        229

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                 (45)
                                                                   -------------
Unrealized appreciation-net                                        $        184
                                                                   =============

(b) Securities with an aggregate market value of $10 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                      # of          Unrealized
Type                                                Contracts      Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 10 Year Note (12/2000)                        1      $          0
                                                                   -------------

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Principal amount of the security is adjusted for inflation.

                                                      See accompanying notes 105

Financial Highlights - Class D

                                                                                      Net Realized /
                                                      Net Asset Value                 Unrealized Gain Total Income    Dividends from
                                                      Beginning of    Net Investment  (Loss) on       from Investment Net Investment
Selected Per Share Data for the Year or Period Ended: Period          Income (Loss)   Investments     Operations      Income
                                                      --------------- --------------  --------------- --------------- --------------
California Intermediate Municipal Bond Fund
   09/30/2000 (b)                                     $      10.05     $ 0.20 (a)     $ 0.25  (a)     $       0.45    $   (0.21)
   01/31/2000 - 03/31/2000                                    9.88       0.06 (a)       0.18  (a)             0.24        (0.07)
California Municipal Bond Fund
   07/31/2000 - 09/30/2000 (b)                        $      10.35     $ 0.08 (a)     $ 0.04  (a)     $       0.12    $   (0.09)
Convertible Fund
   08/01/2000 - 09/30/2000 (b)                        $      15.77     $(0.02)(a)     $(0.33) (a)     $      (0.35)   $   (0.09)
Emerging Markets Bond Fund
   03/31/2000 - 09/30/2000 (b)                        $       8.61     $ 0.40 (a)     $ 0.03  (a)     $       0.43    $   (0.40)
Foreign Bond Fund
   09/30/2000 (b)                                     $      10.03     $ 0.30 (a)     $ 0.06  (a)     $       0.36    $   (0.29)
   03/31/2000                                                10.63       0.59 (a)      (0.45) (a)             0.14        (0.59)
   04/08/1998 - 03/31/1999                                   10.83       0.53 (a)       0.15  (a)             0.68        (0.53)
High Yield Fund
   09/30/2000 (b)                                     $      10.22     $ 0.44 (a)     $(0.10) (a)     $       0.34    $   (0.44)
   03/31/2000                                                11.23       0.89 (a)      (1.01) (a)            (0.12)       (0.88)
   04/08/1998 - 03/31/1999                                   11.68       0.89 (a)      (0.45) (a)             0.44        (0.88)
Low Duration Fund
   09/30/2000 (b)                                     $       9.81     $ 0.30 (a)     $ 0.07  (a)     $       0.37    $   (0.32)
   03/31/2000                                                10.10       0.61 (a)      (0.29) (a)             0.32        (0.60)
   04/08/1998 - 03/31/1999                                   10.19       0.60 (a)      (0.03) (a)             0.57        (0.60)
Municipal Bond Fund
   09/30/2000 (b)                                     $       9.47     $ 0.21 (a)     $ 0.16  (a)     $       0.37    $   (0.22)
   03/31/2000                                                10.12       0.42 (a)      (0.64) (a)            (0.22)       (0.43)
   04/08/1998 - 03/31/1999                                    9.98       0.40 (a)       0.14  (a)             0.54        (0.40)
New York Intermediate Municipal Bond Fund
   09/30/2000 (b)                                     $       9.94     $ 0.20 (a)     $ 0.27  (a)     $       0.47    $   (0.20)
   01/31/2000 - 03/31/2000                                    9.79       0.07 (a)       0.15  (a)             0.22        (0.07)
Real Return Bond Fund
   09/30/2000 (b)                                     $       9.92     $ 0.41 (a)     $ 0.05  (a)     $       0.46    $   (0.43)
   03/31/2000                                                 9.83       0.63 (a)       0.12  (a)             0.75        (0.64)
   04/08/1998 - 03/31/1999                                    9.77       0.47 (a)       0.09  (a)             0.56        (0.44)
Short Duration Municipal Income Fund
   09/30/2000 (b)                                     $       9.98     $ 0.19 (a)     $ 0.06  (a)     $       0.25    $   (0.19)
   01/31/2000 - 03/31/2000                                    9.99       0.06 (a)      (0.01) (a)             0.05        (0.06)
Short-Term Fund
   09/30/2000 (b)                                     $       9.95     $ 0.30 (a)     $ 0.02  (a)     $       0.32    $   (0.30)
   03/31/2000                                                10.03       0.55 (a)      (0.08) (a)             0.47        (0.55)
   04/08/1998 - 03/31/1999                                   10.07       0.53 (a)      (0.03) (a)             0.50        (0.53)
StocksPLUS Fund
   09/30/2000 (b)                                     $      14.08     $ 0.21 (a)     $(0.68) (a)     $      (0.47)   $   (0.24)
   03/31/2000                                                14.27       1.04 (a)       1.29  (a)             2.33        (1.04)
   04/08/1998 - 03/31/1999                                   14.13       0.79 (a)       1.38  (a)             2.17        (0.79)
Strategic Balanced Fund
   09/30/2000 (b)                                     $      12.78     $ 0.30 (a)     $(0.43) (a)     $      (0.13)   $   (0.41)
   03/31/2000                                                12.75       0.71 (a)       0.47  (a)             1.18        (0.69)
   04/08/1998 - 03/31/1999                                   12.65       0.79 (a)       0.60  (a)             1.39        (0.62)
Total Return Fund
   09/30/2000 (b)                                     $       9.96     $ 0.32 (a)     $ 0.13  (a)     $       0.45    $   (0.32)
   03/31/2000                                                10.36       0.60 (a)      (0.40) (a)             0.20        (0.58)
   04/08/1998 - 03/31/1999                                   10.66       0.59 (a)       0.12  (a)             0.71        (0.59)
Total Return Mortgage Fund
   09/30/2000 (b)                                     $       9.97     $ 0.29 (a)     $ 0.21  (a)     $       0.50    $   (0.29)
   03/31/2000                                                10.19       0.54 (a)      (0.20) (a)             0.34        (0.55)
   04/08/1998 - 03/31/1999                                   10.27       0.53 (a)       0.02  (a)             0.55        (0.53)

+    Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b)  Unaudited

106 See accompanying notes

Dividends   Distributions  Distributions                                                               Ratio of Net
in Excess   from Net       in Excess of                 Net Asset            Net Assets  Ratio of      Investment
of Net      Realized       Net Realized                 Value                End of      Expenses to   Income (Loss)
Investment  Capital        Capital       Total          End of      Total    Period      Average Net   to Average     Portfolio
Income      Gains          Gains         Distributions  Period      Return   (000s)      Assets        Net Assets     Turnover Rate
----------  -------------  ------------  -------------  ---------   ------   ----------  ------------  -------------  -------------
$  0.00     $     0.00     $    0.00     $   (0.21)     $   10.29    4.47%   $       36    0.85%+        3.85%+           194%
   0.00           0.00          0.00         (0.07)         10.05    2.39            10    0.85+ (e)     3.88+            357

$  0.00     $     0.00     $    0.00     $   (0.09)     $   10.38    1.51%   $       10    0.85%+        4.73%+           286%

$  0.00     $     0.00     $    0.00     $   (0.09)     $   15.33   (2.19)%  $        9    1.08%+        (0.33)%+         100%

$  0.00     $     0.00     $    0.00     $   (0.40)     $    8.64    5.20%   $       11    1.25%+        9.35%+           377%

$  0.00     $     0.00     $    0.00     $   (0.29)     $   10.10    3.60%   $   15,063    1.00%+        5.82%+           248%
   0.00          (0.15)         0.00         (0.74)         10.03    1.51         9,955    1.16 (c)      5.77             330
   0.00          (0.10)        (0.25)        (0.88)         10.63    6.46         8,513    0.95+         4.82+            376

$  0.00     $     0.00     $    0.00     $   (0.44)     $   10.12    3.41%   $   23,252    0.90%+        8.59%+           20%
  (0.01)          0.00          0.00         (0.89)         10.22   (1.14)       23,601    0.90          8.29             39
  (0.01)          0.00          0.00         (0.89)         11.23    4.00         9,065    0.90+         8.07+            39

$  0.00     $     0.00     $    0.00     $   (0.32)     $    9.86    3.87%   $   13,949    0.76%+        5.95%+           107%
  (0.01)          0.00          0.00         (0.61)          9.81    3.22        12,018    0.83 (g)      6.11              82
   0.00          (0.01)        (0.05)        (0.66)         10.10    5.77         6,481    0.75+         5.81+            245

$  0.00     $     0.00     $    0.00     $   (0.22)     $    9.62    3.97%   $      636    0.85%+        4.41%+           150%
   0.00           0.00          0.00         (0.43)          9.47   (2.16)        1,104    0.85          4.46             145
   0.00           0.00          0.00         (0.40)         10.12    5.47           242    0.85+         3.99+             70

$  0.00     $     0.00     $    0.00     $   (0.20)     $   10.21    4.78%   $       11    0.85%+        3.95%+           623%
   0.00           0.00          0.00         (0.07)          9.94    2.21            10    0.87+ (f)     4.02+            270

$  0.00     $     0.00     $    0.00     $   (0.43)     $    9.95    4.79%   $   29,643    0.93%+        8.26%+           179%
   0.00          (0.02)         0.00         (0.66)          9.92    7.93        15,560    0.93          6.44             253
  (0.06)          0.00          0.00         (0.50)          9.83    5.89           193    0.92+         4.75+            438

$  0.00     $     0.00     $    0.00     $   (0.19)     $   10.04    2.44%   $       10    0.80%+        3.81%+            71%
   0.00           0.00          0.00         (0.06)          9.98    0.47            10    0.80+ (d)     3.51+            171

$  0.00     $     0.00     $    0.00     $   (0.30)     $    9.97    3.29%   $    5,434    1.14%+ (g)    6.04%+            62%
   0.00           0.00          0.00         (0.55)          9.95    4.87         3,361    0.93 (g)      5.54              38
   0.00           0.00         (0.01)        (0.54)         10.03    5.10         2,278    0.75+         5.05+             47

$  0.00     $     0.00     $    0.00     $   (0.24)     $   13.37   (3.37)%  $    3,124    1.05%+        3.01%+            42%
  (0.97)         (0.51)         0.00         (2.52)         14.08   17.32         3,288    1.05          7.16              92
   0.00          (1.24)         0.00         (2.03)         14.27   16.69         1,721    1.05+         8.12+             81

$  0.00     $     0.00     $    0.00     $   (0.41)     $   12.24   (0.98)%  $      299    1.06%+        4.83%+           543%
   0.00          (0.15)        (0.31)        (1.15)         12.78    9.55           167    1.05          5.49             176
   0.00          (0.67)         0.00         (1.29)         12.75   11.45           173    1.05+         6.41+             82

$  0.00     $     0.00     $    0.00     $   (0.32)     $   10.09    4.58%   $  135,608    0.80%+ (g)    6.36%+           186%
  (0.02)          0.00          0.00         (0.60)          9.96    2.00        80,459    0.87 (g)      5.97             223
   0.00          (0.24)        (0.18)        (1.01)         10.36    6.73        34,839    0.75+         5.21+            154

$  0.00     $     0.00     $    0.00     $   (0.29)     $   10.18    5.06%   $      399    0.90%+        5.70%+           388%
  (0.01)          0.00          0.00         (0.56)          9.97    3.47           166    0.90          5.38            1476
   0.00          (0.03)        (0.07)        (0.63)         10.19    5.41           183    0.90+         5.15+            158

(c) Ratio of expenses to average net assets excluding interest expense is 0.95%.
(d) If the investment manager had not reimbursed expenses, the ratio of expenses0 to average net assets would have been 1.29%.
(e) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.74%.
(f) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.52%.
(g) Ratio of expenses to average net assets excluding interest expense is 0.75%.

                                                      See accompanying notes 107

Statements of Assets and Liabilities
September 30, 2000 (Unaudited)


                                 California
                                 Intermediate  California                   Emerging
Amounts in thousands,            Municipal     Municipal      Convertible   Markets     Foreign                        Low
   except per share amounts      Bond Fund     Bond Fund      Fund          Bond Fund   Bond Fund    High Yield Fund   Duration Fund
                                 ------------  ----------     -----------   ---------   ---------    ---------------   -------------
Assets:
Investments, at value             $  100,517   $    8,991     $  164,640    $  58,286   $ 1,057,286  $     3,037,644   $  5,309,953
Cash and foreign currency                  3            2             23           82        17,587            3,666              0
Receivable for investments sold
and forward foreign currency
   contracts                               0            0          2,707        2,320       102,376           28,459        229,584
Receivable for Fund shares sold           20            0            298           35         1,104            4,419         14,212
Interest and dividends receivable      1,374          139            536        1,249        11,017           62,330         64,423
Variation margin receivable                0            0              0            0           384                0            261
Manager reimbursement receivable          14            0             14            0             0                0              0
Other assets                               3            0              0            1            83                0            961
                                  ----------   ----------     ----------    ---------   -----------  ---------------   ------------
                                     101,931        9,132        168,218       61,973     1,189,837        3,136,518      5,619,394
                                  ----------   ----------     ----------    ---------   -----------  ---------------   ------------
Liabilities:
Payable for investments
purchased and forward foreign
currency contracts                $    1,387   $        0     $    8,370    $   2,399   $   345,681  $        66,227   $    932,447
Payable for financing                      0            0              0        7,888       256,309                0        415,375
transactions
Notes payable                              0            0              0            0             0                0         28,531
Written options outstanding                0            0              0            0         1,096                0          1,370
Payable for Fund shares redeemed           0            0              1           15           889            3,732         18,548
Dividends payable                          0            0             67           28           397            4,816          3,433
Accrued investment advisory fee           21            2             53           20           122              659            906
Accrued administration fee                23            2             37           18           145              767            733
Accrued distribution fee                   0            0             12            3            37              485            116
Accrued servicing fee                      7            0              5            1            29              181             94
Variation margin payable                   0            0              0            0             0                0              0
Other liabilities                          2            0              0           22            63              127            333
                                       1,440            4          8,545       10,394       604,768           76,994      1,401,886
                                  ----------   ----------     ----------    ---------   -----------  ---------------   ------------
Net Assets                        $  100,491   $    9,128     $  159,673    $  51,579   $   585,069  $     3,059,524   $  4,217,508
                                  ----------   ----------     ----------    ---------   -----------  ---------------   ------------
Net Assets Consist of:
Paid in capital                   $   97,705   $    8,536     $  132,006    $  48,203   $   605,430  $     3,505,695   $  4,317,927
Undistributed (overdistributed)
   net investment income                 (37)           0          4,294          859        15,404           (2,104)        (8,388)
Accumulated undistributed
   net realized gain (loss)              331          368         (1,602)       1,137        (7,166)        (214,136)       (59,730)
Net unrealized
   appreciation (depreciation)         2,492          224         24,975        1,380       (28,599)        (229,931)       (32,301)
                                  ----------   ----------     ----------    ---------   -----------  ---------------   ------------
                                  $  100,491   $    9,128     $  159,673    $  51,579   $   585,069  $     3,059,524   $  4,217,508
                                  ----------   ----------     ----------    ---------   -----------  ---------------   ------------
Net Assets:
Class D                           $       36   $       10     $        9    $      11   $    15,063  $        23,252   $     13,949
Other Classes                        100,455        9,118        159,664       51,568       570,006        3,036,272      4,203,559

Shares Issued and Outstanding:
Class D                                    3            1              1            1         1,491            2,298          1,414

Net Asset Value and Redemption
Price Per Share (Net Assets
Per Share Outstanding)
Class D                           $    10.29   $    10.38     $    15.33    $    8.64   $     10.10  $         10.12   $       9.86

Cost of Investments Owned         $   98,049   $    8,772     $  139,705    $  56,836   $ 1,092,108  $     3,267,577   $  5,347,094
                                  ----------   ----------     ----------    ---------   -----------  ---------------   ------------
Cost of Foreign Currency Held     $        0   $        0     $       20    $       0   $    17,695  $             0   $      5,462
                                  ----------   ----------     ----------    ---------   -----------  ---------------   ------------

108 See accompanying notes

              New York                     Short Duration                               Strategic
Municipal     Municipal      Real Return   Municipal       Short-Term   StocksPLUS      Balanced       Total Return    Total Return
Bond Fund     Bond Fund      Bond Fund     Income Fund     Fund         Fund            Fund           Fund            Mortgage Fund
---------     ---------      -----------   --------------  ----------   ----------      ---------      ------------    -------------
$   54,626    $    3,175     $  1,117,767  $     12,954    $  855,837   $  1,568,989    $    76,485    $  54,049,779   $     23,894
        15             1              900             2             0         61,383          3,802           10,032              0

       934         2,802           40,080             0        78,809          3,926        124,664          644,787          4,985
        88             0            7,253             0         1,082          1,504            211          192,212              0
       783            38           10,330           194         9,110              0             80          433,213             80
         0             0               37             0             0              0              1            7,095              0
         0            14                0            14             0              0              0                0              0
         0             0              893             0            56              0              0                0              1
----------    ----------     ------------  ------------    ----------   ------------    -----------    -------------   ------------
    56,446         6,030        1,177,260        13,164       944,894      1,635,802        205,243       55,337,118         28,960
----------    ----------     ------------  ------------    ----------   ------------    -----------    -------------   ------------

$        0    $    2,796     $     48,227  $          0    $   41,828   $    174,328    $   124,516    $  14,893,787   $     12,541
         0             0          589,821             0       138,588              0              0        4,370,371              0
         0             0                0             0        63,033              0              0          181,070              0
         0             0                0             0            36          2,266              0           35,447              0
        78             0              591             0         5,949          3,452             44          237,276             65
        67             0              379             1         1,020              0              0           39,459              0
        12             1              112             2           148            489             25            7,463              4
        16             1              127             2           132            407             22            6,068              4
        16             0               28             0            10            352             15            1,652              0
         9             0               25             0            24            169              6              808              0
         0             0                0             0             0         17,981              0                0              0
         0             0                5             0         3,227          3,027              0           15,002              0
       198         2,798          639,315             5       253,995        202,471        124,628       19,788,403         12,614
----------    ----------     ------------  ------------    ----------   ------------    -----------    -------------   ------------
$   56,248    $    3,232     $    537,945  $     13,159    $  690,899   $  1,433,331    $    80,615    $  35,548,715   $     16,346
----------    ----------     ------------  ------------    ----------   ------------    -----------    -------------   ------------

$   56,254    $    3,164     $    531,114  $     13,098    $  693,777   $  1,424,354    $    81,117    $  36,552,222   $     15,834

         7             0              925             3           413         35,165          1,892          (52,845)             4

      (583)           25            2,876            (5)       (1,905)        40,145         (1,808)        (641,460)           324

       570            43            3,030            63        (1,386)       (66,333)          (586)        (309,202)           184
----------    ----------     ------------  ------------    ----------   ------------    -----------    -------------   ------------
$   56,248    $    3,232     $    537,945  $     13,159    $  690,899   $  1,433,331    $    80,615    $  35,548,715   $     16,346
----------    ----------     ------------  ------------    ----------   ------------    -----------    -------------   ------------

$      636    $       11     $     29,643  $         10    $    5,434   $      3,124    $       299    $     135,608   $        399
    55,612         3,221          508,302        13,149       685,465      1,430,207         80,316       35,413,107         15,947


        66             1            3,003             1           545            234             24           13,432             39




$     9.62    $    10.21     $       9.95  $      10.04    $     9.97   $      13.37    $     12.24    $       10.09   $      10.18

$   54,056    $    3,133     $  1,114,720  $     12,900    $  857,422   $  1,573,217    $    77,215    $  54,354,587   $     23,710
----------    ----------     ------------  ------------    ----------   ------------    -----------    -------------   ------------
$        0    $        0     $        464  $          0    $      221   $      6,153    $       617    $      55,419   $          0
----------    ----------     ------------  ------------    ----------   ------------    -----------    -------------   ------------

                                                      See accompanying notes 109

Statements of Operations

For the six months ended September 30, 2000 (Unaudited)

                                   California
                                   Intermediate  California                Emerging
Amounts in thousands               Municipal     Municipal    Convertible  Markets        Foreign        High Yield    Low
                                   Bond Fund     Bond Fund    Fund         Bond Fund      Bond Fund      Fund          Duration Fund
                                   ----------    ---------    ----------   -----------    -----------    -----------   -------------
Investment Income:
Interest                           $    1,755    $     218    $       0    $     2,293    $    18,745    $   141,093   $    150,219
Dividends, net of foreign taxes             0            0          826              1            338          4,590          3,725
Miscellaneous income                        0            0            0              0              0             10              0
                                   ----------    ---------    ----------   -----------    -----------    -----------   -------------
   Total Income                         1,755          218          826          2,294         19,083        145,693        153,944
                                   ----------    ---------    ----------   -----------    -----------    -----------   -------------


Expenses:
Investment advisory fees                   92           10          302             96            697          3,839          5,211
Administration fees                       101           10          204             87            824          4,423          4,224
Servicing fees - Class D                    0            0            0              0             15             32             16
Distribution and/or servicing
fees -
   Other Classes                           29            0           82             25            356          3,860          1,248
Trustees' fees                              0            0            0              0              1              5              7
Organization costs                          0            0            0              0              0              0              0
Interest expense                            0            0           34              1            170              3            253
Miscellaneous expense                       0            0          281              0              0              0              0
   Total Expenses                         222           20          903            209          2,063         12,162         10,959
   Recoupment of reimbursement              2            0            4              0              0              0              0
   Net Expenses                           224           20          907            209          2,063         12,162         10,959
                                   ----------    ---------    ----------   -----------    -----------    -----------   -------------
Net Investment Income (Loss)            1,531          198          (81)         2,085         17,020        133,531        142,985
                                   ----------    ---------    ----------   -----------    -----------    -----------   -------------

Net Realized and
Unrealized Gain (Loss):
Net realized gain (loss) on
   investments                            476          433       (2,169)         1,381          5,411        (81,413)          (915)

Net realized gain (loss) on
   futures contracts and
   written options                       (133)         (65)           0              0         (5,694)             0         (2,880)

Net realized gain (loss) on
   foreign currency transactions            0            0          148            (77)         3,413              0            136
Net change in unrealized
   appreciation (depreciation) on
   investments                          2,420          224       (3,085)             8         (2,220)        47,280         19,415
Net change in unrealized
   appreciation (depreciation) on
   futures contracts
   and written options                      0            0            0              0         (1,986)             0          6,013
Net change in unrealized
   appreciation (depreciation) on
   translation of assets and
   liabilities denominated
   in foreign currencies                    0            0           94            (66)         4,809              0          2,913

   Net Gain (Loss)                      2,763          592       (5,012)         1,246          3,733        (34,133)        24,682

Net Increase (Decrease) in Assets
                                   ----------    ---------    ----------   -----------    -----------    -----------   -------------
   Resulting from Operations       $    4,294    $     790    $  (5,093)   $     3,331    $    20,753    $    99,398   $    167,667
                                   ----------    ---------    ----------   -----------    -----------    -----------   -------------




110 See accompanying notes

             New York                   Short Duration                                 Strategic
Municipal    Municipal   Real Return    Municipal        Short-Term     StocksPLUS     Balanced      Total Return    Total Return
Bond Fund    Bond Fund   Bond Fund      Income Fund      Fund           Fund           Fund          Fund            Mortgage Fund
---------    ---------   -----------    --------------   -----------    -----------    -----------   --------------  -------------
$   1,551    $     75    $    19,079    $       288      $    25,753    $    28,530    $     3,241   $    1,179,263  $        404
        0           0              0              0                0            807             63           20,491             0
        0           0              0              0                6             18              0              245             0
---------    ---------   ------------   -----------      -----------    -----------     ----------   --------------  ------------
    1,551          75         19,079            288           25,759         29,355          3,304        1,199,999           404
---------    ---------   -----------    -----------      -----------    -----------     ----------   --------------  ------------

       70           4            516             12              887          2,889            217           41,399            15
       90           4            582             12              793          2,417            158           33,656            15
        1           0             28              0                6              4              0              134             0

      146           0            209              0              200          3,133            125           13,933             0
        0           0              1              0                1              3              0               58             0
        0           0              1              0                0              0              0                0             0
        0           0             74              0            1,367              1             16            9,703             0
        0           0              0              0                1              0              0                0             0
      307           8          1,411             24            3,255          8,447            516           98,883            30
        0           0              0              0                0              0              0                0             0
      307           8          1,411             24            3,255          8,447            516           98,883            30
---------    ---------   -----------    --------------   -----------    -----------    -----------   --------------  -------------
    1,244          67         17,668            264           22,504         20,908          2,788        1,101,116           374
---------    ---------   -----------    --------------   -----------    -----------    -----------   --------------  -------------

      478          27          2,525             20               86          (310)         (1,173)         345,059           330

     (136)          8            341              0             (145)       78,988           3,916           85,018             5

        0           0            870              0               59         3,591          (1,029)         (13,781)            0

      710          51         (1,041)            57            1,572           (35)            849           69,578           208

        0           0            319              0               15      (154,518)         (6,478)         (19,306)           (3)

        0           0            147              0              387           524             117           (3,140)            0

    1,052          86          3,161             77            1,974       (71,760)         (3,798)         463,428           540

---------    ---------   -----------    --------------   -----------    -----------    -----------   --------------  -------------
$   2,296    $    153    $    20,829    $       341      $    24,478    $  (50,852)    $    (1,010)  $    1,564,544  $        914
---------    ---------   -----------    --------------   -----------    -----------    -----------   --------------  -------------

                                                                                                          See accompanying notes 111

Statements of Changes in Net Assets

                                                                                                                 California
                                                                      California Intermediate                    Municipal
Amounts in thousands                                                  Municipal Bond Fund                        Bond Fund
                                                                      ----------------------------------------   ------------------
                                                                        Six Months Ended           Period from          Period from
                                                                      September 30, 2000    August 31, 1999 to      May 16, 2000 to
Increase (Decrease) in Net Assets from:                                      (Unaudited)        March 31, 2000   September 30, 2000
                                                                                                                        (Unaudited)
Operations:
Net investment income (loss)                                          $          1,531        $          106        $           198
Net realized gain (loss)                                                           343                    (5)                   368
Net change in unrealized appreciation (depreciation)                             2,420                    72                    224
                                                                      ----------------        --------------        ---------------
Net increase (decrease) resulting from operations                                4,294                   173                    790
                                                                      ----------------        --------------        ---------------
Distributions to Shareholders:
From net investment income
   Class D                                                                           0                     0                      0
   Other Classes                                                                (1,569)                 (105)                  (198)
In excess of net investment income
   Class D                                                                           0                     0                      0
   Other Classes                                                                     0                     0                      0
From net realized capital gains
   Class D                                                                           0                     0                      0
   Other Classes                                                                     0                     0                      0
In excess of net realized capital gains
   Class D                                                                           0                     0                      0
   Other Classes                                                                     0                    (7)                     0
                                                                      ----------------        --------------        ---------------
Total Distributions                                                             (1,569)                 (112)                  (198)
                                                                      ----------------        --------------        ---------------
Fund Share Transactions:
Receipts for shares sold
   Class D                                                                          25                    10                     10
   Other Classes                                                               120,329                10,729                 18,629
Issued in reorganization
   Class D                                                                           0                     0                      0
   Other Classes                                                                     0                     0                      0
Issued as reinvestment of distributions
   Class D                                                                           0                     0                      0
   Other Classes                                                                 1,537                   103                    183
Cost of shares redeemed
   Class D                                                                           0                     0                      0
   Other Classes                                                               (34,353)                 (675)               (10,286)
Net increase (decrease) resulting from Fund share transactions                  87,538                10,167                  8,536
                                                                      ----------------        --------------        ---------------
Total Increase (Decrease) in Net Assets                                         90,263                10,228                  9,128
                                                                      ----------------        --------------        ---------------
Net Assets:
Beginning of period                                                             10,228                     0                      0
End of period *                                                       $        100,491           $    10,228           $      9,128

*Including net undistributed (overdistributed) investment income of:  $            (37)          $         1           $          0

Amounts in thousands                                                  Convertible Fund
                                                                      -------------------------------------
                                                                        Six Months Ended         Year Ended
                                                                      September 30, 2000     March 31, 2000
Increase (Decrease) in Net Assets from:                                      (Unaudited)
Operations:
Net investment income (loss)                                          $            (81)      $          293
Net realized gain (loss)                                                        (2,021)               7,821
Net change in unrealized appreciation (depreciation)                            (2,991)              27,966
                                                                        --------------       --------------
Net increase (decrease) resulting from operations                               (5,093)              36,080
                                                                        --------------       --------------
Distributions to Shareholders:
From net investment income
   Class D                                                                           0                    0
   Other Classes                                                                (1,137)                (293)
In excess of net investment income
   Class D                                                                           0                    0
   Other Classes                                                                     0               (1,271)
From net realized capital gains
   Class D                                                                           0                    0
   Other Classes                                                                     0                 (619)
In excess of net realized capital gains
   Class D                                                                           0                    0
   Other Classes                                                                     0                    0
                                                                        --------------       --------------
Total Distributions                                                             (1,137)              (2,183)
                                                                        --------------       --------------
Fund Share Transactions:
Receipts for shares sold
   Class D                                                                           0                    0
   Other Classes                                                                51,437              190,503
Issued in reorganization
   Class D                                                                           0                    0
   Other Classes                                                                     0                    0
Issued as reinvestment of distributions
   Class D                                                                           0                    0
   Other Classes                                                                   967                2,104
Cost of shares redeemed
   Class D                                                                           0                    0
   Other Classes                                                               (70,532)             (42,473)
Net increase (decrease) resulting from Fund share transactions                 (18,128)             150,134
                                                                        --------------       --------------
Total Increase (Decrease) in Net Assets                                        (24,358)             184,031
                                                                        --------------       --------------
Net Assets:
Beginning of period                                                            184,031                    0
End of period *                                                         $      159,673       $      184,031
*Including net undistributed (overdistributed) investment income of:    $        4,294       $        5,512


112 See accompanying notes


Emerging Markets
Bond Fund                             Foreign Bond Fund                     High Yield Fund
-----------------------------------   -----------------------------------   -----------------------------------
  Six Months Ended       Year Ended     Six Months Ended       Year Ended     Six Months Ended       Year Ended
September 30, 2000   March 31, 2000   September 30, 2000   March 31, 2000   September 30, 2000   March 31, 2000
       (Unaudited)                           (Unaudited)                           (Unaudited)
$        2,085       $       2,012    $        17,020      $     35,220     $       133,531      $     296,022
         1,304               1,254              3,130             4,992             (81,413)           (70,452)
           (58)              2,001                603           (31,738)             47,280           (263,887)
-----------------------------------   -----------------------------------   -----------------------------------
         3,331               5,267             20,753             8,474              99,398            (38,317)
-----------------------------------   -----------------------------------   -----------------------------------

             0                   0               (342)             (562)             (1,101)            (1,533)
        (2,088)             (2,011)           (16,389)          (34,615)           (132,543)          (292,206)

             0                   0                  0                 0                   0                (11)
             0                   0                  0                 0                   0             (2,133)

             0                   0                  0               (80)                  0                  0
             0                   0                  0            (4,745)                  0                  0

             0                   0                  0               (60)                  0                  0
             0                   0                  0            (3,587)                  0                  0
-----------------------------------   -----------------------------------   -----------------------------------
        (2,088)             (2,011)           (16,731)          (43,649)           (133,644)          (295,883)
-----------------------------------   -----------------------------------   -----------------------------------

             0                   0              5,765             8,012              17,577             23,790
        25,337              43,469            113,445           251,525             600,585          2,050,531

             0                   0                  0                 0                   0                  0
             0                   0                  0                 0                   0                  0

             0                   0                335               698               1,038              1,515
         1,933               1,876             13,931            34,688             103,501            240,203

             0                   0             (1,084)           (6,691)            (18,733)            (8,901)
        (4,781)            (25,312)           (96,870)         (328,315)           (780,591)        (2,025,795)
        22,489              20,033             35,522           (40,083)            (76,623)           281,343
-----------------------------------   -----------------------------------   -----------------------------------
        23,732              23,289             39,544           (75,258)           (110,869)           (52,857)
-----------------------------------   -----------------------------------   -----------------------------------

        27,847               4,558            545,525           620,783           3,170,393          3,223,250
$       51,579       $      27,847    $       585,069      $    545,525     $     3,059,524      $   3,170,393

$          859       $         862    $        15,404      $     15,115     $       (2,104)      $      (1,991)

Low Duration Fund                     Municipal Bond Fund
------------------------------------  --------------------------------------
  Six Months Ended        Year Ended     Six Months Ended         Year Ended
September 30, 2000    March 31, 2000   September 30, 2000     March 31, 2000
       (Unaudited)                            (Unaudited)


$         142,985     $      265,005   $          1,244       $       2,314
           (3,659)           (47,944)               342                (919)
           28,341            (75,164)               710              (2,965)
------------------------------------  --------------------------------------
          167,667            141,897              2,296              (1,570)
------------------------------------  --------------------------------------

             (415)              (545)               (18)                (21)
         (142,569)          (260,454)            (1,223)             (2,287)

                0                 (8)                 0                   0
                0             (3,942)                 0                   0

                0                  0                  0                   0
                0                  0                  0                   0

                0                  0                  0                   0
                0                  0                  0                   0
------------------------------------  --------------------------------------
         (142,984)          (264,949)            (1,241)             (2,308)
------------------------------------  --------------------------------------

            3,906              9,569              3,229               2,373
        1,455,853          3,465,383             16,032              21,145

                0                  0                  0                   0
                0                  0                  0                   0

              408                544                 15                  18
          120,618            225,453                834               1,620

           (2,453)            (4,329)            (3,738)             (1,512)
       (1,375,835)        (3,454,487)           (13,762)            (25,741)
          202,497            242,133              2,610              (2,097)
------------------------------------  --------------------------------------
          227,180            119,081              3,665              (5,975)
------------------------------------  --------------------------------------

        3,990,328          3,871,247             52,583              58,558
$       4,217,508     $    3,990,328   $         56,248       $      52,583

$          (8,388)    $       (8,390)  $              7       $           4


                                                      See accompanying notes 113


                                                           New York Municipal
Amounts in thousands                                       Bond Fund                              Real Return Bond Fund
                                                           -------------------------------------  ----------------------------------
                                                             Six Months Ended        Period from    Six Months Ended      Year Ended
Increase (Decrease) in Net Assets from:                    September 30, 2000    August 31, 1999  September 30, 2000  March 31, 2000
                                                                  (Unaudited)  to March 31, 2000         (Unaudited)
                                                           -------------------------------------  ----------------------------------
Operations:
Net investment income (loss)                               $              67   $             70   $           17,668  $      7,689
Net realized gain (loss)                                                  35                 (4)               3,736           317
Net change in unrealized appreciation (depreciation)                      51                 (8)                (575)        3,722
                                                           -------------------------------------  ----------------------------------
Net increase (decrease) resulting from operations                        153                 58               20,829        11,728
                                                           -------------------------------------  ----------------------------------
Distributions to Shareholders:
From net investment income
   Class D                                                                 0                  0                 (936)         (321)
   Other Classes                                                         (67)               (70)             (16,830)       (7,215)
In excess of net investment income
   Class D                                                                 0                  0                    0             0
   Other Classes                                                           0                  0                    0             0
From net realized capital gains
   Class D                                                                 0                  0                    0           (17)
   Other Classes                                                           0                  0                    0          (276)
In excess of net realized capital gains
   Class D                                                                 0                  0                    0             0
   Other Classes                                                           0                 (6)                   0             0
                                                           -------------------------------------  ----------------------------------
Total Distributions                                                      (67)               (76)             (17,766)       (7,829)
                                                           -------------------------------------  ----------------------------------
Fund Share Transactions:
Receipts for shares sold
   Class D                                                                 0                 10               16,518        16,706
   Other Classes                                                           0              3,010              296,596       236,282
Issued in reorganization
   Class D                                                                 0                  0                    0             0
   Other Classes                                                           0                  0                    0             0
Issued as reinvestment of distributions
   Class D                                                                 0                  0                  898           319
   Other Classes                                                          68                 76               13,757         5,502
Cost of shares redeemed
   Class D                                                                 0                  0               (3,480)       (1,910)
   Other Classes                                                           0                  0              (59,268)      (19,148)
                                                           -------------------------------------  ----------------------------------
Net increase (decrease) resulting from Fund share
   transactions                                                           68              3,096              265,021       237,751
                                                           -------------------------------------  ----------------------------------
Net Assets:
Beginning of period                                                    3,078                  0              269,861        28,211
End of period *                                            $           3,232$  $          3,078   $          537,945  $    269,861
*Including net undistributed (overdistributed)
   investment income of:                                   $               0   $              0   $              925  $      1,023

                                                                         Short Duration
Amounts in thousands                                                     Municipal Income Fund
                                                                         -----------------------------------------
                                                                           Six Months Ended            Period from
                                                                         September 30, 2000        August 31, 2000
Increase (Decrease) in Net Assets from:                                         (Unaudited)      to March 31, 2000
                                                                         -----------------------------------------
Operations:
Net investment income (loss)                                             $            264        $          244
Net realized gain (loss)                                                               20                   (25)
Net change in unrealized appreciation (depreciation)                                   57                     6
                                                                         -----------------------------------------
Net increase (decrease) resulting from operations                                     341                   225
                                                                         -----------------------------------------
Distributions to Shareholders:
From net investment income
   Class D                                                                              0                     0
   Other Classes                                                                     (264)                 (241)
In excess of net investment income
   Class D                                                                              0                     0
   Other Classes                                                                        0                     0
From net realized capital gains
   Class D                                                                              0                     0
   Other Classes                                                                        0                     0
In excess of net realized capital gains
   Class D                                                                              0                     0
   Other Classes                                                                        0                     0
                                                                         -----------------------------------------
Total Distributions                                                                  (264)                 (241)
                                                                         -----------------------------------------
Fund Share Transactions:
Receipts for shares sold
   Class D                                                                              0                    10
   Other Classes                                                                    2,134                10,500
Issued in reorganization
   Class D                                                                              0                     0
   Other Classes                                                                        0                     0
Issued as reinvestment of distributions
   Class D                                                                              0                     0
   Other Classes                                                                      263                   241
Cost of shares redeemed
   Class D                                                                              0                     0
   Other Classes                                                                      (50)                    0
Net increase (decrease) resulting from Fund share transactions                      2,347                10,751
                                                                         -----------------------------------------
Total Increase (Decrease) in Net Assets:                                            2,424                10,735
                                                                         -----------------------------------------
Net Assets:
Beginning of period                                                                10,735                     0
End of period *                                                          $         13,159        $       10,735

*Including net undistributed (overdistributed) investment income of:     $              3        $            3


114 See accompanying notes

Short-Term Fund                          StocksPLUS Fund                            Strategic Balanced Fund
-------------------------------------    --------------------------------------     ------------------------------------
  Six Months Ended         Year Ended      Six Months Ended         Year Ended        Six Months Ended       Year Ended
September 30, 2000     March 31, 2000    September 30, 2000     March 31, 2000      September 30, 2000   March 31, 2000
       (Unaudited)                              (Unaudited)                                (Unaudited)
$        22,504       $       37,374     $        20,908        $       98,837      $        2,788       $       8,094
              0               (1,776)             82,269                38,756               1,714                (274)
          1,974               (3,309)           (154,029)               87,250              (5,512)              4,531
-------------------------------------    --------------------------------------     ------------------------------------
         24,478               32,289             (50,852)              224,843              (1,010)             12,351
-------------------------------------    --------------------------------------     ------------------------------------

           (145)                (198)                (55)                 (227)                 (5)                 (9)
        (22,302)             (37,167)            (24,077)             (107,742)             (2,686)             (8,418)

              0                    0                   0                     0                   0                   0
              0                    0                   0                     0                   0                   0

              0                    0                   0                  (209)                  0                  (2)
              0                    0                   0               (95,326)                  0              (1,779)

              0                    0                   0                  (109)                  0                  (4)
              0                    0                   0               (49,468)                  0              (3,575)
-------------------------------------    --------------------------------------     ------------------------------------
       (22,447)              (37,365)            (24,132)             (253,081)             (2,691)            (13,787)
-------------------------------------    --------------------------------------     ------------------------------------

          3,086                4,614                 366                 2,553                 251                 124
        339,733            1,354,008             271,417               792,443               6,444              21,377

              0                    0                   0                     0                   0                   0
              0                    0                   0                     0                   0              66,780

            129                  195                  52                   534                   5                  15
         15,806               26,908              21,191               239,951               2,426               9,186

        (1,159)               (3,698)               (420)               (1,416)               (117)               (141)
      (377,728)           (1,269,938)           (283,086)             (708,774)            (79,691)            (39,025)
       (20,133)              112,089               9,520               325,291             (70,682)             58,316
-------------------------------------    --------------------------------------     ------------------------------------
       (18,102)              107,013             (65,464)              297,053             (74,383)             56,880
-------------------------------------    --------------------------------------     ------------------------------------

        709,001              601,988           1,498,795             1,201,742             154,998              98,118
$       690,899       $      709,001     $     1,433,331        $    1,498,795      $       80,615       $     154,998

$           413       $          356     $        35,165        $       38,389      $        1,892       $       1,795


Total Return Fund                      Total Return Mortgage Fund
-------------------------------------  -------------------------------------
  Six Months Ended        Year Ended     Six Months Ended         Year Ended
September 30, 2000    March 31, 2000   September 30, 2000     March 31, 2000
       (Unaudited)                            (Unaudited)
$      1,101,116      $    1,778,306   $         374          $         238
         416,296            (847,388)            335                     (6)
          47,132            (242,138)            205                    (78)
-------------------------------------  -------------------------------------
       1,564,544             688,780             914                    154
-------------------------------------  -------------------------------------

         (3,438)              (3,193)             (7)                    (6)
     (1,092,629)          (1,698,045)           (367)                  (232)

               0                (138)              0                      0
               0             (72,908)              0                      0

               0                   0               0                      0
               0                   0               0                     (3)

               0                   0               0                      0
               0                   0               0                      0
-------------------------------------  -------------------------------------
     (1,096,067)          (1,774,284)           (374)                  (241)
-------------------------------------  -------------------------------------

          64,841              71,612             234                    176
       6,657,867          13,430,759          12,558                     51

               0                   0               0                      0
               0                   0               0                      0

           3,407               3,317               7                      5
         859,979           1,410,633             366                    235

        (14,828)             (27,553)            (15)                  (212)
     (4,027,301)          (8,391,495)         (1,481)                  (342)
       3,543,965           6,497,273          11,669                    (87)
-------------------------------------  -------------------------------------
       4,012,442           5,411,769          12,209                   (174)
-------------------------------------  -------------------------------------

      31,536,273          26,124,504           4,137                  4,311
$     35,548,715      $   31,536,273   $      16,346          $       4,137

$       (52,845)      $      (57,894)  $           4          $           4


                                                      See accompanying notes 115

Statements of Cash Flows
For the period ended September 30, 2000 (Unaudited)

Amounts in thousands                                                  Foreign          Real Return
                                                                      Bond Fund        Bond Fund
                                                                      ------------     ------------
Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities
Sales of Fund shares                                                  $   119,210      $   307,065
Redemptions of Fund shares                                                (97,844)         (63,063)
Cash distributions paid                                                    (2,404)          (3,148)
Increase (decrease) from financing transactions                           (43,910)         422,249
                                                                      ------------     ------------
Net increase (decrease) from financing activities                         (24,948)         663,103
                                                                      ============     ============

Operating Activities
Purchases of long-term securities and foreign currency                 (1,904,922)      (1,820,178)
Proceeds from sales of long-term securities and foreign currency        1,986,404        1,226,460
Purchases of short-term securities (net)                                  (66,101)         (68,272)
Net investment income                                                      17,021           17,668
Change in other receivables/payables (net)                                    475          (18,215)
                                                                      ------------     ------------
Net increase (decrease) from operating activities                          32,877         (662,537)
                                                                      ============     ============
Net Increase in Cash and Foreign Currency                                   7,929              566
                                                                      ============     ============

Cash and Foreign Currency
Beginning of period                                                         9,658              334
End of period                                                         $    17,587      $       900
                                                                      ------------     ------------



116 See accompanying notes

Notes to Financial Statements
September 30, 2000 (Unaudited)

1. Organization

PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 35 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares:
Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). The Long Duration Fund had not commenced operations as of September 30, 2000. Information presented in these financial statements pertains to the Class D shares of the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, and C Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the StocksPLUS and Strategic Balanced Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the StocksPLUS and Strategic Balanced Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards. Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the StocksPLUS and Strategic Balanced Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the StocksPLUS and Strategic Balanced Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

September 30, 2000 (Unaudited)

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute substantially all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. A Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. Certain Funds are authorized to enter into futures contracts and options. A Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. Certain Funds are authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though principal is not received until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly-owned subsidiary partnership of PIMCO Advisors L.P. and serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.20% for the Short Duration Municipal Income Fund; 0.40% for the Convertible, StocksPLUS and Strategic Balanced Funds; 0.45% for Emerging Markets Bond Fund; and 0.25% for all other Funds.

Administration Fee. Pacific Investment Management Company (PIMCO) is a wholly-owned subsidiary partnership of PIMCO Advisors L.P. which also serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class' average daily net assets. The Administration Fee for Class D is charged at the annual rate of 0.25% for the Low Duration, Short-Term, and Total Return Funds; 0.35% for the Municipal Bond, California Intermediate Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds; 0.45% for the Foreign Bond Fund; 0.55% for Emerging Markets Bond Fund; and 0.40% for all other Funds. The Administration Fee for the Institutional and Administrative Class is charged at the annual rate of 0.18% for the Low Duration and Total Return Funds; 0.19% for the Short Duration Municipal Income Fund; 0.20% for the Short-Term Fund; 0.24% for the California Intermediate Municipal Bond and New York Municipal Bond Funds; 0.40% for Emerging Markets Bond Fund; and 0.25% for all other Funds. The Administration Fee for the A, B and C Classes is charged at an annual rate of 0.35% for the California Intermediate Municipal Bond, Municipal Bond, New York Intermediate Municipal Bond and Short-Term Funds; 0.45% for Foreign Bond Fund; 0.55% for Emerging Markets Bond Fund; and 0.40% for all other Funds.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), formerly PIMCO Funds Distribution Company, a wholly-owned subsidiary of PIMCO Advisors L.P., serve as the distributor of the Trust's shares.

     The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during current fiscal year.

     Pursuant to the Distribution and Serving Plans adopted by the A, B, C and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sales of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, and D Classes. The Trust paid PFD distribution and servicing fees at effective rate as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                                                         Allowable Rate
                                                -----------------------------
                                                Distribution        Servicing
                                                     Fee (%)          Fee (%)
-----------------------------------------------------------------------------
Class A
Money Market Fund                                         --             0.10
All other Funds                                           --             0.25

Class B
All Funds                                               0.75             0.25

Class C
Foreign Bond, High Yield
and Total Return Funds                                  0.75             0.25
Municipal Bond, Real Return Bond
Low Duration and StocksPLUS Funds                       0.50             0.25
Short-Term Fund                                         0.30             0.25
Money Market Fund                                         --             0.10

Class D
All Funds                                                 --             0.25

September 30, 2000 (Unaudited)

PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2000, PFD received $4,781,893 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of Convertible, Short Duration Municipal Income, California Intermediate Municipal Bond and New York Municipal Bond Funds administrative fees to the extent that the payment of each Fund's pro rata share of Trustee fees and organizational expenses causes the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basic points as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                            Institutional  Administrative   Class A    Class B    Class C     Class D
-----------------------------------------------------------------------------------------------------
Investment Grade
   Corporate Bond Fund          0.50%          0.75%           --         --          --          --
Convertible Fund                0.65%          0.90%         1.05%      1.80%       1.80%         --
Short Duration Municipal
   Income Fund                  0.39%          0.64%           --         --          --        0.80%
California Intermediate
   Municipal Bond Fund          0.49%          0.74%         0.85%        --          --        0.85%
New York Municipal
   Bond Fund                    0.49%          0.74%         0.85%        --          --        0.85%

PIMCO may be reimbursed for these waived amounts in the future periods.

     Each unaffiliated Trustee receives an annual retainer of $45,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2000 were as follows (amounts in thousands):


                                U.S. Government/Agency            All Other
                             ---------------------------------------------------
                                Purchases        Sales    Purchases        Sales
--------------------------------------------------------------------------------
California Intermediate
   Municipal Bond Fund       $          0  $         0  $   212,882  $   135,822
California Municipal
   Bond Fund                          108            0       41,539       33,295
Convertible Fund                        0            0      153,607      160,927
Foreign Bond Fund               1,600,643    1,431,459      624,510      574,400
High Yield Fund                         0        6,402      474,059      747,037
Low Duration Fund               3,758,313    3,762,409    1,465,574      692,820
Municipal Bond Fund                   108            0       83,024       84,009
New York Municipal
   Bond Fund                            0            0       19,752       19,614
Real Return Bond Fund           1,351,736    1,175,196      493,404       43,416
Short Duration
   Municipal Income Fund                0            0       11,142        8,768
Short-Term Fund                   260,278      282,834      406,785       82,275
StocksPLUS Fund                   300,346      252,736      514,580      247,174
Strategic Balanced Fund           457,515      496,735      112,546      140,586
Total Return Fund              83,997,342   74,490,752    9,558,193    7,800,637
Total Return Mortgage Fund         65,795       52,731        5,445        1,769

5. Federal Income Tax Matters

As March 31, 2000, the Funds listed in the table below had remaining capital loss carryforwards that were realized or acquired in prior years. Use of the acquired capital loss carryforwards may be limited under current tax laws.

     Additionally, the California Intermediate Municipal Bond, High Yield, Low Duration, Municipal Bond, New York Intermediate Municipal Bond, Real Return, Short Duration Municipal Income, Short-Term, Total Return, and Total Return Mortgage Funds realized capital losses and/or foreign currency losses during the period November 1, 1999 through March 31, 2000 which the Fund elected to defer to the following fiscal year pursuant to income tax regulations. The amounts are $12,205, $43,449,654, $17,470,237, $526,178, $10,244, $342,135, $22,082,
$1,382,953, $243,968,849, and $5,145 respectively.

     Each Fund will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.

                                               Capital Loss Carryforwards
                                    --------------------------------------------
                                    Realized Losses  Acquired Losses  Expiration
                                    --------------------------------------------
Foreign Bond Fund                     $  10,316,442    $         0    03/31/2008
High Yield Fund                          39,492,722              0    03/31/2008
High Yield Fund                                   0     48,559,227    03/31/2002
Low Duration Fund                        42,174,597              0    03/31/2008
Municipal Bond Fund                         391,768              0    03/31/2008
Municipal Bond Fund                           5,734              0    03/31/2007
Short Duration Municipal Income Fund          2,501              0    03/31/2008
Short-Term Fund                             412,413              0    03/31/2008
Short-Term Fund                             109,956              0    03/31/2007
Total Return Fund                       750,096,993              0    03/31/2008
Total Return Mortgage Fund                    1,080              0    03/31/2008

6. Transactions in Written Call and Put Options
Transactions in written call and put options were as follows (amounts in thousands):

                            Foreign Bond    Low Duration       StocksPLUS   Strategic Balanced     Total Return
                                    Fund            Fund             Fund                 Fund             Fund
                            ------------------------------------------------------------------------------------
                                                                 Premium
                            ------------------------------------------------------------------------------------
Balance at 03/31/2000       $        473    $      3,873     $      1,231    $         692        $      31,722
Sales                              1,602           2,116            6,831              643               57,025
Closing Buys                        (363)            (78)           3,943             (275)             (29,554)
Expirations                         (857)         (2,092)          (9,955)          (1,060)             (18,184)
Exercised                              0               0                0                0                 (216)
                            ------------------------------------------------------------------------------------
Balance at 09/30/2000       $        855    $      3,819     $      2,050    $          (0)       $      40,793
                            ====================================================================================

7. Reorganization
The Acquiring Fund, as listed below, acquired the assets and certain liabilities of the Acquired Fund, also listed below, in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders (amounts in thousands):

                                                                   Value of                                Total Net
                                                         Shares      Shares   Total Net    Total Net       Assets of       Acquired
                                                      Issued by   Issued by   Assets of    Assets of       Acquiring         Fund's
                                                      Acquiring   Acquiring    Acquired    Acquiring      Fund After     Unrealized
Acquiring Fund           Acquired Fund         Date        Fund        Fund        Fund         Fund     Acquisition   Depreciation
------------------------------------------------------------------------------------------------------------------------------------

PIMCO                    PIMCO
Strategic Balanced Fund  Balanced Fund   09/17/1999       5,137   $  66,780   $  66,780    $ 105,993     $   172,774   $       (45)

8. Line of Credit
Effective December 30, 1999, the funds, along with certain other funds managed by PIMCO, entered into an unsecured $100,000,000 bank line of credit agreement with State Street Bank & Trust Company. Borrowings under the agreement bear interest at the Fed Funds plus 50 basis points or the Base Rate, which is typically the Prime Rate. The funds may borrow money solely for temporary purposes to fund shareholder redemptions. The funds did not borrow from the line during the period April 1, 2000 through September 30, 2000.

9. Acquisition by Allianz AG
On May 5, 2000, Allianz AG completed the acquisition of approximately 70% of the outstanding partnership interest in PIMCO Advisors L.P. ("PIMCO Advisors"), of which PIMCO is a subsidiary partnership. As a result of this transaction, PIMCO Advisors, and its subsidiaries, are now controlled by Allianz AG, a leading provider of financial services, particularly in Europe. PIMCO remains operationally independent, continues to operate under its existing name, and now leads the global fixed-income efforts of Allianz AG. Key employees at each PIMCO Advisors' investment units, including PIMCO's Bill Gross, have signed long-term employment contracts and have significant profit-sharing and retention arrangements to ensure continuity of the investment process and staff. With the addition of PIMCO Advisors, the Allianz Group manages assets of approximately US$650 billion, including more than 300 mutual funds for retail and institutional clients around the world.

September 30, 2000

10. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                                                                 California
                                                                    California Intermediate                       Municipal
                                                                     Municipal Bond Fund                          Bond Fund
                                                        ---------------------------------------------         -----------------
                                                            Period Ended       Period from 01/31/2000           Period Ended
                                                             09/30/2000              to 03/31/2000                09/30/2000
                                                        Shares       Amount        Shares      Amount         Shares     Amount
                                                        ---------------------------------------------         -----------------
Receipts for shares sold
   Class D                                                   2    $      25             1   $      10              1  $     10
   Other classes                                        12,006      120,329         1,075      10,729          1,862    18,629
Shares issued in reorganization
   Class D                                                   0            0             0           0              0         0
   Other classes                                             0            0             0           0              0         0
Issued as reinvestment of distributions
   Class D                                                   0            0             0           0              0         0
   Other classes                                           150        1,537            10         103             18       183
Cost of shares redeemed
   Class D                                                   0            0             0           0              0         0
   Other classes                                        (3,409)     (34,353)          (68)       (675)        (1,002)  (10,286)
                                                        ---------------------------------------------         ----------------
Net increase (decrease) resulting from Fund share
  transactions                                           8,749     $ 87,538         1,018   $  10,167            879  $  8,536
                                                        =============================================         =================



                                                                         Convertible Fund
                                                            ----------------------------------------------
                                                                 Period Ended       Period from 01/31/2000
                                                                  09/30/2000             to 03/31/2000
                                                            Shares        Amount       Shares       Amount
                                                            ----------------------------------------------
Receipts for shares sold
   Class D                                                       0     $       0            1    $      10
   Other classes                                             3,477        51,437       14,353      190,493
Shares issued in reorganization
   Class D                                                       0             0            0            0
   Other classes                                                 0             0            0            0
Issued as reinvestment of distributions
   Class D                                                       0             0            0            0
   Other classes                                                69           967          145        2,104
Cost of shares redeemed
   Class D                                                       0             0            0            0
   Other classes                                            (4,803)      (70,532)      (2,824)     (42,473)
                                                            ----------------------------------------------
Net increase (decrease) resulting from Fund share
  transactions                                              (1,257)    $ (18,128)      11,675    $ 150,134
                                                            ==============================================



                                                                                                            New York
                                                                 Municipal Bond Fund                    Municipal Bond Fund
                                                     --------------------------------------   --------------------------------------
                                                        Period Ended          Year Ended       Period Ended   Period from 01/31/2000
                                                          09/30/2000          03/31/2000         09/30/2000       to 03/31/2000
                                                     Shares      Amount   Shares     Amount    Shares   Amount   Shares    Amount
                                                     --------------------------------------   --------------------------------------
Receipts for shares sold
   Class D                                              341   $   3,229      251   $  2,373       0   $     0        1   $     10
   Other classes                                      1,705      16,032    2,204     21,145       0         0      301      3,010
Shares issued in reorganization
   Class D                                                0           0        0          0       0         0        0          0
   Other classes                                          0           0        0          0       0         0        0          0
Issued as reinvestment of distributions
   Class D                                                2          15        2         18       0         0        0          0
   Other classes                                         88         834      169      1,620       6        67        8         76
Cost of shares redeemed
   Class D                                             (393)     (3,738)    (161)    (1,512)      0         0        0          0
   Other classes                                     (1,448)    (13,762)  (2,700)   (25,741)      0         0        0          0
                                                     --------------------------------------   --------------------------------------
Net increase (decrease) resulting from Fund share
transactions                                            295   $   2,610     (235)  $ (2,097)      6   $    67      310   $  3,096
                                                     --------------------------------------   --------------------------------------

              Emerging Markets Bond Fund                               Foreign Bond Fund
----------------------------------------------------      --------------------------------------------------
          Period Ended              Year Ended               Period Ended               Year Ended
           09/30/2000              03/31/2000                  09/30/2000               03/31/2000
     Amount         Shares     Amount         Shares       Amount        Shares      Amount           Shares
----------------------------------------------------      --------------------------------------------------
          0    $         0          1   $         10          573    $    5,765         785      $     8,012
      3,074         25,335      5,669         43,459       11,284       113,446      24,699          251,525
          0              0          0              0            0             0           0                0
          0              0          0              0            0             0           0                0
          0              0          0              0           33           335          69              698
        226          1,933        234          1,876        1,386        13,931       3,422           34,688
          0              0          0              0         (108)       (1,084)       (662)          (6,691)
       (567)        (4,781)    (3,278)       (25,312)      (9,643)      (96,870)    (32,310)        (328,315)
----------------------------------------------------      --------------------------------------------------
      2,733    $    22,487      2,626   $     20,033        3,525     $  35,523      (3,997)     $   (40,083)
====================================================      ==================================================

                       High Yield Fund                                   Low Duration Fund
----------------------------------------------------      --------------------------------------------------
          Period Ended               Year Ended               Period Ended                 Year Ended
           09/30/2000                03/31/2000                09/30/2000                  03/31/2000
     Amount         Shares     Amount         Shares       Amount        Shares       Amount          Shares
----------------------------------------------------      --------------------------------------------------
      1,726   $     17,577      2,194   $     23,790          396   $     3,906          968     $     9,569
     59,107        600,585    189,148      2,050,531      148,461     1,455,853      349,686       3,465,383
          0              0                         0            0             0            0               0
          0              0                         0            0             0            0               0
        102          1,038        142          1,515           42           408           55             544
     10,203        103,501     22,334        240,203       12,287       120,618       22,786         225,453
     (1,838)       (18,733)      (835)        (8,901)        (250)       (2,453)        (438)         (4,329)
    (76,918)      (780,591)  (189,837)    (2,025,795)    (140,222)    (1,375,83)    (349,184)     (3,454,487)
----------------------------------------------------      --------------------------------------------------
     (7,618)  $    (76,623)    23,146   $    281,343       20,714   $   202,497       23,873     $   242,133
====================================================      ==================================================


                                                                            Short Duration
                   Real Return Bond Fund                                 Municipal Income Fund
----------------------------------------------------      --------------------------------------------------
          Period Ended             Year Ended                   Period Ended               Year Ended
           09/30/2000               03/31/2000                   09/30/2000               to 03/31/2000
     Amount         Shares     Amount         Shares       Amount        Shares       Amount          Shares
----------------------------------------------------      --------------------------------------------------
      1,680     $   16,518      1,714   $     16,706            0    $        0            1      $       10
     30,503        296,595     24,213        236,282          214         2,134        1,050          10,500
          0              0          0              0            0             0            0               0
          0              0          0              0            0             0            0               0
        104            898         33            319            0             0            0               0
      1,607         13,757        563          5,502           26           263           24             241
       (351)        (3,480)      (197)        (1,910)           0             0            0               0
     (6,389)       (59,268)    (1,964)       (19,148)          (5)          (50)           0               0
----------------------------------------------------      --------------------------------------------------
     27,154     $  265,020     24,362   $    237,751          235    $    2,347        1,075      $   10,751
====================================================      ==================================================

                         Short-Term Fund                                   StocksPLUS Fund
----------------------------------------------------      --------------------------------------------------
          Period Ended              Year Ended                Period Ended                 Year Ended
           09/30/2000              03/31/2000                   09/30/2000                  03/31/2000
     Amount         Shares     Amount         Shares       Amount        Shares       Amount          Shares
----------------------------------------------------      --------------------------------------------------
        310      $   3,086        462    $     4,614           27    $       366         178     $     2,553
      34,130       339,733    135,826      1,354,008       19,805        271,417      55,051         792,443
          0              0          0              0            0              0           0               0
          0              0          0              0            0              0           0               0
         13            129         20            195            4             52          38             534
      1,588         15,806      2,701         26,908        1,569         21,191      17,123         239,951
       (116)        (1,159)      (371)        (3,698)         (30)          (420)       (103)         (1,416)
    (37,939)      (377,728)  (127,382)    (1,269,938)     (20,696)      (283,086)    (49,851)       (708,774)
----------------------------------------------------      --------------------------------------------------
     (2,014)     $ (20,133)    11,256    $   112,089          679    $     9,520      22,436     $   325,291
====================================================      ==================================================

September 30, 2000


10. Shares of Beneficial Interest (Cont.)

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                          Strategic Balanced Fund              Total Return Fund
                                           -------------------------------------------     ----------------------
                                              Period Ended                Year Ended               Period Ended
                                                09/30/2000                03/31/2000                09/30/2000
                                           Shares       Amount     Shares       Amount      Shares         Amount
                                           -------------------------------------------     ----------------------
Receipts for shares sold
   Class D                                     20    $     251          9    $     124       6,498    $    64,841
   Other classes                              515        6,444      1,650       21,377     667,698      6,657,867
Shares issued in reorganization
   Class D                                      0            0          0            0           0              0
   Other classes                                0            0      5,137       66,780           0              0
Issued as reinvestment of
distributions
   Class D                                      0            5          1           15         341          3,407
   Other classes                              203        2,426        715        9,186      86,147        859,979
Cost of shares redeemed
   Class D                                     (9)        (117)       (11)        (141)     (1,486)       (14,828)
   Other classes                           (6,265)     (79,691)    (3,062)     (39,025)   (404,805)    (4,027,301)
                                           -------------------------------------------     ----------------------
Net increase (decrease) resulting from
     Fund share transactions               (5,536)   $ (70,682)     4,439    $  58,316     354,393    $ 3,543,965
                                           ===========================================     ======================


                                                 Total Return Fund                        Total Return Mortgage Fund
                                            ------------------------         ---------------------------------------------------
                                                    Year Ended                     Period Ended                  Year Ended
                                                   03/31/2000                      09/30/2000                    03/31/2000
                                               Shares         Amount         Shares         Amount         Shares         Amount
                                            ------------------------         ---------------------------------------------------
Receipts for shares sold
   Class D                                      7,143    $    71,612             21    $       234             18    $       176
   Other classes                            1,337,991      3,430,759          1,278         12,558              5             51
Shares issued in reorganization
   Class D                                          0              0              0              0              0              0
   Other classes                                    0              0              0              0              0              0
Issued as reinvestment of
distributions
   Class D                                        332          3,317              1              7              1              5
   Other classes                              140,752      1,410,633             36            366             24            235
Cost of shares redeemed
   Class D                                     (2,759)       (27,553)            (1)           (15)           (21)          (212)
   Other classes                             (838,481)    (8,391,495)          (146)        (1,481)           (34)          (342)
                                            ------------------------         ---------------------------------------------------
Net increase (decrease) resulting from
     Fund share transactions                  644,982    $ 6,497,273          1,189    $    11,669             (7)   $       (87)
                                            ========================         ===================================================

PIMCO Funds: Pacific Investment Management Series


--------------------------------------------------------------------------------
Manager Pacific Investment Management Company, 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660

--------------------------------------------------------------------------------
Distributor              PIMCO Funds Distributors LLC, 2187 Atlantic Street,
                         Stamford, CT 06902

--------------------------------------------------------------------------------
Custodian                State Street Bank & Trust Co., 801 Pennsylvania, Kansas
                         City, MO 64105

--------------------------------------------------------------------------------
Shareholder              PFPC Global Fund Services, Inc., P.O. Box 9688,
Servicing Agent and      Providence, RI 02940-9688
Transfer Agent

--------------------------------------------------------------------------------
Independent              PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City,
Accountant               MO, 64105

--------------------------------------------------------------------------------
Legal Counsel            Dechert Price & Rhoads, 1775 Eye Street, Washington,
                         DC, 20006
--------------------------------------------------------------------------------
For Account              For PIMCO Funds account information contact your
Information              financial advisor, or if you receive account statements
                         directly from PIMCO Funds, you can also call
                         1-800-426-0107. Telephone representatives are available
                         Monday - Friday 8:30 am to 8:00 pm Eastern Time.

For the Best in Online Bond Information,
Visit www.pimcofunds.com/bondcenter

For comprehensive, up-to-date information on bonds and bond investing, visit the PIMCO Funds Bond Center at www.pimcofunds.com. Rely on the Bond Center to bring you the latest information from PIMCO's world-class team of investment professionals led by PIMCO founder Bill Gross. Highlights include:

|_| Investment Outlook--Bill Gross's monthly newsletter on economic and interest rate trends.

|_| Manager Commentary--Read insight from PIMCO bond managers on the economy and its impact on their funds.

|_| Sector Strategy White Papers--PIMCO Fund managers provide in-depth examinations of fund sectors and discuss strategy.

|_|Economic Data Analysis--Timely analysis of recent economic trends and data from PIMCO's point of view.

|_| Media Highlights--Stay abreast of PIMCO Fund manager appearances and coverage of our Funds.

How to get there
To visit the Bond Center, point your browser to www.pimcofunds.com/bondcenter.

More inside--for a complete update on the PIMCO Funds Bond Center, turn to page 6.

                                                                      PZ017.9/00

                                                                  --------------
                                                                     BULK RATE
                                                                   U.S. POSTAGE
[LOGO OF PIMCO FUNDS]                                                  PAID
                                                                   SMITHTOWN, NY
                                                                  PERMIT NO. 700
                                                                  --------------


PIMCO Funds
Distributors LLC

2187 Atlantic Street
Stamford, CT 06902

                                                           [LOGO OF PIMCO FUNDS]


                                                PRIVATE ACCOUNT PORTFOLIO SERIES

                                                              SEMI-ANNUAL REPORT
                                                              September 30, 2000

     The Portfolios issue shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act of 1933, as amended (the "Securities Act"). The enclosed report is not an offer to sell, or a solicitation of any offer to buy, any security to the public within the meaning of the Securities Act.

Contents

Chairman's Message .............................1
Financial Highlights ..........................10
Statements of Assets and Liabilities ..........12
Statements of Operations ......................14
Statements of Changes in Net Assets ...........16
Statements of Cash Flows ......................18
Notes to Financial Statements .................51

                                             Fund              Schedule of
                                             Summary           Investments
Short-Term Portfolio ...........................2                  19
U.S. Government Sector Portfolio ...............3                  21
Mortgage Portfolio .............................4                  25
Real Return Bond Portfolio .....................5                  34
Investment Grade Corporate Portfolio ...........6                  36
Municipal Sector Portfolio .....................7                  40
International Portfolio ........................8                  42
Emerging Markets Portfolio .....................9                  48

Chairman's Letter

Dear PIMCO Funds Shareholder:


We are pleased to present you with this semi-annual report for the Private Account Portfolio Series, the separate portfolios of the PIMCO Funds: Pacific Investment Management Series. The Private Account Portfolio Series grew to more than $5.5 billion in assets through the half-year period ended September 30, 2000.

In sharp contrast to last year, bonds are outperforming stocks in 2000. For the six-month period ended September 30, 2000, equity indices were in negative territory with the S&P 500 Composite Stock Price Index at -3.60% and the NASDAQ Composite Index at -19.68%. However, the Lehman Brothers Aggregate Bond Index, generally regarded as representative of the bond market as a whole, was up 4.81% for the six-month period ended September 30, 2000.

Intermediate maturity Treasuries rallied during the semi-annual period with yields on two, five and ten-year notes falling as much as 0.52%. With yields on 30-year Treasuries remaining virtually unchanged, the long end of the yield curve reverted to a positive slope for the first time since mid-January 2000. However, yields on 3-month Treasuries increased by 0.32% to finish the quarter at 6.20%.

The Federal Reserve raised the federal funds rate by 0.50% to 6.50% on May 16, 2000, the highest level in nine years and the sixth rate increase since June 1999. Since then, signs of a cooling economy have allowed the Fed to leave rates unchanged. Optimism grew that the Fed's tightening cycle was over and its next move might be to ease. The potential for a less restrictive Fed boosted demand for two, five and ten-year notes. For much of this year, investors were anxious to buy long-term Treasuries because of concern that buybacks financed by the federal budget surplus would create a scarcity of high quality 30-year bonds. However, support for the 30-year bond eroded during the third quarter, as the major presidential candidates' tax cut and spending plans threatened to consume the surplus.

We are pleased to announce the addition of three fixed income portfolios to the Private Account Portfolio Series during the six-month period ended September 30, 2000: the Short-Term, Real Return Bond and Municipal Sector Portfolios. The Portfolios were launched in an effort to further compliment our product offering and broaden the range of investment options available to investors.

On the following pages you will find specific details as to each Portfolio's composition and total return investment performance including a discussion of those factors that affected investment performance.

We appreciate the trust you have placed in us through your investments, and we will continue to focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our Web site at www.pimco.com.


Sincerely,

/s/ Brent R. Harris

Brent R. Harris
Chairman of the Board

October 31, 2000

                                                       2000 Semi-Annual Report 1

PIMCO Short-Term Portfolio

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with preservation of capital and daily liquidity

Portfolio:

Primarily money market instruments and short duration fixed income securities

Duration:

0.6 years

Total Net Assets:

$103.7 million

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Sector Breakdown:*

           [GRAPH]

Corporate Bonds & Notes      57.6%
Mortgage-Backed Securities   28.3%
U.S. Government Agencies      6.8%
Asset-Backed Securities       6.1%
Other                         1.2%

Quality Breakdown:*

   [GRAPH]

AAA     41.3%
AA       4.0%
A       15.5%
BBB     39.2%

*% of Total Investments as of September 30, 2000

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio commenced operations on 4/20/2000. The total return performance since inception was 3.73%. The Portfolio's benchmark is the Salomon 3-Month Treasury Bill Index.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Short-Term Portfolio returned 3.73% since inception through September
     30, 2000.

 .    An above-Index duration detracted from returns as short-term Treasury interest rates rose over the period.

 .    An allocation to mortgage-backed securities was positive for performance as mortgages outperformed due to relatively high yields and low market volatility.

 .    The Portfolio's investment-grade corporate holdings enhanced performance as investors sought the relatively wide yield premiums for short maturities.

 .    Emerging market bonds helped returns as yield premiums narrowed due to stronger economies and debt restructuring.

2  PIMCO Funds

PIMCO U.S. Government Sector Portfolio

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with prudent investment management

Portfolio:

Primarily U.S. government securities

Duration:

10.6 years

Total Net Assets:

$735.4 million

Sector Breakdown:*

            [GRAPH]

U.S. Treasury Obligations     45.4%
U.S. Government Agencies      20.9%
Corporate Bonds and Notes     19.8%
Asset-Backed Securities        5.8%
Other                          8.1%

Quality Breakdown:*

    [GRAPH]

AAA        76.2%
AA          4.9%
A          13.4%
BBB         5.5%

* % of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 2000

                  U.S. Government        Salomon 3-Month    Lehman Brothers
                  Sector Portfolio       Treasury Bill      Long-Term Government
                  (Incep. 1/31/2000)     Index              Index
--------------------------------------------------------------------------------
6 Months                5.78%               2.94%                  3.94%
Since Inception        12.77%                 --                     --


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2000
$5,000,000 invested at inception

                                                          Salomon                Lehman Brothers
     Month               U.S. Government             3-Month Treasury         Long-Term Government
                         Sector Portfolio               Bill Index                   Index
01/31/2000                   5,000,000                 5,000,000                   5,000,000
02/29/2000                   5,135,000                 5,021,499                   5,146,501
03/31/2000                   5,330,522                 5,045,100                   5,313,765
04/30/2000                   5,295,386                 5,068,812                   5,269,127
05/31/2000                   5,290,367                 5,093,649                   5,246,995
06/30/2000                   5,466,324                 5,117,588                   5,365,576
07/31/2000                   5,537,250                 5,142,153                   5,456,790
08/31/2000                   5,668,968                 5,167,606                   5,583,386
09/30/2000                   5,638,655                 5,193,444                   5,523,085


Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 2/01/2000, the first full month following the Portfolio's inception date on 1/31/2000, compared to the Salomon 3-Month Treasury Bill Index and the Lehman Brothers Long-Term Government Index, each an unmanaged market index.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The U.S. Government Sector Portfolio's investment objective is to seek maximum total return, consistent with prudent investment management.

 .    The Portfolio normally invests at least 65% of its assets in a portfolio of
     U.S. government securities of varying maturities, which may be represented by certain derivative instruments.

 .    The U.S. Government Sector Portfolio had a total return of 5.78% for the six-month period ended September 30, 2000.

 .    Emphasis on intermediate maturities during the later part of the performance period helped returns as this portion of the yield curve outperformed.

 .    Premium income generated from written options added modestly to performance despite heightened interest rate volatility.


                                                       2000 Semi-Annual Report 3

PIMCO Mortgage Portfolio

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with prudent investment management

Portfolio:

Primarily mortgage-related fixed income securities

Duration:

4.1 years

Total Net Assets:

$3.6 billion

Sector Breakdown:*

             [GRAPH]

Mortgage-Backed Securities     76.1%
Asset-Backed Securities        13.9%
Corporate Bonds & Notes         6.0%
Other                           4.0%

Quality Breakdown:*

   [GRAPH]

AAA     88.9%
AA       3.3%
A        4.5%
BBB      3.3%

* % of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 2000

                  Mortgage               Salomon 3-Month    Lehman Brothers
                  Portfolio              Treasury Bill      Mortgage
                  (Incep. 1/31/2000)     Index              Index
--------------------------------------------------------------------------------
6 Months                     4.72%                2.94%              5.55%
Since Inception              8.08%                  --                 --


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2000
$5,000,000 invested at inception

                                            Salomon
  Month               Mortgage         3-Month Treasury        Lehman Brothers
                      Portfolio           Bill Index            Mortgage Index
01/31/2000            5,000,000           5,000,000              5,000,000
02/29/2000            5,085,000           5,021,499              5,057,965
03/31/2000            5,160,295           5,045,100              5,113,285
04/30/2000            5,155,266           5,068,812              5,116,793
05/31/2000            5,150,236           5,093,649              5,119,150
06/30/2000            5,251,091           5,117,588              5,228,582
07/31/2000            5,286,605           5,142,153              5,262,165
08/31/2000            5,357,635           5,167,606              5,341,925
09/30/2000            5,403,807           5,193,444              5,397,302



Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 2/01/2000, the first full month following the Portfolio's inception date on 1/31/2000, compared to the Salomon 3-Month Treasury Bill Index and the Lehman Brothers Mortgage Index, each an unmanaged market index.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The PIMCO Private Account Portfolio Series Mortgage Portfolio returned
     4.72% for the six-month period ended September 30, 2000, outperforming the 2.94% return of the Salomon 3-Month Treasury Bill Index.

 .    The Portfolio's holdings of GNMA mortgages hurt performance as GNMA's gave back some of the gains they had generated earlier in the year versus conventional mortgages.

 .    The Portfolio's slightly lowered duration had a negative impact on performance as intermediate rates fell.

 .    A broader maturity distribution hurt returns as issues with long maturity dates significantly underperformed issues with short maturity dates.

 .    The Portfolio's use of Adjustable Rate Mortgages (ARMs) helped performance as they enjoyed high yields and strong investor demand.


4  PIMCO Funds

PIMCO Real Return Bond Portfolio

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with prudent investment management

Portfolio:

Primarily inflation-indexed fixed income securities

Duration:

3.4 years

Total Net Assets:

$140.6 million

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Sector Breakdown:*

             [GRAPH]

U.S. Treasury Obligations     73.4%
Corporate Bonds & Notes       17.1%
Other                          9.5%

Quality Breakdown:*

  [GRAPH]

AAA    80.3%
AA      9.1%
A       5.3%
BBB     5.3%

* % of Total Investments as of September 30, 2000

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio commenced operations on 4/28/2000. The total return performance since inception was 4.22%. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Real Return Bond Portfolio returned 4.22% from its inception on April
     28, 2000 through September 30, 2000.

 .    The Portfolio will normally invest at least 65% of its assets in inflation-indexed debt securities.

 .    The Portfolio's intermediate real yield duration did not affect performance significantly as real yields changed only marginally.

 .    The Portfolio's holdings of intermediate maturities benefited performance as intermediate real yields dropped slightly for the May to September period, while long-maturity real yields rose marginally.

 .    Holdings of intermediate maturities allowed for an increased capture of inflation as intermediate Treasury Inflation Protection Securities (TIPS) have lower real yield durations but receive the same inflation adjustments as long-maturity TIPS.

 .    The use of short duration, high quality cash-backing portfolios and TIPS buy-forwards boosted performance as conventional interest rates declined during the May to September time period.

                                                       2000 Semi-Annual Report 5

PIMCO Investment Grade Corporate Portfolio

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with prudent investment management

Portfolio:

Primarily corporate fixed income securities

Duration:

3.9 years

Total Net Assets:

$506.7 million

Sector Breakdown:*

             [GRAPH]

Corporate Bonds and Notes    92.3%
Other                         7.7%


Quality Breakdown:*

  [GRAPH]

AAA      7.4%
AA       6.1%
A       38.5%
BBB     47.8%
BB       0.2%

* % of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 2000

                  Investment Grade       Salomon 3-Month    Lehman Brothers
                  Corporate Portfolio    Treasury Bill      Intermediate Credit
                  (Incep. 1/26/2000)     Index              Index
--------------------------------------------------------------------------------
6 Months                4.41%                  2.94%               4.69%
Since Inception         6.61%                   --                  --


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2000
$5,000,000 invested at inception

                          Investment Grade      Salomon         Lehman Brothers
             Month           Corporate     3-Month Treasury  Intermediate Credit
                             Portfolio        Bill Index             Index

           01/31/2000         5,000,000         5,000,000        5,000,000
           02/29/2000         5,060,120         5,021,499        5,040,872
           03/31/2000         5,115,509         5,045,100        5,083,626
           04/30/2000         5,080,160         5,068,812        5,054,370
           05/31/2000         5,090,260         5,093,649        5,052,015
           06/30/2000         5,186,549         5,117,588        5,157,097
           07/31/2000         5,227,630         5,142,153        5,204,542
           08/31/2000         5,294,388         5,167,606        5,271,160
           09/30/2000         5,341,134         5,193,444        5,322,291

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 2/01/2000, the first full month following the Portfolio's inception date on 1/26/2000, compared to the Salomon 3-Month Treasury Bill Index and the Lehman Brothers Intermediate Credit Index, each an unmanaged market index.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Investment Grade Corporate Portfolio returned 4.41% for the six-month period ended September 30, 2000, compared to 2.94% for the Salomon 3-Month Treasury Bill Index.

 .    An elevated duration had a positive impact on returns during the period as intermediate rates fell.

 .    Reducing consumer cyclicals added to returns as excess capacity and reduced demand caused this sector to underperform.

 .    Holdings of transportation-related companies, especially Equipment Trust
     Certificates (ETCs), boosted returns as strong demand more-than-offset higher oil prices.

 .    An allocation to high yield bonds was negative amid concern about credit weakness in the sector as growth began to slow.

 .    A small allocation to mortgage-backed securities was neutral as they performed similarly to corporates.

6  PIMCO Funds

PIMCO Municipal Sector Portfolio

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with prudent investment management

Portfolio:

Primarily municipal securities

Duration:

4.3 years

Total Net Assets:

$26.8 million

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Regional Breakdown:*

     [GRAPH]

Alabama       16.5%
Texas         13.7%
New York      10.5%
California     7.4%
Florida        6.8%
Mississippi    6.3%
Massachusetts  6.2%
Kansas         5.3%
Other         27.3%

Quality Breakdown:*

 [GRAPH]

AAA  62.3%
AA   35.1%
A     2.6%


*% of Total Investments as of September 30, 2000


Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio commenced operations on 8/21/2000. The total return performance since inception was -0.70%.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Municipal Sector Portfolio commenced operations on August 21, 2000.

 .    The Portfolio will not seek to minimize taxable income and realized capital gains and, as a result, may generate substantial taxable income and capital gains.

 .    The Portfolio will normally invest at least 65% of its assets in debt securities issued by state and local governments or their agencies, authorities or other instrumentalities.

 .    The Portfolio, which can only invest in investment-grade securities, had an average AAA credit quality at September 30, 2000.

 .    At September 30, the Portfolio consisted mostly of longer duration current coupon or discount municipal issues, having attractive risk-adjusted yields compared to similar duration Treasuries.

                                                       2000 Semi-Annual Report 7

PIMCO International Portfolio

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with prudent investment management

Portfolio:

Primarily non-U.S. fixed income securities

Duration:

3.5 years

Total Net Assets:

$1.5 billion

Country Allocation:*

          [GRAPH]

United States            49.2%
Italy                     6.3%
Short-Term Instruments   17.7%
Other                    26.8%

Quality Breakdown:*

 [GRAPH]

AAA  61.0%
AA   21.4%
A    10.6%
BBB   7.0%

*% of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 2000


                  International   Salomon                         Salomon Bros.     Lehman
                  Portfolio       3-Month        J.P. Morgan      World Gov.        Brothers
                  (Incep.         Treasury Bill  Non-U.S. Index   Bond Index        Aggregate
                  12/13/1989)     Index          (Hedged)         (Currency Hedged) Bond Index
----------------------------------------------------------------------------------------------
6 Months            2.84%           2.94%          3.47%             4.34%            4.81%
1 Year              3.60%           5.62%          6.95%             7.86%            6.99%
3 Years*            3.65%           5.15%          7.65%             7.96%            5.93%
5 Years*            8.48%           5.21%          9.61%             9.38%            6.47%
10 Years*           8.37%           4.89%          9.16%             9.45%            8.05%
Since Inception*    7.96%            --             --                --               --

* Annualized

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2000
$5,000,000 invested at inception

                                                                                 Salomon Bros.       Lehman
                                        Salomon                                   World Gov.        Brothers
                    International   3-Month Treasury   J.P. Morgan Non-U.S.       Bond Index       Aggregate
Month                 Portfolio        Bill Index         Index (Hedged)       (Currency Hedged)   Bond Index
12/31/1989              5,000,000          5,000,000              5,000,000           5,000,000     5,000,000
01/31/1990              4,944,945          5,033,000              4,894,002           4,901,150     4,940,584
02/28/1990              4,859,860          5,063,192              4,822,549           4,828,122     4,956,571
03/31/1990              4,924,925          5,097,117              4,826,888           4,825,757     4,960,222
04/30/1990              4,894,711          5,130,239              4,824,957           4,821,703     4,914,778
05/31/1990              4,980,318          5,165,123              4,945,583           4,941,474     5,060,297
06/30/1990              5,060,889          5,198,699              4,971,299           4,967,367     5,141,490
07/31/1990              5,189,338          5,233,007              4,995,162           4,986,841     5,212,613
08/31/1990              5,101,993          5,267,019              4,923,731           4,919,619     5,143,001
09/30/1990              5,096,855          5,299,147              4,900,097           4,892,214     5,185,549
10/31/1990              5,191,047          5,332,008              5,035,831           5,032,474     5,251,385
11/30/1990              5,295,705          5,363,473              5,113,886           5,114,856     5,364,426
12/31/1990              5,353,791          5,398,336              5,164,511           5,165,902     5,448,011
01/31/1991              5,461,621          5,429,107              5,262,640           5,264,004     5,515,358
02/28/1991              5,537,103          5,455,710              5,343,157           5,341,333     5,562,437
03/31/1991              5,493,971          5,484,079              5,351,704           5,344,163     5,600,705
04/30/1991              5,571,350          5,510,402              5,390,773           5,370,404     5,661,380
05/31/1991              5,598,986          5,536,853              5,432,283           5,402,195     5,694,486
06/30/1991              5,576,878          5,562,322              5,392,084           5,372,971     5,691,591
07/31/1991              5,627,372          5,589,022              5,422,820           5,421,916     5,770,519
08/31/1991              5,756,415          5,615,290              5,504,703           5,492,130     5,895,393
09/30/1991              5,868,626          5,639,998              5,585,071           5,581,764     6,014,854
10/31/1991              5,919,955          5,664,813              5,629,192           5,621,505     6,081,823
11/30/1991              5,937,064          5,687,473              5,634,259           5,639,437     6,137,588
12/31/1991              6,117,563          5,708,517              5,727,223           5,739,764     6,319,864
01/31/1992              6,123,555          5,728,497              5,781,061           5,787,804     6,233,887
02/29/1992              6,153,514          5,746,254              5,800,139           5,807,080     6,274,421
03/31/1992              6,096,592          5,765,791              5,758,379           5,774,154     6,239,048
04/30/1992              6,127,014          5,784,243              5,783,140           5,792,167     6,284,114
05/31/1992              6,212,196          5,803,330              5,836,343           5,854,548     6,402,694
06/30/1992              6,193,943          5,820,740              5,828,173           5,878,729     6,490,811
07/31/1992              6,193,943          5,838,203              5,809,522           5,919,996     6,623,238
08/31/1992              6,193,943          5,854,550              5,810,685           5,938,706     6,690,332
09/30/1992              6,298,508          5,869,185              5,890,873           6,036,160     6,769,637
10/31/1992              6,465,397          5,883,857              6,010,455           6,134,909     6,679,884
11/30/1992              6,465,397          5,898,566              6,001,441           6,126,997     6,681,395
12/31/1992              6,545,751          5,914,493              6,069,258           6,189,491     6,787,638
01/31/1993              6,570,432          5,930,462              6,124,490           6,250,890     6,917,800
02/28/1993              6,704,914          5,944,102              6,235,345           6,385,411     7,038,897
03/31/1993              6,743,338          5,958,963              6,239,086           6,365,170     7,068,228
04/30/1993              6,717,722          5,973,263              6,239,709           6,349,320     7,117,447
05/31/1993              6,763,200          5,988,197              6,274,653           6,361,067     7,126,511
06/30/1993              6,912,627          6,003,167              6,402,655           6,470,093     7,255,665
07/31/1993              6,997,086          6,018,776              6,474,365           6,542,559     7,296,702
08/31/1993              7,128,240          6,034,425              6,609,031           6,662,418     7,424,597
09/30/1993              7,141,356          6,049,511              6,637,449           6,720,049     7,444,990
10/31/1993              7,252,837          6,065,240              6,725,728           6,806,806     7,472,810
11/30/1993              7,292,542          6,080,402              6,772,807           6,890,597     7,409,240
12/31/1993              7,480,184          6,096,212              6,913,004           7,003,256     7,449,396
01/31/1994              7,466,522          6,112,061              6,878,440           6,924,050     7,549,975
02/28/1994              7,271,176          6,126,730              6,723,674           6,797,340     7,418,807
03/31/1994              7,184,356          6,143,884              6,662,489           6,746,973     7,235,901
04/30/1994              7,133,711          6,162,315              6,615,184           6,712,023     7,178,122
05/31/1994              6,943,674          6,182,650              6,541,754           6,672,357     7,177,115
06/30/1994              6,768,255          6,203,672              6,475,028           6,606,433     7,161,254
07/31/1994              6,804,801          6,226,004              6,517,762           6,670,382     7,303,499
08/31/1994              6,723,527          6,249,040              6,455,193           6,616,352     7,312,563
09/30/1994              6,686,585          6,272,161              6,461,002           6,626,675     7,204,935
10/31/1994              6,716,139          6,297,877              6,486,200           6,641,718     7,198,515
11/30/1994              6,775,247          6,324,328              6,577,654           6,733,703     7,182,528
12/31/1994              6,768,742          6,353,419              6,562,527           6,742,861     7,232,125
01/31/1995              6,845,010          6,382,645              6,634,060           6,814,943     7,375,252
02/28/1995              6,940,344          6,410,729              6,719,640           6,919,622     7,550,604
03/31/1995              7,092,879          6,442,142              6,856,718           7,113,649     7,596,928
04/30/1995              7,226,348          6,473,064              6,965,740           7,225,046     7,703,046
05/31/1995              7,283,548          6,504,783              7,194,219           7,464,774     8,001,133
06/30/1995              7,216,814          6,535,355              7,170,476           7,457,832     8,059,794
07/31/1995              7,359,816          6,566,724              7,260,826           7,530,545     8,041,793
08/31/1995              7,512,351          6,597,588              7,323,992           7,572,264     8,138,847
09/30/1995              7,579,085          6,627,277              7,439,711           7,709,248     8,218,026
10/31/1995              7,741,153          6,657,763              7,523,038           7,789,499     8,324,899
11/30/1995              8,028,929          6,687,056              7,687,792           7,953,859     8,449,648
12/31/1995              8,172,816          6,717,817              7,759,288           7,998,959     8,568,228
01/31/1996              8,323,303          6,748,047              7,853,176           8,066,389     8,625,126
02/29/1996              8,071,081          6,775,714              7,760,509           7,968,867     8,475,201
03/31/1996              8,162,452          6,804,172              7,824,921           8,061,304     8,416,289
04/30/1996              8,314,737          6,832,069              7,918,820           8,102,659     8,368,958
05/31/1996              8,294,432          6,861,446              7,972,668           8,166,185     8,351,964
06/30/1996              8,406,606          6,890,266              8,038,841           8,226,123     8,464,124
07/31/1996              8,518,966          6,919,893              8,099,132           8,291,523     8,487,286
08/31/1996              8,682,399          6,950,341              8,206,850           8,415,894     8,473,061
09/30/1996              8,938,478          6,980,228              8,381,658           8,563,256     8,620,720
10/31/1996              9,277,524          7,010,940              8,519,953           8,707,033     8,811,682
11/30/1996              9,585,748          7,040,387              8,690,353           8,853,051     8,962,613
12/31/1996              9,541,698          7,070,659              8,702,521           8,847,827     8,879,280
01/31/1997              9,589,950          7,101,064              8,811,304           8,964,175     8,906,470
02/28/1997              9,650,264          7,128,758              8,867,695           9,048,171     8,928,625
03/31/1997              9,456,645          7,160,124              8,820,698           9,022,564     8,829,683
04/30/1997              9,529,482          7,190,913              8,915,963           9,094,113     8,961,858
05/31/1997              9,711,574          7,222,552              8,962,325           9,124,215     9,046,576
06/30/1997              9,917,871          7,252,888              9,114,683           9,267,283     9,153,953
07/31/1997             10,149,939          7,284,075              9,259,609           9,419,453     9,400,806
08/31/1997             10,027,798          7,315,396              9,270,720           9,450,818     9,320,619
09/30/1997             10,224,042          7,346,122              9,434,811           9,590,974     9,458,082
10/31/1997             10,088,868          7,378,443              9,495,192           9,678,635     9,595,292
11/30/1997             10,150,311          7,409,434              9,563,560           9,725,963     9,639,476
12/31/1997             10,134,127          7,441,296              9,687,886           9,834,895     9,736,531
01/31/1998             10,367,431          7,474,038              9,816,715           9,949,568     9,861,531
02/28/1998             10,323,686          7,503,933              9,904,106          10,036,231     9,853,663
03/31/1998             10,542,817          7,536,951              9,992,250          10,126,154     9,887,966
04/30/1998             10,601,551          7,568,601             10,043,212          10,190,861     9,939,577
05/31/1998             10,807,121          7,601,151             10,180,804          10,339,853    10,033,862
06/30/1998             10,940,178          7,632,316             10,224,581          10,368,081    10,118,958
07/31/1998             10,940,178          7,664,371             10,319,668          10,458,180    10,140,483
08/31/1998             10,688,849          7,697,328             10,522,966          10,672,467    10,305,514
09/30/1998             10,956,920          7,728,887             10,772,362          10,936,503    10,546,828
10/31/1998             10,778,275          7,759,803             10,756,203          10,925,894    10,491,062
11/30/1998             10,867,598          7,788,514             10,872,370          11,007,730    10,550,604
12/31/1998             11,270,457          7,817,332             10,859,322          10,902,936    10,582,326
01/31/1999             11,396,384          7,846,256             10,993,977          11,032,464    10,657,855
02/28/1999             11,097,307          7,872,934             10,920,319          10,989,769    10,471,803
03/31/1999             11,144,530          7,902,850             11,050,270          11,138,129    10,529,834
04/30/1999             11,160,271          7,932,091             11,190,608          11,281,477    10,563,192
05/31/1999             10,939,899          7,962,233             11,144,727          11,265,119    10,470,670
06/30/1999             10,924,617          7,991,692             10,971,984          11,083,976    10,437,311
07/31/1999             10,908,762          8,022,861             10,943,457          11,092,288    10,392,875
08/31/1999             10,861,194          8,054,953             10,963,155          11,119,355    10,387,691
09/30/1999             10,988,621          8,086,366             11,004,817          11,187,738    10,508,182
10/31/1999             10,972,649          8,119,521             11,031,228          11,217,050    10,546,954
11/30/1999             10,924,733          8,151,998             11,095,206          11,274,033    10,546,198
12/31/1999             11,003,998          8,187,053             11,128,492          11,335,588    10,495,342
01/31/2000             10,938,693          8,223,076             11,129,607          11,349,079    10,460,977
02/29/2000             10,922,366          8,258,434             11,211,964          11,420,917    10,587,487
03/31/2000             11,069,547          8,297,248             11,375,657          11,565,507    10,726,964
04/30/2000             11,020,203          8,336,244             11,437,085          11,633,048    10,696,249
05/31/2000             11,135,340          8,377,092             11,528,579          11,738,908    10,691,339
06/30/2000             11,250,597          8,416,463             11,583,916          11,841,034    10,913,771
07/31/2000             11,300,305          8,456,863             11,667,320          11,941,686    11,012,840
08/31/2000             11,300,305          8,498,723             11,669,652          11,996,617    11,172,457
09/30/2000             11,383,888          8,541,217             11,770,012          12,067,397    11,242,699

Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 1/01/1990, the first full month following the Portfolio's inception on 12/13/1989, compared to the Salomon 3-Month Treasury Bill Index, the J.P. Morgan Non-U.S. Index (Hedged), the Salomon Brothers World Government Bond Index (Currency Hedged) and the Lehman Brothers Aggregate Bond Index, each an unmanaged market index. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. We will no longer compare the Portfolio to the Salomon Brothers World Government Bond (Currency Hedged) and Lehman Brothers Aggregate Bond Indexes since these indexes are not a comparable International Portfolio index.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    For the six-month period ended September 30, 2000, the International
     Portfolio posted a return of 2.84%, underperforming the 2.94% return of the Salomon 3-Month Treasury Bill Index.

 .    An exposure to Japan aided returns as yields rose after monetary tightening and Moody's government rating downgrade.

 .    Emphasizing global mortgages was positive as these markets benefited from high yields and low market volatility.

 .    Asset backed bonds helped returns as the sector was supported by light new issuance and minimal delinquencies.

 .    Small allocations to European corporate bonds aided performance due to their relatively attractive yields.

 .    A long euro position was negative as the currency reached record lows versus the U.S. dollar due to continued capital flows into the U.S.

 .    A long Polish zloty position detracted from returns due to increased concern over Poland's deteriorating budget and current account deficits.

8 PIMCO Funds

PIMCO Emerging Markets Portfolio

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with prudent investment management

Portfolio:

Primarily emerging market fixed income securities

Duration:

5.2 years

Total Net Assets:

$527.8 million

Country Allocation:*

           [GRAPH]

Mexico                   17.4%
South Korea              14.2%
Bulgaria                 10.1%
Poland                    9.8%
Brazil                    8.7%
Philippines               5.9%
Panama                    5.4%
Short-Term Instruments   10.3%
Other                    18.2%

Quality Breakdown:*

[GRAPH]

AAA  3.0%
AA   0.3%
A    0.5%
BBB 52.4%
BB  23.7%
B   20.1%

*% of Total Investments as of September 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 2000

                 Emerging                                         Lehman
                 Markets Port.  Salomon 3-Month  J.P. Morgan      Brothers
                 (Incep.        Treasury Bill    Emerging Markets Aggregate Bond
                 4/03/1998)     Index            Index Plus       Index
------------------------------------------------------------------------------
6 Months            3.29%        2.94%            5.67%            4.81%
1 Year             11.22%        5.62%           28.02%            6.99%
Since Inception*    7.90%         --               --               --

* Annualized

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2000
$5,000,000 invested at inception

                                                    Salomon                                                 Lehman Brothers
  Month               Emerging Markets          3-Month Treasury            J.P. Morgan Emerging             Aggregate Bond
                         Portfolio                Bill Index             Markets Plus Index Plus                 Index
04/30/1998                5,000,000                 5,000,000                   5,000,000                        5,000,000
05/31/1998                4,944,400                 5,021,503                   4,829,347                        5,047,429
06/30/1998                4,891,710                 5,042,092                   4,689,782                        5,090,236
07/31/1998                5,001,037                 5,063,268                   4,722,141                        5,101,064
08/31/1998                4,265,043                 5,085,040                   3,364,998                        5,184,081
09/30/1998                4,536,231                 5,105,889                   3,694,095                        5,305,471
10/31/1998                4,749,812                 5,126,313                   3,933,103                        5,277,419
11/30/1998                5,137,475                 5,145,280                   4,164,761                        5,307,371
12/31/1998                5,122,302                 5,164,318                   4,060,642                        5,323,328
01/31/1999                5,110,595                 5,183,426                   3,909,994                        5,361,322
02/28/1999                5,142,926                 5,201,049                   3,966,297                        5,267,730
03/31/1999                5,296,664                 5,220,813                   4,266,545                        5,296,922
04/30/1999                5,438,686                 5,240,131                   4,557,951                        5,313,703
05/31/1999                5,274,822                 5,260,043                   4,298,148                        5,267,161
06/30/1999                5,334,460                 5,279,504                   4,490,275                        5,250,380
07/31/1999                5,345,462                 5,300,095                   4,397,324                        5,228,027
08/31/1999                5,349,303                 5,321,296                   4,391,169                        5,225,419
09/30/1999                5,457,620                 5,342,048                   4,544,422                        5,286,031
10/31/1999                5,547,013                 5,363,951                   4,719,835                        5,305,534
11/30/1999                5,655,067                 5,385,406                   4,853,406                        5,305,155
12/31/1999                5,752,317                 5,408,564                   5,115,975                        5,279,572
01/31/2000                5,696,409                 5,432,362                   5,014,681                        5,262,285
02/29/2000                5,851,645                 5,455,720                   5,337,625                        5,325,925
03/31/2000                5,876,326                 5,481,362                   5,505,758                        5,396,087
04/30/2000                5,786,748                 5,507,124                   5,400,599                        5,380,636
05/31/2000                5,655,366                 5,534,108                   5,262,883                        5,378,166
06/30/2000                5,882,949                 5,560,118                   5,529,709                        5,490,058
07/31/2000                6,004,247                 5,586,807                   5,696,708                        5,539,894
08/31/2000                6,180,129                 5,614,461                   5,897,800                        5,620,187
09/30/2000                6,069,929                 5,642,534                   5,817,775                        5,655,522

Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 5/01/1998, the first full month following the Portfolio's inception date on 4/03/1998, compared to the Salomon 3-Month Treasury Bill Index, the J.P. Morgan Emerging Markets Index Plus and the Lehman Brothers Aggregate Bond Index, each an unmanaged market index. The Portfolio may invest in foreign securities which involve potentially higher risks including currency fluctuations and political or economic uncertainty. We will no longer compare the Portfolio to the Lehman Brothers Aggregate Bond Index since the Lehman Brothers Aggregate Bond Index is not a comparable Emerging Markets index.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    After a volatile period, emerging markets turned in a strong performance on strong economic and financial conditions, more balanced global growth, and positive liability management.

 .    Despite successful conclusions to the Russian and Ecuadorian debt restructurings, volatility picked up toward the end of the quarter resulting from reduced market appetite for risk and noise on the political front.

 .    Distressed credits, such as Russia and Ecuador, outperformed high quality credits, driving overall sector returns.

 .    The Portfolio outperformed the Salomon 3-Month Treasury Bill Index for the six-month period ended September 30, 2000, returning 3.29% versus 2.94% for the Index.

 .    A modest exposure to Mexico was positive for performance as Mexico benefited from favorable rating actions as a result of improved economic conditions.

 .    Good liability management and further strong economic data supported
     Brazilian bonds where the Portfolio's holdings added to performance.

 .    An exposure to Bulgaria was negative as market selling and the impact of higher energy prices overshadowed continued economic gains.

 .    The Portfolio's limited holdings in South Korea were negative as the country outperformed on account of strong import growth and high levels of international reserves.

                                                       2000 Semi-Annual Report 9

Financial Highlights


                                           Net Asset                         Net Realized/      Total           Dividends
                                           Value                             Unrealized         Income from     from Net
Selected Per Share Data for                Beginning       Net Investment    Gain (Loss) on     Investment      Investment
the Year or Period Ended:                  of Period       Income (Loss)     Investments        Operations      Income
                                           --------------- ---------------   ---------------    --------------- ---------------
Short-Term Portfolio
    04/20/2000 - 09/30/2000 (b)            $   10.00       $   0.31 (a)      $   0.06 (a)       $   0.37        $  (0.27)

U.S. Government Sector Portfolio
    09/30/2000 (b)                         $   10.62       $   0.35 (a)      $   0.26 (a)       $   0.61        $  (0.28)
    01/31/2000 - 03/31/2000                    10.00           0.12 (a)          0.54 (a)           0.66           (0.04)

Mortgage Portfolio
    09/30/2000 (b)                         $   10.26       $   0.39 (a)      $   0.09 (a)       $   0.48        $  (0.24)
    01/31/2000 - 03/31/2000                    10.00           0.12 (a)          0.20 (a)           0.32           (0.06)

Real Return Bond Portfolio
    04/28/2000 - 09/30/2000 (b)            $   10.00       $   0.32 (a)      $   0.10 (a)       $   0.42        $  (0.19)

Investment Grade Corporate Portfolio
    09/30/2000 (b)                         $   10.13       $   0.39 (a)      $   0.05 (a)       $   0.44        $  (0.32)
    01/26/2000 - 03/31/2000                    10.00           0.14 (a)          0.07 (a)           0.21           (0.08)

Municipal Sector Portfolio
    08/21/2000 - 09/30/2000 (b)            $   10.00       $   0.06 (a)      $  (0.13) (a)      $  (0.07)       $  (0.02)

International Portfolio
    09/30/2000 (b)                         $    6.73       $   0.22 (a)      $  (0.03) (a)      $   0.19        $  (0.10)
    03/31/2000                                  7.08           0.39 (a)         (0.44) (a)         (0.05)          (0.30)
    03/31/1999                                  7.18           0.29 (a)          0.11 (a)           0.40           (0.30)
    03/31/1998                                  7.79           0.64 (a)          0.19 (a)           0.83           (0.25)
    03/31/1997                                  8.04           0.84              0.42               1.26           (0.50)
    03/31/1996                                  7.44           0.63              0.49               1.12           (0.39)

Emerging Markets Portfolio
    09/30/2000 (b)                         $    9.84       $   0.19 (a)      $   0.13 (a)       $   0.32        $  (0.36)
    03/31/2000                                  9.63           0.80 (a)          0.21 (a)           1.01           (0.80)
    04/03/1998 - 03/31/1999                    10.00           0.87 (a)         (0.39) (a)          0.48           (0.85)

+    Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b)  Unaudited
(c) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.07%.
(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.10%.
(e) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.09%.

10 PIMCO Funds


Dividends in      Distributions     Distributions
Excess of Net     from Net          in Excess of Net                    Net Asset
Investment        Realized          Realized Capital  Total             Value End                            Net Assets End
Income            Capital Gains     Gains             Distributions     of Period        Total Return        of Period (000s)
-------------     --------------    ----------------  -------------     ----------       ------------        ----------------
$   0.00          $   0.00          $   0.00          $  (0.27)         $   10.10             3.73%          $  103,741



$   0.00          $   0.00          $   0.00          $  (0.28)         $   10.95             5.78%          $  735,369
    0.00              0.00              0.00             (0.04)             10.62             6.61              311,652



$   0.00          $   0.00          $   0.00          $  (0.24)         $   10.50             4.72%          $3,629,196
    0.00              0.00              0.00             (0.06)             10.26             3.21              985,563



$   0.00          $   0.00          $   0.00          $  (0.19)         $   10.23             4.22%          $  140,647



$   0.00          $   0.00          $   0.00          $  (0.32)         $   10.25             4.41%          $  506,713
    0.00              0.00              0.00             (0.08)             10.13             2.11              316,279



$   0.00          $   0.00          $   0.00          $  (0.02)         $    9.91            (0.70)%         $   26,753



$   0.00          $   0.00          $   0.00          $  (0.10)         $    6.82             2.84%          $1,498,229
    0.00              0.00              0.00             (0.30)              6.73            (0.67)           1,142,215
    0.00              0.00             (0.20)            (0.50)              7.08             5.71              720,025
    0.00             (0.24)            (0.95)            (1.44)              7.18            11.49              730,622
    0.00             (1.01)             0.00             (1.51)              7.79            15.86              957,950
   (0.13)             0.00              0.00             (0.52)              8.04            15.08            2,271,940



$   0.00          $   0.00          $   0.00          $  (0.36)         $    9.80             3.29%          $  527,832
    0.00              0.00              0.00             (0.80)              9.84            10.94              354,371
    0.00              0.00              0.00             (0.85)              9.63             5.49              145,530


                    Ratio of Net
Ratio of            Investment
Expenses to         Income (Loss)
Average Net         to Average Net    Portfolio
Assets              Assets            Turnover Rate
-----------         --------------    --------------

1.13%+              6.75%+                 69%



0.05%+              6.56%+                817%
0.05+(e)            6.86+                 283



0.37%+              7.50%+                376%
0.05+(c)            7.13+                 156



0.05%+              7.46%+                187%



0.05%+              7.74%+                 70%
0.05+(d)            7.65+                  65



0.05%+              5.02%+                 28%



0.16%+              6.56%+                169%
0.50                5.61                  369
0.50                4.04                  406
0.51                8.17                  255
0.50                7.17                  875
0.50                6.09                 1046



0.12%+              9.23%+                 74%
0.85                8.20                  159
0.85+               9.43+                 199

                                                      2000 Semi-Annual Report 11

Statements of Assets and Liabilities

September 30, 2000 (Unaudited)

                                                                       Short-Term          U.S. Government       Mortgage
Amounts in thousands, except per share amounts                         Portfolio           Sector Portfolio      Portfolio
                                                                       ----------------    ----------------      ----------------
Assets:

Investments, at value                                                     $  147,826          $1,188,657            $7,046,317
Cash and foreign currency                                                        195               9,810                39,096
Receivable for investments sold and forward foreign currency contracts            34              98,280               845,398
Receivable for Portfolio shares sold                                               0               1,500                 1,500
Interest and dividends receivable                                              1,384              12,802                37,216
Variation margin receivable                                                        0                 320                     0
Manager reimbursement receivable                                                   0                  16                    16
Other assets                                                                       8               1,519                     0
                                                                       ----------------    ----------------      ----------------
                                                                             149,447           1,312,904             7,969,543
                                                                       ----------------    ----------------      ----------------

Liabilities:

Payable for investments purchased and
forward foreign currency contracts                                        $       59          $   20,272            $3,812,032
Payable for financing transactions                                            10,028             556,481               172,408
Notes Payable                                                                 35,495                   0               340,700
Written options outstanding                                                        0                   1                 1,353
Payable for Portfolio shares redeemed                                              8                 750                     0
Dividends payable                                                                  0                   0                     0
Accrued investment advisory fee                                                    2                  12                    58
Accrued administration fee                                                         3                  19                    87
Accrued distribution fee                                                           0                   0                     0
Accrued servicing fee                                                              0                   0                     0
Variation margin payable                                                           4                   0                 1,113
Other liabilities                                                                107                   0                12,596
                                                                              45,706             577,535             4,340,347
                                                                       ----------------    ----------------      ----------------
Net Assets                                                                $  103,741          $  735,369            $3,629,196
                                                                       ----------------    ----------------      ----------------

Net Assets Consist of:
Paid in capital                                                           $  102,715          $  702,557            $3,557,464
Undistributed (overdistributed) net investment income                            385               5,160                21,397
Accumulated undistributed net realized gain (loss)                                81              21,154                10,558
Net unrealized appreciation (depreciation)                                       560               6,498                39,777
                                                                       ----------------    ----------------      ----------------
                                                                          $  103,741          $  735,369            $3,629,196
                                                                       ----------------    ----------------      ----------------

Shares Issued and Outstanding:                                                10,270              67,133               345,653

Net Asset Value and Redemption Price
Per Share (Net Assets Per Share Outstanding)                              $    10.10          $    10.95            $    10.50

Cost of Investments Owned                                                 $  147,111          $1,183,062            $6,990,354
                                                                       ----------------    ----------------      ----------------
Cost of Foreign Currency Held                                             $        0          $        0            $        0
                                                                       ----------------    ----------------      ----------------

12  PIMCO Funds


Real Return             Investment Grade        Municipal               International           Emerging Markets
Bond Portfolio          Corporate Portfolio     Sector Portfolio        Portfolio               Portfolio
---------------------   ---------------------   ---------------------   ---------------------   ---------------------
$           277,723     $           508,277     $            28,467     $         2,388,199     $           604,220
                 42                       0                   1,293                  27,360                   1,014
                491                   3,625                   3,582                  62,265                  34,155
                  0                       0                       0                       0                       0
              2,538                   8,633                     318                  19,924                  13,174
                  0                      28                       0                       1                       0
                  0                      16                       0                       0                       0
                292                       0                       0                     387                       3
---------------------   ---------------------   ---------------------   ---------------------   ---------------------
            281,086                 520,579                  33,660               2,498,136                 652,566
---------------------   ---------------------   ---------------------   ---------------------   ---------------------



$             4,042     $            13,785     $             6,906     $           431,774     $            37,049
            136,337                       0                       0                 566,831                  87,631
                  0                       0                       0                       0                       0
                  0                       0                       0                     691                       0
                  0                       0                       0                       0                       0
                  0                       0                       0                       0                       0
                  2                       8                       0                      19                       9
                  3                      13                       1                      97                      45
                  0                       0                       0                       0                       0
                  0                       0                       0                       0                       0
                  0                       0                       0                     312                       0
                 55                      60                       0                     183                       0
            140,439                  13,866                   6,907                 999,907                 124,734
---------------------   ---------------------   ---------------------   ---------------------   ---------------------
$           140,647     $           506,713     $            26,753     $         1,498,229     $           527,832
---------------------   ---------------------   ---------------------   ---------------------   ---------------------


$           139,022     $           499,116     $            26,940     $         1,538,918     $           526,248
                471                   3,067                      61                  36,708                   4,620
                 81                    (504)                    (56)                (16,179)                  2,689
              1,073                   5,034                    (192)                (61,218)                 (5,725)
---------------------   ---------------------   ---------------------   ---------------------   ---------------------
$           140,647     $           506,713     $            26,753     $         1,498,229     $           527,832
---------------------   ---------------------   ---------------------   ---------------------   ---------------------
             13,751                  49,436                   2,698                 219,712                  53,867


$             10.23     $             10.25     $              9.91     $              6.82     $              9.80

$           276,646     $           502,916     $            28,660     $         2,456,839     $           609,662
---------------------   ---------------------   ---------------------   ---------------------   ---------------------
$                 5     $                 0     $                 0     $            26,954     $               835
---------------------   ---------------------   ---------------------   ---------------------   ---------------------

                                                      2000 Semi-Annual Report 13

Statements of Operations

For the period ended September 30, 2000 (Unaudited)

                                                                                Short-Term       U.S. Government       Mortgage
Amounts in thousands                                                            Portfolio        Sector Portfolio      Portfolio
                                                                                ----------       ----------------      ---------
Investment Income:

Interest                                                                        $   3,621            $  19,026         $  90,303
Miscellaneous income                                                                    0                    0                 0
                                                                                ----------       ----------------      ---------
    Total Income                                                                    3,621               19,026            90,303
                                                                                ----------       ----------------      ---------
Expenses:
Investment advisory fees                                                                9                   58               231
Administration fees                                                                    13                   86               346
Trustees' fees                                                                          0                    0                 0
Organization costs                                                                      8                    0                 0
Interest expense                                                                      498                    0             3,647
Total expenses                                                                        528                  144             4,224
Recoupment of reimbursement/(Reimbursement by manager)                                 (8)                   1                 6
    Net expenses                                                                      520                  145             4,230
                                                                                ----------       ----------------      ---------
Net Investment Income                                                               3,101               18,881            86,073
                                                                                ----------       ----------------      ---------

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                                                81               11,631            13,401
Net realized gain (loss) on futures contracts and written options                       0                6,255            (3,026)
Net realized gain (loss) on foreign currency transactions                               0                    0                 0
Net change in unrealized appreciation (depreciation) on investments                   598               (1,618)           34,474
Net change in unrealized appreciation (depreciation) on
     future contracts and written options                                             (38)               1,005            (5,088)
Net change in unrealized appreciation (depreciation) on translation
    of assets and liabilities denominated in foreign currencies                         0                    0                 0

    Net Gain (Loss)                                                                   641               17,273            39,761
                                                                                ----------       ----------------      ---------
Net Increase (Decrease) in Assets Resulting from Operations                     $   3,742            $  36,154         $ 125,834
                                                                                ----------       ----------------      ---------

14  Pimco Funds


                               Investment Grade                                                                   Emerging Markets
Real Return Bond Portfolio     Corporate Portfolio     Municipal Sector Portfolio     International Portfolio     Portfolio
--------------------------     -------------------     --------------------------     -----------------------     ----------------
$        2,708                 $       14,802          $          107                 $       38,880              $       20,802
             0                              0                       0                             19                           9
--------------------------     -------------------     --------------------------     -----------------------     ----------------
         2,708                         14,802                     107                         38,899                      20,811
--------------------------     -------------------     --------------------------     -----------------------     ----------------


             7                             38                       0                            114                          44
            10                             56                       1                            571                         222
             0                              0                       0                              2                           1
             0                              0                       0                              0                           0
             0                              0                       0                            231                           0
            17                             94                       1                            918                         267
             0                              1                       0                              0                           0
            17                             95                       1                            918                         267
--------------------------     -------------------     --------------------------     -----------------------     ----------------
         2,691                         14,707                     106                         37,981                      20,544
--------------------------     -------------------     --------------------------     -----------------------     ----------------


            81                           (201)                    (82)                         2,701                       3,104
           (41)                          (303)                     26                          4,341                           0
            41                              0                       0                         19,925                        (244)
         1,060                          3,805                    (192)                       (34,697)                     (7,187)

             0                           (318)                      0                         (3,689)                          0

            13                              0                       0                          7,397                        (254)

         1,154                          2,983                    (248)                        (4,022)                     (4,581)
--------------------------     -------------------     --------------------------     -----------------------     ----------------
$        3,845                 $       17,690          $         (142)                $       33,959              $       15,963
--------------------------     -------------------     --------------------------     -----------------------     ----------------

                                                      2000 Semi-Annual Report 15

Statements of Changes in Net Assets

September 30, 2000 (Unaudited)

                                                               Short-Term             U.S. Government
Amounts in thousands                                           Portfolio              Sector Portfolio
                                                               ------------------     ------------------------------------------
                                                                      Period From       Six Months Ended             Period From
Increase (Decrease) in Net Assets from:                         April 20, 2000 to     September 30, 2000     January 31, 2000 to
                                                               September 30, 2000            (Unaudited)          March 31, 2000
Operations:                                                           (Unaudited)
Net investment income                                                   $   3,101              $  18,881               $   2,590
Net realized gain (loss)                                                       81                 17,886                   6,051
Net change in unrealized appreciation (depreciation)                          560                   (613)                  7,111
                                                               ------------------     ------------------------------------------
Net increase (decrease) resulting from operations                           3,742                 36,154                  15,752
                                                               ------------------     ------------------------------------------
Distributions to Shareholders:
From net investment income                                                 (2,716)               (17,873)                 (1,221)
In excess of net investment income                                              0                      0                       0
                                                               ------------------     ------------------------------------------
Total Distributions                                                        (2,716)               (17,873)                 (1,221)
                                                               ------------------     ------------------------------------------
Portfolio Share Transactions:
Receipts for shares sold                                                   99,999                614,003                 319,000
Issued as reinvestment of distributions                                     2,716                 17,140                   1,221
Cost of shares redeemed                                                         0               (225,707)                (23,100)
Net increase resulting from Portfolio share transactions                  102,715                405,436                 297,121
                                                               ------------------     ------------------------------------------
Total Increase in Net Assets                                              103,741                423,717                 311,652
                                                               ------------------     ------------------------------------------
Net Assets:
Beginning of period                                                             0                311,652                       0
End of period *                                                         $ 103,741              $ 735,369               $ 311,652
                                                               ------------------     ------------------------------------------
*Including net undistributed investment income of:                      $     385              $   5,160               $   4,152
                                                               ------------------     ------------------------------------------

16  PIMCO Funds

                                         Real Return          Investment Grade
Mortgage Portfolio                       Bond Portfolio       Corporate Portfolio
--------------------------------------   ------------------   --------------------------------------
  Six Months Ended         Period From          Period From     Six Months Ended         Period from
September 30, 2000    January 31, 2000    April 28, 2000 to   September 30, 2000    January 26, 2000
       (Unaudited)   to March 31, 2000   September 30, 2000          (Unaudited)   to March 31, 2000
                                                (Unaudited)
$    86,073          $     5,716         $     2,691          $    14,707          $     2,702
     10,375                1,927                  81                 (504)                 254
     29,386               10,391               1,073                3,487                1,547
--------------------------------------   ------------------   --------------------------------------
    125,834               18,034               3,845               17,690                4,503
--------------------------------------   ------------------   --------------------------------------


    (68,996)              (3,140)             (2,220)             (13,128)              (1,468)
          0                    0                   0                    0                    0

--------------------------------------   ------------------   --------------------------------------
    (68,996)              (3,140)             (2,220)             (13,128)              (1,468)
--------------------------------------   ------------------   --------------------------------------


  3,043,727              967,529             144,974              369,851              362,126
     63,728                3,140               1,623               12,060                1,468
   (520,660)                   0              (7,575)            (196,039)             (50,350)
  2,586,795              970,669             139,022              185,872              313,244
--------------------------------------   ------------------   --------------------------------------
  2,643,633              985,563             140,647              190,434              316,279
--------------------------------------   ------------------   --------------------------------------


    985,563                    0                   0              316,279                    0
$ 3,629,196          $   985,563         $   140,647          $   506,713          $   316,279

$    21,397          $     4,320         $       471          $     3,067          $     1,488


Municipal
Sector
Portfolio            International Portfolio               Emerging Markets Portfolio
------------------   -----------------------------------   -----------------------------------
       Period From     Six Months Ended       Year Ended     Six Months Ended       Year Ended
August 21, 2000 to   September 30, 2000   March 31, 2000   September 30, 2000   March 31, 2000
September 30, 2000          (Unaudited)                           (Unaudited)
       (Unaudited)
$       106          $    37,981          $    51,425      $    20,544          $    20,454
        (56)              26,967              (33,794)           2,860                8,157
       (192)             (30,989)             (22,139)          (7,441)              (1,382)
       (142)              33,959               (4,508)          15,963               27,229
------------------   -----------------------------------   -----------------------------------


        (45)             (17,110)             (43,147)         (17,458)             (20,428)
          0                    0                    0                0                  (22)

        (45)             (17,110)             (43,147)         (17,458)             (20,450)
------------------   -----------------------------------   -----------------------------------


     26,914              396,979              679,200          210,625              226,178
         26               16,304               41,675           16,671               19,552
          0              (74,118)            (251,030)         (52,340)             (43,668)
     26,940              339,165              469,845          174,956              202,062

     26,753              356,014              422,190          173,461              208,841
------------------   -----------------------------------   -----------------------------------


          0            1,142,215              720,025          354,371              145,530
$    26,753          $ 1,498,229          $ 1,142,215      $   527,832          $   354,371

$        61          $    36,708          $    15,837      $     4,620          $     1,534

                                                      2000 Semi-Annual Report 17

Statements of Cash Flows

                                                                       U.S. Government    Real Return
Amounts in thousands                                                   Sector Portfolio   Bond Portfolio   International Portfolio
                                                                       ----------------   --------------   -----------------------
Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities
Sales of Portfolio shares                                              $   612,503        $   144,974      $          402,179
Redemptions of Portfolio shares                                           (231,857)            (7,575)                (75,118)
Cash distributions paid                                                       (733)              (597)                   (806)
Increase (decrease) from financing transactions                            422,572            136,337                  60,548
Net increase (decrease) from financing activities                          802,485            273,139                 386,803

Operating Activities
Purchases of long-term securities and foreign currency                  (6,853,434)          (481,534)             (2,601,876)
Proceeds from sales of long-term securities and foreign currency         6,034,592            218,057               2,460,868
Purchases of short-term securities (net)                                    10,028             (9,320)               (283,405)
Net investment income                                                       18,881              2,691                  37,980
Change in other receivables/payables (net)                                  (2,742)            (2,991)                 (1,633)
Net increase (decrease) from operating activities                         (792,675)          (273,097)               (388,066)
                                                                       ----------------   --------------   -----------------------
Net Increase in Cash and Foreign Currency                                    9,810                 42                  (1,263)
                                                                       ----------------   --------------   -----------------------
Cash and Foreign Currency
Beginning of period                                                              0                  0                  28,623
End of period                                                          $     9,810        $        42      $           27,360
                                                                       ----------------   --------------   -----------------------

18 PIMCO Funds

Schedule of Investments

Short Term Portfolio
September 30, 2000 (Unaudited)
                                                      Principal
                                                         Amount          Value
                                                         (000s)         (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 82.1%
--------------------------------------------------------------------------------

Banking & Finance 24.2%
Export-Import Bank Korea
      6.500% due 02/10/2002                          $    1,000     $      985
First Chicago Corp.
     10.250% due 05/01/2001                               1,000          1,017
Ford Motor Credit Corp.
      6.780% due 08/27/2001 (d)                           2,400          2,400
Heller Financial, Inc.
      6.500% due 07/22/2002                               1,000            989
Industrial Bank of Korea
      7.100% due 10/15/2001                               1,500          1,470
Korea Development Bank
      7.125% due 09/17/2001                                 400            399
MBNA Corp.
      7.220% due 02/09/2001 (d)                           2,600          2,603
MFN Financial Corp.
      6.980% due 09/13/2001 (d)                           1,515          1,516
Nacional Financiera
      7.975% due 05/08/2003                               2,500          2,539
National Consumer Coop Bank
      7.513% due 10/26/2001 (d)                           4,900          4,901
PaineWebber
      6.585% due 07/23/2001                                 400            399
PS Colorado Credit Corp.
      7.330% due 05/30/2002 (d)                           1,900          1,899
Qwest Capital Funding, Inc.
      6.875% due 08/15/2001                               4,000          3,997
                                                                    ------------
                                                                        25,114
                                                                    ============
Industrials 29.5%
Cemex SA
      8.625% due 07/18/2003                               1,500          1,519
Clear Channel Communications, Inc.
      7.210% due 06/15/2002 (d)                           4,000          4,009
Enron Corp.
      6.580% due 09/10/2001 (d)                           1,000          1,000
ICI Wilmington
      9.500% due 11/15/2000                               4,000          4,006
J Seagram & Sons
      6.250% due 12/15/2001                               2,000          1,978
Kroger Co.
      6.340% due 06/01/2001                               4,450          4,416
Lockheed Martin Corp.
      6.850% due 05/15/2001                               3,000          2,989
Meridan Co.
      6.408% due 07/18/2002 (d)                             100            100
Norfolk Southern Corp.
      6.875% due 05/01/2001                                 900            898
Philip Morris Cos., Inc.
      9.000% due 01/01/2001                                 900            903
Raytheon Co.
      5.950% due 03/15/2001                               2,000          1,986
Staples, Inc.
      7.670% due 11/26/2001 (d)                           2,000          2,000
Temple-Inland, Inc.
      9.000% due 05/01/2001                                 400            403
Tyco International Group SA
      6.125% due 06/15/2001                               4,000          3,964
Viacom, Inc.
      8.875% due 06/01/2001                                 465            469
                                                                    ------------
                                                                        30,640
                                                                    ============
Utilities 28.4%
Appalachian Power Co.
      7.160% due 06/27/2001 (d)                           5,000          5,001
Carolina Power & Light Co.
      7.232% due 07/29/2002 (d)                           4,900          4,919
Commonwealth Edison Co.
      7.160% due 09/30/2002 (d)                           2,000          2,000
Deutsche Telekom AG
      7.750% due 06/15/2005                               5,000          5,123
Indiana Michigan Power Co.
      7.245% due 09/03/2002 (d)                           3,900          3,900
Nabors Industries, Inc.
      0.010% due 06/20/2020                               3,000          2,093
Public Service Enterprise Group, Inc.
      7.038% due 11/22/2000 (d)                             900            900
Scana Corp.
      7.393% due 07/15/2002 (d)                           4,900          4,907
Williams Cos., Inc.
      6.125% due 02/01/2001                                 595            593
                                                                    ------------
                                                                        29,436
                                                                    ------------
Total Corporate Bonds & Notes                                           85,190
(Cost $84,673)                                                      ============


--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES 9.7%
--------------------------------------------------------------------------------

Federal Home Loan Bank
      6.750% due 02/01/2002 (g)                          10,000         10,036
                                                                    ------------
Total U.S. Government Agencies                                          10,036
(Cost $10,012)                                                      ============


--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities (e)
       3.625% due 07/15/2002 (b)                            108            108
                                                                    ------------
Total U.S. Treasury Obligations                                            108
(Cost $108)                                                         ============


--------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 40.3%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 25.4%
Chase Mortgage Finance Corp.
      6.500% due 06/25/2028                               2,972          2,944
Federal Home Loan Mortgage Corp.
      8.000% due 04/15/2003                                 135            135
      6.000% due 07/15/2006                               4,953          4,919
      7.250% due 06/15/2007                               1,480          1,484
      7.250% due 09/15/2023                               3,101          3,097
Federal National Mortgage Assn
      6.500% due 10/25/2007                                 247            245
      6.150% due 10/25/2007                                  41             41
      6.856% due 06/25/2008 (d)                             179            179
      6.000% due 06/25/2019                                 993            978
      7.000% due 12/25/2019                               4,488          4,474
      7.150% due 08/25/2020                                 112            112
      7.000% due 01/18/2023                               7,355          7,337
      7.250% due 04/18/2024                                  51             51
Residential Asset Securitization Corp.
      7.250% due 12/25/2027                                 409            407
                                                                    ------------
                                                                        26,403
                                                                    ============
Federal Home Loan Mortgage Corporation 8.4%
      6.500% due 08/01/2002                               8,804          8,732
                                                                    ------------

Federal National Mortgage Association 6.5%
      6.000% due 08/01/2001                                  65             64
      7.000% due 05/01/2001-02/20/2030 (d)(h)             6,631          6,653
                                                                    ------------
                                                                         6,717
                                                                    ------------
Total Mortgage-Backed Securities                                        41,852
(Cost $41,770)                                                      ============


--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES 8.7%
--------------------------------------------------------------------------------

Capital Asset Research Funding LP
      6.400% due 12/15/2004                               4,687          4,736
EQCC Home Equity Loan Trust
      8.340% due 08/15/2025                               3,900          3,935
Premier Auto Trust
      6.350% due 04/06/2002                                 324            324
                                                                    ------------
Total Asset-Backed Securities                                            8,995
(Cost $8,901)                                                       ============


--------------------------------------------------------------------------------
 SOVEREIGN ISSUES 1.0%
--------------------------------------------------------------------------------

Republic of Panama
      7.125% due 09/20/2001                               1,000            991
                                                                    ------------
Total Sovereign Issues                                                     991
(Cost $993)                                                         ============

                                                      2000 Semi-Annual Report 19

Short Term Portfolio
September 30, 2000 (Unaudited)
                                                      Principal
                                                         Amount          Value
                                                         (000s)         (000s)
--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 0.6%
--------------------------------------------------------------------------------
Commercial Paper 0.4%
Coca-Cola Co.
      6.480% due 12/13/2000                          $      400     $      395
                                                                    ------------

Repurchase Agreement 0.2%
State Street Bank
      5.850% due 10/02/2000                                 259            259
      (Dated 9/29/2000. Collateralized by
      Federal Home Loan Mortgage Corp.
      7.050% due 09/19/2003 valued at $265.
      Repurchase proceeds are $259.)

                                                                    ------------
Total Short-Term Instruments                                               654
(Cost $654)                                                         ============


Total Investments (a) 142.5%                                        $  147,826
(Cost $147,111)

Other Assets and Liabilities (Net) (42.5%)                             (44,085)
                                                                    ------------
Net Assets 100.0%                                                   $  103,741
                                                                    ============


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $      749

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                           (34)
                                                                    ------------

Unrealized appreciation-net                                         $      715
                                                                    ============

(b) Securities with an aggregate market value of $108 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                           # of      Unrealized
Type                                                  Contracts  (Depreciation)
--------------------------------------------------------------------------------
Eurodollar September Futures (09/2001)                       26     $      (38)
                                                                    ------------

(c) Reverse repurchase agreements were entered into on various days paying various interest rates. The following securities were segregated with collateral for reverse repurchase agreements:

Type                                                   Maturity          Value
--------------------------------------------------------------------------------
Entered into on September 18, 2000 paying interest at 6.570%
Federal National Mortgage Assn. 7.000%               12/25/2019     $    4,474

Entered into on September 21, 2000 paying interest at 6.570%
Federal Home Loan Mortgage Corp. 7.250%              06/15/2007          1,484

Entered into on September 25, 2000 paying interest at 6.520%
Government National Mortgage Assn. 7.000%            02/20/2030          6,572

Entered into on September 26, 2000 paying interest at 6.580%
Federal National Mortgage Assn. 7.000%               01/18/2023          7,337
Federal Home Loan Mortgage Corp. 6.500%              08/01/2002          8,732
Federal Home Loan Mortgage Corp. 7.250%              09/15/2023          3,097
Federal Home Loan Mortgage Corp. 6.000%              07/15/2006          4,919
                                                                    ------------
                                                                    $   36,615
                                                                    ============

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Principal amount of the security is adjusted for inflation.

(f) Swap agreements outstanding at September 30, 2000:

                                                       Notional     Unrealized
Type                                                     Amount (Depreciation)
--------------------------------------------------------------------------------

Receive floating rate based on 3-month LIBOR plus 0.470% and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley
Exp. 06/15/2005                                      $    5,000     $     (107)

Receive floating rate based on 3-month LIBOR plus 1.000% and pay to the counterparty the notional amount of $3,000 in exchange for shares of Nabors Industries, Inc. due 6/20/2020 when the convertible debentures mature.

Broker: Morgan Stanley
Exp. 06/20/2003                                      $    1,825             (1)
                                                                    ------------
                                                                    $     (108)
                                                                    ============

(g) Subject to financing transaction.

(h) Securities are grouped by coupon or range of coupons and represent a range of maturities.

20 PIMCO Funds See accompanying notes

Schedule of Investments

U.S. Government Sector Portfolio
September 30, 2000 (Unaudited)
                                                      Principal
                                                         Amount          Value
                                                         (000s)         (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 32.0%
--------------------------------------------------------------------------------

Banking & Finance 16.9%
AESOP Funding II LLC
      6.220% due 10/20/2001                          $      942     $      942
AT&T Capital Corp.
      6.310% due 04/23/2002 (d)                           1,000          1,003
Bank One Corp.
      9.798% due 05/07/2002 (d)                           2,400          2,402
Bear Stearns Co., Inc.
      7.125% due 03/28/2003 (d)                           7,000          7,000
      6.530% due 06/01/2004 (d)                           2,000          2,014
Beneficial Corp.
      7.030% due 03/01/2002 (d)                           5,000          5,008
Bombardier Capital, Inc.
      7.210% due 06/09/2032 (d)                           2,500          2,478
Caterpillar Finance
      6.771% due 02/12/2001 (d)                           7,000          7,002
Chase Manhattan Corp.
      6.440% due 05/15/2001 (d)                           3,500          3,498
Donaldson, Lufkin & Jenrette, Inc.
      7.250% due 07/18/2003 (d)                           3,000          3,008
Ford Motor Credit Corp.
      6.806% due 02/13/2003 (d)                           3,000          2,996
      6.850% due 03/17/2003 (d)                           5,000          4,994
      7.110% due 06/02/2003 (d)                           1,900          1,902
      7.051% due 06/20/2003 (d)                          15,000         15,010
      7.083% due 07/19/2004 (d)                           1,800          1,802
      7.173% due 07/18/2005 (d)                           6,300          6,311
General Motors Acceptance Corp.
      6.913% due 08/06/2001 (d)                           3,500          3,506
      6.950% due 03/10/2003 (d)                           2,800          2,798
      7.015% due 07/21/2003 (d)                           4,900          4,894
      6.251% due 04/05/2004 (d)                             800            799
Goldman Sachs Group
      6.923% due 12/07/2001 (d)                           8,000          8,018
Household Bank
      6.227% due 10/22/2003 (d)                           3,000          2,990
Lehman Brothers Holdings, Inc.
      6.690% due 04/04/2003 (d)                           2,100          2,101
MBNA America Bank NA
      6.290% due 04/25/2002 (d)                             800            798
      7.038% due 11/19/2003 (d)                           1,600          1,584
Meridian Funding Co. LLC
      6.762% due 07/30/2004 (d)                           2,300          2,300
Merrill Lynch & Co.
      6.791% due 11/01/2001 (d)                           4,000          4,004
Morgan Stanley, Dean Witter, Discover and Co.
      6.837% due 01/28/2002 (d)                           2,600          2,604
      6.990% due 04/22/2004 (d)                           5,800          5,807
National Australia Bank Ltd.
      7.315% due 05/19/2010 (d)                           2,500          2,523
Orix Credit Alliance
      6.785% due 04/16/2001                               4,750          4,743
PaineWebber
      7.260% due 11/27/2000 (d)                           1,600          1,600
Protective Life Funding Trust
      7.090% due 01/17/2003 (d)                           1,500          1,498
Qwest Capital Funding, Inc.
      6.875% due 08/15/2001                               4,000          3,997
                                                                    ------------
                                                                       123,934
                                                                    ============
Industrials 7.9%
Clear Channel Communications, Inc.
      7.327% due 06/15/2002 (d)                           5,000          5,012
Cox Enterprises, Inc.
      7.611% due 05/01/2033 (d)                           2,000          1,999
DaimlerChrysler Holdings
      7.001% due 08/16/2004 (d)                           7,000          7,012
International Paper Co.
      7.670% due 07/08/2002 (d)                           1,500          1,504
Kroger Co.
      7.661% due 10/01/2010 (d)                           2,000          2,004
TCI Communications, Inc.
      7.260% due 03/12/2001 (d)                           1,500          1,501
TRW, Inc.
      7.090% due 03/25/2002 (d)                           9,000          8,993
Tyco International Group SA
      7.568% due 03/05/2001 (d)                           3,500          3,504
Vodafone AirTouch PLC
      6.961% due 12/19/2001 (d)                          26,800         26,836
                                                                    ------------
                                                                        58,365
                                                                    ============
Utilities 7.2%
Arizona Public Service
      7.440% due 11/15/2001 (d)                           1,500          1,500
Central Power & Light Co.
      7.268% due 02/22/2002 (d)                           2,000          1,999
Deutsche Telekom AG
      7.750% due 06/15/2005                              10,000         10,247
Hughes Electric
      7.560% due 10/23/2000 (d)                           3,800          3,801
Kentucky Power Co.
      7.270% due 11/02/2000 (d)                           1,200          1,200
Nabors Industries, Inc.
      0.010% due 06/20/2020                              10,000          6,975
Public Service Enterprise Group, Inc.
      7.138% due 11/22/2000 (d)                           2,500          2,500
Scana Corp.
      7.393% due 07/15/2002 (d)                           2,900          2,904
System Energy Resources
      7.380% due 10/01/2000                               1,100          1,100
Texas Utilities Co.
      7.315% due 06/25/2001 (d)                          11,500         11,492
      7.697% due 09/24/2001 (d)                           7,100          7,138
WorldCom, Inc.
      7.050% due 11/26/2001 (d)                           2,000          2,002
                                                                    ------------
                                                                        52,858
                                                                    ------------
Total Corporate Bonds & Notes                                          235,157
(Cost $233,767)                                                     ============


--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES 33.7%
--------------------------------------------------------------------------------

Federal Home Loan Bank
      6.750% due 02/01/2002                              35,000         35,126
      5.950% due 12/10/2008                                 400            372
      0.000% due 01/28/2019                               7,900          1,900
Federal Home Loan Mortgage Corp.
      6.250% due 08/05/2008                                 500            474
      6.000% due 12/29/2008                                 250            233
      6.875% due 09/15/2010 (h)                          20,000         20,158
      6.450% due 12/09/2013                               1,000            912
      6.750% due 09/15/2029                              28,000         27,667
Federal National Mortgage Assn.
      7.000% due 07/15/2005 (h)                          80,000         81,471
      6.480% due 03/26/2008                                 500            482
      6.500% due 03/12/2009                              44,900         43,133
      6.625% due 09/15/2009                              25,600         25,409
      6.810% due 08/05/2013                                 500            475
Tennessee Valley Authority
      7.125% due 05/01/2030                              10,000         10,250
                                                                    ------------
Total U.S. Government Agencies                                         248,062
(Cost $244,469)                                                     ============


--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 73.3%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities (f)
      3.625% due 07/15/2002 (b)                          89,466         89,438
      3.375% due 01/15/2007                               5,447          5,268
U.S. Treasury Bonds
      9.875% due 11/15/2015 (h)                          37,800         51,692
      8.750% due 08/15/2020 (h)                          54,000         70,149
      7.125% due 02/15/2023 (h)                          30,500         34,265
      6.250% due 08/15/2023                               4,600          4,686
      6.000% due 02/15/2026 (h)                          74,800         74,122
      5.500% due 08/15/2028                              10,000          9,284
      6.250% due 05/15/2030                              21,550         22,661
U.S. Treasury Notes
      4.250% due 11/15/2003                              21,250         20,112
      6.750% due 05/15/2005                              50,000         51,609
      5.750% due 08/15/2010 (h)                          40,000         40,088

                               2000 Semi-Annual Report See accompanying notes 21

U.S. Government Sector Portfolio
September 30, 2000 (Unaudited)
                                                      Principal
                                                         Amount          Value
                                                         (000s)         (000s)
--------------------------------------------------------------------------------

U.S. Treasury Strips
      0.000% due 08/15/2003                          $   11,200     $    9,452
      0.000% due 05/15/2004                               2,100          1,700
      0.000% due 02/15/2006                               7,800          5,670
      0.000% due 05/15/2006                              13,500          9,663
      0.000% due 05/15/2013                              20,700          9,626
      0.000% due 02/15/2015                               3,500          1,458
      0.000% due 05/15/2015                              37,300         15,320
      0.000% due 02/15/2019                              16,600          5,437
      0.000% due 08/15/2020                               2,400            720
      0.000% due 11/15/2024                              25,000          5,937
      0.000% due 02/15/2026                               3,500            779
                                                                    ------------
Total U.S. Treasury Obligations                                        539,136
(Cost $539,383)                                                     ============

--------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 7.1%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 2.5%
Federal Home Loan Mortgage Corp.
      6.500% due 10/15/2016                               5,549          5,521
      6.000% due 12/15/2028                              10,916          8,384
      6.000% due 05/15/2029                                 108             87
Federal National Mortgage Association
      7.000% due 01/25/2020                               1,096          1,091
Merrill Lynch Mortgage Investors, Inc.
      6.210% due 03/20/2017                               1,047          1,043
Residential Asset Securitization Trust
      7.750% due 07/25/2027                                 862            858
Sears Mortgage Securities
      6.410% due 07/25/2019                               1,809          1,736
                                                                    ------------
                                                                        18,720
                                                                    ============
Federal National Mortgage Association 0.4%
      6.972% due 01/01/2029 (d)                           2,286          2,256
      7.343% due 12/01/2022 (d)                             453            466
                                                                    ------------
                                                                         2,722
                                                                    ============
Government National Mortgage Association 4.2%
      6.375% due 04/20/2023-05/20/2024 (d)(e)            10,637         10,718
      6.750% due 07/20/2025-08/20/2026 (d)(e)             3,416          3,447
      7.000% due 05/20/2030 (d)                           9,894          9,915
      7.125% due 10/20/2023-10/20/2024 (d)(e)             2,502          2,521
      7.375% due 02/20/2024-02/20/2026 (d)(e)             4,403          4,436
                                                                    ------------
                                                                        31,037
                                                                    ------------
Total Mortgage-Backed Securities                                        52,479
(Cost $52,710)                                                      ============

--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES 9.5%
--------------------------------------------------------------------------------

Advanta Revolving Home Equity Loan Trust
      6.990% due 01/25/2024 (d)                           1,831          1,837
AFC Home Equity Loan Trust
      6.951% due 06/25/2030 (d)                          19,363         19,400
Contimortgage Home Equity Loan Trust
      6.828% due 08/15/2028 (d)                             100            100
Empire Funding Home Loan Owner Trust
      6.860% due 04/25/2016                               9,490          9,421
EQCC Home Equity Loan Trust
      8.340% due 08/15/2025                               4,000          4,036
Household Consumer Loan Trust
      7.038% due 08/15/2006 (d)                           2,078          2,072
Metris Master Trust
      7.270% due 04/20/2006 (d)                           1,700          1,708
NPF XII, Inc.
      7.337% due 11/01/2003 (d)                          10,000         10,000
PacificAmerica Home Equity Loan
      6.821% due 06/26/2028 (d)                             946            945
Residential Asset Securities Corp.
      6.960% due 07/25/2014                               3,776          3,762
      7.615% due 01/25/2015                               3,079          3,077
Signet HELOC Trust
      6.838% due 06/20/2004 (d)                           2,012          2,015
Student Loan Marketing Assn.
      6.781% due 01/25/2007 (d)                           1,169          1,169
      6.751% due 04/25/2007 (d)                           4,252          4,238
The Money Store Home Equity Trust
      6.798% due 06/15/2029 (d)                           4,674          4,677
WMC Mortgage Loan
      6.790% due 06/20/2028 (d)                           1,022          1,020
                                                                    ------------
Total Asset-Backed Securities                                           69,477
(Cost $69,390)                                                      ============

--------------------------------------------------------------------------------
 PURCHASED CALL OPTIONS 0.6%
--------------------------------------------------------------------------------

Interest Rate Swap (OTC)
      Strike @ 7.000% Exp. 08/12/2010                   100,000          4,683
                                                                    ------------
Total Purchased Call Options                                             4,683
(Cost $3,671)                                                       ============


--------------------------------------------------------------------------------
 PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------

Eurodollar December Futures (CME)
      Strike @ 90.75 Exp. 12/18/2000                    400,000              6
U.S. Treasury Note December Futures (CBOT)
       Strike @ 91.00 Exp. 11/18/2000                    95,000             17
                                                                    ------------
Total Purchased Put Options                                                 23
(Cost $32)                                                          ============

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 5.4%
--------------------------------------------------------------------------------

Commercial Paper 5.4%
American Electric Power, Inc.
      6.700% due 10/18/2000                                 600            598
AT&T Corp.
      6.470% due 11/29/2000                                 200            198
Conagra, Inc.
      6.670% due 10/18/2000                                 900            897
      6.670% due 11/15/2000                               5,300          5,257
Detroit Edison Co.
      7.017% due 01/29/2001                               2,800          2,797
Dominion Resources, Inc.
      6.710% due 10/18/2000                               5,700          5,683
Edison Mission Midwest Holdings
      6.720% due 10/18/2000                               3,300          3,290
Ingersoll-Rand Co.
      6.700% due 11/01/2000                                 900            895
International Paper Co.
      6.700% due 10/10/2000                               1,200          1,198
      6.720% due 11/17/2000                               3,300          3,272
Sprint Capital Corp.
      6.720% due 11/08/2000                               3,600          3,575
Sumitomo Corporation of America
      6.700% due 10/18/2000                                 200            199
UBS AG
      6.680% due 10/02/2000                              10,000         10,000
Williams Cos., Inc.
      7.231% due 04/10/2001                               1,600          1,600
                                                                    ------------
                                                                        39,459
                                                                    ============
U.S. Treasury Bills (b) 0.0%
      5.940% due 02/01/2001                                 185            181
                                                                    ------------

Total Short-Term Instruments                                            39,640
(Cost $39,640)                                                      ============


Total Investments (a) 161.6%                                        $1,188,657
(Cost $1,183,062)

Written Options (c) (0.0%)                                                  (1)
(Premiums $7)

Other Assets and Liabilities (Net) (61.6%)                            (453,287)
                                                                    ------------

Net Assets 100.0%                                                   $  735,369
                                                                    ============

22 PIMCO Funds See accompanying notes

--------------------------------------------------------------------------------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $    7,883

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                        (2,288)
                                                                    ------------

Unrealized appreciation-net                                         $    5,595
                                                                    ============

(b) Securities with an aggregate market value of $13,214 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                                    Unrealized
                                                           # of  Appreciation/
Type                                                  Contracts (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 10 Year Note (12/2000)                      1,628     $      104
U.S. Treasury 30 Year Note (12/2000)                      1,040           (414)
Municipal Bond (12/2000)                                     54            (69)
                                                                    ------------
                                                                    $     (379)
                                                                    ============

(c) Premiums received on written options:

                                                    # of
Type                                           Contracts     Premium     Value
--------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond December Futures
    Strike @ 106.00 Exp.11/18/2000                    50     $     7   $     1
                                                             -------------------

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) Swap agreements outstanding at September 30, 2000:

                                                                    Unrealized
                                                       Notional  Appreciation/
Type                                                     Amount (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus
0.470% and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley
Exp. 06/15/2005                                      $   10,000     $     (215)

Receive floating rate based on 3-month LIBOR plus 1.000% and pay to the counterparty the notional amount of $10,000 in exchange for shares of Nabors Industries, Inc. due 6/20/2020 when the convertible debentures mature.

Broker: Morgan Stanley
Exp. 06/20/2003                                           6,084             (2)

Receive a fixed rate equal to 7.415% and pay floating rate based on 3-month LIBOR.

Broker: Deutsche Bank AG New York
Exp. 05/03/2010                                           6,200            231

Receive a fixed rate equal to 8.000% and pay floating rate equal to 3-month LIBOR.

Broker: J.P. Morgan
Exp. 09/15/2010                                          24,500          1,433

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 8.000%.

Broker: Goldman Sachs
Exp. 09/15/2010                                           5,000           (282)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 8.000%.

Broker: Morgan Stanley
Exp. 09/15/2010                                           1,500            (61)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 8.000%.

Broker: Goldman Sachs
Exp. 09/15/2010                                           2,000            (72)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 8.000%.

Broker: Morgan Stanley
Exp. 09/15/2010                                           2,500            (76)

Receive fixed rate equal to 8.000% and
pay floating rate based on 3-month LIBOR.

Broker: Lehman Brothers
Exp. 09/15/2010                                           2,500             94

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 7.000%.

Broker: Morgan Stanley
Exp. 09/15/2010                                           2,500            (50)

Receive a fixed rate equal to 7.317% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 11/15/2003                                          21,250            279
                                                                    ------------
                                                                    $    1,279
                                                                    ============

                               2000 Semi-Annual Report See accompanying notes 23

U.S. Government Sector Portfolio
September 30, 2000 (Unaudited)



                                     Fixed                          Unrealized
                                      Rate       Notional        Appreciation/
Type                                   (%)         Amount       (Depreciation)
--------------------------------------------------------------------------------
Receive the 5-year Swap Spread and pay a fixed spread.
The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Lehman Brothers
Exp. 04/10/2005                      0.950     $   27,000           $      (37)

Receive On-The-Run 10-year Swap Spread and pay a fixed spread.
The On-The-Run 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Bank of America
Exp. 06/17/2002                      1.310         53,750                 (511)

Receive the 10-year Swap Spread and pay a fixed spread.
The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Morgan Stanley
Exp. 06/29/2015                     1.3367         20,000                 (217)

Receive a fixed spread and pay On-The-Run 10-year Swap Spread.
The On-The-Run 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Bank of America
Exp. 06/15/2001                      1.320         50,000                  500

Broker: Morgan Stanley
Exp. 07/27/2001                      1.300         50,000                  450

Receive On-The-Run 2-year Swap Spread and pay a fixed spread.
The On-The-Run 2-year Swap Spread is the difference between the 2-year Swap Rate and the 2-year Treasury Rate.

Broker: Bank of America
Exp. 07/19/2001                      0.925         25,000                 (211)
                                                                    ------------
                                                                    $      (26)
                                                                    ============

(h) Subject to financing transaction.

24 PIMCO Funds See accompanying notes

Schedule of Investments

Mortgage Portfolio
September 30, 2000 (Unaudited)
                                                      Principal
                                                         Amount          Value
                                                         (000s)         (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 11.6%
--------------------------------------------------------------------------------

Banking & Finance 6.0%
AESOP Funding II LLC
      6.220% due 10/20/2001                          $      500     $      500
Bank of America Corp.
      7.750% due 10/30/2030                              13,170         12,534
Bear Stearns Co., Inc.
      7.086% due 08/01/2002 (d)                           5,600          5,612
      7.125% due 03/28/2003 (d)                           3,700          3,700
      6.972% due 05/06/2003 (d)                           1,300          1,301
      7.058% due 05/16/2003 (d)                           2,500          2,512
      6.870% due 07/22/2003 (d)                           3,200          3,213
      7.100% due 06/01/2004 (d)                           2,700          2,719
      7.210% due 11/30/2004 (d)                           6,200          6,213
Beneficial Corp.
      6.870% due 03/01/2002 (d)                           7,000          7,011
Capital One Bank
      7.583% due 01/27/2004 (d)                           9,800          9,920
Credit Suisse First Boston Mortgage
      8.618% due 11/15/2001 (d)                           3,795          3,813
Donaldson, Lufkin & Jenrette, Inc.
      7.030% due 03/15/2002 (d)                           1,600          1,600
Finova Capital Corp.
      7.340% due 11/08/2002 (d)                           3,500          2,846
First Chicago Corp.
      6.740% due 03/11/2002 (d)                          10,000         10,023
Ford Credit Auto Owner Trust
      5.810% due 03/15/2002                                 863            861
Ford Motor Credit Corp.
      6.620% due 07/13/2001 (d)                           5,900          5,896
      6.950% due 11/24/2003 (d)                           3,000          2,999
      7.083% due 07/19/2004 (d)                           4,000          4,004
General Motors Acceptance Corp.
      6.880% due 02/14/2003 (d)                           4,500          4,494
      7.388% due 07/20/2003 (d)                             958            957
      6.540% due 04/05/2004 (d)                          14,600         14,580
      7.348% due 09/20/2004 (d)                             943            942
Goldman Sachs Group
      6.810% due 10/02/2002 (d)                           8,000          7,997
      6.511% due 01/17/2003 (d)                           1,000          1,001
Heller Financial, Inc.
      7.070% due 10/22/2001 (d)                             600            601
      6.910% due 03/20/2002 (d)                           1,800          1,800
      6.890% due 06/10/2002                               3,000          3,003
Household Bank
      6.227% due 10/22/2003 (d)                           7,000          6,977
Korea Development Bank
      7.675% due 10/06/2000 (d)                          19,700         19,700
Lehman Brothers Holdings, Inc.
      7.678% due 04/02/2002 (d)                          17,500         17,657
      7.533% due 07/15/2002 (d)                           3,700          3,732
      6.410% due 09/03/2002 (d)                           2,900          2,898
      7.210% due 12/12/2002 (d)                           1,700          1,707
      7.169% due 04/04/2003 (d)                           6,100          6,102
MBNA America Bank
      6.852% due 08/07/2001 (d)                             100            100
      6.505% due 12/10/2002 (d)                           7,250          7,152
Morgan Stanley, Dean Witter, Discover and Co.
      6.890% due 02/21/2003 (d)                           1,500          1,503
Popular, Inc.
      6.550% due 10/10/2000                               2,335          2,335
Protective Life Funding Trust
      7.090% due 01/17/2003 (d)                           2,000          1,997
Qwest Capital Funding, Inc.
      7.195% due 07/08/2002 (d)                           4,000          4,004
Racers
      6.930% due 03/03/2003 (d)                           8,200          8,200
Salomon, Smith Barney Holdings
      6.938% due 02/11/2003 (d)                           1,200          1,201
Transamerica Finance Corp.
      6.910% due 09/17/2001 (d)                           1,000          1,000
U.S. Bancorp
      6.941% due 02/03/2003 (d)                           4,800          4,803
Wachovia Corp.
      7.261% due 05/02/2005 (d)                           4,500          4,496
                                                                    ------------
                                                                       218,216
                                                                    ============
Industrials 2.0%
AMR Corp.
     10.000% due 02/01/2001                               2,250          2,262
Bellat Racers
      6.208% due 04/01/2003 (d)                          10,000          9,978
Boise Cascade Co.
     10.390% due 11/10/2000                               1,050          1,051
Coastal Corp.
     10.375% due 10/01/2000                               2,670          2,670
      6.568% due 03/06/2002 (d)                           8,100          8,100
Cox Enterprises, Inc.
      7.611% due 05/01/2033 (d)                           3,500          3,498
Crompton Corp.
      7.653% due 03/07/2001 (d)                           1,700          1,700
Kroger Co.
      7.661% due 10/01/2010 (d)                             500            501
Northwest Airlines, Inc.
      8.072% due 10/01/2019                              15,000         15,414
Occidental Petroleum
      7.360% due 10/03/2008 (d)                           1,800          1,798
Petroleos Mexicanos
      8.314% due 07/15/2005 (d)                           4,700          4,712
Staples, Inc.
      7.540% due 11/26/2001 (d)                           9,000          9,001
TCI Communications, Inc.
      7.360% due 03/11/2003 (d)                           1,000          1,001
Union Pacific Corp.
      7.327% due 07/01/2002 (d)                          10,000         10,012
Williams Communications Group, Inc.
      6.596% due 11/15/2001 (d)                           2,600          2,602
                                                                    ------------
                                                                        74,300
                                                                    ============
Utilities 3.6%
Arizona Public Service
      7.440% due 10/15/2001 (d)                           2,800          2,800
Central Power & Light Co.
      7.140% due 02/22/2002 (d)                           5,000          4,999
Dominion Resources, Inc.
      7.600% due 07/15/2003                               5,000          5,054
El Paso Energy Corp.
      6.931% due 07/15/2001 (d)                           8,600          8,605
Entergy Gulf States, Inc.
      8.040% due 06/02/2003 (d)                           1,100          1,101
Hawaiian Electric Industries, Inc.
      7.783% due 04/15/2003 (d)                           3,000          3,002
Indiana Michigan Power
      7.270% due 11/22/2000 (d)                           3,750          3,752
Nabors Industries, Inc.
      0.010% due 06/20/2020                              46,000         32,086
Oneok, Inc.
      7.390% due 04/24/2002 (d)                           4,000          4,005
Public Service Enterprise Group, Inc.
      6.910% due 11/22/2000 (d)                           3,000          3,000
      7.010% due 11/22/2000 (d)                           3,500          3,501
Sierra Pacific Resources
      7.390% due 04/20/2002 (d)                          24,000         24,000
Sprint Capital Corp.
      7.010% due 06/10/2002 (d)                           1,000          1,000
System Energy Resources
      7.380% due 10/01/2000                               1,900          1,900
Texas Utilities Co.
      6.310% due 12/01/2000 (d)                          10,200         10,200
      7.315% due 06/25/2001 (d)                          16,400         16,389
      7.571% due 09/24/2001 (d)                           4,000          4,021
                                                                    ------------
                                                                       129,415
                                                                    ------------
Total Corporate Bonds & Notes                                          421,931
(Cost $419,362)                                                     ============


--------------------------------------------------------------------------------
 MUNICIPAL BONDS & NOTES 0.1%
--------------------------------------------------------------------------------

Louisiana 0.1%
Louisiana Housing Finance Agency Mortgage Revenue,
(GNMA Insured), Series 2000 7.330% due 12/01/2030         5,000          5,000
                                                                    ------------
Total Municipal Bonds & Notes                                            5,000
(Cost $5,000)                                                       ============

                               2000 Semi-Annual Report See accompanying notes 25

Mortgage Portfolio
September 30, 2000 (Unaudited)
                                                      Principal
                                                         Amount          Value
                                                         (000s)         (000s)
--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES 0.3%
--------------------------------------------------------------------------------

Federal Home Loan Bank
      6.750% due 08/27/2013                          $    1,000     $      931
      6.500% due 10/07/2013                                 500            458
      6.100% due 10/28/2013                               1,000            892
      6.375% due 11/05/2013                                 500            454
      6.320% due 11/05/2013                                 500            452
      6.500% due 11/18/2013                                 500            458
      6.500% due 01/06/2014                                 500            457
      6.330% due 01/07/2014                               1,000            904
      6.515% due 02/24/2014                                 500            457
Small Business Administration
      8.000% due 07/01/2014                               3,810          3,921
                                                                    ------------
Total U.S. Government Agencies                                           9,384
(Cost $9,245)                                                       ============


--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 5.0%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities (h)
      3.625% due 07/15/2002 (b)                          14,911         14,907
U.S. Treasury Bonds
      6.000% due 02/15/2026 (g)                         149,500        148,146
U.S. Treasury Notes
      5.750% due 08/15/2010                              16,600         16,654
U.S. Treasury Strips
      0.000% due 02/15/2015                               1,400            583
                                                                    ------------
Total U.S. Treasury Obligations                                        180,290
(Cost $180,648)                                                     ============


--------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 147.7%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 37.5%
ABN AMRO Mortgage Corp.
      6.750% due 09/25/2028                               8,142          7,671
      6.500% due 06/25/2029                               2,100          1,929
Aetna Commercial Trust
      7.100% due 12/26/2030                               4,000          3,981
Allied Capital Commercial Mortgage Trust
      6.310% due 09/25/2003                                 103            101
American Southwest Financial Securities Corp.
      7.248% due 11/25/2038                               1,684          1,634
Banc of America Funding Corp.
      7.070% due 05/12/2005 (d)                          29,500         29,500
      6.750% due 11/20/2032                              20,000         18,911
Bank of America Mortgage Securities, Inc.
      6.250% due 07/25/2014                               2,747          2,608
      6.650% due 07/25/2028                                 741            735
      6.500% due 05/25/2029                               1,000            918
      7.750% due 10/25/2030                              11,010         10,443
Bayview Financial Revolving Mortgage
      7.110% due 08/25/2029 (d)                          17,600         17,600
      7.920% due 08/25/2029 (d)                           4,300          4,229
Bear Stearns Mortgage Securities, Inc.
      6.980% due 06/26/0403 (d)                           2,067          2,041
      7.062% due 05/25/2023 (d)                           2,122          2,074
      6.500% due 12/28/2023                               5,200          4,748
      6.350% due 08/25/2024                                 289            288
      7.000% due 08/25/2024                               1,000            985
      7.000% due 01/25/2028                              13,886         13,365
      7.000% due 02/25/2028                               2,500          2,406
      6.200% due 03/25/2028                               2,500          2,469
CDC Depositor Trust I
      7.051% due 01/15/2003 (d)                           3,522          3,509
Cendant Mortgage Corp.
      6.750% due 05/18/2012 (d)                           8,350          8,180
      7.250% due 04/18/2013 (d)                          12,074         12,040
      7.250% due 05/18/2013 (d)                           7,350          7,297
      6.500% due 01/15/2016                               1,283          1,263
      7.500% due 06/18/2030 (d)                           6,000          5,839
      7.147% due 06/30/2030 (d)                           7,465          7,465
Chase Commercial Mortgage Securities Corp.
      7.600% due 12/18/2005                               1,456          1,483
Chase Mortgage Finance Corp.
      6.750% due 11/25/2024                               1,000            883
      6.750% due 06/25/2028                               2,000          1,922
      6.500% due 07/25/2028 (d)                           1,383          1,369
      6.100% due 02/25/2029                               3,810          3,755
      6.350% due 07/25/2029                               7,654          7,578
      7.750% due 04/25/2030                               8,900          8,914
Citicorp Mortgage Securities, Inc.
      6.000% due 01/25/2009                               1,410          1,395
      6.500% due 02/25/2024 (d)                           7,958          6,649
      6.250% due 04/25/2024                              10,561         10,467
      6.250% due 08/25/2024                                 490            430
      6.500% due 03/25/2029                               2,000          1,840
      6.250% due 10/25/2029                               6,800          6,259
CMC Securities Corp. III
      6.750% due 11/25/2023                               1,741          1,729
      6.150% due 05/25/2028                               1,900          1,885
CMC Securities Corp. IV
      7.250% due 11/25/2027                               3,470          3,418
Collateralized Mortgage Securities Corp.
     10.950% due 02/01/2014                                 939            940
COMM
      6.922% due 10/16/2002 (d)                           1,184          1,183
Commercial Mortgage Asset Trust
      6.250% due 08/17/2006 (d)                           1,377          1,343
      6.640% due 09/17/2010                               3,000          2,893
Countrywide Funding Corp.
      6.000% due 05/25/2009                               1,568          1,551
      6.500% due 02/25/2024                               8,500          7,840
      6.630% due 02/25/2024                               7,300          6,882
      6.880% due 03/25/2024                               2,000          1,894
Countrywide Home Loans
      6.500% due 07/25/2013                               1,802          1,745
      6.750% due 08/25/2028                               4,084          4,052
      6.000% due 08/25/2029                                 900            888
Countrywide Mortgage Backed Securities, Inc.
      6.750% due 05/25/2024                               2,500          2,346
CS First Boston Mortgage Securities Corp.
      6.850% due 12/17/2007                              22,000         21,337
      6.960% due 06/20/2029                               4,598          4,593
      6.400% due 01/17/2035                               1,223          1,212
DLJ Commercial Mortgage Corp.
      7.377% due 09/05/2001 (d)                           3,500          3,533
DLJ Mortgage Acceptance Corp.
      7.580% due 02/12/2006 (d)                           4,800          4,862
      8.030% due 11/25/2023 (d)                             712            731
      8.625% due 10/25/2024 (d)                             670            684
      6.850% due 12/17/2027                                 265            264
DVI Business Credit Receivable
      7.298% due 10/15/2003 (d)                           6,150          6,215
Enterprise Mortgage Acceptance Co.
      6.110% due 01/15/2005                                 821            808
Fairfax Funding Trust
      6.483% due 04/02/2013                                 250            239
FDIC Remic Trust
      6.750% due 05/25/2026                                  80             80
Federal Agricultural Mortgage Corp.
      8.314% due 04/25/2030                               8,334          8,472
Federal Home Loan Mortgage Corp.
      8.000% due 09/15/2006                               1,479          1,483
      5.500% due 06/15/2016                                   1              1
      6.500% due 10/15/2016                               1,110          1,104
      5.900% due 06/15/2017                                 251            250
      5.800% due 06/15/2019                                 872            867
      6.300% due 10/15/2019                               1,383          1,371
      9.000% due 12/15/2020                                 337            348
      6.250% due 01/15/2021                                 313            306
      9.000% due 02/15/2021                               4,891          5,051
      6.000% due 04/15/2021                               9,000          8,797
      9.500% due 07/15/2021                               1,171          1,194
      7.000% due 10/15/2021                                 176            176
      7.000% due 08/15/2022                               6,635          6,268
      6.000% due 10/15/2022                                 450            432
      6.500% due 12/17/2022                                 793            761
      7.500% due 03/15/2023                               1,741          1,692

26 PIMCO Funds See accompanying notes

                                                      Principal
                                                         Amount          Value
                                                         (000s)         (000s)
--------------------------------------------------------------------------------
      7.000% due 05/15/2023                          $      300     $      276
      7.000% due 07/15/2023                                 624            566
      7.500% due 07/15/2023                               2,281          2,306
      7.000% due 07/15/2023                               2,705          2,458
      6.250% due 09/15/2023                               4,746          4,181
      6.000% due 12/15/2023                                 417            378
      6.500% due 01/15/2024                               1,372          1,198
      6.800% due 02/15/2024                               1,326          1,177
      6.500% due 03/15/2024                               1,524          1,337
      6.250% due 07/15/2024                               2,255          2,181
      8.500% due 03/15/2025                               2,122          2,208
      7.000% due 04/15/2026                               2,722          2,394
      6.250% due 11/15/2026                               2,200          2,093
      6.500% due 06/15/2027                               1,000            928
      7.022% due 02/15/2028 (d)                           5,094          5,091
      6.500% due 04/15/2028                               2,000          1,805
      6.000% due 05/15/2028                               3,200          2,739
      6.500% due 06/15/2028                               2,843          2,387
      6.500% due 08/15/2028                                 886            745
      6.500% due 10/15/2028                               2,471          2,028
      6.000% due 11/25/2028                                 542            421
      6.000% due 12/15/2028                               4,000          3,408
      6.250% due 12/15/2028                               1,975          1,625
      6.000% due 02/15/2029                               2,166          1,609
      6.500% due 03/15/2029                               8,122          6,890
      7.500% due 09/15/2029                               5,288          4,906
      7.500% due 06/15/2030                               8,151          7,779
      7.000% due 09/17/2031                               4,846          4,802
Federal National Mortgage Association
      6.270% due 09/25/2007                               3,000          2,852
      6.500% due 05/25/2008                                 500            497
      6.000% due 12/25/2008                                 138            138
      4.000% due 02/25/2009                                 800            715
      6.500% due 02/25/2009                               1,352          1,270
      6.000% due 03/25/2009                                 295            267
      6.250% due 12/25/2013                              13,708         12,770
      6.500% due 07/25/2015                               1,072          1,066
      6.500% due 04/25/2019                               1,979          1,948
      6.350% due 06/25/2020                               1,000            925
      9.000% due 06/25/2020                               3,482          3,604
      6.500% due 09/25/2020                               1,231          1,219
      6.500% due 05/25/2021                                 262            254
      6.100% due 08/25/2021                               4,065          4,007
      6.500% due 04/25/2022                                 202            196
      7.000% due 10/25/2022                               1,252          1,194
      7.800% due 10/25/2022                                 896            906
      7.500% due 03/25/2023                               1,757          1,700
      5.000% due 04/25/2023                                 230            185
      6.500% due 05/25/2023                               2,500          2,337
      6.000% due 08/25/2023                               1,483          1,266
      6.500% due 09/18/2023                               3,576          3,543
      7.500% due 09/20/2023                               2,093          2,101
      7.175% due 09/25/2023 (d)                           8,469          8,287
      7.000% due 09/25/2023                               4,890          4,367
      7.000% due 10/25/2023                                 137            127
      7.000% due 12/25/2023                                 943            854
      5.000% due 01/25/2024                                  64             64
      6.500% due 01/25/2024                               1,632          1,466
      6.500% due 02/25/2024                               2,532          2,258
      7.000% due 04/25/2024                               2,347          2,186
      6.600% due 05/18/2025                               1,256          1,216
      7.500% due 11/17/2025                                 968            956
      7.500% due 11/20/2026                               8,399          8,122
      7.000% due 11/25/2026                               2,629          2,372
      7.000% due 12/25/2026                               1,307          1,197
      7.500% due 01/18/2027                              10,285          9,873
      7.500% due 04/18/2027                               2,211          2,110
      7.000% due 12/20/2027                               2,395          2,188
      6.500% due 04/18/2028                                 514            474
      6.500% due 05/18/2028                               3,452          2,921
      6.500% due 06/25/2028                               6,000          5,521
      6.000% due 07/18/2028                               6,650          5,212
      5.000% due 11/25/2028                                 264            147
      6.290% due 02/25/2029                               1,500          1,285
      7.500% due 02/25/2030                               1,051          1,005
      8.946% due 06/25/2032                               4,581          4,853
      6.500% due 12/17/2035                              13,021         10,230
      6.390% due 05/25/2036                               1,124            959
      7.413% due 01/17/2037                                 189            185
      6.500% due 09/17/2038                               2,204          1,901
      7.368% due 01/17/2040 (d)                           4,099          3,579
      7.500% due 12/31/2049                               8,500          7,926
FFCA Secured Lending Corp.
      7.130% due 02/18/2009 (d)                             445            443
      7.850% due 05/18/2017 (d)                          16,900         16,883
First Boston Mortgage Securities Corp.
      6.750% due 09/25/2006                               1,415          1,409
First Nationwide Trust
      6.500% due 03/25/2029                               1,200          1,126
      8.000% due 10/25/2030                               2,175          2,067
General Electric Capital Mortgage Services, Inc.
      7.000% due 11/25/2007                               2,158          2,132
      6.380% due 05/25/2014                               1,021          1,016
      6.500% due 09/25/2023                               1,000            867
      6.500% due 11/25/2023                              17,000         15,955
      6.500% due 03/25/2024                                   8              7
      7.500% due 03/25/2027                               2,800          2,746
      7.000% due 10/25/2027                              10,628         10,062
      7.000% due 11/25/2027                              15,143         14,590
      6.250% due 01/25/2028                               1,422          1,415
      6.500% due 05/25/2029                                 900            829
      6.750% due 08/25/2029                               4,445          4,404
      7.750% due 04/25/2030                               2,000          1,964
General Motors Acceptance Corp.
      6.411% due 11/15/2007                               1,195          1,173
      6.700% due 03/15/2008                              19,700         19,153
GMAC Commercial Mortgage Securities, Inc.
      7.070% due 02/20/2003 (d)                           1,095          1,096
      7.000% due 09/20/2005 (d)                           4,200          4,201
      7.151% due 02/15/2008 (d)                          15,266         15,314
      6.420% due 08/15/2008                                 589            561
      6.570% due 09/15/2033                                 610            600
      6.945% due 09/15/2033                              17,500         17,251
Government Lease Trust
      4.000% due 05/18/2011                               6,300          4,729
Government National Mortgage Association
      8.000% due 11/01/2013                               3,164          3,147
      5.650% due 10/20/2018                               1,064          1,045
      7.250% due 12/16/2023                               6,084          6,104
      7.120% due 06/16/2026                               5,712          5,675
      7.000% due 07/16/2026                               1,338          1,241
      6.500% due 09/20/2028                               2,265          1,880
      6.500% due 01/20/2029                               3,342          2,773
      6.250% due 03/16/2029                               2,500          2,165
      6.500% due 03/20/2029                               2,400          2,202
      6.500% due 04/20/2029                               4,659          3,862
      6.500% due 08/20/2029                              14,263         12,047
      8.000% due 01/16/2030                               2,109          2,172
      7.120% due 02/16/2030 (d)                           2,132          2,142
      7.500% due 02/20/2030                               2,000          1,988
      8.000% due 03/20/2030                               2,000          2,098
Housing Securities, Inc.
      6.000% due 02/25/2008                                 227            225
      6.500% due 07/25/2009                                 489            482
Impac CMB Trust
      6.805% due 07/25/2028 (d)                           2,123          2,124
Independent National Mortgage Corp.
      9.071% due 01/25/2025 (d)                             214            219
J.P. Morgan Commercial Mortgage Finance Corp.
      6.898% due 04/15/2010 (d)                           1,500          1,500
      6.373% due 01/15/2030                               1,181          1,168
      6.533% due 01/15/2030                              30,000         29,318
      6.180% due 10/15/2035                                   0              0
LB Mortgage Trust
      8.396% due 01/20/2017 (d)                           3,706          3,845
LTC Commercial Mortgage
      6.029% due 05/28/2030 (d)                           1,493          1,442

                               2000 Semi-Annual Report See accompanying notes 27

Mortgage Portfolio
September 30, 2000 (Unaudited)
                                                      Principal
                                                         Amount          Value
                                                         (000s)         (000s)
--------------------------------------------------------------------------------
Mellon Residential Funding Corp.
      5.652% due 06/26/2028                          $    2,000     $    1,972
      6.200% due 06/26/2028                               1,125          1,119
      6.580% due 07/25/2029 (d)                          15,000         14,812
      6.460% due 07/25/2029 (d)                             916            912
Merrill Lynch Mortgage Investors, Inc.
      6.050% due 10/15/2008                               3,223          3,124
      6.500% due 09/28/2015                              11,566         10,550
      7.068% due 12/26/2025                                 300            300
      6.950% due 06/18/2029                               3,049          3,049
      6.220% due 02/15/2030                               1,584          1,553
Morgan Stanley Capital
      7.229% due 01/16/2006                               2,135          2,158
      6.860% due 05/15/2006 (d)                           2,177          2,172
      6.190% due 01/15/2007                               3,794          3,718
      7.460% due 02/15/2020                               5,400          5,489
      6.860% due 08/15/2023                               4,825          4,757
Morgan Stanley Capital I
      6.440% due 11/15/2002                                 133            132
      5.990% due 01/15/2028                                 207            202
Morgan Stanley, Dean Witter Capital Trust
      7.730% due 03/15/2016 (d)                          12,000         12,012
Morgan Stanley, Dean Witter, Discover and Co.
      7.520% due 07/15/2010 (d)                          27,000         27,222
Mortgage Capital Funding, Inc.
      6.325% due 10/18/2007                               1,708          1,672
NationsBanc Montgomery Funding Corp.
      6.500% due 07/25/2028                               3,000          2,763
Nationslink Funding Corp.
      6.333% due 10/22/2004                               3,094          3,049
      6.654% due 02/10/2006                              16,000         15,794
      7.181% due 12/20/2006                              23,298         23,482
      6.970% due 04/10/2007 (d)                           2,967          2,968
Nomura Depositor Trust
      6.898% due 01/15/2003 (d)                             261            261
Norwest Asset Securities Corp.
      6.500% due 03/25/2014                              31,184         30,088
      6.250% due 06/25/2014                               3,492          3,321
      7.500% due 03/25/2027                               1,166          1,163
      7.250% due 10/25/2027                               8,400          8,249
      6.250% due 08/25/2028                               1,682          1,664
      6.750% due 10/25/2028                               8,716          8,234
      6.250% due 12/25/2028                               2,000          1,801
      6.500% due 01/25/2029                               6,500          6,120
      6.100% due 02/25/2029                               5,324          5,086
      6.500% due 03/25/2029                              10,000          9,199
      6.250% due 05/25/2029                                 500            419
      6.000% due 07/25/2029                               5,600          5,290
      6.500% due 10/25/2029                                 990            912
      7.250% due 02/25/2030                               3,257          3,047
Norwest Integrated Structured Assets, Inc.
      7.000% due 06/25/2028                               3,000          2,888
      7.000% due 09/25/2029                               2,808          2,688
PaineWebber Mortgage Acceptance Corp.
      7.750% due 09/25/2030                              10,000          9,840
PHH Mortgage Services Corp.
      7.181% due 11/18/2027                               1,916          1,825
PNC Mortgage Securities Corp.
      7.000% due 12/25/2027                               5,190          4,901
      6.625% due 03/25/2028                               1,655          1,629
      6.750% due 10/25/2028                               7,362          6,738
      6.750% due 04/25/2029                                 200            188
      6.750% due 08/25/2029                               2,903          2,882
      7.250% due 10/25/2029                               2,498          2,435
Prudential Home Mortgage Securities
      6.750% due 11/25/2007                               1,431          1,422
      7.000% due 01/25/2008                                 400            396
      6.000% due 02/25/2009                              19,735         17,959
      6.600% due 08/25/2023                               2,167          2,144
      6.800% due 05/25/2024                               3,841          3,212
      8.000% due 05/25/2024                                   6              6
Prudential Securities Secured Financing Corp.
      6.105% due 11/15/2002                                 111            110
      6.955% due 06/15/2008                               3,103          3,097
      7.000% due 09/25/2020                               1,671          1,656
Residential Accredit Loans, Inc.
      7.750% due 04/25/2027                               1,033          1,031
      6.750% due 06/25/2029                               3,000          2,822
      7.750% due 03/25/2030                               3,182          3,203
Residential Asset Securitization Trust
      6.500% due 09/25/2014                               4,041          3,911
      7.500% due 09/25/2027                                  66             65
      6.750% due 03/25/2028                               2,022          2,011
      6.750% due 04/25/2028                                 486            483
      6.250% due 11/25/2028                               4,000          3,766
      6.500% due 12/25/2028                               7,625          6,906
Residential Funding Mortgage Securities I
      7.750% due 09/25/2030                               4,600          4,377
Residential Funding Mortgage Securities II
      6.500% due 02/09/2020 (d)                           5,000          5,000
      6.650% due 02/09/2028 (d)                          25,000         25,000
Residential Funding Mortgage Securities, Inc.
      6.981% due 06/25/2008                               5,600          5,578
      6.478% due 10/25/2008                                 412            409
      7.000% due 05/25/2012                               2,687          2,648
      6.500% due 12/25/2012                               9,435          9,036
      6.250% due 03/25/2014                                 936            891
      6.200% due 11/25/2023                                 157            156
      8.766% due 03/25/2025 (d)                             974            988
      7.000% due 03/25/2026                               4,626          4,514
      7.000% due 11/25/2027                               7,600          7,283
      7.000% due 12/25/2027                               2,906          2,749
      6.750% due 03/25/2028                               2,000          1,889
      6.750% due 05/25/2028                               2,170          2,019
      6.750% due 06/25/2028                               3,435          3,372
      6.250% due 11/25/2028                               6,000          5,432
      6.500% due 01/25/2029                              19,000         17,485
      6.500% due 03/25/2029                               5,000          4,656
      6.500% due 04/25/2029                               4,200          3,862
      7.500% due 11/25/2029                               3,000          2,891
Resolution Trust Corp.
      8.630% due 08/25/2023 (d)                           1,850          1,853
      7.383% due 01/25/2025 (d)                             104            103
      8.000% due 06/25/2026                               2,465          2,482
RMF Commercial Mortgage Securities, Inc.
      7.086% due 01/15/2019 (d)                           1,400          1,367
      7.100% due 11/28/2027 (d)                           1,784          1,784
Saco I, Inc.
      7.057% due 09/25/2040 (d)                             490            490
Salomon Brothers Mortgage Securities
     11.500% due 09/01/2015                                 294            296
      7.000% due 04/25/2029 (d)                           4,187          4,182
      6.920% due 06/25/2029 (d)                           1,521          1,521
      7.020% due 09/25/2029 (d)                             796            799
Sasco Floating Rate Commercial Mortgage
      7.170% due 03/25/2002 (d)                           3,714          3,683
      8.070% due 07/22/2002 (d)                           4,742          4,721
Saxon Asset Securities Trust
      7.585% due 12/25/2014                                 407            406
Securitized Asset Sales, Inc.
      6.250% due 12/25/2023                                 324            322
      7.000% due 07/25/2024                                 564            561
Starwood Asset Receivable Trust
      6.920% due 08/25/2003 (d)                           2,542          2,544
      7.620% due 01/25/2004 (d)                          20,000         19,928
      7.120% due 09/25/2022 (d)                          40,000         40,015
Starwood Commercial Mortgage Trust
      6.600% due 02/03/2009 (d)                           3,823          3,772
Structured Asset Mortgage Investments, Inc.
      6.816% due 05/25/2022 (d)                          14,663         14,337
Structured Asset Notes Transactions Ltd.
      6.650% due 08/30/2005 (d)                             995            960
Structured Asset Securities Corp.
      6.790% due 12/25/2000 (d)                             324            324
      7.375% due 09/25/2024                               1,100          1,090
      7.000% due 12/25/2027                               4,300          4,139
      6.750% due 07/25/2029                               2,702          2,669
      7.370% due 02/25/2030 (d)                           4,474          4,519

28 PIMCO Funds See accompanying notes

                                                      Principal
                                                         Amount          Value
                                                          (000s)        (000s)
--------------------------------------------------------------------------------
TMA Mortgage Funding Trust
      7.000% due 01/25/2029 (d)                      $    4,701     $    4,701
Union Planters Mortgage Finance Corp.
      6.350% due 01/25/2028                                 380            377
      6.600% due 01/25/2028                               4,000          3,936
Vendee Mortgage Trust
      7.750% due 05/15/2022                               6,134          6,194
      6.500% due 03/15/2029                               2,500          2,303
Washington Mutual, Inc.
      7.500% due 11/19/2029                               2,000          1,888
                                                                    ------------
                                                                     1,361,017
                                                                    ============
Federal Home Loan Mortgage Corporation 7.2%
      5.000% due 12/01/2001                                   1              1
      5.500% due 12/31/2099                              26,300         23,794
      6.000% due 09/01/2006-12/01/2099 (e)               63,461         59,349
      6.250% due 04/01/2003                                 131            128
      6.350% due 01/01/2028 (d)                           1,733          1,720
      6.468% due 12/01/2029 (d)                          10,630         10,801
      6.500% due 03/01/2005-04/15/2028 (e)               13,277         11,051
      6.667% due 12/01/2029 (d)                          52,138         50,267
      6.700% due 09/01/2028 (d)                           1,059          1,062
      6.706% due 11/01/2027 (d)                           1,037          1,046
      6.758% due 09/01/2027 (d)                           2,676          2,625
      6.775% due 11/01/2003                                 175            171
      6.877% due 10/01/2027 (d)                           1,103          1,085
      6.905% due 07/01/2027 (d)                           2,541          2,564
      6.973% due 12/01/2026 (d)                           1,332          1,327
      7.000% due 09/01/2006-12/01/2099 (e)               13,242         13,182
      7.228% due 10/01/2024 (d)                             809            825
      7.344% due 10/01/2023 (d)                             958            956
      7.400% due 02/01/2021                               2,902          2,895
      7.414% due 02/01/2027 (d)                           4,038          4,127
      7.431% due 06/01/2024 (d)                             384            394
      7.450% due 03/25/2022                               2,499          2,500
      7.466% due 10/01/2024 (d)                           1,198          1,196
      7.475% due 03/01/2029 (d)                           1,806          1,829
      7.499% due 03/01/2027 (d)                             536            549
      7.500% due 07/01/2009-12/01/2099 (e)               49,331         49,258
      7.679% due 09/01/2026 (d)                           3,259          3,353
      7.950% due 03/31/2030                               4,689          4,694
      8.000% due 01/01/2005-11/01/2013 (e)                  986            995
      8.250% due 06/01/2008-12/01/2008 (e)                  335            338
      8.346% due 06/01/2022 (d)                              58             60
      8.500% due 05/01/2001-12/31/2099 (e)                2,428          2,493
      9.500% due 12/01/2001-12/15/2020 (e)                3,810          3,951
     10.000% due 10/01/2005-12/01/2005 (e)                  265            272
     10.250% due 05/01/2009                                   2              3
     10.750% due 05/01/2010                                   8              8
                                                                    ------------
                                                                       260,869
                                                                    ============
Federal Housing Administration 2.6%
      1.000% due 07/01/2018-07/01/2025 (e)               40,283         39,936
      6.670% due 07/16/2038                                 295            270
      6.875% due 12/01/2016                                 715            688
      6.896% due 07/01/2020                                 912            877
      7.250% due 07/30/2039                                 634            611
      7.400% due 03/15/2019                               2,643          2,602
      7.430% due 10/01/2018-05/01/2024 (e)               28,309         28,146
      7.450% due 05/01/2021                               1,224          1,221
      7.500% due 12/01/2030-09/01/2034 (e)                2,117          2,069
      7.510% due 05/01/2040                               2,500          2,456
      7.590% due 12/01/2017                               3,930          3,947
      7.625% due 12/01/2016                                 460            462
      7.630% due 09/01/2039                               7,036          6,993
      7.750% due 01/01/2016-05/01/2028 (e)                1,334          1,329
      8.250% due 05/01/2022                               1,017          1,028
      8.530% due 02/01/2039                               3,217          3,287
                                                                    ------------
                                                                        95,922
                                                                    ============
Federal National Mortgage Association 44.1%
      1.000% due 05/01/2030 (d)                          19,738         19,659
      5.000% due 07/01/2014                               9,722          8,938
      5.500% due 12/01/2028-05/01/2029 (e)                1,188          1,073
      6.000% due 04/01/2004-10/01/2099 (e)               82,987         77,553
      6.130% due 08/01/2005                               2,986          2,892
      6.250% due 07/01/2003                                  92             91
      6.255% due 09/01/2013                               1,800          1,695
      6.262% due 02/01/2009                               4,845          4,577
      6.380% due 10/01/2018                               1,963          1,867
      6.450% due 09/01/2016                               3,921          3,747
      6.500% due 09/01/2005-06/17/2038 (e)                6,051          5,326
      6.750% due 11/01/2007                                  86             85
      6.784% due 01/01/2027 (d)                           1,823          1,806
      6.885% due 02/01/2018 (d)                           1,738          1,709
      6.981% due 06/01/2007                               1,121          1,128
      7.000% due 06/01/2003-12/01/2099 (e)               42,578         42,001
      7.039% due 01/01/2030 (d)                          12,804         12,468
      7.040% due 03/01/2007                                 218            219
      7.052% due 08/01/2009                               1,785          1,771
      7.060% due 11/01/2003                                 280            279
      7.086% due 09/01/2003                               2,887          2,887
      7.131% due 09/01/2007                               4,567          4,625
      7.235% due 10/01/2003                                 236            237
      7.250% due 01/01/2003-12/01/2022 (d)(e)               564            568
      7.310% due 07/01/2003                                 237            238
      7.339% due 12/01/2024 (d)                             969            989
      7.396% due 02/01/2027 (d)                           1,157          1,188
      7.430% due 01/25/2023                               3,519          3,494
      7.460% due 03/01/2030 (d)                          17,225         17,192
      7.500% due 10/01/2028-12/01/2099 (e)            1,235,583      1,232,553
      7.630% due 07/01/2024 (d)                             635            650
      7.727% due 11/01/2025 (d)                           1,079          1,108
      7.740% due 11/01/2025 (d)                           1,130          1,154
      7.750% due 02/01/2008                                 148            150
      7.841% due 05/01/2026 (d)                             450            465
      7.875% due 12/01/2023 (d)                           1,493          1,544
      7.896% due 01/01/2024 (d)                             106            109
      8.000% due 07/01/2007-12/01/2099 (e)              125,433        127,082
      8.014% due 03/01/2024 (d)                             210            215
      8.247% due 02/01/2024 (d)                             512            527
      8.250% due 05/01/2001                                   3              3
      8.500% due 04/01/2008-11/01/2026 (e)                  845            868
      8.750% due 04/01/2018                                  35             36
      9.000% due 11/01/2026-06/01/2027 (e)                2,123          2,212
      9.250% due 05/01/2010                                  82             85
      9.500% due 11/25/2020-04/01/2025 (e)               10,914         11,421
     10.000% due 04/01/2020                                 428            454
     15.500% due 10/01/2012                                   6              7
     15.750% due 12/01/2011                                   3              4
                                                                    ------------
                                                                     1,600,949
                                                                    ============
Government National Mortgage Association 55.5%
      1.000% due 06/20/2023-12/20/2099 (d)(e)            96,993         96,828
      5.500% due 04/20/2030-05/20/2030 (d)(e)             2,979          2,896
      6.000% due 12/15/2023-06/20/2030 (d)(e)             1,345          1,312
      6.375% due 04/20/2022-05/20/2028 (d)(e)            32,330         32,566
      6.500% due 09/15/2023-12/20/2099 (d)(e)           142,640        141,888
      6.670% due 10/15/2001                               2,705          2,663
      6.720% due 11/15/2000                               2,334          2,203
      6.750% due 07/20/2020-09/20/2027 (d)(e)            89,042         89,846
      7.000% due 04/20/2017-12/20/2099 (d)(e)           243,743        243,926
      7.125% due 12/20/2018-10/20/2027 (d)(e)            86,388         87,038
      7.140% due 02/16/2030 (d)                           1,522          1,526
      7.250% due 02/15/2001                              10,340         10,344
      7.270% due 02/16/2030 (d)                           3,752          3,756
      7.375% due 03/20/2021-06/20/2027 (d)(e)            23,530         23,720
      7.500% due 03/15/2001-12/20/2099 (d)(e)            74,364         74,353
      7.700% due 06/15/2001                               2,386          2,379
      7.750% due 10/15/2025-11/15/2025 (e)                  790            796
      8.000% due 09/15/2005-12/20/2099 (e)              729,585        741,928
      8.250% due 07/15/2008                                 237            243
      8.500% due 12/31/2099                             427,800        437,667
      9.000% due 09/15/2006-08/20/2030 (e)               12,324         12,723
      9.500% due 09/15/2009-12/15/2021 (e)                2,707          2,853
     11.000% due 07/15/2010                                  20             22
                                                                    ------------
                                                                     2,013,476
                                                                    ============

                               2000 Semi-Annual Report See accompanying notes 29

Mortgage Portfolio
September 30, 2000 (Unaudited)

                                            Principal
                                               Amount         Value
                                               (000s)        (000s)
--------------------------------------------------------------------
Other Mortgage-Backed Securities 0.6%
Federal Home Loan Mortgage Corp.
         10.000% due 07/01/2005           $        96  $          97
          6.216% due 08/15/2032 (d)            11,569         11,354
Guardian Savings & Loan Assn.
          8.217% due 07/25/2019 (d)               100             98
Salomon Brothers Mortgage Securities
          8.046% due 11/25/2022 (d)               406            408
Sasco Floating Rate Commercial Mortgage
          7.023% due 11/20/2001 (d)             3,803          3,809
Securitized Asset Sales, Inc.
          8.489% due 12/26/2023 (d)               143            144
Structured Asset Mortgage Investments,
Inc.
          7.242% due 02/25/2030 (d)             5,903          5,804
                                                           ---------
                                                              21,714
                                                           =========
Stripped Mortgage-Backed Securities 0.2%
Bear Stearns Mortgage Securities, Inc.
(IO)
          7.000% due 08/25/2024                   331             27
Chase Mortgage Finance Corp. (PO)
          0.000% due 01/25/2030                   115             56
Collateralized Mortgage Obligation Trust
(PO)
          0.000% due 09/23/2017                    50             41
Federal Home Loan Mortgage Corp. (IO)
          6.000% due 01/15/2006                   100              1
          6.500% due 07/15/2006                   323             18
          6.500% due 08/15/2006                    67              1
          6.500% due 11/15/2006                   232              2
       1088.940% due 03/15/2007                     3             28
          6.500% due 05/15/2007                   227             15
          6.500% due 07/15/2007                   536             22
       1170.443% due 07/15/2018                     6             52
          7.000% due 08/15/2018                 1,507            102
          7.500% due 08/15/2018                    38              0
          6.500% due 01/15/2023                 1,652            214
          7.000% due 10/25/2023                 1,633            356
          1.487% due 12/15/2023 (d)             2,189             66
Federal National Mortgage Association
(IO)
        727.220% due 09/25/2006                    12             67
          6.500% due 02/25/2007                   386             20
          7.000% due 04/25/2008                   764            102
          6.000% due 07/25/2008                   103              2
          7.000% due 04/25/2019                 3,368            208
          6.500% due 05/25/2019                 3,492            250
          7.000% due 08/25/2019                   519             36
          6.500% due 03/25/2020                   846             59
          6.500% due 08/25/2020                   153             11
        839.670% due 08/25/2020                     2             33
          6.500% due 09/25/2021                   606             66
          6.500% due 03/25/2022                 2,385            243
Federal National Mortgage Association
(PO)
          0.000% due 06/25/2022                    33             32
          0.000% due 08/25/2022                   255            191
          0.000% due 04/25/2023                 4,360          1,847
Government National Mortgage Association (PO)
          0.000% due 02/26/2019                   883            817
Merrill Lynch Mortgage Investors, Inc.
(IO)
          1.000% due 04/25/2028 (d)            38,333          1,639
                                                           ---------
                                                               6,624
                                                           ---------
Total Mortgage-Backed Securities                           5,360,571
(Cost $5,312,022)

--------------------------------------------------------------------
ASSET-BACKED SECURITIES 27.0%
--------------------------------------------------------------------
Aames Mortgage Trust
   7.018% due 07/15/2029 (d)                    5,955          5,968
   7.076% due 10/15/2029 (d)                    2,094          2,098
ABFS Equipment Contract Trust
   6.100% due 10/15/2005                          196            194
ABSC Long Beach Home Equity Loan Trust
   7.727% due 06/21/2030 (d)                   15,287         15,287
Advanta Mortgage Loan Trust
   7.570% due 05/25/2027                        3,342          3,329
   6.995% due 11/25/2029 (d)                      911            912
   8.250% due 08/25/2030                       10,000         10,243
Aerco Ltd.
   7.081% due 07/15/2025 (d)                    2,800          2,800
AESOP Funding LLC
   6.870% due 11/20/2006 (d)                   10,000         10,000
AFC Home Equity Loan Trust
   7.030% due 06/24/2029 (d)                    7,916          7,946
American Residential Eagle Trust
   6.970% due 04/25/2029 (d)                    1,172          1,178
Americredit Automobile Receivable
Trust
   5.304% due 10/12/2002                        3,729          3,717
   7.100% due 09/05/2006 (d)                    1,000          1,003
Ameriquest Mortgage Securities, Inc.
   6.918% due 07/15/2030 (d)                    5,742          5,753
Amresco Residential Securities Mortgage Loan Trust
   6.820% due 10/25/2027 (d)                      640            640
Arcadia Automobile Receivables Trust
   6.300% due 07/15/2003                        4,700          4,681
Argentina Funding Corp.
   6.890% due 05/20/2003 (d)                    1,000          1,003
Associates Manufactured Housing
   7.000% due 03/15/2027                           72             72
Banc One Auto Grantor Trust
   6.290% due 07/20/2004                        1,946          1,938
Banc One Home Equity Trust
   6.460% due 06/25/2029                          844            840
Bayview Financial Acquisition Trust
   7.220% due 11/25/2029 (d)                    1,091          1,091
   6.990% due 02/25/2030 (d)                    7,697          7,654
   7.291% due 07/25/2030 (d)                   25,098         25,052
Block Mortgage Finance, Inc.
   7.049% due 04/25/2014                        2,150          2,142
   7.122% due 08/25/2022                        1,862          1,856
   7.061% due 12/25/2028 (d)                    2,300          2,304
Bridgestone/Firestone Master Trust
   6.170% due 07/01/2003                          443            443
Capital Asset Research Funding LP
   6.400% due 12/15/2004                        1,598          1,615
   5.905% due 12/15/2005                        2,082          2,065
Captec Franchise Trust
   7.892% due 10/15/2010                        5,751          5,870
Case Equipment Loan Trust
   5.810% due 05/15/2003                          239            239
Centex Home Equity
   7.990% due 10/25/2030                       14,840         14,907
   7.540% due 10/25/2030                       29,000         29,099
Centrex Auto Trust
   6.150% due 09/15/2004                        1,709          1,698
Chase Funding Mortgage Loan
   7.170% due 10/25/2030 (d)                   15,000         15,000
Chase Loan Obligations Trust
   6.888% due 02/15/2006 (d)                    1,000          1,001
Chase Manhattan Grantor Trust
   6.610% due 09/15/2002                          401            401
Chevy Chase Auto Receivables Trust
   6.200% due 03/20/2004                        1,107          1,102
Circuit City Credit Card Master Trust
   6.625% due 08/15/2005                        2,000          2,001
   6.851% due 02/15/2006 (d)                    4,000          4,010
CIT Equipment Collateral
   7.520% due 07/20/2011                        6,000          6,001
CNL Funding
   7.721% due 08/25/2009                       23,630         23,957
Commercial Mortgage Acceptance Corp.
   5.800% due 03/15/2006                          228            220
Community Program Loan Trust
   4.500% due 10/01/2018                       25,097         22,746
Conseco Finance
   7.118% due 02/15/2031 (d)                    1,000          1,001
Conseco Finance Lease LLC
   7.880% due 08/20/2005                       12,967         12,981
   8.560% due 07/20/2008                       19,091         19,186
Conseco Finance Securitizations Corp.
   1.000% due 10/01/2030                        1,700          1,699
   7.038% due 10/15/2030 (d)                    2,589          2,580

30 PIMCO Funds See accompanying notes

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------
   8.410% due 10/15/2031                   $   11,000   $     11,439
   8.850% due 12/01/2031                       22,995         24,221
   0.000% due 02/01/2032                       40,000         40,156
   7.970% due 05/01/2032                       13,800         13,992
   8.310% due 05/01/2032                       25,000         25,456
Contimortgage Home Equity Loan Trust
   5.870% due 09/15/2008                          812            801
   6.791% due 10/15/2012 (d)                      389            389
   6.020% due 01/25/2014                        1,162          1,156
   6.420% due 04/25/2014                          869            865
   6.770% due 01/25/2018                        2,000          1,985
   6.761% due 06/15/2028 (d)                    1,820          1,818
   6.831% due 08/15/2028 (d)                      149            149
Copelco Capital Funding Corp.
   5.780% due 08/15/2001                           63             63
   6.340% due 07/20/2004                           26             26
Cross Country Master Credit
   7.121% due 06/15/2006                        1,900          1,900
CS First Boston Mortgage Securities Corp.
   7.590% due 07/25/2026                        8,700          8,771
Delta Funding Home Equity Loan Trust
   7.036% due 09/15/2029 (d)                      880            883
   6.280% due 05/25/2030                          516            513
Denver Arena Trust
   6.940% due 11/15/2019                        6,817          6,211
Embarcadero Aircraft Securitization Trust
   7.100% due 08/15/2025 (d)                   20,000         20,000
   7.720% due 08/15/2025 (d)                   10,000         10,000
EQCC Home Equity Loan Trust
   6.050% due 02/25/2010                        1,596          1,587
   5.770% due 05/20/2010                          499            497
   6.781% due 10/15/2027 (d)                      841            840
Felco Funding LLC
   5.980% due 09/15/2001                          114            115
Fingerhut Master Trust
   7.451% due 02/15/2005 (d)                    7,400          7,382
First Plus Home Loan Trust
   6.040% due 10/10/2013                           90             90
   6.860% due 10/10/2013                        2,355          2,353
   6.870% due 08/10/2014                        5,992          5,983
   6.950% due 10/10/2022                        3,500          3,368
First USA Credit Card Master Trust
   7.042% due 02/18/2004 (d)                    3,500          3,493
FMAC Loan Receivables Trust
   1.000% due 12/15/2019                        1,449          1,420
   6.729% due 12/15/2019                        2,700          2,534
Ford Credit Auto Owner Trust
   5.770% due 11/15/2001                        7,718          7,710
Ford Motor Credit Corp.
   5.500% due 02/15/2003                          250            249
GMAC Mortgage Corp.
   7.950% due 03/25/2030                        4,691          4,394
Government Lease Trust
   5.860% due 04/18/2003                        1,674          1,647
Government National Mortgage Association
   7.896% due 06/20/2032                       20,000         20,047
   1.000% due 06/20/2032 (d)                    5,000          5,000
Green Tree Financial Corp.
   6.600% due 01/15/2019                        2,615          2,602
   9.100% due 04/15/2020                       11,468         11,603
   8.400% due 06/15/2025                          185            186
   6.420% due 11/15/2028                        1,386          1,383
   6.470% due 01/15/2029                          198            198
   6.650% due 02/15/2029                        2,496          2,491
   6.970% due 04/01/2031                        7,000          6,996
   7.860% due 04/01/2031                        1,100          1,061
Green Tree Floorplan Receivables Master Trust
   6.980% due 11/13/2003 (d)                    2,500          2,505
Green Tree Home Equity Loan Trust
   5.590% due 02/15/2013                          359            359
   7.180% due 07/15/2030                        7,925          7,817
   7.610% due 09/15/2030                        8,000          8,165
   6.290% due 09/15/2030                        7,345          7,337
Green Tree Home Improvement Loan Trust
   5.940% due 06/15/2029                           40             40
   5.960% due 08/15/2029                        1,905          1,904
   6.788% due 08/15/2029 (d)                      821            821
Green Tree Lease Finance
   6.170% due 09/20/2005                           54             54
Green Tree Recreational Equipment
   6.430% due 04/17/2006                        2,156          2,153
Greenpoint Manufactured Housing
   6.750% due 04/15/2011                       10,613         10,575
Greenwich
   6.715% due 02/01/2009                        1,379          1,320
Honda Auto Lease Trust
   5.875% due 10/15/2001                          530            530
Ikon Receivables LLC
   6.808% due 03/15/2004 (d)                    4,000          4,004
IMC Home Equity Loan Trust
   7.110% due 08/25/2014                        3,580          3,564
   6.410% due 04/20/2018                        1,577          1,568
   6.880% due 11/20/2028                       10,000          9,899
Irwin Home Equity
   7.520% due 06/25/2021 (d)                    4,000          4,000
   7.960% due 04/25/2026                        9,000          9,045
Long Beach Acceptance Auto Grantor Trust
   6.190% due 01/25/2004                        1,000            989
Long Beach Home Equity Loan Trust
   7.220% due 08/31/2030                       24,000         24,000
Mellon Auto Grantor Trust
   5.460% due 10/17/2005                        1,613          1,593
Metris Master Trust
   7.270% due 04/20/2006 (d)                    3,200          3,216
Metropolitan Asset Funding, Inc.
   7.080% due 04/25/2029 (d)                    1,953          1,934
   6.913% due 12/25/2029 (d)                   12,065         12,065
Mid-State Trust
   8.330% due 04/01/2030                        5,142          5,302
   7.791% due 03/15/2038                        1,914          1,944
MLCC Mortgage Investors, Inc.
   7.001% due 03/15/2025 (d)                    2,489          2,499
New York City Tax Lien
   6.460% due 05/25/2005                           45             45
   6.650% due 05/25/2005                           17             17
   5.930% due 07/25/2006                          799            782
Oakwood Mortgage Investors, Inc.
   7.500% due 01/15/2021                        1,000            963
   6.650% due 05/15/2027                        1,158          1,154
Ocwen Mortgage Loan
   6.935% due 10/25/2029 (d)                    2,809          2,811
   7.300% due 03/25/2031 (d)                   12,504         12,513
Onyx Acceptance Grantor Trust
   6.300% due 05/15/2004                        3,190          3,182
Option One Mortgage Loan Trust
   7.187% due 02/25/2029 (d)                   13,120         13,136
   6.020% due 05/25/2029                          600            586
Pacific Southwest Bank
   6.060% due 06/15/2002                          408            406
PacificAmerica Home Equity Loan
   6.790% due 06/26/2028 (d)                    1,514          1,512
Peco Energy Transition Trust
   5.480% due 03/01/2003                          493            490
Pegasus Aviation Lease Securitization
   7.245% due 03/01/2015 (d)                   29,200         29,209
PP&L Transition Bond Co. LLC
   6.080% due 03/25/2003                        1,211          1,207
   6.410% due 12/26/2003                        1,900          1,889
Residential Asset Mortgage Products, Inc.
   8.360% due 06/25/2030                       22,728         23,225
   8.000% due 09/25/2030                       24,150         24,263
Residential Asset Securities Corp.
   7.615% due 12/25/2014                        6,159          6,153
   8.000% due 10/25/2024 (d)                    1,082          1,088
Residential Funding Mortgage
Securities II
   7.850% due 12/25/2024                        7,000          7,056
   7.980% due 09/25/2025                       15,999         16,134

                               2000 Semi-Annual Report See accompanying notes 31

Mortgage Portfolio
September 30, 2000 (Unaudited)

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
-------------------------------------------------------------------------------
Residential Mortgage Loan Trust
     7.375% due 09/25/2029 (d)                         $   6,960      $   7,020
Ryder Vehicle Lease Trust
     6.430% due 01/15/2003                                 7,288          7,275
Salomon Brothers Mortgage Securities
     7.325% due 09/25/2027 (d)                             3,000          3,010
     6.930% due 08/25/2028                                 2,572          2,474
     7.320% due 01/25/2029 (d)                            35,476         35,498
     6.970% due 07/25/2029 (d)                             1,423          1,425
     7.038% due 11/15/2029 (d)                            16,697         16,739
     8.118% due 11/15/2029 (d)                            17,600         18,073
     7.198% due 11/15/2029 (d)                             2,000          2,000
     6.960% due 02/25/2030 (d)                             3,479          3,488
Saxon Asset Securities Trust
     6.920% due 02/25/2029 (d)                               575            575
     6.850% due 05/25/2029 (d)                             1,860          1,862
Sears Credit Account Master Trust
     7.000% due 10/15/2004                                    33             33
SLM Student Loan Trust
     7.210% due 07/25/2016 (d)                            17,907         17,907
Southern Pacific Secured Assets Corp.
     6.790% due 07/25/2029 (d)                             1,793          1,783
Student Loan Marketing Assn.
     6.646% due 04/25/2004 (d)                             1,286          1,285
     6.771% due 07/25/2004 (d)                               561            560
The Money Store Home Equity Trust
     7.550% due 02/15/2020                                 1,157          1,156
     7.600% due 07/15/2021                                 1,528          1,529
     6.345% due 11/15/2021                                   360            358
     6.490% due 10/15/2026                                 9,895          9,851
     6.771% due 08/15/2029 (d)                               774            775
The Money Store Residential Trust
     6.215% due 02/15/2011                                   857            855
United Panama Mortgage Loan
     6.940% due 04/25/2030 (d)                             3,674          3,682
WFS Financial Owner Trust
     6.411% due 07/20/2002                                 4,066          4,063
     6.150% due 09/20/2002                                   632            632
     6.900% due 12/20/2003                                   652            653
     6.920% due 01/20/2004                                   800            802
WMC Mortgage Loan
     6.830% due 03/20/2028 (d)                               390            390
     6.790% due 06/20/2028 (d)                               520            519
                                                                    -----------
Total Asset-Backed Securities                                           978,841
(Cost $971,720)                                                     ===========


-------------------------------------------------------------------------------
 PURCHASED CALL OPTIONS 0.0%
-------------------------------------------------------------------------------
U.S. Treasury Bond (OTC) 6.250% due 05/15/2030
     Strike @ 107.63 Exp. 11/08/2000                     100,000            402
U.S. Treasury Notes March Futures (CBOT)
     Strike @ 108.00 Exp. 02/17/2001                     500,000             78
                                                                    -----------
Total Purchased Call Options                                                480
(Cost $2,498)                                                       ===========


-------------------------------------------------------------------------------
 PURCHASED PUT OPTIONS 0.0%
-------------------------------------------------------------------------------
Federal National Mortgage Association (OTC)
     7.500% due 11/13/2030
     Strike @ 93.36 Exp. 11/06/2000                      275,000              4
                                                                    -----------
Total Purchased Put Options                                                   4
(Cost $43)                                                          ===========

-------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS  2.4%
-------------------------------------------------------------------------------
Commercial Paper 2.4% CDC
     6.570% due 11/29/2000                                32,600         32,255
Detroit Edison Co.
     7.040% due 01/29/2001                                 4,000          3,996
Federal Home Loan Mortgage Corp.
     6.440% due 10/12/2000                                 1,800          1,797
Ingersoll-Rand Co.
     6.740% due 11/15/2000                                 6,200          6,149
International Paper Co.
     6.710% due 11/30/2000                                18,400         18,198
Motorola, Inc.
     6.480% due 12/26/2000                                 3,200          3,151
Verizon Global Funding
     6.510% due 12/01/2000                                12,000         11,870
     6.490% due 12/19/2000                                11,200         11,043
                                                                    -----------
                                                                         88,459
                                                                    ===========
U.S. Treasury Bills (b) 0.0%
     5.925% due 02/01/2001                                 1,385          1,357
                                                                    -----------

Total Short-Term Instruments                                             89,816
(Cost $89,816)                                                      ===========


Total Investments (a) 194.1%                                        $ 7,046,317
(Cost $6,990,354)

Written Options (c) (0.0%)                                               (1,353)
(Premiums $2,363)

Other Assets and Liabilities (Net) (94.1%)                           (3,415,768)
                                                                    -----------

Net Assets 100.0%                                                   $ 3,629,196
                                                                    ===========


Notes to Schedule of Investments (amounts in thousands):

(a ) At September 30, 2000, the net unrealized appreciation (depreciation) of investments based on co st for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $    61,511

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (5,548)
                                                                    -----------

Unrealized appreciation-net                                         $    55,963
                                                                    ===========
(b) Securities with an aggregate market value of $9,327 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                           # of      Unrealized
Type                                                  Contracts   (Depreciation)
-------------------------------------------------------------------------------
Eurodollar September Futures (09/2001)                    1,500     $    (2,143)
U.S. Treasury 5 Year Note (12/2000)                       7,220          (4,150)
U.S. Treasury 10 Year Note (12/2000)                         41              (3)
                                                                    -----------
                                                                    $    (6,296)
                                                                    ===========

(c) Premiums received on written options:

                                                # of
Type                                       Contracts    Premium           Value
-------------------------------------------------------------------------------
Call - OTC U.S. Treasury Note
   Strike @ 104.34 Exp. 11/08/2000       189,000,000  $   2,363     $     1,353
                                                      -------------------------

(d) Variable rate security. The rate listed is as of September 30, 2000.

32 PIMCO Funds See accompanying notes

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Swap agreements outstanding at September 30, 2000:

                                                       Notional      Unrealized
Type                                                     Amount  (Depreciation)
-------------------------------------------------------------------------------
Receive floating rate based on 3-month
LIBOR plus 0.500% and pay a fixed rate
equal to 7.600%.

Broker: Lehman Brothers
Exp. 07/15/2003                                     $     5,000    $       (51)

Receive floating rate based on 3-month LIBOR plus 1.000% and pay to the counterparty the notional amount of $15,000 in exchange for shares of Nabors Industries, Inc. due 6/20/2020 when the convertible debentures mature.

Broker: Morgan Stanley
Exp. 06/20/2003                                           9,126             (4)

Receive floating rate based on 3-month LIBOR plus 1.100% and pay a fixed rate equal to 0.000%.

Broker: Bear Stearns
Exp. 06/20/2003                                          20,321            (62)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 7.206%.

Broker: Goldman Sachs
Exp. 02/01/2006                                         245,600         (4,787)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 7.012%.

Broker: Morgan Stanley
Exp. 08/08/2005                                         155,200         (1,770)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 7.007%.

Broker: Bank of America
Exp. 08/22/2005                                        250,000          (2,725)
                                                                  ------------
                                                                  $     (9,399)
                                                                  ============


                                                          Fixed
                                       Spread          Notional      Unrealized
Type                                      (%)            Amount    Appreciation
-------------------------------------------------------------------------------
Receive the 30-year Swap Spread and pay a fixed spread.
The 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                         1.085       $     8,000    $          8

Receive the 10-year Swap Spread and pay a fixed spread.
The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                         0.868            13,000             131
                                                                   ------------
                                                                   $        139
                                                                   ============
(g) Subject to financing transaction.

(h) Principal amount of the security is adjusted for inflation.

(i) Reverse repurchase agreements were entered into on various days paying various interest rates. The following securities were segregated with collateral for reverse repurchase agreements:

Type                                                      Maturity        Value
--------------------------------------------------------------------------------
Entered into on September 26, 2000 paying interest at 6.520%
Government National Mortgage Assn. 7.000%               07/20/2030 $    138,563
Government National Mortgage Assn. 7.000%               05/20/2030       28,789
Government National Mortgage Assn. 7.000%               06/20/2030       62,512

Entered into on September 27, 2000 paying interest at 6.540%
Government National Mortgage Assn. 6.500%               05/20/2030       44,817
Government National Mortgage Assn. 6.500%               04/20/2030       66,250
                                                                   ------------
                                                                   $    340,931
                                                                   ============

                               2000 Semi-Annual Report See accompanying notes 33

Schedule of Investments

Real Return Bond Portfolio
September 30, 2000 (Unaudited)

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 33.9%
--------------------------------------------------------------------------------
Banking & Finance 26.6%
Allstate Financial Global Funding
  7.125% due 09/26/2005                   $     2,500   $      2,501
Associates Corp. of North America
  6.960% due 05/08/2003 (d)                       500            500
Bank One Corp.
  6.798% due 05/07/2002 (d)                     1,000          1,001
Bankers Trust Corp.
  6.818% due 05/11/2003 (d)                     1,000          1,000
Bear Stearns Co., Inc.
  7.125% due 03/28/2003 (d)                     2,000          2,000
Countrywide Home Loan
  6.810% due 03/22/2002 (d)                     3,000          3,000
Dime Bancorp, Inc.
  7.000% due 07/25/2001                         4,500          4,480
First Union Corp.
  7.550% due 08/18/2005                         5,000          5,065
Ford Motor Credit Corp.
  7.051% due 06/20/2003 (d)                     3,500          3,502
  6.780% due 08/27/2006 (d)                     1,000          1,000
General Motors Acceptance Corp.
  7.015% due 07/21/2003 (d)                     3,000          2,996
Morgan Stanley, Dean Witter, Discover and Co.
  6.500% due 01/28/2002 (d)                     1,000          1,002
National Australia Bank Ltd.
  7.315% due 05/19/2010 (d)                       200            202
Prudential Funding Corp.
  6.375% due 07/23/2006                         1,000            951
Qwest Capital Funding, Inc.
  7.245% due 07/08/2002 (d)                     3,000          3,003
Salomon, Smith Barney Holdings
  3.650% due 02/14/2002 (d)                     5,223          5,165
                                                        ------------
                                                              37,368
                                                        ============
Industrials 4.3%
Enron Corp.
  7.110% due 09/10/2001 (d)                       500            500
Petroleos Mexicanos
  9.500% due 09/15/2027                         1,500          1,549
Sprint Capital Corp.
  7.147% due 06/10/2002 (d)                       250            250
TRW, Inc.
  7.090% due 03/25/2002 (d)                     3,000          2,998
Vodafone AirTouch PLC
  6.860% due 12/19/2001 (d)                       250            250
Waste Management, Inc.
  7.100% due 08/01/2026                           500            483
                                                        ------------
                                                               6,030
                                                        ============
Utilities 3.0%
Appalachian Power Co.
  7.160% due 06/27/2001 (d)                     1,000          1,000
Commonwealth Edison Co.
  7.160% due 09/30/2002 (d)                     1,000          1,000
Entergy Gulf States, Inc.
  7.880% due 06/02/2003 (d)                       500            500
Scana Corp.
  7.393% due 07/15/2002 (d)                       700            701
Williams Cos., Inc.
  6.125% due 02/01/2001                         1,000            996
                                                        ------------
                                                               4,197
                                                        ------------
Total Corporate Bonds & Notes                                 47,595
(Cost $47,389)                                          ============

--------------------------------------------------------------------------------
 MUNICIPAL BONDS & NOTES 1.1%
--------------------------------------------------------------------------------
Florida 1.1%
Tampa Florida Guaranteed Entitlement Revenue,
(AMPAC Insured), 6.000% due 10/01/2004          1,515          1,567
                                                        ------------
Total Municipal Bonds & Notes                                  1,567
(Cost $1,574)                                           ============

--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES 9.0%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
  7.000% due 03/15/2010                        12,500         12,709
                                                        ------------
Total U.S. Government Agencies                                12,709
(Cost $12,430)                                          ============

--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 144.9%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (e)
  3.625% due 07/15/2002 (g)                    60,348         60,329
  3.375% due 01/15/2007 (g)                    49,832         48,197
  3.625% due 01/15/2008 (g)                    44,869         43,845
  3.875% due 01/15/2009                        12,418         12,317
  4.250% due 01/15/2010 (g)                    11,284         11,531
  3.625% due 04/15/2028                         7,768          7,385
  3.875% due 04/15/2029                        20,315         20,188
                                                        ------------
Total U.S. Treasury Obligations                              203,792
(Cost $203,145)                                         ============

--------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 1.0%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 0.7%
General Motors Acceptance Corp.
     6.920% due 06/01/2005 (d)                    996            996
                                                        ------------
                                                                 996
                                                        ============
Federal National Mortgage Association 0.3%
     8.068% due 09/01/2018 (d)                    372            384
                                                        ------------
Total Mortgage-Backed Securities                               1,380
(Cost $1,369)                                           ============

--------------------------------------------------------------------------------
 FOREIGN CURRENCY-DENOMINATED ISSUES (b)(c) 0.3%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
  4.500% due 02/15/2016                  N$     1,000            427
                                                        ------------
Total Foreign Currency-Denominated Issues                        427
(Cost $473)                                             ============

--------------------------------------------------------------------------------
 PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Inflation Protected Securities (OTC)
     3.625% due 07/15/2002
     Strike @ 96.50 Exp. 01/29/2001       $    25,000              0
                                                        ------------
Total Purchased Put Options                                        0
(Cost $8)                                               ============

--------------------------------------------------------------------------------
 CONVERTIBLE BONDS & NOTES 0.7%
--------------------------------------------------------------------------------
Industrial 0.7%
Waste Management, Inc.
  4.000% due 02/01/2002                     1,000,000            934
                                                        ------------
Total Convertible Bonds & Notes                                  934
(Cost $939)                                             ============

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 6.6%
--------------------------------------------------------------------------------
Commercial Paper 4.9%
Conagra, Inc.
  6.680% due 10/27/2000                           500            498
Dominion Resources, Inc.
  6.710% due 11/09/2000                           400            397
Edison Mission Midwest Holdings
  6.750% due 11/01/2000                           500            497
Federal Home Loan Mortgage Corp.
  6.440% due 10/12/2000                         1,500          1,497
General Electric Capital Corp.
  6.520% due 01/19/2001                         2,100          2,059
Motorola, Inc.
  6.480% due 12/26/2000                         1,100          1,083
Sprint Capital Corp.
  6.720% due 11/08/2000                           800            794
                                                         -----------
                                                               6,825
                                                         ===========
 34 PIMCO Funds See accompanying notes

                                             Principal
                                                Amount       Value
                                                (000s)      (000s)
--------------------------------------------------------------------
Repurchase Agreement 1.7%
State Street Bank
   5.850% due 10/02/2000                  $      2,494 $     2,494
   (Dated 9/29/2000. Collateralized by
   Federal Home Loan Bank 7.025% due
   03/06/2002 valued at $2,548.
   Repurchase proceeds are $2,495.)
                                                       -----------
Total Short-Term Instruments                                 9,319
(Cost $9,319)                                          ===========

Total Investments (a) 197.5%                           $   277,723
(Cost $276,646)

Other Assets and Liabilities (Net)                        (137,076)
(97.5%)                                                -----------

Net Assets 100.0%                                      $   140,647
                                                       ===========
Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                        $      1,247

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                              (170)
                                                      ------------
Unrealized appreciation-net                           $      1,077
                                                      ============
(b) Foreign forward currency contracts outstanding at September 30, 2000:

                                          Principal
                                             Amount
                            Covered by   Settlement     Unrealized
Type         Currency         Contract        Month   Appreciation
------------------------------------------------------------------

Sell               N$            1,005      10/2000    $        23
                                                       -----------
(c) Principal amount denoted in indicated currency:

     N$      - New Zealand Dollar

(d) Variable rate security. The rate listed is as of September
30, 2000.

(e) Principal amount of the security is adjusted for inflation.

(f) Swap agreements outstanding at September 30, 2000:

                                           Notional     Unrealized
Type                                         Amount  (Depreciation)
------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 7.005%.

Broker: Goldman Sachs
Exp. 08/17/2005                       $      5,000     $       (54)
                                                       -----------
(g) Subject to financing transaction.

                               2000 Semi-Annual Report See accompanying notes 35

Schedule of Investments

Investment Grade Portfolio
September 30, 2000 (Unaudited)

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 92.6%
--------------------------------------------------------------------------------
   Banking & Finance 42.1%
   Ahmanson & Co.
     8.250% due 10/01/2002                 $      600    $       611
   Allstate Corp.
     7.875% due 05/01/2005                      2,400          2,476
   Amerco, Inc.
     7.200% due 04/01/2002                      1,000            960
   Aristar, Inc.
     7.375% due 09/01/2004                      1,800          1,798
   AT&T Capital Corp.
     6.580% due 04/23/2002 (d)                  5,400          5,415
   Bank of America Corp.
     6.875% due 02/15/2005                        605            601
     7.125% due 09/15/2006                      2,000          2,002
     9.375% due 09/15/2009                        300            331
   Bank of Tokyo - Mitsubishi
     8.400% due 04/15/2010                      2,000          2,039
   Bear Stearns Co., Inc.
     6.125% due 02/01/2003                      2,000          1,961
     7.125% due 03/28/2003 (d)                  2,000          2,000
     7.058% due 05/16/2003 (d)                  3,000          2,995
     6.150% due 03/02/2004                      2,300          2,230
   Beneficial Corp.
     8.400% due 05/15/2008                        140            144
   Bombardier Capital, Inc.
     7.500% due 08/15/2004                      7,300          7,348
   Capital One Bank
     6.760% due 07/23/2002                        800            793
   CIT Group, Inc.
     7.125% due 10/15/2004                      2,500          2,496
   Credit Asset Receivable
     6.274% due 10/31/2003                        383            378
   Deutsche Bank Capital Trust
     8.080% due 12/22/2049                      2,000          1,996
   Diageo Capital PLC
     6.625% due 06/24/2004                      2,000          1,979
   Duke Capital Corp.
     7.250% due 10/01/2004                        700            705
   Export-Import Bank Korea
     7.100% due 03/15/2007                      2,000          1,985
   Federal Home Loan Bank
     6.530% due 12/30/2013                      1,000            916
   Finova Capital Corp.
     6.080% due 03/12/2002                      1,750          1,416
   First Security Corp.
     5.875% due 11/01/2003                      1,000            969
   First Union National Bank
     7.800% due 08/18/2010                      9,000          9,084
   Fleet Boston Financial Corp.
     7.250% due 09/15/2005                      2,900          2,923
   Ford Motor Credit Corp.
     6.125% due 04/28/2003                      2,400          2,348
     5.750% due 02/23/2004                      2,500          2,387
     6.700% due 07/16/2004                      1,100          1,078
     7.500% due 03/15/2005                      8,100          8,151
     6.750% due 05/15/2005                      1,000            977
     7.375% due 10/28/2009                      2,500          2,451
   General Motors Acceptance Corp.
     9.625% due 12/15/2001                        300            309
     6.837% due 04/29/2002 (d)                  2,334          2,335
     6.880% due 02/14/2003 (d)                  4,000          3,994
     7.020% due 04/05/2004 (d)                  5,300          5,293
     7.625% due 06/15/2004                      1,500          1,524
     6.850% due 06/17/2004                      3,000          2,974
     7.500% due 07/15/2005                      3,250          3,296
   Goldman Sachs Group
     5.900% due 01/15/2003                      1,000            975
     7.240% due 12/01/2004 (d)                  2,000          1,998
     7.625% due 08/17/2005                      7,100          7,249
   Heller Financial, Inc.
     7.125% due 09/28/2004                      4,900          4,852
   Household Finance Corp.
     7.000% due 08/01/2003                      3,300          3,291
     6.000% due 05/01/2004                      7,800          7,514
     5.875% due 09/25/2004                      2,000          1,912
IBM Credit Corp.
   7.000% due 11/05/2007                          500            493
KBC Bank Fund Trust III
   9.860% due 11/29/2049 (d)                    5,000          5,232
Korea Development Bank
   7.900% due 02/01/2002                        1,000          1,002
   7.625% due 10/01/2002                        5,750          5,755
   7.125% due 04/22/2004                        2,000          1,963
   7.375% due 09/17/2004                        2,000          1,971
Lehman Brothers Holdings, Inc.
   7.352% due 05/07/2002 (d)                      200            201
   6.375% due 05/07/2002                        2,800          2,779
   6.500% due 10/01/2002                          230            228
   0.000% due 03/25/2028                        1,381            119
LG&E Capital Corp.
   6.205% due 05/01/2004                        1,000            973
Limestone Electron Trust
   8.625% due 03/15/2003                        7,500          7,644
Marsh & McLennan Co., Inc.
   6.625% due 06/15/2004                        1,000            984
MBNA America Bank NA
   6.875% due 07/15/2004                          800            784
Merrill Lynch & Co.
   6.922% due 06/24/2003 (d)                    3,000          2,991
   6.375% due 10/15/2008                        5,000          4,711
Morgan Stanley, Dean Witter, Discover and Co.
   7.000% due 05/28/2019                          300            285
National City Corp.
   6.875% due 05/15/2019                          415            370
Nordbanken
   7.250% due 11/12/2009                        2,700          2,679
Osprey Trust
   8.310% due 01/15/2003                        5,900          5,975
PaineWebber
   8.010% due 12/01/2003 (d)                    1,200          1,227
Popular North American, Inc.
   7.375% due 09/15/2001                        1,900          1,909
PP&L Capital Funding, Inc.
   7.750% due 04/15/2005                       13,000         13,128
Royal Bank of Scotland PLC
   9.118% due 03/31/2049                        5,000          5,260
Salomon, Smith Barney Holdings
   6.938% due 02/11/2003 (d)                      300            300
Sanwa Finance Aruba AEC
   8.350% due 07/15/2009                        3,900          3,894
Sears Roebuck Acceptance
   6.625% due 02/25/2002                        5,000          4,952
   6.620% due 07/09/2002                          900            892
   6.990% due 09/30/2002                          600            599
Secured Finance, Inc.
   9.050% due 12/15/2004                          250            270
Societe Generale
   9.875% due 07/15/2003                        1,900          2,026
Source One Mortgage Corporation
   9.000% due 06/01/2012                          200            216
Sprint Spectrum LP
   0.000% due 08/15/2006                          200            199
Sumitomo Bank Treasury Co.
   9.400% due 12/29/2049 (d)                    1,000            984
Wells Fargo & Co.
   7.221% due 05/02/2005 (d)                    2,900          2,899
   7.250% due 08/24/2005                        3,900          3,951
                                                          ----------
                                                             213,304
                                                          ==========
Industrials 32.4%
Abitibi-Consolidated, Inc.
   8.300% due 08/01/2005                        1,500          1,536
America West Airlines, Inc.
   9.244% due 07/02/2006                        5,000          5,060
American Airlines
   9.710% due 01/30/2007                        2,569          2,732
Cable & Wireless Optus Finance Property Ltd.
   8.000% due 06/22/2010                        1,000          1,008

 36 PIMCO Funds See accompanying notes

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------
Coca-Cola Co.
     8.500% due 02/01/2012                 $      300   $        320
Cox Communications, Inc.
     6.500% due 11/15/2002                        740            732
Cox Enterprises, Inc.
     6.625% due 06/14/2002                        700            693
     8.000% due 02/15/2007                      3,000          3,063
Crown Cork & Seal Co.
     7.125% due 09/01/2002                      7,200          6,832
     6.750% due 04/15/2003                      3,000          2,758
Delphi Auto Systems Corp.
     6.125% due 05/01/2004                      1,500          1,433
Delta Air Lines, Inc.
    10.570% due 01/02/2007 (f)                  7,006          8,007
    10.430% due 01/02/2011                      1,141          1,301
    10.140% due 08/14/2012                      4,000          4,577
    10.500% due 04/30/2016                      3,400          3,732
Fred Meyer, Inc.
     7.375% due 03/01/2005                     18,000         17,822
     7.450% due 03/01/2008                      4,500          4,359
Harrahs Operating Co., Inc.
     7.500% due 01/15/2009                      3,000          2,831
Hertz Corp.
     6.500% due 05/15/2006                      1,000            957
Houghton Mifflin Co.
     5.970% due 12/03/2001                      1,000            985
ICI Wilmington
     7.500% due 01/15/2002                      2,000          1,989
ITT Corp.
     6.250% due 11/15/2000                        230            230
J Seagram & Sons
     6.250% due 12/15/2001                        700            692
Koninklijke NV
     8.000% due 10/01/2010                      2,000          2,000
Lehman Brothers Holdings, Inc.
     8.800% due 03/01/2015                        700            742
Marlin Water Trust
     7.090% due 12/15/2001                      4,197          4,173
MGM Grand, Inc.
     6.950% due 02/01/2005                      2,300          2,211
Midwest Generation LLC
     8.560% due 01/02/2016                      5,000          4,933
Nabisco, Inc.
     6.000% due 02/15/2001 (d)                  3,250          3,225
     6.125% due 02/01/2033                        800            766
Occidental Petroleum
     6.400% due 04/01/2003                      2,500          2,438
Owens Corning
     7.500% due 05/01/2005                        500            203
Park Place Entertainment Corp.
     7.950% due 08/01/2003                      5,000          5,006
Petroleos Mexicanos
     8.314% due 07/15/2005 (d)                  3,100          3,108
Philip Morris Cos., Inc.
     9.000% due 01/01/2001                        210            211
     7.250% due 09/15/2001                        115            114
     7.625% due 05/15/2002                      1,400          1,394
     6.800% due 12/01/2003                      3,000          2,938
     7.500% due 04/01/2004                      2,900          2,882
     7.125% due 10/01/2004                      2,000          1,964
     7.000% due 07/15/2005                      2,900          2,818
Spieker Properties LP
     8.000% due 07/19/2005                        500            511
Target Corp.
     7.500% due 08/15/2010                      3,200          3,208
Telecommunications, Inc.
     8.250% due 01/15/2003                      5,000          5,156
Time Warner, Inc.
     6.850% due 01/15/2026                        300            298
TRW, Inc.
     6.625% due 06/01/2004                      4,200          4,055
Union Pacific Corp.
     9.625% due 12/15/2002                        300            316
United Air Lines, Inc.
     9.000% due 12/15/2003                      4,500          4,532
    11.080% due 03/26/2010                     14,163         15,310
    11.080% due 03/26/2011                      2,835          3,138
US Airways, Inc.
     8.020% due 02/05/2019                      4,800          4,892
Vodafone AirTouch PLC
     6.860% due 12/19/2001 (d)                  1,000          1,001
     7.625% due 02/15/2005                      1,500          1,530
Vodafone Group PLC
     7.500% due 07/15/2006                      1,020          1,028
Wal-Mart Stores, Inc.
     8.875% due 06/29/2011                        300            311
Waste Management, Inc.
     6.500% due 05/14/2004                      2,500          2,357
Williams Communications Group, Inc.
     7.220% due 11/15/2001 (d)                  2,000          2,001
                                                         -----------
                                                             164,419
                                                         ===========
Utilities 18.1%
AT&T Corp.
     9.650% due 10/01/2003                      3,182          3,282
Cincinnati Gas & Electric Co.
     6.450% due 02/15/2004                      3,000          2,910
     6.900% due 06/01/2025                      2,000          1,959
Cleveland Electric Illuminum Co.
     7.130% due 07/01/2007                        150            148
Detroit Edison Co.
     7.500% due 02/01/2005                      3,000          3,037
Dominion Resources, Inc.
     7.600% due 07/15/2003                      5,000          5,054
Duke Energy Field Services LLC
     7.875% due 08/16/2010                      9,000          9,166
El Paso Energy Corp.
     7.383% due 07/15/2001 (d)                    200            200
K N Energy, Inc.
     6.450% due 11/30/2001                      6,685          6,620
MCI WorldCom, Inc.
     6.125% due 04/15/2002                      6,100          6,028
     8.875% due 01/15/2006                      4,900          5,059
Niagara Mohawk Power
     6.875% due 03/01/2001                      1,000            999
     7.125% due 07/01/2001                      2,193          2,193
     5.875% due 09/01/2002                      2,600          2,546
     7.375% due 07/01/2003                      1,512          1,516
     7.625% due 10/01/2005                      2,230          2,249
Ohio Power Co.
     7.000% due 07/01/2004                      3,400          3,376
Philadelphia Electric
     5.625% due 11/01/2001                      1,700          1,675
PP&L, Inc.
     7.700% due 11/15/2002                      2,800          2,864
Reliant Energy, Inc.
     6.375% due 11/01/2003                      9,000          8,813
Sprint Capital Corp.
     5.875% due 05/01/2004                      3,690          3,539
Sprint Spectrum LP
    11.000% due 08/15/2006                      2,250          2,418
Texas Utilities Co.
     7.697% due 09/24/2001 (d)                  1,900          1,910
     5.940% due 10/15/2001                     10,400         10,262
TXU Eastern Funding
     6.150% due 05/15/2002                      2,700          2,641
Western Resources, Inc.
     6.250% due 08/15/2003                      1,000            899
                                                         -----------
                                                              91,363
                                                         -----------
Total Corporate Bonds & Notes                                469,086
(Cost $464,117)                                          ===========

                               2000 Semi-Annual Report See accompanying notes 37

Investment Grade Portfolio
September 30, 2000 (Unaudited)

                                            Principal
                                             Amount            Value
                                             (000s)           (000s)
--------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 0.3%
--------------------------------------------------------------------
   New York 0.3%
   New York City Municipal Water Finance Authority Revenue Bond, (FGIC Insured), Series 2000-A
   5.000% due 06/15/2027                       $1,875   $      1,671
                                                        ------------
   Total Municipal Bonds & Notes                               1,671
   (Cost $1,683)                                        ============

--------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------
   Treasury Inflation Protected Securities (c)
        3.625% due 07/15/2002 (b)                 539            539
                                                        ------------
   Total U.S. Treasury Obligations                               539
   (Cost $538)                                          ============

--------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES 3.0%
--------------------------------------------------------------------
   Collateralized Mortgage Obligations 0.0%
   Bank of America Mortgage Securities
        6.500% due 04/25/2029                     149            137
                                                        ------------
   Federal Home Loan Mortgage Corporation 0.5%
        6.250% due 03/15/2028                   3,000          2,729
                                                        ------------
   Federal National Mortgage Association 0.3%
        7.500% due 12/01/2099                   1,500          1,496
                                                        ------------
   Government National Mortgage Association 2.0%
        8.500% due 12/31/2099                  10,000         10,278
                                                        ------------
   Other Mortgage-Backed Securities 0.1%
   Dillards, Inc.
        9.500% due 10/15/2001                     300            296
   Target Corp.
        9.250% due 03/01/2006                     250            251
                                                        ------------
                                                                 547
                                                        ------------
   Total Mortgage-Backed Securities                           15,187
   (Cost $15,102)                                       ============

--------------------------------------------------------------------
   ASSET-BACKED SECURITIES 3.3%
--------------------------------------------------------------------
   Conseco Finance Securitizations Corp.
        8.310% due 05/01/2032                   7,000          7,128
        7.970% due 05/01/2032                   2,000          2,028
   Delta Air Lines Equipment Trust
     10.430% due 01/02/2011                     1,288          1,412
   Denver Arena Trust
        6.940% due 11/15/2019                   3,116          2,839
   United Air Lines Equipment Trust
     10.850% due 02/19/2015                     1,000          1,148
     10.125% due 03/22/2015                     2,300          2,384
                                                        ------------
   Total Asset-Backed Securities                              16,939
   (Cost $16,621)                                       ============

--------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 1.0%
--------------------------------------------------------------------
   Commercial Paper 0.8%
   Becton Dickinson & Co.
        6.520% due 10/16/2000                     167            167
   Conagra, Inc.
        6.670% due 11/16/2000                     800            793
   Dominion Resources, Inc.
        6.710% due 10/18/2000                     300            299
   Edison Mission Midwest Holdings
        6.710% due 11/15/2000                     900            893
   International Paper Co.
        6.720% due 11/17/2000                   1,100          1,091
   Verizon Global Funding
        6.460% due 12/07/2000                     200            198
   Williams Cos., Inc.
        7.231% due 04/10/2001                     800            800
                                                        ------------
                                                               4,241
                                                        ============
Repurchase Agreement 0.1%
State Street Bank
   5.850% due 10/02/2000                   $       614  $        614
   (Dated 9/29/2000. Collateralized by
   Federal National Mortgage Association
   6.400% due 12/14/2001 valued at $630.
   Repurchase proceeds are $614.)
                                                        ------------
Total Short-Term Instruments                                   4,855
(Cost $4,855)                                           ============

Total Investments (a) 100.3%                            $    508,277
(Cost $502,916)

Other Assets and Liabilities (Net) (0.3%)                     (1,564)
                                                        ------------

Net Assets 100.0%                                       $    506,713
                                                        ============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost.   $       6,544

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value.   $      (1,183)
                                                       -------------
Unrealized appreciation-net                            $       5,361
                                                       =============
(b) Securities with an aggregate market value of $539 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                  # of      Unrealized
Type                                         Contracts  (Depreciation)
----------------------------------------------------------------------
U.S. Treasury 30 Year Note (12/2000)               180  $        (318)
                                                        -------------
(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of September 30, 2000.








(e) Swap agreements outstanding at September 30, 2000:

                                              Notional    Unrealized
Type                                            Amount (Depreciation)
--------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus 0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers
Exp. 07/15/2003                            $     5,000   $       (50)
                                                         -----------

38 PIMCO Funds See accompanying notes

                         Fixed
                         Spread              Notional   Unrealized
Type                        (%)                Amount Appreciation
--------------------------------------------------------------------
Receive the 30-year Swap Spread and pay a fixed spread. The 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005          1.0850              $  2,000  $           2

Receive the 10-year Swap Spread and pay a fixed spread. The 10-year SwapSpread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005          0.8675                4,000              40
                                                       -------------
                                                       $          42
                                                       =============
(f) Restricted security.

                               2000 Semi-Annual Report See accompanying notes 39

Schedule of Investments
Municipal Sector Portfolio
September 30, 2000 (Unaudited)

                                          Principal
                                             Amount            Value
                                             (000s)           (000s)
--------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 106.0%
--------------------------------------------------------------------
   Alabama 17.5%
   Jefferson County, Alabama Sewer Revenue Bonds Warrants,
   (FGIC Insured), Series 2000-323
   5.430% due 02/01/2029 (b)                $ 1,500      $     1,239

   Jefferson County, AIabama Sewer Revenue Bonds Warrants,
   (FGIC Insured), Series 2000-352
   5.802% due 02/01/2036 (b)                  3,500            2,580

   Jefferson County, Alabama Sewer Revenue Bonds Warrants,
   (FGIC Insured), Series 1999-A
   5.000% due 02/01/2033                      1,000              865
                                                         -----------
                                                               4,684
                                                         ===========
   California 7.9%
   California State General Obligation,
   (MBIA Insured),
   Series 1998 4.250% due 10/01/2026          1,000              806

   California State General Obligation, Series 2000-387
   4.850% due 01/01/2027 (b)                  1,500            1,313
                                                         -----------
                                                               2,119
                                                         ===========
   Colorado 3.3%
   Denver, Colorado City & County Airport
   Revenue Bonds,
   (FSA Insured), Series 1998-B
   5.000% due 11/15/2025                      1,000              878
                                                         -----------
   Florida 7.3%
   Lee County, Florida Airport Revenue Bonds,
   (FSA Insured), Series 2000-A 6.000% due    1,000            1,034
   10/01/2029

   Orange County, Florida School Board
   Certificates of Participation,
   (MBIA Insured),
   Series 1999-A 5.000% due 08/01/2024        1,000              909
                                                         -----------
                                                               1,943
                                                         ===========
   Georgia 3.3%
   Atlanta, Georgia Water & Wastewater Revenue Bonds,
   (FGIC Insured), Series 1999-A
   5.000% due 11/01/2038                      1,000              879
                                                         -----------
   Illinois 3.4%
   Chicago, Illinois Lakefront Millennium Package
   Facilities
   General Obligation, (MBIA Insured), Series 1998
   5.125% due 01/01/2028                      1,000              907
                                                         -----------
   Kansas 5.6%
   Kansas State Development Finance
   Authority Health
   Facilities Revenue Bonds, (MBIA Insured),
   Series 1998-M
   5.700% due 11/15/2023 (b)                  1,500            1,500
                                                         -----------
   Maryland 3.9%
   Maryland State Health & Higher Educational
   Facilities Authority Revenue Bonds,
   Series 1999
   6.000% due 07/01/2039                      1,000            1,032
                                                         -----------
   Massachusetts 6.6%
   Massachusetts Bay Transportation Authority
   Massachusetts General Transportation System Revenue Bonds,
   Series 1998-B 5.000% due 03/01/2028        1,000              883

   Massachusetts State Turnpike Authority Metro Highway
   System Revenue Bonds, (AMBAC Insured), Series 1999-A
   5.000% due 01/01/2039                      1,000              871
                                                         -----------
                                                               1,754
                                                         ===========
   Mississippi 6.7%
   Perry County, Mississippi Pollution Control Revenue Bonds, (Loc-Wachovia Bank Insured), Series 1992
   5.500% due 03/01/2002 (b)                  1,800            1,800
                                                         -----------
   New York 11.1%
   Long Island Power Authority New York Electrical System
   Revenue Bonds, (LOC-ABN Amro Ban N.V. Insured),
   Series 1998-6 5.450% due 05/01/2033 (b)    1,000            1,000

   New York City, New York Transitional Finance Authority
   Revenue Bonds, Series 2000-C
   5.500% due 11/01/2024                 $     1,000     $       973

   Port Authority of New York & New Jersey
   Special Obligation Revenue Bonds, (MBIA Insured),
   Series 1997 5.750% due 12/01/2022           1,000           1,004
                                                         -----------
                                                               2,977
                                                         ===========
   Oregon 3.7%
   Port of Portland, Oregon Special Obligation Revenue Bonds, (LOC-Bank of Montreal Insured), Series 1997
   5.550% due 06/15/2027 (b)                   1,000           1,000
                                                         -----------
   Pennsylvania 3.4%
   Pittsburgh, Pennsylvania Water & Sewer Authority
   Water & Sewer System Revenue Bonds, (FSA Insured),
   Series 1998-C 5.100% due 09/01/2021         1,000             922
                                                         -----------
   Texas 14.6%
   Arlington, Texas Independent School District
   General Obligation, (PSF-FTD Insured),
   Series 1999 5.000% due 02/15/2024           1,000             896

   Harris County, Texas Health Facilities Development
   Corporation Revenue Bonds, Series 1997-A
   5.500% due 02/15/2027 (b)                   1,000           1,000

   Harris County, Texas Industrial Development Corporation
   Revenue Bonds, Series 1984
   5.600% due 03/01/2024 (b)                   1,000           1,000

   North Central Texas Health Facility Development
   Corporation Revenue Bonds, (MBIA Insured),
   Series 1985-D 5.500% due 12/01/2015 (b)     1,000           1,000
                                                         -----------
                                                               3,896
                                                         ===========
   Washington State 3.6%
   Port Of Seattle, Washington Revenue Bonds,
   (MBIA Insured), Series 2000-B
   5.625% due 02/01/2024                       1,000             968
                                                         -----------
   Wisconsin 4.1%
   Brothertown, Wisconsin Industrial Development Revenue
   Bonds, (LOC-Associated Bank Lakeshore Insured),
   Series 1998 5.850% due 12/01/2013 (b)         700             700

   Wisconsin State Health & Education Facilities Authority
   Revenue Bonds, (LOC-Allied Irish Bank PLC Insured),
   Series 1997 5.700% due 11/01/2017 (b)         400             400
                                                         -----------
                                                               1,100
                                                         -----------
   Total Municipal Bonds & Notes                              28,359
   (Cost $28,552)                                        ===========

   -----------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 0.4%
   -----------------------------------------------------------------
   Treasury Inflation Protected Securities (d)
     3.625% due 07/15/2002                       108             108
                                                         -----------
   Total U.S. Treasury Obligations                               108
   (Cost $108)                                           ===========

   Total Investments (a) 106.4%                          $    28,467
   (Cost $28,660)

   Other Assets and Liabilities (Net) (6.4%)                  (1,714)
                                                         -----------
   Net Assets 100.0%                                     $    26,753
                                                         ===========
40 PIMCO Funds See accompanying notes

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                        $          58

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                (251)
                                                       --------------
Unrealized depreciation-net                            $        (193)
                                                       ==============
(b) Variable rate security. The rate listed is as of September 30, 2000.

(c) Swap agreements outstanding at September 30, 2000:

                                            Notional      Unrealized
Type                                          Amount    Appreciation
---------------------------------------------------------------------
Receive a floating rate based on the 30-year Municipal Market Data AAA Index and pay a fixed rate equal to 5.625%.

Broker: Merril Lynch
Exp. 12/13/2000                               10,000   $           0
                                                       -------------
(d) Principal amount of the security is adjusted for inflation.

                               2000 Semi-Annual Report See accompanying notes 41

Schedule of Investments

International Portfolio
September 30, 2000 (Unaudited)

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)
---------------------------------------------------------------------
 AUSTRALIA (e)(f) 4.3%
---------------------------------------------------------------------
Bankers Trust Corp.
  6.970% due 06/02/2008 (d)               $     7,700   $      7,495
Commonwealth of Australia
  8.750% due 08/15/2008 (j)              A$     3,500          2,195
  7.500% due 09/15/2009 (j)                    50,000         29,509
General Motors Acceptance Corp.
  5.020% due 03/25/2002 (d)              EC    14,300         12,607
National Australia Bank Ltd.
  7.320% due 05/19/2010 (d)               $       310            313
Registered Australian Mortgage
Securities
  4.770% due 09/26/2032 (d)              EC     6,909          6,099
Torrens Trust
  6.880% due 07/15/2031 (d)               $     6,328          6,328
                                                         -----------
Total Australia                                               64,546
(Cost $70,107)                                           ===========

---------------------------------------------------------------------
 AUSTRIA (e)(f) 1.0%
---------------------------------------------------------------------
Republic of Austria
  5.500% due 01/15/2010 (j)              EC    17,720         15,528
                                                         -----------
Total Austria                                                 15,528
(Cost $15,411)                                           ===========

---------------------------------------------------------------------
 CANADA (e)(f) 0.4%
---------------------------------------------------------------------
Beneficial Canada, Inc.
  6.350% due 04/01/2002                  C$     4,070          2,711
Commonwealth of Canada
  9.000% due 12/01/2004                           245            182
  8.000% due 06/01/2027                           500            432
Royal Bank of Canada
  6.200% due 02/07/2005 (d)               $     2,500          2,498
                                                         -----------
Total Canada                                                   5,823
(Cost $5,935)                                            ===========

CAYMAN ISLANDS (e)(f) 1.0%
Fuji Finance (Cayman)
  7.290% due 04/15/2010 (d)               $     5,700          5,682
MBNA American Euro
  4.980% due 05/19/2004 (d)              EC    10,600          9,769
                                                         -----------
Total Cayman Islands                                          15,451
(Cost $16,889)                                           ===========

---------------------------------------------------------------------
 CROATIA (e)(f) 0.1%
---------------------------------------------------------------------
Republic of Croatia
  7.000% due 03/28/2005                  EC     1,840          1,609
                                                         -----------
Total Croatia                                                  1,609
(Cost $1,766)                                            ===========

---------------------------------------------------------------------
 DENMARK (e)(f) 2.0%
---------------------------------------------------------------------
Danske Kredit Mortgage
  5.000% due 10/01/2029                  DK     2,513            259
Nykredit
  5.000% due 10/01/2029                       166,200         17,084
Realkredit Danmark Mortgage
  5.000% due 10/01/2029                        56,257          5,779
  6.000% due 10/01/2029                        67,700          7,488
                                                         -----------
Total Denmark                                                 30,610
(Cost $32,506)                                           ===========

---------------------------------------------------------------------
 FRANCE (e)(f) 5.8%
---------------------------------------------------------------------
AXA
  2.500% due 01/01/2014                  EC     1,385     $    1,271
Compagnie Financiere de CIC-UE
  6.890% due 10/29/2049 (d)               $     3,700          3,534
Republic of France
  4.000% due 04/25/2009 (j)              EC    56,780         45,575
  3.000% due 07/25/2009                         3,780          3,148
  4.000% due 10/25/2009 (j)                    38,340         30,550
  5.500% due 04/25/2010                         3,030          2,695
                                                          ----------
Total France                                                  86,773
(Cost $92,449)                                            ==========

---------------------------------------------------------------------
 GERMANY (e)(f) 0.5%
---------------------------------------------------------------------
Depfa Pfandbriefbank
  4.750% due 07/15/2008                  EC     2,990          2,478
  5.750% due 03/04/2009 (j)              DM     3,020          2,658
Republic of Germany
  4.750% due 07/04/2028                  EC     3,420          2,657
                                                          ----------
Total Germany                                                  7,793
(Cost $8,649)                                             ==========

---------------------------------------------------------------------
GREECE 4.0%
---------------------------------------------------------------------
CSFP Credit
  7.420% due 11/19/2004 (d)(k)            $    29,450         29,715
Hellenic Finance
  2.000% due 07/15/2003                  EC     2,400          2,125
Hellenic Republic
  7.280% due 06/06/2001 (d)               $    16,300         16,540
  7.850% due 05/19/2003 (d)              GD 1,100,000          2,965
  7.890% due 06/17/2003 (d)                 1,611,700          4,346
 10.240% due 10/23/2003 (d)                   710,400          1,914
  6.600% due 01/15/2004 (j)                 1,124,800          3,000
                                                          ----------
Total Greece                                                  60,605
(Cost $64,661)                                            ==========

---------------------------------------------------------------------
 ITALY 10.0%
---------------------------------------------------------------------
Finmeccanica SpA
  2.000% due 06/08/2005                  EC     2,687          2,337
Island Finance
  5.490% due 03/30/2015 (d)                     8,556          7,561
Republic of Italy
  9.750% due 07/01/2005 (j)                    26,970         23,231
  4.500% due 05/01/2009 (j)                    60,390         49,597
  4.250% due 11/01/2009 (j)                    10,580          8,498
  5.500% due 11/01/2010 (j)                    30,190         26,593
  6.500% due 11/01/2027                        14,700         13,866
  5.250% due 11/01/2029 (j)                    22,960         18,370
                                                          ----------
Total Italy                                                  150,053
(Cost $155,338)                                           ==========




---------------------------------------------------------------------
 JAPAN (e)(f) 0.9%
---------------------------------------------------------------------
Government of Japan
  0.900% due 12/22/2008 (j)              JY   175,000          1,495
International Credit RJapan
  0.750% due 08/25/2005 (d)                   110,000          1,018
International Credit Receivable Japan 1
 Tranche A
  0.720% due 11/22/2004 (d)                    73,643            682
  0.650% due 08/25/2005                       650,000          6,019
International Credit Receivable Japan 1
 Tranche B
  0.820% due 11/22/2004 (d)                   230,000          2,130
SHL Corp. Ltd.
  0.530% due 12/25/2024 (d)                   168,372          1,559
  0.830% due 12/25/2024 (d)                   126,000          1,167
                                                          ----------
Total Japan                                                   14,070
(Cost $13,952)                                            ==========

 42 PIMCO Funds See accompanying notes

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------------------
   MEXICO (e)(f) 1.3%
--------------------------------------------------------------------------------
   United Mexican States
        9.380% due 11/02/2000        DM        12,600   $      5,699
        5.000% due 09/30/2002        JY     1,194,000         11,635
        9.880% due 02/01/2010         $           400            426
        8.630% due 09/15/2016                   1,250          1,456
                                                        ------------
   Total Mexico                                               19,216
   (Cost $19,559)                                       ============

--------------------------------------------------------------------------------
   NETHERLANDS 1.1%
--------------------------------------------------------------------------------
   Deutsche Bank Financial
        6.720% due 12/17/2003 (d)     $         5,000          4,995
   Koninklijke Ahold NV
        4.000% due 05/19/2005        EC         1,000            994
   Mannesmann Finance BV
        4.750% due 05/27/2009                   6,400          5,021
   Tecnost International NV
        6.670% due 06/23/2004 (d)               6,540          5,832
                                                        ------------
   Total Netherlands                                          16,842
   (Cost $18,452)                                       ============

--------------------------------------------------------------------------------
   NEW ZEALAND 1.7%
--------------------------------------------------------------------------------
   Commonwealth of New Zealand
        4.500% due 02/15/2016        N$        59,670         25,466
                                                        ------------
   Total New Zealand                                          25,466
   (Cost $36,256)                                       ============

--------------------------------------------------------------------------------
   POLAND 1.2%
--------------------------------------------------------------------------------
   Republic of Poland
       15.180% due 07/18/2001 (j)    EC        88,000         16,977
        4.000% due 10/27/2024                     500            340
        3.500% due 10/27/2024 (d)     $         1,650          1,040
                                                        ------------
   Total Poland                                               18,357
   (Cost $19,319)                                       ============

--------------------------------------------------------------------------------
   PORTUGAL (e)(f) 3.9%
--------------------------------------------------------------------------------
   Portugal Government
        3.950% due 07/15/2009 (j)    EC        74,300         58,462
                                                        ------------
   Total Portugal                                             58,462
   (Cost $68,661)                                       ============

--------------------------------------------------------------------------------
   QATAR (e)(f) 0.3%
--------------------------------------------------------------------------------
   International Credit Receivable
        5.390% due 03/15/2010        JY         4,400          3,885
                                                        ------------
   Total Qatar                                                 3,885
   (Cost $4,070)                                        ============

--------------------------------------------------------------------------------
   SOUTH KOREA (e)(f) 2.1%
--------------------------------------------------------------------------------
   Export-Import Bank Korea
        4.620% due 03/20/2002 (d)    DM         4,900          2,140
   Hansol Paper Co. Ltd.
        8.940% due 05/24/2001 (d)     $         2,000          2,020
   KBC Bank Fund Trust IV
        8.220% due 11/29/2049        EC         3,130          2,805
   Korea Development Bank
        9.600% due 12/01/2000                   1,400          1,404
        4.800% due 05/14/2001 (d)    DM         4,540          2,031
        2.770% due 05/21/2001        JY       500,000          4,723
        1.880% due 02/13/2002                   2,800            259
        2.700% due 08/16/2002                 991,000          9,437
        4.700% due 03/18/2004                 710,000          7,024
                                                        ------------
   Total South Korea                                          31,843
   (Cost $32,833)                                       ============

--------------------------------------------------------------------------------
   SPAIN (e)(f) 3.9%
--------------------------------------------------------------------------------
   Kingdom of Spain
        4.950% due 07/30/2005 (j)     EC      25,030    $    21,707
        5.150% due 07/30/2009                 42,400         36,514
                                                        -----------
   Total Spain                                               58,221
   (Cost $62,021)                                       ===========

--------------------------------------------------------------------------------
   SUPRANATIONAL (e)(f) 2.4%
--------------------------------------------------------------------------------
   Eurofima
        4.750% due 07/07/2004         SK       4,000            404
   European Investment Bank
        5.380% due 08/28/2007         NK      28,000          2,843
        5.500% due 12/07/2009         BP      12,000         17,031
   International Bank for Reconstruction & Development
        7.250% due 04/09/2001         N$      22,372          9,132
   World Bank
     10.250% due 04/11/2002           PP     155,000          3,118
                                                        -----------
   Total Supranational                                       32,528
   (Cost $39,595)                                       ===========

--------------------------------------------------------------------------------
   TUNISIA (e)(f) 0.2%
--------------------------------------------------------------------------------
   Banque Centrale De Tunisie
        7.500% due 08/06/2009         EC       2,800          2,532
                                                        -----------
   Total Tunisia                                              2,532
   (Cost $2,846)                                        ===========

--------------------------------------------------------------------------------
   UNITED KINGDOM (e)(f) 4.7%
--------------------------------------------------------------------------------
   Abbey National Treasury Service
        7.630% due 12/30/2002         BP       4,170          6,309
   Bank of Scotland Capital Fund
        8.120% due 03/31/2049                  3,180          4,691
   BG Transco Holdings PLC
        7.060% due 12/14/2009 (d)              5,230          7,778
   Halifax Group Euro Finance
        7.630% due 12/29/2049         EC       6,000          5,295
   HAUS Limited
        5.010% due 12/10/2037 (d)             12,800         11,301
   Lloyds TSB Bank PLC
        7.000% due 11/29/2049 (d)      $       1,100            909
   Lloyds TSB Capital
        7.380% due 02/07/2049         EC       9,250          8,235
   SCCR Series 1 Ltd.
        6.500% due 04/15/1932 (d)     BP         183            270
        5.020% due 12/15/2031 (d)              8,989          7,952
   United Kingdom Gilt
        5.750% due 12/07/2009 (d)             11,830         18,167
                                                        -----------
   Total United Kingdom                                      70,907
   (Cost $75,432)                                       ===========

--------------------------------------------------------------------------------
   UNITED STATES (e)(f) 78.4%
--------------------------------------------------------------------------------
   Asset-Backed Securities 7.4%
   Advanta Mortgage Loan Trust
        7.000% due 11/25/2029 (d)      $       2,734          2,737
   AFC Home Equity Loan Trust
        6.840% due 03/25/2027 (d)              3,181          3,182
   Amresco Residential Securities Mortgage Loan Trust
        7.090% due 06/25/2029 (d)              7,479          7,505
   Argentina Funding Corp.
        6.880% due 05/20/2003 (d)                700            702
   Banc One Auto Grantor Trust
        6.270% due 11/20/2003                    235            234
   Banc One Home Equity Trust
        6.460% due 06/25/2029                    981            976
   Champion Home Equity Loan Trust
        8.030% due 02/25/2028 (d)              2,504          2,555
   Charter Financial, Inc.
        6.590% due 02/25/2002                  5,684          5,686
   Chase Manhattan Grantor Trust
        6.610% due 09/15/2002                    135            136
   Contimortgage Home Equity Loan Trust
        6.420% due 04/25/2014                    790            786

                               2000 Semi-Annual Report See accompanying notes 43

International Portfolio
September 30, 2000 (Unaudited)

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------------------
GMAC Mortgage Corporation Loan Trust
   6.820% due 11/18/2015 (d)              $     9,107   $      9,108
Green Tree Financial Corp.
   6.450% due 01/15/2026                           10             10
   6.800% due 10/15/2027                        2,307          2,308
Green Tree Home Equity Loan Trust
   6.290% due 10/15/2013                        3,148          3,144
Metris Master Trust
   7.270% due 04/20/2006 (d)                    2,500          2,512
MLCC Mortgage Investors, Inc.
   7.000% due 03/15/2025 (d)                   11,865         11,911
Nissan Auto Receivables Grantor Trust
   5.450% due 04/15/2004                          659            653
Novastar Home Equity Loan
   6.900% due 04/25/2028 (d)                   16,455         16,429
Pacific Southwest Bank
   6.060% due 06/15/2002                          184            183
Providian Home Equity Loan Trust
   6.910% due 06/25/2025 (d)                    1,733          1,734
PSB Lending Home Loan Owner Trust
   6.830% due 05/20/2018                        1,930          1,917
Salomon Brothers Mortgage Securities
   7.040% due 11/15/2029 (d)                    4,058          4,068
   6.960% due 02/25/2030 (d)                   17,854         17,901
United Panama Mortgage Loan
   7.070% due 10/25/2029 (d)                   14,424         14,415
                                                        ------------
                                                             110,792
                                                        ============
Corporate Bonds & Notes 16.0%
AESOP Funding II LLC
   6.220% due 10/20/2001 (d)                      183            183
Associates Corp. of North America
   6.960% due 05/08/2003 (d)                    3,720          3,717
AT&T Capital Corp.
   7.010% due 04/23/2002 (d)                    4,500          4,512
Bear Stearns Co., Inc.
   7.130% due 03/28/2003 (d)                    5,750          5,750
BTM Holdings
   7.160% due 09/29/2049 (d)                      500            500
Coastal Corp.
   7.290% due 03/01/2002 (d)                   10,000         10,000
Donaldson, Lufkin & Jenrette, Inc.
   6.760% due 04/25/2003 (d)                    4,140          4,139
DQE Capital Corp.
   7.230% due 01/15/2002 (d)                    1,400          1,399
Enron Corp.
   7.110% due 09/10/2001 (d)                    3,500          3,500
Finova Capital Corp.
   7.340% due 11/08/2002 (d)                    5,260          4,278
   7.190% due 04/08/2003 (d)                    2,900          2,471
Ford Motor Credit Corp.
   1.000% due 12/22/2003                JY     44,000            404
   7.080% due 07/19/2004 (d)            $       4,100          4,104
   1.200% due 02/07/2005                JY    458,000          4,174
General Motors Acceptance Corp.
   6.810% due 01/28/2002 (d)            $       5,100          5,103
   0.300% due 07/26/2002                      341,000          3,157
   6.880% due 11/12/2002 (d)                    3,000          3,004
   7.020% due 04/05/2004 (d)                    1,160          1,158
   7.020% due 04/05/2004 (d)                   32,860         32,819
   6.880% due 09/09/2004                BP      7,290         10,791
   5.500% due 02/02/2005                EC     16,900         14,652
Gold Eagle Capital Ltd.
   9.000% due 04/15/2001                $       7,000          6,992
Lehman Brothers Holdings, Inc.
   7.170% due 04/04/2003 (d)                    4,900          4,902
Merrill Lynch & Co.
   6.790% due 11/01/2001 (d)                    7,710          7,718
Morgan Stanley, Dean Witter, Discover and Co.
   6.840% due 01/28/2002 (d)                   20,400         20,435
   6.910% due 05/05/2003 (d)                    1,000          1,002
Procter & Gamble Co.
   1.500% due 12/07/2005                JY  1,000,000          9,258
Protective Life Funding Trust
   7.090% due 01/17/2003 (d)            $       2,100          2,097
Prudential Funding Corp.
   6.850% due 12/21/2000 (d)                    7,900          7,900
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (d)                   13,276         13,119
   6.720% due 10/21/2002 (d)            BP      2,480          3,656
   6.910% due 02/11/2003 (d)             $        400            400
Sierra Pacific Resources
   7.390% due 04/20/2002 (d)                      400            400
Sprint Spectrum LP
  11.000% due 08/15/2006                        6,845          7,357
Texas Utilities Co.
   7.210% due 06/25/2001 (d)                   17,700         17,688
   7.590% due 09/24/2001 (d)                    4,300          4,323
Williams Communications Group, Inc.
   7.180% due 11/15/2001 (d)                   13,200         13,209
                                                         -----------
                                                             240,271
                                                         ===========

Mortgage-Backed Securities 39.4%
CDC Depositor Trust I
     7.100% due 12/14/2001 (d)                  8,400          8,426
Chase Mortgage Finance Corp.
     6.550% due 08/25/2028                      1,820          1,805
Citicorp Mortgage Securities, Inc.
     6.500% due 07/25/2028                      1,854          1,834
Countrywide Home Loans
     6.750% due 08/25/2028                        893            886
Crusade Global Trust
     7.010% due 05/15/2021 (d)                 26,100         26,165
Federal National Mortgage Association
     7.000% due 01/01/2005-02/25/2020 (g)      11,767          6,553
Government National Mortgage Association
     7.000% due 06/20/1930-10/23/2030 (d)(g)  358,016        181,767
     6.750% due 07/20/2025 (d)                    963            973
     6.750% due 09/20/2025 (d)                    476            481
     7.380% due 05/20/2026 (d)                  1,908          1,922
     6.000% due 10/23/2030                     99,000         92,875
     7.500% due 10/23/2030                     39,700         39,812
     8.000% due 10/23/2030                    160,000        162,850
J.P. Morgan Commercial Mortgage Finance Corp.
     6.900% due 04/15/2010 (d)                 12,198         12,198
Medallion Trust
     6.960% due 07/12/2031 (d)                 11,460         11,460
Nationslink Funding Corp.
     6.970% due 04/10/2007 (d)                  1,483          1,484
Residential Funding Mortgage Securities, Inc.
     6.750% due 06/25/2028                        950            942
     7.090% due 05/12/2032 (d)                 30,479         30,479
Sasco Floating Rate Commercial Mortgage
     7.020% due 11/20/2001 (d)                  3,923          3,930
Starwood Asset Receivable Trust
     6.920% due 09/25/2022 (d)                  2,990          2,993
                                                         -----------
                                                             589,835
                                                         ===========

U.S. Government Agencies 2.4%
Federal Home Loan Bank
     7.270% due 02/15/2002 (d)                 31,480         31,087
Student Loan Marketing Assn.
     6.830% due 10/25/2004 (d)                    936            935
     6.590% due 10/25/2007 (d)                  3,500          3,487
                                                         -----------
                                                              35,509
                                                         ===========

U.S. Treasury Obligations 13.2%
Treasury Inflation Protected Securities (h)
     3.630% due 07/15/2002                    142,637        142,593
U.S. Treasury Bonds
     8.750% due 08/15/2020 (j)                 29,800         38,712
U.S. Treasury Strips
     0.000% due 02/15/2015                     39,400         16,431
                                                         -----------
                                                             197,736
                                                         -----------
Total United States                                        1,174,143
(Cost $1,777,080)                                        ===========

 44 PIMCO Funds See accompanying notes

                                           Principal
                                             Amount            Value
                                             (000s)           (000s)
--------------------------------------------------------------------------------
   PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
General National Mortgage Association (OTC)
     6.000% due 12/20/2030
     Strike @ 84.77 Exp. 12/13/2000       $    99,000   $         15
General National Mortgage Association (OTC)
     7.000% due 12/20/2030
     Strike @ 93.11 Exp. 12/13/2000           133,920             21
General National Mortgage Association (OTC)
     7.500% due 12/20/2030
     Strike @ 93.11 Exp. 12/13/2000            39,700              6
General National Mortgage Association (OTC)
     8.000% due 12/20/2030
     Strike @ 95.08 Exp. 12/13/2000           160,000             25
                                                        ------------
   Total Purchased Put Options                                    67
   (Cost $68)                                           ============

--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 28.2%
--------------------------------------------------------------------------------
Commercial Paper 28.1%
Alcoa, Inc.
     6.500% due 12/06/2000                     12,000         11,853
     6.490% due 12/12/2000-12/14/2000 (g)      41,000         28,214
American Electric Power, Inc.
     6.700% due 10/18/2000                        300            299
Anz, Inc.
     6.540% due 11/07/2000-11/08/2000 (g)      63,800         56,427
Bank One Corp.
     6.470% due 12/19/2000                      8,800          8,672
Cba (de) Finance
     6.460% due 12/14/2000                      2,600          2,564
Coca-Cola Co.
     6.490% due 12/11/2000-12/13/2000 (g)      14,300         13,618
Conagra, Inc.
     6.670% due 10/18/2000                      4,600          4,586
     6.680% due 10/27/2000                      2,600          2,588
     6.670% due 11/15/2000                      2,200          2,182
Dominion Resources, Inc.
     6.710% due 10/18/2000                      1,500          1,496
     6.770% due 11/06/2000                     11,300         11,226
     6.710% due 11/09/2000                      1,700          1,688
Edison Midwest
     6.750% due 11/01/2000                      5,000          4,972
     6.710% due 11/15/2000                      4,000          3,967
Federal Home Loan Mortgage Corp.
     6.440% due 10/24/2000                     39,400         39,245
     6.410% due 11/30/2000                     14,800         14,635
General Electric Capital Corp.
     6.470% due 12/20/2000                      1,000            985
     6.500% due 12/20/2000                     13,300         13,104
Gillette Co.
     6.520% due 12/12/2000                     45,100         44,499
Ingersoll-Rand Co.
     6.740% due 11/15/2000                      5,100          5,058
International Business Machines Corp.
     6.540% due 11/01/2000                      7,400          7,360
International Paper Co.
     6.700% due 10/05/2000                     17,400         17,390
Minnesota Mining & Manufacturing
     6.470% due 11/28/2000                        500            494
Motorola, Inc.
     6.470% due 12/27/2000                      3,100          3,050
     6.490% due 12/27/2000                        300            295
Natural Rural Utilities
     6.520% due 11/15/2000                     18,100         17,956
SBC Communications, Inc.
     6.470% due 12/06/2000                     15,700         15,508
     6.490% due 12/06/2000                      1,500          1,482
Sprint Capital Corp.
     6.700% due 10/25/2000                      4,000          3,983
Swedbank, Inc.
     6.590% due 10/18/2000                     16,200         16,153
Verizon Global Funding
     6.500% due 12/11/2000                      7,600          7,500
     6.470% due 12/14/2000-12/20/2000 (g)      96,700         47,981
Williams Holdings
     7.230% due 04/10/2001                      9,500          9,504
Yorkshire Building Society
     6.470% due 12/20/2000                      1,000            986
                                                        ------------
                                                             421,520
                                                        ============
Repurchase Agreements 0.1%
State Street Bank
   5.850% due 10/02/2000                        1,310          1,310
   (Dated 9/29/2000. Collateralized by                  ------------
   Federal National Mortgage Association
   6.100% due 08/10/2001 valued at $1,341.
   Repurchase proceeds are $1,311.)


U.S. Treasury Bills (b) 0.0%
U.S. Treasury Bills
   5.850% due 02/01/2001                           40             39
                                                        ------------
Total Short-Term Instruments                                 422,869
(Cost $422,984)                                         ============

Total Investments (a) 159.4%                            $  2,388,199
(Cost $2,456,839)

Written Options (c) (0.0%)                                      (691)
(Premiums $1,181)

Other Assets and Liabilities (Net) (59.4%)                  (889,279)
                                                        ------------

Net Assets 100.0%                                       $  1,498,229
                                                        ============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess
of value over tax cost.                                $      5,348

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                            (73,988)
                                                        -----------
Unrealized depreciation-net                             $   (68,640)
                                                        ===========
(b) Securities with an aggregate market value of $4,985 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2000:

                                                              Unrealized
                                                    # of    Appreciation/
Type                                           Contracts   (Depreciation)
------------------------------------------------------------------------
Canada 10 Year Note (12/2000)                        432    $       (211)
EuroBond 10 Year Note (12/2000)                    3,061             702
U.S. Treasury 10 Year Note (12/2000)                   9               0
Government of Japan 10 Year Note (12/2000)            34             (76)
United Kingdom 10 Year Note (12/2000)                922            (814)
United Kingdom 90 Day LIBOR Futures (06/2001)        295             (10)
EuroBond 10 Year Note Written Put Options (11/2000)  451             146
                                                            ------------
                                                            $       (263)
                                                             ============

                               2000 Semi-Annual Report See accompanying notes 45

International Portfolio
September 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
(c)   Premiums received on written options:

                                               # of
Type                                       Contracts    Premium      Value
-----------------------------------------------------------------------------
Call - CBOT U.S. Treasury Note December Futures
      Strike @ 103.00 Exp. 11/18/2000             94    $    14    $     11

Call - CBOT U.S. Treasury Note December Futures
      Strike @ 102.00 Exp. 11/18/2000             94         27          22

Put - OTC Eurodollar vs. U.S. Dollar
      Strike @ 0.84 Exp. 10/10/2000       28,180,000        141           6

Call - OTC Eurodollar vs. U.S. Dollar
      Strike @ 0.90 Exp. 10/10/2000       28,180,000        122          61

Put - CME Eurodollar March Futures
      Strike @ 92.75 Exp. 03/19/2001              58         40           2

Call - CME Eurodollar March Futures
      Strike @ 93.25 Exp. 03/19/2001             156         38         116

Put - CME Eurodollar March Futures
      Strike @ 92.25 Exp. 03/19/2001              98         57           1

Put - CBOT U.S. Treasury Note December Futures
      Strike @ 98.00 Exp. 11/18/2000              46         29           8

Put - CBOT U.S. Treasury Note December Futures
      Strike @ 97.00 Exp. 11/18/2000              46         17           4

Call - TSE Government of Japan December Futures
      Strike @ 134.00 Exp. 11/30/2000             77        143         154

Put - OTC Eurodollar vs. U.S. Dollar
      Strike @ 0.81 Exp. 12/21/2000       37,500,000        135          81

Put - OTC Eurodollar vs. U.S. Dollar
      Strike @ 0.85 Exp. 10/24/2000       22,200,000        109          56

Put - OTC Eurodollar vs. U.S. Dollar
      Strike @ 0.85 Exp. 10/24/2000       66,700,000        309         169
                                                        -------------------
                                                        $ 1,181    $    691
                                                        ===================
(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Foreign forward currency contracts outstanding at September 30, 2000:

                                        Principal
                                           Amount       Unrealized
                        Covered by     Settlement    Appreciation/
Type      Currency        Contract          Month   (Depreciation)
------------------------------------------------------------------
Sell      A$           $    10,615      10/2000       $        410
Buy                            829      10/2000                (10)
Buy                         19,156      11/2000                (26)
Sell                        11,191      11/2000                 (8)
Sell      C$                14,355      10/2000                139
Buy                          8,900      10/2000                (66)
Sell      SF                40,540      10/2000               (350)
Buy                         19,770      10/2000                 19
Sell                        19,770      11/2000                (15)
Sell      DK               177,858      10/2000               (129)
Buy                          6,304      10/2000                 14
Sell      EC                 6,740      01/2001                483
Buy                         49,312      10/2000             (1,000)
Sell                        49,128      10/2000               (229)
Sell                        46,221      11/2000               (121)
Sell      BP                42,922      10/2000               (845)
Sell                         1,343      03/2001                (31)
Buy       GD             6,063,766      01/2001               (419)
Sell                     3,962,359      12/2000                (20)
Sell      H$               438,783      08/2001                201
Buy                        200,100      08/2001                (25)
Buy       HF             2,169,000      01/2001             (1,180)
Sell                     2,169,000      01/2001                544
Buy                      3,570,000      02/2001               (410)
Buy       JY             8,675,492      10/2000               (100)
Sell                     7,971,968      10/2000              1,401
Sell                     7,251,955      11/2000                 (2)
Buy       MP                14,423      10/2000                 72
Sell                        14,423      10/2000                (41)
Sell      NK                28,984      10/2000                (80)
Sell      N$               147,177      10/2000              3,310
Buy                        123,976      10/2000             (1,510)
Sell                        66,354      11/2000                406
Buy       PZ                23,629      01/2001               (270)
Buy                         95,275      02/2001               (508)
Buy                         21,950      03/2001               (220)
Sell                        60,960      02/2001                (20)
Sell                        12,119      01/2001               (130)
Sell                        16,470      03/2001               (240)
Sell      SK                 3,922      10/2000                  8
Buy       VB             1,053,720      10/2000                 74
                                                       -----------
                                                       $      (924)
                                                       ===========
(f) Principal amount denoted in indicated currency:

   A$        - Australian Dollar
   BP        - British Pound
   C$        - Canadian Dollar
   DK        - Danish Krone
   EC        - Euro
   GD        - Greek Drachma
   H$        - Hong Kong Dollar
   HF        - Hungarian Forint
   JY        - Japanese Yen
   MP        - Mexican Peso
   N$        - New Zealand Dollar
   NK        - Norwegian Kron
   PZ        - Polish Zloty
   SF        - Swiss Franc
   SK        - Swedish Krona
   VB        - Venezuelan Bolivar

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

 46 PIMCO Funds See accompanying notes

------------------------------------------------------------------
(h) Principal amount of the security is adjusted for inflation.

(i) Swap agreements outstanding at September 30, 2000:
                                                        Unrealized
                                          Notional   Appreciation/
Type                                        Amount    Depreciation
------------------------------------------------------------------
Receive floating rate based on 6-month Australian Bank
Bill and pay a fixed rate equal to 6.667%.

Broker: Morgan Stanley
Exp. 09/20/2005                      A$     66,500      $       14

Receive fixed rate equal to 7.470% and pay floating rate based on 3-month New Zealand Bank Bill.

Broker: Citibank
Exp. 08/31/2001                      N$     50,000             384

Receive floating rate based on 3-month Canadian Bank Bill and pay a fixed rate equal to 6.346%.

Broker: Goldman Sachs
Exp. 07/19/2005                      C$     44,000            (365)

Receive floating rate based on 3-month Canadian Bank Bill and pay fixed rate equal to 6.248%.

Broker: Royal Bank of Canada
Exp. 08/02/2005                            133,300            (739)

Receive floating rate based on 3-month Canadian Bank Bill and pay fixed rate equal to 6.515%.

Broker: J.P. Morgan
Exp. 05/10/2002                             51,990            (342)

Receive floating rate based on 6-month JY-LIBOR and pay fixed rate equal to 2.020%.

Broker: Goldman Sachs
Exp. 05/18/2010                      JY  7,436,060             116

Receive floating rate based on 6-month EURO-LIBOR and pay fixed rate equal to 6.175%.

Broker: Goldman Sachs
Exp. 05/22/2030                      EC     20,260            (204)

Receive a fixed rate equal to 7.291% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 07/21/2005                      $      29,500             672

Receive a fixed rate equal to 7.010% and pay floating rate based on 6-month LIBOR.

Broker: Morgan Stanley
Exp. 09/20/2005                             39,000             438

Receive floating rate based on 6-month EURO-LIBOR and pay fixed rate equal to 6.069%.

Broker: Morgan Stanley
Exp. 08/25/2030                          EC 15,500             113
                                                        ----------
                                                        $       87
                                                        ==========

(j) Subject to financing transaction.

(k) Restricted security.

                               2000 Semi-Annual Report See accompanying notes 47

Schedule of Investments

Emerging Markets Portfolio
September 30, 2000 (Unaudited)

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------
ARGENTINA 0.2%
--------------------------------------------------------------------
Republic of Argentina
        0.000% due 04/15/2001              $      600     $      578
       11.375% due 01/30/2017                     350            313
        6.000% due 03/31/2023                     450            309
                                                          ----------
Total Argentina                                                1,200
(Cost $1,191)                                             ==========

--------------------------------------------------------------------
BALTIC NATIONS 0.0%
--------------------------------------------------------------------
Republic of Kazakhstan
        8.375% due 10/02/2002              $      200            197
                                                          ----------
Total Baltic Nations                                             197
(Cost $198)                                               ==========

--------------------------------------------------------------------
BERMUDA 0.3%
--------------------------------------------------------------------
IMEXA Export Trust
       10.125% due 05/31/2003              $    1,772          1,766
                                                          ----------
Total Bermuda                                                  1,766
(Cost $1,734)                                             ==========

--------------------------------------------------------------------
BRAZIL 10.0%
--------------------------------------------------------------------
Republic of Brazil
        0.000% due 04/15/2006 (d)          $   22,371         21,109
        7.437% due 04/15/2009 (d)               3,500          3,073
       14.500% due 10/15/2009                   4,700          5,194
        8.000% due 04/15/2014                   2,487          1,903
        6.000% due 04/15/2024                  10,250          6,868
       12.250% due 03/06/2030                  13,750         12,513
       11.000% due 08/17/2040                   2,635          2,105
                                                          ----------
Total Brazil                                                  52,765
(Cost $52,109)                                            ==========

--------------------------------------------------------------------
BULGARIA 11.5%
--------------------------------------------------------------------
Republic of Bulgaria
        7.062% due 07/28/2011 (d)          $   12,250          9,279
        2.750% due 07/28/2012 (d)              10,406          7,580
        7.750% due 07/28/2024 (d)              57,550         44,025
                                                          ----------
Total Bulgaria                                                60,884
(Cost $63,102)                                            ==========

--------------------------------------------------------------------
CHILE 0.6%
--------------------------------------------------------------------
Republic of Chile
        6.875% due 04/28/2009              $    3,350          3,153
                                                          ----------
Total Chile                                                    3,153
(Cost $3,162)                                             ==========

--------------------------------------------------------------------
COLOMBIA 2.7%
--------------------------------------------------------------------
Republic of Colombia
       10.875% due 03/09/2004              $    2,430          2,351
       12.832% due 08/13/2005 (d)                  60             59
        7.625% due 02/15/2007                   2,480          1,903
        9.750% due 04/23/2009                   5,600          4,621
       11.750% due 02/25/2020                   6,500          5,517
                                                          ----------
Total Colombia                                                14,451
(Cost $15,211)                                            ==========

--------------------------------------------------------------------
CROATIA 2.0%
--------------------------------------------------------------------
Republic of Croatia
        7.000% due 02/27/2002              $    4,000          3,916
        7.000% due 03/28/2005             EC    1,000            878
        7.750% due 07/31/2006              $    6,058          5,679
                                                          ----------
Total Croatia                                                 10,473
(Cost $10,668)                                            ==========

--------------------------------------------------------------------
IVORY COAST 0.2%
--------------------------------------------------------------------
Ivory Coast
        1.900% due 03/30/2018             FF   44,650     $    1,023
                                                          ----------
Total Ivory Coast                                              1,023
(Cost $1,838)                                             ==========

--------------------------------------------------------------------
JORDAN 2.0%
--------------------------------------------------------------------
Kingdom of Jordan
        6.000% due 12/23/2023              $   14,150         10,574
                                                          ----------
Total Jordan                                                  10,574
(Cost $9,600)                                             ==========

--------------------------------------------------------------------
MALAYSIA 1.0%
--------------------------------------------------------------------
Republic of Malaysia
        6.875% due 05/15/2001              $      900            900
        8.750% due 06/01/2009                   4,000          4,208
                                                          ----------
Total Malaysia                                                 5,108
(Cost $5,086)                                             ==========

--------------------------------------------------------------------
MEXICO 19.9%
--------------------------------------------------------------------
Banco Nacional de Comercio Exterior
        8.000% due 08/05/2003              $    3,627          3,641
Cemex SA
        8.625% due 07/18/2003                   3,250          3,291
Grupo Iusacell SA De CV
       14.250% due 12/01/2006                   3,000          3,188
Grupo Televisa SA
        1.000% due 05/15/2008 (f)                   0              0
Myra-Lehman Brothers Holdings, Inc.
        6.700% due 11/30/2006 (d)               1,695          1,568
Nacional Financiera
       10.562% due 12/01/2000 (d)                 500            498
        9.750% due 03/12/2002                     100            104
Petroleos Mexicanos
        8.131% due 07/15/2005 (d)                 950            952
        9.375% due 12/02/2008                     500            515
United Mexican States
        1.000% due 04/07/2004             EC    3,500          3,232
     10.375% due 02/17/2009                $      750            818
        9.875% due 02/01/2010                   5,950          6,326
        7.925% due 12/31/2019 (d)              10,000         10,449
        6.250% due 12/31/2019                  30,500         27,337
        7.312% due 12/31/2019                   5,175          5,407
        7.800% due 12/31/2019                   2,500          2,612
       11.500% due 05/15/2026                  28,550         34,938
United Mexican States Recovery Rights
        0.000% due 06/30/2003                  28,728              0
                                                          ----------
Total Mexico                                                 104,876
(Cost $102,496)                                           ==========

--------------------------------------------------------------------
MOROCCO 0.7%
--------------------------------------------------------------------
Morocco Restructured Tranche A
        6.937% due 01/01/2009              $    4,190          3,708
                                                          ----------
Total Morocco                                                  3,708
(Cost $3,698)                                             ==========

--------------------------------------------------------------------
PANAMA 6.2%
--------------------------------------------------------------------
Republic of Panama
        7.875% due 02/13/2002              $      188            186
        7.930% due 05/10/2002                     151            148
        4.500% due 07/17/2014                  28,375         22,930
        8.875% due 09/30/2027                   5,000          4,188
        9.375% due 04/01/2029                   5,250          5,053
                                                          ----------
Total Panama                                                  32,505
(Cost $32,812)                                            ==========

48 PIMCO Funds See accompanying notes

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------
PERU 5.6%
--------------------------------------------------------------------
Republic of Peru
        4.500% due 03/07/2017 (d)          $   38,438     $   23,986
        3.750% due 03/07/2017                  10,350          5,791
                                                          ----------
Total Peru                                                    29,777
(Cost $33,391)                                            ==========

--------------------------------------------------------------------
PHILIPPINES 6.8%
--------------------------------------------------------------------
Bangko Sentral Pilipinas
        8.600% due 06/15/2027              $      175            119
Central Bank Philippines
        6.937% due 01/05/2005 (d)               5,350          5,051
        7.937% due 06/01/2008                   1,497          1,340
Republic of Philippines
        8.000% due 09/17/2004             EC    4,000          3,553
        7.937% due 12/01/2007              $    2,493          2,006
        6.500% due 12/01/2017                  12,800          9,871
        9.875% due 01/15/2019                  16,740         13,769
                                                          ----------
Total Philippines                                             35,709
(Cost $38,231)                                            ==========

--------------------------------------------------------------------
POLAND 11.2%
--------------------------------------------------------------------
Republic of Poland
        6.000% due 10/27/2014              $   24,500         22,540
        4.000% due 10/27/2024                   6,650          4,522
        3.500% due 10/27/2024                  51,240         32,281
                                                          ----------
Total Poland                                                  59,343
(Cost $58,642)                                            ==========

--------------------------------------------------------------------
QATAR 1.9%
--------------------------------------------------------------------
State of Qatar
        7.270% due 02/18/2004 (d)          $    1,000            993
        9.750% due 06/15/2030                   8,750          9,002
                                                          ----------
Total Qatar                                                    9,995
(Cost $9,859)                                             ==========

--------------------------------------------------------------------
SLOVAKIA 0.1%
--------------------------------------------------------------------
Slovak Wireless
       11.250% due 03/30/2007             EC      500            444
                                                          ----------
Total Slovakia                                                   444
(Cost $485)                                               ==========

--------------------------------------------------------------------
SOUTH KOREA 16.3%
--------------------------------------------------------------------
Cho Hung Bank
       11.875% due 04/01/2010              $    3,000          2,985
Export-Import Bank Korea
        6.500% due 11/15/2006                   2,500          2,435
        7.100% due 03/15/2007                  10,821         10,752
Hanvit Bank
       11.750% due 03/01/2010                   4,800          4,776
       12.750% due 03/01/2010                   3,750          3,831
Korea Development Bank
        7.675% due 10/06/2000 (d)               5,500          5,500
        7.125% due 09/17/2001                   5,604          5,593
        7.625% due 10/01/2002                   1,300          1,301
        8.294% due 06/16/2003 (d)               3,000          2,940
        6.625% due 11/21/2003                   2,900          2,824
        7.125% due 04/22/2004                   5,150          5,054
        7.375% due 09/17/2004                   8,000          7,886
Korea National Housing
       10.343% du05/23/2001                    11,000         11,220
Republic of Korea
        8.875% due 04/15/2008                  12,240         12,852
SK Telecom Co. Ltd.
        7.750% due 04/29/2004                   6,000          5,954
                                                          ----------
Total South Korea                                             85,903
(Cost $85,113)                                            ==========

--------------------------------------------------------------------
TUNISIA 1.3%
--------------------------------------------------------------------
Banque Centrale De Tunisie
        7.500% due 08/06/2009           EC      2,700          2,444
        8.250% due 09/19/2027                   4,750          4,144
                                                          ----------
Total Tunisia                                                  6,588
(Cost $6,724)                                             ==========

--------------------------------------------------------------------
TURKEY 0.3%
--------------------------------------------------------------------
Export Credit Bank of Turkey
       11.500% due 02/25/2005            $        900            891
Republic of Turkey
       11.875% due 11/05/2004                     400            417
                                                          ----------
Total Turkey                                                   1,308
(Cost $1,310)                                             ==========

--------------------------------------------------------------------
URUGUAY 1.7%
--------------------------------------------------------------------
Banco Central Del Uruguay
        8.062% due 02/19/2006 (d)        $        162            147
Republica Oriental Del Uruguay
        7.250% due 05/04/2009                   9,500          8,704
                                                          ----------
Total Uruguay                                                  8,851
(Cost $9,463)                                             ==========

--------------------------------------------------------------------
VENEZUELA 0.2%
--------------------------------------------------------------------
Republic of Venezuela
        7.437% due 03/31/2007            $        929            785
        9.250% due 09/15/2027                     750            507
                                                          ----------
Total Venezuela                                                1,292
(Cost $1,212)                                             ==========

--------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 11.8%
--------------------------------------------------------------------
Commercial Paper 11.3%
American Electric Power, Inc.
        6.700% due 10/18/2000            $      3,900          3,888
Bell South Telecommunications, Inc.
        6.490% due 11/01/2000                     200            199
Campbell Soup Co.
        6.490% due 12/04/2000                  14,200         14,039
Conagra, Inc.
        6.700% due 10/18/2000                   1,100          1,097
        6.670% due 11/15/2000                   5,000          4,959
Dominion Resources, Inc.
        6.710% due 10/18/2000                   5,400          5,384
General Electric Capital Corp.
        6.490% due 12/07/2000                     600            593
        6.470% due 12/13/2000                     500            494
        6.520% due 01/19/2001                   1,800          1,764
Infinity Broadcasting Corp.
        6.710% due 11/15/2000                   7,000          6,943
Ingersoll-Rand Co.
        6.690% due 10/04/2000                   1,000          1,000
International Paper Co.
        6.700% due 10/05/2000                   4,000          3,998
        6.720% due 11/28/2000                  15,000         14,840
Motorola, Inc.
        6.480% due 12/26/2000                     300            295
                                                          ----------
                                                              59,493
Repurchase Agreement 0.5%                                 ==========
State Street Bank
        5.850% due 10/02/2000                   2,834          2,834
        (Dated 9/29/2000.
        Collateralized by
        Federal Home Loan Bank
        7.025% due 03/06/2002 valued
        at $2,895. Repurchase proceeds
        are $2,835.)
                                                          ----------
Total Short-Term Instruments                                  62,327
(Cost $62,327)                                            ==========

                               2000 Semi-Annual Report See accompanying notes 49

Emerging Markets Portfolio
September 30, 2000 (Unaudited)

                                                               Value
                                                              (000s)
--------------------------------------------------------------------
Total Investments (a) 114.5%                              $  604,220
(Cost $609,662)

Other Assets and Liabilities (Net) (14.5%)                  (76,388)
                                                          ----------
Net Assets 100.0%                                         $  527,832
                                                          ==========
Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                            $    6,666

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                             (12,108)
                                                          ----------
Unrealized depreciation-net                               $   (5,442)
                                                          ==========
(b) Foreign forward currency contracts outstanding at September 30, 2000:

                                           Principal
                                              Amount      Unrealized
                             Covered by   Settlement    Appreciation/
Type      Currency             Contract        Month   (Depreciation)
--------------------------------------------------------------------
Buy             CL              674,375      12/2000      $      (53)
Sell            EC               13,145      10/2000             382
Buy                               3,316      10/2000             (88)
Buy                                 527      11/2000             (89)
Sell                                527      11/2000             100
Buy             HF            1,990,000      11/2000            (392)
Buy             PZ               13,250      11/2000              64
Buy                              15,000      12/2000             (53)
Buy                               7,000      01/2001             (59)
Buy                               4,500      02/2001             (29)
Buy                               5,000      03/2001             (59)
                                                          ----------
                                                          $     (276)
                                                          ==========

(c) Principal amount denoted in indicated currency:

      CL - Chilean Peso
      EC - Euro
      HF - Hugarian Forint
      PZ - Polish Zloty

(d) Variable rate security. The rate listed is as of September 30, 2000.

(e) Swap agreements outstanding at September 30, 2000:

                                             Notional     Unrealized
Type                                           Amount   Appreciation
--------------------------------------------------------------------
Receive fixed rate equal to 6.000% and the Fund will pay to the counterparty at par in the event of default of the Republic of Venezuela 9.250% due 09/15/2027.

Broker: Deutsche Bank AG New York
Exp. 03/31/2001                           $     3,500     $        2
                                                          ----------

(f) Security becomes interest bearing at a future date.

50 PIMCO Funds See accompanying notes

Notes to Financial Statements
September 30, 2000 (Unaudited)

1. Organization

PIMCO Funds: Pacific Investment Management Series (the Trust) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the Act), as amended, as an open-end investment management company. The Trust currently consists of 35 separate investment portfolios. The Short-Term, U.S. Government Sector, Mortgage, Real Return Bond, Investment Grade Corporate, Municipal Sector, International, and Emerging Market Bond Portfolios (the "Portfolios") are a series of the Trust. The following is a summary of significant accounting policies followed in the preparation of the Portfolios' financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of sixty days or less), are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments having a maturity of sixty days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared and distributed on a quarterly basis to shareholders. Net realized capital gains earned by a Portfolio, if any, will be distributed no less frequently than once each year.
     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
     Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Federal Income Taxes. Each Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

2000 Semi-Annual Report See accompanying notes 51

September 30, 2000 (Unaudited)

Financing Transactions. A Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, a Portfolio's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. The Portfolios are authorized to enter into futures contracts and options. A Portfolio may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Contracts. The Portfolios are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. A Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. The Portfolios are authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. A Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Delayed Delivery Transactions. A Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though principal is not received until maturity.

Repurchase Agreements. Each Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

 52 PIMCO Funds

Restricted Securities. Certain Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly owned subsidiary partnership of PIMCO Advisors L.P. which serves as investment adviser (the Adviser) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at the annual rate of 0.02% for all Portfolios.

Administration Fee. PIMCO serves as administrator (the Administrator), and provides administrative services to the Trust for which it receives from each Portfolio a monthly administrative fee based on each Portfolio's average daily net assets. The Administration Fee is charged at the annual rate of 0.10% for International and Emerging Markets Portfolios; and 0.03% for all other Portfolios.

Reorganization on Advisory and Administration Fee. On March 3, 2000, the shareholders of the Former PIMCO International Bond Fund and PIMCO Emerging Markets Bond Fund II approved for the reorganization of these funds as a corresponding new PIMCO Funds: Private Account Series. The shareholders approved a new management agreement with PIMCO Private Account Portfolio Series effective March 31, 2000, which replaced the previous contract.

The fees under the PIMCO Private Account Series as of April 1, 2000, for the Institutional Share Class will be as follows:

Portfolio                 Advisory         Admin   Total Operating
--------------------------------------------------------------------------------
International              0.02%          0.10%        0.12%
Emerging Markets           0.02%          0.10%        0.12%
All Other Portfolios       0.02%          0.03%        0.05%

The previous fees under the Pacific Investment Management Series for the Institutional Share Class were:

Portfolio                 Advisory         Admin   Total Operating
--------------------------------------------------------------------------------
International Portfolio    0.25%          0.25%        0.50%
Emerging Markets Portfolio 0.45%          0.40%        0.85%

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not interested persons of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) expenses, such as organizational expenses. PIMCO has agreed to waive a portion of Short-Term, U.S. Government Sector, Mortgage, Real Return Bond and Investment Grade Municipal Sector Portfolios administrative fees to the extent that the payment of each Portfolio's pro rata share of Trustee fees and organizational expenses cause the actual expense ratios to rise above the rates disclosed then-current in the prospectus plus 0.49 basis points (calculated as a percentage of each Portfolio's average daily net assets). PIMCO may be reimbursed for these waived amounts in future periods. Each unaffiliated Trustee receives an annual retainer of $45,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

Distributor. PIMCO Funds Distributors LLC, (PFD), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Portfolios' shares.

                                                      2000 Semi-Annual Report 53

September 30, 2000 (Unaudited)



4. Shares of Beneficial Interest
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):


                                            Short Term Portfolio      U.S. Government Sector Portfolio
                                            --------------------    ------------------------------------
                                                Period Ended           Period Ended        Year Ended
                                                 09/30/2000             09/30/2000         03/31/2000
                                              Shares    Amount      Shares    Amount    Shares    Amount
                                            --------------------    ------------------------------------
Receipts for shares sold                      10,000   $ 99,999     57,107  $ 614,003   31,467  $319,000
Issued as reinvestment of distributions          270      2,716      1,577     17,140      118     1,221
Cost of shares redeemed                            0          0    (20,906)  (225,707)  (2,230)  (23,100)
Net increase (decrease) resulting
   from Portfolio share transactions          10,270   $102,715     37,778  $ 405,436   29,355  $297,121

                                                        Mortgage Portfolio
                                            ----------------------------------------
                                               Period Ended            Year Ended
                                                09/30/2000             03/31/2000
                                            Shares     Amount      Shares     Amount
                                            ----------------------------------------
Receipts for shares sold                    293,821  $3,043,727    95,695  $ 967,529
Issued as reinvestment of distributions       6,130      63,728       309      3,140
Cost of shares redeemed                     (50,302)   (520,660)        0          0
Net increase (decrease) resulting from
   Portfolio share transactions             249,649  $2,586,795    96,004  $ 970,669


                                                Real Return                                                Municipal Sector
                                               Bond Portfolio      Investment Grade Corporate Portfolio       Portfolio
                                           ----------------------  ------------------------------------ ----------------------
                                           Period from 04/28/2000                                       Period from 08/21/2000
                                                     to               Period Ended       Year Ended              to
                                                 09/30/2000            09/30/2000        03/31/2000           09/30/2000
                                             Shares       Amount    Shares   Amount   Shares     Amount    Shares     Amount
                                           ----------------------  ------------------------------------ ----------------------
Receipts for shares sold                     14,339    $ 144,974    36,414 $ 369,851  36,070  $ 362,126     2,696 $   26,914
Issued as reinvestment of distributions         160        1,623     1,191    12,060     146      1,468         2         26
Cost of shares redeemed                        (748)      (7,575)  (19,398) (196,039  (4,987)   (50,350)        0          0
Net increase (decrease) resulting
   from Portfolio share transactions         13,751    $ 139,022    18,207 $ 185,872  31,229  $ 313,244     2,698 $   26,940

                                                       International Portfolio                Emerging Markets Portfolio
                                               ---------------------------------------  -------------------------------------
                                                    Period Ended         Year Ended        Period Ended        Year Ended
                                                     09/30/2000          03/31/2000         09/30/2000         03/31/2000
                                                Shares     Amount    Shares   Amount     Shares    Amount   Shares    Amount
                                               ---------------------------------------  -------------------------------------
Receipts for shares sold                         58,432   $ 396,979   98,595  $679,200    21,567  $210,625  23,345  $ 226,178
Issued as reinvestment of distributions           2,408      16,304    6,156    41,675     1,703    16,671   2,022     19,552
Cost of shares redeemed                         (10,922)    (74,118) (36,642) (251,030)   (5,405)  (52,340) (4,472)   (43,668)
Net increase (decrease) resulting
   from Portfolio share transactions             49,918   $ 339,165   68,109  $469,845    17,865  $174,956  20,895  $ 202,062

54 PIMCO Funds

5. Purchases and Sales of Securities
Purchases and sales of investment securities (excluding short-term instruments) for the period ended September 30, 2000 were as follows (amounts in thousands):

                                              U.S. Government/Agency                         All Other
                                       ----------------------------------------------------------------------
                                          Purchases               Sales           Purchases             Sales
-------------------------------------------------------------------------------------------------------------
Short Term Portfolio                   $        63,263         $      462     $   131,601        $     35,005
U.S. Government Sector Portfolio             6,107,074          5,893,352         213,893              46,572
Mortgage Portfolio                          19,939,487         17,574,194       2,128,361             107,280
Real Return Bond Portfolio                     430,342            234,322          53,290               2,888
Investment Grade Corporate Portfolio            33,641             23,944         428,314             229,657
Municipal Sector Portfolio                         108                  0          35,056               6,424
International Portfolio                      1,438,316            957,829       1,520,623           1,334,078
Emerging Markets Portfolio                           0                  0         498,104             321,301

6. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

                              U.S. Government           Mortgage    International     Investment Grade
                             Sector Portfolio          Portfolio        Portfolio  Corporate Portfolio
                          ----------------------------------------------------------------------------
                                                                Premium
                          ----------------------------------------------------------------------------
Balance at 03/31/2000           $         383    $           182       $      165           $        0
Sales                                   2,073              4,471            3,460                   26
Closing Buys                           (1,947)              (806)            (689)                 (26)
Expirations                              (502)            (1,484)          (1,755)                   0
Exercised                                   0                  0                0                    0
                                --------------   ----------------      -----------          ----------
Balance at 09/30/2000           $           7    $         2,363       $    1,181           $        0
------------------------------------------------------------------------------------------------------

7. Federal Income Tax Matters
As of March 31, 2000, the Portfolio listed in the table below had remaining capital loss carryforwards that were realized or acquired in prior years. Use of the acquired capital loss carryforwards may be limited under current tax laws.

Additionally, the International Portfolio realized capital losses and/or foreign currency losses of $23,291,834 during the period of November 1, 1999 through March 31, 2000 which the Portfolio elected to defer to the following fiscal year pursuant to income tax regulations.

The Portfolio will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.

                                                   Capital Loss Carryforwards
                                              --------------------------------------
                                              Realized Losses        Acquired Losses           Expiration
---------------------------------------------------------------------------------------------------------
International Portfolio                       $    19,625,557        $             0           03/31/2008

8. Acquisition by Allianz AG
On May 5, 2000, Allianz AG completed the acquisition of approximately 70% of the outstanding partnership interest in PIMCO Advisors L.P. ("PIMCO Advisors"), of which PIMCO is a subsidiary partnership. As a result of this transaction, PIMCO Advisors, and its subsidiaries, are now controlled by Allianz AG, a leading provider of financial services, particularly in Europe. PIMCO remains operationally independent, continues to operate under its existing name, and now leads the global fixed-income efforts of Allianz AG. Key employees at each PIMCO Advisors' investment units, including PIMCO's Bill Gross, have signed long-term employment contracts and have significant profit-sharing and retention arrangements to ensure continuity of the investment process and staff. With the addition of PIMCO Advisors, the Allianz Group manages assets of approximately US$650 billion, including more than 300 mutual funds for retail and institutional clients around the world.

2000 Semi-Annual Report 55

Pacific Investment Management Company is responsible for the management and administration of the PIMCO Funds: Pacific Investment Management Series. Founded in 1971, Pacific Investment Management Company currently manages assets in excess of $207 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, Pacific Investment manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Trustees and Officers

     Brent R. Harris Chairman and Trustee
     R. Wesley Burns President and Trustee
     Guilford C. Babcock Trustee
     E. Philip Cannon Trustee
     Vern O. Curtis Trustee
     J. Michael Hagan Trustee
     Thomas P. Kemp Trustee
     William J. Popejoy Trustee
     Garlin G. Flynn Secretary
     John P. Hardaway Treasurer

Investment Adviser and Administrator

     Pacific Investment Management Company
     840 Newport Center Drive, Suite 300
     Newport Beach, CA 92660

Custodian

     State Street Bank & Trust Company
     801 Pennsylvania
     Kansas City, MO 64105

Transfer Agent

     National Financial Data Services
     330 W. 9th Street, 4th Floor
     Kansas City, MO 64105

Counsel

     Dechert Price & Rhoads
     1775 Eye Street, N.W.
     Washington, D.C. 20006-2401

Independent Accountants

     PricewaterhouseCoopers LLP
     1055 Broadway
     Kansas City, MO 64105

[LOGO OF PIMCO FUNDS]

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660

The Portfolios issue shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act of 1933, as amended (the "Securities Act"). The enclosed report is not an offer to sell, or a solicitation of any offer to buy, any security to the public within the meaning of the Securities Act.


This report is submitted for the general information of the shareholders of the PIMCO Funds: Private Account Portfolio Series. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective offering memorandum for the PIMCO Funds: Private Account Portfolio Series, which contains information covering its investment policies as well as other pertinent information.


PIMCO Funds Distributors LLC
2187 Atlantic Street, Stamford, CT 06902